                                                              File No. 033-31375
                                                                        811-5929


     As filed with the Securities and Exchange Commission on April 29, 2019


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.    [ ]


                       Post-Effective Amendment No. 47 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 49


                        (Check appropriate box or boxes)

                             AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1880


                                Sean P. McGoff
               Chief Compliance Officer of the Separate Accounts

                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On May 1, 2019 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



      May 1, 2019

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
            ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368
                               (800) 249-6269
 ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA
                                 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the following Funds:




      AllianceBernstein LP;


      Allianz Global Investors U.S. LLC - New York;

      American Beacon Advisors Inc.;

      American Century Investment Management, Inc.;

      AMG Funds LLC;

      Amundi Pioneer Asset Management, Inc.;

      AQR Capital Management LLC;

      Ariel Investments, LLC;

      ArrowMark Colorado Holdings, LLC (ArrowMark Partners);

      Baillie Gifford Overseas Limited;

      BAMCO Inc.;

      Barrow Hanley Mewhinney & Strauss LLC;

      BlackRock Advisors LLC;

      BlackRock Institutional Trust Company NA;

      BMO Asset Management Corp.;

      Calvert Research and Management;

      Capital Research and Management Company;

      ClearBridge Investments, LLC;

      Cohen & Steers Capital Management, Inc.;

      Columbia Mgmt Investment Advisers, LLC;

      Columbia Wanger Asset Management LLC;

      Cramer Rosenthal McGlynn, LLC;

      Crossmark Global Investments, Inc.;

      Delaware Management Company;

      Dimensional Fund Advisors LP;

      Donald Smith & Co Inc;

      Dreyfus Corporation;

      DWS Investment Management Americas Inc.;

      Federated Equity Mgmt Co. Of Penn;

      Federated Global Investment Management Corp.;

      Federated Investment Management Company;

      Federated MDTA LLC;

      Fidelity Management & Research Company;

      Fidelity SelectCo, LLC;

      First Eagle Investment Management, LLC;

      FMR Co., Inc. (FMRC);

      Franklin Advisers, Inc.;

      Franklin Advisory Services, LLC;

      Franklin Templeton Institutional, LLC;

      Fred Alger Management Inc.;

      Frost Investment Advisors, LLC;

      Goldman Sachs Asset Management, L.P.;

      Guidestone Capital Management;

      Harris Associates L.P.;

      Hartford Funds Management Company, LLC;

      Henssler Asset Management, LLC;

      Invesco Advisers, Inc.;

      Ivy Investment Management Co.;

      J.P. Morgan Investment Management, Inc.;

      Jackson Square Partners, LLC;

      Janus Capital Management LLC;

      Jennison Associates LLC;

      John Hancock Advisers, LLC;

      Knights of Columbus Asset Advisors LLC;

      Lawing Financial Associates Inc.;

      Legg Mason Partners Fund Advisor, LLC;

      Loomis Sayles & Company LP;

      Lord, Abbett & Co LLC;

      Manning & Napier Advisors, LLC;

      Massachusetts Financial Services Company;

      Neuberger Berman Investment Advisers LLC;

      New York Life Investment Management LLC;

      Northern Trust Investments Inc.;

      Nuveen Fund Advisors, LLC;

      Oak Ridge Investments, LLC;

      OFI Global Asset Management, Inc.;

      Pacific Investment Management Co LLC;

      Parnassus Investments;

      Pax World Management LLC;

      Payden & Rygel;

      Payden/Kravitz Investment Advisers LLC;

      PGIM Investments LLC;

      PNC Capital Advisors LLC;

      Principal Global Investors, LLC;

      Putnam Investment Management, LLC;

      Pzena Investment Management LLC (US);

      Russell Investment Management, LLC;

      Schroder Investment Mgnt NA Inc.;

      Schwartz Investment Counsel Inc.;

      SSGA Funds Management Inc.;

      Stephens Inv Mgmt Group, LLC;

      T. Rowe Price Associates, Inc.;

      Teachers Advisors LLC;

      Templeton Global Advisors Limited;

      Thornburg Investment Management Inc.;

      Timothy Partners Ltd.;

      Touchstone Advisors Inc.;

      Vanguard Group Inc.;

      Victory Capital Management Inc.;

      Virtus Fund Advisers, LLC;

      Virtus Investment Advisers, Inc.;

      Wellington Management Company LLP;

      Wells Fargo Funds Management LLC;

      William Blair Investment Management, LLC;




A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2019, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2019

                             TABLE OF CONTENTS


DESCRIPTION                                              PAGE

DEFINITIONS...........................................      5

SUMMARY...............................................      7
   Purpose of the Contracts...........................      7
   Types of Contracts.................................      7
   The Variable Account and the Funds.................      7
   Fixed Interest Account and Stable Value Account....      7
   Contributions......................................      7
   Transfers..........................................      8
   Withdrawals........................................      8
   The Death Benefit..................................      8
   Death Benefits and Multiple Beneficiaries..........      8
   Annuity Options....................................      8
   Charges............................................      8
   Withdrawal Charge..................................      8
   Premium Tax Charge.................................      8
   Asset Charge.......................................      8
   Administrative Charge..............................      8
   Additional Charges and Fees........................      9
   Expenses of the Funds..............................      9
   Ten-Day Free Look..................................      9
   Termination by the Owner...........................      9
   Contacting AUL.....................................      9

EXPENSE TABLE.........................................     10

CONDENSED FINANCIAL INFORMATION.......................     11

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................    255
   American United Life Insurance Company(R)..........    255
   Variable Account...................................    255
   The Funds..........................................    255
   Revenue AUL Receives...............................    313

THE CONTRACTS.........................................    313
   General............................................    313

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD........................    314
   Contributions under the Contracts..................    314
   Ten-Day Free Look..................................    314
   Initial and Single Contributions...................    314
   Allocation of Contributions........................    314
   Subsequent Contributions Under Recurring
    Contribution Contracts............................    314
   Transfers of Account Value.........................    315
   Abusive Trading Practices..........................    315
   Late Trading.......................................    315
   Market Timing......................................    315
   Participant's Variable Account Value...............    316
   Accumulation Units.................................    316

DESCRIPTION                                              PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value............................    316
   Net Investment Factor..............................    316
   Dollar Cost Averaging Program......................    316

CASH WITHDRAWALS AND THE
DEATH BENEFIT.........................................    317
   Cash Withdrawals...................................    317
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs..............    317
   Constraints on Withdrawals.........................    317
   General............................................    317
   403(b) Programs....................................    318
   Texas Optional Retirement Program..................    318
   The Death Benefit..................................    318
   Death Benefits and Multiple Beneficiaries..........    319
   Termination by the Owner...........................    319
   Termination by AUL.................................    320
   Payments from the Variable Account.................    320

CHARGES AND DEDUCTIONS................................    321
   Premium Tax Charge.................................    321
   Withdrawal Charge..................................    321
   Asset Charge.......................................    322
   Variable Investment Plus...........................    322
   Administrative Charge..............................    322
   Additional Charges and Fees........................    322
   Other Charges......................................    323
   Variations in Charges..............................    323
   Guarantee of Certain Charges.......................    323
   Expenses of the Funds..............................    323

ANNUITY PERIOD........................................    323
   General............................................    323
   Annuity Options....................................    324
   Option 1 - Life Annuity............................    324
   Option 2 - Certain and Life Annuity................    324
   Option 3 - Survivorship Annuity....................    324
   Option 4 - Installment Refund Life Annuity.........    324
   Option 5 - Fixed Periods...........................    324
   Selection of an Option.............................    324

THE FIXED INTEREST ACCOUNT............................    325
   Interest...........................................    325
   Withdrawals and Transfers..........................    325
   Transfer of Interest Option........................    326
   Contract Charges...................................    326
   Payments from the Fixed Interest Account...........    327
   403(b) Plan Loans..................................    327

THE STABLE VALUE ACCOUNT..............................    327
   In General.........................................    327

                             TABLE OF CONTENTS


DESCRIPTION                                             PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value......................    327
   Transfers to and from the SVA.....................    328
   Benefits Paid from the SVA........................    328
   Annuities Paid from the SVA.......................    328
   Contract Termination..............................    328

MORE ABOUT THE CONTRACTS.............................    329
   Designation and Change of Beneficiary.............    329
   Assignability.....................................    329
   Proof of Age and Survival.........................    329
   Misstatements.....................................    329
   Termination of Recordkeeping Services.............    329

FEDERAL TAX MATTERS..................................    329
   Introduction......................................    329
   Tax Status of the Company and
    the Variable Account.............................    330
   Tax Treatment of Retirement Programs..............    330
   401 Employee Benefit Plans........................    330
   403(b) Plans......................................    331

DESCRIPTION                                             PAGE

FEDERAL TAX MATTERS (CONTINUED)
   408 and 408A Programs.............................    331
   409A and 457 Programs.............................    331
   HSA, HRA, and OPEB Employee Benefit Plans.........    331
   Tax Penalty.......................................    332
   Withholding.......................................    332

OTHER INFORMATION....................................    332
   Mixed and Shared Funding..........................    332
   Voting of Shares of the Funds.....................    332
   Substitution of Investments.......................    333
   Redemption Fees...................................    334
   Changes to Comply with Law and Amendments.........    334
   Reservation of Rights.............................    334
   Periodic Reports..................................    334
   Payments to Agents, Intermediaries and
    other Financial Professionals....................    334
   Legal Proceedings.................................    334
   Legal Matters.....................................    334
   Financial Statements..............................    334

STATEMENT OF ADDITIONAL INFORMATION..................    335

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

EMPLOYER - An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Internal Revenue Service.

OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.

PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.


PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.


THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 222.

Each of the Funds has different principal investment strategies. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE


AUL may deduct from a Participant's Account an Administrative Charge to a maximum of $75 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.


CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."



PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                            8%

OPTIONAL FEES
Maximum Loan Initiation Fee(2)                                                                                          $    100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                   $      5
Maximum Charge for Non-Electronic Contributions                                                                         $  1,000
Maximum Distribution Fee(4)                                                                                             $     60
Maximum Contract Termination Individual Participant Check Fee(5)                                                        $    100


The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.


Maximum Administrative Charge(6)                                                                                          $      75
Maximum Brokerage Window Fee(7)                                                                                           $     100
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                             1.25%
Investment Advice Provider Fee(9)                                                                                          May Vary
Maximum Managed Account Service Fee(9)                                                                                        1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                   $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                0.20%
Maximum Loan Administration Fee(12)                                                                                       $      50


(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.


(4) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(6) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of Contract.


(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
    0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in
    0.25 percent quarterly installments. No portion of these fees are retained by AUL.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.


(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM                 MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, acquired fund fees and expenses ("AFFE"),
and other expenses*)                                                                         0.02%                   2.62%



* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE

ASSUMING DEDUCTION OF THE MAXIMUM % AMOUNT FOR TOTAL FUND ANNUAL OPERATING
EXPENSES:


MAXIMUM TOTAL FUND OPERATING EXPENSES:  2.62%


The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If you surrender your contract at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                     $1,203                         $2,168                         $3,135                         $5,195



(2) If you annuitize at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $482                          $1,447                         $2,413                         $4,833



(3) If you do not surrender your contract:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $482                          $1,447                         $2,413                         $4,833



ADDITIONAL ASSUMPTIONS:


Annual M&E Charge:      1.25%
Maximum GMDB Option:    0.20%
Maximum Admin. Charge:  $75
Surrender Charges:      8% for years 1-5, 4% for years 6-10, 0% for years 11+
                        These surrender charges are reduced by 10% due to the free-out provision in these contracts.
                        This is the maximum surrender charge scale imposed on such contracts.
                         For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2009 through December 31, 2018.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2018. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB CORE OPPORTUNITIES FUND - R CLASS
  BAND 125
   2018                                               $ 2.38                         $ 2.28                           297,592
   2017                                                 1.97                           2.38                           250,602
   2016                                                 1.86                           1.97                           264,753
   2015                                                 1.79                           1.86                           274,808
   2014                                                 1.61                           1.79                           395,210
   2013                                                 1.23                           1.61                           506,963
   2012                                                 1.08                           1.23                           234,076
   2011                                                 1.04                           1.08                            79,578
   2010                                                 0.91                           1.04                            47,749
   2009                                                 0.75                           0.91                            37,645

  BAND 100
   2018                                               $ 2.46                         $ 2.36                                 -
   2017                                                 2.03                           2.46                               527
   2016                                                 1.91                           2.03                               888
   2015                                                 1.83                           1.91                             7,547

  BAND 0
   2018                                               $ 2.79                         $ 2.70                           195,611
   2017                                                 2.28                           2.79                           191,412
   2016                                                 2.12                           2.28                           193,509
   2015                                                 2.02                           2.12                             1,145
   2014                                                 1.80                           2.02                             1,145
   2013                                                 1.35                           1.80                             1,145
   2012                                                 1.17                           1.35                             1,145
   2011                                                 1.12                           1.17                             1,145
   2010                                                 0.97                           1.12                             1,145

AB DISCOVERY GROWTH FUND - R CLASS
  BAND 125
   2018                                               $ 2.65                         $ 2.49                           306,512
   2017                                                 2.03                           2.65                           468,130
   2016                                                 1.97                           2.03                         1,157,771
   2015                                                 2.02                           1.97                         1,647,096
   2014                                                 2.00                           2.02                         1,333,504
   2013                                                 1.47                           2.00                           960,091
   2012                                                 1.30                           1.47                           461,118
   2011                                                 1.28                           1.30                           437,753
   2010                                                 0.93                           1.28                           240,108
   2009                                                 0.65                           0.93                           160,545

  BAND 100
   2018                                               $ 2.74                         $ 2.57                            59,333
   2017                                                 2.09                           2.74                            70,746
   2016                                                 2.03                           2.09                            83,102
   2015                                                 2.07                           2.03                           206,398
   2014                                                 2.04                           2.07                           204,608
   2013                                                 1.50                           2.04                            60,604
   2012                                                 1.32                           1.50                            56,407
   2011                                                 1.30                           1.32                            50,425
   2010                                                 0.95                           1.30                            41,612
   2009                                                 0.65                           0.95                            67,708

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                               $ 2.91                         $ 2.76                            30,147
   2017                                                 2.22                           2.91                            30,147
   2016                                                 2.14                           2.22                            40,973
   2015                                                 2.17                           2.14                            42,070
   2014                                                 2.13                           2.17                            42,929
   2013                                                 1.55                           2.13                            43,539
   2012                                                 1.37                           1.55                            75,572
   2011                                                 1.33                           1.37                           112,657
   2010                                                 0.97                           1.33                           129,801
   2009                                                 0.66                           0.97                           153,819

  BAND 0
   2018                                               $ 3.10                         $ 2.95                                 -
   2017                                                 2.35                           3.10                                 -
   2016                                                 2.25                           2.35                                 -
   2015                                                 2.28                           2.25                           304,332
   2014                                                 2.23                           2.28                           143,765
   2013                                                 1.62                           2.23                            55,492

AB DISCOVERY VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 2.63                         $ 2.20                           437,751
   2017                                                 2.37                           2.63                           443,723
   2016                                                 1.94                           2.37                           491,501
   2015                                                 2.09                           1.94                           223,013
   2014                                                 1.96                           2.09                           359,301
   2013                                                 1.45                           1.96                           460,046
   2012                                                 1.25                           1.45                           567,555
   2011                                                 1.38                           1.25                           601,472
   2010                                                 1.11                           1.38                           432,363
   2009                                                 0.79                           1.11                           303,697

  BAND 100
   2018                                               $ 2.72                         $ 2.27                            79,086
   2017                                                 2.44                           2.72                            94,676
   2016                                                 1.99                           2.44                            58,776
   2015                                                 2.15                           1.99                            60,237
   2014                                                 2.00                           2.15                            63,662

  BAND 50
   2018                                               $ 2.89                         $ 2.43                           155,514
   2017                                                 2.59                           2.89                           167,080
   2016                                                 2.10                           2.59                           172,714
   2015                                                 2.25                           2.10                           179,470
   2014                                                 2.09                           2.25                           182,718
   2013                                                 1.54                           2.09                           191,857
   2012                                                 1.31                           1.54                           195,370
   2011                                                 1.44                           1.31                           194,052
   2010                                                 1.15                           1.44                            35,636

AB DISCOVERY VALUE FUND - Z CLASS
  BAND 125
   2018                                               $ 1.03                         $ 0.86                            36,176

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AB HIGH INCOME FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.23                       $  1.15                      2,294,382
   2017                                                1.16                          1.23                      5,966,921
   2016                                                1.01                          1.16                      8,761,241
   2015                                                1.06                          1.01                      7,209,994
   2014                                                1.04                          1.06                      6,206,979
   2013                                                1.00 (06/20/13)               1.04                      2,089,742

AB HIGH INCOME FUND - R CLASS
  BAND 125
   2018                                              $ 1.20                       $  1.11                         26,505
   2017                                                1.13                          1.20                         26,459
   2016                                                1.00                          1.13                         16,179
   2015                                                1.05                          1.00                          5,978
   2014                                                1.04                          1.05                         51,742
   2013                                                1.00 (06/20/13)               1.04                          1,307

AB INTERNATIONAL VALUE FUND - R CLASS
  BAND 125
   2018                                              $ 1.19                       $  0.90                        176,895
   2017                                                0.97                          1.19                        127,579
   2016                                                0.99                          0.97                        271,421
   2015                                                0.98                          0.99                        318,044
   2014                                                1.07                          0.98                        399,182
   2013                                                0.89                          1.07                        394,237
   2012                                                0.79                          0.89                        378,832
   2011                                                1.00                          0.79                        420,444
   2010                                                0.98                          1.00                        651,547
   2009                                                0.74                          0.98                        650,608

  BAND 100
   2018                                              $ 1.23                       $  0.93                            903
   2017                                                0.99                          1.23                            905
   2016                                                1.02                          0.99                          3,647
   2015                                                1.00                          1.02                         11,245
   2014                                                1.09                          1.00                          9,578

AB SMALL CAP GROWTH PORTFOLIO - R CLASS
  BAND 125
   2018                                              $ 3.15                       $  3.07                        315,055
   2017                                                2.38                          3.15                        493,384
   2016                                                2.27                          2.38                      1,126,912
   2015                                                2.33                          2.27                      1,215,437
   2014                                                2.41                          2.33                      1,111,480
   2013                                                1.69                          2.41                      1,275,819
   2012                                                1.49                          1.69                      1,016,170
   2011                                                1.45                          1.49                        640,602
   2010                                                1.07                          1.45                        507,443
   2009                                                0.77                          1.07                        445,190

  BAND 100
   2018                                              $ 3.25                       $  3.18                         90,632
   2017                                                2.45                          3.25                        110,967
   2016                                                2.33                          2.45                        150,755
   2015                                                2.39                          2.33                        198,679
   2014                                                2.46                          2.39                        198,413
   2013                                                1.72                          2.46                          2,763
   2012                                                1.51                          1.72                            364

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 3.69                         $ 3.64                                 -
   2017                                                 2.75                           3.69                                 -
   2016                                                 2.59                           2.75                             2,161
   2015                                                 2.63                           2.59                           152,037
   2014                                                 2.69                           2.63                           116,328
   2013                                                 1.86                           2.69                           102,496
   2012                                                 1.62                           1.86                           112,940
   2011                                                 1.56                           1.62                            14,055
   2010                                                 1.14                           1.56                            10,510
   2009                                                 0.80                           1.14                               960

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND - R CLASS
  BAND 125
   2018                                               $ 1.53                         $ 1.25                            41,628
   2017                                                 1.16                           1.53                            35,641
   2016                                                 1.26                           1.16                            35,325
   2015                                                 1.31                           1.26                           168,741
   2014                                                 1.35                           1.31                           166,047
   2013                                                 1.21                           1.35                            79,354
   2012                                                 1.06                           1.21                            79,642
   2011                                                 1.29                           1.06                            91,158
   2010                                                 1.17                           1.29                           392,417
   2009                                                 0.85                           1.17                         1,382,120

  BAND 100
   2018                                               $ 1.58                         $ 1.29                            10,875
   2017                                                 1.19                           1.58                            10,881
   2016                                                 1.30                           1.19                            12,873
   2015                                                 1.34                           1.30                            14,458
   2014                                                 1.38                           1.34                            36,537

  BAND 50
   2018                                               $ 1.68                         $ 1.38                           286,023
   2017                                                 1.26                           1.68                           352,377
   2016                                                 1.37                           1.26                           355,965
   2015                                                 1.41                           1.37                           375,190
   2014                                                 1.44                           1.41                           396,780
   2013                                                 1.28                           1.44                           439,242
   2012                                                 1.12                           1.28                           456,421
   2011                                                 1.35                           1.12                           535,816
   2010                                                 1.21                           1.35                           474,332
   2009                                                 0.87                           1.21                           459,866

AB VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 1.50                         $ 1.25                            45,700
   2017                                                 1.35                           1.50                            45,316
   2016                                                 1.24                           1.35                            43,349
   2015                                                 1.36                           1.24                            54,998
   2014                                                 1.24                           1.36                            52,997
   2013                                                 0.93                           1.24                            89,160
   2012                                                 0.82                           0.93                            70,046
   2011                                                 0.87                           0.82                            63,274
   2010                                                 0.79                           0.87                            62,565
   2009                                                 0.68                           0.79                            60,625

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2018                                             $  1.55                      $  1.30                          3,274
    2017                                                1.39                         1.55                          7,987
    2016                                                1.27                         1.39                          7,999
    2015                                                1.39                         1.27                         57,333
    2014                                                1.26                         1.39                         57,247
    2013                                                0.95                         1.26                         52,334
    2012                                                0.83                         0.95                         60,310
    2011                                                0.88                         0.83                         69,052
    2010                                                0.80                         0.88                         61,588
    2009                                                0.68                         0.80                         53,550

ALGER BALANCED PORTFOLIO - I-2 CLASS
  BAND 125
    2018                                             $  1.63                      $  1.55                        812,568
    2017                                                1.43                         1.63                        908,907
    2016                                                1.33                         1.43                        909,177
    2015                                                1.33                         1.33                        924,645
    2014                                                1.23                         1.33                      1,003,672
    2013                                                1.08                         1.23                      1,122,539
    2012                                                1.03                         1.08                      1,338,041
    2011                                                1.04                         1.03                      1,520,882
    2010                                                0.96                         1.04                      1,687,503
    2009                                                0.75                         0.96                      1,706,404

ALGER CAPITAL APPRECIATION FUND - Z CLASS
  BAND 125
    2018                                             $  1.29                      $  1.26                      2,508,792
    2017                                                0.99                         1.29                      2,265,413

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - I CLASS
  BAND 125
    2018                                             $  2.86                      $  2.80                      1,711,764
    2017                                                2.21                         2.86                      1,769,559
    2016                                                2.23                         2.21                      2,177,910
    2015                                                2.12                         2.23                      3,898,881
    2014                                                1.90                         2.12                      4,062,912
    2013                                                1.43                         1.90                      3,917,516
    2012                                                1.22                         1.43                      4,721,795
    2011                                                1.25                         1.22                      4,325,307
    2010                                                1.12                         1.25                      3,000,328
    2009                                                0.76                         1.12                      1,080,172

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - R CLASS
  BAND 125
    2018                                             $  2.71                      $  2.64                      2,147,870
    2017                                                2.10                         2.71                      2,763,378
    2016                                                2.13                         2.10                      4,334,234
    2015                                                2.04                         2.13                      5,784,626
    2014                                                1.83                         2.04                      4,529,320
    2013                                                1.38                         1.83                      5,110,290
    2012                                                1.19                         1.38                      5,000,198
    2011                                                1.22                         1.19                      2,230,755
    2010                                                1.10                         1.22                      1,543,088
    2009                                                0.75                         1.10                        787,045

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2018                                             $  2.94                       $ 2.89                         375,788
    2017                                                2.27                         2.94                         391,380
    2016                                                2.28                         2.27                         404,146
    2015                                                2.17                         2.28                         428,771
    2014                                                1.93                         2.17                         458,701
    2013                                                1.45                         1.93                         487,056
    2012                                                1.24                         1.45                         535,670
    2011                                                1.26                         1.24                         566,804

  BAND 0
    2018                                             $  3.11                       $ 3.07                          93,619
    2017                                                2.38                         3.11                          88,838
    2016                                                2.39                         2.38                         660,903
    2015                                                2.26                         2.39                         907,686
    2014                                                2.00                         2.26                         600,985
    2013                                                1.49                         2.00                         610,762
    2012                                                1.27                         1.49                         585,119
    2011                                                1.29                         1.27                         341,307
    2010                                                1.14                         1.29                          82,371

ALGER CAPITAL APPRECIATION PORTFOLIO - I-2 CLASS
  BAND 125
    2018                                             $  1.86                       $ 1.84                      25,060,876
    2017                                                1.44                         1.86                      30,861,187
    2016                                                1.45                         1.44                      35,021,371
    2015                                                1.38                         1.45                      36,466,002
    2014                                                1.23                         1.38                      25,403,398
    2013                                                0.92                         1.23                      26,449,434
    2012                                                0.79                         0.92                      22,832,193
    2011                                                0.80                         0.79                      15,260,179
    2010                                                0.71                         0.80                      13,690,430
    2009                                                0.48                         0.71                      11,507,029

  BAND 0
    2018                                             $  2.33                       $ 2.32                         647,780
    2017                                                1.77                         2.33                         411,151
    2016                                                1.76                         1.77                         337,382
    2015                                                1.66                         1.76                         262,876
    2014                                                1.46                         1.66                         144,775
    2013                                                1.08                         1.46                          10,155

ALGER LARGE CAP GROWTH PORTFOLIO - I-2 CLASS
  BAND 125
    2018                                             $  5.25                       $ 5.30                       5,584,297
    2017                                                4.14                         5.25                       6,152,223
    2016                                                4.22                         4.14                       6,861,306
    2015                                                4.20                         4.22                       8,048,357
    2014                                                3.84                         4.20                       8,683,259
    2013                                                2.88                         3.84                       9,499,451
    2012                                                2.65                         2.88                      12,763,073
    2011                                                2.69                         2.65                      14,617,577
    2010                                                2.40                         2.69                      16,475,800
    2009                                                1.65                         2.40                      17,860,538

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - I CLASS
  BAND 125
    2018                                          $  1.98                       $ 1.96                        259,571
    2017                                             1.56                         1.98                        209,085
    2016                                             1.48                         1.56                        170,402
    2015                                             1.55                         1.48                        345,062
    2014                                             1.57                         1.55                        508,835
    2013                                             1.19                         1.57                      4,769,796
    2012                                             1.07                         1.19                      5,109,270
    2011                                             1.11                         1.07                      5,515,780
    2010                                             0.90                         1.11                      4,810,958
    2009                                             0.63                         0.90                      4,103,211

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - R CLASS
  BAND 125
    2018                                          $  1.88                       $ 1.85                         17,835
    2017                                             1.49                         1.88                         14,692
    2016                                             1.41                         1.49                         17,479
    2015                                             1.49                         1.41                         27,058
    2014                                             1.52                         1.49                         91,806
    2013                                             1.15                         1.52                        233,935
    2012                                             1.04                         1.15                        494,276
    2011                                             1.09                         1.04                        505,729
    2010                                             0.88                         1.09                        708,498
    2009                                             0.63                         0.88                        546,389

ALLIANZGI MULTI-ASSET INCOME FUND - ADMINISTRATIVE CLASS
  BAND 125
    2018                                          $  1.20                       $ 1.11                        441,503
    2017                                             1.11                         1.20                        674,895
    2016                                             1.05                         1.11                        701,223
    2015                                             1.08                         1.05                              -
    2014                                             1.07                         1.08                         16,359
    2013                                             1.06                         1.07                         10,370

ALLIANZGI NFJ DIVIDEND VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
    2018                                          $  1.58                       $ 1.40                         19,620
    2017                                             1.38                         1.58                        231,281
    2016                                             1.21                         1.38                        319,635
    2015                                             1.34                         1.21                      1,378,887
    2014                                             1.23                         1.34                      1,042,096
    2013                                             0.97                         1.23                        997,882
    2012                                             0.86                         0.97                      1,054,215
    2011                                             0.84                         0.86                      1,567,789
    2010                                             0.75                         0.84                      1,280,768
    2009                                             0.68                         0.75                      2.169,630

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI NFJ DIVIDEND VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 1.52                         $ 1.35                           216,264
   2017                                                 1.33                           1.52                           239,981
   2016                                                 1.17                           1.33                           615,014
   2015                                                 1.30                           1.17                         1,035,110
   2014                                                 1.20                           1.30                         2,492,834
   2013                                                 0.95                           1.20                         3,903,732
   2012                                                 0.84                           0.95                         4,705,850
   2011                                                 0.83                           0.84                         5,034,494
   2010                                                 0.75                           0.83                         5,108,611
   2009                                                 0.67                           0.75                         4,345,901

  BAND 100
   2018                                               $ 1.56                         $ 1.39                            53,908
   2017                                                 1.37                           1.56                            50,748
   2016                                                 1.19                           1.37                            54,120
   2015                                                 1.32                           1.19                            56,322
   2014                                                 1.22                           1.32                            54,112
   2013                                                 0.96                           1.22                             4,286
   2012                                                 0.86                           0.96                             4,286
   2011                                                 0.84                           0.86                             5,942
   2010                                                 0.75                           0.84                             4,286
   2009                                                 0.67                           0.75                             4,230

  BAND 0
   2018                                               $ 1.75                         $ 1.57                                 -
   2017                                                 1.51                           1.75                                 -
   2016                                                 1.31                           1.51                            86,052
   2015                                                 1.44                           1.31                           195,145
   2014                                                 1.31                           1.44                           199,251
   2013                                                 1.02                           1.31                           198,794
   2012                                                 0.90                           1.02                           123,680
   2011                                                 0.88                           0.90                            88,685
   2010                                                 0.78                           0.88                           199,267
   2009                                                 0.69                           0.78                           256,696

ALLIANZGI NFJ MID-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 2.80                         $ 2.31                           243,771
   2017                                                 2.23                           2.80                            69,580
   2016                                                 1.93                           2.23                            55,558
   2015                                                 2.03                           1.93                           361,732
   2014                                                 1.89                           2.03                           408,060
   2013                                                 1.45                           1.89                           433,982
   2012                                                 1.27                           1.45                           530,617
   2011                                                 1.30                           1.27                           549,720
   2010                                                 1.09                           1.30                           557,619
   2009                                                 0.83                           1.09                           537,575

  BAND 0
   2018                                               $ 3.40                         $ 2.85                             4,795
   2017                                                 2.68                           3.40                             3,724
   2016                                                 2.29                           2.68                             2,557
   2015                                                 2.37                           2.29                             1,290
   2014                                                 2.18                           2.37                               124

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI NFJ MID-CAP VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 2.78                         $ 2.29                            94,453
   2017                                                 2.23                           2.78                           128,080
   2016                                                 1.94                           2.23                            77,078
   2015                                                 2.04                           1.94                           123,477
   2014                                                 1.91                           2.04                           133,552
   2013                                                 1.47                           1.91                           207,887
   2012                                                 1.29                           1.47                           219,895
   2011                                                 1.33                           1.29                           151,351
   2010                                                 1.12                           1.33                            88,842
   2009                                                 0.85                           1.12                            34,461

  BAND 100
   2018                                               $ 2.88                         $ 2.38                            45,476
   2017                                                 2.30                           2.88                            77,179
   2016                                                 2.00                           2.30                            82,847
   2015                                                 2.09                           2.00                            82,176
   2014                                                 1.96                           2.09                            93,882

ALLIANZGI NFJ SMALL-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.83                         $ 1.46                         3,706,908
   2017                                                 1.69                           1.83                         4,635,053
   2016                                                 1.39                           1.69                         7,074,398
   2015                                                 1.53                           1.39                         9,492,137
   2014                                                 1.52                           1.53                        11,765,745
   2013                                                 1.17                           1.52                        16,301,167
   2012                                                 1.07                           1.17                        16,389,747
   2011                                                 1.06                           1.07                        16,922,863
   2010                                                 0.86                           1.06                        16,072,562
   2009                                                 0.70                           0.86                        13.752,191

  BAND 0
   2018                                               $ 2.09                         $ 1.69                                 -
   2017                                                 1.90                           2.09                                 -
   2016                                                 1.54                           1.90                         1,519,423
   2015                                                 1.68                           1.54                         1,662,202
   2014                                                 1.65                           1.68                         1,699,913
   2013                                                 1.25                           1.65                         2,107,484
   2012                                                 1.14                           1.25                         2,175,030

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 3.26                         $ 2.59                           879,582
   2017                                                 3.02                           3.26                         1,294,963
   2016                                                 2.49                           3.02                         1,721,684
   2015                                                 2.76                           2.49                         2,341,064
   2014                                                 2.75                           2.76                         2,644,545
   2013                                                 2.13                           2.75                         3,712,963
   2012                                                 1.96                           2.13                         3,734,353
   2011                                                 1.94                           1.96                         4,163,299
   2010                                                 1.58                           1.94                         3,965,270
   2009                                                 1.29                           1.58                         3.197,438

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                               $ 3.38                         $ 2.69                            26,757
   2017                                                 3.12                           3.38                            37,161
   2016                                                 2.57                           3.12                            28,033
   2015                                                 2.84                           2.57                            22,808
   2014                                                 2.83                           2.84                            47,414
   2013                                                 2.18                           2.83                            34,135
   2012                                                 2.00                           2.18                            42,725
   2011                                                 1.98                           2.00                            43,451
   2010                                                 1.61                           1.98                            39,742
   2009                                                 1.31                           1.61                            42,407

  BAND 50
   2018                                               $ 3.62                         $ 2.90                            72,258
   2017                                                 3.33                           3.62                            75,040
   2016                                                 2.73                           3.33                           101,578
   2015                                                 3.00                           2.73                           101,829
   2014                                                 2.98                           3.00                           100,596
   2013                                                 2.28                           2.98                            97,850
   2012                                                 2.08                           2.28                            83,247
   2011                                                 2.05                           2.08                            67,855
   2010                                                 1.66                           2.05                            61,344
   2009                                                 1.35                           1.66                             2,167

  BAND 0
   2018                                               $ 3.89                         $ 3.13                                 -
   2017                                                 3.56                           3.89                                 -
   2016                                                 2.90                           3.56                                 -
   2015                                                 3.17                           2.90                            89,504
   2014                                                 3.13                           3.17                           334,334
   2013                                                 2.39                           3.13                           440,890
   2012                                                 2.17                           2.39                           501,965
   2011                                                 2.13                           2.17                           470,661
   2010                                                 1.71                           2.13                           502,235
   2009                                                 1.38                           1.71                           406,525

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.07                         $ 0.86                           787,801
   2017                                                 0.99                           1.07                           259,641

  BAND 0
   2018                                               $ 1.09                         $ 0.88                         1,097,079
   2017                                                 0.99                           1.09                         1,281,469

ALLIANZGI RETIREMENT 2020 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.25                         $ 1.16                           400,182
   2017                                                 1.12                           1.25                           378,350
   2016                                                 1.06                           1.12                           344,556
   2015                                                 1.10                           1.06                           331,034
   2014                                                 1.09                           1.10                           490,391
   2013                                                 1.06                           1.09                           493,899

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2020 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.93                          677,786

ALLIANZGI RETIREMENT 2025 FUND - A CLASS
  BAND 125
   2018                                               $ 1.31                         $ 1.19                                -
   2017                                                 1.14                           1.31                                -
   2016                                                 1.08                           1.14                                -
   2015                                                 1.11                           1.08                            2,434
   2014                                                 1.10                           1.11                            2,813
   2013                                                 1.07                           1.10                                -

ALLIANZGI RETIREMENT 2025 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.31                         $ 1.19                           51,854
   2017                                                 1.15                           1.31                          101,760
   2016                                                 1.08                           1.15                           87,849
   2015                                                 1.11                           1.08                          129,095
   2014                                                 1.10                           1.11                           99,092
   2013                                                 1.07                           1.10                          330,274

ALLIANZGI RETIREMENT 2025 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.91                          663,508

ALLIANZGI RETIREMENT 2030 FUND - A CLASS
  BAND 125
   2018                                               $ 1.37                         $ 1.24                                -
   2017                                                 1.18                           1.37                                -
   2016                                                 1.11                           1.18                                -
   2015                                                 1.14                           1.11                           30,834
   2014                                                 1.14                           1.14                           14,982

ALLIANZGI RETIREMENT 2030 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.38                         $ 1.24                          260,107
   2017                                                 1.18                           1.38                          288,699
   2016                                                 1.11                           1.18                          332,297
   2015                                                 1.15                           1.11                          291,733
   2014                                                 1.14                           1.15                          183,963
   2013                                                 1.08                           1.14                          159,346

ALLIANZGI RETIREMENT 2030 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.90                          591,640

ALLIANZGI RETIREMENT 2035 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.45                         $ 1.29                          150,542
   2017                                                 1.22                           1.45                          104,042
   2016                                                 1.14                           1.22                           90,118
   2015                                                 1.18                           1.14                           89,055
   2014                                                 1.18                           1.18                          192,148
   2013                                                 1.09                           1.18                          114,274

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2035 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.88                          297,990

ALLIANZGI RETIREMENT 2040 FUND - A CLASS
  BAND 125
   2018                                               $ 1.49                         $ 1.31                                -
   2017                                                 1.25                           1.49                                -
   2016                                                 1.17                           1.25                                -
   2015                                                 1.21                           1.17                            4,481
   2014                                                 1.21                           1.21                            1,152

ALLIANZGI RETIREMENT 2040 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.49                         $ 1.32                          316,202
   2017                                                 1.25                           1.49                          264,996
   2016                                                 1.17                           1.25                          240,050
   2015                                                 1.21                           1.17                          208,981
   2014                                                 1.21                           1.21                          167,475
   2013                                                 1.09                           1.21                          184,530

ALLIANZGI RETIREMENT 2040 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.87                          452,474

ALLIANZGI RETIREMENT 2045 FUND - A CLASS
  BAND 125
   2018                                               $ 1.53                         $ 1.34                                -
   2017                                                 1.28                           1.53                                -
   2016                                                 1.19                           1.28                                -
   2015                                                 1.23                           1.19                            1,589
   2014                                                 1.23                           1.23                              938

ALLIANZGI RETIREMENT 2045 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.54                         $ 1.35                          191,261
   2017                                                 1.28                           1.54                          174,203
   2016                                                 1.19                           1.28                          175,191
   2015                                                 1.23                           1.19                          171,909
   2014                                                 1.23                           1.23                          116,103
   2013                                                 1.10                           1.23                          114,086

ALLIANZGI RETIREMENT 2045 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.86                          159,270

ALLIANZGI RETIREMENT 2050 FUND - A CLASS
  BAND 125
   2018                                               $ 1.54                         $ 1.35                              947
   2017                                                 1.28                           1.54                               13
   2016                                                 1.20                           1.28                                1
   2015                                                 1.24                           1.20                            1,076
   2014                                                 1.24                           1.24                              573
   2013                                                 1.10                           1.24                              126

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2050 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.55                         $  1.35                          182,484
   2017                                                 1.29                            1.55                          161,118
   2016                                                 1.20                            1.29                          157,214
   2015                                                 1.24                            1.20                          153,189
   2014                                                 1.24                            1.24                           33,618
   2013                                                 1.10                            1.24                           27,854

ALLIANZGI RETIREMENT 2050 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $  0.86                           70,972

ALLIANZGI RETIREMENT 2055 FUND - A CLASS
  BAND 125
   2018                                               $ 1.54                         $  1.35                                -
   2017                                                 1.28                            1.54                                -
   2016                                                 1.20                            1.28                                -
   2015                                                 1.24                            1.20                            1,128

ALLIANZGI RETIREMENT 2055 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2018                                               $ 1.55                         $  1.35                          143,369
   2017                                                 1.29                            1.55                           96,408
   2016                                                 1.20                            1.29                           87,415
   2015                                                 1.24                            1.20                           60,235
   2014                                                 1.24                            1.24                            8,221
   2013                                                 1.10                            1.24                            1,382

ALLIANZGI RETIREMENT 2055 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $  0.86                           56,859

AMERICAN BEACON INTERNATIONAL EQUITY FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $  0.83                            3,467

AMERICAN BEACON INTERNATIONAL EQUITY FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $  0.83                          284,810

AMERICAN BEACON SMALL CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $  0.83                          831,589

AMERICAN CENTURY DISCIPLINED GROWTH FUND - A CLASS
  BAND 125
   2018                                               $ 2.01                         $  1.87                            3,355
   2017                                                 1.62                            2.01                          238,956
   2016                                                 1.51                            1.62                          575,651
   2015                                                 1.56                            1.51                          647,864
   2014                                                 1.40                            1.56                          456,631
   2013                                                 1.41                            1.40                          307,109

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY DISCIPLINED GROWTH FUND - INVESTOR CLASS
  BAND 125
   2018                                             $  2.04                       $ 1.90                         871,329
   2017                                                1.64                         2.04                       1,911,141
   2016                                                1.53                         1.64                       2,259,565
   2015                                                1.57                         1.53                       2,073,002
   2014                                                1.41                         1.57                       1,178,343
   2013                                                1.06                         1.41                       1,186,684
   2012                                                1.00 (05/24/12)              1.06                         145,131

  BAND 0
   2018                                             $  2.18                       $ 2.06                          27,844
   2017                                                1.73                         2.18                          23,718
   2016                                                1.60                         1.73                          17,385
   2015                                                1.62                         1.60                          12,907
   2014                                                1.43                         1.62                             403

AMERICAN CENTURY DIVERSIFIED BOND FUND - A CLASS
  BAND 125
   2018                                             $  1.14                       $ 1.11                         170,069
   2017                                                1.12                         1.14                         185,438
   2016                                                1.11                         1.12                         199,107
   2015                                                1.12                         1.11                         171,555
   2014                                                1.08                         1.12                          85,430
   2013                                                1.12                         1.08                         134,369
   2012                                                1.08                         1.12                          62,995
   2011                                                1.02                         1.08                          44,493
   2010                                                1.00 (05/27/10)              1.02                           5,914

  BAND 100
   2018                                             $  1.16                       $ 1.13                         143,476
   2017                                                1.14                         1.16                         152,274
   2016                                                1.12                         1.14                         177,164
   2015                                                1.14                         1.12                         105,825
   2014                                                1.09                         1.14                          65,721

AMERICAN CENTURY EMERGING MARKETS FUND - A CLASS
  BAND 125
   2018                                             $  1.55                       $ 1.24                          72,168
   2017                                                1.08                         1.55                          42,780
   2016                                                1.02                         1.08                          30,596
   2015                                                1.13                         1.02                          24,372
   2014                                                1.16                         1.13                           4,635
   2013                                                1.18                         1.16                          27,264
   2012                                                0.96                         1.18                          40,885
   2011                                                1.24                         0.96                         161,193
   2010                                                1.07                         1.24                         151,410
   2009                                                0.64                         1.07                         164,361

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EMERGING MARKETS FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.59                         $ 1.27                         3,536,489
   2017                                                 1.11                           1.59                           392,244
   2016                                                 1.04                           1.11                            56,098
   2015                                                 1.15                           1.04                            30,750
   2014                                                 1.18                           1.15                            24,075
   2013                                                 1.19                           1.18                            19,196
   2012                                                 0.97                           1.19                            15,415
   2011                                                 1.25                           0.97                           236,549
   2010                                                 1.07                           1.25                           264,393
   2009                                                 0.64                           1.07                           236,983

AMERICAN CENTURY EMERGING MARKETS FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.41                         $ 1.13                           579,241
   2017                                                 0.98                           1.41                           105,607

AMERICAN CENTURY EQUITY GROWTH FUND - A CLASS
  BAND 125
   2018                                               $ 2.53                         $ 2.33                           663,088
   2017                                                 2.11                           2.53                           996,061
   2016                                                 1.94                           2.11                         1,425,038
   2015                                                 2.06                           1.94                         2,067,024
   2014                                                 1.84                           2.06                         2,192,641
   2013                                                 1.41                           1.84                         2,242,594
   2012                                                 1.23                           1.41                         1,569,899
   2011                                                 1.20                           1.23                           694,379
   2010                                                 1.06                           1.20                           998,026
   2009                                                 0.90                           1.06                           894,480

  BAND 100
   2018                                               $ 2.61                         $ 2.42                           134,561
   2017                                                 2.17                           2.61                           121,345
   2016                                                 2.00                           2.17                           132,770
   2015                                                 2.11                           2.00                           168,791
   2014                                                 1.89                           2.11                           189,940
   2013                                                 1.44                           1.89                               374

  BAND 50
   2018                                               $ 2.80                         $ 2.60                            39,935
   2017                                                 2.31                           2.80                             3,095
   2016                                                 2.12                           2.31                             4,229
   2015                                                 2.23                           2.12                             5,887
   2014                                                 1.98                           2.23                             7,622

  BAND 0
   2018                                               $ 3.00                         $ 2.80                                 -
   2017                                                 2.47                           3.00                                 -
   2016                                                 2.25                           2.47                                 -
   2015                                                 2.35                           2.25                           214,210
   2014                                                 2.08                           2.35                           226,301
   2013                                                 1.57                           2.08                            69,360

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EQUITY GROWTH FUND - INVESTOR CLASS
  BAND 125
   2018                                             $ 1.30                        $ 1.21                              0
   2017                                               1.08                          1.30                              0
   2016                                               1.00                          1.08                             79
   2015                                               1.05                          1.00                             64
   2014

AMERICAN CENTURY EQUITY INCOME FUND - A CLASS
  BAND 125
   2018                                             $ 3.02                        $ 2.85                      1,822,132
   2017                                               2.71                          3.02                      2,131,350
   2016                                               2.30                          2.71                      2,826,964
   2015                                               2.32                          2.30                      2,649,193
   2014                                               2.10                          2.32                      3,708,484
   2013                                               1.78                          2.10                      5,815,815
   2012                                               1.62                          1.78                      6,060,214
   2011                                               1.59                          1.62                      5,642,379
   2010                                               1.42                          1.59                       3,861.06
   2009                                               1.29                          1.42                      2,802,229

  BAND 100
   2018                                             $ 3.14                        $ 2.96                        423,016
   2017                                               2.80                          3.14                        653,039
   2016                                               2.37                          2.80                        773,212
   2015                                               2.39                          2.37                        709,966
   2014                                               2.15                          2.39                        834,406
   2013                                               1.82                          2.15                         26,409
   2012                                               1.66                          1.82                         37,474
   2011                                               1.62                          1.66                         35,841
   2010                                               1.45                          1.62                         33,410
   2009                                               1.31                          1.45                         29,989

  BAND 50
   2018                                             $ 3.37                        $ 3.20                         85,217
   2017                                               2.99                          3.37                         79,008
   2016                                               2.52                          2.99                         83,579
   2015                                               2.53                          2.52                         89,499
   2014                                               2.27                          2.53                         99,287
   2013                                               1.91                          2.27                        103,482
   2012                                               1.73                          1.91                        113,125
   2011                                               1.68                          1.73                        122,045
   2010                                               1.49                          1.68                         35,871

  BAND 0
   2018                                             $ 3.63                        $ 3.47                         32,400
   2017                                               3.22                          3.63                         29,099
   2016                                               2.70                          3.22                         28,865
   2015                                               2.69                          2.70                        373,116
   2014                                               2.40                          2.69                        378,353
   2013                                               2.01                          2.40                        395,202
   2012                                               1.81                          2.01                        511,858
   2011                                               1.75                          1.81                        439,651
   2010                                               1.55                          1.75                        133,996
   2009                                               1.38                          1.55                         46,405

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EQUITY INCOME FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 3.27                         $ 3.08                         2,000,807
   2017                                                 2.92                           3.27                         2,865,994
   2016                                                 2.47                           2.92                         2,893,998
   2015                                                 2.49                           2.47                         3,644,380
   2014                                                 2.24                           2.49                         4,793,150
   2013                                                 1.90                           2.24                         5,165,356
   2012                                                 1.73                           1.90                         4,836,885
   2011                                                 1.69                           1.73                         4,822,696
   2010                                                 1.51                           1.69                         3,533,917
   2009                                                 1.36                           1.51                         2,744,993

  BAND 0
   2018                                               $ 4.03                         $ 3.85                                 -
   2017                                                 3.55                           4.03                                 -
   2016                                                 2.97                           3.55                                 -
   2015                                                 2.96                           2.97                         1,564,716
   2014                                                 2.63                           2.96                         1,618,644
   2013                                                 2.20                           2.63                         1,806,724
   2012                                                 1.97                           2.20                         1,872,980
   2011                                                 1.91                           1.97                         1,873,837
   2010                                                 1.68                           1.91                         1,885,419
   2009                                                 1.50                           1.68                                 -

AMERICAN CENTURY EQUITY INCOME FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.13                         $ 1.07                            23,423
   2017                                                 1.00                           1.13                            23,205

AMERICAN CENTURY GINNIE MAE - A CLASS
  BAND 125
   2018                                               $ 1.34                         $ 1.33                           990,958
   2017                                                 1.35                           1.34                           865,848
   2016                                                 1.35                           1.35                         1,244,843
   2015                                                 1.36                           1.35                         1,848,001
   2014                                                 1.32                           1.36                         6,369,142
   2013                                                 1.37                           1.32                         6,452,517
   2012                                                 1.36                           1.37                         1,807,359
   2011                                                 1.29                           1.36                         4,677,679
   2010                                                 1.23                           1.29                           971,516
   2009                                                 1.18                           1.23                           901,832

  BAND 100
   2018                                               $ 1.39                         $ 1.38                            64,657
   2017                                                 1.39                           1.39                            89,857
   2016                                                 1.40                           1.39                           128,621
   2015                                                 1.40                           1.40                           167,782
   2014                                                 1.35                           1.40                            97,771

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.61                         $ 1.61                             5,389
   2017                                                 1.59                           1.61                             4,862
   2016                                                 1.58                           1.59                            37,639
   2015                                                 1.57                           1.58                            28,214
   2014                                                 1.50                           1.57                           493,562
   2013                                                 1.54                           1.50                           492,614
   2012                                                 1.51                           1.54                             2,890
   2011                                                 1.41                           1.51                           340,804

AMERICAN CENTURY GROWTH FUND - A CLASS
  BAND 125
   2018                                               $ 2.93                         $ 2.83                           554,200
   2017                                                 2.28                           2.93                           567,926
   2016                                                 2.23                           2.28                           834,869
   2015                                                 2.16                           2.23                         1,119,744
   2014                                                 1.97                           2.16                         1,606,349
   2013                                                 1.55                           1.97                         2,473,954
   2012                                                 1.38                           1.55                         2,715,913
   2011                                                 1.41                           1.38                         1,701,488
   2010                                                 1.22                           1.41                           606,608
   2009                                                 0.90                           1.22                           500,475

  BAND 100
   2018                                               $ 3.03                         $ 2.94                           174,465
   2017                                                 2.36                           3.03                           338,247
   2016                                                 2.29                           2.36                           380,422
   2015                                                 2.22                           2.29                           348,106
   2014                                                 2.02                           2.22                           312,614
   2013                                                 1.58                           2.02                            15,065
   2012                                                 1.41                           1.58                            14,382

  BAND 0
   2018                                               $ 3.50                         $ 3.43                                 -
   2017                                                 2.69                           3.50                                 -
   2016                                                 2.59                           2.69                                 -
   2015                                                 2.49                           2.59                            33,673
   2014                                                 2.24                           2.49                            36,575
   2013                                                 1.74                           2.24                           101,761
   2012                                                 1.53                           1.74                           192,746
   2011                                                 1.55                           1.53                           192,413
   2010                                                 1.32                           1.55                            14,472

AMERICAN CENTURY GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.28                         $ 1.25                            92,738

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY HERITAGE FUND - A CLASS
  BAND 125
   2018                                              $ 4.29                       $  4.00                        744,858
   2017                                                3.57                          4.29                      1,188,936
   2016                                                3.51                          3.57                      1,954,662
   2015                                                3.50                          3.51                      2,815,986
   2014                                                3.28                          3.50                      3,441,252
   2013                                                2.54                          3.28                      5,922,700
   2012                                                2.22                          2.54                      6,686,055
   2011                                                2.42                          2.22                      6,474,446
   2010                                                1.87                          2.42                      5,699,687
   2009                                                1.39                          1.87                      4,444,448

  BAND 100
   2018                                              $ 4.44                       $  4.16                        117,827
   2017                                                3.69                          4.44                        132,918
   2016                                                3.62                          3.69                        161,479
   2015                                                3.60                          3.62                        203,993
   2014                                                3.37                          3.60                        180,292

  BAND 50
   2018                                              $ 4.77                       $  4.49                        167,659
   2017                                                3.94                          4.77                        195,362
   2016                                                3.85                          3.94                        236,840
   2015                                                3.80                          3.85                        202,318
   2014                                                3.54                          3.80                        203,273
   2013                                                2.73                          3.54                        241,148
   2012                                                2.37                          2.73                        216,842
   2011                                                2.55                          2.37                        222,417
   2010                                                1.96                          2.55                        174,847
   2009                                                1.44                          1.96                        123,771

  BAND 0
   2018                                              $ 5.16                       $  4.88                         40,936
   2017                                                4.25                          5.16                         41,546
   2016                                                4.12                          4.25                         39,014
   2015                                                4.06                          4.12                         92,799
   2014                                                3.76                          4.06                        179,133
   2013                                                2.88                          3.76                        418,029
   2012                                                2.49                          2.88                        751,167
   2011                                                2.67                          2.49                        709,960
   2010                                                2.04                          2.67                        655,065
   2009                                                1.49                          2.04                        558,045

AMERICAN CENTURY HERITAGE FUND - INVESTOR CLASS
  BAND 125
   2018                                              $ 1.35                       $  1.27                      2,518,695
   2017                                                1.12                          1.35                      2,860,362
   2016                                                1.10                          1.12                      3,262,989
   2015                                                1.09                          1.10                      3,195,940
   2014                                                1.02                          1.09                      2,271,821
   2013                                                1.00 (11/21/13)               1.02                      2,473,758

AMERICAN CENTURY HERITAGE FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.18                       $  1.11                      1,211,411
   2017                                                0.98                          1.18                        348,968

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INCOME & GROWTH - INVESTOR CLASS
  BAND 125
   2018                                             $  2.28                       $ 2.10                       2,755,218
   2017                                                1.91                         2.28                       2,385,746
   2016                                                1.71                         1.91                       2,907,536
   2015                                                1.83                         1.71                         803,564
   2014                                                1.65                         1.83                         121,021
   2013                                                1.23                         1.65                         134,226
   2012                                                1.09                         1.23                         123,860
   2011                                                1.07                         1.09                         117,842
   2010                                                0.95                         1.07                         164,703
   2009                                                0.81                         0.95                         180,086

AMERICAN CENTURY INFLATION-ADJUSTED BOND - A CLASS
  BAND 125
   2018                                             $  1.37                       $ 1.31                       1,663,972
   2017                                                1.34                         1.37                       2,505,306
   2016                                                1.30                         1.34                       3,526,704
   2015                                                1.35                         1.30                       3,763,859
   2014                                                1.34                         1.35                       5,056,586
   2013                                                1.49                         1.34                       7,829,612
   2012                                                1.42                         1.49                      11,157,414
   2011                                                1.28                         1.42                       9,944,906
   2010                                                1.23                         1.28                       8,637,587
   2009                                                1.13                         1.23                       5.338,600

  BAND 100
   2018                                             $  1.41                       $ 1.36                          99,825
   2017                                                1.39                         1.41                         118,964
   2016                                                1.34                         1.39                         191,698
   2015                                                1.39                         1.34                         269,461
   2014                                                1.37                         1.39                         230,175
   2013                                                1.53                         1.37                          37,741
   2012                                                1.45                         1.53                          89,343
   2011                                                1.30                         1.45                          76,567
   2010                                                1.25                         1.30                          71,810
   2009                                                1.14                         1.25                          62,406

  BAND 0
   2018                                             $  1.62                       $ 1.58                               -
   2017                                                1.57                         1.62                               -
   2016                                                1.51                         1.57                               -
   2015                                                1.54                         1.51                         415,753
   2014                                                1.51                         1.54                         451,270
   2013                                                1.66                         1.51                         938,452
   2012                                                1.56                         1.66                       1,628,420
   2011                                                1.39                         1.56                         394,677
   2010                                                1.32                         1.39                         389,191
   2009                                                1.19                         1.32                         294,106

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL BOND - A CLASS
  BAND 125
   2018                                               $ 0.94                         $ 0.89                             1,428
   2017                                                 0.87                           0.94                             1,089
   2016                                                 0.88                           0.87                               847
   2015                                                 0.96                           0.88                               814
   2014                                                 1.00                           0.96                               669
   2013                                                 1.07                           1.00                               668
   2012                                                 1.04                           1.07                               430
   2011                                                 1.00                           1.04                                 -
   2010                                                 1.01                           1.00                               787

AMERICAN CENTURY INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
   2018                                               $ 0.96                         $ 0.91                               664
   2017                                                 0.88                           0.96                               561
   2016                                                 0.89                           0.88                               458
   2015                                                 0.97                           0.89                               354
   2014                                                 1.01                           0.97                               197
   2013                                                 1.08                           1.01                           137,227
   2012                                                 1.05                           1.08                            93,558
   2011                                                 1.01                           1.05                                69
   2010                                                 1.01                           1.01                                 9

AMERICAN CENTURY INTERNATIONAL GROWTH - A CLASS
  BAND 125
   2018                                               $ 2.66                         $ 2.21                            84,470
   2017                                                 2.06                           2.66                           316,269
   2016                                                 2.22                           2.06                           319,908
   2015                                                 2.24                           2.22                           254,488
   2014                                                 2.40                           2.24                           160,819
   2013                                                 1.98                           2.40                           261,027
   2012                                                 1.65                           1.98                           230,938
   2011                                                 1.90                           1.65                           201,409
   2010                                                 1.69                           1.90                           165,357
   2009                                                 1.28                           1.69                           142,053

  BAND 100
   2018                                               $ 2.75                         $ 2.29                            44,805
   2017                                                 2.13                           2.75                            70,419
   2016                                                 2.29                           2.13                            73,285
   2015                                                 2.30                           2.29                            69,163
   2014                                                 2.46                           2.30                            84,469
   2013                                                 2.03                           2.46                               135

AMERICAN CENTURY INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
   2018                                               $ 3.45                         $ 2.88                           783,811
   2017                                                 2.66                           3.45                           923,488
   2016                                                 2.86                           2.66                         1,405,319
   2015                                                 2.88                           2.86                         1,069,785
   2014                                                 3.08                           2.88                         1,159,902
   2013                                                 2.54                           3.08                           830,889
   2012                                                 2.11                           2.54                           849,168
   2011                                                 2.42                           2.11                           847,501
   2010                                                 2.16                           2.42                           840,927
   2009                                                 1.63                           2.16                           682,917

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY LARGE COMPANY VALUE - A CLASS
  BAND 125
   2018                                               $ 2.66                         $ 2.41                           314,657
   2017                                                 2.43                           2.66                           418,335
   2016                                                 2.14                           2.43                           479,213
   2015                                                 2.26                           2.14                           533,873
   2014                                                 2.03                           2.26                           450,871
   2013                                                 1.57                           2.03                           545,460
   2012                                                 1.37                           1.57                           513,770
   2011                                                 1.37                           1.37                           785,241
   2010                                                 1.25                           1.37                         1,188,853
   2009                                                 1.05                           1.25                         1,235,965

  BAND 100
   2018                                               $ 2.76                         $ 2.51                            20,081
   2017                                                 2.52                           2.76                            22,056
   2016                                                 2.21                           2.52                            43,909
   2015                                                 2.32                           2.21                            73,751
   2014                                                 2.08                           2.32                            68,605

  BAND 0
   2018                                               $ 3.23                         $ 2.96                                 -
   2017                                                 2.91                           3.23                           176,505
   2016                                                 2.53                           2.91                           171,170
   2015                                                 2.64                           2.53                           167,001
   2014                                                 2.34                           2.64                           161,733
   2013                                                 1.79                           2.34                           154,658
   2012                                                 1.54                           1.79                            67,476
   2011                                                 1.52                           1.54                           423,275
   2010                                                 1.37                           1.52                           419,858
   2009                                                 1.14                           1.37                           366,693

AMERICAN CENTURY MID CAP VALUE FUND - A CLASS
  BAND 125
   2018                                               $ 3.30                         $ 2.82                         1,633,026
   2017                                                 3.00                           3.30                         2,370,613
   2016                                                 2.48                           3.00                         2,518,588
   2015                                                 2.56                           2.48                         2,284,729
   2014                                                 2.23                           2.56                         2,611,195
   2013                                                 1.74                           2.23                         2,446,738
   2012                                                 1.52                           1.74                         1,179,331
   2011                                                 1.55                           1.52                           688,606
   2010                                                 1.32                           1.55                            77,429
   2009                                                 1.03                           1.32                            59,773

  BAND 0
   2018                                               $ 3.69                         $ 3.20                            47,720
   2017                                                 3.32                           3.69                            27,882
   2016                                                 2.71                           3.32                           243,698
   2015                                                 2.76                           2.71                           207,737
   2014                                                 2.38                           2.76                            92,488
   2013                                                 1.83                           2.38                            77,581
   2012                                                 1.58                           1.83                            40,933
   2011                                                 1.59                           1.58                            36,024
   2010                                                 1.34                           1.59                             6,327

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY MID CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2018                                              $ 3.37                       $  2.90                     11,604,697
   2017                                                3.06                          3.37                     14,285,758
   2016                                                2.52                          3.06                     15,403,986
   2015                                                2.60                          2.52                     11,115,170
   2014                                                2.26                          2.60                      4,488,267
   2013                                                1.76                          2.26                      3,152,479
   2012                                                1.53                          1.76                      1,828,315
   2011                                                1.56                          1.53                      1,064,186
   2010                                                1.32                          1.56                        615,122
   2009                                                1.03                          1.32                        108,435

  BAND 0
   2018                                              $ 3.78                       $  3.29                        651,040
   2017                                                3.39                          3.78                        681,373
   2016                                                2.76                          3.39                      1,583,243
   2015                                                2.80                          2.76                        920,007
   2014                                                2.41                          2.80                        828,620
   2013                                                1.85                          2.41                      1,190,018
   2012                                                1.59                          1.85                      1,212,406

AMERICAN CENTURY MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.09                       $  0.94                      5,732,593
   2017                                                0.98                          1.09                      1,212,364

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - A CLASS
  BAND 125
   2018                                              $ 1.86                       $  1.75                     10,294,417
   2017                                                1.70                          1.86                     17,689,566
   2016                                                1.63                          1.70                     19,405,480
   2015                                                1.68                          1.63                     19,234,577
   2014                                                1.60                          1.68                     19,134,561
   2013                                                1.44                          1.60                     19,622,590
   2012                                                1.32                          1.44                     11,819,175
   2011                                                1.30                          1.32                      6,921,485
   2010                                                1.18                          1.30                      3,624,796
   2009                                                1.00 (05/01/09)               1.18                      1,640,323

  BAND 100
   2018                                              $ 1.90                       $  1.80                      1,343,017
   2017                                                1.74                          1.90                      1,761,265
   2016                                                1.66                          1.74                      2,291,223
   2015                                                1.70                          1.66                      2,301,200
   2014                                                1.62                          1.70                      1,881,940

  BAND 0
   2018                                              $ 2.07                       $  1.98                        700,476
   2017                                                1.87                          2.07                        664,140
   2016                                                1.77                          1.87                        628,147
   2015                                                1.80                          1.77                        597,874
   2014                                                1.70                          1.80                      1,560,915
   2013                                                1.51                          1.70                      1,458,362
   2012                                                1.36                          1.51                      1,607,851
   2011                                                1.33                          1.36                        407,867
   2010                                                1.19                          1.33                        706,836

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                              $ 1.90                       $  1.80                     20,723,433
   2017                                                1.74                          1.90                     32,712,209
   2016                                                1.66                          1.74                     33,629,804
   2015                                                1.71                          1.66                     29,399,808
   2014                                                1.62                          1.71                     21,709,581
   2013                                                1.46                          1.62                     21,625,486
   2012                                                1.32                          1.46                      9,553,542
   2011                                                1.31                          1.32                      6,448,379
   2010                                                1.18                          1.31                      3,499,128

  BAND 0
   2018                                              $ 2.12                       $  2.03                         28,603
   2017                                                1.91                          2.12                         14,255
   2016                                                1.80                          1.91                      3,178,588
   2015                                                1.83                          1.80                      4,163,549
   2014                                                1.72                          1.83                      4,445,030
   2013                                                1.52                          1.72                      4,199,711
   2012                                                1.37                          1.52                      1,109,395
   2011                                                1.33                          1.37                        837,155
   2010                                                1.19                          1.33                        414,566

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                              $ 1.09                       $  1.04                      9,937,869
   2017                                                1.00                          1.09                      2,577,289

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - A CLASS
  BAND 125
   2018                                              $ 1.95                       $  1.83                     10,463,638
   2017                                                1.77                          1.95                     15,773,240
   2016                                                1.69                          1.77                     19,323,437
   2015                                                1.74                          1.69                     20,251,718
   2014                                                1.65                          1.74                     19,473,345
   2013                                                1.47                          1.65                     18,437,776
   2012                                                1.33                          1.47                     12,981,683
   2011                                                1.33                          1.33                      7,831,506
   2010                                                1.20                          1.33                      3,897,760
   2009                                                1.00 (05/01/09)               1.20                      1,218,992

  BAND 100
   2018                                              $ 2.00                       $  1.87                      1,673,497
   2017                                                1.80                          2.00                      2,257,305
   2016                                                1.72                          1.80                      2,435,967
   2015                                                1.76                          1.72                      2,179,040
   2014                                                1.67                          1.76                      1,552,305

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 2.18                       $  2.07                        771,961
   2017                                                1.95                          2.18                        725,222
   2016                                                1.83                          1.95                        706,966
   2015                                                1.87                          1.83                        663,026
   2014                                                1.75                          1.87                        912,981
   2013                                                1.54                          1.75                        844,708
   2012                                                1.38                          1.54                        811,873
   2011                                                1.36                          1.38                        475,952
   2010                                                1.21                          1.36                        416,007

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                              $ 2.00                       $  1.87                     17,781,451
   2017                                                1.80                          2.00                     24,082,952
   2016                                                1.72                          1.80                     20,970,258
   2015                                                1.76                          1.72                     18,043,815
   2014                                                1.67                          1.76                     14,593,911
   2013                                                1.48                          1.67                     13,096,427
   2012                                                1.34                          1.48                      7,868,145
   2011                                                1.33                          1.34                      5,098,654
   2010                                                1.20                          1.33                      3,517,307
   2009                                                1.00 (05/01/09)               1.20                         31,934

  BAND 0
   2018                                              $ 2.22                       $  2.11                         15,580
   2017                                                1.98                          2.22                          8,272
   2016                                                1.87                          1.98                        821,435
   2015                                                1.89                          1.87                      2,456,756
   2014                                                1.77                          1.89                      1,917,941
   2013                                                1.55                          1.77                      1,632,244
   2012                                                1.39                          1.55                      1,298,170
   2011                                                1.36                          1.39                        891,632
   2010                                                1.21                          1.36                        534,233

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                              $ 1.11                       $  1.04                      3,660,000
   2017                                                0.99                          1.11                        988,533

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - A CLASS
  BAND 125
   2018                                              $ 2.06                       $  1.91                      9,225,570
   2017                                                1.84                          2.06                     14,526,353
   2016                                                1.76                          1.84                     16,134,619
   2015                                                1.81                          1.76                     17,019,365
   2014                                                1.71                          1.81                     17,417,685
   2013                                                1.50                          1.71                     15,464,599
   2012                                                1.35                          1.50                      9,921,337
   2011                                                1.35                          1.35                      6,029,404
   2010                                                1.21                          1.35                      3,505,132
   2009                                                1.00 (05/01/09)               1.21                      1,108,217

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2018                                             $ 2.10                        $ 1.96                       1,285,079
    2017                                               1.87                          2.10                       1,458,210
    2016                                               1.78                          1.87                       1,835,751
    2015                                               1.83                          1.78                       1,629,273
    2014                                               1.73                          1.83                       1,468,834
    2013                                               1.51                          1.73                             179

  BAND 0
    2018                                             $ 2.29                        $ 2.16                         144,069
    2017                                               2.02                          2.29                         140,048
    2016                                               1.91                          2.02                         148,278
    2015                                               1.94                          1.91                         157,554
    2014                                               1.81                          1.94                       1,038,047
    2013                                               1.57                          1.81                       1,012,164
    2012                                               1.39                          1.57                       1,022,666
    2011                                               1.38                          1.39                         109,663
    2010                                               1.22                          1.38                         534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - INVESTOR CLASS
  BAND 125
    2018                                             $ 2.10                        $ 1.96                      16,316,314
    2017                                               1.88                          2.10                      21,725,599
    2016                                               1.79                          1.88                      23,068,804
    2015                                               1.83                          1.79                      19,265,765
    2014                                               1.73                          1.83                      13,458,488
    2013                                               1.51                          1.73                      13,610,639
    2012                                               1.36                          1.51                       6,850,132
    2011                                               1.36                          1.36                       4,394,880
    2010                                               1.22                          1.36                       2,261,026

  BAND 0
    2018                                             $ 2.34                        $ 2.21                         116,079
    2017                                               2.06                          2.34                         107,987
    2016                                               1.94                          2.06                       2,225,512
    2015                                               1.97                          1.94                       3,464,348
    2014                                               1.83                          1.97                       3,134,088
    2013                                               1.58                          1.83                       2,882,260
    2012                                               1.40                          1.58                         856,511
    2011                                               1.39                          1.40                         642,417
    2010                                               1.23                          1.39                         390,699

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - R6 CLASS
  BAND 125
    2018                                             $ 1.12                        $ 1.05                       4,889,451
    2017                                               0.99                          1.12                       1,771,194

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - A CLASS
  BAND 125
   2018                                              $ 2.18                       $  2.01                      6,879,008
   2017                                                1.93                          2.18                     10,667,542
   2016                                                1.83                          1.93                     12,037,568
   2015                                                1.89                          1.83                     13,617,188
   2014                                                1.78                          1.89                     14,514,076
   2013                                                1.53                          1.78                     13,574,732
   2012                                                1.37                          1.53                      8,184,459
   2011                                                1.38                          1.37                      5,888,624
   2010                                                1.23                          1.38                      3,149,445
   2009                                                1.00 (05/01/09)               1.23                      1,125,320

  BAND 100
   2018                                              $ 2.22                       $  2.06                        867,469
   2017                                                1.96                          2.22                        865,079
   2016                                                1.87                          1.96                      1,044,835
   2015                                                1.91                          1.87                      1,050,414
   2014                                                1.80                          1.91                        734,974
   2013                                                1.55                          1.80                          2,017

  BAND 50
   2018                                              $ 2.32                       $  2.16                          2,593
   2017                                                2.04                          2.32                          2,610
   2016                                                1.93                          2.04                          2,628
   2015                                                1.97                          1.93                          2,572
   2014                                                1.84                          1.97                          2,592
   2013                                                1.57                          1.84                          3,673
   2012                                                1.40                          1.57                          3,521
   2011                                                1.40                          1.40                          3,238
   2010                                                1.24                          1.40                            793

  BAND 0
   2018                                              $ 2.43                       $  2.27                        169,573
   2017                                                2.12                          2.43                        160,766
   2016                                                1.99                          2.12                        160,813
   2015                                                2.03                          1.99                        164,024
   2014                                                1.89                          2.03                        358,981
   2013                                                1.60                          1.89                        360,093
   2012                                                1.42                          1.60                        369,760
   2011                                                1.41                          1.42                        176,108
   2010                                                1.24                          1.41                        131,553

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                              $ 2.23                       $  2.06                     14,234,893
   2017                                                1.96                          2.23                     17,661,986
   2016                                                1.87                          1.96                     16,423,828
   2015                                                1.91                          1.87                     13,985,737
   2014                                                1.80                          1.91                     11,304,145
   2013                                                1.55                          1.80                     10,096,993
   2012                                                1.38                          1.55                      6,071,280
   2011                                                1.39                          1.38                      3,738,218
   2010                                                1.23                          1.39                      1,713,746
   2009                                                1.00 (05/01/09)               1.23                          3,892

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 2.48                         $  2.33                          118,190
   2017                                                 2.16                            2.48                          109,864
   2016                                                 2.03                            2.16                          646,976
   2015                                                 2.05                            2.03                        2,217,946
   2014                                                 1.91                            2.05                        1,886,002
   2013                                                 1.62                            1.91                        1,344,058
   2012                                                 1.43                            1.62                          829,137
   2011                                                 1.42                            1.43                          569,856
   2010                                                 1.24                            1.42                          314,942

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.13                         $  1.05                        2,661,547
   2017                                                 0.99                            1.13                          483,150

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - A CLASS
  BAND 125
   2018                                               $ 2.30                         $  2.12                        7,200,530
   2017                                                 2.01                            2.30                       11,811,983
   2016                                                 1.91                            2.01                       13,656,468
   2015                                                 1.97                            1.91                       13,600,263
   2014                                                 1.85                            1.97                       13,753,750
   2013                                                 1.57                            1.85                       11,560,264
   2012                                                 1.39                            1.57                        7,233,304
   2011                                                 1.41                            1.39                        4,146,440
   2010                                                 1.25                            1.41                        2,352,543
   2009                                                 1.00 (05/01/09)                 1.25                          559,321

  BAND 100
   2018                                               $ 2.35                         $  2.17                          877,397
   2017                                                 2.05                            2.35                        1,043,594
   2016                                                 1.94                            2.05                        1,192,045
   2015                                                 1.99                            1.94                        1,012,543
   2014                                                 1.87                            1.99                          879,925
   2013                                                 1.58                            1.87                            3,847
   2012                                                 1.40                            1.58                            1,120

  BAND 0
   2018                                               $ 2.56                         $  2.39                          197,295
   2017                                                 2.21                            2.56                          205,192
   2016                                                 2.08                            2.21                          199,817
   2015                                                 2.11                            2.08                          213,568
   2014                                                 1.96                            2.11                        1,089,013
   2013                                                 1.64                            1.96                        1,144,563
   2012                                                 1.44                            1.64                        1,183,708
   2011                                                 1.44                            1.44                          153,824
   2010                                                 1.26                            1.44                          281,155

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                               $ 2.35                         $  2.17                       12,635,248
   2017                                                 2.05                            2.35                       17,796,559
   2016                                                 1.94                            2.05                       18,264,054
   2015                                                 1.99                            1.94                       15,378,975
   2014                                                 1.87                            1.99                       11,448,404
   2013                                                 1.58                            1.87                       10,982,872
   2012                                                 1.40                            1.58                        5,914,245
   2011                                                 1.42                            1.40                        3,619,020
   2010                                                 1.25                            1.42                        1,559,523

  BAND 0
   2018                                               $ 2.62                         $  2.45                              763
   2017                                                 2.25                            2.62                           11,092
   2016                                                 2.11                            2.25                        1,797,709
   2015                                                 2.14                            2.11                        2,862,837
   2014                                                 1.98                            2.14                        2,742,179
   2013                                                 1.65                            1.98                        2,448,121
   2012                                                 1.44                            1.65                          687,340
   2011                                                 1.45                            1.44                          488,754
   2010                                                 1.26                            1.45                          272,970

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.14                         $  1.06                        4,123,659
   2017                                                 0.99                            1.14                        1,213,384

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - A CLASS
  BAND 125
   2018                                               $ 2.39                         $  2.18                        5,900,913
   2017                                                 2.06                            2.39                        7,524,420
   2016                                                 1.95                            2.06                        7,731,132
   2015                                                 2.01                            1.95                        8,066,676
   2014                                                 1.88                            2.01                        8,225,913
   2013                                                 1.58                            1.88                        7,114,366
   2012                                                 1.39                            1.58                        4,030,486
   2011                                                 1.42                            1.39                        2,486,219
   2010                                                 1.25                            1.42                        1,164,565
   2009                                                 1.00 (05/01/09)                 1.25                          355,157

  BAND 100
   2018                                               $ 2.44                         $  2.24                          528,737
   2017                                                 2.10                            2.44                          637,761
   2016                                                 1.98                            2.10                          764,782
   2015                                                 2.04                            1.98                          635,697
   2014                                                 1.90                            2.04                          509,425
   2013                                                 1.59                            1.90                           14,620
   2012                                                 1.40                            1.59                            2,715

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  2.66                       $ 2.46                         218,811
   2017                                                2.27                         2.66                         189,699
   2016                                                2.12                         2.27                         203,447
   2015                                                2.16                         2.12                         206,726
   2014                                                1.99                         2.16                         372,373
   2013                                                1.65                         1.99                         382,692
   2012                                                1.44                         1.65                         364,211
   2011                                                1.45                         1.44                         136,843
   2010                                                1.26                         1.45                         127,298

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                             $  2.44                       $ 2.24                       9,136,537
   2017                                                2.10                         2.44                      11,137,966
   2016                                                1.99                         2.10                      10,782,713
   2015                                                2.04                         1.99                       8,549,706
   2014                                                1.91                         2.04                       6,617,545
   2013                                                1.59                         1.91                       5,262,153
   2012                                                1.40                         1.59                       2,978,285
   2011                                                1.43                         1.40                       1,743,664
   2010                                                1.26                         1.43                         823,793
   2009                                                1.00 (05/01/09)              1.26                           9,971

  BAND 0
   2018                                             $  2.72                       $ 2.53                          40,497
   2017                                                2.32                         2.72                          32,691
   2016                                                2.16                         2.32                         524,997
   2015                                                2.19                         2.16                       1,097,743
   2014                                                2.02                         2.19                         866,380
   2013                                                1.67                         2.02                         757,750
   2012                                                1.45                         1.67                         489,432
   2011                                                1.46                         1.45                         339,694
   2010                                                1.27                         1.46                         188,028

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                             $  1.15                       $ 1.06                       2,803,646
   2017                                                0.99                         1.15                         711,280

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - A CLASS
  BAND 125
   2018                                             $  2.44                       $ 2.22                       4,437,142
   2017                                                2.09                         2.44                       5,488,441
   2016                                                1.98                         2.09                       5,740,699
   2015                                                2.04                         1.98                       6,493,617
   2014                                                1.91                         2.04                       6,182,368
   2013                                                1.59                         1.91                       4,288,733
   2012                                                1.40                         1.59                       2,728,105
   2011                                                1.43                         1.40                       1,607,667
   2010                                                1.26                         1.43                         680,617
   2009                                                1.00 (05/01/09)              1.26                         257,861

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2018                                            $  2.49                         $  2.27                           252,947
    2017                                               2.13                            2.49                           274,756
    2016                                               2.01                            2.13                           308,234
    2015                                               2.07                            2.01                           240,687
    2014                                               1.93                            2.07                           186,001

  BAND 0
    2018                                            $  2.72                         $  2.51                            74,697
    2017                                               2.30                            2.72                           118,413
    2016                                               2.15                            2.30                           131,415
    2015                                               2.19                            2.15                           150,046
    2014                                               2.02                            2.19                           401,566
    2013                                               1.67                            2.02                           424,966
    2012                                               1.45                            1.67                           395,452
    2011                                               1.46                            1.45                           124,534
    2010                                               1.27                            1.46                           112,315

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - INVESTOR CLASS
  BAND 125
    2018                                            $  2.49                         $  2.27                         6,908,027
    2017                                               2.13                            2.49                         8,674,346
    2016                                               2.01                            2.13                         8,432,911
    2015                                               2.07                            2.01                         6,574,783
    2014                                               1.93                            2.07                         4,755,822
    2013                                               1.60                            1.93                         3,692,614
    2012                                               1.41                            1.60                         2,161,388
    2011                                               1.44                            1.41                         1,190,201
    2010                                               1.26                            1.44                           629,545

  BAND 0
    2018                                            $  2.78                         $  2.57                            27,759
    2017                                               2.34                            2.78                            12,848
    2016                                               2.18                            2.34                         1,770,471
    2015                                               2.22                            2.18                         2,311,181
    2014                                               2.04                            2.22                         2,076,371
    2013                                               1.68                            2.04                         1,900,887
    2012                                               1.46                            1.68                           315,629
    2011                                               1.47                            1.46                           227,082
    2010                                               1.27                            1.47                           127,230

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - R6 CLASS
  BAND 125
    2018                                            $  1.16                         $  1.07                         2,337,327
    2017                                               0.99                            1.16                           456,176

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - A CLASS
  BAND 125
    2018                                            $  1.64                         $  1.49                         3,776,841
    2017                                               1.40                            1.64                         4,541,564
    2016                                               1.32                            1.40                         4,051,132
    2015                                               1.36                            1.32                         3,669,239
    2014                                               1.27                            1.36                         2,407,473
    2013                                               1.06                            1.27                         1,223,350
    2012                                               0.93                            1.06                           473,815
    2011                                               1.00 (04/01/11)                 0.93                            94,061

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                              $ 1.67                        $ 1.52                          16,586
   2017                                                1.42                          1.67                          16,630
   2016                                                1.34                          1.42                          16,780
   2015                                                1.38                          1.34                          18,255
   2014                                                1.28                          1.38                          22,365

  BAND 0
   2018                                              $ 1.79                        $ 1.64                          15,943
   2017                                                1.50                          1.79                           4,324
   2016                                                1.40                          1.50                           3,508
   2015                                                1.43                          1.40                           1,255
   2014                                                1.32                          1.43                          61,616
   2013                                                1.08                          1.32                          30,152
   2012                                                0.94                          1.08                           9,773

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                              $ 1.67                        $ 1.52                       5,377,822
   2017                                                1.42                          1.67                       5,318,755
   2016                                                1.34                          1.42                       4,728,681
   2015                                                1.38                          1.34                       2,637,236
   2014                                                1.28                          1.38                       1,302,001
   2013                                                1.06                          1.28                         661,085
   2012                                                0.93                          1.06                         183,967
   2011                                                1.00 (04/01/11)               0.93                          16,185

  BAND 0
   2018                                              $ 1.82                        $ 1.67                          25,003
   2017                                                1.53                          1.82                          18,886
   2016                                                1.42                          1.53                         644,898
   2015                                                1.44                          1.42                         796,764
   2014                                                1.33                          1.44                         285,373
   2013                                                1.09                          1.33                          50,166
   2012                                                0.94                          1.09                           8,264
   2011                                                1.00 (04/01/11)               0.94                           1,528

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                              $ 1.17                        $ 1.07                       1,171,549
   2017                                                0.99                          1.17                         193,773

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - A CLASS
  BAND 125
   2018                                              $ 1.25                        $ 1.13                         765,214
   2017                                                1.06                          1.25                         515,633
   2016                                                1.00 (05/12/16)               1.06                         396,717

  BAND 0
   2018                                              $ 1.28                        $ 1.17                               -
   2017                                                1.07                          1.28                               8

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                              $ 1.26                        $ 1.14                       1,320,234
   2017                                                1.07                          1.26                         532,520
   2016                                                1.00 (05/12/16)               1.07                         103,021

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $ 1.28                        $ 1.18                          5,785
   2017                                               1.07                          1.28                            788
   2016                                               1.00 (05/12/16)               1.07                        191,155

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - R6 CLASS
  BAND 125
   2018                                             $ 1.17                        $ 1.07                         88,141
   2017                                               0.99                          1.17                          4,693

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - A CLASS
  BAND 125
   2018                                             $ 1.74                        $ 1.64                      4,883,867
   2017                                               1.60                          1.74                      8,071,545
   2016                                               1.53                          1.60                     11,208,717
   2015                                               1.58                          1.53                     17,101,479
   2014                                               1.51                          1.58                      2,738,548
   2013                                               1.38                          1.51                      2,969,030
   2012                                               1.27                          1.38                      1,789,186
   2011                                               1.25                          1.27                        861,482
   2010                                               1.15                          1.25                        386,601
   2009                                               1.00 (05/01/09)               1.15                         35,426

  BAND 100
   2018                                             $ 1.78                        $ 1.68                      1,179,271
   2017                                               1.63                          1.78                      1,782,158
   2016                                               1.56                          1.63                      2,092,032
   2015                                               1.61                          1.56                      2,468,230
   2014                                               1.53                          1.61                        379,462
   2013                                               1.39                          1.53                          4,492

  BAND 0
   2018                                             $ 1.94                        $ 1.85                        126,710
   2017                                               1.76                          1.94                        132,174
   2016                                               1.67                          1.76                        126,787
   2015                                               1.70                          1.67                        118,250
   2014                                               1.60                          1.70                        342,413
   2013                                               1.45                          1.60                        337,595
   2012                                               1.32                          1.45                        362,961

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - INVESTOR CLASS
  BAND 125
   2018                                             $ 1.77                        $ 1.68                      3,967,490
   2017                                               1.63                          1.77                      6,686,135
   2016                                               1.56                          1.63                      9,191,500
   2015                                               1.60                          1.56                     10,159,021
   2014                                               1.53                          1.60                      1,863,172
   2013                                               1.39                          1.53                      3,090,764
   2012                                               1.28                          1.39                      1,791,943
   2011                                               1.25                          1.28                      1,726,001
   2010                                               1.15                          1.25                        394,579

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.98                         $ 1.89                            15,592
   2017                                                 1.79                           1.98                            12,241
   2016                                                 1.69                           1.79                           548,989
   2015                                                 1.72                           1.69                         1,968,488
   2014                                                 1.62                           1.72                           652,180
   2013                                                 1.46                           1.62                           655,259
   2012                                                 1.32                           1.46                            23,704
   2011                                                 1.28                           1.32                            14,095
   2010                                                 1.16                           1.28                             3,832

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.09                         $ 1.03                         1,540,244
   2017                                                 1.00                           1.09                           429,847

AMERICAN CENTURY REAL ESTATE FUND - A CLASS
  BAND 125
   2018                                               $ 3.27                         $ 3.06                           210,263
   2017                                                 3.16                           3.27                           386,721
   2016                                                 3.03                           3.16                           619,211
   2015                                                 2.99                           3.03                           652,189
   2014                                                 2.34                           2.99                           751,004
   2013                                                 2.35                           2.34                         1,383,929
   2012                                                 2.03                           2.35                         1,259,227
   2011                                                 1.84                           2.03                           748,646
   2010                                                 1.45                           1.84                         1,061,530
   2009                                                 1.16                           1.45                           860,977

  BAND 100
   2018                                               $ 3.39                         $ 3.18                             9,043
   2017                                                 3.26                           3.39                             8,784
   2016                                                 3.13                           3.26                            12,882
   2015                                                 3.08                           3.13                             1,109
   2014                                                 2.41                           3.08                             5,536
   2013                                                 2.41                           2.41                               747
   2012                                                 2.07                           2.41                               362

  BAND 0
   2018                                               $ 3.95                         $ 3.74                             7,430
   2017                                                 3.76                           3.95                             5,805
   2016                                                 3.57                           3.76                             3,527
   2015                                                 3.48                           3.57                             3,057
   2014                                                 2.69                           3.48                             1,096
   2013                                                 2.67                           2.69                           291,549
   2012                                                 2.27                           2.67                           285,194
   2011                                                 2.04                           2.27                           128,262
   2010                                                 1.59                           2.04                           289,416
   2009                                                 1.25                           1.59                           280,215

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY REAL ESTATE FUND - INVESTOR CLASS
  BAND 125
   2018                                             $ 1.37                        $ 1.29                         917,547
   2017                                               1.32                          1.37                       1,448,261
   2016                                               1.27                          1.32                       1,834,694
   2015                                               1.25                          1.27                       2,508,859
   2014                                               0.97                          1.25                       2,259,305
   2013                                               0.97                          0.97                       7,456,347
   2012                                               0.84                          0.97                       7,452,986
   2011                                               0.76                          0.84                         993,413
   2010                                               0.60                          0.76                       1,217,601
   2009                                               0.48                          0.60                       1,143,716

AMERICAN CENTURY REAL ESTATE FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.05                        $ 0.99                         287,927
   2017                                               1.01                          1.05                         508,731

AMERICAN CENTURY SELECT - A CLASS
  BAND 125
   2018                                             $ 2.46                        $ 2.34                          22,525
   2017                                               1.94                          2.46                          42,954
   2016                                               1.87                          1.94                          60,916
   2015                                               1.76                          1.87                         103,626
   2014                                               1.62                          1.76                         152,107
   2013                                               1.26                          1.62                         203,656
   2012                                               1.11                          1.26                         257,214
   2011                                               1.12                          1.11                          84,500
   2010                                               0.99                          1.12                          96,328
   2009                                               0.74                          0.99                          93,810

  BAND 100
   2018                                             $ 2.55                        $ 2.43                          64,688
   2017                                               2.00                          2.55                          64,901
   2016                                               1.92                          2.00                          83,426
   2015                                               1.81                          1.92                          70,118
   2014                                               1.66                          1.81                          38,391

AMERICAN CENTURY SELECT - INVESTOR CLASS
  BAND 125
   2018                                             $ 4.93                        $ 4.69                          33,374
   2017                                               3.87                          4.93                          24,962
   2016                                               3.72                          3.87                          22,420
   2015                                               3.49                          3.72                          26,399
   2014                                               3.20                          3.49                          25,564
   2013                                               2.49                          3.20                          27,636
   2012                                               2.20                          2.49                          24,322
   2011                                               2.19                          2.20                          14,460
   2010                                               1.94                          2.19                          15,330
   2009                                               1.46                          1.94                          15,022

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL CAP GROWTH - A CLASS
  BAND 125
   2018                                               $ 2.89                         $ 2.71                          368,152
   2017                                                 2.33                           2.89                          393,870
   2016                                                 2.14                           2.33                          374,806
   2015                                                 2.26                           2.14                          364,372
   2014                                                 2.18                           2.26                          425,444
   2013                                                 1.57                           2.18                          584,467
   2012                                                 1.39                           1.57                          538,411
   2011                                                 1.49                           1.39                          568,575
   2010                                                 1.16                           1.49                          718,176
   2009                                                 0.94                           1.16                          475,028

  BAND 100
   2018                                               $ 2.99                         $ 2.81                           59,189
   2017                                                 2.41                           2.99                           72,659
   2016                                                 2.20                           2.41                           76,153
   2015                                                 2.32                           2.20                           92,447
   2014                                                 2.23                           2.32                           53,859
   2013                                                 1.60                           2.23                               42
   2012                                                 1.42                           1.60                                -
   2011                                                 1.51                           1.42                            1,289
   2010                                                 1.18                           1.51                            1,200
   2009                                                 0.95                           1.18                              914

AMERICAN CENTURY SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2018                                               $ 4.30                         $ 3.52                          329,893
   2017                                                 3.96                           4.30                          372,235
   2016                                                 3.19                           3.96                          401,764
   2015                                                 3.33                           3.19                          548,981
   2014                                                 3.23                           3.33                          562,365
   2013                                                 2.43                           3.23                          529,649
   2012                                                 2.12                           2.43                          443,215
   2011                                                 2.30                           2.12                          350,672
   2010                                                 1.89                           2.30                          251,731
   2009                                                 1.38                           1.89                          138,759

  BAND 50
   2018                                               $ 4.78                         $ 3.94                           33,167
   2017                                                 4.37                           4.78                           37,148
   2016                                                 3.50                           4.37                           36,433
   2015                                                 3.62                           3.50                           38,761
   2014                                                 3.49                           3.62                           39,214
   2013                                                 2.61                           3.49                           39,867
   2012                                                 2.25                           2.61                           42,864
   2011                                                 2.43                           2.25                           42,889
   2010                                                 1.98                           2.43                            7,942

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 5.17                         $ 4.28                             8,171
   2017                                                 4.70                           5.17                             8,434
   2016                                                 3.74                           4.70                            82,280
   2015                                                 3.85                           3.74                            57,115
   2014                                                 3.70                           3.85                           218,602
   2013                                                 2.75                           3.70                            63,318
   2012                                                 2.36                           2.75                            60,448
   2011                                                 2.54                           2.36                            55,001
   2010                                                 2.05                           2.54                             7,968

AMERICAN CENTURY SMALL CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 4.68                         $ 3.83                         1,500,238
   2017                                                 4.29                           4.68                         1,888,347
   2016                                                 3.45                           4.29                         2,193,675
   2015                                                 3.59                           3.45                         2,806,645
   2014                                                 3.48                           3.59                         4,216,181
   2013                                                 2.61                           3.48                         4,625,368
   2012                                                 2.27                           2.61                         4,394,657
   2011                                                 2.46                           2.27                         4,503,943
   2010                                                 2.01                           2.46                         4,498,490
   2009                                                 1.47                           2.01                         3,896,716

  BAND 0
   2018                                               $ 5.77                         $ 4.78                                 -
   2017                                                 5.23                           5.77                                 -
   2016                                                 4.15                           5.23                                 -
   2015                                                 4.26                           4.15                           224,444
   2014                                                 4.08                           4.26                           239,660
   2013                                                 3.03                           4.08                           229,979
   2012                                                 2.59                           3.03                           218,774
   2011                                                 2.78                           2.59                           210,246
   2010                                                 1.01                           2.78                           154,247

AMERICAN CENTURY SMALL CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.09                         $ 0.90                           266,682

  BAND 75
   2018                                               $ 1.10                         $ 0.91                           110,522

AMERICAN CENTURY SMALL COMPANY - A CLASS
  BAND 125
   2018                                               $ 3.41                         $ 2.87                           148,646
   2017                                                 3.13                           3.41                           301,701
   2016                                                 2.69                           3.13                           561,474
   2015                                                 2.89                           2.69                           499,759
   2014                                                 2.77                           2.89                           447,634
   2013                                                 1.96                           2.77                           437,031
   2012                                                 1.75                           1.96                            68,671
   2011                                                 1.79                           1.75                            52,786
   2010                                                 1.43                           1.79                            63,724
   2009                                                 1.20                           1.43                            65,186

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND - A CLASS
  BAND 125
   2018                                              $ 2.81                       $ 2.55                       2,373,456
   2017                                                2.39                         2.81                       2,556,658
   2016                                                2.28                         2.39                       3,284,441
   2015                                                2.35                         2.28                       5,702,064
   2014                                                2.23                         2.35                       6,219,294
   2013                                                1.89                         2.23                       7,139,084
   2012                                                1.66                         1.89                       5,980,379
   2011                                                1.72                         1.66                       5,046,090
   2010                                                1.52                         1.72                       4,523,161
   2009                                                1.22                         1.52                       4,074,877

  BAND 100
   2018                                              $ 2.91                       $ 2.65                         676,689
   2017                                                2.47                         2.91                         925,523
   2016                                                2.35                         2.47                       1,045,850
   2015                                                2.41                         2.35                         830,979
   2014                                                2.28                         2.41                         899,506
   2013                                                1.93                         2.28                         208,662
   2012                                                1.70                         1.93                         197,276
   2011                                                1.75                         1.70                         168,620
   2010                                                1.54                         1.75                         129,782
   2009                                                1.24                         1.54                          91,796

  BAND 50
   2018                                              $ 3.13                       $ 2.86                          13,068
   2017                                                2.64                         3.13                          13,568
   2016                                                2.50                         2.64                          13,802
   2015                                                2.55                         2.50                          13,932
   2014                                                2.40                         2.55                          15,831
   2013                                                2.02                         2.40                          17,327
   2012                                                1.77                         2.02                          19,701
   2011                                                1.82                         1.77                          21,354
   2010                                                1.59                         1.82                          23,810

  BAND 0
   2018                                              $ 3.38                       $ 3.10                         117,434
   2017                                                2.84                         3.38                         113,185
   2016                                                2.67                         2.84                         102,301
   2015                                                2.72                         2.67                       1,395,679
   2014                                                2.54                         2.72                       1,413,689
   2013                                                2.13                         2.54                       1,459,953
   2012                                                1.86                         2.13                       1,401,309
   2011                                                1.90                         1.86                       1,306,148
   2010                                                1.65                         1.90                         278,790

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND - INVESTOR CLASS
  BAND 125
   2018                                              $ 2.51                        $ 2.28                      12,547,293
   2017                                                2.13                          2.51                      16,431,722
   2016                                                2.03                          2.13                      24,071,227
   2015                                                2.08                          2.03                      24,400,880
   2014                                                1.97                          2.08                      24,690,951
   2013                                                1.67                          1.97                      22,940,316
   2012                                                1.47                          1.67                      23,882,811
   2011                                                1.51                          1.47                      21,751,649
   2010                                                1.33                          1.51                      19,557,891
   2009                                                1.07                          1.33                      17.387,419

  BAND 0
   2018                                              $ 3.05                        $ 2.81                               -
   2017                                                2.56                          3.05                               -
   2016                                                2.40                          2.56                               -
   2015                                                2.44                          2.40                         507,746
   2014                                                2.28                          2.44                         496,383
   2013                                                1.90                          2.28                         459,356
   2012                                                1.65                          1.90                         457,792
   2011                                                1.69                          1.65                         417,435
   2010                                                1.46                          1.69                         422,965

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.17                        $ 1.07                       1,172,750
   2017                                                0.99                          1.17                         546,683

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND - A CLASS
  BAND 125
   2018                                              $ 1.94                        $ 1.82                       1,057,476
   2017                                                1.78                          1.94                       1,337,265
   2016                                                1.71                          1.78                       1,787,241
   2015                                                1.77                          1.71                       2,449,197
   2014                                                1.69                          1.77                       2,703,532
   2013                                                1.56                          1.69                       4,120,079
   2012                                                1.44                          1.56                       3,389,605
   2011                                                1.42                          1.44                       2,636,851
   2010                                                1.31                          1.42                       2,390,868
   2009                                                1.16                          1.31                       1,973,305

  BAND 100
   2018                                              $ 2.01                        $ 1.89                         747,679
   2017                                                1.84                          2.01                         867,196
   2016                                                1.77                          1.84                         980,075
   2015                                                1.82                          1.77                         998,116
   2014                                                1.73                          1.82                         896,035
   2013                                                1.60                          1.73                           4,755
   2012                                                1.47                          1.60                          70,090
   2011                                                1.44                          1.47                          59,923
   2010                                                1.33                          1.44                          46,967
   2009                                                1.18                          1.33                          36,091

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                             $  2.16                       $ 2.04                         280,265
   2017                                                1.96                         2.16                         284,220

  BAND 0
   2018                                             $  2.32                       $ 2.21                               -
   2017                                                2.10                         2.32                               -
   2016                                                2.00                         2.10                               -
   2015                                                2.04                         2.00                         243,699
   2014                                                1.92                         2.04                         227,851
   2013                                                1.75                         1.92                         207,386
   2012                                                1.60                         1.75                         179,804
   2011                                                1.55                         1.60                         170,685
   2010                                                1.42                         1.55                          69,102

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND - INVESTOR CLASS
  BAND 125
   2018                                             $  1.89                       $ 1.78                       3,667,935
   2017                                                1.73                         1.89                       4,753,850
   2016                                                1.67                         1.73                       8,013,562
   2015                                                1.71                         1.67                       8,100,584
   2014                                                1.63                         1.71                       7,101,436
   2013                                                1.50                         1.63                       6,501,158
   2012                                                1.39                         1.50                       5,764,235
   2011                                                1.36                         1.39                       5,027,788
   2010                                                1.26                         1.36                       5,064,756
   2009                                                1.11                         1.26                       4,838,273

  BAND 0
   2018                                             $  2.30                       $ 2.19                               -
   2017                                                2.08                         2.30                               -
   2016                                                1.98                         2.08                               -
   2015                                                2.00                         1.98                         465,217
   2014                                                1.89                         2.00                         524,794
   2013                                                1.72                         1.89                         507,787
   2012                                                1.57                         1.72                         541,205
   2011                                                1.51                         1.57                         630,906
   2010                                                1.38                         1.51                         710,756

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND - R6 CLASS
  BAND 125
   2018                                             $  1.09                       $ 1.03                       1,019,473
   2017                                                1.00                         1.09                         780,051

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND - A CLASS
  BAND 125
   2018                                             $  2.43                       $ 2.24                       3,548,802
   2017                                                2.14                         2.43                       4,164,741
   2016                                                2.05                         2.14                       6,878,986
   2015                                                2.12                         2.05                      10,541,842
   2014                                                2.01                         2.12                      12,094,607
   2013                                                1.77                         2.01                      14,718,175
   2012                                                1.59                         1.77                      12,895,546
   2011                                                1.60                         1.59                      11,702,163
   2010                                                1.44                         1.60                      10,739,208
   2009                                                1.21                         1.44                       8,769,582

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                               $ 2.52                         $ 2.33                         2,520,277
   2017                                                 2.21                           2.52                         3,403,196
   2016                                                 2.11                           2.21                         3,764,703
   2015                                                 2.18                           2.11                         3,201,482
   2014                                                 2.07                           2.18                         2,726,379
   2013                                                 1.81                           2.07                           349,912
   2012                                                 1.62                           1.81                           302,401
   2011                                                 1.63                           1.62                           299,200
   2010                                                 1.47                           1.63                           426,668
   2009                                                 1.23                           1.47                         4,563,198

  BAND 75
   2018                                               $ 2.61                         $ 2.42                                 -
   2017                                                 2.29                           2.61                           583,149
   2016                                                 2.17                           2.29                           582,574
   2015                                                 2.24                           2.17                           606,633
   2014                                                 2.12                           2.24                           740,219
   2013                                                 1.85                           2.12                           877,377
   2012                                                 1.66                           1.85                         1,028,199
   2011                                                 1.66                           1.66                         1,055,544

  BAND 50
   2018                                               $ 2.70                         $ 2.51                               772
   2017                                                 2.37                           2.70                             6,032
   2016                                                 2.24                           2.37                             6,604
   2015                                                 2.30                           2.24                             6,863
   2014                                                 2.17                           2.30                            13,408
   2013                                                 1.90                           2.17                            10,291
   2012                                                 1.69                           1.90                            11,533
   2011                                                 1.69                           1.69                            12,803
   2010                                                 1.51                           1.69                            11,866

  BAND 0
   2018                                               $ 2.92                         $ 2.73                                 -
   2017                                                 2.54                           2.92                                 -
   2016                                                 2.40                           2.54                                 -
   2015                                                 2.45                           2.40                         1,705,129
   2014                                                 2.30                           2.45                         1,785,246
   2013                                                 2.00                           2.30                         1,909,284
   2012                                                 1.77                           2.00                         1,862,496
   2011                                                 1.77                           1.77                         1,795,448
   2010                                                 1.57                           1.77                           195,762

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 2.27                         $ 2.10                        27,956,014
   2017                                                 2.00                           2.27                        32,674,684
   2016                                                 1.90                           2.00                        45,937,441
   2015                                                 1.96                           1.90                        45,861,117
   2014                                                 1.86                           1.96                        44,917,084
   2013                                                 1.63                           1.86                        40,335,907
   2012                                                 1.46                           1.63                        40,859,329
   2011                                                 1.47                           1.46                        38,073,248
   2010                                                 1.32                           1.47                        35,016.804
   2009                                                 1.11                           1.32                        33,699,497

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 2.76                         $ 2.59                                 -
   2017                                                 2.40                           2.76                                 -
   2016                                                 2.26                           2.40                                 -
   2015                                                 2.30                           2.26                         2,509,957
   2014                                                 2.15                           2.30                         2,670,805
   2013                                                 1.86                           2.15                         2,929,731
   2012                                                 1.65                           1.86                         3,145,815
   2011                                                 1.64                           1.65                         3,403,402
   2010                                                 1.46                           1.64                         3,568,225

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.13                         $ 1.05                         1,387,073
   2017                                                 0.99                           1.13                           636,070

AMERICAN CENTURY ULTRA FUND - A CLASS
  BAND 125
   2018                                               $ 3.04                         $ 3.02                           222,140
   2017                                                 2.34                           3.04                           210,685
   2016                                                 2.28                           2.34                           197,396
   2015                                                 2.18                           2.28                           254,233
   2014                                                 2.01                           2.18                           261,921
   2013                                                 1.49                           2.01                           422,104
   2012                                                 1.33                           1.49                           411,335
   2011                                                 1.33                           1.33                           415,957
   2010                                                 1.16                           1.33                           352,431
   2009                                                 0.87                           1.16                           343,801

  BAND 100
   2018                                               $ 3.16                         $ 3.14                            95,663
   2017                                                 2.42                           3.16                           114,344
   2016                                                 2.35                           2.42                           121,607
   2015                                                 2.24                           2.35                           137,765
   2014                                                 2.06                           2.24                            90,134

AMERICAN CENTURY ULTRA FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 5.52                         $ 5.49                           435,230
   2017                                                 4.24                           5.52                           474,599
   2016                                                 4.11                           4.24                           517,742
   2015                                                 3.92                           4.11                           535,108
   2014                                                 3.61                           3.92                           581,205
   2013                                                 2.67                           3.61                           448,082
   2012                                                 2.37                           2.67                           249,550
   2011                                                 2.37                           2.37                           264,155
   2010                                                 2.06                           2.37                           101,485
   2009                                                 1.54                           2.06                           101,218

AMERICAN CENTURY ULTRA FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.30                         $ 1.30                           730,849

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VALUE - A CLASS
  BAND 125
   2018                                               $ 1.89                         $ 1.69                            17,775
   2017                                                 1.77                           1.89                            32,131
   2016                                                 1.49                           1.77                            29,787
   2015                                                 1.58                           1.49                            15,852
   2014                                                 1.42                           1.58                            28,494
   2013                                                 1.10                           1.42                            25,696

AMERICAN CENTURY VALUE - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.91                         $ 1.71                             7,969
   2017                                                 1.79                           1.91                         1,093,382
   2016                                                 1.50                           1.79                         1,215,800
   2015                                                 1.59                           1.50                         1,065,183
   2014                                                 1.43                           1.59                         1,143,266
   2013                                                 1.10                           1.43                                73

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND - I CLASS
  BAND 125
   2018                                               $ 4.67                         $ 4.38                         1,919,127
   2017                                                 3.89                           4.67                         2,754,260
   2016                                                 3.81                           3.89                         3,111,804
   2015                                                 3.79                           3.81                         3,957,164
   2014                                                 3.55                           3.79                         4,201,495
   2013                                                 2.74                           3.55                         4,639,692
   2012                                                 2.39                           2.74                         5,034,146
   2011                                                 2.59                           2.39                         5,436,459
   2010                                                 2.00                           2.59                         5,326,783
   2009                                                 1.48                           2.00                         5,438,077

  BAND 25
   2018                                               $ 5.39                         $ 5.10                                 -
   2017                                                 4.44                           5.39                                 -
   2016                                                 4.31                           4.44                                 -
   2015                                                 4.24                           4.31                                 -
   2014                                                 3.93                           4.24                                 -
   2013                                                 3.01                           3.93                                 -
   2012                                                 2.60                           3.01                                 -
   2011                                                 2.79                           2.60                                 -
   2010                                                 2.13                           2.79                           203,738
   2009                                                 1.56                           2.13                           139,222

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.09                         $ 1.04                         1,368,460
   2017                                                 1.01                           1.09                           420,700
   2016                                                 0.95                           1.01                           297,598

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.10                         $ 1.05                         1,194,434
   2017                                                 1.01                           1.10                           745,023
   2016                                                 0.96                           1.01                           199,178

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.09                       $ 1.05                       2,351,220
   2017                                                1.00                         1.09                         885,532

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.10                       $ 1.05                       1,718,964
   2017                                                1.01                         1.10                       1,661,342
   2016                                                0.95                         1.01                         277,076

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                             $  1.11                       $ 1.06                       1,484,999
   2017                                                1.01                         1.11                       1,056,475
   2016                                                0.96                         1.01                          17,675

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.10                       $ 1.05                       2,588,803
   2017                                                1.00                         1.10                         429,850

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.11                       $ 1.06                       2,756,134
   2017                                                1.00                         1.11                       1,782,846
   2016                                                0.95                         1.00                         273,790
   2015                                                1.00 (05/21/15)              0.95                           7,125

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                             $  1.12                       $ 1.07                      10,659,143
   2017                                                1.01                         1.12                       7,045,006
   2016                                                0.96                         1.01                         498,156

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.11                       $ 1.07                       6,378,187
   2017                                                1.00                         1.11                       2,441,320

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.13                       $ 1.07                       3,387,560
   2017                                                1.00                         1.13                       1,626,089
   2016                                                0.95                         1.00                         120,825
   2015                                                1.00 (05/21/15)              0.95                           1,648

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                             $  1.14                       $ 1.08                      11,107,205
   2017                                                1.00                         1.14                       5,615,180
   2016                                                0.95                         1.00                         266,184

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.14                       $ 1.08                       7,834,763
   2017                                                1.00                         1.14                       2,791,229

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.15                       $ 1.09                       4,753,377
   2017                                                0.99                         1.15                       2,006,926
   2016                                                0.94                         0.99                          68,324
   2015                                                1.00 (05/21/15)              0.94                           1,663

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                             $  1.16                       $ 1.10                       8,636,097
   2017                                                1.00                         1.16                       6,142,251
   2016                                                0.94                         1.00                         758,530

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.16                       $ 1.10                       9,275,141
   2017                                                1.00                         1.16                       3,517,440

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.18                       $ 1.10                       4,166,635
   2017                                                0.99                         1.18                         908,945
   2016                                                0.94                         0.99                          85,044
   2015                                                1.00 (05/21/15)              0.94                             794

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                             $  1.19                       $ 1.11                       8,876,451
   2017                                                1.00                         1.19                       5,116,181
   2016                                                0.94                         1.00                         544,874

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.19                       $ 1.11                       8,139,019
   2017                                                0.99                         1.19                       2,683,719

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.19                       $ 1.10                       3,418,153
   2017                                                0.99                         1.19                       1,124,660
   2016                                                0.94                         0.99                         107,933

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                             $  1.20                       $ 1.11                       7,143,949
   2017                                                1.00                         1.20                       4,729,339
   2016                                                0.94                         1.00                         376,301

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                             $  1.20                       $ 1.12                      10,260,005
   2017                                                0.99                         1.20                       4,242,064

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                             $  1.19                       $ 1.11                       2,192,256
   2017                                                0.99                         1.19                         893,999
   2016                                                0.94                         0.99                          71,916

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.12                         6,750,766
   2017                                                 1.00                           1.20                         4,514,331
   2016                                                 0.94                           1.00                           174,473

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.12                         5,955,609
   2017                                                 0.99                           1.20                         2,021,902

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.11                         1,799,887
   2017                                                 0.99                           1.20                           660,442
   2016                                                 0.94                           0.99                            75,011

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.21                         $ 1.12                         5,474,034
   2017                                                 1.00                           1.21                         2,388,135
   2016                                                 0.94                           1.00                            44,319

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.12                         4,306,302
   2017                                                 0.99                           1.20                         1,433,353

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.11                         1,259,435
   2017                                                 0.99                           1.20                           297,385
   2016                                                 0.94                           0.99                            14,275

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.21                         $ 1.12                         1,855,722
   2017                                                 1.00                           1.21                           732,797
   2016                                                 0.94                           1.00                            34,406

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.12                         2,315,747
   2017                                                 0.99                           1.20                           651,993

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.11                           212,406
   2017                                                 1.00                           1.20                            20,379
   2016                                                 0.94                           1.00                               435

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.21                         $ 1.12                           842,983
   2017                                                 1.00                           1.21                           501,269
   2016                                                 0.94                           1.00                            12,344

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.12                           314,786
   2017                                                 0.99                           1.20                            28,326

AMERICAN FUNDS AMCAP FUND - R3 CLASS
  BAND 125
   2018                                               $ 2.26                         $ 2.18                         1,587,760
   2017                                                 1.88                           2.26                         1,459,155
   2016                                                 1.75                           1.88                         1,729,734
   2015                                                 1.76                           1.75                         1,471,902
   2014                                                 1.60                           1.76                           955,092
   2013                                                 1.19                           1.60                           887,860
   2012                                                 1.04                           1.19                           543,469
   2011                                                 1.05                           1.04                           520,109
   2010                                                 0.94                           1.05                           346,384
   2009                                                 0.69                           0.94                           289,759

  BAND 100
   2018                                               $ 2.32                         $ 2.25                           233,732
   2017                                                 1.93                           2.32                           305,673
   2016                                                 1.79                           1.93                           370,669
   2015                                                 1.80                           1.79                           464,036
   2014                                                 1.63                           1.80                           423,904

  BAND 0
   2018                                               $ 2.62                         $ 2.56                                 -
   2017                                                 2.15                           2.62                                 -
   2016                                                 1.98                           2.15                                 -
   2015                                                 1.97                           1.98                                 -
   2014                                                 1.77                           1.97                           799,137
   2013                                                 1.30                           1.77                           642,126
   2012                                                 1.12                           1.30                           618,565
   2011                                                 1.12                           1.12                           576,480
   2010                                                 0.99                           1.12                           532,092
   2009                                                 0.71                           0.99                           438,577

AMERICAN FUNDS AMCAP FUND - R4 CLASS
  BAND 125
   2018                                               $ 2.24                         $ 2.17                         2,942,331
   2017                                                 1.86                           2.24                         7,172,262
   2016                                                 1.73                           1.86                         7,847,268
   2015                                                 1.74                           1.73                         6,815,801
   2014                                                 1.57                           1.74                         5,531,795
   2013                                                 1.16                           1.57                         3,382,121
   2012                                                 1.02                           1.16                         3,455,982
   2011                                                 1.03                           1.02                         3,264,427
   2010                                                 0.91                           1.03                           303,037
   2009                                                 0.66                           0.91                           212,653

  BAND 0
   2018                                               $ 2.58                         $ 2.53                         3,273,570
   2017                                                 2.11                           2.58                         3,579,051
   2016                                                 1.94                           2.11                         3,879,451

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS AMCAP FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.16                         6,215,080
   2017                                                 0.99                           1.20                         2,868,421

AMERICAN FUNDS AMERICAN BALANCED FUND - R3 CLASS
  BAND 125
   2018                                               $ 2.01                         $ 1.92                         6,719,526
   2017                                                 1.76                           2.01                         8,457,852
   2016                                                 1.65                           1.76                         7,253,930
   2015                                                 1.65                           1.65                         7,740,291
   2014                                                 1.54                           1.65                         6,636,140
   2013                                                 1.28                           1.54                         5,663,996
   2012                                                 1.14                           1.28                         4,095,869
   2011                                                 1.12                           1.14                           683,659
   2010                                                 1.01                           1.12                            49,487

  BAND 100
   2018                                               $ 2.05                         $ 1.96                           400,600
   2017                                                 1.80                           2.05                           104,872
   2016                                                 1.68                           1.80                            48,488

  BAND 75
   2018                                               $ 2.09                         $ 2.01                         1,117,519

  BAND 50
   2018                                               $ 2.13                         $ 2.05                           429,105
   2017                                                 1.86                           2.13                           405,331
   2016                                                 1.73                           1.86                                84

  BAND 0
   2018                                               $ 2.22                         $ 2.15                            78,533
   2017                                                 1.93                           2.22                            95,427
   2016                                                 1.78                           1.93                            84,281
   2015                                                 1.76                           1.78                           128,648
   2014                                                 1.62                           1.76                           115,769
   2013                                                 1.33                           1.62                           123,560

AMERICAN FUNDS AMERICAN BALANCED FUND - R4 CLASS
  BAND 125
   2018                                               $ 2.05                         $ 1.97                        25,360,464
   2017                                                 1.80                           2.05                        29,925,791
   2016                                                 1.68                           1.80                        34,531,928
   2015                                                 1.67                           1.68                        19,320,364
   2014                                                 1.56                           1.67                        15,440,557
   2013                                                 1.30                           1.56                        12,667,953
   2012                                                 1.15                           1.30                         2,619,333
   2011                                                 1.12                           1.15                           579,339

AMERICAN FUNDS AMERICAN BALANCED FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.14                         $ 1.10                        24,219,342
   2017                                                 1.00                           1.14                         9,698,227

  BAND 75
   2018                                               $ 1.15                         $ 1.11                           819,120

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  1.16                       $ 1.13                         791,688
   2017                                                1.00                         1.16                         613,242

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R3 CLASS
  BAND 125
   2018                                             $  1.67                       $ 1.61                         282,720
   2017                                                1.59                         1.67                         587,009
   2016                                                1.39                         1.59                         677,334
   2015                                                1.52                         1.39                         976,425
   2014                                                1.54                         1.52                       1,395,758
   2013                                                1.47                         1.54                       2,625,419
   2012                                                1.30                         1.47                       2,773,823
   2011                                                1.30                         1.30                       2,499,787
   2010                                                1.15                         1.30                       2,401,359
   2009                                                0.78                         1.15                       1,826,547

  BAND 100
   2018                                             $  1.72                       $ 1.67                          71,774
   2017                                                1.63                         1.72                         150,780
   2016                                                1.42                         1.63                         224,727
   2015                                                1.56                         1.42                         171,200
   2014                                                1.57                         1.56                         187,829

  BAND 0
   2018                                             $  1.94                       $ 1.90                               -
   2017                                                1.82                         1.94                               -
   2016                                                1.57                         1.82                               -
   2015                                                1.70                         1.57                               -
   2014                                                1.70                         1.70                          35,010
   2013                                                1.60                         1.70                         119,441
   2012                                                1.40                         1.60                         274,583
   2011                                                1.38                         1.40                         257,600
   2010                                                1.20                         1.38                         215,406
   2009                                                0.81                         1.20                         253,460

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R4 CLASS
  BAND 125
   2018                                             $  1.62                       $ 1.57                         348,730
   2017                                                1.53                         1.62                         365,366
   2016                                                1.33                         1.53                         358,612
   2015                                                1.46                         1.33                         992,906
   2014                                                1.47                         1.46                       3,157,052
   2013                                                1.40                         1.47                       3,250,398
   2012                                                1.24                         1.40                       3,926,078
   2011                                                1.23                         1.24                       6,472,828
   2010                                                1.08                         1.23                       6,414,398
   2009                                                0.74                         1.08                       6,246,660

AMERICAN FUNDS CAPITAL WORLD BOND FUND - R6 CLASS
  BAND 125
   2018                                             $  1.01                       $ 0.98                         231,316
   2017                                                1.00 (07/21/17)              1.01                           1,470

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.90                         $ 1.68                         2,685,944
   2017                                                 1.55                           1.90                         5,337,934
   2016                                                 1.48                           1.55                         6,669,435
   2015                                                 1.53                           1.48                         8,325,140
   2014                                                 1.50                           1.53                         9,622,944
   2013                                                 1.22                           1.50                        13,579,291
   2012                                                 1.04                           1.22                        13,196,341
   2011                                                 1.14                           1.04                        12,488,030
   2010                                                 1.08                           1.14                        11,206,401
   2009                                                 0.83                           1.08                         8,843,554

  BAND 100
   2018                                               $ 1.96                         $ 1.73                           501,664
   2017                                                 1.59                           1.96                           696,268
   2016                                                 1.52                           1.59                           764,013
   2015                                                 1.57                           1.52                           790,769
   2014                                                 1.53                           1.57                           744,147
   2013                                                 1.24                           1.53                            11,272
   2012                                                 1.06                           1.24                            12,012
   2011                                                 1.16                           1.06                            29,164
   2010                                                 1.09                           1.16                            25,192
   2009                                                 0.83                           1.09                            48,493

  BAND 0
   2018                                               $ 2.21                         $ 1.98                           187,660
   2017                                                 1.78                           2.21                           161,958
   2016                                                 1.67                           1.78                           151,327
   2015                                                 1.72                           1.67                           704,535
   2014                                                 1.66                           1.72                           667,310
   2013                                                 1.33                           1.66                         1,060,196
   2012                                                 1.12                           1.33                         1,380,108
   2011                                                 1.22                           1.12                         1,183,845
   2010                                                 1.13                           1.22                           720,831
   2009                                                 0.86                           1.13                           556,583

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.77                         $ 1.57                        21,314,492
   2017                                                 1.44                           1.77                        24,395,426
   2016                                                 1.37                           1.44                        28,006,705
   2015                                                 1.42                           1.37                        29,778,811
   2014                                                 1.38                           1.42                        32,395,497
   2013                                                 1.12                           1.38                        35,430,230
   2012                                                 0.95                           1.12                        42,309,178
   2011                                                 1.04                           0.95                        42,581,932
   2010                                                 0.98                           1.04                        38,570,362
   2009                                                 0.75                           0.98                        30,937,527

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 2.04                         $ 1.83                                 -
   2017                                                 1.63                           2.04                                 -
   2016                                                 1.54                           1.63                                 -
   2015                                                 1.57                           1.54                           414,734
   2014                                                 1.51                           1.57                           450,975
   2013                                                 1.21                           1.51                           354,766
   2012                                                 1.01                           1.21                           238,441
   2011                                                 1.10                           1.01                           177,531
   2010                                                 1.02                           1.10                           138,842

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.23                         $ 1.09                         8,045,840
   2017                                                 1.00                           1.23                         3,683,649

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.67                         $ 1.39                         7,926,478
   2017                                                 1.30                           1.67                         9,613,152
   2016                                                 1.31                           1.30                        10,524,783
   2015                                                 1.34                           1.31                        12,498,172
   2014                                                 1.40                           1.34                        16,584,666
   2013                                                 1.18                           1.40                        19,001,099
   2012                                                 1.01                           1.18                        16,301,051
   2011                                                 1.18                           1.01                        13,803,526
   2010                                                 1.10                           1.18                        10,279,349
   2009                                                 0.80                           1.10                         7,169,202

  BAND 100
   2018                                               $ 1.72                         $ 1.44                           563,595
   2017                                                 1.33                           1.72                           706,789
   2016                                                 1.34                           1.33                           836,439
   2015                                                 1.37                           1.34                         1,007,859
   2014                                                 1.43                           1.37                           887,342
   2013                                                 1.20                           1.43                           103,392
   2012                                                 1.02                           1.20                            97,748
   2011                                                 1.20                           1.02                           111,529
   2010                                                 1.11                           1.20                            98,913
   2009                                                 0.81                           1.11                            99,089

  BAND 50
   2018                                               $ 1.83                         $ 1.54                           135,351
   2017                                                 1.41                           1.83                           135,743
   2016                                                 1.41                           1.41                           138,835
   2015                                                 1.43                           1.41                           141,139
   2014                                                 1.48                           1.43                           139,840
   2013                                                 1.25                           1.48                           147,693
   2012                                                 1.05                           1.25                           142,989
   2011                                                 1.23                           1.05                           142,239
   2010                                                 1.13                           1.23                            13,733

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.94                         $ 1.64                           174,836
   2017                                                 1.49                           1.94                           207,933
   2016                                                 1.48                           1.49                           342,471
   2015                                                 1.50                           1.48                         1,167,986
   2014                                                 1.54                           1.50                         2,116,124
   2013                                                 1.29                           1.54                         2,096,283
   2012                                                 1.08                           1.29                         2,226,002
   2011                                                 1.26                           1.08                         2,152,684
   2010                                                 1.15                           1.26                         1,821,298
   2009                                                 0.83                           1.15                         1,352,075

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.57                         $ 1.31                        34,083,156
   2017                                                 1.21                           1.57                        36,701,393
   2016                                                 1.22                           1.21                        43,267,308
   2015                                                 1.25                           1.22                        44,399,086
   2014                                                 1.30                           1.25                        47,904,834
   2013                                                 1.09                           1.30                        49,516,946
   2012                                                 0.93                           1.09                        39,430,332
   2011                                                 1.09                           0.93                        36,371,764
   2010                                                 1.01                           1.09                        31,739,094
   2009                                                 0.73                           1.01                        20,960,447

  BAND 0
   2018                                               $ 1.80                         $ 1.53                            53,571
   2017                                                 1.38                           1.80                            52,779
   2016                                                 1.37                           1.38                         5,186,200
   2015                                                 1.38                           1.37                         4,882,273
   2014                                                 1.42                           1.38                         4,317,937
   2013                                                 1.18                           1.42                         3,888,457
   2012                                                 0.99                           1.18                         3,696,773

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.28                         $ 1.07                        14,818,473
   2017                                                 0.99                           1.28                         4,934,235

  BAND 0
   2018                                               $ 1.29                         $ 1.10                         2,711,343
   2017                                                 0.99                           1.29                         2,946,229

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R3 CLASS
  BAND 125
   2018                                               $ 2.14                         $ 1.97                         3,432,385
   2017                                                 1.76                           2.14                         4,317,674
   2016                                                 1.59                           1.76                         4,940,468
   2015                                                 1.56                           1.59                         6,517,021
   2014                                                 1.46                           1.56                         9,842,830
   2013                                                 1.13                           1.46                        12,979,778
   2012                                                 0.98                           1.13                        12,884,095
   2011                                                 1.01                           0.98                        11,982,746
   2010                                                 0.90                           1.01                         9,933,523
   2009                                                 0.69                           0.90                         7,546,223

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                               $ 2.20                         $ 2.03                           564,642
   2017                                                 1.81                           2.20                           751,166
   2016                                                 1.63                           1.81                           812,686
   2015                                                 1.60                           1.63                           783,599
   2014                                                 1.49                           1.60                           688,290
   2013                                                 1.14                           1.49                            16,956
   2012                                                 0.99                           1.14                            16,952
   2011                                                 1.02                           0.99                            15,165
   2010                                                 0.91                           1.02                            13,227
   2009                                                 0.69                           0.91                            11,692

  BAND 50
   2018                                               $ 2.33                         $ 2.16                             1,676
   2017                                                 1.90                           2.33                            47,556
   2016                                                 1.71                           1.90                            51,891
   2015                                                 1.66                           1.71                            52,367
   2014                                                 1.54                           1.66                            55,149
   2013                                                 1.18                           1.54                            48,706
   2012                                                 1.02                           1.18                            41,904
   2011                                                 1.04                           1.02                            60,589
   2010                                                 0.92                           1.04                            27,095

  BAND 0
   2018                                               $ 2.46                         $ 2.29                            93,102
   2017                                                 2.00                           2.46                            76,776
   2016                                                 1.79                           2.00                           165,575
   2015                                                 1.73                           1.79                           774,064
   2014                                                 1.60                           1.73                           712,894
   2013                                                 1.22                           1.60                           958,957
   2012                                                 1.04                           1.22                         1,206,528
   2011                                                 1.07                           1.04                         1,151,468
   2010                                                 0.94                           1.07                           524,482
   2009                                                 0.71                           0.94                           303,084

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R4 CLASS
  BAND 125
   2018                                               $ 2.21                         $ 2.04                         7,153,820
   2017                                                 1.82                           2.21                         8,129,104
   2016                                                 1.64                           1.82                        11,134,916
   2015                                                 1.60                           1.64                        12,115,475
   2014                                                 1.49                           1.60                        11,016,945
   2013                                                 1.15                           1.49                        11,100,364
   2012                                                 0.99                           1.15                        13,264,249
   2011                                                 1.03                           0.99                        11,057,642
   2010                                                 0.91                           1.03                         8,695,445
   2009                                                 0.69                           0.91                         6,345,382

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R6 CLASS
  BAND 125
   2018                                               $ 1.22                         $ 1.13                         5,866,114
   2017                                                 1.00                           1.22                         3,374,450

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R3 CLASS
  BAND 125
   2018                                               $ 1.09                         $ 1.09                           141,933
   2017                                                 1.10                           1.09                           195,603
   2016                                                 1.10                           1.10                           323,540
   2015                                                 1.11                           1.10                           357,548
   2014                                                 1.11                           1.11                           598,858
   2013                                                 1.14                           1.11                           671,416
   2012                                                 1.13                           1.14                           616,914
   2011                                                 1.11                           1.13                           658,934
   2010                                                 1.07                           1.11                           645,741
   2009                                                 1.02                           1.07                           183,986

  BAND 100
   2018                                               $ 1.13                         $ 1.12                           385,556
   2017                                                 1.13                           1.13                           463,594
   2016                                                 1.13                           1.13                           509,299
   2015                                                 1.14                           1.13                           156,962
   2014                                                 1.13                           1.14                           161,896

  BAND 0
   2018                                               $ 1.27                         $ 1.28                                 -
   2017                                                 1.26                           1.27                                 -
   2016                                                 1.25                           1.26                                 -
   2015                                                 1.24                           1.25                            28,813
   2014                                                 1.23                           1.24                            56,798
   2013                                                 1.24                           1.23                            55,214
   2012                                                 1.22                           1.24                            35,590
   2011                                                 1.18                           1.22                           794,074
   2010                                                 1.13                           1.18                           696,368
   2009                                                 1.06                           1.13                           686,354

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R4 CLASS
  BAND 125
   2018                                               $ 1.12                         $ 1.12                           227,052
   2017                                                 1.12                           1.12                           181,609
   2016                                                 1.12                           1.12                           174,565
   2015                                                 1.13                           1.12                           222,520
   2014                                                 1.12                           1.13                           177,698
   2013                                                 1.15                           1.12                         1,846,472
   2012                                                 1.13                           1.15                         1,673,647
   2011                                                 1.11                           1.13                           181,828
   2010                                                 1.07                           1.11                           227,672
   2009                                                 1.02                           1.07                           499,610

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS NEW PERSPECTIVE FUND - R3 CLASS
  BAND 125
   2018                                             $ 1.81                        $ 1.68                      1,758,514
   2017                                               1.43                          1.81                      2,246,546
   2016                                               1.43                          1.43                      2,302,949
   2015                                               1.37                          1.43                      3,005,849
   2014                                               1.35                          1.37                      2,851,298
   2013                                               1.08                          1.35                      1,853,855
   2012                                               0.91                          1.08                        533,804
   2011                                               1.00 (06/23/11)               0.91                         22,761

  BAND 0
   2018                                             $ 1.97                        $ 1.85                         77,228
   2017                                               1.53                          1.97                         63,117
   2016                                               1.51                          1.53                         75,629
   2015                                               1.44                          1.51                        356,639
   2014                                               1.40                          1.44                        340,160

AMERICAN FUNDS NEW PERSPECTIVE FUND - R4 CLASS
  BAND 125
   2018                                             $ 1.85                        $ 1.72                      4,898,004
   2017                                               1.45                          1.85                      5,352,200
   2016                                               1.45                          1.45                      4,784,989
   2015                                               1.39                          1.45                      4,473,503
   2014                                               1.36                          1.39                      4,128,078
   2013                                               1.09                          1.36                      2,805,857
   2012                                               0.91                          1.09                        572,944
   2011                                               1.00 (06/23/11)               0.91                        222,013

  BAND 0
   2018                                             $ 2.01                        $ 1.89                              -
   2017                                               1.56                          2.01                              -
   2016                                               1.53                          1.56                        370,725
   2015                                               1.45                          1.53                        328,090
   2014                                               1.41                          1.45                        189,029
   2013                                               1.11                          1.41                        160,899
   2012                                               0.92                          1.11                        100,207

AMERICAN FUNDS NEW PERSPECTIVE FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.27                        $ 1.18                      3,911,519
   2017                                               0.99                          1.27                        738,466

  BAND 0
   2018                                             $ 1.28                        $ 1.21                        625,991
   2017                                               0.99                          1.28                        729,819

AMERICAN FUNDS NEW WORLD FUND - R3 CLASS
  BAND 125
   2018                                             $ 1.48                        $ 1.28                        547,756
   2017                                               1.13                          1.48                        495,535
   2016                                               1.11                          1.13                        421,671
   2015                                               1.20                          1.11                        389,512
   2014                                               1.26                          1.20                        280,147
   2013                                               1.16                          1.26                        129,191
   2012                                               1.00 (05/24/12)               1.16                            685

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  1.59                       $ 1.39                               -
   2017                                                1.20                         1.59                               -
   2016                                                1.16                         1.20                               -
   2015                                                1.23                         1.16                           2,845
   2014                                                1.29                         1.23                           1,378

AMERICAN FUNDS NEW WORLD FUND - R4 CLASS
  BAND 125
   2018                                             $  1.51                       $ 1.30                       9,476,083
   2017                                                1.15                         1.51                      12,352,994
   2016                                                1.12                         1.15                      13,107,633
   2015                                                1.21                         1.12                      10,325,286
   2014                                                1.27                         1.21                       8,347,147
   2013                                                1.17                         1.27                       2,575,655
   2012                                                1.00 (05/24/12)              1.17                           5,580

  BAND 0
   2018                                             $  1.61                       $ 1.42                          13,660
   2017                                                1.22                         1.61                          12,476
   2016                                                1.17                         1.22                           8,521
   2015                                                1.25                         1.17                           5,036
   2014                                                1.29                         1.25                           2,141

AMERICAN FUNDS NEW WORLD FUND - R6 CLASS
  BAND 125
   2018                                             $  1.30                       $ 1.13                       3,335,151
   2017                                                0.99                         1.30                         973,158

  BAND 75
   2018                                             $  1.31                       $ 1.15                          94,195

AMERICAN FUNDS SMALLCAP WORLD FUND - R3 CLASS
  BAND 125
   2018                                             $  1.53                       $ 1.36                       1,077,415
   2017                                                1.22                         1.53                       1,128,842
   2016                                                1.17                         1.22                       1,158,304
   2015                                                1.16                         1.17                       1,570,564
   2014                                                1.16                         1.16                       1,499,396
   2013                                                0.91                         1.16                       1,803,072
   2012                                                0.76                         0.91                       1,650,612
   2011                                                0.90                         0.76                       1,068,601
   2010                                                0.74                         0.90                       1,073,473
   2009                                                0.48                         0.74                         449,350

  BAND 100
   2018                                             $  1.56                       $ 1.39                         134,704
   2017                                                1.25                         1.56                         180,056
   2016                                                1.20                         1.25                         263,714
   2015                                                1.18                         1.20                         292,591
   2014                                                1.18                         1.18                         311,068
   2013                                                0.92                         1.18                          16,699
   2012                                                0.77                         0.92                          16,699

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.73                         $ 1.56                            29,755
   2017                                                 1.37                           1.73                            26,735
   2016                                                 1.30                           1.37                            24,857
   2015                                                 1.27                           1.30                            19,752
   2014                                                 1.25                           1.27                            14,375
   2013                                                 0.97                           1.25                            10,806
   2012                                                 0.80                           0.97                             9,386
   2011                                                 0.93                           0.80                            18,900
   2010                                                 0.75                           0.93                            16,340

AMERICAN FUNDS SMALLCAP WORLD FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.58                         $ 1.41                         1,494,118
   2017                                                 1.26                           1.58                         1,001,243
   2016                                                 1.21                           1.26                         1,807,619
   2015                                                 1.19                           1.21                         1,803,698
   2014                                                 1.18                           1.19                         1,087,002
   2013                                                 0.93                           1.18                           891,579
   2012                                                 0.77                           0.93                           325,535
   2011                                                 0.91                           0.77                           145,574
   2010                                                 0.73                           0.91                            75,128
   2009                                                 0.49                           0.73                            36,687

AMERICAN FUNDS SMALLCAP WORLD FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.24                         $ 1.11                         2,536,935
   2017                                                 0.99                           1.24                           285,308

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R3 CLASS
  BAND 125
   2018                                               $ 2.23                         $ 2.13                         5,462,938
   2017                                                 1.80                           2.23                         7,494,925
   2016                                                 1.68                           1.80                         7,870,938
   2015                                                 1.62                           1.68                         8,695,683
   2014                                                 1.51                           1.62                        12,059,746
   2013                                                 1.15                           1.51                        15,844,563
   2012                                                 0.96                           1.15                        16,133,112
   2011                                                 1.03                           0.96                        20,086,485
   2010                                                 0.93                           1.03                        19,453,538
   2009                                                 0.70                           0.93                        15,600,965

  BAND 100
   2018                                               $ 2.30                         $ 2.20                           703,085
   2017                                                 1.85                           2.30                           856,395
   2016                                                 1.73                           1.85                           932,545
   2015                                                 1.66                           1.73                           969,989
   2014                                                 1.54                           1.66                           862,387
   2013                                                 1.17                           1.54                            92,240
   2012                                                 0.98                           1.17                           102,043
   2011                                                 1.04                           0.98                            98,082
   2010                                                 0.94                           1.04                            86,557
   2009                                                 0.71                           0.91                            95,688

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                               $ 2.44                         $ 2.35                               214
   2017                                                 1.95                           2.44                               214
   2016                                                 1.82                           1.95                               221
   2015                                                 1.74                           1.82                               173
   2014                                                 1.60                           1.74                               120
   2013                                                 1.21                           1.60                                63
   2012                                                 1.01                           1.21                                 -
   2011                                                 1.07                           1.01                                 -
   2010                                                 0.96                           1.07                            72,709

  BAND 0
   2018                                               $ 2.59                         $ 2.51                           436,840
   2017                                                 2.06                           2.59                           406,356
   2016                                                 1.91                           2.06                           651,173
   2015                                                 1.82                           1.91                           736,512
   2014                                                 1.67                           1.82                           767,151
   2013                                                 1.25                           1.67                         1,094,119
   2012                                                 1.04                           1.25                           872,967
   2011                                                 1.10                           1.04                         1,053,971
   2010                                                 0.98                           1.10                         1,259,135
   2009                                                 0.73                           0.98                           855,642

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R4 CLASS
  BAND 125
   2018                                               $ 2.21                         $ 2.12                        12,042,214
   2017                                                 1.77                           2.21                        15,274,303
   2016                                                 1.66                           1.77                        17,563,781
   2015                                                 1.59                           1.66                        18,925,617
   2014                                                 1.48                           1.59                        19,109,846
   2013                                                 1.12                           1.48                        20,772,463
   2012                                                 0.94                           1.12                        21,046,395
   2011                                                 1.00                           0.94                        33,456,196
   2010                                                 0.90                           1.00                        32,126,640
   2009                                                 0.68                           0.90                        27,676,882

  BAND 0
   2018                                               $ 2.54                         $ 2.46                                 -
   2017                                                 2.01                           2.54                                 -
   2016                                                 1.86                           2.01                                 -
   2015                                                 1.76                           1.86                         4,674,744
   2014                                                 1.61                           1.76                         5,015,535
   2013                                                 1.21                           1.61                         5,449,490
   2012                                                 1.00                           1.21                         6,069,619
   2011                                                 1.05                           1.00                         6,365,220
   2010                                                 0.94                           1.05                         7,261,795

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R6 CLASS
  BAND 125
   2018                                               $ 1.23                         $ 1.19                        23,383,033
   2017                                                 0.99                           1.23                        11,242,937

  BAND 75
   2018                                               $ 1.24                         $ 1.20                         1,735,204

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.25                         $ 1.22                         3,587,701

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R3 CLASS
  BAND 125
   2018                                               $ 2.42                         $ 2.31                         2,065,887
   2017                                                 2.04                           2.42                         2,272,503
   2016                                                 1.83                           2.04                         2,150,010
   2015                                                 1.86                           1.83                         2,283,608
   2014                                                 1.70                           1.86                         1,683,579
   2013                                                 1.31                           1.70                         1,319,491
   2012                                                 1.19                           1.31                           819,793
   2011                                                 1.13                           1.19                           270,357
   2010                                                 1.01                           1.13                             9,329

  BAND 0
   2018                                               $ 2.67                         $ 2.59                           473,513
   2017                                                 2.23                           2.67                           256,644
   2016                                                 1.98                           2.23                           265,598
   2015                                                 1.99                           1.98                           268,855
   2014                                                 1.79                           1.99                           242,423
   2013                                                 1.36                           1.79                            69,699
   2012                                                 1.22                           1.36                            53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R4 CLASS
  BAND 125
   2018                                               $ 2.48                         $ 2.37                        11,600,282
   2017                                                 2.09                           2.48                        13,373,211
   2016                                                 1.87                           2.09                        14,858,754
   2015                                                 1.89                           1.87                         8,685,941
   2014                                                 1.73                           1.89                         3,299,660
   2013                                                 1.32                           1.73                         2,622,234
   2012                                                 1.19                           1.32                         1,346,107
   2011                                                 1.13                           1.19                               656
   2010                                                 1.01                           1.13                                59

  BAND 0
   2018                                               $ 2.74                         $ 2.66                         2,051,325
   2017                                                 2.28                           2.74                         2,129,239
   2016                                                 2.01                           2.28                         2,391,129
   2015                                                 2.02                           2.01                            29,774
   2014                                                 1.81                           2.02                               991

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.14                        10,498,658
   2017                                                 1.00                           1.19                         2,720,799

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMG MANAGERS CADENCE MID CAP FUND - INVESTOR CLASS
  BAND 125
   2018                                             $  1.91                       $ 1.69                             181
   2017                                                1.54                         1.91                           2,071
   2016                                                1.45                         1.54                           6,989
   2015                                                1.49                         1.45                           6,554
   2014                                                1.35                         1.49                           8,142
   2013                                                1.05                         1.35                           6,859
   2012                                                0.98                         1.05                           5,248
   2011                                                1.02                         0.98                           6,325
   2010                                                0.82                         1.02                          13,719
   2009                                                0.66                         0.82                           5,828

  BAND 100
   2018                                             $  1.93                       $ 1.71                             367
   2017                                                1.55                         1.93                             342
   2016                                                1.47                         1.55                             913
   2015                                                1.50                         1.47                           4,915
   2014                                                1.36                         1.50                           4,447
   2013                                                1.05                         1.36                           9,510
   2012                                                1.00                         1.05                          36,397
   2011                                                1.03                         1.00                          34,736
   2010                                                0.82                         1.03                          31,742
   2009                                                0.67                         0.82                          28,306

  BAND 0
   2018                                             $  2.03                       $ 1.82                               -
   2017                                                1.62                         2.03                               -
   2016                                                1.51                         1.62                               -
   2015                                                1.53                         1.51                               -
   2014                                                1.37                         1.53                               -
   2013                                                1.05                         1.37                               -
   2012                                                1.05                         1.05                          11,581
   2011                                                1.07                         1.05                           9,321
   2010                                                0.85                         1.07                           6,742
   2009                                                0.68                         0.85                           5,993

AMG MANAGERS CADENCE MID CAP FUND - SERVICE CLASS
  BAND 125
   2018                                             $  1.98                       $ 1.76                           7,226
   2017                                                1.60                         1.98                           5,965
   2016                                                1.51                         1.60                             209

AMG RENAISSANCE LARGE CAP GROWTH FUND - N CLASS
  BAND 125
   2018                                             $  1.08                       $ 0.99                          40,279
   2017                                                1.00 (07/21/17)              1.08                          42,389

  BAND 100
   2018                                             $  1.08                       $ 0.99                           3,218
   2017                                                1.00 (07/21/17)              1.08                           2,639

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

AQR EMERGING MULTI-STYLE FUND - N CLASS
  BAND 125
    2018                                          $  1.07                       $  0.89                             402
    2017                                             0.79                          1.07                           2,193

AQR LARGE CAP MULTI-STYLE FUND - N CLASS
  BAND 125
    2018                                          $  1.23                       $  1.08                          23,263
    2017                                             1.01                          1.23                          80,591
    2016                                             0.96                          1.01                          76,114

ARIEL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
    2018                                          $  2.80                       $  2.38                          46,385
    2017                                             2.47                          2.80                         247,702
    2016                                             2.22                          2.47                         314,915
    2015                                             2.39                          2.22                         721,982
    2014                                             2.24                          2.39                         938,021
    2013                                             1.55                          2.24                         701,891
    2012                                             1.32                          1.55                         415.119
    2011                                             1.44                          1.32                         449,147
    2010                                             1.22                          1.44                         455,729
    2009                                             0.76                          1.22                         449,491

  BAND 0
    2018                                          $  3.40                       $  2.93                               -
    2017                                             2.96                          3.40                               -
    2016                                             2.63                          2.96                               -
    2015                                             2.80                          2.63                         116,636
    2014                                             2.59                          2.80                          89,122
    2013                                             1.77                          2.59                          91,897

ARIEL FUND - INVESTOR CLASS
  BAND 125
    2018                                          $  2.82                       $  2.40                         145,601
    2017                                             2.46                          2.82                          81,535
    2016                                             2.16                          2.46                         361,073
    2015                                             2.28                          2.16                         513,529
    2014                                             2.08                          2.28                         517,051
    2013                                             1.46                          2.08                         496,406
    2012                                             1.22                          1.46                         679,774
    2011                                             1.40                          1.22                         596,422
    2010                                             1.12                          1.40                         620,110
    2009                                             0.70                          1.12                         583,343

ARIEL INTERNATIONAL FUND - INVESTOR CLASS
  BAND 125
    2018                                          $  1.14                       $  1.02                         139,525

AVE MARIA GROWTH FUND NO LOAD
  BAND 125
    2018                                          $  1.43                       $  1.39                          78,789
    2017                                             1.14                          1.43                          26,409
    2016                                             1.03                          1.14                         204,970
    2015                                             1.07                          1.03                         177,733
    2014                                             1.00 (06/26/14)               1.07                         154,425

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AVE MARIA RISING DIVIDEND FUND NO LOAD
  BAND 125
   2018                                              $ 1.25                        $ 1.17                         142,598
   2017                                                1.08                          1.25                         133,749
   2016                                                0.95                          1.08                         403,049
   2015                                                1.02                          0.95                         370,825
   2014                                                1.00 (06/26/14)               1.02                         329,544

AVE MARIA VALUE FUND NO LOAD
  BAND 125
   2018                                              $ 1.08                        $ 0.97                          19,169
   2017                                                0.93                          1.08                           7,689
   2016                                                0.80                          0.93                         216,476
   2015                                                0.99                          0.80                         262,841
   2014                                                1.00 (06/26/14)               0.99                         123,096

AVE MARIA WORLD EQUITY FUND NO LOAD
  BAND 125
   2018                                              $ 1.13                        $ 1.01                          12,600
   2017                                                0.97                          1.13                           5,665
   2016                                                0.90                          0.97                          66,458
   2015                                                0.96                          0.90                          82,801
   2014                                                1.00 (06/26/14)               0.96                          71,978

BLACKROCK ADVISOR SMALL CAP GROWTH EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
   2018                                              $ 2.97                        $ 2.79                          72,228
   2017                                                2.62                          2.97                           8,067
   2016                                                2.34                          2.62                           8,633
   2015                                                2.46                          2.34                          50,272
   2014                                                2.44                          2.46                          58,232
   2013                                                1.70                          2.44                         461,199
   2012                                                1.55                          1.70                         796,062
   2011                                                1.56                          1.55                         746,434
   2010                                                1.29                          1.56                         240,773
   2009                                                1.00 (05/01/09)               1.29                         120,601

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                              $ 1.88                        $ 1.72                         425,103
   2017                                                1.63                          1.88                         578,046
   2016                                                1.42                          1.63                         569,243
   2015                                                1.44                          1.42                         678,493
   2014                                                1.33                          1.44                       5,732,207
   2013                                                1.08                          1.33                       3,328,948
   2012                                                1.00 (05/24/12)               1.08                         117,902

BLACKROCK EQUITY DIVIDEND FUND - K CLASS
  BAND 125
   2018                                              $ 1.10                        $ 1.01                         449,173

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.78                        $ 1.62                         855,124
    2017                                               1.58                          1.78                       1,123,830
    2016                                               1.54                          1.58                       1,910,238
    2015                                               1.57                          1.54                       1,761,910
    2014                                               1.56                          1.57                       1,621,893
    2013                                               1.37                          1.56                         953,938
    2012                                               1.26                          1.37                         664,775
    2011                                               1.32                          1.26                         506,406
    2010                                               1.22                          1.32                         257,662
    2009                                               1.00 (05/01/09)               1.22                           6,944

BLACKROCK GLOBAL ALLOCATION FUND - K CLASS
  BAND 125
    2018                                             $ 1.05                        $ 0.96                       1,384,220
    2017                                               1.00 (06/22/17)               1.05                       1,151,758

BLACKROCK GLOBAL ALLOCATION FUND - R CLASS
  BAND 125
    2018                                             $ 1.68                        $ 1.53                       1,364,251
    2017                                               1.51                          1.68                       1,299,824
    2016                                               1.48                          1.51                       1,856,892
    2015                                               1.52                          1.48                       2,255,417
    2014                                               1.51                          1.52                       2,655,626
    2013                                               1.34                          1.51                       2,500,872
    2012                                               1.24                          1.34                       2,098,214
    2011                                               1.31                          1.24                       1,461,933
    2010                                               1.21                          1.31                         593,215
    2009                                               1.00 (05/01/09)               1.21                         243,203

  BAND 100
    2018                                             $ 1.72                        $ 1.57                          90,241
    2017                                               1.54                          1.72                         111,417
    2016                                               1.50                          1.54                         189,248
    2015                                               1.54                          1.50                         148,480
    2014                                               1.53                          1.54                         148,189

  BAND 0
    2018                                             $ 1.88                        $ 1.73                               -
    2017                                               1.66                          1.88                               -
    2016                                               1.61                          1.66                               -
    2015                                               1.63                          1.61                         295,936
    2014                                               1.60                          1.63                         277,118
    2013                                               1.41                          1.60                         269,595
    2012                                               1.28                          1.41                         251,336
    2011                                               1.34                          1.28                         232,977
    2010                                               1.22                          1.34                         227,684

BLACKROCK GLOBAL DIVIDEND PORTFOLIO - K CLASS
  BAND 125
    2018                                             $ 1.20                        $ 1.06                           5,670

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GNMA PORTFOLIO - SERVICE CLASS
  BAND 125
    2018                                          $  1.01                       $ 0.99                        707,405
    2017                                             1.01                         1.01                      1,230,763
    2016                                             1.01                         1.01                      1,081,592
    2015                                             1.01                         1.01                        917,632
    2014                                             0.97                         1.01                        985,329
    2013                                             1.01                         0.97                        163,914

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $  1.18                       $ 1.27                        389,046
    2017                                             0.96                         1.18                        203,875
    2016                                             1.03                         0.96                         70,549

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - K CLASS
  BAND 125
    2018                                          $  1.25                       $ 1.34                        102,207
    2017                                             1.01                         1.25                         14,152

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - R CLASS
  BAND 125
    2018                                          $  1.17                       $ 1.24                         14,958
    2017                                             0.95                         1.17                         11,736

  BAND 100
    2018                                          $  1.18                       $ 1.25                          8,789
    2017                                             0.95                         1.18                          9,252
    2016                                             1.03                         0.95                          9,628

BLACKROCK HIGH YIELD BOND PORTFOLIO - K CLASS
  BAND 125
    2018                                          $  1.00 (02/22/18)            $ 0.97                        218,121

BLACKROCK HIGH YIELD BOND PORTFOLIO - R CLASS
  BAND 125
    2018                                          $  1.16                       $ 1.10                         14,718
    2017                                             1.09                         1.16                            756

BLACKROCK HIGH YIELD BOND PORTFOLIO - SERVICE CLASS
  BAND 125
    2018                                          $  1.16                       $ 1.11                          7,158
    2017                                             1.09                         1.16                            463
    2016                                             0.97                         1.09                            333

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $  1.00                       $ 1.01                        246,954

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO FUND - K CLASS
  BAND 125
    2018                                          $  1.00                       $ 1.01                        479,284

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO FUND - R CLASS
  BAND 125
    2018                                          $  1.00                       $ 1.01                          5,774

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK MULTI-ASSET INCOME FUND - A CLASS
  BAND 125
   2018                                             $  1.03                       $ 0.98                      10,531,632

BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORTFOLIO - A CLASS
  BAND 125
   2018                                             $  1.02                       $ 0.99                      10,985,390

BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORTFOLIO - K CLASS
  BAND 125
   2018                                             $  1.02                       $ 1.00                          81,572

BLACKROCK TOTAL RETURN FUND - A CLASS
  BAND 125
   2018                                             $  1.02                       $ 0.99                       1,139,251
   2017                                                0.99                         1.02                       1,300,270
   2016                                                0.97                         0.99                       1,243,760
   2015                                                1.00 (01/15/15)              0.97                         865,032

BLACKROCK TOTAL RETURN FUND - K CLASS
  BAND 125
   2018                                             $  1.03                       $ 1.01                       1,680,241
   2017                                                1.00                         1.03                         591,820

BLACKROCK TOTAL RETURN FUND - R CLASS
  BAND 125
   2018                                             $  1.01                       $ 0.98                         192,995
   2017                                                0.99                         1.01                         177,150
   2016                                                0.97                         0.99                         116,944

BMO AGGRESSIVE ALLOCATION FUND - R6 CLASS
  BAND 125
   2018                                             $  1.20                       $ 1.09                       1,212,767
   2017                                                0.99                         1.20                       1,167,245

BMO BALANCED ALLOCATION FUND - R6 CLASS
  BAND 125
   2018                                             $  1.13                       $ 1.05                       2,967,288
   2017                                                1.00                         1.13                         198,938

BMO CONSERVATIVE ALLOCATION FUND - R6 CLASS
  BAND 125
   2018                                             $  1.06                       $ 1.01                          85,859
   2017                                                1.00                         1.06                          55,286

BMO GROWTH ALLOCATION FUND - R6 CLASS
  BAND 125
   2018                                             $  1.17                       $ 1.07                         192,116

BMO MID-CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  1.14                       $ 1.08                         233,128
   2017                                                1.00 (05/16/17)              1.14                         250,470

  BAND 100
   2018                                             $  1.14                       $ 1.08                          21,677
   2017                                                1.00 (05/16/17)              1.14                          21,714

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BMO MID-CAP VALUE FUND - A CLASS
  BAND 125
    2018                                              $ 1.12                       $  0.93                        448,125
    2017                                                1.00 (05/16/17)               1.12                        434,468

  BAND 100
    2018                                              $ 1.12                       $  0.94                        148,948
    2017                                                1.00 (05/16/17)               1.12                        158,296

BMO MODERATE ALLOCATION FUND - R6 CLASS
  BAND 125
    2018                                              $ 1.10                       $  1.03                        961,515
    2017                                                1.00                          1.10                        724,724

BMO SMALL-CAP GROWTH FUND - A CLASS
  BAND 125
    2018                                              $ 1.11                       $  1.00                        791,470
    2017                                                1.00 (05/26/17)               1.11                        978,692

  BAND 100
    2018                                              $ 1.12                       $  1.01                        312,541
    2017                                                1.00 (05/26/17)               1.12                        352,352

  BAND 50
    2018                                              $ 1.12                       $  1.02                        212,956
    2017                                                1.00 (05/26/17)               1.12                        224,026

CALVERT EQUITY PORTFOLIO - A CLASS
  BAND 125
    2018                                              $ 2.59                       $  2.68                        656,805
    2017                                                2.08                          2.59                        808,354
    2016                                                2.06                          2.08                        918,300
    2015                                                2.01                          2.06                      1,069,458
    2014                                                1.84                          2.01                      1,575,819
    2013                                                1.43                          1.84                      1,694,947
    2012                                                1.25                          1.43                      1,664,504
    2011                                                1.29                          1.25                      1,159,596
    2010                                                1.12                          1.29                        567,229
    2009                                                0.85                          1.12                        504,212

  BAND 100
    2018                                              $ 2.68                       $  2.79                         21,044
    2017                                                2.15                          2.68                         21,193
    2016                                                2.13                          2.15                         28,388
    2015                                                2.07                          2.13                         31,165
    2014                                                1.88                          2.07                         30,242
    2013                                                1.46                          1.88                            261

  BAND 50
    2018                                              $ 2.88                       $  3.01                              -
    2017                                                2.30                          2.88                         31,764
    2016                                                2.26                          2.30                         33,251
    2015                                                2.19                          2.26                         35,638
    2014                                                1.98                          2.19                         37,779
    2013                                                1.53                          1.98                          2,734
    2012                                                1.33                          1.53                          2,307
    2011                                                1.37                          1.33                          2,189

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $ 3.14                        $ 3.30                               -
   2017                                               2.50                          3.14                               -
   2016                                               2.44                          2.50                               -
   2015                                               2.36                          2.44                          92,101
   2014                                               2.12                          2.36                         136,469
   2013                                               1.63                          2.12                         137,397
   2012                                               1.41                          1.63                         227,016

CALVERT INCOME FUND - A CLASS
  BAND 125
   2018                                             $ 1.62                        $ 1.55                         280,499
   2017                                               1.54                          1.62                         294,678
   2016                                               1.48                          1.54                         424,522
   2015                                               1.52                          1.48                         482,272
   2014                                               1.46                          1.52                         570,198
   2013                                               1.49                          1.46                         687,500
   2012                                               1.38                          1.49                         772,035
   2011                                               1.36                          1.38                       7,341,185
   2010                                               1.30                          1.36                       6,852,140
   2009                                               1.13                          1.30                       8,111,187

CALVERT SMALL CAP FUND - A CLASS
  BAND 125
   2018                                             $ 2.22                        $ 2.05                          75,400
   2017                                               1.99                          2.22                          68,959
   2016                                               1.68                          1.99                         100,565
   2015                                               1.72                          1.68                         114,292
   2014                                               1.63                          1.72                         208,315
   2013                                               1.17                          1.63                         158,931
   2012                                               1.03                          1.17                         161,347
   2011                                               1.09                          1.03                         162,228
   2010                                               0.72                          1.09                         176,375
   2009                                               0.62                          0.72                         213,747

CALVERT VP SRI MID CAP GROWTH PORTFOLIO NO LOAD
  BAND 125
   2018                                             $ 4.49                        $ 4.24                       1,345,014
   2017                                               4.07                          4.49                       1,669,946
   2016                                               3.85                          4.07                       2,010,639
   2015                                               4.03                          3.85                       2,432,245
   2014                                               3.77                          4.03                       2,160,445
   2013                                               2.94                          3.77                       2,665,181
   2012                                               2.55                          2.94                       2,170,571
   2011                                               2.52                          2.55                       2,493,785
   2010                                               1.94                          2.52                       2,427,176
   2009                                               1.49                          1.94                       2,423,476

  BAND 100
   2018                                             $ 4.65                        $ 4.40                          26,886
   2017                                               4.21                          4.65                          42,532
   2016                                               3.97                          4.21                          40,095
   2015                                               4.14                          3.97                          78,341
   2014                                               3.87                          4.14                          50,723

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                            $ 5.97                          $ 5.70                             3,392
    2017                                              5.35                            5.97                             2,079
    2016                                              4.98                            5.35                             3,038

CLEARBRIDGE AGGRESSIVE GROWTH FUND - FI CLASS
  BAND 125
    2018                                            $ 1.93                          $ 1.75                            33,310
    2017                                              1.71                            1.93                           171,382
    2016                                              1.64                            1.71                         1,203,797
    2015                                              1.73                            1.64                         4,455,089
    2014                                              1.53                            1.73                         4,014,024
    2013                                              1.07                            1.53                         2,288,855

CLEARBRIDGE AGGRESSIVE GROWTH FUND - R CLASS
  BAND 125
    2018                                            $ 1.90                          $ 1.72                             7,481
    2017                                              1.69                            1.90                            29,065
    2016                                              1.63                            1.69                           377,808
    2015                                              1.73                            1.63                           551,378
    2014                                              1.53                            1.73                            20,749

  BAND 0
    2018                                            $ 2.03                          $ 1.86                                 -
    2017                                              1.78                            2.03                                 -
    2016                                              1.69                            1.78                                 -
    2015                                              1.77                            1.69                           154,610
    2014                                              1.55                            1.77                           144,902
    2013                                              1.08                            1.55                           112,875

CLEARBRIDGE APPRECIATION FUND - FI CLASS
  BAND 125
    2018                                            $ 1.86                          $ 1.80                           408,797
    2017                                              1.58                            1.86                           417,784
    2016                                              1.46                            1.58                           714,483
    2015                                              1.46                            1.46                           343,412
    2014                                              1.34                            1.46                           107,991
    2013                                              1.05                            1.34                           105,737

CLEARBRIDGE APPRECIATION FUND - R CLASS
  BAND 125
    2018                                            $ 1.83                          $ 1.76                                 -
    2017                                              1.56                            1.83                            36,718
    2016                                              1.45                            1.56                            29,956
    2015                                              1.45                            1.45                            27,363
    2014                                              1.33                            1.45                             4,524
    2013                                              1.05                            1.33                           208,277

CLEARBRIDGE INTERNATIONAL VALUE FUND - IS CLASS
  BAND 125
    2018                                            $ 1.03                          $ 0.79                           350,983

CLEARBRIDGE LARGE CAP GROWTH FUND - A CLASS
  BAND 125
    2018                                            $ 1.03                          $ 1.02                             8,363

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA ACORN INTERNATIONAL FUND - A CLASS
  BAND 125
   2018                                             $  1.59                       $ 1.32                          13,735
   2017                                                1.22                         1.59                          11,235
   2016                                                1.27                         1.22                          10,646
   2015                                                1.31                         1.27                          27,208
   2014                                                1.39                         1.31                          36,407
   2013                                                1.15                         1.39                          11,386
   2012                                                1.00 (05/24/12)              1.15                             563

COLUMBIA ACORN INTERNATIONAL FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  1.32                       $ 1.10                           2,998
   2017                                                1.01                         1.32                           2,759
   2016                                                1.05                         1.01                             981
   2015                                                1.08                         1.05                             536
   2014                                                1.14                         1.08                              71
   2013                                                1.00 (03/14/13)              1.14                             247

COLUMBIA ACORN INTERNATIONAL FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $  1.62                       $ 1.34                           2,645
   2017                                                1.24                         1.62                          25,434
   2016                                                1.28                         1.24                          34,931
   2015                                                1.32                         1.28                          33,953
   2014                                                1.39                         1.32                          34,415
   2013                                                1.15                         1.39                          31,946
   2012                                                1.00 (05/24/12)              1.15                          10,679

COLUMBIA CONTRARIAN CORE FUND - A CLASS
  BAND 125
   2018                                             $  1.36                       $ 1.22                         200,453
   2017                                                1.13                         1.36                         308,395
   2016                                                1.06                         1.13                         217,808
   2015                                                1.00 (01/15/15)              1.06                         155,096

  BAND 0
   2018                                             $  1.41                       $ 1.28                         166,657
   2017                                                1.16                         1.41                         161,173
   2016                                                1.07                         1.16                         168,206

COLUMBIA CONTRARIAN CORE FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  1.37                       $ 1.23                         236,597
   2017                                                1.14                         1.37                         358,092
   2016                                                1.06                         1.14                         216,169

COLUMBIA DIVIDEND INCOME FUND - A CLASS
  BAND 125
   2018                                             $  1.33                       $ 1.25                         135,104
   2017                                                1.12                         1.33                         154,166
   2016                                                1.00                         1.12                         153,269

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA DIVIDEND INCOME FUND - ADVISOR CLASS
  BAND 125
   2018                                               $ 1.34                         $ 1.27                           724,671
   2017                                                 1.12                           1.34                           602,442
   2016                                                 1.00                           1.12                         5,861,699
   2015                                                 1.01                           1.00                         4,949,853

COLUMBIA EMERGING MARKETS BOND FUND - A CLASS
  BAND 125
   2018                                               $ 1.32                         $ 1.20                            61,388
   2017                                                 1.19                           1.32                            65,082
   2016                                                 1.08                           1.19                            61,121
   2015                                                 1.11                           1.08                            31,428
   2014                                                 1.11                           1.11                            13,146
   2013                                                 1.21                           1.11                            48,556
   2012                                                 1.01                           1.21                             1,398

  BAND 100
   2018                                               $ 1.34                         $ 1.22                            16,196
   2017                                                 1.21                           1.34                            21,202
   2016                                                 1.09                           1.21                            89,941
   2015                                                 1.11                           1.09                            34,963
   2014                                                 1.11                           1.11                            48,148
   2013                                                 1.21                           1.11                                85

COLUMBIA EMERGING MARKETS BOND FUND - INSTITUTIONAL 3 CLASS
  BAND 125
   2018                                               $ 1.12                         $ 1.02                           161,570
   2017                                                 1.01                           1.12                           155,003

COLUMBIA MID CAP INDEX FUND - A CLASS
  BAND 125
   2018                                               $ 2.17                         $ 1.89                        14,675,150
   2017                                                 1.90                           2.17                        17,844,196
   2016                                                 1.60                           1.90                        15,537,033
   2015                                                 1.66                           1.60                        12,710,201
   2014                                                 1.54                           1.66                        11,442,699
   2013                                                 1.17                           1.54                         9,286,812
   2012                                                 1.01                           1.17                         6,729,162
   2011                                                 1.05                           1.01                         4,820,497
   2010                                                 0.84                           1.05                         3,023,079
   2009                                                 0.62                           0.84                           121,423

  BAND 0
   2018                                               $ 2.46                         $ 2.17                           583,640
   2017                                                 2.13                           2.46                           569,554
   2016                                                 1.77                           2.13                           828,081
   2015                                                 1.82                           1.77                           709,559
   2014                                                 1.66                           1.82                           617,446
   2013                                                 1.25                           1.66                           546,735
   2012                                                 1.07                           1.25                           424,448
   2011                                                 1.09                           1.07                           324,618
   2010                                                 0.86                           1.09                           389,883

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELECT MID CAP VALUE FUND (FORMERLY COLUMBIA MID CAP VALUE FUND) - ADVISOR CLASS
  BAND 125
   2018                                             $  1.24                       $ 1.06                         308,648
   2017                                                1.10                         1.24                         264,383
   2016                                                0.98                         1.10                         106,508
   2015                                                1.00 (01/15/15)              0.98                          93,905

COLUMBIA OVERSEAS VALUE FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  1.13                       $ 0.93                         963,515

COLUMBIA OVERSEAS VALUE FUND - INSTITUTIONAL 3 CLASS
  BAND 125
   2018                                             $  1.13                       $ 0.94                          29,600

COLUMBIA QUALITY INCOME FUND - INSTITUTIONAL 3 CLASS
  BAND 125
   2018                                             $  1.00                       $ 1.01                              58

COLUMBIA QUALITY INCOME FUND - A CLASS
  BAND 125
   2018                                             $  1.02                       $ 1.02                         286,795
   2017                                                1.00                         1.02                         246,155
   2016                                                0.99                         1.00                         325,530

COLUMBIA QUALITY INCOME FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  1.03                       $ 1.03                         257,012
   2017                                                1.01                         1.03                         203,302
   2016                                                1.00                         1.01                          63,141

COLUMBIA SELECT GLOBAL GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  1.24                       $ 1.05                               -
   2017                                                0.94                         1.24                          13,799
   2016                                                1.02                         0.94                          45,706
   2015                                                1.00 (01/15/15)              1.02                          36,943

COLUMBIA SELECT GLOBAL GROWTH FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  1.25                       $ 1.06                           5,540
   2017                                                0.95                         1.25                           2,437

COLUMBIA SELECT LARGE CAP VALUE FUND ADVISOR (FORMERLY COLUMBIA SELECT LARGE-CAP VALUE FUND) - A CLASS
  BAND 125
   2018                                             $  1.39                       $ 1.20                          56,365
   2017                                                1.17                         1.39                               -
   2016                                                0.98                         1.17                           1,776
   2015                                                1.00 (01/15/15)              0.98                             220

COLUMBIA SELECT LARGE CAP VALUE FUND ADVISOR (FORMERLY COLUMBIA SELECT LARGE-CAP VALUE FUND) - ADVISOR CLASS
  BAND 125
   2018                                             $  1.40                       $ 1.21                       3,828,188
   2017                                                1.17                         1.40                      12,436,691

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELECT SMALL CAP VALUE FUND (FORMERLY COLUMBIA SELECT SMALLER-CAP VALUE FUND) - A CLASS
  BAND 125
   2018                                               $ 1.23                         $  1.05                          257,884
   2017                                                 1.11                            1.23                          268,677
   2016                                                 1.00                            1.11                          466,272
   2015                                                 1.00 (01/15/15)                 1.00                          185,764

  BAND 100
   2018                                               $ 1.24                         $  1.06                          137,858
   2017                                                 1.11                            1.24                          158,022
   2016                                                 1.00                            1.11                          137,532

  BAND 0
   2018                                               $ 1.28                         $  1.11                           61,826
   2017                                                 1.14                            1.28                           83,659
   2016                                                 1.01                            1.14                          117,286

COLUMBIA SELECT SMALL CAP VALUE FUND (FORMERLY COLUMBIA SELECT SMALLER-CAP VALUE FUND) - ADVISOR CLASS
  BAND 125
   2018                                               $ 1.24                         $  1.06                                -
   2017                                                 1.11                            1.24                          100,915

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - A CLASS
  BAND 125
   2018                                               $ 2.62                         $  2.39                          174,428
   2017                                                 1.98                            2.62                          281,943
   2016                                                 1.74                            1.98                          111,840
   2015                                                 1.61                            1.74                          136,268
   2014                                                 1.29                            1.61                          126,872
   2013                                                 1.06                            1.29                          112,419
   2012                                                 1.00                            1.06                          421,763

  BAND 100
   2018                                               $ 2.66                         $  2.43                          104,041
   2017                                                 2.00                            2.66                          122,238
   2016                                                 1.76                            2.00                           97,249
   2015                                                 1.62                            1.76                          158,170
   2014                                                 1.30                            1.62                           48,717

  BAND 0
   2018                                               $ 2.83                         $  2.61                           14,647
   2017                                                 2.11                            2.83                           14,758
   2016                                                 1.83                            2.11                            5,629
   2015                                                 1.68                            1.83                            4,451
   2014                                                 1.33                            1.68                            3,205
   2013                                                 1.08                            1.33                            8,311
   2012                                                 1.00                            1.08                          212,553

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - ADVISOR CLASS
  BAND 125
   2018                                               $ 2.33                         $  2.12                          582,001
   2017                                                 1.75                            2.33                          517,150
   2016                                                 1.53                            1.75                          184,479
   2015                                                 1.42                            1.53                          186,160
   2014                                                 1.14                            1.42                          144,234
   2013                                                 1.00 (03/14/13)                 1.14                              131

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                               $ 2.66                         $  2.43                          300,153
   2017                                                 2.01                            2.66                          244,305
   2016                                                 1.76                            2.01                          226,558
   2015                                                 1.62                            1.76                          904,884
   2014                                                 1.30                            1.62                          215,433
   2013                                                 1.07                            1.30                          114,196
   2012                                                 1.00                            1.07                        1,884,640

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - INSTITUTIONAL 3 CLASS
  BAND 125
   2018                                               $ 1.08                         $  0.99                          502,524
   2017                                                 1.00 (06/22/17)                 1.08                          318,058

COLUMBIA SMALL CAP INDEX FUND - A CLASS
  BAND 125
   2018                                               $ 2.22                         $  1.99                       10,756,119
   2017                                                 1.99                            2.22                       11,727,681
   2016                                                 1.60                            1.99                       10,870,732
   2015                                                 1.66                            1.60                        8,141,867
   2014                                                 1.60                            1.66                        7,738,710
   2013                                                 1.15                            1.60                        8,074,633
   2012                                                 1.01                            1.15                        5,969,507
   2011                                                 1.01                            1.01                        4,340,079
   2010                                                 0.82                            1.01                        1,875,633
   2009                                                 0.66                            0.82                           63,922

  BAND 0
   2018                                               $ 2.52                         $  2.29                          575,418
   2017                                                 2.23                            2.52                          684,304
   2016                                                 1.77                            2.23                        1,325,286
   2015                                                 1.82                            1.77                        1,074,575
   2014                                                 1.73                            1.82                        1,021,320
   2013                                                 1.23                            1.73                          768,286
   2012                                                 1.06                            1.23                          681,804
   2011                                                 1.05                            1.06                          347,893
   2010                                                 0.84                            1.05                          421,324

CRM MID CAP VALUE - INVESTOR CLASS
  BAND 125
   2018                                               $ 2.75                         $  2.52                               79
   2017                                                 2.33                            2.75                               78
   2016                                                 2.04                            2.33                               78
   2015                                                 2.12                            2.04                               77
   2014                                                 2.03                            2.12                          376,761
   2013                                                 1.54                            2.03                          379,868
   2012                                                 1.33                            1.54                          338,851
   2011                                                 1.45                            1.33                          316,585
   2010                                                 1.24                            1.45                          257,232
   2009                                                 1.00 (05/01/09)                 1.24                          230,195

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

CROSSMARK STEWARD LARGE CAP ENHANCED INDEX FUND - A CLASS
  BAND 125
   2018                                             $  1.45                       $ 1.33                               9
   2017                                                1.21                         1.45                             417
   2016                                                1.11                         1.21                          25,262
   2015                                                1.15                         1.11                          20,520

CROSSMARK STEWARD SMALL-MID CAP ENHANCED INDEX FUND - A CLASS
  BAND 125
   2018                                             $  1.39                       $ 1.20                          15,346
   2017                                                1.24                         1.39                          47,038
   2016                                                1.02                         1.24                          26,411
   2015                                                1.07                         1.02                          17,892
   2014                                                1.03                         1.07                              86

CROSSMARK STEWARD GLOBAL EQUITY INCOME FUND - A CLASS
  BAND 125
   2018                                             $  1.43                       $ 1.30                              14

DWS CROCI U.S. FUND (FORMERLY DEUTSCHE CROCI U.S. FUND) - A CLASS
  BAND 125
   2018                                             $  1.22                       $ 1.07                          14,518
   2017                                                1.01                         1.22                          16,998
   2016                                                1.00 (11/17/16)              1.01                          62,819

  BAND 100
   2018                                             $  1.22                       $ 1.07                           5,344
   2017                                                1.01                         1.22                           8,135
   2016                                                1.00 (11/17/16)              1.01                           8,148

DWS ENHANCED COMMODITY STRATEGY FUND (FORMERLY DEUTSCHE ENHANCED COMMODITY STRATEGY FUND) - A CLASS
  BAND 125
   2018                                             $  0.90                       $ 0.79                              53
   2017                                                0.90                         0.90                              52
   2016                                                0.83                         0.90                              52
   2015                                                1.00 (01/15/15)              0.83                           3,957

DWS ENHANCED COMMODITY STRATEGY FUND (FORMERLY DEUTSCHE ENHANCED COMMODITY STRATEGY FUND) - S CLASS
  BAND 125
   2018                                             $  0.91                       $ 0.79                         156,830
   2017                                                0.91                         0.91                         189,558
   2016                                                0.83                         0.91                          37,472

DWS GNMA FUND (FORMERLY DEUTSCHE GNMA FUND) - A CLASS
  BAND 125
   2018                                             $  1.00                       $ 0.99                           6,815
   2017                                                1.00 (03/23/17)              1.00                           8,216

DWS GNMA FUND (FORMERLY DEUTSCHE GNMA FUND) - S CLASS
  BAND 125
   2018                                             $  1.00                       $ 1.00                          80,995
   2017                                                1.00 (03/23/17)              1.00                         407,071

  BAND 0
   2018                                             $  1.01                       $ 1.02                         472,466
   2017                                                1.00 (03/23/17)              1.01                         435,376

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

DWS MID CAP VALUE FUND (FORMERLY DEUTSCHE MID CAP VALUE FUND) - A CLASS
  BAND 125
   2018                                               $ 2.97                         $ 2.43                            37,298
   2017                                                 2.67                           2.97                            22,978
   2016                                                 2.43                           2.67                            23,736
   2015                                                 2.41                           2.43                            15,248
   2014                                                 2.24                           2.41                            39,685
   2013                                                 1.64                           2.24                            23,354
   2012                                                 1.42                           1.64                            22,226
   2011                                                 1.53                           1.42                             2,715
   2010                                                 1.30                           1.53                             2,598

  BAND 100
   2018                                               $ 3.04                         $ 2.49                            31,032
   2017                                                 2.72                           3.04                            28,060
   2016                                                 2.47                           2.72                            35,048
   2015                                                 2.45                           2.47                            42,331
   2014                                                 2.27                           2.45                            35,935
   2013                                                 1.66                           2.27                             1,946

DWS MID CAP VALUE FUND (FORMERLY DEUTSCHE MID CAP VALUE FUND) - S CLASS
  BAND 125
   2018                                               $ 3.04                         $ 2.49                            84,761
   2017                                                 2.72                           3.04                            71,288
   2016                                                 2.47                           2.72                            20,477
   2015                                                 2.45                           2.47                            14,134
   2014                                                 2.27                           2.45                            11,670
   2013                                                 1.66                           2.27                             1,594
   2012                                                 1.43                           1.66                                89
   2011                                                 1.54                           1.43                                45

DWS RREEF REAL ASSETS FUND (FORMERLY DEUTSCHE REAL ASSETS FUND) - A CLASS
  BAND 125
   2018                                               $ 1.47                         $ 1.37                            23,953
   2017                                                 1.30                           1.47                             3,484
   2016                                                 1.26                           1.30                           135,784
   2015                                                 1.41                           1.26                           114,255
   2014                                                 1.39                           1.41                           136,931
   2013                                                 1.40                           1.39                            92,885
   2012                                                 1.29                           1.40                            44,806
   2011                                                 1.36                           1.29                             4,594
   2010                                                 1.22                           1.36                             1,856

  BAND 0
   2018                                               $ 1.64                         $ 1.55                            51,862
   2017                                                 1.43                           1.64                            50,328
   2016                                                 1.37                           1.43                            47,942
   2015                                                 1.52                           1.37                            45,471
   2014                                                 1.47                           1.52                            49,299
   2013                                                 1.46                           1.47                            45,808
   2012                                                 1.34                           1.46                            41,254
   2011                                                 1.39                           1.34                            11,080
   2010                                                 1.23                           1.39                            20,809
   2009                                                 1.00 (05/01/09)                1.23                                96

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DWS RREEF REAL ASSETS FUND (FORMERLY DEUTSCHE REAL ASSETS FUND) - S CLASS
  BAND 125
   2018                                              $ 1.49                        $ 1.40                          13,492
   2017                                                1.31                          1.49                          41,726
   2016                                                1.28                          1.31                          44,421
   2015                                                1.43                          1.28                          46,263
   2014                                                1.40                          1.43                          16,116

DWS REAL ESTATE SECURITIES FUND (FORMERLY DEUTSCHE REAL ESTATE SECURITIES FUND) - A CLASS
  BAND 125
   2018                                              $ 1.64                        $ 1.57                         337,425
   2017                                                1.57                          1.64                         426,983
   2016                                                1.49                          1.57                         356,220
   2015                                                1.47                          1.49                         709,360
   2014                                                1.13                          1.47                         735,250
   2013                                                1.15                          1.13                         547,199
   2012                                                1.00                          1.15                         457,543
   2011                                                1.00 (06/23/11)               1.00                           9,538

  BAND 0
   2018                                              $ 1.78                        $ 1.72                          52,644
   2017                                                1.68                          1.78                          62,910
   2016                                                1.57                          1.68                          86,268
   2015                                                1.54                          1.57                          75,031
   2014                                                1.17                          1.54                         110,709
   2013                                                1.17                          1.17                          96,180
   2012                                                1.00                          1.17                         238,363
   2011                                                1.00 (06/23/11)               1.00                         200,962

DWS RREEF REAL ESTATE SECURITIES FUND (FORMERLY DEUTSCHE REAL ESTATE SECURITIES FUND) - R6 CLASS
  BAND 125
   2018                                              $ 1.06                        $ 1.02                       1,960,494
   2017                                                1.01                          1.06                         339,595

DWS RREEF REAL ESTATE SECURITIES FUND (FORMERLY DEUTSCHE REAL ESTATE SECURITIES FUND) - S CLASS
  BAND 125
   2018                                              $ 1.67                        $ 1.60                       2,391,346
   2017                                                1.59                          1.67                       3,054,294
   2016                                                1.50                          1.59                       2,966,522
   2015                                                1.48                          1.50                       2,846,030
   2014                                                1.14                          1.48                       3,054,657
   2013                                                1.16                          1.14                       1,535,405
   2012                                                1.00                          1.16                         595,390
   2011                                                1.00 (06/23/11)               1.00                         309,548

DWS SMALL CAP CORE FUND (FORMERLY DEUTSCHE SMALL CAP CORE FUND) - A CLASS
  BAND 125
   2018                                              $ 1.04                        $ 0.88                          94,060
   2017                                                1.00 (10/30/17)               1.04                          79,737

DWS SMALL CAP CORE FUND (FORMERLY DEUTSCHE SMALL CAP CORE FUND) - S CLASS
  BAND 125
   2018                                              $ 1.04                        $ 0.88                          86,453
   2017                                                1.00 (10/30/17)               1.04                          43,522

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA COMMODITY STRATEGY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.05                      $  0.92                        325,796

DFA EMERGING MARKETS CORE EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (06/21/18)           $  0.91                        344,282

DFA EMERGING MARKETS PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.31                      $  1.12                        984,497
    2017                                               0.97                         1.31                         84,541

DFA EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (06/21/18)           $  0.91                            353

DFA EMERGING MARKETS VALUE - R2 CLASS
  BAND 125
    2018                                             $ 1.02                      $  0.89                         77,522
    2017                                               0.77                         1.02                         96,452
    2016                                               0.66                         0.77                         48,324
    2015                                               0.82                         0.66                         46,614
    2014                                               0.87                         0.82                         68,093
    2013                                               0.92                         0.87                      5,426,348
    2012                                               0.78                         0.92                        576,446
    2011                                               1.00 (06/23/11)              0.78                        283,839

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (05/17/18)           $  1.02                          2,943

DFA GLOBAL ALLOCATION 25/75 PORTFOLIO - R2 CLASS
  BAND 125
    2018                                             $ 1.16                      $  1.12                              -
    2017                                               1.10                         1.16                              -
    2016                                               1.07                         1.10                              -
    2015                                               1.09                         1.07                              -
    2014                                               1.08                         1.09                              -
    2013                                               1.04                         1.08                      1,831,664
    2012                                               0.98                         1.04                      1,858,825

DFA GLOBAL ALLOCATION 60/40 PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.12                      $  1.03                            324
    2017                                               0.99                         1.12                             22

DFA GLOBAL ALLOCATION 60/40 PORTFOLIO - R2 CLASS
  BAND 125
    2018                                             $ 1.44                      $  1.33                         47,429
    2017                                               1.28                         1.44                         34,761
    2016                                               1.19                         1.28                         83,626
    2015                                               1.23                         1.19                         98,500
    2014                                               1.20                         1.23                         58,313
    2013                                               1.05                         1.20                     10,142,362
    2012                                               0.95                         1.05                      9,642,950

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA GLOBAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.19                       $ 1.04                       3,750,163
    2017                                               0.99                         1.19                       1,862,945

DFA GLOBAL EQUITY PORTFOLIO - R2 CLASS
  BAND 125
    2018                                             $ 1.77                       $ 1.54                       2,327,497
    2017                                               1.47                         1.77                       3,615,403
    2016                                               1.32                         1.47                       4,170,697
    2015                                               1.38                         1.32                       3,922,842
    2014                                               1.34                         1.38                         985,900
    2013                                               1.05                         1.34                       1,693,548
    2012                                               0.90                         1.05                       1,561,258
    2011                                               1.00 (06/23/11)              0.90                           2,742

  BAND 0
    2018                                             $ 1.92                       $ 1.69                         627,766
    2017                                               1.57                         1.92                         548,750
    2016                                               1.40                         1.57                         503,319

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
  BAND 125
    2018                                             $ 1.00 (06/21/18)            $ 0.96                         364,189

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00                       $ 0.98                         129,772

DFA INTERNATIONAL CORE EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.26                       $ 1.03                       1,114,125
    2017                                               0.99                         1.26                         353,703

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.29                       $ 1.02                          10,602

DFA INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
  BAND 125
    2018                                             $ 1.00 (05/17/18)            $ 0.83                          37,026

DFA INTERNATIONAL VALUE - R2 CLASS
  BAND 125
    2018                                             $ 1.28                       $ 1.04                          91,601
    2017                                               1.03                         1.28                             254
    2016                                               0.97                         1.03                               -
    2015                                               1.05                         0.97                               -
    2014                                               1.14                         1.05                               -
    2013                                               0.94                         1.14                         579,713
    2012                                               0.82                         0.94                         504,704
    2011                                               1.00 (06/23/11)              0.82                           2,156

DFA INVESTMENT GRADE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.02                       $ 1.00                       1,100,228
    2017                                               1.00                         1.02                         479,872

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA REAL ESTATE SECURITIES PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.05                      $  1.01                      1,175,074
    2017                                               1.01                         1.05                        109,407

  BAND 75
    2018                                             $ 1.06                      $  1.02                         45,650

DFA U.S. LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.23                      $  1.19                      1,364,004
    2017                                               0.99                         1.23                      1,452,974

DFA U.S. LARGE CAP VALUE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (05/17/18)           $  0.87                            217

DFA U.S. LARGE COMPANY PORTFOLIO
  BAND 125
    2018                                             $ 1.20                      $  1.13                      1,452,580
    2017                                               1.00                         1.20                        546,244

DFA U.S. SMALL CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.12                      $  0.97                         23,247
    2017                                               0.98                         1.12                          8,696

  BAND 75
    2018                                             $ 1.13                      $  0.98                        275,969

DFA U.S. SMALL CAP PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.07                      $  0.92                        438,834
    2017                                               1.00 (07/21/17)              1.07                        404,997

DFA U.S. SUSTAINABILITY CORE 1 PORTFOLIO
  BAND 125
    2018                                             $ 1.00 (05/17/18)           $  0.89                         22,900

DFA U.S. TARGETED VALUE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.05                      $  0.88                      6,858,979
    2017                                               0.97                         1.05                      1,845,897

DFA U.S. TARGETED VALUE PORTFOLIO - R2 CLASS
  BAND 125
    2018                                             $ 1.92                      $  1.59                      2,965,915
    2017                                               1.78                         1.92                      5,214,876
    2016                                               1.42                         1.78                      4,848,747
    2015                                               1.53                         1.42                      4,864,256
    2014                                               1.51                         1.53                      3,912,244
    2013                                               1.07                         1.51                      1,229,072
    2012                                               0.91                         1.07                        275,002
    2011                                               1.00 (06/23/11)              0.91                         30,387

  BAND 0
    2018                                             $ 2.08                      $  1.75                        537,634
    2017                                               1.90                         2.08                        542,763
    2016                                               1.50                         1.90                        563,041

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.03                       $ 1.05                      1,389,991
    2017                                               1.01                         1.03                        970,640

DREYFUS NATURAL RESOURCES FUND - I CLASS
  BAND 125
    2018                                             $ 1.06                       $ 0.86                        389,519
    2017                                               0.94                         1.06                        314,237
    2016                                               0.74                         0.94                        514,958
    2015                                               1.00 (05/21/15)              0.74                         78,557

FEDERATED HIGH YIELD TRUST - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.17                       $ 1.10                      1,777,666
    2017                                               1.10                         1.17                      1,845,407
    2016                                               0.97                         1.10                      2,738,963
    2015                                               1.01                         0.97                        694,053

FEDERATED HIGH YIELD TRUST - R6 CLASS
  BAND 125
    2018                                             $ 1.01                       $ 0.95                         37,492

FEDERATED HIGH YIELD TRUST - SERVICE CLASS
  BAND 125
    2018                                             $ 1.16                       $ 1.09                         90,031
    2017                                               1.09                         1.16                        142,154
    2016                                               0.96                         1.09                        385,267
    2015                                               1.01                         0.96                         77,831

FEDERATED INTERNATIONAL LEADERS FUND - A CLASS
  BAND 125
    2018                                             $ 1.09                       $ 0.85                        510,665
    2017                                               0.86                         1.09                        612,160
    2016                                               0.90                         0.86                        732,662
    2015                                               0.93                         0.90                        640,265
    2014                                               1.00 (06/26/14)              0.93                        566,284

  BAND 0
    2018                                             $ 1.14                       $ 0.90                              -
    2017                                               0.89                         1.14                              -
    2016                                               0.91                         0.89                        929,173

FEDERATED INTERNATIONAL LEADERS FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.10                       $ 0.86                        716,473
    2017                                               0.87                         1.10                        785,414
    2016                                               0.90                         0.87                        467,832
    2015                                               0.93                         0.90                        269,215

FEDERATED KAUFMANN LARGE CAP FUND - A CLASS
  BAND 125
    2018                                             $ 1.35                       $ 1.33                        114,958
    2017                                               1.11                         1.35                        313,905
    2016                                               1.07                         1.11                        282,981
    2015                                               1.06                         1.07                        176,299

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FEDERATED KAUFMANN LARGE CAP FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $ 1.36                       $ 1.34                         444,177
    2017                                            1.11                         1.36                         412,591
    2016                                            1.08                         1.11                         317,170
    2015                                            1.06                         1.08                         408,084

FEDERATED KAUFMANN LARGE CAP FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.21                       $ 1.20                         115,283

FEDERATED MDT ALL CAP CORE FUND - A CLASS
  BAND 125
    2018                                          $ 1.29                       $ 1.24                             967
    2017                                            1.09                         1.29                         157,224
    2016                                            0.98                         1.09                         141,831
    2015                                            1.04                         0.98                           6,712

FEDERATED MDT ALL CAP CORE FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $ 1.31                       $ 1.26                          53,740
    2017                                            1.09                         1.31                          38,786
    2016                                            0.99                         1.09                             675
    2015                                            1.04                         0.99                              75

FEDERATED MDT SMALL CAP GROWTH FUND - A CLASS
  BAND 125
    2018                                          $ 1.12                       $ 1.04                          72,568

  FEDERATED MDT SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $ 1.12                       $ 1.04                          68,163

FEDERATED MDT SMALL CAP GROWTH FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.12                       $ 1.04                         150,574

FIDELITY 500 INDEX FUND
  BAND 125
    2018                                          $ 1.00 (08/23/18)            $ 0.88                           2,531

FIDELITY ADVISOR BALANCED FUND - I CLASS
  BAND 125
    2018                                          $ 1.06                       $ 1.00                         146,451

FIDELITY ADVISOR BALANCED FUND - M CLASS
  BAND 125
    2018                                          $ 1.06                       $ 1.00                          56,147

FIDELITY ADVISOR BALANCED FUND - Z CLASS
  BAND 125
    2018                                          $ 1.06                       $ 1.01                         515,758

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - M CLASS
  BAND 125
    2018                                          $  2.65                       $  2.20                          2,142
    2017                                             2.12                          2.65                          2,258
    2016                                             2.22                          2.12                         16,330
    2015                                             2.17                          2.22                         17,773
    2014                                             2.28                          2.17                         60,802
    2013                                             1.84                          2.28                         64,801
    2012                                             1.55                          1.84                         66,547
    2011                                             1.82                          1.55                         66,949
    2010                                             1.69                          1.82                         82,682
    2009                                             1.39                          1.69                         85,749

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - Z CLASS
  BAND 125
    2018                                          $  1.08                       $  0.90                         28,544

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $  1.44                       $  1.34                         14,136
    2017                                             1.22                          1.44                        171,986
    2016                                             1.06                          1.22                        302,672
    2015                                             1.13                          1.06                        579,537
    2014                                             1.03                          1.13                        442,967

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - M CLASS
  BAND 125
    2018                                          $  1.40                       $  1.30                              -
    2017                                             1.20                          1.40                         67,916
    2016                                             1.05                          1.20                        280,252
    2015                                             1.13                          1.05                        368,164
    2014                                             1.03                          1.13                        434,402

FIDELITY ADVISOR DIVIDEND GROWTH FUND - M CLASS
  BAND 125
    2018                                          $  2.55                       $  2.34                        185,408
    2017                                             2.17                          2.55                        281,488
    2016                                             2.04                          2.17                        423,020
    2015                                             2.10                          2.04                        440,446
    2014                                             1.91                          2.10                        424,814
    2013                                             1.48                          1.91                        574,454
    2012                                             1.26                          1.48                        513,362
    2011                                             1.41                          1.26                        442,190
    2010                                             1.18                          1.41                        335,381
    2009                                             0.78                          1.18                        464,760

  BAND 100
    2018                                          $  2.65                       $  2.43                         51,040
    2017                                             2.24                          2.65                        162,795
    2016                                             2.11                          2.24                        177,522
    2015                                             2.15                          2.11                        185,661
    2014                                             1.96                          2.15                        202,449
    2013                                             1.51                          1.96                          2,465
    2012                                             1.29                          1.51                          2,162
    2011                                             1.43                          1.29                          1,792
    2010                                             0.79                          1.43                          8,747
    2009                                             1.43                          0.79                          6,715

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY GROWTH FUND - M CLASS
  BAND 125
   2018                                             $ 0.26                        $ 0.26                      1,904,607
   2017                                               0.20                          0.26                      2,089,080
   2016                                               0.20                          0.20                      3,122,780
   2015                                               0.19                          0.20                      3,972,680
   2014                                               0.17                          0.19                      3,972,680
   2013                                               0.13                          0.17                      3,809,070
   2012                                               0.12                          0.13                      4,676,640
   2011                                               0.12                          0.12                      5,128,690
   2010                                               0.10                          0.12                      5,239,490
   2009                                               0.10                          0.10                      5,015,500

  BAND 100
   2018                                             $ 0.27                        $ 0.27                        236,736
   2017                                               0.20                          0.27                        376,640
   2016                                               0.21                          0.20                        174,890
   2015                                               0.20                          0.21                        156,930
   2014                                               0.18                          0.20                        290,010

  BAND 50
   2018                                             $ 0.29                        $ 0.29                      4,906,615
   2017                                               0.22                          0.29                      5,505,320
   2016                                               0.22                          0.22                      5,759,810
   2015                                               0.21                          0.22                      5,727,670
   2014                                               0.19                          0.21                      5,223,990
   2013                                               0.14                          0.19                        650,285
   2012                                               0.12                          0.14                      5,741,890
   2011                                               0.12                          0.12                      6,719,680
   2010                                               0.10                          0.12                      6,723,120
   2009                                               0.08                          0.10                      5,772,420

FIDELITY ADVISOR EQUITY INCOME FUND - M CLASS
  BAND 125
   2018                                             $ 2.59                        $ 2.28                        115,258
   2017                                               2.34                          2.59                        119,894
   2016                                               2.02                          2.34                        130,318
   2015                                               2.14                          2.02                        307,098
   2014                                               2.01                          2.14                        319,183
   2013                                               1.60                          2.01                        335,706
   2012                                               1.39                          1.60                        359,567
   2011                                               1.40                          1.39                        400,737
   2010                                               1.25                          1.40                        491,198
   2009                                               1.02                          1.25                        405,974

  BAND 100
   2018                                             $ 2.68                        $ 2.37                          3,816
   2017                                               2.42                          2.68                         10,173
   2016                                               2.08                          2.42                          5,865
   2015                                               2.20                          2.08                          8,111

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                              $ 2.88                       $  2.56                        124,740
   2017                                                2.58                          2.88                        127,099
   2016                                                2.21                          2.58                        127,274
   2015                                                2.33                          2.21                        131,688
   2014                                                2.17                          2.33                        186,504
   2013                                                1.71                          2.17                        209,346
   2012                                                1.48                          1.71                        231,045
   2011                                                1.48                          1.48                        344,040
   2010                                                1.31                          1.48                        329,502
   2009                                                1.06                          1.31                        288,245

  BAND 0
   2018                                              $ 3.13                       $  2.80                              -
   2017                                                2.79                          3.13                              -
   2016                                                2.38                          2.79                              -
   2015                                                2.50                          2.38                              -
   2014                                                2.31                          2.50                              -
   2013                                                1.81                          2.31                              -
   2012                                                1.56                          1.81                              -
   2011                                                1.55                          1.56                         33,784
   2010                                                1.37                          1.55                         28,514
   2009                                                1.10                          1.37                         22,644

FIDELITY ADVISOR FREEDOM 2010 FUND - I CLASS
  BAND 125
   2018                                              $ 1.11                       $  1.06                         49,261
   2017                                                1.00                          1.11                         55,236
   2016                                                0.95                          1.00                         86,712
   2015                                                1.00 (05/21/15)               0.95                        101,387

FIDELITY ADVISOR FREEDOM 2010 FUND - M CLASS
  BAND 125
   2018                                              $ 1.56                       $  1.49                        443,227
   2017                                                1.42                          1.56                        452,429
   2016                                                1.36                          1.42                        598,184
   2015                                                1.39                          1.36                      1,240,865
   2014                                                1.35                          1.39                      1,658,457
   2013                                                1.24                          1.35                      3,011,856
   2012                                                1.15                          1.24                      5,413,226
   2011                                                1.17                          1.15                      6,003,149
   2010                                                1.06                          1.17                      6,149,228
   2009                                                0.85                          1.06                      6,463,555

  BAND 100
   2018                                              $ 1.62                       $  1.54                        274,124
   2017                                                1.46                          1.62                        317,288
   2016                                                1.39                          1.46                        342,686
   2015                                                1.42                          1.39                        366,846
   2014                                                1.38                          1.42                        404,225
   2013                                                1.27                          1.38                        481,849
   2012                                                1.17                          1.27                        528,369
   2011                                                1.18                          1.17                        539,122
   2010                                                1.07                          1.18                        564,987
   2009                                                0.86                          1.07                        537,044

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.84                       $  1.77                              -
   2017                                                1.65                          1.84                              -
   2016                                                1.55                          1.65                         70,437
   2015                                                1.57                          1.55                        293,175
   2014                                                1.51                          1.57                        274,524
   2013                                                1.37                          1.51                        239,195
   2012                                                1.25                          1.37                        563,501
   2011                                                1.26                          1.25                        874,492
   2010                                                1.12                          1.26                        965,926
   2009                                                0.90                          1.12                        917,807

FIDELITY ADVISOR FREEDOM 2015 FUND - I CLASS
  BAND 125
   2018                                              $ 1.12                       $  1.06                        340,423
   2017                                                1.00                          1.12                        308,491
   2016                                                0.94                          1.00                        208,658
   2015                                                1.00 (05/21/15)               0.94                        349,845

FIDELITY ADVISOR FREEDOM 2015 FUND - M CLASS
  BAND 125
   2018                                              $ 1.63                       $  1.53                        816,441
   2017                                                1.45                          1.63                        925,275
   2016                                                1.38                          1.45                      1,268,081
   2015                                                1.42                          1.38                      2,628,162
   2014                                                1.37                          1.42                      4,322,131
   2013                                                1.25                          1.37                      7,464,193
   2012                                                1.15                          1.25                     12,403,755
   2011                                                1.18                          1.15                     14,122,945
   2010                                                1.06                          1.18                     13,833,358
   2009                                                0.85                          1.06                     13,248,548

  BAND 100
   2018                                              $ 1.68                       $  1.59                        130,071
   2017                                                1.50                          1.68                        137,851
   2016                                                1.42                          1.50                        165,083
   2015                                                1.45                          1.42                        254,208
   2014                                                1.40                          1.45                        320,164
   2013                                                1.28                          1.40                              -
   2012                                                1.17                          1.28                              -
   2011                                                1.19                          1.17                              -
   2010                                                1.07                          1.19                         22,097
   2009                                                0.86                          1.07                         18,844

  BAND 50
   2018                                              $ 1.79                       $  1.70                         24,433
   2017                                                1.59                          1.79                         39,771
   2016                                                1.50                          1.59                         51,727
   2015                                                1.52                          1.50                         68,724
   2014                                                1.47                          1.52                         47,271
   2013                                                1.33                          1.47                         88,979
   2012                                                1.21                          1.33                         58,168
   2011                                                1.23                          1.21                         28,895
   2010                                                1.10                          1.23                          6,118
   2009                                                0.88                          1.10                            390

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.91                       $  1.82                              -
   2017                                                1.68                          1.91                              -
   2016                                                1.58                          1.68                        310,233
   2015                                                1.60                          1.58                        310,502
   2014                                                1.53                          1.60                        672,457
   2013                                                1.38                          1.53                        695,969
   2012                                                1.25                          1.38                        925,665
   2011                                                1.26                          1.25                        715,419
   2010                                                1.13                          1.26                        577,339
   2009                                                0.90                          1.13                        510,765

FIDELITY ADVISOR FREEDOM 2020 FUND - I CLASS
  BAND 125
   2018                                              $ 1.13                       $  1.07                      1,119,483
   2017                                                1.00                          1.13                      1,169,564
   2016                                                0.94                          1.00                        743,029
   2015                                                1.00 (05/21/15)               0.94                        886,103

FIDELITY ADVISOR FREEDOM 2020 FUND - M CLASS
  BAND 125
   2018                                              $ 1.64                       $  1.53                      2,699,537
   2017                                                1.45                          1.64                      2,749,184
   2016                                                1.37                          1.45                      3,985,887
   2015                                                1.41                          1.37                      5,968,101
   2014                                                1.36                          1.41                      7,198,634
   2013                                                1.23                          1.36                     10,028,587
   2012                                                1.12                          1.23                     14,036,695
   2011                                                1.15                          1.12                     14,968,176
   2010                                                1.03                          1.15                     14,644,737
   2009                                                0.81                          1.03                     13,736,268

  BAND 100
   2018                                              $ 1.69                       $  1.59                      1,312,613
   2017                                                1.49                          1.69                      1,579,627
   2016                                                1.41                          1.49                      1,625,764
   2015                                                1.44                          1.41                      1,421,674
   2014                                                1.39                          1.44                      1,417,709
   2013                                                1.25                          1.39                        916,314
   2012                                                1.14                          1.25                      1,022,868
   2011                                                1.17                          1.14                        939,111
   2010                                                1.04                          1.17                        968,898
   2009                                                0.81                          1.04                        944,832

  BAND 50
   2018                                              $ 1.80                       $  1.70                        385,007
   2017                                                1.58                          1.80                        385,878
   2016                                                1.49                          1.58                        350,892
   2015                                                1.51                          1.49                        586,307
   2014                                                1.45                          1.51                        570,079
   2013                                                1.30                          1.45                        242,855
   2012                                                1.18                          1.30                        218,638
   2011                                                1.20                          1.18                        179,774
   2010                                                1.07                          1.20                        150,356
   2009                                                0.83                          1.07                          3,654

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.92                       $  1.82                              -
   2017                                                1.68                          1.92                              -
   2016                                                1.57                          1.68                        121,801
   2015                                                1.59                          1.57                        280,752
   2014                                                1.52                          1.59                        428,595
   2013                                                1.35                          1.52                        526,361
   2012                                                1.22                          1.35                      1,235,158
   2011                                                1.24                          1.22                      2,838,097
   2010                                                1.09                          1.24                      2,584,253
   2009                                                0.85                          1.09                      2,192,200

FIDELITY ADVISOR FREEDOM 2025 FUND - I CLASS
  BAND 125
   2018                                              $ 1.14                       $  1.07                      1,491,274
   2017                                                0.99                          1.14                      1,310,561
   2016                                                0.94                          0.99                        661,921
   2015                                                1.00 (05/21/15)               0.94                        701,247

FIDELITY ADVISOR FREEDOM 2025 FUND - M CLASS
  BAND 125
   2018                                              $ 1.71                       $  1.59                      1,700,222
   2017                                                1.50                          1.71                      1,887,285
   2016                                                1.42                          1.50                      2,161,344
   2015                                                1.45                          1.42                      3,686,971
   2014                                                1.40                          1.45                      4,654,005
   2013                                                1.23                          1.40                      7,225,631
   2012                                                1.11                          1.23                     10,735,273
   2011                                                1.15                          1.11                     11,460,614
   2010                                                1.02                          1.15                     11,007,201
   2009                                                0.79                          1.02                      9,647,630

  BAND 100
   2018                                              $ 1.77                       $  1.65                        171,830
   2017                                                1.54                          1.77                        236,121
   2016                                                1.46                          1.54                        259,071
   2015                                                1.49                          1.46                        384,174
   2014                                                1.43                          1.49                        530,717
   2013                                                1.25                          1.43                              -
   2012                                                1.13                          1.25                              -
   2011                                                1.17                          1.13                              -
   2010                                                1.03                          1.17                         44,190
   2009                                                0.80                          1.03                         36,181

  BAND 50
   2018                                              $ 1.89                       $  1.77                        155,590
   2017                                                1.64                          1.89                        166,958
   2016                                                1.54                          1.64                        167,866
   2015                                                1.56                          1.54                        208,772
   2014                                                1.50                          1.56                        170,792
   2013                                                1.30                          1.50                         98,479
   2012                                                1.17                          1.30                        100,715
   2011                                                1.21                          1.17                          4,234

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 2.01                       $  1.89                              -
   2017                                                1.74                          2.01                              -
   2016                                                1.62                          1.74                        943,281
   2015                                                1.64                          1.62                      1,106,386
   2014                                                1.57                          1.64                      1,023,276
   2013                                                1.36                          1.57                        946,328
   2012                                                1.21                          1.36                      1,360,533
   2011                                                1.24                          1.21                      1,514,004
   2010                                                1.09                          1.24                      1,020,401
   2009                                                0.83                          1.09                        776,029

FIDELITY ADVISOR FREEDOM 2030 FUND - I CLASS
  BAND 125
   2018                                              $ 1.17                       $  1.08                      2,043,701
   2017                                                0.99                          1.17                      1,924,274
   2016                                                0.93                          0.99                      1,192,207
   2015                                                1.00 (05/21/15)               0.93                        955,173

FIDELITY ADVISOR FREEDOM 2030 FUND - M CLASS
  BAND 125
   2018                                              $ 1.73                       $  1.59                      3,493,878
   2017                                                1.48                          1.73                      3,130,161
   2016                                                1.39                          1.48                      3,845,147
   2015                                                1.43                          1.39                      5,365,301
   2014                                                1.38                          1.43                      6,665,118
   2013                                                1.19                          1.38                      8,880,891
   2012                                                1.07                          1.19                     11,953,765
   2011                                                1.12                          1.07                     12,479,745
   2010                                                0.99                          1.12                     11,727,878
   2009                                                0.76                          0.99                     10,790,182

  BAND 100
   2018                                              $ 1.79                       $  1.65                        821,251
   2017                                                1.52                          1.79                        968,926
   2016                                                1.43                          1.52                        980,003
   2015                                                1.46                          1.43                        977,226
   2014                                                1.41                          1.46                        821,240
   2013                                                1.22                          1.41                        702,787
   2012                                                1.09                          1.22                        663,955
   2011                                                1.14                          1.09                        607,081
   2010                                                1.00                          1.14                        651,049
   2009                                                0.77                          1.00                        718,274

  BAND 50
   2018                                              $ 1.91                       $  1.77                         81,437
   2017                                                1.62                          1.91                         88,446
   2016                                                1.51                          1.62                        101,705
   2015                                                1.54                          1.51                        113,929
   2014                                                1.47                          1.54                         91,837
   2013                                                1.27                          1.47                         89,553
   2012                                                1.13                          1.27                         25,956
   2011                                                1.17                          1.13                         13,262
   2010                                                1.03                          1.17                          2,144

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 2.04                       $  1.89                              -
   2017                                                1.72                          2.04                              -
   2016                                                1.60                          1.72                        533,022
   2015                                                1.62                          1.60                        985,252
   2014                                                1.54                          1.62                      1,089,068
   2013                                                1.32                          1.54                        949,696
   2012                                                1.17                          1.32                      1,386,131
   2011                                                1.21                          1.17                      2,180,406
   2010                                                1.05                          1.21                      2,041,411
   2009                                                0.80                          1.05                      1,904,528

FIDELITY ADVISOR FREEDOM 2035 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.08                      1,025,134
   2017                                                0.99                          1.19                        990,386
   2016                                                0.92                          0.99                        646,280
   2015                                                1.00 (05/21/15)               0.92                        621,600

FIDELITY ADVISOR FREEDOM 2035 FUND - M CLASS
  BAND 125
   2018                                              $ 1.80                       $  1.63                      1,787,884
   2017                                                1.51                          1.80                      1,692,400
   2016                                                1.42                          1.51                      1,678,669
   2015                                                1.45                          1.42                      2,729,255
   2014                                                1.40                          1.45                      3,337,021
   2013                                                1.19                          1.40                      5,443,162
   2012                                                1.06                          1.19                      7,259,926
   2011                                                1.12                          1.06                      7,923,041
   2010                                                0.99                          1.12                      7,328,957
   2009                                                0.76                          0.99                      5,819,277

  BAND 100
   2018                                              $ 1.86                       $  1.69                        142,278
   2017                                                1.55                          1.86                        282,239
   2016                                                1.46                          1.55                        311,965
   2015                                                1.49                          1.46                        410,556
   2014                                                1.43                          1.49                        435,251
   2013                                                1.21                          1.43                              -
   2012                                                1.07                          1.21                              -
   2011                                                1.14                          1.07                              -
   2010                                                1.00                          1.14                         34,521
   2009                                                0.76                          1.00                         32,749

  BAND 50
   2018                                              $ 1.98                       $  1.81                         41,173
   2017                                                1.65                          1.98                         42,442
   2016                                                1.54                          1.65                         42,564
   2015                                                1.56                          1.54                         32,196
   2014                                                1.50                          1.56                         25,419
   2013                                                1.26                          1.50                         18,604
   2012                                                1.11                          1.26                         11,862
   2011                                                1.17                          1.11                          5,519
   2010                                                1.02                          1.17                          1,059

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 2.11                       $  1.94                              -
   2017                                                1.75                          2.11                              -
   2016                                                1.62                          1.75                        184,634
   2015                                                1.64                          1.62                        428,614
   2014                                                1.56                          1.64                        709,589
   2013                                                1.31                          1.56                        689,886
   2012                                                1.15                          1.31                      1,583,681
   2011                                                1.21                          1.15                      1,574,114
   2010                                                1.05                          1.21                      1,423,094
   2009                                                0.79                          1.05                      1,266,070

FIDELITY ADVISOR FREEDOM 2040 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.08                      1,086,017
   2017                                                0.99                          1.19                        978,772
   2016                                                0.92                          0.99                        933,353
   2015                                                1.00 (05/21/15)               0.92                        683,903

FIDELITY ADVISOR FREEDOM 2040 FUND - M CLASS
  BAND 125
   2018                                              $ 1.80                       $  1.62                      1,711,691
   2017                                                1.50                          1.80                      1,624,136
   2016                                                1.41                          1.50                      1,909,524
   2015                                                1.45                          1.41                      2,883,311
   2014                                                1.40                          1.45                      3,873,514
   2013                                                1.18                          1.40                      6,097,507
   2012                                                1.05                          1.18                      8,023,085
   2011                                                1.12                          1.05                      8,912,034
   2010                                                0.98                          1.12                      8,528,921
   2009                                                0.75                          0.98                      7,610,841

  BAND 100
   2018                                              $ 1.86                       $  1.68                        413,297
   2017                                                1.55                          1.86                        414,029
   2016                                                1.45                          1.55                        413,141
   2015                                                1.48                          1.45                        475,066
   2014                                                1.43                          1.48                        468,577
   2013                                                1.20                          1.43                        183,955
   2012                                                1.07                          1.20                        165,452
   2011                                                1.13                          1.07                        142,167
   2010                                                0.99                          1.13                        142,760
   2009                                                0.75                          0.99                        136,320

  BAND 50
   2018                                              $ 1.98                       $  1.80                         49,013
   2017                                                1.64                          1.98                         60,102
   2016                                                1.53                          1.64                         60,216
   2015                                                1.56                          1.53                         45,930
   2014                                                1.49                          1.56                         13,964
   2013                                                1.25                          1.49                         10,267
   2012                                                1.10                          1.25                          4,717
   2011                                                1.17                          1.10                         15,695
   2010                                                1.01                          1.17                            236

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 2.11                       $  1.93                              -
   2017                                                1.74                          2.11                              -
   2016                                                1.62                          1.74                        769,516
   2015                                                1.64                          1.62                        894,197
   2014                                                1.56                          1.64                      1,814,155
   2013                                                1.30                          1.56                      2,216,911
   2012                                                1.14                          1.30                      3,775,238
   2011                                                1.20                          1.14                      4,250,155
   2010                                                1.04                          1.20                      3,678,833
   2009                                                0.78                          1.04                      3,159,009

FIDELITY ADVISOR FREEDOM 2045 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.08                        937,868
   2017                                                0.99                          1.19                        757,383
   2016                                                0.92                          0.99                        653,646
   2015                                                1.00 (05/21/15)               0.92                        598,193

FIDELITY ADVISOR FREEDOM 2045 FUND - M CLASS
  BAND 125
   2018                                              $ 1.41                       $  1.27                      1,055,434
   2017                                                1.18                          1.41                        976,970
   2016                                                1.10                          1.18                        975,219
   2015                                                1.13                          1.10                      1,479,293
   2014                                                1.09                          1.13                      2,154,882
   2013                                                0.92                          1.09                      3,095,269
   2012                                                0.81                          0.92                      3,857,436
   2011                                                0.87                          0.81                      4,278,125
   2010                                                0.76                          0.87                      3,833,729
   2009                                                0.58                          0.76                      2,900,608

  BAND 100
   2018                                              $ 1.44                       $  1.31                        140,630
   2017                                                1.20                          1.44                        177,901
   2016                                                1.13                          1.20                        183,848
   2015                                                1.15                          1.13                        151,519
   2014                                                1.11                          1.15                        138,610
   2013                                                0.93                          1.11                          6,821

  BAND 50
   2018                                              $ 1.52                       $  1.38                         45,539
   2017                                                1.26                          1.52                         45,700
   2016                                                1.18                          1.26                         45,886
   2015                                                1.20                          1.18                         47,296
   2014                                                1.15                          1.20                         31,181
   2013                                                0.96                          1.15                         19,841
   2012                                                0.84                          0.96                          9,330
   2011                                                0.89                          0.84                          4,775
   2010                                                0.78                          0.89                            398

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.61                       $  1.47                              -
   2017                                                1.33                          1.61                              -
   2016                                                1.23                          1.33                        826,084
   2015                                                1.25                          1.23                      1,258,937
   2014                                                1.19                          1.25                      1,225,380
   2013                                                0.98                          1.19                      1,113,020
   2012                                                0.86                          0.98                      1,212,506
   2011                                                0.91                          0.86                      1,128,954
   2010                                                0.79                          0.91                        862,059
   2009                                                0.59                          0.79                        676,115

FIDELITY ADVISOR FREEDOM 2050 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.08                      1,188,782
   2017                                                0.99                          1.19                        971,872
   2016                                                0.92                          0.99                        866,212
   2015                                                1.00 (05/21/15)               0.92                        619,395

FIDELITY ADVISOR FREEDOM 2050 FUND - M CLASS
  BAND 125
   2018                                              $ 1.39                       $  1.25                        908,265
   2017                                                1.16                          1.39                        787,409
   2016                                                1.09                          1.16                        851,936
   2015                                                1.12                          1.09                      1,246,853
   2014                                                1.08                          1.12                      1,949,971
   2013                                                0.90                          1.08                      2,353,264
   2012                                                0.80                          0.90                      2,705,965
   2011                                                0.86                          0.80                      2,777,533
   2010                                                0.75                          0.86                      2,559,055
   2009                                                0.57                          0.75                      1,915,456

  BAND 100
   2018                                              $ 1.43                       $  1.29                        119,659
   2017                                                1.19                          1.43                        132,410
   2016                                                1.12                          1.19                        131,818
   2015                                                1.14                          1.12                         91,385
   2014                                                1.10                          1.14                         62,965
   2013                                                0.92                          1.10                         54,881
   2012                                                0.81                          0.92                         36,582
   2011                                                0.87                          0.81                         30,848
   2010                                                0.76                          0.87                          7,154
   2009                                                0.57                          0.76                          5,172

  BAND 50
   2018                                              $ 1.50                       $  1.37                         82,048
   2017                                                1.25                          1.50                         98,306
   2016                                                1.16                          1.25                        105,124
   2015                                                1.19                          1.16                         50,377
   2014                                                1.13                          1.19                         28,495
   2013                                                0.94                          1.13                         41,163
   2012                                                0.83                          0.94                         25,098
   2011                                                0.88                          0.83                         25,855
   2010                                                0.77                          0.88                         19,278

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.59                       $  1.45                              -
   2017                                                1.31                          1.59                              -
   2016                                                1.22                          1.31                        797,513
   2015                                                1.23                          1.22                      1,094,684
   2014                                                1.17                          1.23                        972,941
   2013                                                0.97                          1.17                        854,837
   2012                                                0.85                          0.97                        890,020
   2011                                                0.90                          0.85                        847,405
   2010                                                0.78                          0.90                        583,546
   2009                                                0.58                          0.78                        469,356

FIDELITY ADVISOR FREEDOM 2055 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.08                        737,275
   2017                                                0.99                          1.19                        504,540
   2016                                                0.92                          0.99                        317,863
   2015                                                1.00 (05/21/15)               0.92                        229,919

FIDELITY ADVISOR FREEDOM 2055 FUND - M CLASS
  BAND 125
   2018                                              $ 1.79                       $  1.61                        603,946
   2017                                                1.50                          1.79                        435,041
   2016                                                1.40                          1.50                        368,142
   2015                                                1.44                          1.40                        287,709
   2014                                                1.39                          1.44                        234,721
   2013                                                1.16                          1.39                        127,921
   2012                                                1.02                          1.16                         27,174

  BAND 100
   2018                                              $ 1.81                       $  1.64                         15,962
   2017                                                1.51                          1.81                         15,962
   2016                                                1.42                          1.51                         15,962
   2015                                                1.45                          1.42                         17,093
   2014                                                1.40                          1.45                         21,158

  BAND 50
   2018                                              $ 1.87                       $  1.70                         16,436
   2017                                                1.55                          1.87                         16,504
   2016                                                1.45                          1.55                         16,584
   2015                                                1.47                          1.45                         12,564
   2014                                                1.41                          1.47                         11,950
   2013                                                1.17                          1.41                          5,600

  BAND 0
   2018                                              $ 1.93                       $  1.76                              -
   2017                                                1.60                          1.93                              -
   2016                                                1.48                          1.60                         55,805
   2015                                                1.50                          1.48                         71,087
   2014                                                1.43                          1.50                         36,009
   2013                                                1.17                          1.43                         13,520
   2012                                                1.02                          1.17                          2,593

FIDELITY ADVISOR FREEDOM 2060 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.08                         49,790
   2017                                                0.99                          1.19                         24,647
   2016                                                0.92                          0.99                          2,018

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2060 FUND - M CLASS
  BAND 125
   2018                                               $ 1.25                         $  1.12                               63

FIDELITY ADVISOR FREEDOM INCOME FUND - I CLASS
  BAND 125
   2018                                               $ 1.07                         $  1.04                           35,334
   2017                                                 1.00                            1.07                           33,587
   2016                                                 0.97                            1.00                          171,092
   2015                                                 1.00 (05/21/15)                 0.97                          181,614

FIDELITY ADVISOR FREEDOM INCOME FUND - M CLASS
  BAND 125
   2018                                               $ 1.36                         $  1.31                          133,684
   2017                                                 1.28                            1.36                          135,553
   2016                                                 1.24                            1.28                          135,629
   2015                                                 1.26                            1.24                          210,240
   2014                                                 1.24                            1.26                          285,067
   2013                                                 1.21                            1.24                          787,663
   2012                                                 1.16                            1.21                          921,412
   2011                                                 1.15                            1.16                          903,555
   2010                                                 1.09                            1.15                        1,059,514
   2009                                                 0.94                            1.09                        1,142,830

  BAND 100
   2018                                               $ 1.40                         $  1.36                           58,339
   2017                                                 1.31                            1.40                           73,528
   2016                                                 1.27                            1.31                           69,305
   2015                                                 1.30                            1.27                          105,118
   2014                                                 1.27                            1.30                          107,974

  BAND 0
   2018                                               $ 1.59                         $  1.56                                -
   2017                                                 1.48                            1.59                                -
   2016                                                 1.41                            1.48                            3,457
   2015                                                 1.43                            1.41                            1,051
   2014                                                 1.39                            1.43                                -
   2013                                                 1.33                            1.39                            1,938
   2012                                                 1.26                            1.33                               18
   2011                                                 1.24                            1.26                            7,593
   2010                                                 1.15                            1.24                            7,098
   2009                                                 0.98                            1.15                            2,768

FIDELITY ADVISOR GROWTH & INCOME FUND - M CLASS
  BAND 125
   2018                                               $ 2.61                         $  2.33                           92,242
   2017                                                 2.27                            2.61                           68,463
   2016                                                 2.00                            2.27                          128,458
   2015                                                 2.08                            2.00                          136,221
   2014                                                 1.92                            2.08                          164,030
   2013                                                 1.47                            1.92                          142,149
   2012                                                 1.26                            1.47                          102,373
   2011                                                 1.26                            1.26                           85,428
   2010                                                 1.12                            1.26                           79,843
   2009                                                 0.90                            1.12                           62,255

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2018                                          $ 2.70                       $  2.42                         12,687
    2017                                            2.35                          2.70                         10,666
    2016                                            2.06                          2.35                          8,918
    2015                                            2.14                          2.06                         10,576
    2014                                            1.97                          2.14                          8,584
    2013                                            1.50                          1.97                         12,055
    2012                                            1.29                          1.50                         29,925
    2011                                            1.28                          1.29                         28,010
    2010                                            1.14                          1.28                         22,828
    2009                                            0.91                          1.14                         19,714

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - M CLASS
  BAND 125
    2018                                          $ 2.72                       $  3.06                        143,412
    2017                                            2.05                          2.72                        104,499
    2016                                            2.08                          2.05                        173,388
    2015                                            2.02                          2.08                      2,123,843
    2014                                            1.83                          2.02                      2,262,893
    2013                                            1.36                          1.83                        284,741
    2012                                            1.16                          1.36                        296,324
    2011                                            1.16                          1.16                        187,626
    2010                                            0.95                          1.16                        262,484
    2009                                            0.65                          0.95                        190,108

  BAND 100
    2018                                          $ 2.82                       $  3.17                         60,084
    2017                                            2.12                          2.82                         35,214
    2016                                            2.14                          2.12                              -
    2015                                            2.07                          2.14                          6,234
    2014                                            1.88                          2.07                         15,060

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - M CLASS
  BAND 125
    2018                                          $ 2.16                       $  1.85                              -
    2017                                            1.62                          2.16                              -
    2016                                            1.70                          1.62                              -
    2015                                            1.68                          1.70                              -
    2014                                            1.67                          1.68                              -
    2013                                            1.39                          1.67                              -
    2012                                            1.13                          1.39                            872
    2011                                            1.31                          1.13                            872
    2010                                            1.15                          1.31                            872
    2009                                            0.75                          1.15                          1,009

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - Z CLASS
  BAND 125
    2018                                          $ 1.11                       $  0.96                         86,564

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - A CLASS
  BAND 125
   2018                                               $ 2.01                         $ 1.67                           270,761
   2017                                                 1.73                           2.01                           533,723
   2016                                                 1.61                           1.73                           767,858
   2015                                                 1.73                           1.61                         1,245,739
   2014                                                 1.66                           1.73                         1,009,736
   2013                                                 1.23                           1.66                           630,671
   2012                                                 0.97                           1.23                           976,923
   2011                                                 1.10                           0.97                         2,206,045
   2010                                                 0.89                           1.10                         2,831,233
   2009                                                 0.57                           0.89                         2,865,736

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - M CLASS
  BAND 125
   2018                                               $ 1.96                         $ 1.62                           706,668
   2017                                                 1.69                           1.96                         1,162,688
   2016                                                 1.58                           1.69                         1,578,186
   2015                                                 1.70                           1.58                         2,112,772
   2014                                                 1.64                           1.70                         2,779,037
   2013                                                 1.22                           1.64                         3,117,489
   2012                                                 0.96                           1.22                         3,030,878
   2011                                                 1.09                           0.96                         3,386,647
   2010                                                 0.89                           1.09                         4,070,345
   2009                                                 0.56                           0.89                         3,676,663

  BAND 100
   2018                                               $ 2.01                         $ 1.67                            67,558
   2017                                                 1.74                           2.01                            62,759
   2016                                                 1.61                           1.74                            61,817
   2015                                                 1.73                           1.61                            57,951
   2014                                                 1.67                           1.73                            54,456
   2013                                                 1.24                           1.67                            32,745

  BAND 50
   2018                                               $ 2.13                         $ 1.77                               821
   2017                                                 1.83                           2.13                               833
   2016                                                 1.69                           1.83                               855
   2015                                                 1.81                           1.69                               919
   2014                                                 1.73                           1.81                             1,201
   2013                                                 1.28                           1.73                             1,227

  BAND 0
   2018                                               $ 2.25                         $ 1.89                                 -
   2017                                                 1.93                           2.25                           131,951
   2016                                                 1.77                           1.93                           343,570
   2015                                                 1.88                           1.77                           313,567
   2014                                                 1.79                           1.88                           321,840
   2013                                                 1.32                           1.79                           416,282
   2012                                                 1.02                           1.32                           466,889
   2011                                                 1.14                           1.02                           416,244
   2010                                                 0.92                           1.14                           378,022
   2009                                                 0.58                           0.92                           445,061

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR NEW INSIGHTS FUND - A CLASS
  BAND 125
    2018                                          $ 2.46                       $  2.32                        187,753
    2017                                            1.94                          2.46                      2,728,328
    2016                                            1.85                          1.94                      2,636,638
    2015                                            1.83                          1.85                      2,784,320
    2014                                            1.70                          1.83                      2,117,824
    2013                                            1.30                          1.70                      2,063,086
    2012                                            1.14                          1.30                      1,705,153
    2011                                            1.16                          1.14                      1,055,379
    2010                                            1.00 (05/27/10)               1.16                        644,700

FIDELITY ADVISOR NEW INSIGHTS FUND - M CLASS
  BAND 125
    2018                                          $ 2.82                       $  2.66                        925,251
    2017                                            2.24                          2.82                      1,173,188
    2016                                            2.14                          2.24                      1,821,127
    2015                                            2.12                          2.14                      2,942,457
    2014                                            1.97                          2.12                      3,142,808
    2013                                            1.51                          1.97                      5,362,012
    2012                                            1.32                          1.51                      4,847,774
    2011                                            1.36                          1.32                      3,674,789
    2010                                            1.19                          1.36                      2,534,440
    2009                                            0.93                          1.19                      1,673,112

  BAND 100
    2018                                          $ 2.91                       $  2.75                        595,450
    2017                                            2.30                          2.91                        730,105
    2016                                            2.19                          2.30                        907,687
    2015                                            2.17                          2.19                        940,202
    2014                                            2.01                          2.17                        936,739
    2013                                            1.54                          2.01                         18,005
    2012                                            1.34                          1.54                         31,384
    2011                                            1.38                          1.34                         28,976
    2010                                            1.20                          1.38                         26,747
    2009                                            0.94                          1.20                         23,541

  BAND 0
    2018                                          $ 3.30                       $  3.15                              -
    2017                                            2.59                          3.30                              -
    2016                                            2.44                          2.59                              -
    2015                                            2.39                          2.44                         59,962
    2014                                            2.19                          2.39                         51,699
    2013                                            1.66                          2.19                         37,775
    2012                                            1.44                          1.66                        152,795
    2011                                            1.45                          1.44                        152,877
    2010                                            1.26                          1.45                         20,385
    2009                                            0.98                          1.26                          7,046

FIDELITY ADVISOR NEW INSIGHTS FUND - Z CLASS
  BAND 125
    2018                                          $ 1.11                       $  1.05                        607,022

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR OVERSEAS FUND - M CLASS
  BAND 125
    2018                                              $ 1.93                       $  1.61                              -
    2017                                                1.51                          1.93                              -
    2016                                                1.62                          1.51                              -
    2015                                                1.59                          1.62                              -
    2014                                                1.76                          1.59                              -
    2013                                                1.37                          1.76                              -
    2012                                                1.15                          1.37                              -
    2011                                                1.42                          1.15                              -
    2010                                                1.27                          1.42                              -
    2009                                                1.02                          1.27                            709

FIDELITY ADVISOR REAL ESTATE FUND - A CLASS
  BAND 125
    2018                                              $ 1.61                       $  1.49                        408,478
    2017                                                1.58                          1.61                        449,168
    2016                                                1.52                          1.58                      2,086,140
    2015                                                1.49                          1.52                      2,172,649
    2014                                                1.16                          1.49                      2,005,074
    2013                                                1.16                          1.16                      1,288,729
    2012                                                0.99                          1.16                        223,876
    2011                                                1.00 (06/23/11)               0.99                         76,086

FIDELITY ADVISOR REAL ESTATE FUND - I CLASS
  BAND 125
    2018                                              $ 1.31                       $  1.21                        704,539
    2017                                                1.28                          1.31                        799,883
    2016                                                1.23                          1.28                        932,440
    2015                                                1.20                          1.23                        271,703
    2014                                                1.00 (02/14/14)               1.20                         36,647

FIDELITY ADVISOR REAL ESTATE FUND - M CLASS
  BAND 125
    2018                                              $ 1.59                       $  1.46                         21,701
    2017                                                1.56                          1.59                         38,222
    2016                                                1.50                          1.56                        268,614
    2015                                                1.47                          1.50                        258,457
    2014                                                1.16                          1.47                        239,983
    2013                                                1.16                          1.16                        161,912
    2012                                                0.99                          1.16                        135,355
    2011                                                1.00 (06/23/11)               0.99                         83,192

FIDELITY ADVISOR SMALL CAP FUND - A CLASS
  BAND 125
    2018                                              $ 1.62                       $  1.33                          6,641
    2017                                                1.44                          1.62                          6,575
    2016                                                1.34                          1.44                            221
    2015                                                1.38                          1.34                            198
    2014                                                1.28                          1.38                            193
    2013                                                0.94                          1.28                         29,300
    2012                                                0.90                          0.94                         79,329

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.75                       $ 1.46                               -
   2017                                                1.54                         1.75                               -
   2016                                                1.41                         1.54                               -
   2015                                                1.44                         1.41                           4,922
   2014                                                1.32                         1.44                             306

FIDELITY ADVISOR SMALL CAP FUND - M CLASS
  BAND 125
   2018                                              $ 3.83                       $ 3.14                         644,241
   2017                                                3.42                         3.83                         989,508
   2016                                                3.18                         3.42                       1,269,516
   2015                                                3.29                         3.18                       1,432,690
   2014                                                3.07                         3.29                       1,640,288
   2013                                                2.25                         3.07                       2,634,558
   2012                                                2.16                         2.25                       3,699,649
   2011                                                2.30                         2.16                       4,291,424
   2010                                                1.98                         2.30                       3,920,948
   2009                                                1.57                         1.98                       3,485,504

  BAND 100
   2018                                              $ 3.97                       $ 3.26                         101,499
   2017                                                3.53                         3.97                         122,728
   2016                                                3.28                         3.53                         128,483
   2015                                                3.38                         3.28                         154,834
   2014                                                3.15                         3.38                         147,562
   2013                                                2.31                         3.15                           1,315
   2012                                                2.20                         2.31                          14,164
   2011                                                2.34                         2.20                           6,677
   2010                                                2.01                         2.34                           3,762
   2009                                                1.59                         2.01                              56

  BAND 50
   2018                                              $ 4.26                       $ 3.52                         116,613
   2017                                                3.78                         4.26                         121,152
   2016                                                3.49                         3.78                         130,464
   2015                                                3.57                         3.49                         133,962
   2014                                                3.31                         3.57                         157,043
   2013                                                2.41                         3.31                         149,868
   2012                                                2.29                         2.41                         146,209
   2011                                                2.43                         2.29                         145,508
   2010                                                2.07                         2.43                         131,346
   2009                                                1.63                         2.07                         120,694

  BAND 0
   2018                                              $ 4.64                       $ 3.85                           5,086
   2017                                                4.09                         4.64                           4,489
   2016                                                3.76                         4.09                          26,602
   2015                                                3.83                         3.76                         454,194
   2014                                                3.54                         3.83                         532,036
   2013                                                2.56                         3.54                         724,941
   2012                                                2.42                         2.56                         829,165
   2011                                                2.55                         2.42                         886,178
   2010                                                2.17                         2.55                         922,902
   2009                                                1.70                         2.17                         222,548

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND - M CLASS
  BAND 125
    2018                                          $ 1.90                        $ 1.71                          72,646
    2017                                            1.55                          1.90                          73,653
    2016                                            1.44                          1.55                          94,039
    2015                                            1.46                          1.44                          94,976
    2014                                            1.34                          1.46                         115,104
    2013                                            1.02                          1.34                         193,156
    2012                                            1.00 (10/26/12)               1.02                         177,292

  BAND 100
    2018                                          $ 1.93                        $ 1.73                          99,703
    2017                                            1.56                          1.93                         103,180
    2016                                            1.45                          1.56                         110,416
    2015                                            1.47                          1.45                         109,418
    2014                                            1.35                          1.47                          87,403

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - M CLASS
  BAND 125
    2018                                          $ 3.22                        $ 2.90                         130,413
    2017                                            2.73                          3.22                         128,093
    2016                                            2.51                          2.73                          77,054
    2015                                            2.64                          2.51                          67,297
    2014                                            2.44                          2.64                          51,609
    2013                                            1.89                          2.44                          39,888
    2012                                            1.61                          1.89                          54,836
    2011                                            1.72                          1.61                          49,814
    2010                                            1.40                          1.72                         140,395
    2009                                            0.97                          1.40                         135,266

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - I CLASS
  BAND 125
    2018                                          $ 1.36                        $ 1.29                         931,478
    2017                                            1.23                          1.36                         837,030
    2016                                            1.11                          1.23                         477,433

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - M CLASS
  BAND 125
    2018                                          $ 1.34                        $ 1.25                               5
    2017                                            1.21                          1.34                          23,631
    2016                                            1.09                          1.21                         208,742
    2015                                            1.13                          1.09                         325,886

  BAND 50
    2018                                          $ 1.38                        $ 1.30                         974,626
    2017                                            1.24                          1.38                         966,921

FIDELITY ADVISOR STRATEGIC INCOME FUND - A CLASS
  BAND 125
    2018                                          $ 1.24                        $ 1.19                         303,605
    2017                                            1.17                          1.24                         295,926
    2016                                            1.09                          1.17                         245,227
    2015                                            1.12                          1.09                         196,712
    2014                                            1.10                          1.12                          48,557
    2013                                            1.11                          1.10                         189,652
    2012                                            1.02                          1.11                         141,179
    2011                                            0.99                          1.02                          36,613

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR TOTAL BOND FUND - I CLASS
  BAND 125
    2018                                             $ 1.10                      $  1.08                      3,308,954
    2017                                               1.07                         1.10                      3,224,430
    2016                                               1.02                         1.07                      5,372,057
    2015                                               1.04                         1.02                      4,120,155
    2014                                               1.00                         1.04                        160,829

  BAND 0
    2018                                             $ 1.16                      $  1.15                        889,108
    2017                                               1.11                         1.16                      1,021,214
    2016                                               1.05                         1.11                        903,636
    2015                                               1.05                         1.05                         18,675
    2014                                               1.00                         1.05                          1,378

FIDELITY ADVISOR TOTAL BOND FUND - M CLASS
  BAND 125
    2018                                             $ 1.09                      $  1.06                        246,177
    2017                                               1.06                         1.09                        398,814
    2016                                               1.02                         1.06                        391,802
    2015                                               1.04                         1.02                        878,079
    2014                                               1.00                         1.04                         45,730

FIDELITY ADVISOR TOTAL BOND FUND - Z CLASS
  BAND 125
    2018                                             $ 1.01                      $  0.99                      1,036,178

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2018                                             $ 1.68                      $  1.36                         26,610
    2017                                               1.48                         1.68                          1,096
    2016                                               1.30                         1.48                            190
    2015                                               1.41                         1.30                              -
    2014                                               1.28                         1.41                          2,566
    2013                                               0.95                         1.28                          3,741
    2012                                               0.80                         0.95                          2,726

FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2018                                             $ 3.64                      $  3.40                      5,190,699
    2017                                               3.23                         3.64                      6,048,970
    2016                                               3.17                         3.23                      7,717,820
    2015                                               3.21                         3.17                      8,606,176
    2014                                               3.07                         3.21                      9,480,841
    2013                                               2.69                         3.07                     10,911,197
    2012                                               2.42                         2.69                     11,834,430
    2011                                               2.51                         2.42                     12,831,857
    2010                                               2.23                         2.51                     13,585,774
    2009                                               1.75                         2.23                     14,197,930

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
  BAND 125
    2018                                             $  8.00                      $  7.39                     10,033,216
    2017                                                6.65                         8.00                     13,466,325
    2016                                                6.23                         6.65                     17,903,994
    2015                                                6.27                         6.23                     21,776,662
    2014                                                5.67                         6.27                     25,086,174
    2013                                                4.37                         5.67                     27,915,357
    2012                                                3.80                         4.37                     31,205,271
    2011                                                3.95                         3.80                     32,359,083
    2010                                                3.41                         3.95                     32,560,393
    2009                                                2.55                         3.41                     32,881,002

  BAND 0
    2018                                             $ 10.63                      $  9.95                              -
    2017                                                8.72                        10.63                        447,009
    2016                                                8.07                         8.72                        101,352
    2015                                                8.02                         8.07                        117,566
    2014                                                7.16                         8.02                         67,351
    2013                                                5.46                         7.16                         47,458
    2012                                                4.69                         5.46                         37,147

FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2018                                             $  4.71                      $  4.27                      2,407,997
    2017                                                4.22                         4.71                      2,717,837
    2016                                                3.62                         4.22                      3,028,660
    2015                                                3.82                         3.62                      3,708,929
    2014                                                3.56                         3.82                      4,065,814
    2013                                                2.81                         3.56                      4,242,896
    2012                                                2.43                         2.81                      4,188,660
    2011                                                2.43                         2.43                      4,723,467
    2010                                                2.14                         2.43                      5,385,567
    2009                                                1.66                         2.14                      6,387,962

FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
  BAND 125
    2018                                             $  6.72                      $  6.62                      7,061,144
    2017                                                5.03                         6.72                      7,041,779
    2016                                                5.06                         5.03                      8,495,721
    2015                                                4.78                         5.06                      9,660,947
    2014                                                4.35                         4.78                     10,315,898
    2013                                                3.23                         4.35                     11,460,097
    2012                                                2.85                         3.23                     13,423,382
    2011                                                2.88                         2.85                     14,924,090
    2010                                                2.35                         2.88                     15,922,250
    2009                                                1.85                         2.35                     18,242,525

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP HIGH INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2018                                              $ 2.90                       $  2.77                      1,431,842
    2017                                                2.75                          2.90                      1,691,348
    2016                                                2.43                          2.75                      2,027,821
    2015                                                2.55                          2.43                      2,631,174
    2014                                                2.55                          2.55                      3,000,844
    2013                                                2.44                          2.55                      4,612,129
    2012                                                2.16                          2.44                      4,803,037
    2011                                                2.11                          2.16                      5,140,377
    2010                                                1.87                          2.11                      6,373,345
    2009                                                1.32                          1.87                      7,679,918

FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
  BAND 125
    2018                                              $ 3.22                       $  2.71                      2,768,407
    2017                                                2.50                          3.22                      3,185,952
    2016                                                2.67                          2.50                      3,594,107
    2015                                                2.61                          2.67                      3,987,222
    2014                                                2.88                          2.61                      4,140,465
    2013                                                2.23                          2.88                      4,719,462
    2012                                                1.87                          2.23                      4,986,475
    2011                                                2.29                          1.87                      6,019,811
    2010                                                2.05                          2.29                      6,441,568
    2009                                                1.64                          2.05                      7,466,477

  BAND 0
    2018                                              $ 4.39                       $  3.74                          1,987
    2017                                                3.37                          4.39                          2,012
    2016                                                3.55                          3.37                          2,038
    2015                                                3.42                          3.55                          2,063
    2014                                                3.72                          3.42                          2,089

FRANKLIN GROWTH FUND - A CLASS
  BAND 125
    2018                                              $ 2.13                       $  2.03                        644,378
    2017                                                1.70                          2.13                        602,225
    2016                                                1.59                          1.70                        582,760
    2015                                                1.58                          1.59                      7,583,360
    2014                                                1.39                          1.58                      5,431,574
    2013                                                1.09                          1.39                      3,616,959

  BAND 0
    2018                                              $ 2.31                       $  2.23                         22,367
    2017                                                1.82                          2.31                         18,169
    2016                                                1.68                          1.82                         13,434
    2015                                                1.65                          1.68                          8,598
    2014                                                1.44                          1.65                          3,884

FRANKLIN GROWTH FUND - ADVISOR CLASS
  BAND 125
    2018                                              $ 1.36                       $  1.30                      4,959,601
    2017                                                1.08                          1.36                         96,552
    2016                                                1.00 (05/12/16)               1.08                         80,884

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN GROWTH FUND - R CLASS
  BAND 125
   2018                                              $ 2.10                       $  2.00                         215,581
   2017                                                1.68                          2.10                         345,396
   2016                                                1.57                          1.68                         252,089
   2015                                                1.56                          1.57                         332,483
   2014                                                1.38                          1.56                         275,358
   2013                                                1.08                          1.38                         253,872
   2012                                                0.97                          1.08                         333,858

  BAND 0
   2018                                              $ 2.27                       $  2.19                               -
   2017                                                1.80                          2.27                               -
   2016                                                1.66                          1.80                          31,879
   2015                                                1.64                          1.66                          29,627
   2014                                                1.43                          1.64                          27,273
   2013                                                1.11                          1.43                          28,189
   2012                                                0.98                          1.11                          22,889
   2011                                                1.00 (06/23/11)               0.98                          17,950

FRANKLIN GROWTH OPPORTUNITIES FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.31                       $  1.29                             915
   2017                                                1.03                          1.31                             234

FRANKLIN GROWTH OPPORTUNITIES FUND - R CLASS
  BAND 125
   2018                                              $ 1.30                       $  1.27                          35,085
   2017                                                1.03                          1.30                          36,670
   2016                                                1.00 (05/12/16)               1.03                         495,829

  BAND 100
   2018                                              $ 1.31                       $  1.28                          45,422
   2017                                                1.03                          1.31                          46,671
   2016                                                1.00 (05/12/16)               1.03                          57,085

FRANKLIN GROWTH SERIES - R6 CLASS
  BAND 125
   2018                                              $ 1.10                       $  1.06                          54,392

FRANKLIN INCOME FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.37                       $  1.28                         553,184
   2017                                                1.28                          1.37                         540,130
   2016                                                1.11                          1.28                       1,254,409
   2015                                                1.22                          1.11                       1,087,922
   2014                                                1.19                          1.22                         629,998
   2013                                                1.05                          1.19                         448,720

FRANKLIN INCOME FUND - R CLASS
  BAND 125
   2018                                              $ 1.34                       $  1.25                         183,201
   2017                                                1.26                          1.34                         147,409
   2016                                                1.09                          1.26                         506,335
   2015                                                1.21                          1.09                         485,992
   2014                                                1.18                          1.21                         270,692
   2013                                                1.05                          1.18                         167,382

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                             $ 1.36                        $ 1.27                        278,245
   2017                                               1.27                          1.36                        248,710
   2016                                               1.10                          1.27                        148,441
   2015                                               1.21                          1.10                        133,662
   2014                                               1.19                          1.21                        114,690

  BAND 50
   2018                                             $ 1.39                        $ 1.31                         12,407
   2017                                               1.30                          1.39                         16,984
   2016                                               1.12                          1.30                         17,176
   2015                                               1.23                          1.12                         16,961
   2014                                               1.19                          1.23                         20,186

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - R CLASS
  BAND 125
   2018                                             $ 1.53                        $ 1.34                         38,458
   2017                                               1.42                          1.53                        269,306
   2016                                               1.28                          1.42                        234,161
   2015                                               1.35                          1.28                        286,501
   2014                                               1.30                          1.35                        427,253
   2013                                               1.05                          1.30                         74,839

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - Z CLASS
  BAND 125
   2018                                             $ 1.57                        $ 1.38                      9,131,278
   2017                                               1.45                          1.57                      2,549,252
   2016                                               1.30                          1.45                      2,265,558
   2015                                               1.36                          1.30                      2,011,795
   2014                                               1.31                          1.36                      1,378,183
   2013                                               1.05                          1.31                      1,252,273

FRANKLIN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2018                                             $ 2.00                        $ 1.73                        206,745
   2017                                               1.84                          2.00                        410,058
   2016                                               1.43                          1.84                        853,644
   2015                                               1.58                          1.43                        863,033
   2014                                               1.59                          1.58                        566,857
   2013                                               1.20                          1.59                        325,485
   2012                                               1.03                          1.20                        248,472
   2011                                               1.08                          1.03                        193,727
   2010                                               0.86                          1.08                        136,988
   2009                                               0.66                          0.86                        119,602

  BAND 0
   2018                                             $ 2.31                        $ 2.01                             62
   2017                                               2.08                          2.31                             12
   2016                                               1.61                          2.08                              -
   2015                                               1.74                          1.61                            153

FRANKLIN SMALL CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2018                                             $ 1.34                        $ 1.16                         99,341
   2017                                               1.22                          1.34                         54,714
   2016                                               1.00 (05/12/16)               1.22                         22,965

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 1.96                         $ 1.68                           104,478
   2017                                                 1.79                           1.96                           249,746
   2016                                                 1.41                           1.79                           533,908
   2015                                                 1.55                           1.41                           668,193
   2014                                                 1.57                           1.55                         1,094,571
   2013                                                 1.18                           1.57                         1,395,115
   2012                                                 1.01                           1.18                         1,246,050
   2011                                                 1.07                           1.01                         1,069,292
   2010                                                 0.85                           1.07                         1,014,930
   2009                                                 0.66                           0.85                           775,651

  BAND 0
   2018                                               $ 2.25                         $ 1.96                            41,653
   2017                                                 2.04                           2.25                            43,626
   2016                                                 1.58                           2.04                            61,150
   2015                                                 1.71                           1.58                            86,536
   2014                                                 1.72                           1.71                            85,361
   2013                                                 1.28                           1.72                           134,712
   2012                                                 1.08                           1.28                           120,083
   2011                                                 1.13                           1.08                           137,854
   2010                                                 0.89                           1.13                           154,106
   2009                                                 0.68                           0.89                           138,740

FRANKLIN SMALL CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.02                         $ 0.89                               687

FRANKLIN SMALL-MID CAP GROWTH FUND - R CLASS
  BAND 125
   2018                                               $ 2.66                         $ 2.50                            61,007
   2017                                                 2.22                           2.66                            65,942
   2016                                                 2.16                           2.22                            72,339
   2015                                                 2.24                           2.16                           151,505
   2014                                                 2.11                           2.24                           145,814
   2013                                                 1.55                           2.11                           239,753
   2012                                                 1.42                           1.55                           181,475
   2011                                                 1.51                           1.42                           165,477
   2010                                                 1.19                           1.51                           131,161
   2009                                                 0.85                           1.19                           164,670

  BAND 100
   2018                                               $ 2.75                         $ 2.59                            24,136
   2017                                                 2.29                           2.75                            27,491
   2016                                                 2.22                           2.29                            37,352
   2015                                                 2.30                           2.22                            42,139
   2014                                                 2.16                           2.30                            62,735

FRANKLIN SMALL-MID CAP GROWTH FUND - ADVISOR CLASS
  BAND 125
   2018                                               $ 1.29                         $ 1.22                             6,577

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME FUND - A CLASS
  BAND 125
    2018                                             $ 1.16                       $ 1.13                          2,183
    2017                                               1.13                         1.16                          2,169
    2016                                               1.06                         1.13                         66,035
    2015                                               1.12                         1.06                        158,969
    2014                                               1.11                         1.12                        235,731
    2013                                               1.09                         1.11                        218,663
    2012                                               0.98                         1.09                        126,672
    2011                                               1.00 (06/23/11)              0.98                          6,614

FRANKLIN STRATEGIC INCOME FUND - R CLASS
  BAND 125
    2018                                             $ 1.78                       $ 1.73                        850,694
    2017                                               1.73                         1.78                        910,231
    2016                                               1.63                         1.73                      1,420,444
    2015                                               1.73                         1.63                      1,738,704
    2014                                               1.72                         1.73                      2,057,988
    2013                                               1.70                         1.72                      2,132,926
    2012                                               1.53                         1.70                      2,923,210
    2011                                               1.52                         1.53                      3,563,035
    2010                                               1.39                         1.52                      3,200,435
    2009                                               1.12                         1.39                      2,585,525

  BAND 100
    2018                                             $ 1.85                       $ 1.79                         90,431
    2017                                               1.79                         1.85                        147,331
    2016                                               1.68                         1.79                        195,726
    2015                                               1.78                         1.68                        225,134
    2014                                               1.77                         1.78                        226,508
    2013                                               1.74                         1.77                          1,660

  BAND 0
    2018                                             $ 2.13                       $ 2.09                         91,942
    2017                                               2.05                         2.13                         86,673
    2016                                               1.90                         2.05                        110,318
    2015                                               1.99                         1.90                        254,334
    2014                                               1.96                         1.99                        224,423
    2013                                               1.91                         1.96                        256,216
    2012                                               1.70                         1.91                        500,825
    2011                                               1.66                         1.70                        433,435
    2010                                               1.50                         1.66                        465,888
    2009                                               1.20                         1.50                        445,797

FRANKLIN STRATEGIC INCOME FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.04                       $ 1.02                        826,537
    2017                                               1.01                         1.04                        890,317

FRANKLIN UTILITIES FUND - ADVISOR CLASS
  BAND 125
    2018                                             $ 1.12                       $ 1.14                        236,187
    2017                                               1.03                         1.12                        207,704

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN UTILITIES FUND - R CLASS
  BAND 125
    2018                                             $  1.12                       $ 1.13                          14,142
    2017                                                1.03                         1.12                          31,349

FRANKLIN UTILITIES FUND - R6 CLASS
  BAND 125
    2018                                             $  1.12                       $ 1.14                          38,130
    2017                                                1.03                         1.12                          34,010

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - ADMIN CLASS
  BAND 125
    2018                                             $  0.98                       $ 0.98                       8,713,777
    2017                                                0.99                         0.98                      10,681,204
    2016                                                1.00                         0.99                      11,422,677
    2015                                                1.00 (11/20/15)              1.00                      14,404,189

  BAND 0
    2018                                             $  1.01                       $ 1.02                         903,299
    2017                                                1.00                         1.01                         375,526
    2016                                                1.00                         1.00                         360,628
    2015                                                1.00 (11/20/15)              1.00                         349,173

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - RESOURCE CLASS
  BAND 125
    2018                                             $  0.98                       $ 0.97                       3,274,466
    2017                                                0.99                         0.98                       3,374,995
    2016                                                1.00                         0.99                       3,530,889
    2015                                                1.00 (11/20/15)              1.00                       2,847,205

  BAND 100
    2018                                             $  0.98                       $ 0.98                       2,589,034
    2017                                                0.99                         0.98                       3,428,958
    2016                                                1.00                         0.99                       2,590,713
    2015                                                1.00 (11/20/15)              1.00                       3,142,621

  BAND 50
    2018                                             $  0.99                       $ 1.00                         309,464
    2017                                                0.99                         0.99                         234,336
    2016                                                1.00                         0.99                         238,368
    2015                                                1.00 (11/20/15)              1.00                         124,832

  BAND 0
    2018                                             $  1.00                       $ 1.01                               -
    2017                                                1.00                         1.00                               -
    2016                                                1.00                         1.00                               -
    2015                                                1.00 (11/20/15)              1.00                         133,831

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - R6 CLASS
  BAND 125
    2018                                             $  0.99                       $ 1.00                         541,905
    2017                                                1.00                         0.99                          74,424

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - INVESTOR CLASS
  BAND 125
   2018                                              $ 1.81                        $ 1.69                         212,416
   2017                                                1.44                          1.81                         837,386
   2016                                                1.44                          1.44                       1,259,284
   2015                                                1.54                          1.44                       3,097,713
   2014                                                1.40                          1.54                       2,915,199
   2013                                                1.07                          1.40                       1,845,859

  BAND 0
   2018                                              $ 1.93                        $ 1.83                       1,072,690
   2017                                                1.52                          1.93                       1,011,962
   2016                                                1.49                          1.52                         961,754
   2015                                                1.58                          1.49                           2,842
   2014                                                1.42                          1.58                             464

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
   2018                                              $ 1.77                        $ 1.66                          36,132
   2017                                                1.42                          1.77                          81,844
   2016                                                1.42                          1.42                          78,492
   2015                                                1.53                          1.42                          87,674
   2014                                                1.39                          1.53                          82,658
   2013                                                1.07                          1.39                          18,883

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
   2018                                              $ 1.45                        $ 1.28                          30,468
   2017                                                1.20                          1.45                          22,295
   2016                                                1.15                          1.20                          18,789
   2015                                                1.15                          1.15                          15,656
   2014                                                1.14                          1.15                          18,793
   2013                                                0.97                          1.14                          15,488
   2012                                                0.85                          0.97                          12,599
   2011                                                0.92                          0.85                          19,763
   2010                                                0.83                          0.92                          27,406
   2009                                                0.65                          0.83                         221,724

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - SERVICE CLASS
  BAND 125
   2018                                              $ 1.37                        $ 1.20                         112,462
   2017                                                1.15                          1.37                         104,502
   2016                                                1.09                          1.15                               -
   2015                                                1.11                          1.09                               -
   2014                                                1.10                          1.11                             176
   2013                                                0.94                          1.10                          23,650
   2012                                                0.83                          0.94                             171
   2011                                                0.90                          0.83                               8

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.10                        $ 0.92                       2,080,339
    2017                                               0.86                          1.10                       1,190,187
    2016                                               0.84                          0.86                         319,462
    2015                                               0.80                          0.84                          94,318
    2014                                               0.87                          0.80                         321,448
    2013                                               0.72                          0.87                         389,947
    2012                                               0.62                          0.72                         350,655
    2011                                               0.74                          0.62                         347,434
    2010                                               0.70                          0.74                         453,608
    2009                                               0.55                          0.70                           4,644

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.27                        $ 1.06                         287,742
    2017                                               0.99                          1.27                          39,166

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND - SERVICE CLASS
  BAND 125
    2018                                             $ 1.05                        $ 0.87                         288,436
    2017                                               0.82                          1.05                         455,345
    2016                                               0.81                          0.82                         142,693
    2015                                               0.77                          0.81                          89,335
    2014                                               0.85                          0.77                         110,733
    2013                                               0.70                          0.85                         126,418
    2012                                               0.61                          0.70                         116,905
    2011                                               0.73                          0.61                         133,293
    2010                                               0.69                          0.73                          30,374
    2009                                               0.55                          0.69                           6,138

  BAND 0
    2018                                             $ 1.19                        $ 1.00                          72,379
    2017                                               0.92                          1.19                           3,940
    2016                                               0.89                          0.92                           1,999
    2015                                               0.84                          0.89                           2,277
    2014                                               0.91                          0.84                             394
    2013                                               0.74                          0.91                             296
    2012                                               0.64                          0.74                             295
    2011                                               0.76                          0.64                             295
    2010                                               0.71                          0.76                           1,023

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - INVESTOR CLASS
  BAND 125
    2018                                             $ 1.38                        $ 1.30                      11,522,188
    2017                                               1.08                          1.38                      12,226,032
    2016                                               1.00 (05/12/16)               1.08                       3,108,884

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.27                        $ 1.20                       1,358,699
    2017                                               0.99                          1.27                         570,155

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - SERVICE CLASS
  BAND 125
   2018                                              $ 1.37                       $  1.29                      3,344,304
   2017                                                1.07                          1.37                      5,023,952
   2016                                                1.00 (05/12/16)               1.07                      1,338,411

  BAND 0
   2018                                              $ 1.40                       $  1.33                        375,955
   2017                                                1.08                          1.40                      1,131,588

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - INVESTOR CLASS
  BAND 125
   2018                                              $ 1.34                       $  1.21                        680,256
   2017                                                1.14                          1.34                      1,734,506
   2016                                                1.01                          1.14                      1,703,539
   2015                                                1.05                          1.01                      1,086,997

  BAND 0
   2018                                              $ 1.40                       $  1.28                        849,924
   2017                                                1.18                          1.40                        632,428
   2016                                                1.03                          1.18                        622,526

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.17                       $  1.05                      1,442,947
   2017                                                0.99                          1.17                         36,393

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - SERVICE CLASS
  BAND 125
   2018                                              $ 1.33                       $  1.19                         57,787
   2017                                                1.13                          1.33                         46,637
   2016                                                1.00                          1.13                        106,987
   2015                                                1.05                          1.00                         88,578
   2014                                                1.00 (06/26/14)               1.05                          8,801

GOLDMAN SACHS MID CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                              $ 1.90                       $  1.68                      1,289,984
   2017                                                1.73                          1.90                      3,252,710
   2016                                                1.55                          1.73                      6,601,201
   2015                                                1.73                          1.55                     10,954,862
   2014                                                1.54                          1.73                     18,309,418
   2013                                                1.17                          1.54                     22,358,450
   2012                                                1.00                          1.17                     24,447,733
   2011                                                1.08                          1.00                     26,384,653
   2010                                                0.88                          1.08                     17,112,312
   2009                                                0.67                          0.88                     13,669,796

GOLDMAN SACHS MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.07                       $  0.95                        208,826

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MID CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2018                                             $ 1.80                        $ 1.58                        716,897
   2017                                               1.65                          1.80                        946,108
   2016                                               1.48                          1.65                      1,281,932
   2015                                               1.66                          1.48                      3,864,775
   2014                                               1.48                          1.66                      4,423,287
   2013                                               1.14                          1.48                      4,212,873
   2012                                               0.97                          1.14                      3,173,330
   2011                                               1.06                          0.97                      2,600,690
   2010                                               0.86                          1.06                       1,301.13
   2009                                               0.66                          0.86                        831,982

  BAND 100
   2018                                             $ 1.85                        $ 1.63                        344,750
   2017                                               1.69                          1.85                        440,344
   2016                                               1.51                          1.69                        554,874
   2015                                               1.69                          1.51                        703,404
   2014                                               1.51                          1.69                        700,443
   2013                                               1.15                          1.51                         21,840
   2012                                               0.99                          1.15                          5,646
   2011                                               1.07                          0.99                          4,508
   2010                                               0.87                          1.07                          3,280
   2009                                               0.66                          0.87                          2,957

  BAND 0
   2018                                             $ 2.07                        $ 1.84                              -
   2017                                               1.87                          2.07                              -
   2016                                               1.66                          1.87                         26,918
   2015                                               1.84                          1.66                        260,475
   2014                                               1.62                          1.84                        573,330
   2013                                               1.23                          1.62                      1,401,978
   2012                                               1.04                          1.23                      1,054,181
   2011                                               1.11                          1.04                      1,050,669
   2010                                               0.90                          1.11                        731,347
   2009                                               0.68                          0.90                        596,591

GOLDMAN SACHS SMALL CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $ 2.34                        $ 1.99                      7,055,491
   2017                                               2.11                          2.34                     10,057,661
   2016                                               1.71                          2.11                      9,772,315
   2015                                               1.83                          1.71                      9,885,693
   2014                                               1.73                          1.83                      8,177,687
   2013                                               1.26                          1.73                     10,946,223
   2012                                               1.10                          1.26                     10,303,579
   2011                                               1.10                          1.10                      5,033,159
   2010                                               0.88                          1.10                      1,797,944
   2009                                               0.70                          0.88                         52,978

  BAND 0
   2018                                             $ 2.69                        $ 2.31                        559,164
   2017                                               2.39                          2.69                        619,089
   2016                                               1.92                          2.39                        667,276

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS SMALL CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.09                         $ 0.93                         4,475,942
   2017                                                 0.98                           1.09                         2,220,138

GOLDMAN SACHS SMALL CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2018                                               $ 2.21                         $ 1.87                         2,572,346
   2017                                                 2.00                           2.21                         4,379,391
   2016                                                 1.64                           2.00                         4,529,359
   2015                                                 1.76                           1.64                         5,490,721
   2014                                                 1.67                           1.76                         6,049,721
   2013                                                 1.22                           1.67                         5,909,808
   2012                                                 1.07                           1.22                         3,474,953
   2011                                                 1.08                           1.07                         1,513,340
   2010                                                 0.87                           1.08                           311,468
   2009                                                 0.69                           0.87                             7,737

  BAND 100
   2018                                               $ 2.27                         $ 1.93                           335,374
   2017                                                 2.05                           2.27                           460,554
   2016                                                 1.67                           2.05                           573,386
   2015                                                 1.80                           1.67                           630,969
   2014                                                 1.70                           1.80                           750,736
   2013                                                 1.24                           1.70                             4,722
   2012                                                 1.08                           1.24                               506

  BAND 0
   2018                                               $ 2.54                         $ 2.18                            41,508
   2017                                                 2.28                           2.54                           324,368
   2016                                                 1.83                           2.28                           317,282
   2015                                                 1.95                           1.83                           338,164
   2014                                                 1.83                           1.95                           473,450
   2013                                                 1.32                           1.83                           698,330
   2012                                                 1.14                           1.32                           513,562
   2011                                                 1.14                           1.14                           153,139
   2010                                                 0.90                           1.14                            19,616
   2009                                                 0.71                           0.90                           138,779

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                               $ 3.28                         $ 3.33                         1,227,172
   2017                                                 2.40                           3.28                         1,514,022
   2016                                                 2.28                           2.40                         3,306,722
   2015                                                 2.14                           2.28                         3,388,968
   2014                                                 1.96                           2.14                         3,540,499
   2013                                                 1.54                           1.96                         3,107,712
   2012                                                 1.29                           1.54                         2,879,700
   2011                                                 1.49                           1.29                         4,852,944
   2010                                                 1.21                           1.49                         3,882,914
   2009                                                 0.72                           1.21                         3,474,911

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
    2018                                             $ 3.11                        $ 3.14                         281,038
    2017                                               2.28                          3.11                         205,939
    2016                                               2.18                          2.28                         243,693
    2015                                               2.05                          2.18                         375,842
    2014                                               1.89                          2.05                         451,717
    2013                                               1.49                          1.89                         936,612
    2012                                               1.25                          1.49                       1,006,743
    2011                                               1.46                          1.25                         956,437
    2010                                               1.19                          1.46                         454,025
    2009                                               0.72                          1.19                         378,858

  BAND 100
    2018                                             $ 3.20                        $ 3.23                          75,870
    2017                                               2.34                          3.20                          38,885
    2016                                               2.23                          2.34                          43,283
    2015                                               2.10                          2.23                          65,871
    2014                                               1.93                          2.10                          52,085
    2013                                               1.51                          1.93                               -
    2012                                               1.27                          1.51                           8,079

  BAND 0
    2018                                             $ 3.58                        $ 3.65                               -
    2017                                               2.59                          3.58                               -
    2016                                               2.45                          2.59                               -
    2015                                               2.27                          2.45                          46,222
    2014                                               2.07                          2.27                          27,933
    2013                                               1.61                          2.07                          29,413
    2012                                               1.34                          1.61                          25,725
    2011                                               1.54                          1.34                         270,374
    2010                                               1.24                          1.54                          30,058

GOLDMAN SACHS U.S. EQUITY INSIGHTS - INVESTOR CLASS
  BAND 125
    2018                                             $ 1.40                        $ 1.29                         574,550
    2017                                               1.14                          1.40                         440,088
    2016                                               1.04                          1.14                         539,344
    2015                                               1.07                          1.04                             143

GOLDMAN SACHS U.S. EQUITY INSIGHTS - R6 CLASS
  BAND 125
    2018                                             $ 1.11                        $ 1.03                         431,655

GOLDMAN SACHS U.S. EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
    2018                                             $ 1.38                        $ 1.27                         886,769
    2017                                               1.13                          1.38                       1,112,868
    2016                                               1.04                          1.13                       1,292,546
    2015                                               1.07                          1.04                         369,759

HARTFORD SCHRODERS US SMALL/MID-CAP OPPORTUNITIES FUND - R4 CLASS
  BAND 125
    2018                                             $ 1.00 (06/21/18)             $ 0.87                         160,184

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

HENSSLER EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $ 1.91                       $  1.68                              -
    2017                                            1.74                          1.91                              -
    2016                                            1.54                          1.74                              -
    2015                                            1.61                          1.54                              -
    2014                                            1.48                          1.61                            396
    2013                                            1.10                          1.48                            318
    2012                                            1.02                          1.10                            122

HENSSLER EQUITY FUND - INVESTOR CLASS
  BAND 125
    2018                                          $ 1.89                       $  1.65                              -
    2017                                            1.74                          1.89                              -
    2016                                            1.54                          1.74                              -
    2015                                            1.61                          1.54                              -
    2014                                            1.49                          1.61                              -
    2013                                            1.11                          1.49                              -
    2012                                            1.05                          1.11                         20,638
    2011                                            1.07                          1.05                        258,006

INVESCO AMERICAN FRANCHISE FUND - A CLASS
  BAND 125
    2018                                          $ 1.80                       $  1.71                         93,578
    2017                                            1.44                          1.80                         91,077
    2016                                            1.42                          1.44                        107,724
    2015                                            1.37                          1.42                        115,973
    2014                                            1.28                          1.37                        184,886
    2013                                            1.00 (06/20/13)               1.28                        224,004

  BAND 100
    2018                                          $ 1.82                       $  1.74                         19,685
    2017                                            1.45                          1.82                         41,355
    2016                                            1.43                          1.45                         48,740
    2015                                            1.38                          1.43                         69,921
    2014                                            1.29                          1.38                         98,727

INVESCO AMERICAN VALUE FUND - A CLASS
  BAND 125
    2018                                          $ 1.13                       $  0.97                              -
    2017                                            1.04                          1.13                        327,924
    2016                                            0.91                          1.04                        424,597
    2015                                            1.01                          0.91                        461,195

INVESCO AMERICAN VALUE FUND - Y CLASS
  BAND 125
    2018                                          $ 1.14                       $  0.98                        197,809
    2017                                            1.05                          1.14                        195,520
    2016                                            0.92                          1.05                        181,107
    2015                                            1.02                          0.92                        172,755

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO COMSTOCK FUND - A CLASS
  BAND 125
   2018                                             $ 1.94                        $ 1.68                        176,032
   2017                                               1.67                          1.94                        530,523
   2016                                               1.43                          1.67                      3,426,200
   2015                                               1.54                          1.43                      4,064,057
   2014                                               1.43                          1.54                      5,236,492
   2013                                               1.07                          1.43                      1,370,285

  BAND 0
   2018                                             $ 2.07                        $ 1.82                         21,469
   2017                                               1.76                          2.07                         17,661
   2016                                               1.49                          1.76                         13,345
   2015                                               1.58                          1.49                          8,334
   2014                                               1.45                          1.58                          3,742

INVESCO COMSTOCK FUND - R CLASS
  BAND 125
   2018                                             $ 1.92                        $ 1.66                        746,965
   2017                                               1.65                          1.92                      1,215,221
   2016                                               1.42                          1.65                      1,322,299
   2015                                               1.54                          1.42                      1,411,951
   2014                                               1.43                          1.54                      1,038,349
   2013                                               1.07                          1.43                        378,271

INVESCO DIVERSIFIED DIVIDEND FUND - A CLASS
  BAND 125
   2018                                             $ 1.82                        $ 1.66                      2,995,186
   2017                                               1.70                          1.82                      5,244,996
   2016                                               1.51                          1.70                      7,286,919
   2015                                               1.50                          1.51                      5,466,473
   2014                                               1.36                          1.50                      3,524,783
   2013                                               1.06                          1.36                      4,148,920
   2012                                               0.92                          1.06                      1,165,196
   2011                                               1.00 (04/28/11)               0.92                        280,486

  BAND 100
   2018                                             $ 1.85                        $ 1.69                        453,543
   2017                                               1.73                          1.85                        613,738
   2016                                               1.52                          1.73                        724,575
   2015                                               1.51                          1.52                        602,628
   2014                                               1.36                          1.51                        560,156
   2013                                               1.07                          1.36                         12,177
   2012                                               0.92                          1.07                         32,253
   2011                                               1.00 (04/28/11)               0.92                         29,579

  BAND 0
   2018                                             $ 1.98                        $ 1.82                         60,429
   2017                                               1.83                          1.98                         73,218
   2016                                               1.60                          1.83                        810,058
   2015                                               1.57                          1.60                        391,720
   2014                                               1.40                          1.57                        973,987
   2013                                               1.09                          1.40                        978,198
   2012                                               0.93                          1.09                        844,152

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO DIVERSIFIED DIVIDEND FUND - INVESTOR CLASS
  BAND 125
   2018                                             $ 1.82                        $ 1.66                     19,152,763
   2017                                               1.70                          1.82                     21,564,671
   2016                                               1.51                          1.70                     21,396,972
   2015                                               1.50                          1.51                     13,851,209
   2014                                               1.36                          1.50                      4,230,806
   2013                                               1.06                          1.36                      3,697,834
   2012                                               0.92                          1.06                      2,110,217
   2011                                               1.00 (04/28/11)               0.92                         46,480

INVESCO DIVERSIFIED DIVIDEND FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.08                        $ 0.99                      6,496,276
   2017                                               1.01                          1.08                      6,371,906

  BAND 75
   2018                                             $ 1.09                        $ 1.00                        632,005

INVESCO ENERGY FUND - A CLASS
  BAND 125
   2018                                             $ 2.34                        $ 1.69                        432,200
   2017                                               2.59                          2.34                        444,482
   2016                                               2.10                          2.59                        595,808
   2015                                               3.01                          2.10                        715,359
   2014                                               3.69                          3.01                        842,352
   2013                                               3.05                          3.69                      1,047,613
   2012                                               3.13                          3.05                      1,029,105
   2011                                               3.46                          3.13                      1,080,342
   2010                                               3.00                          3.46                        935,606
   2009                                               2.11                          3.00                        833,898

  BAND 100
   2018                                             $ 2.43                        $ 1.76                         33,190
   2017                                               2.67                          2.43                         64,109
   2016                                               2.17                          2.67                         56,468
   2015                                               3.10                          2.17                        108,914
   2014                                               3.78                          3.10                         62,565
   2013                                               3.12                          3.78                         20,879
   2012                                               3.20                          3.12                         19,924
   2011                                               3.52                          3.20                         17,319
   2010                                               3.05                          3.52                         18,875
   2009                                               2.14                          3.05                         20,999

  BAND 0
   2018                                             $ 2.81                        $ 2.06                              -
   2017                                               3.07                          2.81                              -
   2016                                               2.46                          3.07                              -
   2015                                               3.49                          2.46                          1,955
   2014                                               4.21                          3.49                          1,955
   2013                                               3.45                          4.21                          1,955
   2012                                               3.50                          3.45                         21,624
   2011                                               3.81                          3.50                         27,209
   2010                                               3.27                          3.81                         26,621
   2009                                               2.27                          3.27                         20,999

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
    2018                                            $ 1.95                          $  1.41                           284,852
    2017                                              2.15                             1.95                           357,474
    2016                                              1.75                             2.15                           959,894
    2015                                              2.51                             1.75                           865,207
    2014                                              3.07                             2.51                         1,011,001
    2013                                              2.54                             3.07                           839,801
    2012                                              2.61                             2.54                           821,822
    2011                                              2.88                             2.61                           704,853
    2010                                              2.50                             2.88                           614,977
    2009                                              1.76                             2.50                           518,715

INVESCO FLOATING RATE FUND - Y CLASS
  BAND 125
    2018                                            $ 1.07                          $  1.06                           131,323
    2017                                              1.04                             1.07                            88,854
    2016                                              0.95                             1.04                            58,298

INVESCO GLOBAL HEALTH CARE FUND - A CLASS
  BAND 125
    2018                                            $ 2.96                          $  2.94                           118,548
    2017                                              2.59                             2.96                           144,605
    2016                                              2.98                             2.59                           157,897
    2015                                              2.93                             2.98                           340,886
    2014                                              2.46                             2.93                           343,391
    2013                                              1.75                             2.46                           599,250
    2012                                              1.47                             1.75                           303,020
    2011                                              1.43                             1.47                           331,390
    2010                                              1.38                             1.43                           239,453
    2009                                              1.10                             1.38                           151,848

  BAND 100
    2018                                            $ 3.07                          $  3.05                            55,482
    2017                                              2.68                             3.07                            56,938
    2016                                              3.07                             2.68                            70,293
    2015                                              3.01                             3.07                           129,326
    2014                                              2.53                             3.01                            81,933
    2013                                              1.79                             2.53                             9,900
    2012                                              1.50                             1.79                             9,632
    2011                                              1.45                             1.50                             9,136
    2010                                              1.40                             1.45                             9,010
    2009                                              1.11                             1.40                             9,212

  BAND 0
    2018                                            $ 3.56                          $  3.57                                 -
    2017                                              3.08                             3.56                                 -
    2016                                              3.49                             3.08                                 -
    2015                                              3.39                             3.49                                 -
    2014                                              2.81                             3.39                                 -
    2013                                              1.97                             2.81                                 -
    2012                                              1.63                             1.97                                 -
    2011                                              1.57                             1.63                             1,110
    2010                                              1.50                             1.57                             1,172
    2009                                              1.18                             1.50                               953

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2018                                          $ 2.50                        $ 2.48                          99,422
    2017                                            2.19                          2.50                          81,902
    2016                                            2.52                          2.19                          89,423
    2015                                            2.47                          2.52                         205,633
    2014                                            2.08                          2.47                       1,119,202
    2013                                            1.48                          2.08                         426,331
    2012                                            1.24                          1.48                          88,513
    2011                                            1.20                          1.24                         204,852
    2010                                            1.17                          1.20                         278,305
    2009                                            0.93                          1.17                         272,939

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - A CLASS
  BAND 125
    2018                                          $ 2.00                        $ 1.77                          62,255
    2017                                            1.75                          2.00                          62,173
    2016                                            1.72                          1.75                          85,426
    2015                                            1.87                          1.72                          87,050
    2014                                            1.90                          1.87                          88,499
    2013                                            1.49                          1.90                          61,500
    2012                                            1.33                          1.49                          67,782
    2011                                            1.39                          1.33                         113,237
    2010                                            1.24                          1.39                          94,735
    2009                                            0.99                          1.24                          95,652

  BAND 100
    2018                                          $ 2.08                        $ 1.84                          12,962
    2017                                            1.81                          2.08                          28,927
    2016                                            1.77                          1.81                          31,547
    2015                                            1.92                          1.77                          49,834
    2014                                            1.95                          1.92                          60,916

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - R5 CLASS
  BAND 125
    2018                                          $ 1.14                        $ 1.02                           1,635
    2017                                            1.00                          1.14                         196,643
    2016                                            0.97                          1.00                         355,834
    2015                                            1.05                          0.97                         475,474
    2014                                            1.07                          1.05                         616,109
    2013                                            0.83                          1.07                         266,003
    2012                                            0.74                          0.83                         264,542
    2011                                            0.77                          0.74                         320,471
    2010                                            0.68                          0.77                         365,161
    2009                                            0.54                          0.68                       2,435,634

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
   2018                                               $ 1.42                         $ 1.18                           137,426
   2017                                                 1.17                           1.42                           129,495
   2016                                                 1.20                           1.17                           144,730
   2015                                                 1.25                           1.20                           385,133
   2014                                                 1.27                           1.25                           677,035
   2013                                                 1.09                           1.27                           675,021
   2012                                                 0.96                           1.09                           671,993
   2011                                                 1.05                           0.96                           251,532
   2010                                                 0.95                           1.05                           220,873
   2009                                                 0.71                           0.95                            86,564

  BAND 0
   2018                                               $ 1.63                         $ 1.38                            10,614
   2017                                                 1.33                           1.63                            10,019
   2016                                                 1.35                           1.33                             9,237
   2015                                                 1.39                           1.35                             7,544
   2014                                                 1.39                           1.39                            12,266
   2013                                                 1.18                           1.39                            30,480
   2012                                                 1.02                           1.18                            26,978
   2011                                                 1.10                           1.02                            22,719
   2010                                                 0.98                           1.10                            17,295

INVESCO INTERNATIONAL GROWTH FUND - R5 CLASS
  BAND 125
   2018                                               $ 1.52                         $ 1.28                         2,760,817
   2017                                                 1.25                           1.52                         2,212,509
   2016                                                 1.27                           1.25                         2,470,307
   2015                                                 1.32                           1.27                         2,437,905
   2014                                                 1.33                           1.32                         1,006,821
   2013                                                 1.13                           1.33                           913,600
   2012                                                 0.99                           1.13                           636,660
   2011                                                 1.08                           0.99                           888,728
   2010                                                 0.97                           1.08                           833,234
   2009                                                 0.72                           0.97                           674,931

  BAND 0
   2018                                               $ 1.75                         $ 1.49                         1,145,490
   2017                                                 1.42                           1.75                         1,233,029
   2016                                                 1.43                           1.42                         1,335,150
   2015                                                 1.46                           1.43                         1,603,106
   2014                                                 1.46                           1.46                         1,678,182
   2013                                                 1.23                           1.46                         1,721,215
   2012                                                 1.06                           1.23                         1,694,689
   2011                                                 1.14                           1.06                         1,746,814
   2010                                                 1.01                           1.14                         1,852,113

INVESCO INTERNATIONAL GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.23                         $ 1.03                             1,389

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO MID CAP CORE EQUITY FUND - A CLASS
  BAND 125
   2018                                               $ 2.43                         $ 2.11                            67,081
   2017                                                 2.14                           2.43                           145,241
   2016                                                 1.93                           2.14                           259,199
   2015                                                 2.05                           1.93                         1,030,485
   2014                                                 1.98                           2.05                         1,471,345
   2013                                                 1.55                           1.98                         2,103,627
   2012                                                 1.42                           1.55                         2,557,061
   2011                                                 1.54                           1.42                         3,252,099
   2010                                                 1.38                           1.54                         2,937,721
   2009                                                 1.08                           1.38                         2,450,560

  BAND 0
   2018                                               $ 2.95                         $ 2.60                                 -
   2017                                                 2.56                           2.95                                 -
   2016                                                 2.29                           2.56                                 -
   2015                                                 2.39                           2.29                                 -
   2014                                                 2.29                           2.39                                 -
   2013                                                 1.77                           2.29                                 -
   2012                                                 1.61                           1.77                            48,740
   2011                                                 1.71                           1.61                            26,620
   2010                                                 1.52                           1.71                            14,721

INVESCO MID CAP CORE EQUITY FUND - R CLASS
  BAND 125
   2018                                               $ 2.37                         $ 2.06                           468,734
   2017                                                 2.09                           2.37                           509,742
   2016                                                 1.90                           2.09                           761,274
   2015                                                 2.01                           1.90                         1,074,234
   2014                                                 1.95                           2.01                         1,265,951
   2013                                                 1.54                           1.95                         2,050,918
   2012                                                 1.41                           1.54                         2,608,891
   2011                                                 1.53                           1.41                         2,712,405
   2010                                                 1.38                           1.53                         2,742,986
   2009                                                 1.08                           1.38                         2,202,312

  BAND 100
   2018                                               $ 2.46                         $ 2.14                           104,218
   2017                                                 2.16                           2.46                           136,054
   2016                                                 1.95                           2.16                           153,346
   2015                                                 2.07                           1.95                           126,470
   2014                                                 2.00                           2.07                           157,292
   2013                                                 1.57                           2.00                             9,225
   2012                                                 1.44                           1.57                            28,050
   2011                                                 1.56                           1.44                            28,490
   2010                                                 1.40                           1.56                            20,516
   2009                                                 1.09                           1.40                            20,683

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                             $  2.64                       $ 2.31                          13,233
   2017                                                2.31                         2.64                          13,600
   2016                                                2.08                         2.31                          27,520
   2015                                                2.19                         2.08                          50,695
   2014                                                2.11                         2.19                          30,661
   2013                                                1.65                         2.11                          26,740
   2012                                                1.50                         1.65                          23,096
   2011                                                1.61                         1.50                          23,609
   2010                                                1.45                         1.61                          12,134
   2009                                                1.12                         1.45                            1.45

  BAND 0
   2018                                             $  2.83                       $ 2.49                               -
   2017                                                2.47                         2.83                               -
   2016                                                2.21                         2.47                               -
   2015                                                2.32                         2.21                           8,134
   2014                                                2.22                         2.32                          10,194
   2013                                                1.72                         2.22                          75,895
   2012                                                1.57                         1.72                         222,176
   2011                                                1.67                         1.57                         202,151
   2010                                                1.49                         1.67                         133,941
   2009                                                1.15                         1.49                          92,707

INVESCO MID CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  1.51                       $ 1.41                          72,282
   2017                                                1.25                         1.51                          63,865
   2016                                                1.26                         1.25                         118,681
   2015                                                1.26                         1.26                          81,180
   2014                                                1.18                         1.26                          94,154
   2013                                                1.00 (07/01/13)              1.18                         110,687

INVESCO MID CAP GROWTH FUND - R CLASS
  BAND 125
   2018                                             $  1.68                       $ 1.56                               1
   2017                                                1.40                         1.68                               -
   2016                                                1.41                         1.40                               -
   2015                                                1.42                         1.41                               1
   2014                                                1.33                         1.42                          20,442
   2013                                                0.99                         1.33                          17,636

  BAND 100
   2018                                             $  1.71                       $ 1.59                          11,449
   2017                                                1.42                         1.71                           5,851
   2016                                                1.43                         1.42                           3,678
   2015                                                1.43                         1.43                           4,429
   2014                                                1.34                         1.43                           7,522
   2013                                                0.99                         1.34                           5,690
   2012                                                1.00 (04/12/12)              0.99                           4,757

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO MID CAP GROWTH FUND - R5 CLASS
  BAND 125
   2018                                             $ 1.75                        $ 1.63                        698,080
   2017                                               1.44                          1.75                        654,005
   2016                                               1.45                          1.44                        492,137
   2015                                               1.44                          1.45                        506,173
   2014                                               1.35                          1.44                        413,971
   2013                                               0.99                          1.35                         25,674
   2012                                               1.00 (04/12/12)               0.99                         21,091

INVESCO SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                             $ 3.34                        $ 3.00                      3,033,878
   2017                                               2.71                          3.34                      3,304,165
   2016                                               2.46                          2.71                      3,805,368
   2015                                               2.54                          2.46                      2,928,831
   2014                                               2.39                          2.54                      1,624,938
   2013                                               1.73                          2.39                      1,374,234
   2012                                               1.48                          1.73                      1,839,885
   2011                                               1.52                          1.48                        315,928
   2010                                               1.22                          1.52                        437,613
   2009                                               0.92                          1.22                        180,494

  BAND 0
   2018                                             $ 4.06                        $ 3.69                              -
   2017                                               3.25                          4.06                              -
   2016                                               2.92                          3.25                              -
   2015                                               2.97                          2.92                        200,188
   2014                                               2.76                          2.97                        170,375
   2013                                               1.97                          2.76                        182,618
   2012                                               1.67                          1.97                        104,686
   2011                                               1.69                          1.67                        126,374
   2010                                               1.34                          1.69                         68,326

INVESCO SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2018                                             $ 3.20                        $ 2.87                        836,789
   2017                                               2.60                          3.20                        947,919
   2016                                               2.37                          2.60                      1,281,456
   2015                                               2.45                          2.37                      1,085,659
   2014                                               2.31                          2.45                      1,270,210
   2013                                               1.68                          2.31                        988,520
   2012                                               1.44                          1.68                        946,450
   2011                                               1.48                          1.44                        499,134
   2010                                               1.19                          1.48                        353,974
   2009                                               0.90                          1.19                        271,805

  BAND 100
   2018                                             $ 3.31                        $ 2.98                        109,460
   2017                                               2.69                          3.31                        144,704
   2016                                               2.44                          2.69                        159,464
   2015                                               2.52                          2.44                        145,368
   2014                                               2.37                          2.52                        107,547
   2013                                               1.72                          2.37                          5,325

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 3.82                         $ 3.47                            4,119
   2017                                                 3.07                           3.82                            3,320
   2016                                                 2.76                           3.07                          144,073
   2015                                                 2.82                           2.76                           18,447
   2014                                                 2.63                           2.82                          135,104
   2013                                                 1.88                           2.63                          113,845
   2012                                                 1.60                           1.88                          173,976
   2011                                                 1.62                           1.60                            7,952
   2010                                                 1.29                           1.62                              649

INVESCO SMALL CAP GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.20                         $ 1.09                        1,167,385
   2017                                                 0.97                           1.20                           44,045

INVESCO TECHNOLOGY FUND - A CLASS
  BAND 125
   2018                                               $ 3.24                         $ 3.17                           92,191
   2017                                                 2.43                           3.24                           80,886
   2016                                                 2.49                           2.43                           42,786
   2015                                                 2.37                           2.49                           97,805
   2014                                                 2.17                           2.37                           91,266
   2013                                                 1.76                           2.17                           74,943
   2012                                                 1.61                           1.76                           92,035
   2011                                                 1.69                           1.61                           87,089
   2010                                                 1.41                           1.69                          118,892
   2009                                                 0.91                           1.41                          105,920

  BAND 100
   2018                                               $ 3.36                         $ 3.30                           30,655
   2017                                                 2.52                           3.36                           30,517
   2016                                                 2.57                           2.52                                -
   2015                                                 2.44                           2.57                           10,153

INVESCO TECHNOLOGY FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.56                         $ 1.53                           26,019
   2017                                                 1.17                           1.56                           43,586
   2016                                                 1.20                           1.17                           38,719
   2015                                                 1.14                           1.20                           73,260
   2014                                                 1.04                           1.14                           50,331
   2013                                                 0.84                           1.04                           65,544
   2012                                                 0.77                           0.84                          212,016
   2011                                                 0.81                           0.77                          193,792
   2010                                                 0.68                           0.81                          281,888
   2009                                                 0.43                           0.68                          272,815

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
    2018                                             $ 1.70                       $ 1.35                          1,550
    2017                                               1.47                         1.70                          8,620
    2016                                               1.26                         1.47                          8,179
    2015                                               1.43                         1.26                         44,376
    2014                                               1.36                         1.43                        279,157
    2013                                               1.04                         1.36                        259,271
    2012                                               0.89                         1.04                        298,615
    2011                                               1.00 (04/28/11)              0.89                        317,722

INVESCO VALUE OPPORTUNITIES FUND - R CLASS
  BAND 125
    2018                                             $ 1.72                       $ 1.36                         87,716
    2017                                               1.49                         1.72                         84,672
    2016                                               1.28                         1.49                         64,459
    2015                                               1.45                         1.28                        128,149
    2014                                               1.39                         1.45                        112,453
    2013                                               1.06                         1.39                        113,518
    2012                                               0.92                         1.06                        106,329
    2011                                               1.00 (05/20/11)              0.92                         85,864

  BAND 100
    2018                                             $ 1.75                       $ 1.39                         14,086
    2017                                               1.51                         1.75                         14,090
    2016                                               1.30                         1.51                         14,097
    2015                                               1.47                         1.30                         49,840
    2014                                               1.39                         1.47                         45,493

IVY ASSET STRATEGY FUND - R CLASS
  BAND 125
    2018                                             $ 1.09                       $ 1.02                         44,241
    2017                                               0.94                         1.09                         37,438
    2016                                               1.01                         0.94                         31,105
    2015                                               1.12                         1.01                        116,298
    2014                                               1.20                         1.12                         75,114

IVY BALANCED FUND - R CLASS
  BAND 125
    2018                                             $ 1.29                       $ 1.23                             56
    2017                                               1.18                         1.29                             59
    2016                                               1.17                         1.18                            298
    2015                                               1.20                         1.17                            190
    2014                                               1.13                         1.20                            230

IVY BALANCED FUND - Y CLASS
  BAND 125
    2018                                             $ 1.31                       $ 1.25                         63,615
    2017                                               1.19                         1.31                        653,977
    2016                                               1.18                         1.19                      1,125,865
    2015                                               1.20                         1.18                      6,640,665
    2014                                               1.13                         1.20                      6,821,637
    2013                                               1.00 (06/20/13)              1.13                         20,422

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

IVY ENERGY FUND - R CLASS
  BAND 125
    2018                                             $ 1.00                        $ 0.64                           1,861
    2017                                               1.16                          1.00                          11,387
    2016                                               0.88                          1.16                         265,992

IVY ENERGY FUND - Y CLASS
  BAND 125
    2018                                             $ 1.00                        $ 0.65                         781,638
    2017                                               1.17                          1.00                         719,722
    2016                                               0.88                          1.17                         162,495

IVY HIGH INCOME FUND - R CLASS
  BAND 125
    2018                                             $ 1.17                        $ 1.12                          73,599
    2017                                               1.10                          1.17                         100,249
    2016                                               0.96                          1.10                         108,917
    2015                                               1.05                          0.96                         115,539
    2014                                               1.05                          1.05                         169,593
    2013                                               1.00 (06/20/13)               1.05                          90,481

IVY HIGH INCOME FUND - Y CLASS
  BAND 125
    2018                                             $ 1.19                        $ 1.14                         575,871
    2017                                               1.12                          1.19                         629,321
    2016                                               0.97                          1.12                       1,689,213
    2015                                               1.06                          0.97                       2,660,737
    2014                                               1.05                          1.06                       2,435,926

IVY SCIENCE AND TECHNOLOGY FUND - R CLASS
  BAND 125
    2018                                             $ 1.28                        $ 1.20                          14,919
    2017                                               0.98                          1.28                           4,704
    2016                                               0.98                          0.98                           2,105

  BAND 0
    2018                                             $ 1.31                        $ 1.24                               -
    2017                                               0.99                          1.31                               -
    2016                                               0.98                          0.99                          39,611

IVY SCIENCE AND TECHNOLOGY FUND - Y CLASS
  BAND 125
    2018                                             $ 1.29                        $ 1.21                          15,712
    2017                                               0.98                          1.29                          14,245

IVY SMALL CAP CORE FUND - N CLASS
  BAND 125
    2018                                             $ 1.10                        $ 0.98                           6,343

IVY SMALL CAP CORE FUND - R CLASS
  BAND 125
    2018                                             $ 1.09                        $ 0.96                          25,615
    2017                                               0.98                          1.09                           1,262

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

JANUS HENDERSON ENTERPRISE FUND - A CLASS
  BAND 125
   2018                                             $ 1.35                        $ 1.31                        998,069
   2017                                               1.08                          1.35                      1,191,069
   2016                                               1.00 (05/12/16)               1.08                        878,486

JANUS HENDERSON ENTERPRISE FUND - S CLASS
  BAND 125
   2018                                             $ 1.35                        $ 1.31                        423,918
   2017                                               1.08                          1.35                        380,160
   2016                                               1.00 (05/12/16)               1.08                         99,151

JANUS HENDERSON BALANCED FUND - N CLASS
  BAND 125
   2018                                             $ 1.17                        $ 1.16                      2,503,379
   2017                                               0.99                          1.17                        124,572

JANUS HENDERSON BALANCED FUND - R CLASS
  BAND 125
   2018                                             $ 1.65                        $ 1.63                      5,227,033
   2017                                               1.42                          1.65                      9,436,943
   2016                                               1.38                          1.42                     11,562,404
   2015                                               1.40                          1.38                      1,693,139
   2014                                               1.31                          1.40                        694,075
   2013                                               1.12                          1.31                        372,120
   2012                                               1.01                          1.12                        320,937
   2011                                               1.01                          1.01                        335,834

  BAND 100
   2018                                             $ 1.68                        $ 1.66                      1,503,080
   2017                                               1.44                          1.68                      1,778,536
   2016                                               1.40                          1.44                      2,058,251

  BAND 50
   2018                                             $ 1.74                        $ 1.73                      1,467,773
   2017                                               1.48                          1.74                      1,543,050
   2016                                               1.44                          1.48                      1,620,986

  BAND 0
   2018                                             $ 1.80                        $ 1.80                        195,957
   2017                                               1.53                          1.80                        179,642
   2016                                               1.47                          1.53                        229,822

JANUS HENDERSON BALANCED PORTFOLIO - SERVICE CLASS
  BAND 125
   2018                                             $ 1.71                        $ 1.70                     28,361,438
   2017                                               1.47                          1.71                     31,120,389
   2016                                               1.42                          1.47                     38,334,266
   2015                                               1.43                          1.42                      3,634,578
   2014                                               1.34                          1.43                      3,080,074
   2013                                               1.13                          1.34                      1,864,519
   2012                                               1.01                          1.13                        255,069
   2011                                               1.01                          1.01                          3,622

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                           $ 1.87                       $ 1.88                              -
    2017                                             1.58                         1.87                              -
    2016                                             1.52                         1.58                        242,693

JANUS HENDERSON ENTERPRISE FUND - N CLASS
  BAND 125
    2018                                           $ 1.23                       $ 1.20                      1,110,724
    2017                                             0.98                         1.23                         32,530

JANUS HENDERSON FLEXIBLE BOND FUND - N CLASS
  BAND 125
    2018                                           $ 1.02                       $ 1.00                        616,296
    2017                                             1.00                         1.02                          6,395

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                           $ 2.50                       $ 2.44                     10,367,826
    2017                                             2.44                         2.50                     15,581,066

  BAND 0
    2018                                           $ 3.24                       $ 3.21                        645,816
    2017                                             3.13                         3.24                        661,510

JANUS HENDERSON FORTY FUND - A CLASS
  BAND 125
    2018                                           $ 2.45                       $ 2.45                         43,788
    2017                                             1.92                         2.45                         27,183
    2016                                             1.91                         1.92                         20,087
    2015                                             1.73                         1.91                        169,488
    2014                                             1.61                         1.73                              -
    2013                                             1.24                         1.61                              -
    2012                                             1.01                         1.24                        411,056
    2011                                             1.10                         1.01                        429,708

JANUS HENDERSON FORTY FUND - R CLASS
  BAND 125
    2018                                           $ 2.87                       $ 2.86                        672,425
    2017                                             2.26                         2.87                        720,898
    2016                                             2.25                         2.26                        766,355
    2015                                             2.04                         2.25                      1,007,626
    2014                                             1.91                         2.04                      1,459,106
    2013                                             1.47                         1.91                      1,747,599
    2012                                             1.21                         1.47                      1,966,461
    2011                                             1.33                         1.21                      1,872,952
    2010                                             1.27                         1.33                      2,641,291
    2009                                             0.90                         1.27                      1,917,064

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2018                                             $ 2.96                        $ 2.96                         253,532
    2017                                               2.33                          2.96                         302,194
    2016                                               2.31                          2.33                         363,077
    2015                                               2.09                          2.31                         389,351
    2014                                               1.95                          2.09                         192,506
    2013                                               1.50                          1.95                          17,771
    2012                                               1.23                          1.50                          17,014
    2011                                               1.35                          1.23                          13,049
    2010                                               1.29                          1.35                          21,104
    2009                                               0.91                          1.29                          42,263

  BAND 0
    2018                                             $ 3.36                        $ 3.39                               -
    2017                                               2.61                          3.36                               -
    2016                                               2.57                          2.61                               -
    2015                                               2.30                          2.57                           5,050
    2014                                               2.13                          2.30                           3,361
    2013                                               1.62                          2.13                           4,064
    2012                                               1.32                          1.62                           3,761
    2011                                               1.42                          1.32                           3,479
    2010                                               1.35                          1.42                           7,975
    2009                                               0.94                          1.35                             549

JANUS HENDERSON GLOBAL EQUITY INCOME FUND - N CLASS
  BAND 125
    2018                                             $ 1.02                        $ 0.85                         158,966

JANUS HENDERSON GLOBAL EQUITY INCOME FUND - S CLASS
  BAND 0
    2018                                             $ 1.02                        $ 0.85                          42,315

JANUS HENDERSON GLOBAL LIFE SCIENCES FUND - S CLASS
  BAND 125
    2018                                             $ 1.06                        $ 1.08                          79,672
    2017                                               0.88                          1.06                          68,537
    2016                                               1.01                          0.88                          33,236

JANUS HENDERSON GLOBAL LIFE SCIENCES FUND - T CLASS
  BAND 125
    2018                                             $ 1.06                        $ 1.09                         143,414
    2017                                               0.88                          1.06                         136,247
    2016                                               1.01                          0.88                          10,986

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 2.61                        $ 2.40                       4,593,941
    2017                                               2.08                          2.61                       4,875,621
    2016                                               2.07                          2.08                       5,529,684
    2015                                               2.14                          2.07                       5,947,745
    2014                                               2.02                          2.14                       6,378,703
    2013                                               1.59                          2.02                       6,830,773
    2012                                               1.34                          1.59                       7,652,064
    2011                                               1.57                          1.34                       9,222,266
    2010                                               1.38                          1.57                      10,240,529
    2009                                               1.01                          1.38                      11,551,751

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

JANUS HENDERSON GROWTH AND INCOME FUND - R CLASS
  BAND 125
   2018                                              $ 2.14                       $  2.06                        113,259
   2017                                                1.74                          2.14                         99,334
   2016                                                1.57                          1.74                        116,554
   2015                                                1.58                          1.57                        114,084
   2014                                                1.45                          1.58                        125,485
   2013                                                1.11                          1.45                        164,001
   2012                                                0.97                          1.11                        158,828
   2011                                                1.00                          0.97                        236,176
   2010                                                0.94                          1.00                        180,253
   2009                                                0.69                          0.94                        135,942

  BAND 100
   2018                                              $ 2.21                       $  2.13                         86,091
   2017                                                1.80                          2.21                         90,802
   2016                                                1.62                          1.80                         88,577
   2015                                                1.62                          1.62                         48,048
   2014                                                1.48                          1.62                         51,121
   2013                                                1.14                          1.48                          7,298

  BAND 50
   2018                                              $ 2.35                       $  2.28                        240,189
   2017                                                1.90                          2.35                        244,611
   2016                                                1.70                          1.90                        348,386
   2015                                                1.70                          1.70                        351,085
   2014                                                1.54                          1.70                        460,836
   2013                                                1.18                          1.54                        541,402
   2012                                                1.02                          1.18                        586,663
   2011                                                1.05                          1.02                        549,976
   2010                                                0.97                          1.05                        500,556
   2009                                                0.71                          0.97                        497,642

JANUS HENDERSON MID CAP VALUE FUND - A CLASS
  BAND 125
   2018                                              $ 1.93                       $  1.65                        239,282
   2017                                                1.72                          1.93                         33,286
   2016                                                1.47                          1.72                         16,216
   2015                                                1.55                          1.47                         22,716
   2014                                                1.45                          1.55                         19,314
   2013                                                1.16                          1.45                      4,360,263
   2012                                                1.07                          1.16                      4,501,986
   2011                                                1.11                          1.07                      4,395,335
   2010                                                1.00 (05/27/10)               1.11                      3,907,363

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JANUS HENDERSON MID CAP VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 1.95                         $ 1.66                           325,718
   2017                                                 1.74                           1.95                           409,425
   2016                                                 1.49                           1.74                           555,879
   2015                                                 1.58                           1.49                           824,186
   2014                                                 1.47                           1.58                           909,407
   2013                                                 1.19                           1.47                         2,114,375
   2012                                                 1.10                           1.19                         2,953,743
   2011                                                 1.15                           1.10                         2,542,169
   2010                                                 1.02                           1.15                         1,975,053
   2009                                                 0.78                           1.02                         1,100,820

  BAND 100
   2018                                               $ 2.00                         $ 1.71                            60,710
   2017                                                 1.79                           2.00                            69,062
   2016                                                 1.53                           1.79                            68,764
   2015                                                 1.61                           1.53                            72,213
   2014                                                 1.50                           1.61                            78,547
   2013                                                 1.21                           1.50                            11,299
   2012                                                 1.11                           1.21                             8,672
   2011                                                 1.16                           1.11                             6,168
   2010                                                 1.03                           1.16                             3,629
   2009                                                 0.79                           1.03                             2,410

  BAND 50
   2018                                               $ 2.12                         $ 1.82                            58,126
   2017                                                 1.88                           2.12                            90,165
   2016                                                 1.60                           1.88                            44,606
   2015                                                 1.68                           1.60                            46,224
   2014                                                 1.56                           1.68                            41,846
   2013                                                 1.25                           1.56                            41,530
   2012                                                 1.14                           1.25                            33,428
   2011                                                 1.18                           1.14                            27,893

  BAND 0
   2018                                               $ 2.24                         $ 1.93                                 -
   2017                                                 1.98                           2.24                                 -
   2016                                                 1.67                           1.98                                 -
   2015                                                 1.75                           1.67                            10,417
   2014                                                 1.61                           1.75                            13,884
   2013                                                 1.29                           1.61                            30,492
   2012                                                 1.17                           1.29                           164,113
   2011                                                 1.21                           1.17                           154,141
   2010                                                 1.06                           1.21                            34,837
   2009                                                 0.81                           1.06                             4,070

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JANUS HENDERSON MID CAP VALUE PORTFOLIO - SERVICE CLASS
  BAND 125
   2018                                               $ 2.03                         $  1.73                           14,796
   2017                                                 1.81                            2.03                           14,065
   2016                                                 1.55                            1.81                           42,868
   2015                                                 1.62                            1.55                           52,026
   2014                                                 1.52                            1.62                          378,158
   2013                                                 1.22                            1.52                          488,417
   2012                                                 1.12                            1.22                        1,092,798
   2011                                                 1.16                            1.12                          990,933
   2010                                                 1.02                            1.16                          953,008
   2009                                                 0.78                            1.02                        4,155,752

  BAND 0
   2018                                               $ 2.34                         $  2.02                                -
   2017                                                 2.06                            2.34                                -
   2016                                                 1.73                            2.06                                -
   2015                                                 1.80                            1.73                                -
   2014                                                 1.66                            1.80                                -
   2013                                                 1.32                            1.66                                -
   2012                                                 1.19                            1.32                          140,769
   2011                                                 1.23                            1.19                          150,727
   2010                                                 1.06                            1.23                           55,902

JANUS HENDERSON RESEARCH FUND - A CLASS
  BAND 125
   2018                                               $ 1.34                         $  1.28                           36,249
   2017                                                 1.07                            1.34                          230,443
   2016                                                 1.07                            1.07                            8,954
   2015                                                 1.00 (01/15/15)                 1.07                               11

JANUS HENDERSON SMALL CAP VALUE FUND - N CLASS
  BAND 125
   2018                                               $ 1.11                         $  0.95                          179,039
   2017                                                 1.00                            1.11                           18,972

JANUS HENDERSON SMALL CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2018                                               $ 2.81                         $  2.40                          500,901
   2017                                                 2.53                            2.81                          479,952
   2016                                                 2.04                            2.53                          500,371
   2015                                                 2.12                            2.04                          488,973
   2014                                                 2.01                            2.12                          606,027
   2013                                                 1.57                            2.01                          633,541
   2012                                                 1.46                            1.57                          771,812
   2011                                                 1.54                            1.46                          837,291
   2010                                                 1.33                            1.54                          684,370
   2009                                                 0.98                            1.33                          362,822

  BAND 100
   2018                                               $ 2.91                         $  2.50                            5,393
   2017                                                 2.62                            2.91                           38,101
   2016                                                 2.10                            2.62                           50,196
   2015                                                 2.18                            2.10                            7,806

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 25
   2018                                               $ 3.24                         $  2.80                                -
   2017                                                 2.89                            3.24                                -
   2016                                                 2.30                            2.89                                -
   2015                                                 2.38                            2.30                                -
   2014                                                 2.23                            2.38                                -
   2013                                                 1.73                            2.23                                -
   2012                                                 1.59                            1.73                                -
   2011                                                 1.66                            1.59                                -
   2010                                                 1.41                            1.66                          147,203
   2009                                                 1.03                            1.41                          114,211

  BAND 0
   2018                                               $ 3.36                         $  2.91                           42,476
   2017                                                 2.99                            3.36                           22,942
   2016                                                 2.37                            2.99                           17,143
   2015                                                 2.44                            2.37                           16,974
   2014                                                 2.29                            2.44                           12,983
   2013                                                 1.77                            2.29                           10,990
   2012                                                 1.62                            1.77                            7,263
   2011                                                 1.69                            1.62                            5,411
   2010                                                 1.43                            1.69                            3,919

JANUS HENDERSON TRITON FUND - A CLASS
  BAND 125
   2018                                               $ 1.41                         $  1.32                        8,760,757
   2017                                                 1.13                            1.41                        6,435,362
   2016                                                 1.04                            1.13                        4,203,157

JANUS HENDERSON TRITON FUND - N CLASS
  BAND 125
   2018                                               $ 1.23                         $  1.15                        4,379,720
   2017                                                 0.98                            1.23                          182,679

  BAND 0
   2018                                               $ 1.24                         $  1.18                        1,835,784
   2017                                                 0.98                            1.24                        1,765,773

JANUS HENDERSON TRITON FUND - SERVICE CLASS
  BAND 125
   2018                                               $ 1.41                         $  1.32                        1,303,770
   2017                                                 1.13                            1.41                        1,404,898
   2016                                                 1.04                            1.13                          575,530
   2015                                                 1.00 (01/15/15)                 1.04                          165,273

  BAND 0
   2018                                               $ 1.46                         $  1.38                          525,020
   2017                                                 1.16                            1.46                          417,560
   2016                                                 1.05                            1.16                          485,209

JANUS HENDERSON U.S. MANAGED VOLATILITY FUND - SERVICE CLASS
  BAND 125
   2018                                               $ 1.22                         $  1.15                           92,279
   2017                                                 1.03                            1.22                          108,238
   2016                                                 0.96                            1.03                          118,749
   2015                                                 1.00 (03/24/15)                 0.96                          121,464

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                               $ 1.22                         $  1.16                           31,532
   2017                                                 1.03                            1.22                           40,448
   2016                                                 0.97                            1.03                          128,959
   2015                                                 1.00 (03/24/15)                 0.97                          140,866

JOHN HANCOCK BOND FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.99                            5,082

JOHN HANCOCK FUNDS MULTI-INDEX 2010 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.95                              242

JOHN HANCOCK FUNDS MULTI-INDEX 2015 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.94                              656

JOHN HANCOCK FUNDS MULTI-INDEX 2020 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.93                           27,906

JOHN HANCOCK FUNDS MULTI-INDEX 2025 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.92                           44,815

JOHN HANCOCK FUNDS MULTI-INDEX 2030 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.91                           51,598

JOHN HANCOCK FUNDS MULTI-INDEX 2035 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.90                          227,268

JOHN HANCOCK FUNDS MULTI-INDEX 2040 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.89                           97,760

JOHN HANCOCK FUNDS MULTI-INDEX 2045 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.89                          139,447

JOHN HANCOCK FUNDS MULTI-INDEX 2050 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.89                           47,349

JOHN HANCOCK FUNDS MULTI-INDEX 2055 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.89                            2,773

JOHN HANCOCK FUNDS MULTI-INDEX 2060 LIFETIME PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.89                            4,603

JOHN HANCOCK FUNDS MULTI-INDEX INCOME PRESERVATION PORTFOLIO - R6 CLASS
  BAND 125
   2018                                               $ 1.00 (08/23/18)              $  0.99                              186

JPMORGAN EQUITY INCOME FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.11                         $  1.04                          165,466

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JPMORGAN EQUITY INCOME FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.11                         $  1.05                          770,003

JPMORGAN GOVERNMENT BOND FUND - R4 CLASS
  BAND 125
   2018                                               $ 0.99                         $  0.99                           82,767

JPMORGAN GOVERNMENT BOND FUND - R6 CLASS
  BAND 125
   2018                                               $ 0.99                         $  0.99                            4,526

JPMORGAN MID CAP GROWTH FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.11                         $  1.04                        1,294,538
   2017                                                 1.00 (06/22/17)                 1.11                          700,577

JPMORGAN MID CAP GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.11                         $  1.04                        2,453,754
   2017                                                 1.00 (06/22/17)                 1.11                          104,215

JPMORGAN MID CAP VALUE FUND - R4 CLASS
  BAND 125
   2018                                               $ 1.07                         $  0.93                           29,652

JPMORGAN MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.07                         $  0.93                          679,250

JPMORGAN SMARTRETIREMENT BLEND 2020 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.02                         $  0.96                        2,709,383

JPMORGAN SMARTRETIREMENT BLEND 2025 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.02                         $  0.95                        1,508,457

JPMORGAN SMARTRETIREMENT BLEND 2030 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.03                         $  0.95                        1,760,645

JPMORGAN SMARTRETIREMENT BLEND 2035 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.03                         $  0.94                        2,056,421

JPMORGAN SMARTRETIREMENT BLEND 2040 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.03                         $  0.94                        1,060,561

JPMORGAN SMARTRETIREMENT BLEND 2045 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.03                         $  0.93                          821,680

JPMORGAN SMARTRETIREMENT BLEND 2050 FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.03                         $  0.93                          519,195

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JPMORGAN SMARTRETIREMENT BLEND 2055 FUND - R6 CLASS
  BAND 125
    2018                                            $ 1.03                          $  0.93                           339,943

JPMORGAN SMARTRETIREMENT BLEND 2060 FUND - R6 CLASS
  BAND 125
    2018                                            $ 1.03                          $  0.94                           146,879

JPMORGAN SMARTRETIREMENT BLEND INC FUND - R6 CLASS
  BAND 125
    2018                                            $ 1.01                          $  0.96                            66,213

JPMORGAN U.S. SMALL COMPANY FUND - R4 CLASS
  BAND 125
    2018                                            $ 1.08                          $  0.94                            13,892

JPMORGAN U.S. SMALL COMPANY FUND - R6 CLASS
  BAND 125
    2018                                            $ 1.08                          $  0.94                           333,109

JPMORGAN VALUE ADVANTAGE FUND - R4 CLASS
  BAND 125
    2018                                            $ 1.05                          $  0.94                        15,108,372

CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND (FORMERLY KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND) - INSTITUTIONAL CLASS
  BAND 125
    2018                                            $ 1.14                          $  0.99                            38,894
    2017                                              1.00 (06/22/17)                  1.14                            60,787

CATHOLIC INVESTOR LARGE CAP VALUE FUND (FORMERLY KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND) - INSTITUTIONAL CLASS
  BAND 125
    2018                                            $ 1.10                          $  0.99                           460,845
    2017                                              1.00 (06/22/17)                  1.10                           463,464

CATHOLIC INVESTOR SMALL CAP EQUITY FUND (FORMERLY KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND) - INSTITUTIONAL CLASS
  BAND 125
    2018                                            $ 1.10                          $  0.92                           394,194
    2017                                              1.00 (06/22/17)                  1.10                           447,339

BRANDYWINEGLOBAL OPPORTUNITIES BOND FUND (FORMERLY LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND) - FI CLASS
  BAND 125
    2018                                            $ 1.05                          $  0.98                         2,944,191
    2017                                              0.94                             1.05                         3,363,619
    2016                                              0.91                             0.94                         2,450,518
    2015                                              1.02                             0.91                         1,717,485
    2014                                              0.97                             1.02                           397,711
    2013                                              1.03                             0.97                            10,575

BRANDYWINEGLOBAL OPPORTUNITIES BOND FUND (FORMERLY LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND) - R CLASS
  BAND 125
    2018                                            $ 1.03                          $  0.96                                (6)
    2017                                              0.93                             1.03                            95,810
    2016                                              0.91                             0.93                           119,845
    2015                                              1.01                             0.91                           187,696
    2014                                              0.97                             1.01                           118,131
    2013                                              1.03                             0.97                            89,643

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  1.10                       $ 1.04                          22,751
   2017                                                0.98                         1.10                          22,763
   2016                                                0.94                         0.98                          22,773
   2015                                                1.04                         0.94                          29,771

LOOMIS SAYLES SMALL CAP GROWTH FUND - N CLASS
  BAND 125
   2018                                             $  1.00 (09/20/18)            $ 0.80                       1,155,129

LORD ABBETT BOND-DEBENTURE FUND - R3 CLASS
  BAND 125
   2018                                             $  1.13                       $ 1.07                          26,781

LORD ABBETT BOND-DEBENTURE FUND - R5 CLASS
  BAND 125
   2018                                             $  1.25                       $ 1.19                               -
   2017                                                1.15                         1.25                           1,653

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  1.52                       $ 1.43                               -
   2017                                                1.29                         1.52                               -
   2016                                                1.14                         1.29                               -
   2015                                                1.18                         1.14                               -
   2014                                                1.07                         1.18                               -
   2013                                                1.00 (10/11/13)              1.07                          13,689

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R3 CLASS
  BAND 125
   2018                                             $  1.50                       $ 1.41                          72,485
   2017                                                1.28                         1.50                          95,999
   2016                                                1.13                         1.28                         103,199
   2015                                                1.17                         1.13                          76,029
   2014                                                1.07                         1.17                          68,064
   2013                                                1.00 (10/11/13)              1.07                          75,289

  BAND 100
   2018                                             $  1.52                       $ 1.43                          21,056
   2017                                                1.29                         1.52                         120,996
   2016                                                1.13                         1.29                         139,760
   2015                                                1.18                         1.13                          68,766
   2014                                                1.07                         1.18                          68,766
   2013                                                1.00 (10/11/13)              1.07                          10,397

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R5 CLASS
  BAND 125
   2018                                             $  1.43                       $ 1.35                           2,274
   2017                                                1.21                         1.43                           1,175
   2016                                                1.00 (01/21/16)              1.21                              78

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  1.75                       $ 1.82                         112,084
   2017                                                1.37                         1.75                          91,946
   2016                                                1.42                         1.37                         202,948
   2015                                                1.58                         1.42                         290,101
   2014                                                1.55                         1.58                         360,349
   2013                                                1.00                         1.55                         346,007
   2012                                                0.92                         1.00                         234,395
   2011                                                1.00 (06/23/11)              0.92                          23,442

  BAND 0
   2018                                             $  1.90                       $ 2.00                               -
   2017                                                1.47                         1.90                               -
   2016                                                1.51                         1.47                       2,081,508
   2015                                                1.65                         1.51                       2,074,073
   2014                                                1.60                         1.65                       1,906,308
   2013                                                1.02                         1.60                       2,271,156
   2012                                                0.92                         1.02                       2,530,975

LORD ABBETT DEVELOPING GROWTH FUND - P CLASS
  BAND 125
   2018                                             $  3.14                       $ 3.26                         257,104
   2017                                                2.45                         3.14                         272,750
   2016                                                2.55                         2.45                         310,525
   2015                                                2.83                         2.55                         347,933
   2014                                                2.78                         2.83                         489,086
   2013                                                1.79                         2.78                         922,022
   2012                                                1.64                         1.79                         553,655
   2011                                                1.69                         1.64                         610,474
   2010                                                1.27                         1.69                         382,129
   2009                                                0.87                         1.27                         516,768

  BAND 100
   2018                                             $  3.25                       $ 3.37                         122,309
   2017                                                2.52                         3.25                         169,110
   2016                                                2.62                         2.52                         205,293
   2015                                                2.90                         2.62                         306,994
   2014                                                2.84                         2.90                         292,797
   2013                                                1.82                         2.84                          37,849
   2012                                                1.67                         1.82                          48,976
   2011                                                1.72                         1.67                          41,506
   2010                                                1.27                         1.72                          37,783
   2009                                                0.87                         1.27                          51,522

  BAND 25
   2018                                             $  3.58                       $ 3.75                               -
   2017                                                2.76                         3.58                               -
   2016                                                2.85                         2.76                               -
   2015                                                3.13                         2.85                               -
   2014                                                3.04                         3.13                               -
   2013                                                1.94                         3.04                               -
   2012                                                1.76                         1.94                               -
   2011                                                1.80                         1.76                               -
   2010                                                1.32                         1.80                         210,432
   2009                                                0.90                         1.32                         164,941

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  3.70                       $ 3.88                          75,206
   2017                                                2.85                         3.70                          87,987
   2016                                                2.93                         2.85                         132,088
   2015                                                3.21                         2.93                         133,297
   2014                                                3.11                         3.21                         121,746
   2013                                                1.98                         3.11                         115,991
   2012                                                1.79                         1.98                         150,316
   2011                                                1.82                         1.79                         146,200
   2010                                                1.34                         1.82                         229,549
   2009                                                0.91                         1.34                         216,865

LORD ABBETT DEVELOPING GROWTH FUND - R3 CLASS
  BAND 125
   2018                                             $  1.89                       $ 1.96                         194,763
   2017                                                1.48                         1.89                         325,461
   2016                                                1.54                         1.48                       1,080,917
   2015                                                1.72                         1.54                       1,068,460
   2014                                                1.69                         1.72                       1,327,705
   2013                                                1.09                         1.69                       1,445,197
   2012                                                1.00                         1.09                       1,583,064
   2011                                                1.03                         1.00                       1,530,364
   2010                                                0.77                         1.03                         793,983
   2009                                                0.53                         0.77                         152,060

  BAND 100
   2018                                             $  1.94                       $ 2.01                          20,685
   2017                                                1.51                         1.94                          20,685
   2016                                                1.57                         1.51                          20,685
   2015                                                1.75                         1.57                          20,685
   2014                                                1.71                         1.75                          20,685
   2013                                                1.10                         1.71                          20,685
   2012                                                1.01                         1.10                          20,685

LORD ABBETT FUNDAMENTAL EQUITY FUND - A CLASS
  BAND 125
   2018                                             $  1.77                       $ 1.60                               -
   2017                                                1.59                         1.77                               -
   2016                                                1.39                         1.59                               -
   2015                                                1.45                         1.39                               -
   2014                                                1.37                         1.45                         131,504
   2013                                                1.02                         1.37                         114,738

LORD ABBETT FUNDAMENTAL EQUITY FUND - R3 CLASS
  BAND 125
   2018                                             $  1.75                       $ 1.58                           5,039
   2017                                                1.57                         1.75                          27,239
   2016                                                1.38                         1.57                          22,505
   2015                                                1.44                         1.38                         160,378
   2014                                                1.37                         1.44                         500,380
   2013                                                1.01                         1.37                         789,689
   2012                                                0.93                         1.01                         272,563
   2011                                                1.00 (06/23/11)              0.93                         394,056

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  1.89                       $ 1.73                               -
   2017                                                1.68                         1.89                               -
   2016                                                1.46                         1.68                               -
   2015                                                1.51                         1.46                               -
   2014                                                1.41                         1.51                         201,478
   2013                                                1.03                         1.41                         328,397

LORD ABBETT GROWTH LEADERS FUND - I CLASS
  BAND 125
   2018                                             $  1.41                       $ 1.38                          86,765
   2017                                                1.09                         1.41                          61,309
   2016                                                1.09                         1.09                          55,104

LORD ABBETT GROWTH LEADERS FUND - R3 CLASS
  BAND 125
   2018                                             $  1.39                       $ 1.36                          39,223
   2017                                                1.08                         1.39                         108,048
   2016                                                1.09                         1.08                          84,584

LORD ABBETT GROWTH LEADERS FUND - R5 CLASS
  BAND 125
   2018                                             $  1.43                       $ 1.40                         354,891
   2017                                                1.10                         1.43                         341,858
   2016                                                1.00 (01/21/16)              1.10                         366,873

LORD ABBETT GROWTH OPPORTUNITIES FUND - P CLASS
  BAND 125
   2018                                             $  2.46                       $ 2.35                          29,415
   2017                                                2.03                         2.46                          26,436
   2016                                                2.04                         2.03                          28,936
   2015                                                2.02                         2.04                          38,783
   2014                                                1.93                         2.02                          79,119
   2013                                                1.42                         1.93                          99,661
   2012                                                1.27                         1.42                         127,706
   2011                                                1.43                         1.27                         113,297
   2010                                                1.18                         1.43                          80,768
   2009                                                0.82                         1.18                          68,741

  BAND 100
   2018                                             $  2.55                       $ 2.43                          17,616
   2017                                                2.10                         2.55                          21,688
   2016                                                2.10                         2.10                          27,336
   2015                                                2.07                         2.10                          35,979
   2014                                                1.97                         2.07                          25,392

LORD ABBETT GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2018                                             $  1.87                       $ 1.78                          53,321
   2017                                                1.54                         1.87                         160,669
   2016                                                1.55                         1.54                         160,174
   2015                                                1.53                         1.55                          94,664
   2014                                                1.46                         1.53                         205,070
   2013                                                1.08                         1.46                         103,780
   2012                                                0.96                         1.08                         157,303
   2011                                                1.09                         0.96                         110,584
   2010                                                0.89                         1.09                         242,602
   2009                                                0.62                         0.89                           2,434

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  2.12                       $ 2.04                               -
   2017                                                1.73                         2.12                               -
   2016                                                1.71                         1.73                               -
   2015                                                1.67                         1.71                           1,143
   2014                                                1.58                         1.67                             498
   2013                                                1.15                         1.58                             193
   2012                                                1.01                         1.15                             193
   2011                                                1.13                         1.01                             193
   2010                                                0.92                         1.13                           1,156

LORD ABBETT HIGH YIELD FUND - A CLASS
  BAND 125
   2018                                             $  1.14                       $ 1.07                          51,038
   2017                                                1.07                         1.14                         162,805
   2016                                                0.93                         1.07                         418,453
   2015                                                0.97                         0.93                         141,637
   2014                                                1.00 (06/26/14)              0.97                          13,559

LORD ABBETT HIGH YIELD FUND - R3 CLASS
  BAND 125
   2018                                             $  1.13                       $ 1.06                         239,480
   2017                                                1.06                         1.13                         241,154
   2016                                                0.93                         1.06                         264,831
   2015                                                0.97                         0.93                         276,250

LORD ABBETT HIGH YIELD FUND - R5 CLASS
  BAND 125
   2018                                             $  1.28                       $ 1.20                       3,940,666
   2017                                                1.19                         1.28                       3,806,067
   2016                                                1.00 (01/21/16)              1.19                          35,383

LORD ABBETT HIGH YIELD FUND - R6 CLASS
  BAND 125
   2018                                             $  1.08                       $ 1.01                         706,153
   2017                                                1.01                         1.08                         207,443

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2018                                             $  1.00 (03/15/18)            $ 0.75                       3,153,104

  BAND 0
   2018                                             $  1.00 (03/15/18)            $ 0.76                       1,416,716

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND - R5 CLASS
  BAND 125
   2018                                             $  1.00 (03/15/18)            $ 0.76                       7,124,094

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND - R6 CLASS
  BAND 125
   2018                                             $  1.00 (03/15/18)            $ 0.76                       1,189,664

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT MID CAP STOCK FUND - P CLASS
  BAND 125
   2018                                             $  1.94                       $ 1.64                          14,073
   2017                                                1.84                         1.94                           9,654
   2016                                                1.60                         1.84                           9,266
   2015                                                1.68                         1.60                           8,060
   2014                                                1.53                         1.68                           7,795
   2013                                                1.19                         1.53                          41,037
   2012                                                1.05                         1.19                          23,215
   2011                                                1.11                         1.05                          28,115
   2010                                                0.89                         1.11                          28,756
   2009                                                0.71                         0.89                          12,229

LORD ABBETT MID CAP STOCK FUND - R3 CLASS
  BAND 125
   2018                                             $  2.77                       $ 2.33                          36,734
   2017                                                2.62                         2.77                         306,524
   2016                                                2.29                         2.62                          64,522
   2015                                                2.40                         2.29                          60,370
   2014                                                2.18                         2.40                          59,359
   2013                                                1.70                         2.18                          85,142
   2012                                                1.51                         1.70                          65,115
   2011                                                1.59                         1.51                          38,083
   2010                                                1.28                         1.59                           5,249

LORD ABBETT SMALL CAP VALUE FUND - P CLASS
  BAND 125
   2018                                             $  2.66                       $ 2.31                               -
   2017                                                2.54                         2.66                               -
   2016                                                2.14                         2.54                               -
   2015                                                2.20                         2.14                         157,053
   2014                                                2.18                         2.20                         230,612
   2013                                                1.66                         2.18                         279,365
   2012                                                1.52                         1.66                         264,747
   2011                                                1.62                         1.52                         258,432
   2010                                                1.30                         1.62                         220,695
   2009                                                1.01                         1.30                         162,364

LORD ABBETT SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2018                                             $  2.58                       $ 2.24                          60,496
   2017                                                2.46                         2.58                          52,215
   2016                                                2.07                         2.46                          58,699
   2015                                                2.13                         2.07                          54,249
   2014                                                2.12                         2.13                          74,564
   2013                                                1.61                         2.12                         113,560
   2012                                                1.47                         1.61                         166,580
   2011                                                1.57                         1.47                         162,124
   2010                                                1.26                         1.57                          90,785
   2009                                                1.00 (05/01/09)              1.26                             880

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                          $  2.87                       $ 2.52                              -
    2017                                             2.71                         2.87                              -
    2016                                             2.25                         2.71                              -
    2015                                             2.28                         2.25                          2,415
    2014                                             2.25                         2.28                            397
    2013                                             1.68                         2.25                              -
    2012                                             1.52                         1.68                          7,503
    2011                                             1.60                         1.52                          5,123

LORD ABBETT TOTAL RETURN FUND - I CLASS
  BAND 125
    2018                                          $  1.03                       $ 1.01                        189,005
    2017                                             1.00                         1.03                        356,298
    2016                                             0.97                         1.00                        311,939
    2015                                             1.00 (01/15/15)              0.97                          8,927

LORD ABBETT TOTAL RETURN FUND - R3 CLASS
  BAND 125
    2018                                          $  1.01                       $ 0.99                        161,426
    2017                                             0.99                         1.01                        488,568
    2016                                             0.97                         0.99                        731,998
    2015                                             1.00 (01/15/15)              0.97                        547,927

LORD ABBETT TOTAL RETURN FUND - R5 CLASS
  BAND 125
    2018                                          $  1.06                       $ 1.04                        775,911
    2017                                             1.03                         1.06                        884,895
    2016                                             1.00 (01/21/16)              1.03                        547,144

LORD ABBETT VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
    2018                                          $  2.23                       $ 1.94                        368,800
    2017                                             2.05                         2.23                        568,705
    2016                                             1.78                         2.05                        580,743
    2015                                             1.86                         1.78                        735,607
    2014                                             1.73                         1.86                      1,379,860
    2013                                             1.28                         1.73                      1,829,460
    2012                                             1.18                         1.28                      1,840,055
    2011                                             1.25                         1.18                      1,130,022
    2010                                             1.02                         1.25                        265,481

  BAND 0
    2018                                          $  2.47                       $ 2.17                              -
    2017                                             2.24                         2.47                              -
    2016                                             1.92                         2.24                              -
    2015                                             1.98                         1.92                              -
    2014                                             1.81                         1.98                      1,339,607
    2013                                             1.33                         1.81                      1,370,257
    2012                                             1.21                         1.33                      1,528,042

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT VALUE OPPORTUNITIES FUND - P CLASS
  BAND 125
   2018                                             $  1.42                       $ 1.24                         438,721
   2017                                                1.31                         1.42                         370,768
   2016                                                1.14                         1.31                         477,043
   2015                                                1.19                         1.14                         610,088
   2014                                                1.11                         1.19                         672,947
   2013                                                1.00 (07/12/13)              1.11                         732,951

  BAND 100
   2018                                             $  1.44                       $ 1.25                          40,950
   2017                                                1.32                         1.44                          43,122
   2016                                                1.15                         1.32                          44,799
   2015                                                1.20                         1.15                          56,398
   2014                                                1.11                         1.20                          30,223
   2013                                                1.00 (07/12/13)              1.11                           1,756

  BAND 0
   2018                                             $  1.51                       $ 1.32                               -
   2017                                                1.37                         1.51                               -
   2016                                                1.18                         1.37                               -
   2015                                                1.22                         1.18                               -
   2014                                                1.12                         1.22                               -
   2013                                                1.00 (07/12/13)              1.12                          68,224

LORD ABBETT VALUE OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2018                                             $  2.20                       $ 1.91                         332,330
   2017                                                2.02                         2.20                         414,831
   2016                                                1.76                         2.02                         389,559
   2015                                                1.84                         1.76                         508,221
   2014                                                1.71                         1.84                       1,045,034
   2013                                                1.28                         1.71                       1,057,555
   2012                                                1.18                         1.28                         905,195
   2011                                                1.25                         1.18                         595,872
   2010                                                1.02                         1.25                          90,946

  BAND 100
   2018                                             $  2.24                       $ 1.95                          90,837
   2017                                                2.06                         2.24                          98,106
   2016                                                1.79                         2.06                         108,530
   2015                                                1.87                         1.79                         153,596
   2014                                                1.73                         1.87                         149,322

  BAND 0
   2018                                             $  2.43                       $ 2.14                               -
   2017                                                2.21                         2.43                               -
   2016                                                1.90                         2.21                               -
   2015                                                1.96                         1.90                           6,534
   2014                                                1.80                         1.96                          94,754
   2013                                                1.33                         1.80                          99,542
   2012                                                1.21                         1.33                          17,829
   2011                                                1.27                         1.21                          21,460

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT VALUE OPPORTUNITIES FUND - R5 CLASS
  BAND 125
   2018                                             $ 1.38                        $ 1.20                          2,891

LORD ABBETT VALUE OPPORTUNITIES FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.07                        $ 0.93                        760,811

MAINSTAY LARGE CAP GROWTH FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.00 (08/23/18)             $ 0.87                      7,690,721

MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES - S CLASS
  BAND 125
   2018                                             $ 1.50                        $ 1.45                        693,093
   2017                                               1.39                          1.50                        907,195
   2016                                               1.35                          1.39                      1,502,051
   2015                                               1.41                          1.35                      1,717,912
   2014                                               1.38                          1.41                      1,488,741
   2013                                               1.29                          1.38                      1,581,056
   2012                                               1.20                          1.29                        678,266
   2011                                               1.19                          1.20                        620,882
   2010                                               1.10                          1.19                        229,862
   2009                                               1.01                          1.10                         21,385

MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES - S CLASS
  BAND 125
   2018                                             $ 1.56                        $ 1.48                      1,409,785
   2017                                               1.38                          1.56                      2,295,335
   2016                                               1.34                          1.38                      2,790,804
   2015                                               1.43                          1.34                      3,329,461
   2014                                               1.38                          1.43                      2,883,218
   2013                                               1.20                          1.38                      2,268,424
   2012                                               1.07                          1.20                        379,120
   2011                                               1.10                          1.07                        366,431
   2010                                               0.99                          1.10                        357,856
   2009                                               0.81                          0.99                        290,859

MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES - S CLASS
  BAND 125
   2018                                             $ 1.70                        $ 1.57                      1,153,047
   2017                                               1.39                          1.70                      1,123,334
   2016                                               1.34                          1.39                      1,110,611
   2015                                               1.44                          1.34                      1,279,125
   2014                                               1.38                          1.44                      1,031,194
   2013                                               1.11                          1.38                        618,923
   2012                                               0.96                          1.11                        195,166
   2011                                               1.05                          0.96                         95,885
   2010                                               0.93                          1.05                         96,990
   2009                                               0.69                          0.93                         67,929

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES - S CLASS
  BAND 125
   2018                                              $ 1.46                       $  1.39                      3,981,805
   2017                                                1.33                          1.46                      5,994,996
   2016                                                1.30                          1.33                     16,612,743
   2015                                                1.38                          1.30                     18,009,992
   2014                                                1.35                          1.38                     18,526,866
   2013                                                1.21                          1.35                     16,467,809
   2012                                                1.10                          1.21                     10,878,795
   2011                                                1.12                          1.10                      9,214,054
   2010                                                1.02                          1.12                      8,031,815
   2009                                                0.87                          1.02                        463,779

MFS AGGRESSIVE GROWTH ALLOCATION FUND - R2 CLASS
  BAND 125
   2018                                              $ 1.24                       $  1.14                          9,325
   2017                                                1.02                          1.24                          3,007

MFS AGGRESSIVE GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2018                                              $ 1.25                       $  1.15                         17,430
   2017                                                1.03                          1.25                          8,783
   2016                                                0.97                          1.03                          2,129

MFS CONSERVATIVE ALLOCATION FUND - R2 CLASS
  BAND 125
   2018                                              $ 1.10                       $  1.05                        132,279
   2017                                                1.01                          1.10                        178,399

MFS CONSERVATIVE ALLOCATION FUND - R3 CLASS
  BAND 125
   2018                                              $ 1.11                       $  1.06                        782,546
   2017                                                1.01                          1.11                        562,728
   2016                                                0.97                          1.01                        335,237
   2015                                                0.99                          0.97                         97,024

MFS EMERGING MARKETS DEBT FUND - R3 CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.11                            730
   2017                                                1.10                          1.19                         45,870
   2016                                                1.02                          1.10                         83,358
   2015                                                1.04                          1.02                              2
   2014                                                1.01                          1.04                        812,624
   2013                                                1.00 (06/20/13)               1.01                      1,527,002

MFS EMERGING MARKETS DEBT FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.09                       $  1.02                         19,442

MFS GROWTH ALLOCATION FUND - R2 CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.11                         86,153
   2017                                                1.02                          1.19                        274,940

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2018                                             $ 1.20                        $ 1.12                        368,253
   2017                                               1.03                          1.20                        113,019
   2016                                               0.97                          1.03                        102,264
   2015                                               0.99                          0.97                         94,250

MFS GROWTH FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.28                        $ 1.30                      2,884,583
   2017                                               0.99                          1.28                        622,520

MFS INTERNATIONAL NEW DISCOVERY FUND - A CLASS
  BAND 125
   2018                                             $ 3.79                        $ 3.34                        642,916
   2017                                               2.91                          3.79                        900,109
   2016                                               2.94                          2.91                      1,144,856
   2015                                               2.91                          2.94                      1,808,540
   2014                                               3.03                          2.91                      1,851,378
   2013                                               2.57                          3.03                      3,068,691
   2012                                               2.09                          2.57                      2,868,466
   2011                                               2.35                          2.09                      2,911,962
   2010                                               1.95                          2.35                      2,891,837
   2009                                               1.34                          1.95                       2,923.74

MFS INTERNATIONAL NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2018                                             $ 1.93                        $ 1.70                        106,828
   2017                                               1.49                          1.93                        128,901
   2016                                               1.51                          1.49                        284,809
   2015                                               1.49                          1.51                        311,334
   2014                                               1.56                          1.49                        320,175
   2013                                               1.33                          1.56                        282,508
   2012                                               1.08                          1.33                         99,293
   2011                                               1.22                          1.08                         44,926
   2010                                               1.02                          1.22                          1,941

MFS INTERNATIONAL NEW DISCOVERY FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.31                        $ 1.16                      1,119,692
   2017                                               1.01                          1.31                      1,090,009

MFS INTERNATIONAL VALUE FUND - R2 CLASS
  BAND 125
   2018                                             $ 1.78                        $ 1.59                        404,578
   2017                                               1.42                          1.78                        431,905
   2016                                               1.39                          1.42                        636,413
   2015                                               1.32                          1.39                        797,445
   2014                                               1.33                          1.32                        193,385
   2013                                               1.06                          1.33                         24,149

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2018                                              $ 1.80                       $ 1.61                       2,272,835
   2017                                                1.44                         1.80                       9,424,816
   2016                                                1.40                         1.44                       9,667,426
   2015                                                1.33                         1.40                       8,610,715
   2014                                                1.33                         1.33                       6,359,318
   2013                                                1.06                         1.33                       2,253,559

MFS INTERNATIONAL VALUE FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.28                       $ 1.15                       1,334,290
   2017                                                1.02                         1.28                         888,578

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R2 CLASS
  BAND 125
   2018                                              $ 2.48                       $ 2.46                         371,902
   2017                                                1.96                         2.48                       2,037,117
   2016                                                1.87                         1.96                       2,334,954
   2015                                                1.90                         1.87                       2,965,177
   2014                                                1.73                         1.90                       3,801,581
   2013                                                1.35                         1.73                       3,889,471
   2012                                                1.17                         1.35                       2,541,810
   2011                                                1.17                         1.17                         365,099

  BAND 100
   2018                                              $ 2.53                       $ 2.51                         310,502
   2017                                                1.99                         2.53                         379,937
   2016                                                1.90                         1.99                         434,171
   2015                                                1.92                         1.90                         448,343
   2014                                                1.74                         1.92                         346,649

  BAND 0
   2018                                              $ 2.72                       $ 2.74                               -
   2017                                                2.12                         2.72                               -
   2016                                                2.01                         2.12                               -
   2015                                                2.01                         2.01                           4,444
   2014                                                1.81                         2.01                           1,377

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R3 CLASS
  BAND 125
   2018                                              $ 2.52                       $ 2.51                       4,144,628
   2017                                                1.99                         2.52                       4,342,756
   2016                                                1.90                         1.99                       4,927,849
   2015                                                1.92                         1.90                       5,045,019
   2014                                                1.74                         1.92                       5,016,469
   2013                                                1.36                         1.74                       5,108,600
   2012                                                1.18                         1.36                       4,366,263
   2011                                                1.17                         1.18                       4,152,131
   2010                                                1.00 (05/27/10)              1.17                       2,579,892

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 2.78                         $ 2.80                                 -
   2017                                                 2.16                           2.78                                 -
   2016                                                 2.03                           2.16                         2,823,037
   2015                                                 2.03                           2.03                         2,686,990
   2014                                                 1.82                           2.03                         2,772,281
   2013                                                 1.40                           1.82                         2,964,647
   2012                                                 1.20                           1.40                         3,060,256

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.26                         $ 1.26                         1,617,773
   2017                                                 0.99                           1.26                            60,768

MFS MID CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                               $ 2.12                         $ 2.11                         3,889,171
   2017                                                 1.71                           2.12                         3,462,544
   2016                                                 1.66                           1.71                         1,919,308
   2015                                                 1.61                           1.66                           533,328
   2014                                                 1.50                           1.61                            62,397
   2013                                                 1.11                           1.50                            61,127
   2012                                                 0.97                           1.11                            56,348
   2011                                                 1.04                           0.97                            54,472
   2010                                                 0.82                           1.04                            53.048
   2009                                                 0.59                           0.82                             9,553

MFS MID CAP GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.01                         $ 1.01                         1,413,247

MFS MID CAP VALUE FUND - R2 CLASS
  BAND 125
   2018                                               $ 1.25                         $ 1.08                           937,508
   2017                                                 1.12                           1.25                         3,862,237
   2016                                                 0.98                           1.12                         4,762,985
   2015                                                 1.02                           0.98                           232,177

  BAND 0
   2018                                               $ 1.29                         $ 1.14                           116,514
   2017                                                 1.14                           1.29                         1,059,948
   2016                                                 0.99                           1.14                         1,138,556

MFS MID CAP VALUE FUND - R3 CLASS
  BAND 125
   2018                                               $ 1.26                         $ 1.10                         1,664,344
   2017                                                 1.12                           1.26                         5,498,405
   2016                                                 0.98                           1.12                         6,719,646
   2015                                                 1.02                           0.98                            14,243

MFS MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.10                         $ 0.97                         4,497,262
   2017                                                 0.98                           1.10                         3,700,125

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS MODERATE ALLOCATION FUND - R2 CLASS
  BAND 125
   2018                                             $  1.15                       $ 1.08                         499,867
   2017                                                1.01                         1.15                         463,108

MFS MODERATE ALLOCATION FUND - R3 CLASS
  BAND 125
   2018                                             $  1.16                       $ 1.09                         108,359
   2017                                                1.02                         1.16                          51,676
   2016                                                0.97                         1.02                          22,216
   2015                                                0.99                         0.97                          61,788

MFS NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2018                                             $  1.60                       $ 1.55                          22,314
   2017                                                1.29                         1.60                          12,684
   2016                                                1.21                         1.29                          50,199
   2015                                                1.25                         1.21                         204,337
   2014                                                1.37                         1.25                         527,673
   2013                                                0.99                         1.37                         297,334
   2012                                                0.83                         0.99                          66,702
   2011                                                1.00 (06/23/11)              0.83                          41,935

  BAND 0
   2018                                             $  1.74                       $ 1.71                               -
   2017                                                1.38                         1.74                               -
   2016                                                1.28                         1.38                               -
   2015                                                1.31                         1.28                           9,214
   2014                                                1.42                         1.31                           6,390

MFS NEW DISCOVERY FUND - R3 CLASS
  BAND 125
   2018                                             $  1.63                       $ 1.58                               -
   2017                                                1.31                         1.63                               -
   2016                                                1.22                         1.31                          18,350
   2015                                                1.26                         1.22                          70,293
   2014                                                1.38                         1.26                         700,692
   2013                                                0.99                         1.38                         145,617
   2012                                                0.83                         0.99                          44,407
   2011                                                1.00 (06/23/11)              0.83                          23,209

MFS TECHNOLOGY FUND - R2 CLASS
  BAND 125
   2018                                             $  1.48                       $ 1.48                           2,448
   2017                                                1.09                         1.48                          18,374
   2016                                                1.00 (05/12/16)              1.09                          14,851

MFS TECHNOLOGY FUND - R3 CLASS
  BAND 125
   2018                                             $  1.49                       $ 1.49                       1,594,508
   2017                                                1.09                         1.49                       1,385,391
   2016                                                1.00 (05/12/16)              1.09                          32,362

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS TECHNOLOGY FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.36                       $ 1.36                         667,319
    2017                                            0.99                         1.36                         341,103

MFS UTILITIES FUND - R2 CLASS
  BAND 125
    2018                                          $ 1.90                       $ 1.89                          66,153
    2017                                            1.69                         1.90                          94,511
    2016                                            1.54                         1.69                         296,143
    2015                                            1.83                         1.54                         341,133
    2014                                            1.65                         1.83                         540,895
    2013                                            1.39                         1.65                         275,996
    2012                                            1.25                         1.39                         175,686
    2011                                            1.19                         1.25                         143,125
    2010                                            1.00 (05/27/10)              1.19                           3,567

  BAND 100
    2018                                          $ 1.94                       $ 1.93                           2,397
    2017                                            1.71                         1.94                          33,318
    2016                                            1.56                         1.71                          35,232
    2015                                            1.85                         1.56                          44,128
    2014                                            1.66                         1.85                          53,031

MFS UTILITIES FUND - R3 CLASS
  BAND 125
    2018                                          $ 1.94                       $ 1.93                          34,447
    2017                                            1.71                         1.94                          45,747
    2016                                            1.56                         1.71                         203,327
    2015                                            1.85                         1.56                         166,061
    2014                                            1.67                         1.85                          49,803
    2013                                            1.40                         1.67                          18,309
    2012                                            1.25                         1.40                          17,752
    2011                                            1.19                         1.25                          12,960
    2010                                            1.00 (05/27/10)              1.19                           3,567

MFS VALUE FUND - A CLASS
  BAND 125
    2018                                          $ 2.87                       $ 2.55                       6,014,553
    2017                                            2.47                         2.87                       7,444,352
    2016                                            2.20                         2.47                      12,552,857
    2015                                            2.25                         2.20                      10,260,718
    2014                                            2.06                         2.25                       5,716,057
    2013                                            1.54                         2.06                       4,937,223
    2012                                            1.34                         1.54                       3,065,781
    2011                                            1.36                         1.34                       4,364,025
    2010                                            1.24                         1.36                       3,874,016
    2009                                            1.04                         1.24                       2,289,977

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  3.49                       $ 3.14                               -
   2017                                                2.97                         3.49                               -
   2016                                                2.61                         2.97                       1,870,724
   2015                                                2.63                         2.61                       1,850,306
   2014                                                2.38                         2.63                       1,753,659
   2013                                                1.76                         2.38                       1,828,853
   2012                                                1.51                         1.76                       1,854,727

MFS VALUE FUND - R6 CLASS
  BAND 125
   2018                                             $  1.16                       $ 1.03                       7,162,269
   2017                                                0.99                         1.16                       1,124,262

  BAND 0
   2018                                             $  1.17                       $ 1.06                       2,344,340
   2017                                                0.99                         1.17                       2,461,811

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - A CLASS
  BAND 125
   2018                                             $  1.39                       $ 1.13                          26,072
   2017                                                0.99                         1.39                         231,533
   2016                                                0.92                         0.99                          16,270

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - R3 CLASS
  BAND 125
   2018                                             $  1.39                       $ 1.13                             999
   2017                                                1.00                         1.39                          31,031
   2016                                                0.94                         1.00                          29,271
   2015                                                1.08                         0.94                          17,754

NEUBERGER BERMAN FOCUS FUND - ADVISOR CLASS
  BAND 125
   2018                                             $ 12.06                       $10.82                           4,867
   2017                                               10.26                        12.06                           4,545
   2016                                                9.74                        10.26                           4,486
   2015                                                9.89                         9.74                           4,197
   2014                                                9.09                         9.89                           4,070
   2013                                                 6.8                         9.09                           7,025
   2012                                                5.81                          6.8                           5,899
   2011                                                6.05                         5.81                           8,740
   2010                                                5.47                         6.05                           8,795
   2009                                                4.30                         5.47                           5,205

  BAND 100
   2018                                             $ 12.50                       $11.24                             642
   2017                                               10.61                        12.50                           1,253
   2016                                               10.04                        10.61                           8,891
   2015                                               10.17                        10.04                           2,357
   2014                                                9.32                        10.17                           2,483

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN LARGE CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  4.35                       $ 4.24                          99,117
   2017                                                3.90                         4.35                         132,835
   2016                                                3.09                         3.90                         263,324
   2015                                                3.57                         3.09                         684,397
   2014                                                3.27                         3.57                         696,007
   2013                                                2.53                         3.27                         815,403
   2012                                                2.19                         2.53                         800,279
   2011                                                2.51                         2.19                       1,827,912
   2010                                                2.21                         2.51                       2,258,042
   2009                                                1.44                         2.21                       2,508,719

  BAND 100
   2018                                             $  4.49                       $ 4.39                          21,441
   2017                                                4.02                         4.49                          25,446
   2016                                                3.17                         4.02                          89,309
   2015                                                3.67                         3.17                          67,095
   2014                                                3.35                         3.67                          73,144
   2013                                                2.58                         3.35                           4,912
   2012                                                2.23                         2.58                           4,815
   2011                                                2.55                         2.23                           4,815
   2010                                                2.25                         2.55                           4,858
   2009                                                1.46                         2.25                          19,550

  BAND 0
   2018                                             $  5.12                       $ 5.05                               -
   2017                                                4.53                         5.12                               -
   2016                                                3.54                         4.53                               -
   2015                                                4.05                         3.54                               -
   2014                                                3.66                         4.05                               -
   2013                                                2.80                         3.66                               -
   2012                                                2.40                         2.80                         293,974
   2011                                                2.71                         2.40                         271,795
   2010                                                2.36                         2.71                         406,801
   2009                                                1.52                         2.36                         355,343

NEUBERGER BERMAN SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  2.14                       $ 2.22                          28,328
   2017                                                1.69                         2.14                          41,323
   2016                                                1.61                         1.69                          42,732
   2015                                                1.73                         1.61                          48,020

NEUBERGER BERMAN SMALL CAP GROWTH FUND - ADVISOR CLASS
  BAND 125
   2018                                             $  3.49                       $ 3.63                         114,375
   2017                                                2.77                         3.49                          69,790
   2016                                                2.65                         2.77                         106,233
   2015                                                2.85                         2.65                         181,654
   2014                                                2.78                         2.85                         192,098
   2013                                                1.92                         2.78                         216,777
   2012                                                1.79                         1.92                         265,292
   2011                                                1.85                         1.79                         293,423
   2010                                                1.56                         1.85                         558,006
   2009                                                1.30                         1.56                         618,463

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                             $  3.60                       $ 3.76                          26,829
   2017                                                2.85                         3.60                           4,991
   2016                                                2.72                         2.85                           6,341
   2015                                                2.92                         2.72                           6,322
   2014                                                2.85                         2.92                           7,765

  BAND 0
   2018                                             $  4.11                       $ 4.32                               -
   2017                                                3.22                         4.11                               -
   2016                                                3.04                         3.22                               -
   2015                                                3.23                         3.04                           4,991
   2014                                                3.12                         3.23                           6,341
   2013                                                2.13                         3.12                           6,322
   2012                                                1.95                         2.13                           7,765
   2011                                                2.00                         1.95                          20,024
   2010                                                1.66                         2.00                          15,774
   2009                                                1.35                         1.66                          11,029

NEUBERGER BERMAN SMALL CAP GROWTH FUND - R3 CLASS
  BAND 125
   2018                                             $  3.33                       $ 3.46                          25,324
   2017                                                2.64                         3.33                          18,704
   2016                                                2.52                         2.64                           9,685
   2015                                                2.71                         2.52                          25,980
   2014                                                2.65                         2.71                          15,064
   2013                                                1.83                         2.65                          10,793
   2012                                                1.71                         1.83                           5,204
   2011                                                1.76                         1.71                           5,148

NEUBERGER BERMAN SUSTAINABLE EQUITY FUND - A CLASS
  BAND 125
   2018                                             $  2.17                       $ 2.01                          67,976
   2017                                                1.86                         2.17                          69,980
   2016                                                1.00 (10/21/16)              1.86                         145,717

NEUBERGER BERMAN SUSTAINABLE EQUITY FUND - R3 CLASS
  BAND 125
   2018                                             $  2.19                       $ 2.03                         433,491
   2017                                                1.88                         2.19                         380,371
   2016                                                1.00 (10/21/16)              1.88                         780,532

  BAND 100
   2018                                             $  2.20                       $ 2.04                          17,443
   2017                                                1.88                         2.20                          26,195
   2016                                                1.00 (10/21/16)              1.88                          55,976

NORTHERN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2018                                             $  2.07                       $ 1.77                       2,063,471
   2017                                                1.97                         2.07                       2,353,353
   2016                                                1.56                         1.97                       1,421,332
   2015                                                1.66                         1.56                         863,975
   2014                                                1.57                         1.66                          19,543
   2013                                                1.16                         1.57                          17,647

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2018                                             $  1.29                       $ 1.01                          14,105
   2017                                                0.95                         1.29                          11,504

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2018                                             $  2.16                       $ 1.93                         290,887
   2017                                                1.75                         2.16                         933,945
   2016                                                1.76                         1.75                       3,338,235
   2015                                                1.80                         1.76                       2,384,566
   2014                                                1.68                         1.80                         762,062
   2013                                                1.24                         1.68                          57,259
   2012                                                1.10                         1.24                         345,375
   2011                                                1.15                         1.10                         325,064
   2010                                                0.91                         1.15                         350,204
   2009                                                0.63                         0.91                         306,492

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2018                                             $  2.10                       $ 1.88                         201,814
   2017                                                1.71                         2.10                         246,915
   2016                                                1.72                         1.71                       1,315,975
   2015                                                1.76                         1.72                         813,436
   2014                                                1.65                         1.76                         494,129
   2013                                                1.23                         1.65                          45,588
   2012                                                1.08                         1.23                          42,929
   2011                                                1.13                         1.08                          35,872
   2010                                                0.90                         1.13                           4,477
   2009                                                0.63                         0.90                           5,204

  BAND 0
   2018                                             $  2.41                       $ 2.19                               -
   2017                                                1.94                         2.41                               -
   2016                                                1.92                         1.94                         338,777
   2015                                                1.95                         1.92                         149,082
   2014                                                1.80                         1.95                         521,788

NUVEEN MID CAP VALUE FUND - A CLASS
  BAND 125
   2018                                             $  1.89                       $ 1.62                         553,187
   2017                                                1.60                         1.89                         466,440
   2016                                                1.40                         1.60                         293,222
   2015                                                1.47                         1.40                         172,431
   2014                                                1.36                         1.47                         106,868
   2013                                                1.00                         1.36                          26,117
   2012                                                0.92                         1.00                           9,350
   2011                                                1.00                         0.92                         102,847
   2010                                                0.84                         1.00                          94,345
   2009                                                0.66                         0.84                          83,649

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID CAP VALUE FUND - R3 CLASS
  BAND 125
    2018                                             $ 1.84                        $ 1.58                           4,568
    2017                                               1.56                          1.84                           2,437
    2016                                               1.37                          1.56                           1,335
    2015                                               1.44                          1.37                           9,030
    2014                                               1.34                          1.44                           7,865
    2013                                               0.98                          1.34                           5,071
    2012                                               0.90                          0.98                           1,179
    2011                                               0.99                          0.90                          16,406
    2010                                               0.84                          0.99                          57,902
    2009                                               0.66                          0.84                          52,072

NUVEEN REAL ESTATE SECURITIES FUND - A CLASS
  BAND 125
    2018                                             $ 2.35                        $ 2.19                         274,888
    2017                                               2.26                          2.35                         415,519
    2016                                               2.15                          2.26                         470,377
    2015                                               2.11                          2.15                         339,928
    2014                                               1.63                          2.11                         572,816
    2013                                               1.63                          1.63                         639,614
    2012                                               1.40                          1.63                         819,385
    2011                                               1.32                          1.40                         537,716
    2010                                               1.03                          1.32                         313,580

NUVEEN REAL ESTATE SECURITIES FUND - R3 CLASS
  BAND 125
    2018                                             $ 2.31                        $ 2.14                         113,953
    2017                                               2.22                          2.31                         462,914
    2016                                               2.12                          2.22                         688,803
    2015                                               2.08                          2.12                         699,695
    2014                                               1.61                          2.08                         778,230
    2013                                               1.62                          1.61                         719,411
    2012                                               1.39                          1.62                         676,250
    2011                                               1.32                          1.39                         563,985
    2010                                               1.03                          1.32                         221,292

  BAND 100
    2018                                             $ 2.36                        $ 2.19                             503
    2017                                               2.26                          2.36                             504
    2016                                               2.15                          2.26                           7,434
    2015                                               2.11                          2.15                          28,555
    2014                                               1.63                          2.11                          49,212

  BAND 0
    2018                                             $ 2.55                        $ 2.40                          25,552
    2017                                               2.43                          2.55                          27,107
    2016                                               2.28                          2.43                          23,345
    2015                                               2.22                          2.28                          86,146
    2014                                               1.70                          2.22                         103,114
    2013                                               1.69                          1.70                         102,012
    2012                                               1.43                          1.69                          86,927
    2011                                               1.33                          1.43                          88,192
    2010                                               1.03                          1.33                          72,767

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN REAL ESTATE SECURITIES FUND - R6 CLASS
  BAND 125
   2018                                              $ 1.01                        $ 0.95                         555,233

NUVEEN SMALL CAP SELECT FUND - A CLASS
  BAND 125
   2018                                              $ 1.88                        $ 1.65                          41,303
   2017                                                1.74                          1.88                          59,632
   2016                                                1.45                          1.74                          66,822
   2015                                                1.50                          1.45                         120,459
   2014                                                1.44                          1.50                          95,511
   2013                                                1.10                          1.44                         422,848
   2012                                                1.00                          1.10                         527,399
   2011                                                1.03                          1.00                         515,456
   2010                                                0.85                          1.03                         528,219
   2009                                                0.63                          0.85                         521,721

NUVEEN SMALL CAP SELECT FUND - R3 CLASS
  BAND 125
   2018                                              $ 1.83                        $ 1.60                           2,216
   2017                                                1.69                          1.83                           3,520
   2016                                                1.42                          1.69                           6,853
   2015                                                1.47                          1.42                          13,955
   2014                                                1.41                          1.47                          96,521
   2013                                                1.09                          1.41                          82,532
   2012                                                0.99                          1.09                         115,364
   2011                                                1.02                          0.99                         162,205
   2010                                                0.84                          1.02                         181,333
   2009                                                0.62                          0.84                          45,936

NUVEEN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2018                                              $ 2.12                        $ 1.66                          99,022
   2017                                                2.02                          2.12                         153,684
   2016                                                1.56                          2.02                          85,261
   2015                                                1.54                          1.56                          58,307
   2014                                                1.49                          1.54                          44,144
   2013                                                1.09                          1.49                          43,029
   2012                                                0.96                          1.09                          50,430
   2011                                                0.98                          0.96                          47,766
   2010                                                0.77                          0.98                          50,626
   2009                                                0.66                          0.77                          47,170

NUVEEN SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2018                                              $ 2.06                        $ 1.61                         475,397
   2017                                                1.97                          2.06                         597,933
   2016                                                1.53                          1.97                         508,888
   2015                                                1.51                          1.53                         275,208
   2014                                                1.46                          1.51                         296,079
   2013                                                1.07                          1.46                         316,953
   2012                                                0.95                          1.07                         265,127
   2011                                                0.97                          0.95                          14,015
   2010                                                0.77                          0.97                          12,134
   2009                                                0.66                          0.77                          33,534

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                             $  2.24                       $ 1.76                          68,263
   2017                                                2.13                         2.24                          82,483
   2016                                                1.64                         2.13                          57,556
   2015                                                1.61                         1.64                          32,344
   2014                                                1.55                         1.61                          18,674
   2013                                                1.12                         1.55                          13,771
   2012                                                0.99                         1.12                          18,308
   2011                                                1.00                         0.99                          18,130
   2010                                                0.78                         1.00                          20,056

NUVEEN SMALL CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                             $  1.09                       $ 0.86                         468,157

NUVEEN STRATEGY GROWTH ALLOCATION - A CLASS
  BAND 125
   2018                                             $  1.64                       $ 1.43                               -
   2017                                                1.42                         1.64                               -
   2016                                                1.35                         1.42                          24,744
   2015                                                1.39                         1.35                          22,847
   2014                                                1.34                         1.39                          20,214
   2013                                                1.13                         1.34                          14,253
   2012                                                1.02                         1.13                             773
   2011                                                1.06                         1.02                             248

  BAND 0
   2018                                             $  1.88                       $ 1.67                               -
   2017                                                1.62                         1.88                               -
   2016                                                1.52                         1.62                               -
   2015                                                1.54                         1.52                         820,241
   2014                                                1.46                         1.54                         843,417
   2013                                                1.22                         1.46                         881,950
   2012                                                1.08                         1.22                         901,571
   2011                                                1.11                         1.08                         914,533
   2010                                                0.99                         1.11                         999,214

NUVEEN STRATEGY GROWTH ALLOCATION - R3 CLASS
  BAND 125
   2018                                             $  1.59                       $ 1.39                               -
   2017                                                1.39                         1.59                               -
   2016                                                1.32                         1.39                         108,954
   2015                                                1.36                         1.32                         115,000
   2014                                                1.31                         1.36                         108,101
   2013                                                1.12                         1.31                          93,095
   2012                                                1.00                         1.12                         715,128
   2011                                                1.05                         1.00                         827,533
   2010                                                0.95                         1.05                         139,506
   2009                                                0.74                         0.95                         108,176

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.83                       $  1.62                              -
   2017                                                1.57                          1.83                              -
   2016                                                1.48                          1.57                              -
   2015                                                1.51                          1.48                         87,651
   2014                                                1.44                          1.51                         82,727
   2013                                                1.21                          1.44                         96,289
   2012                                                1.07                          1.21                         89,231
   2011                                                1.10                          1.07                         82,607
   2010                                                1.00                          1.10                          8,505

OAK RIDGE MULTI STRATEGY FUND - A CLASS
  BAND 125
   2018                                              $ 1.86                       $  1.69                          1,968
   2017                                                1.49                          1.86                          2,878
   2016                                                1.51                          1.49                          3,731
   2015                                                1.47                          1.51                          4,260
   2014                                                1.36                          1.47                          4,837

  BAND 100
   2018                                              $ 1.89                       $  1.71                          1,491
   2017                                                1.51                          1.89                          1,491
   2016                                                1.52                          1.51                          1,491
   2015                                                1.47                          1.52                         15,288
   2014                                                1.37                          1.47                         12,088

OAK RIDGE SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                              $ 1.69                       $  1.56                         11,751
   2017                                                1.44                          1.69                         65,588
   2016                                                1.43                          1.44                        210,723
   2015                                                1.52                          1.43                        256,536
   2014                                                1.48                          1.52                        195,761
   2013                                                1.08                          1.48                        192,577
   2012                                                1.00 (05/24/12)               1.08                            573

OAK RIDGE SMALL CAP GROWTH FUND - I CLASS
  BAND 125
   2018                                              $ 1.73                       $  1.60                        119,457
   2017                                                1.46                          1.73                      3,839,259
   2016                                                1.45                          1.46                      3,607,331
   2015                                                1.53                          1.45                      3,202,559
   2014                                                1.49                          1.53                      2,614,624
   2013                                                1.08                          1.49                      1,877,852

OPPENHEIMER ACTIVE ALLOCATION FUND - A CLASS
  BAND 125
   2018                                              $ 1.21                       $  1.08                          1,360
   2017                                                1.03                          1.21                        516,726
   2016                                                1.00                          1.03                        519,446

  BAND 0
   2018                                              $ 1.26                       $  1.14                         16,134
   2017                                                1.05                          1.26                        493,741
   2016                                                1.01                          1.05                        491,780

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER ACTIVE ALLOCATION FUND - Y CLASS
  BAND 125
   2018                                               $ 1.22                         $ 1.09                           143,688
   2017                                                 1.03                           1.22                           129,487

OPPENHEIMER DEVELOPING MARKETS FUND - A CLASS
  BAND 125
   2018                                               $ 1.49                         $ 1.29                         6,458,786
   2017                                                 1.12                           1.49                         7,849,589
   2016                                                 1.06                           1.12                         7,970,782
   2015                                                 1.25                           1.06                         9,514,266
   2014                                                 1.33                           1.25                         6,424,693
   2013                                                 1.24                           1.33                         6,303,821
   2012                                                 1.04                           1.24                         4,118,308
   2011                                                 1.29                           1.04                         2,627,929
   2010                                                 1.02                           1.29                           616,057

  BAND 100
   2018                                               $ 1.52                         $ 1.32                           340,387
   2017                                                 1.14                           1.52                           320,383
   2016                                                 1.08                           1.14                           398,776
   2015                                                 1.26                           1.08                           403,604

  BAND 50
   2018                                               $ 1.58                         $ 1.38                             3,764
   2017                                                 1.18                           1.58                             4,443
   2016                                                 1.11                           1.18                             6,260
   2015                                                 1.30                           1.11                             6,707

  BAND 0
   2018                                               $ 1.65                         $ 1.45                            70,975
   2017                                                 1.22                           1.65                            56,329
   2016                                                 1.14                           1.22                           531,282
   2015                                                 1.33                           1.14                           652,720
   2014                                                 1.40                           1.33                           120,048
   2013                                                 1.29                           1.40                           132,573
   2012                                                 1.07                           1.29                         2,880,188

OPPENHEIMER DEVELOPING MARKETS FUND - I CLASS
  BAND 125
   2018                                               $ 1.32                         $ 1.15                         3,236,160
   2017                                                 0.99                           1.32                           491,073

  BAND 0
   2018                                               $ 1.34                         $ 1.18                         1,939,279
   2017                                                 0.99                           1.34                         2,008,370

OPPENHEIMER DEVELOPING MARKETS FUND - Y CLASS
  BAND 125
   2018                                               $ 1.27                         $ 1.11                         5,745,095
   2017                                                 0.96                           1.27                         8,756,508
   2016                                                 0.90                           0.96                        11,384,574
   2015                                                 1.06                           0.90                         9,593,035
   2014                                                 1.13                           1.06                         9,357,477
   2013                                                 1.05                           1.13                         8,884,508

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  1.37                       $ 1.21                               -
   2017                                                1.02                         1.37                               -
   2016                                                0.95                         1.02                       5,562,169
   2015                                                1.10                         0.95                       5,371,946
   2014                                                1.15                         1.10                       4,648,385
   2013                                                1.06                         1.15                       3,821,063

OPPENHEIMER GLOBAL FUND - A CLASS
  BAND 125
   2018                                             $  1.88                       $ 1.60                         198,623
   2017                                                1.40                         1.88                         286,639
   2016                                                1.41                         1.40                         256,728
   2015                                                1.38                         1.41                         314,520
   2014                                                1.37                         1.38                         139,792
   2013                                                1.09                         1.37                          35,822

  BAND 100
   2018                                             $  1.90                       $ 1.63                          85,164
   2017                                                1.41                         1.90                         132,140
   2016                                                1.42                         1.41                         144,883
   2015                                                1.38                         1.42                         188,208

  BAND 50
   2018                                             $  1.95                       $ 1.68                         904,831
   2017                                                1.44                         1.95                       1,002,459
   2016                                                1.45                         1.44                       1,082,403
   2015                                                1.40                         1.45                       1,124,020
   2014                                                1.38                         1.40                         848,916
   2013                                                1.09                         1.38                         864,171

  BAND 0
   2018                                             $  2.00                       $ 1.73                               -
   2017                                                1.47                         2.00                               -
   2016                                                1.47                         1.47                               -
   2015                                                1.41                         1.47                           8,281
   2014                                                1.38                         1.41                         666,562
   2013                                                1.09                         1.38                         688,368

OPPENHEIMER GLOBAL FUND - I CLASS
  BAND 125
   2018                                             $  1.12                       $ 0.96                          75,339

OPPENHEIMER GLOBAL FUND - Y CLASS
  BAND 125
   2018                                             $  1.90                       $ 1.63                         732,441
   2017                                                1.41                         1.90                         834,579
   2016                                                1.42                         1.41                         778,099
   2015                                                1.38                         1.42                         542,430
   2014                                                1.37                         1.38                         433,859
   2013                                                1.09                         1.37                         208,266

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL OPPORTUNITIES FUND - A CLASS
  BAND 125
   2018                                             $  2.47                       $ 2.00                         491,095
   2017                                                1.64                         2.47                         608,668
   2016                                                1.50                         1.64                         587,039
   2015                                                1.34                         1.50                         658,547
   2014                                                1.40                         1.34                         332,449
   2013                                                1.01                         1.40                         252,782
   2012                                                0.93                         1.01                       1,280,138
   2011                                                1.03                         0.93                          44,232

OPPENHEIMER GLOBAL OPPORTUNITIES FUND - I CLASS
  BAND 125
   2018                                             $  1.19                       $ 0.96                          15,598

OPPENHEIMER GLOBAL OPPORTUNITIES FUND - Y CLASS
  BAND 125
   2018                                             $  2.72                       $ 2.21                         204,331
   2017                                                1.80                         2.72                         144,671
   2016                                                1.65                         1.80                         109,552
   2015                                                1.46                         1.65                         107,867
   2014                                                1.53                         1.46                          11,968

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2018                                             $  1.39                       $ 1.31                         339,256
   2017                                                1.33                         1.39                         695,615
   2016                                                1.26                         1.33                         732,508
   2015                                                1.31                         1.26                         718,762
   2014                                                1.29                         1.31                         418,784
   2013                                                1.31                         1.29                       1,653,142
   2012                                                1.17                         1.31                          27,355
   2011                                                1.18                         1.17                         247,017
   2010                                                1.03                         1.18                         210,386
   2009                                                0.85                         1.03                         214,559

  BAND 25
   2018                                             $  1.55                       $ 1.47                               -
   2017                                                1.46                         1.55                               -
   2016                                                1.38                         1.46                               -
   2015                                                1.41                         1.38                               -
   2014                                                1.38                         1.41                               -
   2013                                                1.39                         1.38                               -
   2012                                                1.23                         1.39                               -
   2011                                                1.22                         1.23                               -
   2010                                                1.05                         1.22                         479,512
   2009                                                0.87                         1.05                         488,168

  BAND 0
   2018                                             $  1.59                       $ 1.51                               -
   2017                                                1.50                         1.59                               -
   2016                                                1.41                         1.50                          62,397
   2015                                                1.44                         1.41                          61,079
   2014                                                1.40                         1.44                               -
   2013                                                1.41                         1.40                          23,546

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND - Y CLASS
  BAND 125
   2018                                               $ 1.09                         $  1.03                          323,144
   2017                                                 1.04                            1.09                          292,518
   2016                                                 0.99                            1.04                          325,640
   2015                                                 1.02                            0.99                          253,186
   2014                                                 1.01                            1.02                           72,003
   2013                                                 1.02                            1.01                           14,100

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - A CLASS
  BAND 125
   2018                                               $ 0.58                         $  0.50                          693,734
   2017                                                 0.50                            0.58                          760,379
   2016                                                 0.34                            0.50                        1,124,592
   2015                                                 0.45                            0.34                          944,949
   2014                                                 0.54                            0.45                          572,439
   2013                                                 1.05                            0.54                          561,379
   2012                                                 1.17                            1.05                          335,149
   2011                                                 1.60                            1.17                          201,870
   2010                                                 1.05                            1.60                           27,308

  BAND 100
   2018                                               $ 0.60                         $  0.51                          276,500
   2017                                                 0.51                            0.60                          435,423
   2016                                                 0.35                            0.51                          187,480
   2015                                                 0.46                            0.35                          174,447

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - I CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $  0.94                           20,197

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - Y CLASS
  BAND 125
   2018                                               $ 0.55                         $  0.47                        1,005,779
   2017                                                 0.48                            0.55                        1,034,641
   2016                                                 0.32                            0.48                          863,217
   2015                                                 0.42                            0.32                          531,970
   2014                                                 0.51                            0.42                          493,053
   2013                                                 0.98                            0.51                          156,221

OPPENHEIMER INTERNATIONAL BOND FUND - A CLASS
  BAND 125
   2018                                               $ 1.07                         $  1.00                        1,240,337
   2017                                                 0.98                            1.07                        1,510,600
   2016                                                 0.93                            0.98                        1,854,279
   2015                                                 0.98                            0.93                        2,822,529
   2014                                                 0.99                            0.98                        2,806,579
   2013                                                 1.05                            0.99                        4,694,554
   2012                                                 0.96                            1.05                        1,094,997
   2011                                                 1.00 (06/23/11)                 0.96                          976,340

  BAND 100
   2018                                               $ 1.09                         $  1.01                           78,906
   2017                                                 0.99                            1.09                           97,951
   2016                                                 0.94                            0.99                          127,461
   2015                                                 0.99                            0.94                          154,983

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.16                         $ 1.09                            27,182
   2017                                                 1.05                           1.16                            24,534
   2016                                                 0.99                           1.05                            34,035
   2015                                                 1.03                           0.99                           437,811
   2014                                                 1.02                           1.03                           192,157
   2013                                                 1.07                           1.02                           178,634

OPPENHEIMER INTERNATIONAL BOND FUND - I CLASS
  BAND 125
   2018                                               $ 1.04                         $ 0.97                           592,590

OPPENHEIMER INTERNATIONAL BOND FUND - Y CLASS
  BAND 125
   2018                                               $ 1.06                         $ 0.99                         4,046,749
   2017                                                 0.96                           1.06                         3,091,297
   2016                                                 0.92                           0.96                         2,613,909
   2015                                                 0.96                           0.92                         2,832,213
   2014                                                 0.97                           0.96                         2,305,601
   2013                                                 1.02                           0.97                         2,077,345

OPPENHEIMER INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2018                                               $ 1.31                         $ 1.04                         1,934,306
   2017                                                 1.05                           1.31                         3,777,743
   2016                                                 1.09                           1.05                         3,980,301
   2015                                                 1.07                           1.09                         3,638,698
   2014                                                 1.16                           1.07                         2,675,462
   2013                                                 0.94                           1.16                         3,201,044
   2012                                                 0.78                           0.94                           933,722
   2011                                                 0.86                           0.78                           125,545
   2010                                                 0.76                           0.86                            99,370
   2009                                                 0.56                           0.76                            36,372

  BAND 100
   2018                                               $ 1.34                         $ 1.07                            47,058
   2017                                                 1.07                           1.34                            19,943
   2016                                                 1.11                           1.07                            16,644
   2015                                                 1.09                           1.11                               990
   2014                                                 1.18                           1.09                             7,387
   2013                                                 0.95                           1.18                             6,811

  BAND 50
   2018                                               $ 1.41                         $ 1.13                             1,427
   2017                                                 1.12                           1.41                             1,446
   2016                                                 1.15                           1.12                             3,684
   2015                                                 1.12                           1.15                             4,571
   2014                                                 1.22                           1.12                             5,769
   2013                                                 0.98                           1.22                             1,713

  BAND 0
   2018                                               $ 1.49                         $ 1.20                           283,794
   2017                                                 1.17                           1.49                           265,558
   2016                                                 1.20                           1.17                           934,673
   2015                                                 1.17                           1.20                           672,925
   2014                                                 1.26                           1.17                           379,301
   2013                                                 1.00                           1.26                           299,856

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL GROWTH FUND - I CLASS
  BAND 125
   2018                                               $ 1.28                         $ 1.02                         3,937,745
   2017                                                 1.02                           1.28                         1,721,507

OPPENHEIMER INTERNATIONAL GROWTH FUND - Y CLASS
  BAND 125
   2018                                               $ 1.52                         $ 1.21                        21,606,956
   2017                                                 1.21                           1.52                        23,475,854
   2016                                                 1.25                           1.21                        24,590,763
   2015                                                 1.23                           1.25                        23,661,293
   2014                                                 1.34                           1.23                        17,636,882
   2013                                                 1.08                           1.34                         8,521,212

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - A CLASS
  BAND 125
   2018                                               $ 2.32                         $ 2.08                           508,769
   2017                                                 1.71                           2.32                           733,972
   2016                                                 1.74                           1.71                           814,524
   2015                                                 1.53                           1.74                         1,020,021
   2014                                                 1.55                           1.53                             9,272
   2013                                                 1.08                           1.55                            23,265

  BAND 100
   2018                                               $ 2.35                         $ 2.11                            48,467
   2017                                                 1.72                           2.35                            57,609
   2016                                                 1.75                           1.72                            62,301
   2015                                                 1.54                           1.75                           226,447

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - I CLASS
  BAND 125
   2018                                               $ 1.38                         $ 1.23                            31,078
   2017                                                 1.00                           1.38                            19,496

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - Y CLASS
  BAND 125
   2018                                               $ 2.35                         $ 2.11                            13,462
   2017                                                 1.72                           2.35                           622,499
   2016                                                 1.75                           1.72                           667,604
   2015                                                 1.54                           1.75                         1,038,135
   2014                                                 1.55                           1.54                           633,120
   2013                                                 1.08                           1.55                           182,066

  BAND 0
   2018                                               $ 2.51                         $ 2.28                           672,087
   2017                                                 1.81                           2.51                           648,787
   2016                                                 1.82                           1.81                           596,209

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET ALL CAP FUND - A CLASS
  BAND 125
   2018                                             $  1.73                       $ 1.53                         387,089
   2017                                                1.51                         1.73                         473,506
   2016                                                1.39                         1.51                         579,454
   2015                                                1.43                         1.39                         604,972
   2014                                                1.35                         1.43                         105,202
   2013                                                1.06                         1.35                         103,343

  BAND 100
   2018                                             $  1.75                       $ 1.56                          30,043
   2017                                                1.53                         1.75                          66,689
   2016                                                1.40                         1.53                          30,049
   2015                                                1.44                         1.40                          30,049

OPPENHEIMER MAIN STREET ALL CAP FUND - Y CLASS
  BAND 125
   2018                                             $  1.76                       $ 1.56                               -
   2017                                                1.53                         1.76                               -
   2016                                                1.41                         1.53                               -
   2015                                                1.44                         1.41                          48,147
   2014                                                1.35                         1.44                          52,232
   2013                                                1.06                         1.35                          51,591

OPPENHEIMER MAIN STREET MID CAP FUND - A CLASS
  BAND 125
   2018                                             $  1.05                       $ 0.91                         902,264
   2017                                                0.92                         1.05                       1,542,829
   2016                                                0.82                         0.92                       1,759,367
   2015                                                0.90                         0.82                       1,501,728
   2014                                                0.81                         0.90                       1,438,316
   2013                                                0.62                         0.81                       1,301,408
   2012                                                0.53                         0.62                       2,609,738
   2011                                                0.56                         0.53                       4,258,879
   2010                                                0.46                         0.56                       2,442,279
   2009                                                0.34                         0.46                       1,673,048

  BAND 100
   2018                                             $  1.07                       $ 0.93                         363,009
   2017                                                0.95                         1.07                         428,839
   2016                                                0.84                         0.95                         437,144
   2015                                                0.92                         0.84                         439,085
   2014                                                0.83                         0.92                         112,914
   2013                                                0.63                         0.83                          72,486

  BAND 50
   2018                                             $  1.14                       $ 0.99                           5,403
   2017                                                1.00                         1.14                           6,894
   2016                                                0.88                         1.00                           6,699
   2015                                                0.96                         0.88                           7,590
   2014                                                0.86                         0.96                           8,349
   2013                                                0.64                         0.86                           8,833

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                             $  1.20                       $ 1.05                         148,300
   2017                                                1.05                         1.20                         150,206
   2016                                                0.92                         1.05                         149,696
   2015                                                1.00                         0.92                         217,137

OPPENHEIMER MAIN STREET MID CAP FUND - Y CLASS
  BAND 125
   2018                                             $  1.87                       $ 1.62                         956,028
   2017                                                1.64                         1.87                       1,465,574
   2016                                                1.47                         1.64                       1,918,606
   2015                                                1.60                         1.47                       1,578,128
   2014                                                1.43                         1.60                         813,283
   2013                                                1.09                         1.43                         358,158

  BAND 0
   2018                                             $  1.99                       $ 1.75                         255,284
   2017                                                1.73                         1.99                         224,845
   2016                                                1.52                         1.73                         186,078

OPPENHEIMER MID CAP VALUE FUND - A CLASS
  BAND 125
   2018                                             $  1.94                       $ 1.57                         718,659
   2017                                                1.73                         1.94                         849,606
   2016                                                1.46                         1.73                       1,014,566
   2015                                                1.59                         1.46                       1,024,665
   2014                                                1.46                         1.59                           2,026
   2013                                                1.07                         1.46                           1,864

  BAND 100
   2018                                             $  1.96                       $ 1.59                          63,548
   2017                                                1.75                         1.96                         102,327
   2016                                                1.47                         1.75                         111,803
   2015                                                1.60                         1.47                         128,861

OPPENHEIMER MID CAP VALUE FUND - Y CLASS
  BAND 125
   2018                                             $  1.97                       $ 1.60                          35,236
   2017                                                1.75                         1.97                          90,501
   2016                                                1.47                         1.75                          81,599
   2015                                                1.60                         1.47                         139,272
   2014                                                1.46                         1.60                          29,121
   2013                                                1.07                         1.46                             843

OPPENHEIMER SENIOR FLOATING RATE FUND - A CLASS
  BAND 125
   2018                                             $  1.08                       $ 1.06                          48,435
   2017                                                1.06                         1.08                          34,854
   2016                                                0.95                         1.06                          32,581
   2015                                                0.98                         0.95                          34,372
   2014                                                1.00 (06/26/14)              0.98                          28,169

  BAND 0
   2018                                             $  1.13                       $ 1.12                               -
   2017                                                1.09                         1.13                               -
   2016                                                0.97                         1.09                          27,448

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER SENIOR FLOATING RATE FUND - I CLASS
  BAND 125
   2018                                             $  1.02                       $ 1.00                         474,498
   2017                                               1.00 (06/22/17)               1.02                         108,043

OPPENHEIMER SENIOR FLOATING RATE FUND - Y CLASS
  BAND 125
   2018                                             $  1.09                       $ 1.07                          18,720
   2017                                                1.06                         1.09                         103,978
   2016                                                0.95                         1.06                          44,695
   2015                                                0.98                         0.95                          32,661

OPPENHEIMER TOTAL RETURN BOND FUND - A CLASS
  BAND 125
   2018                                             $  1.02                       $ 1.00                         994,759
   2017                                                0.99                         1.02                       1,299,794
   2016                                                0.98                         0.99                       1,271,891
   2015                                                1.00 (01/15/15)              0.98                         179,594

OPPENHEIMER TOTAL RETURN BOND FUND - Y CLASS
  BAND 125
   2018                                             $  1.03                       $ 1.01                         544,700
   2017                                                1.00                         1.03                         484,398
   2016                                                0.98                         1.00                       2,264,702

OPPENHEIMER VALUE FUND - A CLASS
  BAND 125
   2018                                             $  1.53                       $ 1.34                          80,791
   2017                                                1.33                         1.53                         164,409
   2016                                                1.20                         1.33                         173,939
   2015                                                1.26                         1.20                         249,364
   2014                                                1.16                         1.26                         166,074
   2013                                                0.90                         1.16                         685,152
   2012                                                0.80                         0.90                          25,333
   2011                                                0.85                         0.80                          11,310
   2010                                                0.75                         0.85                           6,931

  BAND 0
   2018                                             $  1.73                       $ 1.54                               -
   2017                                                1.49                         1.73                               -
   2016                                                1.33                         1.49                               -
   2015                                                1.38                         1.33                          30,691

OPPENHEIMER VALUE FUND - Y CLASS
  BAND 125
   2018                                             $  1.83                       $ 1.60                          25,325
   2017                                                1.59                         1.83                          18,607
   2016                                                1.43                         1.59                          22,769
   2015                                                1.50                         1.43                          29,107
   2014                                                1.37                         1.50                          33,897
   2013                                                1.06                         1.37                          28,082

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PARNASSUS CORE EQUITY FUND - INVESTOR CLASS
  BAND 125
   2018                                             $ 2.24                        $ 2.21                      8,554,068
   2017                                               1.95                          2.24                     10,021,804
   2016                                               1.79                          1.95                     10,249,497
   2015                                               1.82                          1.79                      6,938,021
   2014                                               1.61                          1.82                      6,579,264
   2013                                               1.22                          1.61                      6,081,821
   2012                                               1.07                          1.22                        200,065

PARNASSUS FUND NO LOAD CLASS
  BAND 125
   2018                                             $ 2.43                        $ 2.16                        635,232
   2017                                               2.12                          2.43                        731,432
   2016                                               1.89                          2.12                        895,119
   2015                                               1.91                          1.89                      1,038,120
   2014                                               1.69                          1.91                        975,914
   2013                                               1.27                          1.69                        993,619
   2012                                               1.02                          1.27                        993,452
   2011                                               1.09                          1.02                        952,129

PARNASSUS MID CAP FUND NO LOAD CLASS
  BAND 125
   2018                                             $ 2.31                        $ 2.13                      6,099,392
   2017                                               2.02                          2.31                      6,092,086
   2016                                               1.76                          2.02                      5,334,412
   2015                                               1.80                          1.76                        887,043
   2014                                               1.64                          1.80                        480,155
   2013                                               1.29                          1.64                        499,477
   2012                                               1.11                          1.29                          2,441
   2011                                               1.08                          1.11                          1,693

  BAND 0
   2018                                             $ 2.53                        $ 2.36                              -
   2017                                               2.18                          2.53                              -
   2016                                               1.88                          2.18                      1,094,856
   2015                                               1.90                          1.88                      1,076,133

PAX BALANCED FUND - INVESTOR CLASS
  BAND 125
   2018                                             $ 1.96                        $ 1.86                        575,874
   2017                                               1.75                          1.96                        550,169
   2016                                               1.68                          1.75                         33,999
   2015                                               1.71                          1.68                         27,400
   2014                                               1.60                          1.71                         23,743
   2013                                               1.39                          1.60                          7,017
   2012                                               1.27                          1.39                          2,726

  BAND 100
   2018                                             $ 2.00                        $ 1.90                         80,842
   2017                                               1.79                          2.00                         97,583

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PAX GLOBAL ENVIRONMENTAL MARKETS FUND - INVESTOR CLASS
  BAND 125
    2018                                            $  2.46                         $  2.08                           237,137
    2017                                               1.97                            2.46                           288,365
    2016                                               1.81                            1.97                            83,616
    2015                                               1.86                            1.81                           185,794
    2014                                               1.93                            1.86                           166,446
    2013                                               1.48                            1.93                             6,423
    2012                                               1.26                            1.48                             6,423
    2011                                               1.42                            1.26                             6,589

  BAND 100
    2018                                            $  2.52                         $  2.14                            18,943
    2017                                               2.01                            2.52                            19,342

  BAND 0
    2018                                            $  2.75                         $  2.35                             6,020
    2017                                               2.17                            2.75                             4,859

PAYDEN EMERGING MARKETS BOND - INVESTOR CLASS
  BAND 125
    2018                                            $  1.36                         $  1.25                            23,843
    2017                                               1.23                            1.36                           229,116
    2016                                               1.12                            1.23                           349,993
    2015                                               1.14                            1.12                           292,036
    2014                                               1.10                            1.14                           231,793
    2013                                               1.20                            1.10                            56,463
    2012                                               1.01                            1.20                            17,822

  BAND 0
    2018                                            $  1.49                         $  1.38                                 -
    2017                                               1.33                            1.49                                 -
    2016                                               1.19                            1.33                           408,661
    2015                                               1.20                            1.19                           356,312
    2014                                               1.14                            1.20                           394,082
    2013                                               1.23                            1.14                           604,124
    2012                                               1.03                            1.23                           801,108

PIMCO ALL ASSET FUND - ADMIN CLASS
  BAND 125
    2018                                            $  1.23                         $  1.15                            55,125
    2017                                               1.10                            1.23                            82,256
    2016                                               0.98                            1.10                            65,244
    2015                                               1.09                            0.98                           804,970
    2014                                               1.10                            1.09                           772,823
    2013                                               1.11                            1.10                           811,969
    2012                                               0.97                            1.11                            57,525
    2011                                               1.00 (06/23/11)                 0.97                            19,579

PIMCO ALL ASSET FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                            $  1.00 (06/21/18)              $  0.97                            87,871

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO COMMODITY REAL RETURN STRATEGY FUND - ADMIN CLASS
  BAND 125
   2018                                             $ 1.31                        $ 1.11                        641,308
   2017                                               1.29                          1.31                        558,470
   2016                                               1.14                          1.29                        492,364
   2015                                               1.56                          1.14                        480,229
   2014                                               1.94                          1.56                          7,541
   2013                                               2.00 (06/20/13)               1.94                        322,728

PIMCO COMMODITY REAL RETURN STRATEGY FUND - R CLASS
  BAND 125
   2018                                             $ 1.28                        $ 1.08                         31,485
   2017                                               1.27                          1.28                         26,129
   2016                                               1.13                          1.27                         22,057
   2015                                               1.56                          1.13                         17,174
   2014                                               1.94                          1.56                          5,430

PIMCO HIGH YIELD FUND - ADMIN CLASS
  BAND 125
   2018                                             $ 2.44                        $ 2.35                        880,074
   2017                                               2.32                          2.44                      1,046,584
   2016                                               2.09                          2.32                      1,175,794
   2015                                               2.16                          2.09                      1,537,956
   2014                                               2.12                          2.16                      2,064,628
   2013                                               2.03                          2.12                      3,006,584
   2012                                               1.80                          2.03                      3,168,957
   2011                                               1.76                          1.80                      3,680,424
   2010                                               1.56                          1.76                      3,640,277
   2009                                               1.10                          1.56                      2,716,640

  BAND 0
   2018                                             $ 2.97                        $ 2.89                              -
   2017                                               2.78                          2.97                              -
   2016                                               2.47                          2.78                              -
   2015                                               2.53                          2.47                        338,297
   2014                                               2.45                          2.53                        359,777
   2013                                               2.32                          2.45                        305,756
   2012                                               2.03                          2.32                        323,419
   2011                                               1.96                          2.03                        269,113
   2010                                               1.72                          1.96                        235,432

PIMCO ALL ASSET FUND - R CLASS
  BAND 125
   2018                                             $ 1.13                        $ 1.06                          1,814
   2017                                               1.02                          1.13                          1,796
   2016                                               0.91                          1.02                          1,617
   2015                                               1.02                          0.91                         26,139
   2014                                               1.03                          1.02                        171,370
   2013                                               1.00 (06/20/13)               1.03                         49,313

PIMCO COMMODITIESPLUS STRATEGY FUND - ADMIN CLASS
  BAND 125
   2018                                             $ 0.85                        $ 0.74                            885
   2017                                               0.78                          0.85                              5
   2016                                               0.66                          0.78                      1,180,341
   2015                                               0.94                          0.66                      1,106,829

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $ 1.06                        $ 1.02                        502,095
   2017                                               1.01                          1.06                        248,701

PIMCO HIGH YIELD FUND - R CLASS
  BAND 125
   2018                                             $ 2.06                        $ 1.97                        555,369
   2017                                               1.96                          2.06                        676,284
   2016                                               1.77                          1.96                        710,955
   2015                                               1.84                          1.77                        803,140
   2014                                               1.81                          1.84                      1,184,784
   2013                                               1.74                          1.81                      1,301,889
   2012                                               1.55                          1.74                      1,306,478
   2011                                               1.52                          1.55                      1,374,856
   2010                                               1.35                          1.52                      1,246,070
   2009                                               0.96                          1.35                      1,041,692

  BAND 100
   2018                                             $ 2.13                        $ 2.05                        147,765
   2017                                               2.03                          2.13                        146,009
   2016                                               1.83                          2.03                        143,345
   2015                                               1.89                          1.83                        137,230
   2014                                               1.86                          1.89                        155,388
   2013                                               1.79                          1.86                          5,125
   2012                                               1.58                          1.79                         26,156
   2011                                               1.55                          1.58                         24,823
   2010                                               1.38                          1.55                         22,441
   2009                                               0.97                          1.38                         20,626

  BAND 50
   2018                                             $ 2.29                        $ 2.21                        161,111
   2017                                               2.16                          2.29                        167,253
   2016                                               1.94                          2.16                        199,460
   2015                                               2.00                          1.94                        198,254
   2014                                               1.96                          2.00                        191,445
   2013                                               1.87                          1.96                        224,638
   2012                                               1.65                          1.87                        210,156
   2011                                               1.60                          1.65                        190,865
   2010                                               1.42                          1.60                        149,690
   2009                                               1.00                          1.42                        177,077

  BAND 0
   2018                                             $ 2.46                        $ 2.39                              -
   2017                                               2.31                          2.46                              -
   2016                                               2.06                          2.31                        104,031
   2015                                               2.12                          2.06                         95,788
   2014                                               2.06                          2.12                         90,185
   2013                                               1.96                          2.06                         86,690
   2012                                               1.72                          1.96                         83,048
   2011                                               1.66                          1.72                         63,438
   2010                                               1.46                          1.66                         39,868
   2009                                               1.02                          1.46                         17,437

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO INCOME FUND - ADMIN CLASS
  BAND 125
   2018                                             $  1.29                       $ 1.28                      10,868,183
   2017                                                1.21                         1.29                      14,410,405
   2016                                                1.13                         1.21                      11,014,095
   2015                                                1.12                         1.13                       2,376,463
   2014                                                1.06                         1.12                       2,208,670
   2013                                                1.02                         1.06                         291,009

PIMCO INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $  1.08                       $ 1.07                       5,289,143
   2017                                                1.00                         1.08                         557,155

  BAND 75
   2018                                             $  1.08                       $ 1.08                          26,978

PIMCO INCOME FUND - R CLASS
  BAND 125
   2018                                             $  1.27                       $ 1.25                         457,540
   2017                                                1.19                         1.27                       1,260,056
   2016                                                1.11                         1.19                         727,916
   2015                                                1.11                         1.11                         672,377
   2014                                                1.05                         1.11                         367,485
   2013                                                1.02                         1.05                         931,257

  BAND 0
   2018                                             $  1.35                       $ 1.35                         254,181
   2017                                                1.25                         1.35                         253,059
   2016                                                1.16                         1.25                         206,673

PIMCO REAL RETURN FUND - ADMIN CLASS
  BAND 125
   2018                                             $  1.13                       $ 1.10                       2,993,419
   2017                                                1.11                         1.13                       4,820,065
   2016                                                1.07                         1.11                       6,678,926
   2015                                                1.12                         1.07                       5,729,439
   2014                                                1.10                         1.12                       5,629,364
   2013                                                1.22                         1.10                       4,806,815
   2012                                                1.14                         1.22                       2,478,912
   2011                                                1.03                         1.14                         594,719
   2010                                                1.00 (05/27/10)              1.03                           1,672

  BAND 0
   2018                                             $  1.25                       $ 1.22                          16,841
   2017                                                1.20                         1.25                          13,417
   2016                                                1.15                         1.20                         239,740
   2015                                                1.18                         1.15                         210,664
   2014                                                1.15                         1.18                         196,175

PIMCO REAL RETURN FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $  1.02                       $ 0.99                       1,193,252
   2017                                                1.00                         1.02                         427,532

  BAND 75
   2018                                             $  1.03                       $ 1.00                          15,858

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 1.04                         $ 1.02                           347,609
   2017                                                 1.00                           1.04                           267,713

PIMCO REAL RETURN FUND - R CLASS
  BAND 125
   2018                                               $ 1.10                         $ 1.06                           368,642
   2017                                                 1.08                           1.10                           678,145
   2016                                                 1.05                           1.08                         1,043,939
   2015                                                 1.10                           1.05                         1,564,745
   2014                                                 1.08                           1.10                         1,606,781
   2013                                                 1.21                           1.08                         1,200,747
   2012                                                 1.13                           1.21                           773,149
   2011                                                 1.03                           1.13                           209,010
   2010                                                 1.00 (05/27/10)                1.03                               167

  BAND 0
   2018                                               $ 1.21                         $ 1.18                           195,138
   2017                                                 1.17                           1.21                           197,733
   2016                                                 1.12                           1.17                           265,531
   2015                                                 1.16                           1.12                           284,023
   2014                                                 1.13                           1.16                           351,072

PIMCO TOTAL RETURN FUND - ADMIN CLASS
  BAND 125
   2018                                               $ 1.54                         $ 1.51                         4,866,185
   2017                                                 1.49                           1.54                         6,291,806
   2016                                                 1.47                           1.49                         7,831,083
   2015                                                 1.48                           1.47                        16,449,844
   2014                                                 1.44                           1.48                        32,531,748
   2013                                                 1.49                           1.44                        58,632,522
   2012                                                 1.37                           1.49                        54,380,902
   2011                                                 1.33                           1.37                        43,049,477
   2010                                                 1.24                           1.33                        30,193,638
   2009                                                 1.11                           1.24                        16,339,829

  BAND 100
   2018                                               $ 1.58                         $ 1.56                                 -
   2017                                                 1.52                           1.58                             8,862
   2016                                                 1.50                           1.52                             8,862
   2015                                                 1.51                           1.50                             8,862
   2014                                                 1.46                           1.51                             8,862
   2013                                                 1.51                           1.46                             8,862
   2012                                                 1.38                           1.51                             8,862

  BAND 0
   2018                                               $ 1.76                         $ 1.75                                 -
   2017                                                 1.67                           1.76                                 -
   2016                                                 1.64                           1.67                                 -
   2015                                                 1.63                           1.64                         1,176,985
   2014                                                 1.56                           1.63                         1,202,015
   2013                                                 1.59                           1.56                         1,246,769
   2012                                                 1.45                           1.59                         1,432,632
   2011                                                 1.39                           1.45                         1,340,782
   2010                                                 1.28                           1.39                         1,368,629

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $ 1.04                        $ 1.02                        609,515
   2017                                               1.00                          1.04                        156,534

PIMCO TOTAL RETURN FUND - R CLASS
  BAND 125
   2018                                             $ 1.58                        $ 1.55                      2,451,074
   2017                                               1.54                          1.58                      3,707,475
   2016                                               1.53                          1.54                      4,805,376
   2015                                               1.54                          1.53                      9,104,459
   2014                                               1.50                          1.54                     15,368,712
   2013                                               1.56                          1.50                     22,154,552
   2012                                               1.44                          1.56                     22,594,506
   2011                                               1.41                          1.44                     18,591,317
   2010                                               1.32                          1.41                     14,195,232
   2009                                               1.18                          1.32                      8,336,507

  BAND 100
   2018                                             $ 1.64                        $ 1.61                        547,946
   2017                                               1.59                          1.64                        692,363
   2016                                               1.57                          1.59                        813,160
   2015                                               1.59                          1.57                        886,694
   2014                                               1.54                          1.59                        940,853
   2013                                               1.60                          1.54                         33,032
   2012                                               1.47                          1.60                         56,310
   2011                                               1.44                          1.47                         49,991
   2010                                               1.34                          1.44                         86,483
   2009                                               1.20                          1.34                         65,536

  BAND 50
   2018                                             $ 1.76                        $ 1.74                            175
   2017                                               1.70                          1.76                         69,530
   2016                                               1.67                          1.70                         74,004
   2015                                               1.68                          1.67                         72,248
   2014                                               1.62                          1.68                         69,397
   2013                                               1.67                          1.62                         67,911
   2012                                               1.53                          1.67                         63,513
   2011                                               1.49                          1.53                         62,707
   2010                                               1.38                          1.49                         13,235

  BAND 0
   2018                                             $ 1.89                        $ 1.88                              -
   2017                                               1.81                          1.89                              -
   2016                                               1.78                          1.81                              -
   2015                                               1.78                          1.78                        647,381
   2014                                               1.71                          1.78                      1,280,647
   2013                                               1.75                          1.71                      1,581,858
   2012                                               1.60                          1.75                      1,770,587
   2011                                               1.54                          1.60                      1,036,725
   2010                                               1.43                          1.54                        473,728
   2009                                               1.26                          1.43                        245,381

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER BOND FUND - A CLASS
  BAND 125
   2018                                               $ 1.09                         $ 1.07                         6,615,713
   2017                                                 1.06                           1.09                         8,475,188
   2016                                                 1.03                           1.06                         9,638,439
   2015                                                 1.04                           1.03                         8,325,651
   2014                                                 0.99                           1.04                         5,663,682
   2013                                                 1.00                           0.99                            77,462

  BAND 100
   2018                                               $ 1.10                         $ 1.08                           430,812
   2017                                                 1.07                           1.10                           684,168
   2016                                                 1.03                           1.07                           732,167
   2015                                                 1.04                           1.03                           446,236

  BAND 50
   2018                                               $ 1.13                         $ 1.12                           870,000
   2017                                                 1.09                           1.13                           833,219
   2016                                                 1.05                           1.09                         1,021,087

  BAND 0
   2018                                               $ 1.16                         $ 1.15                         1,032,257
   2017                                                 1.11                           1.16                           890,088
   2016                                                 1.07                           1.11                         1,506,464
   2015                                                 1.07                           1.07                         1,039,711
   2014                                                 1.01                           1.07                         1,046,068
   2013                                                 1.00                           1.01                           269,692

PIONEER BOND FUND - K CLASS
  BAND 125
   2018                                               $ 1.04                         $ 1.02                         7,829,878
   2017                                                 1.00                           1.04                         1,433,230

  BAND 75
   2018                                               $ 1.04                         $ 1.03                           202,672

PIONEER BOND FUND - Y CLASS
  BAND 125
   2018                                               $ 1.10                         $ 1.08                        32,351,154
   2017                                                 1.07                           1.10                        36,869,265
   2016                                                 1.03                           1.07                        37,476,469
   2015                                                 1.04                           1.03                        25,189,411
   2014                                                 1.00                           1.04                        16,702,846
   2013                                                 1.00                           1.00                           285,805

  BAND 0
   2018                                               $ 1.17                         $ 1.17                                 -
   2017                                                 1.12                           1.17                                 -
   2016                                                 1.07                           1.12                           678,034

PIONEER DYNAMIC CREDIT FUND - A CLASS
  BAND 125
   2018                                               $ 1.09                         $ 1.05                               486
   2017                                                 1.05                           1.09                               533
   2016                                                 0.96                           1.05                               300

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME FUND - A CLASS
  BAND 125
   2018                                               $ 1.87                         $ 1.68                         1,529,481
   2017                                                 1.65                           1.87                         2,184,854
   2016                                                 1.40                           1.65                         2,202,139
   2015                                                 1.41                           1.40                           866,357
   2014                                                 1.27                           1.41                           492,998
   2013                                                 1.00                           1.27                         1,933,672
   2012                                                 0.92                           1.00                            94,358
   2011                                                 0.87                           0.92                            15,071
   2010                                                 0.74                           0.87                             8,330
   2009                                                 0.68                           0.74                             3,190

  BAND 100
   2018                                               $ 1.92                         $ 1.73                           216,407
   2017                                                 1.68                           1.92                           319,203
   2016                                                 1.43                           1.68                           370,204

  BAND 50
   2018                                               $ 2.02                         $ 1.83                           739,550
   2017                                                 1.76                           2.02                           692,675
   2016                                                 1.49                           1.76                           719,989

  BAND 0
   2018                                               $ 2.12                         $ 1.93                             2,265

PIONEER EQUITY INCOME FUND - K CLASS
  BAND 125
   2018                                               $ 1.14                         $ 1.03                         2,292,016
   2017                                                 1.00                           1.14                           772,836

PIONEER EQUITY INCOME FUND - Y CLASS
  BAND 125
   2018                                               $ 2.00                         $ 1.81                        16,647,961
   2017                                                 1.76                           2.00                        18,425,078
   2016                                                 1.49                           1.76                        22,769,087
   2015                                                 1.50                           1.49                           732,404
   2014                                                 1.34                           1.50                             4,141
   2013                                                 1.05                           1.34                            37,694

  BAND 0
   2018                                               $ 2.14                         $ 1.95                         1,774,730
   2017                                                 1.85                           2.14                         1,916,986
   2016                                                 1.55                           1.85                         2,015,750

PIONEER FUND - A CLASS
  BAND 125
   2018                                               $ 1.93                         $ 1.88                           116,170
   2017                                                 1.61                           1.93                           115,591
   2016                                                 1.49                           1.61                           125,625
   2015                                                 1.51                           1.49                           137,498

  BAND 100
   2018                                               $ 1.96                         $ 1.90                            16,771
   2017                                                 1.63                           1.96                            27,021
   2016                                                 1.50                           1.63                            38,390
   2015                                                 1.52                           1.50                            59,718

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO - I CLASS
  BAND 125
    2018                                            $ 2.57                          $ 2.50                            459,225
    2017                                              2.14                            2.57                            530,460
    2016                                              1.97                            2.14                            569,827
    2015                                              2.00                            1.97                            675,801
    2014                                              1.82                            2.00                            772,117
    2013                                              1.38                            1.82                          1,053,562
    2012                                              1.27                            1.38                          1,215,288
    2011                                              1.35                            1.27                          1,603,035
    2010                                              1.17                            1.35                          3,265,727
    2009                                              0.95                            1.17                          3,364,703

PIONEER FUNDAMENTAL GROWTH FUND - A CLASS
  BAND 125
    2018                                            $ 2.02                          $ 1.99                            692,316
    2017                                              1.67                            2.02                          1,430,867
    2016                                              1.63                            1.67                          2,161,969
    2015                                              1.56                            1.63                          1,078,572
    2014                                              1.38                            1.56                          1,059,287
    2013                                              1.05                            1.38                            891,834
    2012                                              1.00 (05/24/12)                 1.05                            472,247

  BAND 0
    2018                                            $ 2.17                          $ 2.16                            184,202
    2017                                              1.77                            2.17                            206,173
    2016                                              1.71                            1.77                            269,966
    2015                                              1.61                            1.71                            776,788
    2014                                              1.41                            1.61                            419,312

PIONEER FUNDAMENTAL GROWTH FUND - K CLASS
  BAND 125
    2018                                            $ 1.22                          $ 1.20                            764,699
    2017                                              1.00                            1.22                            498,056

PIONEER FUNDAMENTAL GROWTH FUND - Y CLASS
  BAND 125
    2018                                            $ 2.06                          $ 2.03                          5,252,061
    2017                                              1.69                            2.06                          6,823,137
    2016                                              1.65                            1.69                          8,364,222
    2015                                              1.57                            1.65                          3,948,833
    2014                                              1.39                            1.57                          1,185,823
    2013                                              1.06                            1.39                          1,297,117
    2012                                              1.00 (05/24/12)                 1.06                              3,923

  BAND 0
    2018                                            $ 2.21                          $ 2.20                            643,128
    2017                                              1.79                            2.21                            549,868
    2016                                              1.73                            1.79                            443,179

PIONEER GLOBAL EQUITY FUND - A CLASS
  BAND 125
    2018                                            $ 1.06                          $ 0.88                             41,850
    2017                                              1.00 (09/21/17)                 1.06                             53,752

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER GLOBAL EQUITY FUND - Y CLASS
  BAND 125
   2018                                              $ 1.06                       $  0.88                            128

PIONEER HIGH YIELD FUND - A CLASS
  BAND 125
   2018                                              $ 1.27                       $  1.22                        288,426
   2017                                                1.20                          1.27                        268,382
   2016                                                1.06                          1.20                        350,960
   2015                                                1.13                          1.06                        443,830
   2014                                                1.15                          1.13                         20,255
   2013                                                1.04                          1.15                        475,865

  BAND 100
   2018                                              $ 1.29                       $  1.24                         72,098
   2017                                                1.21                          1.29                         75,627
   2016                                                1.07                          1.21                        124,925
   2015                                                1.14                          1.07                        227,850

  BAND 50
   2018                                              $ 1.32                       $  1.28                         72,177
   2017                                                1.24                          1.32                         90,135
   2016                                                1.09                          1.24                        106,920
   2015                                                1.15                          1.09                         88,542
   2014                                                1.16                          1.15                        121,113
   2013                                                1.04                          1.16                        118,242

PIONEER HIGH YIELD FUND - Y CLASS
  BAND 125
   2018                                              $ 1.29                       $  1.25                         56,134
   2017                                                1.22                          1.29                         51,130
   2016                                                1.07                          1.22                         38,164
   2015                                                1.14                          1.07                          9,057
   2014                                                1.15                          1.14                          4,568

PIONEER MID CAP VALUE FUND - A CLASS
  BAND 125
   2018                                              $ 1.88                       $  1.49                        200,561
   2017                                                1.69                          1.88                        158,785
   2016                                                1.47                          1.69                        149,385
   2015                                                1.59                          1.47                        119,561
   2014                                                1.40                          1.59                            373
   2013                                                1.07                          1.40                            101

  BAND 100
   2018                                              $ 1.90                       $  1.52                         21,554
   2017                                                1.70                          1.90                         29,198
   2016                                                1.48                          1.70                         95,063
   2015                                                1.60                          1.48                         27,349

  BAND 0
   2018                                              $ 2.00                       $  1.61                        151,528

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER MID CAP VALUE FUND - Y CLASS
  BAND 125
   2018                                              $ 1.91                       $  1.52                          57,057
   2017                                                1.71                          1.91                          89,869
   2016                                                1.49                          1.71                         112,616
   2015                                                1.60                          1.49                          10,439

PIONEER SELECT MID CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                              $ 2.15                       $  1.99                       1,078,399
   2017                                                1.68                          2.15                         741,444
   2016                                                1.64                          1.68                         629,301
   2015                                                1.64                          1.64                         378,206
   2014                                                1.52                          1.64                          78,553

  BAND 0
   2018                                              $ 2.29                       $  2.15                         192,946
   2017                                                1.77                          2.29                         185,753
   2016                                                1.71                          1.77                         186,339

PIONEER SELECT MID CAP GROWTH FUND - K CLASS
  BAND 125
   2018                                              $ 1.26                       $  1.17                       2,983,941
   2017                                                0.98                          1.26                         562,337

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - I CLASS
  BAND 125
   2018                                              $ 3.90                       $  3.60                       2,716,231
   2017                                                3.04                          3.90                       2,826,384
   2016                                                2.97                          3.04                       3,385,926
   2015                                                2.95                          2.97                       3,683,944
   2014                                                2.73                          2.95                       4,017,679
   2013                                                1.94                          2.73                       4,557,821
   2012                                                1.84                          1.94                       5,399,665
   2011                                                1.90                          1.84                       6,289,827
   2010                                                1.60                          1.90                       6,585,204
   2009                                                1.12                          1.60                       6,891,974

PIONEER STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2018                                              $ 1.21                       $  1.17                         507,323
   2017                                                1.17                          1.21                         882,732
   2016                                                1.10                          1.17                         866,266
   2015                                                1.13                          1.10                       1,267,679
   2014                                                1.09                          1.13                       1,279,619
   2013                                                1.09                          1.09                       1,082,068
   2012                                                0.99                          1.09                         376,469
   2011                                                1.00 (06/23/11)               0.99                           1,401

  BAND 0
   2018                                              $ 1.32                       $  1.29                               -
   2017                                                1.25                          1.32                               -
   2016                                                1.16                          1.25                               -
   2015                                                1.18                          1.16                          67,281
   2014                                                1.13                          1.18                          43,358

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER STRATEGIC INCOME FUND - K CLASS
  BAND 125
    2018                                            $ 1.05                          $  1.02                           522,885
    2017                                              1.00                             1.05                           505,127

PIONEER STRATEGIC INCOME FUND - Y CLASS
  BAND 125
    2018                                            $ 1.08                          $  1.05                           295,327
    2017                                              1.04                             1.08                           545,391
    2016                                              0.97                             1.04                         1,217,549
    2015                                              1.00 (08/07/15)                  0.97                           762,112

  BAND 0
    2018                                            $ 1.12                          $  1.10                            37,247
    2017                                              1.06                             1.12                            35,429
    2016                                              0.98                             1.06                            14,173
    2015                                              1.00 (08/07/15)                  0.98                             9,877

PNC INTERNATIONAL EQUITY FUND - A CLASS
  BAND 125
    2018                                            $ 1.28                          $  1.10                           136,389
    2017                                              0.98                             1.28                            30,113
    2016                                              0.99                             0.98                             8,745

PNC INTERNATIONAL EQUITY FUND - I CLASS
  BAND 125
    2018                                            $ 1.29                          $  1.11                           403,701
    2017                                              0.98                             1.29                           353,932
    2016                                              0.99                             0.98                               905

PNC MULTI-FACTOR SMALL CAP CORE FUND - A CLASS
  BAND 125
    2018                                            $ 1.23                          $  1.05                           319,681
    2017                                              1.11                             1.23                           284,247
    2016                                              0.96                             1.11                            13,266

PNC MULTI-FACTOR SMALL CAP CORE FUND - I CLASS
  BAND 125
    2018                                            $ 1.23                          $  1.06                           391,593
    2017                                              1.11                             1.23                           274,263
    2016                                              0.96                             1.11                            31,616

PRINCIPAL INCOME FUND - R6 CLASS
  BAND 125
    2018                                            $ 1.00 (09/20/18)               $  1.00                         1,424,119

PRINCIPAL INTERNATIONAL EQUITY INDEX FUND - R3 CLASS
  BAND 125
    2018                                            $ 1.15                          $  0.98                            35,578

PRINCIPAL LARGECAP GROWTH FUND I - R6 CLASS
  BAND 125
    2018                                            $ 1.00 (09/20/18)               $  0.86                           625,775

PRINCIPAL MIDCAP S&P 400 INDEX FUND - R3 CLASS
  BAND 125
    2018                                            $ 1.12                          $  0.97                           471,005
    2017                                              1.00 (03/23/17)                  1.12                           619,626

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                             $ 1.12                        $ 0.98                         43,883
   2017                                               1.00 (03/23/17)               1.12                         24,138

  BAND 50
   2018                                             $ 1.12                        $ 0.99                          4,029
   2017                                               1.00 (03/23/17)               1.12                         11,615

PRINCIPAL SMALLCAP S&P 600 INDEX FUND - R3 CLASS
  BAND 125
   2018                                             $ 1.13                        $ 1.01                        713,343
   2017                                               1.00 (03/23/17)               1.13                        644,253

  BAND 100
   2018                                             $ 1.13                        $ 1.02                         40,337
   2017                                               1.00 (03/23/17)               1.13                         24,875

  BAND 50
   2018                                             $ 1.13                        $ 1.03                            563
   2017                                               1.00 (03/23/17)               1.13                            575

  BAND 0
   2018                                             $ 1.14                        $ 1.03                          3,051

PGIM GLOBAL REAL ESTATE FUND - A CLASS
  BAND 125
   2018                                             $ 1.74                        $ 1.63                        259,343
   2017                                               1.59                          1.74                        362,172
   2016                                               1.60                          1.59                        379,568
   2015                                               1.62                          1.60                        468,172
   2014                                               1.44                          1.62                        435,196
   2013                                               1.41                          1.44                        564,275
   2012                                               1.12                          1.41                        423,435
   2011                                               1.21                          1.12                        241,213
   2010                                               1.00 (05/27/10)               1.21                         14,680

  BAND 100
   2018                                             $ 1.77                        $ 1.66                         57,198
   2017                                               1.61                          1.77                         67,136
   2016                                               1.62                          1.61                         91,672
   2015                                               1.64                          1.62                        107,556
   2014                                               1.45                          1.64                        111,813

  BAND 0
   2018                                             $ 1.91                        $ 1.81                              -
   2017                                               1.72                          1.91                              -
   2016                                               1.71                          1.72                              -
   2015                                               1.72                          1.71                          9,191
   2014                                               1.51                          1.72                        233,043
   2013                                               1.45                          1.51                          6,440
   2012                                               1.15                          1.45                         85,323
   2011                                               1.22                          1.15                         81,849

PGIM GLOBAL REAL ESTATE FUND - R4 CLASS
  BAND 125
   2018                                             $ 1.00 (06/21/18)             $ 0.95                        326,666

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PGIM GLOBAL REAL ESTATE FUND - R6 CLASS
  BAND 125
   2018                                             $ 1.11                        $ 1.04                        893,242
   2017                                               1.00                          1.11                         64,036

  BAND 0
   2018                                             $ 1.12                        $ 1.07                      1,664,452
   2017                                               1.01                          1.12                      1,701,027

PGIM GLOBAL REAL ESTATE FUND - Z CLASS
  BAND 125
   2018                                             $ 1.78                        $ 1.68                      2,927,017
   2017                                               1.62                          1.78                      4,046,992
   2016                                               1.63                          1.62                      4,631,843
   2015                                               1.64                          1.63                      4,125,624
   2014                                               1.46                          1.64                      3,769,563
   2013                                               1.42                          1.46                      1,924,640
   2012                                               1.13                          1.42                        750,532
   2011                                               1.21                          1.13                        351,243
   2010                                               1.00 (05/27/10)               1.21                        122,878

  BAND 0
   2018                                             $ 1.96                        $ 1.87                              -
   2017                                               1.76                          1.96                              -
   2016                                               1.74                          1.76                      1,334,112
   2015                                               1.74                          1.74                      1,263,582
   2014                                               1.52                          1.74                      1,818,599
   2013                                               1.47                          1.52                      1,978,304
   2012                                               1.15                          1.47                      2,259,241

PGIM HIGH YIELD FUND - A CLASS
  BAND 125
   2018                                             $ 1.60                        $ 1.55                      1,925,917
   2017                                               1.51                          1.60                      2,321,614
   2016                                               1.33                          1.51                      2,652,193
   2015                                               1.38                          1.33                      3,043,215
   2014                                               1.36                          1.38                      3,100,337
   2013                                               1.29                          1.36                      3,113,756
   2012                                               1.15                          1.29                      1,814,111
   2011                                               1.11                          1.15                        461,320
   2010                                               1.00 (05/27/10)               1.11                         24,381

  BAND 100
   2018                                             $ 1.63                        $ 1.59                        491,244
   2017                                               1.53                          1.63                        882,966
   2016                                               1.34                          1.53                        874,273
   2015                                               1.40                          1.34                        853,358
   2014                                               1.38                          1.40                        617,821
   2013                                               1.30                          1.38                            153

  BAND 0
   2018                                             $ 1.76                        $ 1.73                        103,343
   2017                                               1.64                          1.76                         91,836
   2016                                               1.42                          1.64                        149,602
   2015                                               1.46                          1.42                        134,303
   2014                                               1.43                          1.46                         89,822
   2013                                               1.33                          1.43                             20

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PGIM HIGH YIELD FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.07                       $ 1.05                       4,372,853
    2017                                               1.01                         1.07                         671,963

  BAND 75
    2018                                             $ 1.08                       $ 1.06                          44,537

PGIM HIGH YIELD FUND - Z CLASS
  BAND 125
    2018                                             $ 1.63                       $ 1.59                      10,008,429
    2017                                               1.53                         1.63                      12,943,915
    2016                                               1.35                         1.53                      12,543,159
    2015                                               1.40                         1.35                      11,178,894
    2014                                               1.38                         1.40                       7,384,604
    2013                                               1.30                         1.38                       7,203,230
    2012                                               1.15                         1.30                       7,203,555
    2011                                               1.11                         1.15                       1,401,886
    2010                                               1.00 (05/27/10)              1.11                         485,089

  BAND 0
    2018                                             $ 1.80                       $ 1.77                         666,392
    2017                                               1.67                         1.80                         576,699
    2016                                               1.44                         1.67                         771,982
    2015                                               1.48                         1.44                         190,017
    2014                                               1.44                         1.48                         162,571
    2013                                               1.34                         1.44                         564,636
    2012                                               1.18                         1.34                         485,084

PGIM JENNISON 20/20 FOCUS - A CLASS
  BAND 125
    2018                                             $ 2.15                       $ 2.01                          67,818
    2017                                               1.72                         2.15                          72,728
    2016                                               1.69                         1.72                          84,524
    2015                                               1.63                         1.69                         108,758
    2014                                               1.56                         1.63                         126,421
    2013                                               1.22                         1.56                         271,338
    2012                                               1.10                         1.22                         178,893
    2011                                               1.16                         1.10                         142,547
    2010                                               1.00 (05/27/10)              1.16                          11,571

  BAND 100
    2018                                             $ 2.19                       $ 2.06                          73,743
    2017                                               1.75                         2.19                          76,306
    2016                                               1.71                         1.75                          79,030
    2015                                               1.65                         1.71                          87,318
    2014                                               1.57                         1.65                          96,299

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PGIM JENNISON 20/20 FOCUS - Z CLASS
  BAND 125
   2018                                               $ 2.20                         $ 2.07                                -
   2017                                                 1.75                           2.20                                -
   2016                                                 1.71                           1.75                                -
   2015                                                 1.66                           1.71                            2,804
   2014                                                 1.57                           1.66                            1,061
   2013                                                 1.23                           1.57                          245,685
   2012                                                 1.10                           1.23                          313,758
   2011                                                 1.16                           1.10                          290,652

PGIM JENNISON FINANCIAL SERVICES FUND - A CLASS
  BAND 125
   2018                                               $ 1.61                         $ 1.37                          129,808
   2017                                                 1.32                           1.61                          128,727
   2016                                                 1.30                           1.32                           56,393
   2015                                                 1.48                           1.30                          147,320
   2014                                                 1.59                           1.48                          199,476
   2013                                                 1.25                           1.59                          252,635
   2012                                                 0.95                           1.25                          132,685
   2011                                                 1.19                           0.95                           84,943
   2010                                                 1.02                           1.19                           11,141

  BAND 100
   2018                                               $ 1.64                         $ 1.40                           20,474
   2017                                                 1.34                           1.64                           20,509
   2016                                                 1.32                           1.34                           25,217
   2015                                                 1.50                           1.32                           32,681
   2014                                                 1.61                           1.50                           28,520
   2013                                                 1.26                           1.61                              727
   2012                                                 0.96                           1.26                            2,969

  BAND 0
   2018                                               $ 1.78                         $ 1.53                                -
   2017                                                 1.44                           1.78                                -
   2016                                                 1.40                           1.44                                -
   2015                                                 1.58                           1.40                            1,365
   2014                                                 1.67                           1.58                            1,943
   2013                                                 1.30                           1.67                            2,593
   2012                                                 0.98                           1.30                              159
   2011                                                 1.20                           0.98                              358

PGIM JENNISON FINANCIAL SERVICES FUND - Z CLASS
  BAND 125
   2018                                               $ 1.65                         $ 1.40                           94,705
   2017                                                 1.35                           1.65                           94,881
   2016                                                 1.32                           1.35                          203,204
   2015                                                 1.50                           1.32                          142,879
   2014                                                 1.61                           1.50                          234,402
   2013                                                 1.26                           1.61                          213,927
   2012                                                 0.96                           1.26                          100,464
   2011                                                 1.19                           0.96                           81,788

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

PGIM JENNISON FOCUSED GROWTH FUND - Z CLASS
  BAND 125
    2018                                          $  1.50                       $  1.52                           3,750
    2017                                             1.12                          1.50                              76
    2016                                             1.17                          1.12                           2,573

PGIM JENNISON HEALTH SCIENCES FUND - A CLASS
  BAND 125
    2018                                          $  3.87                       $  3.68                         381,479
    2017                                             2.99                          3.87                         340,591
    2016                                             3.55                          2.99                         492,240
    2015                                             3.42                          3.55                         827,535
    2014                                             2.56                          3.42                         530,485
    2013                                             1.66                          2.56                         675,739
    2012                                             1.34                          1.66                         408,777
    2011                                             1.21                          1.34                         164,560
    2010                                             1.03                          1.21                          15,814

  BAND 100
    2018                                          $  3.95                       $  3.76                         134,352
    2017                                             3.04                          3.95                         193,366
    2016                                             3.60                          3.04                         201,082
    2015                                             3.46                          3.60                         340,910
    2014                                             2.58                          3.46                         250,136
    2013                                             1.67                          2.58                           2,815
    2012                                             1.35                          1.67                           2,644

  BAND 0
    2018                                          $  4.28                       $  4.12                               -
    2017                                             3.26                          4.28                               -
    2016                                             3.82                          3.26                               -
    2015                                             3.64                          3.82                               -
    2014                                             2.69                          3.64                               -
    2013                                             1.72                          2.69                               -
    2012                                             1.38                          1.72                          10,057

PGIM JENNISON HEALTH SCIENCES FUND - Z CLASS
  BAND 125
    2018                                          $  3.96                       $  3.78                       1,700,140
    2017                                             3.05                          3.96                       1,526,828
    2016                                             3.61                          3.05                       1,349,096
    2015                                             3.47                          3.61                       1,305,928
    2014                                             2.59                          3.47                         977,638
    2013                                             1.67                          2.59                         730,130
    2012                                             1.35                          1.67                         459,585
    2011                                             1.21                          1.35                         141,943

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PGIM JENNISON MID CAP GROWTH FUND - A CLASS
  BAND 125
   2018                                               $ 2.25                         $ 2.03                           601,765
   2017                                                 1.86                           2.25                         1,594,857
   2016                                                 1.82                           1.86                         1,968,244
   2015                                                 1.89                           1.82                         2,750,737
   2014                                                 1.75                           1.89                         2,825,271
   2013                                                 1.39                           1.75                         2,865,318
   2012                                                 1.21                           1.39                         2,272,166
   2011                                                 1.20                           1.21                           833,948
   2010                                                 1.02                           1.20                           125,190

  BAND 100
   2018                                               $ 2.29                         $ 2.08                           365,724
   2017                                                 1.89                           2.29                           478,997
   2016                                                 1.84                           1.89                           630,286
   2015                                                 1.91                           1.84                           631,730
   2014                                                 1.77                           1.91                           602,861
   2013                                                 1.40                           1.77                             2,112
   2012                                                 1.22                           1.40                             1,110

PGIM JENNISON MID CAP GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.08                           677,030
   2017                                                 0.98                           1.19                           653,911

  BAND 75
   2018                                               $ 1.20                         $ 1.09                           126,019

PGIM JENNISON MID CAP GROWTH FUND - Z CLASS
  BAND 125
   2018                                               $ 2.30                         $ 2.09                         4,547,660
   2017                                                 1.90                           2.30                         5,591,142
   2016                                                 1.85                           1.90                         8,300,239
   2015                                                 1.92                           1.85                         8,573,639
   2014                                                 1.77                           1.92                         8,524,807
   2013                                                 1.40                           1.77                         8,589,917
   2012                                                 1.22                           1.40                         7,164,718
   2011                                                 1.21                           1.22                         4,698,055
   2010                                                 1.02                           1.21                         2,366,801

  BAND 0
   2018                                               $ 2.54                         $ 2.34                                 -
   2017                                                 2.07                           2.54                                 -
   2016                                                 1.99                           2.07                         1,433,364
   2015                                                 2.04                           1.99                         1,383,713
   2014                                                 1.87                           2.04                         1,245,641
   2013                                                 1.46                           1.87                         1,709,726
   2012                                                 1.25                           1.46                         1,827,836

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PGIM JENNISON NATURAL RESOURCES FUND - A CLASS
  BAND 125
   2018                                               $ 0.83                         $ 0.59                           415,809
   2017                                                 0.80                           0.83                           455,460
   2016                                                 0.60                           0.80                           629,350
   2015                                                 0.86                           0.60                           805,341
   2014                                                 1.09                           0.86                           856,358
   2013                                                 1.01                           1.09                           846,576
   2012                                                 1.05                           1.01                           625,061
   2011                                                 1.31                           1.05                           429,634
   2010                                                 1.04                           1.31                            14,085

  BAND 100
   2018                                               $ 0.84                         $ 0.60                            49,080
   2017                                                 0.81                           0.84                            59,392
   2016                                                 0.61                           0.81                           170,945
   2015                                                 0.87                           0.61                            75,993
   2014                                                 1.10                           0.87                            58,113

  BAND 0
   2018                                               $ 0.91                         $ 0.66                                 -
   2017                                                 0.87                           0.91                                 -
   2016                                                 0.65                           0.87                                 -
   2015                                                 0.92                           0.65                            59,098
   2014                                                 1.15                           0.92                            39,348
   2013                                                 1.05                           1.15                            19,065
   2012                                                 1.08                           1.05                            11,161
   2011                                                 1.32                           1.08                             7,568

PGIM JENNISON NATURAL RESOURCES FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.00                         $ 0.72                           530,224
   2017                                                 0.96                           1.00                           421,709

PGIM JENNISON NATURAL RESOURCES FUND - Z CLASS
  BAND 125
   2018                                               $ 0.85                         $ 0.61                           669,216
   2017                                                 0.81                           0.85                         1,110,661
   2016                                                 0.61                           0.81                         1,175,492
   2015                                                 0.88                           0.61                         1,793,825
   2014                                                 1.11                           0.88                         1,443,603
   2013                                                 1.02                           1.11                         1,292,196
   2012                                                 1.06                           1.02                         1,032,642
   2011                                                 1.31                           1.06                           747,545
   2010                                                 1.04                           1.31                           111,988

PGIM JENNISON SMALL COMPANY FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.05                         $ 0.90                             1,740

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PGIM JENNISON SMALL COMPANY FUND - A CLASS
  BAND 125
   2018                                             $  1.82                       $ 1.56                         287,519
   2017                                                1.55                         1.82                         289,499
   2016                                                1.38                         1.55                         474,588
   2015                                                1.46                         1.38                         555,574
   2014                                                1.37                         1.46                         392,335
   2013                                                1.03                         1.37                         474,775
   2012                                                0.92                         1.03                         446,337

PGIM JENNISON SMALL COMPANY FUND - Z CLASS
  BAND 125
   2018                                             $  1.86                       $ 1.59                       1,155,142
   2017                                                1.57                         1.86                       1,522,019
   2016                                                1.40                         1.57                       1,103,642
   2015                                                1.47                         1.40                       2,549,103
   2014                                                1.38                         1.47                       2,172,499
   2013                                                1.04                         1.38                       1,654,985
   2012                                                0.92                         1.04                          34,010

PGIM QMA MID CAP VALUE FUND - A CLASS
  BAND 125
   2018                                             $  1.27                       $ 1.00                         338,444
   2017                                                1.14                         1.27                         280,722
   2016                                                0.96                         1.14                         333,247
   2015                                                1.04                         0.96                         117,987

PGIM QMA MID CAP VALUE FUND - R6 CLASS
  BAND 125
   2018                                             $  1.11                       $ 0.88                         108,117

PGIM QMA MID CAP VALUE FUND - Z CLASS
  BAND 125
   2018                                             $  1.28                       $ 1.01                       1,820,764
   2017                                                1.15                         1.28                       2,407,769
   2016                                                0.96                         1.15                       1,959,773
   2015                                                1.04                         0.96                       3,233,327
   2014                                                1.00 (06/26/14)              1.04                           7,063

PGIM TOTAL RETURN BOND FUND - A CLASS
  BAND 125
   2018                                             $  1.32                       $ 1.29                       5,695,681
   2017                                                1.26                         1.32                       7,304,366
   2016                                                1.22                         1.26                       8,134,061
   2015                                                1.24                         1.22                       6,928,446
   2014                                                1.18                         1.24                       4,624,302
   2013                                                1.20                         1.18                       3,419,144
   2012                                                1.11                         1.20                       2,606,393
   2011                                                1.05                         1.11                         461,207
   2010                                                1.00 (05/27/10)              1.05                          46,005

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                               $ 1.35                         $ 1.32                           840,779
   2017                                                 1.28                           1.35                         1,133,426
   2016                                                 1.24                           1.28                         1,342,572
   2015                                                 1.25                           1.24                         1,266,896
   2014                                                 1.19                           1.25                         1,109,935
   2013                                                 1.21                           1.19                             1,288

  BAND 0
   2018                                               $ 1.46                         $ 1.44                            11,478
   2017                                                 1.37                           1.46                            31,136
   2016                                                 1.31                           1.37                           138,472
   2015                                                 1.31                           1.31                           332,770
   2014                                                 1.23                           1.31                           219,047

PGIM TOTAL RETURN BOND FUND - R2 CLASS
  BAND 125
   2018                                               $ 1.00 (06/21/18)              $ 1.01                           164,204

PGIM TOTAL RETURN BOND FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.06                         $ 1.04                        18,901,742
   2017                                                 1.00                           1.06                         4,793,832

  BAND 0
   2018                                               $ 1.07                         $ 1.07                         1,140,807
   2017                                                 1.00                           1.07                           873,145

PGIM TOTAL RETURN BOND FUND - Z CLASS
  BAND 125
   2018                                               $ 1.35                         $ 1.32                        26,088,555
   2017                                                 1.28                           1.35                        34,470,621
   2016                                                 1.24                           1.28                        28,580,730
   2015                                                 1.25                           1.24                        20,210,654
   2014                                                 1.18                           1.25                        12,454,031
   2013                                                 1.21                           1.18                         2,095,986
   2012                                                 1.12                           1.21                         1,574,335
   2011                                                 1.05                           1.12                           367,366

  BAND 0
   2018                                               $ 1.48                         $ 1.47                            19,727
   2017                                                 1.39                           1.48                            15,478
   2016                                                 1.33                           1.39                           436,441
   2015                                                 1.33                           1.33                           343,278
   2014                                                 1.24                           1.33                           306,983
   2013                                                 1.25                           1.24                           201,284
   2012                                                 1.14                           1.25                           161,543

PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND - R6 CLASS
  BAND 125
   2018                                               $ 1.01                         $ 0.90                             7,361

PUTNAM EQUITY INCOME FUND - A CLASS
  BAND 125
   2018                                               $ 1.13                         $ 1.02                           292,219

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PUTNAM GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
    2018                                             $ 1.41                       $ 1.42                           2,371
    2017                                               1.09                         1.41                           1,621
    2016                                               1.04                         1.09                             844

PUTNAM GROWTH OPPORTUNITIES FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.12                       $ 1.13                         218,909

RUSSELL COMMODITY STRATEGIES FUND - S CLASS
  BAND 125
    2018                                             $ 0.55                       $ 0.47                          27,015
    2017                                               0.55                         0.55                          27,014
    2016                                               0.50                         0.55                          41,583
    2015                                               0.67                         0.50                          41,496
    2014                                               0.84                         0.67                         574,167
    2013                                               0.94                         0.84                         181,387

RUSSELL EMERGING MARKETS FUND - S CLASS
  BAND 125
    2018                                             $ 2.30                       $ 1.89                         161,706
    2017                                               1.72                         2.30                         158,975
    2016                                               1.56                         1.72                         347,752
    2015                                               1.88                         1.56                         351,312
    2014                                               1.95                         1.88                         161,619
    2013                                               2.00                         1.95                         156,717
    2012                                               1.71                         2.00                         138,327
    2011                                               2.11                         1.71                           5,554
    2010                                               1.78                         2.11                           8,635
    2009                                               0.98                         1.78                           1,896

RUSSELL GLOBAL EQUITY FUND - S CLASS
  BAND 125
    2018                                             $ 2.60                       $ 2.33                             768
    2017                                               2.13                         2.60                             888
    2016                                               2.01                         2.13                           1,777
    2015                                               2.04                         2.01                           1,195
    2014                                               1.98                         2.04                              68
    2013                                               1.57                         1.98                              24
    2012                                               1.37                         1.57                              23

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.11                       $ 1.03                         158,808

RUSSELL GLOBAL REAL ESTATE SECURITIES FUND - S CLASS
  BAND 125
    2018                                             $ 2.26                       $ 2.10                         341,276
    2017                                               2.05                         2.26                         782,645
    2016                                               2.02                         2.05                         455,988
    2015                                               2.05                         2.02                         421,236
    2014                                               1.81                         2.05                         411,381
    2013                                               1.78                         1.81                         982,671
    2012                                               1.41                         1.78                       1,023,006
    2011                                               1.54                         1.41                       1,061,061

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL INVESTMENT GRADE BOND FUND - S CLASS
  BAND 125
    2018                                            $ 1.40                          $ 1.37                            223,982
    2017                                              1.37                            1.40                            264,676
    2016                                              1.35                            1.37                            236,844
    2015                                              1.36                            1.35                            212,108

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R1 CLASS
  BAND 125
    2018                                            $ 1.98                          $ 1.83                            676,933
    2017                                              1.81                            1.98                            643,124
    2016                                              1.68                            1.81                          1,451,748
    2015                                              1.74                            1.68                          1,723,675
    2014                                              1.68                            1.74                          7,656,114
    2013                                              1.51                            1.68                          9,898,683
    2012                                              1.36                            1.51                         11,102,935
    2011                                              1.41                            1.36                          7,025,000
    2010                                              1.26                            1.41                          5,475,016
    2009                                              1.00                            1.26                          4,743,125

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R5 CLASS
  BAND 125
    2018                                            $ 1.80                          $ 1.67                          2,307,119
    2017                                              1.66                            1.80                          2,524,126
    2016                                              1.55                            1.66                          3,582,873
    2015                                              1.61                            1.55                          4,555,770
    2014                                              1.57                            1.61                          5,378,976
    2013                                              1.42                            1.57                          8,530,511
    2012                                              1.28                            1.42                          9,417,426
    2011                                              1.34                            1.28                         10,823,953
    2010                                              1.20                            1.34                          9,069,227
    2009                                              0.96                            1.20                          7,761,627

  BAND 100
    2018                                            $ 1.87                          $ 1.73                            418,743
    2017                                              1.72                            1.87                            558,150
    2016                                              1.60                            1.72                            667,975
    2015                                              1.66                            1.60                            569,691
    2014                                              1.60                            1.66                            664,272
    2013                                              1.45                            1.60                             24,828
    2012                                              1.30                            1.45                             37,151
    2011                                              1.36                            1.30                             42,663
    2010                                              1.21                            1.36                             38,545
    2009                                              0.97                            1.21                             36,460

  BAND 50
    2018                                            $ 2.00                          $ 1.86                             84,614
    2017                                              1.83                            2.00                            146,929
    2016                                              1.69                            1.83                            433,543
    2015                                              1.75                            1.69                            511,477
    2014                                              1.68                            1.75                            534,734
    2013                                              1.51                            1.68                            456,512
    2012                                              1.35                            1.51                            490,976
    2011                                              1.40                            1.35                            459,865
    2010                                              1.25                            1.40                            426,271
    2009                                              0.99                            1.25                            373,956

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                          $  2.14                       $ 2.00                              -
    2017                                             1.95                         2.14                              -
    2016                                             1.79                         1.95                         43,489
    2015                                             1.84                         1.79                         37,590
    2014                                             1.77                         1.84                         35,301
    2013                                             1.58                         1.77                        906,630
    2012                                             1.41                         1.58                      1,799,410
    2011                                             1.45                         1.41                      1,894,903
    2010                                             1.28                         1.45                      1,848,734
    2009                                             1.02                         1.28                      1,829,727

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R1 CLASS
  BAND 125
    2018                                          $  1.58                       $ 1.52                         84,995
    2017                                             1.51                         1.58                        128,910
    2016                                             1.45                         1.51                        139,577
    2015                                             1.48                         1.45                        336,381
    2014                                             1.44                         1.48                        377,735
    2013                                             1.42                         1.44                        391,873
    2012                                             1.32                         1.42                      1,506,843
    2011                                             1.31                         1.32                      1,452,566
    2010                                             1.20                         1.31                      1,017,844
    2009                                             1.00                         1.20                        862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R5 CLASS
  BAND 125
    2018                                          $  1.44                       $ 1.38                        279,682
    2017                                             1.38                         1.44                        451,588
    2016                                             1.33                         1.38                        473,106
    2015                                             1.37                         1.33                        642,920
    2014                                             1.34                         1.37                        798,247
    2013                                             1.32                         1.34                      1,823,944
    2012                                             1.24                         1.32                      2,234,292
    2011                                             1.23                         1.24                      1,639,854
    2010                                             1.13                         1.23                      1,366,110
    2009                                             0.96                         1.13                      1,134,503

  BAND 100
    2018                                          $  1.49                       $ 1.43                        135,082
    2017                                             1.42                         1.49                        345,323
    2016                                             1.37                         1.42                        429,245
    2015                                             1.41                         1.37                        402,130
    2014                                             1.37                         1.41                        364,723
    2013                                             1.35                         1.37                         99,866
    2012                                             1.26                         1.35                          5,074
    2011                                             1.25                         1.26                          2,056

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2018                                            $ 1.59                          $ 1.54                            30,795
    2017                                              1.52                            1.59                            89,201
    2016                                              1.45                            1.52                            89,426
    2015                                              1.48                            1.45                            84,687
    2014                                              1.44                            1.48                            98,977
    2013                                              1.41                            1.44                           373,734
    2012                                              1.31                            1.41                           326,660
    2011                                              1.29                            1.31                           319,882
    2010                                              1.18                            1.29                           293,880
    2009                                              0.99                            1.18                           223,530

  BAND 0
    2018                                            $ 1.70                          $ 1.66                                 -
    2017                                              1.62                            1.70                                 -
    2016                                              1.54                            1.62                                 -
    2015                                              1.56                            1.54                                 -
    2014                                              1.51                            1.56                                 -
    2013                                              1.47                            1.51                            19,532
    2012                                              1.36                            1.47                           121,019
    2011                                              1.34                            1.36                            73,875
    2010                                              1.22                            1.34                           184,249
    2009                                              1.02                            1.22                            32,381

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2018                                            $ 2.21                          $ 1.98                           204,813
    2017                                              1.93                            2.21                           212,639
    2016                                              1.76                            1.93                           406,214
    2015                                              1.85                            1.76                           354,418
    2014                                              1.81                            1.85                           469,734
    2013                                              1.52                            1.81                           420,737
    2012                                              1.34                            1.52                           650,396
    2011                                              1.46                            1.34                           773,944
    2010                                              1.29                            1.46                           853,218
    2009                                              1.00                            1.29                           607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2018                                            $ 1.92                          $ 1.71                           625,173
    2017                                              1.68                            1.92                           621,434
    2016                                              1.54                            1.68                           920,855
    2015                                              1.63                            1.54                           995,654
    2014                                              1.60                            1.63                         1,211,017
    2013                                              1.36                            1.60                         1,788,660
    2012                                              1.20                            1.36                         1,839,466
    2011                                              1.31                            1.20                         1,719,565
    2010                                              1.17                            1.31                         1,827,807
    2009                                              0.91                            1.17                         1,833,540

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2018                                             $ 1.99                        $ 1.77                          84,017
    2017                                               1.74                          1.99                          92,481
    2016                                               1.58                          1.74                          75,461
    2015                                               1.67                          1.58                         104,183
    2014                                               1.64                          1.67                         138,920
    2013                                               1.39                          1.64                             105
    2012                                               1.22                          1.39                              18
    2011                                               1.33                          1.22                               -
    2010                                               1.18                          1.33                          17,762
    2009                                               0.92                          1.18                          13,428

  BAND 50
    2018                                             $ 2.13                        $ 1.91                         189,603
    2017                                               1.85                          2.13                         190,393
    2016                                               1.68                          1.85                         200,220
    2015                                               1.76                          1.68                         175,719
    2014                                               1.72                          1.76                         178,846
    2013                                               1.45                          1.72                         153,841
    2012                                               1.27                          1.45                         152,303
    2011                                               1.37                          1.27                         109,599
    2010                                               1.22                          1.37                          95,936
    2009                                               0.94                          1.22                          65,770

  BAND 0
    2018                                             $ 2.28                        $ 2.05                               -
    2017                                               1.97                          2.28                               -
    2016                                               1.78                          1.97                               -
    2015                                               1.86                          1.78                               -
    2014                                               1.80                          1.86                               -
    2013                                               1.51                          1.80                         259,140
    2012                                               1.32                          1.51                         596,123
    2011                                               1.42                          1.32                         655,879
    2010                                               1.25                          1.42                         564,669
    2009                                               0.96                          1.25                         498,307

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2018                                             $ 2.10                        $ 1.92                         795,284
    2017                                               1.86                          2.10                         779,434
    2016                                               1.71                          1.86                       1,097,720
    2015                                               1.79                          1.71                       1,127,169
    2014                                               1.75                          1.79                       1,212,499
    2013                                               1.52                          1.75                         954,293
    2012                                               1.35                          1.52                       2,112,934
    2011                                               1.44                          1.35                       2,186,891
    2010                                               1.28                          1.44                       2,130,870
    2009                                               1.00                          1.28                       1,632,635

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2018                                             $ 1.87                        $ 1.70                         963,121
    2017                                               1.67                          1.87                       1,002,907
    2016                                               1.54                          1.67                       1,493,635
    2015                                               1.62                          1.54                       1,725,968
    2014                                               1.59                          1.62                       3,121,699
    2013                                               1.39                          1.59                       4,822,958
    2012                                               1.24                          1.39                       5,204,747
    2011                                               1.33                          1.24                       4,912,708
    2010                                               1.18                          1.33                       4,777,844
    2009                                               0.93                          1.18                       4,296,854

  BAND 100
    2018                                             $ 1.93                        $ 1.76                         143,725
    2017                                               1.72                          1.93                         160,227
    2016                                               1.59                          1.72                         226,757
    2015                                               1.67                          1.59                         302,050
    2014                                               1.63                          1.67                         267,749
    2013                                               1.42                          1.63                          50,626
    2012                                               1.26                          1.42                          29,612
    2011                                               1.35                          1.26                          12,042
    2010                                               1.20                          1.35                           7,266
    2009                                               0.94                          1.20                           6,441

  BAND 50
    2018                                             $ 2.07                        $ 1.90                         170,965
    2017                                               1.83                          2.07                         245,696
    2016                                               1.68                          1.83                         245,780
    2015                                               1.76                          1.68                         217,464
    2014                                               1.71                          1.76                         268,627
    2013                                               1.48                          1.71                         349,732
    2012                                               1.31                          1.48                         385,295
    2011                                               1.40                          1.31                         412,926
    2010                                               1.23                          1.40                         403,473
    2009                                               0.97                          1.23                         357,581

  BAND 0
    2018                                             $ 2.21                        $ 2.04                               -
    2017                                               1.95                          2.21                               -
    2016                                               1.78                          1.95                               -
    2015                                               1.85                          1.78                               -
    2014                                               1.79                          1.85                               -
    2013                                               1.54                          1.79                          81,661
    2012                                               1.36                          1.54                         314,098
    2011                                               1.44                          1.36                         306,558
    2010                                               1.27                          1.44                         313,806
    2009                                               0.99                          1.27                         294,218

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R1 CLASS
  BAND 125
   2018                                              $ 1.80                        $ 1.70                         300,858
   2017                                                1.68                          1.80                         284,881
   2016                                                1.58                          1.68                         391,391
   2015                                                1.62                          1.58                         391,475
   2014                                                1.56                          1.62                         416,334
   2013                                                1.48                          1.56                         473,384
   2012                                                1.36                          1.48                       4,654,285
   2011                                                1.37                          1.36                       4,969,510
   2010                                                1.23                          1.37                       5,032,536
   2009                                                1.00                          1.23                       4,922,739

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R5 CLASS
  BAND 125
   2018                                              $ 1.63                        $ 1.53                         789,304
   2017                                                1.52                          1.63                       1,153,952
   2016                                                1.43                          1.52                       1,393,124
   2015                                                1.49                          1.43                       1,702,381
   2014                                                1.44                          1.49                       1,928,284
   2013                                                1.37                          1.44                       3,266,255
   2012                                                1.26                          1.37                       3,317,427
   2011                                                1.28                          1.26                       3,292,482
   2010                                                1.16                          1.28                       2,906,257
   2009                                                0.95                          1.16                       1,974,643

  BAND 100
   2018                                              $ 1.68                        $ 1.59                         192,489
   2017                                                1.57                          1.68                         223,448
   2016                                                1.48                          1.57                         260,204
   2015                                                1.53                          1.48                         236,080
   2014                                                1.48                          1.53                         247,001
   2013                                                1.40                          1.48                             435
   2012                                                1.29                          1.40                              72

  BAND 50
   2018                                              $ 1.80                        $ 1.71                          50,410
   2017                                                1.67                          1.80                         103,123
   2016                                                1.57                          1.67                         103,133
   2015                                                1.61                          1.57                         102,925
   2014                                                1.55                          1.61                         123,211
   2013                                                1.47                          1.55                         176,040
   2012                                                1.34                          1.47                         189,533
   2011                                                1.35                          1.34                         202,314
   2010                                                1.21                          1.35                         178,288
   2009                                                0.98                          1.21                         233,571

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                           $ 1.93                       $ 1.84                               -
    2017                                             1.78                         1.93                               -
    2016                                             1.66                         1.78                               -
    2015                                             1.70                         1.66                               -
    2014                                             1.62                         1.70                               -
    2013                                             1.53                         1.62                             417
    2012                                             1.39                         1.53                          71,563
    2011                                             1.39                         1.39                          70,705
    2010                                             1.24                         1.39                          72,626
    2009                                             1.01                         1.24                         212,459

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2018                                           $ 1.21                       $ 1.21                         981,743
    2017                                             1.21                         1.21                       1,527,261
    2016                                             1.19                         1.21                       1,281,554
    2015                                             1.20                         1.19                         445,197
    2014                                             1.21                         1.20                         343,879
    2013                                             1.22                         1.21                             841
    2012                                             1.17                         1.22                             501
    2011                                             1.17                         1.17                             152

RUSSELL STRATEGIC BOND FUND - S CLASS
  BAND 125
    2018                                           $ 1.52                       $ 1.49                               -
    2017                                             1.47                         1.52                               -
    2016                                             1.45                         1.47                         734,839

RUSSELL EQUITY INCOME FUND (FORMERLY RUSSELL U.S. CORE EQUITY FUND) - S CLASS
  BAND 125
    2018                                           $ 2.99                       $ 2.71                          50,319
    2017                                             2.50                         2.99                          63,232
    2016                                             2.27                         2.50                          70,879
    2015                                             2.29                         2.27                          78,453
    2014                                             2.08                         2.29                          78,744
    2013                                             1.60                         2.08                          80,462
    2012                                             1.40                         1.60                         100,558
    2011                                             1.46                         1.40                         108,122
    2010                                             1.28                         1.46                         117,536
    2009                                             1.00                         1.28                         127,289

RUSSELL SUSTAINABLE EQUITY FUND (FORMERLY RUSSELL U.S. DEFENSIVE EQUITY FUND) - S CLASS
  BAND 125
    2018                                           $ 2.84                       $ 2.74                             705
    2017                                             2.43                         2.84                             534
    2016                                             2.23                         2.43                             397
    2015                                             2.21                         2.23                             399
    2014                                             1.99                         2.21                             336
    2013                                             1.54                         1.99                             256
    2012                                             1.40                         1.54                             173
    2011                                             1.36                         1.40                              84

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL U.S. SMALL CAP EQUITY FUND - S CLASS
  BAND 125
    2018                                          $ 3.26                       $  2.83                        124,574
    2017                                            2.89                          3.26                         74,848
    2016                                            2.40                          2.89                         47,273
    2015                                            2.59                          2.40                         32,017
    2014                                            2.53                          2.59                         18,246
    2013                                            1.78                          2.53                          1,053

STATE STREET EQUITY 500 INDEX - ADMIN CLASS
  BAND 125
    2018                                          $ 6.82                       $  6.43                     32,330,992
    2017                                            5.69                          6.82                     38,380,345
    2016                                            5.16                          5.69                     40,651,147
    2015                                            5.16                          5.16                     41,393,171
    2014                                            4.61                          5.16                     42,333,699
    2013                                            3.54                          4.61                     44,051,677
    2012                                            3.09                          3.54                     43,175,593
    2011                                            3.08                          3.09                     50,117,530
    2010                                            2.71                          3.08                     51,291,297
    2009                                            2.18                          2.71                     51,231,917

  BAND 100
    2018                                          $ 7.07                       $  6.68                          2,389
    2017                                            5.88                          7.07                          1,895
    2016                                            5.32                          5.88                            174
    2015                                            5.31                          5.32                             30

  BAND 25
    2018                                          $ 7.87                       $  7.49                              -
    2017                                            6.50                          7.87                              -
    2016                                            5.83                          6.50                              -
    2015                                            5.78                          5.83                              -
    2014                                            5.11                          5.78                              -
    2013                                            3.88                          5.11                              -
    2012                                            3.36                          3.88                              -
    2011                                            3.31                          3.36                              -
    2010                                            2.89                          3.31                        278,361
    2009                                            2.29                          2.89                        231,250

  BAND 0
    2018                                          $ 8.15                       $  7.78                        670,773
    2017                                            6.72                          8.15                      1,549,429
    2016                                            6.01                          6.72                      3,380,645
    2015                                            5.94                          6.01                      3,320,283
    2014                                            5.24                          5.94                      3,556,329
    2013                                            3.97                          5.24                      3,208,346
    2012                                            3.43                          3.97                      3,309,201
    2011                                            3.37                          3.43                        510,836
    2010                                            2.93                          3.37                        554,848

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX - R CLASS
  BAND 125
    2018                                             $  2.29                       $ 2.15                      10,477,822
    2017                                                1.92                         2.29                      13,490,589
    2016                                                1.74                         1.92                      14,267,457
    2015                                                1.76                         1.74                      16,175,833
    2014                                                1.58                         1.76                      17,135,779
    2013                                                1.21                         1.58                      16,680,352
    2012                                                1.07                         1.21                      14,331,536
    2011                                                1.06                         1.07                      11,886,204
    2010                                                0.94                         1.06                      10,242,978
    2009                                                0.76                         0.94                       8,423,461

  BAND 100
    2018                                             $  2.36                       $ 2.22                       1,971,969
    2017                                                1.97                         2.36                       2,689,129
    2016                                                1.79                         1.97                       3,136,355
    2015                                                1.80                         1.79                       2,800,122
    2014                                                1.61                         1.80                       2,480,423
    2013                                                1.24                         1.61                          66,889
    2012                                                1.08                         1.24                          61,519
    2011                                                1.08                         1.08                          46,210
    2010                                                0.95                         1.08                          40,030
    2009                                                0.77                         0.95                          47,648

  BAND 50
    2018                                             $  2.52                       $ 2.38                         758,199
    2017                                                2.09                         2.52                         832,798
    2016                                                1.89                         2.09                         880,964
    2015                                                1.89                         1.89                         944,998
    2014                                                1.68                         1.89                         996,916
    2013                                                1.28                         1.68                       1,226,644
    2012                                                1.12                         1.28                       1,174,782
    2011                                                1.11                         1.12                       1,126,195
    2010                                                0.98                         1.11                       1,001,427
    2009                                                0.78                         0.98                         700,949

  BAND 0
    2018                                             $  2.68                       $ 2.54                         584,188
    2017                                                2.22                         2.68                         664,772
    2016                                                1.99                         2.22                       1,290,284
    2015                                                1.98                         1.99                       1,021,489
    2014                                                1.75                         1.98                       1,985,628
    2013                                                1.33                         1.75                       1,934,741
    2012                                                1.16                         1.33                       1,803,186
    2011                                                1.14                         1.16                       1,605,518
    2010                                                1.00                         1.14                       1,570,803
    2009                                                0.79                         1.00                       1,063,860

T. ROWE PRICE BLUE CHIP GROWTH FUND - I CLASS
  BAND 125
    2018                                             $  1.33                       $ 1.34                       9,590,745
    2017                                                0.99                         1.33                         737,705

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE BLUE CHIP GROWTH FUND - R CLASS
  BAND 125
   2018                                              $ 3.34                       $ 3.35                       9,337,646
   2017                                                2.49                         3.34                       8,603,557
   2016                                                2.51                         2.49                      10,320,805
   2015                                                2.30                         2.51                       2,639,516
   2014                                                2.14                         2.30                       2,062,348
   2013                                                1.54                         2.14                       1,785,029
   2012                                                1.32                         1.54                       1,626,075
   2011                                                1.33                         1.32                         874,061
   2010                                                1.16                         1.33                         739,675
   2009                                                0.83                         1.16                         587,387

  BAND 100
   2018                                              $ 3.46                       $ 3.48                         148,533
   2017                                                2.57                         3.46                         215,099
   2016                                                2.59                         2.57                         249,190
   2015                                                2.36                         2.59                         361,092
   2014                                                2.20                         2.36                         280,633
   2013                                                1.58                         2.20                             881

  BAND 0
   2018                                              $ 3.99                       $ 4.05                         124,766
   2017                                                2.94                         3.99                         113,211
   2016                                                2.93                         2.94                         153,587
   2015                                                2.65                         2.93                         265,246
   2014                                                2.44                         2.65                         174,048
   2013                                                1.73                         2.44                         192,948
   2012                                                1.47                         1.73                         188,368
   2011                                                1.45                         1.47                         147,101
   2010                                                1.25                         1.45                         182,830
   2009                                                0.88                         1.25                         183,794

T. ROWE PRICE EQUITY INCOME FUND - I CLASS
  BAND 125
   2018                                              $ 1.14                       $ 1.02                          23,925
   2017                                                0.99                         1.14                          16,817

T. ROWE PRICE EQUITY INCOME FUND - R CLASS
  BAND 125
   2018                                              $ 2.86                       $ 2.55                       1,024,026
   2017                                                2.51                         2.86                       1,367,323
   2016                                                2.14                         2.51                       1,844,929
   2015                                                2.34                         2.14                       3,293,598
   2014                                                2.21                         2.34                       6,847,846
   2013                                                1.74                         2.21                       6,607,906
   2012                                                1.51                         1.74                       5,766,382
   2011                                                1.55                         1.51                       5,426,626
   2010                                                1.37                         1.55                       4,656,607
   2009                                                1.11                         1.37                       3,502,146

  BAND 100
   2018                                              $ 2.97                       $ 2.65                         863,640
   2017                                                2.60                         2.97                       1,114,890
   2016                                                2.21                         2.60                       1,280,826
   2015                                                2.40                         2.21                       1,222,787
   2014                                                2.27                         2.40                         961,169

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2018                                               $ 3.19                         $ 2.86                           297,947
   2017                                                 2.77                           3.19                           301,406
   2016                                                 2.35                           2.77                           405,972
   2015                                                 2.54                           2.35                           453,379
   2014                                                 2.39                           2.54                           562,308
   2013                                                 1.86                           2.39                           566,680
   2012                                                 1.60                           1.86                           520,495
   2011                                                 1.63                           1.60                           532,365
   2010                                                 1.43                           1.63                           531,099
   2009                                                 1.15                           1.43                           438,712

  BAND 0
   2018                                               $ 3.44                         $ 3.10                                 -
   2017                                                 2.98                           3.44                                 -
   2016                                                 2.51                           2.98                            45,800
   2015                                                 2.71                           2.51                           252,800
   2014                                                 2.53                           2.71                           414,048
   2013                                                 1.96                           2.53                           497,889
   2012                                                 1.68                           1.96                           535,628
   2011                                                 1.70                           1.68                           435.757
   2010                                                 1.49                           1.70                           398,240
   2009                                                 1.19                           1.49                           199,762

T. ROWE PRICE EQUITY INCOME PORTFOLIO NO LOAD CLASS
  BAND 125
   2018                                               $ 5.75                         $ 5.14                         6,902,256
   2017                                                 5.02                           5.75                         8,551,263
   2016                                                 4.27                           5.02                        11,632,288
   2015                                                 4.64                           4.27                        19,149,313
   2014                                                 4.37                           4.64                        29,096,525
   2013                                                 3.41                           4.37                        29,973,089
   2012                                                 2.95                           3.41                        29,358,266
   2011                                                 3.01                           2.95                        31,555,227
   2010                                                 2.65                           3.01                        31,287,671
   2009                                                 2.14                           2.65                        30,736,636

  BAND 0
   2018                                               $ 7.64                         $ 6.92                                 -
   2017                                                 6.59                           7.64                                 -
   2016                                                 5.53                           6.59                                 -
   2015                                                 5.94                           5.53                           132,004
   2014                                                 5.53                           5.94                           123,617
   2013                                                 4.26                           5.53                            97,956

T. ROWE PRICE EUROPEAN STOCK FUND NO LOAD CLASS
  BAND 125
   2018                                               $ 2.22                         $ 1.91                             5,292
   2017                                                 1.78                           2.22                           129,459
   2016                                                 2.02                           1.78                           111,701
   2015                                                 2.03                           2.02                           136,796
   2014                                                 2.19                           2.03                           121,710
   2013                                                 1.63                           2.19                           142,585
   2012                                                 1.34                           1.63                           147,414
   2011                                                 1.50                           1.34                           165,127
   2010                                                 1.40                           1.50                           158,801
   2009                                                 1.05                           1.40                           139,222

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE GROWTH STOCK FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 2.27                       $  2.21                      34,269,842
   2017                                                1.72                          2.27                      37,611,459
   2016                                                1.72                          1.72                      38,619,648
   2015                                                1.58                          1.72                      40,907,157
   2014                                                1.47                          1.58                      44,030,473
   2013                                                1.07                          1.47                      46,766,772
   2012                                                0.92                          1.07                      48,546,763
   2011                                                0.94                          0.92                      42,190,123
   2010                                                0.81                          0.94                      45,132,742
   2009                                                0.58                          0.81                      44,304,026

  BAND 0
   2018                                              $ 2.59                       $  2.56                          21,754
   2017                                                1.94                          2.59                          17,196
   2016                                                1.92                          1.94                          13,599
   2015                                                1.74                          1.92                         439,758
   2014                                                1.60                          1.74                         355,408

T. ROWE PRICE GROWTH STOCK FUND - I CLASS
  BAND 125
   2018                                              $ 1.31                       $  1.28                       3,473,224
   2017                                                0.99                          1.31                         292,697

T. ROWE PRICE GROWTH STOCK FUND - R CLASS
  BAND 125
   2018                                              $ 3.76                       $  3.66                       1,723,343
   2017                                                2.87                          3.76                       2,358,657
   2016                                                2.88                          2.87                       2,941,417
   2015                                                2.64                          2.88                       3,528,007
   2014                                                2.47                          2.64                       3,501,500
   2013                                                1.81                          2.47                       4,553,280
   2012                                                1.54                          1.81                       4,264,277
   2011                                                1.59                          1.54                       4,082,195
   2010                                                1.38                          1.59                       3,852,858
   2009                                                0.98                          1.38                       3,944,711

  BAND 100
   2018                                              $ 3.90                       $  3.80                         727,768
   2017                                                2.96                          3.90                         769,177
   2016                                                2.97                          2.96                         897,193
   2015                                                2.72                          2.97                         853,849
   2014                                                2.53                          2.72                         693,184
   2013                                                1.85                          2.53                         146,065
   2012                                                1.58                          1.85                         122,679
   2011                                                1.62                          1.58                         109,927
   2010                                                1.40                          1.62                          95,615
   2009                                                0.99                          1.40                          20,297

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2018                                          $  4.19                       $ 4.10                         43,159
    2017                                             3.17                         4.19                         10,541
    2016                                             3.15                         3.17                         14,404
    2015                                             2.87                         3.15                         17,375
    2014                                             2.67                         2.87                         22,528
    2013                                             1.93                         2.67                         23,539
    2012                                             1.64                         1.93                         24,109
    2011                                             1.68                         1.64                         30,150
    2010                                             1.45                         1.68                         42,627

  BAND 0
    2018                                          $  4.55                       $ 4.48                              -
    2017                                             3.42                         4.55                              -
    2016                                             3.39                         3.42                         12,869
    2015                                             3.08                         3.39                          9,352
    2014                                             2.84                         3.08                        158,772
    2013                                             2.05                         2.84                        147,777
    2012                                             1.73                         2.05                        161,642
    2011                                             1.76                         1.73                        142,187
    2010                                             1.51                         1.76                        113,697
    2009                                             1.06                         1.51                        113,454

T. ROWE PRICE INTERNATIONAL STOCK FUND - R CLASS
  BAND 125
    2018                                          $  2.19                       $ 1.85                         66,254
    2017                                             1.74                         2.19                         69,645
    2016                                             1.73                         1.74                         67,137
    2015                                             1.78                         1.73                        158,978
    2014                                             1.83                         1.78                        260,858
    2013                                             1.63                         1.83                        360,682
    2012                                             1.40                         1.63                        309,233
    2011                                             1.62                         1.40                        193,069
    2010                                             1.44                         1.62                        194,558
    2009                                             0.96                         1.44                        275,610

  BAND 100
    2018                                          $  2.27                       $ 1.92                         72,320
    2017                                             1.80                         2.27                         74,983
    2016                                             1.79                         1.80                         94,083
    2015                                             1.83                         1.79                        106,967
    2014                                             1.88                         1.83                        108,530
    2013                                             1.67                         1.88                            327

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND - ADVISOR CLASS
  BAND 125
    2018                                          $  0.98                       $ 0.79                      6,558,229
    2017                                             0.83                         0.98                     11,283,929
    2016                                             0.83                         0.83                     12,687,016
    2015                                             0.87                         0.83                     12,679,036
    2014                                             0.94                         0.87                     12,502,774
    2013                                             0.77                         0.94                     12,854,624
    2012                                             0.68                         0.77                     12,882,601
    2011                                             0.77                         0.68                     12,937,832
    2010                                             0.71                         0.77                     12,584,870
    2009                                             0.54                         0.71                     17,713,993

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND - I CLASS
  BAND 125
    2018                                          $ 1.20                        $ 0.97                         925,596

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND - R CLASS
  BAND 125
    2018                                          $ 2.56                        $ 2.06                         445,161
    2017                                            2.16                          2.56                         564,030
    2016                                            2.19                          2.16                         625,560
    2015                                            2.30                          2.19                         650,419
    2014                                            2.47                          2.30                         739,250
    2013                                            2.04                          2.47                         974,711
    2012                                            1.80                          2.04                         950,455
    2011                                            2.06                          1.80                         865,689
    2010                                            1.89                          2.06                         849,990
    2009                                            1.43                          1.89                         979,529

  BAND 100
    2018                                          $ 2.66                        $ 2.14                         164,762
    2017                                            2.23                          2.66                         158,126
    2016                                            2.26                          2.23                         189,191
    2015                                            2.36                          2.26                         202,642
    2014                                            2.53                          2.36                         203,466
    2013                                            2.09                          2.53                          69,914
    2012                                            1.84                          2.09                          58,259
    2011                                            2.09                          1.84                          55,629
    2010                                            1.92                          2.09                          48,425
    2009                                            1.45                          1.92                          23,053

  BAND 50
    2018                                          $ 2.85                        $ 2.31                              63
    2017                                            2.39                          2.85                              63
    2016                                            2.40                          2.39                              63

  BAND 0
    2018                                          $ 3.12                        $ 2.54                           6,948
    2017                                            2.60                          3.12                          17,233

T. ROWE PRICE MID-CAP GROWTH FUND - I CLASS
  BAND 125
    2018                                          $ 1.21                        $ 1.17                         781,020

T. ROWE PRICE MID-CAP GROWTH FUND - R CLASS
  BAND 125
    2018                                          $ 4.98                        $ 4.79                         698,912
    2017                                            4.06                          4.98                       1,083,800
    2016                                            3.89                          4.06                       1,086,220
    2015                                            3.71                          3.89                       1,512,796
    2014                                            3.34                          3.71                       1,613,981
    2013                                            2.48                          3.34                       1,439,843
    2012                                            2.22                          2.48                       1,278,093
    2011                                            2.28                          2.22                       1,190,498
    2010                                            1.82                          2.28                         909,111
    2009                                            1.27                          1.82                         210,325

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                               $ 6.01                         $ 5.86                            33,218
   2017                                                 4.84                           6.01                            32,029
   2016                                                 4.58                           4.84                           106,842
   2015                                                 4.32                           4.58                           403,715
   2014                                                 3.84                           4.32                           406,143
   2013                                                 2.82                           3.84                           402,163
   2012                                                 2.48                           2.82                           385,526
   2011                                                 2.53                           2.48                           382,941
   2010                                                 1.98                           2.53                           302,345

T. ROWE PRICE MID-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2018                                               $ 1.94                         $ 1.71                           300,046
   2017                                                 1.77                           1.94                           504,880
   2016                                                 1.44                           1.77                           685,096
   2015                                                 1.52                           1.44                           767,001
   2014                                                 1.39                           1.52                           797,900
   2013                                                 1.07                           1.39                           789,040
   2012                                                 0.91                           1.07                           716,476
   2011                                                 0.97                           0.91                           620,518
   2010                                                 0.85                           0.97                           673,974
   2009                                                 0.59                           0.85                           456,958

  BAND 0
   2018                                               $ 2.22                         $ 1.98                                 -
   2017                                                 1.99                           2.22                                 -
   2016                                                 1.61                           1.99                                 -
   2015                                                 1.67                           1.61                         1,054,893
   2014                                                 1.51                           1.67                         1,101,048
   2013                                                 1.15                           1.51                         1,075,942
   2012                                                 0.97                           1.15                           917,609
   2011                                                 1.02                           0.97                           856,219
   2010                                                 0.88                           1.02                           778,222

T. ROWE PRICE MID-CAP VALUE FUND - R CLASS
  BAND 125
   2018                                               $ 4.29                         $ 3.77                           107,933
   2017                                                 3.91                           4.29                           129,221
   2016                                                 3.20                           3.91                           368,017
   2015                                                 3.37                           3.20                           349,832
   2014                                                 3.10                           3.37                           655,643
   2013                                                 2.40                           3.10                           919,601
   2012                                                 2.04                           2.40                           950,064
   2011                                                 2.18                           2.04                         1,000,705
   2010                                                 1.91                           2.18                           941,679
   2009                                                 1.32                           1.91                           736,143

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                             $ 5.20                       $ 4.63                         33,018
    2017                                               4.68                         5.20                         28,522
    2016                                               3.79                         4.68                         27,303
    2015                                               3.94                         3.79                         26,484
    2014                                               3.58                         3.94                         35,308
    2013                                               2.73                         3.58                         32,199
    2012                                               2.30                         2.73                         17,538
    2011                                               2.43                         2.30                         19,615
    2010                                               2.09                         2.43                         22,033

T. ROWE PRICE REAL ESTATE FUND - I CLASS
  BAND 125
    2018                                             $ 1.03                       $ 0.93                        140,146
    2017                                               1.00 (07/21/17)              1.03                        373,320

T. ROWE PRICE RETIREMENT 2005 FUND - ADVISOR CLASS
  BAND 125
    2018                                             $ 1.34                       $ 1.28                        759,090
    2017                                               1.23                         1.34                        787,617
    2016                                               1.17                         1.23                        856,466
    2015                                               1.19                         1.17                        730,960
    2014                                               1.16                         1.19                        540,138
    2013                                               1.07                         1.16                        389,774
    2012                                               1.00 (05/24/12)              1.07                          1,435

T. ROWE PRICE RETIREMENT 2005 FUND - I CLASS
  BAND 125
    2018                                             $ 1.04                       $ 0.99                         65,357
    2017                                               1.00 (06/22/17)              1.04                         73,778

T. ROWE PRICE RETIREMENT 2005 FUND - R CLASS
  BAND 125
    2018                                             $ 1.32                       $ 1.25                        448,343
    2017                                               1.21                         1.32                      1,326,739
    2016                                               1.16                         1.21                      1,087,165
    2015                                               1.18                         1.16                        866,140
    2014                                               1.15                         1.18                        604,661
    2013                                               1.07                         1.15                        808,479
    2012                                               1.00 (05/24/12)              1.07                        351,458

  BAND 0
    2018                                             $ 1.41                       $ 1.36                              -
    2017                                               1.28                         1.41                              -
    2016                                               1.21                         1.28                        176,225
    2015                                               1.22                         1.21                        196,086

T. ROWE PRICE RETIREMENT 2010 FUND - ADVISOR CLASS
  BAND 125
    2018                                             $ 1.39                       $ 1.32                      1,633,361
    2017                                               1.27                         1.39                      2,088,853
    2016                                               1.20                         1.27                      2,750,866
    2015                                               1.23                         1.20                      2,513,493
    2014                                               1.19                         1.23                      2,607,294
    2013                                               1.08                         1.19                      1,464,609
    2012                                               1.00 (05/24/12)              1.08                        106,998

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2010 FUND - I CLASS
  BAND 125
   2018                                              $ 1.04                       $  0.99                       1,269,219
   2017                                                1.00 (06/22/17)               1.04                         106,893

T. ROWE PRICE RETIREMENT 2010 FUND - R CLASS
  BAND 125
   2018                                              $ 1.37                       $  1.30                         838,812
   2017                                                1.25                          1.37                       1,139,910
   2016                                                1.19                          1.25                       1,003,123
   2015                                                1.22                          1.19                       1,397,386
   2014                                                1.18                          1.22                       2,866,496
   2013                                                1.08                          1.18                       1,709,592
   2012                                                1.00 (05/24/12)               1.08                         171,257

  BAND 0
   2018                                              $ 1.47                       $  1.41                         140,598
   2017                                                1.33                          1.47                         168,213
   2016                                                1.24                          1.33                         280,498
   2015                                                1.26                          1.24                         172,442
   2014                                                1.21                          1.26                         153,259
   2013                                                1.08                          1.21                         120,945

T. ROWE PRICE RETIREMENT 2015 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.56                       $  1.47                       7,993,349
   2017                                                1.39                          1.56                       8,992,881
   2016                                                1.32                          1.39                       9,560,822
   2015                                                1.34                          1.32                       9,378,424
   2014                                                1.30                          1.34                       9,721,130
   2013                                                1.14                          1.30                       8,331,555
   2012                                                1.02                          1.14                       3,257,875
   2011                                                1.04                          1.02                       2,879,309

T. ROWE PRICE RETIREMENT 2015 FUND - I CLASS
  BAND 125
   2018                                              $ 1.12                       $  1.06                       2,455,117
   2017                                                1.00                          1.12                         939,861

T. ROWE PRICE RETIREMENT 2015 FUND - R CLASS
  BAND 125
   2018                                              $ 1.53                       $  1.44                       1,953,734
   2017                                                1.37                          1.53                       4,608,743
   2016                                                1.30                          1.37                       7,077,042
   2015                                                1.33                          1.30                       7,628,027
   2014                                                1.29                          1.33                       8,057,807
   2013                                                1.14                          1.29                       6,917,816
   2012                                                1.02                          1.14                       3,983,612
   2011                                                1.04                          1.02                         939,585

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.67                       $  1.59                         151,076
   2017                                                1.48                          1.67                         197,270
   2016                                                1.39                          1.48                         740,459
   2015                                                1.40                          1.39                         935,086
   2014                                                1.34                          1.40                         629,470
   2013                                                1.17                          1.34                         619,126
   2012                                                1.03                          1.17                         146,187
   2011                                                1.04                          1.03                         138,383

T. ROWE PRICE RETIREMENT 2020 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.65                       $  1.55                      18,641,764
   2017                                                1.45                          1.65                      15,531,586
   2016                                                1.37                          1.45                      17,417,232
   2015                                                1.40                          1.37                      15,331,818
   2014                                                1.34                          1.40                      14,299,605
   2013                                                1.15                          1.34                       7,844,849
   2012                                                1.02                          1.15                       2,877,567
   2011                                                1.05                          1.02                       2,173,654
   2010                                                1.00 (10/29/10)               1.05                          42,981

T. ROWE PRICE RETIREMENT 2020 FUND - I CLASS
  BAND 125
   2018                                              $ 1.14                       $  1.07                       3,679,879
   2017                                                1.00                          1.14                       1,371,471

T. ROWE PRICE RETIREMENT 2020 FUND - R CLASS
  BAND 125
   2018                                              $ 1.62                       $  1.52                       9,372,922
   2017                                                1.43                          1.62                      13,017,720
   2016                                                1.35                          1.43                      15,601,502
   2015                                                1.38                          1.35                      14,425,903
   2014                                                1.33                          1.38                      15,202,243
   2013                                                1.15                          1.33                      10,175,603
   2012                                                1.01                          1.15                       7,204,662
   2011                                                1.04                          1.01                       1,337,962

  BAND 100
   2018                                              $ 1.65                       $  1.55                          16,945
   2017                                                1.45                          1.65                           4,084
   2016                                                1.37                          1.45                           3,157
   2015                                                1.40                          1.37                             286
   2014                                                1.34                          1.40                           5,642

  BAND 50
   2018                                              $ 1.71                       $  1.61                               -
   2017                                                1.49                          1.71                               -
   2016                                                1.41                          1.49                               -
   2015                                                1.42                          1.41                           1,653
   2014                                                1.36                          1.42                           1,667

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2018                                              $ 1.78                       $  1.68                         440,884
   2017                                                1.54                          1.78                         712,707
   2016                                                1.44                          1.54                       1,550,012
   2015                                                1.45                          1.44                       2,663,290
   2014                                                1.38                          1.45                       2,057,269
   2013                                                1.18                          1.38                       1,858,071
   2012                                                1.03                          1.18                         648,559
   2011                                                1.05                          1.03                         555,971

T. ROWE PRICE RETIREMENT 2025 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.73                       $  1.61                      18,214,401
   2017                                                1.50                          1.73                      16,937,721
   2016                                                1.41                          1.50                      16,458,524
   2015                                                1.44                          1.41                      12,483,115
   2014                                                1.38                          1.44                       9,386,733
   2013                                                1.16                          1.38                       5,454,640
   2012                                                1.01                          1.16                       1,350,066
   2011                                                1.05                          1.01                         735,599

T. ROWE PRICE RETIREMENT 2025 FUND - I CLASS
  BAND 125
   2018                                              $ 1.16                       $  1.08                       7,213,009
   2017                                                0.99                          1.16                       3,367,603

T. ROWE PRICE RETIREMENT 2025 FUND - R CLASS
  BAND 125
   2018                                              $ 1.70                       $  1.58                       7,818,099
   2017                                                1.47                          1.70                      10,557,451
   2016                                                1.39                          1.47                      10,675,844
   2015                                                1.42                          1.39                      11,246,369
   2014                                                1.37                          1.42                      10,905,829
   2013                                                1.15                          1.37                       6,758,188
   2012                                                1.01                          1.15                       3,701,813
   2011                                                1.06                          1.01                         836,175

  BAND 0
   2018                                              $ 1.86                       $  1.75                         906,590
   2017                                                1.59                          1.86                         985,467
   2016                                                1.49                          1.59                       2,227,235
   2015                                                1.50                          1.49                         999,975
   2014                                                1.42                          1.50                         970,088
   2013                                                1.18                          1.42                         866,337
   2012                                                1.03                          1.18                         199,170
   2011                                                1.06                          1.03                         188,993

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2030 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.81                       $  1.67                      16,316,962
   2017                                                1.54                          1.81                      14,480,747
   2016                                                1.45                          1.54                      14,381,402
   2015                                                1.47                          1.45                      11,283,232
   2014                                                1.41                          1.47                      13,430,292
   2013                                                1.16                          1.41                       7,746,837
   2012                                                1.01                          1.16                       3,745,681
   2011                                                1.06                          1.01                       2,960,689
   2010                                                1.00 (10/29/10)               1.06                           5,541

T. ROWE PRICE RETIREMENT 2030 FUND - I CLASS
  BAND 125
   2018                                              $ 1.17                       $  1.09                       5,708,329
   2017                                                0.99                          1.17                       2,574,618

T. ROWE PRICE RETIREMENT 2030 FUND - R CLASS
  BAND 125
   2018                                              $ 1.78                       $  1.64                       7,931,340
   2017                                                1.52                          1.78                      10,275,858
   2016                                                1.43                          1.52                      11,558,570
   2015                                                1.46                          1.43                      13,028,435
   2014                                                1.40                          1.46                      11,230,640
   2013                                                1.16                          1.40                       6,522,510
   2012                                                1.01                          1.16                       4,801,793
   2011                                                1.05                          1.01                       1,092,288

  BAND 0
   2018                                              $ 1.95                       $  1.82                         373,230
   2017                                                1.64                          1.95                         409,190
   2016                                                1.53                          1.64                       1,334,410
   2015                                                1.54                          1.53                       1,107,780
   2014                                                1.46                          1.54                         857,127
   2013                                                1.19                          1.46                         823,476
   2012                                                1.02                          1.19                         281,713
   2011                                                1.06                          1.02                         287,180

T. ROWE PRICE RETIREMENT 2035 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.87                       $  1.71                      15,807,762
   2017                                                1.57                          1.87                      13,787,442
   2016                                                1.48                          1.57                      11,323,775
   2015                                                1.50                          1.48                       9,804,329
   2014                                                1.43                          1.50                       7,622,141
   2013                                                1.17                          1.43                       4,769,851
   2012                                                1.01                          1.17                       1,621,685
   2011                                                1.06                          1.01                       1,226,877

T. ROWE PRICE RETIREMENT 2035 FUND - I CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.09                       2,893,059
   2017                                                0.99                          1.19                         438,569

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2035 FUND - R CLASS
  BAND 125
   2018                                              $ 1.84                       $  1.68                       5,943,826
   2017                                                1.54                          1.84                       8,411,099
   2016                                                1.46                          1.54                       9,251,393
   2015                                                1.48                          1.46                       8,943,704
   2014                                                1.42                          1.48                       8,088,041
   2013                                                1.16                          1.42                       6,074,925
   2012                                                1.01                          1.16                       3,233,079
   2011                                                1.06                          1.01                         530,152

  BAND 0
   2018                                              $ 2.01                       $  1.86                         821,372
   2017                                                1.67                          2.01                         829,289
   2016                                                1.56                          1.67                       2,181,345
   2015                                                1.56                          1.56                       1,533,318
   2014                                                1.48                          1.56                       1,358,333
   2013                                                1.19                          1.48                       1,307,230
   2012                                                1.02                          1.19                         223,028
   2011                                                1.06                          1.02                          230192

T. ROWE PRICE RETIREMENT 2040 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.90                       $  1.74                      12,746,105
   2017                                                1.58                          1.90                      12,082,585
   2016                                                1.49                          1.58                      10,731,335
   2015                                                1.51                          1.49                       9,703,305
   2014                                                1.45                          1.51                       9,567,448
   2013                                                1.17                          1.45                       5,868,950
   2012                                                1.01                          1.17                       2,107,760
   2011                                                1.06                          1.01                       1,459,824
   2010                                                1.00 (10/29/10)               1.06                           4,265

T. ROWE PRICE RETIREMENT 2040 FUND - I CLASS
  BAND 125
   2018                                              $ 1.20                       $  1.10                       4,232,657
   2017                                                0.99                          1.20                       1,019,544

T. ROWE PRICE RETIREMENT 2040 FUND - R CLASS
  BAND 125
   2018                                              $ 1.87                       $  1.70                       5,018,225
   2017                                                1.56                          1.87                       6,449,616
   2016                                                1.47                          1.56                       7,100,654
   2015                                                1.50                          1.47                       7,231,254
   2014                                                1.44                          1.50                       6,305,719
   2013                                                1.16                          1.44                       4,662,353
   2012                                                1.00                          1.16                       3,111,107
   2011                                                1.06                          1.00                         798,303

  BAND 0
   2018                                              $ 2.05                       $  1.89                       1,375,213
   2017                                                1.69                          2.05                       1,334,689
   2016                                                1.57                          1.69                       3,068,317
   2015                                                1.58                          1.57                       2,537,472
   2014                                                1.49                          1.58                       1,823,812
   2013                                                1.19                          1.49                       1,775,811
   2012                                                1.02                          1.19                         177,950
   2011                                                1.06                          1.02                         196,544

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2045 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.91                       $  1.74                       9,970,864
   2017                                                1.59                          1.91                       9,075,718
   2016                                                1.49                          1.59                       7,549,502
   2015                                                1.51                          1.49                       6,044,892
   2014                                                1.45                          1.51                       4,427,753
   2013                                                1.17                          1.45                       3,099,877
   2012                                                1.01                          1.17                         637,869
   2011                                                1.06                          1.01                         405,885

T. ROWE PRICE RETIREMENT 2045 FUND - I CLASS
  BAND 125
   2018                                              $ 1.20                       $  1.10                       2,907,994
   2017                                                0.99                          1.20                         591,026

T. ROWE PRICE RETIREMENT 2045 FUND - R CLASS
  BAND 125
   2018                                              $ 1.88                       $  1.71                       3,802,729
   2017                                                1.56                          1.88                       4,641,449
   2016                                                1.48                          1.56                       4,951,319
   2015                                                1.50                          1.48                       5,808,554
   2014                                                1.44                          1.50                       4,979,894
   2013                                                1.16                          1.44                       3,340,787
   2012                                                1.01                          1.16                       1,480,996
   2011                                                1.06                          1.01                         359,226

  BAND 0
   2018                                              $ 2.06                       $  1.89                         291,776
   2017                                                1.69                          2.06                         295,626
   2016                                                1.57                          1.69                         971,051
   2015                                                1.58                          1.57                         440,759
   2014                                                1.50                          1.58                         327,625
   2013                                                1.19                          1.50                         260,958
   2012                                                1.02                          1.19                          98,531
   2011                                                1.06                          1.02                          78,030

T. ROWE PRICE RETIREMENT 2050 FUND - ADVISOR CLASS
  BAND 125
   2018                                              $ 1.91                       $  1.74                       7,231,913
   2017                                                1.59                          1.91                       6,369,563
   2016                                                1.49                          1.59                       5,489,294
   2015                                                1.51                          1.49                       4,042,360
   2014                                                1.45                          1.51                       2,702,975
   2013                                                1.17                          1.45                       1,927,357
   2012                                                1.01                          1.17                         365,394
   2011                                                1.06                          1.01                         103,905

T. ROWE PRICE RETIREMENT 2050 FUND - I CLASS
  BAND 125
   2018                                              $ 1.20                       $  1.10                       3,008,933
   2017                                                0.99                          1.20                         461,592

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2050 FUND - R CLASS
  BAND 125
    2018                                              $ 1.88                       $ 1.71                       2,980,477
    2017                                                1.56                         1.88                       3,497,411
    2016                                                1.48                         1.56                       4,180,576
    2015                                                1.50                         1.48                       4,563,519
    2014                                                1.44                         1.50                       4,171,499
    2013                                                1.16                         1.44                       2,596,029
    2012                                                1.00                         1.16                       1,375,501
    2011                                                1.06                         1.00                         259,489

  BAND 0
    2018                                              $ 2.05                       $ 1.89                         272,737
    2017                                                1.69                         2.05                         258,452
    2016                                                1.57                         1.69                         720,167
    2015                                                1.58                         1.57                         383,269
    2014                                                1.49                         1.58                         252,982
    2013                                                1.19                         1.49                         229,620
    2012                                                1.02                         1.19                          92,022
    2011                                                1.06                         1.02                          56,217

T. ROWE PRICE RETIREMENT 2055 FUND - ADVISOR CLASS
  BAND 125
    2018                                              $ 1.91                       $ 1.74                       3,861,947
    2017                                                1.59                         1.91                       3,200,738
    2016                                                1.49                         1.59                       2,396,506
    2015                                                1.51                         1.49                       1,351,514
    2014                                                1.45                         1.51                         713,365
    2013                                                1.17                         1.45                         350,583
    2012                                                1.01                         1.17                          31,245
    2011                                                1.06                         1.01                          11,259

T. ROWE PRICE RETIREMENT 2055 FUND - I CLASS
  BAND 125
    2018                                              $ 1.20                       $ 1.10                       1,389,058
    2017                                                0.99                         1.20                          61,407

T. ROWE PRICE RETIREMENT 2055 FUND - R CLASS
  BAND 125
    2018                                              $ 1.88                       $ 1.71                       1,784,378
    2017                                                1.56                         1.88                       1,704,751
    2016                                                1.48                         1.56                       1,795,783
    2015                                                1.50                         1.48                       2,134,497
    2014                                                1.44                         1.50                       1,069,945
    2013                                                1.16                         1.44                         465,338
    2012                                                1.01                         1.16                         221,448
    2011                                                1.06                         1.01                          47,139

  BAND 0
    2018                                              $ 2.06                       $ 1.89                         152,215
    2017                                                1.69                         2.06                         140,148
    2016                                                1.58                         1.69                         238,810
    2015                                                1.58                         1.58                         127,170
    2014                                                1.50                         1.58                          74,735
    2013                                                1.19                         1.50                          34,105
    2012                                                1.02                         1.19                           7,650
    2011                                                1.06                         1.02                             203

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2060 FUND - ADVISOR CLASS
  BAND 125
    2018                                             $  1.29                      $  1.18                        845,440
    2017                                                1.07                         1.29                        328,484
    2016                                                1.00 (05/12/16)              1.07                         42,929

T. ROWE PRICE RETIREMENT 2060 FUND - I CLASS
  BAND 125
    2018                                             $  1.20                      $  1.10                        148,423
    2017                                                0.99                         1.20                          1,086

T. ROWE PRICE RETIREMENT 2060 FUND - R CLASS
  BAND 125
    2018                                             $  1.29                      $  1.17                        228,298
    2017                                                1.07                         1.29                        152,683
    2016                                                1.00 (05/12/16)              1.07                         19,440

  BAND 0
    2018                                             $  1.31                      $  1.21                         19,715
    2017                                                1.08                         1.31                          7,630
    2016                                                1.00 (05/12/16)              1.08                          1,068

T. ROWE PRICE RETIREMENT BALANCED FUND - ADVISOR CLASS
  BAND 125
    2018                                             $  1.36                      $  1.29                      1,553,236
    2017                                                1.25                         1.36                      1,211,082
    2016                                                1.19                         1.25                      1,606,880
    2015                                                1.22                         1.19                      1,386,471
    2014                                                1.19                         1.22                      1,555,492
    2013                                                1.11                         1.19                        469,551
    2012                                                1.02                         1.11                         90,739
    2011                                                1.02                         1.02                         94,381

T. ROWE PRICE RETIREMENT BALANCED FUND - I CLASS
  BAND 125
    2018                                             $  1.09                      $  1.04                         37,866
    2017                                                1.00                         1.09                        266,886

T. ROWE PRICE RETIREMENT BALANCED FUND - R CLASS
  BAND 125
    2018                                             $  1.33                      $  1.27                      1,033,881
    2017                                                1.23                         1.33                      1,085,566
    2016                                                1.18                         1.23                      1,601,785
    2015                                                1.20                         1.18                      2,499,417
    2014                                                1.18                         1.20                      1,867,626
    2013                                                1.10                         1.18                      1,289,725
    2012                                                1.02                         1.10                      1,510,576
    2011                                                1.02                         1.02                        350,527

  BAND 0
    2018                                             $  1.46                      $  1.40                         13,085
    2017                                                1.33                         1.46                         14,187
    2016                                                1.25                         1.33                          9,119
    2015                                                1.27                         1.25                         62,647
    2014                                                1.23                         1.27                         63,875
    2013                                                1.13                         1.23                         55,493
    2012                                                1.03                         1.13                         49,622

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND - A CLASS
  BAND 125
    2018                                             $ 1.18                      $  0.99                      1,276,030
    2017                                               1.02                         1.18                      1,530,290
    2016                                               0.93                         1.02                      1,198,000
    2015                                               1.01                         0.93                      1,157,554
    2014                                               1.15                         1.01                      1,149,901
    2013                                               0.91                         1.15                      1,167,485
    2012                                               0.78                         0.91                        993,434
    2011                                               0.91                         0.78                        897,945
    2010                                               0.85                         0.91                        572,657
    2009                                               0.57                         0.85                        599,494

TEMPLETON FOREIGN FUND - ADVISOR CLASS
  BAND 125
    2018                                             $ 1.30                      $  1.09                          3,721
    2017                                               1.12                         1.30                        146,261
    2016                                               1.00 (05/12/16)              1.12                        220,797

TEMPLETON FOREIGN FUND - R CLASS
  BAND 125
    2018                                             $ 2.05                      $  1.71                        423,193
    2017                                               1.77                         2.05                        426,153
    2016                                               1.61                         1.77                        898,457
    2015                                               1.76                         1.61                      1,046,442
    2014                                               2.00                         1.76                        999,510
    2013                                               1.60                         2.00                        868,408
    2012                                               1.37                         1.60                        838,492
    2011                                               1.59                         1.37                        686,983
    2010                                               1.49                         1.59                        706,504
    2009                                               1.01                         1.49                        633,679

  BAND 100
    2018                                             $ 2.12                      $  1.78                         17,262
    2017                                               1.83                         2.12                         17,847
    2016                                               1.66                         1.83                         28,863
    2015                                               1.81                         1.66                         47,447
    2014                                               2.06                         1.81                         48,861

  BAND 0
    2018                                             $ 2.45                      $  2.07                              -
    2017                                               2.09                         2.45                              -
    2016                                               1.88                         2.09                         18,748
    2015                                               2.03                         1.88                         15,671
    2014                                               2.28                         2.03                          3,880
    2013                                               1.80                         2.28                          3,387
    2012                                               1.52                         1.80                          6,071
    2011                                               1.75                         1.52                          5,554
    2010                                               1.61                         1.75                          2,026

TEMPLETON FOREIGN FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.06                      $  0.89                        328,702

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND FUND - A CLASS
  BAND 125
    2018                                             $  1.13                       $ 1.13                       4,690,251
    2017                                                1.12                         1.13                      11,279,866
    2016                                                1.07                         1.12                      13,792,349
    2015                                                1.13                         1.07                      17,016,372
    2014                                                1.13                         1.13                      14,398,254
    2013                                                1.12                         1.13                       7,684,082
    2012                                                0.98                         1.12                       1,855,717
    2011                                                1.01                         0.98                         252,519

  BAND 0
    2018                                             $  1.24                       $ 1.26                          25,859
    2017                                                1.21                         1.24                          20,500
    2016                                                1.14                         1.21                         237,414
    2015                                                1.19                         1.14                         220,508
    2014                                                1.17                         1.19                         218,576
    2013                                                1.15                         1.17                         537,080
    2012                                                0.99                         1.15                         757,860

TEMPLETON GLOBAL BOND FUND - ADVISOR CLASS
  BAND 125
    2018                                             $  1.08                       $ 1.08                       1,279,890
    2017                                                1.07                         1.08                       1,170,125
    2016                                                1.00 (05/12/16)              1.07                         766,145

TEMPLETON GLOBAL BOND FUND - R CLASS
  BAND 125
    2018                                             $  1.11                       $ 1.11                         265,395
    2017                                                1.10                         1.11                         456,104
    2016                                                1.05                         1.10                         948,918
    2015                                                1.12                         1.05                         995,448
    2014                                                1.12                         1.12                       1,016,454
    2013                                                1.11                         1.12                         601,508
    2012                                                0.97                         1.11                         401,129
    2011                                                1.01                         0.97                         112,685

  BAND 0
    2018                                             $  1.22                       $ 1.23                               -
    2017                                                1.19                         1.22                               -
    2016                                                1.12                         1.19                         196,488

TEMPLETON GLOBAL BOND FUND - R6 CLASS
  BAND 125
    2018                                             $  1.03                       $ 1.04                       1,739,282
    2017                                                1.02                         1.03                         161,670

  BAND 0
    2018                                             $  1.05                       $ 1.06                         674,342
    2017                                                1.02                         1.05                         550,437

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND - A CLASS
  BAND 125
    2018                                             $  1.17                       $ 0.99                         383,223
    2017                                                1.00                         1.17                         383,670
    2016                                                0.93                         1.00                         543,659
    2015                                                1.01                         0.93                         522,350
    2014                                                1.04                         1.01                       1,012,488
    2013                                                0.81                         1.04                       1,068,046
    2012                                                0.68                         0.81                         897,281
    2011                                                0.73                         0.68                       1,040,993
    2010                                                0.69                         0.73                       1,122,428
    2009                                                0.53                         0.69                       2,260,057

TEMPLETON GROWTH FUND - ADVISOR CLASS
  BAND 125
    2018                                             $  1.31                       $ 1.11                               -
    2017                                                1.12                         1.31                           8,929

TEMPLETON GROWTH FUND - R CLASS
  BAND 125
    2018                                             $  1.98                       $ 1.67                         105,759
    2017                                                1.71                         1.98                         168,618
    2016                                                1.59                         1.71                         440,972
    2015                                                1.72                         1.59                         643,922
    2014                                                1.78                         1.72                         840,764
    2013                                                1.39                         1.78                         774,450
    2012                                                1.16                         1.39                         989,115
    2011                                                1.26                         1.16                       1,184,158
    2010                                                1.19                         1.26                       1,321,604
    2009                                                0.92                         1.19                       1,586,280

  BAND 100
    2018                                             $  2.05                       $ 1.73                               -
    2017                                                1.76                         2.05                               -
    2016                                                1.64                         1.76                               -
    2015                                                1.77                         1.64                          31,780
    2014                                                1.83                         1.77                          28,416

  BAND 0
    2018                                             $  2.37                       $ 2.02                               -
    2017                                                2.01                         2.37                               -
    2016                                                1.85                         2.01                          55,356
    2015                                                1.99                         1.85                          49,877
    2014                                                2.03                         1.99                          55,057
    2013                                                1.56                         2.03                          34,574
    2012                                                1.29                         1.56                          12,329
    2011                                                1.38                         1.29                          10,714
    2010                                                1.29                         1.38                         155,262
    2009                                                0.99                         1.29                         140.218

THE HARTFORD MIDCAP FUND - R4 CLASS
  BAND 125
    2018                                             $  1.00 (05/17/18)            $ 0.85                           8,139

THE HARTFORD MIDCAP FUND - R6 CLASS
  BAND 125
    2018                                             $  1.00 (05/17/18)            $ 0.86                           3,483

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG CORE GROWTH FUND - R3 CLASS
  BAND 125
    2018                                             $  2.36                       $ 2.27                         311,721
    2017                                                1.93                         2.36                         363,715
    2016                                                2.00                         1.93                         421,143
    2015                                                1.98                         2.00                         430,280
    2014                                                2.00                         1.98                         483,587
    2013                                                1.42                         2.00                         599,833
    2012                                                1.19                         1.42                         574,576
    2011                                                1.19                         1.19                       1,136,037
    2010                                                1.09                         1.19                       1,748,703
    2009                                                0.76                         1.09                       2,122,941

  BAND 100
    2018                                             $  2.44                       $ 2.35                          41,725
    2017                                                1.99                         2.44                          43,440
    2016                                                2.06                         1.99                          69,192
    2015                                                2.03                         2.06                          95,926
    2014                                                2.05                         2.03                         113,860
    2013                                                1.45                         2.05                             631
    2012                                                1.21                         1.45                             635

  BAND 0
    2018                                             $  2.78                       $ 2.70                               -
    2017                                                2.24                         2.78                               -
    2016                                                2.30                         2.24                          22,202
    2015                                                2.24                         2.30                          19,395
    2014                                                2.24                         2.24                          20,476
    2013                                                1.57                         2.24                          32,620
    2012                                                1.30                         1.57                          11,160
    2011                                                1.28                         1.30                           9,008
    2010                                                1.17                         1.28                          19,924
    2009                                                0.80                         1.17                          14,492

THORNBURG CORE GROWTH FUND - R5 CLASS
  BAND 125
    2018                                             $  1.61                       $ 1.56                         682,327
    2017                                                1.31                         1.61                         774,107
    2016                                                1.36                         1.31                       1,299,573
    2015                                                1.33                         1.36                       1,410,294
    2014                                                1.34                         1.33                       1,782,006
    2013                                                0.95                         1.34                       1,523,962
    2012                                                0.79                         0.95                       1,347,806
    2011                                                0.78                         0.79                       5,363,789
    2010                                                0.72                         0.78                       8,530,808
    2009                                                0.50                         0.72                      10,694,351

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
    2018                                             $  2.00                       $ 1.58                         764,934
    2017                                                1.62                         2.00                         883,927
    2016                                                1.69                         1.62                       1,122,745
    2015                                                1.62                         1.69                       1,526,155
    2014                                                1.74                         1.62                       2,281,988
    2013                                                1.53                         1.74                       4,659,313
    2012                                                1.35                         1.53                       5,856,046
    2011                                                1.58                         1.35                       6,055,133
    2010                                                1.40                         1.58                       5,036,486
    2009                                                1.08                         1.40                       3,967,180

  BAND 100
    2018                                             $  2.07                       $ 1.63                         172,380
    2017                                                1.67                         2.07                         199,638
    2016                                                1.74                         1.67                         246,964
    2015                                                1.66                         1.74                         262,531
    2014                                                1.78                         1.66                         248,240
    2013                                                1.56                         1.78                          34,378
    2012                                                1.37                         1.56                         110,558
    2011                                                1.60                         1.37                         104,945
    2010                                                1.42                         1.60                          92,174
    2009                                                1.10                         1.42                         102,988

  BAND 50
    2018                                             $  2.21                       $ 1.75                              18
    2017                                                1.78                         2.21                              18
    2016                                                1.84                         1.78                              18
    2015                                                1.74                         1.84                              20
    2014                                                1.86                         1.74                              24
    2013                                                1.63                         1.86                              24
    2012                                                1.42                         1.63                           1,134
    2011                                                1.65                         1.42                           1,391
    2010                                                1.46                         1.65                           1,348

  BAND 0
    2018                                             $  2.35                       $ 1.88                               -
    2017                                                1.89                         2.35                               -
    2016                                                1.94                         1.89                          20,020
    2015                                                1.83                         1.94                         128,245
    2014                                                1.95                         1.83                         133,231
    2013                                                1.69                         1.95                         176,041
    2012                                                1.47                         1.69                         367,014
    2011                                                1.70                         1.47                         409,865
    2010                                                1.50                         1.70                         329,319
    2009                                                1.14                         1.50                         255,881

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG INTERNATIONAL VALUE FUND - R5 CLASS
  BAND 125
    2018                                             $  1.27                       $ 1.00                         394,233
    2017                                                1.02                         1.27                         507,111
    2016                                                1.06                         1.02                         633,056
    2015                                                1.01                         1.06                       1,454,086
    2014                                                1.08                         1.01                       2,973,293
    2013                                                0.95                         1.08                       7,915,475
    2012                                                0.83                         0.95                      15,109,730
    2011                                                0.96                         0.83                      15,120,866
    2010                                                0.86                         0.96                      12,711,651
    2009                                                0.66                         0.86                       9,790,206

  BAND 25
    2018                                             $  1.41                       $ 1.12                               -
    2017                                                1.12                         1.41                               -
    2016                                                1.16                         1.12                               -
    2015                                                1.09                         1.16                               -
    2014                                                1.15                         1.09                               -
    2013                                                1.00                         1.15                               -
    2012                                                0.87                         1.00                               -
    2011                                                1.00                         0.87                               -
    2010                                                0.88                         1.00                         837,379
    2009                                                0.67                         0.88                         691,568

  BAND 0
    2018                                             $  1.44                       $ 1.16                               -
    2017                                                1.15                         1.44                               -
    2016                                                1.18                         1.15                               -
    2015                                                1.11                         1.18                         918,299
    2014                                                1.17                         1.11                         831,676
    2013                                                1.02                         1.17                         901,167
    2012                                                0.88                         1.02                         839,937
    2011                                                1.01                         0.88                         814,258
    2010                                                0.88                         1.01                         609,979

THORNBURG INVESTMENT INCOME BUILDER FUND - R3 CLASS
  BAND 125
    2018                                             $  1.68                       $ 1.57                         198,095
    2017                                                1.48                         1.68                         418,043
    2016                                                1.37                         1.48                         407,041
    2015                                                1.48                         1.37                         492,883
    2014                                                1.43                         1.48                         870,670
    2013                                                1.25                         1.43                         417,784
    2012                                                1.14                         1.25                         163,506
    2011                                                1.15                         1.14                         145,521
    2010                                                1.00 (05/27/10)              1.15                          18,602

  BAND 100
    2018                                             $  1.71                       $ 1.60                          36,883
    2017                                                1.51                         1.71                          47,386
    2016                                                1.39                         1.51                          54,242
    2015                                                1.49                         1.39                          63,694
    2014                                                1.45                         1.49                          48,590

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                             $  1.84                       $ 1.75                               -
    2017                                                1.61                         1.84                               -
    2016                                                1.47                         1.61                               -
    2015                                                1.56                         1.47                          27,859
    2014                                                1.50                         1.56                          62,115

THORNBURG INVESTMENT INCOME BUILDER FUND - R5 CLASS
  BAND 125
    2018                                             $  1.74                       $ 1.64                         293,063
    2017                                                1.53                         1.74                         368,672
    2016                                                1.41                         1.53                         705,580
    2015                                                1.51                         1.41                         743,338
    2014                                                1.46                         1.51                         653,384
    2013                                                1.27                         1.46                         192,771
    2012                                                1.15                         1.27                           5,449

THORNBURG LIMITED TERM INCOME FUND - R3 CLASS
  BAND 125
    2018                                             $  1.39                       $ 1.38                       6,060,345
    2017                                                1.37                         1.39                       4,127,674
    2016                                                1.35                         1.37                       3,828,799
    2015                                                1.36                         1.35                       5,900,141
    2014                                                1.33                         1.36                      11,883,438
    2013                                                1.36                         1.33                       7,135,716
    2012                                                1.28                         1.36                       5,362,683
    2011                                                1.23                         1.28                       2,671,637
    2010                                                1.17                         1.23                       2,067,429
    2009                                                1.02                         1.17                       3,430,194

  BAND 100
    2018                                             $  1.43                       $ 1.43                         252,625
    2017                                                1.42                         1.43                         294,478
    2016                                                1.39                         1.42                         425,482
    2015                                                1.40                         1.39                         582,428
    2014                                                1.37                         1.40                         469,944
    2013                                                1.38                         1.37                           1,468
    2012                                                1.30                         1.38                           1,170
    2011                                                1.25                         1.30                             906
    2010                                                1.19                         1.25                             602
    2009                                                1.03                         1.19                             298

  BAND 0
    2018                                             $  1.63                       $ 1.64                       1,863,748
    2017                                                1.60                         1.63                         346,306
    2016                                                1.55                         1.60                         214,050
    2015                                                1.54                         1.55                         824,281
    2014                                                1.49                         1.54                         239,130
    2013                                                1.50                         1.49                         271,393
    2012                                                1.40                         1.50                         512,947
    2011                                                1.33                         1.40                          93,105
    2010                                                1.25                         1.33                         143,412

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG LIMITED TERM INCOME FUND - R5 CLASS
  BAND 125
    2018                                             $ 1.02                       $ 1.02                     17,731,261
    2017                                               1.01                         1.02                     11,248,706
    2016                                               0.99                         1.01                      6,293,258
    2015                                               1.00 (02/03/15)              0.99                     13,484,379

THORNBURG LIMITED TERM INCOME FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.00                       $ 1.00                      3,553,706
    2017                                               1.00 (06/22/17)              1.00                        457,256

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND - R3 CLASS
  BAND 125
    2018                                             $ 1.17                       $ 1.16                        178,297
    2017                                               1.18                         1.17                        180,814
    2016                                               1.18                         1.18                        190,066
    2015                                               1.19                         1.18                        175,832
    2014                                               1.18                         1.19                        192,398
    2013                                               1.22                         1.18                        160,971
    2012                                               1.21                         1.22                        177,746
    2011                                               1.18                         1.21                        193,611
    2010                                               1.16                         1.18                        263,241
    2009                                               1.13                         1.16                        434,400

  BAND 100
    2018                                             $ 1.21                       $ 1.20                          9,330
    2017                                               1.21                         1.21                          9,466
    2016                                               1.21                         1.21                         66,636
    2015                                               1.22                         1.21                          9,730
    2014                                               1.21                         1.22                          3,597

THORNBURG VALUE FUND - R3 CLASS
  BAND 125
    2018                                             $ 2.28                       $ 2.03                        123,345
    2017                                               1.87                         2.28                        145,075
    2016                                               1.78                         1.87                        213,194
    2015                                               1.74                         1.78                        295,032
    2014                                               1.58                         1.74                        567,313
    2013                                               1.15                         1.58                        587,938
    2012                                               1.05                         1.15                        890,652
    2011                                               1.23                         1.05                      1,134,316
    2010                                               1.14                         1.23                      1,749,057
    2009                                               0.79                         1.14                      1,226,796

  BAND 100
    2018                                             $ 2.35                       $ 2.10                         18,470
    2017                                               1.93                         2.35                         20,258
    2016                                               1.83                         1.93                         31,835
    2015                                               1.78                         1.83                         26,824
    2014                                               1.61                         1.78                         21,564

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                             $  2.68                       $ 2.42                               -
    2017                                                2.17                         2.68                               -
    2016                                                2.04                         2.17                               -
    2015                                                1.97                         2.04                          22,162
    2014                                                1.77                         1.97                          19,645
    2013                                                1.27                         1.77                          17,136
    2012                                                1.14                         1.27                          70,956
    2011                                                1.32                         1.14                         149,638
    2010                                                1.21                         1.32                          79.276
    2009                                                0.84                         1.21                          48,498

TIAA-CREF BOND INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $  1.02                       $ 1.01                         629,622
    2017                                                1.00                         1.02                         265,938

TIAA-CREF BOND INDEX FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $  1.13                       $ 1.12                       2,325,953
    2017                                                1.11                         1.13                       4,322,973
    2016                                                1.10                         1.11                       3,444,644
    2015                                                1.11                         1.10                       2,437,282
    2014                                                1.07                         1.11                       2,171,313
    2013                                                1.11                         1.07                       1,253,237
    2012                                                1.08                         1.11                         954,372
    2011                                                1.02                         1.08                          66,044
    2010                                                1.00 (05/27/10)              1.02                             395

  BAND 0
    2018                                             $  1.25                       $ 1.24                          48,963
    2017                                                1.21                         1.25                          36,003
    2016                                                1.18                         1.21                          25,329
    2015                                                1.18                         1.18                          13,292
    2014                                                1.12                         1.18                             295

TIAA-CREF BOND PLUS FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $  1.04                       $ 1.02                         399,759
    2017                                                1.01                         1.04                         548,114
    2016                                                0.98                         1.01                         445,383
    2015                                                1.00 (01/15/15)              0.98                         104,699

TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $  1.33                       $ 1.12                       1,202,774
    2017                                                0.98                         1.33                       1,994,750
    2016                                                0.90                         0.98                       1,705,956
    2015                                                1.07                         0.90                       1,259,668
    2014                                                1.12                         1.07                         578,823
    2013                                                1.00 (06/20/13)              1.12                           1,933

TIAA-CREF GROWTH & INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $  1.22                       $ 1.12                               -
    2017                                                0.99                         1.22                           1,057

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF GROWTH & INCOME FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 2.55                      $  2.34                        464,899
    2017                                               2.09                         2.55                      1,245,190
    2016                                               1.95                         2.09                      1,635,863
    2015                                               1.92                         1.95                      1,838,509
    2014                                               1.75                         1.92                      1,654,521
    2013                                               1.32                         1.75                      2,074,721
    2012                                               1.15                         1.32                      1,022,680
    2011                                               1.14                         1.15                        348,821
    2010                                               1.02                         1.14                         55,216

TIAA-CREF INTERNATIONAL EQUITY INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.23                      $  1.06                      4,102,583
    2017                                               1.00                         1.23                        819,378

  BAND 75
    2018                                             $ 1.24                      $  1.07                        226,411

TIAA-CREF INTERNATIONAL EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.48                      $  1.26                      3,989,477
    2017                                               1.20                         1.48                      5,562,671
    2016                                               1.20                         1.20                      4,946,204
    2015                                               1.23                         1.20                      4,020,995
    2014                                               1.32                         1.23                      2,931,563
    2013                                               1.10                         1.32                      1,472,370
    2012                                               0.94                         1.10                      1,067,233
    2011                                               1.08                         0.94                        258,961
    2010                                               1.02                         1.08                         51,809

  BAND 0
    2018                                             $ 1.64                      $  1.42                         31,480
    2017                                               1.31                         1.64                         26,091
    2016                                               1.30                         1.31                         14,159
    2015                                               1.31                         1.30                          6,292
    2014                                               1.39                         1.31                             80

TIAA-CREF LARGE-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.44                      $  1.42                        559,749
    2017                                               1.09                         1.44                        458,812
    2016                                               1.11                         1.09                        399,063
    2015                                               1.00 (01/15/15)              1.11                         88,431

TIAA-CREF LARGE-CAP GROWTH INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.28                      $  1.24                     13,352,775
    2017                                               1.00                         1.28                      4,426,122

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LARGE-CAP GROWTH INDEX FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 2.77                      $  2.68                      5,414,801
    2017                                               2.16                         2.77                      8,163,085
    2016                                               2.05                         2.16                      7,586,152
    2015                                               1.97                         2.05                      4,967,137
    2014                                               1.77                         1.97                      3,883,466
    2013                                               1.35                         1.77                      3,446,698
    2012                                               1.19                         1.35                      2,867,188
    2011                                               1.17                         1.19                        360,489

TIAA-CREF LARGE-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.27                      $  1.07                        230,852
    2017                                               1.14                         1.27                        236,694
    2016                                               0.98                         1.14                        123,733
    2015                                               1.00 (01/15/15)              0.98                          1,932

TIAA-CREF LARGE-CAP VALUE INDEX FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.12                      $  1.01                      8,281,772
    2017                                               0.99                         1.12                      6,076,523

TIAA-CREF LARGE-CAP VALUE INDEX FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 2.35                      $  2.12                      8,767,896
    2017                                               2.10                         2.35                     10,345,262
    2016                                               1.82                         2.10                      4,298,531
    2015                                               1.92                         1.82                      2,826,342
    2014                                               1.72                         1.92                      2,282,807
    2013                                               1.32                         1.72                      1,878,279
    2012                                               1.14                         1.32                      1,552,247
    2011                                               1.15                         1.14                         94,634
    2010                                               1.01                         1.15                          6,196

TIAA-CREF LIFECYCLE 2030 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (04/26/18)           $  0.92                        382,324

TIAA-CREF LIFECYCLE 2035 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (04/26/18)           $  0.91                        458,559

TIAA-CREF LIFECYCLE 2040 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (04/26/18)           $  0.90                        292,937

TIAA-CREF LIFECYCLE 2045 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (04/26/18)           $  0.89                            358

TIAA-CREF LIFECYCLE 2050 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.00 (04/26/18)           $  0.89                         30,773

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2010 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.09                      $  1.05                      4,501,498
    2017                                               1.00                         1.09                      1,423,831

  BAND 75
    2018                                             $ 1.10                      $  1.06                        420,011

  BAND 0
    2018                                             $ 1.11                      $  1.08                        456,908
    2017                                               1.00                         1.11                        459,902

TIAA-CREF LIFECYCLE INDEX 2010 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.19                      $  1.13                      4,857,704
    2017                                               1.08                         1.19                      8,910,172
    2016                                               1.04                         1.08                      9,926,890
    2015                                               1.06                         1.04                      6,503,068
    2014                                               1.01                         1.06                      4,115,312

  BAND 0
    2018                                             $ 1.25                      $  1.21                        605,281
    2017                                               1.13                         1.25                        558,647
    2016                                               1.07                         1.13                        662,197
    2015                                               1.07                         1.07                         92,313
    2014                                               1.01                         1.07                         20,236

TIAA-CREF LIFECYCLE INDEX 2015 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.10                      $  1.05                     13,615,633
    2017                                               1.00                         1.10                      5,456,536

  BAND 75
    2018                                             $ 1.11                      $  1.07                        399,431

  BAND 0
    2018                                             $ 1.12                      $  1.08                      2,361,275
    2017                                               1.00                         1.12                      2,619,706

TIAA-CREF LIFECYCLE INDEX 2015 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.21                      $  1.15                     11,546,726
    2017                                               1.09                         1.21                     20,284,736
    2016                                               1.04                         1.09                     21,336,125
    2015                                               1.06                         1.04                     15,693,344
    2014                                               1.01                         1.06                      9,793,971

  BAND 0
    2018                                             $ 1.27                      $  1.23                      1,349,988
    2017                                               1.13                         1.27                      1,561,989
    2016                                               1.07                         1.13                      1,690,225
    2015                                               1.07                         1.07                        216,797
    2014                                               1.01                         1.07                         46,822

TIAA-CREF LIFECYCLE INDEX 2020 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.12                      $  1.06                     44,016,497
    2017                                               1.00                         1.12                     16,090,236

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 75
    2018                                             $ 1.12                      $  1.07                      2,261,273

  BAND 0
    2018                                             $ 1.13                      $  1.09                     12,700,014
    2017                                               1.00                         1.13                     14,867,133

TIAA-CREF LIFECYCLE INDEX 2020 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.23                      $  1.17                     33,073,191
    2017                                               1.10                         1.23                     51,802,955
    2016                                               1.05                         1.10                     54,560,898
    2015                                               1.06                         1.05                     39,100,828
    2014                                               1.01                         1.06                     20,341,665

  BAND 0
    2018                                             $ 1.30                      $  1.24                      5,531,006
    2017                                               1.14                         1.30                      6,272,772
    2016                                               1.07                         1.14                      6,192,384
    2015                                               1.08                         1.07                        329,052
    2014                                               1.02                         1.08                         63,257

TIAA-CREF LIFECYCLE INDEX 2025 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.13                      $  1.07                     44,244,016
    2017                                               1.00                         1.13                     14,338,194

  BAND 75
    2018                                             $ 1.14                      $  1.08                      2,947,658

  BAND 0
    2018                                             $ 1.15                      $  1.10                     11,646,238
    2017                                               1.00                         1.15                     11,523,554

TIAA-CREF LIFECYCLE INDEX 2025 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.26                      $  1.19                     46,118,754
    2017                                               1.11                         1.26                     57,702,098
    2016                                               1.05                         1.11                     53,160,383
    2015                                               1.07                         1.05                     31,512,437
    2014                                               1.02                         1.07                     16,444,515

  BAND 0
    2018                                             $ 1.33                      $  1.26                      7,089,241
    2017                                               1.15                         1.33                      6,815,783
    2016                                               1.08                         1.15                      6,658,617
    2015                                               1.08                         1.08                        240,826
    2014                                               1.02                         1.08                         44,003

TIAA-CREF LIFECYCLE INDEX 2030 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.15                      $  1.08                     47,086,306
    2017                                               0.99                         1.15                     14,100,162

  BAND 75
    2018                                             $ 1.16                      $  1.09                      2,171,629

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2018                                             $ 1.16                      $  1.11                     12,235,218
    2017                                               1.00                         1.16                     11,411,839

TIAA-CREF LIFECYCLE INDEX 2030 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.29                      $  1.21                     37,042,254
    2017                                               1.12                         1.29                     52,413,282
    2016                                               1.05                         1.12                     47,649,107
    2015                                               1.07                         1.05                     29,433,683
    2014                                               1.02                         1.07                     16,053,227

  BAND 0
    2018                                             $ 1.36                      $  1.29                      6,461,940
    2017                                               1.16                         1.36                      5,608,971
    2016                                               1.08                         1.16                      4,829,303
    2015                                               1.09                         1.08                        244,744
    2014                                               1.02                         1.09                         35,942

TIAA-CREF LIFECYCLE INDEX 2035 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.17                      $  1.09                     34,517,626
    2017                                               0.99                         1.17                      8,029,058

  BAND 75
    2018                                             $ 1.17                      $  1.10                      2,498,226

  BAND 0
    2018                                             $ 1.18                      $  1.11                      6,148,915
    2017                                               1.00                         1.18                      5,765,793

TIAA-CREF LIFECYCLE INDEX 2035 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.32                      $  1.22                     34,327,450
    2017                                               1.13                         1.32                     44,581,005
    2016                                               1.05                         1.13                     40,189,949
    2015                                               1.08                         1.05                     21,022,037
    2014                                               1.02                         1.08                      9,025,589

  BAND 0
    2018                                             $ 1.39                      $  1.30                      7,036,898
    2017                                               1.17                         1.39                      6,480,819
    2016                                               1.08                         1.17                      5,374,989
    2015                                               1.09                         1.08                        170,385
    2014                                               1.02                         1.09                         28,731

TIAA-CREF LIFECYCLE INDEX 2040 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.18                      $  1.09                     33,800,396
    2017                                               0.99                         1.18                     10,166,945

  BAND 75
    2018                                             $ 1.19                      $  1.10                      1,172,877

  BAND 0
    2018                                             $ 1.20                      $  1.12                      7,561,373
    2017                                               0.99                         1.20                      7,178,202

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2040 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.34                      $  1.24                     29,066,225
    2017                                               1.13                         1.34                     38,310,538
    2016                                               1.05                         1.13                     32,831,272
    2015                                               1.08                         1.05                     19,444,398
    2014                                               1.02                         1.08                      8,245,580

  BAND 0
    2018                                             $ 1.41                      $  1.32                      6,431,351
    2017                                               1.18                         1.41                      5,868,082
    2016                                               1.08                         1.18                      5,019,572
    2015                                               1.09                         1.08                        133,942
    2014                                               1.03                         1.09                         23,628

TIAA-CREF LIFECYCLE INDEX 2045 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.19                      $  1.09                     22,573,963
    2017                                               0.99                         1.19                      6,557,021

  BAND 75
    2018                                             $ 1.20                      $  1.10                        695,914

  BAND 0
    2018                                             $ 1.21                      $  1.12                      4,774,790
    2017                                               0.99                         1.21                      3,965,836

TIAA-CREF LIFECYCLE INDEX 2045 FUND - RETIREMENT CLASS
  BAND 125
    2018                                             $ 1.35                      $  1.24                     22,740,864
    2017                                               1.13                         1.35                     27,305,715
    2016                                               1.05                         1.13                     21,727,626
    2015                                               1.08                         1.05                     11,183,002
    2014                                               1.02                         1.08                      4,758,267

  BAND 0
    2018                                             $ 1.43                      $  1.32                      4,868,954
    2017                                               1.18                         1.43                      4,297,539
    2016                                               1.08                         1.18                      3,543,099
    2015                                               1.09                         1.08                         85,300
    2014                                               1.02                         1.09                         14,306

TIAA-CREF LIFECYCLE INDEX 2050 FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 1.19                      $  1.09                     18,522,783
    2017                                               0.99                         1.19                      5,015,394

  BAND 75
    2018                                             $ 1.20                      $  1.11                        344,470

  BAND 0
    2018                                             $ 1.21                      $  1.12                      6,519,884
    2017                                               0.99                         1.21                      6,001,552

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2050 FUND - RETIREMENT CLASS
  BAND 125
   2018                                             $  1.36                       $ 1.25                      21,121,581
   2017                                                1.14                         1.36                      22,956,330
   2016                                                1.05                         1.14                      16,211,298
   2015                                                1.08                         1.05                       8,692,706
   2014                                                1.02                         1.08                       3,019,431

  BAND 0
   2018                                             $  1.43                       $ 1.33                       3,990,419
   2017                                                1.18                         1.43                       3,196,202
   2016                                                1.08                         1.18                       2,412,374
   2015                                                1.09                         1.08                          69,014
   2014                                                1.03                         1.09                          12,081

TIAA-CREF LIFECYCLE INDEX 2055 FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $  1.19                       $ 1.10                      10,115,332
   2017                                                0.99                         1.19                       2,991,505

  BAND 75
   2018                                             $  1.20                       $ 1.11                         156,067

  BAND 0
   2018                                             $  1.21                       $ 1.12                       2,150,667
   2017                                                0.99                         1.21                       1,632,438

TIAA-CREF LIFECYCLE INDEX 2055 FUND - RETIREMENT CLASS
  BAND 125
   2018                                             $  1.37                       $ 1.25                      10,326,777
   2017                                                1.14                         1.37                      10,517,811
   2016                                                1.05                         1.14                       6,953,045
   2015                                                1.08                         1.05                       2,991,093
   2014                                                1.02                         1.08                         965,288

  BAND 0
   2018                                             $  1.44                       $ 1.33                       3,756,154
   2017                                                1.18                         1.44                       2,715,068
   2016                                                1.08                         1.18                       1,663,303
   2015                                                1.09                         1.08                          47,438
   2014                                                1.02                         1.09                           4,078

TIAA-CREF LIFECYCLE INDEX 2060 FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $  1.20                       $ 1.10                       1,921,037
   2017                                                0.99                         1.20                         303,541

  BAND 75
   2018                                             $  1.20                       $ 1.11                          13,236

  BAND 0
   2018                                             $  1.21                       $ 1.13                         468,306
   2017                                                0.99                         1.21                         416,756

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2060 FUND - RETIREMENT CLASS
  BAND 125
   2018                                             $ 1.30                        $ 1.19                       1,770,718
   2017                                               1.08                          1.30                       1,109,081
   2016                                               1.00 (05/12/16)               1.08                         159,420

  BAND 0
   2018                                             $ 1.33                        $ 1.23                       1,075,225
   2017                                               1.09                          1.33                         451,362
   2016                                               1.00 (05/12/16)               1.09                          81,599

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $ 1.09                        $ 1.05                       3,905,110
   2017                                               1.00                          1.09                       1,109,081

  BAND 75
   2018                                             $ 1.09                        $ 1.06                          48,706

  BAND 0
   2018                                             $ 1.10                        $ 1.07                         794,198
   2017                                               1.00                          1.10                         857,986

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - RETIREMENT CLASS
  BAND 125
   2018                                             $ 1.17                        $ 1.12                       4,430,133
   2017                                               1.08                          1.17                       6,219,504
   2016                                               1.04                          1.08                       5,865,401
   2015                                               1.05                          1.04                       3,194,317
   2014                                               1.01                          1.05                       1,665,953

  BAND 0
   2018                                             $ 1.23                        $ 1.20                       1,311,703
   2017                                               1.12                          1.23                       1,335,655
   2016                                               1.06                          1.12                       1,550,697

TIAA-CREF MID-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2018                                             $ 1.27                        $ 1.15                         475,164
   2017                                               1.02                          1.27                       1,297,323
   2016                                               1.02                          1.02                       1,590,919
   2015                                               1.00 (01/15/15)               1.02                          40,321

TIAA-CREF SOCIAL CHOICE BOND FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $ 1.00                        $ 0.99                         501,146
   2017                                               1.00 (06/22/17)               1.00                          43,048

TIAA-CREF SOCIAL CHOICE BOND FUND - R CLASS
  BAND 125
   2018                                             $ 1.01                        $ 1.00                          34,849
   2017                                               0.98                          1.01                           1,875
   2016                                               1.00 (05/12/16)               0.98                             572

TIAA-CREF SOCIAL CHOICE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                             $ 1.10                        $ 1.02                       2,235,639
   2017                                               1.00 (06/22/17)               1.10                         182,986

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF SOCIAL CHOICE EQUITY FUND - RETIREMENT CLASS
  BAND 125
   2018                                              $ 2.39                       $  2.22                      1,195,655
   2017                                                2.01                          2.39                      1,504,250
   2016                                                1.79                          2.01                      1,610,837
   2015                                                1.87                          1.79                      1,699,853
   2014                                                1.70                          1.87                      1,207,433
   2013                                                1.29                          1.70                        744,293
   2012                                                1.15                          1.29                        506,680
   2011                                                1.16                          1.15                        294,583
   2010                                                1.02                          1.16                        178,008

TIAA-CREF SOCIAL CHOICE INTERNATIONAL EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                              $ 1.09                       $  0.93                         98,501
   2017                                                1.00 (06/22/17)               1.09                          6,550

TIMOTHY PLAN CONSERVATIVE GROWTH FUND - A CLASS
  BAND 125
   2018                                              $ 1.13                       $  1.01                        213,305
   2017                                                1.06                          1.13                        183,115
   2016                                                1.02                          1.06                        179,987
   2015                                                1.07                          1.02                        156,954
   2014                                                1.06                          1.07                        124,607
   2013                                                0.98                          1.06                        108,499
   2012                                                0.93                          0.98                        159,809
   2011                                                0.93                          0.93                        105,756
   2010                                                0.84                          0.93                         89,225
   2009                                                0.70                          0.84                         87,660

TIMOTHY PLAN STRATEGIC GROWTH FUND - A CLASS
  BAND 125
   2018                                              $ 1.08                       $  0.94                        147,245
   2017                                                0.98                          1.08                        153,792
   2016                                                0.95                          0.98                        140,020
   2015                                                1.01                          0.95                        126,142
   2014                                                1.01                          1.01                        113,200
   2013                                                0.87                          1.01                        105,444
   2012                                                0.80                          0.87                        123,342
   2011                                                0.84                          0.80                        108,068
   2010                                                0.75                          0.84                         86,314
   2009                                                0.59                          0.75                        123,458

TOUCHSTONE FLEXIBLE INCOME FUND - A CLASS
  BAND 125
   2018                                              $ 1.15                       $  1.11                         60,951
   2017                                                1.09                          1.15                        178,006
   2016                                                1.07                          1.09                        190,755
   2015                                                1.06                          1.07                        221,888
   2014                                                1.00                          1.06                        238,543
   2013                                                1.01                          1.00                        224,067
   2012                                                1.00 (09/07/12)               1.01                        231,071

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2018                                               $ 1.16                         $  1.13                            4,562
   2017                                                 1.10                            1.16                          110,071
   2016                                                 1.08                            1.10                          112,535
   2015                                                 1.06                            1.08                            6,795
   2014                                                 1.00                            1.06                            5,868

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
   2018                                               $ 1.95                         $  1.77                          179,301
   2017                                                 1.73                            1.95                          142,381
   2016                                                 1.57                            1.73                          280,947
   2015                                                 1.54                            1.57                          326,719
   2014                                                 1.47                            1.54                          292,792
   2013                                                 1.07                            1.47                          337,730
   2012                                                 1.00 (04/12/12)                 1.07                          288,450

  BAND 100
   2018                                               $ 1.97                         $  1.80                          163,774
   2017                                                 1.75                            1.97                          257,127
   2016                                                 1.58                            1.75                          286,719
   2015                                                 1.55                            1.58                          357,744
   2014                                                 1.47                            1.55                          357,083
   2013                                                 1.07                            1.47                              841

TOUCHSTONE FOCUSED FUND - Y CLASS
  BAND 125
   2018                                               $ 1.98                         $  1.81                           73,580
   2017                                                 1.75                            1.98                           67,368
   2016                                                 1.59                            1.75                           68,348
   2015                                                 1.55                            1.59                          398,110

TOUCHSTONE GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2018                                               $ 1.85                         $  1.75                          101,651
   2017                                                 1.47                            1.85                           99,118
   2016                                                 1.47                            1.47                           99,562
   2015                                                 1.53                            1.47                          106,127
   2014                                                 1.38                            1.53                          102,923
   2013                                                 1.01                            1.38                          117,328
   2012                                                 1.00 (09/07/12)                 1.01                          130,402

  BAND 100
   2018                                               $ 1.88                         $  1.78                           40,732
   2017                                                 1.48                            1.88                           44,470
   2016                                                 1.49                            1.48                           48,515
   2015                                                 1.54                            1.49                           58,996
   2014                                                 1.39                            1.54                           40,556

TOUCHSTONE MID CAP GROWTH FUND - INSTITUTIONAL CLASS
  BAND 125
   2018                                               $ 1.02                         $  0.97                              359

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND - A CLASS
  BAND 125
   2018                                             $ 1.70                        $ 1.51                         10,655
   2017                                               1.37                          1.70                         10,934
   2016                                               1.32                          1.37                         13,426
   2015                                               1.34                          1.32                         33,215
   2014                                               1.23                          1.34                         12,811
   2013                                               0.96                          1.23                         12,819
   2012                                               1.00 (09/07/12)               0.96                         12,448

  BAND 100
   2018                                             $ 1.72                        $ 1.54                          7,784
   2017                                               1.38                          1.72                          7,960
   2016                                               1.34                          1.38                          3,423
   2015                                               1.35                          1.34                          2,012
   2014                                               1.23                          1.35                         48,045

TOUCHSTONE VALUE FUND - A CLASS
  BAND 125
   2018                                             $ 1.73                        $ 1.61                         16,525
   2017                                               1.53                          1.73                        495,899
   2016                                               1.37                          1.53                        563,383
   2015                                               1.42                          1.37                        758,382
   2014                                               1.30                          1.42                        820,842
   2013                                               1.00                          1.30                        356,371
   2012                                               1.00 (09/07/12)               1.00                        291,302

  BAND 100
   2018                                             $ 1.75                        $ 1.63                            492
   2017                                               1.55                          1.75                              -
   2016                                               1.39                          1.55                              -
   2015                                               1.43                          1.39                          2,043
   2014                                               1.30                          1.43                         15,028

VANGUARD 500 INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                             $ 1.20                        $ 1.13                     43,376,272
   2017                                               1.00                          1.20                     12,859,566

  BAND 0
   2018                                             $ 1.22                        $ 1.16                      7,915,290
   2017                                               1.00                          1.22                      8,190,433

VANGUARD BALANCED INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                             $ 1.12                        $ 1.07                      4,485,250
   2017                                               1.00                          1.12                        712,960

VANGUARD DEVELOPED MARKETS INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                             $ 1.24                        $ 1.05                      4,584,876
   2017                                               1.00                          1.24                      2,659,013

VANGUARD EMERGING MARKETS STOCK INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                             $ 1.27                        $ 1.07                      1,254,158
   2017                                               0.98                          1.27                        672,668

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD ENERGY FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.01                         $  0.83                          284,094
   2017                                                 0.99                            1.01                          383,747

VANGUARD EQUITY INCOME FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.18                         $  1.10                        9,468,134
   2017                                                 1.00                            1.18                        2,083,837

VANGUARD EXPLORER FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.18                         $  1.14                        2,740,173
   2017                                                 0.97                            1.18                        1,596,055

VANGUARD EXTENDED MARKET INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.14                         $  1.02                        3,404,694
   2017                                                 0.98                            1.14                           59,790

VANGUARD GNMA FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.00                         $  1.00                        1,746,025
   2017                                                 1.00 (07/21/17)                 1.00                          406,643

VANGUARD GROWTH INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.26                         $  1.20                        2,518,797
   2017                                                 0.99                            1.26                        1,424,761

VANGUARD HEALTH CARE FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.20                         $  1.20                          493,117
   2017                                                 1.02                            1.20                          433,106

VANGUARD HIGH-YIELD CORPORATE FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.06                         $  1.02                        1,964,984
   2017                                                 1.01                            1.06                        1,659,104

  BAND 0
   2018                                               $ 1.08                         $  1.05                          871,186
   2017                                                 1.01                            1.08                          684,490

VANGUARD INFLATION-PROTECTED SECURITIES FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.01                         $  0.98                          355,006

VANGUARD INTERMEDIATE-TERM BOND INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.02                         $  1.01                        1,935,494
   2017                                                 1.00                            1.02                          882,070

VANGUARD INTERMEDIATE-TERM INVESTMENT-GRADE FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.03                         $  1.01                          340,067
   2017                                                 1.00                            1.03                          230,691

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD INTERMEDIATE-TERM TREASURY FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.00                         $ 1.00                         1,064,197
   2017                                                 1.00                           1.00                           137,991

VANGUARD INTERMEDIATE-TERM TREASURY INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.00 (05/17/18)              $ 1.03                            74,050

VANGUARD INTERNATIONAL GROWTH FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.00 (06/21/18)              $ 0.82                            10,394

VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.09                         $ 1.05                           334,517
   2017                                                 1.00                           1.09                           150,468

VANGUARD LIFESTRATEGY GROWTH FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.17                         $ 1.08                         1,064,497
   2017                                                 1.00                           1.17                           339,546

VANGUARD LIFESTRATEGY INCOME FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.06                         $ 1.03                             6,111
   2017                                                 1.00                           1.06                             5,896

VANGUARD LIFESTRATEGY MODERATE GROWTH FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.13                         $ 1.06                         3,910,336
   2017                                                 1.00                           1.13                         1,396,024

VANGUARD MATERIALS INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.18                         $ 0.96                             3,681
   2017                                                 0.96                           1.18                             5,790

VANGUARD MID-CAP GROWTH FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.18                         $ 1.13                         6,503,103
   2017                                                 0.98                           1.18                         5,289,853

VANGUARD MID-CAP INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.15                         $ 1.03                        14,522,039
   2017                                                 0.98                           1.15                         6,292,135

  BAND 0
   2018                                               $ 1.17                         $ 1.06                         4,947,717
   2017                                                 0.98                           1.17                         5,386,113

VANGUARD REIT INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.05                         $ 0.97                         1,714,663
   2017                                                 1.01                           1.05                           912,306

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD SELECTED VALUE FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.16                         $ 0.92                         6,142,100
   2017                                                 0.98                           1.16                         1,970,250

  BAND 75
   2018                                               $ 1.16                         $ 0.93                           168,371

VANGUARD SHORT TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.81                         $ 1.81                           521,229
   2017                                                 1.82                           1.81                           646,949
   2016                                                 1.83                           1.82                           721,172
   2015                                                 1.83                           1.83                         1,371,210
   2014                                                 1.84                           1.83                         1,206,193
   2013                                                 1.87                           1.84                         1,455,147
   2012                                                 1.86                           1.87                         1,861,464
   2011                                                 1.84                           1.86                         1,646,475
   2010                                                 1.80                           1.84                         1,118,269
   2009                                                 1.77                           1.80                           978,912

VANGUARD SMALL-CAP GROWTH INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.17                         $ 1.09                         7,759,673
   2017                                                 0.97                           1.17                         5,404,455

VANGUARD SMALL-CAP INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.12                         $ 1.00                        12,801,005
   2017                                                 0.98                           1.12                         4,709,707

  BAND 0
   2018                                               $ 1.14                         $ 1.03                         1,225,182
   2017                                                 0.98                           1.14                         1,239,308

VANGUARD SMALL-CAP VALUE INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.08                         $ 0.94                         2,084,142
   2017                                                 0.98                           1.08                           560,914

VANGUARD TARGET RETIREMENT 2015 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.10                         $ 1.05                         1,262,204
   2017                                                 1.00                           1.10                           514,363

VANGUARD TARGET RETIREMENT 2020 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.12                         $ 1.06                         4,456,050
   2017                                                 1.00                           1.12                         2,002,485

VANGUARD TARGET RETIREMENT 2025 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.14                         $ 1.07                         6,536,052
   2017                                                 1.00                           1.14                         3,503,169

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD TARGET RETIREMENT 2030 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.16                         $ 1.07                         8,090,540
   2017                                                 1.00                           1.16                         2,675,263

VANGUARD TARGET RETIREMENT 2035 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.17                         $ 1.08                         4,386,521
   2017                                                 0.99                           1.17                         2,011,083

VANGUARD TARGET RETIREMENT 2040 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.09                         5,479,772
   2017                                                 0.99                           1.19                         1,634,082

VANGUARD TARGET RETIREMENT 2045 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.08                         3,361,256
   2017                                                 0.99                           1.19                         1,086,929

VANGUARD TARGET RETIREMENT 2050 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.08                         2,553,853
   2017                                                 0.99                           1.19                           875,359

VANGUARD TARGET RETIREMENT 2055 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.08                         1,693,385
   2017                                                 0.99                           1.19                         1,028,951

VANGUARD TARGET RETIREMENT 2060 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.19                         $ 1.08                           255,158
   2017                                                 0.99                           1.19                            72,958

VANGUARD TARGET RETIREMENT 2065 FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.00 (03/15/18)              $ 0.89                               401

VANGUARD TARGET RETIREMENT INCOME FUND - INVESTOR CLASS
  BAND 125
   2018                                               $ 1.07                         $ 1.04                         1,566,844
   2017                                                 1.00                           1.07                         1,207,268

VANGUARD TOTAL BOND MARKET INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.02                         $ 1.01                         6,397,233
   2017                                                 1.00                           1.02                         4,568,923

  BAND 0
   2018                                               $ 1.04                         $ 1.04                           965,137
   2017                                                 1.00                           1.04                           879,266

VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                               $ 1.02                         $ 1.03                            99,619
   2017                                                 1.01                           1.02                            12,543

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                              $ 1.25                       $  1.06                      5,506,280
   2017                                                0.99                          1.25                      1,224,928

  BAND 0
   2018                                              $ 1.27                       $  1.08                        310,343
   2017                                                0.99                          1.27                        167,150

VANGUARD TOTAL STOCK MARKET INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                              $ 1.19                       $  1.11                      2,536,354
   2017                                                0.99                          1.19                      1,063,135

  BAND 75
   2018                                              $ 1.20                       $  1.13                      1,630,638

VANGUARD U.S GROWTH FUND - ADMIRAL CLASS
  BAND 125
   2018                                              $ 1.29                       $  1.28                        603,290
   2017                                                0.99                          1.29                         24,274

VANGUARD VALUE INDEX FUND - ADMIRAL CLASS
  BAND 125
   2018                                              $ 1.15                       $  1.08                      1,481,742
   2017                                                1.00                          1.15                          3,469

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
  BAND 125
   2018                                              $ 2.70                       $  2.47                     18,347,579
   2017                                                2.21                          2.70                     18,574,504
   2016                                                1.95                          2.21                     21,269,036
   2015                                                2.03                          1.95                     21,300,346
   2014                                                1.99                          2.03                     21,190,812
   2013                                                1.37                          1.99                     21,045,628
   2012                                                1.21                          1.37                     17,826,702
   2011                                                1.21                          1.21                     16,391,562
   2010                                                1.00 (05/27/10)               1.21                         15,516

  BAND 0
   2018                                              $ 2.97                       $  2.75                        588,729
   2017                                                2.40                          2.97                        423,897
   2016                                                2.09                          2.40                        280,558
   2015                                                2.15                          2.09                         15,949
   2014                                                2.08                          2.15                            367

VANGUARD WELLESLEY INCOME FUND - ADMIRAL CLASS
  BAND 125
   2018                                              $ 1.04                       $  1.00                         67,720
   2017                                                1.00 (07/21/17)               1.04                         47,622

VANGUARD WELLINGTON FUND - ADMIRAL CLASS
  BAND 125
   2018                                              $ 1.07                       $  1.02                      1,626,302
   2017                                                1.00 (06/22/17)               1.07                      1,567,137

                                                                             ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VICTORY RS SMALL CAP GROWTH FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.00 (02/22/18)           $  0.86                         20,859

VICTORY SYCAMORE ESTABLISHED VALUE FUND - A CLASS
  BAND 125
    2018                                             $ 2.11                      $  1.87                      3,394,223
    2017                                               1.85                         2.11                      3,607,733
    2016                                               1.55                         1.85                      2,099,007
    2015                                               1.56                         1.55                        299,995
    2014                                               1.41                         1.56                         18,251
    2013                                               1.06                         1.41                             55

  BAND 0
    2018                                             $ 2.26                      $  2.03                          5,564
    2017                                               1.96                         2.26                          4,607
    2016                                               1.62                         1.96                          3,440
    2015                                               1.61                         1.62                          2,209
    2014                                               1.44                         1.61                          1,120

VICTORY SYCAMORE ESTABLISHED VALUE FUND - R CLASS
  BAND 125
    2018                                             $ 2.09                      $  1.85                        495,920
    2017                                               1.83                         2.09                        821,161
    2016                                               1.54                         1.83                        635,151
    2015                                               1.55                         1.54                        409,165
    2014                                               1.41                         1.55                        619,969
    2013                                               1.06                         1.41                        477,314
    2012                                               1.00 (05/24/12)              1.06                        138,388

  BAND 0
    2018                                             $ 2.24                      $  2.01                          7,210
    2017                                               1.94                         2.24                         13,130
    2016                                               1.61                         1.94                              -
    2015                                               1.60                         1.61                        104,928
    2014                                               1.44                         1.60                        119,034
    2013                                               1.07                         1.44                        103,596

VICTORY SYCAMORE ESTABLISHED VALUE FUND - R6 CLASS
  BAND 125
    2018                                             $ 1.13                      $  1.00                      1,522,700
    2017                                               0.98                         1.13                        934,906

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND - A CLASS
  BAND 125
    2018                                             $ 2.08                      $  1.87                      3,008,596
    2017                                               1.89                         2.08                      3,900,138
    2016                                               1.47                         1.89                      2,902,517
    2015                                               1.50                         1.47                        613,420
    2014                                               1.43                         1.50                        119,760
    2013                                               1.09                         1.43                        104,535

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND - R CLASS
  BAND 125
    2018                                          $ 2.05                       $  1.85                        302,717
    2017                                            1.87                          2.05                        546,945
    2016                                            1.46                          1.87                        652,235
    2015                                            1.49                          1.46                        222,297
    2014                                            1.42                          1.49                         81,482
    2013                                            1.09                          1.42                         74,754

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.08                       $  0.98                          1,762

VICTORY TRIVALENT INTERNATIONAL SMALL-CAP FUND - A CLASS
  BAND 125
    2018                                          $ 1.15                       $  0.90                        213,618

VICTORY TRIVALENT INTERNATIONAL SMALL-CAP FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.15                       $  0.90                            296

VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND - A CLASS
  BAND 125
    2018                                          $ 2.14                       $  1.89                        839,203
    2017                                            1.87                          2.14                      1,958,012

  BAND 0
    2018                                          $ 2.34                       $  2.09                        109,343
    2017                                            2.02                          2.34                        160,174

VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $ 2.18                       $  1.93                      4,470,020
    2017                                            1.90                          2.18                      6,149,559

VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.15                       $  1.02                        721,465
    2017                                            1.00                          1.15                        614,601

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND - A CLASS
  BAND 125
    2018                                          $ 2.08                       $  1.88                         89,726
    2017                                            1.89                          2.08                         87,578

  BAND 0
    2018                                          $ 2.27                       $  2.09                              -
    2017                                            2.04                          2.27                              -

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                          $ 2.12                       $  1.93                        436,471
    2017                                            1.92                          2.12                        502,757

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND - R6 CLASS
  BAND 125
    2018                                          $ 1.09                       $  1.00                        138,568
    2017                                            0.99                          1.09                          1,672

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND - A CLASS
  BAND 125
    2018                                             $ 2.03                      $  1.75                        224,414
    2017                                               1.87                         2.03                        337,473

VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2018                                             $ 2.07                      $  1.79                          1,520
    2017                                               1.90                         2.07                          2,508

VIRTUS SEIX HIGH INCOME FUND - A CLASS
  BAND 125
    2018                                             $ 1.40                      $  1.33                         35,855
    2017                                               1.32                         1.40                        221,037

VIRTUS SEIX HIGH INCOME FUND - R CLASS
  BAND 125
    2018                                             $ 1.38                      $  1.31                         66,639
    2017                                               1.30                         1.38                        183,115

VIRTUS SEIX TOTAL RETURN BOND FUND - A CLASS
  BAND 125
    2018                                             $ 1.12                      $  1.10                         45,710
    2017                                               1.11                         1.12                         49,470

VIRTUS SEIX TOTAL RETURN BOND FUND - R CLASS
  BAND 125
    2018                                             $ 1.10                      $  1.07                         22,473
    2017                                               1.09                         1.10                         19,477

WESTERN ASSET CORE PLUS BOND FUND - FI CLASS
  BAND 125
    2018                                             $ 1.12                      $  1.08                      1,751,570
    2017                                               1.06                         1.12                      2,388,350
    2016                                               1.03                         1.06                        906,259
    2015                                               1.03                         1.03                        782,781
    2014                                               0.97                         1.03                        202,804

WESTERN ASSET CORE PLUS BOND FUND - IS CLASS
  BAND 125
    2018                                             $ 1.01                      $  0.99                      1,104,146
    2017                                               1.00 (06/22/17)              1.01                          9,507

WESTERN ASSET CORE PLUS BOND FUND - R CLASS
  BAND 125
    2018                                             $ 1.10                      $  1.06                        109,393
    2017                                               1.05                         1.10                        119,114
    2016                                               1.02                         1.05                        111,578
    2015                                               1.02                         1.02                        153,274
    2014                                               0.97                         1.02                            526
    2013                                               1.00                         0.97                            208

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is OneAmerican Square, Indianapolis, Indiana 46206-0368.


VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors U.S. LLC - New York; American Beacon Advisors Inc.; American Century Investment Management, Inc.; AMG Funds LLC; Amundi Pioneer Asset Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; ArrowMark Colorado Holdings, LLC (ArrowMark Partners); Baillie Gifford Overseas Limited; BAMCO Inc.; Barrow Hanley Mewhinney & Strauss LLC; BlackRock Advisors LLC; BlackRock Institutional Trust Company NA; BMO Asset Management Corp.; Calvert Research and Management; Capital Research and Management Company; ClearBridge Investments, LLC; Cohen & Steers Capital Management, Inc.; Columbia Mgmt Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Crossmark Global Investments, Inc.; Delaware Management Company; Dimensional Fund Advisors LP; Donald Smith & Co Inc; Dreyfus Corporation; DWS Investment Management Americas Inc.; Federated Equity Mgmt Co. Of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCo, LLC; First Eagle Investment Management, LLC; FMR Co., Inc. (FMRC); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Templeton Institutional, LLC; Fred Alger Management Inc.; Frost Investment Advisors, LLC; Goldman Sachs Asset Management, L.P.; Guidestone Capital Management; Harris Associates L.P.; Hartford Funds Management Company, LLC; Henssler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; J.P. Morgan Investment Management, Inc.; Jackson Square Partners, LLC; Janus Capital Management LLC; Jennison Associates LLC; John Hancock Advisers, LLC; Knights of Columbus Asset Advisors LLC; Lawing Financial Associates Inc.; Legg Mason Partners Fund Advisor, LLC; Loomis Sayles & Company LP; Lord, Abbett & Co LLC; Manning & Napier Advisors, LLC; Massachusetts Financial Services Company;

Neuberger Berman Investment Advisers LLC; New York Life Investment Management LLC; Northern Trust Investments Inc.; Nuveen Fund Advisors, LLC; Oak Ridge Investments, LLC; OFI Global Asset Management, Inc.; Pacific Investment Management Co LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisers LLC; PGIM Investments LLC; PNC Capital Advisors LLC; Principal Global Investors, LLC; Putnam Investment Management, LLC; Pzena Investment Management LLC (US); Russell Investment Management, LLC; Schroder Investment Mgnt NA Inc.; Schwartz Investment Counsel Inc.; SSGA Funds Management Inc.; Stephens Inv Mgmt Group, LLC; T. Rowe Price Associates, Inc.; Teachers Advisors LLC; Templeton Global Advisors Limited; Thornburg Investment Management Inc.; Timothy Partners Ltd.; Touchstone Advisors Inc.; Vanguard Group Inc.; Victory Capital Management Inc.; Virtus Fund Advisers, LLC; Virtus Investment Advisers, Inc.; Wellington Management Company LLP; Wells Fargo Funds Management LLC; William Blair Investment Management, LLC; under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund              R                 U.S. Equity Fund                     AllianceBernstein LP

AB Discovery Growth Fund                R                 U.S. Equity Fund                     AllianceBernstein LP

AB Discovery Growth Fund                Z                 U.S. Equity Fund                     AllianceBernstein LP

AB Discovery Value Fund                 R                 U.S. Equity Fund                     AllianceBernstein LP

AB Discovery Value Fund                 Z                 U.S. Equity Fund                     AllianceBernstein LP

AB Global Bond Fund                     Z                 Taxable Bond Fund                    AllianceBernstein L.P.

AB High Income Fund                     Advisor           Taxable Bond Fund                    AllianceBernstein LP

AB High Income Fund                     R                 Taxable Bond Fund                    AllianceBernstein LP

AB International Value Fund             R                 International Equity Fund            AllianceBernstein LP

AB Large Cap Growth Fund                Z                 U.S. Equity Fund                     AllianceBernstein L.P.

AB Small Cap Growth Portfolio           R                 U.S. Equity Fund                     AllianceBernstein LP

AB Small Cap Growth Portfolio           Z                 U.S. Equity Fund                     AllianceBernstein LP

AB Sustainable International            R                 International Equity Fund            AllianceBernstein LP
Thematic Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AB Value Fund                           R                 U.S. Equity Fund                     AllianceBernstein LP

Alger Balanced Portfolio                I-2               Allocation Fund                      Fred Alger Management, Inc.

Alger Capital Appreciation Fund         Z                 U.S. Equity Fund                     Fred Alger Management, Inc.

Alger Capital Appreciation              I                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation              R                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation              Y                 U.S. Equity Fund                     Fred Alger Management Inc.
Institutional Fund

Alger Capital Appreciation Portfolio    I-2               U.S. Equity Fund                     Fred Alger Management, Inc.

Alger Large Cap Growth Portfolio        I-2               U.S. Equity Fund                     Fred Alger Management, Inc.

Alger Small Cap Focus Fund              Y                 U.S. Equity Fund                     Fred Alger Management Inc.

Alger Small Cap Focus Fund              Z                 U.S. Equity Fund                     Fred Alger Management Inc.

Alger Small Cap Growth                  I                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

Alger Small Cap Growth                  R                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

AllianzGI Multi-Asset Income Fund       A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Multi-Asset Income Fund       Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Multi-Asset Income Fund       R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Dividend Value Fund       Administrative    U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Dividend Value Fund       R                 U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Administrative    U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        R                 U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      Administrative    U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      R                 U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      R6                U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2025 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          R6                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Structured Return Fund(2)     R6                Alternative                          Allianz Global Investors Fund
                                                                                               Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Funds added effective April 25, 2019

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Beacon International           Investor          International Equity Fund            American Beacon Advisors, Inc.
Equity Fund

American Beacon International           R6                International Equity Fund            American Beacon Advisors, Inc.
Equity Fund

American Beacon Small Cap Value         Investor          U.S. Equity Fund                     American Beacon Advisors, Inc.
Fund

American Beacon Small Cap Value         R6                U.S. Equity Fund                     American Beacon Advisors, Inc.
Fund

American Century Disciplined            A*                U.S. Equity Fund                     American Century Investment
Growth Fund                                                                                    Management, Inc.

American Century Disciplined            Investor          U.S. Equity Fund                     American Century Investment
Growth Fund                                                                                    Management, Inc.

American Century Diversified Bond       A*                Taxable Bond Fund                    American Century Investment
Fund                                                                                           Management, Inc.

American Century Diversified Bond       Investor          Taxable Bond Fund                    American Century Investment
Fund                                                                                           Management, Inc.

American Century Emerging               A*                International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Emerging               Investor          International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Emerging               R6                International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Equity Growth          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Growth          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Ginnie Mae             A*                Taxable Bond Fund                    American Century Investment
                                                                                               Management, Inc.

American Century Growth Fund            A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Growth Fund            R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century Income &               Investor          U.S. Equity Fund                     American Century Investment
Growth                                                                                         Management, Inc.

American Century Inflation-             A*                Taxable Bond Fund                    American Century Investment
Adjusted Bond                                                                                  Management, Inc.

American Century Inflation-             R6                Taxable Bond Fund                    American Century Investment
Adjusted Bond Fund                                                                             Management, Inc.

American Century International          A*                Taxable Bond Fund                    American Century Investment
Bond                                                                                           Management, Inc.

American Century International          Investor          Taxable Bond Fund                    American Century Investment
Bond                                                                                           Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Core Equity Fund                                                                               Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Core Equity Fund                                                                               Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Growth                                                                                         Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Growth                                                                                         Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Opportunities Fund Investor Class(3)                                                           Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Opportunities Fund(3)                                                                          Management, Inc.

American Century Large Company          A*                U.S. Equity Fund                     American Century Investment
Value                                                                                          Management, Inc.

American Century Mid Cap Value          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Mid Cap Value          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Mid Cap Value          R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century One Choice 2020        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2020        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2020        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

(3) On March 22, 2019 the International Discovery Fund merged into the International Opportunities Fund.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2030        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice In          A*                Allocation Fund                      American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century One Choice In          Investor          Allocation Fund                      American Century Investment
Retirement Portfolio                                                                           Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century One Choice In          R6                International Equity Fund            American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century Real Estate Fund       A*                Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Real Estate Fund       Investor          Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Real Estate Fund       R6                Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Select                 A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Select                 Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Small Cap              A*                U.S. Equity Fund                     American Century Investment
Growth                                                                                         Management, Inc.

American Century Small Cap Value        A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Cap Value        Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Cap Value        R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Company          A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Ultra Fund             A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Ultra Fund             Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund             R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Value                  A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Value                  Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century VP Capital             I                 U.S. Equity Fund                     American Century Investment
Appreciation Fund                                                                              Management, Inc.

American Funds 2010 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2010 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2010 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
American Funds 2040 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds AMCAP Fund               R3                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R4                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R6                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds American                 R3                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American                 R4                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American                 R6                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American High            R3                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
American Funds American High            R4                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

American Funds American High-           R6                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

American Funds American Mutual          R4                U.S. Equity Fund                     Capital Research and
Fund                                                                                           Management Company

American Funds American Mutual          R6                U.S. Equity Fund                     Capital Research and
Fund                                                                                           Management Company

American Funds Capital Income           R4                Allocation Fund                      Capital Research and
Builder                                                                                        Management Company

American Funds Capital Income           R6                Allocation Fund                      Capital Research and
Builder                                                                                        Management Company

American Funds Capital World            R6                International Equity Fund            Capital Research and
Bond Fund                                                                                      Management Company

American Funds Capital World            R3                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds Capital World            R4                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds Capital World            R6                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds EuroPacific Growth       R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R5                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds Fundamental              R3                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R4                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R6                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Global Balanced          R6                Allocation Fund                      Capital Research and
Fund                                                                                           Management Company

American Funds Inflation Linked         R6                Taxable Bond Fund                    Capital Research and
Bond Fund                                                                                      Management Company

American Funds Intermediate Bond        R3                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

American Funds Intermediate Bond        R4                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

American Funds Intermediate Bond        R6                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
American Funds International            R6                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds Investment               R6                U.S. Equity Fund                     Capital Research and
Company of America                                                                             Management Company

American Funds New Perspective          R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New World Fund           R3                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds New World Fund           R4                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds New World Fund           R6                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds SMALLCAP World           R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds SMALLCAP World           R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds SMALLCAP World           R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds The Bond Fund of         R6                Taxable Bond Fund                    Capital Research and
America                                                                                        Management Company

American Funds The Growth Fund          R3                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company

American Funds The Growth Fund          R4                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company

American Funds The Growth Fund          R6                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company

American Funds The Income Fund          R4                Allocation Fund                      Capital Research and
of America                                                                                     Management Company

American Funds The Income Fund          R6                Allocation Fund                      Capital Research and
of America                                                                                     Management Company

American Funds The New Economy          R6                U.S. Equity Fund                     Capital Research and
Fund                                                                                           Management Company

American Funds U.S. Government          R6                Taxable Bond Fund                    Capital Research and
Securities Fund                                                                                Management Company

American Funds Washington               R3                U.S. Equity Fund                     Capital Research and
Mutual Investors Fund                                                                          Management Company

American Funds Washington               R4                U.S. Equity Fund                     Capital Research and
Mutual Investors Fund                                                                          Management Company

American Funds Washington               R6                U.S. Equity Fund                     Capital Research and
Mutual Investors Fund                                                                          Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AMG Managers Cadence Mid Cap            Investor          U.S. Equity Fund                     AMG Funds LLC
Fund

AMG Managers Cadence Mid Cap            N                 U.S. Equity Fund                     AMG Funds LLC
Fund

AMG Managers Cadence Mid Cap            Z                 U.S. Equity Fund                     AMG Funds LLC
Fund

AMG Renaissance Large Cap               N                 U.S. Equity Fund                     AMG Funds LLC
Growth Fund

AQR Emerging Multi-Style Fund           N                 International Equity Fund            AQR Capital Management, LLC

AQR International Multi-Style Fund      N                 International Equity Fund            AQR Capital Management, LLC

AQR Large Cap Multi-Style Fund          N                 U.S. Equity Fund                     AQR Capital Management, LLC

AQR Small Cap Multi-Style Fund          N                 U.S. Equity Fund                     AQR Capital Management, LLC

Ariel Appreciation Fund                 Investor          U.S. Equity Fund                     Ariel Investments, LLC

Ariel Fund                              Investor          U.S. Equity Fund                     Ariel Investments, LLC

Ariel International Fund                Investor          International Equity Fund            Ariel Investments, LLC

Ave Maria Growth Fund                   No Load           U.S. Equity Fund                     Schwartz Investment Counsel
                                                                                               Inc.

Ave Maria Rising Dividend Fund          No Load           U.S. Equity Fund                     Schwartz Investment Counsel
                                                                                               Inc.

Ave Maria Value Fund                    No Load           U.S. Equity Fund                     Schwartz Investment Counsel
                                                                                               Inc.

Ave Maria World Equity Fund             No Load           International Equity Fund            Schwartz Investment Counsel
                                                                                               Inc.

Baron Emerging Markets Fund(4)          R6                International Equity Fund            BAMCO Inc.

BlackRock Advisor Small Cap Growth      Institutional     U.S. Equity Fund                     BlackRock Advisors LLC
Equity Portfolio

BlackRock Equity Dividend Fund          Institutional     U.S. Equity Fund                     BlackRock Advisors LLC

BlackRock Equity Dividend Fund          K                 U.S. Equity Fund                     BlackRock Advisors LLC

BlackRock Global Allocation Fund        Institutional     Allocation Fund                      BlackRock Advisors LLC

BlackRock Global Allocation Fund        K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock Global Allocation Fund        R                 Allocation Fund                      BlackRock Advisors LLC

BlackRock Global Dividend Portfolio     K                 International Equity Fund            BlackRock Advisors LLC

BlackRock GNMA Portfolio                Service           Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Health Sciences               Institutional     Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Health Sciences               K                 Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Health Sciences               R                 Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock High Yield Bond Portfolio     K                 Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock High Yield Bond Portfolio     R                 Taxable Bond Fund                    BlackRock Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Fund added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield Bond Portfolio     Service           Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Inflation Protected Bond      K                 Taxable Bond Fund                    BlackRock Advisors LLC
Fund

BlackRock LifePath Index 2020 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2025 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2030 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2035 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2040 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2045 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2050 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2055 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2060 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index                K                 Allocation Fund                      BlackRock Advisors LLC
Retirement Fund

BlackRock Mid-Cap Growth Equity         Institutional     U.S. Equity Fund                     BlackRock Advisors LLC
Portfolio Fund

BlackRock Mid-Cap Growth Equity         K                 U.S. Equity Fund                     BlackRock Advisors LLC
Portfolio Fund

BlackRock Mid-Cap Growth Equity         R                 U.S. Equity Fund                     BlackRock Advisors LLC
Portfolio Fund

BlackRock Multi-Asset Income Fund       A*                Allocation Fund                      BlackRock Advisors LLC

BlackRock Multi-Asset Income Fund       K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock Strategic Income              A*                Taxable Bond Fund                    BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Strategic Income              K                 Taxable Bond Fund                    BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Total Return Fund             A*                Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Total Return Fund             R                 Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Total Return Fund             K                 Taxable Bond Fund                    BlackRock Advisors LLC

BMO Aggressive Allocation Fund          R3                Allocation Fund                      BMO Asset Management Corp.

BMO Aggressive Allocation Fund          R6                Allocation Fund                      BMO Asset Management Corp.

BMO Aggressive Allocation Fund          Y                 Allocation Fund                      BMO Asset Management Corp.

BMO Balanced Allocation Fund            R3                Allocation Fund                      BMO Asset Management Corp.

BMO Balanced Allocation Fund            R6                Allocation Fund                      BMO Asset Management Corp.

BMO Balanced Allocation Fund            Y                 Allocation Fund                      BMO Asset Management Corp.

BMO Conservative Allocation Fund        R3                Allocation Fund                      BMO Asset Management Corp.

BMO Conservative Allocation Fund        R6                Allocation Fund                      BMO Asset Management Corp.

BMO Conservative Allocation Fund        Y                 Allocation Fund                      BMO Asset Management Corp.

BMO Growth Allocation Fund              R3                Allocation Fund                      BMO Asset Management Corp.

BMO Growth Allocation Fund              R6                Allocation Fund                      BMO Asset Management Corp.

BMO Growth Allocation Fund              Y                 Allocation Fund                      BMO Asset Management Corp.

(1) Please refer to the Fund prospectus for a description of the class designation.
*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
BMO Large-Cap Growth Fund               R6                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Large-Cap Growth Fund               Y                 U.S. Equity Fund                     BMO Asset Management Corp.

BMO Mid-Cap Growth Fund                 A*                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Mid-Cap Value Fund                  A*                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Mid-Cap Value Fund                  R3                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Mid-Cap Value Fund                  R6                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Moderate Allocation Fund            R3                Allocation Fund                      BMO Asset Management Corp.

BMO Moderate Allocation Fund            R6                Allocation Fund                      BMO Asset Management Corp.

BMO Moderate Allocation Fund            Y                 Allocation Fund                      BMO Asset Management Corp.

BMO Small-Cap Growth Fund               A*                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Small-Cap Value Fund                A*                U.S. Equity Fund                     BMO Asset Management Corp.

BMO Small-Cap Value Fund                R6                U.S. Equity Fund                     BMO Asset Management Corp.

BMO TCH Core Plus Bond Fund             I                 Taxable Bond Fund                    BMO Asset Management Corp.

BMO TCH Core Plus Bond Fund(5)          Y                 Taxable Bond Fund                    BMO Asset Management Corp.

BMO TCH Core Plus Bond Fund             Y                 U.S. Equity Fund                     BMO Asset Management Corp.

BrandywineGLOBAL - Global               IS                Taxable Bond Fund                    Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Brandywine Global Opportunities         FI                Taxable Bond Fund                    Legg Mason Partners Fund
Bond Fund(6)                                                                                   Advisor, LLC

Brandywine Global Opportunities         R                 Taxable Bond Fund                    Legg Mason Partners Fund
Bond Fund(6)                                                                                   Advisor, LLC

Calvert Equity Fund                     A*                U.S. Equity Fund                     Calvert Research and
                                                                                               Management

Calvert Equity Fund                     A*                U.S. Equity Fund                     Calvert Research and
                                                                                               Management

Calvert Income Fund                     A*                Taxable Bond Fund                    Calvert Research and
                                                                                               Management

Calvert Small Cap Fund                  A*                U.S. Equity Fund                     Calvert Research and
                                                                                               Management

Calvert US Large Cap Core               R6                U.S. Equity Fund                     Calvert Research and
Responsible Index Fund                                                                         Management

Calvert VP SRI Mid Cap Growth           No Load           U.S. Equity Fund                     Calvert Research and
Portfolio                                                                                      Management

Catholic Investors Core Bond            Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Fund(7)                                                                                        Advisors LLC

Catholic Investors International        Institutional     International Equity Fund            Knights of Columbus Asset
Equity Fund(7)                                                                                 Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

(5) Funds added effective February 22, 2018.

(6) Effective April 27, 2018 fund names changed.

(7) Effective June 22, 2018 fund names changed.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
Catholic Investors Large Cap            Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Growth Fund                                                                                    Advisors LLC

Catholic Investors Large Cap Value      Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Fund                                                                                           Advisors LLC

Catholic Investors Small Cap Equity     Institutional     U.S. Equity Fund                     Knights of Columbus Asset
Fund                                                                                           Advisors LLC

ClearBridge Aggressive Growth           FI                U.S. Equity Fund                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Aggressive Growth           R                 U.S. Equity Fund                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Appreciation Fund           FI                U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Appreciation Fund           IS                U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Appreciation Fund           R                 U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge International Value         A*                International Equity Fund            Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge International Value         IS                International Equity Fund            Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Large Cap Growth Fund       A*                U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Large Cap Growth Fund       IS                U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Large Cap Growth Fund       R                 U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

Cohen & Steers Real Estate              Z                 Sector Equity Fund                   Cohen & Steers Capital
Securities Fund, Inc.(4)                                                                       Management, Inc.

Cohen & Steers Realty Shares Fund(4)    No Load           Sector Equity Fund                   Cohen & Steers Capital
                                                                                               Management, Inc.

Columbia Acorn International Fund       A*                International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Advisor           International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Institutional     International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Institutional 3   International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Contrarian Core Fund           A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Contrarian Core Fund           Advisor           U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Dividend Income Fund           A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Columbia Dividend Income Fund           Advisor           U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Emerging Markets Bond          A*                Taxable Bond Fund                    Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Emerging Markets Bond          Institutional     Taxable Bond Fund                    Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Emerging Markets Bond          Institutional 3   Taxable Bond Fund                    Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Mid Cap Index Fund             A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Overseas Value Fund            Advisor           U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Overseas Value Fund            Institutional     U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Overseas Value Fund            Institutional 3   U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Select Global Growth           A*                International Equity Fund            Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Global Growth           Advisor           International Equity Fund            Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Large-Cap Value         A*                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Large-Cap Value         Advisor           U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Mid-Cap Value           A*                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Mid Cap Value           Advisor           U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Small-Cap Value         A*                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Small-Cap Value         Advisor           U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Small-Cap Value         Institutional     U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Seligman                       A*                Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund

Columbia Seligman                       Advisor           Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund

Columbia Seligman                       Institutional     Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman                       Institutional 3   Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund

Columbia Small Cap Index Fund           A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Quality Income Fund            A*                Taxable Bond Fund                    Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Quality Income Fund            Advisor           Taxable Bond Fund                    Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Quality Income Fund            Institutional 3   Taxable Bond Fund                    Columbia Management
                                                                                               Investment Advisers, LLC

CRM Mid Cap Value                       Investor          U.S. Equity Fund                     Cramer Rosenthal McGlynn, LLC

CRM Small Cap Value                     Investor          U.S. Equity Fund                     Cramer Rosenthal McGlynn, LLC

Crossmark Steward Global Equity         A*                International Equity Fund            Crossmark Global Investments,
Income Fund                                                                                    Inc.

Crossmark Steward Large Cap             A*                U.S. Equity Fund                     Crossmark Global Investments,
Enhanced Index Fund                                                                            Inc.

Crossmark Steward Small-Mid Cap         A*                U.S. Equity Fund                     Crossmark Global Investments,
Enhanced Index Fund                                                                            Inc.

Delaware Small Cap Core Fund            R6                U.S. Equity Fund                     Delaware Management Company

Delaware Small Cap Value Fund           R6                U.S. Equity Fund                     Delaware Management Company

DFA Commodity Strategy Portfolio        Institutional     Commodities                          Dimensional Fund Advisors LP

DFA Emerging Markets Core Equity        Institutional     International Equity Fund            Dimensional Fund Advisors LP
Portfolio

DFA Emerging Markets Portfolio          Institutional     International Equity Fund            Dimensional Fund Advisors LP

DFA Emerging Markets                    Institutional     International Equity Fund            Dimensional Fund Advisors LP
Sustainability Core 1 Portfolio

DFA Emerging Markets Value              R2                International Equity Fund            Dimensional Fund Advisors LP

DFA Five-Year Global Fixed Income       Institutional     Taxable Bond Fund                    Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 25/75             Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 25/75             R2                Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 60/40             Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 60/40             R2                Allocation Fund                      Dimensional Fund Advisors LP
Portfolio

DFA Global Equity Portfolio             Institutional     International Equity Fund            Dimensional Fund Advisors LP

DFA Global Equity Portfolio             R2                International Equity Fund            Dimensional Fund Advisors LP

DFA Global Real Estate Securities       Institutional     Sector Equity Fund                   Dimensional Fund Advisors LP
Portfolio

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
DFA Inflation-Protected Securities      Institutional     Taxable Bond Fund                    Dimensional Fund Advisors LP
Portfolio

DFA International Core Equity           Institutional     International Equity Fund            Dimensional Fund Advisors LP
Portfolio

DFA International Small Company         Institutional     International Equity Fund            Dimensional Fund Advisors LP
Portfolio

DFA International Sustainability        Institutional     International Equity Fund            Dimensional Fund Advisors LP
Core 1 Portfolio

DFA International Value Portfolio       R2                International Equity Fund            Dimensional Fund Advisors LP

DFA Investment Grade Portfolio          Institutional     Taxable Bond Fund                    Dimensional Fund Advisors LP

DFA Real Estate Securities Portfolio    Institutional     Sector Equity Fund                   Dimensional Fund Advisors LP

DFA U.S. Large Cap Growth Portfolio     Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Large Cap Value Portfolio      Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Large Company Portfolio        Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Small Cap Growth Portfolio     Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Small Cap Portfolio            Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Sustainability Core 1          Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP
Portfolio

DFA U.S. Targeted Value Portfolio       Institutional     U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Targeted Value Portfolio       R2                U.S. Equity Fund                     Dimensional Fund Advisors LP

DFA World Ex U.S. Government            Institutional     Taxable Bond                         Dimensional Fund Advisors LP
Fixed Income Portfolio

Dimensional 2005 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2010 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2015 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2020 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2025 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2030 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2035 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2040 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2045 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2050 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Dimensional 2055 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional 2060 Target Date            Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Retirement Income Fund

Dimensional Retirement Income           Institutional     Allocation Fund                      Dimensional Fund Advisors LP
Fund

Dreyfus Natural Resources Fund          I                 Sector Equity Fund                   Dreyfus Corporation

Dreyfus Natural Resources Fund          Y                 Sector Equity Fund                   Dreyfus Corporation

DWS CROCI U.S. Fund(8)                  A*                U.S. Equity Fund                     DWS Inv Mgmt Americas Inc.

DWS CROCI U.S. Fund(8)                  S                 U.S. Equity Fund                     DWS Inv Mgmt Americas Inc.

DWS Enhanced Commodity                  A*                Commodities                          DWS Inv Mgmt Americas Inc.
Strategy Fund(8)

DWS Enhanced Commodity                  S                 Commodities                          DWS Inv Mgmt Americas Inc.
Strategy Fund(8)

DWS Emerging Markets Equity             A*                International Equity Fund            DWS Inv Mgmt Americas Inc.
Fund(9)

DWS Emerging Markets Equity             R6                International Equity Fund            DWS Inv Mgmt Americas Inc.
Fund(9)

DWS Emerging Markets Equity             S                 International Equity Fund            DWS Inv Mgmt Americas Inc.
Fund(8)

DWS Global Infrastructure Fund(8)       A*                International Equity Fund            DWS Inv Mgmt Americas Inc.

DWS Global Infrastructure Fund(8)       S                 International Equity Fund            DWS Inv Mgmt Americas Inc.

DWS GNMA Fund(8)                        A*                Taxable Bond Fund                    DWS Inv Mgmt Americas Inc.

DWS GNMA Fund(8)                        S                 Taxable Bond Fund                    DWS Inv Mgmt Americas Inc.

DWS Mid Cap Value Fund(8)               A*                U.S. Equity Fund                     DWS Inv Mgmt Americas Inc.

DWS Mid Cap Value Fund(8)               S                 U.S. Equity Fund                     DWS Inv Mgmt Americas Inc.

DWS Real Assets Fund(8)                 A*                Alternative                          DWS Inv Mgmt Americas Inc.

DWS Real Assets Fund(8)                 S                 Alternative                          DWS Inv Mgmt Americas Inc.

DWS Real Estate Securities Fund(8)      A*                Sector Equity Fund                   DWS Inv Mgmt Americas Inc.

DWS Real Estate Securities Fund(8)      S                 Sector Equity Fund                   DWS Inv Mgmt Americas Inc.

DWS Real Estate Securities Fund(8)      R6                Sector Equity Fund                   DWS Inv Mgmt Americas Inc.

DWS Small Cap Core Fund(8)              A*                U.S. Equity Fund                     DWS Inv Mgmt Americas Inc.

DWS Small Cap Core Fund(8)              S                 U.S. Equity Fund                     DWS Inv Mgmt Americas Inc.

Federated High Yield Trust              Institutional     Taxable Bond Fund                    Federated Investment
                                                                                               Management Company

Federated High Yield Trust              R6                Taxable Bond Fund                    Federated Investment
                                                                                               Management Company

Federated High Yield Trust              Service           Taxable Bond Fund                    Federated Investment
                                                                                               Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

(8) Effective July 19, 2018 fund names changed.

(9) Funds added effective February 21, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Federated Institutional High Yield      R6                Taxable Bond Fund                    Federated Investment
Bond Fund                                                                                      Management Company

Federated International Leaders         A*                International Equity Fund            Federated Global Investment
Fund                                                                                           Management Corp.

Federated International Leaders         Institutional     International Equity Fund            Federated Global Investment
Fund                                                                                           Management Corp.

Federated International Leaders         R6                International Equity Fund            Federated Global Investment
Fund                                                                                           Management Corp.

Federated Kaufmann Large Cap            A*                U.S. Equity Fund                     Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated Kaufmann Large Cap            Institutional     U.S. Equity Fund                     Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated Kaufmann Large Cap            R6                U.S. Equity Fund                     Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated MDT All Cap Core Fund         A*                U.S. Equity Fund                     Federated MDTA LLC

Federated MDT All Cap Core Fund         Institutional     U.S. Equity Fund                     Federated MDTA LLC

Federated MDT Small Cap Core            R6                U.S. Equity Fund                     Federated MDTA LLC
Fund

Federated MDT Small Cap Growth          A*                U.S. Equity Fund                     Federated MDTA LLC
Fund

Federated MDT Small Cap Growth          Institutional     U.S. Equity Fund                     Federated MDTA LLC
Fund

Federated MDT Small Cap Growth          R6                U.S. Equity Fund                     Federated MDTA LLC
Fund

Fidelity 500 Index Fund -               Instutional       U.S. Equity Fund                     Fidelity Management & Research
Institutional Premium Class                                                                    Company

Fidelity Advisor Balanced Fund          I                 Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Balanced Fund          M                 Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Balanced Fund          Z                 Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Diversified            M                 International Equity Fund            Fidelity Management & Research
International Fund                                                                             Company

Fidelity Advisor Diversified            M                 International Equity Fund            Fidelity Management & Research
International Fund                                                                             Company

Fidelity Advisor Diversified            Z                 International Equity Fund            Fidelity Management & Research
International Fund                                                                             Company

Fidelity Advisor Diversified Stock      I                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Diversified Stock      M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Diversified Stock      Z                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth        M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Energy Fund            I                 Sector Equity Fund                   Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Energy Fund            M                 Sector Equity Fund                   Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Equity Growth Fund     M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Equity Income Fund     M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Freedom 2005 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2010 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2010 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2010 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2015 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2015 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2015 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2020 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2020 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2020 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2025 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2025 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2025 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2030 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2030 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2030 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2035 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2035 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2035 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2040 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2040 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2040 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2045 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2045 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2045 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2050 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2050 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2050 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2055 Fund      I                 Allocation Fund                      FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2055 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2055 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2060 Fund      I                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2060 Fund      M                 Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom 2060 Fund      Z6                Allocation Fund                      FMR Co., Inc.

Fidelity Advisor Freedom Income         I                 Allocation Fund                      FMR Co., Inc.
Fund

Fidelity Advisor Freedom Income         M                 Allocation Fund                      FMR Co., Inc.
Fund

Fidelity Advisor Freedom Income         Z6                Allocation Fund                      FMR Co., Inc.
Fund

Fidelity Advisor Growth & Income        M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Growth & Income        M                 U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Growth                 M                 U.S. Equity Fund                     Fidelity Management & Research
Opportunities Fund                                                                             Company

Fidelity Advisor Growth                 M                 U.S. Equity Fund                     Fidelity Management & Research
Opportunities Fund                                                                             Company

Fidelity Advisor International          M                 International Equity Fund            Fidelity Management & Research
Capital Appreciation Fund                                                                      Company

Fidelity Advisor International          M                 International Equity Fund            Fidelity Management & Research
Capital Appreciation Fund                                                                      Company

Fidelity Advisor International          Z                 International Equity Fund            Fidelity Management & Research
Capital Appreciation Fund                                                                      Company

Fidelity Advisor Leveraged              A*                U.S. Equity Fund                     Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor Leveraged              M                 U.S. Equity Fund                     Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor Mid Cap Value Fund     Z                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund      A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund      M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund      Z                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Overseas Fund          M                 International Equity Fund            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Overseas Fund          M                 International Equity Fund            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Real Estate Fund       A*                Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       I                 Sector Equity Fund                   Fidelity SelectCo, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Real Estate Fund       M                 Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Income     I                 Sector Equity Fund                   Fidelity SelectCo, LLC
Fund

Fidelity Advisor Small Cap Fund         A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Small Cap Fund         A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Small Cap Fund         M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Small Cap Fund         M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Stock Selector All     M                 U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Stock Selector All     M                 U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Stock Selector Mid     M                 U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Stock Selector Mid     M                 U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Strategic              I                 Allocation Fund                      Fidelity Management & Research
Dividend & Income Fund                                                                         Company

Fidelity Advisor Strategic              M                 Allocation Fund                      Fidelity Management & Research
Dividend & Income Fund                                                                         Company

Fidelity Advisor Strategic Income       A*                Taxable Bond Fund                    Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Total Bond Fund        I                 Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Total Bond Fund        M                 Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Total Bond Fund        Z                 Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Value Fund             A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Value Fund             M                 U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Emerging Markets Index         Instutional       International Equity                 Fidelity Management & Research
Fund(2)                                                                                        Company

Fidelity Extended Market Index          Instutional       U.S. Equity                          Fidelity Management & Research
Fund(2)                                                                                        Company

Fidelity Inflation-Protected Bond       Instutional       Taxable Bond                         Fidelity Management & Research
Index Fund(2)                                                                                  Company

Fidelity International Index Fund       Instutional       International Equity Fund            Fidelity Management & Research
                                                                                               Company

(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Funds added effective April 25, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Mid Cap Index Fund             Instutional       U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Real Estate Index Fund(2)      Instutional       Sector Equity                        Fidelity Management & Research
                                                                                               Company

Fidelity Small Cap Index Fund           Instutional       U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Total International Index      Instutional       International Equity                 Fidelity Management & Research
Fund(2)                                                                                        Company

Fidelity Total Market Index Fund        Instutional       U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity U.S. Bond Index Fund           Instutional       Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity VIP Asset Manager Portfolio    Initial           Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity VIP Contrafund Portfolio       Initial           U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP Equity-Income Portfolio    Initial           U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP Growth Portfolio           Initial           U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP High Income Portfolio      Initial           Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity VIP Overseas Portfolio         Initial           International Equity Fund            Fidelity Management & Research
                                                                                               Company

First Eagle Global Fund(9)              R6                Allocation Fund                      First Eagle Investment
                                                                                               Management, LLC

First Eagle Overseas Fund(9)            R6                International Equity Fund            First Eagle Investment
                                                                                               Management, LLC

Franklin DynaTech Fund                  R6                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Equity Income Fund             R6                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Fund                    A*                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Fund                    Advisor           U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Fund                    R                 U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Opportunities           Advisor           U.S. Equity Fund                     Franklin Advisers, Inc.
Fund(3)

Franklin Growth Opportunities           R                 U.S. Equity Fund                     Franklin Advisers, Inc.
Fund(3)

Franklin Growth Series                  R6                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Income Fund                    Advisor           Allocation Fund                      Franklin Advisers, Inc.

Franklin Income Fund                    R                 Allocation Fund                      Franklin Advisers, Inc.

Franklin Income Fund                    R6                Allocation Fund                      Franklin Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Funds added effective April 25, 2019.

(9) Funds added effective February 21, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Franklin International Growth Fund      R6                International Equity Fund            Franklin Templeton Institutional,
                                                                                               LLC

Franklin Managed Income Fund            R6                Allocation Fund                      Franklin Advisers, Inc.

Franklin Mutual Global Discovery        R                 International Equity Fund            Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        R6                International Equity Fund            Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        Z                 International Equity Fund            Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Quest Fund              R6                Allocation Fund                      Franklin Mutual Advisers, LLC

Franklin Rising Dividends Fund          R6                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Small Cap Growth Fund          R6                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Small Cap Value Fund           A*                U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           Advisor           U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           R                 U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           R6                U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth           Advisor           U.S. Equity Fund                     Franklin Advisers, Inc.
Fund

Franklin Small-Mid Cap Growth           R                 U.S. Equity Fund                     Franklin Advisers, Inc.
Fund

Franklin Small-Mid Cap Growth           R6                U.S. Equity Fund                     Franklin Advisers, Inc.
Fund

Franklin Strategic Income Fund          A*                Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          Advisor           Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          R                 Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          R6                Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin U.S. Government Securities     R6                Taxable Bond Fund                    Franklin Advisers, Inc.
Fund

Franklin Utilities Fund                 Advisor           Sector Equity Fund                   Franklin Advisers, Inc.

Franklin Utilities Fund                 R                 Sector Equity Fund                   Franklin Advisers, Inc.

Franklin Utilities Fund                 R6                Sector Equity Fund                   Franklin Advisers, Inc.

Frost Credit Fund                       Institutional     Taxable Bond Fund                    Frost Investment Advisers, Inc.

Frost Growth Equity Fund                Institutional     U.S. Equity Fund                     Frost Investment Advisers, Inc.

Frost Total Return Bond Fund            Institutional     Taxable Bond Fund                    Frost Investment Advisers, Inc.

Frost Value Equity Fund                 Institutional     U.S. Equity Fund                     Frost Investment Advisers, Inc.

Goldman Sachs Emerging Markets          R6                International Equity Fund            Goldman Sachs Asset
Equity Fund                                                                                    Management, L.P.

Goldman Sachs Financial Square          Admin             Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Financial Square          Resource          Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Financial Square          R6                Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Growth                    Investor          U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth                    R6                U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth                    Service           U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth Strategy           Institutional     Allocation Fund                      Goldman Sachs Asset
Portfolio                                                                                      Management, L.P.

Goldman Sachs Growth Strategy           Service           Allocation Fund                      Goldman Sachs Asset
Portfolio                                                                                      Management, L.P.

Goldman Sachs International Equity      Institutional     International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs International Equity      R6                International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs International Equity      Service           International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          Investor          U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          R6                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          Service           U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Value           Investor          U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Value           R6                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Value           Service           U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Mid Cap Value             Institutional     U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Mid Cap Value             R6                U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Mid Cap Value             Service           U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Satellite Strategies      Investor          Allocation Fund                      Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Satellite Strategies      Service           Allocation Fund                      Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Small Cap Value           Institutional     U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Small Cap Value           R6                U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Small Cap Value           Service           U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Technology                Institutional     Sector Equity Fund                   Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Technology                Service           Sector Equity Fund                   Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs U.S. Equity Insights      Investor          U.S. Equity Fund                     Goldman Sachs Asset
                                                                                               Management, L.P.

Goldman Sachs U.S. Equity Insights      R6                U.S. Equity Fund                     Goldman Sachs Asset
                                                                                               Management, L.P.

Goldman Sachs U.S. Equity Insights      Service           U.S. Equity Fund                     Goldman Sachs Asset
                                                                                               Management, L.P.

GuideStone Funds Aggressive             Investor          International Equity Fund            Guidestone Capital Management
Allocation Fund

GuideStone Funds Balanced               Investor          Allocation Fund                      Guidestone Capital Management
Allocation Fund

GuideStone Funds Conservative           Investor          Allocation Fund                      Guidestone Capital Management
Allocation Fund

GuideStone Funds Defensive Market       Investor          Allocation Fund                      Guidestone Capital Management
Strategies Fund

GuideStone Funds Growth                 Investor          Allocation Fund                      Guidestone Capital Management
Allocation Fund

Hartford Schroders International        SDR               International Equity Fund            Hartford Funds Management
Multi-Cap Value Fund                                                                           Company, LLC

Hartford Schroders International        SDR               International Equity Fund            Hartford Funds Management
Stock Fund                                                                                     Company, LLC

Hartford Schroders US Small/            R4                U.S. Equity Fund                     Hartford Funds Management
Mid-Cap Opportunities Fund                                                                     Company, LLC

Henssler Equity Fund                    Institutional     U.S. Equity Fund                     Henssler Asset Management, LLC

Henssler Equity Fund                    Investor          U.S. Equity Fund                     Henssler Asset Management, LLC

Invesco American Franchise Fund         A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco American Value Fund             A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco American Value Fund             Y                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Comstock Fund                   A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Comstock Fund                   R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Core Plus Bond Fund             R6                Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       Investor          U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       R6                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Energy Fund                     A*                Sector Equity Fund                   Invesco Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Invesco Energy Fund                     Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Floating Rate Fund              A*                Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Floating Rate Fund              R6                Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Floating Rate Fund              Y                 Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Global Health Care Fund         A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Global Health Care Fund         Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Global Low Volatility Equity    A*                International Equity Fund            Invesco Advisers, Inc.
Yield Fund

Invesco Global Low Volatility Equity    R5                International Equity Fund            Invesco Advisers, Inc.
Yield Fund

Invesco International Growth Fund       R                 International Equity Fund            Invesco Advisers, Inc.

Invesco International Growth Fund       R5                International Equity Fund            Invesco Advisers, Inc.

Invesco International Growth Fund       R6                International Equity Fund            Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R5                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R6                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Technology Fund                 A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Technology Fund                 Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Value Opportunities Fund        A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Value Opportunities Fund        R                 U.S. Equity Fund                     Invesco Advisers, Inc.

iShares MSCI Developed World            K                 International Equity Fund            BlackRock Advisors, LLC
Index Fund

iShares MSCI EAFE International         K                 International Equity Fund            BlackRock Advisors LLC
Index Fund(9)

iShares Russell 2000 Small-Cap          K                 U.S. Equity Fund                     BlackRock Advisors LLC
Index Fund

iShares Russell Mid-Cap Index Fund      K                 U.S. Equity Fund                     BlackRock Advisors, LLC

iShares S&P 500 Index Fund              K                 U.S. Equity Fund                     BlackRock Fund Advisors

iShares U.S. Aggregate Bond Index       K                 Taxable Bond Fund                    BlackRock Fund Advisors
Fund(9)

Ivy Asset Strategy Fund                 R                 Allocation Fund                      Ivy Investment Management Co

Ivy Asset Strategy Fund                 Y                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       N                 Allocation Fund                      Ivy Investment Management Co

(1) Please refer to the Fund prospectus for a description of the class designation.

(9) Funds added effective February 21, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Ivy Balanced Fund                       R                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       Y                 Allocation Fund                      Ivy Investment Management Co

Ivy Energy Fund                         R                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Energy Fund                         Y                 Sector Equity Fund                   Ivy Investment Management Co

Ivy High Income Fund                    N                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy High Income Fund                    R                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy High Income Fund                    Y                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy Science and Technology Fund         N                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Science and Technology Fund         R                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Science and Technology Fund         Y                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Small Cap Core Fund                 N                 U.S. Equity Fund                     Ivy Investment Management Co

Ivy Small Cap Core Fund                 R                 U.S. Equity Fund                     Ivy Investment Management Co

Ivy Small Cap Core Fund                 Y                 U.S. Equity Fund                     Ivy Investment Management Co

Janus Henderson Balanced Fund           N                 Allocation Fund                      Janus Capital Management LLC

Janus Henderson Balanced Fund           R                 Allocation Fund                      Janus Capital Management LLC

Janus Henderson VIT Balanced            S                 Allocation Fund                      Janus Capital Management LLC
Portfolio

Janus Henderson Enterprise Fund         A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Enterprise Fund         N                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Enterprise Fund         S                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Flexible Bond           N                 Taxable Bond Fund                    Janus Capital Management LLC
Fund

Janus Henderson VIT Flexible Bond       Institutional     Taxable Bond Fund                    Janus Capital Management LLC
Portfolio

Janus Henderson Forty Fund              A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Forty Fund              R                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Global Equity           A*                International Equity Fund            Janus Capital Management LLC
Income Fund

Janus Henderson Global Equity           N                 International Equity Fund            Janus Capital Management LLC
Income Fund

Janus Henderson Global Equity           S                 International Equity Fund            Janus Capital Management LLC
Income Fund

Janus Henderson Global Life             N                 Sector Equity                        Janus Capital Management, LLC
Sciences Fund(2)

Janus Henderson Global Life             S                 Sector Equity Fund                   Janus Capital Management LLC
Sciences Fund

Janus Henderson Global Life             T                 Sector Equity Fund                   Janus Capital Management LLC
Sciences Fund

Janus Henderson VIT Global              Institutional     International Equity Fund            Janus Capital Management LLC
Research Portfolio

(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Funds added effective April 25, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Janus Henderson Global Technology       N                 Sector Equity Fund                   Janus Capital Management LLC
Fund

Janus Henderson Growth and              R                 U.S. Equity Fund                     Janus Capital Management LLC
Income Fund

Janus Henderson Mid Cap Value           A*                U.S. Equity Fund                     Janus Capital Management LLC
Fund

Janus Henderson Mid Cap Value           R                 U.S. Equity Fund                     Janus Capital Management LLC
Fund

Janus Henderson VIT Mid Cap Value       S                 U.S. Equity Fund                     Janus Capital Management LLC
Portfolio

Janus Henderson Multi-Sector            N                 Taxable Bond Fund                    Janus Capital Management LLC
Income Fund

Janus Henderson Research Fund           A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Research Fund           S                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Small Cap Value         N                 U.S. Equity Fund                     Janus Capital Management LLC
Fund

Janus Henderson Small Cap Value         S                 U.S. Equity Fund                     Janus Capital Management LLC
Fund

Janus Henderson Triton Fund             A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Triton Fund             N                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson Triton Fund             S                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Henderson U.S. Managed            S                 U.S. Equity Fund                     Janus Capital Management LLC
Volatility Fund

Janus Henderson Venture Fund            N                 U.S. Equity Fund                     Janus Capital Management LLC

John Hancock Balanced Fund              R6                Allocation Fund                      John Hancock Advisers, LLC

John Hancock Bond Fund                  R6                Taxable Bond Fund                    John Hancock Advisers, LLC

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2010 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2015 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2020 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2025 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2030 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2035 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2040 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2045 Lifetime Portfolio

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2050 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2055 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
2060 Lifetime Portfolio

John Hancock Funds Multi-Index          R6                Allocation Fund                      John Hancock Advisers, LLC
Income Preservation Portfolio

John Hancock Investment Grade           R6                Taxable Bond Fund                    John Hancock Advisers, LLC
Bond Fund

JPMorgan Equity Income Fund             R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Equity Income Fund             R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Government Bond Fund           R4                Taxable Bond Fund                    JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Government Bond Fund           R6                Taxable Bond Fund                    JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Large Cap Growth Fund          R6                U.S. Equity Fund                     J.P. Morgan Investment
                                                                                               Management, Inc.

JPMorgan Large Cap Value Fund           R6                U.S. Equity Fund                     J.P. Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Growth Fund            R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Growth Fund            R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Value Fund             R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Mid Cap Value Fund             R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Small Cap Growth Fund(4)       R6                U.S. Equity Fund                     J.P. Morgan Investment
                                                                                               Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2020 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2020 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2025 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2025 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2030 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2030 Fund                                                                                      Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2035 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2035 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2040 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2040 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2045 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2045 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2050 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2050 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2055 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2055 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
2060 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
2060 Fund                                                                                      Management, Inc.

JPMorgan SmartRetirement Blend          R4                Allocation Fund                      JP Morgan Investment
Income Fund                                                                                    Management, Inc.

JPMorgan SmartRetirement Blend          R6                Allocation Fund                      JP Morgan Investment
Income Fund                                                                                    Management, Inc.

JPMorgan U.S. Small Company Fund        R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan U.S. Small Company Fund        R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Value Advantage Fund           R4                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

JPMorgan Value Advantage Fund           R6                U.S. Equity Fund                     JP Morgan Investment
                                                                                               Management, Inc.

Loomis Sayles Small Cap Growth          N                 U.S. Equity Fund                     Loomis Sayles & Company LP
Fund(4)

Lord Abbett Bond-Debenture Fund         A*                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund         R3                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund         R5                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Calibrated Dividend         A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Growth Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend         R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Growth Fund

Lord Abbett Calibrated Dividend         R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Growth Fund

Lord Abbett Developing Growth           A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Developing Growth           R6                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Fundamental Equity          A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Fundamental Equity          R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Fundamental Equity          R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Leaders Fund         I                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Growth Leaders Fund         R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Growth Leaders Fund         R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Growth Opportunities        A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Opportunities        P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Opportunities        R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Growth Opportunities        R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett High Yield Fund             A*                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett High Yield Fund             R3                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett High Yield Fund             R5                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett High Yield Fund             R6                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett International               R3                International Equity Fund            Lord, Abbett & Co. LLC
Opportunities Fund

Lord Abbett International               R5                International Equity Fund            Lord, Abbett & Co. LLC
Opportunities Fund

Lord Abbett International               R6                International Equity Fund            Lord, Abbett & Co. LLC
Opportunities Fund

Lord Abbett Mid Cap Stock Fund          P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Mid Cap Stock Fund          R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Fund          R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Blend Fund        R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        I                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Small Cap Value Fund        R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund           I                 Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund           R3                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund           R5                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Total Return Fund(10)       R6                Taxable Bond Fund                    Lord, Abbett & Co. LLC

Lord Abbett Value Opportunities         A*                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         P                 U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         R3                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         R5                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

Lord Abbett Value Opportunities         R6                U.S. Equity Fund                     Lord, Abbett & Co. LLC
Fund

MainStay Large Cap Growth Fund          R6                U.S. Equity Fund                     New York Life Investment
                                                                                               Management LLC

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Conservative Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Extended Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Maximum Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Moderate Term Series

MFS Aggressive Growth Allocation        R2                Allocation Fund                      Massachusettes Financial
Fund                                                                                           Services Co

MFS Aggressive Growth Allocation        R3                Allocation Fund                      Massachusettes Financial
Fund                                                                                           Services Co

MFS Conservative Allocation Fund        R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Conservative Allocation Fund        R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R2                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R3                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

(1) Please refer to the Fund prospectus for a description of the class designation.

(10) Funds added effective February 4, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Debt Fund          R6                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Growth Fund                         R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS International Diversification       R6                International Equity Fund            Massachusetts Financial
Fund                                                                                           Services Co

MFS International New Discovery         A*                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International New Discovery         R2                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International New Discovery         R6                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International Value Fund            R2                International Equity Fund            Massachusettes Financial
                                                                                               Services Co

MFS International Value Fund            R3                International Equity Fund            Massachusettes Financial
                                                                                               Services Co

MFS International Value Fund            R6                International Equity Fund            Massachusettes Financial
                                                                                               Services Co

MFS Massachusetts Investors             R2                U.S. Equity Fund                     Massachusettes Financial
Growth Stock Fund                                                                              Services Co

MFS Massachusetts Investors             R3                U.S. Equity Fund                     Massachusettes Financial
Growth Stock Fund                                                                              Services Co

MFS Massachusetts Investors             R6                U.S. Equity Fund                     Massachusettes Financial
Growth Stock Fund                                                                              Services Co

MFS Mid Cap Growth Fund                 A*                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Growth Fund                 R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R2                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R3                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Moderate Allocation Fund            R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Moderate Allocation Fund            R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS New Discovery Fund                  R2                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund                  R3                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Technology Fund                     R2                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Technology Fund                     R3                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Technology Fund                     R6                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Total Return Bond Fund(4)           R6                Taxable Bond Fund                    Massachusetts Financial
                                                                                               Services Co

MFS Total Return Fund                   R6                Allocation Fund                      Massachusetts Financial
                                                                                               Services Co

MFS Utilities Fund                      R2                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Utilities Fund                      R3                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Utilities Fund                      R6                Sector Equity Fund                   Massachusetts Financial
                                                                                               Services Co

MFS Value Fund                          A*                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Value Fund                          R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

Neuberger Berman Emerging               A*                International Equity Fund            Neuberger Berman Investment
Markets Equity Fund                                                                            Advisers, LLC

Neuberger Berman Emerging               R3                International Equity Fund            Neuberger Berman Investment
Markets Equity Fund                                                                            Advisers, LLC

Neuberger Berman Focus Fund             Advisor           U.S. Equity Fund                     Neuberger Berman Investment
                                                                                               Advisers, LLC

Neuberger Berman Large Cap Value        Advisor           U.S. Equity Fund                     Neuberger Berman Investment
Fund                                                                                           Advisers, LLC

Neuberger Berman Mid Cap                A*                U.S. Equity Fund                     Neuberger Berman Investment
Intrinsic Value Fund                                                                           Advisers, LLC

Neuberger Berman Mid Cap                R3                U.S. Equity Fund                     Neuberger Berman Investment
Intrinsic Value Fund                                                                           Advisers, LLC

Neuberger Berman Small Cap              A*                U.S. Equity Fund                     Neuberger Berman Investment
Growth Fund                                                                                    Advisers, LLC

Neuberger Berman Small Cap              Advisor           U.S. Equity Fund                     Neuberger Berman Investment
Growth Fund                                                                                    Advisers, LLC

Neuberger Berman Small Cap              R3                U.S. Equity Fund                     Neuberger Berman Investment
Growth Fund                                                                                    Advisers, LLC

Neuberger Berman Sustainable            A*                U.S. Equity Fund                     Neuberger Berman Investment
Equity Fund                                                                                    Advisers, LLC

Neuberger Berman Sustainable            R3                U.S. Equity Fund                     Neuberger Berman Investment
Equity Fund                                                                                    Advisers, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Sustainable            R6                U.S. Equity Fund                     Neuberger Berman Investment
Equity Fund                                                                                    Advisers LLC

Northern Small Cap Value Fund           No Load           U.S. Equity Fund                     Northern Trust Investments Inc

Northern Small Cap Value Fund           R                 U.S. Equity Fund                     Northern Trust Investments Inc.

Nuveen Dividend Value Fund              A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Dividend Value Fund              R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        A*                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        R3                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        R6                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen Mid Cap Growth                   A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC
Opportunities Fund

Nuveen Mid Cap Growth                   R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC
Opportunities Fund

Nuveen Mid Cap Growth                   R6                U.S. Equity Fund                     Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Value Fund               A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Mid Cap Value Fund               R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Mid Cap Value Fund(4)            R6                U.S. Equity Fund                     Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      A*                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities Fund      R3                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities Fund      R6                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Small Cap Select Fund            A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Select Fund            R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund             A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund             R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund             R6                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Strategy Growth Allocation       A*                Allocation Fund                      Nuveen Fund Advisors, LLC

Nuveen Strategy Growth Allocation       R3                Allocation Fund                      Nuveen Fund Advisors, LLC

Oak Ridge Multi Strategy Fund           A*                Allocation Fund                      Oak Ridge Investments, LLC

Oak Ridge Multi Strategy Fund           I                 Allocation Fund                      Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         A*                U.S. Equity Fund                     Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         I                 U.S. Equity Fund                     Oak Ridge Investments, LLC

Oakmark Equity and Income Fund          A*                Allocation Fund                      Harris Associates L.P.

Oppenheimer Active Allocation           A*                Allocation Fund                      OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Active Allocation           Y                 Allocation Fund                      OFI Global Asset Management,
Fund                                                                                           Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets          A*                International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Developing Markets          I                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Developing Markets          Y                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Discovery Mid Cap           I                 U.S. Equity Fund                     OFI Global Asset Management,
Growth Fund                                                                                    Inc.

Oppenheimer Global Fund                 A*                International Equity Fund            OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Global Fund                 I                 International Equity Fund            OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Global Fund                 Y                 International Equity Fund            OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Global Opportunities        A*                International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Global Opportunities        I                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Global Opportunities        Y                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Global Strategic            A*                Taxable Bond Fund                    OFI Global Asset Management,
Income Fund                                                                                    Inc.

Oppenheimer Global Strategic            Y                 Taxable Bond Fund                    OFI Global Asset Management,
Income Fund                                                                                    Inc.

Oppenheimer Gold & Special              A*                Sector Equity Fund                   OFI Global Asset Management,
Minerals Fund                                                                                  Inc.

Oppenheimer Gold & Special              I                 Sector Equity Fund                   OFI Global Asset Management,
Minerals Fund                                                                                  Inc.

Oppenheimer Gold & Special              Y                 Sector Equity Fund                   OFI Global Asset Management,
Minerals Fund                                                                                  Inc.

Oppenheimer International Bond          A*                Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer International Bond          I                 Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer International Bond          Y                 Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer International Growth        A*                International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer International Growth        I                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer International Growth        Y                 International Equity Fund            OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer International Small-        A*                International Equity Fund            OFI Global Asset Management,
Mid Company Fund                                                                               Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small-        I                 International Equity Fund            OFI Global Asset Management,
Mid Company Fund                                                                               Inc.

Oppenheimer International Small-        Y                 International Equity Fund            OFI Global Asset Management,
Mid Company Fund                                                                               Inc.

Oppenheimer Main Street All Cap         A*                U.S. Equity Fund                     OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Main Street All Cap         Y                 U.S. Equity Fund                     OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Main Street Mid Cap         A*                U.S. Equity Fund                     OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Main Street Mid Cap         Y                 U.S. Equity Fund                     OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Mid Cap Value Fund          A*                U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Mid Cap Value Fund          I                 U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Mid Cap Value Fund          Y                 U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Senior Floating Rate        A*                Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Senior Floating Rate        I                 Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Senior Floating Rate        Y                 Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Total Return Bond           A*                Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Total Return Bond           Y                 Taxable Bond Fund                    OFI Global Asset Management,
Fund                                                                                           Inc.

Oppenheimer Value Fund                  A*                U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Oppenheimer Value Fund                  Y                 U.S. Equity Fund                     OFI Global Asset Management,
                                                                                               Inc.

Parnassus Core Equity Fund              Investor          U.S. Equity Fund                     Parnassus Investments

Parnassus Fund                          No Load           U.S. Equity Fund                     Parnassus Investments

Parnassus Mid Cap Fund                  No Load           U.S. Equity Fund                     Parnassus Investments

Pax Balanced Fund                       Investor          Allocation Fund                      Pax World Management LLC

Pax Global Environmental Markets        Investor          International Equity Fund            Pax World Management LLC
Fund

Payden Emerging Markets Bond            Investor          Taxable Bond Fund                    Payden & Rygel

Payden/Kravitz Cash Balance Plan        Advisor           Taxable Bond Fund                    Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

Payden/Kravitz Cash Balance Plan        R                 Taxable Bond Fund                    Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
PGIM Global Real Estate Fund(11)        R2                Sector Equity Fund                   PGIM Investments LLC

PGIM Global Real Estate Fund(11)        R4                Sector Equity Fund                   PGIM Investments LLC

PGIM High Yield Fund(11)                R2                Taxable Bond Fund                    PGIM Investments LLC

PGIM High Yield Fund(11)                R4                Taxable Bond Fund                    PGIM Investments LLC

PGIM Jennison Mid-Cap Growth            R2                U.S. Equity Fund                     PGIM Investments LLC
Fund(11)

PGIM Jennison Mid-Cap Growth            R4                U.S. Equity Fund                     PGIM Investments LLC
Fund(11)

PGIM Jennison Small Company             R2                U.S. Equity Fund                     PGIM Investments LLC
Fund(11)

PGIM Jennison Small Company             R4                U.S. Equity Fund                     PGIM Investments LLC
Fund(11)

PGIM QMA Mid-Cap Value Fund(11)         R2                U.S. Equity Fund                     PGIM Investments LLC

PGIM QMA Mid-Cap Value Fund(11)         R4                U.S. Equity Fund                     PGIM Investments LLC

PGIM Total Return Bond Fund(11)         R2                Taxable Bond Fund                    PGIM Investments LLC

PGIM Total Return Bond Fund(11)         R4                Taxable Bond Fund                    PGIM Investments LLC

PGIM Global Real Estate Fund            A*                Sector Equity Fund                   PGIM Investments LLC

PGIM Global Real Estate Fund            Q                 Sector Equity Fund                   PGIM Investments LLC

PGIM Global Real Estate Fund            Z                 Sector Equity Fund                   PGIM Investments LLC

PGIM High Yield Fund                    A*                Taxable Bond Fund                    PGIM Investments LLC

PGIM High Yield Fund                    Q                 Taxable Bond Fund                    PGIM Investments LLC

PGIM High Yield Fund                    Z                 Taxable Bond Fund                    PGIM Investments LLC

PGIM Jennison 20/20 Focus               A*                U.S. Equity Fund                     PGIM Investments LLC

PGIM Jennison 20/20 Focus               Z                 U.S. Equity Fund                     PGIM Investments LLC

PGIM Jennison Financial Services        A*                Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Financial Services        Z                 Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Focused Growth            A*                U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Focused Growth            Q                 U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Focused Growth            Z                 U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Health Sciences           A*                Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Health Sciences           Q                 Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Health Sciences           Z                 Sector Equity Fund                   PGIM Investments LLC
Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

(11) Funds added effective June 22, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
PGIM Jennison Mid Cap Growth            A*                U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Mid Cap Growth            Q                 U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Mid Cap Growth            Z                 U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Natural Resources         A*                Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Natural Resources         Q                 Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Natural Resources         Z                 Sector Equity Fund                   PGIM Investments LLC
Fund

PGIM Jennison Small Company             A*                U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Small Company             Q                 U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM Jennison Small Company             Z                 U.S. Equity Fund                     PGIM Investments LLC
Fund

PGIM QMA Mid Cap Value Fund             A*                U.S. Equity Fund                     PGIM Investments LLC

PGIM QMA Mid Cap Value Fund             Q                 U.S. Equity Fund                     PGIM Investments LLC

PGIM QMA Mid Cap Value Fund             Z                 U.S. Equity Fund                     PGIM Investments LLC

PGIM QMA Small Cap Value Fund           Q                 U.S. Equity Fund                     PGIM Investments LLC

PGIM Total Return Bond Fund             A*                Taxable Bond Fund                    PGIM Investments LLC

PGIM Total Return Bond Fund             Q                 Taxable Bond Fund                    PGIM Investments LLC

PGIM Total Return Bond Fund             Z                 Taxable Bond Fund                    PGIM Investments LLC

PIMCO All Asset Fund                    Administrative    Allocation Fund                      Pacific Investment Management
                                                                                               Co LLC

PIMCO All Asset Fund                    Administrative    Allocation Fund                      Pacific Investment Management
                                                                                               Company, LLC

PIMCO All Asset Fund                    Institutional     Allocation Fund                      Pacific Investment Management
                                                                                               Company, LLC

PIMCO All Asset Fund                    R                 Allocation Fund                      Pacific Investment Management
                                                                                               Co LLC

PIMCO CommoditiesPLUS Strategy          Administrative    Commodities                          Pacific Investment Management
Fund                                                                                           Co LLC

PIMCO Commodity Real Return             Administrative    Commodities                          Pacific Investment Management
Strategy Fund                                                                                  Co LLC

PIMCO Commodity Real Return             Institutional     Commodities                          Pacific Investment Management
Strategy Fund                                                                                  Co LLC

PIMCO Commodity Real Return             R                 Commodities                          Pacific Investment Management
Strategy Fund                                                                                  Co LLC

PIMCO High Yield Fund                   Administrative    Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Fund                   Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO High Yield Fund                   R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Income Fund                       Administrative    Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Income Fund                       Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Income Fund                       R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO International Bond Fund           Institutional     Taxable Bond Fund                    Pacific Investment Management
(U.S. Dollar-Hedged)                                                                           Company, LLC

PIMCO Investment Grade Corporate        Administrative    Taxable Bond Fund                    Pacific Investment Management
Bond Fund                                                                                      Co LLC

PIMCO Investment Grade Corporate        Institutional     Taxable Bond Fund                    Pacific Investment Management
Bond Fund                                                                                      Co LLC

PIMCO Long Duration Total Return        A                 Taxable Bond Fund                    Pacific Investment Management
Fund                                                                                           Co LLC

PIMCO Long-Term U.S. Government         A*                Taxable Bond Fund                    Pacific Investment Management
Fund                                                                                           Company, LLC

PIMCO Long-Term U.S. Government         D                 Taxable Bond Fund                    Pacific Investment Management
Fund                                                                                           Co LLC

PIMCO Real Return Fund                  Administrative    Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Real Return Fund                  Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Real Return Fund                  R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Total Return Fund                 Administrative    Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Total Return Fund                 Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

PIMCO Total Return Fund                 R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pioneer Bond Fund                       A*                Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Bond Fund                       K                 Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Bond Fund                       Y                 Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Classic Balanced Fund(2)        K                 Allocation Fund                      Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Dynamic Credit Fund             A*                Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Funds added effective April 25, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund             Y                 Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Equity Income Fund              A*                U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Equity Income Fund              K                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Equity Income Fund              Y                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fund                            A*                U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fund VCT Portfolio              I                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fundamental Growth Fund         A*                U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fundamental Growth Fund         K                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fundamental Growth Fund         Y                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fundamental Growth Fund         A*                U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Fundamental Growth Fund         Y                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Global Equity Fund              A*                International Equity Fund            Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Global Equity Fund              Y                 International Equity Fund            Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer High Yield Fund                 A*                Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer High Yield Fund                 Y                 Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Mid Cap Value Fund              A*                U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Mid Cap Value Fund              Y                 U.S. Equity Fund                     Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Select Mid Cap Growth           A*                U.S. Equity Fund                     Amundi Pioneer Asset
Fund                                                                                           Management, Inc.

Pioneer Select Mid Cap Growth           K                 U.S. Equity Fund                     Amundi Pioneer Asset
Fund                                                                                           Management, Inc.

Pioneer Select Mid Cap Growth VCT       I                 U.S. Equity Fund                     Amundi Pioneer Asset
Portfolio                                                                                      Management, Inc.

Pioneer Strategic Income Fund           A*                Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Strategic Income Fund           K                 Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income Fund           Y                 Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

Pioneer Strategic Income Fund           A*                Taxable Bond Fund                    Amundi Pioneer Asset
                                                                                               Management, Inc.

PNC International Equity Fund           A*                International Equity Fund            PNC Capital Advisors, LLC

PNC International Equity Fund           I                 International Equity Fund            PNC Capital Advisors, LLC

PNC Multi-Factor Small Cap Core         A*                U.S. Equity Fund                     PNC Capital Advisors, LLC
Fund

PNC Multi-Factor Small Cap Core         I                 U.S. Equity Fund                     PNC Capital Advisors, LLC
Fund

Principal Bond Market Index Fund        R3                Taxable Bond Fund                    Principal Global Investors, LLC

Principal Global Real Estate            R6                Sector Equity Fund                   Principal Global Investors, LLC
Securities Fund(4)

Principal Income Fund(4)                R6                Taxable Bond Fund                    Principal Global Investors, LLC

Principal International Equity Index    R3                International Equity Fund            Principal Global Investors, LLC
Fund

Principal LargeCap Growth Fund I(4)     R6                U.S. Equity Fund                     Principal Global Investors, LLC

Principal MidCap S&P 400 Index          R3                U.S. Equity Fund                     Principal Global Investors, LLC
Fund

Principal MidCap S&P 400 Index          R6                U.S. Equity Fund                     Principal Global Investors, LLC
Fund

Principal Real Estate Securities        R6                Sector Equity Fund                   Principal Global Investors, LLC
Fund(4)

Principal SmallCap Growth Fund I        R6                U.S. Equity Fund                     Principal Global Investors, LLC

Principal SmallCap S&P 600 Index        R3                U.S. Equity Fund                     Principal Global Investors, LLC
Fund

Putnam Diversified Income Trust         A*                Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Diversified Income Trust         R6                Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Diversified Income Trust         Y                 Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Dynamic Asset Allocation         A*                Allocation Fund                      Putnam Investment
Balanced Fund                                                                                  Management, LLC

Putnam Dynamic Asset Allocation         R6                Allocation Fund                      Putnam Investment
Balanced Fund                                                                                  Management, LLC

Putnam Dynamic Asset Allocation         Y                 Allocation Fund                      Putnam Investment
Balanced Fund                                                                                  Management, LLC

Putnam Dynamic Asset Allocation         A*                Allocation Fund                      Putnam Investment
Conservative Fund                                                                              Management, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Putnam Dynamic Asset Allocation         R6                Allocation Fund                      Putnam Investment
Conservative Fund                                                                              Management, LLC

Putnam Dynamic Asset Allocation         Y                 Allocation Fund                      Putnam Investment
Conservative Fund                                                                              Management, LLC

Putnam Dynamic Asset Allocation         A*                Allocation Fund                      Putnam Investment
Growth Fund                                                                                    Management, LLC

Putnam Dynamic Asset Allocation         R6                Allocation Fund                      Putnam Investment
Growth Fund                                                                                    Management, LLC

Putnam Dynamic Asset Allocation         Y                 Allocation Fund                      Putnam Investment
Growth Fund                                                                                    Management, LLC

Putnam Equity Income Fund               A*                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Equity Income Fund               R6                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Equity Income Fund               Y                 U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Growth Opportunities Fund        A*                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Growth Opportunities Fund        R6                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Growth Opportunities Fund        Y                 U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Russell Commodity Strategies Fund       S                 Commodities                          Russell Investment Management
                                                                                               LLC

Russell Emerging Markets Fund           R6                International Equity Fund            Russell Investment Management
                                                                                               LLC

Russell Emerging Markets Fund           S                 International Equity Fund            Russell Investment Management
                                                                                               LLC

Russell Global Equity Fund              S                 International Equity Fund            Russell Investment Management
                                                                                               LLC

Russell Global Infrastructure Fund      S                 International Equity Fund            Russell Investment Management
                                                                                               LLC

Russell Global Opportunistic Credit     S                 Taxable Bond Fund                    Russell Investment Management
Fund                                                                                           LLC

Russell Global Real Estate Securities   R6                Sector Equity Fund                   Russell Investment Management
Fund                                                                                           LLC

Russell Global Real Estate Securities   S                 Sector Equity Fund                   Russell Investment Management
Fund                                                                                           LLC

Russell International Developed         S                 International Equity Fund            Russell Investment Management
Markets Fund                                                                                   LLC

Russell Investment Grade Bond           R6                Taxable Bond Fund                    Russell Investment Management
Fund                                                                                           LLC

Russell Investment Grade Bond           S                 Taxable Bond Fund                    Russell Investment Management
Fund                                                                                           LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Russell Investments Commodity           S                 Commodities                          Russell Investment Management,
Strategies Fund                                                                                LLC

Russell Investments Global              S                 Sector Equity Fund                   Russell Investment Management,
Infrastructure Fund                                                                            LLC

Russell Investments Opportunistic       S                 Taxable Bond Fund                    Russell Investment Management,
Credit Fund                                                                                    LLC

Russell LifePoints Balanced Strategy    R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           LLC

Russell LifePoints Balanced Strategy    R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           LLC

Russell LifePoints Conservative         R1                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  LLC

Russell LifePoints Conservative         R5                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  LLC

Russell LifePoints Equity Growth        R1                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  LLC

Russell LifePoints Equity Growth        R5                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  LLC

Russell LifePoints Growth Strategy      R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           LLC

Russell LifePoints Growth Strategy      R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           LLC

Russell LifePoints Moderate Strategy    R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           LLC

Russell LifePoints Moderate Strategy    R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           LLC

Russell Short Duration Bond Fund        S                 Taxable Bond Fund                    Russell Investment Management
                                                                                               LLC

Russell Strategic Bond Fund             R6                Taxable Bond Fund                    Russell Investment Management
                                                                                               LLC

Russell Strategic Bond Fund             S                 Taxable Bond Fund                    Russell Investment Management
                                                                                               LLC

Russell U.S. Core Equity Fund           S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               LLC

Russell U.S. Defensive Equity Fund      S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               LLC

Russell U.S. Dynamic Equity Fund        S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               LLC

Russell U.S. Small Cap Equity Fund      R6                U.S. Equity Fund                     Russell Investment Management
                                                                                               LLC

Russell U.S. Small Cap Equity Fund      S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               LLC

State Street Equity 500 Index           Administrative    U.S. Equity Fund                     SSGA Funds Management Inc.

State Street Equity 500 Index           R                 U.S. Equity Fund                     SSGA Funds Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
State Street Target Retirement 2015     K                 Allocation Fund                      SSGA Funds Management Inc.
Fund(9)

State Street Target Retirement 2020     K                 Allocation Fund                      SSGA Funds Management Inc.
Fund(9)

State Street Target Retirement 2025     K                 Allocation Fund                      SSGA Funds Management Inc.
Fund(9)

State Street Target Retirement 2030     K                 Allocation Fund                      SSGA Funds Management Inc.
Fund(9)

State Street Target Retirement 2035     K                 Allocation Fund                      SSGA Funds Management Inc.
Fund(9)

State Street Target Retirement 2040     K                 Allocation Fund                      SSGA Funds Management Inc.
Fund(9)

State Street Target Retirement 2045     K                 Allocation Fund                      SSGA Funds Management Inc
Fund(9)

State Street Target Retirement 2050     K                 Allocation Fund                      SSGA Funds Management Inc
Fund(9)

State Street Target Retirement 2055     K                 Allocation Fund                      SSGA Funds Management Inc
Fund(9)

State Street Target Retirement 2060     K                 Allocation Fund                      SSGA Funds Management Inc
Fund(9)

State Street Target Retirement          K                 Allocation Fund                      SSGA Funds Management Inc
Fund(9)

T. Rowe Price Blue Chip Growth          I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Blue Chip Growth          R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Equity Income Fund        I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Fund        R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income             No Load           U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Portfolio

T. Rowe Price European Stock Fund       No Load           International Equity Fund            T. Rowe Price Associates, Inc.

T. Rowe Price Financial Services        I                 Sector Equity Fund                   T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Growth Stock Fund         Advisor           U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price International Stock       R                 International Equity Fund            T. Rowe Price Associates, Inc.
Fund

T. Rowe Price International Value       Advisor           International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund

T. Rowe Price International Value       I                 International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

(9) Funds added effective February 21, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Value       R                 International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund

T. Rowe Price Mid-Cap Growth Fund       I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Fund       R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        Advisor           U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price New America Growth        I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Overseas Stock Fund       I                 International Equity Fund            T. Rowe Price Associates, Inc.

T. Rowe Price Real Estate Fund          I                 Sector Equity Fund                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2050 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      I                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement Balanced       Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced       I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced       R                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price U.S. Treasury Long-       No Load           Sector Equity Fund                   T. Rowe Price Associates, Inc.
Term Fund

Templeton Foreign Fund                  A*                International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  Advisor           International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  R                 International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  R6                International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Global Bond Fund              A*                Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Global Bond Fund              Advisor           Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Global Bond Fund              R                 Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Global Bond Fund              R6                Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Growth Fund                   A*                International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Growth Fund                   Advisor           International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Growth Fund                   R                 International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton International Bond Fund       A*                Taxable Bond Fund                    Franklin Advisers, Inc.

The Hartford Balanced Income Fund       R6                Allocation Fund                      Hartford Funds Management
                                                                                               Company, LLC

The Hartford Dividend and Growth        R6                U.S. Equity Fund                     Hartford Funds Management
Fund                                                                                           Company, LLC

The Hartford Growth Opportunities       R6                U.S. Equity Fund                     Hartford Funds Management
Fund                                                                                           Company, LLC

The Hartford International              R6                International Equity Fund            Hartford Funds Management
Opportunities Fund                                                                             Company, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
The Hartford MidCap Fund                R3                U.S. Equity Fund                     Hartford Funds Management
                                                                                               Company, LLC

The Hartford MidCap Fund                R4                U.S. Equity Fund                     Hartford Funds Management
                                                                                               Company, LLC

The Hartford MidCap Fund                R6                U.S. Equity Fund                     Hartford Funds Management
                                                                                               Company, LLC

The Hartford Total Return Bond          R6                Taxable Bond Fund                    Hartford Funds Management
Fund                                                                                           Company, LLC

The Hartford World Bond Fund            R6                Taxable Bond Fund                    Hartford Funds Management
                                                                                               Company, LLC

Thornburg Core Growth Fund              R3                U.S. Equity Fund                     Thornburg Investment
                                                                                               Management, Inc.

Thornburg Core Growth Fund              R5                U.S. Equity Fund                     Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R3                International Equity Fund            Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R5                International Equity Fund            Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R6                International Equity Fund            Thornburg Investment
                                                                                               Management, Inc.

Thornburg Investment Income             R3                Allocation Fund                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Investment Income             R5                Allocation Fund                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Investment Income             R6                Allocation Fund                      Thornburg Investment
Builder Fund(12)                                                                               Management, Inc.

Thornburg Limited Term Income           R3                Taxable Bond Fund                    Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term Income           R5                Taxable Bond Fund                    Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term Income           R6                Taxable Bond Fund                    Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term U.S.             R3                Taxable Bond Fund                    Thornburg Investment
Government Fund                                                                                Management, Inc.

Thornburg Value Fund                    R3                U.S. Equity Fund                     Thornburg Investment
                                                                                               Management, Inc.

TIAA-CREF Bond Index Fund               Institutional     Taxable Bond Fund                    Teachers Advisors LLC

TIAA-CREF Bond Index Fund               Retirement        Taxable Bond Fund                    Teachers Advisors LLC

TIAA-CREF Bond Plus Fund                Retirement        Taxable Bond Fund                    Teachers Advisors LLC

TIAA-CREF Bond Plus Fund                Institutional     Taxable Bond Fund                    Teachers Advisors LLC
Institutional Class

TIAA-CREF Emerging Markets              Retirement        International Equity Fund            Teachers Advisors LLC
Equity Index Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

(12) Fund added effective May 7, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
TIAA-CREF Growth & Income Fund          Institutional     U.S. Equity Fund                     Teachers Advisors LLC

TIAA-CREF Growth & Income Fund          Retirement        U.S. Equity Fund                     Teachers Advisors LLC

TIAA-CREF International Equity          Institutional     International Equity Fund            Teachers Advisors LLC
Index Fund

TIAA-CREF International Equity          Retirement        International Equity Fund            Teachers Advisors LLC
Index Fund

TIAA-CREF Large-Cap Growth Fund         Retirement        U.S. Equity Fund                     Teachers Advisors LLC

TIAA-CREF Large-Cap Growth              Institutional     U.S. Equity Fund                     Teachers Advisors LLC
Index Fund

TIAA-CREF Large-Cap Growth              Retirement        U.S. Equity Fund                     Teachers Advisors LLC
Index Fund

TIAA-CREF Large-Cap Value Fund          Retirement        U.S. Equity Fund                     Teachers Advisors LLC

TIAA-CREF Large-Cap Value Index         Institutional     U.S. Equity Fund                     Teachers Advisors LLC
Fund

TIAA-CREF Large-Cap Value Index         Retirement        U.S. Equity Fund                     Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2010          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2010          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2015          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2015          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2020          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2020          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2025          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2025          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2030          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2030          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2035          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2035          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2040          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2040          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2045          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2045          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2050          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2050          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2055          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2055          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2060          Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index 2060          Retirement        Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifecycle Index               Institutional     Allocation Fund                      Teachers Advisors LLC
Retirement Income Fund

TIAA-CREF Lifecycle Index               Retirement        Allocation Fund                      Teachers Advisors LLC
Retirement Income Fund

TIAA-CREF Lifestyle Aggressive          Institutional     Allocation Fund                      Teachers Advisors LLC
Growth Fund

TIAA-CREF Lifestyle Conservative        Institutional     Allocation Fund                      Teachers Advisors LLC
Fund

TIAA-CREF Lifestyle Growth Fund         Institutional     Allocation Fund                      Teachers Advisors LLC

TIAA-CREF Lifestyle Income Fund         Institutional     Allocation Fund                      Teachers Advisors LLC

TIAA-CREF Lifestyle Moderate Fund       Institutional     Allocation Fund                      Teachers Advisors LLC

TIAA-CREF Mid-Cap Growth Fund           Retirement        U.S. Equity Fund                     Teachers Advisors LLC

TIAA-CREF Real Estate Securities        Institutional     Sector Equity Fund                   Teachers Advisors LLC
Fund

TIAA-CREF Social Choice Bond            Institutional     Taxable Bond Fund                    Teachers Advisors LLC
Fund

TIAA-CREF Social Choice Bond            Retirement        Taxable Bond Fund                    Teachers Advisors LLC
Fund

TIAA-CREF Social Choice Equity          Institutional     U.S. Equity Fund                     Teachers Advisors LLC
Fund

TIAA-CREF Social Choice Equity          Retirement        U.S. Equity Fund                     Teachers Advisors LLC
Fund

TIAA-CREF Social Choice                 Institutional     International Equity Fund            Teachers Advisors LLC
International Equity Fund

Timothy Plan Conservative Growth        A*                Allocation Fund                      Timothy Partners, Ltd.
Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth Fund      A*                Allocation Fund                      Timothy Partners, Ltd.

Touchstone Flexible Income Fund         A*                Taxable Bond Fund                    Touchstone Advisors Inc.

Touchstone Focused Fund                 A*                U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Focused Fund                 Institutional     U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Focused Fund                 Y                 U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Growth Opportunities         A*                U.S. Equity Fund                     Touchstone Advisors Inc.
Fund

Touchstone Large Cap Focused            Institutional     U.S. Equity Fund                     Touchstone Advisors Inc.
Fund

Touchstone Mid Cap Growth Fund          A*                U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Mid Cap Growth Fund          Institutional     U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Sustainability and           A*                International Equity Fund            Touchstone Advisors Inc.
Impact Equity Fund

Touchstone Value Fund                   A*                U.S. Equity Fund                     Touchstone Advisors Inc.

Vanguard 500 Index Fund                 Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Balanced Index Fund            Admiral           Allocation Fund                      Vanguard Group, Inc.

Vanguard Developed Markets Index        Admiral           International Equity Fund            Vanguard Group, Inc.
Fund

Vanguard Emerging Markets Stock         Admiral           International Equity Fund            Vanguard Group, Inc.
Index Fund

Vanguard Energy Fund                    Admiral           Sector Equity Fund                   Wellington Management
                                                                                               Company LLP; The Vanguard
                                                                                               Group, Inc.

Vanguard Equity Income Fund             Admiral           U.S. Equity Fund                     Wellington Management
                                                                                               Company LLP; The Vanguard
                                                                                               Group, Inc.

Vanguard Explorer Fund                  Admiral           U.S. Equity Fund                     ArrowMark Colorado Holdings,
                                                                                               LLC (ArrowMark Partners);
                                                                                               Vanguard Group, Inc; Wellington
                                                                                               Management Company LLP;
                                                                                               Stephens Inv Mgmt Group LLC

Vanguard Extended Market Index          Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard FTSE All-World ex-US           Admiral           International Equity Fund            Vanguard Group Inc.
Index Fund

Vanguard FTSE Social Index Fund(2)      Investor          U.S. Equity Fund                     Vanguard Group Inc.

Vanguard GNMA Fund                      Admiral           Taxable Bond Fund                    Vanguard Group, Inc.

Vanguard Growth Index Fund              Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Health Care Fund               Admiral           Sector Equity Fund                   Wellington Management
                                                                                               Company LLP

Vanguard High-Yield Corporate           Admiral           Taxable Bond Fund                    Wellington Management
Fund                                                                                           Company LLP

(1) Please refer to the Fund prospectus for a description of the class designation.

(2) Funds added effective April 25, 2019.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Vanguard Inflation-Protected            Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Securities Fund

Vanguard Intermediate-Term Bond         Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Index Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Investment-Grade Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Treasury Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Treasury Index Fund

Vanguard International Growth           Admiral           International Equity Fund            Baillie Gifford Overseas
Fund                                                                                           Limited;Schroder Investment
                                                                                               Mgnt NA Inc

Vanguard LifeStrategy Conservative      Investor          Allocation Fund                      Vanguard Group, Inc.
Growth Fund

Vanguard LifeStrategy Growth Fund       Investor          Allocation Fund                      Vanguard Group, Inc.

Vanguard LifeStrategy Income Fund       Investor          Allocation Fund                      Vanguard Group, Inc.

Vanguard LifeStrategy Moderate          Investor          Allocation Fund                      Vanguard Group, Inc.
Growth Fund

Vanguard Long-Term Investment-          Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Grade Fund

Vanguard Materials Index Fund           Admiral           Sector Equity Fund                   Vanguard Group, Inc.

Vanguard Mid-Cap Growth Fund            Investor          U.S. Equity Fund                     Vanguard Group Inc

Vanguard Mid-Cap Index Fund             Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard REIT Index Fund                Admiral           Sector Equity Fund                   Vanguard Group, Inc.

Vanguard Selected Value Fund            Investor          U.S. Equity Fund                     Barrow, Hanley, Mewhinney &
                                                                                               Strauss, LLC; Donald Smith &
                                                                                               Co., Inc.; Pzena Investment
                                                                                               Management, LLC

Vanguard Short-Term Federal Fund        Admiral           Taxable Bond Fund                    Vanguard Group Inc

Vanguard Short Term Federal Fund        Investor          Taxable Bond Fund                    Vanguard Group, Inc.

Vanguard Small-Cap Growth Index         Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Small-Cap Index Fund           Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Small-Cap Value Index          Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2015         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2020         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2025         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2030         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Vanguard Target Retirement 2035         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2040         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2045         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2050         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2055         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2060         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2065         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement Income       Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Total Bond Market Index        Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Fund

Vanguard Total International Bond       Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Index Fund

Vanguard Total International Stock      Admiral           International Equity Fund            Vanguard Group, Inc.
Index Fund

Vanguard Total Stock Market Index       Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard U.S Growth Fund                Admiral           U.S. Equity Fund                     Baillie Gifford Overseas Ltd ;
                                                                                               Jackson Square Partners, LLC;
                                                                                               Jennison Associates LLC;
                                                                                               Wellington Management
                                                                                               Company LLP; William Blair
                                                                                               Investment Management, LLC

Vanguard Value Index Fund               Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard VIF Small Company              No Load           U.S. Equity Fund                     ArrowMark Colorado Holdings,
Growth Portfolio                                                                               LLC (ArrowMark Partners);
                                                                                               Vanguard Group Inc.

Vanguard Wellesley Income Fund          Admiral           Allocation Fund                      Wellington Management
                                                                                               Company LLP

Vanguard Wellington Fund                Admiral           Allocation Fund                      Vanguard Group, Inc.

Victory Integrity Mid-Cap Value         R6                U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Integrity Small-Cap Value       R6                U.S. Equity Fund                     Victory Capital Management Inc.
Fund(4)

Victory RS Small Cap Growth Fund        R6                U.S. Equity Fund                     Victory Capital Management Inc.

Victory Sophus Emerging Markets         R6                International Equity Fund            Victory Capital Management Inc.
Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Victory Sycamore Established Value      A*                U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Established Value      R                 U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Established Value      R6                U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Small Company          A*                U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          R                 U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          R6                U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Trivalent International         R6                International Equity Fund            Victory Capital Management Inc.
Fund-Core Equity

Victory Trivalent International         A*                International Equity Fund            Victory Capital Management Inc.
Small-Cap Fund

Victory Trivalent International         R6                International Equity Fund            Victory Capital Management Inc.
Small-Cap Fund

Virtus Ceredex Large Cap Value          A*                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Large Cap Value          Institutional     U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Large Cap Value          R6                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Mid-Cap Value            A*                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Mid-Cap Value            Institutional     U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Mid-Cap Value            R6                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Small Cap Value          A*                U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Ceredex Small Cap Value          Institutional     U.S. Equity Fund                     Virtus Fund Advisers, LLC
Equity Fund

Virtus Seix High Income Fund            A*                Taxable Bond Fund                    Virtus Fund Advisers, LLC

Virtus Seix High Income Fund            R                 Taxable Bond Fund                    Virtus Fund Advisers, LLC

Virtus Seix Total Return Bond Fund      A*                Taxable Bond Fund                    Virtus Fund Advisers, LLC

Virtus Seix Total Return Bond Fund      R                 Taxable Bond Fund                    Virtus Fund Advisers, LLC

Virtus Seix Total Return Bond Fund      R6                Taxable Bond Fund                    Virtus Fund Advisers, LLC

Virtus Vontobel Emerging Markets        R6                International Equity Fund            Virtus Investment Advisers, Inc.
Opportunities Fund

Wells Fargo International Equity        R6                International Equity Fund            Wells Fargo Funds Management
Fund(4)                                                                                        LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Special Mid Cap Value       R6                U.S. Equity Fund                     Wells Fargo Funds Management
Fund(4)                                                                                        LLC

Wells Fargo Special Small Cap Value     R6                U.S. Equity Fund                     Wells Fargo Funds Management
Fund(4)                                                                                        LLC

Western Asset Core Plus Bond Fund       FI                Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond Fund       IS                Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond Fund       Institutional     Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond Fund       R                 Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC

William Blair Small-Mid Cap             Institutional     U.S. Equity Fund                     William Blair Investment
Growth Fund(9)                                                                                 Management, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective September 20, 2018.

(9) Funds added effective February 21, 2019.

*  Load Waived

REVENUE AUL RECEIVES

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund's, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12B-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds, AUL and AUL's affiliate broker dealer, OneAmerica Securities, Inc.
(OAS), OAS receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) or the underlying Fund may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.





                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to
(6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's

Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

    (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT


CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."


CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement

Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions or in seven (7) approximately equal installments over six
(6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i - j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i - j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j - i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract
Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.


ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account, and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.


ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

  (2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

  (3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the

       Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

  (11) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                               ANNUITY PERIOD


GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

                         THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.


INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT


IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).


GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
      (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

     (2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.

                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) PLANS

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.


408 AND 408A PROGRAMS


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund, portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS

Financial statements of AUL as of December 31, 2018, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY.............................................................................       3
DISTRIBUTION OF CONTRACTS...................................................................................       3
CUSTODY OF ASSETS...........................................................................................       3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.................................................................       3
403(b) Programs.............................................................................................       3
408 and 408A Programs.......................................................................................       4
457 Programs................................................................................................       5
Employee Benefit Plans......................................................................................       5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................................................       5
FINANCIAL STATEMENTS........................................................................................       5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368


                                 PROSPECTUS


                             Dated: May 1, 2019
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL


RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM

(C) 2019 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           P-12784     5/1/19

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269


                                                                     May 1, 2019

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2019


                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE
                          INDIANAPOLIS, INDIANA 46206-0368
                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2019.


A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    3
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             3
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. The Variable Fund is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 ("IRC") or Section 403(b) of the IRC.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority ("FINRA").

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $18,500 for 2018. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $55,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $55,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,500, or (b) 100 percent of the Participant's includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $55,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2018 is $3,450 for an individual and $6,850 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2017 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2018 are included in this Statement of Additional Information.



                          AUL AMERICAN UNIT TRUST
                AB HIGH INCOME FUND ADVISOR CLASS - 01859M408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,640,071  $     2,942,129          336,327
                                                       ===============  ===============
Receivables: investments sold                   1,462
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,641,533
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,641,533       2,294,382  $          1.15
Band 100                                         --              --             1.17
Band 75                                          --              --             1.18
Band 50                                          --              --             1.20
Band 25                                          --              --             1.22
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     2,641,533       2,294,382
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        265,343
Mortality & expense charges                                                           (50,254)
                                                                             -----------------
Net investment income (loss)                                                          215,089
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (94,990)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (362,280)
                                                                             -----------------
Net gain (loss)                                                                      (457,270)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (242,181)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        215,089   $        401,375
Net realized gain (loss)                                          (94,990)            14,016
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (362,280)           201,670
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (242,181)           617,061
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          721,134          3,309,594
Cost of units redeemed                                         (5,196,625)        (6,643,025)
Account charges                                                    (5,986)           (39,714)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,481,477)        (3,373,145)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,723,658)        (2,756,084)
Net assets, beginning                                           7,365,191         10,121,275
                                                         -----------------  -----------------
Net assets, ending                                       $      2,641,533   $      7,365,191
                                                         =================  =================

Units sold                                                        642,796          4,905,808
Units redeemed                                                 (4,315,335)        (7,700,128)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,672,539)        (2,794,320)
Units outstanding, beginning                                    5,966,921          8,761,241
                                                         -----------------  -----------------
Units outstanding, ending                                       2,294,382          5,966,921
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     26,409,023
Cost of units redeemed/account charges                                           (24,976,951)
Net investment income (loss)                                                       1,872,506
Net realized gain (loss)                                                            (420,084)
Realized gain distributions                                                           59,097
Net change in unrealized appreciation (depreciation)                                (302,058)
                                                                            -----------------
Net assets                                                                  $      2,641,533
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15               2,294  $            2,642               1.25%               -6.7%
12/31/2017                     1.23               5,967               7,365               1.25%                6.8%
12/31/2016                     1.16               8,761              10,121               1.25%               14.1%
12/31/2015                     1.01               7,210               7,302               1.25%               -4.9%
12/31/2014                     1.06               6,207               6,610               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%               -6.5%
12/31/2017                     1.25                   0                   0               1.00%                7.1%
12/31/2016                     1.17                   0                   0               1.00%               14.3%
12/31/2015                     1.02                   0                   0               1.00%               -4.7%
12/31/2014                     1.07                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -6.3%
12/31/2017                     1.26                   0                   0               0.75%                7.4%
12/31/2016                     1.18                   0                   0               0.75%               14.6%
12/31/2015                     1.03                   0                   0               0.75%               -4.4%
12/31/2014                     1.07                   0                   0               0.75%                2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.50%               -6.0%
12/31/2017                     1.28                   0                   0               0.50%                7.6%
12/31/2016                     1.19                   0                   0               0.50%               14.9%
12/31/2015                     1.03                   0                   0               0.50%               -4.2%
12/31/2014                     1.08                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -5.8%
12/31/2017                     1.29                   0                   0               0.25%                7.9%
12/31/2016                     1.20                   0                   0               0.25%               15.2%
12/31/2015                     1.04                   0                   0               0.25%               -3.9%
12/31/2014                     1.08                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -5.5%
12/31/2017                     1.31                   0                   0               0.00%                8.2%
12/31/2016                     1.21                   0                   0               0.00%               15.5%
12/31/2015                     1.05                   0                   0               0.00%               -3.7%
12/31/2014                     1.09                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.3%
    2017        5.8%
    2016        7.2%
    2015        7.4%
    2014        8.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AB CORE OPPORTUNITIES FUND R CLASS - 01879K408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,206,381  $      1,337,195           74,467
                                                      ================  ===============
Receivables: investments sold                    606
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,206,987
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      678,360         297,592  $          2.28
Band 100                                        --              --             2.36
Band 75                                         --              --             2.44
Band 50                                         --              --             2.52
Band 25                                         --              --             2.61
Band 0                                     528,627         195,611             2.70
                                    --------------  --------------
 Total                              $    1,206,987         493,203
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             64
Mortality & expense charges                                                           (9,379)
                                                                            -----------------
Net investment income (loss)                                                          (9,315)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,554
Realized gain distributions                                                          188,058
Net change in unrealized appreciation (depreciation)                                (240,073)
                                                                            -----------------
Net gain (loss)                                                                      (40,461)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (49,776)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,315)  $         (8,176)
Net realized gain (loss)                                           11,554             46,465
Realized gain distributions                                       188,058            116,041
Net change in unrealized appreciation (depreciation)             (240,073)            65,203
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (49,776)           219,533
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          248,361            243,654
Cost of units redeemed                                           (123,515)          (296,263)
Account charges                                                      (219)              (340)
                                                         -----------------  -----------------
Increase (decrease)                                               124,627            (52,949)
                                                         -----------------  -----------------
Net increase (decrease)                                            74,851            166,584
Net assets, beginning                                           1,132,136            965,552
                                                         -----------------  -----------------
Net assets, ending                                       $      1,206,987   $      1,132,136
                                                         =================  =================

Units sold                                                        100,590            122,686
Units redeemed                                                    (49,928)          (139,295)
                                                         -----------------  -----------------
Net increase (decrease)                                            50,662            (16,609)
Units outstanding, beginning                                      442,541            459,150
                                                         -----------------  -----------------
Units outstanding, ending                                         493,203            442,541
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,044,762
Cost of units redeemed/account charges                                           (1,308,802)
Net investment income (loss)                                                        (51,119)
Net realized gain (loss)                                                            172,070
Realized gain distributions                                                         480,890
Net change in unrealized appreciation (depreciation)                               (130,814)
                                                                            ----------------
Net assets                                                                  $     1,206,987
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                 298  $              678               1.25%               -4.3%
12/31/2017                     2.38                 251                 597               1.25%               20.7%
12/31/2016                     1.97                 265                 522               1.25%                6.3%
12/31/2015                     1.86                 275                 510               1.25%                3.8%
12/31/2014                     1.79                 395                 706               1.25%               10.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.36                   0  $                0               1.00%               -4.1%
12/31/2017                     2.46                   1                   1               1.00%               21.1%
12/31/2016                     2.03                   1                   2               1.00%                6.6%
12/31/2015                     1.91                   8                  14               1.00%                4.1%
12/31/2014                     1.83                   0                   0               1.00%               11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               0.75%               -3.8%
12/31/2017                     2.54                   0                   0               0.75%               21.4%
12/31/2016                     2.09                   0                   0               0.75%                6.8%
12/31/2015                     1.96                   0                   0               0.75%                4.4%
12/31/2014                     1.88                   0                   0               0.75%               11.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.50%               -3.6%
12/31/2017                     2.62                   0                   0               0.50%               21.7%
12/31/2016                     2.15                   0                   0               0.50%                7.1%
12/31/2015                     2.01                   0                   0               0.50%                4.6%
12/31/2014                     1.92                   0                   0               0.50%               11.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.25%               -3.3%
12/31/2017                     2.70                   0                   0               0.25%               22.0%
12/31/2016                     2.22                   0                   0               0.25%                7.4%
12/31/2015                     2.06                   0                   0               0.25%                4.9%
12/31/2014                     1.97                   0                   0               0.25%               12.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                 196  $              529               0.00%               -3.1%
12/31/2017                     2.79                 191                 534               0.00%               22.3%
12/31/2016                     2.28                 194                 441               0.00%                7.6%
12/31/2015                     2.12                   1                   2               0.00%                5.1%
12/31/2014                     2.02                   1                   2               0.00%               12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              AB INTERNATIONAL GROWTH FUND R CLASS - 01879X509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        460,162  $       514,521           33,272
                                                       ===============  ===============
Receivables: investments sold                      99
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        460,261
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        51,830          41,628  $         1.25
Band 100                                    14,010          10,875            1.29
Band 75                                         --              --            1.33
Band 50                                    394,421         286,023            1.38
Band 25                                         --              --            1.43
Band 0                                          --              --            1.48
                                   ---------------  --------------
 Total                             $       460,261         338,526
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (3,352)
                                                                            -----------------
Net investment income (loss)                                                          (3,352)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,963
Realized gain distributions                                                           59,239
Net change in unrealized appreciation (depreciation)                                (181,734)
                                                                            -----------------
Net gain (loss)                                                                     (101,532)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (104,884)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,352)  $         (3,412)
Net realized gain (loss)                                           20,963             12,412
Realized gain distributions                                        59,239                 --
Net change in unrealized appreciation (depreciation)             (181,734)           153,283
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (104,884)           162,283
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           24,828             84,142
Cost of units redeemed                                           (123,917)           (86,763)
Account charges                                                       (85)              (103)
                                                         -----------------  -----------------
Increase (decrease)                                               (99,174)            (2,724)
                                                         -----------------  -----------------
Net increase (decrease)                                          (204,058)           159,559
Net assets, beginning                                             664,319            504,760
                                                         -----------------  -----------------
Net assets, ending                                       $        460,261   $        664,319
                                                         =================  =================

Units sold                                                         15,959             57,108
Units redeemed                                                    (76,332)           (62,372)
                                                         -----------------  -----------------
Net increase (decrease)                                           (60,373)            (5,264)
Units outstanding, beginning                                      398,899            404,163
                                                         -----------------  -----------------
Units outstanding, ending                                         338,526            398,899
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       9,385,293
Cost of units redeemed/account charges                                             (6,954,342)
Net investment income (loss)                                                           36,319
Net realized gain (loss)                                                           (2,622,023)
Realized gain distributions                                                           669,373
Net change in unrealized appreciation (depreciation)                                  (54,359)
                                                                            ------------------
Net assets                                                                  $         460,261
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                  42  $               52               1.25%              -18.6%
12/31/2017                     1.53                  36                  55               1.25%               32.4%
12/31/2016                     1.16                  35                  41               1.25%               -8.6%
12/31/2015                     1.26                 169                 213               1.25%               -3.6%
12/31/2014                     1.31                 166                 218               1.25%               -2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                  11  $               14               1.00%              -18.4%
12/31/2017                     1.58                  11                  17               1.00%               32.8%
12/31/2016                     1.19                  13                  15               1.00%               -8.3%
12/31/2015                     1.30                  14                  19               1.00%               -3.4%
12/31/2014                     1.34                  37                  49               1.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%              -18.2%
12/31/2017                     1.63                   0                   0               0.75%               33.1%
12/31/2016                     1.22                   0                   0               0.75%               -8.1%
12/31/2015                     1.33                   0                   0               0.75%               -3.1%
12/31/2014                     1.37                   0                   0               0.75%               -2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                 286  $              394               0.50%              -18.0%
12/31/2017                     1.68                 352                 593               0.50%               33.4%
12/31/2016                     1.26                 356                 449               0.50%               -7.9%
12/31/2015                     1.37                 375                 513               0.50%               -2.9%
12/31/2014                     1.41                 397                 559               0.50%               -2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.25%              -17.8%
12/31/2017                     1.74                   0                   0               0.25%               33.8%
12/31/2016                     1.30                   0                   0               0.25%               -7.6%
12/31/2015                     1.40                   0                   0               0.25%               -2.6%
12/31/2014                     1.44                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.00%              -17.6%
12/31/2017                     1.79                   0                   0               0.00%               34.1%
12/31/2016                     1.34                   0                   0               0.00%               -7.4%
12/31/2015                     1.44                   0                   0               0.00%               -2.4%
12/31/2014                     1.48                   0                   0               0.00%               -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.3%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                AB SMALL CAP GROWTH FUND R CLASS - 01877E602

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,234,306  $      1,449,576           29,828
                                                      ================  ===============
Receivables: investments sold                 20,385
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,254,691
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      966,901         315,055  $          3.07
Band 100                                   287,790          90,632             3.18
Band 75                                         --              --             3.29
Band 50                                         --              --             3.40
Band 25                                         --              --             3.52
Band 0                                          --              --             3.64
                                    --------------  --------------
 Total                              $    1,254,691         405,687
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (19,051)
                                                                            ----------------
Net investment income (loss)                                                        (19,051)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            257,476
Realized gain distributions                                                         211,086
Net change in unrealized appreciation (depreciation)                               (409,794)
                                                                            ----------------
Net gain (loss)                                                                      58,768
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        39,717
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,051)  $        (33,664)
Net realized gain (loss)                                          257,476            226,223
Realized gain distributions                                       211,086            216,429
Net change in unrealized appreciation (depreciation)             (409,794)           368,065
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  39,717            777,053
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          634,219            523,515
Cost of units redeemed                                         (1,333,342)        (2,438,927)
Account charges                                                      (408)            (2,059)
                                                         -----------------  -----------------
Increase (decrease)                                              (699,531)        (1,917,471)
                                                         -----------------  -----------------
Net increase (decrease)                                          (659,814)        (1,140,418)
Net assets, beginning                                           1,914,505          3,054,923
                                                         -----------------  -----------------
Net assets, ending                                       $      1,254,691   $      1,914,505
                                                         =================  =================

Units sold                                                        183,233            191,776
Units redeemed                                                   (381,897)          (867,253)
                                                         -----------------  -----------------
Net increase (decrease)                                          (198,664)          (675,477)
Units outstanding, beginning                                      604,351          1,279,828
                                                         -----------------  -----------------
Units outstanding, ending                                         405,687            604,351
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,807,106
Cost of units redeemed/account charges                                            (9,769,024)
Net investment income (loss)                                                        (237,778)
Net realized gain (loss)                                                           1,215,099
Realized gain distributions                                                        1,454,558
Net change in unrealized appreciation (depreciation)                                (215,270)
                                                                            -----------------
Net assets                                                                  $      1,254,691
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.07                 315  $              967               1.25%               -2.6%
12/31/2017                     3.15                 493               1,554               1.25%               32.4%
12/31/2016                     2.38               1,127               2,680               1.25%                4.8%
12/31/2015                     2.27               1,215               2,758               1.25%               -2.8%
12/31/2014                     2.33               1,111               2,594               1.25%               -3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.18                  91  $              288               1.00%               -2.3%
12/31/2017                     3.25                 111                 361               1.00%               32.8%
12/31/2016                     2.45                 151                 369               1.00%                5.1%
12/31/2015                     2.33                 199                 463               1.00%               -2.5%
12/31/2014                     2.39                 198                 474               1.00%               -3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.29                   0  $                0               0.75%               -2.1%
12/31/2017                     3.35                   0                   0               0.75%               33.1%
12/31/2016                     2.52                   0                   0               0.75%                5.3%
12/31/2015                     2.39                   0                   0               0.75%               -2.3%
12/31/2014                     2.45                   0                   0               0.75%               -2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.40                   0  $                0               0.50%               -1.8%
12/31/2017                     3.46                   0                   0               0.50%               33.4%
12/31/2016                     2.59                   0                   0               0.50%                5.6%
12/31/2015                     2.46                   0                   0               0.50%               -2.0%
12/31/2014                     2.51                   0                   0               0.50%               -2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.52                   0  $                0               0.25%               -1.6%
12/31/2017                     3.57                   0                   0               0.25%               33.8%
12/31/2016                     2.67                   0                   0               0.25%                5.9%
12/31/2015                     2.52                   0                   0               0.25%               -1.8%
12/31/2014                     2.57                   0                   0               0.25%               -2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.64                   0  $                0               0.00%               -1.3%
12/31/2017                     3.69                   0                   0               0.00%               34.1%
12/31/2016                     2.75                   2                   6               0.00%                6.1%
12/31/2015                     2.59                 152                 394               0.00%               -1.6%
12/31/2014                     2.63                 116                 306               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                AB DISCOVERY GROWTH FUND R CLASS - 018636506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        998,629  $     1,162,846          123,592
                                                       ===============  ===============
Receivables: investments sold                      74
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        998,703
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       762,827         306,512  $         2.49
Band 100                                   152,778          59,333            2.57
Band 75                                         --              --            2.66
Band 50                                     83,098          30,147            2.76
Band 25                                         --              --            2.85
Band 0                                          --              --            2.95
                                   ---------------  --------------
 Total                             $       998,703         395,992
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (14,812)
                                                                            ----------------
Net investment income (loss)                                                        (14,812)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            157,323
Realized gain distributions                                                         182,543
Net change in unrealized appreciation (depreciation)                               (379,374)
                                                                            ----------------
Net gain (loss)                                                                     (39,508)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (54,320)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,812)  $        (23,944)
Net realized gain (loss)                                          157,323            171,890
Realized gain distributions                                       182,543            117,637
Net change in unrealized appreciation (depreciation)             (379,374)           276,385
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (54,320)           541,968
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          355,076            269,389
Cost of units redeemed                                           (824,251)        (1,907,239)
Account charges                                                      (322)            (1,033)
                                                         -----------------  -----------------
Increase (decrease)                                              (469,497)        (1,638,883)
                                                         -----------------  -----------------
Net increase (decrease)                                          (523,817)        (1,096,915)
Net assets, beginning                                           1,522,520          2,619,435
                                                         -----------------  -----------------
Net assets, ending                                       $        998,703   $      1,522,520
                                                         =================  =================

Units sold                                                        122,151            119,535
Units redeemed                                                   (295,182)          (832,358)
                                                         -----------------  -----------------
Net increase (decrease)                                          (173,031)          (712,823)
Units outstanding, beginning                                      569,023          1,281,846
                                                         -----------------  -----------------
Units outstanding, ending                                         395,992            569,023
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,367,716
Cost of units redeemed/account charges                                           (9,316,577)
Net investment income (loss)                                                       (192,323)
Net realized gain (loss)                                                            276,951
Realized gain distributions                                                       1,027,153
Net change in unrealized appreciation (depreciation)                               (164,217)
                                                                            ----------------
Net assets                                                                  $       998,703
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.49                 307  $              763               1.25%               -6.1%
12/31/2017                     2.65                 468               1,241               1.25%               30.4%
12/31/2016                     2.03               1,158               2,355               1.25%                3.1%
12/31/2015                     1.97               1,647               3,249               1.25%               -2.5%
12/31/2014                     2.02               1,334               2,697               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                  59  $              153               1.00%               -5.9%
12/31/2017                     2.74                  71                 194               1.00%               30.7%
12/31/2016                     2.09                  83                 174               1.00%                3.3%
12/31/2015                     2.03                 206                 418               1.00%               -2.2%
12/31/2014                     2.07                 205                 424               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                   0  $                0               0.75%               -5.7%
12/31/2017                     2.82                   0                   0               0.75%               31.0%
12/31/2016                     2.16                   0                   0               0.75%                3.6%
12/31/2015                     2.08                   0                   0               0.75%               -2.0%
12/31/2014                     2.12                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.76                  30  $               83               0.50%               -5.4%
12/31/2017                     2.91                  30                  88               0.50%               31.3%
12/31/2016                     2.22                  41                  91               0.50%                3.9%
12/31/2015                     2.14                  42                  90               0.50%               -1.7%
12/31/2014                     2.17                  43                  93               0.50%                1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.85                   0  $                0               0.25%               -5.2%
12/31/2017                     3.01                   0                   0               0.25%               31.7%
12/31/2016                     2.28                   0                   0               0.25%                4.1%
12/31/2015                     2.19                   0                   0               0.25%               -1.5%
12/31/2014                     2.23                   0                   0               0.25%                2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.95                   0  $                0               0.00%               -4.9%
12/31/2017                     3.10                   0                   0               0.00%               32.0%
12/31/2016                     2.35                   0                   0               0.00%                4.4%
12/31/2015                     2.25                 304                 686               0.00%               -1.2%
12/31/2014                     2.28                 144                 328               0.00%                2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                      AB VALUE FUND R CLASS - 018915504

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         61,561  $        65,005            4,728
                                                       ===============  ===============
Receivables: investments sold                      17
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         61,578
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       57,329          45,700  $          1.25
Band 100                                     4,249           3,274             1.30
Band 75                                         --              --             1.34
Band 50                                         --              --             1.39
Band 25                                         --              --             1.44
Band 0                                          --              --             1.49
                                    --------------  --------------
 Total                              $       61,578          48,974
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            352
Mortality & expense charges                                                              (928)
                                                                             -----------------
Net investment income (loss)                                                             (576)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,198
Realized gain distributions                                                             2,206
Net change in unrealized appreciation (depreciation)                                  (15,948)
                                                                             -----------------
Net gain (loss)                                                                       (11,544)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (12,120)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (576)  $           (407)
Net realized gain (loss)                                            2,198                675
Realized gain distributions                                         2,206                 --
Net change in unrealized appreciation (depreciation)              (15,948)             8,010
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (12,120)             8,278
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,582              8,650
Cost of units redeemed                                            (14,314)            (5,813)
Account charges                                                       (90)              (126)
                                                         -----------------  -----------------
Increase (decrease)                                                (6,822)             2,711
                                                         -----------------  -----------------
Net increase (decrease)                                           (18,942)            10,989
Net assets, beginning                                              80,520             69,531
                                                         -----------------  -----------------
Net assets, ending                                       $         61,578   $         80,520
                                                         =================  =================

Units sold                                                          5,210              6,236
Units redeemed                                                     (9,539)            (4,281)
                                                         -----------------  -----------------
Net increase (decrease)                                            (4,329)             1,955
Units outstanding, beginning                                       53,303             51,348
                                                         -----------------  -----------------
Units outstanding, ending                                          48,974             53,303
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        586,426
Cost of units redeemed/account charges                                               (544,432)
Net investment income (loss)                                                              105
Net realized gain (loss)                                                                6,509
Realized gain distributions                                                            16,414
Net change in unrealized appreciation (depreciation)                                   (3,444)
                                                                             -----------------
Net assets                                                                   $         61,578
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                  46  $               57               1.25%              -16.6%
12/31/2017                     1.50                  45                  68               1.25%               11.5%
12/31/2016                     1.35                  43                  58               1.25%                9.1%
12/31/2015                     1.24                  55                  68               1.25%               -9.2%
12/31/2014                     1.36                  53                  72               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   3  $                4               1.00%              -16.3%
12/31/2017                     1.55                   8                  12               1.00%               11.8%
12/31/2016                     1.39                   8                  11               1.00%                9.4%
12/31/2015                     1.27                  57                  73               1.00%               -8.9%
12/31/2014                     1.39                  57                  80               1.00%               10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.75%              -16.1%
12/31/2017                     1.60                   0                   0               0.75%               12.1%
12/31/2016                     1.43                   0                   0               0.75%                9.6%
12/31/2015                     1.30                   0                   0               0.75%               -8.7%
12/31/2014                     1.43                   0                   0               0.75%               10.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%              -15.9%
12/31/2017                     1.65                   0                   0               0.50%               12.4%
12/31/2016                     1.47                   0                   0               0.50%                9.9%
12/31/2015                     1.34                   0                   0               0.50%               -8.5%
12/31/2014                     1.46                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -15.7%
12/31/2017                     1.71                   0                   0               0.25%               12.7%
12/31/2016                     1.51                   0                   0               0.25%               10.2%
12/31/2015                     1.37                   0                   0               0.25%               -8.2%
12/31/2014                     1.50                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.00%              -15.5%
12/31/2017                     1.76                   0                   0               0.00%               12.9%
12/31/2016                     1.56                   0                   0               0.00%               10.5%
12/31/2015                     1.41                   0                   0               0.00%               -8.0%
12/31/2014                     1.53                   0                   0               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.6%
    2016        0.6%
    2015        0.6%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 AB DISCOVERY VALUE FUND R CLASS - 018914507

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,518,377  $      1,797,552           90,703
                                                      ================  ===============
Receivables: investments sold                    283
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,518,660
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      960,944         437,751  $          2.20
Band 100                                   179,619          79,086             2.27
Band 75                                         --              --             2.35
Band 50                                    378,097         155,514             2.43
Band 25                                         --              --             2.52
Band 0                                          --              --             2.60
                                    --------------  --------------
 Total                              $    1,518,660         672,351
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (19,020)
                                                                            -----------------
Net investment income (loss)                                                         (19,020)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,950
Realized gain distributions                                                          168,201
Net change in unrealized appreciation (depreciation)                                (461,242)
                                                                            -----------------
Net gain (loss)                                                                     (280,091)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (299,111)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,020)  $        (18,919)
Net realized gain (loss)                                           12,950             32,948
Realized gain distributions                                       168,201            115,258
Net change in unrealized appreciation (depreciation)             (461,242)            62,622
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (299,111)           191,909
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           94,832            261,029
Cost of units redeemed                                           (185,751)          (302,232)
Account charges                                                      (189)              (210)
                                                         -----------------  -----------------
Increase (decrease)                                               (91,108)           (41,413)
                                                         -----------------  -----------------
Net increase (decrease)                                          (390,219)           150,496
Net assets, beginning                                           1,908,879          1,758,383
                                                         -----------------  -----------------
Net assets, ending                                       $      1,518,660   $      1,908,879
                                                         =================  =================

Units sold                                                         35,995            107,709
Units redeemed                                                    (69,123)          (125,221)
                                                         -----------------  -----------------
Net increase (decrease)                                           (33,128)           (17,512)
Units outstanding, beginning                                      705,479            722,991
                                                         -----------------  -----------------
Units outstanding, ending                                         672,351            705,479
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,933,153
Cost of units redeemed/account charges                                           (3,130,554)
Net investment income (loss)                                                       (119,138)
Net realized gain (loss)                                                            305,319
Realized gain distributions                                                         809,055
Net change in unrealized appreciation (depreciation)                               (279,175)
                                                                            ----------------
Net assets                                                                  $     1,518,660
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                 438  $              961               1.25%              -16.6%
12/31/2017                     2.63                 444               1,168               1.25%               10.9%
12/31/2016                     2.37                 492               1,167               1.25%               22.4%
12/31/2015                     1.94                 223                 433               1.25%               -7.4%
12/31/2014                     2.09                 359                 753               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                  79  $              180               1.00%              -16.4%
12/31/2017                     2.72                  95                 257               1.00%               11.1%
12/31/2016                     2.44                  59                 144               1.00%               22.7%
12/31/2015                     1.99                  60                 120               1.00%               -7.1%
12/31/2014                     2.15                  64                 137               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.75%              -16.2%
12/31/2017                     2.80                   0                   0               0.75%               11.4%
12/31/2016                     2.52                   0                   0               0.75%               23.0%
12/31/2015                     2.05                   0                   0               0.75%               -6.9%
12/31/2014                     2.20                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                 156  $              378               0.50%              -16.0%
12/31/2017                     2.89                 167                 483               0.50%               11.7%
12/31/2016                     2.59                 173                 447               0.50%               23.3%
12/31/2015                     2.10                 179                 377               0.50%               -6.7%
12/31/2014                     2.25                 183                 411               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.25%              -15.8%
12/31/2017                     2.99                   0                   0               0.25%               12.0%
12/31/2016                     2.67                   0                   0               0.25%               23.6%
12/31/2015                     2.16                   0                   0               0.25%               -6.4%
12/31/2014                     2.31                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                   0  $                0               0.00%              -15.6%
12/31/2017                     3.08                   0                   0               0.00%               12.2%
12/31/2016                     2.75                   0                   0               0.00%               23.9%
12/31/2015                     2.22                   0                   0               0.00%               -6.2%
12/31/2014                     2.36                   0                   0               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AB INTERNATIONAL VALUE FUND R CLASS - 018913509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       159,502  $        201,952           14,127
                                                      ================  ===============
Receivables: investments sold                    209
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       159,711
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       158,872         176,895  $         0.90
Band 100                                       839             903            0.93
Band 75                                         --              --            0.96
Band 50                                         --              --            0.99
Band 25                                         --              --            1.03
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       159,711         177,798
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,757)
                                                                             -----------------
Net investment income (loss)                                                           (2,757)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,605
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (66,689)
                                                                             -----------------
Net gain (loss)                                                                       (60,084)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (62,841)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,757)  $            196
Net realized gain (loss)                                            6,605             13,502
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (66,689)            28,335
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (62,841)            42,033
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          159,804             14,213
Cost of units redeemed                                            (89,783)          (166,121)
Account charges                                                      (170)            (3,370)
                                                         -----------------  -----------------
Increase (decrease)                                                69,851           (155,278)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,010           (113,245)
Net assets, beginning                                             152,701            265,946
                                                         -----------------  -----------------
Net assets, ending                                       $        159,711   $        152,701
                                                         =================  =================

Units sold                                                        133,844             15,140
Units redeemed                                                    (84,530)          (161,724)
                                                         -----------------  -----------------
Net increase (decrease)                                            49,314           (146,584)
Units outstanding, beginning                                      128,484            275,068
                                                         -----------------  -----------------
Units outstanding, ending                                         177,798            128,484
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,287,928
Cost of units redeemed/account charges                                            (1,808,998)
Net investment income (loss)                                                          33,164
Net realized gain (loss)                                                            (371,234)
Realized gain distributions                                                           61,301
Net change in unrealized appreciation (depreciation)                                 (42,450)
                                                                            -----------------
Net assets                                                                  $        159,711
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                 177  $              159               1.25%              -24.4%
12/31/2017                     1.19                 128                 152               1.25%               22.9%
12/31/2016                     0.97                 271                 262               1.25%               -2.4%
12/31/2015                     0.99                 318                 315               1.25%                1.0%
12/31/2014                     0.98                 399                 391               1.25%               -7.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   1  $                1               1.00%              -24.2%
12/31/2017                     1.23                   1                   1               1.00%               23.3%
12/31/2016                     0.99                   4                   4               1.00%               -2.2%
12/31/2015                     1.02                  11                  11               1.00%                1.3%
12/31/2014                     1.00                  10                  10               1.00%               -7.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%              -24.0%
12/31/2017                     1.27                   0                   0               0.75%               23.6%
12/31/2016                     1.02                   0                   0               0.75%               -1.9%
12/31/2015                     1.04                   0                   0               0.75%                1.5%
12/31/2014                     1.03                   0                   0               0.75%               -7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%              -23.8%
12/31/2017                     1.31                   0                   0               0.50%               23.9%
12/31/2016                     1.05                   0                   0               0.50%               -1.7%
12/31/2015                     1.07                   0                   0               0.50%                1.8%
12/31/2014                     1.05                   0                   0               0.50%               -7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%              -23.7%
12/31/2017                     1.35                   0                   0               0.25%               24.2%
12/31/2016                     1.09                   0                   0               0.25%               -1.4%
12/31/2015                     1.10                   0                   0               0.25%                2.0%
12/31/2014                     1.08                   0                   0               0.25%               -7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -23.5%
12/31/2017                     1.39                   0                   0               0.00%               24.5%
12/31/2016                     1.12                   0                   0               0.00%               -1.2%
12/31/2015                     1.13                   0                   0               0.00%                2.3%
12/31/2014                     1.11                   0                   0               0.00%               -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        1.1%
    2016        0.0%
    2015        1.0%
    2014        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   AB HIGH INCOME FUND R CLASS - 01859M705

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        29,457   $        32,577            3,760
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $        29,455
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       29,455          26,505  $          1.11
Band 100                                        --              --             1.13
Band 75                                         --              --             1.14
Band 50                                         --              --             1.16
Band 25                                         --              --             1.17
Band 0                                          --              --             1.19
                                    --------------  --------------
 Total                              $       29,455          26,505
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           1,834
Mortality & expense charges                                                               (382)
                                                                              -----------------
Net investment income (loss)                                                             1,452
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (233)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (3,479)
                                                                              -----------------
Net gain (loss)                                                                         (3,712)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          (2,260)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,452   $          1,025
Net realized gain (loss)                                              (233)                58
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (3,479)               144
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (2,260)             1,227
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             6,946             13,277
Cost of units redeemed                                              (6,934)            (1,015)
Account charges                                                        (32)               (30)
                                                          -----------------  -----------------
Increase (decrease)                                                    (20)            12,232
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,280)            13,459
Net assets, beginning                                               31,735             18,276
                                                          -----------------  -----------------
Net assets, ending                                        $         29,455   $         31,735
                                                          =================  =================

Units sold                                                           5,963             11,186
Units redeemed                                                      (5,917)              (906)
                                                          -----------------  -----------------
Net increase (decrease)                                                 46             10,280
Units outstanding, beginning                                        26,459             16,179
                                                          -----------------  -----------------
Units outstanding, ending                                           26,505             26,459
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         91,883
Cost of units redeemed/account charges                                                 (61,821)
Net investment income (loss)                                                             6,054
Net realized gain (loss)                                                                (4,009)
Realized gain distributions                                                                468
Net change in unrealized appreciation (depreciation)                                    (3,120)
                                                                              -----------------
Net assets                                                                    $         29,455
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                  27  $               29               1.25%               -7.3%
12/31/2017                     1.20                  26                  32               1.25%                6.2%
12/31/2016                     1.13                  16                  18               1.25%               13.4%
12/31/2015                     1.00                   6                   6               1.25%               -5.4%
12/31/2014                     1.05                  52                  55               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -7.1%
12/31/2017                     1.21                   0                   0               1.00%                6.4%
12/31/2016                     1.14                   0                   0               1.00%               13.6%
12/31/2015                     1.00                   0                   0               1.00%               -5.2%
12/31/2014                     1.06                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.9%
12/31/2017                     1.23                   0                   0               0.75%                6.7%
12/31/2016                     1.15                   0                   0               0.75%               13.9%
12/31/2015                     1.01                   0                   0               0.75%               -5.0%
12/31/2014                     1.06                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -6.6%
12/31/2017                     1.24                   0                   0               0.50%                7.0%
12/31/2016                     1.16                   0                   0               0.50%               14.2%
12/31/2015                     1.02                   0                   0               0.50%               -4.7%
12/31/2014                     1.07                   0                   0               0.50%                2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%               -6.4%
12/31/2017                     1.25                   0                   0               0.25%                7.2%
12/31/2016                     1.17                   0                   0               0.25%               14.5%
12/31/2015                     1.02                   0                   0               0.25%               -4.5%
12/31/2014                     1.07                   0                   0               0.25%                2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.00%               -6.2%
12/31/2017                     1.27                   0                   0               0.00%                7.5%
12/31/2016                     1.18                   0                   0               0.00%               14.8%
12/31/2015                     1.03                   0                   0               0.00%               -4.2%
12/31/2014                     1.07                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.0%
    2017        5.3%
    2016        5.9%
    2015        4.6%
    2014        8.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AB DISCOVERY GROWTH FUND Z CLASS - 018636803 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%               -5.5%
12/31/2017                     1.03                   0                   0               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -5.2%
12/31/2017                     1.03                   0                   0               1.00%                2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -5.0%
12/31/2017                     1.03                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -4.7%
12/31/2017                     1.03                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -4.5%
12/31/2017                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -4.3%
12/31/2017                     1.03                   0                   0               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        AB SMALL CAP GROWTH PORTFOLIO Z CLASS - 01878H802 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.25%               -1.8%
12/31/2017                     1.02                   0                   0               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -1.6%
12/31/2017                     1.02                   0                   0               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -1.3%
12/31/2017                     1.02                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -1.1%
12/31/2017                     1.02                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -0.9%
12/31/2017                     1.02                   0                   0               0.25%                2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -0.6%
12/31/2017                     1.02                   0                   0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 AB DISCOVERY VALUE FUND Z CLASS - 018914804

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        31,203   $        38,674            1,823
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $        31,201
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       31,201          36,176  $          0.86
Band 100                                        --              --             0.86
Band 75                                         --              --             0.87
Band 50                                         --              --             0.87
Band 25                                         --              --             0.87
Band 0                                          --              --             0.87
                                    --------------  --------------
 Total                              $       31,201          36,176
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            226
Mortality & expense charges                                                                (62)
                                                                              -----------------
Net investment income (loss)                                                               164
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,618)
Realized gain distributions                                                              3,313
Net change in unrealized appreciation (depreciation)                                    (7,471)
                                                                              -----------------
Net gain (loss)                                                                         (5,776)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (5,612)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            164   $             --
Net realized gain (loss)                                           (1,618)                --
Realized gain distributions                                         3,313                 --
Net change in unrealized appreciation (depreciation)               (7,471)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (5,612)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           66,050                 --
Cost of units redeemed                                            (29,193)                --
Account charges                                                       (44)                --
                                                         -----------------  ----------------
Increase (decrease)                                                36,813                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            31,201                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         31,201   $             --
                                                         =================  ================

Units sold                                                         67,516                 --
Units redeemed                                                    (31,340)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            36,176                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          36,176                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         66,050
Cost of units redeemed/account charges                                                 (29,237)
Net investment income (loss)                                                               164
Net realized gain (loss)                                                                (1,618)
Realized gain distributions                                                              3,313
Net change in unrealized appreciation (depreciation)                                    (7,471)
                                                                              -----------------
Net assets                                                                    $         31,201
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                  36  $               31               1.25%              -16.0%
12/31/2017                     1.03                   0                   0               1.25%                2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               1.00%              -15.8%
12/31/2017                     1.03                   0                   0               1.00%                2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.75%              -15.6%
12/31/2017                     1.03                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.50%              -15.4%
12/31/2017                     1.03                   0                   0               0.50%                2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.25%              -15.2%
12/31/2017                     1.03                   0                   0               0.25%                2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -15.0%
12/31/2017                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AB GLOBAL BOND FUND Z CLASS - 01853W808 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AB LARGE CAP GROWTH FUND Z CLASS - 01878H885 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               ALGER BALANCED PORTFOLIO I-2 CLASS - 015544208

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,262,354   $     1,307,242           92,344
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (90)
                                     ----------------
Net assets                           $     1,262,264
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,262,264         812,568  $          1.55
Band 100                                        --              --             1.61
Band 75                                         --              --             1.68
Band 50                                         --              --             1.74
Band 25                                         --              --             1.81
Band 0                                          --              --             1.96
                                    --------------  --------------
 Total                              $    1,262,264         812,568
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        54,687
Mortality & expense charges                                                         (17,028)
                                                                            ----------------
Net investment income (loss)                                                         37,659
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            134,778
Realized gain distributions                                                         170,970
Net change in unrealized appreciation (depreciation)                               (398,533)
                                                                            ----------------
Net gain (loss)                                                                     (92,785)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (55,126)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,659   $         23,654
Net realized gain (loss)                                          134,778             52,271
Realized gain distributions                                       170,970                 --
Net change in unrealized appreciation (depreciation)             (398,533)           102,769
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (55,126)           178,694
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          342,780            210,506
Cost of units redeemed                                           (503,486)          (207,251)
Account charges                                                      (860)              (546)
                                                         -----------------  -----------------
Increase (decrease)                                              (161,566)             2,709
                                                         -----------------  -----------------
Net increase (decrease)                                          (216,692)           181,403
Net assets, beginning                                           1,478,956          1,297,553
                                                         -----------------  -----------------
Net assets, ending                                       $      1,262,264   $      1,478,956
                                                         =================  =================

Units sold                                                        216,797            135,836
Units redeemed                                                   (313,136)          (136,106)
                                                         -----------------  -----------------
Net increase (decrease)                                           (96,339)              (270)
Units outstanding, beginning                                      908,907            909,177
                                                         -----------------  -----------------
Units outstanding, ending                                         812,568            908,907
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,233,578
Cost of units redeemed/account charges                                          (10,397,255)
Net investment income (loss)                                                        269,703
Net realized gain (loss)                                                            527,351
Realized gain distributions                                                         673,775
Net change in unrealized appreciation (depreciation)                                (44,888)
                                                                            ----------------
Net assets                                                                  $     1,262,264
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                 813  $            1,262               1.25%               -4.5%
12/31/2017                     1.63                 909               1,479               1.25%               14.0%
12/31/2016                     1.43                 909               1,298               1.25%                7.2%
12/31/2015                     1.33                 925               1,231               1.25%                0.2%
12/31/2014                     1.33               1,004               1,334               1.25%                8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%               -4.3%
12/31/2017                     1.69                   0                   0               1.00%               14.3%
12/31/2016                     1.48                   0                   0               1.00%                7.4%
12/31/2015                     1.37                   0                   0               1.00%                0.5%
12/31/2014                     1.37                   0                   0               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.75%               -4.1%
12/31/2017                     1.75                   0                   0               0.75%               14.6%
12/31/2016                     1.52                   0                   0               0.75%                7.7%
12/31/2015                     1.42                   0                   0               0.75%                0.7%
12/31/2014                     1.41                   0                   0               0.75%                8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.50%               -3.8%
12/31/2017                     1.81                   0                   0               0.50%               14.9%
12/31/2016                     1.58                   0                   0               0.50%                8.0%
12/31/2015                     1.46                   0                   0               0.50%                1.0%
12/31/2014                     1.45                   0                   0               0.50%                8.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -3.6%
12/31/2017                     1.88                   0                   0               0.25%               15.2%
12/31/2016                     1.63                   0                   0               0.25%                8.2%
12/31/2015                     1.51                   0                   0               0.25%                1.2%
12/31/2014                     1.49                   0                   0               0.25%                9.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.00%               -3.3%
12/31/2017                     2.03                   0                   0               0.00%               15.4%
12/31/2016                     1.76                   0                   0               0.00%                8.5%
12/31/2015                     1.62                   0                   0               0.00%                1.5%
12/31/2014                     1.60                   0                   0               0.00%                9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.0%
    2017        2.9%
    2016        1.9%
    2015        2.0%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         ALGER CAPITAL APPRECIATION PORTFOLIO I-2 CLASS - 015544703

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    47,321,651  $    50,208,468          695,191
                                                      ===============  ===============
Receivables: investments sold                223,522
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    47,545,173
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   46,040,539      25,060,876  $          1.84
Band 100                                        --              --             1.91
Band 75                                         --              --             1.98
Band 50                                         --              --             2.06
Band 25                                         --              --             2.14
Band 0                                   1,504,634         647,780             2.32
                                    --------------  --------------
 Total                              $   47,545,173      25,708,656
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         46,945
Mortality & expense charges                                                         (763,214)
                                                                            -----------------
Net investment income (loss)                                                        (716,269)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,891,084
Realized gain distributions                                                        8,985,439
Net change in unrealized appreciation (depreciation)                             (11,371,837)
                                                                            -----------------
Net gain (loss)                                                                      504,686
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (211,583)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (716,269)  $       (577,715)
Net realized gain (loss)                                        2,891,084          1,379,031
Realized gain distributions                                     8,985,439          3,559,485
Net change in unrealized appreciation (depreciation)          (11,371,837)         9,552,570
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (211,583)        13,913,371
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       10,285,150         11,250,089
Cost of units redeemed                                        (20,907,708)       (17,670,839)
Account charges                                                   (48,543)           (41,376)
                                                         -----------------  -----------------
Increase (decrease)                                           (10,671,101)        (6,462,126)
                                                         -----------------  -----------------
Net increase (decrease)                                       (10,882,684)         7,451,245
Net assets, beginning                                          58,427,857         50,976,612
                                                         -----------------  -----------------
Net assets, ending                                       $     47,545,173   $     58,427,857
                                                         =================  =================

Units sold                                                      5,210,601          6,711,437
Units redeemed                                                (10,774,283)       (10,797,852)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,563,682)        (4,086,415)
Units outstanding, beginning                                   31,272,338         35,358,753
                                                         -----------------  -----------------
Units outstanding, ending                                      25,708,656         31,272,338
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    104,275,671
Cost of units redeemed/account charges                                          (88,912,554)
Net investment income (loss)                                                     (3,444,967)
Net realized gain (loss)                                                         11,246,631
Realized gain distributions                                                      27,267,209
Net change in unrealized appreciation (depreciation)                             (2,886,817)
                                                                           -----------------
Net assets                                                                 $     47,545,173
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84              25,061  $           46,041               1.25%               -1.3%
12/31/2017                     1.86              30,861              57,472               1.25%               29.5%
12/31/2016                     1.44              35,021              50,378               1.25%               -0.7%
12/31/2015                     1.45              36,466              52,848               1.25%                4.9%
12/31/2014                     1.38              25,403              35,106               1.25%               12.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               1.00%               -1.1%
12/31/2017                     1.93                   0                   0               1.00%               29.8%
12/31/2016                     1.49                   0                   0               1.00%               -0.5%
12/31/2015                     1.49                   0                   0               1.00%                5.1%
12/31/2014                     1.42                   0                   0               1.00%               12.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.75%               -0.9%
12/31/2017                     2.00                   0                   0               0.75%               30.1%
12/31/2016                     1.54                   0                   0               0.75%               -0.2%
12/31/2015                     1.54                   0                   0               0.75%                5.4%
12/31/2014                     1.46                   0                   0               0.75%               12.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.50%               -0.6%
12/31/2017                     2.07                   0                   0               0.50%               30.4%
12/31/2016                     1.59                   0                   0               0.50%                0.0%
12/31/2015                     1.59                   0                   0               0.50%                5.7%
12/31/2014                     1.50                   0                   0               0.50%               13.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.25%               -0.4%
12/31/2017                     2.15                   0                   0               0.25%               30.8%
12/31/2016                     1.64                   0                   0               0.25%                0.3%
12/31/2015                     1.64                   0                   0               0.25%                5.9%
12/31/2014                     1.55                   0                   0               0.25%               13.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.32                 648  $            1,505               0.00%               -0.1%
12/31/2017                     2.33                 411                 956               0.00%               31.1%
12/31/2016                     1.77                 337                 598               0.00%                0.5%
12/31/2015                     1.76                 263                 464               0.00%                6.2%
12/31/2014                     1.66                 145                 241               0.00%               13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.2%
    2016        0.2%
    2015        0.1%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND I CLASS - 015570401

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,795,552   $     4,869,318          167,442
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,560)
                                     ----------------
Net assets                           $     4,790,992
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,790,992       1,711,764  $          2.80
Band 100                                         --              --             2.89
Band 75                                          --              --             2.97
Band 50                                          --              --             3.07
Band 25                                          --              --             3.16
Band 0                                           --              --             3.26
                                    ---------------  --------------
 Total                              $     4,790,992       1,711,764
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (69,762)
                                                                            ----------------
Net investment income (loss)                                                        (69,762)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            377,312
Realized gain distributions                                                         546,986
Net change in unrealized appreciation (depreciation)                               (972,760)
                                                                            ----------------
Net gain (loss)                                                                     (48,462)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (118,224)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (69,762)  $        (67,026)
Net realized gain (loss)                                          377,312            479,420
Realized gain distributions                                       546,986            319,372
Net change in unrealized appreciation (depreciation)             (972,760)           632,705
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (118,224)         1,364,471
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,550,097          1,090,503
Cost of units redeemed                                         (1,699,386)        (2,206,943)
Account charges                                                    (1,110)            (1,014)
                                                         -----------------  -----------------
Increase (decrease)                                              (150,399)        (1,117,454)
                                                         -----------------  -----------------
Net increase (decrease)                                          (268,623)           247,017
Net assets, beginning                                           5,059,615          4,812,598
                                                         -----------------  -----------------
Net assets, ending                                       $      4,790,992   $      5,059,615
                                                         =================  =================

Units sold                                                        505,097            422,640
Units redeemed                                                   (562,892)          (830,991)
                                                         -----------------  -----------------
Net increase (decrease)                                           (57,795)          (408,351)
Units outstanding, beginning                                    1,769,559          2,177,910
                                                         -----------------  -----------------
Units outstanding, ending                                       1,711,764          1,769,559
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     14,616,018
Cost of units redeemed/account charges                                           (15,449,555)
Net investment income (loss)                                                        (619,240)
Net realized gain (loss)                                                           2,562,024
Realized gain distributions                                                        3,755,511
Net change in unrealized appreciation (depreciation)                                 (73,766)
                                                                            -----------------
Net assets                                                                  $      4,790,992
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80               1,712  $            4,791               1.25%               -2.1%
12/31/2017                     2.86               1,770               5,060               1.25%               29.4%
12/31/2016                     2.21               2,178               4,813               1.25%               -0.8%
12/31/2015                     2.23               3,899               8,684               1.25%                4.9%
12/31/2014                     2.12               4,063               8,625               1.25%               11.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.89                   0  $                0               1.00%               -1.9%
12/31/2017                     2.94                   0                   0               1.00%               29.7%
12/31/2016                     2.27                   0                   0               1.00%               -0.5%
12/31/2015                     2.28                   0                   0               1.00%                5.2%
12/31/2014                     2.17                   0                   0               1.00%               12.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.97                   0  $                0               0.75%               -1.6%
12/31/2017                     3.02                   0                   0               0.75%               30.0%
12/31/2016                     2.33                   0                   0               0.75%               -0.3%
12/31/2015                     2.33                   0                   0               0.75%                5.4%
12/31/2014                     2.21                   0                   0               0.75%               12.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.07                   0  $                0               0.50%               -1.4%
12/31/2017                     3.11                   0                   0               0.50%               30.4%
12/31/2016                     2.39                   0                   0               0.50%                0.0%
12/31/2015                     2.39                   0                   0               0.50%                5.7%
12/31/2014                     2.26                   0                   0               0.50%               12.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.16                   0  $                0               0.25%               -1.1%
12/31/2017                     3.20                   0                   0               0.25%               30.7%
12/31/2016                     2.45                   0                   0               0.25%                0.2%
12/31/2015                     2.44                   0                   0               0.25%                6.0%
12/31/2014                     2.30                   0                   0               0.25%               13.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.26                   0  $                0               0.00%               -0.9%
12/31/2017                     3.29                   0                   0               0.00%               31.0%
12/31/2016                     2.51                   0                   0               0.00%                0.5%
12/31/2015                     2.50                   0                   0               0.00%                6.2%
12/31/2014                     2.35                   0                   0               0.00%               13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND R CLASS - 015570872

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     7,037,098   $     7,287,246          279,249
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,571)
                                     ----------------
Net assets                           $     7,035,527
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,662,538       2,147,870  $          2.64
Band 100                                         --              --             2.72
Band 75                                          --              --             2.80
Band 50                                   1,085,559         375,788             2.89
Band 25                                          --              --             2.98
Band 0                                      287,430          93,619             3.07
                                    ---------------  --------------
 Total                              $     7,035,527       2,617,277
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (93,360)
                                                                            ----------------
Net investment income (loss)                                                        (93,360)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            505,138
Realized gain distributions                                                         883,134
Net change in unrealized appreciation (depreciation)                             (1,325,189)
                                                                            ----------------
Net gain (loss)                                                                      63,083
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (30,277)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (93,360)  $       (102,472)
Net realized gain (loss)                                          505,138            408,803
Realized gain distributions                                       883,134            614,113
Net change in unrealized appreciation (depreciation)           (1,325,189)         1,507,702
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (30,277)         2,428,146
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,076,897          1,716,059
Cost of units redeemed                                         (2,911,806)        (6,827,788)
Account charges                                                    (3,117)            (4,276)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,838,026)        (5,116,005)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,868,303)        (2,687,859)
Net assets, beginning                                           8,903,830         11,591,689
                                                         -----------------  -----------------
Net assets, ending                                       $      7,035,527   $      8,903,830
                                                         =================  =================

Units sold                                                        369,693            715,078
Units redeemed                                                   (996,012)        (2,870,765)
                                                         -----------------  -----------------
Net increase (decrease)                                          (626,319)        (2,155,687)
Units outstanding, beginning                                    3,243,596          5,399,283
                                                         -----------------  -----------------
Units outstanding, ending                                       2,617,277          3,243,596
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     32,095,618
Cost of units redeemed/account charges                                           (32,864,150)
Net investment income (loss)                                                        (739,208)
Net realized gain (loss)                                                           2,770,750
Realized gain distributions                                                        6,022,665
Net change in unrealized appreciation (depreciation)                                (250,148)
                                                                            -----------------
Net assets                                                                  $      7,035,527
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.64               2,148  $            5,663               1.25%               -2.6%
12/31/2017                     2.71               2,763               7,476               1.25%               28.9%
12/31/2016                     2.10               4,334               9,100               1.25%               -1.3%
12/31/2015                     2.13               5,785              12,301               1.25%                4.4%
12/31/2014                     2.04               4,529               9,228               1.25%               11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.72                   0  $                0               1.00%               -2.3%
12/31/2017                     2.78                   0                   0               1.00%               29.2%
12/31/2016                     2.15                   0                   0               1.00%               -1.0%
12/31/2015                     2.18                   0                   0               1.00%                4.6%
12/31/2014                     2.08                   0                   0               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.75%               -2.1%
12/31/2017                     2.86                   0                   0               0.75%               29.5%
12/31/2016                     2.21                   0                   0               0.75%               -0.8%
12/31/2015                     2.23                   0                   0               0.75%                4.9%
12/31/2014                     2.12                   0                   0               0.75%               11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.89                 376  $            1,086               0.50%               -1.8%
12/31/2017                     2.94                 391               1,151               0.50%               29.8%
12/31/2016                     2.27                 404                 916               0.50%               -0.5%
12/31/2015                     2.28                 429                 977               0.50%                5.2%
12/31/2014                     2.17                 459                 994               0.50%               12.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.98                   0  $                0               0.25%               -1.6%
12/31/2017                     3.03                   0                   0               0.25%               30.1%
12/31/2016                     2.32                   0                   0               0.25%               -0.3%
12/31/2015                     2.33                   0                   0               0.25%                5.4%
12/31/2014                     2.21                   0                   0               0.25%               12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.07                  94  $              287               0.00%               -1.3%
12/31/2017                     3.11                  89                 276               0.00%               30.5%
12/31/2016                     2.38                 661               1,576               0.00%                0.0%
12/31/2015                     2.39                 908               2,165               0.00%                5.7%
12/31/2014                     2.26                 601               1,356               0.00%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    29,587,670   $    26,726,161          575,299
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,399)
                                     ----------------
Net assets                           $    29,583,271
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   29,583,271        5,584,297  $         5.30
Band 100                                        --               --            5.50
Band 75                                         --               --            5.72
Band 50                                         --               --            5.94
Band 25                                         --               --            6.17
Band 0                                          --               --            7.13
                                    --------------  ---------------
 Total                              $   29,583,271        5,584,297
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (431,675)
                                                                            -----------------
Net investment income (loss)                                                        (431,675)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,615,950
Realized gain distributions                                                        5,501,793
Net change in unrealized appreciation (depreciation)                              (6,161,012)
                                                                            -----------------
Net gain (loss)                                                                      956,731
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        525,056
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (431,675)  $       (386,617)
Net realized gain (loss)                                        1,615,950          1,228,879
Realized gain distributions                                     5,501,793          2,892,028
Net change in unrealized appreciation (depreciation)           (6,161,012)         3,530,816
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 525,056          7,265,106
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,379,811          1,031,447
Cost of units redeemed                                         (4,605,574)        (4,380,718)
Account charges                                                    (7,554)            (9,328)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,233,317)        (3,358,599)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,708,261)         3,906,507
Net assets, beginning                                          32,291,532         28,385,025
                                                         -----------------  -----------------
Net assets, ending                                       $     29,583,271   $     32,291,532
                                                         =================  =================

Units sold                                                        247,087            219,518
Units redeemed                                                   (815,013)          (928,601)
                                                         -----------------  -----------------
Net increase (decrease)                                          (567,926)          (709,083)
Units outstanding, beginning                                    6,152,223          6,861,306
                                                         -----------------  -----------------
Units outstanding, ending                                       5,584,297          6,152,223
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     333,160,656
Cost of units redeemed/account charges                                           (338,241,223)
Net investment income (loss)                                                       10,011,340
Net realized gain (loss)                                                           (6,543,099)
Realized gain distributions                                                        28,334,088
Net change in unrealized appreciation (depreciation)                                2,861,509
                                                                            ------------------
Net assets                                                                  $      29,583,271
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.30               5,584  $           29,583               1.25%                0.9%
12/31/2017                     5.25               6,152              32,292               1.25%               26.9%
12/31/2016                     4.14               6,861              28,385               1.25%               -2.1%
12/31/2015                     4.22               8,048              33,995               1.25%                0.5%
12/31/2014                     4.20               8,683              36,511               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.50                   0  $                0               1.00%                1.2%
12/31/2017                     5.44                   0                   0               1.00%               27.2%
12/31/2016                     4.28                   0                   0               1.00%               -1.8%
12/31/2015                     4.36                   0                   0               1.00%                0.7%
12/31/2014                     4.32                   0                   0               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.72                   0  $                0               0.75%                1.4%
12/31/2017                     5.64                   0                   0               0.75%               27.5%
12/31/2016                     4.42                   0                   0               0.75%               -1.6%
12/31/2015                     4.49                   0                   0               0.75%                1.0%
12/31/2014                     4.45                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.94                   0  $                0               0.50%                1.7%
12/31/2017                     5.84                   0                   0               0.50%               27.8%
12/31/2016                     4.57                   0                   0               0.50%               -1.3%
12/31/2015                     4.63                   0                   0               0.50%                1.2%
12/31/2014                     4.57                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.17                   0  $                0               0.25%                2.0%
12/31/2017                     6.05                   0                   0               0.25%               28.1%
12/31/2016                     4.72                   0                   0               0.25%               -1.1%
12/31/2015                     4.77                   0                   0               0.25%                1.5%
12/31/2014                     4.71                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.13                   0  $                0               0.00%                2.2%
12/31/2017                     6.97                   0                   0               0.00%               28.5%
12/31/2016                     5.43                   0                   0               0.00%               -0.8%
12/31/2015                     5.47                   0                   0               0.00%                1.7%
12/31/2014                     5.38                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        ALGER SMALL CAP GROWTH INSTITUTIONAL FUND I CLASS - 015570104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       508,001  $        512,206           28,962
                                                      ================  ===============
Receivables: investments sold                    455
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       508,456
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       508,456         259,571  $         1.96
Band 100                                        --              --            2.02
Band 75                                         --              --            2.08
Band 50                                         --              --            2.15
Band 25                                         --              --            2.21
Band 0                                          --              --            2.28
                                   ---------------  --------------
 Total                             $       508,456         259,571
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (6,536)
                                                                            -----------------
Net investment income (loss)                                                          (6,536)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,898
Realized gain distributions                                                           68,011
Net change in unrealized appreciation (depreciation)                                 (89,691)
                                                                            -----------------
Net gain (loss)                                                                       (7,782)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (14,318)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,536)  $         (4,374)
Net realized gain (loss)                                           13,898              8,318
Realized gain distributions                                        68,011             11,801
Net change in unrealized appreciation (depreciation)              (89,691)            65,566
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (14,318)            81,311
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          155,752            108,935
Cost of units redeemed                                            (47,463)           (41,847)
Account charges                                                      (177)              (181)
                                                         -----------------  -----------------
Increase (decrease)                                               108,112             66,907
                                                         -----------------  -----------------
Net increase (decrease)                                            93,794            148,218
Net assets, beginning                                             414,662            266,444
                                                         -----------------  -----------------
Net assets, ending                                       $        508,456   $        414,662
                                                         =================  =================

Units sold                                                         71,710             62,995
Units redeemed                                                    (21,224)           (24,312)
                                                         -----------------  -----------------
Net increase (decrease)                                            50,486             38,683
Units outstanding, beginning                                      209,085            170,402
                                                         -----------------  -----------------
Units outstanding, ending                                         259,571            209,085
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,084,107
Cost of units redeemed/account charges                                           (13,002,391)
Net investment income (loss)                                                        (375,684)
Net realized gain (loss)                                                           1,191,861
Realized gain distributions                                                        2,614,768
Net change in unrealized appreciation (depreciation)                                  (4,205)
                                                                            -----------------
Net assets                                                                  $        508,456
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                 260  $              508               1.25%               -1.2%
12/31/2017                     1.98                 209                 415               1.25%               26.8%
12/31/2016                     1.56                 170                 266               1.25%                5.8%
12/31/2015                     1.48                 345                 510               1.25%               -4.5%
12/31/2014                     1.55                 509                 788               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               1.00%               -1.0%
12/31/2017                     2.04                   0                   0               1.00%               27.2%
12/31/2016                     1.60                   0                   0               1.00%                6.1%
12/31/2015                     1.51                   0                   0               1.00%               -4.3%
12/31/2014                     1.58                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.75%               -0.7%
12/31/2017                     2.10                   0                   0               0.75%               27.5%
12/31/2016                     1.65                   0                   0               0.75%                6.3%
12/31/2015                     1.55                   0                   0               0.75%               -4.0%
12/31/2014                     1.61                   0                   0               0.75%               -1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.50%               -0.5%
12/31/2017                     2.16                   0                   0               0.50%               27.8%
12/31/2016                     1.69                   0                   0               0.50%                6.6%
12/31/2015                     1.58                   0                   0               0.50%               -3.8%
12/31/2014                     1.65                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               0.25%               -0.2%
12/31/2017                     2.22                   0                   0               0.25%               28.1%
12/31/2016                     1.73                   0                   0               0.25%                6.9%
12/31/2015                     1.62                   0                   0               0.25%               -3.6%
12/31/2014                     1.68                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.00%                0.0%
12/31/2017                     2.28                   0                   0               0.00%               28.4%
12/31/2016                     1.78                   0                   0               0.00%                7.1%
12/31/2015                     1.66                   0                   0               0.00%               -3.3%
12/31/2014                     1.71                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        ALGER SMALL CAP GROWTH INSTITUTIONAL FUND R CLASS - 015570708

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        32,909  $        36,036             2,298
                                                       ===============   ===============
Receivables: investments sold                       5
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        32,914
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       32,914          17,835  $          1.85
Band 100                                        --              --             1.90
Band 75                                         --              --             1.96
Band 50                                         --              --             2.02
Band 25                                         --              --             2.08
Band 0                                          --              --             2.15
                                    --------------  --------------
 Total                              $       32,914          17,835
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (414)
                                                                             -----------------
Net investment income (loss)                                                             (414)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,124
Realized gain distributions                                                             5,268
Net change in unrealized appreciation (depreciation)                                   (8,485)
                                                                             -----------------
Net gain (loss)                                                                           (93)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (507)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (414)  $           (345)
Net realized gain (loss)                                            3,124              1,147
Realized gain distributions                                         5,268                911
Net change in unrealized appreciation (depreciation)               (8,485)             4,738
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (507)             6,451
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           14,313              2,333
Cost of units redeemed                                             (8,469)            (7,213)
Account charges                                                        (3)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                 5,841             (4,882)
                                                         -----------------  -----------------
Net increase (decrease)                                             5,334              1,569
Net assets, beginning                                              27,580             26,011
                                                         -----------------  -----------------
Net assets, ending                                       $         32,914   $         27,580
                                                         =================  =================

Units sold                                                          7,253              1,370
Units redeemed                                                     (4,110)            (4,157)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,143             (2,787)
Units outstanding, beginning                                       14,692             17,479
                                                         -----------------  -----------------
Units outstanding, ending                                          17,835             14,692
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,342,723
Cost of units redeemed/account charges                                           (1,573,454)
Net investment income (loss)                                                        (40,387)
Net realized gain (loss)                                                            102,017
Realized gain distributions                                                         205,142
Net change in unrealized appreciation (depreciation)                                 (3,127)
                                                                            ----------------
Net assets                                                                  $        32,914
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                  18  $               33               1.25%               -1.7%
12/31/2017                     1.88                  15                  28               1.25%               26.1%
12/31/2016                     1.49                  17                  26               1.25%                5.3%
12/31/2015                     1.41                  27                  38               1.25%               -4.9%
12/31/2014                     1.49                  92                 136               1.25%               -2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               1.00%               -1.4%
12/31/2017                     1.93                   0                   0               1.00%               26.5%
12/31/2016                     1.53                   0                   0               1.00%                5.6%
12/31/2015                     1.45                   0                   0               1.00%               -4.7%
12/31/2014                     1.52                   0                   0               1.00%               -1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.75%               -1.2%
12/31/2017                     1.99                   0                   0               0.75%               26.8%
12/31/2016                     1.57                   0                   0               0.75%                5.8%
12/31/2015                     1.48                   0                   0               0.75%               -4.5%
12/31/2014                     1.55                   0                   0               0.75%               -1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.50%               -0.9%
12/31/2017                     2.04                   0                   0               0.50%               27.1%
12/31/2016                     1.61                   0                   0               0.50%                6.1%
12/31/2015                     1.51                   0                   0               0.50%               -4.2%
12/31/2014                     1.58                   0                   0               0.50%               -1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.25%               -0.7%
12/31/2017                     2.10                   0                   0               0.25%               27.4%
12/31/2016                     1.65                   0                   0               0.25%                6.4%
12/31/2015                     1.55                   0                   0               0.25%               -4.0%
12/31/2014                     1.61                   0                   0               0.25%               -1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.00%               -0.4%
12/31/2017                     2.16                   0                   0               0.00%               27.7%
12/31/2016                     1.69                   0                   0               0.00%                6.6%
12/31/2015                     1.59                   0                   0               0.00%               -3.7%
12/31/2014                     1.65                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALGER CAPITAL APPRECIATION FUND Z CLASS - 015565419

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,177,304   $     3,632,744          140,526
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,637)
                                     ----------------
Net assets                           $     3,171,667
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,171,667       2,508,792  $          1.26
Band 100                                         --              --             1.27
Band 75                                          --              --             1.28
Band 50                                          --              --             1.28
Band 25                                          --              --             1.29
Band 0                                           --              --             1.30
                                    ---------------  --------------
 Total                              $     3,171,667       2,508,792
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (46,542)
                                                                            -----------------
Net investment income (loss)                                                         (46,542)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,167
Realized gain distributions                                                          350,173
Net change in unrealized appreciation (depreciation)                                (446,751)
                                                                            -----------------
Net gain (loss)                                                                      (56,411)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (102,953)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (46,542)  $        (14,412)
Net realized gain (loss)                                           40,167            167,217
Realized gain distributions                                       350,173             94,054
Net change in unrealized appreciation (depreciation)             (446,751)            (8,689)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (102,953)           238,170
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,656,620          4,753,203
Cost of units redeemed                                         (1,300,279)        (2,068,076)
Account charges                                                    (1,247)            (3,771)
                                                         -----------------  -----------------
Increase (decrease)                                               355,094          2,681,356
                                                         -----------------  -----------------
Net increase (decrease)                                           252,141          2,919,526
Net assets, beginning                                           2,919,526                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,171,667   $      2,919,526
                                                         =================  =================

Units sold                                                      1,197,318          3,940,905
Units redeemed                                                   (953,939)        (1,675,492)
                                                         -----------------  -----------------
Net increase (decrease)                                           243,379          2,265,413
Units outstanding, beginning                                    2,265,413                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,508,792          2,265,413
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,409,823
Cost of units redeemed/account charges                                           (3,373,373)
Net investment income (loss)                                                        (60,954)
Net realized gain (loss)                                                            207,384
Realized gain distributions                                                         444,227
Net change in unrealized appreciation (depreciation)                               (455,440)
                                                                            ----------------
Net assets                                                                  $     3,171,667
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26               2,509  $            3,172               1.25%               -1.9%
12/31/2017                     1.29               2,265               2,920               1.25%               30.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -1.7%
12/31/2017                     1.29                   0                   0               1.00%               30.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -1.4%
12/31/2017                     1.30                   0                   0               0.75%               30.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.50%               -1.2%
12/31/2017                     1.30                   0                   0               0.50%               31.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%               -0.9%
12/31/2017                     1.30                   0                   0               0.25%               31.4%
12/31/2016                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.00%               -0.7%
12/31/2017                     1.31                   0                   0               0.00%               31.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND Y CLASS - 015570732 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.87
Band 0                                          --              --            0.87
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         ALGER SMALL CAP FOCUS FUND Y CLASS - 015565229 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.87
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.87
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         ALGER SMALL CAP FOCUS FUND Z CLASS - 015565369 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.88
Band 100                                        --              --            0.88
Band 75                                         --              --            0.88
Band 50                                         --              --            0.88
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2025 FUND A CLASS - 01880B868 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.21
Band 75                                         --              --            1.23
Band 50                                         --              --            1.25
Band 25                                         --              --            1.27
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         78,138
Cost of units redeemed/account charges                                                 (78,301)
Net investment income (loss)                                                                81
Net realized gain (loss)                                                                    79
Realized gain distributions                                                                  3
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               1.25%               -8.9%
12/31/2017                     1.31                   0                   0               1.25%               14.4%
12/31/2016                     1.14                   0                   0               1.25%                6.3%
12/31/2015                     1.08                   2                   3               1.25%               -2.9%
12/31/2014                     1.11                   3                   3               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%               -8.7%
12/31/2017                     1.33                   0                   0               1.00%               14.7%
12/31/2016                     1.16                   0                   0               1.00%                6.6%
12/31/2015                     1.09                   0                   0               1.00%               -2.6%
12/31/2014                     1.12                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.75%               -8.4%
12/31/2017                     1.35                   0                   0               0.75%               14.9%
12/31/2016                     1.17                   0                   0               0.75%                6.8%
12/31/2015                     1.10                   0                   0               0.75%               -2.4%
12/31/2014                     1.12                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -8.2%
12/31/2017                     1.36                   0                   0               0.50%               15.2%
12/31/2016                     1.18                   0                   0               0.50%                7.1%
12/31/2015                     1.11                   0                   0               0.50%               -2.1%
12/31/2014                     1.13                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -8.0%
12/31/2017                     1.38                   0                   0               0.25%               15.5%
12/31/2016                     1.20                   0                   0               0.25%                7.4%
12/31/2015                     1.12                   0                   0               0.25%               -1.9%
12/31/2014                     1.14                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.00%               -7.8%
12/31/2017                     1.40                   0                   0               0.00%               15.8%
12/31/2016                     1.21                   0                   0               0.00%                7.6%
12/31/2015                     1.13                   0                   0               0.00%               -1.7%
12/31/2014                     1.14                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        2.8%
    2014        5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     ALLIANZGI NFJ DIVIDEND VALUE FUND ADMINISTRATIVE CLASS - 018918235

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        27,561   $        36,518            2,510
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $        27,557
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,557          19,620  $          1.40
Band 100                                        --              --             1.45
Band 75                                         --              --             1.49
Band 50                                         --              --             1.54
Band 25                                         --              --             1.59
Band 0                                          --              --             1.64
                                    --------------  --------------
 Total                              $       27,557          19,620
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,199
Mortality & expense charges                                                            (4,199)
                                                                             -----------------
Net investment income (loss)                                                            1,000
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (38,389)
Realized gain distributions                                                             5,232
Net change in unrealized appreciation (depreciation)                                    7,674
                                                                             -----------------
Net gain (loss)                                                                       (25,483)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (24,483)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,000   $          2,039
Net realized gain (loss)                                          (38,389)            15,827
Realized gain distributions                                         5,232             73,124
Net change in unrealized appreciation (depreciation)                7,674            (44,376)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (24,483)            46,614
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,388             95,174
Cost of units redeemed                                           (314,806)          (217,896)
Account charges                                                        (9)               (47)
                                                         -----------------  -----------------
Increase (decrease)                                              (313,427)          (122,769)
                                                         -----------------  -----------------
Net increase (decrease)                                          (337,910)           (76,155)
Net assets, beginning                                             365,467            441,622
                                                         -----------------  -----------------
Net assets, ending                                       $         27,557   $        365,467
                                                         =================  =================

Units sold                                                            884             66,610
Units redeemed                                                   (212,545)          (154,964)
                                                         -----------------  -----------------
Net increase (decrease)                                          (211,661)           (88,354)
Units outstanding, beginning                                      231,281            319,635
                                                         -----------------  -----------------
Units outstanding, ending                                          19,620            231,281
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,530,082
Cost of units redeemed/account charges                                            (5,942,557)
Net investment income (loss)                                                         179,566
Net realized gain (loss)                                                              82,497
Realized gain distributions                                                          186,926
Net change in unrealized appreciation (depreciation)                                  (8,957)
                                                                            -----------------
Net assets                                                                  $         27,557
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                  20  $               28               1.25%              -11.1%
12/31/2017                     1.58                 231                 365               1.25%               14.4%
12/31/2016                     1.38                 320                 442               1.25%               14.6%
12/31/2015                     1.21               1,379               1,663               1.25%               -9.7%
12/31/2014                     1.34               1,042               1,392               1.25%                8.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               1.00%              -10.9%
12/31/2017                     1.62                   0                   0               1.00%               14.7%
12/31/2016                     1.42                   0                   0               1.00%               14.9%
12/31/2015                     1.23                   0                   0               1.00%               -9.5%
12/31/2014                     1.36                   0                   0               1.00%                8.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.75%              -10.7%
12/31/2017                     1.67                   0                   0               0.75%               14.9%
12/31/2016                     1.45                   0                   0               0.75%               15.1%
12/31/2015                     1.26                   0                   0               0.75%               -9.3%
12/31/2014                     1.39                   0                   0               0.75%                9.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.50%              -10.4%
12/31/2017                     1.72                   0                   0               0.50%               15.2%
12/31/2016                     1.49                   0                   0               0.50%               15.4%
12/31/2015                     1.29                   0                   0               0.50%               -9.0%
12/31/2014                     1.42                   0                   0               0.50%                9.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.25%              -10.2%
12/31/2017                     1.77                   0                   0               0.25%               15.5%
12/31/2016                     1.53                   0                   0               0.25%               15.7%
12/31/2015                     1.32                   0                   0               0.25%               -8.8%
12/31/2014                     1.45                   0                   0               0.25%                9.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.00%              -10.0%
12/31/2017                     1.82                   0                   0               0.00%               15.8%
12/31/2016                     1.57                   0                   0               0.00%               16.0%
12/31/2015                     1.35                   0                   0               0.00%               -8.6%
12/31/2014                     1.48                   0                   0               0.00%                9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        1.6%
    2016        2.0%
    2015        2.4%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2030 FUND ADMINISTRATIVE CLASS - 01900A429

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      322,760   $       356,786           17,014
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (194)
                                     ---------------
Net assets                           $      322,566
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       322,566         260,107  $         1.24
Band 100                                        --              --            1.26
Band 75                                         --              --            1.28
Band 50                                         --              --            1.30
Band 25                                         --              --            1.32
Band 0                                          --              --            1.35
                                   ---------------  --------------
 Total                             $       322,566         260,107
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,861
Mortality & expense charges                                                           (4,166)
                                                                            -----------------
Net investment income (loss)                                                           3,695
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,126
Realized gain distributions                                                           15,142
Net change in unrealized appreciation (depreciation)                                 (65,269)
                                                                            -----------------
Net gain (loss)                                                                      (36,001)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (32,306)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,695   $          9,254
Net realized gain (loss)                                           14,126              7,492
Realized gain distributions                                        15,142              5,481
Net change in unrealized appreciation (depreciation)              (65,269)            33,299
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (32,306)            55,526
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           76,486             88,109
Cost of units redeemed                                           (118,048)          (136,414)
Account charges                                                    (1,670)            (1,710)
                                                         -----------------  -----------------
Increase (decrease)                                               (43,232)           (50,015)
                                                         -----------------  -----------------
Net increase (decrease)                                           (75,538)             5,511
Net assets, beginning                                             398,104            392,593
                                                         -----------------  -----------------
Net assets, ending                                       $        322,566   $        398,104
                                                         =================  =================

Units sold                                                         56,453             66,907
Units redeemed                                                    (85,045)          (110,505)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,592)           (43,598)
Units outstanding, beginning                                      288,699            332,297
                                                         -----------------  -----------------
Units outstanding, ending                                         260,107            288,699
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        854,269
Cost of units redeemed/account charges                                              (572,147)
Net investment income (loss)                                                          28,673
Net realized gain (loss)                                                              20,784
Realized gain distributions                                                           25,013
Net change in unrealized appreciation (depreciation)                                 (34,026)
                                                                            -----------------
Net assets                                                                  $        322,566
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                 260  $              323               1.25%              -10.1%
12/31/2017                     1.38                 289                 398               1.25%               16.7%
12/31/2016                     1.18                 332                 393               1.25%                6.5%
12/31/2015                     1.11                 292                 324               1.25%               -3.2%
12/31/2014                     1.15                 184                 211               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.00%               -9.8%
12/31/2017                     1.40                   0                   0               1.00%               17.0%
12/31/2016                     1.20                   0                   0               1.00%                6.8%
12/31/2015                     1.12                   0                   0               1.00%               -3.0%
12/31/2014                     1.15                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -9.6%
12/31/2017                     1.42                   0                   0               0.75%               17.3%
12/31/2016                     1.21                   0                   0               0.75%                7.1%
12/31/2015                     1.13                   0                   0               0.75%               -2.7%
12/31/2014                     1.16                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -9.4%
12/31/2017                     1.44                   0                   0               0.50%               17.6%
12/31/2016                     1.22                   0                   0               0.50%                7.3%
12/31/2015                     1.14                   0                   0               0.50%               -2.5%
12/31/2014                     1.17                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -9.2%
12/31/2017                     1.46                   0                   0               0.25%               17.9%
12/31/2016                     1.24                   0                   0               0.25%                7.6%
12/31/2015                     1.15                   0                   0               0.25%               -2.3%
12/31/2014                     1.18                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.00%               -8.9%
12/31/2017                     1.48                   0                   0               0.00%               18.2%
12/31/2016                     1.25                   0                   0               0.00%                7.9%
12/31/2015                     1.16                   0                   0               0.00%               -2.0%
12/31/2014                     1.18                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        3.4%
    2016        2.2%
    2015        3.6%
    2014        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2030 FUND A CLASS - 01900A486 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.24
Band 100                                        --              --            1.26
Band 75                                         --              --            1.28
Band 50                                         --              --            1.30
Band 25                                         --              --            1.32
Band 0                                          --              --            1.34
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         41,351
Cost of units redeemed/account charges                                                 (40,237)
Net investment income (loss)                                                               964
Net realized gain (loss)                                                                (2,329)
Realized gain distributions                                                                251
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.25%              -10.1%
12/31/2017                     1.37                   0                   0               1.25%               16.7%
12/31/2016                     1.18                   0                   0               1.25%                6.5%
12/31/2015                     1.11                  31                  34               1.25%               -3.3%
12/31/2014                     1.14                  15                  17               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.00%               -9.9%
12/31/2017                     1.39                   0                   0               1.00%               17.0%
12/31/2016                     1.19                   0                   0               1.00%                6.8%
12/31/2015                     1.12                   0                   0               1.00%               -3.1%
12/31/2014                     1.15                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -9.7%
12/31/2017                     1.41                   0                   0               0.75%               17.2%
12/31/2016                     1.21                   0                   0               0.75%                7.0%
12/31/2015                     1.13                   0                   0               0.75%               -2.9%
12/31/2014                     1.16                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -9.5%
12/31/2017                     1.43                   0                   0               0.50%               17.5%
12/31/2016                     1.22                   0                   0               0.50%                7.3%
12/31/2015                     1.14                   0                   0               0.50%               -2.6%
12/31/2014                     1.17                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -9.2%
12/31/2017                     1.45                   0                   0               0.25%               17.8%
12/31/2016                     1.23                   0                   0               0.25%                7.6%
12/31/2015                     1.15                   0                   0               0.25%               -2.4%
12/31/2014                     1.17                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -9.0%
12/31/2017                     1.47                   0                   0               0.00%               18.1%
12/31/2016                     1.25                   0                   0               0.00%                7.8%
12/31/2015                     1.16                   0                   0               0.00%               -2.1%
12/31/2014                     1.18                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        3.7%
    2014        6.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2035 FUND ADMINISTRATIVE CLASS - 01880B769

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      194,439   $       221,568           12,054
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (117)
                                     ---------------
Net assets                           $      194,322
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       194,322         150,542  $         1.29
Band 100                                        --              --            1.31
Band 75                                         --              --            1.33
Band 50                                         --              --            1.36
Band 25                                         --              --            1.38
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $       194,322         150,542
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,483
Mortality & expense charges                                                            (2,470)
                                                                             -----------------
Net investment income (loss)                                                            3,013
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,675
Realized gain distributions                                                            13,750
Net change in unrealized appreciation (depreciation)                                  (42,536)
                                                                             -----------------
Net gain (loss)                                                                       (27,111)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (24,098)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,013   $          4,342
Net realized gain (loss)                                            1,675              1,240
Realized gain distributions                                        13,750              1,819
Net change in unrealized appreciation (depreciation)              (42,536)            14,399
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (24,098)            21,800
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           80,523             28,089
Cost of units redeemed                                            (11,724)            (8,850)
Account charges                                                    (1,020)              (697)
                                                         -----------------  -----------------
Increase (decrease)                                                67,779             18,542
                                                         -----------------  -----------------
Net increase (decrease)                                            43,681             40,342
Net assets, beginning                                             150,641            110,299
                                                         -----------------  -----------------
Net assets, ending                                       $        194,322   $        150,641
                                                         =================  =================

Units sold                                                         55,311             20,905
Units redeemed                                                     (8,811)            (6,981)
                                                         -----------------  -----------------
Net increase (decrease)                                            46,500             13,924
Units outstanding, beginning                                      104,042             90,118
                                                         -----------------  -----------------
Units outstanding, ending                                         150,542            104,042
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         596,869
Cost of units redeemed/account charges                                                 (408,612)
Net investment income (loss)                                                             15,579
Net realized gain (loss)                                                                   (656)
Realized gain distributions                                                              18,271
Net change in unrealized appreciation (depreciation)                                    (27,129)
                                                                              -----------------
Net assets                                                                    $          194,322
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                 151  $              194               1.25%              -10.8%
12/31/2017                     1.45                 104                 151               1.25%               18.3%
12/31/2016                     1.22                  90                 110               1.25%                6.9%
12/31/2015                     1.14                  89                 102               1.25%               -3.3%
12/31/2014                     1.18                 192                 227               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%              -10.6%
12/31/2017                     1.47                   0                   0               1.00%               18.6%
12/31/2016                     1.24                   0                   0               1.00%                7.2%
12/31/2015                     1.16                   0                   0               1.00%               -3.0%
12/31/2014                     1.19                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%              -10.4%
12/31/2017                     1.49                   0                   0               0.75%               18.9%
12/31/2016                     1.25                   0                   0               0.75%                7.5%
12/31/2015                     1.17                   0                   0               0.75%               -2.8%
12/31/2014                     1.20                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.50%              -10.2%
12/31/2017                     1.51                   0                   0               0.50%               19.2%
12/31/2016                     1.27                   0                   0               0.50%                7.7%
12/31/2015                     1.18                   0                   0               0.50%               -2.5%
12/31/2014                     1.21                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.25%               -9.9%
12/31/2017                     1.53                   0                   0               0.25%               19.5%
12/31/2016                     1.28                   0                   0               0.25%                8.0%
12/31/2015                     1.19                   0                   0               0.25%               -2.3%
12/31/2014                     1.21                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%               -9.7%
12/31/2017                     1.55                   0                   0               0.00%               19.8%
12/31/2016                     1.30                   0                   0               0.00%                8.3%
12/31/2015                     1.20                   0                   0               0.00%               -2.1%
12/31/2014                     1.22                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        4.6%
    2016        2.2%
    2015        1.6%
    2014        4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2035 FUND A CLASS - 01880B819 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.29
Band 100                                        --              --            1.31
Band 75                                         --              --            1.33
Band 50                                         --              --            1.35
Band 25                                         --              --            1.37
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.25%              -10.9%
12/31/2017                     1.44                   0                   0               1.25%               18.3%
12/31/2016                     1.22                   0                   0               1.25%                6.8%
12/31/2015                     1.14                   0                   0               1.25%               -3.3%
12/31/2014                     1.18                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%              -10.7%
12/31/2017                     1.46                   0                   0               1.00%               18.6%
12/31/2016                     1.23                   0                   0               1.00%                7.1%
12/31/2015                     1.15                   0                   0               1.00%               -3.1%
12/31/2014                     1.19                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%              -10.5%
12/31/2017                     1.48                   0                   0               0.75%               18.9%
12/31/2016                     1.25                   0                   0               0.75%                7.4%
12/31/2015                     1.16                   0                   0               0.75%               -2.8%
12/31/2014                     1.20                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.50%              -10.2%
12/31/2017                     1.51                   0                   0               0.50%               19.2%
12/31/2016                     1.26                   0                   0               0.50%                7.6%
12/31/2015                     1.17                   0                   0               0.50%               -2.6%
12/31/2014                     1.20                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%              -10.0%
12/31/2017                     1.53                   0                   0               0.25%               19.5%
12/31/2016                     1.28                   0                   0               0.25%                7.9%
12/31/2015                     1.18                   0                   0               0.25%               -2.3%
12/31/2014                     1.21                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%               -9.8%
12/31/2017                     1.55                   0                   0               0.00%               19.8%
12/31/2016                     1.29                   0                   0               0.00%                8.2%
12/31/2015                     1.19                   0                   0               0.00%               -2.1%
12/31/2014                     1.22                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2040 FUND ADMINISTRATIVE CLASS - 01900A346

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      416,609   $       470,000           22,446
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (250)
                                     ---------------
Net assets                           $      416,359
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       416,359         316,202  $         1.32
Band 100                                        --              --            1.34
Band 75                                         --              --            1.36
Band 50                                         --              --            1.38
Band 25                                         --              --            1.41
Band 0                                          --              --            1.43
                                   ---------------  --------------
 Total                             $       416,359         316,202
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         12,197
Mortality & expense charges                                                            (5,550)
                                                                             -----------------
Net investment income (loss)                                                            6,647
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  581
Realized gain distributions                                                            24,528
Net change in unrealized appreciation (depreciation)                                  (88,714)
                                                                             -----------------
Net gain (loss)                                                                       (63,605)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (56,958)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,647   $         15,760
Net realized gain (loss)                                              581              1,724
Realized gain distributions                                        24,528              3,468
Net change in unrealized appreciation (depreciation)              (88,714)            40,919
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (56,958)            61,871
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           80,177             46,141
Cost of units redeemed                                               (959)           (10,831)
Account charges                                                    (1,830)            (1,533)
                                                         -----------------  -----------------
Increase (decrease)                                                77,388             33,777
                                                         -----------------  -----------------
Net increase (decrease)                                            20,430             95,648
Net assets, beginning                                             395,929            300,281
                                                         -----------------  -----------------
Net assets, ending                                       $        416,359   $        395,929
                                                         =================  =================

Units sold                                                         53,138             33,516
Units redeemed                                                     (1,932)            (8,570)
                                                         -----------------  -----------------
Net increase (decrease)                                            51,206             24,946
Units outstanding, beginning                                      264,996            240,050
                                                         -----------------  -----------------
Units outstanding, ending                                         316,202            264,996
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        771,017
Cost of units redeemed/account charges                                               (383,183)
Net investment income (loss)                                                           35,612
Net realized gain (loss)                                                                6,921
Realized gain distributions                                                            39,383
Net change in unrealized appreciation (depreciation)                                  (53,391)
                                                                             -----------------
Net assets                                                                   $        416,359
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                 316  $              416               1.25%              -11.9%
12/31/2017                     1.49                 265                 396               1.25%               19.4%
12/31/2016                     1.25                 240                 300               1.25%                6.8%
12/31/2015                     1.17                 209                 245               1.25%               -3.1%
12/31/2014                     1.21                 167                 202               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%              -11.6%
12/31/2017                     1.52                   0                   0               1.00%               19.7%
12/31/2016                     1.27                   0                   0               1.00%                7.1%
12/31/2015                     1.18                   0                   0               1.00%               -2.9%
12/31/2014                     1.22                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%              -11.4%
12/31/2017                     1.54                   0                   0               0.75%               20.0%
12/31/2016                     1.28                   0                   0               0.75%                7.4%
12/31/2015                     1.19                   0                   0               0.75%               -2.7%
12/31/2014                     1.22                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.50%              -11.2%
12/31/2017                     1.56                   0                   0               0.50%               20.3%
12/31/2016                     1.29                   0                   0               0.50%                7.6%
12/31/2015                     1.20                   0                   0               0.50%               -2.4%
12/31/2014                     1.23                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%              -11.0%
12/31/2017                     1.58                   0                   0               0.25%               20.6%
12/31/2016                     1.31                   0                   0               0.25%                7.9%
12/31/2015                     1.21                   0                   0               0.25%               -2.2%
12/31/2014                     1.24                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.00%              -10.8%
12/31/2017                     1.60                   0                   0               0.00%               20.9%
12/31/2016                     1.32                   0                   0               0.00%                8.2%
12/31/2015                     1.22                   0                   0               0.00%               -1.9%
12/31/2014                     1.25                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        5.8%
    2016        2.3%
    2015        2.5%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2040 FUND A CLASS - 01900A411 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.31
Band 100                                        --              --            1.34
Band 75                                         --              --            1.36
Band 50                                         --              --            1.38
Band 25                                         --              --            1.40
Band 0                                          --              --            1.43
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $           6,009
Cost of units redeemed/account charges                                                  (5,799)
Net investment income (loss)                                                                97
Net realized gain (loss)                                                                  (357)
Realized gain distributions                                                                 50
Net change in unrealized appreciation (depreciation)                                        --
                                                                             -----------------
Net assets                                                                   $              --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.25%              -11.9%
12/31/2017                     1.49                   0                   0               1.25%               19.4%
12/31/2016                     1.25                   0                   0               1.25%                6.7%
12/31/2015                     1.17                   4                   5               1.25%               -3.1%
12/31/2014                     1.21                   1                   1               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%              -11.7%
12/31/2017                     1.51                   0                   0               1.00%               19.7%
12/31/2016                     1.26                   0                   0               1.00%                7.0%
12/31/2015                     1.18                   0                   0               1.00%               -2.9%
12/31/2014                     1.22                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%              -11.4%
12/31/2017                     1.53                   0                   0               0.75%               20.0%
12/31/2016                     1.28                   0                   0               0.75%                7.3%
12/31/2015                     1.19                   0                   0               0.75%               -2.6%
12/31/2014                     1.22                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.50%              -11.2%
12/31/2017                     1.55                   0                   0               0.50%               20.3%
12/31/2016                     1.29                   0                   0               0.50%                7.5%
12/31/2015                     1.20                   0                   0               0.50%               -2.4%
12/31/2014                     1.23                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.25%              -11.0%
12/31/2017                     1.58                   0                   0               0.25%               20.6%
12/31/2016                     1.31                   0                   0               0.25%                7.8%
12/31/2015                     1.21                   0                   0               0.25%               -2.1%
12/31/2014                     1.24                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.00%              -10.8%
12/31/2017                     1.60                   0                   0               0.00%               20.9%
12/31/2016                     1.32                   0                   0               0.00%                8.1%
12/31/2015                     1.22                   0                   0               0.00%               -1.9%
12/31/2014                     1.25                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        3.0%
    2014        7.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2045 FUND ADMINISTRATIVE CLASS - 01880B710

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      257,684   $       291,593           15,975
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (155)
                                     ---------------
Net assets                           $      257,529
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       257,529         191,261  $         1.35
Band 100                                        --              --            1.37
Band 75                                         --              --            1.39
Band 50                                         --              --            1.41
Band 25                                         --              --            1.44
Band 0                                          --              --            1.46
                                   ---------------  --------------
 Total                             $       257,529         191,261
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,896
Mortality & expense charges                                                            (3,329)
                                                                             -----------------
Net investment income (loss)                                                            4,567
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,528
Realized gain distributions                                                            14,490
Net change in unrealized appreciation (depreciation)                                  (58,765)
                                                                             -----------------
Net gain (loss)                                                                       (39,747)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (35,180)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,567   $         10,940
Net realized gain (loss)                                            4,528              5,688
Realized gain distributions                                        14,490              1,878
Net change in unrealized appreciation (depreciation)              (58,765)            28,103
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (35,180)            46,609
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           65,867             44,428
Cost of units redeemed                                            (39,419)           (45,604)
Account charges                                                    (1,420)            (1,694)
                                                         -----------------  -----------------
Increase (decrease)                                                25,028             (2,870)
                                                         -----------------  -----------------
Net increase (decrease)                                           (10,152)            43,739
Net assets, beginning                                             267,681            223,942
                                                         -----------------  -----------------
Net assets, ending                                       $        257,529   $        267,681
                                                         =================  =================

Units sold                                                         43,688             31,512
Units redeemed                                                    (26,630)           (32,500)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,058               (988)
Units outstanding, beginning                                      174,203            175,191
                                                         -----------------  -----------------
Units outstanding, ending                                         191,261            174,203
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        659,302
Cost of units redeemed/account charges                                              (433,096)
Net investment income (loss)                                                          25,368
Net realized gain (loss)                                                              13,433
Realized gain distributions                                                           26,431
Net change in unrealized appreciation (depreciation)                                 (33,909)
                                                                            -----------------
Net assets                                                                  $        257,529
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                 191  $              258               1.25%              -12.4%
12/31/2017                     1.54                 174                 268               1.25%               20.2%
12/31/2016                     1.28                 175                 224               1.25%                7.4%
12/31/2015                     1.19                 172                 205               1.25%               -3.2%
12/31/2014                     1.23                 116                 143               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -12.2%
12/31/2017                     1.56                   0                   0               1.00%               20.5%
12/31/2016                     1.29                   0                   0               1.00%                7.7%
12/31/2015                     1.20                   0                   0               1.00%               -3.0%
12/31/2014                     1.24                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.75%              -11.9%
12/31/2017                     1.58                   0                   0               0.75%               20.8%
12/31/2016                     1.31                   0                   0               0.75%                7.9%
12/31/2015                     1.21                   0                   0               0.75%               -2.7%
12/31/2014                     1.25                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.50%              -11.7%
12/31/2017                     1.60                   0                   0               0.50%               21.1%
12/31/2016                     1.32                   0                   0               0.50%                8.2%
12/31/2015                     1.22                   0                   0               0.50%               -2.5%
12/31/2014                     1.25                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -11.5%
12/31/2017                     1.63                   0                   0               0.25%               21.4%
12/31/2016                     1.34                   0                   0               0.25%                8.5%
12/31/2015                     1.23                   0                   0               0.25%               -2.2%
12/31/2014                     1.26                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%              -11.3%
12/31/2017                     1.65                   0                   0               0.00%               21.7%
12/31/2016                     1.35                   0                   0               0.00%                8.7%
12/31/2015                     1.25                   0                   0               0.00%               -2.0%
12/31/2014                     1.27                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        5.7%
    2016        2.5%
    2015        2.6%
    2014        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2045 FUND A CLASS - 01880B751

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.34
Band 100                                        --              --            1.37
Band 75                                         --              --            1.39
Band 50                                         --              --            1.41
Band 25                                         --              --            1.43
Band 0                                          --              --            1.46
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                   --
                                                                               ------------------
Net investment income (loss)                                                                  --
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                          --
                                                                               ------------------
Net gain (loss)                                                                               (2)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $              (2)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      (2)                --
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              139                  5
Cost of units redeemed                                                (92)                --
Account charges                                                       (45)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                                     2                 --
                                                         -----------------  -----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $             --
                                                         =================  =================

Units sold                                                             90                  3
Units redeemed                                                        (90)                (3)
                                                         -----------------  -----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  -----------------
Units outstanding, ending                                              --                 --
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $           2,183
Cost of units redeemed/account charges                                                   (1,931)
Net investment income (loss)                                                                 52
Net realized gain (loss)                                                                   (332)
Realized gain distributions                                                                  28
Net change in unrealized appreciation (depreciation)                                         --
                                                                              -----------------
Net assets                                                                    $              --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.25%              -12.4%
12/31/2017                     1.53                   0                   0               1.25%               20.2%
12/31/2016                     1.28                   0                   0               1.25%                7.3%
12/31/2015                     1.19                   2                   2               1.25%               -3.3%
12/31/2014                     1.23                   1                   1               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -12.2%
12/31/2017                     1.56                   0                   0               1.00%               20.5%
12/31/2016                     1.29                   0                   0               1.00%                7.6%
12/31/2015                     1.20                   0                   0               1.00%               -3.0%
12/31/2014                     1.24                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.75%              -12.0%
12/31/2017                     1.58                   0                   0               0.75%               20.8%
12/31/2016                     1.31                   0                   0               0.75%                7.8%
12/31/2015                     1.21                   0                   0               0.75%               -2.8%
12/31/2014                     1.25                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.50%              -11.8%
12/31/2017                     1.60                   0                   0               0.50%               21.1%
12/31/2016                     1.32                   0                   0               0.50%                8.1%
12/31/2015                     1.22                   0                   0               0.50%               -2.6%
12/31/2014                     1.25                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.25%              -11.5%
12/31/2017                     1.62                   0                   0               0.25%               21.4%
12/31/2016                     1.34                   0                   0               0.25%                8.4%
12/31/2015                     1.23                   0                   0               0.25%               -2.3%
12/31/2014                     1.26                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%              -11.3%
12/31/2017                     1.64                   0                   0               0.00%               21.7%
12/31/2016                     1.35                   0                   0               0.00%                8.6%
12/31/2015                     1.24                   0                   0               0.00%               -2.1%
12/31/2014                     1.27                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        2.4%
    2014        7.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2050 FUND ADMINISTRATIVE CLASS - 01900A262

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      246,714   $       278,933           13,683
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (148)
                                     ---------------
Net assets                           $      246,566
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       246,566         182,484  $         1.35
Band 100                                        --              --            1.37
Band 75                                         --              --            1.40
Band 50                                         --              --            1.42
Band 25                                         --              --            1.44
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $       246,566         182,484
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,879
Mortality & expense charges                                                            (3,354)
                                                                             -----------------
Net investment income (loss)                                                            4,525
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,773
Realized gain distributions                                                            12,673
Net change in unrealized appreciation (depreciation)                                  (54,748)
                                                                             -----------------
Net gain (loss)                                                                       (40,302)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (35,777)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,525   $         10,844
Net realized gain (loss)                                            1,773              3,871
Realized gain distributions                                        12,673              2,127
Net change in unrealized appreciation (depreciation)              (54,748)            24,879
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (35,777)            41,721
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           50,715             46,602
Cost of units redeemed                                            (16,292)           (39,721)
Account charges                                                    (1,508)            (1,460)
                                                         -----------------  -----------------
Increase (decrease)                                                32,915              5,421
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,862)            47,142
Net assets, beginning                                             249,428            202,286
                                                         -----------------  -----------------
Net assets, ending                                       $        246,566   $        249,428
                                                         =================  =================

Units sold                                                         34,431             32,889
Units redeemed                                                    (13,065)           (28,985)
                                                         -----------------  -----------------
Net increase (decrease)                                            21,366              3,904
Units outstanding, beginning                                      161,118            157,214
                                                         -----------------  -----------------
Units outstanding, ending                                         182,484            161,118
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        480,689
Cost of units redeemed/account charges                                                (244,945)
Net investment income (loss)                                                            20,659
Net realized gain (loss)                                                                (3,672)
Realized gain distributions                                                             26,054
Net change in unrealized appreciation (depreciation)                                   (32,219)
                                                                              -----------------
Net assets                                                                    $        246,566
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                 182  $              247               1.25%              -12.7%
12/31/2017                     1.55                 161                 249               1.25%               20.3%
12/31/2016                     1.29                 157                 202               1.25%                7.5%
12/31/2015                     1.20                 153                 183               1.25%               -3.5%
12/31/2014                     1.24                  34                  42               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -12.5%
12/31/2017                     1.57                   0                   0               1.00%               20.6%
12/31/2016                     1.30                   0                   0               1.00%                7.8%
12/31/2015                     1.21                   0                   0               1.00%               -3.2%
12/31/2014                     1.25                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%              -12.3%
12/31/2017                     1.59                   0                   0               0.75%               20.9%
12/31/2016                     1.32                   0                   0               0.75%                8.1%
12/31/2015                     1.22                   0                   0               0.75%               -3.0%
12/31/2014                     1.26                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.50%              -12.1%
12/31/2017                     1.61                   0                   0               0.50%               21.2%
12/31/2016                     1.33                   0                   0               0.50%                8.3%
12/31/2015                     1.23                   0                   0               0.50%               -2.7%
12/31/2014                     1.26                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -11.8%
12/31/2017                     1.64                   0                   0               0.25%               21.5%
12/31/2016                     1.35                   0                   0               0.25%                8.6%
12/31/2015                     1.24                   0                   0               0.25%               -2.5%
12/31/2014                     1.27                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.00%              -11.6%
12/31/2017                     1.66                   0                   0               0.00%               21.8%
12/31/2016                     1.36                   0                   0               0.00%                8.9%
12/31/2015                     1.25                   0                   0               0.00%               -2.3%
12/31/2014                     1.28                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        6.1%
    2016        2.5%
    2015        2.6%
    2014        4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2050 FUND A CLASS - 01900A338

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         1,282   $         1,551               71
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $         1,277
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,277             947  $          1.35
Band 100                                        --              --             1.37
Band 75                                         --              --             1.39
Band 50                                         --              --             1.42
Band 25                                         --              --             1.44
Band 0                                          --              --             1.46
                                    --------------  --------------
 Total                              $        1,277             947
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             39
Mortality & expense charges                                                              (10)
                                                                            -----------------
Net investment income (loss)                                                              29
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               66
Net change in unrealized appreciation (depreciation)                                    (269)
                                                                            -----------------
Net gain (loss)                                                                         (203)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $           (174)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             29   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            66                 --
Net change in unrealized appreciation (depreciation)                 (269)                --
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (174)                --
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,451                 25
Cost of units redeemed                                                 --                 (1)
Account charges                                                       (20)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                                 1,431                 19
                                                         -----------------  -----------------
Net increase (decrease)                                             1,257                 19
Net assets, beginning                                                  20                  1
                                                         -----------------  -----------------
Net assets, ending                                       $          1,277   $             20
                                                         =================  =================

Units sold                                                            947                 15
Units redeemed                                                        (13)                (3)
                                                         -----------------  -----------------
Net increase (decrease)                                               934                 12
Units outstanding, beginning                                           13                  1
                                                         -----------------  -----------------
Units outstanding, ending                                             947                 13
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          2,957
Cost of units redeemed/account charges                                                  (1,468)
Net investment income (loss)                                                                57
Net realized gain (loss)                                                                  (116)
Realized gain distributions                                                                116
Net change in unrealized appreciation (depreciation)                                      (269)
                                                                              -----------------
Net assets                                                                    $          1,277
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   1  $                1               1.25%              -12.7%
12/31/2017                     1.54                   0                   0               1.25%               20.3%
12/31/2016                     1.28                   0                   0               1.25%                7.4%
12/31/2015                     1.20                   1                   1               1.25%               -3.5%
12/31/2014                     1.24                   1                   1               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -12.5%
12/31/2017                     1.57                   0                   0               1.00%               20.6%
12/31/2016                     1.30                   0                   0               1.00%                7.7%
12/31/2015                     1.21                   0                   0               1.00%               -3.3%
12/31/2014                     1.25                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.75%              -12.3%
12/31/2017                     1.59                   0                   0               0.75%               20.9%
12/31/2016                     1.31                   0                   0               0.75%                7.9%
12/31/2015                     1.22                   0                   0               0.75%               -3.0%
12/31/2014                     1.26                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.50%              -12.1%
12/31/2017                     1.61                   0                   0               0.50%               21.2%
12/31/2016                     1.33                   0                   0               0.50%                8.2%
12/31/2015                     1.23                   0                   0               0.50%               -2.8%
12/31/2014                     1.26                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -11.9%
12/31/2017                     1.63                   0                   0               0.25%               21.5%
12/31/2016                     1.34                   0                   0               0.25%                8.5%
12/31/2015                     1.24                   0                   0               0.25%               -2.5%
12/31/2014                     1.27                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%              -11.6%
12/31/2017                     1.66                   0                   0               0.00%               21.8%
12/31/2016                     1.36                   0                   0               0.00%                8.8%
12/31/2015                     1.25                   0                   0               0.00%               -2.3%
12/31/2014                     1.28                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.0%
    2017        0.0%
    2016        0.0%
    2015        1.5%
    2014        6.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2055 FUND ADMINISTRATIVE CLASS - 01880B652

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      194,320   $       223,814           12,369
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (116)
                                     ---------------
Net assets                           $      194,204
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       194,204         143,369  $         1.35
Band 100                                        --              --            1.38
Band 75                                         --              --            1.40
Band 50                                         --              --            1.42
Band 25                                         --              --            1.45
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $       194,204         143,369
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,982
Mortality & expense charges                                                            (2,169)
                                                                             -----------------
Net investment income (loss)                                                            3,813
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,209
Realized gain distributions                                                             8,967
Net change in unrealized appreciation (depreciation)                                  (41,771)
                                                                             -----------------
Net gain (loss)                                                                       (29,595)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (25,782)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,813   $          6,271
Net realized gain (loss)                                            3,209              6,735
Realized gain distributions                                         8,967                826
Net change in unrealized appreciation (depreciation)              (41,771)            11,695
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (25,782)            25,527
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           96,184             57,645
Cost of units redeemed                                            (23,992)           (45,289)
Account charges                                                    (1,380)            (1,168)
                                                         -----------------  -----------------
Increase (decrease)                                                70,812             11,188
                                                         -----------------  -----------------
Net increase (decrease)                                            45,030             36,715
Net assets, beginning                                             149,174            112,459
                                                         -----------------  -----------------
Net assets, ending                                       $        194,204   $        149,174
                                                         =================  =================

Units sold                                                         63,235             40,122
Units redeemed                                                    (16,274)           (31,129)
                                                         -----------------  -----------------
Net increase (decrease)                                            46,961              8,993
Units outstanding, beginning                                       96,408             87,415
                                                         -----------------  -----------------
Units outstanding, ending                                         143,369             96,408
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        300,354
Cost of units redeemed/account charges                                               (109,346)
Net investment income (loss)                                                           12,312
Net realized gain (loss)                                                                6,555
Realized gain distributions                                                            13,823
Net change in unrealized appreciation (depreciation)                                  (29,494)
                                                                             -----------------
Net assets                                                                   $        194,204
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                 143  $              194               1.25%              -12.5%
12/31/2017                     1.55                  96                 149               1.25%               20.3%
12/31/2016                     1.29                  87                 112               1.25%                7.0%
12/31/2015                     1.20                  60                  72               1.25%               -3.3%
12/31/2014                     1.24                   8                  10               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               1.00%              -12.2%
12/31/2017                     1.57                   0                   0               1.00%               20.6%
12/31/2016                     1.30                   0                   0               1.00%                7.3%
12/31/2015                     1.21                   0                   0               1.00%               -3.1%
12/31/2014                     1.25                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%              -12.0%
12/31/2017                     1.59                   0                   0               0.75%               20.9%
12/31/2016                     1.32                   0                   0               0.75%                7.5%
12/31/2015                     1.22                   0                   0               0.75%               -2.9%
12/31/2014                     1.26                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.50%              -11.8%
12/31/2017                     1.61                   0                   0               0.50%               21.2%
12/31/2016                     1.33                   0                   0               0.50%                7.8%
12/31/2015                     1.24                   0                   0               0.50%               -2.6%
12/31/2014                     1.27                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.25%              -11.6%
12/31/2017                     1.64                   0                   0               0.25%               21.5%
12/31/2016                     1.35                   0                   0               0.25%                8.1%
12/31/2015                     1.25                   0                   0               0.25%               -2.4%
12/31/2014                     1.28                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.00%              -11.3%
12/31/2017                     1.66                   0                   0               0.00%               21.8%
12/31/2016                     1.36                   0                   0               0.00%                8.3%
12/31/2015                     1.26                   0                   0               0.00%               -2.1%
12/31/2014                     1.28                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        6.1%
    2016        2.4%
    2015        3.3%
    2014        6.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2055 FUND A CLASS - 01880B694 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.35
Band 100                                        --              --            1.37
Band 75                                         --              --            1.40
Band 50                                         --              --            1.42
Band 25                                         --              --            1.44
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $           2,258
Cost of units redeemed/account charges                                                    (2,284)
Net investment income (loss)                                                                  14
Net realized gain (loss)                                                                      (6)
Realized gain distributions                                                                   18
Net change in unrealized appreciation (depreciation)                                          --
                                                                               ------------------
Net assets                                                                     $              --
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.25%              -12.5%
12/31/2017                     1.54                   0                   0               1.25%               20.2%
12/31/2016                     1.28                   0                   0               1.25%                7.0%
12/31/2015                     1.20                   1                   1               1.25%               -3.4%
12/31/2014                     1.24                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -12.3%
12/31/2017                     1.56                   0                   0               1.00%               20.5%
12/31/2016                     1.30                   0                   0               1.00%                7.3%
12/31/2015                     1.21                   0                   0               1.00%               -3.1%
12/31/2014                     1.25                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%              -12.1%
12/31/2017                     1.59                   0                   0               0.75%               20.8%
12/31/2016                     1.31                   0                   0               0.75%                7.5%
12/31/2015                     1.22                   0                   0               0.75%               -2.9%
12/31/2014                     1.26                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.50%              -11.8%
12/31/2017                     1.61                   0                   0               0.50%               21.1%
12/31/2016                     1.33                   0                   0               0.50%                7.8%
12/31/2015                     1.23                   0                   0               0.50%               -2.7%
12/31/2014                     1.27                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -11.6%
12/31/2017                     1.63                   0                   0               0.25%               21.4%
12/31/2016                     1.34                   0                   0               0.25%                8.1%
12/31/2015                     1.24                   0                   0               0.25%               -2.4%
12/31/2014                     1.27                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.00%              -11.4%
12/31/2017                     1.65                   0                   0               0.00%               21.7%
12/31/2016                     1.36                   0                   0               0.00%                8.4%
12/31/2015                     1.26                   0                   0               0.00%               -2.2%
12/31/2014                     1.28                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        3.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI MULTI-ASSET INCOME FUND ADMINISTRATIVE CLASS - 01900A189

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       490,364   $       551,156           29,791
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,294)
                                     ----------------
Net assets                           $       489,070
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       489,070         441,503  $         1.11
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.16
Band 25                                         --              --            1.18
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       489,070         441,503
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         27,171
Mortality & expense charges                                                            (7,158)
                                                                             -----------------
Net investment income (loss)                                                           20,013
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,865)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (58,643)
                                                                             -----------------
Net gain (loss)                                                                       (71,508)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (51,495)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,013   $         32,498
Net realized gain (loss)                                          (12,865)               869
Realized gain distributions                                            --              9,905
Net change in unrealized appreciation (depreciation)              (58,643)            21,405
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (51,495)            64,677
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           37,114             38,868
Cost of units redeemed                                           (307,363)           (67,138)
Account charges                                                    (2,289)            (3,344)
                                                         -----------------  -----------------
Increase (decrease)                                              (272,538)           (31,614)
                                                         -----------------  -----------------
Net increase (decrease)                                          (324,033)            33,063
Net assets, beginning                                             813,103            780,040
                                                         -----------------  -----------------
Net assets, ending                                       $        489,070   $        813,103
                                                         =================  =================

Units sold                                                         31,969             33,291
Units redeemed                                                   (265,361)           (59,619)
                                                         -----------------  -----------------
Net increase (decrease)                                          (233,392)           (26,328)
Units outstanding, beginning                                      674,895            701,223
                                                         -----------------  -----------------
Units outstanding, ending                                         441,503            674,895
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        933,893
Cost of units redeemed/account charges                                               (450,603)
Net investment income (loss)                                                           65,628
Net realized gain (loss)                                                              (13,282)
Realized gain distributions                                                            14,226
Net change in unrealized appreciation (depreciation)                                  (60,792)
                                                                             -----------------
Net assets                                                                   $        489,070
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 442  $              489               1.25%               -8.1%
12/31/2017                     1.20                 675                 813               1.25%                8.3%
12/31/2016                     1.11                 701                 780               1.25%                6.1%
12/31/2015                     1.05                   0                   0               1.25%               -3.0%
12/31/2014                     1.08                  16                  18               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -7.8%
12/31/2017                     1.22                   0                   0               1.00%                8.6%
12/31/2016                     1.13                   0                   0               1.00%                6.3%
12/31/2015                     1.06                   0                   0               1.00%               -2.8%
12/31/2014                     1.09                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -7.6%
12/31/2017                     1.24                   0                   0               0.75%                8.8%
12/31/2016                     1.14                   0                   0               0.75%                6.6%
12/31/2015                     1.07                   0                   0               0.75%               -2.5%
12/31/2014                     1.10                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -7.4%
12/31/2017                     1.26                   0                   0               0.50%                9.1%
12/31/2016                     1.15                   0                   0               0.50%                6.9%
12/31/2015                     1.08                   0                   0               0.50%               -2.3%
12/31/2014                     1.10                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%               -7.1%
12/31/2017                     1.27                   0                   0               0.25%                9.4%
12/31/2016                     1.16                   0                   0               0.25%                7.1%
12/31/2015                     1.09                   0                   0               0.25%               -2.0%
12/31/2014                     1.11                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%               -6.9%
12/31/2017                     1.29                   0                   0               0.00%                9.7%
12/31/2016                     1.18                   0                   0               0.00%                7.4%
12/31/2015                     1.10                   0                   0               0.00%               -1.8%
12/31/2014                     1.12                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.2%
    2017        5.3%
    2016        4.1%
    2015        1.9%
    2014        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            ALLIANZGI NFJ DIVIDEND VALUE FUND R CLASS - 018918284

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       364,749  $        499,818           34,056
                                                      ================  ===============
Receivables: investments sold                    917
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       365,666
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       290,906         216,264  $         1.35
Band 100                                    74,760          53,908            1.39
Band 75                                         --              --            1.43
Band 50                                         --              --            1.47
Band 25                                         --              --            1.52
Band 0                                          --              --            1.57
                                   ---------------  --------------
 Total                             $       365,666         270,172
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,634
Mortality & expense charges                                                             (5,240)
                                                                              -----------------
Net investment income (loss)                                                               394
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,988)
Realized gain distributions                                                             70,744
Net change in unrealized appreciation (depreciation)                                  (112,854)
                                                                              -----------------
Net gain (loss)                                                                        (49,098)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (48,704)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            394   $          2,105
Net realized gain (loss)                                           (6,988)            67,130
Realized gain distributions                                        70,744             89,904
Net change in unrealized appreciation (depreciation)             (112,854)           (91,201)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (48,704)            67,938
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           64,432             86,709
Cost of units redeemed                                            (93,661)          (734,154)
Account charges                                                      (253)              (314)
                                                         -----------------  -----------------
Increase (decrease)                                               (29,482)          (647,759)
                                                         -----------------  -----------------
Net increase (decrease)                                           (78,186)          (579,821)
Net assets, beginning                                             443,852          1,023,673
                                                         -----------------  -----------------
Net assets, ending                                       $        365,666   $        443,852
                                                         =================  =================

Units sold                                                         42,291             62,942
Units redeemed                                                    (62,848)          (527,399)
                                                         -----------------  -----------------
Net increase (decrease)                                           (20,557)          (464,457)
Units outstanding, beginning                                      290,729            755,186
                                                         -----------------  -----------------
Units outstanding, ending                                         270,172            290,729
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,287,437
Cost of units redeemed/account charges                                           (13,190,997)
Net investment income (loss)                                                         354,441
Net realized gain (loss)                                                           1,709,028
Realized gain distributions                                                          340,826
Net change in unrealized appreciation (depreciation)                                (135,069)
                                                                            -----------------
Net assets                                                                  $        365,666
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                 216  $              291               1.25%              -11.5%
12/31/2017                     1.52                 240                 365               1.25%               14.0%
12/31/2016                     1.33                 615                 819               1.25%               14.1%
12/31/2015                     1.17               1,035               1,208               1.25%              -10.0%
12/31/2014                     1.30               2,493               3,234               1.25%                8.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                  54  $               75               1.00%              -11.2%
12/31/2017                     1.56                  51                  79               1.00%               14.3%
12/31/2016                     1.37                  54                  74               1.00%               14.4%
12/31/2015                     1.19                  56                  67               1.00%               -9.8%
12/31/2014                     1.32                  54                  72               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.75%              -11.0%
12/31/2017                     1.61                   0                   0               0.75%               14.6%
12/31/2016                     1.40                   0                   0               0.75%               14.7%
12/31/2015                     1.22                   0                   0               0.75%               -9.6%
12/31/2014                     1.35                   0                   0               0.75%                8.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.50%              -10.8%
12/31/2017                     1.65                   0                   0               0.50%               14.9%
12/31/2016                     1.44                   0                   0               0.50%               15.0%
12/31/2015                     1.25                   0                   0               0.50%               -9.3%
12/31/2014                     1.38                   0                   0               0.50%                8.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.25%              -10.6%
12/31/2017                     1.70                   0                   0               0.25%               15.2%
12/31/2016                     1.48                   0                   0               0.25%               15.3%
12/31/2015                     1.28                   0                   0               0.25%               -9.1%
12/31/2014                     1.41                   0                   0               0.25%                9.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.00%              -10.3%
12/31/2017                     1.75                   0                   0               0.00%               15.4%
12/31/2016                     1.51                  86                 130               0.00%               15.6%
12/31/2015                     1.31                 195                 256               0.00%               -8.9%
12/31/2014                     1.44                 199                 286               0.00%                9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.1%
    2016        2.0%
    2015        2.4%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI MULTI-ASSET INCOME FUND A CLASS - 01900A254

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.13
Band 75                                         --              --            1.15
Band 50                                         --              --            1.17
Band 25                                         --              --            1.19
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.25%               -8.1%
12/31/2017                     1.21                   0                   0               1.25%                8.2%
12/31/2016                     1.12                   0                   0               1.25%                7.1%
12/31/2015                     1.05                   0                   0               1.25%               -3.0%
12/31/2014                     1.08                   0                   0               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -7.9%
12/31/2017                     1.23                   0                   0               1.00%                8.5%
12/31/2016                     1.13                   0                   0               1.00%                7.4%
12/31/2015                     1.06                   0                   0               1.00%               -2.8%
12/31/2014                     1.09                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -7.7%
12/31/2017                     1.25                   0                   0               0.75%                8.8%
12/31/2016                     1.15                   0                   0               0.75%                7.7%
12/31/2015                     1.07                   0                   0               0.75%               -2.5%
12/31/2014                     1.09                   0                   0               0.75%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -7.4%
12/31/2017                     1.27                   0                   0               0.50%                9.0%
12/31/2016                     1.16                   0                   0               0.50%                7.9%
12/31/2015                     1.08                   0                   0               0.50%               -2.3%
12/31/2014                     1.10                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -7.2%
12/31/2017                     1.28                   0                   0               0.25%                9.3%
12/31/2016                     1.17                   0                   0               0.25%                8.2%
12/31/2015                     1.08                   0                   0               0.25%               -2.0%
12/31/2014                     1.11                   0                   0               0.25%                1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.00%               -7.0%
12/31/2017                     1.30                   0                   0               0.00%                9.6%
12/31/2016                     1.19                   0                   0               0.00%                8.5%
12/31/2015                     1.09                   0                   0               0.00%               -1.8%
12/31/2014                     1.11                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      ALLIANZGI NFJ MID-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918631

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        571,724  $       683,954           21,396
                                                       ===============  ===============
Receivables: investments sold                   6,053
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        577,777
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       564,124         243,771  $         2.31
Band 100                                        --              --            2.40
Band 75                                         --              --            2.50
Band 50                                         --              --            2.59
Band 25                                         --              --            2.70
Band 0                                      13,653           4,795            2.85
                                   ---------------  --------------
 Total                             $       577,777         248,566
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,212
Mortality & expense charges                                                           (5,469)
                                                                            -----------------
Net investment income (loss)                                                           1,743
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              30,353
Realized gain distributions                                                               30
Net change in unrealized appreciation (depreciation)                                (143,368)
                                                                            -----------------
Net gain (loss)                                                                     (112,985)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (111,242)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,743   $            226
Net realized gain (loss)                                           30,353             13,619
Realized gain distributions                                            30             16,208
Net change in unrealized appreciation (depreciation)             (143,368)             3,148
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (111,242)            33,201
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          724,483             82,505
Cost of units redeemed                                           (242,411)           (39,396)
Account charges                                                      (208)               (85)
                                                         -----------------  -----------------
Increase (decrease)                                               481,864             43,024
                                                         -----------------  -----------------
Net increase (decrease)                                           370,622             76,225
Net assets, beginning                                             207,155            130,930
                                                         -----------------  -----------------
Net assets, ending                                       $        577,777   $        207,155
                                                         =================  =================

Units sold                                                        265,525             30,185
Units redeemed                                                    (90,263)           (14,996)
                                                         -----------------  -----------------
Net increase (decrease)                                           175,262             15,189
Units outstanding, beginning                                       73,304             58,115
                                                         -----------------  -----------------
Units outstanding, ending                                         248,566             73,304
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,364,080
Cost of units redeemed/account charges                                            (9,001,706)
Net investment income (loss)                                                        (210,647)
Net realized gain (loss)                                                            (920,916)
Realized gain distributions                                                        2,459,196
Net change in unrealized appreciation (depreciation)                                (112,230)
                                                                            -----------------
Net assets                                                                  $        577,777
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                 244  $              564               1.25%              -17.2%
12/31/2017                     2.80                  70                 195               1.25%               25.2%
12/31/2016                     2.23                  56                 124               1.25%               15.5%
12/31/2015                     1.93                 362                 700               1.25%               -4.5%
12/31/2014                     2.03                 408                 826               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               1.00%              -17.0%
12/31/2017                     2.90                   0                   0               1.00%               25.5%
12/31/2016                     2.31                   0                   0               1.00%               15.8%
12/31/2015                     1.99                   0                   0               1.00%               -4.3%
12/31/2014                     2.08                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   0  $                0               0.75%              -16.8%
12/31/2017                     3.00                   0                   0               0.75%               25.8%
12/31/2016                     2.39                   0                   0               0.75%               16.1%
12/31/2015                     2.06                   0                   0               0.75%               -4.0%
12/31/2014                     2.14                   0                   0               0.75%                7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                   0  $                0               0.50%              -16.6%
12/31/2017                     3.11                   0                   0               0.50%               26.1%
12/31/2016                     2.47                   0                   0               0.50%               16.3%
12/31/2015                     2.12                   0                   0               0.50%               -3.8%
12/31/2014                     2.20                   0                   0               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                   0  $                0               0.25%              -16.4%
12/31/2017                     3.22                   0                   0               0.25%               26.4%
12/31/2016                     2.55                   0                   0               0.25%               16.6%
12/31/2015                     2.19                   0                   0               0.25%               -3.5%
12/31/2014                     2.27                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.85                   5  $               14               0.00%              -16.2%
12/31/2017                     3.40                   4                  13               0.00%               26.7%
12/31/2016                     2.68                   3                   7               0.00%               16.9%
12/31/2015                     2.29                   1                   3               0.00%               -3.3%
12/31/2014                     2.37                   0                   0               0.00%                8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.2%
    2016        0.4%
    2015        1.3%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        AMG MANAGERS CADENCE MID CAP FUND INVESTOR CLASS - 00170L602

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           934  $         1,186               42
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           934
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           305             181  $         1.69
Band 100                                       629             367            1.71
Band 75                                         --              --            1.74
Band 50                                         --              --            1.77
Band 25                                         --              --            1.79
Band 0                                          --              --            1.82
                                   ---------------  --------------
 Total                             $           934             548
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (33)
                                                                             -----------------
Net investment income (loss)                                                              (33)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  432
Realized gain distributions                                                               168
Net change in unrealized appreciation (depreciation)                                     (534)
                                                                             -----------------
Net gain (loss)                                                                            66
                                                                             -----------------

Increase (decrease) in net assets from operations                            $             33
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (33)  $            (97)
Net realized gain (loss)                                              432                656
Realized gain distributions                                           168                485
Net change in unrealized appreciation (depreciation)                 (534)               652
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      33              1,696
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              133              1,518
Cost of units redeemed                                             (3,839)           (10,762)
Account charges                                                        (1)               (16)
                                                         -----------------  -----------------
Increase (decrease)                                                (3,707)            (9,260)
                                                         -----------------  -----------------
Net increase (decrease)                                            (3,674)            (7,564)
Net assets, beginning                                               4,608             12,172
                                                         -----------------  -----------------
Net assets, ending                                       $            934   $          4,608
                                                         =================  =================

Units sold                                                             68                927
Units redeemed                                                     (1,933)            (6,416)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,865)            (5,489)
Units outstanding, beginning                                        2,413              7,902
                                                         -----------------  -----------------
Units outstanding, ending                                             548              2,413
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         76,269
Cost of units redeemed/account charges                                               (90,795)
Net investment income (loss)                                                            (871)
Net realized gain (loss)                                                              10,052
Realized gain distributions                                                            6,531
Net change in unrealized appreciation (depreciation)                                    (252)
                                                                            -----------------
Net assets                                                                  $            934
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               1.25%              -11.5%
12/31/2017                     1.91                   2                   4               1.25%               23.9%
12/31/2016                     1.54                   7                  11               1.25%                5.7%
12/31/2015                     1.45                   7                  10               1.25%               -2.5%
12/31/2014                     1.49                   8                  12               1.25%               10.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                1               1.00%              -11.3%
12/31/2017                     1.93                   0                   1               1.00%               24.2%
12/31/2016                     1.55                   1                   1               1.00%                6.0%
12/31/2015                     1.47                   5                   7               1.00%               -2.2%
12/31/2014                     1.50                   4                   7               1.00%               10.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%              -11.1%
12/31/2017                     1.96                   0                   0               0.75%               24.5%
12/31/2016                     1.57                   0                   0               0.75%                6.3%
12/31/2015                     1.48                   0                   0               0.75%               -2.0%
12/31/2014                     1.51                   0                   0               0.75%               10.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.50%              -10.9%
12/31/2017                     1.98                   0                   0               0.50%               24.8%
12/31/2016                     1.59                   0                   0               0.50%                6.5%
12/31/2015                     1.49                   0                   0               0.50%               -1.7%
12/31/2014                     1.52                   0                   0               0.50%               11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%              -10.6%
12/31/2017                     2.01                   0                   0               0.25%               25.1%
12/31/2016                     1.60                   0                   0               0.25%                6.8%
12/31/2015                     1.50                   0                   0               0.25%               -1.5%
12/31/2014                     1.52                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.00%              -10.4%
12/31/2017                     2.03                   0                   0               0.00%               25.5%
12/31/2016                     1.62                   0                   0               0.00%                7.1%
12/31/2015                     1.51                   0                   0               0.00%               -1.2%
12/31/2014                     1.53                   0                   0               0.00%               11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.4%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMG MANAGERS CADENCE MID CAP FUND SERVICE CLASS - 00170L701

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         12,676  $        15,953              550
                                                       ===============  ===============
Receivables: investments sold                      26
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         12,702
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       12,702            7,226  $          1.76
Band 100                                        --               --             1.81
Band 75                                         --               --             1.87
Band 50                                         --               --             1.93
Band 25                                         --               --             1.99
Band 0                                          --               --             2.05
                                    --------------  ---------------
 Total                              $       12,702            7,226
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              44
Mortality & expense charges                                                                 (154)
                                                                               -----------------
Net investment income (loss)                                                                (110)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       7
Realized gain distributions                                                                2,198
Net change in unrealized appreciation (depreciation)                                      (3,580)
                                                                               -----------------
Net gain (loss)                                                                           (1,375)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $          (1,485)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (110)  $            (81)
Net realized gain (loss)                                                  7                  3
Realized gain distributions                                           2,198              1,212
Net change in unrealized appreciation (depreciation)                 (3,580)               328
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                    (1,485)             1,462
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              2,379             10,059
Cost of units redeemed                                                  (22)               (25)
Account charges                                                          --                 --
                                                           -----------------  -----------------
Increase (decrease)                                                   2,357             10,034
                                                           -----------------  -----------------
Net increase (decrease)                                                 872             11,496
Net assets, beginning                                                11,830                334
                                                           -----------------  -----------------
Net assets, ending                                         $         12,702   $         11,830
                                                           =================  =================

Units sold                                                            1,271              5,769
Units redeemed                                                          (10)               (13)
                                                           -----------------  -----------------
Net increase (decrease)                                               1,261              5,756
Units outstanding, beginning                                          5,965                209
                                                           -----------------  -----------------
Units outstanding, ending                                             7,226              5,965
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         21,653
Cost of units redeemed/account charges                                                 (9,541)
Net investment income (loss)                                                             (268)
Net realized gain (loss)                                                                  708
Realized gain distributions                                                             3,427
Net change in unrealized appreciation (depreciation)                                   (3,277)
                                                                             -----------------
Net assets                                                                   $         12,702
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   7  $               13               1.25%              -11.4%
12/31/2017                     1.98                   6                  12               1.25%               24.2%
12/31/2016                     1.60                   0                   0               1.25%                5.9%
12/31/2015                     1.51                   0                   0               1.25%               -2.3%
12/31/2014                     1.54                   0                   0               1.25%               10.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               1.00%              -11.1%
12/31/2017                     2.04                   0                   0               1.00%               24.5%
12/31/2016                     1.64                   0                   0               1.00%                6.2%
12/31/2015                     1.54                   0                   0               1.00%               -2.0%
12/31/2014                     1.58                   0                   0               1.00%               10.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.75%              -10.9%
12/31/2017                     2.10                   0                   0               0.75%               24.8%
12/31/2016                     1.68                   0                   0               0.75%                6.4%
12/31/2015                     1.58                   0                   0               0.75%               -1.8%
12/31/2014                     1.61                   0                   0               0.75%               10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.50%              -10.7%
12/31/2017                     2.16                   0                   0               0.50%               25.1%
12/31/2016                     1.72                   0                   0               0.50%                6.7%
12/31/2015                     1.62                   0                   0               0.50%               -1.6%
12/31/2014                     1.64                   0                   0               0.50%               11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.25%              -10.5%
12/31/2017                     2.22                   0                   0               0.25%               25.4%
12/31/2016                     1.77                   0                   0               0.25%                6.9%
12/31/2015                     1.65                   0                   0               0.25%               -1.3%
12/31/2014                     1.68                   0                   0               0.25%               11.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.00%              -10.2%
12/31/2017                     2.28                   0                   0               0.00%               25.7%
12/31/2016                     1.81                   0                   0               0.00%                7.2%
12/31/2015                     1.69                   0                   0               0.00%               -1.1%
12/31/2014                     1.71                   0                   0               0.00%               11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.0%
    2016        1.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            ALLIANZGI NFJ MID-CAP VALUE FUND R CLASS - 018918680

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       324,361  $        351,367           14,617
                                                      ================  ===============
Receivables: investments sold                    522
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       324,883
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       216,560          94,453  $         2.29
Band 100                                   108,323          45,476            2.38
Band 75                                         --              --            2.47
Band 50                                         --              --            2.57
Band 25                                         --              --            2.67
Band 0                                          --              --            2.78
                                   ---------------  --------------
 Total                             $       324,883         139,929
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          4,043
Mortality & expense charges                                                           (5,479)
                                                                            -----------------
Net investment income (loss)                                                          (1,436)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,454
Realized gain distributions                                                               21
Net change in unrealized appreciation (depreciation)                                (103,558)
                                                                            -----------------
Net gain (loss)                                                                      (75,083)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (76,519)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,436)  $            259
Net realized gain (loss)                                           28,454             14,409
Realized gain distributions                                            21             53,571
Net change in unrealized appreciation (depreciation)             (103,558)            24,749
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (76,519)            92,988
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           49,716            175,995
Cost of units redeemed                                           (226,612)           (53,140)
Account charges                                                       (94)               (96)
                                                         -----------------  -----------------
Increase (decrease)                                              (176,990)           122,759
                                                         -----------------  -----------------
Net increase (decrease)                                          (253,509)           215,747
Net assets, beginning                                             578,392            362,645
                                                         -----------------  -----------------
Net assets, ending                                       $        324,883   $        578,392
                                                         =================  =================

Units sold                                                         18,147             68,758
Units redeemed                                                    (83,477)           (23,424)
                                                         -----------------  -----------------
Net increase (decrease)                                           (65,330)            45,334
Units outstanding, beginning                                      205,259            159,925
                                                         -----------------  -----------------
Units outstanding, ending                                         139,929            205,259
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,200,135
Cost of units redeemed/account charges                                           (1,057,508)
Net investment income (loss)                                                          3,904
Net realized gain (loss)                                                            131,325
Realized gain distributions                                                          74,033
Net change in unrealized appreciation (depreciation)                                (27,006)
                                                                            ----------------
Net assets                                                                  $       324,883
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                  94  $              217               1.25%              -17.5%
12/31/2017                     2.78                 128                 356               1.25%               24.7%
12/31/2016                     2.23                  77                 172               1.25%               15.1%
12/31/2015                     1.94                 123                 239               1.25%               -4.9%
12/31/2014                     2.04                 134                 272               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                  45  $              108               1.00%              -17.3%
12/31/2017                     2.88                  77                 222               1.00%               25.0%
12/31/2016                     2.30                  83                 191               1.00%               15.4%
12/31/2015                     2.00                  82                 164               1.00%               -4.6%
12/31/2014                     2.09                  94                 197               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.75%              -17.1%
12/31/2017                     2.99                   0                   0               0.75%               25.4%
12/31/2016                     2.38                   0                   0               0.75%               15.6%
12/31/2015                     2.06                   0                   0               0.75%               -4.4%
12/31/2014                     2.15                   0                   0               0.75%                7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               0.50%              -16.9%
12/31/2017                     3.09                   0                   0               0.50%               25.7%
12/31/2016                     2.46                   0                   0               0.50%               15.9%
12/31/2015                     2.12                   0                   0               0.50%               -4.2%
12/31/2014                     2.22                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.67                   0  $                0               0.25%              -16.7%
12/31/2017                     3.21                   0                   0               0.25%               26.0%
12/31/2016                     2.54                   0                   0               0.25%               16.2%
12/31/2015                     2.19                   0                   0               0.25%               -3.9%
12/31/2014                     2.28                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.78                   0  $                0               0.00%              -16.5%
12/31/2017                     3.32                   0                   0               0.00%               26.3%
12/31/2016                     2.63                   0                   0               0.00%               16.5%
12/31/2015                     2.26                   0                   0               0.00%               -3.7%
12/31/2014                     2.34                   0                   0               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.1%
    2016        0.9%
    2015        1.3%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                PIMCO ALL ASSET FUND ADMIN CLASS - 722005618

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         63,517  $        67,468            5,790
                                                       ===============  ===============
Receivables: investments sold                      30
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         63,547
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       63,547          55,125  $          1.15
Band 100                                        --              --             1.17
Band 75                                         --              --             1.20
Band 50                                         --              --             1.22
Band 25                                         --              --             1.24
Band 0                                          --              --             1.27
                                    --------------  --------------
 Total                              $       63,547          55,125
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,873
Mortality & expense charges                                                            (1,267)
                                                                             -----------------
Net investment income (loss)                                                            2,606
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,892
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (12,296)
                                                                             -----------------
Net gain (loss)                                                                        (9,404)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (6,798)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,606   $          2,927
Net realized gain (loss)                                            2,892                994
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (12,296)             5,974
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (6,798)             9,895
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           41,444             28,404
Cost of units redeemed                                            (72,474)            (8,512)
Account charges                                                        (9)               (26)
                                                         -----------------  -----------------
Increase (decrease)                                               (31,039)            19,866
                                                         -----------------  -----------------
Net increase (decrease)                                           (37,837)            29,761
Net assets, beginning                                             101,384             71,623
                                                         -----------------  -----------------
Net assets, ending                                       $         63,547   $        101,384
                                                         =================  =================

Units sold                                                         34,269             24,113
Units redeemed                                                    (61,400)            (7,101)
                                                         -----------------  -----------------
Net increase (decrease)                                           (27,131)            17,012
Units outstanding, beginning                                       82,256             65,244
                                                         -----------------  -----------------
Units outstanding, ending                                          55,125             82,256
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,737,264
Cost of units redeemed/account charges                                             (2,677,332)
Net investment income (loss)                                                           82,833
Net realized gain (loss)                                                              (75,267)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (3,951)
                                                                             -----------------
Net assets                                                                   $         63,547
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                  55  $               64               1.25%               -6.5%
12/31/2017                     1.23                  82                 101               1.25%               12.3%
12/31/2016                     1.10                  65                  72               1.25%               11.7%
12/31/2015                     0.98                 805                 791               1.25%              -10.1%
12/31/2014                     1.09                 773                 844               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%               -6.2%
12/31/2017                     1.25                   0                   0               1.00%               12.6%
12/31/2016                     1.11                   0                   0               1.00%               12.0%
12/31/2015                     0.99                   0                   0               1.00%               -9.9%
12/31/2014                     1.10                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.75%               -6.0%
12/31/2017                     1.27                   0                   0               0.75%               12.8%
12/31/2016                     1.13                   0                   0               0.75%               12.3%
12/31/2015                     1.01                   0                   0               0.75%               -9.6%
12/31/2014                     1.11                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -5.8%
12/31/2017                     1.29                   0                   0               0.50%               13.1%
12/31/2016                     1.14                   0                   0               0.50%               12.6%
12/31/2015                     1.02                   0                   0               0.50%               -9.4%
12/31/2014                     1.12                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.25%               -5.5%
12/31/2017                     1.32                   0                   0               0.25%               13.4%
12/31/2016                     1.16                   0                   0               0.25%               12.8%
12/31/2015                     1.03                   0                   0               0.25%               -9.2%
12/31/2014                     1.13                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.00%               -5.3%
12/31/2017                     1.34                   0                   0               0.00%               13.7%
12/31/2016                     1.18                   0                   0               0.00%               13.1%
12/31/2015                     1.04                   0                   0               0.00%               -8.9%
12/31/2014                     1.14                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.7%
    2017        4.6%
    2016        2.8%
    2015        3.4%
    2014        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PIMCO ALL ASSET FUND R CLASS - 72201F789

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,918  $         1,898              176
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,918
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,918            1,814  $         1.06
Band 100                                         --               --            1.07
Band 75                                          --               --            1.09
Band 50                                          --               --            1.10
Band 25                                          --               --            1.12
Band 0                                           --               --            1.13
                                    ---------------  ---------------
 Total                              $         1,918            1,814
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             88
Mortality & expense charges                                                                 (25)
                                                                               -----------------
Net investment income (loss)                                                                 63
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      3
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (208)
                                                                               -----------------
Net gain (loss)                                                                            (205)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $           (142)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             63   $             52
Net realized gain (loss)                                                  3                  2
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                   (208)               147
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                      (142)               201
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                 26                198
Cost of units redeemed                                                   --                 --
Account charges                                                          (4)                (3)
                                                           -----------------  -----------------
Increase (decrease)                                                      22                195
                                                           -----------------  -----------------
Net increase (decrease)                                                (120)               396
Net assets, beginning                                                 2,038              1,642
                                                           -----------------  -----------------
Net assets, ending                                         $          1,918   $          2,038
                                                           =================  =================

Units sold                                                               22                182
Units redeemed                                                           (4)                (3)
                                                           -----------------  -----------------
Net increase (decrease)                                                  18                179
Units outstanding, beginning                                          1,796              1,617
                                                           -----------------  -----------------
Units outstanding, ending                                             1,814              1,796
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        239,809
Cost of units redeemed/account charges                                               (227,814)
Net investment income (loss)                                                            6,041
Net realized gain (loss)                                                              (16,138)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                       20
                                                                             -----------------
Net assets                                                                   $          1,918
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   2  $                2               1.25%               -6.8%
12/31/2017                     1.13                   2                   2               1.25%               11.7%
12/31/2016                     1.02                   2                   2               1.25%               11.2%
12/31/2015                     0.91                  26                  24               1.25%              -10.6%
12/31/2014                     1.02                 171                 175               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -6.6%
12/31/2017                     1.15                   0                   0               1.00%               12.0%
12/31/2016                     1.02                   0                   0               1.00%               11.5%
12/31/2015                     0.92                   0                   0               1.00%              -10.3%
12/31/2014                     1.03                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -6.4%
12/31/2017                     1.16                   0                   0               0.75%               12.3%
12/31/2016                     1.03                   0                   0               0.75%               11.7%
12/31/2015                     0.92                   0                   0               0.75%              -10.1%
12/31/2014                     1.03                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -6.1%
12/31/2017                     1.17                   0                   0               0.50%               12.6%
12/31/2016                     1.04                   0                   0               0.50%               12.0%
12/31/2015                     0.93                   0                   0               0.50%               -9.9%
12/31/2014                     1.03                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -5.9%
12/31/2017                     1.19                   0                   0               0.25%               12.8%
12/31/2016                     1.05                   0                   0               0.25%               12.3%
12/31/2015                     0.94                   0                   0               0.25%               -9.7%
12/31/2014                     1.04                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -5.7%
12/31/2017                     1.20                   0                   0               0.00%               13.1%
12/31/2016                     1.06                   0                   0               0.00%               12.6%
12/31/2015                     0.94                   0                   0               0.00%               -9.4%
12/31/2014                     1.04                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.4%
    2017        4.1%
    2016        1.0%
    2015        1.7%
    2014        4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     ALLIANZGI NFJ SMALL-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918706

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,399,500  $     8,985,108          427,513
                                                       ===============  ===============
Receivables: investments sold                   7,136
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,406,636
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,406,636       3,706,908  $          1.46
Band 100                                         --              --             1.50
Band 75                                          --              --             1.55
Band 50                                          --              --             1.59
Band 25                                          --              --             1.64
Band 0                                           --              --             1.69
                                    ---------------  --------------
 Total                              $     5,406,636       3,706,908
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        208,120
Mortality & expense charges                                                          (91,983)
                                                                            -----------------
Net investment income (loss)                                                         116,137
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (435,187)
Realized gain distributions                                                        1,277,578
Net change in unrealized appreciation (depreciation)                              (2,375,383)
                                                                            -----------------
Net gain (loss)                                                                   (1,532,992)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,416,855)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        116,137   $        (66,739)
Net realized gain (loss)                                         (435,187)          (781,158)
Realized gain distributions                                     1,277,578          1,430,311
Net change in unrealized appreciation (depreciation)           (2,375,383)           167,387
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,416,855)           749,801
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          480,629          1,258,687
Cost of units redeemed                                         (2,134,715)        (8,352,821)
Account charges                                                      (533)            (2,471)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,654,619)        (7,096,605)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,071,474)        (6,346,804)
Net assets, beginning                                           8,478,110         14,824,914
                                                         -----------------  -----------------
Net assets, ending                                       $      5,406,636   $      8,478,110
                                                         =================  =================

Units sold                                                        282,845            732,833
Units redeemed                                                 (1,210,990)        (4,691,601)
                                                         -----------------  -----------------
Net increase (decrease)                                          (928,145)        (3,958,768)
Units outstanding, beginning                                    4,635,053          8,593,821
                                                         -----------------  -----------------
Units outstanding, ending                                       3,706,908          4,635,053
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      48,899,481
Cost of units redeemed/account charges                                            (55,072,423)
Net investment income (loss)                                                        1,244,337
Net realized gain (loss)                                                           (1,089,621)
Realized gain distributions                                                        15,010,470
Net change in unrealized appreciation (depreciation)                               (3,585,608)
                                                                            ------------------
Net assets                                                                  $       5,406,636
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46               3,707  $            5,407               1.25%              -20.3%
12/31/2017                     1.83               4,635               8,478               1.25%                8.4%
12/31/2016                     1.69               7,074              11,935               1.25%               21.7%
12/31/2015                     1.39               9,492              13,163               1.25%               -9.3%
12/31/2014                     1.53              11,766              17,993               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               1.00%              -20.1%
12/31/2017                     1.88                   0                   0               1.00%                8.7%
12/31/2016                     1.73                   0                   0               1.00%               22.0%
12/31/2015                     1.42                   0                   0               1.00%               -9.1%
12/31/2014                     1.56                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               0.75%              -19.9%
12/31/2017                     1.93                   0                   0               0.75%                9.0%
12/31/2016                     1.77                   0                   0               0.75%               22.3%
12/31/2015                     1.45                   0                   0               0.75%               -8.9%
12/31/2014                     1.59                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.50%              -19.7%
12/31/2017                     1.98                   0                   0               0.50%                9.2%
12/31/2016                     1.81                   0                   0               0.50%               22.6%
12/31/2015                     1.48                   0                   0               0.50%               -8.6%
12/31/2014                     1.62                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.25%              -19.5%
12/31/2017                     2.03                   0                   0               0.25%                9.5%
12/31/2016                     1.86                   0                   0               0.25%               22.9%
12/31/2015                     1.51                   0                   0               0.25%               -8.4%
12/31/2014                     1.65                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.00%              -19.3%
12/31/2017                     2.09                   0                   0               0.00%                9.8%
12/31/2016                     1.90               1,519               2,890               0.00%               23.2%
12/31/2015                     1.54               1,662               2,567               0.00%               -8.2%
12/31/2014                     1.68               1,700               2,859               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        0.4%
    2016        1.5%
    2015        1.7%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PIMCO COMMODITIESPLUS STRATEGY ADMIN CLASS - 72202E104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           652  $           801              138
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           652
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           652             885  $         0.74
Band 100                                        --              --            0.74
Band 75                                         --              --            0.75
Band 50                                         --              --            0.76
Band 25                                         --              --            0.77
Band 0                                          --              --            0.78
                                   ---------------  --------------
 Total                             $           652             885
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             46
Mortality & expense charges                                                              (2)
                                                                           -----------------
Net investment income (loss)                                                             44
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                   (149)
                                                                           -----------------
Net gain (loss)                                                                        (149)
                                                                           -----------------

Increase (decrease) in net assets from operations                          $           (105)
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             44   $          4,949
Net realized gain (loss)                                               --           (108,441)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (149)            38,398
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (105)           (65,094)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              755            137,278
Cost of units redeemed                                                 --           (992,046)
Account charges                                                        (2)              (422)
                                                         -----------------  -----------------
Increase (decrease)                                                   753           (855,190)
                                                         -----------------  -----------------
Net increase (decrease)                                               648           (920,284)
Net assets, beginning                                                   4            920,288
                                                         -----------------  -----------------
Net assets, ending                                       $            652   $              4
                                                         =================  =================

Units sold                                                            882            181,540
Units redeemed                                                         (2)        (1,361,876)
                                                         -----------------  -----------------
Net increase (decrease)                                               880         (1,180,336)
Units outstanding, beginning                                            5          1,180,341
                                                         -----------------  -----------------
Units outstanding, ending                                             885                  5
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,452,583
Cost of units redeemed/account charges                                            (1,277,007)
Net investment income (loss)                                                             557
Net realized gain (loss)                                                            (175,332)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                    (149)
                                                                            -----------------
Net assets                                                                  $            652
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.74                   1  $                1               1.25%              -13.4%
12/31/2017                     0.85                   0                   0               1.25%                9.2%
12/31/2016                     0.78               1,180                 920               1.25%               17.4%
12/31/2015                     0.66               1,107                 735               1.25%              -29.4%
12/31/2014                     0.94                   0                   0               1.25%               -6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.74                   0  $                0               1.00%              -13.2%
12/31/2017                     0.86                   0                   0               1.00%                9.5%
12/31/2016                     0.78                   0                   0               1.00%               17.7%
12/31/2015                     0.67                   0                   0               1.00%              -29.2%
12/31/2014                     0.94                   0                   0               1.00%               -6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.75%              -13.0%
12/31/2017                     0.86                   0                   0               0.75%                9.7%
12/31/2016                     0.79                   0                   0               0.75%               18.0%
12/31/2015                     0.67                   0                   0               0.75%              -29.0%
12/31/2014                     0.94                   0                   0               0.75%               -5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.50%              -12.8%
12/31/2017                     0.87                   0                   0               0.50%               10.0%
12/31/2016                     0.79                   0                   0               0.50%               18.3%
12/31/2015                     0.67                   0                   0               0.50%              -28.8%
12/31/2014                     0.94                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.77                   0  $                0               0.25%              -12.6%
12/31/2017                     0.88                   0                   0               0.25%               10.3%
12/31/2016                     0.80                   0                   0               0.25%               18.6%
12/31/2015                     0.67                   0                   0               0.25%              -28.6%
12/31/2014                     0.94                   0                   0               0.25%               -5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -12.3%
12/31/2017                     0.88                   0                   0               0.00%               10.6%
12/31/2016                     0.80                   0                   0               0.00%               18.8%
12/31/2015                     0.67                   0                   0               0.00%              -28.5%
12/31/2014                     0.94                   0                   0               0.00%               -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018       14.0%
    2017        2.3%
    2016        0.1%
    2015        3.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           ALLIANZGI NFJ SMALL-CAP VALUE FUND R CLASS - 018918755

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,535,342  $      4,073,751          183,057
                                                      ================  ===============
Receivables: investments sold                 23,582
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,558,924
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,277,215         879,582  $          2.59
Band 100                                    71,964          26,757             2.69
Band 75                                         --              --             2.79
Band 50                                    209,745          72,258             2.90
Band 25                                         --              --             3.02
Band 0                                          --              --             3.13
                                    --------------  --------------
 Total                              $    2,558,924         978,597
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         79,309
Mortality & expense charges                                                          (46,203)
                                                                            -----------------
Net investment income (loss)                                                          33,106
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (257,615)
Realized gain distributions                                                          555,730
Net change in unrealized appreciation (depreciation)                              (1,027,065)
                                                                            -----------------
Net gain (loss)                                                                     (728,950)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (695,844)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         33,106   $        (50,320)
Net realized gain (loss)                                         (257,615)           (44,944)
Realized gain distributions                                       555,730            717,893
Net change in unrealized appreciation (depreciation)           (1,027,065)          (249,383)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (695,844)           373,246
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          330,915            529,832
Cost of units redeemed                                         (1,691,239)        (1,904,556)
Account charges                                                      (702)            (1,283)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,361,026)        (1,376,007)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,056,870)        (1,002,761)
Net assets, beginning                                           4,615,794          5,618,555
                                                         -----------------  -----------------
Net assets, ending                                       $      2,558,924   $      4,615,794
                                                         =================  =================

Units sold                                                        134,195            177,835
Units redeemed                                                   (562,762)          (621,966)
                                                         -----------------  -----------------
Net increase (decrease)                                          (428,567)          (444,131)
Units outstanding, beginning                                    1,407,164          1,851,295
                                                         -----------------  -----------------
Units outstanding, ending                                         978,597          1,407,164
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     36,881,639
Cost of units redeemed/account charges                                            (40,958,447)
Net investment income (loss)                                                           23,788
Net realized gain (loss)                                                              (82,466)
Realized gain distributions                                                         8,232,819
Net change in unrealized appreciation (depreciation)                               (1,538,409)
                                                                             -----------------
Net assets                                                                   $      2,558,924
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                 880  $            2,277               1.25%              -20.5%
12/31/2017                     3.26               1,295               4,218               1.25%                8.0%
12/31/2016                     3.02               1,722               5,193               1.25%               21.1%
12/31/2015                     2.49               2,341               5,831               1.25%               -9.6%
12/31/2014                     2.76               2,645               7,290               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                  27  $               72               1.00%              -20.3%
12/31/2017                     3.38                  37                 125               1.00%                8.3%
12/31/2016                     3.12                  28                  87               1.00%               21.4%
12/31/2015                     2.57                  23                  59               1.00%               -9.4%
12/31/2014                     2.84                  47                 134               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.79                   0  $                0               0.75%              -20.1%
12/31/2017                     3.50                   0                   0               0.75%                8.5%
12/31/2016                     3.22                   0                   0               0.75%               21.7%
12/31/2015                     2.65                   0                   0               0.75%               -9.2%
12/31/2014                     2.92                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.90                  72  $              210               0.50%              -19.9%
12/31/2017                     3.62                  75                 272               0.50%                8.8%
12/31/2016                     3.33                 102                 338               0.50%               22.0%
12/31/2015                     2.73                 102                 278               0.50%               -9.0%
12/31/2014                     3.00                 101                 302               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.02                   0  $                0               0.25%              -19.7%
12/31/2017                     3.76                   0                   0               0.25%                9.1%
12/31/2016                     3.44                   0                   0               0.25%               22.3%
12/31/2015                     2.82                   0                   0               0.25%               -8.7%
12/31/2014                     3.09                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.13                   0  $                0               0.00%              -19.5%
12/31/2017                     3.89                   0                   0               0.00%                9.4%
12/31/2016                     3.56                   0                   0               0.00%               22.6%
12/31/2015                     2.90                  90                 260               0.00%               -8.5%
12/31/2014                     3.17                 334               1,061               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        0.1%
    2016        1.0%
    2015        1.1%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        PIMCO COMMODITY REAL RETURN STRATEGY ADMIN CLASS - 722005659

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        701,797  $       882,192          129,482
                                                       ===============  ===============
Receivables: investments sold                   9,398
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        711,195
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       711,195         641,308  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.14
Band 50                                         --              --            1.16
Band 25                                         --              --            1.17
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $       711,195         641,308
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         37,243
Mortality & expense charges                                                             (9,352)
                                                                              -----------------
Net investment income (loss)                                                            27,891
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,952)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                  (145,414)
                                                                              -----------------
Net gain (loss)                                                                       (150,366)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (122,475)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         27,891   $         45,996
Net realized gain (loss)                                            (4,952)           (12,594)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)              (145,414)           (23,072)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (122,475)            10,330
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           167,118            218,265
Cost of units redeemed                                             (63,906)          (133,547)
Account charges                                                       (452)              (588)
                                                          -----------------  -----------------
Increase (decrease)                                                102,760             84,130
                                                          -----------------  -----------------
Net increase (decrease)                                            (19,715)            94,460
Net assets, beginning                                              730,910            636,450
                                                          -----------------  -----------------
Net assets, ending                                        $        711,195   $        730,910
                                                          =================  =================

Units sold                                                         132,907 (a)        231,352 (a)
Units redeemed                                                     (50,069)(a)       (165,246)(a)
                                                          -----------------  -----------------
Net increase (decrease)                                             82,838             66,106
Units outstanding, beginning                                       558,470 (a)        492,364 (a)
                                                          -----------------  -----------------
Units outstanding, ending                                          641,308            558,470
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,890,779
Cost of units redeemed/account charges                                            (2,124,208)
Net investment income (loss)                                                          75,687
Net realized gain (loss)                                                              45,467
Realized gain distributions                                                            3,865
Net change in unrealized appreciation (depreciation)                                (180,395)
                                                                            -----------------
Net assets                                                                  $        711,195
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.


(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.



                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                 641  $              711               1.25%              -15.3%
12/31/2017 (a)                 1.31                 558                 731               1.25%                1.2%
12/31/2016 (a)                 1.29                 492                 636               1.25%               12.9%
12/31/2015 (a)                 1.14                 480                 550               1.25%              -26.8%
12/31/2014 (a)                 1.56                   8                  12               1.25%              -19.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.12                   0  $                0               1.00%              -15.1%
12/31/2017 (a)                 1.32                   0                   0               1.00%                1.5%
12/31/2016 (a)                 1.30                   0                   0               1.00%               13.2%
12/31/2015 (a)                 1.15                   0                   0               1.00%              -26.6%
12/31/2014 (a)                 1.57                   0                   0               1.00%              -19.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.14                   0  $                0               0.75%              -14.8%
12/31/2017 (a)                 1.34                   0                   0               0.75%                1.8%
12/31/2016 (a)                 1.32                   0                   0               0.75%               13.5%
12/31/2015 (a)                 1.16                   0                   0               0.75%              -26.4%
12/31/2014 (a)                 1.58                   0                   0               0.75%              -19.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.16                   0  $                0               0.50%              -14.6%
12/31/2017 (a)                 1.35                   0                   0               0.50%                2.0%
12/31/2016 (a)                 1.33                   0                   0               0.50%               13.8%
12/31/2015 (a)                 1.17                   0                   0               0.50%              -26.3%
12/31/2014 (a)                 1.58                   0                   0               0.50%              -18.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.17                   0  $                0               0.25%              -14.4%
12/31/2017 (a)                 1.37                   0                   0               0.25%                2.3%
12/31/2016 (a)                 1.34                   0                   0               0.25%               14.1%
12/31/2015 (a)                 1.17                   0                   0               0.25%              -26.1%
12/31/2014 (a)                 1.59                   0                   0               0.25%              -18.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.19                   0  $                0               0.00%              -14.2%
12/31/2017 (a)                 1.39                   0                   0               0.00%                2.5%
12/31/2016 (a)                 1.35                   0                   0               0.00%               14.4%
12/31/2015 (a)                 1.18                   0                   0               0.00%              -25.9%
12/31/2014 (a)                 1.59                   0                   0               0.00%              -18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        8.0%
    2016        0.7%
    2015        4.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PIMCO COMMODITY REAL RETURN STRATEGY R CLASS - 72201P225

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        33,903  $         45,380            6,433
                                                      ================  ===============
Receivables: investments sold                    224
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        34,127
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       34,127          31,485  $          1.08
Band 100                                        --              --             1.10
Band 75                                         --              --             1.11
Band 50                                         --              --             1.13
Band 25                                         --              --             1.15
Band 0                                          --              --             1.16
                                    --------------  --------------
 Total                              $       34,127          31,485
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           1,774
Mortality & expense charges                                                                (454)
                                                                              ------------------
Net investment income (loss)                                                              1,320
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (59)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (7,373)
                                                                              ------------------
Net gain (loss)                                                                          (7,432)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (6,112)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,320   $          2,042
Net realized gain (loss)                                               (59)              (110)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (7,373)            (1,494)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (6,112)               438
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             6,730              6,047
Cost of units redeemed                                                  --             (1,056)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  6,730              4,991
                                                          -----------------  -----------------
Net increase (decrease)                                                618              5,429
Net assets, beginning                                               33,509             28,080
                                                          -----------------  -----------------
Net assets, ending                                        $         34,127   $         33,509
                                                          =================  =================

Units sold                                                           5,356 (a)          4,896 (a)
Units redeemed                                                          -- (a)           (824)(a)
                                                          -----------------  -----------------
Net increase (decrease)                                              5,356              4,072
Units outstanding, beginning                                        26,129 (a)         22,057 (a)
                                                          -----------------  -----------------
Units outstanding, ending                                           31,485             26,129
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         46,998
Cost of units redeemed/account charges                                                  (4,088)
Net investment income (loss)                                                             3,776
Net realized gain (loss)                                                                (1,082)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (11,477)
                                                                              -----------------
Net assets                                                                    $         34,127
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.


(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.



                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.08                  31  $               34               1.25%              -15.5%
12/31/2017 (a)                 1.28                  26                  34               1.25%                0.7%
12/31/2016 (a)                 1.27                  22                  28               1.25%               12.3%
12/31/2015 (a)                 1.13                  17                  19               1.25%              -27.2%
12/31/2014 (a)                 1.56                   5                   8               1.25%              -19.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.10                   0  $                0               1.00%              -15.3%
12/31/2017 (a)                 1.30                   0                   0               1.00%                1.0%
12/31/2016 (a)                 1.28                   0                   0               1.00%               12.6%
12/31/2015 (a)                 1.14                   0                   0               1.00%              -27.0%
12/31/2014 (a)                 1.56                   0                   0               1.00%              -19.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                   0  $                0               0.75%              -15.1%
12/31/2017 (a)                 1.31                   0                   0               0.75%                1.2%
12/31/2016 (a)                 1.30                   0                   0               0.75%               12.9%
12/31/2015 (a)                 1.15                   0                   0               0.75%              -26.8%
12/31/2014 (a)                 1.57                   0                   0               0.75%              -19.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.13                   0  $                0               0.50%              -14.8%
12/31/2017 (a)                 1.33                   0                   0               0.50%                1.5%
12/31/2016 (a)                 1.31                   0                   0               0.50%               13.2%
12/31/2015 (a)                 1.16                   0                   0               0.50%              -26.6%
12/31/2014 (a)                 1.57                   0                   0               0.50%              -19.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.15                   0  $                0               0.25%              -14.6%
12/31/2017 (a)                 1.34                   0                   0               0.25%                1.7%
12/31/2016 (a)                 1.32                   0                   0               0.25%               13.4%
12/31/2015 (a)                 1.16                   0                   0               0.25%              -26.4%
12/31/2014 (a)                 1.58                   0                   0               0.25%              -18.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.16                   0  $                0               0.00%              -14.4%
12/31/2017 (a)                 1.36                   0                   0               0.00%                2.0%
12/31/2016 (a)                 1.33                   0                   0               0.00%               13.7%
12/31/2015 (a)                 1.17                   0                   0               0.00%              -26.3%
12/31/2014 (a)                 1.59                   0                   0               0.00%              -18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        7.9%
    2016        0.5%
    2015        5.7%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                PIMCO HIGH YIELD FUND ADMIN CLASS - 693390650

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,066,565   $     2,242,284          248,520
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,383)
                                     ----------------
Net assets                           $     2,065,182
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,065,182         880,074  $          2.35
Band 100                                        --              --             2.44
Band 75                                         --              --             2.53
Band 50                                         --              --             2.63
Band 25                                         --              --             2.73
Band 0                                          --              --             2.89
                                    --------------  --------------
 Total                              $    2,065,182         880,074
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        122,769
Mortality & expense charges                                                           (30,709)
                                                                             -----------------
Net investment income (loss)                                                           92,060
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (27,303)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (153,818)
                                                                             -----------------
Net gain (loss)                                                                      (181,121)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (89,061)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         92,060   $         95,918
Net realized gain (loss)                                          (27,303)           (11,457)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (153,818)            54,039
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (89,061)           138,500
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          297,801            588,379
Cost of units redeemed                                           (699,564)          (893,066)
Account charges                                                      (967)            (1,288)
                                                         -----------------  -----------------
Increase (decrease)                                              (402,730)          (305,975)
                                                         -----------------  -----------------
Net increase (decrease)                                          (491,791)          (167,475)
Net assets, beginning                                           2,556,973          2,724,448
                                                         -----------------  -----------------
Net assets, ending                                       $      2,065,182   $      2,556,973
                                                         =================  =================

Units sold                                                        127,712            243,917
Units redeemed                                                   (294,222)          (373,127)
                                                         -----------------  -----------------
Net increase (decrease)                                          (166,510)          (129,210)
Units outstanding, beginning                                    1,046,584          1,175,794
                                                         -----------------  -----------------
Units outstanding, ending                                         880,074          1,046,584
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     18,229,325
Cost of units redeemed/account charges                                           (18,744,563)
Net investment income (loss)                                                       3,332,162
Net realized gain (loss)                                                            (797,017)
Realized gain distributions                                                          220,994
Net change in unrealized appreciation (depreciation)                                (175,719)
                                                                            -----------------
Net assets                                                                  $      2,065,182
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                 880  $            2,065               1.25%               -4.0%
12/31/2017                     2.44               1,047               2,557               1.25%                5.4%
12/31/2016                     2.32               1,176               2,724               1.25%               11.1%
12/31/2015                     2.09               1,538               3,209               1.25%               -3.3%
12/31/2014                     2.16               2,065               4,455               1.25%                1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               1.00%               -3.7%
12/31/2017                     2.53                   0                   0               1.00%                5.7%
12/31/2016                     2.40                   0                   0               1.00%               11.3%
12/31/2015                     2.15                   0                   0               1.00%               -3.1%
12/31/2014                     2.22                   0                   0               1.00%                2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53                   0  $                0               0.75%               -3.5%
12/31/2017                     2.62                   0                   0               0.75%                6.0%
12/31/2016                     2.48                   0                   0               0.75%               11.6%
12/31/2015                     2.22                   0                   0               0.75%               -2.8%
12/31/2014                     2.28                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.63                   0  $                0               0.50%               -3.2%
12/31/2017                     2.72                   0                   0               0.50%                6.2%
12/31/2016                     2.56                   0                   0               0.50%               11.9%
12/31/2015                     2.29                   0                   0               0.50%               -2.6%
12/31/2014                     2.35                   0                   0               0.50%                2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.73                   0  $                0               0.25%               -3.0%
12/31/2017                     2.82                   0                   0               0.25%                6.5%
12/31/2016                     2.65                   0                   0               0.25%               12.2%
12/31/2015                     2.36                   0                   0               0.25%               -2.3%
12/31/2014                     2.41                   0                   0               0.25%                2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.89                   0  $                0               0.00%               -2.7%
12/31/2017                     2.97                   0                   0               0.00%                6.8%
12/31/2016                     2.78                   0                   0               0.00%               12.5%
12/31/2015                     2.47                 338                 836               0.00%               -2.1%
12/31/2014                     2.53                 360                 909               0.00%                3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.3%
    2017        4.9%
    2016        4.6%
    2015        5.7%
    2014        5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PIMCO HIGH YIELD FUND R CLASS - 72200Q794

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,753,909   $     1,918,645          210,977
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,280)
                                     ----------------
Net assets                           $     1,752,629
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,094,259         555,369  $          1.97
Band 100                                   302,459         147,765             2.05
Band 75                                         --              --             2.13
Band 50                                    355,911         161,111             2.21
Band 25                                         --              --             2.29
Band 0                                          --              --             2.39
                                    --------------  --------------
 Total                              $    1,752,629         864,245
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         91,476
Mortality & expense charges                                                           (23,005)
                                                                             -----------------
Net investment income (loss)                                                           68,471
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (17,186)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (132,583)
                                                                             -----------------
Net gain (loss)                                                                      (149,769)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (81,298)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         68,471   $         77,866
Net realized gain (loss)                                          (17,186)           (14,744)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (132,583)            57,682
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (81,298)           120,804
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          150,618            379,668
Cost of units redeemed                                           (402,902)          (768,570)
Account charges                                                      (567)              (578)
                                                         -----------------  -----------------
Increase (decrease)                                              (252,851)          (389,480)
                                                         -----------------  -----------------
Net increase (decrease)                                          (334,149)          (268,676)
Net assets, beginning                                           2,086,778          2,355,454
                                                         -----------------  -----------------
Net assets, ending                                       $      1,752,629   $      2,086,778
                                                         =================  =================

Units sold                                                         94,332            210,208
Units redeemed                                                   (219,633)          (378,453)
                                                         -----------------  -----------------
Net increase (decrease)                                          (125,301)          (168,245)
Units outstanding, beginning                                      989,546          1,157,791
                                                         -----------------  -----------------
Units outstanding, ending                                         864,245            989,546
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      8,295,180
Cost of units redeemed/account charges                                             (7,657,059)
Net investment income (loss)                                                        1,232,873
Net realized gain (loss)                                                              (80,874)
Realized gain distributions                                                           127,245
Net change in unrealized appreciation (depreciation)                                 (164,736)
                                                                             -----------------
Net assets                                                                   $      1,752,629
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                 555  $            1,094               1.25%               -4.3%
12/31/2017                     2.06                 676               1,392               1.25%                5.1%
12/31/2016                     1.96                 711               1,393               1.25%               10.7%
12/31/2015                     1.77                 803               1,422               1.25%               -3.7%
12/31/2014                     1.84               1,185               2,177               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                 148  $              302               1.00%               -4.0%
12/31/2017                     2.13                 146                 311               1.00%                5.3%
12/31/2016                     2.03                 143                 290               1.00%               10.9%
12/31/2015                     1.83                 137                 250               1.00%               -3.4%
12/31/2014                     1.89                 155                 294               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               0.75%               -3.8%
12/31/2017                     2.21                   0                   0               0.75%                5.6%
12/31/2016                     2.09                   0                   0               0.75%               11.2%
12/31/2015                     1.88                   0                   0               0.75%               -3.2%
12/31/2014                     1.94                   0                   0               0.75%                1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                 161  $              356               0.50%               -3.6%
12/31/2017                     2.29                 167                 383               0.50%                5.9%
12/31/2016                     2.16                 199                 432               0.50%               11.5%
12/31/2015                     1.94                 198                 385               0.50%               -2.9%
12/31/2014                     2.00                 191                 383               0.50%                2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               0.25%               -3.3%
12/31/2017                     2.37                   0                   0               0.25%                6.1%
12/31/2016                     2.24                   0                   0               0.25%               11.8%
12/31/2015                     2.00                   0                   0               0.25%               -2.7%
12/31/2014                     2.06                   0                   0               0.25%                2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               0.00%               -3.1%
12/31/2017                     2.46                   0                   0               0.00%                6.4%
12/31/2016                     2.31                 104                 241               0.00%               12.1%
12/31/2015                     2.06                  96                 198               0.00%               -2.4%
12/31/2014                     2.12                  90                 191               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.8%
    2017        4.5%
    2016        5.0%
    2015        5.2%
    2014        5.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    PIMCO INCOME FUND R CLASS - 72201F441

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       931,297   $      949,505           78,537
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (15,382)
                                     ----------------
Net assets                           $       915,915
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       572,540         457,540  $         1.25
Band 100                                        --              --            1.27
Band 75                                         --              --            1.29
Band 50                                         --              --            1.31
Band 25                                         --              --            1.33
Band 0                                     343,375         254,181            1.35
                                   ---------------  --------------
 Total                             $       915,915         711,721
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         56,653
Mortality & expense charges                                                           (10,214)
                                                                             -----------------
Net investment income (loss)                                                           46,439
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (20,354)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (46,675)
                                                                             -----------------
Net gain (loss)                                                                       (67,029)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (20,590)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         46,439   $         62,553
Net realized gain (loss)                                          (20,354)            13,314
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (46,675)            28,656
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (20,590)           104,523
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,238,765          1,314,024
Cost of units redeemed                                         (2,241,906)          (602,445)
Account charges                                                      (321)            (1,034)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,003,462)           710,545
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,024,052)           815,068
Net assets, beginning                                           1,939,967          1,124,899
                                                         -----------------  -----------------
Net assets, ending                                       $        915,915   $      1,939,967
                                                         =================  =================

Units sold                                                        979,843          1,064,341
Units redeemed                                                 (1,781,237)          (485,815)
                                                         -----------------  -----------------
Net increase (decrease)                                          (801,394)           578,526
Units outstanding, beginning                                    1,513,115            934,589
                                                         -----------------  -----------------
Units outstanding, ending                                         711,721          1,513,115
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      5,288,294
Cost of units redeemed/account charges                                             (4,568,875)
Net investment income (loss)                                                          227,454
Net realized gain (loss)                                                              (15,733)
Realized gain distributions                                                             2,983
Net change in unrealized appreciation (depreciation)                                  (18,208)
                                                                             -----------------
Net assets                                                                   $        915,915
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                 458  $              573               1.25%               -1.3%
12/31/2017                     1.27               1,260               1,598               1.25%                6.6%
12/31/2016                     1.19                 728                 866               1.25%                6.7%
12/31/2015                     1.11                 672                 750               1.25%                0.7%
12/31/2014                     1.11                 367                 407               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -1.1%
12/31/2017                     1.28                   0                   0               1.00%                6.9%
12/31/2016                     1.20                   0                   0               1.00%                7.0%
12/31/2015                     1.12                   0                   0               1.00%                0.9%
12/31/2014                     1.11                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -0.8%
12/31/2017                     1.30                   0                   0               0.75%                7.1%
12/31/2016                     1.21                   0                   0               0.75%                7.2%
12/31/2015                     1.13                   0                   0               0.75%                1.2%
12/31/2014                     1.12                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -0.6%
12/31/2017                     1.32                   0                   0               0.50%                7.4%
12/31/2016                     1.23                   0                   0               0.50%                7.5%
12/31/2015                     1.14                   0                   0               0.50%                1.4%
12/31/2014                     1.13                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -0.3%
12/31/2017                     1.33                   0                   0               0.25%                7.7%
12/31/2016                     1.24                   0                   0               0.25%                7.8%
12/31/2015                     1.15                   0                   0               0.25%                1.7%
12/31/2014                     1.13                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                 254  $              343               0.00%               -0.1%
12/31/2017                     1.35                 253                 342               0.00%                7.9%
12/31/2016                     1.25                 207                 259               0.00%                8.0%
12/31/2015                     1.16                   0                   0               0.00%                1.9%
12/31/2014                     1.14                   0                   0               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.0%
    2017        5.2%
    2016        5.3%
    2015        8.0%
    2014        5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2020 FUND ADMINISTRATIVE CLASS - 01900A494

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      463,062   $       494,942           25,927
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (278)
                                     ---------------
Net assets                           $      462,784
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       462,784         400,182  $         1.16
Band 100                                        --              --            1.18
Band 75                                         --              --            1.20
Band 50                                         --              --            1.22
Band 25                                         --              --            1.24
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $       462,784         400,182
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         12,815
Mortality & expense charges                                                            (6,035)
                                                                             -----------------
Net investment income (loss)                                                            6,780
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,221
Realized gain distributions                                                            17,924
Net change in unrealized appreciation (depreciation)                                  (64,833)
                                                                             -----------------
Net gain (loss)                                                                       (45,688)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (38,908)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,780   $          9,439
Net realized gain (loss)                                            1,221                805
Realized gain distributions                                        17,924                 --
Net change in unrealized appreciation (depreciation)              (64,833)            37,415
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (38,908)            47,659
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           55,697             58,490
Cost of units redeemed                                            (26,343)           (15,974)
Account charges                                                    (1,991)            (1,976)
                                                         -----------------  -----------------
Increase (decrease)                                                27,363             40,540
                                                         -----------------  -----------------
Net increase (decrease)                                           (11,545)            88,199
Net assets, beginning                                             474,329            386,130
                                                         -----------------  -----------------
Net assets, ending                                       $        462,784   $        474,329
                                                         =================  =================

Units sold                                                         45,562             50,868
Units redeemed                                                    (23,730)           (17,074)
                                                         -----------------  -----------------
Net increase (decrease)                                            21,832             33,794
Units outstanding, beginning                                      378,350            344,556
                                                         -----------------  -----------------
Units outstanding, ending                                         400,182            378,350
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,325,369
Cost of units redeemed/account charges                                                (881,186)
Net investment income (loss)                                                            39,083
Net realized gain (loss)                                                                (8,795)
Realized gain distributions                                                             20,193
Net change in unrealized appreciation (depreciation)                                   (31,880)
                                                                              -----------------
Net assets                                                                    $        462,784
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                 400  $              463               1.25%               -7.8%
12/31/2017                     1.25                 378                 474               1.25%               11.9%
12/31/2016                     1.12                 345                 386               1.25%                5.7%
12/31/2015                     1.06                 331                 351               1.25%               -3.3%
12/31/2014                     1.10                 490                 538               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               1.00%               -7.5%
12/31/2017                     1.27                   0                   0               1.00%               12.1%
12/31/2016                     1.13                   0                   0               1.00%                5.9%
12/31/2015                     1.07                   0                   0               1.00%               -3.0%
12/31/2014                     1.10                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.75%               -7.3%
12/31/2017                     1.29                   0                   0               0.75%               12.4%
12/31/2016                     1.15                   0                   0               0.75%                6.2%
12/31/2015                     1.08                   0                   0               0.75%               -2.8%
12/31/2014                     1.11                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -7.1%
12/31/2017                     1.31                   0                   0               0.50%               12.7%
12/31/2016                     1.16                   0                   0               0.50%                6.5%
12/31/2015                     1.09                   0                   0               0.50%               -2.5%
12/31/2014                     1.12                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.25%               -6.8%
12/31/2017                     1.33                   0                   0               0.25%               13.0%
12/31/2016                     1.17                   0                   0               0.25%                6.7%
12/31/2015                     1.10                   0                   0               0.25%               -2.3%
12/31/2014                     1.13                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%               -6.6%
12/31/2017                     1.34                   0                   0               0.00%               13.3%
12/31/2016                     1.19                   0                   0               0.00%                7.0%
12/31/2015                     1.11                   0                   0               0.00%               -2.1%
12/31/2014                     1.13                   0                   0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        3.4%
    2016        2.4%
    2015        2.7%
    2014        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PIMCO INCOME FUND ADMIN CLASS - 72201F482

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    13,932,770   $    14,238,470        1,174,523
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,564)
                                     ----------------
Net assets                           $    13,930,206
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   13,930,206      10,868,183  $          1.28
Band 100                                        --              --             1.30
Band 75                                         --              --             1.32
Band 50                                         --              --             1.34
Band 25                                         --              --             1.36
Band 0                                          --              --             1.38
                                    --------------  --------------
 Total                              $   13,930,206      10,868,183
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        802,563
Mortality & expense charges                                                         (191,613)
                                                                            -----------------
Net investment income (loss)                                                         610,950
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              33,455
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (810,027)
                                                                            -----------------
Net gain (loss)                                                                     (776,572)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (165,622)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        610,950   $        630,776
Net realized gain (loss)                                           33,455             54,657
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (810,027)           369,383
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (165,622)         1,054,816
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,412,327          8,163,734
Cost of units redeemed                                         (8,902,987)        (3,813,963)
Account charges                                                   (55,129)           (77,458)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,545,789)         4,272,313
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,711,411)         5,327,129
Net assets, beginning                                          18,641,617         13,314,488
                                                         -----------------  -----------------
Net assets, ending                                       $     13,930,206   $     18,641,617
                                                         =================  =================

Units sold                                                      4,117,964          8,906,094
Units redeemed                                                 (7,660,186)        (5,509,784)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,542,222)         3,396,310
Units outstanding, beginning                                   14,410,405         11,014,095
                                                         -----------------  -----------------
Units outstanding, ending                                      10,868,183         14,410,405
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     28,308,441
Cost of units redeemed/account charges                                           (16,006,992)
Net investment income (loss)                                                       1,870,572
Net realized gain (loss)                                                              55,661
Realized gain distributions                                                            8,224
Net change in unrealized appreciation (depreciation)                                (305,700)
                                                                            -----------------
Net assets                                                                  $     13,930,206
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28              10,868  $           13,930               1.25%               -0.9%
12/31/2017                     1.29              14,410              18,642               1.25%                7.0%
12/31/2016                     1.21              11,014              13,314               1.25%                7.1%
12/31/2015                     1.13               2,376               2,681               1.25%                1.1%
12/31/2014                     1.12               2,209               2,465               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%               -0.7%
12/31/2017                     1.31                   0                   0               1.00%                7.3%
12/31/2016                     1.22                   0                   0               1.00%                7.4%
12/31/2015                     1.14                   0                   0               1.00%                1.4%
12/31/2014                     1.12                   0                   0               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -0.4%
12/31/2017                     1.33                   0                   0               0.75%                7.5%
12/31/2016                     1.23                   0                   0               0.75%                7.7%
12/31/2015                     1.15                   0                   0               0.75%                1.6%
12/31/2014                     1.13                   0                   0               0.75%                6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -0.2%
12/31/2017                     1.34                   0                   0               0.50%                7.8%
12/31/2016                     1.25                   0                   0               0.50%                7.9%
12/31/2015                     1.16                   0                   0               0.50%                1.9%
12/31/2014                     1.13                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.25%                0.1%
12/31/2017                     1.36                   0                   0               0.25%                8.1%
12/31/2016                     1.26                   0                   0               0.25%                8.2%
12/31/2015                     1.16                   0                   0               0.25%                2.1%
12/31/2014                     1.14                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.00%                0.3%
12/31/2017                     1.38                   0                   0               0.00%                8.4%
12/31/2016                     1.27                   0                   0               0.00%                8.5%
12/31/2015                     1.17                   0                   0               0.00%                2.4%
12/31/2014                     1.15                   0                   0               0.00%                7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.9%
    2017        5.2%
    2016        6.2%
    2015        7.1%
    2014        8.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2020 FUND A CLASS - 01900A569 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.17
Band 75                                         --              --            1.19
Band 50                                         --              --            1.21
Band 25                                         --              --            1.23
Band 0                                          --              --            1.25
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.25%               -7.8%
12/31/2017                     1.25                   0                   0               1.25%               11.8%
12/31/2016                     1.12                   0                   0               1.25%                5.6%
12/31/2015                     1.06                   0                   0               1.25%               -3.3%
12/31/2014                     1.10                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%               -7.6%
12/31/2017                     1.27                   0                   0               1.00%               12.1%
12/31/2016                     1.13                   0                   0               1.00%                5.9%
12/31/2015                     1.07                   0                   0               1.00%               -3.0%
12/31/2014                     1.10                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.75%               -7.4%
12/31/2017                     1.29                   0                   0               0.75%               12.4%
12/31/2016                     1.15                   0                   0               0.75%                6.1%
12/31/2015                     1.08                   0                   0               0.75%               -2.8%
12/31/2014                     1.11                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -7.1%
12/31/2017                     1.31                   0                   0               0.50%               12.7%
12/31/2016                     1.16                   0                   0               0.50%                6.4%
12/31/2015                     1.09                   0                   0               0.50%               -2.5%
12/31/2014                     1.12                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -6.9%
12/31/2017                     1.32                   0                   0               0.25%               13.0%
12/31/2016                     1.17                   0                   0               0.25%                6.7%
12/31/2015                     1.10                   0                   0               0.25%               -2.3%
12/31/2014                     1.12                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.00%               -6.7%
12/31/2017                     1.34                   0                   0               0.00%               13.2%
12/31/2016                     1.19                   0                   0               0.00%                6.9%
12/31/2015                     1.11                   0                   0               0.00%               -2.0%
12/31/2014                     1.13                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIMCO REAL RETURN FUND ADMIN CLASS - 693391112

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,343,756   $    3,509,455          316,085
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (44,239)
                                     ----------------
Net assets                           $     3,299,517
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,278,976       2,993,419  $          1.10
Band 100                                         --              --             1.12
Band 75                                          --              --             1.14
Band 50                                          --              --             1.17
Band 25                                          --              --             1.19
Band 0                                       20,541          16,841             1.22
                                    ---------------  --------------
 Total                              $     3,299,517       3,010,260
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        115,509
Mortality & expense charges                                                          (58,621)
                                                                            -----------------
Net investment income (loss)                                                          56,888
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (111,282)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (107,026)
                                                                            -----------------
Net gain (loss)                                                                     (218,308)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (161,420)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         56,888   $         68,883
Net realized gain (loss)                                         (111,282)           (64,844)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (107,026)           169,381
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (161,420)           173,420
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,048,230          1,519,185
Cost of units redeemed                                         (3,068,017)        (3,889,770)
Account charges                                                    (3,738)            (7,106)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,023,525)        (2,377,691)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,184,945)        (2,204,271)
Net assets, beginning                                           5,484,462          7,688,733
                                                         -----------------  -----------------
Net assets, ending                                       $      3,299,517   $      5,484,462
                                                         =================  =================

Units sold                                                        960,450          1,448,554
Units redeemed                                                 (2,783,672)        (3,533,738)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,823,222)        (2,085,184)
Units outstanding, beginning                                    4,833,482          6,918,666
                                                         -----------------  -----------------
Units outstanding, ending                                       3,010,260          4,833,482
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     21,031,130
Cost of units redeemed/account charges                                           (17,346,916)
Net investment income (loss)                                                         240,285
Net realized gain (loss)                                                            (572,755)
Realized gain distributions                                                          113,472
Net change in unrealized appreciation (depreciation)                                (165,699)
                                                                            -----------------
Net assets                                                                  $      3,299,517
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               2,993  $            3,279               1.25%               -3.4%
12/31/2017                     1.13               4,820               5,468               1.25%                2.4%
12/31/2016                     1.11               6,679               7,400               1.25%                3.5%
12/31/2015                     1.07               5,729               6,134               1.25%               -4.2%
12/31/2014                     1.12               5,629               6,292               1.25%                1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -3.2%
12/31/2017                     1.16                   0                   0               1.00%                2.6%
12/31/2016                     1.13                   0                   0               1.00%                3.7%
12/31/2015                     1.09                   0                   0               1.00%               -4.0%
12/31/2014                     1.13                   0                   0               1.00%                2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -2.9%
12/31/2017                     1.18                   0                   0               0.75%                2.9%
12/31/2016                     1.15                   0                   0               0.75%                4.0%
12/31/2015                     1.10                   0                   0               0.75%               -3.7%
12/31/2014                     1.14                   0                   0               0.75%                2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -2.7%
12/31/2017                     1.20                   0                   0               0.50%                3.1%
12/31/2016                     1.16                   0                   0               0.50%                4.3%
12/31/2015                     1.12                   0                   0               0.50%               -3.5%
12/31/2014                     1.16                   0                   0               0.50%                2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -2.5%
12/31/2017                     1.22                   0                   0               0.25%                3.4%
12/31/2016                     1.18                   0                   0               0.25%                4.5%
12/31/2015                     1.13                   0                   0               0.25%               -3.2%
12/31/2014                     1.17                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                  17  $               21               0.00%               -2.2%
12/31/2017                     1.25                  13                  17               0.00%                3.7%
12/31/2016                     1.20                 240                 288               0.00%                4.8%
12/31/2015                     1.15                 211                 242               0.00%               -3.0%
12/31/2014                     1.18                 196                 232               0.00%                3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        2.2%
    2016        0.9%
    2015        0.8%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       ALLIANZGI RETIREMENT 2025 FUND ADMINISTRATIVE CLASS - 01880B827

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        61,999   $        67,476            3,921
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (37)
                                     ----------------
Net assets                           $        61,962
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       61,962          51,854  $          1.19
Band 100                                        --              --             1.21
Band 75                                         --              --             1.24
Band 50                                         --              --             1.26
Band 25                                         --              --             1.28
Band 0                                          --              --             1.30
                                    --------------  --------------
 Total                              $       61,962          51,854
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,526
Mortality & expense charges                                                            (1,233)
                                                                             -----------------
Net investment income (loss)                                                              293
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,479
Realized gain distributions                                                             2,775
Net change in unrealized appreciation (depreciation)                                  (17,609)
                                                                             -----------------
Net gain (loss)                                                                        (7,355)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (7,062)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            293   $          2,445
Net realized gain (loss)                                            7,479                713
Realized gain distributions                                         2,775              1,504
Net change in unrealized appreciation (depreciation)              (17,609)            11,191
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (7,062)            15,853
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           21,629             31,041
Cost of units redeemed                                            (85,614)           (13,173)
Account charges                                                      (473)              (952)
                                                         -----------------  -----------------
Increase (decrease)                                               (64,458)            16,916
                                                         -----------------  -----------------
Net increase (decrease)                                           (71,520)            32,769
Net assets, beginning                                             133,482            100,713
                                                         -----------------  -----------------
Net assets, ending                                       $         61,962   $        133,482
                                                         =================  =================

Units sold                                                         16,858             26,306
Units redeemed                                                    (66,764)           (12,395)
                                                         -----------------  -----------------
Net increase (decrease)                                           (49,906)            13,911
Units outstanding, beginning                                      101,760             87,849
                                                         -----------------  -----------------
Units outstanding, ending                                          51,854            101,760
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        903,096
Cost of units redeemed/account charges                                              (861,577)
Net investment income (loss)                                                           9,071
Net realized gain (loss)                                                              12,222
Realized gain distributions                                                            4,627
Net change in unrealized appreciation (depreciation)                                  (5,477)
                                                                            -----------------
Net assets                                                                  $         61,962
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                  52  $               62               1.25%               -8.9%
12/31/2017                     1.31                 102                 133               1.25%               14.4%
12/31/2016                     1.15                  88                 101               1.25%                6.4%
12/31/2015                     1.08                 129                 139               1.25%               -2.9%
12/31/2014                     1.11                  99                 110               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%               -8.7%
12/31/2017                     1.33                   0                   0               1.00%               14.7%
12/31/2016                     1.16                   0                   0               1.00%                6.7%
12/31/2015                     1.09                   0                   0               1.00%               -2.6%
12/31/2014                     1.12                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -8.4%
12/31/2017                     1.35                   0                   0               0.75%               15.0%
12/31/2016                     1.17                   0                   0               0.75%                7.0%
12/31/2015                     1.10                   0                   0               0.75%               -2.4%
12/31/2014                     1.12                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.50%               -8.2%
12/31/2017                     1.37                   0                   0               0.50%               15.3%
12/31/2016                     1.19                   0                   0               0.50%                7.2%
12/31/2015                     1.11                   0                   0               0.50%               -2.1%
12/31/2014                     1.13                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.25%               -8.0%
12/31/2017                     1.39                   0                   0               0.25%               15.6%
12/31/2016                     1.20                   0                   0               0.25%                7.5%
12/31/2015                     1.12                   0                   0               0.25%               -1.9%
12/31/2014                     1.14                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.00%               -7.8%
12/31/2017                     1.41                   0                   0               0.00%               15.9%
12/31/2016                     1.21                   0                   0               0.00%                7.8%
12/31/2015                     1.13                   0                   0               0.00%               -1.7%
12/31/2014                     1.15                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        3.4%
    2016        1.7%
    2015        3.7%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 PIMCO REAL RETURN FUND R CLASS - 72200Q760

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       636,929   $      650,915           60,225
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (17,062)
                                     ----------------
Net assets                           $       619,867
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       390,003         368,642  $         1.06
Band 100                                        --              --            1.08
Band 75                                         --              --            1.10
Band 50                                         --              --            1.13
Band 25                                         --              --            1.15
Band 0                                     229,864         195,138            1.18
                                   ---------------  --------------
 Total                             $       619,867         563,780
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         16,467
Mortality & expense charges                                                             (6,919)
                                                                              -----------------
Net investment income (loss)                                                             9,548
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,228)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (36,209)
                                                                              -----------------
Net gain (loss)                                                                        (39,437)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (29,889)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,548   $         11,169
Net realized gain (loss)                                           (3,228)            18,253
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (36,209)            (1,342)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (29,889)            28,080
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          936,147            264,503
Cost of units redeemed                                         (1,271,089)          (744,013)
Account charges                                                      (392)              (607)
                                                         -----------------  -----------------
Increase (decrease)                                              (335,334)          (480,117)
                                                         -----------------  -----------------
Net increase (decrease)                                          (365,223)          (452,037)
Net assets, beginning                                             985,090          1,437,127
                                                         -----------------  -----------------
Net assets, ending                                       $        619,867   $        985,090
                                                         =================  =================

Units sold                                                        865,390            241,652
Units redeemed                                                 (1,177,488)          (675,244)
                                                         -----------------  -----------------
Net increase (decrease)                                          (312,098)          (433,592)
Units outstanding, beginning                                      875,878          1,309,470
                                                         -----------------  -----------------
Units outstanding, ending                                         563,780            875,878
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,145,715
Cost of units redeemed/account charges                                            (7,378,772)
Net investment income (loss)                                                          47,120
Net realized gain (loss)                                                            (214,950)
Realized gain distributions                                                           34,740
Net change in unrealized appreciation (depreciation)                                 (13,986)
                                                                            -----------------
Net assets                                                                  $        619,867
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 369  $              390               1.25%               -3.8%
12/31/2017                     1.10                 678                 746               1.25%                2.0%
12/31/2016                     1.08               1,044               1,126               1.25%                3.1%
12/31/2015                     1.05               1,565               1,638               1.25%               -4.6%
12/31/2014                     1.10               1,607               1,762               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -3.6%
12/31/2017                     1.12                   0                   0               1.00%                2.2%
12/31/2016                     1.10                   0                   0               1.00%                3.3%
12/31/2015                     1.06                   0                   0               1.00%               -4.3%
12/31/2014                     1.11                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -3.3%
12/31/2017                     1.14                   0                   0               0.75%                2.5%
12/31/2016                     1.11                   0                   0               0.75%                3.6%
12/31/2015                     1.08                   0                   0               0.75%               -4.1%
12/31/2014                     1.12                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -3.1%
12/31/2017                     1.16                   0                   0               0.50%                2.7%
12/31/2016                     1.13                   0                   0               0.50%                3.8%
12/31/2015                     1.09                   0                   0               0.50%               -3.9%
12/31/2014                     1.14                   0                   0               0.50%                2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -2.8%
12/31/2017                     1.19                   0                   0               0.25%                3.0%
12/31/2016                     1.15                   0                   0               0.25%                4.1%
12/31/2015                     1.11                   0                   0               0.25%               -3.6%
12/31/2014                     1.15                   0                   0               0.25%                2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                 195  $              230               0.00%               -2.6%
12/31/2017                     1.21                 198                 239               0.00%                3.3%
12/31/2016                     1.17                 266                 311               0.00%                4.4%
12/31/2015                     1.12                 284                 319               0.00%               -3.4%
12/31/2014                     1.16                 351                 408               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.9%
    2016        0.4%
    2015        0.4%
    2014        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIMCO TOTAL RETURN FUND ADMIN CLASS - 693390726

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     7,442,315   $    7,684,730          747,293
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (87,772)
                                     ----------------
Net assets                           $     7,354,543
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,354,543       4,866,185  $          1.51
Band 100                                         --              --             1.56
Band 75                                          --              --             1.60
Band 50                                          --              --             1.65
Band 25                                          --              --             1.70
Band 0                                           --              --             1.75
                                    ---------------  --------------
 Total                              $     7,354,543       4,866,185
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        233,711
Mortality & expense charges                                                         (106,570)
                                                                            -----------------
Net investment income (loss)                                                         127,141
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (230,405)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (52,551)
                                                                            -----------------
Net gain (loss)                                                                     (282,956)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (155,815)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        127,141   $        120,760
Net realized gain (loss)                                         (230,405)          (129,004)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (52,551)           396,044
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (155,815)           387,800
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,607,757          2,431,939
Cost of units redeemed                                         (3,788,101)        (4,769,638)
Account charges                                                    (1,805)            (1,996)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,182,149)        (2,339,695)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,337,964)        (1,951,895)
Net assets, beginning                                           9,692,507         11,644,402
                                                         -----------------  -----------------
Net assets, ending                                       $      7,354,543   $      9,692,507
                                                         =================  =================

Units sold                                                      1,103,792          1,636,085
Units redeemed                                                 (2,538,275)        (3,175,362)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,434,483)        (1,539,277)
Units outstanding, beginning                                    6,300,668          7,839,945
                                                         -----------------  -----------------
Units outstanding, ending                                       4,866,185          6,300,668
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     184,576,067
Cost of units redeemed/account charges                                           (187,535,933)
Net investment income (loss)                                                        7,785,742
Net realized gain (loss)                                                           (3,201,345)
Realized gain distributions                                                         5,972,427
Net change in unrealized appreciation (depreciation)                                 (242,415)
                                                                            ------------------
Net assets                                                                  $       7,354,543
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51               4,866  $            7,355               1.25%               -1.7%
12/31/2017                     1.54               6,292               9,679               1.25%                3.6%
12/31/2016                     1.49               7,831              11,631               1.25%                1.1%
12/31/2015                     1.47              16,450              24,170               1.25%               -0.8%
12/31/2014                     1.48              32,532              48,170               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               1.00%               -1.5%
12/31/2017                     1.58                   9                  14               1.00%                3.8%
12/31/2016                     1.52                   9                  13               1.00%                1.3%
12/31/2015                     1.50                   9                  13               1.00%               -0.5%
12/31/2014                     1.51                   9                  13               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.75%               -1.3%
12/31/2017                     1.62                   0                   0               0.75%                4.1%
12/31/2016                     1.56                   0                   0               0.75%                1.6%
12/31/2015                     1.53                   0                   0               0.75%               -0.3%
12/31/2014                     1.54                   0                   0               0.75%                3.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.50%               -1.0%
12/31/2017                     1.67                   0                   0               0.50%                4.3%
12/31/2016                     1.60                   0                   0               0.50%                1.8%
12/31/2015                     1.57                   0                   0               0.50%                0.0%
12/31/2014                     1.57                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.25%               -0.8%
12/31/2017                     1.71                   0                   0               0.25%                4.6%
12/31/2016                     1.63                   0                   0               0.25%                2.1%
12/31/2015                     1.60                   0                   0               0.25%                0.2%
12/31/2014                     1.60                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.00%               -0.5%
12/31/2017                     1.76                   0                   0               0.00%                4.9%
12/31/2016                     1.67                   0                   0               0.00%                2.4%
12/31/2015                     1.64               1,177               1,926               0.00%                0.5%
12/31/2014                     1.63               1,202               1,957               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.3%
    2016        2.6%
    2015        2.3%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 PIMCO TOTAL RETURN FUND R CLASS - 72200Q851

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     4,722,849   $    4,923,980          474,367
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (37,896)
                                     ----------------
Net assets                           $     4,684,953
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,801,751       2,451,074  $          1.55
Band 100                                    882,898         547,946             1.61
Band 75                                          --              --             1.67
Band 50                                         304             175             1.74
Band 25                                          --              --             1.81
Band 0                                           --              --             1.88
                                    ---------------  --------------
 Total                              $     4,684,953       2,999,195
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        143,057
Mortality & expense charges                                                          (87,179)
                                                                            -----------------
Net investment income (loss)                                                          55,878
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (302,578)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  82,859
                                                                            -----------------
Net gain (loss)                                                                     (219,719)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (163,841)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         55,878   $         62,435
Net realized gain (loss)                                         (302,578)          (148,163)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               82,859            338,541
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (163,841)           252,813
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,370,006          1,164,383
Cost of units redeemed                                         (4,652,589)        (3,076,282)
Account charges                                                    (3,116)            (3,816)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,285,699)        (1,915,715)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,449,540)        (1,662,902)
Net assets, beginning                                           7,134,493          8,797,395
                                                         -----------------  -----------------
Net assets, ending                                       $      4,684,953   $      7,134,493
                                                         =================  =================

Units sold                                                      1,577,604            764,519
Units redeemed                                                 (3,047,777)        (1,987,691)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,470,173)        (1,223,172)
Units outstanding, beginning                                    4,469,368          5,692,540
                                                         -----------------  -----------------
Units outstanding, ending                                       2,999,195          4,469,368
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     109,625,690
Cost of units redeemed/account charges                                           (110,043,880)
Net investment income (loss)                                                        3,682,615
Net realized gain (loss)                                                           (1,669,117)
Realized gain distributions                                                         3,290,776
Net change in unrealized appreciation (depreciation)                                 (201,131)
                                                                            ------------------
Net assets                                                                  $       4,684,953
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55               2,451  $            3,802               1.25%               -2.1%
12/31/2017                     1.58               3,707               5,875               1.25%                3.2%
12/31/2016                     1.54               4,805               7,381               1.25%                0.7%
12/31/2015                     1.53               9,104              13,888               1.25%               -1.2%
12/31/2014                     1.54              15,369              23,718               1.25%                2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                 548  $              883               1.00%               -1.9%
12/31/2017                     1.64                 692               1,137               1.00%                3.4%
12/31/2016                     1.59                 813               1,291               1.00%                0.9%
12/31/2015                     1.57                 887               1,395               1.00%               -0.9%
12/31/2014                     1.59                 941               1,493               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%               -1.6%
12/31/2017                     1.70                   0                   0               0.75%                3.7%
12/31/2016                     1.64                   0                   0               0.75%                1.2%
12/31/2015                     1.62                   0                   0               0.75%               -0.7%
12/31/2014                     1.63                   0                   0               0.75%                3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.50%               -1.4%
12/31/2017                     1.76                  70                 123               0.50%                3.9%
12/31/2016                     1.70                  74                 126               0.50%                1.4%
12/31/2015                     1.67                  72                 121               0.50%               -0.4%
12/31/2014                     1.68                  69                 117               0.50%                3.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -1.1%
12/31/2017                     1.83                   0                   0               0.25%                4.2%
12/31/2016                     1.75                   0                   0               0.25%                1.7%
12/31/2015                     1.72                   0                   0               0.25%               -0.2%
12/31/2014                     1.73                   0                   0               0.25%                3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.00%               -0.9%
12/31/2017                     1.89                   0                   0               0.00%                4.5%
12/31/2016                     1.81                   0                   0               0.00%                2.0%
12/31/2015                     1.78                 647               1,151               0.00%                0.1%
12/31/2014                     1.78               1,281               2,276               0.00%                4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.9%
    2016        2.3%
    2015        2.0%
    2014        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           ALLIANZGI NFJ SMALL-CAP VALUE FUND R6 CLASS - 018922526

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,648,282   $     2,514,439          112,280
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,402)
                                     ----------------
Net assets                           $     1,644,880
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       677,190         787,801  $          0.86
Band 100                                         --              --             0.86
Band 75                                          --              --             0.87
Band 50                                          --              --             0.87
Band 25                                          --              --             0.88
Band 0                                      967,690       1,097,079             0.88
                                    ---------------  --------------
 Total                              $     1,644,880       1,884,880
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         62,989
Mortality & expense charges                                                            (6,681)
                                                                             -----------------
Net investment income (loss)                                                           56,308
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (58,927)
Realized gain distributions                                                           346,109
Net change in unrealized appreciation (depreciation)                                 (752,999)
                                                                             -----------------
Net gain (loss)                                                                      (465,817)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (409,509)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         56,308   $         11,765
Net realized gain (loss)                                          (58,927)            11,791
Realized gain distributions                                       346,109            210,083
Net change in unrealized appreciation (depreciation)             (752,999)          (113,158)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (409,509)           120,481
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          841,625          1,746,811
Cost of units redeemed                                           (458,824)          (191,710)
Account charges                                                    (2,795)            (1,199)
                                                         -----------------  -----------------
Increase (decrease)                                               380,006          1,553,902
                                                         -----------------  -----------------
Net increase (decrease)                                           (29,503)         1,674,383
Net assets, beginning                                           1,674,383                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,644,880   $      1,674,383
                                                         =================  =================

Units sold                                                        778,119          1,725,009
Units redeemed                                                   (434,349)          (183,899)
                                                         -----------------  -----------------
Net increase (decrease)                                           343,770          1,541,110
Units outstanding, beginning                                    1,541,110                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,884,880          1,541,110
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,588,436
Cost of units redeemed/account charges                                               (654,528)
Net investment income (loss)                                                           68,073
Net realized gain (loss)                                                              (47,136)
Realized gain distributions                                                           556,192
Net change in unrealized appreciation (depreciation)                                 (866,157)
                                                                             -----------------
Net assets                                                                   $      1,644,880
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                 788  $              677               1.25%              -20.0%
12/31/2017                     1.07                 260                 279               1.25%                8.7%
12/31/2016                     0.99                   0                   0               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               1.00%              -19.8%
12/31/2017                     1.08                   0                   0               1.00%                9.0%
12/31/2016                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.75%              -19.6%
12/31/2017                     1.08                   0                   0               0.75%                9.3%
12/31/2016                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.50%              -19.4%
12/31/2017                     1.08                   0                   0               0.50%                9.5%
12/31/2016                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.25%              -19.2%
12/31/2017                     1.09                   0                   0               0.25%                9.8%
12/31/2016                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88               1,097  $              968               0.00%              -19.0%
12/31/2017                     1.09               1,281               1,395               0.00%               10.1%
12/31/2016                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.8%
    2017        1.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PIMCO INVESTMENT GRADE CORPORATE BOND FUND ADMIN CLASS - 722005592
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.25%               -3.5%
12/31/2017                     1.07                   0                   0               1.25%                6.4%
12/31/2016                     1.01                   0                   0               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -3.2%
12/31/2017                     1.08                   0                   0               1.00%                6.6%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -3.0%
12/31/2017                     1.08                   0                   0               0.75%                6.9%
12/31/2016                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -2.8%
12/31/2017                     1.09                   0                   0               0.50%                7.2%
12/31/2016                     1.01                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -2.5%
12/31/2017                     1.09                   0                   0               0.25%                7.4%
12/31/2016                     1.01                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -2.3%
12/31/2017                     1.09                   0                   0               0.00%                7.7%
12/31/2016                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PIMCO HIGH YIELD FUND INSTITUTIONAL CLASS - 693390841

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       514,102  $        539,855           61,809
                                                      ================  ===============
Receivables: investments sold                    162
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       514,264
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       514,264         502,095  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       514,264         502,095
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         19,506
Mortality & expense charges                                                             (4,546)
                                                                              -----------------
Net investment income (loss)                                                            14,960
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,552)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (25,753)
                                                                              -----------------
Net gain (loss)                                                                        (32,305)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (17,345)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,960   $            313
Net realized gain (loss)                                           (6,552)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (25,753)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (17,345)               313
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          418,930            264,088
Cost of units redeemed                                           (151,291)               144
Account charges                                                      (575)                --
                                                         -----------------  ----------------
Increase (decrease)                                               267,064            264,232
                                                         -----------------  ----------------
Net increase (decrease)                                           249,719            264,545
Net assets, beginning                                             264,545                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        514,264   $        264,545
                                                         =================  ================

Units sold                                                        397,905            248,701
Units redeemed                                                   (144,511)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           253,394            248,701
Units outstanding, beginning                                      248,701                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         502,095            248,701
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        683,018
Cost of units redeemed/account charges                                                (151,722)
Net investment income (loss)                                                            15,273
Net realized gain (loss)                                                                (6,552)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (25,753)
                                                                              -----------------
Net assets                                                                    $        514,264
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 502  $              514               1.25%               -3.7%
12/31/2017                     1.06                 249                 265               1.25%                5.7%
12/31/2016                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -3.5%
12/31/2017                     1.07                   0                   0               1.00%                6.0%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -3.2%
12/31/2017                     1.07                   0                   0               0.75%                6.2%
12/31/2016                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -3.0%
12/31/2017                     1.07                   0                   0               0.50%                6.5%
12/31/2016                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -2.7%
12/31/2017                     1.08                   0                   0               0.25%                6.8%
12/31/2016                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -2.5%
12/31/2017                     1.08                   0                   0               0.00%                7.0%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%
    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PIMCO INCOME FUND INSTITUTIONAL CLASS - 72201F490

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    5,803,486   $     5,885,311          489,127
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (113,497)
                                     ---------------
Net assets                           $    5,689,989
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,660,816       5,289,143  $          1.07
Band 100                                         --              --             1.08
Band 75                                      29,173          26,978             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     5,689,989       5,316,121
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        173,773
Mortality & expense charges                                                           (39,034)
                                                                             -----------------
Net investment income (loss)                                                          134,739
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (33,426)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (82,462)
                                                                             -----------------
Net gain (loss)                                                                      (115,888)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         18,851
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        134,739   $          5,820
Net realized gain (loss)                                          (33,426)                52
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (82,462)               637
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  18,851              6,509
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,091,547            827,974
Cost of units redeemed                                         (2,014,700)          (234,013)
Account charges                                                    (6,031)              (148)
                                                         -----------------  -----------------
Increase (decrease)                                             5,070,816            593,813
                                                         -----------------  -----------------
Net increase (decrease)                                         5,089,667            600,322
Net assets, beginning                                             600,322                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,689,989   $        600,322
                                                         =================  =================

Units sold                                                      6,684,762            775,616
Units redeemed                                                 (1,925,796)          (218,461)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,758,966            557,155
Units outstanding, beginning                                      557,155                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,316,121            557,155
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      7,919,521
Cost of units redeemed/account charges                                             (2,254,892)
Net investment income (loss)                                                          140,559
Net realized gain (loss)                                                              (33,374)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (81,825)
                                                                             -----------------
Net assets                                                                   $      5,689,989
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               5,289  $            5,661               1.25%               -0.7%
12/31/2017                     1.08                 557                 600               1.25%                7.3%
12/31/2016                     1.00                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -0.4%
12/31/2017                     1.08                   0                   0               1.00%                7.5%
12/31/2016                     1.00                   0                   0               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                  27  $               29               0.75%               -0.2%
12/31/2017                     1.08                   0                   0               0.75%                7.8%
12/31/2016                     1.00                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%                0.1%
12/31/2017                     1.09                   0                   0               0.50%                8.1%
12/31/2016                     1.00                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%                0.3%
12/31/2017                     1.09                   0                   0               0.25%                8.3%
12/31/2016                     1.01                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%                0.6%
12/31/2017                     1.09                   0                   0               0.00%                8.6%
12/31/2016                     1.01                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.5%
    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PIMCO REAL RETURN FUND INSTITUTIONAL CLASS - 693391104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,539,659  $      1,583,167          145,516
                                                      ================  ===============
Receivables: investments sold                 11,438
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,551,097
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,181,927       1,193,252  $          0.99
Band 100                                         --              --             1.00
Band 75                                      15,870          15,858             1.00
Band 50                                          --              --             1.01
Band 25                                          --              --             1.01
Band 0                                      353,300         347,609             1.02
                                    ---------------  --------------
 Total                              $     1,551,097       1,556,719
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         25,921
Mortality & expense charges                                                             (9,200)
                                                                              -----------------
Net investment income (loss)                                                            16,721
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,748)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (46,292)
                                                                              -----------------
Net gain (loss)                                                                        (52,040)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (35,319)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         16,721   $          7,944
Net realized gain (loss)                                            (5,748)              (247)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (46,292)             2,784
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (35,319)            10,481
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,219,825            782,880
Cost of units redeemed                                            (347,060)           (77,712)
Account charges                                                     (1,352)              (646)
                                                          -----------------  -----------------
Increase (decrease)                                                871,413            704,522
                                                          -----------------  -----------------
Net increase (decrease)                                            836,094            715,003
Net assets, beginning                                              715,003                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,551,097   $        715,003
                                                          =================  =================

Units sold                                                       1,227,433            771,912
Units redeemed                                                    (365,959)           (76,667)
                                                          -----------------  -----------------
Net increase (decrease)                                            861,474            695,245
Units outstanding, beginning                                       695,245                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,556,719            695,245
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,002,705
Cost of units redeemed/account charges                                                (426,770)
Net investment income (loss)                                                            24,665
Net realized gain (loss)                                                                (5,995)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (43,508)
                                                                              -----------------
Net assets                                                                    $      1,551,097
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               1,193  $            1,182               1.25%               -3.2%
12/31/2017                     1.02                 428                 437               1.25%                2.6%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -2.9%
12/31/2017                     1.03                   0                   0               1.00%                2.9%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  16  $               16               0.75%               -2.7%
12/31/2017                     1.03                   0                   0               0.75%                3.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -2.5%
12/31/2017                     1.03                   0                   0               0.50%                3.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -2.2%
12/31/2017                     1.03                   0                   0               0.25%                3.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 348  $              353               0.00%               -2.0%
12/31/2017                     1.04                 268                 278               0.00%                3.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PIMCO TOTAL RETURN FUND INSTITUTIONAL CLASS - 693390700

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       629,559   $       633,309           63,225
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,829)
                                     ----------------
Net assets                           $       624,730
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       624,730         609,515  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       624,730         609,515
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         10,938
Mortality & expense charges                                                             (3,882)
                                                                              -----------------
Net investment income (loss)                                                             7,056
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,965)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (3,225)
                                                                              -----------------
Net gain (loss)                                                                         (5,190)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,866
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           7,056   $            696
Net realized gain (loss)                                             (1,965)               (79)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                 (3,225)              (525)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                     1,866                 92
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            531,692            177,462
Cost of units redeemed                                              (71,617)           (14,641)
Account charges                                                        (100)               (24)
                                                          ------------------  -----------------
Increase (decrease)                                                 459,975            162,797
                                                          ------------------  -----------------
Net increase (decrease)                                             461,841            162,889
Net assets, beginning                                               162,889                 --
                                                          ------------------  -----------------
Net assets, ending                                        $         624,730   $        162,889
                                                          ==================  =================

Units sold                                                          524,095            170,656
Units redeemed                                                      (71,114)           (14,122)
                                                          ------------------  -----------------
Net increase (decrease)                                             452,981            156,534
Units outstanding, beginning                                        156,534                 --
                                                          ------------------  -----------------
Units outstanding, ending                                           609,515            156,534
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        709,154
Cost of units redeemed/account charges                                                 (86,382)
Net investment income (loss)                                                             7,752
Net realized gain (loss)                                                                (2,044)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (3,750)
                                                                              -----------------
Net assets                                                                    $        624,730
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 610  $              625               1.25%               -1.5%
12/31/2017                     1.04                 157                 163               1.25%                3.8%
12/31/2016                     1.00                   0                   0               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -1.3%
12/31/2017                     1.04                   0                   0               1.00%                4.1%
12/31/2016                     1.00                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -1.0%
12/31/2017                     1.05                   0                   0               0.75%                4.4%
12/31/2016                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -0.8%
12/31/2017                     1.05                   0                   0               0.50%                4.6%
12/31/2016                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -0.5%
12/31/2017                     1.05                   0                   0               0.25%                4.9%
12/31/2016                     1.00                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -0.3%
12/31/2017                     1.05                   0                   0               0.00%                5.1%
12/31/2016                     1.00                   0                   0               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            AMG RENAISSANCE LARGE CAP GROWTH N CLASS - 00170K844

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        42,978   $        52,378            4,101
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (6)
                                     ----------------
Net assets                           $        42,972
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       39,782          40,279  $          0.99
Band 100                                     3,190           3,218             0.99
Band 75                                         --              --             0.99
Band 50                                         --              --             1.00
Band 25                                         --              --             1.00
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $       42,972          43,497
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            236
Mortality & expense charges                                                              (603)
                                                                             -----------------
Net investment income (loss)                                                             (367)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  248
Realized gain distributions                                                             8,081
Net change in unrealized appreciation (depreciation)                                  (11,956)
                                                                             -----------------
Net gain (loss)                                                                        (3,627)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,994)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (367)  $            (14)
Net realized gain (loss)                                              248                 18
Realized gain distributions                                         8,081              1,267
Net change in unrealized appreciation (depreciation)              (11,956)             2,556
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,994)             3,827
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,770             45,420
Cost of units redeemed                                             (3,342)              (695)
Account charges                                                       (10)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,582)            44,721
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,576)            48,548
Net assets, beginning                                              48,548                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         42,972   $         48,548
                                                         =================  =================

Units sold                                                          1,596             45,739
Units redeemed                                                     (3,127)              (711)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,531)            45,028
Units outstanding, beginning                                       45,028                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          43,497             45,028
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         47,190
Cost of units redeemed/account charges                                                 (4,051)
Net investment income (loss)                                                             (381)
Net realized gain (loss)                                                                  266
Realized gain distributions                                                             9,348
Net change in unrealized appreciation (depreciation)                                   (9,400)
                                                                             -----------------
Net assets                                                                   $         42,972
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                  40  $               40               1.25%               -8.4%
12/31/2017                     1.08                  42                  46               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   3  $                3               1.00%               -8.2%
12/31/2017                     1.08                   3                   3               1.00%                7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -7.9%
12/31/2017                     1.08                   0                   0               0.75%                8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -7.7%
12/31/2017                     1.08                   0                   0               0.50%                8.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -7.5%
12/31/2017                     1.08                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -7.2%
12/31/2017                     1.08                   0                   0               0.00%                8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
PIMCO COMMODITY REAL RETURN STRATEGY FUND INST. CLASS - 722005667 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.91
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -14.9%
12/31/2017                     1.05                   0                   0               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -14.6%
12/31/2017                     1.05                   0                   0               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.75%              -14.4%
12/31/2017                     1.05                   0                   0               0.75%                5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.50%              -14.2%
12/31/2017                     1.05                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -14.0%
12/31/2017                     1.05                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%              -13.8%
12/31/2017                     1.05                   0                   0               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PIMCO INVESTMENT GRADE CORPORATE BOND FUND INST. CLASS - 722005816
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%               -3.2%
12/31/2017                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -3.0%
12/31/2017                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -2.8%
12/31/2017                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -2.5%
12/31/2017                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -2.3%
12/31/2017                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.0%
12/31/2017                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2020 FUND R6 CLASS - 01900A510

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      656,410   $       725,957           35,308
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased             (24,773)
                                     ---------------
Net assets                           $      631,637
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       631,637         677,786  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $       631,637         677,786
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          19,968
Mortality & expense charges                                                              (1,668)
                                                                              ------------------
Net investment income (loss)                                                             18,300
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (58)
Realized gain distributions                                                              24,396
Net change in unrealized appreciation (depreciation)                                    (69,547)
                                                                              ------------------
Net gain (loss)                                                                         (45,209)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (26,909)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,300   $             --
Net realized gain (loss)                                              (58)                --
Realized gain distributions                                        24,396                 --
Net change in unrealized appreciation (depreciation)              (69,547)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (26,909)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          660,741                 --
Cost of units redeemed                                             (2,056)                --
Account charges                                                      (139)                --
                                                         -----------------  ----------------
Increase (decrease)                                               658,546                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           631,637                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        631,637   $             --
                                                         =================  ================

Units sold                                                        680,061                 --
Units redeemed                                                     (2,275)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           677,786                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         677,786                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         660,741
Cost of units redeemed/account charges                                                   (2,195)
Net investment income (loss)                                                             18,300
Net realized gain (loss)                                                                    (58)
Realized gain distributions                                                              24,396
Net change in unrealized appreciation (depreciation)                                    (69,547)
                                                                              ------------------
Net assets                                                                    $         631,637
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 678  $              632               0.00%               -6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2025 FUND R6 CLASS - 01880B835

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       606,585  $        685,933           38,513
                                                      ================  ===============
Receivables: investments sold                    261
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       606,846
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       606,846         663,508  $         0.91
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $       606,846         663,508
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          17,130
Mortality & expense charges                                                              (1,602)
                                                                              ------------------
Net investment income (loss)                                                             15,528
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (56)
Realized gain distributions                                                              27,522
Net change in unrealized appreciation (depreciation)                                    (79,348)
                                                                              ------------------
Net gain (loss)                                                                         (51,882)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (36,354)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,528   $             --
Net realized gain (loss)                                              (56)                --
Realized gain distributions                                        27,522                 --
Net change in unrealized appreciation (depreciation)              (79,348)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (36,354)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          643,849                 --
Cost of units redeemed                                               (485)                --
Account charges                                                      (164)                --
                                                         -----------------  ----------------
Increase (decrease)                                               643,200                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           606,846                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        606,846   $             --
                                                         =================  ================

Units sold                                                        664,131                 --
Units redeemed                                                       (623)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           663,508                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         663,508                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         643,849
Cost of units redeemed/account charges                                                     (649)
Net investment income (loss)                                                             15,528
Net realized gain (loss)                                                                    (56)
Realized gain distributions                                                              27,522
Net change in unrealized appreciation (depreciation)                                    (79,348)
                                                                              ------------------
Net assets                                                                    $         606,846
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                 664  $              607               0.00%               -8.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2030 FUND R6 CLASS - 01900A437

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       554,142  $        632,054           27,977
                                                      ================  ===============
Receivables: investments sold                 23,000
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       531,142
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       531,142         591,640  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $       531,142         591,640
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         14,427
Mortality & expense charges                                                             (1,408)
                                                                              -----------------
Net investment income (loss)                                                            13,019
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (409)
Realized gain distributions                                                             25,036
Net change in unrealized appreciation (depreciation)                                   (77,912)
                                                                              -----------------
Net gain (loss)                                                                        (53,285)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (40,266)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,019   $             --
Net realized gain (loss)                                             (409)                --
Realized gain distributions                                        25,036                 --
Net change in unrealized appreciation (depreciation)              (77,912)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (40,266)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          576,774                 --
Cost of units redeemed                                             (5,076)                --
Account charges                                                      (290)                --
                                                         -----------------  ----------------
Increase (decrease)                                               571,408                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           531,142                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        531,142   $             --
                                                         =================  ================

Units sold                                                        597,460                 --
Units redeemed                                                     (5,820)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           591,640                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         591,640                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        576,774
Cost of units redeemed/account charges                                                  (5,366)
Net investment income (loss)                                                            13,019
Net realized gain (loss)                                                                  (409)
Realized gain distributions                                                             25,036
Net change in unrealized appreciation (depreciation)                                   (77,912)
                                                                              -----------------
Net assets                                                                    $        531,142
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                 592  $              531               0.00%              -10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2035 FUND R6 CLASS - 01880B777

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      264,048   $       313,140           16,431
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (433)
                                     ---------------
Net assets                           $      263,615
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       263,615         297,990  $         0.88
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $       263,615         297,990
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,502
Mortality & expense charges                                                               (759)
                                                                              -----------------
Net investment income (loss)                                                             7,743
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (705)
Realized gain distributions                                                             19,007
Net change in unrealized appreciation (depreciation)                                   (49,092)
                                                                              -----------------
Net gain (loss)                                                                        (30,790)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (23,047)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,743   $             --
Net realized gain (loss)                                             (705)                --
Realized gain distributions                                        19,007                 --
Net change in unrealized appreciation (depreciation)              (49,092)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (23,047)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          339,590                 --
Cost of units redeemed                                            (52,518)                --
Account charges                                                      (410)                --
                                                         -----------------  ----------------
Increase (decrease)                                               286,662                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           263,615                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        263,615   $             --
                                                         =================  ================

Units sold                                                        353,560                 --
Units redeemed                                                    (55,570)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           297,990                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         297,990                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        339,590
Cost of units redeemed/account charges                                                 (52,928)
Net investment income (loss)                                                             7,743
Net realized gain (loss)                                                                  (705)
Realized gain distributions                                                             19,007
Net change in unrealized appreciation (depreciation)                                   (49,092)
                                                                              -----------------
Net assets                                                                    $        263,615
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                 298  $              264               0.00%              -11.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2040 FUND R6 CLASS - 01900A353

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      394,666   $       469,820           21,127
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (679)
                                     ---------------
Net assets                           $      393,987
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       393,987         452,474  $         0.87
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.88
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $       393,987         452,474
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         12,941
Mortality & expense charges                                                             (1,064)
                                                                              -----------------
Net investment income (loss)                                                            11,877
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (417)
Realized gain distributions                                                             23,105
Net change in unrealized appreciation (depreciation)                                   (75,154)
                                                                              -----------------
Net gain (loss)                                                                        (52,466)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (40,589)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,877   $             --
Net realized gain (loss)                                             (417)                --
Realized gain distributions                                        23,105                 --
Net change in unrealized appreciation (depreciation)              (75,154)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (40,589)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          457,667                 --
Cost of units redeemed                                            (22,598)                --
Account charges                                                      (493)                --
                                                         -----------------  ----------------
Increase (decrease)                                               434,576                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           393,987                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        393,987   $             --
                                                         =================  ================

Units sold                                                        476,944                 --
Units redeemed                                                    (24,470)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           452,474                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         452,474                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        457,667
Cost of units redeemed/account charges                                                 (23,091)
Net investment income (loss)                                                            11,877
Net realized gain (loss)                                                                  (417)
Realized gain distributions                                                             23,105
Net change in unrealized appreciation (depreciation)                                   (75,154)
                                                                              -----------------
Net assets                                                                    $        393,987
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                 452  $              394               0.00%              -12.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2045 FUND R6 CLASS - 01880B728

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       137,725   $       164,253            8,470
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (42)
                                     ----------------
Net assets                           $       137,683
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       137,683         159,270  $         0.86
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.87
Band 25                                         --              --            0.87
Band 0                                          --              --            0.87
                                   ---------------  --------------
 Total                             $       137,683         159,270
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           4,726
Mortality & expense charges                                                                (363)
                                                                              ------------------
Net investment income (loss)                                                              4,363
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (16)
Realized gain distributions                                                               7,740
Net change in unrealized appreciation (depreciation)                                    (26,528)
                                                                              ------------------
Net gain (loss)                                                                         (18,804)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (14,441)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,363   $             --
Net realized gain (loss)                                              (16)                --
Realized gain distributions                                         7,740                 --
Net change in unrealized appreciation (depreciation)              (26,528)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (14,441)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          152,394                 --
Cost of units redeemed                                                (33)                --
Account charges                                                      (237)                --
                                                         -----------------  ----------------
Increase (decrease)                                               152,124                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           137,683                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        137,683   $             --
                                                         =================  ================

Units sold                                                        159,529                 --
Units redeemed                                                       (259)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           159,270                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         159,270                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         152,394
Cost of units redeemed/account charges                                                     (270)
Net investment income (loss)                                                              4,363
Net realized gain (loss)                                                                    (16)
Realized gain distributions                                                               7,740
Net change in unrealized appreciation (depreciation)                                    (26,528)
                                                                              ------------------
Net assets                                                                    $         137,683
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                 159  $              138               0.00%              -13.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2050 FUND R6 CLASS - 01900A270

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       61,261   $        73,023            3,369
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (195)
                                     ---------------
Net assets                           $       61,066
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       61,066          70,972  $          0.86
Band 100                                        --              --             0.86
Band 75                                         --              --             0.86
Band 50                                         --              --             0.87
Band 25                                         --              --             0.87
Band 0                                          --              --             0.87
                                    --------------  --------------
 Total                              $       61,066          70,972
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           2,178
Mortality & expense charges                                                                (160)
                                                                              ------------------
Net investment income (loss)                                                              2,018
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (49)
Realized gain distributions                                                               3,130
Net change in unrealized appreciation (depreciation)                                    (11,762)
                                                                              ------------------
Net gain (loss)                                                                          (8,681)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (6,663)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,018   $             --
Net realized gain (loss)                                              (49)                --
Realized gain distributions                                         3,130                 --
Net change in unrealized appreciation (depreciation)              (11,762)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (6,663)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           68,983                 --
Cost of units redeemed                                               (993)                --
Account charges                                                      (261)                --
                                                         -----------------  ----------------
Increase (decrease)                                                67,729                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            61,066                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         61,066   $             --
                                                         =================  ================

Units sold                                                         72,335                 --
Units redeemed                                                     (1,363)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            70,972                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          70,972                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          68,983
Cost of units redeemed/account charges                                                   (1,254)
Net investment income (loss)                                                              2,018
Net realized gain (loss)                                                                    (49)
Realized gain distributions                                                               3,130
Net change in unrealized appreciation (depreciation)                                    (11,762)
                                                                              ------------------
Net assets                                                                    $          61,066
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                  71  $               61               0.00%              -14.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ALLIANZGI RETIREMENT 2055 FUND R6 CLASS - 01880B660

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       49,697   $        58,883            3,133
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (659)
                                     ---------------
Net assets                           $       49,038
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       49,038          56,859  $          0.86
Band 100                                        --              --             0.86
Band 75                                         --              --             0.87
Band 50                                         --              --             0.87
Band 25                                         --              --             0.87
Band 0                                          --              --             0.87
                                    --------------  --------------
 Total                              $       49,038          56,859
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           1,708
Mortality & expense charges                                                                (131)
                                                                              ------------------
Net investment income (loss)                                                              1,577
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (57)
Realized gain distributions                                                               2,308
Net change in unrealized appreciation (depreciation)                                     (9,186)
                                                                              ------------------
Net gain (loss)                                                                          (6,935)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (5,358)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,577   $             --
Net realized gain (loss)                                              (57)                --
Realized gain distributions                                         2,308                 --
Net change in unrealized appreciation (depreciation)               (9,186)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (5,358)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           56,823                 --
Cost of units redeemed                                             (2,103)                --
Account charges                                                      (324)                --
                                                         -----------------  ----------------
Increase (decrease)                                                54,396                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            49,038                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         49,038   $             --
                                                         =================  ================

Units sold                                                         59,511                 --
Units redeemed                                                     (2,652)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            56,859                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          56,859                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          56,823
Cost of units redeemed/account charges                                                   (2,427)
Net investment income (loss)                                                              1,577
Net realized gain (loss)                                                                    (57)
Realized gain distributions                                                               2,308
Net change in unrealized appreciation (depreciation)                                     (9,186)
                                                                              ------------------
Net assets                                                                    $          49,038
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                  57  $               49               0.00%              -13.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     ALLIANZGI MULTI ASSET INCOME FUND R6 CLASS - 01900A197 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PIMCO ALL ASSET FUND INSTITUTIONAL CLASS - 722005626

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         84,972  $        88,975            7,759
                                                       ===============  ===============
Receivables: investments sold                      47
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         85,019
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       85,019          87,871  $          0.97
Band 100                                        --              --             0.97
Band 75                                         --              --             0.97
Band 50                                         --              --             0.97
Band 25                                         --              --             0.97
Band 0                                          --              --             0.97
                                    --------------  --------------
 Total                              $       85,019          87,871
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           3,011
Mortality & expense charges                                                                 (233)
                                                                               ------------------
Net investment income (loss)                                                               2,778
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (4,003)
                                                                               ------------------
Net gain (loss)                                                                           (4,006)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (1,228)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,778   $             --
Net realized gain (loss)                                               (3)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (4,003)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,228)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           86,247                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                86,247                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            85,019                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         85,019   $             --
                                                         =================  ================

Units sold                                                         87,871                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            87,871                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          87,871                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          86,247
Cost of units redeemed/account charges                                                        --
Net investment income (loss)                                                               2,778
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (4,003)
                                                                               ------------------
Net assets                                                                     $          85,019
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                  88  $               85               0.00%               -3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
PIMCO INTL BOND FUND (U.S. DOLLAR-HEDGED) INT'L CLASS - 693390882 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    PIMCO LONG DURATION TOTAL RETURN FUND A CLASS - 72202G372 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    PIMCO LONG-TERM U.S. GOVERNMENT FUND A CLASS - 693391187 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN BEACON INTERNATIONAL EQUITY FUND INVESTOR CLASS - 02368A794

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         2,874  $         3,170               181
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         2,875
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,875            3,467  $         0.83
Band 100                                         --               --            0.83
Band 75                                          --               --            0.83
Band 50                                          --               --            0.83
Band 25                                          --               --            0.84
Band 0                                           --               --            0.84
                                    ---------------  ---------------
 Total                              $         2,875            3,467
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            55
Mortality & expense charges                                                              (1)
                                                                            ----------------
Net investment income (loss)                                                             54
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             190
Net change in unrealized appreciation (depreciation)                                   (296)
                                                                            ----------------
Net gain (loss)                                                                        (106)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $           (52)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             54   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           190                 --
Net change in unrealized appreciation (depreciation)                 (296)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (52)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,927                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,927                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,875                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          2,875   $             --
                                                         =================  ================

Units sold                                                          3,467                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             3,467                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           3,467                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         2,927
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                             54
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             190
Net change in unrealized appreciation (depreciation)                                   (296)
                                                                            ----------------
Net assets                                                                  $         2,875
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   3  $                3               0.00%              -17.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN BEACON INTERNATIONAL EQUITY FUND R6 CLASS - 024526766

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       236,008  $        235,896           14,824
                                                      ================  ===============
Receivables: investments sold                    947
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       236,955
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       236,955         284,810  $         0.83
Band 100                                        --              --            0.83
Band 75                                         --              --            0.84
Band 50                                         --              --            0.84
Band 25                                         --              --            0.84
Band 0                                          --              --            0.84
                                   ---------------  --------------
 Total                             $       236,955         284,810
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             429
Mortality & expense charges                                                                 (65)
                                                                              ------------------
Net investment income (loss)                                                                364
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (10)
Realized gain distributions                                                               1,206
Net change in unrealized appreciation (depreciation)                                        112
                                                                              ------------------
Net gain (loss)                                                                           1,308
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           1,672
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            364   $             --
Net realized gain (loss)                                              (10)                --
Realized gain distributions                                         1,206                 --
Net change in unrealized appreciation (depreciation)                  112                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   1,672                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          235,548                 --
Cost of units redeemed                                               (130)                --
Account charges                                                      (135)                --
                                                         -----------------  ----------------
Increase (decrease)                                               235,283                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           236,955                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        236,955   $             --
                                                         =================  ================

Units sold                                                        285,122                 --
Units redeemed                                                       (312)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           284,810                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         284,810                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         235,548
Cost of units redeemed/account charges                                                     (265)
Net investment income (loss)                                                                364
Net realized gain (loss)                                                                    (10)
Realized gain distributions                                                               1,206
Net change in unrealized appreciation (depreciation)                                        112
                                                                              ------------------
Net assets                                                                    $         236,955
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                 285  $              237               0.00%              -16.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN BEACON SMALL CAP FUND R6 CLASS - 024526774

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        689,751  $       953,536           34,384
                                                       ===============  ===============
Receivables: investments sold                   1,688
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        691,439
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       691,439         831,589  $         0.83
Band 100                                        --              --            0.83
Band 75                                         --              --            0.83
Band 50                                         --              --            0.84
Band 25                                         --              --            0.84
Band 0                                          --              --            0.84
                                   ---------------  --------------
 Total                             $       691,439         831,589
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,652
Mortality & expense charges                                                             (5,057)
                                                                              -----------------
Net investment income (loss)                                                               595
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,943)
Realized gain distributions                                                             84,316
Net change in unrealized appreciation (depreciation)                                  (263,785)
                                                                              -----------------
Net gain (loss)                                                                       (187,412)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (186,817)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            595   $             --
Net realized gain (loss)                                           (7,943)                --
Realized gain distributions                                        84,316                 --
Net change in unrealized appreciation (depreciation)             (263,785)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (186,817)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,020,325                 --
Cost of units redeemed                                           (141,816)                --
Account charges                                                      (253)                --
                                                         -----------------  ----------------
Increase (decrease)                                               878,256                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           691,439                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        691,439   $             --
                                                         =================  ================

Units sold                                                        974,995                 --
Units redeemed                                                   (143,406)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           831,589                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         831,589                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,020,325
Cost of units redeemed/account charges                                                (142,069)
Net investment income (loss)                                                               595
Net realized gain (loss)                                                                (7,943)
Realized gain distributions                                                             84,316
Net change in unrealized appreciation (depreciation)                                  (263,785)
                                                                              -----------------
Net assets                                                                    $        691,439
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                 832  $              691               0.00%              -16.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN BEACON SMALL CAP FUND INVESTOR CLASS - 02368A620 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.83
Band 100                                        --              --            0.83
Band 75                                         --              --            0.83
Band 50                                         --              --            0.83
Band 25                                         --              --            0.84
Band 0                                          --              --            0.84
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS - 02507F423

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     8,232,643   $    8,911,487          638,684
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (25,738)
                                     ----------------
Net assets                           $     8,206,905
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,165,082       5,377,822  $          1.52
Band 100                                         --              --             1.55
Band 75                                          --              --             1.58
Band 50                                          --              --             1.61
Band 25                                          --              --             1.64
Band 0                                       41,823          25,003             1.67
                                    ---------------  --------------
 Total                              $     8,206,905       5,402,825
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       189,488
Mortality & expense charges                                                        (115,309)
                                                                            ----------------
Net investment income (loss)                                                         74,179
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            366,412
Realized gain distributions                                                         355,432
Net change in unrealized appreciation (depreciation)                             (1,595,794)
                                                                            ----------------
Net gain (loss)                                                                    (873,950)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (799,771)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         74,179   $         49,366
Net realized gain (loss)                                          366,412            350,762
Realized gain distributions                                       355,432             90,146
Net change in unrealized appreciation (depreciation)           (1,595,794)           873,932
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (799,771)         1,364,206
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,124,267          5,093,167
Cost of units redeemed                                         (4,024,432)        (5,221,022)
Account charges                                                   (19,303)           (19,375)
                                                         -----------------  -----------------
Increase (decrease)                                                80,532           (147,230)
                                                         -----------------  -----------------
Net increase (decrease)                                          (719,239)         1,216,976
Net assets, beginning                                           8,926,144          7,709,168
                                                         -----------------  -----------------
Net assets, ending                                       $      8,206,905   $      8,926,144
                                                         =================  =================

Units sold                                                      2,480,601          3,308,567
Units redeemed                                                 (2,415,417)        (3,344,505)
                                                         -----------------  -----------------
Net increase (decrease)                                            65,184            (35,938)
Units outstanding, beginning                                    5,337,641          5,373,579
                                                         -----------------  -----------------
Units outstanding, ending                                       5,402,825          5,337,641
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    20,891,861
Cost of units redeemed/account charges                                          (13,753,966)
Net investment income (loss)                                                        235,550
Net realized gain (loss)                                                            715,037
Realized gain distributions                                                         797,267
Net change in unrealized appreciation (depreciation)                               (678,844)
                                                                            ----------------
Net assets                                                                  $     8,206,905
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52               5,378  $            8,165               1.25%               -9.2%
12/31/2017                     1.67               5,319               8,892               1.25%               17.6%
12/31/2016                     1.42               4,729               6,724               1.25%                6.3%
12/31/2015                     1.34               2,637               3,529               1.25%               -2.9%
12/31/2014                     1.38               1,302               1,793               1.25%                7.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               1.00%               -9.0%
12/31/2017                     1.70                   0                   0               1.00%               17.9%
12/31/2016                     1.44                   0                   0               1.00%                6.5%
12/31/2015                     1.35                   0                   0               1.00%               -2.6%
12/31/2014                     1.39                   0                   0               1.00%                7.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.75%               -8.7%
12/31/2017                     1.73                   0                   0               0.75%               18.2%
12/31/2016                     1.46                   0                   0               0.75%                6.8%
12/31/2015                     1.37                   0                   0               0.75%               -2.4%
12/31/2014                     1.40                   0                   0               0.75%                8.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.50%               -8.5%
12/31/2017                     1.76                   0                   0               0.50%               18.5%
12/31/2016                     1.48                   0                   0               0.50%                7.1%
12/31/2015                     1.39                   0                   0               0.50%               -2.1%
12/31/2014                     1.42                   0                   0               0.50%                8.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.25%               -8.3%
12/31/2017                     1.79                   0                   0               0.25%               18.7%
12/31/2016                     1.51                   0                   0               0.25%                7.3%
12/31/2015                     1.40                   0                   0               0.25%               -1.9%
12/31/2014                     1.43                   0                   0               0.25%                8.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                  25  $               42               0.00%               -8.0%
12/31/2017                     1.82                  19                  34               0.00%               19.0%
12/31/2016                     1.53                 645                 985               0.00%                7.6%
12/31/2015                     1.42                 797               1,131               0.00%               -1.6%
12/31/2014                     1.44                 285                 412               0.00%                8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.8%
    2016        1.4%
    2015        2.3%
    2014        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS - 02507F787

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    10,235,918   $    10,859,043          855,131
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,989)
                                     ----------------
Net assets                           $    10,228,929
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    8,012,345        4,883,867  $         1.64
Band 100                                 1,982,004        1,179,271            1.68
Band 75                                         --               --            1.72
Band 50                                         --               --            1.76
Band 25                                         --               --            1.81
Band 0                                     234,580          126,710            1.85
                                    --------------  ---------------
 Total                              $   10,228,929        6,189,848
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       274,764
Mortality & expense charges                                                        (160,523)
                                                                            ----------------
Net investment income (loss)                                                        114,241
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            385,452
Realized gain distributions                                                         354,341
Net change in unrealized appreciation (depreciation)                             (1,444,906)
                                                                            ----------------
Net gain (loss)                                                                    (705,113)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (590,872)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        114,241   $         46,418
Net realized gain (loss)                                          385,452            213,303
Realized gain distributions                                       354,341            225,646
Net change in unrealized appreciation (depreciation)           (1,444,906)         1,161,804
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (590,872)         1,647,171
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,733,512          2,236,194
Cost of units redeemed                                         (8,354,058)        (7,998,331)
Account charges                                                    (6,857)           (14,563)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,627,403)        (5,776,700)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,218,275)        (4,129,529)
Net assets, beginning                                          17,447,204         21,576,733
                                                         -----------------  -----------------
Net assets, ending                                       $     10,228,929   $     17,447,204
                                                         =================  =================

Units sold                                                      1,043,821          1,379,537
Units redeemed                                                 (4,839,850)        (4,821,196)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,796,029)        (3,441,659)
Units outstanding, beginning                                    9,985,877         13,427,536
                                                         -----------------  -----------------
Units outstanding, ending                                       6,189,848          9,985,877
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    53,704,508
Cost of units redeemed/account charges                                          (44,985,301)
Net investment income (loss)                                                        375,888
Net realized gain (loss)                                                            468,267
Realized gain distributions                                                       1,288,692
Net change in unrealized appreciation (depreciation)                               (623,125)
                                                                            ----------------
Net assets                                                                  $    10,228,929
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64               4,884  $            8,012               1.25%               -5.6%
12/31/2017                     1.74               8,072              14,026               1.25%                8.6%
12/31/2016                     1.60              11,209              17,940               1.25%                4.3%
12/31/2015                     1.53              17,101              26,235               1.25%               -3.1%
12/31/2014                     1.58               2,739               4,335               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               1,179  $            1,982               1.00%               -5.4%
12/31/2017                     1.78               1,782               3,165               1.00%                8.8%
12/31/2016                     1.63               2,092               3,413               1.00%                4.6%
12/31/2015                     1.56               2,468               3,850               1.00%               -2.8%
12/31/2014                     1.61                 379                 609               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%               -5.1%
12/31/2017                     1.81                   0                   0               0.75%                9.1%
12/31/2016                     1.66                   0                   0               0.75%                4.9%
12/31/2015                     1.59                   0                   0               0.75%               -2.6%
12/31/2014                     1.63                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.50%               -4.9%
12/31/2017                     1.85                   0                   0               0.50%                9.4%
12/31/2016                     1.70                   0                   0               0.50%                5.1%
12/31/2015                     1.61                   0                   0               0.50%               -2.4%
12/31/2014                     1.65                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -4.6%
12/31/2017                     1.89                   0                   0               0.25%                9.7%
12/31/2016                     1.73                   0                   0               0.25%                5.4%
12/31/2015                     1.64                   0                   0               0.25%               -2.1%
12/31/2014                     1.68                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                 127  $              235               0.00%               -4.4%
12/31/2017                     1.94                 132                 256               0.00%                9.9%
12/31/2016                     1.76                 127                 223               0.00%                5.6%
12/31/2015                     1.67                 118                 197               0.00%               -1.9%
12/31/2014                     1.70                 342                 582               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.4%
    2016        0.9%
    2015        2.6%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY DISCIPLINED GROWTH FUND INVESTOR CLASS - 02507M675

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,710,434  $     1,815,976           93,466
                                                       ===============  ===============
Receivables: investments sold                   1,080
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,711,514
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,654,108         871,329  $          1.90
Band 100                                        --              --             1.93
Band 75                                         --              --             1.96
Band 50                                         --              --             1.99
Band 25                                         --              --             2.03
Band 0                                      57,406          27,844             2.06
                                    --------------  --------------
 Total                              $    1,711,514         899,173
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         2,589
Mortality & expense charges                                                         (34,212)
                                                                            ----------------
Net investment income (loss)                                                        (31,623)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            627,962
Realized gain distributions                                                         269,503
Net change in unrealized appreciation (depreciation)                               (840,420)
                                                                            ----------------
Net gain (loss)                                                                      57,045
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        25,422
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (31,623)  $        (30,177)
Net realized gain (loss)                                          627,962            185,449
Realized gain distributions                                       269,503            319,779
Net change in unrealized appreciation (depreciation)             (840,420)           368,820
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  25,422            843,871
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          167,264            348,156
Cost of units redeemed                                         (2,423,689)          (973,245)
Account charges                                                      (283)            (1,165)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,256,708)          (626,254)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,231,286)           217,617
Net assets, beginning                                           3,942,800          3,725,183
                                                         -----------------  -----------------
Net assets, ending                                       $      1,711,514   $      3,942,800
                                                         =================  =================

Units sold                                                         94,405            186,187
Units redeemed                                                 (1,130,091)          (528,278)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,035,686)          (342,091)
Units outstanding, beginning                                    1,934,859          2,276,950
                                                         -----------------  -----------------
Units outstanding, ending                                         899,173          1,934,859
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,164,692
Cost of units redeemed/account charges                                           (5,943,202)
Net investment income (loss)                                                       (119,265)
Net realized gain (loss)                                                            925,794
Realized gain distributions                                                         789,037
Net change in unrealized appreciation (depreciation)                               (105,542)
                                                                            ----------------
Net assets                                                                  $     1,711,514
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                 871  $            1,654               1.25%               -6.8%
12/31/2017                     2.04               1,911               3,891               1.25%               24.5%
12/31/2016                     1.64               2,260               3,695               1.25%                7.1%
12/31/2015                     1.53               2,073               3,165               1.25%               -2.8%
12/31/2014                     1.57               1,178               1,851               1.25%               11.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               1.00%               -6.5%
12/31/2017                     2.06                   0                   0               1.00%               24.8%
12/31/2016                     1.65                   0                   0               1.00%                7.4%
12/31/2015                     1.54                   0                   0               1.00%               -2.5%
12/31/2014                     1.58                   0                   0               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.75%               -6.3%
12/31/2017                     2.09                   0                   0               0.75%               25.1%
12/31/2016                     1.67                   0                   0               0.75%                7.6%
12/31/2015                     1.55                   0                   0               0.75%               -2.3%
12/31/2014                     1.59                   0                   0               0.75%               12.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.50%               -6.1%
12/31/2017                     2.12                   0                   0               0.50%               25.4%
12/31/2016                     1.69                   0                   0               0.50%                7.9%
12/31/2015                     1.57                   0                   0               0.50%               -2.1%
12/31/2014                     1.60                   0                   0               0.50%               12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               0.25%               -5.8%
12/31/2017                     2.15                   0                   0               0.25%               25.7%
12/31/2016                     1.71                   0                   0               0.25%                8.2%
12/31/2015                     1.58                   0                   0               0.25%               -1.8%
12/31/2014                     1.61                   0                   0               0.25%               12.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                  28  $               57               0.00%               -5.6%
12/31/2017                     2.18                  24                  52               0.00%               26.1%
12/31/2016                     1.73                  17                  30               0.00%                8.4%
12/31/2015                     1.60                  13                  21               0.00%               -1.6%
12/31/2014                     1.62                   0                   1               0.00%               13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.4%
    2016        0.7%
    2015        0.3%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS -
                                  02507F795

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     6,691,338   $     7,149,277          559,476
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,402)
                                     ----------------
Net assets                           $     6,686,936
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,657,412       3,967,490  $          1.68
Band 100                                         --              --             1.72
Band 75                                          --              --             1.76
Band 50                                          --              --             1.80
Band 25                                          --              --             1.85
Band 0                                       29,524          15,592             1.89
                                    ---------------  --------------
 Total                              $     6,686,936       3,983,082
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       209,745
Mortality & expense charges                                                        (121,953)
                                                                            ----------------
Net investment income (loss)                                                         87,792
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            208,927
Realized gain distributions                                                         231,460
Net change in unrealized appreciation (depreciation)                               (927,704)
                                                                            ----------------
Net gain (loss)                                                                    (487,317)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (399,525)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         87,792   $         59,721
Net realized gain (loss)                                          208,927            214,161
Realized gain distributions                                       231,460            172,373
Net change in unrealized appreciation (depreciation)             (927,704)           743,086
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (399,525)         1,189,341
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          963,860          3,033,551
Cost of units redeemed                                         (5,746,904)        (8,286,769)
Account charges                                                    (9,365)           (13,163)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,792,409)        (5,266,381)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,191,934)        (4,077,040)
Net assets, beginning                                          11,878,870         15,955,910
                                                         -----------------  -----------------
Net assets, ending                                       $      6,686,936   $     11,878,870
                                                         =================  =================

Units sold                                                        547,828          1,765,173
Units redeemed                                                 (3,263,122)        (4,807,286)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,715,294)        (3,042,113)
Units outstanding, beginning                                    6,698,376          9,740,489
                                                         -----------------  -----------------
Units outstanding, ending                                       3,983,082          6,698,376
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    41,654,853
Cost of units redeemed/account charges                                          (36,482,771)
Net investment income (loss)                                                        479,827
Net realized gain (loss)                                                            559,300
Realized gain distributions                                                         933,666
Net change in unrealized appreciation (depreciation)                               (457,939)
                                                                            ----------------
Net assets                                                                  $     6,686,936
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               3,967  $            6,657               1.25%               -5.4%
12/31/2017                     1.77               6,686              11,855               1.25%                8.9%
12/31/2016                     1.63               9,191              14,972               1.25%                4.6%
12/31/2015                     1.56              10,159              15,820               1.25%               -2.9%
12/31/2014                     1.60               1,863               2,988               1.25%                4.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               1.00%               -5.1%
12/31/2017                     1.81                   0                   0               1.00%                9.1%
12/31/2016                     1.66                   0                   0               1.00%                4.9%
12/31/2015                     1.58                   0                   0               1.00%               -2.7%
12/31/2014                     1.63                   0                   0               1.00%                5.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.75%               -4.9%
12/31/2017                     1.85                   0                   0               0.75%                9.4%
12/31/2016                     1.69                   0                   0               0.75%                5.1%
12/31/2015                     1.61                   0                   0               0.75%               -2.4%
12/31/2014                     1.65                   0                   0               0.75%                5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.50%               -4.6%
12/31/2017                     1.89                   0                   0               0.50%                9.7%
12/31/2016                     1.73                   0                   0               0.50%                5.4%
12/31/2015                     1.64                   0                   0               0.50%               -2.2%
12/31/2014                     1.67                   0                   0               0.50%                5.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.25%               -4.4%
12/31/2017                     1.93                   0                   0               0.25%                9.9%
12/31/2016                     1.76                   0                   0               0.25%                5.6%
12/31/2015                     1.66                   0                   0               0.25%               -1.9%
12/31/2014                     1.70                   0                   0               0.25%                5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                  16  $               30               0.00%               -4.2%
12/31/2017                     1.98                  12                  24               0.00%               10.2%
12/31/2016                     1.79                 549                 984               0.00%                5.9%
12/31/2015                     1.69               1,968               3,332               0.00%               -1.7%
12/31/2014                     1.72                 652               1,123               0.00%                6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.6%
    2016        1.2%
    2015        2.9%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY REAL ESTATE FUND A CLASS - 025076860

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        698,507  $       787,893           28,086
                                                       ===============  ===============
Receivables: investments sold                   1,688
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        700,195
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       643,604         210,263  $         3.06
Band 100                                    28,775           9,043            3.18
Band 75                                         --              --            3.31
Band 50                                         --              --            3.43
Band 25                                         --              --            3.57
Band 0                                      27,816           7,430            3.74
                                   ---------------  --------------
 Total                             $       700,195         226,736
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         31,603
Mortality & expense charges                                                           (13,443)
                                                                             -----------------
Net investment income (loss)                                                           18,160
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (32,930)
Realized gain distributions                                                            30,101
Net change in unrealized appreciation (depreciation)                                  (71,607)
                                                                             -----------------
Net gain (loss)                                                                       (74,436)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (56,276)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         18,160   $        (17,513)
Net realized gain (loss)                                           (32,930)            (3,639)
Realized gain distributions                                         30,101             55,664
Net change in unrealized appreciation (depreciation)               (71,607)            18,687
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (56,276)            53,199
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           197,185            351,811
Cost of units redeemed                                            (757,386)        (1,095,567)
Account charges                                                       (424)            (1,655)
                                                          -----------------  -----------------
Increase (decrease)                                               (560,625)          (745,411)
                                                          -----------------  -----------------
Net increase (decrease)                                           (616,901)          (692,212)
Net assets, beginning                                            1,317,096          2,009,308
                                                          -----------------  -----------------
Net assets, ending                                        $        700,195   $      1,317,096
                                                          =================  =================

Units sold                                                          62,107            109,884
Units redeemed                                                    (236,681)          (344,194)
                                                          -----------------  -----------------
Net increase (decrease)                                           (174,574)          (234,310)
Units outstanding, beginning                                       401,310            635,620
                                                          -----------------  -----------------
Units outstanding, ending                                          226,736            401,310
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    16,405,901
Cost of units redeemed/account charges                                          (17,003,823)
Net investment income (loss)                                                        136,078
Net realized gain (loss)                                                            380,052
Realized gain distributions                                                         871,373
Net change in unrealized appreciation (depreciation)                                (89,386)
                                                                            ----------------
Net assets                                                                  $       700,195
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.06                 210  $              644               1.25%               -6.4%
12/31/2017                     3.27                 387               1,264               1.25%                3.6%
12/31/2016                     3.16                 619               1,954               1.25%                4.1%
12/31/2015                     3.03                 652               1,977               1.25%                1.2%
12/31/2014                     2.99                 751               2,249               1.25%               27.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.18                   9  $               29               1.00%               -6.1%
12/31/2017                     3.39                   9                  30               1.00%                3.9%
12/31/2016                     3.26                  13                  42               1.00%                4.4%
12/31/2015                     3.13                   1                   3               1.00%                1.5%
12/31/2014                     3.08                   6                  17               1.00%               28.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.31                   0  $                0               0.75%               -5.9%
12/31/2017                     3.51                   0                   0               0.75%                4.1%
12/31/2016                     3.37                   0                   0               0.75%                4.6%
12/31/2015                     3.22                   0                   0               0.75%                1.7%
12/31/2014                     3.17                   0                   0               0.75%               28.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.43                   0  $                0               0.50%               -5.7%
12/31/2017                     3.64                   0                   0               0.50%                4.4%
12/31/2016                     3.49                   0                   0               0.50%                4.9%
12/31/2015                     3.32                   0                   0               0.50%                2.0%
12/31/2014                     3.26                   0                   0               0.50%               28.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.57                   0  $                0               0.25%               -5.4%
12/31/2017                     3.77                   0                   0               0.25%                4.6%
12/31/2016                     3.61                   0                   0               0.25%                5.2%
12/31/2015                     3.43                   0                   0               0.25%                2.2%
12/31/2014                     3.35                   0                   0               0.25%               29.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.74                   7  $               28               0.00%               -5.2%
12/31/2017                     3.95                   6                  23               0.00%                4.9%
12/31/2016                     3.76                   4                  13               0.00%                5.4%
12/31/2015                     3.57                   3                  11               0.00%                2.5%
12/31/2014                     3.48                   1                   4               0.00%               29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        0.1%
    2016        2.2%
    2015        2.2%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY REAL ESTATE FUND INVESTOR CLASS - 025076886

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,179,833  $     1,351,296           47,382
                                                       ===============  ===============
Receivables: investments sold                   2,275
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,182,108
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,182,108         917,547  $          1.29
Band 100                                        --              --             1.33
Band 75                                         --              --             1.37
Band 50                                         --              --             1.41
Band 25                                         --              --             1.45
Band 0                                          --              --             1.49
                                    --------------  --------------
 Total                              $    1,182,108         917,547
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         51,657
Mortality & expense charges                                                          (22,231)
                                                                            -----------------
Net investment income (loss)                                                          29,426
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (107,833)
Realized gain distributions                                                           64,868
Net change in unrealized appreciation (depreciation)                                 (84,963)
                                                                            -----------------
Net gain (loss)                                                                     (127,928)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (98,502)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         29,426   $        (22,231)
Net realized gain (loss)                                         (107,833)           (51,725)
Realized gain distributions                                        64,868             83,765
Net change in unrealized appreciation (depreciation)              (84,963)            70,205
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (98,502)            80,014
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          443,742            661,237
Cost of units redeemed                                         (1,150,022)        (1,176,865)
Account charges                                                    (1,009)              (736)
                                                         -----------------  -----------------
Increase (decrease)                                              (707,289)          (516,364)
                                                         -----------------  -----------------
Net increase (decrease)                                          (805,791)          (436,350)
Net assets, beginning                                           1,987,899          2,424,249
                                                         -----------------  -----------------
Net assets, ending                                       $      1,182,108   $      1,987,899
                                                         =================  =================

Units sold                                                        331,798            498,077
Units redeemed                                                   (862,512)          (884,510)
                                                         -----------------  -----------------
Net increase (decrease)                                          (530,714)          (386,433)
Units outstanding, beginning                                    1,448,261          1,834,694
                                                         -----------------  -----------------
Units outstanding, ending                                         917,547          1,448,261
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     18,292,650
Cost of units redeemed/account charges                                           (18,771,335)
Net investment income (loss)                                                         166,661
Net realized gain (loss)                                                           1,316,306
Realized gain distributions                                                          349,289
Net change in unrealized appreciation (depreciation)                                (171,463)
                                                                            -----------------
Net assets                                                                  $      1,182,108
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                 918  $            1,182               1.25%               -6.1%
12/31/2017                     1.37               1,448               1,988               1.25%                3.9%
12/31/2016                     1.32               1,835               2,424               1.25%                4.4%
12/31/2015                     1.27               2,509               3,176               1.25%                1.5%
12/31/2014                     1.25               2,259               2,819               1.25%               28.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               1.00%               -5.9%
12/31/2017                     1.41                   0                   0               1.00%                4.1%
12/31/2016                     1.35                   0                   0               1.00%                4.6%
12/31/2015                     1.29                   0                   0               1.00%                1.7%
12/31/2014                     1.27                   0                   0               1.00%               28.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.75%               -5.7%
12/31/2017                     1.45                   0                   0               0.75%                4.4%
12/31/2016                     1.39                   0                   0               0.75%                4.9%
12/31/2015                     1.32                   0                   0               0.75%                2.0%
12/31/2014                     1.30                   0                   0               0.75%               28.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.50%               -5.4%
12/31/2017                     1.49                   0                   0               0.50%                4.7%
12/31/2016                     1.42                   0                   0               0.50%                5.2%
12/31/2015                     1.35                   0                   0               0.50%                2.2%
12/31/2014                     1.32                   0                   0               0.50%               29.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.25%               -5.2%
12/31/2017                     1.53                   0                   0               0.25%                4.9%
12/31/2016                     1.45                   0                   0               0.25%                5.4%
12/31/2015                     1.38                   0                   0               0.25%                2.5%
12/31/2014                     1.35                   0                   0               0.25%               29.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.00%               -5.0%
12/31/2017                     1.57                   0                   0               0.00%                5.2%
12/31/2016                     1.49                   0                   0               0.00%                5.7%
12/31/2015                     1.41                   0                   0               0.00%                2.7%
12/31/2014                     1.37                   0                   0               0.00%               29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        0.2%
    2016        2.0%
    2015        2.2%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY SELECT INVESTOR CLASS - 025083502

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        156,477  $       170,870            2,520
                                                       ===============  ===============
Receivables: investments sold                      42
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        156,519
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       156,519          33,374  $         4.69
Band 100                                        --              --            4.87
Band 75                                         --              --            5.06
Band 50                                         --              --            5.26
Band 25                                         --              --            5.46
Band 0                                          --              --            6.39
                                   ---------------  --------------
 Total                             $       156,519          33,374
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             80
Mortality & expense charges                                                           (2,121)
                                                                            -----------------
Net investment income (loss)                                                          (2,041)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,403
Realized gain distributions                                                           12,835
Net change in unrealized appreciation (depreciation)                                 (37,255)
                                                                            -----------------
Net gain (loss)                                                                      (10,017)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (12,058)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,041)  $           (955)
Net realized gain (loss)                                           14,403                118
Realized gain distributions                                        12,835              6,606
Net change in unrealized appreciation (depreciation)              (37,255)            18,601
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (12,058)            24,370
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          103,117             11,877
Cost of units redeemed                                            (57,252)                --
Account charges                                                      (300)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                45,565             11,875
                                                         -----------------  -----------------
Net increase (decrease)                                            33,507             36,245
Net assets, beginning                                             123,012             86,767
                                                         -----------------  -----------------
Net assets, ending                                       $        156,519   $        123,012
                                                         =================  =================

Units sold                                                         19,613              2,542
Units redeemed                                                    (11,201)                --
                                                         -----------------  -----------------
Net increase (decrease)                                             8,412              2,542
Units outstanding, beginning                                       24,962             22,420
                                                         -----------------  -----------------
Units outstanding, ending                                          33,374             24,962
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        600,027
Cost of units redeemed/account charges                                              (514,668)
Net investment income (loss)                                                         (11,779)
Net realized gain (loss)                                                              60,966
Realized gain distributions                                                           36,366
Net change in unrealized appreciation (depreciation)                                 (14,393)
                                                                            -----------------
Net assets                                                                  $        156,519
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.69                  33  $              157               1.25%               -4.8%
12/31/2017                     4.93                  25                 123               1.25%               27.3%
12/31/2016                     3.87                  22                  87               1.25%                4.2%
12/31/2015                     3.72                  26                  98               1.25%                6.4%
12/31/2014                     3.49                  26                  89               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.87                   0  $                0               1.00%               -4.6%
12/31/2017                     5.11                   0                   0               1.00%               27.7%
12/31/2016                     4.00                   0                   0               1.00%                4.4%
12/31/2015                     3.83                   0                   0               1.00%                6.6%
12/31/2014                     3.59                   0                   0               1.00%                9.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.06                   0  $                0               0.75%               -4.4%
12/31/2017                     5.29                   0                   0               0.75%               28.0%
12/31/2016                     4.14                   0                   0               0.75%                4.7%
12/31/2015                     3.95                   0                   0               0.75%                6.9%
12/31/2014                     3.70                   0                   0               0.75%                9.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.26                   0  $                0               0.50%               -4.1%
12/31/2017                     5.48                   0                   0               0.50%               28.3%
12/31/2016                     4.27                   0                   0               0.50%                5.0%
12/31/2015                     4.07                   0                   0               0.50%                7.2%
12/31/2014                     3.80                   0                   0               0.50%               10.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.46                   0  $                0               0.25%               -3.9%
12/31/2017                     5.68                   0                   0               0.25%               28.6%
12/31/2016                     4.42                   0                   0               0.25%                5.2%
12/31/2015                     4.20                   0                   0               0.25%                7.4%
12/31/2014                     3.91                   0                   0               0.25%               10.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.39                   0  $                0               0.00%               -3.6%
12/31/2017                     6.63                   0                   0               0.00%               28.9%
12/31/2016                     5.14                   0                   0               0.00%                5.5%
12/31/2015                     4.88                   0                   0               0.00%                7.7%
12/31/2014                     4.53                   0                   0               0.00%               10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.3%
    2016        0.3%
    2015        0.4%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
AMERICAN CENTURY DIVERSIFIED BOND FUND INVESTOR CLASS - 024932402 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.13
Band 100                                        --              --            1.15
Band 75                                         --              --            1.18
Band 50                                         --              --            1.21
Band 25                                         --              --            1.23
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.25%               -2.7%
12/31/2017                     1.16                   0                   0               1.25%                2.0%
12/31/2016                     1.14                   0                   0               1.25%                1.2%
12/31/2015                     1.12                   0                   0               1.25%               -1.0%
12/31/2014                     1.14                   0                   0               1.25%                4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -2.4%
12/31/2017                     1.18                   0                   0               1.00%                2.3%
12/31/2016                     1.16                   0                   0               1.00%                1.5%
12/31/2015                     1.14                   0                   0               1.00%               -0.8%
12/31/2014                     1.15                   0                   0               1.00%                5.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -2.2%
12/31/2017                     1.21                   0                   0               0.75%                2.6%
12/31/2016                     1.18                   0                   0               0.75%                1.7%
12/31/2015                     1.16                   0                   0               0.75%               -0.5%
12/31/2014                     1.16                   0                   0               0.75%                5.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -2.0%
12/31/2017                     1.23                   0                   0               0.50%                2.8%
12/31/2016                     1.20                   0                   0               0.50%                2.0%
12/31/2015                     1.17                   0                   0               0.50%               -0.3%
12/31/2014                     1.18                   0                   0               0.50%                5.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -1.7%
12/31/2017                     1.25                   0                   0               0.25%                3.1%
12/31/2016                     1.22                   0                   0               0.25%                2.3%
12/31/2015                     1.19                   0                   0               0.25%                0.0%
12/31/2014                     1.19                   0                   0               0.25%                5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%               -1.5%
12/31/2017                     1.28                   0                   0               0.00%                3.3%
12/31/2016                     1.24                   0                   0               0.00%                2.5%
12/31/2015                     1.21                   0                   0               0.00%                0.2%
12/31/2014                     1.20                   0                   0               0.00%                6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY SELECT A CLASS - 025083809

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       209,765   $       199,905            3,460
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (40)
                                     ----------------
Net assets                           $       209,725
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        52,712          22,525  $         2.34
Band 100                                   157,013          64,688            2.43
Band 75                                         --              --            2.52
Band 50                                         --              --            2.61
Band 25                                         --              --            2.71
Band 0                                          --              --            2.81
                                   ---------------  --------------
 Total                             $       209,725          87,213
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,681)
                                                                            -----------------
Net investment income (loss)                                                          (2,681)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,423
Realized gain distributions                                                           17,622
Net change in unrealized appreciation (depreciation)                                 (35,735)
                                                                            -----------------
Net gain (loss)                                                                       (5,690)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (8,371)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,681)  $         (2,961)
Net realized gain (loss)                                           12,423             12,980
Realized gain distributions                                        17,622             15,715
Net change in unrealized appreciation (depreciation)              (35,735)            40,911
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (8,371)            66,645
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               --             19,145
Cost of units redeemed                                            (53,179)           (99,673)
Account charges                                                       (90)               (88)
                                                         -----------------  -----------------
Increase (decrease)                                               (53,269)           (80,616)
                                                         -----------------  -----------------
Net increase (decrease)                                           (61,640)           (13,971)
Net assets, beginning                                             271,365            285,336
                                                         -----------------  -----------------
Net assets, ending                                       $        209,725   $        271,365
                                                         =================  =================

Units sold                                                              0              8,624
Units redeemed                                                    (20,642)           (45,111)
                                                         -----------------  -----------------
Net increase (decrease)                                           (20,642)           (36,487)
Units outstanding, beginning                                      107,855            144,342
                                                         -----------------  -----------------
Units outstanding, ending                                          87,213            107,855
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       903,160
Cost of units redeemed/account charges                                             (917,053)
Net investment income (loss)                                                        (24,040)
Net realized gain (loss)                                                            135,962
Realized gain distributions                                                         101,836
Net change in unrealized appreciation (depreciation)                                  9,860
                                                                            ----------------
Net assets                                                                  $       209,725
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                  23  $               53               1.25%               -5.1%
12/31/2017                     2.46                  43                 106               1.25%               27.0%
12/31/2016                     1.94                  61                 118               1.25%                3.9%
12/31/2015                     1.87                 104                 194               1.25%                6.1%
12/31/2014                     1.76                 152                 268               1.25%                8.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                  65  $              157               1.00%               -4.8%
12/31/2017                     2.55                  65                 165               1.00%               27.3%
12/31/2016                     2.00                  83                 167               1.00%                4.2%
12/31/2015                     1.92                  70                 135               1.00%                6.4%
12/31/2014                     1.81                  38                  69               1.00%                9.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.75%               -4.6%
12/31/2017                     2.64                   0                   0               0.75%               27.6%
12/31/2016                     2.07                   0                   0               0.75%                4.5%
12/31/2015                     1.98                   0                   0               0.75%                6.6%
12/31/2014                     1.86                   0                   0               0.75%                9.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.50%               -4.3%
12/31/2017                     2.73                   0                   0               0.50%               27.9%
12/31/2016                     2.13                   0                   0               0.50%                4.7%
12/31/2015                     2.04                   0                   0               0.50%                6.9%
12/31/2014                     1.91                   0                   0               0.50%                9.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                   0  $                0               0.25%               -4.1%
12/31/2017                     2.82                   0                   0               0.25%               28.3%
12/31/2016                     2.20                   0                   0               0.25%                5.0%
12/31/2015                     2.10                   0                   0               0.25%                7.2%
12/31/2014                     1.96                   0                   0               0.25%               10.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                   0  $                0               0.00%               -3.9%
12/31/2017                     2.92                   0                   0               0.00%               28.6%
12/31/2016                     2.27                   0                   0               0.00%                5.2%
12/31/2015                     2.16                   0                   0               0.00%                7.4%
12/31/2014                     2.01                   0                   0               0.00%               10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.2%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY SMALL CAP GROWTH A CLASS - 025083221

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,158,323  $     1,084,419           85,929
                                                       ===============  ===============
Receivables: investments sold                   4,647
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,162,970
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      996,749         368,152  $          2.71
Band 100                                   166,221          59,189             2.81
Band 75                                         --              --             2.91
Band 50                                         --              --             3.02
Band 25                                         --              --             3.13
Band 0                                          --              --             3.25
                                    --------------  --------------
 Total                              $    1,162,970         427,341
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (16,888)
                                                                            -----------------
Net investment income (loss)                                                         (16,888)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              86,374
Realized gain distributions                                                          170,558
Net change in unrealized appreciation (depreciation)                                (317,319)
                                                                            -----------------
Net gain (loss)                                                                      (60,387)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (77,275)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,888)  $        (13,977)
Net realized gain (loss)                                           86,374             40,094
Realized gain distributions                                       170,558             52,170
Net change in unrealized appreciation (depreciation)             (317,319)           175,772
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (77,275)           254,059
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          155,423            190,903
Cost of units redeemed                                           (270,184)          (146,610)
Account charges                                                      (151)              (175)
                                                         -----------------  -----------------
Increase (decrease)                                              (114,912)            44,118
                                                         -----------------  -----------------
Net increase (decrease)                                          (192,187)           298,177
Net assets, beginning                                           1,355,157          1,056,980
                                                         -----------------  -----------------
Net assets, ending                                       $      1,162,970   $      1,355,157
                                                         =================  =================

Units sold                                                         73,627             77,903
Units redeemed                                                   (112,815)           (62,333)
                                                         -----------------  -----------------
Net increase (decrease)                                           (39,188)            15,570
Units outstanding, beginning                                      466,529            450,959
                                                         -----------------  -----------------
Units outstanding, ending                                         427,341            466,529
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,202,462
Cost of units redeemed/account charges                                           (2,783,257)
Net investment income (loss)                                                       (129,331)
Net realized gain (loss)                                                            557,157
Realized gain distributions                                                         242,035
Net change in unrealized appreciation (depreciation)                                 73,904
                                                                            ----------------
Net assets                                                                  $     1,162,970
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                 368  $              997               1.25%               -6.3%
12/31/2017                     2.89                 394               1,138               1.25%               23.9%
12/31/2016                     2.33                 375                 874               1.25%                9.1%
12/31/2015                     2.14                 364                 779               1.25%               -5.4%
12/31/2014                     2.26                 425                 961               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                  59  $              166               1.00%               -6.1%
12/31/2017                     2.99                  73                 217               1.00%               24.2%
12/31/2016                     2.41                  76                 183               1.00%                9.4%
12/31/2015                     2.20                  92                 203               1.00%               -5.2%
12/31/2014                     2.32                  54                 125               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.91                   0  $                0               0.75%               -5.8%
12/31/2017                     3.09                   0                   0               0.75%               24.6%
12/31/2016                     2.48                   0                   0               0.75%                9.6%
12/31/2015                     2.26                   0                   0               0.75%               -4.9%
12/31/2014                     2.38                   0                   0               0.75%                4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.02                   0  $                0               0.50%               -5.6%
12/31/2017                     3.20                   0                   0               0.50%               24.9%
12/31/2016                     2.56                   0                   0               0.50%                9.9%
12/31/2015                     2.33                   0                   0               0.50%               -4.7%
12/31/2014                     2.45                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.13                   0  $                0               0.25%               -5.3%
12/31/2017                     3.31                   0                   0               0.25%               25.2%
12/31/2016                     2.64                   0                   0               0.25%               10.2%
12/31/2015                     2.40                   0                   0               0.25%               -4.5%
12/31/2014                     2.51                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.25                   0  $                0               0.00%               -5.1%
12/31/2017                     3.43                   0                   0               0.00%               25.5%
12/31/2016                     2.73                   0                   0               0.00%               10.5%
12/31/2015                     2.47                   0                   0               0.00%               -4.2%
12/31/2014                     2.58                   0                   0               0.00%                5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY DIVERSIFIED BOND FUND A CLASS - 024932501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       351,482   $       370,984           33,964
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,190)
                                     ----------------
Net assets                           $       350,292
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       188,131         170,069  $         1.11
Band 100                                   162,161         143,476            1.13
Band 75                                         --              --            1.15
Band 50                                         --              --            1.18
Band 25                                         --              --            1.21
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       350,292         313,545
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,437
Mortality & expense charges                                                             (4,101)
                                                                              -----------------
Net investment income (loss)                                                             4,336
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,178)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (14,198)
                                                                              -----------------
Net gain (loss)                                                                        (15,376)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (11,040)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,336   $          3,234
Net realized gain (loss)                                            (1,178)              (707)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (14,198)             6,103
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (11,040)             8,630
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               159              9,994
Cost of units redeemed                                             (27,366)           (54,580)
Account charges                                                        (16)               (39)
                                                          -----------------  -----------------
Increase (decrease)                                                (27,223)           (44,625)
                                                          -----------------  -----------------
Net increase (decrease)                                            (38,263)           (35,995)
Net assets, beginning                                              388,555            424,550
                                                          -----------------  -----------------
Net assets, ending                                        $        350,292   $        388,555
                                                          =================  =================

Units sold                                                             137              8,842
Units redeemed                                                     (24,304)           (47,401)
                                                          -----------------  -----------------
Net increase (decrease)                                            (24,167)           (38,559)
Units outstanding, beginning                                       337,712            376,271
                                                          -----------------  -----------------
Units outstanding, ending                                          313,545            337,712
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        876,840
Cost of units redeemed/account charges                                                (526,812)
Net investment income (loss)                                                            18,569
Net realized gain (loss)                                                                (1,723)
Realized gain distributions                                                              2,920
Net change in unrealized appreciation (depreciation)                                   (19,502)
                                                                              -----------------
Net assets                                                                    $        350,292
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 170  $              188               1.25%               -3.0%
12/31/2017                     1.14                 185                 212               1.25%                1.9%
12/31/2016                     1.12                 199                 223               1.25%                1.0%
12/31/2015                     1.11                 172                 190               1.25%               -1.3%
12/31/2014                     1.12                  85                  96               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                 143  $              162               1.00%               -2.8%
12/31/2017                     1.16                 152                 177               1.00%                2.1%
12/31/2016                     1.14                 177                 202               1.00%                1.2%
12/31/2015                     1.12                 106                 119               1.00%               -1.0%
12/31/2014                     1.14                  66                  75               1.00%                4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -2.5%
12/31/2017                     1.18                   0                   0               0.75%                2.4%
12/31/2016                     1.16                   0                   0               0.75%                1.5%
12/31/2015                     1.14                   0                   0               0.75%               -0.8%
12/31/2014                     1.15                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%               -2.3%
12/31/2017                     1.21                   0                   0               0.50%                2.7%
12/31/2016                     1.18                   0                   0               0.50%                1.7%
12/31/2015                     1.16                   0                   0               0.50%               -0.5%
12/31/2014                     1.16                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -2.0%
12/31/2017                     1.23                   0                   0               0.25%                2.9%
12/31/2016                     1.20                   0                   0               0.25%                2.0%
12/31/2015                     1.17                   0                   0               0.25%               -0.3%
12/31/2014                     1.18                   0                   0               0.25%                5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -1.8%
12/31/2017                     1.25                   0                   0               0.00%                3.2%
12/31/2016                     1.22                   0                   0               0.00%                2.3%
12/31/2015                     1.19                   0                   0               0.00%                0.0%
12/31/2014                     1.19                   0                   0               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.0%
    2016        2.2%
    2015        3.3%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY SMALL CAP VALUE FUND A CLASS - 025076837

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,311,085  $      1,805,570          217,427
                                                      ================  ===============
Receivables: investments sold                 14,174
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,325,259
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,159,593         329,893  $          3.52
Band 100                                        --              --             3.65
Band 75                                         --              --             3.79
Band 50                                    130,711          33,167             3.94
Band 25                                         --              --             4.09
Band 0                                      34,955           8,171             4.28
                                    --------------  --------------
 Total                              $    1,325,259         371,231
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          6,101
Mortality & expense charges                                                          (21,945)
                                                                            -----------------
Net investment income (loss)                                                         (15,844)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (111,503)
Realized gain distributions                                                          250,624
Net change in unrealized appreciation (depreciation)                                (459,352)
                                                                            -----------------
Net gain (loss)                                                                     (320,231)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (336,075)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,844)  $        (17,921)
Net realized gain (loss)                                         (111,503)            76,370
Realized gain distributions                                       250,624            214,409
Net change in unrealized appreciation (depreciation)             (459,352)          (135,650)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (336,075)           137,208
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          510,367            698,405
Cost of units redeemed                                           (670,275)        (1,150,853)
Account charges                                                      (517)              (654)
                                                         -----------------  -----------------
Increase (decrease)                                              (160,425)          (453,102)
                                                         -----------------  -----------------
Net increase (decrease)                                          (496,500)          (315,894)
Net assets, beginning                                           1,821,759          2,137,653
                                                         -----------------  -----------------
Net assets, ending                                       $      1,325,259   $      1,821,759
                                                         =================  =================

Units sold                                                        122,002            171,569
Units redeemed                                                   (168,588)          (274,229)
                                                         -----------------  -----------------
Net increase (decrease)                                           (46,586)          (102,660)
Units outstanding, beginning                                      417,817            520,477
                                                         -----------------  -----------------
Units outstanding, ending                                         371,231            417,817
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,063,620
Cost of units redeemed/account charges                                            (6,736,160)
Net investment income (loss)                                                         (92,174)
Net realized gain (loss)                                                            (102,827)
Realized gain distributions                                                        1,687,285
Net change in unrealized appreciation (depreciation)                                (494,485)
                                                                            -----------------
Net assets                                                                  $      1,325,259
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.52                 330  $            1,160               1.25%              -18.2%
12/31/2017                     4.30                 372               1,600               1.25%                8.5%
12/31/2016                     3.96                 402               1,591               1.25%               24.2%
12/31/2015                     3.19                 549               1,750               1.25%               -4.1%
12/31/2014                     3.33                 562               1,870               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.65                   0  $                0               1.00%              -18.0%
12/31/2017                     4.46                   0                   0               1.00%                8.8%
12/31/2016                     4.09                   0                   0               1.00%               24.5%
12/31/2015                     3.29                   0                   0               1.00%               -3.9%
12/31/2014                     3.42                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.79                   0  $                0               0.75%              -17.8%
12/31/2017                     4.62                   0                   0               0.75%                9.1%
12/31/2016                     4.23                   0                   0               0.75%               24.9%
12/31/2015                     3.39                   0                   0               0.75%               -3.6%
12/31/2014                     3.52                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.94                  33  $              131               0.50%              -17.6%
12/31/2017                     4.78                  37                 178               0.50%                9.4%
12/31/2016                     4.37                  36                 159               0.50%               25.2%
12/31/2015                     3.50                  39                 135               0.50%               -3.4%
12/31/2014                     3.62                  39                 142               0.50%                3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.09                   0  $                0               0.25%              -17.4%
12/31/2017                     4.96                   0                   0               0.25%                9.6%
12/31/2016                     4.52                   0                   0               0.25%               25.5%
12/31/2015                     3.60                   0                   0               0.25%               -3.2%
12/31/2014                     3.72                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.28                   8  $               35               0.00%              -17.2%
12/31/2017                     5.17                   8                  44               0.00%                9.9%
12/31/2016                     4.70                  82                 387               0.00%               25.8%
12/31/2015                     3.74                  57                 213               0.00%               -2.9%
12/31/2014                     3.85                 219                 842               0.00%                4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.1%
    2016        0.4%
    2015        0.1%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY SMALL CAP VALUE FUND INVESTOR CLASS - 025076852

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,715,238  $      7,821,195          936,924
                                                      ================  ===============
Receivables: investments sold                 30,307
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,745,545
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,745,545       1,500,238  $          3.83
Band 100                                         --              --             3.98
Band 75                                          --              --             4.13
Band 50                                          --              --             4.29
Band 25                                          --              --             4.46
Band 0                                           --              --             4.78
                                    ---------------  --------------
 Total                              $     5,745,545       1,500,238
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         43,944
Mortality & expense charges                                                          (101,440)
                                                                             -----------------
Net investment income (loss)                                                          (57,496)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (47,433)
Realized gain distributions                                                           926,675
Net change in unrealized appreciation (depreciation)                               (2,153,647)
                                                                             -----------------
Net gain (loss)                                                                    (1,274,405)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $     (1,331,901)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (57,496)  $        (91,789)
Net realized gain (loss)                                          (47,433)           237,385
Realized gain distributions                                       926,675          1,161,460
Net change in unrealized appreciation (depreciation)           (2,153,647)          (506,109)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,331,901)           800,947
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,302,844          1,936,779
Cost of units redeemed                                         (3,051,610)        (3,322,889)
Account charges                                                    (4,382)            (4,603)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,753,148)        (1,390,713)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,085,049)          (589,766)
Net assets, beginning                                           8,830,594          9,420,360
                                                         -----------------  -----------------
Net assets, ending                                       $      5,745,545   $      8,830,594
                                                         =================  =================

Units sold                                                        319,887            445,383
Units redeemed                                                   (707,996)          (750,711)
                                                         -----------------  -----------------
Net increase (decrease)                                          (388,109)          (305,328)
Units outstanding, beginning                                    1,888,347          2,193,675
                                                         -----------------  -----------------
Units outstanding, ending                                       1,500,238          1,888,347
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     37,431,189
Cost of units redeemed/account charges                                           (42,279,008)
Net investment income (loss)                                                        (565,852)
Net realized gain (loss)                                                            (164,762)
Realized gain distributions                                                       13,429,935
Net change in unrealized appreciation (depreciation)                              (2,105,957)
                                                                            -----------------
Net assets                                                                  $      5,745,545
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.83               1,500  $            5,746               1.25%              -18.1%
12/31/2017                     4.68               1,888               8,831               1.25%                8.9%
12/31/2016                     4.29               2,194               9,420               1.25%               24.5%
12/31/2015                     3.45               2,807               9,684               1.25%               -3.9%
12/31/2014                     3.59               4,216              15,135               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.98                   0  $                0               1.00%              -17.9%
12/31/2017                     4.85                   0                   0               1.00%                9.2%
12/31/2016                     4.44                   0                   0               1.00%               24.8%
12/31/2015                     3.56                   0                   0               1.00%               -3.6%
12/31/2014                     3.69                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.13                   0  $                0               0.75%              -17.7%
12/31/2017                     5.02                   0                   0               0.75%                9.4%
12/31/2016                     4.59                   0                   0               0.75%               25.1%
12/31/2015                     3.67                   0                   0               0.75%               -3.4%
12/31/2014                     3.80                   0                   0               0.75%                3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.29                   0  $                0               0.50%              -17.5%
12/31/2017                     5.20                   0                   0               0.50%                9.7%
12/31/2016                     4.74                   0                   0               0.50%               25.4%
12/31/2015                     3.78                   0                   0               0.50%               -3.2%
12/31/2014                     3.91                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.46                   0  $                0               0.25%              -17.3%
12/31/2017                     5.39                   0                   0               0.25%               10.0%
12/31/2016                     4.90                   0                   0               0.25%               25.7%
12/31/2015                     3.90                   0                   0               0.25%               -2.9%
12/31/2014                     4.02                   0                   0               0.25%                4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.78                   0  $                0               0.00%              -17.1%
12/31/2017                     5.77                   0                   0               0.00%               10.3%
12/31/2016                     5.23                   0                   0               0.00%               26.0%
12/31/2015                     4.15                 224                 931               0.00%               -2.7%
12/31/2014                     4.26                 240               1,022               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.3%
    2016        0.6%
    2015        0.3%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY EMERGING MARKETS FUND A CLASS - 025086851

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        88,661  $         95,657            9,293
                                                      ================  ===============
Receivables: investments sold                    623
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        89,284
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       89,284          72,168  $          1.24
Band 100                                        --              --             1.28
Band 75                                         --              --             1.31
Band 50                                         --              --             1.36
Band 25                                         --              --             1.40
Band 0                                          --              --             1.44
                                    --------------  --------------
 Total                              $       89,284          72,168
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,096)
                                                                             -----------------
Net investment income (loss)                                                           (1,096)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  604
Realized gain distributions                                                               351
Net change in unrealized appreciation (depreciation)                                  (21,410)
                                                                             -----------------
Net gain (loss)                                                                       (20,455)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (21,551)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,096)  $           (633)
Net realized gain (loss)                                              604              2,795
Realized gain distributions                                           351                 --
Net change in unrealized appreciation (depreciation)              (21,410)            15,391
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (21,551)            17,553
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           49,020             48,345
Cost of units redeemed                                             (4,565)           (32,486)
Account charges                                                       (41)               (48)
                                                         -----------------  -----------------
Increase (decrease)                                                44,414             15,811
                                                         -----------------  -----------------
Net increase (decrease)                                            22,863             33,364
Net assets, beginning                                              66,421             33,057
                                                         -----------------  -----------------
Net assets, ending                                       $         89,284   $         66,421
                                                         =================  =================

Units sold                                                         32,723             38,906
Units redeemed                                                     (3,335)           (26,722)
                                                         -----------------  -----------------
Net increase (decrease)                                            29,388             12,184
Units outstanding, beginning                                       42,780             30,596
                                                         -----------------  -----------------
Units outstanding, ending                                          72,168             42,780
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        683,686
Cost of units redeemed/account charges                                               (555,400)
Net investment income (loss)                                                          (11,574)
Net realized gain (loss)                                                              (34,989)
Realized gain distributions                                                            14,557
Net change in unrealized appreciation (depreciation)                                   (6,996)
                                                                             -----------------
Net assets                                                                   $         89,284
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                  72  $               89               1.25%              -20.3%
12/31/2017                     1.55                  43                  66               1.25%               43.7%
12/31/2016                     1.08                  31                  33               1.25%                6.0%
12/31/2015                     1.02                  24                  25               1.25%               -9.7%
12/31/2014                     1.13                   5                   5               1.25%               -3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%              -20.1%
12/31/2017                     1.60                   0                   0               1.00%               44.1%
12/31/2016                     1.11                   0                   0               1.00%                6.3%
12/31/2015                     1.04                   0                   0               1.00%               -9.4%
12/31/2014                     1.15                   0                   0               1.00%               -2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.75%              -19.9%
12/31/2017                     1.64                   0                   0               0.75%               44.4%
12/31/2016                     1.14                   0                   0               0.75%                6.6%
12/31/2015                     1.07                   0                   0               0.75%               -9.2%
12/31/2014                     1.18                   0                   0               0.75%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.50%              -19.7%
12/31/2017                     1.69                   0                   0               0.50%               44.8%
12/31/2016                     1.17                   0                   0               0.50%                6.8%
12/31/2015                     1.09                   0                   0               0.50%               -9.0%
12/31/2014                     1.20                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.25%              -19.5%
12/31/2017                     1.74                   0                   0               0.25%               45.1%
12/31/2016                     1.20                   0                   0               0.25%                7.1%
12/31/2015                     1.12                   0                   0               0.25%               -8.8%
12/31/2014                     1.22                   0                   0               0.25%               -2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.00%              -19.3%
12/31/2017                     1.79                   0                   0               0.00%               45.5%
12/31/2016                     1.23                   0                   0               0.00%                7.4%
12/31/2015                     1.14                   0                   0               0.00%               -8.5%
12/31/2014                     1.25                   0                   0               0.00%               -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY SMALL COMPANY A CLASS - 02507M824

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       415,010  $        501,150           36,436
                                                      ================  ===============
Receivables: investments sold                 12,213
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       427,223
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       427,223         148,646  $         2.87
Band 100                                        --              --            2.99
Band 75                                         --              --            3.10
Band 50                                         --              --            3.22
Band 25                                         --              --            3.35
Band 0                                          --              --            3.52
                                   ---------------  --------------
 Total                             $       427,223         148,646
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                          (9,673)
                                                                            ----------------
Net investment income (loss)                                                         (9,673)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            173,108
Realized gain distributions                                                          49,215
Net change in unrealized appreciation (depreciation)                               (265,634)
                                                                            ----------------
Net gain (loss)                                                                     (43,311)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (52,984)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,673)  $        (18,991)
Net realized gain (loss)                                          173,108            280,009
Realized gain distributions                                        49,215             54,397
Net change in unrealized appreciation (depreciation)             (265,634)          (201,206)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (52,984)           114,209
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          222,882            388,842
Cost of units redeemed                                           (770,912)        (1,230,873)
Account charges                                                      (185)              (633)
                                                         -----------------  -----------------
Increase (decrease)                                              (548,215)          (842,664)
                                                         -----------------  -----------------
Net increase (decrease)                                          (601,199)          (728,455)
Net assets, beginning                                           1,028,422          1,756,877
                                                         -----------------  -----------------
Net assets, ending                                       $        427,223   $      1,028,422
                                                         =================  =================

Units sold                                                         65,786            120,695
Units redeemed                                                   (218,841)          (380,468)
                                                         -----------------  -----------------
Net increase (decrease)                                          (153,055)          (259,773)
Units outstanding, beginning                                      301,701            561,474
                                                         -----------------  -----------------
Units outstanding, ending                                         148,646            301,701
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,802,680
Cost of units redeemed/account charges                                           (4,007,381)
Net investment income (loss)                                                        (94,454)
Net realized gain (loss)                                                            679,877
Realized gain distributions                                                         132,641
Net change in unrealized appreciation (depreciation)                                (86,140)
                                                                            ----------------
Net assets                                                                  $       427,223
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.87                 149  $              427               1.25%              -15.7%
12/31/2017                     3.41                 302               1,028               1.25%                8.9%
12/31/2016                     3.13                 561               1,757               1.25%               16.3%
12/31/2015                     2.69                 500               1,344               1.25%               -6.9%
12/31/2014                     2.89                 448               1,293               1.25%                4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.99                   0  $                0               1.00%              -15.5%
12/31/2017                     3.53                   0                   0               1.00%                9.2%
12/31/2016                     3.23                   0                   0               1.00%               16.6%
12/31/2015                     2.77                   0                   0               1.00%               -6.7%
12/31/2014                     2.97                   0                   0               1.00%                4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.10                   0  $                0               0.75%              -15.3%
12/31/2017                     3.66                   0                   0               0.75%                9.5%
12/31/2016                     3.34                   0                   0               0.75%               16.9%
12/31/2015                     2.86                   0                   0               0.75%               -6.4%
12/31/2014                     3.06                   0                   0               0.75%                4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.22                   0  $                0               0.50%              -15.0%
12/31/2017                     3.79                   0                   0               0.50%                9.8%
12/31/2016                     3.46                   0                   0               0.50%               17.2%
12/31/2015                     2.95                   0                   0               0.50%               -6.2%
12/31/2014                     3.14                   0                   0               0.50%                4.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.35                   0  $                0               0.25%              -14.8%
12/31/2017                     3.93                   0                   0               0.25%               10.0%
12/31/2016                     3.57                   0                   0               0.25%               17.5%
12/31/2015                     3.04                   0                   0               0.25%               -6.0%
12/31/2014                     3.23                   0                   0               0.25%                5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.52                   0  $                0               0.00%              -14.6%
12/31/2017                     4.13                   0                   0               0.00%               10.3%
12/31/2016                     3.74                   0                   0               0.00%               17.8%
12/31/2015                     3.18                   0                   0               0.00%               -5.7%
12/31/2014                     3.37                   0                   0               0.00%                5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.2%
    2015        0.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY EMERGING MARKETS FUND INVESTOR CLASS - 025086885

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,504,628   $     5,587,963          455,012
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,081)
                                     ----------------
Net assets                           $     4,500,547
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,500,547       3,536,489  $          1.27
Band 100                                         --              --             1.31
Band 75                                          --              --             1.35
Band 50                                          --              --             1.39
Band 25                                          --              --             1.44
Band 0                                           --              --             1.48
                                    ---------------  --------------
 Total                              $     4,500,547       3,536,489
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         12,838
Mortality & expense charges                                                          (57,069)
                                                                            -----------------
Net investment income (loss)                                                         (44,231)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              51,174
Realized gain distributions                                                           25,719
Net change in unrealized appreciation (depreciation)                              (1,209,446)
                                                                            -----------------
Net gain (loss)                                                                   (1,132,553)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,176,784)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (44,231)  $         (4,171)
Net realized gain (loss)                                           51,174             23,946
Realized gain distributions                                        25,719                 --
Net change in unrealized appreciation (depreciation)           (1,209,446)           125,113
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,176,784)           144,888
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,913,998            563,354
Cost of units redeemed                                           (840,992)          (144,783)
Account charges                                                   (20,846)              (356)
                                                         -----------------  -----------------
Increase (decrease)                                             5,052,160            418,215
                                                         -----------------  -----------------
Net increase (decrease)                                         3,875,376            563,103
Net assets, beginning                                             625,171             62,068
                                                         -----------------  -----------------
Net assets, ending                                       $      4,500,547   $        625,171
                                                         =================  =================

Units sold                                                      3,869,072            441,040
Units redeemed                                                   (724,827)          (104,894)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,144,245            336,146
Units outstanding, beginning                                      392,244             56,098
                                                         -----------------  -----------------
Units outstanding, ending                                       3,536,489            392,244
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,089,009
Cost of units redeemed/account charges                                            (1,502,520)
Net investment income (loss)                                                         (60,147)
Net realized gain (loss)                                                              13,612
Realized gain distributions                                                           43,928
Net change in unrealized appreciation (depreciation)                              (1,083,335)
                                                                            -----------------
Net assets                                                                  $      4,500,547
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27               3,536  $            4,501               1.25%              -20.2%
12/31/2017                     1.59                 392                 625               1.25%               44.1%
12/31/2016                     1.11                  56                  62               1.25%                6.3%
12/31/2015                     1.04                  31                  32               1.25%               -9.4%
12/31/2014                     1.15                  24                  28               1.25%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%              -20.0%
12/31/2017                     1.64                   0                   0               1.00%               44.4%
12/31/2016                     1.13                   0                   0               1.00%                6.6%
12/31/2015                     1.07                   0                   0               1.00%               -9.2%
12/31/2014                     1.17                   0                   0               1.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%              -19.8%
12/31/2017                     1.69                   0                   0               0.75%               44.8%
12/31/2016                     1.16                   0                   0               0.75%                6.8%
12/31/2015                     1.09                   0                   0               0.75%               -9.0%
12/31/2014                     1.20                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%              -19.5%
12/31/2017                     1.73                   0                   0               0.50%               45.1%
12/31/2016                     1.19                   0                   0               0.50%                7.1%
12/31/2015                     1.12                   0                   0               0.50%               -8.8%
12/31/2014                     1.22                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -19.3%
12/31/2017                     1.78                   0                   0               0.25%               45.5%
12/31/2016                     1.23                   0                   0               0.25%                7.4%
12/31/2015                     1.14                   0                   0               0.25%               -8.5%
12/31/2014                     1.25                   0                   0               0.25%               -1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.00%              -19.1%
12/31/2017                     1.83                   0                   0               0.00%               45.9%
12/31/2016                     1.26                   0                   0               0.00%                7.6%
12/31/2015                     1.17                   0                   0               0.00%               -8.3%
12/31/2014                     1.27                   0                   0               0.00%               -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.4%
    2016        0.1%
    2015        0.1%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY EQUITY GROWTH FUND INVESTOR CLASS - 02507M600

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.21
Band 100                                        --              --            1.22
Band 75                                         --              --            1.23
Band 50                                         --              --            1.25
Band 25                                         --              --            1.26
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $            (88)
Net realized gain (loss)                                               --             11,977
Realized gain distributions                                            --              9,786
Net change in unrealized appreciation (depreciation)                   --             (3,155)
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --             18,520
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --             16,020
Cost of units redeemed                                                 --           (120,287)
Account charges                                                        --                (54)
                                                         ----------------   -----------------
Increase (decrease)                                                    --           (104,321)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (85,801)
Net assets, beginning                                                  --             85,801
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --             13,559
Units redeemed                                                         --            (92,776)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (79,217)
Units outstanding, beginning                                           --             79,217
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         98,302
Cost of units redeemed/account charges                                              (124,666)
Net investment income (loss)                                                              93
Net realized gain (loss)                                                              12,070
Realized gain distributions                                                           14,201
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.25%               -7.5%
12/31/2017                     1.30                   0                   0               1.25%               20.3%
12/31/2016                     1.08                  79                  86               1.25%                8.6%
12/31/2015                     1.00                  64                  64               1.25%               -5.4%
12/31/2014                     1.05                   0                   0               1.25%                5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%               -7.2%
12/31/2017                     1.31                   0                   0               1.00%               20.6%
12/31/2016                     1.09                   0                   0               1.00%                8.9%
12/31/2015                     1.00                   0                   0               1.00%               -5.1%
12/31/2014                     1.06                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.75%               -7.0%
12/31/2017                     1.33                   0                   0               0.75%               20.9%
12/31/2016                     1.10                   0                   0               0.75%                9.2%
12/31/2015                     1.00                   0                   0               0.75%               -4.9%
12/31/2014                     1.06                   0                   0               0.75%                5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -6.8%
12/31/2017                     1.34                   0                   0               0.50%               21.2%
12/31/2016                     1.10                   0                   0               0.50%                9.4%
12/31/2015                     1.01                   0                   0               0.50%               -4.7%
12/31/2014                     1.06                   0                   0               0.50%                5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%               -6.5%
12/31/2017                     1.35                   0                   0               0.25%               21.6%
12/31/2016                     1.11                   0                   0               0.25%                9.7%
12/31/2015                     1.01                   0                   0               0.25%               -4.4%
12/31/2014                     1.06                   0                   0               0.25%                5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.00%               -6.3%
12/31/2017                     1.36                   0                   0               0.00%               21.9%
12/31/2016                     1.12                   0                   0               0.00%               10.0%
12/31/2015                     1.02                   0                   0               0.00%               -4.2%
12/31/2014                     1.06                   0                   0               0.00%                6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        2.6%
    2016        1.4%
    2015        0.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FUND A CLASS - 025085887

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      8,247,822  $     9,385,380        1,202,306
                                                       ===============  ===============
Receivables: investments sold                      20
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      8,247,842
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,053,163       2,373,456  $          2.55
Band 100                                  1,792,820         676,689             2.65
Band 75                                          --              --             2.75
Band 50                                      37,366          13,068             2.86
Band 25                                          --              --             2.97
Band 0                                      364,493         117,434             3.10
                                    ---------------  --------------
 Total                              $     8,247,842       3,180,647
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        85,261
Mortality & expense charges                                                        (111,923)
                                                                            ----------------
Net investment income (loss)                                                        (26,662)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,897
Realized gain distributions                                                         823,335
Net change in unrealized appreciation (depreciation)                             (1,767,221)
                                                                            ----------------
Net gain (loss)                                                                    (812,989)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (839,651)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (26,662)  $        (21,383)
Net realized gain (loss)                                          130,897            375,298
Realized gain distributions                                       823,335            778,033
Net change in unrealized appreciation (depreciation)           (1,767,221)           656,669
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (839,651)         1,788,617
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,447,878          1,850,699
Cost of units redeemed                                         (2,663,848)        (4,103,044)
Account charges                                                    (3,115)            (4,336)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,219,085)        (2,256,681)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,058,736)          (468,064)
Net assets, beginning                                          10,306,578         10,774,642
                                                         -----------------  -----------------
Net assets, ending                                       $      8,247,842   $     10,306,578
                                                         =================  =================

Units sold                                                        525,443            716,205
Units redeemed                                                   (953,730)        (1,553,665)
                                                         -----------------  -----------------
Net increase (decrease)                                          (428,287)          (837,460)
Units outstanding, beginning                                    3,608,934          4,446,394
                                                         -----------------  -----------------
Units outstanding, ending                                       3,180,647          3,608,934
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    37,511,622
Cost of units redeemed/account charges                                          (36,761,057)
Net investment income (loss)                                                       (260,611)
Net realized gain (loss)                                                            965,358
Realized gain distributions                                                       7,930,088
Net change in unrealized appreciation (depreciation)                             (1,137,558)
                                                                            ----------------
Net assets                                                                  $     8,247,842
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.55               2,373  $            6,053               1.25%               -9.3%
12/31/2017                     2.81               2,557               7,186               1.25%               17.4%
12/31/2016                     2.39               3,284               7,860               1.25%                5.1%
12/31/2015                     2.28               5,702              12,989               1.25%               -2.9%
12/31/2014                     2.35               6,219              14,597               1.25%                5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.65                 677  $            1,793               1.00%               -9.0%
12/31/2017                     2.91                 926               2,696               1.00%               17.7%
12/31/2016                     2.47               1,046               2,587               1.00%                5.3%
12/31/2015                     2.35                 831               1,952               1.00%               -2.7%
12/31/2014                     2.41                 900               2,171               1.00%                5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                   0  $                0               0.75%               -8.8%
12/31/2017                     3.02                   0                   0               0.75%               18.0%
12/31/2016                     2.56                   0                   0               0.75%                5.6%
12/31/2015                     2.42                   0                   0               0.75%               -2.5%
12/31/2014                     2.48                   0                   0               0.75%                6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.86                  13  $               37               0.50%               -8.6%
12/31/2017                     3.13                  14                  42               0.50%               18.3%
12/31/2016                     2.64                  14                  36               0.50%                5.8%
12/31/2015                     2.50                  14                  35               0.50%               -2.2%
12/31/2014                     2.55                  16                  40               0.50%                6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.97                   0  $                0               0.25%               -8.3%
12/31/2017                     3.24                   0                   0               0.25%               18.6%
12/31/2016                     2.73                   0                   0               0.25%                6.1%
12/31/2015                     2.57                   0                   0               0.25%               -2.0%
12/31/2014                     2.63                   0                   0               0.25%                6.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.10                 117  $              364               0.00%               -8.1%
12/31/2017                     3.38                 113                 382               0.00%               18.9%
12/31/2016                     2.84                 102                 291               0.00%                6.4%
12/31/2015                     2.67               1,396               3,727               0.00%               -1.7%
12/31/2014                     2.72               1,414               3,841               0.00%                6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.0%
    2016        0.8%
    2015        0.8%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY EQUITY GROWTH FUND A CLASS - 02507M709

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,972,304  $     2,233,384           73,156
                                                       ===============  ===============
Receivables: investments sold                   3,884
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,976,188
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,546,680         663,088  $          2.33
Band 100                                   325,561         134,561             2.42
Band 75                                         --              --             2.51
Band 50                                    103,947          39,935             2.60
Band 25                                         --              --             2.70
Band 0                                          --              --             2.80
                                    --------------  --------------
 Total                              $    1,976,188         837,584
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        16,970
Mortality & expense charges                                                         (28,857)
                                                                            ----------------
Net investment income (loss)                                                        (11,887)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            156,659
Realized gain distributions                                                         209,429
Net change in unrealized appreciation (depreciation)                               (502,866)
                                                                            ----------------
Net gain (loss)                                                                    (136,778)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (148,665)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,887)  $         (3,288)
Net realized gain (loss)                                          156,659            147,821
Realized gain distributions                                       209,429            232,444
Net change in unrealized appreciation (depreciation)             (502,866)           176,966
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (148,665)           553,943
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          606,029            640,168
Cost of units redeemed                                         (1,322,948)        (1,647,850)
Account charges                                                    (1,638)            (1,545)
                                                         -----------------  -----------------
Increase (decrease)                                              (718,557)        (1,009,227)
                                                         -----------------  -----------------
Net increase (decrease)                                          (867,222)          (455,284)
Net assets, beginning                                           2,843,410          3,298,694
                                                         -----------------  -----------------
Net assets, ending                                       $      1,976,188   $      2,843,410
                                                         =================  =================

Units sold                                                        224,423            287,336
Units redeemed                                                   (507,340)          (728,872)
                                                         -----------------  -----------------
Net increase (decrease)                                          (282,917)          (441,536)
Units outstanding, beginning                                    1,120,501          1,562,037
                                                         -----------------  -----------------
Units outstanding, ending                                         837,584          1,120,501
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    15,725,125
Cost of units redeemed/account charges                                          (15,844,456)
Net investment income (loss)                                                        (22,571)
Net realized gain (loss)                                                            776,404
Realized gain distributions                                                       1,602,766
Net change in unrealized appreciation (depreciation)                               (261,080)
                                                                            ----------------
Net assets                                                                  $     1,976,188
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                 663  $            1,547               1.25%               -7.7%
12/31/2017                     2.53                 996               2,517               1.25%               20.0%
12/31/2016                     2.11               1,425               3,000               1.25%                8.3%
12/31/2015                     1.94               2,067               4,018               1.25%               -5.6%
12/31/2014                     2.06               2,193               4,514               1.25%               11.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.42                 135  $              326               1.00%               -7.5%
12/31/2017                     2.61                 121                 317               1.00%               20.3%
12/31/2016                     2.17                 133                 289               1.00%                8.6%
12/31/2015                     2.00                 169                 338               1.00%               -5.3%
12/31/2014                     2.11                 190                 402               1.00%               11.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                   0  $                0               0.75%               -7.2%
12/31/2017                     2.71                   0                   0               0.75%               20.6%
12/31/2016                     2.24                   0                   0               0.75%                8.9%
12/31/2015                     2.06                   0                   0               0.75%               -5.1%
12/31/2014                     2.17                   0                   0               0.75%               12.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                  40  $              104               0.50%               -7.0%
12/31/2017                     2.80                   3                   9               0.50%               20.9%
12/31/2016                     2.31                   4                  10               0.50%                9.1%
12/31/2015                     2.12                   6                  12               0.50%               -4.9%
12/31/2014                     2.23                   8                  17               0.50%               12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                   0  $                0               0.25%               -6.8%
12/31/2017                     2.90                   0                   0               0.25%               21.2%
12/31/2016                     2.39                   0                   0               0.25%                9.4%
12/31/2015                     2.18                   0                   0               0.25%               -4.6%
12/31/2014                     2.29                   0                   0               0.25%               12.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.00%               -6.5%
12/31/2017                     3.00                   0                   0               0.00%               21.5%
12/31/2016                     2.47                   0                   0               0.00%                9.7%
12/31/2015                     2.25                 214                 481               0.00%               -4.4%
12/31/2014                     2.35                 226                 532               0.00%               13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        1.1%
    2016        1.2%
    2015        1.2%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY EQUITY INCOME FUND INVESTOR CLASS - 025076100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,182,364   $    6,555,295          782,577
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,109)
                                     ----------------
Net assets                           $     6,172,255
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,172,255       2,000,807  $          3.08
Band 100                                         --              --             3.20
Band 75                                          --              --             3.33
Band 50                                          --              --             3.46
Band 25                                          --              --             3.59
Band 0                                           --              --             3.85
                                    ---------------  --------------
 Total                              $     6,172,255       2,000,807
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       154,140
Mortality & expense charges                                                        (102,362)
                                                                            ----------------
Net investment income (loss)                                                         51,778
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            196,250
Realized gain distributions                                                         375,970
Net change in unrealized appreciation (depreciation)                             (1,017,225)
                                                                            ----------------
Net gain (loss)                                                                    (445,005)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (393,227)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         51,778   $         51,642
Net realized gain (loss)                                          196,250            243,889
Realized gain distributions                                       375,970            849,883
Net change in unrealized appreciation (depreciation)           (1,017,225)          (138,567)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (393,227)         1,006,847
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          960,978          2,086,760
Cost of units redeemed                                         (3,754,248)        (2,166,334)
Account charges                                                    (5,090)           (10,930)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,798,360)           (90,504)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,191,587)           916,343
Net assets, beginning                                           9,363,842          8,447,499
                                                         -----------------  -----------------
Net assets, ending                                       $      6,172,255   $      9,363,842
                                                         =================  =================

Units sold                                                        325,898            687,662
Units redeemed                                                 (1,191,085)          (715,666)
                                                         -----------------  -----------------
Net increase (decrease)                                          (865,187)           (28,004)
Units outstanding, beginning                                    2,865,994          2,893,998
                                                         -----------------  -----------------
Units outstanding, ending                                       2,000,807          2,865,994
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     35,260,282
Cost of units redeemed/account charges                                           (39,038,429)
Net investment income (loss)                                                       1,785,585
Net realized gain (loss)                                                           2,787,896
Realized gain distributions                                                        5,749,852
Net change in unrealized appreciation (depreciation)                                (372,931)
                                                                            -----------------
Net assets                                                                  $      6,172,255
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.08               2,001  $            6,172               1.25%               -5.6%
12/31/2017                     3.27               2,866               9,364               1.25%               11.9%
12/31/2016                     2.92               2,894               8,447               1.25%               18.0%
12/31/2015                     2.47               3,644               9,014               1.25%               -0.7%
12/31/2014                     2.49               4,793              11,934               1.25%               11.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.20                   0  $                0               1.00%               -5.3%
12/31/2017                     3.39                   0                   0               1.00%               12.2%
12/31/2016                     3.02                   0                   0               1.00%               18.3%
12/31/2015                     2.55                   0                   0               1.00%               -0.4%
12/31/2014                     2.56                   0                   0               1.00%               11.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.33                   0  $                0               0.75%               -5.1%
12/31/2017                     3.51                   0                   0               0.75%               12.5%
12/31/2016                     3.12                   0                   0               0.75%               18.6%
12/31/2015                     2.63                   0                   0               0.75%               -0.2%
12/31/2014                     2.63                   0                   0               0.75%               11.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.46                   0  $                0               0.50%               -4.9%
12/31/2017                     3.64                   0                   0               0.50%               12.8%
12/31/2016                     3.22                   0                   0               0.50%               18.9%
12/31/2015                     2.71                   0                   0               0.50%                0.1%
12/31/2014                     2.71                   0                   0               0.50%               11.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.59                   0  $                0               0.25%               -4.6%
12/31/2017                     3.77                   0                   0               0.25%               13.1%
12/31/2016                     3.33                   0                   0               0.25%               19.2%
12/31/2015                     2.80                   0                   0               0.25%                0.3%
12/31/2014                     2.79                   0                   0               0.25%               12.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.85                   0  $                0               0.00%               -4.4%
12/31/2017                     4.03                   0                   0               0.00%               13.3%
12/31/2016                     3.55                   0                   0               0.00%               19.5%
12/31/2015                     2.97               1,565               4,654               0.00%                0.6%
12/31/2014                     2.96               1,619               4,786               0.00%               12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.8%
    2016        1.6%
    2015        2.3%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY STRATEGIC ALLOC.: CONSERVATIVE FUND A CLASS - 025085309

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,917,285   $     4,338,781          763,603
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,092)
                                     ----------------
Net assets                           $     3,913,193
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,926,126       1,057,476  $          1.82
Band 100                                  1,414,744         747,679             1.89
Band 75                                          --              --             1.97
Band 50                                     572,323         280,265             2.04
Band 25                                          --              --             2.12
Band 0                                           --              --             2.21
                                    ---------------  --------------
 Total                              $     3,913,193       2,085,420
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         60,446
Mortality & expense charges                                                           (48,744)
                                                                             -----------------
Net investment income (loss)                                                           11,702
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,164
Realized gain distributions                                                           209,162
Net change in unrealized appreciation (depreciation)                                 (471,346)
                                                                             -----------------
Net gain (loss)                                                                      (253,020)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (241,318)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,702   $         (4,952)
Net realized gain (loss)                                            9,164             33,588
Realized gain distributions                                       209,162            232,389
Net change in unrealized appreciation (depreciation)             (471,346)           196,348
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (241,318)           457,373
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          297,786          1,052,493
Cost of units redeemed                                         (1,085,037)        (1,540,292)
Account charges                                                    (1,788)            (2,706)
                                                         -----------------  -----------------
Increase (decrease)                                              (789,039)          (490,505)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,030,357)           (33,132)
Net assets, beginning                                           4,943,550          4,976,682
                                                         -----------------  -----------------
Net assets, ending                                       $      3,913,193   $      4,943,550
                                                         =================  =================

Units sold                                                        205,756            541,095
Units redeemed                                                   (609,017)          (819,730)
                                                         -----------------  -----------------
Net increase (decrease)                                          (403,261)          (278,635)
Units outstanding, beginning                                    2,488,681          2,767,316
                                                         -----------------  -----------------
Units outstanding, ending                                       2,085,420          2,488,681
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    19,441,286
Cost of units redeemed/account charges                                          (17,276,176)
Net investment income (loss)                                                        (50,406)
Net realized gain (loss)                                                            176,317
Realized gain distributions                                                       2,043,668
Net change in unrealized appreciation (depreciation)                               (421,496)
                                                                            ----------------
Net assets                                                                  $     3,913,193
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82               1,057  $            1,926               1.25%               -6.0%
12/31/2017                     1.94               1,337               2,590               1.25%                9.0%
12/31/2016                     1.78               1,787               3,176               1.25%                3.7%
12/31/2015                     1.71               2,449               4,199               1.25%               -3.0%
12/31/2014                     1.77               2,704               4,777               1.25%                4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                 748  $            1,415               1.00%               -5.7%
12/31/2017                     2.01                 867               1,741               1.00%                9.3%
12/31/2016                     1.84                 980               1,800               1.00%                3.9%
12/31/2015                     1.77                 998               1,764               1.00%               -2.7%
12/31/2014                     1.82                 896               1,628               1.00%                5.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.75%               -5.5%
12/31/2017                     2.08                   0                   0               0.75%                9.5%
12/31/2016                     1.90                   0                   0               0.75%                4.2%
12/31/2015                     1.82                   0                   0               0.75%               -2.5%
12/31/2014                     1.87                   0                   0               0.75%                5.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                 280  $              572               0.50%               -5.3%
12/31/2017                     2.16                 284                 613               0.50%                9.8%
12/31/2016                     1.96                   0                   0               0.50%                4.4%
12/31/2015                     1.88                   0                   0               0.50%               -2.2%
12/31/2014                     1.92                   0                   0               0.50%                5.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.25%               -5.0%
12/31/2017                     2.23                   0                   0               0.25%               10.1%
12/31/2016                     2.03                   0                   0               0.25%                4.7%
12/31/2015                     1.94                   0                   0               0.25%               -2.0%
12/31/2014                     1.98                   0                   0               0.25%                5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               0.00%               -4.8%
12/31/2017                     2.32                   0                   0               0.00%               10.4%
12/31/2016                     2.10                   0                   0               0.00%                5.0%
12/31/2015                     2.00                 244                 488               0.00%               -1.8%
12/31/2014                     2.04                 228                 464               0.00%                6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.1%
    2016        0.8%
    2015        0.2%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY EQUITY INCOME FUND A CLASS - 025076407

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,891,996   $    7,433,594          872,404
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (64,460)
                                     ----------------
Net assets                           $     6,827,536
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,190,445       1,822,132  $          2.85
Band 100                                  1,252,465         423,016             2.96
Band 75                                          --              --             3.08
Band 50                                     272,303          85,217             3.20
Band 25                                          --              --             3.32
Band 0                                      112,323          32,400             3.47
                                    ---------------  --------------
 Total                              $     6,827,536       2,362,765
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       127,387
Mortality & expense charges                                                         (88,447)
                                                                            ----------------
Net investment income (loss)                                                         38,940
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            129,151
Realized gain distributions                                                         385,928
Net change in unrealized appreciation (depreciation)                               (981,521)
                                                                            ----------------
Net gain (loss)                                                                    (466,442)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (427,502)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         38,940   $         34,564
Net realized gain (loss)                                          129,151            307,934
Realized gain distributions                                       385,928            805,492
Net change in unrealized appreciation (depreciation)             (981,521)          (137,973)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (427,502)         1,010,017
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          996,451          1,180,549
Cost of units redeemed                                         (2,605,444)        (3,487,500)
Account charges                                                    (2,043)            (3,524)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,611,036)        (2,310,475)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,038,538)        (1,300,458)
Net assets, beginning                                           8,866,074         10,166,532
                                                         -----------------  -----------------
Net assets, ending                                       $      6,827,536   $      8,866,074
                                                         =================  =================

Units sold                                                        473,831            435,005
Units redeemed                                                 (1,003,562)        (1,255,129)
                                                         -----------------  -----------------
Net increase (decrease)                                          (529,731)          (820,124)
Units outstanding, beginning                                    2,892,496          3,712,620
                                                         -----------------  -----------------
Units outstanding, ending                                       2,362,765          2,892,496
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     32,384,556
Cost of units redeemed/account charges                                           (33,048,085)
Net investment income (loss)                                                         946,558
Net realized gain (loss)                                                           2,695,570
Realized gain distributions                                                        4,390,535
Net change in unrealized appreciation (depreciation)                                (541,598)
                                                                            -----------------
Net assets                                                                  $      6,827,536
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.85               1,822  $            5,190               1.25%               -5.8%
12/31/2017                     3.02               2,131               6,446               1.25%               11.7%
12/31/2016                     2.71               2,827               7,657               1.25%               17.7%
12/31/2015                     2.30               2,649               6,096               1.25%               -0.9%
12/31/2014                     2.32               3,708               8,610               1.25%               10.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.96                 423  $            1,252               1.00%               -5.6%
12/31/2017                     3.14                 653               2,048               1.00%               11.9%
12/31/2016                     2.80                 773               2,166               1.00%               18.0%
12/31/2015                     2.37                 710               1,685               1.00%               -0.7%
12/31/2014                     2.39                 834               1,994               1.00%               10.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.08                   0  $                0               0.75%               -5.3%
12/31/2017                     3.25                   0                   0               0.75%               12.2%
12/31/2016                     2.90                   0                   0               0.75%               18.3%
12/31/2015                     2.45                   0                   0               0.75%               -0.4%
12/31/2014                     2.46                   0                   0               0.75%               11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.20                  85  $              272               0.50%               -5.1%
12/31/2017                     3.37                  79                 266               0.50%               12.5%
12/31/2016                     2.99                  84                 250               0.50%               18.6%
12/31/2015                     2.52                  89                 226               0.50%               -0.2%
12/31/2014                     2.53                  99                 251               0.50%               11.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.32                   0  $                0               0.25%               -4.9%
12/31/2017                     3.49                   0                   0               0.25%               12.8%
12/31/2016                     3.09                   0                   0               0.25%               18.9%
12/31/2015                     2.60                   0                   0               0.25%                0.1%
12/31/2014                     2.60                   0                   0               0.25%               11.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.47                  32  $              112               0.00%               -4.6%
12/31/2017                     3.63                  29                 106               0.00%               13.1%
12/31/2016                     3.22                  29                  93               0.00%               19.2%
12/31/2015                     2.70                 373               1,006               0.00%                0.3%
12/31/2014                     2.69                 378               1,017               0.00%               12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.5%
    2016        1.7%
    2015        2.0%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY GINNIE MAE A CLASS - 025081837

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,423,019   $     1,423,240          139,224
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (7,996)
                                     ----------------
Net assets                           $     1,415,023
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,317,076         990,958  $          1.33
Band 100                                     89,276          64,657             1.38
Band 75                                          --              --             1.43
Band 50                                          --              --             1.49
Band 25                                          --              --             1.55
Band 0                                        8,671           5,389             1.61
                                    ---------------  --------------
 Total                              $     1,415,023       1,061,004
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         30,878
Mortality & expense charges                                                           (15,804)
                                                                             -----------------
Net investment income (loss)                                                           15,074
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (49,208)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   27,051
                                                                             -----------------
Net gain (loss)                                                                       (22,157)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (7,083)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,074   $         14,479
Net realized gain (loss)                                          (49,208)           (23,436)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               27,051              4,730
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (7,083)            (4,227)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,224,191            586,154
Cost of units redeemed                                         (1,094,725)        (1,199,786)
Account charges                                                    (3,582)            (2,511)
                                                         -----------------  -----------------
Increase (decrease)                                               125,884           (616,143)
                                                         -----------------  -----------------
Net increase (decrease)                                           118,801           (620,370)
Net assets, beginning                                           1,296,222          1,916,592
                                                         -----------------  -----------------
Net assets, ending                                       $      1,415,023   $      1,296,222
                                                         =================  =================

Units sold                                                        939,459            453,463
Units redeemed                                                   (839,022)          (903,999)
                                                         -----------------  -----------------
Net increase (decrease)                                           100,437           (450,536)
Units outstanding, beginning                                      960,567          1,411,103
                                                         -----------------  -----------------
Units outstanding, ending                                       1,061,004            960,567
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     48,067,118
Cost of units redeemed/account charges                                           (47,149,622)
Net investment income (loss)                                                         471,809
Net realized gain (loss)                                                              25,939
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                    (221)
                                                                            -----------------
Net assets                                                                  $      1,415,023
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                 991  $            1,317               1.25%               -1.1%
12/31/2017                     1.34                 866               1,163               1.25%               -0.3%
12/31/2016                     1.35               1,245               1,678               1.25%               -0.5%
12/31/2015                     1.35               1,848               2,502               1.25%               -0.7%
12/31/2014                     1.36               6,369               8,684               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                  65  $               89               1.00%               -0.8%
12/31/2017                     1.39                  90                 125               1.00%               -0.1%
12/31/2016                     1.39                 129                 179               1.00%               -0.2%
12/31/2015                     1.40                 168                 234               1.00%               -0.5%
12/31/2014                     1.40                  98                 137               1.00%                3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.75%               -0.6%
12/31/2017                     1.44                   0                   0               0.75%                0.2%
12/31/2016                     1.44                   0                   0               0.75%                0.0%
12/31/2015                     1.44                   0                   0               0.75%               -0.2%
12/31/2014                     1.44                   0                   0               0.75%                3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.50%               -0.3%
12/31/2017                     1.50                   0                   0               0.50%                0.4%
12/31/2016                     1.49                   0                   0               0.50%                0.3%
12/31/2015                     1.48                   0                   0               0.50%                0.0%
12/31/2014                     1.48                   0                   0               0.50%                4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               0.25%               -0.1%
12/31/2017                     1.55                   0                   0               0.25%                0.7%
12/31/2016                     1.54                   0                   0               0.25%                0.5%
12/31/2015                     1.53                   0                   0               0.25%                0.3%
12/31/2014                     1.53                   0                   0               0.25%                4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   5  $                9               0.00%                0.2%
12/31/2017                     1.61                   5                   8               0.00%                1.0%
12/31/2016                     1.59                  38                  60               0.00%                0.8%
12/31/2015                     1.58                  28                  45               0.00%                0.5%
12/31/2014                     1.57                 494                 775               0.00%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.1%
    2016        2.0%
    2015        1.4%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FUND A CLASS - 025085606

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    13,836,612   $   16,144,834        2,402,189
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,088)
                                     ----------------
Net assets                           $    13,826,524
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    7,955,423        3,548,802  $         2.24
Band 100                                 5,869,161        2,520,277            2.33
Band 75                                         --               --            2.42
Band 50                                      1,940              772            2.51
Band 25                                         --               --            2.61
Band 0                                          --               --            2.73
                                    --------------  ---------------
 Total                              $   13,826,524        6,069,851
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       178,247
Mortality & expense charges                                                        (191,373)
                                                                            ----------------
Net investment income (loss)                                                        (13,126)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            112,768
Realized gain distributions                                                       1,243,779
Net change in unrealized appreciation (depreciation)                             (2,434,680)
                                                                            ----------------
Net gain (loss)                                                                  (1,078,133)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,091,259)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,126)  $         21,861
Net realized gain (loss)                                          112,768            468,985
Realized gain distributions                                     1,243,779          1,746,044
Net change in unrealized appreciation (depreciation)           (2,434,680)           724,151
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,091,259)         2,961,041
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,087,786          2,413,911
Cost of units redeemed                                         (6,394,715)        (9,552,498)
Account charges                                                    (9,665)           (10,698)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,316,594)        (7,149,285)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,407,853)        (4,188,244)
Net assets, beginning                                          20,234,377         24,422,621
                                                         -----------------  -----------------
Net assets, ending                                       $     13,826,524   $     20,234,377
                                                         =================  =================

Units sold                                                        518,067          1,107,327
Units redeemed                                                 (2,605,334)        (4,183,076)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,087,267)        (3,075,749)
Units outstanding, beginning                                    8,157,118         11,232,867
                                                         -----------------  -----------------
Units outstanding, ending                                       6,069,851          8,157,118
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    120,994,924
Cost of units redeemed/account charges                                          (120,190,075)
Net investment income (loss)                                                         (81,785)
Net realized gain (loss)                                                           1,648,279
Realized gain distributions                                                       13,763,403
Net change in unrealized appreciation (depreciation)                              (2,308,222)
                                                                            -----------------
Net assets                                                                  $     13,826,524
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24               3,549  $            7,955               1.25%               -7.8%
12/31/2017                     2.43               4,165              10,124               1.25%               13.5%
12/31/2016                     2.14               6,879              14,737               1.25%                4.8%
12/31/2015                     2.05              10,542              21,559               1.25%               -3.3%
12/31/2014                     2.12              12,095              25,589               1.25%                5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33               2,520  $            5,869               1.00%               -7.5%
12/31/2017                     2.52               3,403               8,572               1.00%               13.7%
12/31/2016                     2.21               3,765               8,337               1.00%                5.0%
12/31/2015                     2.11               3,201               6,751               1.00%               -3.1%
12/31/2014                     2.18               2,726               5,933               1.00%                5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.42                   0  $                0               0.75%               -7.3%
12/31/2017                     2.61                 583               1,522               0.75%               14.0%
12/31/2016                     2.29                 583               1,334               0.75%                5.3%
12/31/2015                     2.17                 607               1,319               0.75%               -2.9%
12/31/2014                     2.24                 740               1,657               0.75%                5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                   1  $                2               0.50%               -7.1%
12/31/2017                     2.70                   6                  16               0.50%               14.3%
12/31/2016                     2.37                   7                  16               0.50%                5.5%
12/31/2015                     2.24                   7                  15               0.50%               -2.6%
12/31/2014                     2.30                  13                  31               0.50%                5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.25%               -6.8%
12/31/2017                     2.80                   0                   0               0.25%               14.6%
12/31/2016                     2.45                   0                   0               0.25%                5.8%
12/31/2015                     2.31                   0                   0               0.25%               -2.4%
12/31/2014                     2.37                   0                   0               0.25%                6.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.73                   0  $                0               0.00%               -6.6%
12/31/2017                     2.92                   0                   0               0.00%               14.9%
12/31/2016                     2.54                   0                   0               0.00%                6.1%
12/31/2015                     2.40               1,705               4,088               0.00%               -2.1%
12/31/2014                     2.45               1,785               4,373               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.3%
    2016        0.6%
    2015        0.6%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY GROWTH FUND A CLASS - 025083403

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,079,080  $     2,316,411           75,713
                                                       ===============  ===============
Receivables: investments sold                   5,420
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,084,500
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,570,787         554,200  $          2.83
Band 100                                   513,713         174,465             2.94
Band 75                                         --              --             3.06
Band 50                                         --              --             3.18
Band 25                                         --              --             3.30
Band 0                                          --              --             3.43
                                    --------------  --------------
 Total                              $    2,084,500         728,665
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (29,083)
                                                                            -----------------
Net investment income (loss)                                                         (29,083)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                             195,707
Realized gain distributions                                                          255,960
Net change in unrealized appreciation (depreciation)                                (456,908)
                                                                            -----------------
Net gain (loss)                                                                       (5,241)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (34,324)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (29,083)  $        (29,542)
Net realized gain (loss)                                          195,707             51,785
Realized gain distributions                                       255,960            253,132
Net change in unrealized appreciation (depreciation)             (456,908)           383,768
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (34,324)           659,143
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          280,911            351,056
Cost of units redeemed                                           (849,198)        (1,125,381)
Account charges                                                      (189)              (254)
                                                         -----------------  -----------------
Increase (decrease)                                              (568,476)          (774,579)
                                                         -----------------  -----------------
Net increase (decrease)                                          (602,800)          (115,436)
Net assets, beginning                                           2,687,300          2,802,736
                                                         -----------------  -----------------
Net assets, ending                                       $      2,084,500   $      2,687,300
                                                         =================  =================

Units sold                                                        221,004            138,002
Units redeemed                                                   (398,512)          (447,120)
                                                         -----------------  -----------------
Net increase (decrease)                                          (177,508)          (309,118)
Units outstanding, beginning                                      906,173          1,215,291
                                                         -----------------  -----------------
Units outstanding, ending                                         728,665            906,173
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,308,646
Cost of units redeemed/account charges                                           (11,993,773)
Net investment income (loss)                                                        (269,901)
Net realized gain (loss)                                                           1,018,410
Realized gain distributions                                                        2,258,449
Net change in unrealized appreciation (depreciation)                                (237,331)
                                                                            -----------------
Net assets                                                                  $      2,084,500
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.83                 554  $            1,571               1.25%               -3.1%
12/31/2017                     2.93                 568               1,662               1.25%               28.2%
12/31/2016                     2.28                 835               1,905               1.25%                2.6%
12/31/2015                     2.23               1,120               2,492               1.25%                3.0%
12/31/2014                     2.16               1,606               3,469               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.94                 174  $              514               1.00%               -2.9%
12/31/2017                     3.03                 338               1,026               1.00%               28.5%
12/31/2016                     2.36                 380                 897               1.00%                2.8%
12/31/2015                     2.29                 348                 799               1.00%                3.3%
12/31/2014                     2.22                 313                 694               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.06                   0  $                0               0.75%               -2.6%
12/31/2017                     3.14                   0                   0               0.75%               28.8%
12/31/2016                     2.44                   0                   0               0.75%                3.1%
12/31/2015                     2.37                   0                   0               0.75%                3.6%
12/31/2014                     2.28                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.18                   0  $                0               0.50%               -2.4%
12/31/2017                     3.26                   0                   0               0.50%               29.2%
12/31/2016                     2.52                   0                   0               0.50%                3.3%
12/31/2015                     2.44                   0                   0               0.50%                3.8%
12/31/2014                     2.35                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.30                   0  $                0               0.25%               -2.2%
12/31/2017                     3.37                   0                   0               0.25%               29.5%
12/31/2016                     2.61                   0                   0               0.25%                3.6%
12/31/2015                     2.52                   0                   0               0.25%                4.1%
12/31/2014                     2.42                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.43                   0  $                0               0.00%               -1.9%
12/31/2017                     3.50                   0                   0               0.00%               29.8%
12/31/2016                     2.69                   0                   0               0.00%                3.8%
12/31/2015                     2.59                  34                  87               0.00%                4.3%
12/31/2014                     2.49                  37                  91               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.3%
    2015        0.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY ULTRA FUND A CLASS - 025083858

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      971,048   $       888,015           25,208
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (406)
                                     ---------------
Net assets                           $      970,642
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       670,620         222,140  $         3.02
Band 100                                   300,022          95,663            3.14
Band 75                                         --              --            3.26
Band 50                                         --              --            3.38
Band 25                                         --              --            3.52
Band 0                                          --              --            3.67
                                   ---------------  --------------
 Total                             $       970,642         317,803
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (12,142)
                                                                            -----------------
Net investment income (loss)                                                         (12,142)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              81,507
Realized gain distributions                                                           77,431
Net change in unrealized appreciation (depreciation)                                (151,067)
                                                                            -----------------
Net gain (loss)                                                                        7,871
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (4,271)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,142)  $        (10,138)
Net realized gain (loss)                                           81,507             21,796
Realized gain distributions                                        77,431             58,166
Net change in unrealized appreciation (depreciation)             (151,067)           157,816
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,271)           227,640
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          206,572             94,317
Cost of units redeemed                                           (233,762)           (76,454)
Account charges                                                      (201)              (254)
                                                         -----------------  -----------------
Increase (decrease)                                               (27,391)            17,609
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,662)           245,249
Net assets, beginning                                           1,002,304            757,055
                                                         -----------------  -----------------
Net assets, ending                                       $        970,642   $      1,002,304
                                                         =================  =================

Units sold                                                         60,979             32,596
Units redeemed                                                    (68,205)           (26,570)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,226)             6,026
Units outstanding, beginning                                      325,029            319,003
                                                         -----------------  -----------------
Units outstanding, ending                                         317,803            325,029
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,249,800
Cost of units redeemed/account charges                                           (1,922,021)
Net investment income (loss)                                                        (97,628)
Net realized gain (loss)                                                            209,220
Realized gain distributions                                                         448,238
Net change in unrealized appreciation (depreciation)                                 83,033
                                                                            ----------------
Net assets                                                                  $       970,642
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.02                 222  $              671               1.25%               -0.9%
12/31/2017                     3.04                 211                 642               1.25%               30.0%
12/31/2016                     2.34                 197                 463               1.25%                2.8%
12/31/2015                     2.28                 254                 579               1.25%                4.6%
12/31/2014                     2.18                 262                 571               1.25%                8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.14                  96  $              300               1.00%               -0.6%
12/31/2017                     3.16                 114                 361               1.00%               30.3%
12/31/2016                     2.42                 122                 295               1.00%                3.1%
12/31/2015                     2.35                 138                 324               1.00%                4.8%
12/31/2014                     2.24                  90                 202               1.00%                8.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.26                   0  $                0               0.75%               -0.4%
12/31/2017                     3.27                   0                   0               0.75%               30.6%
12/31/2016                     2.50                   0                   0               0.75%                3.4%
12/31/2015                     2.42                   0                   0               0.75%                5.1%
12/31/2014                     2.30                   0                   0               0.75%                8.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.38                   0  $                0               0.50%               -0.1%
12/31/2017                     3.39                   0                   0               0.50%               30.9%
12/31/2016                     2.59                   0                   0               0.50%                3.6%
12/31/2015                     2.50                   0                   0               0.50%                5.4%
12/31/2014                     2.37                   0                   0               0.50%                9.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.52                   0  $                0               0.25%                0.1%
12/31/2017                     3.51                   0                   0               0.25%               31.3%
12/31/2016                     2.68                   0                   0               0.25%                3.9%
12/31/2015                     2.58                   0                   0               0.25%                5.6%
12/31/2014                     2.44                   0                   0               0.25%                9.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.67                   0  $                0               0.00%                0.4%
12/31/2017                     3.66                   0                   0               0.00%               31.6%
12/31/2016                     2.78                   0                   0               0.00%                4.1%
12/31/2015                     2.67                   0                   0               0.00%                5.9%
12/31/2014                     2.52                   0                   0               0.00%                9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY HERITAGE FUND A CLASS - 025083767

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,418,804  $     5,727,853          286,749
                                                       ===============  ===============
Receivables: investments sold                   3,965
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,422,769
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,980,813         744,858  $          4.00
Band 100                                    489,858         117,827             4.16
Band 75                                          --              --             4.32
Band 50                                     752,262         167,659             4.49
Band 25                                          --              --             4.66
Band 0                                      199,836          40,936             4.88
                                    ---------------  --------------
 Total                              $     4,422,769       1,071,280
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (65,072)
                                                                            -----------------
Net investment income (loss)                                                         (65,072)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              77,191
Realized gain distributions                                                          979,738
Net change in unrealized appreciation (depreciation)                              (1,188,371)
                                                                            -----------------
Net gain (loss)                                                                     (131,442)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (196,514)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (65,072)  $        (83,750)
Net realized gain (loss)                                           77,191           (257,566)
Realized gain distributions                                       979,738            633,445
Net change in unrealized appreciation (depreciation)           (1,188,371)         1,110,350
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (196,514)         1,402,479
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          636,323            908,333
Cost of units redeemed                                         (2,846,720)        (4,152,781)
Account charges                                                    (1,963)            (1,918)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,212,360)        (3,246,366)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,408,874)        (1,843,887)
Net assets, beginning                                           6,831,643          8,675,530
                                                         -----------------  -----------------
Net assets, ending                                       $      4,422,769   $      6,831,643
                                                         =================  =================

Units sold                                                        149,186            239,884
Units redeemed                                                   (636,668)        (1,073,117)
                                                         -----------------  -----------------
Net increase (decrease)                                          (487,482)          (833,233)
Units outstanding, beginning                                    1,558,762          2,391,995
                                                         -----------------  -----------------
Units outstanding, ending                                       1,071,280          1,558,762
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     45,062,245
Cost of units redeemed/account charges                                           (52,414,927)
Net investment income (loss)                                                      (1,473,361)
Net realized gain (loss)                                                           5,092,161
Realized gain distributions                                                        9,465,700
Net change in unrealized appreciation (depreciation)                              (1,309,049)
                                                                            -----------------
Net assets                                                                  $      4,422,769
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.00                 745  $            2,981               1.25%               -6.6%
12/31/2017                     4.29               1,189               5,095               1.25%               20.0%
12/31/2016                     3.57               1,955               6,980               1.25%                1.7%
12/31/2015                     3.51               2,816               9,884               1.25%                0.4%
12/31/2014                     3.50               3,441              12,032               1.25%                6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.16                 118  $              490               1.00%               -6.4%
12/31/2017                     4.44                 133                 590               1.00%               20.3%
12/31/2016                     3.69                 161                 596               1.00%                2.0%
12/31/2015                     3.62                 204                 738               1.00%                0.6%
12/31/2014                     3.60                 180                 648               1.00%                6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.32                   0  $                0               0.75%               -6.1%
12/31/2017                     4.60                   0                   0               0.75%               20.6%
12/31/2016                     3.82                   0                   0               0.75%                2.2%
12/31/2015                     3.73                   0                   0               0.75%                0.9%
12/31/2014                     3.70                   0                   0               0.75%                7.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.49                 168  $              752               0.50%               -5.9%
12/31/2017                     4.77                 195                 932               0.50%               20.9%
12/31/2016                     3.94                 237                 934               0.50%                2.5%
12/31/2015                     3.85                 202                 778               0.50%                1.1%
12/31/2014                     3.80                 203                 773               0.50%                7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.66                   0  $                0               0.25%               -5.7%
12/31/2017                     4.94                   0                   0               0.25%               21.2%
12/31/2016                     4.08                   0                   0               0.25%                2.8%
12/31/2015                     3.97                   0                   0               0.25%                1.4%
12/31/2014                     3.91                   0                   0               0.25%                7.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.88                  41  $              200               0.00%               -5.4%
12/31/2017                     5.16                  42                 214               0.00%               21.5%
12/31/2016                     4.25                  39                 166               0.00%                3.0%
12/31/2015                     4.12                  93                 383               0.00%                1.6%
12/31/2014                     4.06                 179                 727               0.00%                7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY ULTRA FUND INVESTOR CLASS - 025083882

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,389,293   $     1,989,089           59,097
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (444)
                                     ---------------
Net assets                           $    2,388,849
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,388,849         435,230  $          5.49
Band 100                                        --              --             5.70
Band 75                                         --              --             5.92
Band 50                                         --              --             6.15
Band 25                                         --              --             6.39
Band 0                                          --              --             7.47
                                    --------------  --------------
 Total                              $    2,388,849         435,230
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (33,861)
                                                                            ----------------
Net investment income (loss)                                                        (33,861)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            135,521
Realized gain distributions                                                         182,004
Net change in unrealized appreciation (depreciation)                               (289,825)
                                                                            ----------------
Net gain (loss)                                                                      27,700
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        (6,161)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (33,861)  $        (26,464)
Net realized gain (loss)                                          135,521            100,284
Realized gain distributions                                       182,004            144,685
Net change in unrealized appreciation (depreciation)             (289,825)           421,359
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (6,161)           639,864
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          207,599            137,352
Cost of units redeemed                                           (428,943)          (347,593)
Account charges                                                    (4,218)            (3,661)
                                                         -----------------  -----------------
Increase (decrease)                                              (225,562)          (213,902)
                                                         -----------------  -----------------
Net increase (decrease)                                          (231,723)           425,962
Net assets, beginning                                           2,620,572          2,194,610
                                                         -----------------  -----------------
Net assets, ending                                       $      2,388,849   $      2,620,572
                                                         =================  =================

Units sold                                                         34,479             36,046
Units redeemed                                                    (73,848)           (79,189)
                                                         -----------------  -----------------
Net increase (decrease)                                           (39,369)           (43,143)
Units outstanding, beginning                                      474,599            517,742
                                                         -----------------  -----------------
Units outstanding, ending                                         435,230            474,599
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,323,574
Cost of units redeemed/account charges                                           (4,499,375)
Net investment income (loss)                                                       (183,935)
Net realized gain (loss)                                                            512,506
Realized gain distributions                                                         835,875
Net change in unrealized appreciation (depreciation)                                400,204
                                                                            ----------------
Net assets                                                                  $     2,388,849
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.49                 435  $            2,389               1.25%               -0.6%
12/31/2017                     5.52                 475               2,621               1.25%               30.3%
12/31/2016                     4.24                 518               2,195               1.25%                3.1%
12/31/2015                     4.11                 535               2,200               1.25%                4.8%
12/31/2014                     3.92                 581               2,280               1.25%                8.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.70                   0  $                0               1.00%               -0.3%
12/31/2017                     5.72                   0                   0               1.00%               30.6%
12/31/2016                     4.38                   0                   0               1.00%                3.3%
12/31/2015                     4.24                   0                   0               1.00%                5.1%
12/31/2014                     4.03                   0                   0               1.00%                8.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.92                   0  $                0               0.75%               -0.1%
12/31/2017                     5.93                   0                   0               0.75%               30.9%
12/31/2016                     4.53                   0                   0               0.75%                3.6%
12/31/2015                     4.37                   0                   0               0.75%                5.4%
12/31/2014                     4.15                   0                   0               0.75%                9.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.15                   0  $                0               0.50%                0.2%
12/31/2017                     6.14                   0                   0               0.50%               31.2%
12/31/2016                     4.68                   0                   0               0.50%                3.9%
12/31/2015                     4.51                   0                   0               0.50%                5.6%
12/31/2014                     4.27                   0                   0               0.50%                9.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.39                   0  $                0               0.25%                0.4%
12/31/2017                     6.37                   0                   0               0.25%               31.6%
12/31/2016                     4.84                   0                   0               0.25%                4.1%
12/31/2015                     4.65                   0                   0               0.25%                5.9%
12/31/2014                     4.39                   0                   0               0.25%                9.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.47                   0  $                0               0.00%                0.7%
12/31/2017                     7.42                   0                   0               0.00%               31.9%
12/31/2016                     5.63                   0                   0               0.00%                4.4%
12/31/2015                     5.39                   0                   0               0.00%                6.2%
12/31/2014                     5.08                   0                   0               0.00%                9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.2%
    2016        0.3%
    2015        0.2%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY HERITAGE FUND INVESTOR CLASS - 025083791

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,198,121   $    4,060,163          187,573
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (11,057)
                                     ----------------
Net assets                           $     3,187,064
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,187,064       2,518,695  $          1.27
Band 100                                         --              --             1.28
Band 75                                          --              --             1.30
Band 50                                          --              --             1.31
Band 25                                          --              --             1.33
Band 0                                           --              --             1.35
                                    ---------------  --------------
 Total                              $     3,187,064       2,518,695
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (48,805)
                                                                             -----------------
Net investment income (loss)                                                          (48,805)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,378
Realized gain distributions                                                           647,308
Net change in unrealized appreciation (depreciation)                                 (818,726)
                                                                             -----------------
Net gain (loss)                                                                      (169,040)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (217,845)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (48,805)  $        (46,817)
Net realized gain (loss)                                            2,378            (36,633)
Realized gain distributions                                       647,308            332,115
Net change in unrealized appreciation (depreciation)             (818,726)           454,795
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (217,845)           703,460
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          232,151            587,559
Cost of units redeemed                                           (690,780)        (1,087,399)
Account charges                                                    (1,440)            (2,470)
                                                         -----------------  -----------------
Increase (decrease)                                              (460,069)          (502,310)
                                                         -----------------  -----------------
Net increase (decrease)                                          (677,914)           201,150
Net assets, beginning                                           3,864,978          3,663,828
                                                         -----------------  -----------------
Net assets, ending                                       $      3,187,064   $      3,864,978
                                                         =================  =================

Units sold                                                        166,591            482,744
Units redeemed                                                   (508,258)          (885,371)
                                                         -----------------  -----------------
Net increase (decrease)                                          (341,667)          (402,627)
Units outstanding, beginning                                    2,860,362          3,262,989
                                                         -----------------  -----------------
Units outstanding, ending                                       2,518,695          2,860,362
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,659,502
Cost of units redeemed/account charges                                            (4,251,385)
Net investment income (loss)                                                        (217,540)
Net realized gain (loss)                                                            (164,239)
Realized gain distributions                                                        2,022,768
Net change in unrealized appreciation (depreciation)                                (862,042)
                                                                            -----------------
Net assets                                                                  $      3,187,064
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27               2,519  $            3,187               1.25%               -6.4%
12/31/2017                     1.35               2,860               3,865               1.25%               20.3%
12/31/2016                     1.12               3,263               3,664               1.25%                1.9%
12/31/2015                     1.10               3,196               3,521               1.25%                0.6%
12/31/2014                     1.09               2,272               2,487               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%               -6.1%
12/31/2017                     1.37                   0                   0               1.00%               20.6%
12/31/2016                     1.13                   0                   0               1.00%                2.2%
12/31/2015                     1.11                   0                   0               1.00%                0.9%
12/31/2014                     1.10                   0                   0               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -5.9%
12/31/2017                     1.38                   0                   0               0.75%               20.9%
12/31/2016                     1.14                   0                   0               0.75%                2.4%
12/31/2015                     1.11                   0                   0               0.75%                1.1%
12/31/2014                     1.10                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -5.6%
12/31/2017                     1.39                   0                   0               0.50%               21.2%
12/31/2016                     1.15                   0                   0               0.50%                2.7%
12/31/2015                     1.12                   0                   0               0.50%                1.4%
12/31/2014                     1.10                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -5.4%
12/31/2017                     1.41                   0                   0               0.25%               21.5%
12/31/2016                     1.16                   0                   0               0.25%                3.0%
12/31/2015                     1.13                   0                   0               0.25%                1.7%
12/31/2014                     1.11                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.00%               -5.2%
12/31/2017                     1.42                   0                   0               0.00%               21.8%
12/31/2016                     1.17                   0                   0               0.00%                3.2%
12/31/2015                     1.13                   0                   0               0.00%                1.9%
12/31/2014                     1.11                   0                   0               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY VALUE INVESTOR CLASS - 025076506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        13,034  $         16,195            1,785
                                                      ================  ===============
Receivables: investments sold                    614
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        13,648
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       13,648            7,969  $          1.71
Band 100                                        --               --             1.74
Band 75                                         --               --             1.77
Band 50                                         --               --             1.80
Band 25                                         --               --             1.83
Band 0                                          --               --             1.86
                                    --------------  ---------------
 Total                              $       13,648            7,969
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         10,231
Mortality & expense charges                                                          (16,462)
                                                                            -----------------
Net investment income (loss)                                                          (6,231)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                             207,537
Realized gain distributions                                                            1,149
Net change in unrealized appreciation (depreciation)                                (100,647)
                                                                            -----------------
Net gain (loss)                                                                      108,039
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        101,808
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,231)  $          5,246
Net realized gain (loss)                                          207,537             45,501
Realized gain distributions                                         1,149            107,658
Net change in unrealized appreciation (depreciation)             (100,647)           (19,190)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 101,808            139,215
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          269,731            423,715
Cost of units redeemed                                         (2,449,687)          (642,314)
Account charges                                                       (65)               (82)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,180,021)          (218,681)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,078,213)           (79,466)
Net assets, beginning                                           2,091,861          2,171,327
                                                         -----------------  -----------------
Net assets, ending                                       $         13,648   $      2,091,861
                                                         =================  =================

Units sold                                                        137,317            229,907
Units redeemed                                                 (1,222,730)          (352,325)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,085,413)          (122,418)
Units outstanding, beginning                                    1,093,382          1,215,800
                                                         -----------------  -----------------
Units outstanding, ending                                           7,969          1,093,382
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,373,134
Cost of units redeemed/account charges                                           (3,992,466)
Net investment income (loss)                                                         17,489
Net realized gain (loss)                                                            272,162
Realized gain distributions                                                         346,490
Net change in unrealized appreciation (depreciation)                                 (3,161)
                                                                            ----------------
Net assets                                                                  $        13,648
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   8  $               14               1.25%              -10.5%
12/31/2017                     1.91               1,093               2,092               1.25%                7.1%
12/31/2016                     1.79               1,216               2,171               1.25%               18.7%
12/31/2015                     1.50               1,065               1,602               1.25%               -5.5%
12/31/2014                     1.59               1,143               1,820               1.25%               11.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               1.00%              -10.3%
12/31/2017                     1.94                   0                   0               1.00%                7.4%
12/31/2016                     1.81                   0                   0               1.00%               19.0%
12/31/2015                     1.52                   0                   0               1.00%               -5.3%
12/31/2014                     1.60                   0                   0               1.00%               11.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.75%              -10.0%
12/31/2017                     1.97                   0                   0               0.75%                7.7%
12/31/2016                     1.83                   0                   0               0.75%               19.3%
12/31/2015                     1.53                   0                   0               0.75%               -5.1%
12/31/2014                     1.61                   0                   0               0.75%               12.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.50%               -9.8%
12/31/2017                     2.00                   0                   0               0.50%                7.9%
12/31/2016                     1.85                   0                   0               0.50%               19.6%
12/31/2015                     1.55                   0                   0               0.50%               -4.8%
12/31/2014                     1.62                   0                   0               0.50%               12.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%               -9.6%
12/31/2017                     2.02                   0                   0               0.25%                8.2%
12/31/2016                     1.87                   0                   0               0.25%               19.9%
12/31/2015                     1.56                   0                   0               0.25%               -4.6%
12/31/2014                     1.63                   0                   0               0.25%               12.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.00%               -9.4%
12/31/2017                     2.05                   0                   0               0.00%                8.5%
12/31/2016                     1.89                   0                   0               0.00%               20.2%
12/31/2015                     1.57                   0                   0               0.00%               -4.3%
12/31/2014                     1.64                   0                   0               0.00%               12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.4%
    2016        1.6%
    2015        1.5%
    2014        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY INCOME & GROWTH INVESTOR CLASS - 02507M303

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,774,027  $     6,288,420          177,008
                                                       ===============  ===============
Receivables: investments sold                   2,965
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,776,992
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,776,992       2,755,218  $          2.10
Band 100                                         --              --             2.18
Band 75                                          --              --             2.26
Band 50                                          --              --             2.35
Band 25                                          --              --             2.44
Band 0                                           --              --             2.69
                                    ---------------  --------------
 Total                              $     5,776,992       2,755,218
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       103,915
Mortality & expense charges                                                         (66,911)
                                                                            ----------------
Net investment income (loss)                                                         37,004
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            213,582
Realized gain distributions                                                         350,559
Net change in unrealized appreciation (depreciation)                               (975,368)
                                                                            ----------------
Net gain (loss)                                                                    (411,227)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (374,223)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,004   $         58,363
Net realized gain (loss)                                          213,582            115,716
Realized gain distributions                                       350,559            354,376
Net change in unrealized appreciation (depreciation)             (975,368)           417,099
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (374,223)           945,554
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,948,753            611,387
Cost of units redeemed                                         (2,232,545)        (1,680,977)
Account charges                                                    (3,439)            (1,064)
                                                         -----------------  -----------------
Increase (decrease)                                               712,769         (1,070,654)
                                                         -----------------  -----------------
Net increase (decrease)                                           338,546           (125,100)
Net assets, beginning                                           5,438,446          5,563,546
                                                         -----------------  -----------------
Net assets, ending                                       $      5,776,992   $      5,438,446
                                                         =================  =================

Units sold                                                      1,340,873            298,761
Units redeemed                                                   (971,401)          (820,551)
                                                         -----------------  -----------------
Net increase (decrease)                                           369,472           (521,790)
Units outstanding, beginning                                    2,385,746          2,907,536
                                                         -----------------  -----------------
Units outstanding, ending                                       2,755,218          2,385,746
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    11,311,030
Cost of units redeemed/account charges                                           (6,422,269)
Net investment income (loss)                                                        169,987
Net realized gain (loss)                                                            279,566
Realized gain distributions                                                         953,071
Net change in unrealized appreciation (depreciation)                               (514,393)
                                                                            ----------------
Net assets                                                                  $     5,776,992
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10               2,755  $            5,777               1.25%               -8.0%
12/31/2017                     2.28               2,386               5,438               1.25%               19.1%
12/31/2016                     1.91               2,908               5,564               1.25%               12.2%
12/31/2015                     1.71                 804               1,371               1.25%               -6.8%
12/31/2014                     1.83                 121                 222               1.25%               11.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               1.00%               -7.8%
12/31/2017                     2.36                   0                   0               1.00%               19.4%
12/31/2016                     1.98                   0                   0               1.00%               12.4%
12/31/2015                     1.76                   0                   0               1.00%               -6.6%
12/31/2014                     1.88                   0                   0               1.00%               11.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.26                   0  $                0               0.75%               -7.6%
12/31/2017                     2.45                   0                   0               0.75%               19.7%
12/31/2016                     2.04                   0                   0               0.75%               12.7%
12/31/2015                     1.81                   0                   0               0.75%               -6.4%
12/31/2014                     1.94                   0                   0               0.75%               11.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.50%               -7.3%
12/31/2017                     2.54                   0                   0               0.50%               20.0%
12/31/2016                     2.11                   0                   0               0.50%               13.0%
12/31/2015                     1.87                   0                   0               0.50%               -6.1%
12/31/2014                     1.99                   0                   0               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               0.25%               -7.1%
12/31/2017                     2.63                   0                   0               0.25%               20.3%
12/31/2016                     2.18                   0                   0               0.25%               13.3%
12/31/2015                     1.93                   0                   0               0.25%               -5.9%
12/31/2014                     2.05                   0                   0               0.25%               12.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                   0  $                0               0.00%               -6.9%
12/31/2017                     2.88                   0                   0               0.00%               20.6%
12/31/2016                     2.39                   0                   0               0.00%               13.6%
12/31/2015                     2.11                   0                   0               0.00%               -5.7%
12/31/2014                     2.23                   0                   0               0.00%               12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.3%
    2016        2.4%
    2015        3.3%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY VALUE A CLASS - 025076803

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         29,907  $        34,989            4,096
                                                       ===============  ===============
Receivables: investments sold                      84
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         29,991
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       29,991          17,775  $          1.69
Band 100                                        --              --             1.72
Band 75                                         --              --             1.74
Band 50                                         --              --             1.77
Band 25                                         --              --             1.80
Band 0                                          --              --             1.83
                                    --------------  --------------
 Total                              $       29,991          17,775
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            476
Mortality & expense charges                                                              (594)
                                                                             -----------------
Net investment income (loss)                                                             (118)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,023
Realized gain distributions                                                             2,647
Net change in unrealized appreciation (depreciation)                                   (7,512)
                                                                             -----------------
Net gain (loss)                                                                        (3,842)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,960)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (118)  $             16
Net realized gain (loss)                                            1,023                112
Realized gain distributions                                         2,647              3,272
Net change in unrealized appreciation (depreciation)               (7,512)               444
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,960)             3,844
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,163              5,655
Cost of units redeemed                                            (30,917)            (1,440)
Account charges                                                        (2)               (15)
                                                         -----------------  -----------------
Increase (decrease)                                               (26,756)             4,200
                                                         -----------------  -----------------
Net increase (decrease)                                           (30,716)             8,044
Net assets, beginning                                              60,707             52,663
                                                         -----------------  -----------------
Net assets, ending                                       $         29,991   $         60,707
                                                         =================  =================

Units sold                                                          2,211              3,151
Units redeemed                                                    (16,567)              (807)
                                                         -----------------  -----------------
Net increase (decrease)                                           (14,356)             2,344
Units outstanding, beginning                                       32,131             29,787
                                                         -----------------  -----------------
Units outstanding, ending                                          17,775             32,131
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         78,250
Cost of units redeemed/account charges                                                (56,187)
Net investment income (loss)                                                              127
Net realized gain (loss)                                                                1,950
Realized gain distributions                                                            10,933
Net change in unrealized appreciation (depreciation)                                   (5,082)
                                                                             -----------------
Net assets                                                                   $         29,991
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                  18  $               30               1.25%              -10.7%
12/31/2017                     1.89                  32                  61               1.25%                6.9%
12/31/2016                     1.77                  30                  53               1.25%               18.4%
12/31/2015                     1.49                  16                  24               1.25%               -5.8%
12/31/2014                     1.58                  28                  45               1.25%               11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               1.00%              -10.5%
12/31/2017                     1.92                   0                   0               1.00%                7.1%
12/31/2016                     1.79                   0                   0               1.00%               18.7%
12/31/2015                     1.51                   0                   0               1.00%               -5.5%
12/31/2014                     1.59                   0                   0               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%              -10.2%
12/31/2017                     1.94                   0                   0               0.75%                7.4%
12/31/2016                     1.81                   0                   0               0.75%               19.0%
12/31/2015                     1.52                   0                   0               0.75%               -5.3%
12/31/2014                     1.60                   0                   0               0.75%               11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.50%              -10.0%
12/31/2017                     1.97                   0                   0               0.50%                7.7%
12/31/2016                     1.83                   0                   0               0.50%               19.3%
12/31/2015                     1.53                   0                   0               0.50%               -5.0%
12/31/2014                     1.62                   0                   0               0.50%               12.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.25%               -9.8%
12/31/2017                     2.00                   0                   0               0.25%                7.9%
12/31/2016                     1.85                   0                   0               0.25%               19.6%
12/31/2015                     1.55                   0                   0               0.25%               -4.8%
12/31/2014                     1.63                   0                   0               0.25%               12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%               -9.6%
12/31/2017                     2.03                   0                   0               0.00%                8.2%
12/31/2016                     1.87                   0                   0               0.00%               19.9%
12/31/2015                     1.56                   0                   0               0.00%               -4.6%
12/31/2014                     1.64                   0                   0               0.00%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.2%
    2016        1.2%
    2015        1.4%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INFLATION-ADJUSTED BOND A CLASS - 025081829

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,342,882   $    2,492,286          212,795
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (23,165)
                                     ----------------
Net assets                           $     2,319,717
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,183,823       1,663,972  $          1.31
Band 100                                    135,894          99,825             1.36
Band 75                                          --              --             1.41
Band 50                                          --              --             1.46
Band 25                                          --              --             1.52
Band 0                                           --              --             1.58
                                    ---------------  --------------
 Total                              $     2,319,717       1,763,797
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         72,249
Mortality & expense charges                                                           (35,159)
                                                                             -----------------
Net investment income (loss)                                                           37,090
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (55,980)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (89,365)
                                                                             -----------------
Net gain (loss)                                                                      (145,345)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (108,255)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,090   $         22,516
Net realized gain (loss)                                          (55,980)           (71,933)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (89,365)           115,270
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (108,255)            65,853
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          504,919          1,119,471
Cost of units redeemed                                         (1,664,483)        (2,602,434)
Account charges                                                    (1,735)            (1,731)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,161,299)        (1,484,694)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,269,554)        (1,418,841)
Net assets, beginning                                           3,589,271          5,008,112
                                                         -----------------  -----------------
Net assets, ending                                       $      2,319,717   $      3,589,271
                                                         =================  =================

Units sold                                                        378,664            878,058
Units redeemed                                                 (1,239,137)        (1,972,190)
                                                         -----------------  -----------------
Net increase (decrease)                                          (860,473)        (1,094,132)
Units outstanding, beginning                                    2,624,270          3,718,402
                                                         -----------------  -----------------
Units outstanding, ending                                       1,763,797          2,624,270
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     47,953,064
Cost of units redeemed/account charges                                           (47,161,807)
Net investment income (loss)                                                         916,025
Net realized gain (loss)                                                              83,943
Realized gain distributions                                                          677,896
Net change in unrealized appreciation (depreciation)                                (149,404)
                                                                            -----------------
Net assets                                                                  $      2,319,717
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31               1,664  $            2,184               1.25%               -3.9%
12/31/2017                     1.37               2,505               3,421               1.25%                1.6%
12/31/2016                     1.34               3,527               4,742               1.25%                3.1%
12/31/2015                     1.30               3,764               4,909               1.25%               -3.5%
12/31/2014                     1.35               5,057               6,837               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                 100  $              136               1.00%               -3.7%
12/31/2017                     1.41                 119                 168               1.00%                1.8%
12/31/2016                     1.39                 192                 266               1.00%                3.3%
12/31/2015                     1.34                 269                 362               1.00%               -3.3%
12/31/2014                     1.39                 230                 320               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.75%               -3.4%
12/31/2017                     1.46                   0                   0               0.75%                2.1%
12/31/2016                     1.43                   0                   0               0.75%                3.6%
12/31/2015                     1.38                   0                   0               0.75%               -3.0%
12/31/2014                     1.43                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.50%               -3.2%
12/31/2017                     1.51                   0                   0               0.50%                2.3%
12/31/2016                     1.48                   0                   0               0.50%                3.9%
12/31/2015                     1.42                   0                   0               0.50%               -2.8%
12/31/2014                     1.46                   0                   0               0.50%                1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.25%               -2.9%
12/31/2017                     1.56                   0                   0               0.25%                2.6%
12/31/2016                     1.53                   0                   0               0.25%                4.1%
12/31/2015                     1.47                   0                   0               0.25%               -2.6%
12/31/2014                     1.50                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.00%               -2.7%
12/31/2017                     1.62                   0                   0               0.00%                2.8%
12/31/2016                     1.57                   0                   0               0.00%                4.4%
12/31/2015                     1.51                 416                 627               0.00%               -2.3%
12/31/2014                     1.54                 451                 697               0.00%                2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.6%
    2016        1.6%
    2015        0.6%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      8,396,520  $     8,388,841          592,556
                                                       ===============  ===============
Receivables: investments sold                   1,127
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      8,397,647
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,397,647       1,919,127  $          4.38
Band 100                                         --              --             4.55
Band 75                                          --              --             4.72
Band 50                                          --              --             4.91
Band 25                                          --              --             5.10
Band 0                                           --              --             5.29
                                    ---------------  --------------
 Total                              $     8,397,647       1,919,127
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (141,380)
                                                                            ----------------
Net investment income (loss)                                                       (141,380)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            606,286
Realized gain distributions                                                          68,269
Net change in unrealized appreciation (depreciation)                               (878,214)
                                                                            ----------------
Net gain (loss)                                                                    (203,659)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (345,039)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (141,380)  $       (159,158)
Net realized gain (loss)                                          606,286            170,863
Realized gain distributions                                        68,269          1,553,694
Net change in unrealized appreciation (depreciation)             (878,214)           786,101
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (345,039)         2,351,500
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,040,285          1,198,293
Cost of units redeemed                                         (5,166,073)        (2,762,988)
Account charges                                                    (4,973)            (5,321)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,130,761)        (1,570,016)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,475,800)           781,484
Net assets, beginning                                          12,873,447         12,091,963
                                                         -----------------  -----------------
Net assets, ending                                       $      8,397,647   $     12,873,447
                                                         =================  =================

Units sold                                                        214,469            322,066
Units redeemed                                                 (1,049,602)          (679,610)
                                                         -----------------  -----------------
Net increase (decrease)                                          (835,133)          (357,544)
Units outstanding, beginning                                    2,754,260          3,111,804
                                                         -----------------  -----------------
Units outstanding, ending                                       1,919,127          2,754,260
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     69,323,633
Cost of units redeemed/account charges                                           (73,903,848)
Net investment income (loss)                                                      (2,274,646)
Net realized gain (loss)                                                           2,581,693
Realized gain distributions                                                       12,663,136
Net change in unrealized appreciation (depreciation)                                   7,679
                                                                            -----------------
Net assets                                                                  $      8,397,647
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.38               1,919  $            8,398               1.25%               -6.4%
12/31/2017                     4.67               2,754              12,873               1.25%               20.3%
12/31/2016                     3.89               3,112              12,092               1.25%                2.0%
12/31/2015                     3.81               3,957              15,083               1.25%                0.7%
12/31/2014                     3.79               4,201              15,908               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.55                   0  $                0               1.00%               -6.1%
12/31/2017                     4.84                   0                   0               1.00%               20.6%
12/31/2016                     4.02                   0                   0               1.00%                2.2%
12/31/2015                     3.93                   0                   0               1.00%                0.9%
12/31/2014                     3.89                   0                   0               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.72                   0  $                0               0.75%               -5.9%
12/31/2017                     5.02                   0                   0               0.75%               20.9%
12/31/2016                     4.15                   0                   0               0.75%                2.5%
12/31/2015                     4.05                   0                   0               0.75%                1.2%
12/31/2014                     4.01                   0                   0               0.75%                7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.91                   0  $                0               0.50%               -5.7%
12/31/2017                     5.20                   0                   0               0.50%               21.2%
12/31/2016                     4.29                   0                   0               0.50%                2.7%
12/31/2015                     4.18                   0                   0               0.50%                1.4%
12/31/2014                     4.12                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.10                   0  $                0               0.25%               -5.4%
12/31/2017                     5.39                   0                   0               0.25%               21.5%
12/31/2016                     4.44                   0                   0               0.25%                3.0%
12/31/2015                     4.31                   0                   0               0.25%                1.7%
12/31/2014                     4.24                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.29                   0  $                0               0.00%               -5.2%
12/31/2017                     5.59                   0                   0               0.00%               21.8%
12/31/2016                     4.59                   0                   0               0.00%                3.2%
12/31/2015                     4.44                   0                   0               0.00%                1.9%
12/31/2014                     4.36                   0                   0               0.00%                8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY INTERNATIONAL BOND INVESTOR CLASS - 025082108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           606  $           635               48
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           606
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           606             664  $         0.91
Band 100                                        --              --            0.94
Band 75                                         --              --            0.96
Band 50                                         --              --            0.98
Band 25                                         --              --            1.01
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $           606             664
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $              8
Mortality & expense charges                                                               (7)
                                                                            -----------------
Net investment income (loss)                                                               1
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (32)
                                                                            -----------------
Net gain (loss)                                                                          (32)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (31)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $             (6)
Net realized gain (loss)                                               --                 (1)
Realized gain distributions                                            --                  1
Net change in unrealized appreciation (depreciation)                  (32)                44
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     (31)                38
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               97                 98
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                    97                 98
                                                         -----------------  -----------------
Net increase (decrease)                                                66                136
Net assets, beginning                                                 540                404
                                                         -----------------  -----------------
Net assets, ending                                       $            606   $            540
                                                         =================  =================

Units sold                                                            103                103
Units redeemed                                                         --                 --
                                                         -----------------  -----------------
Net increase (decrease)                                               103                103
Units outstanding, beginning                                          561                458
                                                         -----------------  -----------------
Units outstanding, ending                                             664                561
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        160,052
Cost of units redeemed/account charges                                                (155,654)
Net investment income (loss)                                                            (1,849)
Net realized gain (loss)                                                                (1,922)
Realized gain distributions                                                                  8
Net change in unrealized appreciation (depreciation)                                       (29)
                                                                              -----------------
Net assets                                                                    $            606
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   1  $                1               1.25%               -5.2%
12/31/2017                     0.96                   1                   1               1.25%                9.0%
12/31/2016                     0.88                   0                   0               1.25%               -1.0%
12/31/2015                     0.89                   0                   0               1.25%               -8.1%
12/31/2014                     0.97                   0                   0               1.25%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%               -4.9%
12/31/2017                     0.98                   0                   0               1.00%                9.3%
12/31/2016                     0.90                   0                   0               1.00%               -0.7%
12/31/2015                     0.91                   0                   0               1.00%               -7.8%
12/31/2014                     0.98                   0                   0               1.00%               -3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -4.7%
12/31/2017                     1.01                   0                   0               0.75%                9.6%
12/31/2016                     0.92                   0                   0               0.75%               -0.5%
12/31/2015                     0.92                   0                   0               0.75%               -7.6%
12/31/2014                     1.00                   0                   0               0.75%               -3.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -4.5%
12/31/2017                     1.03                   0                   0               0.50%                9.9%
12/31/2016                     0.94                   0                   0               0.50%               -0.2%
12/31/2015                     0.94                   0                   0               0.50%               -7.4%
12/31/2014                     1.01                   0                   0               0.50%               -3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -4.2%
12/31/2017                     1.05                   0                   0               0.25%               10.1%
12/31/2016                     0.96                   0                   0               0.25%                0.0%
12/31/2015                     0.96                   0                   0               0.25%               -7.2%
12/31/2014                     1.03                   0                   0               0.25%               -3.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -4.0%
12/31/2017                     1.08                   0                   0               0.00%               10.4%
12/31/2016                     0.98                   0                   0               0.00%                0.3%
12/31/2015                     0.97                   0                   0               0.00%               -6.9%
12/31/2014                     1.05                   0                   0               0.00%               -2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY INTERNATIONAL BOND A CLASS - 025082207

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,271  $         1,365              103
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,271
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,271            1,428  $         0.89
Band 100                                         --               --            0.91
Band 75                                          --               --            0.94
Band 50                                          --               --            0.96
Band 25                                          --               --            0.98
Band 0                                           --               --            1.01
                                    ---------------  ---------------
 Total                              $         1,271            1,428
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             14
Mortality & expense charges                                                              (14)
                                                                            -----------------
Net investment income (loss)                                                              --
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (64)
                                                                            -----------------
Net gain (loss)                                                                          (64)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (64)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $            (10)
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                  3
Net change in unrealized appreciation (depreciation)                  (64)                80
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     (64)                73
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              313                222
Cost of units redeemed                                                 --                 --
Account charges                                                        (3)                (3)
                                                         -----------------  -----------------
Increase (decrease)                                                   310                219
                                                         -----------------  -----------------
Net increase (decrease)                                               246                292
Net assets, beginning                                               1,025                733
                                                         -----------------  -----------------
Net assets, ending                                       $          1,271   $          1,025
                                                         =================  =================

Units sold                                                            343                246
Units redeemed                                                         (4)                (4)
                                                         -----------------  -----------------
Net increase (decrease)                                               339                242
Units outstanding, beginning                                        1,089                847
                                                         -----------------  -----------------
Units outstanding, ending                                           1,428              1,089
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $           2,405
Cost of units redeemed/account charges                                                   (1,023)
Net investment income (loss)                                                                 (6)
Net realized gain (loss)                                                                    (37)
Realized gain distributions                                                                  26
Net change in unrealized appreciation (depreciation)                                        (94)
                                                                              ------------------
Net assets                                                                    $           1,271
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   1  $                1               1.25%               -5.4%
12/31/2017                     0.94                   1                   1               1.25%                8.8%
12/31/2016                     0.87                   1                   1               1.25%               -1.2%
12/31/2015                     0.88                   1                   1               1.25%               -8.4%
12/31/2014                     0.96                   1                   1               1.25%               -4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%               -5.2%
12/31/2017                     0.96                   0                   0               1.00%                9.1%
12/31/2016                     0.88                   0                   0               1.00%               -1.0%
12/31/2015                     0.89                   0                   0               1.00%               -8.1%
12/31/2014                     0.97                   0                   0               1.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -5.0%
12/31/2017                     0.98                   0                   0               0.75%                9.3%
12/31/2016                     0.90                   0                   0               0.75%               -0.7%
12/31/2015                     0.91                   0                   0               0.75%               -7.9%
12/31/2014                     0.99                   0                   0               0.75%               -3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -4.7%
12/31/2017                     1.01                   0                   0               0.50%                9.6%
12/31/2016                     0.92                   0                   0               0.50%               -0.5%
12/31/2015                     0.92                   0                   0               0.50%               -7.7%
12/31/2014                     1.00                   0                   0               0.50%               -3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -4.5%
12/31/2017                     1.03                   0                   0               0.25%                9.9%
12/31/2016                     0.94                   0                   0               0.25%               -0.2%
12/31/2015                     0.94                   0                   0               0.25%               -7.4%
12/31/2014                     1.02                   0                   0               0.25%               -3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -4.3%
12/31/2017                     1.05                   0                   0               0.00%               10.1%
12/31/2016                     0.96                   0                   0               0.00%                0.0%
12/31/2015                     0.96                   0                   0               0.00%               -7.2%
12/31/2014                     1.03                   0                   0               0.00%               -3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY INTERNATIONAL DISCOVERY INVESTOR CLASS - 025086505
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.79
Band 100                                        --              --            0.81
Band 75                                         --              --            0.83
Band 50                                         --              --            0.86
Band 25                                         --              --            0.88
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          3,496
Cost of units redeemed/account charges                                                  (3,478)
Net investment income (loss)                                                               (52)
Net realized gain (loss)                                                                    34
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               1.25%              -27.0%
12/31/2017                     1.08                   0                   0               1.25%               38.8%
12/31/2016                     0.78                   0                   0               1.25%               -6.6%
12/31/2015                     0.83                   0                   0               1.25%                5.3%
12/31/2014                     0.79                   0                   0               1.25%               -7.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               1.00%              -26.8%
12/31/2017                     1.11                   0                   0               1.00%               39.1%
12/31/2016                     0.80                   0                   0               1.00%               -6.4%
12/31/2015                     0.85                   0                   0               1.00%                5.5%
12/31/2014                     0.81                   0                   0               1.00%               -7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.75%              -26.7%
12/31/2017                     1.14                   0                   0               0.75%               39.5%
12/31/2016                     0.82                   0                   0               0.75%               -6.1%
12/31/2015                     0.87                   0                   0               0.75%                5.8%
12/31/2014                     0.82                   0                   0               0.75%               -6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.50%              -26.5%
12/31/2017                     1.17                   0                   0               0.50%               39.8%
12/31/2016                     0.84                   0                   0               0.50%               -5.9%
12/31/2015                     0.89                   0                   0               0.50%                6.1%
12/31/2014                     0.84                   0                   0               0.50%               -6.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.25%              -26.3%
12/31/2017                     1.20                   0                   0               0.25%               40.2%
12/31/2016                     0.85                   0                   0               0.25%               -5.7%
12/31/2015                     0.91                   0                   0               0.25%                6.3%
12/31/2014                     0.85                   0                   0               0.25%               -6.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%              -26.1%
12/31/2017                     1.23                   0                   0               0.00%               40.5%
12/31/2016                     0.87                   0                   0               0.00%               -5.4%
12/31/2015                     0.92                   0                   0               0.00%                6.6%
12/31/2014                     0.87                   0                   0               0.00%               -6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INTERNATIONAL DISCOVERY A CLASS - 025086802

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         24,449  $        26,063            2,129
                                                       ===============  ===============
Receivables: investments sold                   3,196
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         27,645
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,645          35,960  $          0.77
Band 100                                        --              --             0.79
Band 75                                         --              --             0.81
Band 50                                         --              --             0.84
Band 25                                         --              --             0.86
Band 0                                          --              --             0.88
                                    --------------  --------------
 Total                              $       27,645          35,960
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             32
Mortality & expense charges                                                              (361)
                                                                             -----------------
Net investment income (loss)                                                             (329)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  695
Realized gain distributions                                                             1,438
Net change in unrealized appreciation (depreciation)                                  (10,794)
                                                                             -----------------
Net gain (loss)                                                                        (8,661)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (8,990)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (329)  $           (305)
Net realized gain (loss)                                              695                448
Realized gain distributions                                         1,438                 --
Net change in unrealized appreciation (depreciation)              (10,794)             7,646
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (8,990)             7,789
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           10,096              2,046
Cost of units redeemed                                                 --             (3,604)
Account charges                                                        (2)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                10,094             (1,560)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,104              6,229
Net assets, beginning                                              26,541             20,312
                                                         -----------------  -----------------
Net assets, ending                                       $         27,645   $         26,541
                                                         =================  =================

Units sold                                                         10,819              2,249
Units redeemed                                                         (2)            (3,731)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,817             (1,482)
Units outstanding, beginning                                       25,143             26,625
                                                         -----------------  -----------------
Units outstanding, ending                                          35,960             25,143
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        278,564
Cost of units redeemed/account charges                                              (277,154)
Net investment income (loss)                                                          (6,953)
Net realized gain (loss)                                                              33,364
Realized gain distributions                                                            1,438
Net change in unrealized appreciation (depreciation)                                  (1,614)
                                                                            -----------------
Net assets                                                                  $         27,645
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.77                  36  $               28               1.25%              -27.2%
12/31/2017                     1.06                  25                  27               1.25%               38.4%
12/31/2016                     0.76                  27                  20               1.25%               -6.8%
12/31/2015                     0.82                  27                  22               1.25%                5.0%
12/31/2014                     0.78                  26                  20               1.25%               -7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               1.00%              -27.0%
12/31/2017                     1.08                   0                   0               1.00%               38.7%
12/31/2016                     0.78                   0                   0               1.00%               -6.6%
12/31/2015                     0.84                   0                   0               1.00%                5.3%
12/31/2014                     0.79                   0                   0               1.00%               -7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.75%              -26.8%
12/31/2017                     1.11                   0                   0               0.75%               39.1%
12/31/2016                     0.80                   0                   0               0.75%               -6.4%
12/31/2015                     0.85                   0                   0               0.75%                5.6%
12/31/2014                     0.81                   0                   0               0.75%               -7.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.50%              -26.6%
12/31/2017                     1.14                   0                   0               0.50%               39.4%
12/31/2016                     0.82                   0                   0               0.50%               -6.1%
12/31/2015                     0.87                   0                   0               0.50%                5.8%
12/31/2014                     0.82                   0                   0               0.50%               -6.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.25%              -26.4%
12/31/2017                     1.17                   0                   0               0.25%               39.8%
12/31/2016                     0.84                   0                   0               0.25%               -5.9%
12/31/2015                     0.89                   0                   0               0.25%                6.1%
12/31/2014                     0.84                   0                   0               0.25%               -6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -26.2%
12/31/2017                     1.20                   0                   0               0.00%               40.1%
12/31/2016                     0.86                   0                   0               0.00%               -5.7%
12/31/2015                     0.91                   0                   0               0.00%                6.3%
12/31/2014                     0.85                   0                   0               0.00%               -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.3%
    2015        0.0%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY INTERNATIONAL GROWTH INVESTOR CLASS - 025086109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     2,126,810  $     2,535,621          213,321
                                                      ===============  ===============
Receivables: investments sold                127,825
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,254,635
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,254,635         783,811  $          2.88
Band 100                                        --              --             2.99
Band 75                                         --              --             3.10
Band 50                                         --              --             3.23
Band 25                                         --              --             3.35
Band 0                                          --              --             3.92
                                    --------------  --------------
 Total                              $    2,254,635         783,811
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        24,644
Mortality & expense charges                                                         (32,312)
                                                                            ----------------
Net investment income (loss)                                                         (7,668)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            144,156
Realized gain distributions                                                         215,933
Net change in unrealized appreciation (depreciation)                               (743,916)
                                                                            ----------------
Net gain (loss)                                                                    (383,827)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (391,495)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,668)  $        (14,224)
Net realized gain (loss)                                          144,156            250,052
Realized gain distributions                                       215,933            169,660
Net change in unrealized appreciation (depreciation)             (743,916)           632,836
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (391,495)         1,038,324
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          450,690            855,160
Cost of units redeemed                                           (983,267)        (2,448,785)
Account charges                                                    (5,024)            (4,745)
                                                         -----------------  -----------------
Increase (decrease)                                              (537,601)        (1,598,370)
                                                         -----------------  -----------------
Net increase (decrease)                                          (929,096)          (560,046)
Net assets, beginning                                           3,183,731          3,743,777
                                                         -----------------  -----------------
Net assets, ending                                       $      2,254,635   $      3,183,731
                                                         =================  =================

Units sold                                                        153,249            279,991
Units redeemed                                                   (292,926)          (761,822)
                                                         -----------------  -----------------
Net increase (decrease)                                          (139,677)          (481,831)
Units outstanding, beginning                                      923,488          1,405,319
                                                         -----------------  -----------------
Units outstanding, ending                                         783,811            923,488
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    11,514,262
Cost of units redeemed/account charges                                          (10,555,769)
Net investment income (loss)                                                        (76,301)
Net realized gain (loss)                                                            887,846
Realized gain distributions                                                         893,408
Net change in unrealized appreciation (depreciation)                               (408,811)
                                                                            ----------------
Net assets                                                                  $     2,254,635
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.88                 784  $            2,255               1.25%              -16.6%
12/31/2017                     3.45                 923               3,184               1.25%               29.4%
12/31/2016                     2.66               1,405               3,744               1.25%               -6.9%
12/31/2015                     2.86               1,070               3,063               1.25%               -0.7%
12/31/2014                     2.88               1,160               3,343               1.25%               -6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.99                   0  $                0               1.00%              -16.4%
12/31/2017                     3.57                   0                   0               1.00%               29.7%
12/31/2016                     2.75                   0                   0               1.00%               -6.7%
12/31/2015                     2.95                   0                   0               1.00%               -0.4%
12/31/2014                     2.96                   0                   0               1.00%               -6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.10                   0  $                0               0.75%              -16.1%
12/31/2017                     3.70                   0                   0               0.75%               30.1%
12/31/2016                     2.85                   0                   0               0.75%               -6.5%
12/31/2015                     3.04                   0                   0               0.75%               -0.2%
12/31/2014                     3.05                   0                   0               0.75%               -6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.23                   0  $                0               0.50%              -15.9%
12/31/2017                     3.84                   0                   0               0.50%               30.4%
12/31/2016                     2.94                   0                   0               0.50%               -6.2%
12/31/2015                     3.14                   0                   0               0.50%                0.1%
12/31/2014                     3.14                   0                   0               0.50%               -5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.35                   0  $                0               0.25%              -15.7%
12/31/2017                     3.98                   0                   0               0.25%               30.7%
12/31/2016                     3.04                   0                   0               0.25%               -6.0%
12/31/2015                     3.24                   0                   0               0.25%                0.3%
12/31/2014                     3.23                   0                   0               0.25%               -5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.92                   0  $                0               0.00%              -15.5%
12/31/2017                     4.64                   0                   0               0.00%               31.0%
12/31/2016                     3.54                   0                   0               0.00%               -5.8%
12/31/2015                     3.76                   0                   0               0.00%                0.6%
12/31/2014                     3.74                   0                   0               0.00%               -5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.1%
    2016        0.5%
    2015        0.5%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INTERNATIONAL GROWTH A CLASS - 025086406

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      289,506   $       351,753           28,749
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (125)
                                     ---------------
Net assets                           $      289,381
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       186,572          84,470  $         2.21
Band 100                                   102,809          44,805            2.29
Band 75                                         --              --            2.38
Band 50                                         --              --            2.48
Band 25                                         --              --            2.57
Band 0                                          --              --            2.69
                                   ---------------  --------------
 Total                             $       289,381         129,275
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,449
Mortality & expense charges                                                           (8,040)
                                                                            -----------------
Net investment income (loss)                                                          (5,591)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              78,306
Realized gain distributions                                                           32,170
Net change in unrealized appreciation (depreciation)                                (152,633)
                                                                            -----------------
Net gain (loss)                                                                      (42,157)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (47,748)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,591)  $         (4,347)
Net realized gain (loss)                                           78,306             (2,802)
Realized gain distributions                                        32,170             42,517
Net change in unrealized appreciation (depreciation)             (152,633)           193,880
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (47,748)           229,248
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           37,148            100,624
Cost of units redeemed                                           (733,395)          (109,831)
Account charges                                                      (153)              (226)
                                                         -----------------  -----------------
Increase (decrease)                                              (696,400)            (9,433)
                                                         -----------------  -----------------
Net increase (decrease)                                          (744,148)           219,815
Net assets, beginning                                           1,033,529            813,714
                                                         -----------------  -----------------
Net assets, ending                                       $        289,381   $      1,033,529
                                                         =================  =================

Units sold                                                         13,857             41,565
Units redeemed                                                   (271,270)           (48,070)
                                                         -----------------  -----------------
Net increase (decrease)                                          (257,413)            (6,505)
Units outstanding, beginning                                      386,688            393,193
                                                         -----------------  -----------------
Units outstanding, ending                                         129,275            386,688
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,368,172
Cost of units redeemed/account charges                                           (2,319,592)
Net investment income (loss)                                                        (31,693)
Net realized gain (loss)                                                            158,823
Realized gain distributions                                                         175,918
Net change in unrealized appreciation (depreciation)                                (62,247)
                                                                            ----------------
Net assets                                                                  $       289,381
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                  84  $              187               1.25%              -16.8%
12/31/2017                     2.66                 316                 840               1.25%               29.1%
12/31/2016                     2.06                 320                 658               1.25%               -7.2%
12/31/2015                     2.22                 254                 564               1.25%               -0.9%
12/31/2014                     2.24                 161                 360               1.25%               -6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                  45  $              103               1.00%              -16.6%
12/31/2017                     2.75                  70                 194               1.00%               29.4%
12/31/2016                     2.13                  73                 156               1.00%               -7.0%
12/31/2015                     2.29                  69                 158               1.00%               -0.6%
12/31/2014                     2.30                  84                 194               1.00%               -6.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.75%              -16.4%
12/31/2017                     2.85                   0                   0               0.75%               29.8%
12/31/2016                     2.20                   0                   0               0.75%               -6.7%
12/31/2015                     2.36                   0                   0               0.75%               -0.4%
12/31/2014                     2.37                   0                   0               0.75%               -6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.48                   0  $                0               0.50%              -16.2%
12/31/2017                     2.95                   0                   0               0.50%               30.1%
12/31/2016                     2.27                   0                   0               0.50%               -6.5%
12/31/2015                     2.43                   0                   0               0.50%               -0.1%
12/31/2014                     2.43                   0                   0               0.50%               -6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               0.25%              -16.0%
12/31/2017                     3.06                   0                   0               0.25%               30.4%
12/31/2016                     2.35                   0                   0               0.25%               -6.3%
12/31/2015                     2.51                   0                   0               0.25%                0.1%
12/31/2014                     2.50                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                   0  $                0               0.00%              -15.8%
12/31/2017                     3.19                   0                   0               0.00%               30.7%
12/31/2016                     2.44                   0                   0               0.00%               -6.0%
12/31/2015                     2.60                   0                   0               0.00%                0.4%
12/31/2014                     2.59                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.7%
    2016        0.2%
    2015        0.4%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY LARGE COMPANY VALUE A CLASS - 025076787

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      810,649   $       726,555           91,702
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (724)
                                     ---------------
Net assets                           $      809,925
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       759,566         314,657  $         2.41
Band 100                                    50,359          20,081            2.51
Band 75                                         --              --            2.61
Band 50                                         --              --            2.71
Band 25                                         --              --            2.81
Band 0                                          --              --            2.96
                                   ---------------  --------------
 Total                             $       809,925         334,738
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        22,885
Mortality & expense charges                                                         (14,035)
                                                                            ----------------
Net investment income (loss)                                                          8,850
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            257,609
Realized gain distributions                                                          35,064
Net change in unrealized appreciation (depreciation)                               (374,543)
                                                                            ----------------
Net gain (loss)                                                                     (81,870)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (73,020)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,850   $         11,489
Net realized gain (loss)                                          257,609             88,872
Realized gain distributions                                        35,064             62,489
Net change in unrealized appreciation (depreciation)             (374,543)            (1,986)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (73,020)           160,864
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,573            122,044
Cost of units redeemed                                           (923,439)          (314,334)
Account charges                                                      (376)              (219)
                                                         -----------------  -----------------
Increase (decrease)                                              (861,242)          (192,509)
                                                         -----------------  -----------------
Net increase (decrease)                                          (934,262)           (31,645)
Net assets, beginning                                           1,744,187          1,775,832
                                                         -----------------  -----------------
Net assets, ending                                       $        809,925   $      1,744,187
                                                         =================  =================

Units sold                                                         22,742             49,895
Units redeemed                                                   (304,900)          (127,291)
                                                         -----------------  -----------------
Net increase (decrease)                                          (282,158)           (77,396)
Units outstanding, beginning                                      616,896            694,292
                                                         -----------------  -----------------
Units outstanding, ending                                         334,738            616,896
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,672,912
Cost of units redeemed/account charges                                           (7,448,751)
Net investment income (loss)                                                        149,544
Net realized gain (loss)                                                            114,197
Realized gain distributions                                                         237,929
Net change in unrealized appreciation (depreciation)                                 84,094
                                                                            ----------------
Net assets                                                                  $       809,925
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.41                 315  $              760               1.25%               -9.3%
12/31/2017                     2.66                 418               1,114               1.25%                9.4%
12/31/2016                     2.43                 479               1,166               1.25%               13.7%
12/31/2015                     2.14                 534               1,143               1.25%               -5.3%
12/31/2014                     2.26                 451               1,019               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                  20  $               50               1.00%               -9.1%
12/31/2017                     2.76                  22                  61               1.00%                9.6%
12/31/2016                     2.52                  44                 110               1.00%               14.0%
12/31/2015                     2.21                  74                 163               1.00%               -5.1%
12/31/2014                     2.32                  69                 159               1.00%               11.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.75%               -8.9%
12/31/2017                     2.86                   0                   0               0.75%                9.9%
12/31/2016                     2.60                   0                   0               0.75%               14.3%
12/31/2015                     2.28                   0                   0               0.75%               -4.8%
12/31/2014                     2.39                   0                   0               0.75%               11.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                   0  $                0               0.50%               -8.6%
12/31/2017                     2.96                   0                   0               0.50%               10.2%
12/31/2016                     2.69                   0                   0               0.50%               14.6%
12/31/2015                     2.35                   0                   0               0.50%               -4.6%
12/31/2014                     2.46                   0                   0               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                   0  $                0               0.25%               -8.4%
12/31/2017                     3.07                   0                   0               0.25%               10.5%
12/31/2016                     2.78                   0                   0               0.25%               14.9%
12/31/2015                     2.42                   0                   0               0.25%               -4.3%
12/31/2014                     2.53                   0                   0               0.25%               12.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.96                   0  $                0               0.00%               -8.2%
12/31/2017                     3.23                 177                 570               0.00%               10.7%
12/31/2016                     2.91                 171                 499               0.00%               15.2%
12/31/2015                     2.53                 167                 423               0.00%               -4.1%
12/31/2014                     2.64                 162                 427               0.00%               12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.5%
    2016        1.6%
    2015        1.1%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY MID CAP VALUE FUND A CLASS - 025076639

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,738,983  $      5,808,131          352,865
                                                      ================  ===============
Receivables: investments sold                 27,086
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,766,069
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,613,243       1,633,026  $          2.82
Band 100                                         --              --             2.90
Band 75                                          --              --             2.97
Band 50                                          --              --             3.05
Band 25                                          --              --             3.12
Band 0                                      152,826          47,720             3.20
                                    ---------------  --------------
 Total                              $     4,766,069       1,680,746
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        54,011
Mortality & expense charges                                                         (83,090)
                                                                            ----------------
Net investment income (loss)                                                        (29,079)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            177,870
Realized gain distributions                                                         554,339
Net change in unrealized appreciation (depreciation)                             (1,481,237)
                                                                            ----------------
Net gain (loss)                                                                    (749,028)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (778,107)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (29,079)  $          2,670
Net realized gain (loss)                                          177,870            376,327
Realized gain distributions                                       554,339            576,671
Net change in unrealized appreciation (depreciation)           (1,481,237)          (220,178)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (778,107)           735,490
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,298,454          3,065,770
Cost of units redeemed                                         (3,670,137)        (4,237,246)
Account charges                                                    (4,348)            (5,831)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,376,031)        (1,177,307)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,154,138)          (441,817)
Net assets, beginning                                           7,920,207          8,362,024
                                                         -----------------  -----------------
Net assets, ending                                       $      4,766,069   $      7,920,207
                                                         =================  =================

Units sold                                                        396,637            990,253
Units redeemed                                                 (1,114,386)        (1,354,044)
                                                         -----------------  -----------------
Net increase (decrease)                                          (717,749)          (363,791)
Units outstanding, beginning                                    2,398,495          2,762,286
                                                         -----------------  -----------------
Units outstanding, ending                                       1,680,746          2,398,495
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,316,414
Cost of units redeemed/account charges                                           (18,561,849)
Net investment income (loss)                                                         (45,746)
Net realized gain (loss)                                                           1,171,634
Realized gain distributions                                                        2,954,764
Net change in unrealized appreciation (depreciation)                              (1,069,148)
                                                                            -----------------
Net assets                                                                  $      4,766,069
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.82               1,633  $            4,613               1.25%              -14.3%
12/31/2017                     3.30               2,371               7,817               1.25%                9.9%
12/31/2016                     3.00               2,519               7,554               1.25%               21.0%
12/31/2015                     2.48               2,285               5,664               1.25%               -3.0%
12/31/2014                     2.56               2,611               6,676               1.25%               14.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.90                   0  $                0               1.00%              -14.1%
12/31/2017                     3.37                   0                   0               1.00%               10.2%
12/31/2016                     3.06                   0                   0               1.00%               21.3%
12/31/2015                     2.52                   0                   0               1.00%               -2.8%
12/31/2014                     2.60                   0                   0               1.00%               14.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.97                   0  $                0               0.75%              -13.9%
12/31/2017                     3.45                   0                   0               0.75%               10.5%
12/31/2016                     3.12                   0                   0               0.75%               21.6%
12/31/2015                     2.57                   0                   0               0.75%               -2.5%
12/31/2014                     2.64                   0                   0               0.75%               15.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.05                   0  $                0               0.50%              -13.7%
12/31/2017                     3.53                   0                   0               0.50%               10.8%
12/31/2016                     3.19                   0                   0               0.50%               21.9%
12/31/2015                     2.61                   0                   0               0.50%               -2.3%
12/31/2014                     2.68                   0                   0               0.50%               15.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.12                   0  $                0               0.25%              -13.5%
12/31/2017                     3.61                   0                   0               0.25%               11.0%
12/31/2016                     3.25                   0                   0               0.25%               22.2%
12/31/2015                     2.66                   0                   0               0.25%               -2.1%
12/31/2014                     2.72                   0                   0               0.25%               15.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.20                  48  $              153               0.00%              -13.2%
12/31/2017                     3.69                  28                 103               0.00%               11.3%
12/31/2016                     3.32                 244                 808               0.00%               22.5%
12/31/2015                     2.71                 208                 562               0.00%               -1.8%
12/31/2014                     2.76                  92                 255               0.00%               16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.3%
    2016        1.1%
    2015        0.9%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY MID CAP VALUE FUND INVESTOR CLASS - 025076654

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    35,555,718  $    42,437,252        2,641,583
                                                      ===============  ===============
Receivables: investments sold                217,560
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    35,773,278
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   33,634,114      11,604,697  $          2.90
Band 100                                        --              --             2.97
Band 75                                         --              --             3.05
Band 50                                         --              --             3.12
Band 25                                         --              --             3.20
Band 0                                   2,139,164         651,040             3.29
                                    --------------  --------------
 Total                              $   35,773,278      12,255,737
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        483,812
Mortality & expense charges                                                         (551,370)
                                                                            -----------------
Net investment income (loss)                                                         (67,558)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,005,623
Realized gain distributions                                                        4,022,548
Net change in unrealized appreciation (depreciation)                             (10,805,295)
                                                                            -----------------
Net gain (loss)                                                                   (5,777,124)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (5,844,682)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (67,558)  $        181,547
Net realized gain (loss)                                        1,005,623          1,488,623
Realized gain distributions                                     4,022,548          3,700,923
Net change in unrealized appreciation (depreciation)          (10,805,295)          (455,222)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (5,844,682)         4,915,871
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,538,807          9,795,956
Cost of units redeemed                                        (15,679,493)       (16,432,215)
Account charges                                                   (15,982)           (28,445)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,156,668)        (6,664,704)
                                                         -----------------  -----------------
Net increase (decrease)                                       (15,001,350)        (1,748,833)
Net assets, beginning                                          50,774,628         52,523,461
                                                         -----------------  -----------------
Net assets, ending                                       $     35,773,278   $     50,774,628
                                                         =================  =================

Units sold                                                      1,994,200          3,090,068
Units redeemed                                                 (4,705,594)        (5,110,166)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,711,394)        (2,020,098)
Units outstanding, beginning                                   14,967,131         16,987,229
                                                         -----------------  -----------------
Units outstanding, ending                                      12,255,737         14,967,131
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     78,949,339
Cost of units redeemed/account charges                                           (53,591,948)
Net investment income (loss)                                                         434,743
Net realized gain (loss)                                                           3,828,056
Realized gain distributions                                                       13,034,622
Net change in unrealized appreciation (depreciation)                              (6,881,534)
                                                                            -----------------
Net assets                                                                  $     35,773,278
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.90              11,605  $           33,634               1.25%              -14.1%
12/31/2017                     3.37              14,286              48,201               1.25%               10.2%
12/31/2016                     3.06              15,404              47,164               1.25%               21.3%
12/31/2015                     2.52              11,115              28,052               1.25%               -2.8%
12/31/2014                     2.60               4,488              11,651               1.25%               14.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.97                   0  $                0               1.00%              -13.9%
12/31/2017                     3.45                   0                   0               1.00%               10.5%
12/31/2016                     3.12                   0                   0               1.00%               21.6%
12/31/2015                     2.57                   0                   0               1.00%               -2.5%
12/31/2014                     2.64                   0                   0               1.00%               15.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.05                   0  $                0               0.75%              -13.7%
12/31/2017                     3.53                   0                   0               0.75%               10.7%
12/31/2016                     3.19                   0                   0               0.75%               21.9%
12/31/2015                     2.61                   0                   0               0.75%               -2.3%
12/31/2014                     2.68                   0                   0               0.75%               15.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.12                   0  $                0               0.50%              -13.4%
12/31/2017                     3.61                   0                   0               0.50%               11.0%
12/31/2016                     3.25                   0                   0               0.50%               22.2%
12/31/2015                     2.66                   0                   0               0.50%               -2.1%
12/31/2014                     2.72                   0                   0               0.50%               15.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.20                   0  $                0               0.25%              -13.2%
12/31/2017                     3.69                   0                   0               0.25%               11.3%
12/31/2016                     3.32                   0                   0               0.25%               22.5%
12/31/2015                     2.71                   0                   0               0.25%               -1.8%
12/31/2014                     2.76                   0                   0               0.25%               16.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.29                 651  $            2,139               0.00%              -13.0%
12/31/2017                     3.78                 681               2,574               0.00%               11.6%
12/31/2016                     3.39               1,583               5,360               0.00%               22.8%
12/31/2015                     2.76                 920               2,535               0.00%               -1.6%
12/31/2014                     2.80                 829               2,320               0.00%               16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.5%
    2016        1.5%
    2015        1.0%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO A CLASS - 02507F662

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    21,871,285   $   22,916,753        1,961,550
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (21,030)
                                     ----------------
Net assets                           $    21,850,255
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   18,051,569      10,294,417  $          1.75
Band 100                                 2,412,636       1,343,017             1.80
Band 75                                         --              --             1.84
Band 50                                         --              --             1.89
Band 25                                         --              --             1.93
Band 0                                   1,386,050         700,476             1.98
                                    --------------  --------------
 Total                              $   21,850,255      12,337,910
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        539,142
Mortality & expense charges                                                         (359,781)
                                                                            -----------------
Net investment income (loss)                                                         179,361
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,314,464
Realized gain distributions                                                          905,297
Net change in unrealized appreciation (depreciation)                              (3,697,190)
                                                                            -----------------
Net gain (loss)                                                                   (1,477,429)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,298,068)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        179,361   $        112,433
Net realized gain (loss)                                        1,314,464            601,315
Realized gain distributions                                       905,297            468,797
Net change in unrealized appreciation (depreciation)           (3,697,190)         2,318,380
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,298,068)         3,500,925
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,394,862          7,196,376
Cost of units redeemed                                        (18,859,405)       (11,221,244)
Account charges                                                   (18,514)           (28,924)
                                                         -----------------  -----------------
Increase (decrease)                                           (14,483,057)        (4,053,792)
                                                         -----------------  -----------------
Net increase (decrease)                                       (15,781,125)          (552,867)
Net assets, beginning                                          37,631,380         38,184,247
                                                         -----------------  -----------------
Net assets, ending                                       $     21,850,255   $     37,631,380
                                                         =================  =================

Units sold                                                      2,389,746          4,138,621
Units redeemed                                                (10,166,807)        (6,348,500)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,777,061)        (2,209,879)
Units outstanding, beginning                                   20,114,971         22,324,850
                                                         -----------------  -----------------
Units outstanding, ending                                      12,337,910         20,114,971
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     88,448,383
Cost of units redeemed/account charges                                           (75,697,099)
Net investment income (loss)                                                       1,215,776
Net realized gain (loss)                                                           4,537,660
Realized gain distributions                                                        4,391,003
Net change in unrealized appreciation (depreciation)                              (1,045,468)
                                                                            -----------------
Net assets                                                                  $     21,850,255
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75              10,294  $           18,052               1.25%               -5.7%
12/31/2017                     1.86              17,690              32,907               1.25%                9.3%
12/31/2016                     1.70              19,405              33,032               1.25%                4.4%
12/31/2015                     1.63              19,235              31,359               1.25%               -3.0%
12/31/2014                     1.68              19,135              32,160               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80               1,343  $            2,413               1.00%               -5.5%
12/31/2017                     1.90               1,761               3,348               1.00%                9.6%
12/31/2016                     1.74               2,291               3,976               1.00%                4.7%
12/31/2015                     1.66               2,301               3,815               1.00%               -2.8%
12/31/2014                     1.70               1,882               3,208               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.75%               -5.3%
12/31/2017                     1.94                   0                   0               0.75%                9.8%
12/31/2016                     1.77                   0                   0               0.75%                4.9%
12/31/2015                     1.69                   0                   0               0.75%               -2.5%
12/31/2014                     1.73                   0                   0               0.75%                5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.50%               -5.0%
12/31/2017                     1.99                   0                   0               0.50%               10.1%
12/31/2016                     1.80                   0                   0               0.50%                5.2%
12/31/2015                     1.71                   0                   0               0.50%               -2.3%
12/31/2014                     1.75                   0                   0               0.50%                5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.25%               -4.8%
12/31/2017                     2.03                   0                   0               0.25%               10.4%
12/31/2016                     1.84                   0                   0               0.25%                5.5%
12/31/2015                     1.74                   0                   0               0.25%               -2.0%
12/31/2014                     1.78                   0                   0               0.25%                6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                 700  $            1,386               0.00%               -4.5%
12/31/2017                     2.07                 664               1,377               0.00%               10.7%
12/31/2016                     1.87                 628               1,177               0.00%                5.7%
12/31/2015                     1.77                 598               1,059               0.00%               -1.8%
12/31/2014                     1.80               1,561               2,816               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.5%
    2016        1.1%
    2015        1.4%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO INVESTOR CLASS - 02507F696

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   37,865,115   $    40,340,095        3,392,931
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (564,532)
                                     ---------------
Net assets                           $   37,300,583
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   37,242,578      20,723,433  $          1.80
Band 100                                        --              --             1.84
Band 75                                         --              --             1.89
Band 50                                         --              --             1.93
Band 25                                         --              --             1.98
Band 0                                      58,005          28,603             2.03
                                    --------------  --------------
 Total                              $   37,300,583      20,752,036
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,022,919
Mortality & expense charges                                                         (644,968)
                                                                            -----------------
Net investment income (loss)                                                         377,951
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,997,659
Realized gain distributions                                                        1,559,983
Net change in unrealized appreciation (depreciation)                              (5,993,872)
                                                                            -----------------
Net gain (loss)                                                                   (2,436,230)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,058,279)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        377,951   $        336,794
Net realized gain (loss)                                        1,997,659            927,716
Realized gain distributions                                     1,559,983            782,855
Net change in unrealized appreciation (depreciation)           (5,993,872)         3,853,410
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,058,279)         5,900,775
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       10,193,712         16,517,780
Cost of units redeemed                                        (33,033,585)       (24,585,445)
Account charges                                                   (34,847)           (44,162)
                                                         -----------------  -----------------
Increase (decrease)                                           (22,874,720)        (8,111,827)
                                                         -----------------  -----------------
Net increase (decrease)                                       (24,932,999)        (2,211,052)
Net assets, beginning                                          62,233,582         64,444,634
                                                         -----------------  -----------------
Net assets, ending                                       $     37,300,583   $     62,233,582
                                                         =================  =================

Units sold                                                      5,422,855          9,156,198
Units redeemed                                                (17,397,283)       (13,238,126)
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,974,428)        (4,081,928)
Units outstanding, beginning                                   32,726,464         36,808,392
                                                         -----------------  -----------------
Units outstanding, ending                                      20,752,036         32,726,464
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    136,056,136
Cost of units redeemed/account charges                                          (110,654,602)
Net investment income (loss)                                                       2,686,947
Net realized gain (loss)                                                           4,993,248
Realized gain distributions                                                        6,693,834
Net change in unrealized appreciation (depreciation)                              (2,474,980)
                                                                            -----------------
Net assets                                                                  $     37,300,583
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80              20,723  $           37,243               1.25%               -5.5%
12/31/2017                     1.90              32,712              62,203               1.25%                9.6%
12/31/2016                     1.74              33,630              58,373               1.25%                4.8%
12/31/2015                     1.66              29,400              48,713               1.25%               -2.8%
12/31/2014                     1.71              21,710              37,020               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               1.00%               -5.3%
12/31/2017                     1.94                   0                   0               1.00%                9.8%
12/31/2016                     1.77                   0                   0               1.00%                5.0%
12/31/2015                     1.68                   0                   0               1.00%               -2.6%
12/31/2014                     1.73                   0                   0               1.00%                5.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.75%               -5.0%
12/31/2017                     1.99                   0                   0               0.75%               10.1%
12/31/2016                     1.80                   0                   0               0.75%                5.3%
12/31/2015                     1.71                   0                   0               0.75%               -2.3%
12/31/2014                     1.75                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.50%               -4.8%
12/31/2017                     2.03                   0                   0               0.50%               10.4%
12/31/2016                     1.84                   0                   0               0.50%                5.5%
12/31/2015                     1.74                   0                   0               0.50%               -2.1%
12/31/2014                     1.78                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.25%               -4.5%
12/31/2017                     2.07                   0                   0               0.25%               10.6%
12/31/2016                     1.87                   0                   0               0.25%                5.8%
12/31/2015                     1.77                   0                   0               0.25%               -1.9%
12/31/2014                     1.80                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                  29  $               58               0.00%               -4.3%
12/31/2017                     2.12                  14                  30               0.00%               10.9%
12/31/2016                     1.91               3,179               6,072               0.00%                6.1%
12/31/2015                     1.80               4,164               7,498               0.00%               -1.6%
12/31/2014                     1.83               4,445               8,136               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.8%
    2016        1.4%
    2015        1.9%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO INVESTOR CLASS - 02507F506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   33,556,857   $    35,831,932        2,546,043
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (216,902)
                                     ---------------
Net assets                           $   33,339,955
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   33,307,023      17,781,451  $          1.87
Band 100                                        --              --             1.92
Band 75                                         --              --             1.97
Band 50                                         --              --             2.01
Band 25                                         --              --             2.06
Band 0                                      32,932          15,580             2.11
                                    --------------  --------------
 Total                              $   33,339,955      17,797,031
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        885,291
Mortality & expense charges                                                         (512,381)
                                                                            -----------------
Net investment income (loss)                                                         372,910
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,485,978
Realized gain distributions                                                        1,322,110
Net change in unrealized appreciation (depreciation)                              (5,276,760)
                                                                            -----------------
Net gain (loss)                                                                   (2,468,672)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,095,762)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        372,910   $        284,767
Net realized gain (loss)                                        1,485,978            460,738
Realized gain distributions                                     1,322,110            689,418
Net change in unrealized appreciation (depreciation)           (5,276,760)         3,104,644
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,095,762)         4,539,567
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,697,894         15,396,306
Cost of units redeemed                                        (22,312,052)       (11,188,020)
Account charges                                                   (32,192)           (37,819)
                                                         -----------------  -----------------
Increase (decrease)                                           (12,646,350)         4,170,467
                                                         -----------------  -----------------
Net increase (decrease)                                       (14,742,112)         8,710,034
Net assets, beginning                                          48,082,067         39,372,033
                                                         -----------------  -----------------
Net assets, ending                                       $     33,339,955   $     48,082,067
                                                         =================  =================

Units sold                                                      4,940,299          8,139,967
Units redeemed                                                (11,234,492)        (5,840,436)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,294,193)         2,299,531
Units outstanding, beginning                                   24,091,224         21,791,693
                                                         -----------------  -----------------
Units outstanding, ending                                      17,797,031         24,091,224
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     93,618,754
Cost of units redeemed/account charges                                           (68,981,846)
Net investment income (loss)                                                       1,910,592
Net realized gain (loss)                                                           3,789,316
Realized gain distributions                                                        5,278,214
Net change in unrealized appreciation (depreciation)                              (2,275,075)
                                                                            -----------------
Net assets                                                                  $     33,339,955
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87              17,781  $           33,307               1.25%               -6.1%
12/31/2017                     2.00              24,083              48,064               1.25%               10.9%
12/31/2016                     1.80              20,970              37,745               1.25%                4.9%
12/31/2015                     1.72              18,044              30,964               1.25%               -2.7%
12/31/2014                     1.76              14,594              25,750               1.25%                5.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               1.00%               -5.9%
12/31/2017                     2.04                   0                   0               1.00%               11.2%
12/31/2016                     1.83                   0                   0               1.00%                5.2%
12/31/2015                     1.74                   0                   0               1.00%               -2.5%
12/31/2014                     1.79                   0                   0               1.00%                5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.75%               -5.7%
12/31/2017                     2.08                   0                   0               0.75%               11.4%
12/31/2016                     1.87                   0                   0               0.75%                5.4%
12/31/2015                     1.77                   0                   0               0.75%               -2.3%
12/31/2014                     1.82                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.50%               -5.4%
12/31/2017                     2.13                   0                   0               0.50%               11.7%
12/31/2016                     1.91                   0                   0               0.50%                5.7%
12/31/2015                     1.80                   0                   0               0.50%               -2.0%
12/31/2014                     1.84                   0                   0               0.50%                6.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.25%               -5.2%
12/31/2017                     2.18                   0                   0               0.25%               12.0%
12/31/2016                     1.94                   0                   0               0.25%                5.9%
12/31/2015                     1.83                   0                   0               0.25%               -1.8%
12/31/2014                     1.87                   0                   0               0.25%                6.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                  16  $               33               0.00%               -5.0%
12/31/2017                     2.22                   8                  18               0.00%               12.3%
12/31/2016                     1.98                 821               1,627               0.00%                6.2%
12/31/2015                     1.87               2,457               4,582               0.00%               -1.5%
12/31/2014                     1.89               1,918               3,632               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.9%
    2016        1.3%
    2015        1.9%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO A CLASS - 02507F605

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    23,871,298  $     24,760,759        1,809,802
                                                      ================  ===============
Receivables: investments sold                 10,251
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    23,881,549
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   19,149,723      10,463,638  $          1.83
Band 100                                 3,137,633       1,673,497             1.87
Band 75                                         --              --             1.92
Band 50                                         --              --             1.97
Band 25                                         --              --             2.02
Band 0                                   1,594,193         771,961             2.07
                                    --------------  --------------
 Total                              $   23,881,549      12,909,096
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        571,854
Mortality & expense charges                                                         (353,520)
                                                                            -----------------
Net investment income (loss)                                                         218,334
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,372,225
Realized gain distributions                                                          942,636
Net change in unrealized appreciation (depreciation)                              (4,102,509)
                                                                            -----------------
Net gain (loss)                                                                   (1,787,648)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,569,314)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        218,334   $         91,103
Net realized gain (loss)                                        1,372,225            875,589
Realized gain distributions                                       942,636            548,337
Net change in unrealized appreciation (depreciation)           (4,102,509)         2,490,175
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,569,314)         4,005,204
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,694,180          6,243,966
Cost of units redeemed                                        (16,139,778)       (13,213,326)
Account charges                                                   (22,945)           (31,677)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,468,543)        (7,001,037)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,037,857)        (2,995,833)
Net assets, beginning                                          36,919,406         39,915,239
                                                         -----------------  -----------------
Net assets, ending                                       $     23,881,549   $     36,919,406
                                                         =================  =================

Units sold                                                      2,444,545          3,407,180
Units redeemed                                                 (8,291,216)        (7,117,783)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,846,671)        (3,710,603)
Units outstanding, beginning                                   18,755,767         22,466,370
                                                         -----------------  -----------------
Units outstanding, ending                                      12,909,096         18,755,767
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     80,220,580
Cost of units redeemed/account charges                                           (66,101,013)
Net investment income (loss)                                                       1,269,379
Net realized gain (loss)                                                           4,191,848
Realized gain distributions                                                        5,190,216
Net change in unrealized appreciation (depreciation)                                (889,461)
                                                                            -----------------
Net assets                                                                  $     23,881,549
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83              10,464  $           19,150               1.25%               -6.4%
12/31/2017                     1.95              15,773              30,831               1.25%               10.6%
12/31/2016                     1.77              19,323              34,152               1.25%                4.7%
12/31/2015                     1.69              20,252              34,185               1.25%               -3.0%
12/31/2014                     1.74              19,473              33,885               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87               1,673  $            3,138               1.00%               -6.1%
12/31/2017                     2.00               2,257               4,509               1.00%               10.9%
12/31/2016                     1.80               2,436               4,389               1.00%                5.0%
12/31/2015                     1.72               2,179               3,740               1.00%               -2.7%
12/31/2014                     1.76               1,552               2,740               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               0.75%               -5.9%
12/31/2017                     2.04                   0                   0               0.75%               11.1%
12/31/2016                     1.84                   0                   0               0.75%                5.2%
12/31/2015                     1.75                   0                   0               0.75%               -2.5%
12/31/2014                     1.79                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.50%               -5.7%
12/31/2017                     2.09                   0                   0               0.50%               11.4%
12/31/2016                     1.87                   0                   0               0.50%                5.5%
12/31/2015                     1.77                   0                   0               0.50%               -2.3%
12/31/2014                     1.82                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.25%               -5.4%
12/31/2017                     2.13                   0                   0               0.25%               11.7%
12/31/2016                     1.91                   0                   0               0.25%                5.8%
12/31/2015                     1.80                   0                   0               0.25%               -2.0%
12/31/2014                     1.84                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                 772  $            1,594               0.00%               -5.2%
12/31/2017                     2.18                 725               1,580               0.00%               12.0%
12/31/2016                     1.95                 707               1,375               0.00%                6.0%
12/31/2015                     1.83                 663               1,216               0.00%               -1.8%
12/31/2014                     1.87                 913               1,705               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.4%
    2016        1.0%
    2015        1.4%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO A CLASS - 02507F621

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    20,434,028  $     21,502,133        1,792,458
                                                      ================  ===============
Receivables: investments sold                 45,138
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    20,479,166
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   17,649,540       9,225,570  $          1.91
Band 100                                 2,518,613       1,285,079             1.96
Band 75                                         --              --             2.01
Band 50                                         --              --             2.06
Band 25                                         --              --             2.11
Band 0                                     311,013         144,069             2.16
                                    --------------  --------------
 Total                              $   20,479,166      10,654,718
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        507,172
Mortality & expense charges                                                         (336,430)
                                                                            -----------------
Net investment income (loss)                                                         170,742
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,407,789
Realized gain distributions                                                          874,915
Net change in unrealized appreciation (depreciation)                              (3,940,057)
                                                                            -----------------
Net gain (loss)                                                                   (1,657,353)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,486,611)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        170,742   $         98,526
Net realized gain (loss)                                        1,407,789            625,033
Realized gain distributions                                       874,915            406,475
Net change in unrealized appreciation (depreciation)           (3,940,057)         2,709,651
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,486,611)         3,839,685
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,160,307          6,867,338
Cost of units redeemed                                        (16,427,075)       (10,821,699)
Account charges                                                   (22,244)           (34,802)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,289,012)        (3,989,163)
                                                         -----------------  -----------------
Net increase (decrease)                                       (12,775,623)          (149,478)
Net assets, beginning                                          33,254,789         33,404,267
                                                         -----------------  -----------------
Net assets, ending                                       $     20,479,166   $     33,254,789
                                                         =================  =================

Units sold                                                      2,562,086          3,558,622
Units redeemed                                                 (8,031,979)        (5,552,659)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,469,893)        (1,994,037)
Units outstanding, beginning                                   16,124,611         18,118,648
                                                         -----------------  -----------------
Units outstanding, ending                                      10,654,718         16,124,611
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     77,192,804
Cost of units redeemed/account charges                                           (65,836,114)
Net investment income (loss)                                                         987,522
Net realized gain (loss)                                                           4,811,134
Realized gain distributions                                                        4,391,925
Net change in unrealized appreciation (depreciation)                              (1,068,105)
                                                                            -----------------
Net assets                                                                  $     20,479,166
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91               9,226  $           17,650               1.25%               -7.0%
12/31/2017                     2.06              14,526              29,870               1.25%               11.8%
12/31/2016                     1.84              16,135              29,664               1.25%                4.7%
12/31/2015                     1.76              17,019              29,872               1.25%               -2.8%
12/31/2014                     1.81              17,418              31,465               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96               1,285  $            2,519               1.00%               -6.7%
12/31/2017                     2.10               1,458               3,064               1.00%               12.1%
12/31/2016                     1.87               1,836               3,440               1.00%                5.0%
12/31/2015                     1.78               1,629               2,908               1.00%               -2.6%
12/31/2014                     1.83               1,469               2,691               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.75%               -6.5%
12/31/2017                     2.15                   0                   0               0.75%               12.4%
12/31/2016                     1.91                   0                   0               0.75%                5.3%
12/31/2015                     1.81                   0                   0               0.75%               -2.4%
12/31/2014                     1.86                   0                   0               0.75%                6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.50%               -6.3%
12/31/2017                     2.19                   0                   0               0.50%               12.7%
12/31/2016                     1.95                   0                   0               0.50%                5.5%
12/31/2015                     1.85                   0                   0               0.50%               -2.1%
12/31/2014                     1.88                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.25%               -6.0%
12/31/2017                     2.24                   0                   0               0.25%               13.0%
12/31/2016                     1.98                   0                   0               0.25%                5.8%
12/31/2015                     1.88                   0                   0               0.25%               -1.9%
12/31/2014                     1.91                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                 144  $              311               0.00%               -5.8%
12/31/2017                     2.29                 140                 321               0.00%               13.2%
12/31/2016                     2.02                 148                 300               0.00%                6.1%
12/31/2015                     1.91                 158                 301               0.00%               -1.6%
12/31/2014                     1.94               1,038               2,013               0.00%                7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.5%
    2016        0.9%
    2015        1.4%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS - 02507F654

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   32,368,468   $    34,163,433        2,834,366
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (102,999)
                                     ---------------
Net assets                           $   32,265,469
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   32,008,512      16,316,314  $          1.96
Band 100                                        --              --             2.01
Band 75                                         --              --             2.06
Band 50                                         --              --             2.11
Band 25                                         --              --             2.16
Band 0                                     256,957         116,079             2.21
                                    --------------  --------------
 Total                              $   32,265,469      16,432,393
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        868,258
Mortality & expense charges                                                         (496,447)
                                                                            -----------------
Net investment income (loss)                                                         371,811
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,640,673
Realized gain distributions                                                        1,359,587
Net change in unrealized appreciation (depreciation)                              (5,574,946)
                                                                            -----------------
Net gain (loss)                                                                   (2,574,686)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,202,875)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        371,811   $        257,695
Net realized gain (loss)                                        1,640,673            968,537
Realized gain distributions                                     1,359,587            547,410
Net change in unrealized appreciation (depreciation)           (5,574,946)         3,607,882
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,202,875)         5,381,524
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,021,632         11,394,652
Cost of units redeemed                                        (19,461,267)       (18,671,153)
Account charges                                                   (32,655)           (34,669)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,472,290)        (7,311,170)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,675,165)        (1,929,646)
Net assets, beginning                                          45,940,634         47,870,280
                                                         -----------------  -----------------
Net assets, ending                                       $     32,265,469   $     45,940,634
                                                         =================  =================

Units sold                                                      3,832,853          5,836,211
Units redeemed                                                 (9,234,046)        (9,296,941)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,401,193)        (3,460,730)
Units outstanding, beginning                                   21,833,586         25,294,316
                                                         -----------------  -----------------
Units outstanding, ending                                      16,432,393         21,833,586
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     95,680,239
Cost of units redeemed/account charges                                           (73,306,474)
Net investment income (loss)                                                       2,031,793
Net realized gain (loss)                                                           4,153,100
Realized gain distributions                                                        5,501,776
Net change in unrealized appreciation (depreciation)                              (1,794,965)
                                                                            -----------------
Net assets                                                                  $     32,265,469
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96              16,316  $           32,009               1.25%               -6.7%
12/31/2017                     2.10              21,726              45,688               1.25%               12.1%
12/31/2016                     1.88              23,069              43,276               1.25%                5.1%
12/31/2015                     1.79              19,266              34,390               1.25%               -2.6%
12/31/2014                     1.83              13,458              24,664               1.25%                5.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               1.00%               -6.5%
12/31/2017                     2.15                   0                   0               1.00%               12.4%
12/31/2016                     1.91                   0                   0               1.00%                5.4%
12/31/2015                     1.81                   0                   0               1.00%               -2.4%
12/31/2014                     1.86                   0                   0               1.00%                6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.75%               -6.2%
12/31/2017                     2.20                   0                   0               0.75%               12.7%
12/31/2016                     1.95                   0                   0               0.75%                5.6%
12/31/2015                     1.85                   0                   0               0.75%               -2.1%
12/31/2014                     1.89                   0                   0               0.75%                6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.50%               -6.0%
12/31/2017                     2.24                   0                   0               0.50%               12.9%
12/31/2016                     1.99                   0                   0               0.50%                5.9%
12/31/2015                     1.88                   0                   0               0.50%               -1.9%
12/31/2014                     1.91                   0                   0               0.50%                6.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   0  $                0               0.25%               -5.8%
12/31/2017                     2.29                   0                   0               0.25%               13.2%
12/31/2016                     2.03                   0                   0               0.25%                6.1%
12/31/2015                     1.91                   0                   0               0.25%               -1.6%
12/31/2014                     1.94                   0                   0               0.25%                7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                 116  $              257               0.00%               -5.5%
12/31/2017                     2.34                 108                 253               0.00%               13.5%
12/31/2016                     2.06               2,226               4,595               0.00%                6.4%
12/31/2015                     1.94               3,464               6,721               0.00%               -1.4%
12/31/2014                     1.97               3,134               6,165               0.00%                7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.8%
    2016        1.3%
    2015        2.0%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO A CLASS - 02507F878

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    16,001,163  $     16,682,317        1,129,228
                                                      ================  ===============
Receivables: investments sold                 26,542
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    16,027,705
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   13,847,939        6,879,008  $         2.01
Band 100                                 1,788,954          867,469            2.06
Band 75                                         --               --            2.11
Band 50                                      5,612            2,593            2.16
Band 25                                         --               --            2.22
Band 0                                     385,200          169,573            2.27
                                    --------------  ---------------
 Total                              $   16,027,705        7,918,643
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        363,897
Mortality & expense charges                                                         (251,180)
                                                                            -----------------
Net investment income (loss)                                                         112,717
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,207,495
Realized gain distributions                                                          707,252
Net change in unrealized appreciation (depreciation)                              (3,245,248)
                                                                            -----------------
Net gain (loss)                                                                   (1,330,501)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,217,784)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        112,717   $         69,091
Net realized gain (loss)                                        1,207,495            677,830
Realized gain distributions                                       707,252            371,251
Net change in unrealized appreciation (depreciation)           (3,245,248)         2,105,067
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,217,784)         3,223,239
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,951,066          6,166,916
Cost of units redeemed                                        (12,220,745)        (9,398,391)
Account charges                                                   (22,168)           (35,001)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,291,847)        (3,266,476)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,509,631)           (43,237)
Net assets, beginning                                          25,537,336         25,580,573
                                                         -----------------  -----------------
Net assets, ending                                       $     16,027,705   $     25,537,336
                                                         =================  =================

Units sold                                                      1,826,792          3,059,745
Units redeemed                                                 (5,604,146)        (4,609,592)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,777,354)        (1,549,847)
Units outstanding, beginning                                   11,695,997         13,245,844
                                                         -----------------  -----------------
Units outstanding, ending                                       7,918,643         11,695,997
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     62,949,275
Cost of units redeemed/account charges                                           (55,437,725)
Net investment income (loss)                                                         778,490
Net realized gain (loss)                                                           4,299,610
Realized gain distributions                                                        4,119,209
Net change in unrealized appreciation (depreciation)                                (681,154)
                                                                            -----------------
Net assets                                                                  $     16,027,705
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01               6,879  $           13,848               1.25%               -7.5%
12/31/2017                     2.18              10,668              23,217               1.25%               13.0%
12/31/2016                     1.93              12,038              23,183               1.25%                5.0%
12/31/2015                     1.83              13,617              24,987               1.25%               -2.8%
12/31/2014                     1.89              14,514              27,390               1.25%                6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                 867  $            1,789               1.00%               -7.3%
12/31/2017                     2.22                 865               1,924               1.00%               13.3%
12/31/2016                     1.96               1,045               2,051               1.00%                5.2%
12/31/2015                     1.87               1,050               1,960               1.00%               -2.5%
12/31/2014                     1.91                 735               1,407               1.00%                6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.75%               -7.0%
12/31/2017                     2.27                   0                   0               0.75%               13.6%
12/31/2016                     2.00                   0                   0               0.75%                5.5%
12/31/2015                     1.90                   0                   0               0.75%               -2.3%
12/31/2014                     1.94                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   3  $                6               0.50%               -6.8%
12/31/2017                     2.32                   3                   6               0.50%               13.9%
12/31/2016                     2.04                   3                   5               0.50%                5.7%
12/31/2015                     1.93                   3                   5               0.50%               -2.0%
12/31/2014                     1.97                   3                   5               0.50%                6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.25%               -6.6%
12/31/2017                     2.37                   0                   0               0.25%               14.1%
12/31/2016                     2.08                   0                   0               0.25%                6.0%
12/31/2015                     1.96                   0                   0               0.25%               -1.8%
12/31/2014                     2.00                   0                   0               0.25%                7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                 170  $              385               0.00%               -6.3%
12/31/2017                     2.43                 161                 390               0.00%               14.4%
12/31/2016                     2.12                 161                 341               0.00%                6.3%
12/31/2015                     1.99                 164                 327               0.00%               -1.5%
12/31/2014                     2.03                 359                 727               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.5%
    2016        0.9%
    2015        1.4%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS - 02507F886

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    29,627,064  $     31,434,474        2,090,830
                                                      ================  ===============
Receivables: investments sold                 31,538
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    29,658,602
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   29,383,310      14,234,893  $          2.06
Band 100                                        --              --             2.11
Band 75                                         --              --             2.17
Band 50                                         --              --             2.22
Band 25                                         --              --             2.27
Band 0                                     275,292         118,190             2.33
                                    --------------  --------------
 Total                              $   29,658,602      14,353,083
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        738,187
Mortality & expense charges                                                         (444,478)
                                                                            -----------------
Net investment income (loss)                                                         293,709
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,375,937
Realized gain distributions                                                        1,292,216
Net change in unrealized appreciation (depreciation)                              (5,157,231)
                                                                            -----------------
Net gain (loss)                                                                   (2,489,078)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,195,369)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        293,709   $        248,669
Net realized gain (loss)                                        1,375,937            428,401
Realized gain distributions                                     1,292,216            551,830
Net change in unrealized appreciation (depreciation)           (5,157,231)         3,285,498
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,195,369)         4,514,398
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,994,100         11,184,922
Cost of units redeemed                                        (15,700,233)        (9,744,630)
Account charges                                                   (28,771)           (35,658)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,734,904)         1,404,634
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,930,273)         5,919,032
Net assets, beginning                                          39,588,875         33,669,843
                                                         -----------------  -----------------
Net assets, ending                                       $     29,658,602   $     39,588,875
                                                         =================  =================

Units sold                                                      3,589,544          5,410,325
Units redeemed                                                 (7,008,311)        (4,709,279)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,418,767)           701,046
Units outstanding, beginning                                   17,771,850         17,070,804
                                                         -----------------  -----------------
Units outstanding, ending                                      14,353,083         17,771,850
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     77,128,212
Cost of units redeemed/account charges                                           (55,543,281)
Net investment income (loss)                                                       1,587,257
Net realized gain (loss)                                                           3,183,701
Realized gain distributions                                                        5,110,123
Net change in unrealized appreciation (depreciation)                              (1,807,410)
                                                                            -----------------
Net assets                                                                  $     29,658,602
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06              14,235  $           29,383               1.25%               -7.3%
12/31/2017                     2.23              17,662              39,316               1.25%               13.3%
12/31/2016                     1.96              16,424              32,271               1.25%                5.2%
12/31/2015                     1.87              13,986              26,117               1.25%               -2.5%
12/31/2014                     1.91              11,304              21,641               1.25%                6.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               1.00%               -7.0%
12/31/2017                     2.27                   0                   0               1.00%               13.6%
12/31/2016                     2.00                   0                   0               1.00%                5.5%
12/31/2015                     1.90                   0                   0               1.00%               -2.2%
12/31/2014                     1.94                   0                   0               1.00%                6.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.75%               -6.8%
12/31/2017                     2.32                   0                   0               0.75%               13.9%
12/31/2016                     2.04                   0                   0               0.75%                5.7%
12/31/2015                     1.93                   0                   0               0.75%               -2.0%
12/31/2014                     1.97                   0                   0               0.75%                6.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.50%               -6.6%
12/31/2017                     2.38                   0                   0               0.50%               14.1%
12/31/2016                     2.08                   0                   0               0.50%                6.0%
12/31/2015                     1.96                   0                   0               0.50%               -1.7%
12/31/2014                     2.00                   0                   0               0.50%                7.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               0.25%               -6.3%
12/31/2017                     2.43                   0                   0               0.25%               14.4%
12/31/2016                     2.12                   0                   0               0.25%                6.3%
12/31/2015                     2.00                   0                   0               0.25%               -1.5%
12/31/2014                     2.03                   0                   0               0.25%                7.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                 118  $              275               0.00%               -6.1%
12/31/2017                     2.48                 110                 273               0.00%               14.7%
12/31/2016                     2.16                 647               1,399               0.00%                6.5%
12/31/2015                     2.03               2,218               4,502               0.00%               -1.2%
12/31/2014                     2.05               1,886               3,876               0.00%                7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.9%
    2016        1.3%
    2015        1.9%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO A CLASS - 02507F571

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     17,605,722  $    18,305,731        1,494,543
                                                       ===============  ===============
Receivables: investments sold                   7,070
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     17,612,792
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   15,239,295        7,200,530  $         2.12
Band 100                                 1,902,317          877,397            2.17
Band 75                                         --               --            2.22
Band 50                                         --               --            2.28
Band 25                                         --               --            2.33
Band 0                                     471,180          197,295            2.39
                                    --------------  ---------------
 Total                              $   17,612,792        8,275,222
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        417,304
Mortality & expense charges                                                         (293,971)
                                                                            -----------------
Net investment income (loss)                                                         123,333
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,834,732
Realized gain distributions                                                          935,019
Net change in unrealized appreciation (depreciation)                              (4,324,045)
                                                                            -----------------
Net gain (loss)                                                                   (1,554,294)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,430,961)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        123,333   $        100,797
Net realized gain (loss)                                        1,834,732            795,396
Realized gain distributions                                       935,019            426,252
Net change in unrealized appreciation (depreciation)           (4,324,045)         2,827,757
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,430,961)         4,150,202
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,235,991          5,985,866
Cost of units redeemed                                        (15,299,227)       (10,308,032)
Account charges                                                   (22,487)           (36,113)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,085,723)        (4,358,279)
                                                         -----------------  -----------------
Net increase (decrease)                                       (12,516,684)          (208,077)
Net assets, beginning                                          30,129,476         30,337,553
                                                         -----------------  -----------------
Net assets, ending                                       $     17,612,792   $     30,129,476
                                                         =================  =================

Units sold                                                      1,849,267          2,804,435
Units redeemed                                                 (6,634,814)        (4,791,996)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,785,547)        (1,987,561)
Units outstanding, beginning                                   13,060,769         15,048,330
                                                         -----------------  -----------------
Units outstanding, ending                                       8,275,222         13,060,769
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     61,383,984
Cost of units redeemed/account charges                                           (53,322,243)
Net investment income (loss)                                                         853,456
Net realized gain (loss)                                                           5,015,529
Realized gain distributions                                                        4,382,075
Net change in unrealized appreciation (depreciation)                                (700,009)
                                                                            -----------------
Net assets                                                                  $     17,612,792
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12               7,201  $           15,239               1.25%               -7.9%
12/31/2017                     2.30              11,812              27,152               1.25%               14.4%
12/31/2016                     2.01              13,656              27,453               1.25%                5.2%
12/31/2015                     1.91              13,600              25,985               1.25%               -2.8%
12/31/2014                     1.97              13,754              27,032               1.25%                6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                 877  $            1,902               1.00%               -7.7%
12/31/2017                     2.35               1,044               2,451               1.00%               14.6%
12/31/2016                     2.05               1,192               2,443               1.00%                5.5%
12/31/2015                     1.94               1,013               1,967               1.00%               -2.5%
12/31/2014                     1.99                 880               1,754               1.00%                6.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.75%               -7.5%
12/31/2017                     2.40                   0                   0               0.75%               14.9%
12/31/2016                     2.09                   0                   0               0.75%                5.7%
12/31/2015                     1.98                   0                   0               0.75%               -2.3%
12/31/2014                     2.02                   0                   0               0.75%                7.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.50%               -7.2%
12/31/2017                     2.45                   0                   0               0.50%               15.2%
12/31/2016                     2.13                   0                   0               0.50%                6.0%
12/31/2015                     2.01                   0                   0               0.50%               -2.1%
12/31/2014                     2.05                   0                   0               0.50%                7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                   0  $                0               0.25%               -7.0%
12/31/2017                     2.51                   0                   0               0.25%               15.5%
12/31/2016                     2.17                   0                   0               0.25%                6.3%
12/31/2015                     2.04                   0                   0               0.25%               -1.8%
12/31/2014                     2.08                   0                   0               0.25%                7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                 197  $              471               0.00%               -6.8%
12/31/2017                     2.56                 205                 526               0.00%               15.8%
12/31/2016                     2.21                 200                 442               0.00%                6.5%
12/31/2015                     2.08                 214                 444               0.00%               -1.6%
12/31/2014                     2.11               1,089               2,297               0.00%                7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.6%
    2016        0.9%
    2015        1.4%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS - 02507F613

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    27,349,420  $     28,913,449        2,321,682
                                                      ================  ===============
Receivables: investments sold                 29,643
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    27,379,063
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,377,197      12,635,248  $          2.17
Band 100                                        --              --             2.22
Band 75                                         --              --             2.27
Band 50                                         --              --             2.33
Band 25                                         --              --             2.39
Band 0                                       1,866             763             2.45
                                    --------------  --------------
 Total                              $   27,379,063      12,636,011
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        705,377
Mortality & expense charges                                                         (443,887)
                                                                            -----------------
Net investment income (loss)                                                         261,490
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,084,963
Realized gain distributions                                                        1,428,704
Net change in unrealized appreciation (depreciation)                              (5,872,225)
                                                                            -----------------
Net gain (loss)                                                                   (2,358,558)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,097,068)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        261,490   $        257,225
Net realized gain (loss)                                        2,084,963          1,064,854
Realized gain distributions                                     1,428,704            581,197
Net change in unrealized appreciation (depreciation)           (5,872,225)         3,763,338
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,097,068)         5,666,614
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,994,973         11,310,670
Cost of units redeemed                                        (19,297,780)       (16,586,910)
Account charges                                                   (27,500)           (36,945)
                                                         -----------------  -----------------
Increase (decrease)                                           (12,330,307)        (5,313,185)
                                                         -----------------  -----------------
Net increase (decrease)                                       (14,427,375)           353,429
Net assets, beginning                                          41,806,438         41,453,009
                                                         -----------------  -----------------
Net assets, ending                                       $     27,379,063   $     41,806,438
                                                         =================  =================

Units sold                                                      3,009,730          5,194,302
Units redeemed                                                 (8,181,370)        (7,448,414)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,171,640)        (2,254,112)
Units outstanding, beginning                                   17,807,651         20,061,763
                                                         -----------------  -----------------
Units outstanding, ending                                      12,636,011         17,807,651
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     78,370,906
Cost of units redeemed/account charges                                           (61,277,662)
Net investment income (loss)                                                       1,784,874
Net realized gain (loss)                                                           4,437,434
Realized gain distributions                                                        5,627,540
Net change in unrealized appreciation (depreciation)                              (1,564,029)
                                                                            -----------------
Net assets                                                                  $     27,379,063
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17              12,635  $           27,377               1.25%               -7.7%
12/31/2017                     2.35              17,797              41,777               1.25%               14.6%
12/31/2016                     2.05              18,264              37,402               1.25%                5.5%
12/31/2015                     1.94              15,379              29,858               1.25%               -2.5%
12/31/2014                     1.99              11,448              22,808               1.25%                6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               1.00%               -7.5%
12/31/2017                     2.40                   0                   0               1.00%               14.9%
12/31/2016                     2.09                   0                   0               1.00%                5.7%
12/31/2015                     1.97                   0                   0               1.00%               -2.3%
12/31/2014                     2.02                   0                   0               1.00%                7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               0.75%               -7.2%
12/31/2017                     2.45                   0                   0               0.75%               15.2%
12/31/2016                     2.13                   0                   0               0.75%                6.0%
12/31/2015                     2.01                   0                   0               0.75%               -2.1%
12/31/2014                     2.05                   0                   0               0.75%                7.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                   0  $                0               0.50%               -7.0%
12/31/2017                     2.51                   0                   0               0.50%               15.5%
12/31/2016                     2.17                   0                   0               0.50%                6.3%
12/31/2015                     2.04                   0                   0               0.50%               -1.8%
12/31/2014                     2.08                   0                   0               0.50%                7.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               0.25%               -6.8%
12/31/2017                     2.56                   0                   0               0.25%               15.8%
12/31/2016                     2.21                   0                   0               0.25%                6.5%
12/31/2015                     2.08                   0                   0               0.25%               -1.6%
12/31/2014                     2.11                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   1  $                2               0.00%               -6.5%
12/31/2017                     2.62                  11                  29               0.00%               16.1%
12/31/2016                     2.25               1,798               4,051               0.00%                6.8%
12/31/2015                     2.11               2,863               6,041               0.00%               -1.3%
12/31/2014                     2.14               2,742               5,864               0.00%                8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.8%
    2016        1.2%
    2015        2.0%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO A CLASS - 02507F837

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,571,940  $     15,438,887          993,993
                                                      ================  ===============
Receivables: investments sold                 31,970
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,603,910
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,882,337        5,900,913  $         2.18
Band 100                                 1,182,537          528,737            2.24
Band 75                                         --               --            2.29
Band 50                                         --               --            2.35
Band 25                                         --               --            2.40
Band 0                                     539,036          218,811            2.46
                                    --------------  ---------------
 Total                              $   14,603,910        6,648,461
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       314,674
Mortality & expense charges                                                        (211,688)
                                                                            ----------------
Net investment income (loss)                                                        102,986
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            855,796
Realized gain distributions                                                         831,132
Net change in unrealized appreciation (depreciation)                             (3,102,585)
                                                                            ----------------
Net gain (loss)                                                                  (1,415,657)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,312,671)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        102,986   $         65,579
Net realized gain (loss)                                          855,796            454,978
Realized gain distributions                                       831,132            318,898
Net change in unrealized appreciation (depreciation)           (3,102,585)         2,020,791
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,312,671)         2,860,246
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,433,917          5,275,084
Cost of units redeemed                                         (8,515,536)        (6,089,443)
Account charges                                                   (23,679)           (35,309)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,105,298)          (849,668)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,417,969)         2,010,578
Net assets, beginning                                          20,021,879         18,011,301
                                                         -----------------  -----------------
Net assets, ending                                       $     14,603,910   $     20,021,879
                                                         =================  =================

Units sold                                                      1,855,085          2,373,740
Units redeemed                                                 (3,558,504)        (2,721,221)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,703,419)          (347,481)
Units outstanding, beginning                                    8,351,880          8,699,361
                                                         -----------------  -----------------
Units outstanding, ending                                       6,648,461          8,351,880
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     44,427,041
Cost of units redeemed/account charges                                           (35,468,681)
Net investment income (loss)                                                         566,988
Net realized gain (loss)                                                           2,662,097
Realized gain distributions                                                        3,283,412
Net change in unrealized appreciation (depreciation)                                (866,947)
                                                                            -----------------
Net assets                                                                  $     14,603,910
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18               5,901  $           12,882               1.25%               -8.5%
12/31/2017                     2.39               7,524              17,962               1.25%               15.8%
12/31/2016                     2.06               7,731              15,942               1.25%                5.6%
12/31/2015                     1.95               8,067              15,747               1.25%               -2.9%
12/31/2014                     2.01               8,226              16,540               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                 529  $            1,183               1.00%               -8.3%
12/31/2017                     2.44                 638               1,556               1.00%               16.1%
12/31/2016                     2.10                 765               1,608               1.00%                5.9%
12/31/2015                     1.98                 636               1,262               1.00%               -2.7%
12/31/2014                     2.04                 509               1,039               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               0.75%               -8.1%
12/31/2017                     2.49                   0                   0               0.75%               16.3%
12/31/2016                     2.14                   0                   0               0.75%                6.2%
12/31/2015                     2.02                   0                   0               0.75%               -2.4%
12/31/2014                     2.07                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.50%               -7.9%
12/31/2017                     2.55                   0                   0               0.50%               16.6%
12/31/2016                     2.18                   0                   0               0.50%                6.4%
12/31/2015                     2.05                   0                   0               0.50%               -2.2%
12/31/2014                     2.10                   0                   0               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.25%               -7.6%
12/31/2017                     2.60                   0                   0               0.25%               16.9%
12/31/2016                     2.23                   0                   0               0.25%                6.7%
12/31/2015                     2.09                   0                   0               0.25%               -1.9%
12/31/2014                     2.13                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                 219  $              539               0.00%               -7.4%
12/31/2017                     2.66                 190                 505               0.00%               17.2%
12/31/2016                     2.27                 203                 462               0.00%                7.0%
12/31/2015                     2.12                 207                 439               0.00%               -1.7%
12/31/2014                     2.16                 372                 804               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.6%
    2016        0.9%
    2015        1.5%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS - 02507F845

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    20,467,475  $     22,101,176        1,396,144
                                                      ================  ===============
Receivables: investments sold                 85,110
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    20,552,585
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   20,450,301        9,136,537  $         2.24
Band 100                                        --               --            2.29
Band 75                                         --               --            2.35
Band 50                                         --               --            2.41
Band 25                                         --               --            2.47
Band 0                                     102,284           40,497            2.53
                                    --------------  ---------------
 Total                              $   20,552,585        9,177,034
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        487,537
Mortality & expense charges                                                         (312,638)
                                                                            -----------------
Net investment income (loss)                                                         174,899
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,080,776
Realized gain distributions                                                        1,154,296
Net change in unrealized appreciation (depreciation)                              (4,128,422)
                                                                            -----------------
Net gain (loss)                                                                   (1,893,350)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,718,451)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        174,899   $        164,680
Net realized gain (loss)                                        1,080,776            449,970
Realized gain distributions                                     1,154,296            422,147
Net change in unrealized appreciation (depreciation)           (4,128,422)         2,728,361
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,718,451)         3,765,158
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,132,270          9,620,164
Cost of units redeemed                                        (11,118,434)        (9,975,345)
Account charges                                                   (23,352)           (27,975)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,009,516)          (383,156)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,727,967)         3,382,002
Net assets, beginning                                          27,280,552         23,898,550
                                                         -----------------  -----------------
Net assets, ending                                       $     20,552,585   $     27,280,552
                                                         =================  =================

Units sold                                                      2,524,670          4,282,475
Units redeemed                                                 (4,518,293)        (4,419,528)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,993,623)          (137,053)
Units outstanding, beginning                                   11,170,657         11,307,710
                                                         -----------------  -----------------
Units outstanding, ending                                       9,177,034         11,170,657
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     53,574,835
Cost of units redeemed/account charges                                           (38,808,178)
Net investment income (loss)                                                         986,340
Net realized gain (loss)                                                           2,521,603
Realized gain distributions                                                        3,911,686
Net change in unrealized appreciation (depreciation)                              (1,633,701)
                                                                            -----------------
Net assets                                                                  $     20,552,585
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24               9,137  $           20,450               1.25%               -8.3%
12/31/2017                     2.44              11,138              27,192               1.25%               16.1%
12/31/2016                     2.10              10,783              22,683               1.25%                5.8%
12/31/2015                     1.99               8,550              16,996               1.25%               -2.6%
12/31/2014                     2.04               6,618              13,507               1.25%                7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               1.00%               -8.1%
12/31/2017                     2.49                   0                   0               1.00%               16.3%
12/31/2016                     2.14                   0                   0               1.00%                6.1%
12/31/2015                     2.02                   0                   0               1.00%               -2.4%
12/31/2014                     2.07                   0                   0               1.00%                7.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.75%               -7.9%
12/31/2017                     2.55                   0                   0               0.75%               16.6%
12/31/2016                     2.19                   0                   0               0.75%                6.4%
12/31/2015                     2.06                   0                   0               0.75%               -2.1%
12/31/2014                     2.10                   0                   0               0.75%                7.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.41                   0  $                0               0.50%               -7.6%
12/31/2017                     2.61                   0                   0               0.50%               16.9%
12/31/2016                     2.23                   0                   0               0.50%                6.6%
12/31/2015                     2.09                   0                   0               0.50%               -1.9%
12/31/2014                     2.13                   0                   0               0.50%                7.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.25%               -7.4%
12/31/2017                     2.66                   0                   0               0.25%               17.2%
12/31/2016                     2.27                   0                   0               0.25%                6.9%
12/31/2015                     2.12                   0                   0               0.25%               -1.6%
12/31/2014                     2.16                   0                   0               0.25%                8.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53                  40  $              102               0.00%               -7.2%
12/31/2017                     2.72                  33                  89               0.00%               17.5%
12/31/2016                     2.32                 525               1,215               0.00%                7.1%
12/31/2015                     2.16               1,098               2,372               0.00%               -1.4%
12/31/2014                     2.19                 866               1,898               0.00%                8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.9%
    2016        1.3%
    2015        2.1%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO A CLASS - 02507F530

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    10,619,078   $    11,308,811          890,115
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,674)
                                     ----------------
Net assets                           $    10,614,404
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    9,851,876        4,437,142  $         2.22
Band 100                                   575,374          252,947            2.27
Band 75                                         --               --            2.33
Band 50                                         --               --            2.39
Band 25                                         --               --            2.45
Band 0                                     187,154           74,697            2.51
                                    --------------  ---------------
 Total                              $   10,614,404        4,764,786
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       227,465
Mortality & expense charges                                                        (163,762)
                                                                            ----------------
Net investment income (loss)                                                         63,703
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            662,937
Realized gain distributions                                                         571,884
Net change in unrealized appreciation (depreciation)                             (2,347,093)
                                                                            ----------------
Net gain (loss)                                                                  (1,112,272)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,048,569)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         63,703   $         57,915
Net realized gain (loss)                                          662,937            361,713
Realized gain distributions                                       571,884            178,747
Net change in unrealized appreciation (depreciation)           (2,347,093)         1,556,366
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,048,569)         2,154,741
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,044,973          4,549,433
Cost of units redeemed                                         (6,764,797)        (5,226,486)
Account charges                                                   (21,405)           (35,241)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,741,229)          (712,294)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,789,798)         1,442,447
Net assets, beginning                                          14,404,202         12,961,755
                                                         -----------------  -----------------
Net assets, ending                                       $     10,614,404   $     14,404,202
                                                         =================  =================

Units sold                                                      1,648,974          2,021,045
Units redeemed                                                 (2,765,798)        (2,319,783)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,116,824)          (298,738)
Units outstanding, beginning                                    5,881,610          6,180,348
                                                         -----------------  -----------------
Units outstanding, ending                                       4,764,786          5,881,610
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     35,462,512
Cost of units redeemed/account charges                                           (28,773,051)
Net investment income (loss)                                                         372,478
Net realized gain (loss)                                                           2,076,197
Realized gain distributions                                                        2,166,001
Net change in unrealized appreciation (depreciation)                                (689,733)
                                                                            -----------------
Net assets                                                                  $     10,614,404
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22               4,437  $            9,852               1.25%               -9.0%
12/31/2017                     2.44               5,488              13,397               1.25%               16.7%
12/31/2016                     2.09               5,741              12,002               1.25%                5.8%
12/31/2015                     1.98               6,494              12,832               1.25%               -3.0%
12/31/2014                     2.04               6,182              12,593               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                 253  $              575               1.00%               -8.8%
12/31/2017                     2.49                 275                 685               1.00%               17.0%
12/31/2016                     2.13                 308                 657               1.00%                6.1%
12/31/2015                     2.01                 241                 484               1.00%               -2.7%
12/31/2014                     2.07                 186                 384               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                   0  $                0               0.75%               -8.6%
12/31/2017                     2.55                   0                   0               0.75%               17.3%
12/31/2016                     2.17                   0                   0               0.75%                6.3%
12/31/2015                     2.04                   0                   0               0.75%               -2.5%
12/31/2014                     2.10                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               0.50%               -8.3%
12/31/2017                     2.60                   0                   0               0.50%               17.6%
12/31/2016                     2.21                   0                   0               0.50%                6.6%
12/31/2015                     2.08                   0                   0               0.50%               -2.3%
12/31/2014                     2.13                   0                   0               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.25%               -8.1%
12/31/2017                     2.66                   0                   0               0.25%               17.9%
12/31/2016                     2.26                   0                   0               0.25%                6.9%
12/31/2015                     2.11                   0                   0               0.25%               -2.0%
12/31/2014                     2.16                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                  75  $              187               0.00%               -7.9%
12/31/2017                     2.72                 118                 322               0.00%               18.2%
12/31/2016                     2.30                 131                 302               0.00%                7.1%
12/31/2015                     2.15                 150                 322               0.00%               -1.8%
12/31/2014                     2.19                 402                 878               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.7%
    2016        0.8%
    2015        1.5%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS - 02507F563

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     15,772,825  $    17,185,204        1,322,114
                                                       ===============  ===============
Receivables: investments sold                   1,505
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     15,774,330
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   15,703,127        6,908,027  $         2.27
Band 100                                        --               --            2.33
Band 75                                         --               --            2.39
Band 50                                         --               --            2.44
Band 25                                         --               --            2.50
Band 0                                      71,203           27,759            2.57
                                    --------------  ---------------
 Total                              $   15,774,330        6,935,786
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        374,270
Mortality & expense charges                                                         (241,654)
                                                                            -----------------
Net investment income (loss)                                                         132,616
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,109,411
Realized gain distributions                                                          843,021
Net change in unrealized appreciation (depreciation)                              (3,473,297)
                                                                            -----------------
Net gain (loss)                                                                   (1,520,865)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,388,249)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        132,616   $        150,392
Net realized gain (loss)                                        1,109,411            606,987
Realized gain distributions                                       843,021            265,700
Net change in unrealized appreciation (depreciation)           (3,473,297)         2,325,628
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,388,249)         3,348,707
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,928,980          8,879,387
Cost of units redeemed                                        (10,420,114)       (12,640,755)
Account charges                                                   (20,625)           (23,996)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,511,759)        (3,785,364)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,900,008)          (436,657)
Net assets, beginning                                          21,674,338         22,110,995
                                                         -----------------  -----------------
Net assets, ending                                       $     15,774,330   $     21,674,338
                                                         =================  =================

Units sold                                                      2,365,530          3,862,406
Units redeemed                                                 (4,116,938)        (5,378,594)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,751,408)        (1,516,188)
Units outstanding, beginning                                    8,687,194         10,203,382
                                                         -----------------  -----------------
Units outstanding, ending                                       6,935,786          8,687,194
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     47,712,209
Cost of units redeemed/account charges                                           (37,345,700)
Net investment income (loss)                                                         929,220
Net realized gain (loss)                                                           2,861,113
Realized gain distributions                                                        3,029,867
Net change in unrealized appreciation (depreciation)                              (1,412,379)
                                                                            -----------------
Net assets                                                                  $     15,774,330
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27               6,908  $           15,703               1.25%               -8.9%
12/31/2017                     2.49               8,674              21,639               1.25%               17.1%
12/31/2016                     2.13               8,433              17,961               1.25%                6.1%
12/31/2015                     2.01               6,575              13,203               1.25%               -2.8%
12/31/2014                     2.07               4,756               9,827               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                   0  $                0               1.00%               -8.6%
12/31/2017                     2.55                   0                   0               1.00%               17.4%
12/31/2016                     2.17                   0                   0               1.00%                6.3%
12/31/2015                     2.04                   0                   0               1.00%               -2.6%
12/31/2014                     2.10                   0                   0               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               0.75%               -8.4%
12/31/2017                     2.60                   0                   0               0.75%               17.7%
12/31/2016                     2.21                   0                   0               0.75%                6.6%
12/31/2015                     2.08                   0                   0               0.75%               -2.3%
12/31/2014                     2.13                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               0.50%               -8.2%
12/31/2017                     2.66                   0                   0               0.50%               18.0%
12/31/2016                     2.26                   0                   0               0.50%                6.9%
12/31/2015                     2.11                   0                   0               0.50%               -2.1%
12/31/2014                     2.16                   0                   0               0.50%                8.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   0  $                0               0.25%               -8.0%
12/31/2017                     2.72                   0                   0               0.25%               18.3%
12/31/2016                     2.30                   0                   0               0.25%                7.1%
12/31/2015                     2.15                   0                   0               0.25%               -1.8%
12/31/2014                     2.19                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                  28  $               71               0.00%               -7.7%
12/31/2017                     2.78                  13                  36               0.00%               18.6%
12/31/2016                     2.34               1,770               4,150               0.00%                7.4%
12/31/2015                     2.18               2,311               5,044               0.00%               -1.6%
12/31/2014                     2.22               2,076               4,605               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.8%
    2016        1.2%
    2015        2.0%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO A CLASS - 02507F399

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,682,861   $    6,101,446          441,215
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,944)
                                     ----------------
Net assets                           $     5,671,917
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,620,612       3,776,841  $          1.49
Band 100                                     25,166          16,586             1.52
Band 75                                          --              --             1.55
Band 50                                          --              --             1.58
Band 25                                          --              --             1.61
Band 0                                       26,139          15,943             1.64
                                    ---------------  --------------
 Total                              $     5,671,917       3,809,370
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       118,101
Mortality & expense charges                                                         (84,359)
                                                                            ----------------
Net investment income (loss)                                                         33,742
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            410,559
Realized gain distributions                                                         248,071
Net change in unrealized appreciation (depreciation)                             (1,258,786)
                                                                            ----------------
Net gain (loss)                                                                    (600,156)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (566,414)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         33,742   $         23,834
Net realized gain (loss)                                          410,559            172,143
Realized gain distributions                                       248,071             71,084
Net change in unrealized appreciation (depreciation)           (1,258,786)           803,951
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (566,414)         1,071,012
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,884,107          3,288,517
Cost of units redeemed                                         (4,122,253)        (2,538,140)
Account charges                                                   (19,922)           (28,111)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,258,068)           722,266
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,824,482)         1,793,278
Net assets, beginning                                           7,496,399          5,703,121
                                                         -----------------  -----------------
Net assets, ending                                       $      5,671,917   $      7,496,399
                                                         =================  =================

Units sold                                                      1,746,378          2,158,318
Units redeemed                                                 (2,499,526)        (1,667,220)
                                                         -----------------  -----------------
Net increase (decrease)                                          (753,148)           491,098
Units outstanding, beginning                                    4,562,518          4,071,420
                                                         -----------------  -----------------
Units outstanding, ending                                       3,809,370          4,562,518
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    16,149,796
Cost of units redeemed/account charges                                          (11,534,016)
Net investment income (loss)                                                        109,617
Net realized gain (loss)                                                            708,422
Realized gain distributions                                                         656,683
Net change in unrealized appreciation (depreciation)                               (418,585)
                                                                            ----------------
Net assets                                                                  $     5,671,917
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49               3,777  $            5,621               1.25%               -9.4%
12/31/2017                     1.64               4,542               7,461               1.25%               17.3%
12/31/2016                     1.40               4,051               5,674               1.25%                5.9%
12/31/2015                     1.32               3,669               4,852               1.25%               -3.0%
12/31/2014                     1.36               2,407               3,283               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                  17  $               25               1.00%               -9.2%
12/31/2017                     1.67                  17                  28               1.00%               17.6%
12/31/2016                     1.42                  17                  24               1.00%                6.2%
12/31/2015                     1.34                  18                  24               1.00%               -2.8%
12/31/2014                     1.38                  22                  31               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               0.75%               -9.0%
12/31/2017                     1.70                   0                   0               0.75%               17.9%
12/31/2016                     1.44                   0                   0               0.75%                6.5%
12/31/2015                     1.35                   0                   0               0.75%               -2.5%
12/31/2014                     1.39                   0                   0               0.75%                7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.50%               -8.7%
12/31/2017                     1.73                   0                   0               0.50%               18.2%
12/31/2016                     1.46                   0                   0               0.50%                6.7%
12/31/2015                     1.37                   0                   0               0.50%               -2.3%
12/31/2014                     1.40                   0                   0               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.25%               -8.5%
12/31/2017                     1.76                   0                   0               0.25%               18.5%
12/31/2016                     1.48                   0                   0               0.25%                7.0%
12/31/2015                     1.39                   0                   0               0.25%               -2.1%
12/31/2014                     1.42                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                  16  $               26               0.00%               -8.3%
12/31/2017                     1.79                   4                   8               0.00%               18.8%
12/31/2016                     1.50                   4                   5               0.00%                7.2%
12/31/2015                     1.40                   1                   2               0.00%               -1.8%
12/31/2014                     1.43                  62                  88               0.00%                8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.6%
    2016        0.9%
    2015        1.7%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY DISCIPLINED GROWTH FUND A CLASS - 02507M642

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         6,264  $         7,805               345
                                                       ===============   ===============
Receivables: investments sold                       4
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         6,268
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,268            3,355  $         1.87
Band 100                                         --               --            1.90
Band 75                                          --               --            1.93
Band 50                                          --               --            1.96
Band 25                                          --               --            2.00
Band 0                                           --               --            2.03
                                    ---------------  ---------------
 Total                              $         6,268            3,355
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (1,188)
                                                                            -----------------
Net investment income (loss)                                                          (1,188)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              93,439
Realized gain distributions                                                            1,145
Net change in unrealized appreciation (depreciation)                                 (71,196)
                                                                            -----------------
Net gain (loss)                                                                       23,388
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         22,200
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,188)  $         (5,656)
Net realized gain (loss)                                           93,439            130,250
Realized gain distributions                                         1,145             39,599
Net change in unrealized appreciation (depreciation)              (71,196)            (3,973)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  22,200            160,220
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           14,165            115,892
Cost of units redeemed                                           (510,005)          (726,033)
Account charges                                                       (75)            (1,113)
                                                         -----------------  -----------------
Increase (decrease)                                              (495,915)          (611,254)
                                                         -----------------  -----------------
Net increase (decrease)                                          (473,715)          (451,034)
Net assets, beginning                                             479,983            931,017
                                                         -----------------  -----------------
Net assets, ending                                       $          6,268   $        479,983
                                                         =================  =================

Units sold                                                          6,816             65,340
Units redeemed                                                   (242,417)          (402,035)
                                                         -----------------  -----------------
Net increase (decrease)                                          (235,601)          (336,695)
Units outstanding, beginning                                      238,956            575,651
                                                         -----------------  -----------------
Units outstanding, ending                                           3,355            238,956
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,516,627
Cost of units redeemed/account charges                                           (1,847,804)
Net investment income (loss)                                                        (29,731)
Net realized gain (loss)                                                            265,095
Realized gain distributions                                                         103,622
Net change in unrealized appreciation (depreciation)                                 (1,541)
                                                                            ----------------
Net assets                                                                  $         6,268
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   3  $                6               1.25%               -7.0%
12/31/2017                     2.01                 239                 480               1.25%               24.2%
12/31/2016                     1.62                 576                 931               1.25%                6.8%
12/31/2015                     1.51                 648                 981               1.25%               -3.0%
12/31/2014                     1.56                 457                 713               1.25%               11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               1.00%               -6.8%
12/31/2017                     2.04                   0                   0               1.00%               24.5%
12/31/2016                     1.64                   0                   0               1.00%                7.1%
12/31/2015                     1.53                   0                   0               1.00%               -2.8%
12/31/2014                     1.57                   0                   0               1.00%               11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.75%               -6.5%
12/31/2017                     2.07                   0                   0               0.75%               24.8%
12/31/2016                     1.65                   0                   0               0.75%                7.4%
12/31/2015                     1.54                   0                   0               0.75%               -2.5%
12/31/2014                     1.58                   0                   0               0.75%               11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.50%               -6.3%
12/31/2017                     2.09                   0                   0               0.50%               25.1%
12/31/2016                     1.67                   0                   0               0.50%                7.7%
12/31/2015                     1.56                   0                   0               0.50%               -2.3%
12/31/2014                     1.59                   0                   0               0.50%               12.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.25%               -6.1%
12/31/2017                     2.12                   0                   0               0.25%               25.4%
12/31/2016                     1.69                   0                   0               0.25%                7.9%
12/31/2015                     1.57                   0                   0               0.25%               -2.0%
12/31/2014                     1.60                   0                   0               0.25%               12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               0.00%               -5.8%
12/31/2017                     2.15                   0                   0               0.00%               25.8%
12/31/2016                     1.71                   0                   0               0.00%                8.2%
12/31/2015                     1.58                   0                   0               0.00%               -1.8%
12/31/2014                     1.61                   0                   0               0.00%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.5%
    2016        0.6%
    2015        0.2%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY INTERNATIONAL CORE EQUITY FUND A CLASS - 02507M618
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%              -18.1%
12/31/2017                     1.25                   0                   0               1.25%               23.9%
12/31/2016                     1.01                   0                   0               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -18.1%
12/31/2017                     1.25                   0                   0               1.00%               23.9%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%              -17.7%
12/31/2017                     1.26                   0                   0               0.75%               24.5%
12/31/2016                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -17.5%
12/31/2017                     1.27                   0                   0               0.50%               24.8%
12/31/2016                     1.01                   0                   0               0.50%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -17.3%
12/31/2017                     1.27                   0                   0               0.25%               25.1%
12/31/2016                     1.02                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -17.1%
12/31/2017                     1.28                   0                   0               0.00%               25.4%
12/31/2016                     1.02                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY INTERNAT. CORE EQUITY FD INVESTOR CLASS - 02507M568
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.25%              -17.9%
12/31/2017                     1.26                   0                   0               1.25%               24.2%
12/31/2016                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%              -17.7%
12/31/2017                     1.26                   0                   0               1.00%               24.6%
12/31/2016                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%              -17.5%
12/31/2017                     1.27                   0                   0               0.75%               24.9%
12/31/2016                     1.01                   0                   0               0.75%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%              -17.3%
12/31/2017                     1.27                   0                   0               0.50%               25.2%
12/31/2016                     1.01                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%              -17.1%
12/31/2017                     1.28                   0                   0               0.25%               25.5%
12/31/2016                     1.02                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -16.9%
12/31/2017                     1.28                   0                   0               0.00%               25.8%
12/31/2016                     1.02                   0                   0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO A CLASS - 02507F167

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       865,032  $        976,042           77,373
                                                      ================  ===============
Receivables: investments sold                    945
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       865,977
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       865,977         765,214  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.15
Band 50                                         --              --            1.15
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       865,977         765,214
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         17,945
Mortality & expense charges                                                           (9,943)
                                                                            -----------------
Net investment income (loss)                                                           8,002
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,503
Realized gain distributions                                                           20,946
Net change in unrealized appreciation (depreciation)                                (146,668)
                                                                            -----------------
Net gain (loss)                                                                      (98,219)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (90,217)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,002   $          3,270
Net realized gain (loss)                                           27,503             33,605
Realized gain distributions                                        20,946              2,425
Net change in unrealized appreciation (depreciation)             (146,668)            35,024
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (90,217)            74,324
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          872,852            682,011
Cost of units redeemed                                           (553,475)          (529,023)
Account charges                                                    (8,585)            (4,381)
                                                         -----------------  -----------------
Increase (decrease)                                               310,792            148,607
                                                         -----------------  -----------------
Net increase (decrease)                                           220,575            222,931
Net assets, beginning                                             645,402            422,471
                                                         -----------------  -----------------
Net assets, ending                                       $        865,977   $        645,402
                                                         =================  =================

Units sold                                                        695,714            585,172
Units redeemed                                                   (446,141)          (466,248)
                                                         -----------------  -----------------
Net increase (decrease)                                           249,573            118,924
Units outstanding, beginning                                      515,641            396,717
                                                         -----------------  -----------------
Units outstanding, ending                                         765,214            515,641
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,978,580
Cost of units redeemed/account charges                                            (1,099,248)
Net investment income (loss)                                                          12,880
Net realized gain (loss)                                                              61,126
Realized gain distributions                                                           23,649
Net change in unrealized appreciation (depreciation)                                (111,010)
                                                                            -----------------
Net assets                                                                  $        865,977
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                 765  $              866               1.25%               -9.6%
12/31/2017                     1.25                 516                 645               1.25%               17.5%
12/31/2016                     1.06                 397                 422               1.25%                6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -9.4%
12/31/2017                     1.26                   0                   0               1.00%               17.8%
12/31/2016                     1.07                   0                   0               1.00%                6.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -9.1%
12/31/2017                     1.26                   0                   0               0.75%               18.1%
12/31/2016                     1.07                   0                   0               0.75%                6.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -8.9%
12/31/2017                     1.27                   0                   0               0.50%               18.4%
12/31/2016                     1.07                   0                   0               0.50%                7.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -8.7%
12/31/2017                     1.27                   0                   0               0.25%               18.7%
12/31/2016                     1.07                   0                   0               0.25%                7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -8.4%
12/31/2017                     1.28                   0                   0               0.00%               19.0%
12/31/2016                     1.07                   0                   0               0.00%                7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.6%
    2016        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS - 02507F191

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,520,154   $     1,708,919          135,849
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,133)
                                     ----------------
Net assets                           $     1,512,021
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,505,205       1,320,234  $          1.14
Band 100                                         --              --             1.15
Band 75                                          --              --             1.16
Band 50                                          --              --             1.16
Band 25                                          --              --             1.17
Band 0                                        6,816           5,785             1.18
                                    ---------------  --------------
 Total                              $     1,512,021       1,326,019
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         34,937
Mortality & expense charges                                                          (15,212)
                                                                            -----------------
Net investment income (loss)                                                          19,725
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,330
Realized gain distributions                                                           36,428
Net change in unrealized appreciation (depreciation)                                (227,369)
                                                                            -----------------
Net gain (loss)                                                                     (173,611)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (153,886)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,725   $          5,489
Net realized gain (loss)                                           17,330             26,149
Realized gain distributions                                        36,428              2,643
Net change in unrealized appreciation (depreciation)             (227,369)            40,877
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (153,886)            75,158
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,432,417            800,505
Cost of units redeemed                                           (427,581)          (518,148)
Account charges                                                    (9,158)            (2,653)
                                                         -----------------  -----------------
Increase (decrease)                                               995,678            279,704
                                                         -----------------  -----------------
Net increase (decrease)                                           841,792            354,862
Net assets, beginning                                             670,229            315,367
                                                         -----------------  -----------------
Net assets, ending                                       $      1,512,021   $        670,229
                                                         =================  =================

Units sold                                                      1,140,249            688,717
Units redeemed                                                   (347,538)          (449,585)
                                                         -----------------  -----------------
Net increase (decrease)                                           792,711            239,132
Units outstanding, beginning                                      533,308            294,176
                                                         -----------------  -----------------
Units outstanding, ending                                       1,326,019            533,308
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,553,645
Cost of units redeemed/account charges                                              (963,701)
Net investment income (loss)                                                          27,919
Net realized gain (loss)                                                              43,629
Realized gain distributions                                                           39,294
Net change in unrealized appreciation (depreciation)                                (188,765)
                                                                            -----------------
Net assets                                                                  $      1,512,021
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14               1,320  $            1,505               1.25%               -9.3%
12/31/2017                     1.26                 533                 669               1.25%               17.8%
12/31/2016                     1.07                 103                 110               1.25%                6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -9.0%
12/31/2017                     1.26                   0                   0               1.00%               18.1%
12/31/2016                     1.07                   0                   0               1.00%                6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -8.8%
12/31/2017                     1.27                   0                   0               0.75%               18.4%
12/31/2016                     1.07                   0                   0               0.75%                7.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -8.6%
12/31/2017                     1.27                   0                   0               0.50%               18.7%
12/31/2016                     1.07                   0                   0               0.50%                7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%               -8.4%
12/31/2017                     1.28                   0                   0               0.25%               19.0%
12/31/2016                     1.07                   0                   0               0.25%                7.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   6  $                7               0.00%               -8.1%
12/31/2017                     1.28                   1                   1               0.00%               19.3%
12/31/2016                     1.07                 191                 205               0.00%                7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        2.1%
    2016        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY EMERGING MARKETS FUND R6 CLASS - 025086422

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      655,290   $       741,569           64,370
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (225)
                                     ---------------
Net assets                           $      655,065
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       655,065         579,241  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.15
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       655,065         579,241
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,012
Mortality & expense charges                                                             (4,501)
                                                                              -----------------
Net investment income (loss)                                                            (3,489)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,454)
Realized gain distributions                                                                816
Net change in unrealized appreciation (depreciation)                                   (88,564)
                                                                              -----------------
Net gain (loss)                                                                        (91,202)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (94,691)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED       PERIOD ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2018*              2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $         (3,489)  $            (83)
Net realized gain (loss)                                             (3,454)                (1)
Realized gain distributions                                             816                 --
Net change in unrealized appreciation (depreciation)                (88,564)             2,285
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                   (94,691)             2,201
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            669,603            240,613
Cost of units redeemed                                              (68,791)           (93,696)
Account charges                                                        (174)                --
                                                           -----------------  -----------------
Increase (decrease)                                                 600,638            146,917
                                                           -----------------  -----------------
Net increase (decrease)                                             505,947            149,118
Net assets, beginning                                               149,118                 --
                                                           -----------------  -----------------
Net assets, ending                                         $        655,065   $        149,118
                                                           =================  =================

Units sold                                                          536,306            172,951
Units redeemed                                                      (62,672)           (67,344)
                                                           -----------------  -----------------
Net increase (decrease)                                             473,634            105,607
Units outstanding, beginning                                        105,607                 --
                                                           -----------------  -----------------
Units outstanding, ending                                           579,241            105,607
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        910,216
Cost of units redeemed/account charges                                                (162,661)
Net investment income (loss)                                                            (3,572)
Net realized gain (loss)                                                                (3,455)
Realized gain distributions                                                                816
Net change in unrealized appreciation (depreciation)                                   (86,279)
                                                                              -----------------
Net assets                                                                    $        655,065
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                 579  $              655               1.25%              -19.9%
12/31/2017                     1.41                 106                 149               1.25%               44.5%
12/31/2016                     0.98                   0                   0               1.25%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%              -19.7%
12/31/2017                     1.42                   0                   0               1.00%               44.9%
12/31/2016                     0.98                   0                   0               1.00%               -2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%              -19.5%
12/31/2017                     1.42                   0                   0               0.75%               45.3%
12/31/2016                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%              -19.3%
12/31/2017                     1.42                   0                   0               0.50%               45.6%
12/31/2016                     0.98                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%              -19.1%
12/31/2017                     1.43                   0                   0               0.25%               46.0%
12/31/2016                     0.98                   0                   0               0.25%               -2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%              -18.9%
12/31/2017                     1.43                   0                   0               0.00%               46.4%
12/31/2016                     0.98                   0                   0               0.00%               -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY EQUITY INCOME FUND R6 CLASS - 025076373

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        25,044   $        27,936            3,166
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $        25,042
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       25,042          23,423  $          1.07
Band 100                                        --              --             1.07
Band 75                                         --              --             1.08
Band 50                                         --              --             1.09
Band 25                                         --              --             1.09
Band 0                                          --              --             1.10
                                    --------------  --------------
 Total                              $       25,042          23,423
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            577
Mortality & expense charges                                                               (281)
                                                                              -----------------
Net investment income (loss)                                                               296
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,346)
Realized gain distributions                                                                898
Net change in unrealized appreciation (depreciation)                                    (1,011)
                                                                              -----------------
Net gain (loss)                                                                         (1,459)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,163)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            296   $            140
Net realized gain (loss)                                           (1,346)                --
Realized gain distributions                                           898              2,404
Net change in unrealized appreciation (depreciation)               (1,011)            (1,881)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,163)               663
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           20,947             25,877
Cost of units redeemed                                            (20,954)              (326)
Account charges                                                        (2)                --
                                                         -----------------  -----------------
Increase (decrease)                                                    (9)            25,551
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,172)            26,214
Net assets, beginning                                              26,214                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         25,042   $         26,214
                                                         =================  =================

Units sold                                                         19,517             23,494
Units redeemed                                                    (19,299)              (289)
                                                         -----------------  -----------------
Net increase (decrease)                                               218             23,205
Units outstanding, beginning                                       23,205                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          23,423             23,205
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         46,824
Cost of units redeemed/account charges                                                 (21,282)
Net investment income (loss)                                                               436
Net realized gain (loss)                                                                (1,346)
Realized gain distributions                                                              3,302
Net change in unrealized appreciation (depreciation)                                    (2,892)
                                                                              -----------------
Net assets                                                                    $         25,042
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  23  $               25               1.25%               -5.4%
12/31/2017                     1.13                  23                  26               1.25%               12.4%
12/31/2016                     1.00                   0                   0               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -5.1%
12/31/2017                     1.13                   0                   0               1.00%               12.7%
12/31/2016                     1.01                   0                   0               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -4.9%
12/31/2017                     1.14                   0                   0               0.75%               13.0%
12/31/2016                     1.01                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -4.6%
12/31/2017                     1.14                   0                   0               0.50%               13.3%
12/31/2016                     1.01                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -4.4%
12/31/2017                     1.14                   0                   0               0.25%               13.5%
12/31/2016                     1.01                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -4.2%
12/31/2017                     1.14                   0                   0               0.00%               13.8%
12/31/2016                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY GROWTH FUND R6 CLASS - 02508H519

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       116,843   $       143,180            4,037
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,184)
                                     ----------------
Net assets                           $       115,659
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       115,659          92,738  $         1.25
Band 100                                        --              --            1.25
Band 75                                         --              --            1.26
Band 50                                         --              --            1.27
Band 25                                         --              --            1.27
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $       115,659          92,738
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             697
Mortality & expense charges                                                              (1,132)
                                                                              ------------------
Net investment income (loss)                                                               (435)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (51)
Realized gain distributions                                                              13,631
Net change in unrealized appreciation (depreciation)                                    (26,337)
                                                                              ------------------
Net gain (loss)                                                                         (12,757)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (13,192)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (435)  $             --
Net realized gain (loss)                                              (51)                --
Realized gain distributions                                        13,631                 --
Net change in unrealized appreciation (depreciation)              (26,337)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (13,192)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          191,818                 --
Cost of units redeemed                                            (62,566)                --
Account charges                                                      (401)                --
                                                         -----------------  ----------------
Increase (decrease)                                               128,851                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           115,659                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        115,659   $             --
                                                         =================  ================

Units sold                                                        137,026                 --
Units redeemed                                                    (44,288)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            92,738                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          92,738                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         191,818
Cost of units redeemed/account charges                                                  (62,967)
Net investment income (loss)                                                               (435)
Net realized gain (loss)                                                                    (51)
Realized gain distributions                                                              13,631
Net change in unrealized appreciation (depreciation)                                    (26,337)
                                                                              ------------------
Net assets                                                                    $         115,659
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                  93  $              116               1.25%               -2.5%
12/31/2017                     1.28                   0                   0               1.25%               29.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               1.00%               -2.3%
12/31/2017                     1.28                   0                   0               1.00%               29.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.75%               -2.0%
12/31/2017                     1.29                   0                   0               0.75%               29.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%               -1.8%
12/31/2017                     1.29                   0                   0               0.50%               29.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -1.5%
12/31/2017                     1.29                   0                   0               0.25%               30.3%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.00%               -1.3%
12/31/2017                     1.30                   0                   0               0.00%               30.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY HERITAGE FUND R6 CLASS - 02508H493

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,342,356  $      1,725,325           72,014
                                                      ================  ===============
Receivables: investments sold                    326
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,342,682
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,342,682       1,211,411  $          1.11
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.13
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     1,342,682       1,211,411
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (11,417)
                                                                             -----------------
Net investment income (loss)                                                          (11,417)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,605
Realized gain distributions                                                           240,596
Net change in unrealized appreciation (depreciation)                                 (383,030)
                                                                             -----------------
Net gain (loss)                                                                      (138,829)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (150,246)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED        PERIOD ENDED
                                                             DECEMBER 31,        DECEMBER 31,
                                                                 2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (11,417)  $           (116)
Net realized gain (loss)                                              3,605                 (1)
Realized gain distributions                                         240,596                189
Net change in unrealized appreciation (depreciation)               (383,030)                61
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                  (150,246)               133
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          1,337,161            411,442
Cost of units redeemed                                             (254,858)               (43)
Account charges                                                        (885)               (22)
                                                          ------------------  -----------------
Increase (decrease)                                               1,081,418            411,377
                                                          ------------------  -----------------
Net increase (decrease)                                             931,172            411,510
Net assets, beginning                                               411,510                 --
                                                          ------------------  -----------------
Net assets, ending                                        $       1,342,682   $        411,510
                                                          ==================  =================

Units sold                                                        1,074,142            349,023
Units redeemed                                                     (211,699)               (55)
                                                          ------------------  -----------------
Net increase (decrease)                                             862,443            348,968
Units outstanding, beginning                                        348,968                 --
                                                          ------------------  -----------------
Units outstanding, ending                                         1,211,411            348,968
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,748,603
Cost of units redeemed/account charges                                               (255,808)
Net investment income (loss)                                                          (11,533)
Net realized gain (loss)                                                                3,604
Realized gain distributions                                                           240,785
Net change in unrealized appreciation (depreciation)                                 (382,969)
                                                                             -----------------
Net assets                                                                   $      1,342,682
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               1,211  $            1,343               1.25%               -6.0%
12/31/2017                     1.18                 349                 412               1.25%               20.8%
12/31/2016                     0.98                   0                   0               1.25%               -2.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -5.8%
12/31/2017                     1.18                   0                   0               1.00%               21.1%
12/31/2016                     0.98                   0                   0               1.00%               -2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -5.5%
12/31/2017                     1.19                   0                   0               0.75%               21.4%
12/31/2016                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -5.3%
12/31/2017                     1.19                   0                   0               0.50%               21.7%
12/31/2016                     0.98                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -5.1%
12/31/2017                     1.19                   0                   0               0.25%               22.0%
12/31/2016                     0.98                   0                   0               0.25%               -2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -4.8%
12/31/2017                     1.19                   0                   0               0.00%               22.3%
12/31/2016                     0.98                   0                   0               0.00%               -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO R6 CLASS - 02507J201

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     10,300,132  $    11,650,489        1,012,795
                                                       ===============  ===============
Receivables: investments sold                   4,623
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     10,304,755
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,304,755        9,937,869  $         1.04
Band 100                                        --               --            1.04
Band 75                                         --               --            1.05
Band 50                                         --               --            1.05
Band 25                                         --               --            1.06
Band 0                                          --               --            1.06
                                    --------------  ---------------
 Total                              $   10,304,755        9,937,869
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         340,320
Mortality & expense charges                                                             (66,802)
                                                                              -----------------
Net investment income (loss)                                                            273,518
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   (942)
Realized gain distributions                                                             459,879
Net change in unrealized appreciation (depreciation)                                 (1,367,287)
                                                                              -----------------
Net gain (loss)                                                                        (908,350)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (634,832)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        273,518   $         44,662
Net realized gain (loss)                                             (942)               150
Realized gain distributions                                       459,879             24,767
Net change in unrealized appreciation (depreciation)           (1,367,287)            16,930
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (634,832)            86,509
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,420,036          2,736,186
Cost of units redeemed                                         (1,297,113)            (4,404)
Account charges                                                    (1,488)              (139)
                                                         -----------------  -----------------
Increase (decrease)                                             8,121,435          2,731,643
                                                         -----------------  -----------------
Net increase (decrease)                                         7,486,603          2,818,152
Net assets, beginning                                           2,818,152                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     10,304,755   $      2,818,152
                                                         =================  =================

Units sold                                                      8,571,976          4,879,453
Units redeemed                                                 (1,211,396)        (2,302,164)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,360,580          2,577,289
Units outstanding, beginning                                    2,577,289                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       9,937,869          2,577,289
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $     12,156,222
Cost of units redeemed/account charges                                              (1,303,144)
Net investment income (loss)                                                           318,180
Net realized gain (loss)                                                                  (792)
Realized gain distributions                                                            484,646
Net change in unrealized appreciation (depreciation)                                (1,350,357)
                                                                              -----------------
Net assets                                                                    $     10,304,755
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               9,938  $           10,305               1.25%               -5.2%
12/31/2017                     1.09               2,577               2,818               1.25%                9.7%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -4.9%
12/31/2017                     1.10                   0                   0               1.00%               10.0%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -4.7%
12/31/2017                     1.10                   0                   0               0.75%               10.3%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -4.5%
12/31/2017                     1.10                   0                   0               0.50%               10.6%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -4.2%
12/31/2017                     1.11                   0                   0               0.25%               10.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -4.0%
12/31/2017                     1.11                   0                   0               0.00%               11.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO R6 CLASS - 02507J300

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    4,076,639   $     4,633,708          397,333
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (266,045)
                                     ---------------
Net assets                           $    3,810,594
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,810,594       3,660,000  $          1.04
Band 100                                         --              --             1.05
Band 75                                          --              --             1.05
Band 50                                          --              --             1.06
Band 25                                          --              --             1.06
Band 0                                           --              --             1.07
                                    ---------------  --------------
 Total                              $     3,810,594       3,660,000
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        152,354
Mortality & expense charges                                                           (24,704)
                                                                             -----------------
Net investment income (loss)                                                          127,650
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (14,884)
Realized gain distributions                                                           201,113
Net change in unrealized appreciation (depreciation)                                 (564,577)
                                                                             -----------------
Net gain (loss)                                                                      (378,348)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (250,698)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        127,650   $         18,525
Net realized gain (loss)                                          (14,884)                --
Realized gain distributions                                       201,113              9,089
Net change in unrealized appreciation (depreciation)             (564,577)             7,508
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (250,698)            35,122
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,391,727          1,070,132
Cost of units redeemed                                         (1,422,135)           (12,339)
Account charges                                                    (1,151)               (64)
                                                         -----------------  -----------------
Increase (decrease)                                             2,968,441          1,057,729
                                                         -----------------  -----------------
Net increase (decrease)                                         2,717,743          1,092,851
Net assets, beginning                                           1,092,851                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,810,594   $      1,092,851
                                                         =================  =================

Units sold                                                      4,008,572          1,797,044
Units redeemed                                                 (1,337,105)          (808,511)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,671,467            988,533
Units outstanding, beginning                                      988,533                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,660,000            988,533
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      5,461,859
Cost of units redeemed/account charges                                             (1,435,689)
Net investment income (loss)                                                          146,175
Net realized gain (loss)                                                              (14,884)
Realized gain distributions                                                           210,202
Net change in unrealized appreciation (depreciation)                                 (557,069)
                                                                             -----------------
Net assets                                                                   $      3,810,594
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               3,660  $            3,811               1.25%               -5.8%
12/31/2017                     1.11                 989               1,093               1.25%               11.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -5.6%
12/31/2017                     1.11                   0                   0               1.00%               11.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -5.3%
12/31/2017                     1.11                   0                   0               0.75%               11.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -5.1%
12/31/2017                     1.11                   0                   0               0.50%               12.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -4.9%
12/31/2017                     1.12                   0                   0               0.25%               12.3%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -4.6%
12/31/2017                     1.12                   0                   0               0.00%               12.6%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.2%
    2017        4.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO R6 CLASS - 02507J409

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,110,250  $     5,838,922          488,084
                                                       ===============  ===============
Receivables: investments sold                   1,451
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,111,701
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,111,701       4,889,451  $          1.05
Band 100                                         --              --             1.05
Band 75                                          --              --             1.06
Band 50                                          --              --             1.06
Band 25                                          --              --             1.07
Band 0                                           --              --             1.07
                                    ---------------  --------------
 Total                              $     5,111,701       4,889,451
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $        170,578
Mortality & expense charges                                                            (41,846)
                                                                              -----------------
Net investment income (loss)                                                           128,732
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,367)
Realized gain distributions                                                            236,581
Net change in unrealized appreciation (depreciation)                                  (741,456)
                                                                              -----------------
Net gain (loss)                                                                       (513,242)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (384,510)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        128,732   $         31,154
Net realized gain (loss)                                            (8,367)             6,849
Realized gain distributions                                        236,581             18,657
Net change in unrealized appreciation (depreciation)              (741,456)            12,784
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (384,510)            69,444
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         4,252,810          2,796,360
Cost of units redeemed                                            (732,552)          (888,846)
Account charges                                                       (863)              (142)
                                                          -----------------  -----------------
Increase (decrease)                                              3,519,395          1,907,372
                                                          -----------------  -----------------
Net increase (decrease)                                          3,134,885          1,976,816
Net assets, beginning                                            1,976,816                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      5,111,701   $      1,976,816
                                                          =================  =================

Units sold                                                       3,787,681          5,812,177
Units redeemed                                                    (669,424)        (4,040,983)
                                                          -----------------  -----------------
Net increase (decrease)                                          3,118,257          1,771,194
Units outstanding, beginning                                     1,771,194                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        4,889,451          1,771,194
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      7,049,170
Cost of units redeemed/account charges                                              (1,622,403)
Net investment income (loss)                                                           159,886
Net realized gain (loss)                                                                (1,518)
Realized gain distributions                                                            255,238
Net change in unrealized appreciation (depreciation)                                  (728,672)
                                                                              -----------------
Net assets                                                                    $      5,111,701
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               4,889  $            5,112               1.25%               -6.3%
12/31/2017                     1.12               1,771               1,977               1.25%               12.3%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -6.1%
12/31/2017                     1.12                   0                   0               1.00%               12.6%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -5.9%
12/31/2017                     1.12                   0                   0               0.75%               12.9%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -5.6%
12/31/2017                     1.12                   0                   0               0.50%               13.2%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -5.4%
12/31/2017                     1.13                   0                   0               0.25%               13.5%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -5.1%
12/31/2017                     1.13                   0                   0               0.00%               13.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.8%
    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO R6 CLASS - 02507J508

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,793,472  $      3,279,975          269,120
                                                      ================  ===============
Receivables: investments sold                    884
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,794,356
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,794,356       2,661,547  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     2,794,356       2,661,547
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        104,725
Mortality & expense charges                                                           (17,127)
                                                                             -----------------
Net investment income (loss)                                                           87,598
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  803
Realized gain distributions                                                           160,939
Net change in unrealized appreciation (depreciation)                                 (492,224)
                                                                             -----------------
Net gain (loss)                                                                      (330,482)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (242,884)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         87,598   $          9,554
Net realized gain (loss)                                              803                911
Realized gain distributions                                       160,939              3,862
Net change in unrealized appreciation (depreciation)             (492,224)             5,721
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (242,884)            20,048
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,029,258            572,674
Cost of units redeemed                                           (536,307)           (47,329)
Account charges                                                      (952)              (152)
                                                         -----------------  -----------------
Increase (decrease)                                             2,491,999            525,193
                                                         -----------------  -----------------
Net increase (decrease)                                         2,249,115            545,241
Net assets, beginning                                             545,241                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,794,356   $        545,241
                                                         =================  =================

Units sold                                                      2,875,449            885,559
Units redeemed                                                   (697,052)          (402,409)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,178,397            483,150
Units outstanding, beginning                                      483,150                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,661,547            483,150
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,601,932
Cost of units redeemed/account charges                                               (584,740)
Net investment income (loss)                                                           97,152
Net realized gain (loss)                                                                1,714
Realized gain distributions                                                           164,801
Net change in unrealized appreciation (depreciation)                                 (486,503)
                                                                             -----------------
Net assets                                                                   $      2,794,356
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               2,662  $            2,794               1.25%               -7.0%
12/31/2017                     1.13                 483                 545               1.25%               13.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -6.7%
12/31/2017                     1.13                   0                   0               1.00%               13.8%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -6.5%
12/31/2017                     1.13                   0                   0               0.75%               14.1%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -6.3%
12/31/2017                     1.14                   0                   0               0.50%               14.4%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -6.0%
12/31/2017                     1.14                   0                   0               0.25%               14.6%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -5.8%
12/31/2017                     1.14                   0                   0               0.00%               14.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.3%
    2017        4.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO R6 CLASS - 02507J607

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,358,994  $      5,079,059          411,225
                                                      ================  ===============
Receivables: investments sold                    534
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,359,528
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,359,528       4,123,659  $          1.06
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     4,359,528       4,123,659
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        139,638
Mortality & expense charges                                                           (36,273)
                                                                             -----------------
Net investment income (loss)                                                          103,365
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,233
Realized gain distributions                                                           249,431
Net change in unrealized appreciation (depreciation)                                 (748,398)
                                                                             -----------------
Net gain (loss)                                                                      (496,734)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (393,369)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        103,365   $         22,429
Net realized gain (loss)                                            2,233              1,512
Realized gain distributions                                       249,431             13,035
Net change in unrealized appreciation (depreciation)             (748,398)            28,333
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (393,369)            65,309
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,509,334          1,404,712
Cost of units redeemed                                           (139,752)           (85,187)
Account charges                                                    (1,463)               (56)
                                                         -----------------  -----------------
Increase (decrease)                                             3,368,119          1,319,469
                                                         -----------------  -----------------
Net increase (decrease)                                         2,974,750          1,384,778
Net assets, beginning                                           1,384,778                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,359,528   $      1,384,778
                                                         =================  =================

Units sold                                                      3,035,694          2,363,323
Units redeemed                                                   (125,419)        (1,149,939)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,910,275          1,213,384
Units outstanding, beginning                                    1,213,384                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,123,659          1,213,384
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,914,046
Cost of units redeemed/account charges                                               (226,458)
Net investment income (loss)                                                          125,794
Net realized gain (loss)                                                                3,745
Realized gain distributions                                                           262,466
Net change in unrealized appreciation (depreciation)                                 (720,065)
                                                                             -----------------
Net assets                                                                   $      4,359,528
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               4,124  $            4,360               1.25%               -7.4%
12/31/2017                     1.14               1,213               1,385               1.25%               14.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -7.1%
12/31/2017                     1.14                   0                   0               1.00%               15.1%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -6.9%
12/31/2017                     1.15                   0                   0               0.75%               15.4%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -6.7%
12/31/2017                     1.15                   0                   0               0.50%               15.7%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -6.4%
12/31/2017                     1.15                   0                   0               0.25%               16.0%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -6.2%
12/31/2017                     1.16                   0                   0               0.00%               16.3%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.9%
    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO R6 CLASS - 02507J706

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,979,331   $     3,573,746          287,026
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,399)
                                     ----------------
Net assets                           $     2,977,932
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,977,932       2,803,646  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.07
Band 50                                          --              --             1.08
Band 25                                          --              --             1.08
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     2,977,932       2,803,646
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        110,244
Mortality & expense charges                                                           (23,021)
                                                                             -----------------
Net investment income (loss)                                                           87,223
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,525
Realized gain distributions                                                           227,878
Net change in unrealized appreciation (depreciation)                                 (612,966)
                                                                             -----------------
Net gain (loss)                                                                      (376,563)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (289,340)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         87,223   $         15,904
Net realized gain (loss)                                            8,525                203
Realized gain distributions                                       227,878              8,595
Net change in unrealized appreciation (depreciation)             (612,966)            18,551
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (289,340)            43,253
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,929,488            788,677
Cost of units redeemed                                           (482,227)           (10,436)
Account charges                                                    (1,391)               (92)
                                                         -----------------  -----------------
Increase (decrease)                                             2,445,870            778,149
                                                         -----------------  -----------------
Net increase (decrease)                                         2,156,530            821,402
Net assets, beginning                                             821,402                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,977,932   $        821,402
                                                         =================  =================

Units sold                                                      2,515,310          1,352,854
Units redeemed                                                   (422,944)          (641,574)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,092,366            711,280
Units outstanding, beginning                                      711,280                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,803,646            711,280
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,718,165
Cost of units redeemed/account charges                                               (494,146)
Net investment income (loss)                                                          103,127
Net realized gain (loss)                                                                8,728
Realized gain distributions                                                           236,473
Net change in unrealized appreciation (depreciation)                                 (594,415)
                                                                             -----------------
Net assets                                                                   $      2,977,932
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               2,804  $            2,978               1.25%               -8.0%
12/31/2017                     1.15                 711                 821               1.25%               16.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -7.8%
12/31/2017                     1.16                   0                   0               1.00%               16.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -7.6%
12/31/2017                     1.16                   0                   0               0.75%               17.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -7.3%
12/31/2017                     1.16                   0                   0               0.50%               17.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -7.1%
12/31/2017                     1.17                   0                   0               0.25%               17.6%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -6.9%
12/31/2017                     1.17                   0                   0               0.00%               17.8%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.8%
    2017        4.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO R6 CLASS - 02507J805

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,494,308   $     2,958,865          231,813
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,461)
                                     ----------------
Net assets                           $     2,490,847
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,490,847       2,337,327  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.08
Band 25                                          --              --             1.09
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     2,490,847       2,337,327
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         73,954
Mortality & expense charges                                                           (16,167)
                                                                             -----------------
Net investment income (loss)                                                           57,787
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,685
Realized gain distributions                                                           145,431
Net change in unrealized appreciation (depreciation)                                 (480,336)
                                                                             -----------------
Net gain (loss)                                                                      (326,220)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (268,433)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,787   $          8,287
Net realized gain (loss)                                            8,685                206
Realized gain distributions                                       145,431              3,976
Net change in unrealized appreciation (depreciation)             (480,336)            15,779
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (268,433)            28,248
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,496,410            527,288
Cost of units redeemed                                           (267,572)           (24,057)
Account charges                                                      (884)              (153)
                                                         -----------------  -----------------
Increase (decrease)                                             2,227,954            503,078
                                                         -----------------  -----------------
Net increase (decrease)                                         1,959,521            531,326
Net assets, beginning                                             531,326                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,490,847   $        531,326
                                                         =================  =================

Units sold                                                      2,111,988            870,184
Units redeemed                                                   (230,837)          (414,008)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,881,151            456,176
Units outstanding, beginning                                      456,176                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,337,327            456,176
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,023,698
Cost of units redeemed/account charges                                               (292,666)
Net investment income (loss)                                                           66,074
Net realized gain (loss)                                                                8,891
Realized gain distributions                                                           149,407
Net change in unrealized appreciation (depreciation)                                 (464,557)
                                                                             -----------------
Net assets                                                                   $      2,490,847
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               2,337  $            2,491               1.25%               -8.5%
12/31/2017                     1.16                 456                 531               1.25%               17.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -8.3%
12/31/2017                     1.17                   0                   0               1.00%               17.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -8.0%
12/31/2017                     1.17                   0                   0               0.75%               18.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -7.8%
12/31/2017                     1.17                   0                   0               0.50%               18.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -7.6%
12/31/2017                     1.18                   0                   0               0.25%               18.6%
12/31/2016                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -7.3%
12/31/2017                     1.18                   0                   0               0.00%               18.9%
12/31/2016                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.9%
    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO R6 CLASS - 02507J888

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,255,437   $     1,482,156          113,511
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,921)
                                     ----------------
Net assets                           $     1,249,516
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,249,516       1,171,549  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.08
Band 25                                          --              --             1.09
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     1,249,516       1,171,549
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         38,061
Mortality & expense charges                                                            (9,659)
                                                                             -----------------
Net investment income (loss)                                                           28,402
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  868
Realized gain distributions                                                            62,083
Net change in unrealized appreciation (depreciation)                                 (231,985)
                                                                             -----------------
Net gain (loss)                                                                      (169,034)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (140,632)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,402   $          3,675
Net realized gain (loss)                                              868                604
Realized gain distributions                                        62,083              1,852
Net change in unrealized appreciation (depreciation)             (231,985)             5,266
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (140,632)            11,397
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,194,001            235,623
Cost of units redeemed                                            (30,176)           (20,057)
Account charges                                                      (316)              (324)
                                                         -----------------  -----------------
Increase (decrease)                                             1,163,509            215,242
                                                         -----------------  -----------------
Net increase (decrease)                                         1,022,877            226,639
Net assets, beginning                                             226,639                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,249,516   $        226,639
                                                         =================  =================

Units sold                                                      1,004,108            341,102
Units redeemed                                                    (26,332)          (147,329)
                                                         -----------------  -----------------
Net increase (decrease)                                           977,776            193,773
Units outstanding, beginning                                      193,773                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,171,549            193,773
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,429,624
Cost of units redeemed/account charges                                                (50,873)
Net investment income (loss)                                                           32,077
Net realized gain (loss)                                                                1,472
Realized gain distributions                                                            63,935
Net change in unrealized appreciation (depreciation)                                 (226,719)
                                                                             -----------------
Net assets                                                                   $      1,249,516
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,172  $            1,250               1.25%               -8.8%
12/31/2017                     1.17                 194                 227               1.25%               17.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -8.6%
12/31/2017                     1.17                   0                   0               1.00%               18.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -8.4%
12/31/2017                     1.18                   0                   0               0.75%               18.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -8.1%
12/31/2017                     1.18                   0                   0               0.50%               18.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -7.9%
12/31/2017                     1.18                   0                   0               0.25%               19.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -7.7%
12/31/2017                     1.19                   0                   0               0.00%               19.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO R6 CLASS - 02507J870

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        97,051   $       111,495            8,657
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,094)
                                     ----------------
Net assets                           $        93,957
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       93,957          88,141  $          1.07
Band 100                                        --              --             1.07
Band 75                                         --              --             1.08
Band 50                                         --              --             1.08
Band 25                                         --              --             1.09
Band 0                                          --              --             1.09
                                    --------------  --------------
 Total                              $       93,957          88,141
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,476
Mortality & expense charges                                                              (473)
                                                                             -----------------
Net investment income (loss)                                                            2,003
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  316
Realized gain distributions                                                             2,246
Net change in unrealized appreciation (depreciation)                                  (14,680)
                                                                             -----------------
Net gain (loss)                                                                       (12,118)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (10,115)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,003   $             71
Net realized gain (loss)                                              316                 32
Realized gain distributions                                         2,246                 19
Net change in unrealized appreciation (depreciation)              (14,680)               236
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (10,115)               358
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          108,123              7,089
Cost of units redeemed                                             (9,494)            (1,908)
Account charges                                                       (56)               (40)
                                                         -----------------  -----------------
Increase (decrease)                                                98,573              5,141
                                                         -----------------  -----------------
Net increase (decrease)                                            88,458              5,499
Net assets, beginning                                               5,499                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         93,957   $          5,499
                                                         =================  =================

Units sold                                                         91,847             12,326
Units redeemed                                                     (8,399)            (7,633)
                                                         -----------------  -----------------
Net increase (decrease)                                            83,448              4,693
Units outstanding, beginning                                        4,693                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          88,141              4,693
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        115,212
Cost of units redeemed/account charges                                                (11,498)
Net investment income (loss)                                                            2,074
Net realized gain (loss)                                                                  348
Realized gain distributions                                                             2,265
Net change in unrealized appreciation (depreciation)                                  (14,444)
                                                                             -----------------
Net assets                                                                   $         93,957
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  88  $               94               1.25%               -9.0%
12/31/2017                     1.17                   5                   5               1.25%               18.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -8.8%
12/31/2017                     1.17                   0                   0               1.00%               18.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -8.6%
12/31/2017                     1.18                   0                   0               0.75%               18.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -8.3%
12/31/2017                     1.18                   0                   0               0.50%               19.1%
12/31/2016                     0.99                   0                   0               0.50%               -0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -8.1%
12/31/2017                     1.18                   0                   0               0.25%               19.4%
12/31/2016                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -7.9%
12/31/2017                     1.19                   0                   0               0.00%               19.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY MID CAP VALUE FUND R6 CLASS - 025076357

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,367,980  $      6,636,309          398,513
                                                      ================  ===============
Receivables: investments sold                 14,650
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,382,630
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,382,630       5,732,593  $          0.94
Band 100                                         --              --             0.94
Band 75                                          --              --             0.95
Band 50                                          --              --             0.95
Band 25                                          --              --             0.96
Band 0                                           --              --             0.96
                                    ---------------  --------------
 Total                              $     5,382,630       5,732,593
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         47,333
Mortality & expense charges                                                           (29,161)
                                                                             -----------------
Net investment income (loss)                                                           18,172
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (33,529)
Realized gain distributions                                                           527,524
Net change in unrealized appreciation (depreciation)                               (1,238,641)
                                                                             -----------------
Net gain (loss)                                                                      (744,646)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (726,474)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,172   $         15,966
Net realized gain (loss)                                          (33,529)            45,711
Realized gain distributions                                       527,524             96,477
Net change in unrealized appreciation (depreciation)           (1,238,641)           (29,688)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (726,474)           128,466
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,451,694          3,044,356
Cost of units redeemed                                         (1,658,644)        (1,849,225)
Account charges                                                    (3,732)            (3,811)
                                                         -----------------  -----------------
Increase (decrease)                                             4,789,318          1,191,320
                                                         -----------------  -----------------
Net increase (decrease)                                         4,062,844          1,319,786
Net assets, beginning                                           1,319,786                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,382,630   $      1,319,786
                                                         =================  =================

Units sold                                                      6,188,088          2,989,506
Units redeemed                                                 (1,667,859)        (1,777,142)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,520,229          1,212,364
Units outstanding, beginning                                    1,212,364                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,732,593          1,212,364
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      9,496,050
Cost of units redeemed/account charges                                            (3,515,412)
Net investment income (loss)                                                          34,138
Net realized gain (loss)                                                              12,182
Realized gain distributions                                                          624,001
Net change in unrealized appreciation (depreciation)                              (1,268,329)
                                                                            -----------------
Net assets                                                                  $      5,382,630
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94               5,733  $            5,383               1.25%              -13.7%
12/31/2017                     1.09               1,212               1,320               1.25%               10.6%
12/31/2016                     0.98                   0                   0               1.25%               -1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -13.5%
12/31/2017                     1.09                   0                   0               1.00%               10.9%
12/31/2016                     0.98                   0                   0               1.00%               -1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%              -13.3%
12/31/2017                     1.09                   0                   0               0.75%               11.1%
12/31/2016                     0.98                   0                   0               0.75%               -1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -13.1%
12/31/2017                     1.10                   0                   0               0.50%               11.4%
12/31/2016                     0.98                   0                   0               0.50%               -1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%              -12.9%
12/31/2017                     1.10                   0                   0               0.25%               11.7%
12/31/2016                     0.99                   0                   0               0.25%               -1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%              -12.7%
12/31/2017                     1.10                   0                   0               0.00%               12.0%
12/31/2016                     0.99                   0                   0               0.00%               -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        5.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY REAL ESTATE FUND R6 CLASS - 025076282

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       283,553  $        325,733           11,364
                                                      ================  ===============
Receivables: investments sold                    559
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       284,112
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       284,112         287,927  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $       284,112         287,927
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         11,869
Mortality & expense charges                                                            (4,450)
                                                                             -----------------
Net investment income (loss)                                                            7,419
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (18,758)
Realized gain distributions                                                            12,299
Net change in unrealized appreciation (depreciation)                                  (26,711)
                                                                             -----------------
Net gain (loss)                                                                       (33,170)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (25,751)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,419   $           (365)
Net realized gain (loss)                                          (18,758)             3,652
Realized gain distributions                                        12,299             22,516
Net change in unrealized appreciation (depreciation)              (26,711)           (15,469)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (25,751)            10,334
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           60,133            632,314
Cost of units redeemed                                           (282,464)          (109,472)
Account charges                                                      (925)               (57)
                                                         -----------------  -----------------
Increase (decrease)                                              (223,256)           522,785
                                                         -----------------  -----------------
Net increase (decrease)                                          (249,007)           533,119
Net assets, beginning                                             533,119                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        284,112   $        533,119
                                                         =================  =================

Units sold                                                         59,364            613,734
Units redeemed                                                   (280,168)          (105,003)
                                                         -----------------  -----------------
Net increase (decrease)                                          (220,804)           508,731
Units outstanding, beginning                                      508,731                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         287,927            508,731
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        692,447
Cost of units redeemed/account charges                                               (392,918)
Net investment income (loss)                                                            7,054
Net realized gain (loss)                                                              (15,106)
Realized gain distributions                                                            34,815
Net change in unrealized appreciation (depreciation)                                  (42,180)
                                                                             -----------------
Net assets                                                                   $        284,112
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 288  $              284               1.25%               -5.8%
12/31/2017                     1.05                 509                 533               1.25%                4.2%
12/31/2016                     1.01                   0                   0               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -5.6%
12/31/2017                     1.05                   0                   0               1.00%                4.5%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -5.4%
12/31/2017                     1.05                   0                   0               0.75%                4.8%
12/31/2016                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -5.1%
12/31/2017                     1.06                   0                   0               0.50%                5.0%
12/31/2016                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -4.9%
12/31/2017                     1.06                   0                   0               0.25%                5.3%
12/31/2016                     1.01                   0                   0               0.25%                0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -4.6%
12/31/2017                     1.06                   0                   0               0.00%                5.5%
12/31/2016                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY SMALL CAP VALUE FUND R6 CLASS - 025076324

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        336,018  $       436,124           54,460
                                                       ===============  ===============
Receivables: investments sold                   3,065
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        339,083
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       239,004         266,682  $         0.90
Band 100                                        --              --            0.90
Band 75                                    100,079         110,522            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $       339,083         377,204
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,127
Mortality & expense charges                                                            (1,539)
                                                                             -----------------
Net investment income (loss)                                                              588
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (40,599)
Realized gain distributions                                                            66,785
Net change in unrealized appreciation (depreciation)                                 (100,106)
                                                                             -----------------
Net gain (loss)                                                                       (73,920)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (73,332)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            588   $             --
Net realized gain (loss)                                          (40,599)                --
Realized gain distributions                                        66,785                 --
Net change in unrealized appreciation (depreciation)             (100,106)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (73,332)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          508,879                 --
Cost of units redeemed                                            (96,452)                --
Account charges                                                       (12)                --
                                                         -----------------  ----------------
Increase (decrease)                                               412,415                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           339,083                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        339,083   $             --
                                                         =================  ================

Units sold                                                        645,700                 --
Units redeemed                                                   (268,496)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           377,204                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         377,204                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        508,879
Cost of units redeemed/account charges                                                (96,464)
Net investment income (loss)                                                              588
Net realized gain (loss)                                                              (40,599)
Realized gain distributions                                                            66,785
Net change in unrealized appreciation (depreciation)                                 (100,106)
                                                                             -----------------
Net assets                                                                   $        339,083
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                 267  $              239               1.25%              -17.8%
12/31/2017                     1.09                   0                   0               1.25%                9.2%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -17.6%
12/31/2017                     1.09                   0                   0               1.00%                9.5%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                 111  $              100               0.75%              -17.4%
12/31/2017                     1.10                   0                   0               0.75%                9.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -17.2%
12/31/2017                     1.10                   0                   0               0.50%               10.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -17.0%
12/31/2017                     1.10                   0                   0               0.25%               10.3%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -16.7%
12/31/2017                     1.10                   0                   0               0.00%               10.6%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FD. R6 CL. - 025085622

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,252,999  $      1,523,462          186,458
                                                      ================  ===============
Receivables: investments sold                    341
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,253,340
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,253,340       1,172,750  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     1,253,340       1,172,750
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         19,295
Mortality & expense charges                                                            (13,675)
                                                                              -----------------
Net investment income (loss)                                                             5,620
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,154)
Realized gain distributions                                                            117,753
Net change in unrealized appreciation (depreciation)                                  (240,514)
                                                                              -----------------
Net gain (loss)                                                                       (126,915)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (121,295)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,620   $        (14,141)
Net realized gain (loss)                                           (4,154)           313,018
Realized gain distributions                                       117,753             50,328
Net change in unrealized appreciation (depreciation)             (240,514)           (29,949)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (121,295)           319,256
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,075,603          3,983,554
Cost of units redeemed                                           (339,781)        (3,662,482)
Account charges                                                    (1,406)              (109)
                                                         -----------------  -----------------
Increase (decrease)                                               734,416            320,963
                                                         -----------------  -----------------
Net increase (decrease)                                           613,121            640,219
Net assets, beginning                                             640,219                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,253,340   $        640,219
                                                         =================  =================

Units sold                                                        921,142          3,763,356
Units redeemed                                                   (295,075)        (3,216,673)
                                                         -----------------  -----------------
Net increase (decrease)                                           626,067            546,683
Units outstanding, beginning                                      546,683                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,172,750            546,683
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,059,157
Cost of units redeemed/account charges                                           (4,003,778)
Net investment income (loss)                                                         (8,521)
Net realized gain (loss)                                                            308,864
Realized gain distributions                                                         168,081
Net change in unrealized appreciation (depreciation)                               (270,463)
                                                                            ----------------
Net assets                                                                  $     1,253,340
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,173  $            1,253               1.25%               -8.7%
12/31/2017                     1.17                 547                 640               1.25%               18.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -8.5%
12/31/2017                     1.17                   0                   0               1.00%               18.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -8.3%
12/31/2017                     1.18                   0                   0               0.75%               18.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -8.1%
12/31/2017                     1.18                   0                   0               0.50%               19.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -7.8%
12/31/2017                     1.18                   0                   0               0.25%               19.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -7.6%
12/31/2017                     1.19                   0                   0               0.00%               19.5%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FD. R6 CLASS - 025085630

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,480,130   $    1,795,457          256,521
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (19,883)
                                     ----------------
Net assets                           $     1,460,247
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,460,247       1,387,073  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,460,247       1,387,073
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         25,735
Mortality & expense charges                                                            (14,676)
                                                                              -----------------
Net investment income (loss)                                                            11,059
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,532)
Realized gain distributions                                                            131,753
Net change in unrealized appreciation (depreciation)                                  (264,740)
                                                                              -----------------
Net gain (loss)                                                                       (140,519)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (129,460)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,059   $         11,242
Net realized gain (loss)                                           (7,532)           167,538
Realized gain distributions                                       131,753             62,746
Net change in unrealized appreciation (depreciation)             (264,740)           (50,587)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (129,460)           190,939
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,194,711          3,348,331
Cost of units redeemed                                           (326,061)        (2,817,383)
Account charges                                                      (726)              (104)
                                                         -----------------  -----------------
Increase (decrease)                                               867,924            530,844
                                                         -----------------  -----------------
Net increase (decrease)                                           738,464            721,783
Net assets, beginning                                             721,783                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,460,247   $        721,783
                                                         =================  =================

Units sold                                                      1,038,770          3,176,187
Units redeemed                                                   (287,767)        (2,540,117)
                                                         -----------------  -----------------
Net increase (decrease)                                           751,003            636,070
Units outstanding, beginning                                      636,070                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,387,073            636,070
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,543,042
Cost of units redeemed/account charges                                           (3,144,274)
Net investment income (loss)                                                         22,301
Net realized gain (loss)                                                            160,006
Realized gain distributions                                                         194,499
Net change in unrealized appreciation (depreciation)                               (315,327)
                                                                            ----------------
Net assets                                                                  $     1,460,247
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               1,387  $            1,460               1.25%               -7.2%
12/31/2017                     1.13                 636                 722               1.25%               14.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -7.0%
12/31/2017                     1.14                   0                   0               1.00%               14.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -6.8%
12/31/2017                     1.14                   0                   0               0.75%               14.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -6.5%
12/31/2017                     1.14                   0                   0               0.50%               15.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -6.3%
12/31/2017                     1.15                   0                   0               0.25%               15.3%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -6.1%
12/31/2017                     1.15                   0                   0               0.00%               15.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        8.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY ULTRA FUND R6 CLASS - 02508H444

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       945,979  $      1,108,577           22,528
                                                      ================  ===============
Receivables: investments sold                    657
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       946,636
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       946,636         730,849  $         1.30
Band 100                                        --              --            1.30
Band 75                                         --              --            1.31
Band 50                                         --              --            1.32
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       946,636         730,849
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (2,534)
                                                                              -----------------
Net investment income (loss)                                                            (2,534)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (988)
Realized gain distributions                                                             68,886
Net change in unrealized appreciation (depreciation)                                  (162,598)
                                                                              -----------------
Net gain (loss)                                                                        (94,700)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (97,234)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,534)  $             --
Net realized gain (loss)                                             (988)                --
Realized gain distributions                                        68,886                 --
Net change in unrealized appreciation (depreciation)             (162,598)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (97,234)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,070,453                 --
Cost of units redeemed                                            (25,824)                --
Account charges                                                      (759)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,043,870                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           946,636                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        946,636   $             --
                                                         =================  ================

Units sold                                                        749,335                 --
Units redeemed                                                    (18,486)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           730,849                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         730,849                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,070,453
Cost of units redeemed/account charges                                                 (26,583)
Net investment income (loss)                                                            (2,534)
Net realized gain (loss)                                                                  (988)
Realized gain distributions                                                             68,886
Net change in unrealized appreciation (depreciation)                                  (162,598)
                                                                              -----------------
Net assets                                                                    $        946,636
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                 731  $              947               1.25%               -0.3%
12/31/2017                     1.30                   0                   0               1.25%               30.8%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%                0.0%
12/31/2017                     1.30                   0                   0               1.00%               31.1%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.75%                0.2%
12/31/2017                     1.31                   0                   0               0.75%               31.4%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.50%                0.5%
12/31/2017                     1.31                   0                   0               0.50%               31.7%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%                0.7%
12/31/2017                     1.31                   0                   0               0.25%               32.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.00%                1.0%
12/31/2017                     1.32                   0                   0               0.00%               32.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORT. R6 CLASS - 02507J102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,588,036  $      1,769,004          160,895
                                                      ================  ===============
Receivables: investments sold                    276
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,588,312
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,588,312       1,540,244  $          1.03
Band 100                                         --              --             1.04
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     1,588,312       1,540,244
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         48,897
Mortality & expense charges                                                           (11,032)
                                                                             -----------------
Net investment income (loss)                                                           37,865
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,211
Realized gain distributions                                                            65,776
Net change in unrealized appreciation (depreciation)                                 (185,681)
                                                                             -----------------
Net gain (loss)                                                                      (118,694)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (80,829)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,865   $          5,375
Net realized gain (loss)                                            1,211                114
Realized gain distributions                                        65,776              4,062
Net change in unrealized appreciation (depreciation)             (185,681)             4,713
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (80,829)            14,264
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,221,888            463,355
Cost of units redeemed                                         (1,018,638)           (10,669)
Account charges                                                      (990)               (69)
                                                         -----------------  -----------------
Increase (decrease)                                             1,202,260            452,617
                                                         -----------------  -----------------
Net increase (decrease)                                         1,121,431            466,881
Net assets, beginning                                             466,881                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,588,312   $        466,881
                                                         =================  =================

Units sold                                                      2,058,682            860,264
Units redeemed                                                   (948,285)          (430,417)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,110,397            429,847
Units outstanding, beginning                                      429,847                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,540,244            429,847
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,685,243
Cost of units redeemed/account charges                                             (1,030,366)
Net investment income (loss)                                                           43,240
Net realized gain (loss)                                                                1,325
Realized gain distributions                                                            69,838
Net change in unrealized appreciation (depreciation)                                 (180,968)
                                                                             -----------------
Net assets                                                                   $      1,588,312
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03               1,540  $            1,588               1.25%               -5.1%
12/31/2017                     1.09                 430                 467               1.25%                9.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -4.8%
12/31/2017                     1.09                   0                   0               1.00%                9.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -4.6%
12/31/2017                     1.09                   0                   0               0.75%                9.6%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -4.3%
12/31/2017                     1.09                   0                   0               0.50%                9.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -4.1%
12/31/2017                     1.10                   0                   0               0.25%               10.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -3.9%
12/31/2017                     1.10                   0                   0               0.00%               10.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.8%
    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: CONSER. FUND R6 CLASS - 025085648

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,051,028  $     1,194,813          204,878
                                                       ===============  ===============
Receivables: investments sold                   1,263
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,052,291
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,052,291       1,019,473  $          1.03
Band 100                                         --              --             1.04
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     1,052,291       1,019,473
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         20,508
Mortality & expense charges                                                            (12,113)
                                                                              -----------------
Net investment income (loss)                                                             8,395
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,547)
Realized gain distributions                                                             52,858
Net change in unrealized appreciation (depreciation)                                  (117,894)
                                                                              -----------------
Net gain (loss)                                                                        (67,583)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (59,188)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          8,395   $          4,325
Net realized gain (loss)                                            (2,547)             5,795
Realized gain distributions                                         52,858             39,582
Net change in unrealized appreciation (depreciation)              (117,894)           (25,891)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (59,188)            23,811
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           519,735            993,856
Cost of units redeemed                                            (259,749)          (164,793)
Account charges                                                     (1,222)              (159)
                                                          -----------------  -----------------
Increase (decrease)                                                258,764            828,904
                                                          -----------------  -----------------
Net increase (decrease)                                            199,576            852,715
Net assets, beginning                                              852,715                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,052,291   $        852,715
                                                          =================  =================

Units sold                                                         481,323            933,596
Units redeemed                                                    (241,901)          (153,545)
                                                          -----------------  -----------------
Net increase (decrease)                                            239,422            780,051
Units outstanding, beginning                                       780,051                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,019,473            780,051
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,513,591
Cost of units redeemed/account charges                                               (425,923)
Net investment income (loss)                                                           12,720
Net realized gain (loss)                                                                3,248
Realized gain distributions                                                            92,440
Net change in unrealized appreciation (depreciation)                                 (143,785)
                                                                             -----------------
Net assets                                                                   $      1,052,291
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03               1,019  $            1,052               1.25%               -5.6%
12/31/2017                     1.09                 780                 853               1.25%                9.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -5.3%
12/31/2017                     1.10                   0                   0               1.00%               10.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -5.1%
12/31/2017                     1.10                   0                   0               0.75%               10.4%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -4.9%
12/31/2017                     1.10                   0                   0               0.50%               10.7%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -4.6%
12/31/2017                     1.10                   0                   0               0.25%               10.9%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -4.4%
12/31/2017                     1.11                   0                   0               0.00%               11.2%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND R6 CLASS - 025081597
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FUND INVESTOR CLASS - 025085705

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    28,631,590  $     32,839,039        4,216,728
                                                      ================  ===============
Receivables: investments sold                 30,694
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    28,662,284
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   28,662,284      12,547,293  $          2.28
Band 100                                        --              --             2.37
Band 75                                         --              --             2.47
Band 50                                         --              --             2.56
Band 25                                         --              --             2.66
Band 0                                          --              --             2.81
                                    --------------  --------------
 Total                              $   28,662,284      12,547,293
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       371,412
Mortality & expense charges                                                        (453,691)
                                                                            ----------------
Net investment income (loss)                                                        (82,279)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            881,491
Realized gain distributions                                                       2,885,962
Net change in unrealized appreciation (depreciation)                             (6,552,002)
                                                                            ----------------
Net gain (loss)                                                                  (2,784,549)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,866,828)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (82,279)  $        (91,987)
Net realized gain (loss)                                          881,491          2,372,152
Realized gain distributions                                     2,885,962          3,310,330
Net change in unrealized appreciation (depreciation)           (6,552,002)         2,964,082
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,866,828)         8,554,577
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,794,981          5,861,059
Cost of units redeemed                                        (14,559,481)       (24,478,390)
Account charges                                                    (9,083)           (15,162)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,773,583)       (18,632,493)
                                                         -----------------  -----------------
Net increase (decrease)                                       (12,640,411)       (10,077,916)
Net assets, beginning                                          41,302,695         51,380,611
                                                         -----------------  -----------------
Net assets, ending                                       $     28,662,284   $     41,302,695
                                                         =================  =================

Units sold                                                      1,968,706          2,559,633
Units redeemed                                                 (5,853,135)       (10,199,138)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,884,429)        (7,639,505)
Units outstanding, beginning                                   16,431,722         24,071,227
                                                         -----------------  -----------------
Units outstanding, ending                                      12,547,293         16,431,722
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    102,735,037
Cost of units redeemed/account charges                                           (98,106,899)
Net investment income (loss)                                                        (138,520)
Net realized gain (loss)                                                           4,186,281
Realized gain distributions                                                       24,193,834
Net change in unrealized appreciation (depreciation)                              (4,207,449)
                                                                            -----------------
Net assets                                                                  $     28,662,284
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28              12,547  $           28,662               1.25%               -9.1%
12/31/2017                     2.51              16,432              41,303               1.25%               17.8%
12/31/2016                     2.13              24,071              51,381               1.25%                5.2%
12/31/2015                     2.03              24,401              49,496               1.25%               -2.6%
12/31/2014                     2.08              24,691              51,411               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37                   0  $                0               1.00%               -8.9%
12/31/2017                     2.60                   0                   0               1.00%               18.1%
12/31/2016                     2.21                   0                   0               1.00%                5.5%
12/31/2015                     2.09                   0                   0               1.00%               -2.3%
12/31/2014                     2.14                   0                   0               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.75%               -8.7%
12/31/2017                     2.70                   0                   0               0.75%               18.3%
12/31/2016                     2.28                   0                   0               0.75%                5.8%
12/31/2015                     2.16                   0                   0               0.75%               -2.1%
12/31/2014                     2.20                   0                   0               0.75%                6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.50%               -8.4%
12/31/2017                     2.80                   0                   0               0.50%               18.6%
12/31/2016                     2.36                   0                   0               0.50%                6.0%
12/31/2015                     2.22                   0                   0               0.50%               -1.8%
12/31/2014                     2.27                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                   0  $                0               0.25%               -8.2%
12/31/2017                     2.90                   0                   0               0.25%               18.9%
12/31/2016                     2.44                   0                   0               0.25%                6.3%
12/31/2015                     2.29                   0                   0               0.25%               -1.6%
12/31/2014                     2.33                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                   0  $                0               0.00%               -8.0%
12/31/2017                     3.05                   0                   0               0.00%               19.2%
12/31/2016                     2.56                   0                   0               0.00%                6.6%
12/31/2015                     2.40                 508               1,221               0.00%               -1.4%
12/31/2014                     2.44                 496               1,210               0.00%                7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.2%
    2016        1.4%
    2015        1.0%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY STRATEGIC ALLOC.: CONSERVATIVE FUND INVESTOR CLASS -
                                  025085101

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,531,464  $     7,221,002        1,273,189
                                                       ===============  ===============
Receivables: investments sold                   3,545
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,535,009
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,535,009       3,667,935  $          1.78
Band 100                                         --              --             1.85
Band 75                                          --              --             1.92
Band 50                                          --              --             2.00
Band 25                                          --              --             2.08
Band 0                                           --              --             2.19
                                    ---------------  --------------
 Total                              $     6,535,009       3,667,935
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        122,826
Mortality & expense charges                                                          (99,641)
                                                                            -----------------
Net investment income (loss)                                                          23,185
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,506
Realized gain distributions                                                          349,086
Net change in unrealized appreciation (depreciation)                                (829,589)
                                                                            -----------------
Net gain (loss)                                                                     (450,997)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (427,812)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         23,185   $        (18,515)
Net realized gain (loss)                                           29,506            252,973
Realized gain distributions                                       349,086            426,948
Net change in unrealized appreciation (depreciation)             (829,589)           454,982
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (427,812)         1,116,388
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,060,337          1,780,336
Cost of units redeemed                                         (3,096,536)        (7,753,576)
Account charges                                                    (1,435)            (4,313)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,037,634)        (5,977,553)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,465,446)        (4,861,165)
Net assets, beginning                                           9,000,455         13,861,620
                                                         -----------------  -----------------
Net assets, ending                                       $      6,535,009   $      9,000,455
                                                         =================  =================

Units sold                                                        576,443            989,929
Units redeemed                                                 (1,662,358)        (4,249,641)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,085,915)        (3,259,712)
Units outstanding, beginning                                    4,753,850          8,013,562
                                                         -----------------  -----------------
Units outstanding, ending                                       3,667,935          4,753,850
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    38,735,585
Cost of units redeemed/account charges                                          (36,500,938)
Net investment income (loss)                                                        199,954
Net realized gain (loss)                                                            761,431
Realized gain distributions                                                       4,028,515
Net change in unrealized appreciation (depreciation)                               (689,538)
                                                                            ----------------
Net assets                                                                  $     6,535,009
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78               3,668  $            6,535               1.25%               -5.9%
12/31/2017                     1.89               4,754               9,000               1.25%                9.5%
12/31/2016                     1.73               8,014              13,862               1.25%                3.7%
12/31/2015                     1.67               8,101              13,508               1.25%               -2.6%
12/31/2014                     1.71               7,101              12,157               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               1.00%               -5.7%
12/31/2017                     1.96                   0                   0               1.00%                9.7%
12/31/2016                     1.79                   0                   0               1.00%                4.0%
12/31/2015                     1.72                   0                   0               1.00%               -2.4%
12/31/2014                     1.76                   0                   0               1.00%                5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               0.75%               -5.4%
12/31/2017                     2.03                   0                   0               0.75%               10.0%
12/31/2016                     1.85                   0                   0               0.75%                4.3%
12/31/2015                     1.77                   0                   0               0.75%               -2.1%
12/31/2014                     1.81                   0                   0               0.75%                5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.50%               -5.2%
12/31/2017                     2.11                   0                   0               0.50%               10.3%
12/31/2016                     1.91                   0                   0               0.50%                4.5%
12/31/2015                     1.83                   0                   0               0.50%               -1.9%
12/31/2014                     1.86                   0                   0               0.50%                5.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.25%               -4.9%
12/31/2017                     2.18                   0                   0               0.25%               10.6%
12/31/2016                     1.97                   0                   0               0.25%                4.8%
12/31/2015                     1.88                   0                   0               0.25%               -1.6%
12/31/2014                     1.92                   0                   0               0.25%                6.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.00%               -4.7%
12/31/2017                     2.30                   0                   0               0.00%               10.8%
12/31/2016                     2.08                   0                   0               0.00%                5.0%
12/31/2015                     1.98                 465                 919               0.00%               -1.4%
12/31/2014                     2.00                 525               1,051               0.00%                6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.2%
    2016        1.1%
    2015        0.4%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FUND INVESTOR CLASS - 025085408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     58,769,910  $    68,944,602       10,167,804
                                                       ===============  ===============
Receivables: investments sold                   4,032
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     58,773,942
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   58,773,942      27,956,014  $          2.10
Band 100                                        --              --             2.18
Band 75                                         --              --             2.27
Band 50                                         --              --             2.36
Band 25                                         --              --             2.45
Band 0                                          --              --             2.59
                                    --------------  --------------
 Total                              $   58,773,942      27,956,014
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       904,909
Mortality & expense charges                                                        (849,920)
                                                                            ----------------
Net investment income (loss)                                                         54,989
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            199,006
Realized gain distributions                                                       5,198,368
Net change in unrealized appreciation (depreciation)                            (10,092,618)
                                                                            ----------------
Net gain (loss)                                                                  (4,695,244)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (4,640,255)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         54,989   $        134,631
Net realized gain (loss)                                          199,006          1,691,035
Realized gain distributions                                     5,198,368          7,030,535
Net change in unrealized appreciation (depreciation)          (10,092,618)         3,001,569
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,640,255)        11,857,770
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,847,843         15,466,908
Cost of units redeemed                                        (22,640,804)       (44,841,250)
Account charges                                                   (77,299)           (45,464)
                                                         -----------------  -----------------
Increase (decrease)                                           (10,870,260)       (29,419,806)
                                                         -----------------  -----------------
Net increase (decrease)                                       (15,510,515)       (17,562,036)
Net assets, beginning                                          74,284,457         91,846,493
                                                         -----------------  -----------------
Net assets, ending                                       $     58,773,942   $     74,284,457
                                                         =================  =================

Units sold                                                      5,361,131          7,368,056
Units redeemed                                                (10,079,801)       (20,630,813)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,718,670)       (13,262,757)
Units outstanding, beginning                                   32,674,684         45,937,441
                                                         -----------------  -----------------
Units outstanding, ending                                      27,956,014         32,674,684
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    225,068,693
Cost of units redeemed/account charges                                          (203,652,932)
Net investment income (loss)                                                         963,804
Net realized gain (loss)                                                           6,659,837
Realized gain distributions                                                       39,909,232
Net change in unrealized appreciation (depreciation)                             (10,174,692)
                                                                            -----------------
Net assets                                                                  $     58,773,942
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10              27,956  $           58,774               1.25%               -7.5%
12/31/2017                     2.27              32,675              74,284               1.25%               13.7%
12/31/2016                     2.00              45,937              91,846               1.25%                5.0%
12/31/2015                     1.90              45,861              87,329               1.25%               -3.0%
12/31/2014                     1.96              44,917              88,172               1.25%                5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               1.00%               -7.3%
12/31/2017                     2.36                   0                   0               1.00%               14.0%
12/31/2016                     2.07                   0                   0               1.00%                5.3%
12/31/2015                     1.96                   0                   0               1.00%               -2.8%
12/31/2014                     2.02                   0                   0               1.00%                5.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               0.75%               -7.1%
12/31/2017                     2.44                   0                   0               0.75%               14.3%
12/31/2016                     2.14                   0                   0               0.75%                5.5%
12/31/2015                     2.02                   0                   0               0.75%               -2.5%
12/31/2014                     2.08                   0                   0               0.75%                5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.36                   0  $                0               0.50%               -6.8%
12/31/2017                     2.53                   0                   0               0.50%               14.6%
12/31/2016                     2.21                   0                   0               0.50%                5.8%
12/31/2015                     2.09                   0                   0               0.50%               -2.3%
12/31/2014                     2.14                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.25%               -6.6%
12/31/2017                     2.62                   0                   0               0.25%               14.8%
12/31/2016                     2.28                   0                   0               0.25%                6.0%
12/31/2015                     2.15                   0                   0               0.25%               -2.0%
12/31/2014                     2.20                   0                   0               0.25%                6.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                   0  $                0               0.00%               -6.4%
12/31/2017                     2.76                   0                   0               0.00%               15.1%
12/31/2016                     2.40                   0                   0               0.00%                6.3%
12/31/2015                     2.26               2,510               5,664               0.00%               -1.8%
12/31/2014                     2.30               2,671               6,136               0.00%                6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.5%
    2016        0.9%
    2015        0.9%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS AMCAP FUND R4 CLASS - 023375843

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,656,757  $     14,800,535          530,273
                                                      ================  ===============
Receivables: investments sold                    667
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,657,424
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    6,384,766        2,942,331  $         2.17
Band 100                                        --               --            2.24
Band 75                                         --               --            2.31
Band 50                                         --               --            2.38
Band 25                                         --               --            2.45
Band 0                                   8,272,658        3,273,570            2.53
                                    --------------  ---------------
 Total                              $   14,657,424        6,215,901
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         76,961
Mortality & expense charges                                                         (183,313)
                                                                            -----------------
Net investment income (loss)                                                        (106,352)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,028,869
Realized gain distributions                                                        1,668,061
Net change in unrealized appreciation (depreciation)                              (3,449,443)
                                                                            -----------------
Net gain (loss)                                                                      247,487
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        141,135
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (106,352)  $        (95,793)
Net realized gain (loss)                                        2,028,869            341,751
Realized gain distributions                                     1,668,061          1,233,741
Net change in unrealized appreciation (depreciation)           (3,449,443)         3,081,593
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 141,135          4,561,292
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,350,581          2,196,139
Cost of units redeemed                                        (13,120,103)        (4,248,497)
Account charges                                                    (9,095)            (7,921)
                                                         -----------------  -----------------
Increase (decrease)                                           (10,778,617)        (2,060,279)
                                                         -----------------  -----------------
Net increase (decrease)                                       (10,637,482)         2,501,013
Net assets, beginning                                          25,294,906         22,793,893
                                                         -----------------  -----------------
Net assets, ending                                       $     14,657,424   $     25,294,906
                                                         =================  =================

Units sold                                                        977,715          1,109,516
Units redeemed                                                 (5,513,127)        (2,084,922)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,535,412)          (975,406)
Units outstanding, beginning                                   10,751,313         11,726,719
                                                         -----------------  -----------------
Units outstanding, ending                                       6,215,901         10,751,313
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     39,898,839
Cost of units redeemed/account charges                                           (34,036,327)
Net investment income (loss)                                                        (662,185)
Net realized gain (loss)                                                           3,763,466
Realized gain distributions                                                        5,837,409
Net change in unrealized appreciation (depreciation)                                (143,778)
                                                                            -----------------
Net assets                                                                  $     14,657,424
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17               2,942  $            6,385               1.25%               -3.2%
12/31/2017                     2.24               7,172              16,072               1.25%               20.5%
12/31/2016                     1.86               7,847              14,597               1.25%                7.7%
12/31/2015                     1.73               6,816              11,777               1.25%               -0.5%
12/31/2014                     1.74               5,532               9,603               1.25%               10.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               1.00%               -2.9%
12/31/2017                     2.30                   0                   0               1.00%               20.8%
12/31/2016                     1.91                   0                   0               1.00%                7.9%
12/31/2015                     1.77                   0                   0               1.00%               -0.2%
12/31/2014                     1.77                   0                   0               1.00%               10.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                   0  $                0               0.75%               -2.7%
12/31/2017                     2.37                   0                   0               0.75%               21.1%
12/31/2016                     1.96                   0                   0               0.75%                8.2%
12/31/2015                     1.81                   0                   0               0.75%                0.0%
12/31/2014                     1.81                   0                   0               0.75%               11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.50%               -2.4%
12/31/2017                     2.44                   0                   0               0.50%               21.4%
12/31/2016                     2.01                   0                   0               0.50%                8.5%
12/31/2015                     1.85                   0                   0               0.50%                0.3%
12/31/2014                     1.85                   0                   0               0.50%               11.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.25%               -2.2%
12/31/2017                     2.51                   0                   0               0.25%               21.7%
12/31/2016                     2.06                   0                   0               0.25%                8.7%
12/31/2015                     1.89                   0                   0               0.25%                0.5%
12/31/2014                     1.88                   0                   0               0.25%               11.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53               3,274  $            8,273               0.00%               -1.9%
12/31/2017                     2.58               3,579               9,223               0.00%               22.0%
12/31/2016                     2.11               3,879               8,197               0.00%                9.0%
12/31/2015                     1.94                   0                   0               0.00%                0.8%
12/31/2014                     1.92                   0                   0               0.00%               12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.4%
    2016        0.5%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS AMCAP FUND R3 CLASS - 023375850

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,956,490  $      4,140,762          146,645
                                                      ================  ===============
Receivables: investments sold                 27,890
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,984,380
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,458,436       1,587,760  $          2.18
Band 100                                    525,944         233,732             2.25
Band 75                                          --              --             2.32
Band 50                                          --              --             2.40
Band 25                                          --              --             2.48
Band 0                                           --              --             2.56
                                    ---------------  --------------
 Total                              $     3,984,380       1,821,492
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        10,423
Mortality & expense charges                                                         (53,929)
                                                                            ----------------
Net investment income (loss)                                                        (43,506)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,024
Realized gain distributions                                                         389,601
Net change in unrealized appreciation (depreciation)                               (624,065)
                                                                            ----------------
Net gain (loss)                                                                    (104,440)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (147,946)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (43,506)  $        (40,284)
Net realized gain (loss)                                          130,024             95,198
Realized gain distributions                                       389,601            195,266
Net change in unrealized appreciation (depreciation)             (624,065)           453,461
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (147,946)           703,641
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,089,123            901,915
Cost of units redeemed                                           (955,786)        (1,566,415)
Account charges                                                    (2,874)            (1,905)
                                                         -----------------  -----------------
Increase (decrease)                                               130,463           (666,405)
                                                         -----------------  -----------------
Net increase (decrease)                                           (17,483)            37,236
Net assets, beginning                                           4,001,863          3,964,627
                                                         -----------------  -----------------
Net assets, ending                                       $      3,984,380   $      4,001,863
                                                         =================  =================

Units sold                                                        457,756            441,849
Units redeemed                                                   (401,092)          (777,424)
                                                         -----------------  -----------------
Net increase (decrease)                                            56,664           (335,575)
Units outstanding, beginning                                    1,764,828          2,100,403
                                                         -----------------  -----------------
Units outstanding, ending                                       1,821,492          1,764,828
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,538,643
Cost of units redeemed/account charges                                           (8,611,232)
Net investment income (loss)                                                       (195,949)
Net realized gain (loss)                                                            884,198
Realized gain distributions                                                       1,552,992
Net change in unrealized appreciation (depreciation)                               (184,272)
                                                                            ----------------
Net assets                                                                  $     3,984,380
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18               1,588  $            3,458               1.25%               -3.4%
12/31/2017                     2.26               1,459               3,291               1.25%               20.1%
12/31/2016                     1.88               1,730               3,249               1.25%                7.3%
12/31/2015                     1.75               1,472               2,576               1.25%               -0.8%
12/31/2014                     1.76                 955               1,685               1.25%               10.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                 234  $              526               1.00%               -3.2%
12/31/2017                     2.32                 306                 711               1.00%               20.4%
12/31/2016                     1.93                 371                 716               1.00%                7.6%
12/31/2015                     1.79                 464                 833               1.00%               -0.5%
12/31/2014                     1.80                 424                 765               1.00%               10.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.32                   0  $                0               0.75%               -2.9%
12/31/2017                     2.40                   0                   0               0.75%               20.7%
12/31/2016                     1.98                   0                   0               0.75%                7.9%
12/31/2015                     1.84                   0                   0               0.75%               -0.3%
12/31/2014                     1.85                   0                   0               0.75%               10.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.50%               -2.7%
12/31/2017                     2.47                   0                   0               0.50%               21.0%
12/31/2016                     2.04                   0                   0               0.50%                8.1%
12/31/2015                     1.89                   0                   0               0.50%                0.0%
12/31/2014                     1.89                   0                   0               0.50%               11.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.48                   0  $                0               0.25%               -2.5%
12/31/2017                     2.54                   0                   0               0.25%               21.3%
12/31/2016                     2.10                   0                   0               0.25%                8.4%
12/31/2015                     1.93                   0                   0               0.25%                0.2%
12/31/2014                     1.93                   0                   0               0.25%               11.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.00%               -2.2%
12/31/2017                     2.62                   0                   0               0.00%               21.6%
12/31/2016                     2.15                   0                   0               0.00%                8.7%
12/31/2015                     1.98                   0                   0               0.00%                0.5%
12/31/2014                     1.97                 799               1,577               0.00%               11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.1%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN BALANCED FUND R4 CLASS - 024071847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   50,255,730   $    51,722,834        2,022,363
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (237,110)
                                     ---------------
Net assets                           $   50,018,620
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   50,018,620      25,360,464  $          1.97
Band 100                                        --              --             2.02
Band 75                                         --              --             2.06
Band 50                                         --              --             2.11
Band 25                                         --              --             2.16
Band 0                                          --              --             2.21
                                    --------------  --------------
 Total                              $   50,018,620      25,360,464
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,072,209
Mortality & expense charges                                                         (755,690)
                                                                            -----------------
Net investment income (loss)                                                         316,519
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,194,822
Realized gain distributions                                                        2,025,611
Net change in unrealized appreciation (depreciation)                              (5,725,704)
                                                                            -----------------
Net gain (loss)                                                                   (2,505,271)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,188,752)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        316,519   $        295,078
Net realized gain (loss)                                        1,194,822          2,369,816
Realized gain distributions                                     2,025,611          2,202,279
Net change in unrealized appreciation (depreciation)           (5,725,704)         3,668,872
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,188,752)         8,536,045
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       12,781,723         25,136,165
Cost of units redeemed                                        (21,991,563)       (34,347,543)
Account charges                                                   (56,498)           (74,142)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,266,338)        (9,285,520)
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,455,090)          (749,475)
Net assets, beginning                                          61,473,710         62,223,185
                                                         -----------------  -----------------
Net assets, ending                                       $     50,018,620   $     61,473,710
                                                         =================  =================

Units sold                                                      6,228,897         13,823,241
Units redeemed                                                (10,794,224)       (18,429,378)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,565,327)        (4,606,137)
Units outstanding, beginning                                   29,925,791         34,531,928
                                                         -----------------  -----------------
Units outstanding, ending                                      25,360,464         29,925,791
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    132,996,252
Cost of units redeemed/account charges                                           (95,857,218)
Net investment income (loss)                                                       1,162,762
Net realized gain (loss)                                                           5,024,823
Realized gain distributions                                                        8,159,105
Net change in unrealized appreciation (depreciation)                              (1,467,104)
                                                                            -----------------
Net assets                                                                  $     50,018,620
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97              25,360  $           50,019               1.25%               -4.0%
12/31/2017                     2.05              29,926              61,474               1.25%               14.0%
12/31/2016                     1.80              34,532              62,223               1.25%                7.2%
12/31/2015                     1.68              19,320              32,489               1.25%                0.4%
12/31/2014                     1.67              15,441              25,858               1.25%                7.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               1.00%               -3.7%
12/31/2017                     2.10                   0                   0               1.00%               14.3%
12/31/2016                     1.83                   0                   0               1.00%                7.4%
12/31/2015                     1.71                   0                   0               1.00%                0.7%
12/31/2014                     1.70                   0                   0               1.00%                7.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.75%               -3.5%
12/31/2017                     2.14                   0                   0               0.75%               14.6%
12/31/2016                     1.87                   0                   0               0.75%                7.7%
12/31/2015                     1.73                   0                   0               0.75%                0.9%
12/31/2014                     1.72                   0                   0               0.75%                8.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.50%               -3.3%
12/31/2017                     2.18                   0                   0               0.50%               14.9%
12/31/2016                     1.90                   0                   0               0.50%                8.0%
12/31/2015                     1.76                   0                   0               0.50%                1.2%
12/31/2014                     1.74                   0                   0               0.50%                8.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   0  $                0               0.25%               -3.0%
12/31/2017                     2.23                   0                   0               0.25%               15.1%
12/31/2016                     1.93                   0                   0               0.25%                8.2%
12/31/2015                     1.79                   0                   0               0.25%                1.4%
12/31/2014                     1.76                   0                   0               0.25%                8.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               0.00%               -2.8%
12/31/2017                     2.27                   0                   0               0.00%               15.4%
12/31/2016                     1.97                   0                   0               0.00%                8.5%
12/31/2015                     1.81                   0                   0               0.00%                1.7%
12/31/2014                     1.78                   0                   0               0.00%                8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.8%
    2016        1.7%
    2015        1.6%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN BALANCED FUND R3 CLASS - 024071854

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    15,913,102  $     16,835,601          642,434
                                                      ================  ===============
Receivables: investments sold              1,072,992
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    16,986,094
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,903,425        6,719,526  $         1.92
Band 100                                   786,857          400,600            1.96
Band 75                                  2,245,176        1,117,519            2.01
Band 50                                    881,796          429,105            2.05
Band 25                                         --               --            2.10
Band 0                                     168,840           78,533            2.15
                                    --------------  ---------------
 Total                              $   16,986,094        8,745,283
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        306,798
Mortality & expense charges                                                         (254,032)
                                                                            -----------------
Net investment income (loss)                                                          52,766
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,127,698
Realized gain distributions                                                          638,899
Net change in unrealized appreciation (depreciation)                              (2,444,530)
                                                                            -----------------
Net gain (loss)                                                                     (677,933)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (625,167)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         52,766   $         49,275
Net realized gain (loss)                                        1,127,698            546,621
Realized gain distributions                                       638,899            640,718
Net change in unrealized appreciation (depreciation)           (2,444,530)           942,831
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (625,167)         2,179,445
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       16,985,803          8,516,092
Cost of units redeemed                                        (17,614,122)        (5,484,085)
Account charges                                                   (12,495)           (12,138)
                                                         -----------------  -----------------
Increase (decrease)                                              (640,814)         3,019,869
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,265,981)         5,199,314
Net assets, beginning                                          18,252,075         13,052,761
                                                         -----------------  -----------------
Net assets, ending                                       $     16,986,094   $     18,252,075
                                                         =================  =================

Units sold                                                      6,730,833          4,598,033
Units redeemed                                                 (7,049,032)        (2,921,334)
                                                         -----------------  -----------------
Net increase (decrease)                                          (318,199)         1,676,699
Units outstanding, beginning                                    9,063,482          7,386,783
                                                         -----------------  -----------------
Units outstanding, ending                                       8,745,283          9,063,482
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     52,996,742
Cost of units redeemed/account charges                                           (40,881,374)
Net investment income (loss)                                                         161,069
Net realized gain (loss)                                                           2,934,590
Realized gain distributions                                                        2,697,566
Net change in unrealized appreciation (depreciation)                                (922,499)
                                                                            -----------------
Net assets                                                                  $     16,986,094
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92               6,720  $           12,903               1.25%               -4.3%
12/31/2017                     2.01               8,458              16,963               1.25%               13.6%
12/31/2016                     1.76               7,254              12,803               1.25%                6.9%
12/31/2015                     1.65               7,740              12,779               1.25%                0.1%
12/31/2014                     1.65               6,636              10,948               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                 401  $              787               1.00%               -4.0%
12/31/2017                     2.05                 105                 215               1.00%               13.9%
12/31/2016                     1.80                  48                  87               1.00%                7.2%
12/31/2015                     1.68                   0                   0               1.00%                0.3%
12/31/2014                     1.67                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01               1,118  $            2,245               0.75%               -3.8%
12/31/2017                     2.09                   0                   0               0.75%               14.2%
12/31/2016                     1.83                   0                   0               0.75%                7.4%
12/31/2015                     1.70                   0                   0               0.75%                0.6%
12/31/2014                     1.69                   0                   0               0.75%                7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                 429  $              882               0.50%               -3.5%
12/31/2017                     2.13                 405                 863               0.50%               14.5%
12/31/2016                     1.86                   0                   0               0.50%                7.7%
12/31/2015                     1.73                   0                   0               0.50%                0.8%
12/31/2014                     1.71                   0                   0               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10                   0  $                0               0.25%               -3.3%
12/31/2017                     2.17                   0                   0               0.25%               14.8%
12/31/2016                     1.89                   0                   0               0.25%                8.0%
12/31/2015                     1.75                   0                   0               0.25%                1.1%
12/31/2014                     1.74                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                  79  $              169               0.00%               -3.0%
12/31/2017                     2.22                  95                 212               0.00%               15.1%
12/31/2016                     1.93                  84                 162               0.00%                8.2%
12/31/2015                     1.78                 129                 229               0.00%                1.3%
12/31/2014                     1.76                 116                 203               0.00%                8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.6%
    2016        1.5%
    2015        1.3%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R4 CLASS - 026547844

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       547,155   $       595,753           56,715
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,145)
                                     ----------------
Net assets                           $       546,010
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       546,010         348,730  $         1.57
Band 100                                        --              --            1.61
Band 75                                         --              --            1.66
Band 50                                         --              --            1.72
Band 25                                         --              --            1.77
Band 0                                          --              --            1.82
                                   ---------------  --------------
 Total                             $       546,010         348,730
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         33,788
Mortality & expense charges                                                             (7,172)
                                                                              -----------------
Net investment income (loss)                                                            26,616
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,022)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (41,393)
                                                                              -----------------
Net gain (loss)                                                                        (43,415)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (16,799)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         26,616   $          26,069
Net realized gain (loss)                                            (2,022)             (2,777)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)               (41,393)              9,028
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (16,799)             32,320
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            72,372             228,722
Cost of units redeemed                                             (99,548)           (220,301)
Account charges                                                       (275)               (237)
                                                          -----------------  ------------------
Increase (decrease)                                                (27,451)              8,184
                                                          -----------------  ------------------
Net increase (decrease)                                            (44,250)             40,504
Net assets, beginning                                              590,260             549,756
                                                          -----------------  ------------------
Net assets, ending                                        $        546,010   $         590,260
                                                          =================  ==================

Units sold                                                          44,660             145,553
Units redeemed                                                     (61,296)           (138,799)
                                                          -----------------  ------------------
Net increase (decrease)                                            (16,636)              6,754
Units outstanding, beginning                                       365,366             358,612
                                                          -----------------  ------------------
Units outstanding, ending                                          348,730             365,366
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     17,875,681
Cost of units redeemed/account charges                                           (19,846,346)
Net investment income (loss)                                                       2,948,503
Net realized gain (loss)                                                            (392,827)
Realized gain distributions                                                            9,597
Net change in unrealized appreciation (depreciation)                                 (48,598)
                                                                            -----------------
Net assets                                                                  $        546,010
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                 349  $              546               1.25%               -3.1%
12/31/2017                     1.62                 365                 590               1.25%                5.4%
12/31/2016                     1.53                 359                 550               1.25%               14.9%
12/31/2015                     1.33                 993               1,324               1.25%               -8.6%
12/31/2014                     1.46               3,157               4,607               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%               -2.8%
12/31/2017                     1.66                   0                   0               1.00%                5.6%
12/31/2016                     1.57                   0                   0               1.00%               15.2%
12/31/2015                     1.36                   0                   0               1.00%               -8.4%
12/31/2014                     1.49                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.75%               -2.6%
12/31/2017                     1.71                   0                   0               0.75%                5.9%
12/31/2016                     1.61                   0                   0               0.75%               15.5%
12/31/2015                     1.40                   0                   0               0.75%               -8.1%
12/31/2014                     1.52                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.50%               -2.4%
12/31/2017                     1.76                   0                   0               0.50%                6.2%
12/31/2016                     1.65                   0                   0               0.50%               15.8%
12/31/2015                     1.43                   0                   0               0.50%               -7.9%
12/31/2014                     1.55                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.25%               -2.1%
12/31/2017                     1.81                   0                   0               0.25%                6.4%
12/31/2016                     1.70                   0                   0               0.25%               16.1%
12/31/2015                     1.46                   0                   0               0.25%               -7.7%
12/31/2014                     1.58                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.00%               -1.9%
12/31/2017                     1.86                   0                   0               0.00%                6.7%
12/31/2016                     1.74                   0                   0               0.00%               16.4%
12/31/2015                     1.50                   0                   0               0.00%               -7.4%
12/31/2014                     1.62                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.9%
    2017        5.9%
    2016        5.2%
    2015        6.0%
    2014        6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R3 CLASS - 026547851

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       578,440   $       634,484           59,974
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,103)
                                     ----------------
Net assets                           $       575,337
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       455,802         282,720  $         1.61
Band 100                                   119,535          71,774            1.67
Band 75                                         --              --            1.72
Band 50                                         --              --            1.78
Band 25                                         --              --            1.84
Band 0                                          --              --            1.90
                                   ---------------  --------------
 Total                             $       575,337         354,494
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         48,160
Mortality & expense charges                                                           (10,468)
                                                                             -----------------
Net investment income (loss)                                                           37,692
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (31,647)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (23,178)
                                                                             -----------------
Net gain (loss)                                                                       (54,825)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (17,133)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,692   $         51,089
Net realized gain (loss)                                          (31,647)           (13,240)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (23,178)            29,568
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (17,133)            67,417
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          111,453            175,440
Cost of units redeemed                                           (757,147)          (445,997)
Account charges                                                      (593)              (744)
                                                         -----------------  -----------------
Increase (decrease)                                              (646,287)          (271,301)
                                                         -----------------  -----------------
Net increase (decrease)                                          (663,420)          (203,884)
Net assets, beginning                                           1,238,757          1,442,641
                                                         -----------------  -----------------
Net assets, ending                                       $        575,337   $      1,238,757
                                                         =================  =================

Units sold                                                         68,919            107,219
Units redeemed                                                   (452,214)          (271,491)
                                                         -----------------  -----------------
Net increase (decrease)                                          (383,295)          (164,272)
Units outstanding, beginning                                      737,789            902,061
                                                         -----------------  -----------------
Units outstanding, ending                                         354,494            737,789
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,631,225
Cost of units redeemed/account charges                                           (12,595,556)
Net investment income (loss)                                                       1,466,478
Net realized gain (loss)                                                             125,478
Realized gain distributions                                                            3,756
Net change in unrealized appreciation (depreciation)                                 (56,044)
                                                                            -----------------
Net assets                                                                  $        575,337
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                 283  $              456               1.25%               -3.4%
12/31/2017                     1.67                 587                 980               1.25%                5.1%
12/31/2016                     1.59                 677               1,076               1.25%               14.6%
12/31/2015                     1.39                 976               1,354               1.25%               -8.9%
12/31/2014                     1.52               1,396               2,124               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                  72  $              120               1.00%               -3.1%
12/31/2017                     1.72                 151                 259               1.00%                5.3%
12/31/2016                     1.63                 225                 367               1.00%               14.8%
12/31/2015                     1.42                 171                 243               1.00%               -8.7%
12/31/2014                     1.56                 188                 292               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%               -2.9%
12/31/2017                     1.77                   0                   0               0.75%                5.6%
12/31/2016                     1.68                   0                   0               0.75%               15.1%
12/31/2015                     1.46                   0                   0               0.75%               -8.4%
12/31/2014                     1.59                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%               -2.7%
12/31/2017                     1.83                   0                   0               0.50%                5.9%
12/31/2016                     1.72                   0                   0               0.50%               15.4%
12/31/2015                     1.49                   0                   0               0.50%               -8.2%
12/31/2014                     1.63                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.25%               -2.4%
12/31/2017                     1.88                   0                   0               0.25%                6.1%
12/31/2016                     1.77                   0                   0               0.25%               15.7%
12/31/2015                     1.53                   0                   0               0.25%               -8.0%
12/31/2014                     1.66                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.00%               -2.2%
12/31/2017                     1.94                   0                   0               0.00%                6.4%
12/31/2016                     1.82                   0                   0               0.00%               16.0%
12/31/2015                     1.57                   0                   0               0.00%               -7.7%
12/31/2014                     1.70                  35                  60               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.3%
    2017        5.0%
    2016        5.1%
    2015        5.7%
    2014        4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R4 CLASS - 140543844

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    33,367,406  $     31,654,310          781,621
                                                      ================  ===============
Receivables: investments sold                 77,974
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    33,445,380
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   33,445,380      21,314,492  $          1.57
Band 100                                        --              --             1.62
Band 75                                         --              --             1.67
Band 50                                         --              --             1.72
Band 25                                         --              --             1.77
Band 0                                          --              --             1.83
                                    --------------  --------------
 Total                              $   33,445,380      21,314,492
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        816,820
Mortality & expense charges                                                         (514,738)
                                                                            -----------------
Net investment income (loss)                                                         302,082
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,808,160
Realized gain distributions                                                        1,567,505
Net change in unrealized appreciation (depreciation)                              (8,048,847)
                                                                            -----------------
Net gain (loss)                                                                   (4,673,182)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (4,371,100)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        302,082   $        276,624
Net realized gain (loss)                                        1,808,160          2,208,379
Realized gain distributions                                     1,567,505          2,144,640
Net change in unrealized appreciation (depreciation)           (8,048,847)         4,491,470
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,371,100)         9,121,113
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,565,679          5,323,211
Cost of units redeemed                                         (9,955,031)       (11,526,403)
Account charges                                                    (9,030)            (8,740)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,398,382)        (6,211,932)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,769,482)         2,909,181
Net assets, beginning                                          43,214,862         40,305,681
                                                         -----------------  -----------------
Net assets, ending                                       $     33,445,380   $     43,214,862
                                                         =================  =================

Units sold                                                      2,625,764          3,341,010
Units redeemed                                                 (5,706,698)        (6,952,289)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,080,934)        (3,611,279)
Units outstanding, beginning                                   24,395,426         28,006,705
                                                         -----------------  -----------------
Units outstanding, ending                                      21,314,492         24,395,426
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    108,013,233
Cost of units redeemed/account charges                                           (96,065,553)
Net investment income (loss)                                                       5,368,843
Net realized gain (loss)                                                           7,446,429
Realized gain distributions                                                        6,969,332
Net change in unrealized appreciation (depreciation)                               1,713,096
                                                                            -----------------
Net assets                                                                  $     33,445,380
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57              21,314  $           33,445               1.25%              -11.4%
12/31/2017                     1.77              24,395              43,215               1.25%               23.1%
12/31/2016                     1.44              28,007              40,306               1.25%                5.2%
12/31/2015                     1.37              29,779              40,748               1.25%               -3.4%
12/31/2014                     1.42              32,395              45,896               1.25%                2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%              -11.2%
12/31/2017                     1.82                   0                   0               1.00%               23.4%
12/31/2016                     1.48                   0                   0               1.00%                5.4%
12/31/2015                     1.40                   0                   0               1.00%               -3.2%
12/31/2014                     1.45                   0                   0               1.00%                2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%              -11.0%
12/31/2017                     1.87                   0                   0               0.75%               23.7%
12/31/2016                     1.51                   0                   0               0.75%                5.7%
12/31/2015                     1.43                   0                   0               0.75%               -2.9%
12/31/2014                     1.48                   0                   0               0.75%                3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.50%              -10.7%
12/31/2017                     1.93                   0                   0               0.50%               24.0%
12/31/2016                     1.55                   0                   0               0.50%                6.0%
12/31/2015                     1.47                   0                   0               0.50%               -2.7%
12/31/2014                     1.51                   0                   0               0.50%                3.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.25%              -10.5%
12/31/2017                     1.98                   0                   0               0.25%               24.3%
12/31/2016                     1.59                   0                   0               0.25%                6.2%
12/31/2015                     1.50                   0                   0               0.25%               -2.4%
12/31/2014                     1.54                   0                   0               0.25%                3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%              -10.3%
12/31/2017                     2.04                   0                   0               0.00%               24.6%
12/31/2016                     1.63                   0                   0               0.00%                6.5%
12/31/2015                     1.54                 415                 637               0.00%               -2.2%
12/31/2014                     1.57                 451                 708               0.00%                4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.0%
    2016        2.4%
    2015        2.3%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R3 CLASS - 140543851

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     5,759,052   $     5,551,461          135,507
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,927)
                                     ----------------
Net assets                           $     5,752,125
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,511,014       2,685,944  $          1.68
Band 100                                    870,367         501,664             1.73
Band 75                                          --              --             1.79
Band 50                                          --              --             1.85
Band 25                                          --              --             1.91
Band 0                                      370,744         187,660             1.98
                                    ---------------  --------------
 Total                              $     5,752,125       3,375,268
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        160,216
Mortality & expense charges                                                         (115,408)
                                                                            -----------------
Net investment income (loss)                                                          44,808
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,289,420
Realized gain distributions                                                          287,778
Net change in unrealized appreciation (depreciation)                              (2,507,981)
                                                                            -----------------
Net gain (loss)                                                                     (930,783)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (885,975)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         44,808   $         45,191
Net realized gain (loss)                                        1,289,420            725,357
Realized gain distributions                                       287,778            560,065
Net change in unrealized appreciation (depreciation)           (2,507,981)         1,111,739
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (885,975)         2,442,352
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,172,510          1,347,982
Cost of units redeemed                                         (6,405,052)        (3,726,635)
Account charges                                                    (4,139)            (7,722)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,236,681)        (2,386,375)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,122,656)            55,977
Net assets, beginning                                          11,874,781         11,818,804
                                                         -----------------  -----------------
Net assets, ending                                       $      5,752,125   $     11,874,781
                                                         =================  =================

Units sold                                                        647,835            811,957
Units redeemed                                                 (3,468,727)        (2,200,572)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,820,892)        (1,388,615)
Units outstanding, beginning                                    6,196,160          7,584,775
                                                         -----------------  -----------------
Units outstanding, ending                                       3,375,268          6,196,160
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     53,605,673
Cost of units redeemed/account charges                                           (58,260,854)
Net investment income (loss)                                                       1,506,929
Net realized gain (loss)                                                           6,762,165
Realized gain distributions                                                        1,930,621
Net change in unrealized appreciation (depreciation)                                 207,591
                                                                            -----------------
Net assets                                                                  $      5,752,125
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               2,686  $            4,511               1.25%              -11.7%
12/31/2017                     1.90               5,338              10,152               1.25%               22.8%
12/31/2016                     1.55               6,669              10,333               1.25%                4.8%
12/31/2015                     1.48               8,325              12,304               1.25%               -3.7%
12/31/2014                     1.53               9,623              14,768               1.25%                2.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 502  $              870               1.00%              -11.5%
12/31/2017                     1.96                 696               1,365               1.00%               23.1%
12/31/2016                     1.59                 764               1,217               1.00%                5.1%
12/31/2015                     1.52                 791               1,198               1.00%               -3.5%
12/31/2014                     1.57                 744               1,168               1.00%                2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.75%              -11.3%
12/31/2017                     2.02                   0                   0               0.75%               23.4%
12/31/2016                     1.64                   0                   0               0.75%                5.4%
12/31/2015                     1.55                   0                   0               0.75%               -3.2%
12/31/2014                     1.61                   0                   0               0.75%                2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.50%              -11.0%
12/31/2017                     2.08                   0                   0               0.50%               23.7%
12/31/2016                     1.68                   0                   0               0.50%                5.6%
12/31/2015                     1.59                   0                   0               0.50%               -3.0%
12/31/2014                     1.64                   0                   0               0.50%                3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.25%              -10.8%
12/31/2017                     2.14                   0                   0               0.25%               24.0%
12/31/2016                     1.73                   0                   0               0.25%                5.9%
12/31/2015                     1.63                   0                   0               0.25%               -2.7%
12/31/2014                     1.68                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                 188  $              371               0.00%              -10.6%
12/31/2017                     2.21                 162                 358               0.00%               24.3%
12/31/2016                     1.78                 151                 269               0.00%                6.1%
12/31/2015                     1.67                 705               1,180               0.00%               -2.5%
12/31/2014                     1.72                 667               1,146               0.00%                3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.6%
    2016        2.0%
    2015        1.9%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   AMERICAN FUNDS EUROPACIFIC GROWTH FUND R5 CLASS - 298706839 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.26
Band 100                                        --              --            1.29
Band 75                                         --              --            1.32
Band 50                                         --              --            1.34
Band 25                                         --              --            1.37
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.25%              -16.0%
12/31/2017                     1.50                   0                   0               1.25%               29.5%
12/31/2016                     1.16                   0                   0               1.25%               -0.2%
12/31/2015                     1.16                   0                   0               1.25%               -1.8%
12/31/2014                     1.19                   0                   0               1.25%               -3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%              -15.8%
12/31/2017                     1.53                   0                   0               1.00%               29.8%
12/31/2016                     1.18                   0                   0               1.00%                0.0%
12/31/2015                     1.18                   0                   0               1.00%               -1.5%
12/31/2014                     1.20                   0                   0               1.00%               -3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%              -15.6%
12/31/2017                     1.56                   0                   0               0.75%               30.1%
12/31/2016                     1.20                   0                   0               0.75%                0.2%
12/31/2015                     1.20                   0                   0               0.75%               -1.3%
12/31/2014                     1.21                   0                   0               0.75%               -3.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%              -15.4%
12/31/2017                     1.59                   0                   0               0.50%               30.4%
12/31/2016                     1.22                   0                   0               0.50%                0.5%
12/31/2015                     1.21                   0                   0               0.50%               -1.0%
12/31/2014                     1.22                   0                   0               0.50%               -2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%              -15.2%
12/31/2017                     1.62                   0                   0               0.25%               30.8%
12/31/2016                     1.24                   0                   0               0.25%                0.8%
12/31/2015                     1.23                   0                   0               0.25%               -0.8%
12/31/2014                     1.24                   0                   0               0.25%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%              -15.0%
12/31/2017                     1.65                   0                   0               0.00%               31.1%
12/31/2016                     1.26                   0                   0               0.00%                1.0%
12/31/2015                     1.24                   0                   0               0.00%               -0.5%
12/31/2014                     1.25                   0                   0               0.00%               -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS EUROPACIFIC GROWTH FUND R4 CLASS - 298706847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    44,229,322  $    45,997,716        1,002,477
                                                      ===============  ===============
Receivables: investments sold                589,263
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    44,818,585
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   44,736,698      34,083,156  $          1.31
Band 100                                        --              --             1.35
Band 75                                         --              --             1.40
Band 50                                         --              --             1.44
Band 25                                         --              --             1.48
Band 0                                      81,887          53,571             1.53
                                    --------------  --------------
 Total                              $   44,818,585      34,136,727
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        586,665
Mortality & expense charges                                                         (697,097)
                                                                            -----------------
Net investment income (loss)                                                        (110,432)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,737,955
Realized gain distributions                                                        2,292,995
Net change in unrealized appreciation (depreciation)                             (13,285,681)
                                                                            -----------------
Net gain (loss)                                                                   (9,254,731)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (9,365,163)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (110,432)  $       (202,558)
Net realized gain (loss)                                        1,737,955          3,827,598
Realized gain distributions                                     2,292,995          2,148,169
Net change in unrealized appreciation (depreciation)          (13,285,681)         9,089,362
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (9,365,163)        14,862,571
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,975,687         12,801,666
Cost of units redeemed                                        (17,380,472)       (29,664,832)
Account charges                                                   (44,534)           (67,274)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,449,319)       (16,930,440)
                                                         -----------------  -----------------
Net increase (decrease)                                       (12,814,482)        (2,067,869)
Net assets, beginning                                          57,633,067         59,700,936
                                                         -----------------  -----------------
Net assets, ending                                       $     44,818,585   $     57,633,067
                                                         =================  =================

Units sold                                                      9,324,437          9,109,236
Units redeemed                                                (11,941,882)       (20,808,572)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,617,445)       (11,699,336)
Units outstanding, beginning                                   36,754,172         48,453,508
                                                         -----------------  -----------------
Units outstanding, ending                                      34,136,727         36,754,172
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    181,472,693
Cost of units redeemed/account charges                                         (152,926,550)
Net investment income (loss)                                                      1,258,259
Net realized gain (loss)                                                         10,364,287
Realized gain distributions                                                       6,418,290
Net change in unrealized appreciation (depreciation)                             (1,768,394)
                                                                           -----------------
Net assets                                                                 $     44,818,585
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31              34,083  $           44,737               1.25%              -16.3%
12/31/2017                     1.57              36,701              57,538               1.25%               29.1%
12/31/2016                     1.21              43,267              52,547               1.25%               -0.6%
12/31/2015                     1.22              44,399              54,226               1.25%               -2.1%
12/31/2014                     1.25              47,905              59,735               1.25%               -3.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.00%              -16.1%
12/31/2017                     1.61                   0                   0               1.00%               29.4%
12/31/2016                     1.25                   0                   0               1.00%               -0.3%
12/31/2015                     1.25                   0                   0               1.00%               -1.8%
12/31/2014                     1.27                   0                   0               1.00%               -3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%              -15.9%
12/31/2017                     1.66                   0                   0               0.75%               29.7%
12/31/2016                     1.28                   0                   0               0.75%               -0.1%
12/31/2015                     1.28                   0                   0               0.75%               -1.6%
12/31/2014                     1.30                   0                   0               0.75%               -3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.50%              -15.6%
12/31/2017                     1.70                   0                   0               0.50%               30.1%
12/31/2016                     1.31                   0                   0               0.50%                0.2%
12/31/2015                     1.31                   0                   0               0.50%               -1.3%
12/31/2014                     1.33                   0                   0               0.50%               -3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.25%              -15.4%
12/31/2017                     1.75                   0                   0               0.25%               30.4%
12/31/2016                     1.34                   0                   0               0.25%                0.4%
12/31/2015                     1.34                   0                   0               0.25%               -1.1%
12/31/2014                     1.35                   0                   0               0.25%               -2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                  54  $               82               0.00%              -15.2%
12/31/2017                     1.80                  53                  95               0.00%               30.7%
12/31/2016                     1.38               5,186               7,154               0.00%                0.7%
12/31/2015                     1.37               4,882               6,688               0.00%               -0.8%
12/31/2014                     1.38               4,318               5,964               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.8%
    2016        1.2%
    2015        1.7%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS EUROPACIFIC GROWTH FUND R3 CLASS - 298706854

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,274,673  $     12,739,643          278,274
                                                      ================  ===============
Receivables: investments sold                 82,448
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,357,121
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,050,700        7,926,478  $         1.39
Band 100                                   811,679          563,595            1.44
Band 75                                         --               --            1.49
Band 50                                    208,013          135,351            1.54
Band 25                                         --               --            1.59
Band 0                                     286,729          174,836            1.64
                                    --------------  ---------------
 Total                              $   12,357,121        8,800,260
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       129,894
Mortality & expense charges                                                        (192,529)
                                                                            ----------------
Net investment income (loss)                                                        (62,635)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            914,857
Realized gain distributions                                                         667,673
Net change in unrealized appreciation (depreciation)                             (4,059,724)
                                                                            ----------------
Net gain (loss)                                                                  (2,477,194)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,539,829)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (62,635)  $        (98,927)
Net realized gain (loss)                                          914,857            790,892
Realized gain distributions                                       667,673            697,256
Net change in unrealized appreciation (depreciation)           (4,059,724)         2,897,479
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,539,829)         4,286,700
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,313,545          3,810,216
Cost of units redeemed                                         (6,330,171)        (5,638,307)
Account charges                                                   (10,601)           (13,798)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,027,227)        (1,841,889)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,567,056)         2,444,811
Net assets, beginning                                          17,924,177         15,479,366
                                                         -----------------  -----------------
Net assets, ending                                       $     12,357,121   $     17,924,177
                                                         =================  =================

Units sold                                                      2,053,663          2,579,369
Units redeemed                                                 (3,917,020)        (3,758,280)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,863,357)        (1,178,911)
Units outstanding, beginning                                   10,663,617         11,842,528
                                                         -----------------  -----------------
Units outstanding, ending                                       8,800,260         10,663,617
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     75,976,555
Cost of units redeemed/account charges                                           (71,569,544)
Net investment income (loss)                                                          59,690
Net realized gain (loss)                                                           6,160,575
Realized gain distributions                                                        2,194,815
Net change in unrealized appreciation (depreciation)                                (464,970)
                                                                            -----------------
Net assets                                                                  $     12,357,121
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39               7,926  $           11,051               1.25%              -16.5%
12/31/2017                     1.67               9,613              16,056               1.25%               28.7%
12/31/2016                     1.30              10,525              13,658               1.25%               -0.9%
12/31/2015                     1.31              12,498              16,359               1.25%               -2.3%
12/31/2014                     1.34              16,585              22,231               1.25%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                 564  $              812               1.00%              -16.3%
12/31/2017                     1.72                 707               1,216               1.00%               29.0%
12/31/2016                     1.33                 836               1,116               1.00%               -0.6%
12/31/2015                     1.34               1,008               1,353               1.00%               -2.1%
12/31/2014                     1.37                 887               1,216               1.00%               -3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.75%              -16.1%
12/31/2017                     1.77                   0                   0               0.75%               29.3%
12/31/2016                     1.37                   0                   0               0.75%               -0.4%
12/31/2015                     1.38                   0                   0               0.75%               -1.9%
12/31/2014                     1.40                   0                   0               0.75%               -3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                 135  $              208               0.50%              -15.9%
12/31/2017                     1.83                 136                 248               0.50%               29.7%
12/31/2016                     1.41                 139                 196               0.50%               -0.1%
12/31/2015                     1.41                 141                 199               0.50%               -1.6%
12/31/2014                     1.43                 140                 201               0.50%               -3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.25%              -15.7%
12/31/2017                     1.88                   0                   0               0.25%               30.0%
12/31/2016                     1.45                   0                   0               0.25%                0.1%
12/31/2015                     1.45                   0                   0               0.25%               -1.4%
12/31/2014                     1.47                   0                   0               0.25%               -3.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                 175  $              287               0.00%              -15.5%
12/31/2017                     1.94                 208                 403               0.00%               30.3%
12/31/2016                     1.49                 342                 510               0.00%                0.4%
12/31/2015                     1.48               1,168               1,732               0.00%               -1.1%
12/31/2014                     1.50               2,116               3,174               0.00%               -2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.6%
    2016        0.8%
    2015        1.2%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS FUNDAMENTAL INVESTORS R4 CLASS - 360802847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,585,110  $     14,182,742          279,568
                                                      ================  ===============
Receivables: investments sold                 13,777
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,598,887
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,598,887        7,153,820  $         2.04
Band 100                                        --               --            2.10
Band 75                                         --               --            2.17
Band 50                                         --               --            2.24
Band 25                                         --               --            2.31
Band 0                                          --               --            2.38
                                    --------------  ---------------
 Total                              $   14,598,887        7,153,820
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       255,563
Mortality & expense charges                                                        (224,831)
                                                                            ----------------
Net investment income (loss)                                                         30,732
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            982,777
Realized gain distributions                                                       1,232,029
Net change in unrealized appreciation (depreciation)                             (3,487,128)
                                                                            ----------------
Net gain (loss)                                                                  (1,272,322)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,241,590)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         30,732   $         34,588
Net realized gain (loss)                                          982,777          2,260,574
Realized gain distributions                                     1,232,029          1,264,553
Net change in unrealized appreciation (depreciation)           (3,487,128)           628,695
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,241,590)         4,188,410
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,871,020          3,149,453
Cost of units redeemed                                         (5,023,993)        (9,581,383)
Account charges                                                    (3,525)            (4,186)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,156,498)        (6,436,116)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,398,088)        (2,247,706)
Net assets, beginning                                          17,996,975         20,244,681
                                                         -----------------  -----------------
Net assets, ending                                       $     14,598,887   $     17,996,975
                                                         =================  =================

Units sold                                                      1,321,185          1,631,209
Units redeemed                                                 (2,296,469)        (4,637,021)
                                                         -----------------  -----------------
Net increase (decrease)                                          (975,284)        (3,005,812)
Units outstanding, beginning                                    8,129,104         11,134,916
                                                         -----------------  -----------------
Units outstanding, ending                                       7,153,820          8,129,104
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     43,656,632
Cost of units redeemed/account charges                                           (41,899,434)
Net investment income (loss)                                                         473,286
Net realized gain (loss)                                                           6,463,837
Realized gain distributions                                                        5,502,198
Net change in unrealized appreciation (depreciation)                                 402,368
                                                                            -----------------
Net assets                                                                  $     14,598,887
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04               7,154  $           14,599               1.25%               -7.8%
12/31/2017                     2.21               8,129              17,997               1.25%               21.8%
12/31/2016                     1.82              11,135              20,245               1.25%               11.1%
12/31/2015                     1.64              12,115              19,830               1.25%                2.1%
12/31/2014                     1.60              11,017              17,667               1.25%                7.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10                   0  $                0               1.00%               -7.6%
12/31/2017                     2.28                   0                   0               1.00%               22.1%
12/31/2016                     1.87                   0                   0               1.00%               11.4%
12/31/2015                     1.67                   0                   0               1.00%                2.3%
12/31/2014                     1.64                   0                   0               1.00%                7.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.75%               -7.4%
12/31/2017                     2.34                   0                   0               0.75%               22.4%
12/31/2016                     1.91                   0                   0               0.75%               11.6%
12/31/2015                     1.71                   0                   0               0.75%                2.6%
12/31/2014                     1.67                   0                   0               0.75%                8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.50%               -7.1%
12/31/2017                     2.41                   0                   0               0.50%               22.7%
12/31/2016                     1.96                   0                   0               0.50%               11.9%
12/31/2015                     1.75                   0                   0               0.50%                2.8%
12/31/2014                     1.71                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                   0  $                0               0.25%               -6.9%
12/31/2017                     2.48                   0                   0               0.25%               23.0%
12/31/2016                     2.01                   0                   0               0.25%               12.2%
12/31/2015                     1.79                   0                   0               0.25%                3.1%
12/31/2014                     1.74                   0                   0               0.25%                8.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.00%               -6.7%
12/31/2017                     2.55                   0                   0               0.00%               23.3%
12/31/2016                     2.07                   0                   0               0.00%               12.5%
12/31/2015                     1.84                   0                   0               0.00%                3.4%
12/31/2014                     1.78                   0                   0               0.00%                8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.6%
    2016        1.5%
    2015        1.4%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS FUNDAMENTAL INVESTORS R3 CLASS - 360802854

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,087,501  $      7,849,696          155,081
                                                      ================  ===============
Receivables: investments sold                 27,611
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,115,112
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,752,885       3,432,385  $          1.97
Band 100                                  1,145,296         564,642             2.03
Band 75                                          --              --             2.09
Band 50                                       3,613           1,676             2.16
Band 25                                          --              --             2.22
Band 0                                      213,318          93,102             2.29
                                    ---------------  --------------
 Total                              $     8,115,112       4,091,805
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       113,071
Mortality & expense charges                                                        (120,289)
                                                                            ----------------
Net investment income (loss)                                                         (7,218)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            790,717
Realized gain distributions                                                         684,358
Net change in unrealized appreciation (depreciation)                             (2,158,946)
                                                                            ----------------
Net gain (loss)                                                                    (683,871)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (691,089)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,218)  $         (5,985)
Net realized gain (loss)                                          790,717            700,405
Realized gain distributions                                       684,358            680,703
Net change in unrealized appreciation (depreciation)           (2,158,946)           786,884
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (691,089)         2,162,007
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,533,162          1,862,715
Cost of units redeemed                                         (3,920,537)        (3,434,643)
Account charges                                                    (4,287)            (4,546)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,391,662)        (1,576,474)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,082,751)           585,533
Net assets, beginning                                          11,197,863         10,612,330
                                                         -----------------  -----------------
Net assets, ending                                       $      8,115,112   $     11,197,863
                                                         =================  =================

Units sold                                                        702,723          1,050,591
Units redeemed                                                 (1,804,090)        (1,828,039)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,101,367)          (777,448)
Units outstanding, beginning                                    5,193,172          5,970,620
                                                         -----------------  -----------------
Units outstanding, ending                                       4,091,805          5,193,172
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     41,238,147
Cost of units redeemed/account charges                                           (44,783,669)
Net investment income (loss)                                                         134,529
Net realized gain (loss)                                                           7,374,888
Realized gain distributions                                                        3,913,412
Net change in unrealized appreciation (depreciation)                                 237,805
                                                                            -----------------
Net assets                                                                  $      8,115,112
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97               3,432  $            6,753               1.25%               -8.1%
12/31/2017                     2.14               4,318               9,244               1.25%               21.4%
12/31/2016                     1.76               4,940               8,712               1.25%               10.8%
12/31/2015                     1.59               6,517              10,376               1.25%                1.8%
12/31/2014                     1.56               9,843              15,401               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                 565  $            1,145               1.00%               -7.9%
12/31/2017                     2.20                 751               1,654               1.00%               21.7%
12/31/2016                     1.81                 813               1,470               1.00%               11.0%
12/31/2015                     1.63                 784               1,277               1.00%                2.0%
12/31/2014                     1.60                 688               1,099               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.75%               -7.6%
12/31/2017                     2.26                   0                   0               0.75%               22.0%
12/31/2016                     1.86                   0                   0               0.75%               11.3%
12/31/2015                     1.67                   0                   0               0.75%                2.3%
12/31/2014                     1.63                   0                   0               0.75%                7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   2  $                4               0.50%               -7.4%
12/31/2017                     2.33                  48                 111               0.50%               22.3%
12/31/2016                     1.90                  52                  99               0.50%               11.6%
12/31/2015                     1.71                  52                  89               0.50%                2.5%
12/31/2014                     1.66                  55                  92               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.25%               -7.2%
12/31/2017                     2.39                   0                   0               0.25%               22.6%
12/31/2016                     1.95                   0                   0               0.25%               11.9%
12/31/2015                     1.75                   0                   0               0.25%                2.8%
12/31/2014                     1.70                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                  93  $              213               0.00%               -6.9%
12/31/2017                     2.46                  77                 189               0.00%               22.9%
12/31/2016                     2.00                 166                 332               0.00%               12.1%
12/31/2015                     1.79                 774               1,382               0.00%                3.0%
12/31/2014                     1.73                 713               1,236               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.1%
    2016        1.2%
    2015        1.0%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R4 CLASS - 458809845

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       255,376   $       256,563           19,283
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,935)
                                     ----------------
Net assets                           $       253,441
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       253,441         227,052  $         1.12
Band 100                                        --              --            1.15
Band 75                                         --              --            1.19
Band 50                                         --              --            1.22
Band 25                                         --              --            1.26
Band 0                                          --              --            1.30
                                   ---------------  --------------
 Total                             $       253,441         227,052
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,771
Mortality & expense charges                                                             (2,845)
                                                                              -----------------
Net investment income (loss)                                                               926
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,497)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     1,766
                                                                              -----------------
Net gain (loss)                                                                           (731)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            195
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            926   $           (288)
Net realized gain (loss)                                            (2,497)              (650)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 1,766                171
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      195               (767)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           130,457             62,414
Cost of units redeemed                                             (80,471)           (54,097)
Account charges                                                       (183)              (224)
                                                          -----------------  -----------------
Increase (decrease)                                                 49,803              8,093
                                                          -----------------  -----------------
Net increase (decrease)                                             49,998              7,326
Net assets, beginning                                              203,443            196,117
                                                          -----------------  -----------------
Net assets, ending                                        $        253,441   $        203,443
                                                          =================  =================

Units sold                                                         118,372             55,296
Units redeemed                                                     (72,929)           (48,252)
                                                          -----------------  -----------------
Net increase (decrease)                                             45,443              7,044
Units outstanding, beginning                                       181,609            174,565
                                                          -----------------  -----------------
Units outstanding, ending                                          227,052            181,609
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,293,931
Cost of units redeemed/account charges                                             (4,045,610)
Net investment income (loss)                                                           18,868
Net realized gain (loss)                                                              (14,299)
Realized gain distributions                                                             1,738
Net change in unrealized appreciation (depreciation)                                   (1,187)
                                                                             -----------------
Net assets                                                                   $        253,441
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 227  $              253               1.25%               -0.4%
12/31/2017                     1.12                 182                 203               1.25%               -0.3%
12/31/2016                     1.12                 175                 196               1.25%               -0.1%
12/31/2015                     1.12                 223                 250               1.25%               -0.3%
12/31/2014                     1.13                 178                 201               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -0.1%
12/31/2017                     1.15                   0                   0               1.00%                0.0%
12/31/2016                     1.15                   0                   0               1.00%                0.1%
12/31/2015                     1.15                   0                   0               1.00%               -0.1%
12/31/2014                     1.15                   0                   0               1.00%                0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.75%                0.1%
12/31/2017                     1.18                   0                   0               0.75%                0.2%
12/31/2016                     1.18                   0                   0               0.75%                0.4%
12/31/2015                     1.18                   0                   0               0.75%                0.2%
12/31/2014                     1.18                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%                0.4%
12/31/2017                     1.22                   0                   0               0.50%                0.5%
12/31/2016                     1.21                   0                   0               0.50%                0.6%
12/31/2015                     1.21                   0                   0               0.50%                0.4%
12/31/2014                     1.20                   0                   0               0.50%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%                0.6%
12/31/2017                     1.25                   0                   0               0.25%                0.7%
12/31/2016                     1.24                   0                   0               0.25%                0.9%
12/31/2015                     1.23                   0                   0               0.25%                0.7%
12/31/2014                     1.23                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.00%                0.9%
12/31/2017                     1.29                   0                   0               0.00%                1.0%
12/31/2016                     1.28                   0                   0               0.00%                1.1%
12/31/2015                     1.26                   0                   0               0.00%                0.9%
12/31/2014                     1.25                   0                   0               0.00%                1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.1%
    2016        1.2%
    2015        1.2%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R3 CLASS - 458809852

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       588,248   $       599,848           44,436
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,386)
                                     ----------------
Net assets                           $       586,862
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       154,190         141,933  $         1.09
Band 100                                   432,672         385,556            1.12
Band 75                                         --              --            1.16
Band 50                                         --              --            1.20
Band 25                                         --              --            1.24
Band 0                                          --              --            1.28
                                   ---------------  --------------
 Total                             $       586,862         527,489
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,659
Mortality & expense charges                                                             (6,992)
                                                                              -----------------
Net investment income (loss)                                                             1,667
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,547)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,138)
                                                                              -----------------
Net gain (loss)                                                                         (6,685)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (5,018)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,667   $          (2,146)
Net realized gain (loss)                                            (5,547)             (3,392)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                (1,138)              2,439
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (5,018)             (3,099)
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            41,041              79,062
Cost of units redeemed                                            (185,239)           (271,237)
Account charges                                                       (234)               (194)
                                                          -----------------  ------------------
Increase (decrease)                                               (144,432)           (192,369)
                                                          -----------------  ------------------
Net increase (decrease)                                           (149,450)           (195,468)
Net assets, beginning                                              736,312             931,780
                                                          -----------------  ------------------
Net assets, ending                                        $        586,862   $         736,312
                                                          =================  ==================

Units sold                                                          38,011              73,034
Units redeemed                                                    (169,719)           (246,676)
                                                          -----------------  ------------------
Net increase (decrease)                                           (131,708)           (173,642)
Units outstanding, beginning                                       659,197             832,839
                                                          -----------------  ------------------
Units outstanding, ending                                          527,489             659,197
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,876,653
Cost of units redeemed/account charges                                            (5,427,204)
Net investment income (loss)                                                          97,665
Net realized gain (loss)                                                              44,419
Realized gain distributions                                                            6,929
Net change in unrealized appreciation (depreciation)                                 (11,600)
                                                                            -----------------
Net assets                                                                  $        586,862
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                 142  $              154               1.25%               -0.7%
12/31/2017                     1.09                 196                 214               1.25%               -0.6%
12/31/2016                     1.10                 324                 356               1.25%               -0.4%
12/31/2015                     1.10                 358                 395               1.25%               -0.7%
12/31/2014                     1.11                 599                 666               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 386  $              433               1.00%               -0.4%
12/31/2017                     1.13                 464                 522               1.00%               -0.3%
12/31/2016                     1.13                 509                 576               1.00%               -0.2%
12/31/2015                     1.13                 157                 178               1.00%               -0.4%
12/31/2014                     1.14                 162                 184               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -0.2%
12/31/2017                     1.16                   0                   0               0.75%               -0.1%
12/31/2016                     1.16                   0                   0               0.75%                0.1%
12/31/2015                     1.16                   0                   0               0.75%               -0.2%
12/31/2014                     1.16                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.50%                0.1%
12/31/2017                     1.20                   0                   0               0.50%                0.2%
12/31/2016                     1.19                   0                   0               0.50%                0.3%
12/31/2015                     1.19                   0                   0               0.50%                0.1%
12/31/2014                     1.19                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.25%                0.3%
12/31/2017                     1.23                   0                   0               0.25%                0.4%
12/31/2016                     1.23                   0                   0               0.25%                0.6%
12/31/2015                     1.22                   0                   0               0.25%                0.3%
12/31/2014                     1.22                   0                   0               0.25%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.00%                0.6%
12/31/2017                     1.27                   0                   0               0.00%                0.7%
12/31/2016                     1.26                   0                   0               0.00%                0.8%
12/31/2015                     1.25                  29                  36               0.00%                0.6%
12/31/2014                     1.24                  57                  71               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.8%
    2016        1.0%
    2015        0.8%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS NEW PERSPECTIVE FUND R4 CLASS - 648018844

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     8,436,948   $    8,831,131          227,288
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (21,154)
                                     ----------------
Net assets                           $     8,415,794
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,415,794       4,898,004  $          1.72
Band 100                                         --              --             1.75
Band 75                                          --              --             1.78
Band 50                                          --              --             1.82
Band 25                                          --              --             1.85
Band 0                                           --              --             1.89
                                    ---------------  --------------
 Total                              $     8,415,794       4,898,004
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        88,798
Mortality & expense charges                                                        (129,962)
                                                                            ----------------
Net investment income (loss)                                                        (41,164)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            427,515
Realized gain distributions                                                         509,230
Net change in unrealized appreciation (depreciation)                             (1,565,163)
                                                                            ----------------
Net gain (loss)                                                                    (628,418)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (669,582)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (41,164)  $        (66,957)
Net realized gain (loss)                                          427,515            131,411
Realized gain distributions                                       509,230            475,394
Net change in unrealized appreciation (depreciation)           (1,565,163)         1,476,839
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (669,582)         2,016,687
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,600,295          2,941,492
Cost of units redeemed                                         (3,401,613)        (2,586,845)
Account charges                                                    (9,518)            (6,477)
                                                         -----------------  -----------------
Increase (decrease)                                              (810,836)           348,170
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,480,418)         2,364,857
Net assets, beginning                                           9,896,212          7,531,355
                                                         -----------------  -----------------
Net assets, ending                                       $      8,415,794   $      9,896,212
                                                         =================  =================

Units sold                                                      1,371,754          1,880,329
Units redeemed                                                 (1,825,950)        (1,683,843)
                                                         -----------------  -----------------
Net increase (decrease)                                          (454,196)           196,486
Units outstanding, beginning                                    5,352,200          5,155,714
                                                         -----------------  -----------------
Units outstanding, ending                                       4,898,004          5,352,200
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    21,461,903
Cost of units redeemed/account charges                                          (15,406,552)
Net investment income (loss)                                                       (187,786)
Net realized gain (loss)                                                            822,377
Realized gain distributions                                                       2,120,035
Net change in unrealized appreciation (depreciation)                               (394,183)
                                                                            ----------------
Net assets                                                                  $     8,415,794
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72               4,898  $            8,416               1.25%               -7.1%
12/31/2017                     1.85               5,352               9,896               1.25%               27.2%
12/31/2016                     1.45               4,785               6,954               1.25%                0.6%
12/31/2015                     1.45               4,474               6,465               1.25%                4.0%
12/31/2014                     1.39               4,128               5,736               1.25%                1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               1.00%               -6.8%
12/31/2017                     1.88                   0                   0               1.00%               27.5%
12/31/2016                     1.47                   0                   0               1.00%                0.8%
12/31/2015                     1.46                   0                   0               1.00%                4.3%
12/31/2014                     1.40                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -6.6%
12/31/2017                     1.91                   0                   0               0.75%               27.9%
12/31/2016                     1.49                   0                   0               0.75%                1.1%
12/31/2015                     1.48                   0                   0               0.75%                4.5%
12/31/2014                     1.41                   0                   0               0.75%                2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.50%               -6.4%
12/31/2017                     1.94                   0                   0               0.50%               28.2%
12/31/2016                     1.51                   0                   0               0.50%                1.3%
12/31/2015                     1.49                   0                   0               0.50%                4.8%
12/31/2014                     1.43                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.25%               -6.1%
12/31/2017                     1.97                   0                   0               0.25%               28.5%
12/31/2016                     1.54                   0                   0               0.25%                1.6%
12/31/2015                     1.51                   0                   0               0.25%                5.0%
12/31/2014                     1.44                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.00%               -5.9%
12/31/2017                     2.01                   0                   0               0.00%               28.8%
12/31/2016                     1.56                 371                 577               0.00%                1.8%
12/31/2015                     1.53                 328                 502               0.00%                5.3%
12/31/2014                     1.45                 189                 274               0.00%                3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.4%
    2016        0.8%
    2015        0.7%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS NEW PERSPECTIVE FUND R3 CLASS - 648018851

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,087,513  $     3,271,874           83,877
                                                       ===============  ===============
Receivables: investments sold                   8,341
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,095,854
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,953,364       1,758,514  $          1.68
Band 100                                         --              --             1.71
Band 75                                          --              --             1.74
Band 50                                          --              --             1.78
Band 25                                          --              --             1.81
Band 0                                      142,490          77,228             1.85
                                    ---------------  --------------
 Total                              $     3,095,854       1,835,742
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        21,477
Mortality & expense charges                                                         (43,867)
                                                                            ----------------
Net investment income (loss)                                                        (22,390)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            252,187
Realized gain distributions                                                         188,515
Net change in unrealized appreciation (depreciation)                               (627,479)
                                                                            ----------------
Net gain (loss)                                                                    (186,777)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (209,167)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,390)  $        (42,082)
Net realized gain (loss)                                          252,187            136,184
Realized gain distributions                                       188,515            201,440
Net change in unrealized appreciation (depreciation)             (627,479)           604,908
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (209,167)           900,450
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          986,803          1,457,841
Cost of units redeemed                                         (1,875,937)        (1,566,113)
Account charges                                                    (1,739)            (2,173)
                                                         -----------------  -----------------
Increase (decrease)                                              (890,873)          (110,445)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,100,040)           790,005
Net assets, beginning                                           4,195,894          3,405,889
                                                         -----------------  -----------------
Net assets, ending                                       $      3,095,854   $      4,195,894
                                                         =================  =================

Units sold                                                        531,717            881,706
Units redeemed                                                 (1,005,638)          (950,621)
                                                         -----------------  -----------------
Net increase (decrease)                                          (473,921)           (68,915)
Units outstanding, beginning                                    2,309,663          2,378,578
                                                         -----------------  -----------------
Units outstanding, ending                                       1,835,742          2,309,663
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,722,283
Cost of units redeemed/account charges                                           (8,884,962)
Net investment income (loss)                                                       (164,968)
Net realized gain (loss)                                                            486,265
Realized gain distributions                                                       1,121,597
Net change in unrealized appreciation (depreciation)                               (184,361)
                                                                            ----------------
Net assets                                                                  $     3,095,854
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               1,759  $            2,953               1.25%               -7.3%
12/31/2017                     1.81               2,247               4,072               1.25%               26.9%
12/31/2016                     1.43               2,303               3,290               1.25%                0.2%
12/31/2015                     1.43               3,006               4,284               1.25%                3.7%
12/31/2014                     1.37               2,851               3,919               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%               -7.1%
12/31/2017                     1.84                   0                   0               1.00%               27.2%
12/31/2016                     1.45                   0                   0               1.00%                0.5%
12/31/2015                     1.44                   0                   0               1.00%                4.0%
12/31/2014                     1.39                   0                   0               1.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%               -6.9%
12/31/2017                     1.87                   0                   0               0.75%               27.5%
12/31/2016                     1.47                   0                   0               0.75%                0.7%
12/31/2015                     1.46                   0                   0               0.75%                4.2%
12/31/2014                     1.40                   0                   0               0.75%                2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%               -6.6%
12/31/2017                     1.90                   0                   0               0.50%               27.8%
12/31/2016                     1.49                   0                   0               0.50%                1.0%
12/31/2015                     1.47                   0                   0               0.50%                4.5%
12/31/2014                     1.41                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -6.4%
12/31/2017                     1.93                   0                   0               0.25%               28.1%
12/31/2016                     1.51                   0                   0               0.25%                1.2%
12/31/2015                     1.49                   0                   0               0.25%                4.7%
12/31/2014                     1.42                   0                   0               0.25%                2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                  77  $              142               0.00%               -6.2%
12/31/2017                     1.97                  63                 124               0.00%               28.5%
12/31/2016                     1.53                  76                 116               0.00%                1.5%
12/31/2015                     1.51                 357                 538               0.00%                5.0%
12/31/2014                     1.44                 340                 489               0.00%                2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.1%
    2016        0.4%
    2015        0.4%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS NEW WORLD FUND R4 CLASS - 649280849

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,284,417  $     12,536,845          215,516
                                                      ================  ===============
Receivables: investments sold                 93,411
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,377,828
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,358,480        9,476,083  $         1.30
Band 100                                        --               --            1.33
Band 75                                         --               --            1.35
Band 50                                         --               --            1.37
Band 25                                         --               --            1.39
Band 0                                      19,348           13,660            1.42
                                    --------------  ---------------
 Total                              $   12,377,828        9,489,743
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        129,544
Mortality & expense charges                                                         (189,943)
                                                                            -----------------
Net investment income (loss)                                                         (60,399)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,147,280
Realized gain distributions                                                          151,029
Net change in unrealized appreciation (depreciation)                              (3,203,540)
                                                                            -----------------
Net gain (loss)                                                                   (1,905,231)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,965,630)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (60,399)  $        (28,052)
Net realized gain (loss)                                        1,147,280             31,651
Realized gain distributions                                       151,029            176,000
Net change in unrealized appreciation (depreciation)           (3,203,540)         4,417,957
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,965,630)         4,597,556
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,567,967          4,732,921
Cost of units redeemed                                         (8,794,269)        (5,719,510)
Account charges                                                   (45,676)           (73,052)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,271,978)        (1,059,641)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,237,608)         3,537,915
Net assets, beginning                                          18,615,436         15,077,521
                                                         -----------------  -----------------
Net assets, ending                                       $     12,377,828   $     18,615,436
                                                         =================  =================

Units sold                                                      3,229,538          5,537,777
Units redeemed                                                 (6,105,265)        (6,288,461)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,875,727)          (750,684)
Units outstanding, beginning                                   12,365,470         13,116,154
                                                         -----------------  -----------------
Units outstanding, ending                                       9,489,743         12,365,470
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     35,301,938
Cost of units redeemed/account charges                                           (24,427,111)
Net investment income (loss)                                                        (134,787)
Net realized gain (loss)                                                           1,081,419
Realized gain distributions                                                          808,797
Net change in unrealized appreciation (depreciation)                                (252,428)
                                                                            -----------------
Net assets                                                                  $     12,377,828
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30               9,476  $           12,358               1.25%              -13.4%
12/31/2017                     1.51              12,353              18,595               1.25%               31.0%
12/31/2016                     1.15              13,108              15,067               1.25%                2.7%
12/31/2015                     1.12              10,325              11,562               1.25%               -7.1%
12/31/2014                     1.21               8,347              10,064               1.25%               -4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               1.00%              -13.1%
12/31/2017                     1.53                   0                   0               1.00%               31.3%
12/31/2016                     1.16                   0                   0               1.00%                2.9%
12/31/2015                     1.13                   0                   0               1.00%               -6.9%
12/31/2014                     1.21                   0                   0               1.00%               -4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%              -12.9%
12/31/2017                     1.55                   0                   0               0.75%               31.6%
12/31/2016                     1.18                   0                   0               0.75%                3.2%
12/31/2015                     1.14                   0                   0               0.75%               -6.7%
12/31/2014                     1.22                   0                   0               0.75%               -4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.50%              -12.7%
12/31/2017                     1.57                   0                   0               0.50%               31.9%
12/31/2016                     1.19                   0                   0               0.50%                3.4%
12/31/2015                     1.15                   0                   0               0.50%               -6.4%
12/31/2014                     1.23                   0                   0               0.50%               -4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.25%              -12.5%
12/31/2017                     1.59                   0                   0               0.25%               32.3%
12/31/2016                     1.20                   0                   0               0.25%                3.7%
12/31/2015                     1.16                   0                   0               0.25%               -6.2%
12/31/2014                     1.24                   0                   0               0.25%               -3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                  14  $               19               0.00%              -12.3%
12/31/2017                     1.61                  12                  20               0.00%               32.6%
12/31/2016                     1.22                   9                  10               0.00%                3.9%
12/31/2015                     1.17                   5                   6               0.00%               -6.0%
12/31/2014                     1.25                   2                   3               0.00%               -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.1%
    2016        1.2%
    2015        0.7%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS NEW WORLD FUND R3 CLASS - 649280856

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      700,137   $       718,072           12,376
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (954)
                                     ---------------
Net assets                           $      699,183
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       699,183         547,756  $         1.28
Band 100                                        --              --            1.30
Band 75                                         --              --            1.32
Band 50                                         --              --            1.34
Band 25                                         --              --            1.36
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       699,183         547,756
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          4,633
Mortality & expense charges                                                           (9,409)
                                                                            -----------------
Net investment income (loss)                                                          (4,776)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,501
Realized gain distributions                                                            8,652
Net change in unrealized appreciation (depreciation)                                (142,312)
                                                                            -----------------
Net gain (loss)                                                                     (104,159)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (108,935)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,776)  $         (3,303)
Net realized gain (loss)                                           29,501             28,735
Realized gain distributions                                         8,652              6,940
Net change in unrealized appreciation (depreciation)             (142,312)           146,144
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (108,935)           178,516
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          278,976            317,753
Cost of units redeemed                                           (201,858)          (240,344)
Account charges                                                    (1,402)              (878)
                                                         -----------------  -----------------
Increase (decrease)                                                75,716             76,531
                                                         -----------------  -----------------
Net increase (decrease)                                           (33,219)           255,047
Net assets, beginning                                             732,402            477,355
                                                         -----------------  -----------------
Net assets, ending                                       $        699,183   $        732,402
                                                         =================  =================

Units sold                                                        198,397            252,233
Units redeemed                                                   (146,176)          (178,369)
                                                         -----------------  -----------------
Net increase (decrease)                                            52,221             73,864
Units outstanding, beginning                                      495,535            421,671
                                                         -----------------  -----------------
Units outstanding, ending                                         547,756            495,535
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,391,767
Cost of units redeemed/account charges                                              (717,877)
Net investment income (loss)                                                         (13,860)
Net realized gain (loss)                                                              24,464
Realized gain distributions                                                           32,624
Net change in unrealized appreciation (depreciation)                                 (17,935)
                                                                            -----------------
Net assets                                                                  $        699,183
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                 548  $              699               1.25%              -13.6%
12/31/2017                     1.48                 496                 732               1.25%               30.6%
12/31/2016                     1.13                 422                 477               1.25%                2.3%
12/31/2015                     1.11                 390                 431               1.25%               -7.4%
12/31/2014                     1.20                 280                 335               1.25%               -5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%              -13.4%
12/31/2017                     1.50                   0                   0               1.00%               30.9%
12/31/2016                     1.15                   0                   0               1.00%                2.6%
12/31/2015                     1.12                   0                   0               1.00%               -7.2%
12/31/2014                     1.20                   0                   0               1.00%               -4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%              -13.2%
12/31/2017                     1.52                   0                   0               0.75%               31.2%
12/31/2016                     1.16                   0                   0               0.75%                2.8%
12/31/2015                     1.13                   0                   0               0.75%               -7.0%
12/31/2014                     1.21                   0                   0               0.75%               -4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%              -13.0%
12/31/2017                     1.54                   0                   0               0.50%               31.5%
12/31/2016                     1.17                   0                   0               0.50%                3.1%
12/31/2015                     1.14                   0                   0               0.50%               -6.7%
12/31/2014                     1.22                   0                   0               0.50%               -4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.25%              -12.8%
12/31/2017                     1.56                   0                   0               0.25%               31.9%
12/31/2016                     1.19                   0                   0               0.25%                3.3%
12/31/2015                     1.15                   0                   0               0.25%               -6.5%
12/31/2014                     1.23                   0                   0               0.25%               -4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%              -12.5%
12/31/2017                     1.59                   0                   0               0.00%               32.2%
12/31/2016                     1.20                   0                   0               0.00%                3.6%
12/31/2015                     1.16                   3                   3               0.00%               -6.3%
12/31/2014                     1.23                   1                   2               0.00%               -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.9%
    2016        0.8%
    2015        0.4%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS SMALLCAP WORLD FUND R4 CLASS - 831681846

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,084,470  $      2,221,547           44,827
                                                      ================  ===============
Receivables: investments sold                 18,143
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,102,613
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,102,613       1,494,118  $          1.41
Band 100                                         --              --             1.45
Band 75                                          --              --             1.49
Band 50                                          --              --             1.53
Band 25                                          --              --             1.57
Band 0                                           --              --             1.62
                                    ---------------  --------------
 Total                              $     2,102,613       1,494,118
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (23,521)
                                                                            -----------------
Net investment income (loss)                                                         (23,521)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,611
Realized gain distributions                                                          120,619
Net change in unrealized appreciation (depreciation)                                (337,920)
                                                                            -----------------
Net gain (loss)                                                                     (203,690)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (227,211)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (23,521)  $        (24,611)
Net realized gain (loss)                                           13,611            132,162
Realized gain distributions                                       120,619             81,754
Net change in unrealized appreciation (depreciation)             (337,920)           262,541
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (227,211)           451,846
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          874,781            394,213
Cost of units redeemed                                           (123,411)        (1,541,425)
Account charges                                                    (1,643)            (1,727)
                                                         -----------------  -----------------
Increase (decrease)                                               749,727         (1,148,939)
                                                         -----------------  -----------------
Net increase (decrease)                                           522,516           (697,093)
Net assets, beginning                                           1,580,097          2,277,190
                                                         -----------------  -----------------
Net assets, ending                                       $      2,102,613   $      1,580,097
                                                         =================  =================

Units sold                                                        570,710            373,704
Units redeemed                                                    (77,835)        (1,180,080)
                                                         -----------------  -----------------
Net increase (decrease)                                           492,875           (806,376)
Units outstanding, beginning                                    1,001,243          1,807,619
                                                         -----------------  -----------------
Units outstanding, ending                                       1,494,118          1,001,243
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,372,468
Cost of units redeemed/account charges                                           (4,729,124)
Net investment income (loss)                                                       (107,251)
Net realized gain (loss)                                                            199,819
Realized gain distributions                                                         503,778
Net change in unrealized appreciation (depreciation)                               (137,077)
                                                                            ----------------
Net assets                                                                  $     2,102,613
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41               1,494  $            2,103               1.25%              -10.8%
12/31/2017                     1.58               1,001               1,580               1.25%               25.3%
12/31/2016                     1.26               1,808               2,277               1.25%                4.5%
12/31/2015                     1.21               1,804               2,175               1.25%                1.4%
12/31/2014                     1.19               1,087               1,293               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               1.00%              -10.6%
12/31/2017                     1.62                   0                   0               1.00%               25.6%
12/31/2016                     1.29                   0                   0               1.00%                4.7%
12/31/2015                     1.23                   0                   0               1.00%                1.6%
12/31/2014                     1.21                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.75%              -10.4%
12/31/2017                     1.66                   0                   0               0.75%               25.9%
12/31/2016                     1.32                   0                   0               0.75%                5.0%
12/31/2015                     1.26                   0                   0               0.75%                1.9%
12/31/2014                     1.23                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.50%              -10.2%
12/31/2017                     1.70                   0                   0               0.50%               26.2%
12/31/2016                     1.35                   0                   0               0.50%                5.2%
12/31/2015                     1.28                   0                   0               0.50%                2.1%
12/31/2014                     1.26                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.25%               -9.9%
12/31/2017                     1.75                   0                   0               0.25%               26.5%
12/31/2016                     1.38                   0                   0               0.25%                5.5%
12/31/2015                     1.31                   0                   0               0.25%                2.4%
12/31/2014                     1.28                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.00%               -9.7%
12/31/2017                     1.79                   0                   0               0.00%               26.8%
12/31/2016                     1.41                   0                   0               0.00%                5.8%
12/31/2015                     1.34                   0                   0               0.00%                2.6%
12/31/2014                     1.30                   0                   0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.4%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS SMALLCAP WORLD FUND R3 CLASS - 831681853

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,692,966  $     1,797,477           37,873
                                                       ===============  ===============
Receivables: investments sold                   2,001
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,694,967
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,460,801       1,077,415  $          1.36
Band 100                                    187,797         134,704             1.39
Band 75                                          --              --             1.43
Band 50                                          --              --             1.47
Band 25                                          --              --             1.52
Band 0                                       46,369          29,755             1.56
                                    ---------------  --------------
 Total                              $     1,694,967       1,241,874
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (21,693)
                                                                            ----------------
Net investment income (loss)                                                        (21,693)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,528
Realized gain distributions                                                         116,386
Net change in unrealized appreciation (depreciation)                               (412,680)
                                                                            ----------------
Net gain (loss)                                                                    (165,766)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (187,459)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (21,693)  $        (23,295)
Net realized gain (loss)                                          130,528             55,406
Realized gain distributions                                       116,386             91,338
Net change in unrealized appreciation (depreciation)             (412,680)           310,474
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (187,459)           433,923
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          565,014            294,650
Cost of units redeemed                                           (731,132)          (456,075)
Account charges                                                    (1,048)              (846)
                                                         -----------------  -----------------
Increase (decrease)                                              (167,166)          (162,271)
                                                         -----------------  -----------------
Net increase (decrease)                                          (354,625)           271,652
Net assets, beginning                                           2,049,592          1,777,940
                                                         -----------------  -----------------
Net assets, ending                                       $      1,694,967   $      2,049,592
                                                         =================  =================

Units sold                                                        371,157            214,634
Units redeemed                                                   (464,916)          (325,876)
                                                         -----------------  -----------------
Net increase (decrease)                                           (93,759)          (111,242)
Units outstanding, beginning                                    1,335,633          1,446,875
                                                         -----------------  -----------------
Units outstanding, ending                                       1,241,874          1,335,633
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,229,935
Cost of units redeemed/account charges                                           (5,490,932)
Net investment income (loss)                                                       (144,267)
Net realized gain (loss)                                                            552,209
Realized gain distributions                                                         652,533
Net change in unrealized appreciation (depreciation)                               (104,511)
                                                                            ----------------
Net assets                                                                  $     1,694,967
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36               1,077  $            1,461               1.25%              -11.1%
12/31/2017                     1.53               1,129               1,722               1.25%               24.9%
12/31/2016                     1.22               1,158               1,414               1.25%                4.2%
12/31/2015                     1.17               1,571               1,841               1.25%                1.0%
12/31/2014                     1.16               1,499               1,740               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                 135  $              188               1.00%              -10.9%
12/31/2017                     1.56                 180                 282               1.00%               25.2%
12/31/2016                     1.25                 264                 329               1.00%                4.4%
12/31/2015                     1.20                 293                 350               1.00%                1.3%
12/31/2014                     1.18                 311                 368               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.75%              -10.7%
12/31/2017                     1.60                   0                   0               0.75%               25.5%
12/31/2016                     1.28                   0                   0               0.75%                4.7%
12/31/2015                     1.22                   0                   0               0.75%                1.5%
12/31/2014                     1.20                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.50%              -10.4%
12/31/2017                     1.65                   0                   0               0.50%               25.8%
12/31/2016                     1.31                   0                   0               0.50%                4.9%
12/31/2015                     1.25                   0                   0               0.50%                1.8%
12/31/2014                     1.22                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.25%              -10.2%
12/31/2017                     1.69                   0                   0               0.25%               26.1%
12/31/2016                     1.34                   0                   0               0.25%                5.2%
12/31/2015                     1.27                   0                   0               0.25%                2.0%
12/31/2014                     1.25                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                  30  $               46               0.00%              -10.0%
12/31/2017                     1.73                  27                  46               0.00%               26.5%
12/31/2016                     1.37                  25                  34               0.00%                5.5%
12/31/2015                     1.30                  20                  26               0.00%                2.3%
12/31/2014                     1.27                  14                  18               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS THE GROWTH FUND OF AMERICA R4 CLASS - 399874841

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    25,450,578  $     24,778,096          601,100
                                                      ================  ===============
Receivables: investments sold                 30,049
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    25,480,627
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   25,480,627      12,042,214  $          2.12
Band 100                                        --              --             2.18
Band 75                                         --              --             2.25
Band 50                                         --              --             2.32
Band 25                                         --              --             2.39
Band 0                                          --              --             2.46
                                    --------------  --------------
 Total                              $   25,480,627      12,042,214
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        141,702
Mortality & expense charges                                                         (430,767)
                                                                            -----------------
Net investment income (loss)                                                        (289,065)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,635,454
Realized gain distributions                                                        2,575,438
Net change in unrealized appreciation (depreciation)                              (6,767,551)
                                                                            -----------------
Net gain (loss)                                                                     (556,659)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (845,724)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (289,065)  $       (273,424)
Net realized gain (loss)                                        3,635,454          2,454,041
Realized gain distributions                                     2,575,438          2,145,315
Net change in unrealized appreciation (depreciation)           (6,767,551)         3,070,998
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (845,724)         7,396,930
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,753,250          6,647,909
Cost of units redeemed                                        (14,138,422)       (11,427,404)
Account charges                                                   (13,115)           (34,646)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,398,287)        (4,814,141)
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,244,011)         2,582,789
Net assets, beginning                                          33,724,638         31,141,849
                                                         -----------------  -----------------
Net assets, ending                                       $     25,480,627   $     33,724,638
                                                         =================  =================

Units sold                                                      2,857,926          3,355,041
Units redeemed                                                 (6,090,015)        (5,644,519)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,232,089)        (2,289,478)
Units outstanding, beginning                                   15,274,303         17,563,781
                                                         -----------------  -----------------
Units outstanding, ending                                      12,042,214         15,274,303
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    119,116,561
Cost of units redeemed/account charges                                         (121,534,817)
Net investment income (loss)                                                     (1,714,117)
Net realized gain (loss)                                                         12,256,717
Realized gain distributions                                                      16,683,801
Net change in unrealized appreciation (depreciation)                                672,482
                                                                           -----------------
Net assets                                                                 $     25,480,627
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12              12,042  $           25,481               1.25%               -4.2%
12/31/2017                     2.21              15,274              33,725               1.25%               24.5%
12/31/2016                     1.77              17,564              31,142               1.25%                7.1%
12/31/2015                     1.66              18,926              31,333               1.25%                4.0%
12/31/2014                     1.59              19,110              30,414               1.25%                7.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               1.00%               -3.9%
12/31/2017                     2.27                   0                   0               1.00%               24.8%
12/31/2016                     1.82                   0                   0               1.00%                7.4%
12/31/2015                     1.69                   0                   0               1.00%                4.3%
12/31/2014                     1.62                   0                   0               1.00%                8.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.75%               -3.7%
12/31/2017                     2.33                   0                   0               0.75%               25.1%
12/31/2016                     1.87                   0                   0               0.75%                7.6%
12/31/2015                     1.73                   0                   0               0.75%                4.5%
12/31/2014                     1.66                   0                   0               0.75%                8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.32                   0  $                0               0.50%               -3.4%
12/31/2017                     2.40                   0                   0               0.50%               25.5%
12/31/2016                     1.91                   0                   0               0.50%                7.9%
12/31/2015                     1.77                   0                   0               0.50%                4.8%
12/31/2014                     1.69                   0                   0               0.50%                8.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               0.25%               -3.2%
12/31/2017                     2.47                   0                   0               0.25%               25.8%
12/31/2016                     1.96                   0                   0               0.25%                8.2%
12/31/2015                     1.81                   0                   0               0.25%                5.1%
12/31/2014                     1.73                   0                   0               0.25%                9.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                   0  $                0               0.00%               -3.0%
12/31/2017                     2.54                   0                   0               0.00%               26.1%
12/31/2016                     2.01                   0                   0               0.00%                8.4%
12/31/2015                     1.86               4,675               8,682               0.00%                5.3%
12/31/2014                     1.76               5,016               8,843               0.00%                9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.5%
    2016        0.5%
    2015        0.6%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS THE GROWTH FUND OF AMERICA R3 CLASS - 399874858

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,237,959  $     13,761,423          339,645
                                                      ================  ===============
Receivables: investments sold                 59,848
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,297,807
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,652,108        5,462,938  $         2.13
Band 100                                 1,549,144          703,085            2.20
Band 75                                         --               --            2.28
Band 50                                        503              214            2.35
Band 25                                         --               --            2.43
Band 0                                   1,096,052          436,840            2.51
                                    --------------  ---------------
 Total                              $   14,297,807        6,603,077
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         29,350
Mortality & expense charges                                                         (225,519)
                                                                            -----------------
Net investment income (loss)                                                        (196,169)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,073,738
Realized gain distributions                                                        1,489,171
Net change in unrealized appreciation (depreciation)                              (3,789,542)
                                                                            -----------------
Net gain (loss)                                                                     (226,633)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (422,802)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (196,169)  $       (187,900)
Net realized gain (loss)                                        2,073,738            930,641
Realized gain distributions                                     1,489,171          1,239,628
Net change in unrealized appreciation (depreciation)           (3,789,542)         2,098,157
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (422,802)         4,080,526
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,929,014          3,349,428
Cost of units redeemed                                         (8,955,469)        (4,880,112)
Account charges                                                    (9,219)           (13,789)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,035,674)        (1,544,473)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,458,476)         2,536,053
Net assets, beginning                                          19,756,283         17,220,230
                                                         -----------------  -----------------
Net assets, ending                                       $     14,297,807   $     19,756,283
                                                         =================  =================

Units sold                                                      1,663,423          1,676,008
Units redeemed                                                 (3,818,236)        (2,372,995)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,154,813)          (696,987)
Units outstanding, beginning                                    8,757,890          9,454,877
                                                         -----------------  -----------------
Units outstanding, ending                                       6,603,077          8,757,890
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $     64,320,159
Cost of units redeemed/account charges                                          (68,720,304)
Net investment income (loss)                                                     (1,715,453)
Net realized gain (loss)                                                         10,953,336
Realized gain distributions                                                       8,983,533
Net change in unrealized appreciation (depreciation)                                476,536
                                                                           -----------------
Net assets                                                                 $     14,297,807
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13               5,463  $           11,652               1.25%               -4.5%
12/31/2017                     2.23               7,495              16,732               1.25%               24.2%
12/31/2016                     1.80               7,871              14,153               1.25%                6.8%
12/31/2015                     1.68               8,696              14,644               1.25%                3.7%
12/31/2014                     1.62              12,060              19,579               1.25%                7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                 703  $            1,549               1.00%               -4.2%
12/31/2017                     2.30                 856               1,970               1.00%               24.5%
12/31/2016                     1.85                 933               1,724               1.00%                7.0%
12/31/2015                     1.73                 970               1,675               1.00%                4.0%
12/31/2014                     1.66                 862               1,432               1.00%                7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.75%               -4.0%
12/31/2017                     2.37                   0                   0               0.75%               24.8%
12/31/2016                     1.90                   0                   0               0.75%                7.3%
12/31/2015                     1.77                   0                   0               0.75%                4.2%
12/31/2014                     1.70                   0                   0               0.75%                8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                1               0.50%               -3.7%
12/31/2017                     2.44                   0                   1               0.50%               25.1%
12/31/2016                     1.95                   0                   0               0.50%                7.6%
12/31/2015                     1.82                   0                   0               0.50%                4.5%
12/31/2014                     1.74                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                   0  $                0               0.25%               -3.5%
12/31/2017                     2.52                   0                   0               0.25%               25.4%
12/31/2016                     2.01                   0                   0               0.25%                7.8%
12/31/2015                     1.86                   0                   0               0.25%                4.8%
12/31/2014                     1.78                   0                   0               0.25%                8.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                 437  $            1,096               0.00%               -3.2%
12/31/2017                     2.59                 406               1,054               0.00%               25.7%
12/31/2016                     2.06                 651               1,343               0.00%                8.1%
12/31/2015                     1.91                 737               1,405               0.00%                5.0%
12/31/2014                     1.82                 767               1,394               0.00%                8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.2%
    2016        0.2%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R4 CLASS - 939330841

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    32,974,866  $     33,171,294          807,218
                                                      ================  ===============
Receivables: investments sold                 11,692
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    32,986,558
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,535,254      11,600,282  $          2.37
Band 100                                        --              --             2.43
Band 75                                         --              --             2.48
Band 50                                         --              --             2.54
Band 25                                         --              --             2.60
Band 0                                   5,451,304       2,051,325             2.66
                                    --------------  --------------
 Total                              $   32,986,558      13,651,607
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       671,393
Mortality & expense charges                                                        (396,175)
                                                                            ----------------
Net investment income (loss)                                                        275,218
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            905,801
Realized gain distributions                                                       1,973,961
Net change in unrealized appreciation (depreciation)                             (4,514,106)
                                                                            ----------------
Net gain (loss)                                                                  (1,634,344)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,359,126)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        275,218   $        319,434
Net realized gain (loss)                                          905,801            800,872
Realized gain distributions                                     1,973,961          2,206,067
Net change in unrealized appreciation (depreciation)           (4,514,106)         3,309,164
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,359,126)         6,635,537
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,449,444          5,999,162
Cost of units redeemed                                        (11,059,597)       (10,138,140)
Account charges                                                   (15,561)           (17,405)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,625,714)        (4,156,383)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,984,840)         2,479,154
Net assets, beginning                                          38,971,398         36,492,244
                                                         -----------------  -----------------
Net assets, ending                                       $     32,986,558   $     38,971,398
                                                         =================  =================

Units sold                                                      2,564,989          2,728,485
Units redeemed                                                 (4,415,832)        (4,475,918)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,850,843)        (1,747,433)
Units outstanding, beginning                                   15,502,450         17,249,883
                                                         -----------------  -----------------
Units outstanding, ending                                      13,651,607         15,502,450
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     60,785,386
Cost of units redeemed/account charges                                           (38,021,457)
Net investment income (loss)                                                         989,226
Net realized gain (loss)                                                           2,692,263
Realized gain distributions                                                        6,737,568
Net change in unrealized appreciation (depreciation)                                (196,428)
                                                                            -----------------
Net assets                                                                  $     32,986,558
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37              11,600  $           27,535               1.25%               -4.2%
12/31/2017                     2.48              13,373              33,138               1.25%               18.6%
12/31/2016                     2.09              14,859              31,038               1.25%               12.0%
12/31/2015                     1.87               8,686              16,207               1.25%               -1.5%
12/31/2014                     1.89               3,300               6,248               1.25%                9.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                   0  $                0               1.00%               -4.0%
12/31/2017                     2.53                   0                   0               1.00%               18.9%
12/31/2016                     2.13                   0                   0               1.00%               12.2%
12/31/2015                     1.89                   0                   0               1.00%               -1.2%
12/31/2014                     1.92                   0                   0               1.00%               10.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.48                   0  $                0               0.75%               -3.7%
12/31/2017                     2.58                   0                   0               0.75%               19.2%
12/31/2016                     2.16                   0                   0               0.75%               12.5%
12/31/2015                     1.92                   0                   0               0.75%               -1.0%
12/31/2014                     1.94                   0                   0               0.75%               10.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.54                   0  $                0               0.50%               -3.5%
12/31/2017                     2.63                   0                   0               0.50%               19.5%
12/31/2016                     2.20                   0                   0               0.50%               12.8%
12/31/2015                     1.95                   0                   0               0.50%               -0.7%
12/31/2014                     1.97                   0                   0               0.50%               10.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                   0  $                0               0.25%               -3.2%
12/31/2017                     2.69                   0                   0               0.25%               19.8%
12/31/2016                     2.24                   0                   0               0.25%               13.1%
12/31/2015                     1.98                   0                   0               0.25%               -0.5%
12/31/2014                     1.99                   0                   0               0.25%               10.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66               2,051  $            5,451               0.00%               -3.0%
12/31/2017                     2.74               2,129               5,833               0.00%               20.1%
12/31/2016                     2.28               2,391               5,454               0.00%               13.4%
12/31/2015                     2.01                  30                  60               0.00%               -0.2%
12/31/2014                     2.02                   1                   2               0.00%               11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.9%
    2016        2.1%
    2015        1.8%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R3 CLASS - 939330858

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,993,527  $      6,140,911          147,224
                                                      ================  ===============
Receivables: investments sold                    953
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,994,480
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,770,353       2,065,887  $          2.31
Band 100                                         --              --             2.36
Band 75                                          --              --             2.42
Band 50                                          --              --             2.47
Band 25                                          --              --             2.53
Band 0                                    1,224,127         473,513             2.59
                                    ---------------  --------------
 Total                              $     5,994,480       2,539,400
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        93,754
Mortality & expense charges                                                         (65,861)
                                                                            ----------------
Net investment income (loss)                                                         27,893
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            183,155
Realized gain distributions                                                         329,659
Net change in unrealized appreciation (depreciation)                               (830,364)
                                                                            ----------------
Net gain (loss)                                                                    (317,550)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (289,657)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,893   $         28,406
Net realized gain (loss)                                          183,155            106,011
Realized gain distributions                                       329,659            330,197
Net change in unrealized appreciation (depreciation)             (830,364)           489,068
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (289,657)           953,682
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,289,276          1,607,330
Cost of units redeemed                                         (2,184,088)        (1,367,798)
Account charges                                                    (1,884)            (1,727)
                                                         -----------------  -----------------
Increase (decrease)                                               103,304            237,805
                                                         -----------------  -----------------
Net increase (decrease)                                          (186,353)         1,191,487
Net assets, beginning                                           6,180,833          4,989,346
                                                         -----------------  -----------------
Net assets, ending                                       $      5,994,480   $      6,180,833
                                                         =================  =================

Units sold                                                        888,394            747,845
Units redeemed                                                   (878,141)          (634,306)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,253            113,539
Units outstanding, beginning                                    2,529,147          2,415,608
                                                         -----------------  -----------------
Units outstanding, ending                                       2,539,400          2,529,147
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    12,922,112
Cost of units redeemed/account charges                                           (8,848,964)
Net investment income (loss)                                                        152,547
Net realized gain (loss)                                                            642,352
Realized gain distributions                                                       1,273,817
Net change in unrealized appreciation (depreciation)                               (147,384)
                                                                            ----------------
Net assets                                                                  $     5,994,480
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31               2,066  $            4,770               1.25%               -4.5%
12/31/2017                     2.42               2,273               5,495               1.25%               18.2%
12/31/2016                     2.04               2,150               4,396               1.25%               11.6%
12/31/2015                     1.83               2,284               4,184               1.25%               -1.7%
12/31/2014                     1.86               1,684               3,139               1.25%                9.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.36                   0  $                0               1.00%               -4.3%
12/31/2017                     2.47                   0                   0               1.00%               18.5%
12/31/2016                     2.08                   0                   0               1.00%               11.9%
12/31/2015                     1.86                   0                   0               1.00%               -1.5%
12/31/2014                     1.89                   0                   0               1.00%                9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.42                   0  $                0               0.75%               -4.0%
12/31/2017                     2.52                   0                   0               0.75%               18.8%
12/31/2016                     2.12                   0                   0               0.75%               12.2%
12/31/2015                     1.89                   0                   0               0.75%               -1.3%
12/31/2014                     1.91                   0                   0               0.75%               10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.50%               -3.8%
12/31/2017                     2.57                   0                   0               0.50%               19.1%
12/31/2016                     2.16                   0                   0               0.50%               12.4%
12/31/2015                     1.92                   0                   0               0.50%               -1.0%
12/31/2014                     1.94                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53                   0  $                0               0.25%               -3.5%
12/31/2017                     2.62                   0                   0               0.25%               19.4%
12/31/2016                     2.19                   0                   0               0.25%               12.7%
12/31/2015                     1.95                   0                   0               0.25%               -0.8%
12/31/2014                     1.96                   0                   0               0.25%               10.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                 474  $            1,224               0.00%               -3.3%
12/31/2017                     2.67                 257                 686               0.00%               19.7%
12/31/2016                     2.23                 266                 593               0.00%               13.0%
12/31/2015                     1.98                 269                 531               0.00%               -0.5%
12/31/2014                     1.99                 242                 481               0.00%               10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.6%
    2016        1.7%
    2015        1.8%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T407

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,422,204  $     1,521,713          140,118
                                                       ===============  ===============
Receivables: investments sold                   2,221
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,424,425
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,424,425       1,368,460  $          1.04
Band 100                                         --              --             1.05
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     1,424,425       1,368,460
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         24,234
Mortality & expense charges                                                           (16,187)
                                                                             -----------------
Net investment income (loss)                                                            8,047
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  765
Realized gain distributions                                                            23,665
Net change in unrealized appreciation (depreciation)                                 (100,601)
                                                                             -----------------
Net gain (loss)                                                                       (76,171)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (68,124)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,047   $            976
Net realized gain (loss)                                              765             21,848
Realized gain distributions                                        23,665              3,591
Net change in unrealized appreciation (depreciation)             (100,601)             5,147
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (68,124)            31,562
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,124,417            486,944
Cost of units redeemed                                            (89,349)          (359,287)
Account charges                                                      (536)              (316)
                                                         -----------------  -----------------
Increase (decrease)                                             1,034,532            127,341
                                                         -----------------  -----------------
Net increase (decrease)                                           966,408            158,903
Net assets, beginning                                             458,017            299,114
                                                         -----------------  -----------------
Net assets, ending                                       $      1,424,425   $        458,017
                                                         =================  =================

Units sold                                                      1,030,786            583,117
Units redeemed                                                    (83,026)          (460,015)
                                                         -----------------  -----------------
Net increase (decrease)                                           947,760            123,102
Units outstanding, beginning                                      420,700            297,598
                                                         -----------------  -----------------
Units outstanding, ending                                       1,368,460            420,700
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,907,768
Cost of units redeemed/account charges                                              (449,488)
Net investment income (loss)                                                          13,060
Net realized gain (loss)                                                              22,614
Realized gain distributions                                                           29,980
Net change in unrealized appreciation (depreciation)                                 (99,509)
                                                                            -----------------
Net assets                                                                  $      1,424,425
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               1,368  $            1,424               1.25%               -4.4%
12/31/2017                     1.09                 421                 458               1.25%                8.3%
12/31/2016                     1.01                 298                 299               1.25%                5.4%
12/31/2015                     0.95                   0                   0               1.25%               -4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -4.2%
12/31/2017                     1.10                   0                   0               1.00%                8.6%
12/31/2016                     1.01                   0                   0               1.00%                5.7%
12/31/2015                     0.95                   0                   0               1.00%               -4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -3.9%
12/31/2017                     1.10                   0                   0               0.75%                8.9%
12/31/2016                     1.01                   0                   0               0.75%                6.0%
12/31/2015                     0.96                   0                   0               0.75%               -4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.7%
12/31/2017                     1.11                   0                   0               0.50%                9.1%
12/31/2016                     1.02                   0                   0               0.50%                6.2%
12/31/2015                     0.96                   0                   0               0.50%               -4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -3.4%
12/31/2017                     1.12                   0                   0               0.25%                9.4%
12/31/2016                     1.02                   0                   0               0.25%                6.5%
12/31/2015                     0.96                   0                   0               0.25%               -4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -3.2%
12/31/2017                     1.12                   0                   0               0.00%                9.7%
12/31/2016                     1.03                   0                   0               0.00%                6.7%
12/31/2015                     0.96                   0                   0               0.00%               -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        1.6%
    2016        2.9%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,257,879  $      1,334,357          123,321
                                                      ================  ===============
Receivables: investments sold                    431
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,258,310
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,258,310       1,194,434  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.08
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     1,258,310       1,194,434
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         24,851
Mortality & expense charges                                                           (13,310)
                                                                             -----------------
Net investment income (loss)                                                           11,541
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,671
Realized gain distributions                                                            20,765
Net change in unrealized appreciation (depreciation)                                  (93,219)
                                                                             -----------------
Net gain (loss)                                                                       (65,783)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (54,242)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,541   $          7,092
Net realized gain (loss)                                            6,671              4,514
Realized gain distributions                                        20,765              6,365
Net change in unrealized appreciation (depreciation)              (93,219)            21,762
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (54,242)            39,733
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          954,759            766,157
Cost of units redeemed                                           (457,719)          (188,043)
Account charges                                                    (2,146)            (1,444)
                                                         -----------------  -----------------
Increase (decrease)                                               494,894            576,670
                                                         -----------------  -----------------
Net increase (decrease)                                           440,652            616,403
Net assets, beginning                                             817,658            201,255
                                                         -----------------  -----------------
Net assets, ending                                       $      1,258,310   $        817,658
                                                         =================  =================

Units sold                                                        874,825            725,357
Units redeemed                                                   (425,414)          (179,512)
                                                         -----------------  -----------------
Net increase (decrease)                                           449,411            545,845
Units outstanding, beginning                                      745,023            199,178
                                                         -----------------  -----------------
Units outstanding, ending                                       1,194,434            745,023
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,921,969
Cost of units redeemed/account charges                                              (649,352)
Net investment income (loss)                                                          22,035
Net realized gain (loss)                                                              11,185
Realized gain distributions                                                           28,951
Net change in unrealized appreciation (depreciation)                                 (76,478)
                                                                            -----------------
Net assets                                                                  $      1,258,310
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               1,194  $            1,258               1.25%               -4.0%
12/31/2017                     1.10                 745                 818               1.25%                8.6%
12/31/2016                     1.01                 199                 201               1.25%                5.8%
12/31/2015                     0.96                   0                   0               1.25%               -4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -3.8%
12/31/2017                     1.10                   0                   0               1.00%                8.9%
12/31/2016                     1.01                   0                   0               1.00%                6.1%
12/31/2015                     0.96                   0                   0               1.00%               -4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -3.5%
12/31/2017                     1.11                   0                   0               0.75%                9.2%
12/31/2016                     1.02                   0                   0               0.75%                6.3%
12/31/2015                     0.96                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -3.3%
12/31/2017                     1.12                   0                   0               0.50%                9.4%
12/31/2016                     1.02                   0                   0               0.50%                6.6%
12/31/2015                     0.96                   0                   0               0.50%               -4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -3.0%
12/31/2017                     1.13                   0                   0               0.25%                9.7%
12/31/2016                     1.03                   0                   0               0.25%                6.9%
12/31/2015                     0.96                   0                   0               0.25%               -3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -2.8%
12/31/2017                     1.13                   0                   0               0.00%               10.0%
12/31/2016                     1.03                   0                   0               0.00%                7.1%
12/31/2015                     0.96                   0                   0               0.00%               -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        2.7%
    2016        3.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T878

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,832,365   $    1,923,960          171,089
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (30,256)
                                     ----------------
Net assets                           $     1,802,109
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,802,109       1,718,964  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.08
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     1,802,109       1,718,964
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         29,736
Mortality & expense charges                                                           (21,877)
                                                                             -----------------
Net investment income (loss)                                                            7,859
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,570
Realized gain distributions                                                            39,626
Net change in unrealized appreciation (depreciation)                                 (133,916)
                                                                             -----------------
Net gain (loss)                                                                       (88,720)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (80,861)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,859   $         10,581
Net realized gain (loss)                                            5,570              8,259
Realized gain distributions                                        39,626             19,363
Net change in unrealized appreciation (depreciation)             (133,916)            47,343
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (80,861)            85,546
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          383,739          1,612,745
Cost of units redeemed                                           (324,234)          (151,121)
Account charges                                                    (1,504)              (915)
                                                         -----------------  -----------------
Increase (decrease)                                                58,001          1,460,709
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,860)         1,546,255
Net assets, beginning                                           1,824,969            278,714
                                                         -----------------  -----------------
Net assets, ending                                       $      1,802,109   $      1,824,969
                                                         =================  =================

Units sold                                                        359,251          1,525,900
Units redeemed                                                   (301,629)          (141,634)
                                                         -----------------  -----------------
Net increase (decrease)                                            57,622          1,384,266
Units outstanding, beginning                                    1,661,342            277,076
                                                         -----------------  -----------------
Units outstanding, ending                                       1,718,964          1,661,342
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,491,080
Cost of units redeemed/account charges                                              (695,660)
Net investment income (loss)                                                          21,723
Net realized gain (loss)                                                              13,898
Realized gain distributions                                                           62,663
Net change in unrealized appreciation (depreciation)                                 (91,595)
                                                                            -----------------
Net assets                                                                  $      1,802,109
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               1,719  $            1,802               1.25%               -4.6%
12/31/2017                     1.10               1,661               1,825               1.25%                9.2%
12/31/2016                     1.01                 277                 279               1.25%                5.5%
12/31/2015                     0.95                   0                   0               1.25%               -4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -4.3%
12/31/2017                     1.11                   0                   0               1.00%                9.5%
12/31/2016                     1.01                   0                   0               1.00%                5.8%
12/31/2015                     0.95                   0                   0               1.00%               -4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -4.1%
12/31/2017                     1.11                   0                   0               0.75%                9.7%
12/31/2016                     1.01                   0                   0               0.75%                6.0%
12/31/2015                     0.96                   0                   0               0.75%               -4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -3.8%
12/31/2017                     1.12                   0                   0               0.50%               10.0%
12/31/2016                     1.02                   0                   0               0.50%                6.3%
12/31/2015                     0.96                   0                   0               0.50%               -4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -3.6%
12/31/2017                     1.13                   0                   0               0.25%               10.3%
12/31/2016                     1.02                   0                   0               0.25%                6.6%
12/31/2015                     0.96                   0                   0               0.25%               -4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -3.4%
12/31/2017                     1.13                   0                   0               0.00%               10.6%
12/31/2016                     1.03                   0                   0               0.00%                6.8%
12/31/2015                     0.96                   0                   0               0.00%               -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        2.2%
    2016        2.7%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T860

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,572,810  $      1,692,284          146,171
                                                      ================  ===============
Receivables: investments sold                    558
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,573,368
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,573,368       1,484,999  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     1,573,368       1,484,999
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         30,260
Mortality & expense charges                                                           (19,103)
                                                                             -----------------
Net investment income (loss)                                                           11,157
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,695
Realized gain distributions                                                            33,750
Net change in unrealized appreciation (depreciation)                                 (138,161)
                                                                             -----------------
Net gain (loss)                                                                       (96,716)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (85,559)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,157   $          9,918
Net realized gain (loss)                                            7,695             13,025
Realized gain distributions                                        33,750             12,328
Net change in unrealized appreciation (depreciation)             (138,161)            17,680
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (85,559)            52,951
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,196,526          1,922,683
Cost of units redeemed                                           (705,465)          (823,796)
Account charges                                                    (1,166)              (684)
                                                         -----------------  -----------------
Increase (decrease)                                               489,895          1,098,203
                                                         -----------------  -----------------
Net increase (decrease)                                           404,336          1,151,154
Net assets, beginning                                           1,169,032             17,878
                                                         -----------------  -----------------
Net assets, ending                                       $      1,573,368   $      1,169,032
                                                         =================  =================

Units sold                                                      1,077,975          1,807,666
Units redeemed                                                   (649,451)          (768,866)
                                                         -----------------  -----------------
Net increase (decrease)                                           428,524          1,038,800
Units outstanding, beginning                                    1,056,475             17,675
                                                         -----------------  -----------------
Units outstanding, ending                                       1,484,999          1,056,475
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,135,733
Cost of units redeemed/account charges                                            (1,531,111)
Net investment income (loss)                                                          21,178
Net realized gain (loss)                                                              20,731
Realized gain distributions                                                           46,311
Net change in unrealized appreciation (depreciation)                                (119,474)
                                                                            -----------------
Net assets                                                                  $      1,573,368
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               1,485  $            1,573               1.25%               -4.3%
12/31/2017                     1.11               1,056               1,169               1.25%                9.4%
12/31/2016                     1.01                  18                  18               1.25%                5.9%
12/31/2015                     0.96                   0                   0               1.25%               -4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -4.0%
12/31/2017                     1.11                   0                   0               1.00%                9.7%
12/31/2016                     1.02                   0                   0               1.00%                6.2%
12/31/2015                     0.96                   0                   0               1.00%               -4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -3.8%
12/31/2017                     1.12                   0                   0               0.75%                9.9%
12/31/2016                     1.02                   0                   0               0.75%                6.4%
12/31/2015                     0.96                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -3.5%
12/31/2017                     1.13                   0                   0               0.50%               10.2%
12/31/2016                     1.02                   0                   0               0.50%                6.7%
12/31/2015                     0.96                   0                   0               0.50%               -4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -3.3%
12/31/2017                     1.14                   0                   0               0.25%               10.5%
12/31/2016                     1.03                   0                   0               0.25%                7.0%
12/31/2015                     0.96                   0                   0               0.25%               -3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -3.0%
12/31/2017                     1.14                   0                   0               0.00%               10.8%
12/31/2016                     1.03                   0                   0               0.00%                7.2%
12/31/2015                     0.96                   0                   0               0.00%               -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        3.2%
    2016        3.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T811

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,922,048   $     3,103,133          251,683
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,544)
                                     ----------------
Net assets                           $     2,920,504
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,920,504       2,756,134  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     2,920,504       2,756,134
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         40,692
Mortality & expense charges                                                           (32,850)
                                                                             -----------------
Net investment income (loss)                                                            7,842
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,324
Realized gain distributions                                                            66,996
Net change in unrealized appreciation (depreciation)                                 (213,845)
                                                                             -----------------
Net gain (loss)                                                                      (140,525)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (132,683)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,842   $         10,096
Net realized gain (loss)                                            6,324              7,757
Realized gain distributions                                        66,996             22,706
Net change in unrealized appreciation (depreciation)             (213,845)            37,909
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (132,683)            78,468
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,405,444          1,896,742
Cost of units redeemed                                           (326,690)          (269,104)
Account charges                                                    (4,248)            (1,823)
                                                         -----------------  -----------------
Increase (decrease)                                             1,074,506          1,625,815
                                                         -----------------  -----------------
Net increase (decrease)                                           941,823          1,704,283
Net assets, beginning                                           1,978,681            274,398
                                                         -----------------  -----------------
Net assets, ending                                       $      2,920,504   $      1,978,681
                                                         =================  =================

Units sold                                                      1,272,834          1,795,340
Units redeemed                                                   (299,546)          (286,284)
                                                         -----------------  -----------------
Net increase (decrease)                                           973,288          1,509,056
Units outstanding, beginning                                    1,782,846            273,790
                                                         -----------------  -----------------
Units outstanding, ending                                       2,756,134          1,782,846
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,670,445
Cost of units redeemed/account charges                                              (697,701)
Net investment income (loss)                                                          20,408
Net realized gain (loss)                                                              14,081
Realized gain distributions                                                           94,356
Net change in unrealized appreciation (depreciation)                                (181,085)
                                                                            -----------------
Net assets                                                                  $      2,920,504
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               2,756  $            2,921               1.25%               -4.5%
12/31/2017                     1.11               1,783               1,979               1.25%               10.7%
12/31/2016                     1.00                 274                 274               1.25%                5.1%
12/31/2015                     0.95                   7                   7               1.25%               -4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -4.3%
12/31/2017                     1.12                   0                   0               1.00%               11.0%
12/31/2016                     1.01                   0                   0               1.00%                5.3%
12/31/2015                     0.96                   0                   0               1.00%               -4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -4.0%
12/31/2017                     1.12                   0                   0               0.75%               11.3%
12/31/2016                     1.01                   0                   0               0.75%                5.6%
12/31/2015                     0.96                   0                   0               0.75%               -4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -3.8%
12/31/2017                     1.13                   0                   0               0.50%               11.6%
12/31/2016                     1.01                   0                   0               0.50%                5.8%
12/31/2015                     0.96                   0                   0               0.50%               -4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -3.6%
12/31/2017                     1.14                   0                   0               0.25%               11.8%
12/31/2016                     1.02                   0                   0               0.25%                6.1%
12/31/2015                     0.96                   0                   0               0.25%               -4.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -3.3%
12/31/2017                     1.15                   0                   0               0.00%               12.1%
12/31/2016                     1.02                   0                   0               0.00%                6.4%
12/31/2015                     0.96                   0                   0               0.00%               -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.8%
    2016        2.0%
    2015        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T795

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    11,045,852  $    11,840,171          946,516
                                                      ===============  ===============
Receivables: investments sold                372,563
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,418,415
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   11,418,415      10,659,143  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.09
Band 50                                         --              --             1.10
Band 25                                         --              --             1.11
Band 0                                          --              --             1.12
                                    --------------  --------------
 Total                              $   11,418,415      10,659,143
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        186,344
Mortality & expense charges                                                         (138,714)
                                                                            -----------------
Net investment income (loss)                                                          47,630
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              81,262
Realized gain distributions                                                          251,306
Net change in unrealized appreciation (depreciation)                                (924,840)
                                                                            -----------------
Net gain (loss)                                                                     (592,272)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (544,642)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         47,630   $         69,981
Net realized gain (loss)                                           81,262             19,957
Realized gain distributions                                       251,306             94,949
Net change in unrealized appreciation (depreciation)             (924,840)           137,461
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (544,642)           322,348
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,424,722          8,065,190
Cost of units redeemed                                         (3,335,640)        (1,000,911)
Account charges                                                   (11,451)            (3,045)
                                                         -----------------  -----------------
Increase (decrease)                                             4,077,631          7,061,234
                                                         -----------------  -----------------
Net increase (decrease)                                         3,532,989          7,383,582
Net assets, beginning                                           7,885,426            501,844
                                                         -----------------  -----------------
Net assets, ending                                       $     11,418,415   $      7,885,426
                                                         =================  =================

Units sold                                                      6,643,100          7,465,649
Units redeemed                                                 (3,028,963)          (918,799)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,614,137          6,546,850
Units outstanding, beginning                                    7,045,006            498,156
                                                         -----------------  -----------------
Units outstanding, ending                                      10,659,143          7,045,006
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    16,104,640
Cost of units redeemed/account charges                                           (4,476,452)
Net investment income (loss)                                                        122,824
Net realized gain (loss)                                                            107,379
Realized gain distributions                                                         354,343
Net change in unrealized appreciation (depreciation)                               (794,319)
                                                                            ----------------
Net assets                                                                  $    11,418,415
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07              10,659  $           11,418               1.25%               -4.3%
12/31/2017                     1.12               7,045               7,885               1.25%               11.1%
12/31/2016                     1.01                 498                 502               1.25%                5.3%
12/31/2015                     0.96                   0                   0               1.25%               -4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -4.1%
12/31/2017                     1.13                   0                   0               1.00%               11.4%
12/31/2016                     1.01                   0                   0               1.00%                5.6%
12/31/2015                     0.96                   0                   0               1.00%               -4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -3.8%
12/31/2017                     1.13                   0                   0               0.75%               11.7%
12/31/2016                     1.02                   0                   0               0.75%                5.9%
12/31/2015                     0.96                   0                   0               0.75%               -4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -3.6%
12/31/2017                     1.14                   0                   0               0.50%               11.9%
12/31/2016                     1.02                   0                   0               0.50%                6.1%
12/31/2015                     0.96                   0                   0               0.50%               -3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -3.3%
12/31/2017                     1.15                   0                   0               0.25%               12.2%
12/31/2016                     1.02                   0                   0               0.25%                6.4%
12/31/2015                     0.96                   0                   0               0.25%               -3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -3.1%
12/31/2017                     1.16                   0                   0               0.00%               12.5%
12/31/2016                     1.03                   0                   0               0.00%                6.7%
12/31/2015                     0.96                   0                   0               0.00%               -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.7%
    2016        2.7%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T746

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    3,980,328   $     4,300,838          323,078
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (350,537)
                                     ---------------
Net assets                           $    3,629,791
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,629,791       3,387,560  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     3,629,791       3,387,560
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         43,841
Mortality & expense charges                                                            (46,050)
                                                                              -----------------
Net investment income (loss)                                                            (2,209)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,939)
Realized gain distributions                                                            100,067
Net change in unrealized appreciation (depreciation)                                  (353,720)
                                                                              -----------------
Net gain (loss)                                                                       (255,592)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (257,801)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,209)  $          6,952
Net realized gain (loss)                                           (1,939)             7,801
Realized gain distributions                                       100,067             23,028
Net change in unrealized appreciation (depreciation)             (353,720)            35,778
                                                        -----------------   -----------------
Increase (decrease) in net assets from operations                (257,801)            73,559
                                                        -----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                        2,979,261          1,833,968
Cost of units redeemed                                           (925,787)          (188,395)
Account charges                                                    (4,148)            (1,571)
                                                         -----------------  -----------------
Increase (decrease)                                             2,049,326          1,644,002
                                                         -----------------  -----------------
Net increase (decrease)                                         1,791,525          1,717,561
Net assets, beginning                                           1,838,266            120,705
                                                         -----------------  -----------------
Net assets, ending                                       $      3,629,791   $      1,838,266
                                                         =================  =================

Units sold                                                      2,616,223          1,735,422
Units redeemed                                                   (854,752)          (230,158)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,761,471          1,505,264
Units outstanding, beginning                                    1,626,089            120,825
                                                         -----------------  -----------------
Units outstanding, ending                                       3,387,560          1,626,089
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,964,462
Cost of units redeemed/account charges                                             (1,151,161)
Net investment income (loss)                                                            5,708
Net realized gain (loss)                                                                5,861
Realized gain distributions                                                           125,431
Net change in unrealized appreciation (depreciation)                                 (320,510)
                                                                             -----------------
Net assets                                                                   $      3,629,791
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               3,388  $            3,630               1.25%               -5.2%
12/31/2017                     1.13               1,626               1,838               1.25%               13.2%
12/31/2016                     1.00                 121                 121               1.25%                5.2%
12/31/2015                     0.95                   2                   2               1.25%               -5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -5.0%
12/31/2017                     1.14                   0                   0               1.00%               13.4%
12/31/2016                     1.00                   0                   0               1.00%                5.5%
12/31/2015                     0.95                   0                   0               1.00%               -4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -4.7%
12/31/2017                     1.15                   0                   0               0.75%               13.7%
12/31/2016                     1.01                   0                   0               0.75%                5.8%
12/31/2015                     0.95                   0                   0               0.75%               -4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -4.5%
12/31/2017                     1.15                   0                   0               0.50%               14.0%
12/31/2016                     1.01                   0                   0               0.50%                6.0%
12/31/2015                     0.95                   0                   0               0.50%               -4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -4.3%
12/31/2017                     1.16                   0                   0               0.25%               14.3%
12/31/2016                     1.02                   0                   0               0.25%                6.3%
12/31/2015                     0.96                   0                   0               0.25%               -4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -4.0%
12/31/2017                     1.17                   0                   0               0.00%               14.6%
12/31/2016                     1.02                   0                   0               0.00%                6.5%
12/31/2015                     0.96                   0                   0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.5%
    2016        1.8%
    2015        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T738

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     12,019,007  $    13,011,897          969,274
                                                       ===============  ===============
Receivables: investments sold                   8,719
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     12,027,726
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   12,027,726      11,107,205  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $   12,027,726      11,107,205
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        167,480
Mortality & expense charges                                                         (133,356)
                                                                            -----------------
Net investment income (loss)                                                          34,124
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              56,179
Realized gain distributions                                                          299,398
Net change in unrealized appreciation (depreciation)                              (1,132,680)
                                                                            -----------------
Net gain (loss)                                                                     (777,103)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (742,979)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,124   $         34,940
Net realized gain (loss)                                           56,179             56,228
Realized gain distributions                                       299,398             79,397
Net change in unrealized appreciation (depreciation)           (1,132,680)           148,177
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (742,979)           318,742
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,021,961          7,068,528
Cost of units redeemed                                         (2,634,772)        (1,251,256)
Account charges                                                   (15,431)            (4,373)
                                                         -----------------  -----------------
Increase (decrease)                                             6,371,758          5,812,899
                                                         -----------------  -----------------
Net increase (decrease)                                         5,628,779          6,131,641
Net assets, beginning                                           6,398,947            267,306
                                                         -----------------  -----------------
Net assets, ending                                       $     12,027,726   $      6,398,947
                                                         =================  =================

Units sold                                                      7,861,138          6,475,287
Units redeemed                                                 (2,369,113)        (1,126,291)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,492,025          5,348,996
Units outstanding, beginning                                    5,615,180            266,184
                                                         -----------------  -----------------
Units outstanding, ending                                      11,107,205          5,615,180
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    16,423,689
Cost of units redeemed/account charges                                           (3,975,392)
Net investment income (loss)                                                         71,499
Net realized gain (loss)                                                            117,064
Realized gain distributions                                                         383,756
Net change in unrealized appreciation (depreciation)                               (992,890)
                                                                            ----------------
Net assets                                                                  $    12,027,726
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08              11,107  $           12,028               1.25%               -5.0%
12/31/2017                     1.14               5,615               6,399               1.25%               13.5%
12/31/2016                     1.00                 266                 267               1.25%                5.6%
12/31/2015                     0.95                   0                   0               1.25%               -4.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -4.7%
12/31/2017                     1.15                   0                   0               1.00%               13.8%
12/31/2016                     1.01                   0                   0               1.00%                5.8%
12/31/2015                     0.95                   0                   0               1.00%               -4.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -4.5%
12/31/2017                     1.15                   0                   0               0.75%               14.0%
12/31/2016                     1.01                   0                   0               0.75%                6.1%
12/31/2015                     0.95                   0                   0               0.75%               -4.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -4.3%
12/31/2017                     1.16                   0                   0               0.50%               14.3%
12/31/2016                     1.02                   0                   0               0.50%                6.4%
12/31/2015                     0.96                   0                   0               0.50%               -4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -4.0%
12/31/2017                     1.17                   0                   0               0.25%               14.6%
12/31/2016                     1.02                   0                   0               0.25%                6.6%
12/31/2015                     0.96                   0                   0               0.25%               -4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -3.8%
12/31/2017                     1.18                   0                   0               0.00%               14.9%
12/31/2016                     1.02                   0                   0               0.00%                6.9%
12/31/2015                     0.96                   0                   0               0.00%               -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        2.1%
    2016        2.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T670

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,152,413  $     5,574,132          394,820
                                                       ===============  ===============
Receivables: investments sold                   5,015
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,157,428
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,157,428       4,753,377  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     5,157,428       4,753,377
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         50,906
Mortality & expense charges                                                          (51,260)
                                                                            -----------------
Net investment income (loss)                                                            (354)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,431
Realized gain distributions                                                          155,181
Net change in unrealized appreciation (depreciation)                                (493,986)
                                                                            -----------------
Net gain (loss)                                                                     (319,374)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (319,728)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (354)  $          5,795
Net realized gain (loss)                                           19,431              9,077
Realized gain distributions                                       155,181             32,624
Net change in unrealized appreciation (depreciation)             (493,986)            73,423
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (319,728)           120,919
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,617,918          2,226,398
Cost of units redeemed                                           (453,130)           (96,522)
Account charges                                                    (5,088)            (1,227)
                                                         -----------------  -----------------
Increase (decrease)                                             3,159,700          2,128,649
                                                         -----------------  -----------------
Net increase (decrease)                                         2,839,972          2,249,568
Net assets, beginning                                           2,317,456             67,888
                                                         -----------------  -----------------
Net assets, ending                                       $      5,157,428   $      2,317,456
                                                         =================  =================

Units sold                                                      3,141,593          2,025,705
Units redeemed                                                   (395,142)           (87,103)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,746,451          1,938,602
Units outstanding, beginning                                    2,006,926             68,324
                                                         -----------------  -----------------
Units outstanding, ending                                       4,753,377          2,006,926
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,940,060
Cost of units redeemed/account charges                                              (584,700)
Net investment income (loss)                                                           5,849
Net realized gain (loss)                                                              28,508
Realized gain distributions                                                          189,430
Net change in unrealized appreciation (depreciation)                                (421,719)
                                                                            -----------------
Net assets                                                                  $      5,157,428
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               4,753  $            5,157               1.25%               -6.0%
12/31/2017                     1.15               2,007               2,317               1.25%               16.2%
12/31/2016                     0.99                  68                  68               1.25%                5.7%
12/31/2015                     0.94                   2                   2               1.25%               -6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -5.8%
12/31/2017                     1.16                   0                   0               1.00%               16.5%
12/31/2016                     1.00                   0                   0               1.00%                5.9%
12/31/2015                     0.94                   0                   0               1.00%               -5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -5.6%
12/31/2017                     1.17                   0                   0               0.75%               16.8%
12/31/2016                     1.00                   0                   0               0.75%                6.2%
12/31/2015                     0.94                   0                   0               0.75%               -5.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -5.3%
12/31/2017                     1.18                   0                   0               0.50%               17.1%
12/31/2016                     1.01                   0                   0               0.50%                6.4%
12/31/2015                     0.94                   0                   0               0.50%               -5.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -5.1%
12/31/2017                     1.19                   0                   0               0.25%               17.4%
12/31/2016                     1.01                   0                   0               0.25%                6.7%
12/31/2015                     0.95                   0                   0               0.25%               -5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -4.8%
12/31/2017                     1.19                   0                   0               0.00%               17.7%
12/31/2016                     1.01                   0                   0               0.00%                7.0%
12/31/2015                     0.95                   0                   0               0.00%               -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.4%
    2016        1.6%
    2015        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T662

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    9,774,542   $    10,620,504          743,876
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (300,087)
                                     ---------------
Net assets                           $    9,474,455
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,474,455       8,636,097  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     9,474,455       8,636,097
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       124,756
Mortality & expense charges                                                        (119,853)
                                                                            ----------------
Net investment income (loss)                                                          4,903
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            131,993
Realized gain distributions                                                         291,572
Net change in unrealized appreciation (depreciation)                             (1,111,149)
                                                                            ----------------
Net gain (loss)                                                                    (687,584)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (682,681)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,903   $         29,082
Net realized gain (loss)                                          131,993            105,224
Realized gain distributions                                       291,572             99,644
Net change in unrealized appreciation (depreciation)           (1,111,149)           269,769
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (682,681)           503,719
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,748,881          7,626,026
Cost of units redeemed                                         (2,727,394)        (1,735,208)
Account charges                                                   (12,174)            (4,335)
                                                         -----------------  -----------------
Increase (decrease)                                             3,009,313          5,886,483
                                                         -----------------  -----------------
Net increase (decrease)                                         2,326,632          6,390,202
Net assets, beginning                                           7,147,823            757,621
                                                         -----------------  -----------------
Net assets, ending                                       $      9,474,455   $      7,147,823
                                                         =================  =================

Units sold                                                      4,866,210          6,913,055
Units redeemed                                                 (2,372,364)        (1,529,334)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,493,846          5,383,721
Units outstanding, beginning                                    6,142,251            758,530
                                                         -----------------  -----------------
Units outstanding, ending                                       8,636,097          6,142,251
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    14,153,293
Cost of units redeemed/account charges                                           (4,520,835)
Net investment income (loss)                                                         39,755
Net realized gain (loss)                                                            239,805
Realized gain distributions                                                         408,399
Net change in unrealized appreciation (depreciation)                               (845,962)
                                                                            ----------------
Net assets                                                                  $     9,474,455
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               8,636  $            9,474               1.25%               -5.7%
12/31/2017                     1.16               6,142               7,148               1.25%               16.5%
12/31/2016                     1.00                 759                 758               1.25%                6.0%
12/31/2015                     0.94                   0                   0               1.25%               -5.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -5.5%
12/31/2017                     1.17                   0                   0               1.00%               16.8%
12/31/2016                     1.00                   0                   0               1.00%                6.3%
12/31/2015                     0.94                   0                   0               1.00%               -5.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -5.3%
12/31/2017                     1.18                   0                   0               0.75%               17.1%
12/31/2016                     1.01                   0                   0               0.75%                6.5%
12/31/2015                     0.95                   0                   0               0.75%               -5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -5.0%
12/31/2017                     1.19                   0                   0               0.50%               17.4%
12/31/2016                     1.01                   0                   0               0.50%                6.8%
12/31/2015                     0.95                   0                   0               0.50%               -5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -4.8%
12/31/2017                     1.19                   0                   0               0.25%               17.7%
12/31/2016                     1.02                   0                   0               0.25%                7.1%
12/31/2015                     0.95                   0                   0               0.25%               -5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -4.5%
12/31/2017                     1.20                   0                   0               0.00%               18.0%
12/31/2016                     1.02                   0                   0               0.00%                7.3%
12/31/2015                     0.95                   0                   0               0.00%               -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.8%
    2016        2.2%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T613

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,568,085  $     5,069,643          344,761
                                                       ===============  ===============
Receivables: investments sold                   3,168
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,571,253
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,571,253       4,166,635  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     4,571,253       4,166,635
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         37,700
Mortality & expense charges                                                          (44,180)
                                                                            -----------------
Net investment income (loss)                                                          (6,480)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,065
Realized gain distributions                                                          158,907
Net change in unrealized appreciation (depreciation)                                (554,759)
                                                                            -----------------
Net gain (loss)                                                                     (372,787)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (379,267)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,480)  $            739
Net realized gain (loss)                                           23,065              7,157
Realized gain distributions                                       158,907             15,284
Net change in unrealized appreciation (depreciation)             (554,759)            54,533
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (379,267)            77,713
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,333,557            962,682
Cost of units redeemed                                           (450,174)           (52,252)
Account charges                                                    (4,654)              (782)
                                                         -----------------  -----------------
Increase (decrease)                                             3,878,729            909,648
                                                         -----------------  -----------------
Net increase (decrease)                                         3,499,462            987,361
Net assets, beginning                                           1,071,791             84,430
                                                         -----------------  -----------------
Net assets, ending                                       $      4,571,253   $      1,071,791
                                                         =================  =================

Units sold                                                      3,640,678            869,699
Units redeemed                                                   (382,988)           (45,798)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,257,690            823,901
Units outstanding, beginning                                      908,945             85,044
                                                         -----------------  -----------------
Units outstanding, ending                                       4,166,635            908,945
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,420,694
Cost of units redeemed/account charges                                              (549,133)
Net investment income (loss)                                                          (5,240)
Net realized gain (loss)                                                              30,222
Realized gain distributions                                                          176,268
Net change in unrealized appreciation (depreciation)                                (501,558)
                                                                            -----------------
Net assets                                                                  $      4,571,253
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               4,167  $            4,571               1.25%               -7.0%
12/31/2017                     1.18                 909               1,072               1.25%               18.8%
12/31/2016                     0.99                  85                  84               1.25%                6.0%
12/31/2015                     0.94                   1                   1               1.25%               -6.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -6.7%
12/31/2017                     1.19                   0                   0               1.00%               19.1%
12/31/2016                     1.00                   0                   0               1.00%                6.2%
12/31/2015                     0.94                   0                   0               1.00%               -6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -6.5%
12/31/2017                     1.19                   0                   0               0.75%               19.4%
12/31/2016                     1.00                   0                   0               0.75%                6.5%
12/31/2015                     0.94                   0                   0               0.75%               -6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -6.3%
12/31/2017                     1.20                   0                   0               0.50%               19.7%
12/31/2016                     1.00                   0                   0               0.50%                6.8%
12/31/2015                     0.94                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -6.0%
12/31/2017                     1.21                   0                   0               0.25%               20.0%
12/31/2016                     1.01                   0                   0               0.25%                7.0%
12/31/2015                     0.94                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -5.8%
12/31/2017                     1.22                   0                   0               0.00%               20.3%
12/31/2016                     1.01                   0                   0               0.00%                7.3%
12/31/2015                     0.94                   0                   0               0.00%               -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        1.2%
    2016        1.5%
    2015        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T597

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,831,247  $     10,824,526          736,975
                                                      ================  ===============
Receivables: investments sold                 14,069
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,845,316
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,845,316       8,876,451  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     9,845,316       8,876,451
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       110,087
Mortality & expense charges                                                        (122,319)
                                                                            ----------------
Net investment income (loss)                                                        (12,232)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            129,280
Realized gain distributions                                                         338,763
Net change in unrealized appreciation (depreciation)                             (1,307,097)
                                                                            ----------------
Net gain (loss)                                                                    (839,054)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (851,286)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,232)  $         19,415
Net realized gain (loss)                                          129,280             50,476
Realized gain distributions                                       338,763             86,026
Net change in unrealized appreciation (depreciation)           (1,307,097)           308,520
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (851,286)           464,437
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,139,600          7,023,047
Cost of units redeemed                                         (2,511,100)        (1,945,513)
Account charges                                                   (14,162)            (3,414)
                                                         -----------------  -----------------
Increase (decrease)                                             4,614,338          5,074,120
                                                         -----------------  -----------------
Net increase (decrease)                                         3,763,052          5,538,557
Net assets, beginning                                           6,082,264            543,707
                                                         -----------------  -----------------
Net assets, ending                                       $      9,845,316   $      6,082,264
                                                         =================  =================

Units sold                                                      5,894,999          6,338,139
Units redeemed                                                 (2,134,729)        (1,766,832)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,760,270          4,571,307
Units outstanding, beginning                                    5,116,181            544,874
                                                         -----------------  -----------------
Units outstanding, ending                                       8,876,451          5,116,181
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    14,704,991
Cost of units redeemed/account charges                                           (4,496,173)
Net investment income (loss)                                                         10,243
Net realized gain (loss)                                                            181,712
Realized gain distributions                                                         437,822
Net change in unrealized appreciation (depreciation)                               (993,279)
                                                                            ----------------
Net assets                                                                  $     9,845,316
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               8,876  $            9,845               1.25%               -6.7%
12/31/2017                     1.19               5,116               6,082               1.25%               19.1%
12/31/2016                     1.00                 545                 544               1.25%                6.3%
12/31/2015                     0.94                   0                   0               1.25%               -6.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -6.5%
12/31/2017                     1.20                   0                   0               1.00%               19.4%
12/31/2016                     1.00                   0                   0               1.00%                6.6%
12/31/2015                     0.94                   0                   0               1.00%               -6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.2%
12/31/2017                     1.20                   0                   0               0.75%               19.7%
12/31/2016                     1.01                   0                   0               0.75%                6.8%
12/31/2015                     0.94                   0                   0               0.75%               -5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.0%
12/31/2017                     1.21                   0                   0               0.50%               20.0%
12/31/2016                     1.01                   0                   0               0.50%                7.1%
12/31/2015                     0.94                   0                   0               0.50%               -5.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -5.8%
12/31/2017                     1.22                   0                   0               0.25%               20.3%
12/31/2016                     1.01                   0                   0               0.25%                7.4%
12/31/2015                     0.94                   0                   0               0.25%               -5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -5.5%
12/31/2017                     1.23                   0                   0               0.00%               20.6%
12/31/2016                     1.02                   0                   0               0.00%                7.6%
12/31/2015                     0.95                   0                   0               0.00%               -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.7%
    2016        2.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T548

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,763,011  $     4,197,746          278,535
                                                       ===============  ===============
Receivables: investments sold                   3,671
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,766,682
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,766,682       3,418,153  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     3,766,682       3,418,153
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         27,133
Mortality & expense charges                                                          (40,914)
                                                                            -----------------
Net investment income (loss)                                                         (13,781)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,363
Realized gain distributions                                                          139,365
Net change in unrealized appreciation (depreciation)                                (485,407)
                                                                            -----------------
Net gain (loss)                                                                     (334,679)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (348,460)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,781)  $          1,152
Net realized gain (loss)                                           11,363             20,190
Realized gain distributions                                       139,365             20,216
Net change in unrealized appreciation (depreciation)             (485,407)            52,535
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (348,460)            94,093
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,032,989          1,428,770
Cost of units redeemed                                           (250,162)          (292,355)
Account charges                                                    (4,395)              (940)
                                                         -----------------  -----------------
Increase (decrease)                                             2,778,432          1,135,475
                                                         -----------------  -----------------
Net increase (decrease)                                         2,429,972          1,229,568
Net assets, beginning                                           1,336,710            107,142
                                                         -----------------  -----------------
Net assets, ending                                       $      3,766,682   $      1,336,710
                                                         =================  =================

Units sold                                                      2,505,450          1,323,556
Units redeemed                                                   (211,957)          (306,829)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,293,493          1,016,727
Units outstanding, beginning                                    1,124,660            107,933
                                                         -----------------  -----------------
Units outstanding, ending                                       3,418,153          1,124,660
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,618,831
Cost of units redeemed/account charges                                              (599,230)
Net investment income (loss)                                                         (12,024)
Net realized gain (loss)                                                              31,554
Realized gain distributions                                                          162,286
Net change in unrealized appreciation (depreciation)                                (434,735)
                                                                            -----------------
Net assets                                                                  $      3,766,682
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               3,418  $            3,767               1.25%               -7.3%
12/31/2017                     1.19               1,125               1,337               1.25%               19.7%
12/31/2016                     0.99                 108                 107               1.25%                6.1%
12/31/2015                     0.94                   0                   0               1.25%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -7.1%
12/31/2017                     1.20                   0                   0               1.00%               20.0%
12/31/2016                     1.00                   0                   0               1.00%                6.3%
12/31/2015                     0.94                   0                   0               1.00%               -6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -6.8%
12/31/2017                     1.20                   0                   0               0.75%               20.3%
12/31/2016                     1.00                   0                   0               0.75%                6.6%
12/31/2015                     0.94                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -6.6%
12/31/2017                     1.21                   0                   0               0.50%               20.6%
12/31/2016                     1.00                   0                   0               0.50%                6.9%
12/31/2015                     0.94                   0                   0               0.50%               -6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -6.3%
12/31/2017                     1.22                   0                   0               0.25%               20.9%
12/31/2016                     1.01                   0                   0               0.25%                7.1%
12/31/2015                     0.94                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -6.1%
12/31/2017                     1.23                   0                   0               0.00%               21.2%
12/31/2016                     1.01                   0                   0               0.00%                7.4%
12/31/2015                     0.94                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.1%
    2016        1.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T530

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     7,973,935   $    8,792,962          586,318
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,153)
                                     ----------------
Net assets                           $     7,963,782
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,963,782       7,143,949  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.14
Band 50                                          --              --             1.15
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     7,963,782       7,143,949
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        80,994
Mortality & expense charges                                                        (103,112)
                                                                            ----------------
Net investment income (loss)                                                        (22,118)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            150,585
Realized gain distributions                                                         292,441
Net change in unrealized appreciation (depreciation)                             (1,135,798)
                                                                            ----------------
Net gain (loss)                                                                    (692,772)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (714,890)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,118)  $         16,124
Net realized gain (loss)                                          150,585             61,532
Realized gain distributions                                       292,441             84,858
Net change in unrealized appreciation (depreciation)           (1,135,798)           303,000
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (714,890)           465,514
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,664,247          5,977,311
Cost of units redeemed                                         (2,645,664)        (1,145,619)
Account charges                                                   (10,280)            (2,551)
                                                         -----------------  -----------------
Increase (decrease)                                             3,008,303          4,829,141
                                                         -----------------  -----------------
Net increase (decrease)                                         2,293,413          5,294,655
Net assets, beginning                                           5,670,369            375,714
                                                         -----------------  -----------------
Net assets, ending                                       $      7,963,782   $      5,670,369
                                                         =================  =================

Units sold                                                      4,702,677          5,344,995
Units redeemed                                                 (2,288,067)          (991,957)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,414,610          4,353,038
Units outstanding, beginning                                    4,729,339            376,301
                                                         -----------------  -----------------
Units outstanding, ending                                       7,143,949          4,729,339
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    12,008,754
Cost of units redeemed/account charges                                           (3,821,849)
Net investment income (loss)                                                         (4,712)
Net realized gain (loss)                                                            213,923
Realized gain distributions                                                         386,693
Net change in unrealized appreciation (depreciation)                               (819,027)
                                                                            ----------------
Net assets                                                                  $     7,963,782
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               7,144  $            7,964               1.25%               -7.0%
12/31/2017                     1.20               4,729               5,670               1.25%               20.1%
12/31/2016                     1.00                 376                 376               1.25%                6.5%
12/31/2015                     0.94                   0                   0               1.25%               -6.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -6.8%
12/31/2017                     1.21                   0                   0               1.00%               20.4%
12/31/2016                     1.00                   0                   0               1.00%                6.8%
12/31/2015                     0.94                   0                   0               1.00%               -6.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.6%
12/31/2017                     1.21                   0                   0               0.75%               20.7%
12/31/2016                     1.01                   0                   0               0.75%                7.0%
12/31/2015                     0.94                   0                   0               0.75%               -5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -6.3%
12/31/2017                     1.22                   0                   0               0.50%               21.0%
12/31/2016                     1.01                   0                   0               0.50%                7.3%
12/31/2015                     0.94                   0                   0               0.50%               -5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -6.1%
12/31/2017                     1.23                   0                   0               0.25%               21.3%
12/31/2016                     1.01                   0                   0               0.25%                7.6%
12/31/2015                     0.94                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -5.8%
12/31/2017                     1.24                   0                   0               0.00%               21.6%
12/31/2016                     1.02                   0                   0               0.00%                7.8%
12/31/2015                     0.94                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.6%
    2016        2.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T472

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,429,918   $     2,637,463          177,495
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,434)
                                     ----------------
Net assets                           $     2,424,484
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,424,484       2,192,256  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     2,424,484       2,192,256
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         15,844
Mortality & expense charges                                                          (22,856)
                                                                            -----------------
Net investment income (loss)                                                          (7,012)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,120
Realized gain distributions                                                           89,675
Net change in unrealized appreciation (depreciation)                                (271,453)
                                                                            -----------------
Net gain (loss)                                                                     (166,658)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (173,670)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,012)  $           (870)
Net realized gain (loss)                                           15,120              8,339
Realized gain distributions                                        89,675             16,049
Net change in unrealized appreciation (depreciation)             (271,453)            64,815
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (173,670)            88,333
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,843,908          1,011,066
Cost of units redeemed                                           (307,676)          (101,710)
Account charges                                                    (5,246)            (2,008)
                                                         -----------------  -----------------
Increase (decrease)                                             1,530,986            907,348
                                                         -----------------  -----------------
Net increase (decrease)                                         1,357,316            995,681
Net assets, beginning                                           1,067,168             71,487
                                                         -----------------  -----------------
Net assets, ending                                       $      2,424,484   $      1,067,168
                                                         =================  =================

Units sold                                                      1,562,536            915,891
Units redeemed                                                   (264,279)           (93,808)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,298,257            822,083
Units outstanding, beginning                                      893,999             71,916
                                                         -----------------  -----------------
Units outstanding, ending                                       2,192,256            893,999
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,983,669
Cost of units redeemed/account charges                                              (475,073)
Net investment income (loss)                                                          (7,541)
Net realized gain (loss)                                                              23,464
Realized gain distributions                                                          107,510
Net change in unrealized appreciation (depreciation)                                (207,545)
                                                                            -----------------
Net assets                                                                  $      2,424,484
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               2,192  $            2,424               1.25%               -7.4%
12/31/2017                     1.19                 894               1,067               1.25%               20.1%
12/31/2016                     0.99                  72                  71               1.25%                6.2%
12/31/2015                     0.94                   0                   0               1.25%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -7.1%
12/31/2017                     1.20                   0                   0               1.00%               20.4%
12/31/2016                     1.00                   0                   0               1.00%                6.5%
12/31/2015                     0.94                   0                   0               1.00%               -6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.9%
12/31/2017                     1.21                   0                   0               0.75%               20.7%
12/31/2016                     1.00                   0                   0               0.75%                6.7%
12/31/2015                     0.94                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.7%
12/31/2017                     1.22                   0                   0               0.50%               21.0%
12/31/2016                     1.01                   0                   0               0.50%                7.0%
12/31/2015                     0.94                   0                   0               0.50%               -6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -6.4%
12/31/2017                     1.23                   0                   0               0.25%               21.3%
12/31/2016                     1.01                   0                   0               0.25%                7.3%
12/31/2015                     0.94                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -6.2%
12/31/2017                     1.23                   0                   0               0.00%               21.6%
12/31/2016                     1.01                   0                   0               0.00%                7.5%
12/31/2015                     0.94                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.0%
    2016        1.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T464

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,544,510  $     8,290,011          546,307
                                                       ===============  ===============
Receivables: investments sold                   4,250
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,548,760
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,548,760       6,750,766  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.14
Band 50                                          --              --             1.15
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     7,548,760       6,750,766
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        72,077
Mortality & expense charges                                                         (98,733)
                                                                            ----------------
Net investment income (loss)                                                        (26,656)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            144,133
Realized gain distributions                                                         276,400
Net change in unrealized appreciation (depreciation)                             (1,092,306)
                                                                            ----------------
Net gain (loss)                                                                    (671,773)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (698,429)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (26,656)  $          9,920
Net realized gain (loss)                                          144,133             32,016
Realized gain distributions                                       276,400             80,759
Net change in unrealized appreciation (depreciation)           (1,092,306)           342,475
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (698,429)           465,170
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,412,834          5,768,392
Cost of units redeemed                                         (2,588,970)          (972,434)
Account charges                                                    (9,212)            (2,872)
                                                         -----------------  -----------------
Increase (decrease)                                             2,814,652          4,793,086
                                                         -----------------  -----------------
Net increase (decrease)                                         2,116,223          5,258,256
Net assets, beginning                                           5,432,537            174,281
                                                         -----------------  -----------------
Net assets, ending                                       $      7,548,760   $      5,432,537
                                                         =================  =================

Units sold                                                      4,419,873          5,177,671
Units redeemed                                                 (2,183,438)          (837,813)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,236,435          4,339,858
Units outstanding, beginning                                    4,514,331            174,473
                                                         -----------------  -----------------
Units outstanding, ending                                       6,750,766          4,514,331
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    11,347,869
Cost of units redeemed/account charges                                           (3,575,368)
Net investment income (loss)                                                        (16,079)
Net realized gain (loss)                                                            176,379
Realized gain distributions                                                         361,460
Net change in unrealized appreciation (depreciation)                               (745,501)
                                                                            ----------------
Net assets                                                                  $     7,548,760
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               6,751  $            7,549               1.25%               -7.1%
12/31/2017                     1.20               4,514               5,433               1.25%               20.5%
12/31/2016                     1.00                 174                 174               1.25%                6.6%
12/31/2015                     0.94                   0                   0               1.25%               -6.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.8%
12/31/2017                     1.21                   0                   0               1.00%               20.8%
12/31/2016                     1.00                   0                   0               1.00%                6.9%
12/31/2015                     0.94                   0                   0               1.00%               -6.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.6%
12/31/2017                     1.22                   0                   0               0.75%               21.1%
12/31/2016                     1.01                   0                   0               0.75%                7.1%
12/31/2015                     0.94                   0                   0               0.75%               -6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -6.4%
12/31/2017                     1.23                   0                   0               0.50%               21.4%
12/31/2016                     1.01                   0                   0               0.50%                7.4%
12/31/2015                     0.94                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -6.1%
12/31/2017                     1.24                   0                   0               0.25%               21.7%
12/31/2016                     1.02                   0                   0               0.25%                7.7%
12/31/2015                     0.94                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -5.9%
12/31/2017                     1.24                   0                   0               0.00%               22.0%
12/31/2016                     1.02                   0                   0               0.00%                7.9%
12/31/2015                     0.94                   0                   0               0.00%               -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.5%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T415

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,999,482   $     2,183,412          148,992
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,250)
                                     ----------------
Net assets                           $     1,994,232
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,994,232       1,799,887  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     1,994,232       1,799,887
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         11,571
Mortality & expense charges                                                          (17,965)
                                                                            -----------------
Net investment income (loss)                                                          (6,394)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,446
Realized gain distributions                                                           74,000
Net change in unrealized appreciation (depreciation)                                (230,095)
                                                                            -----------------
Net gain (loss)                                                                     (143,649)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (150,043)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,394)  $           (529)
Net realized gain (loss)                                           12,446              4,859
Realized gain distributions                                        74,000             12,299
Net change in unrealized appreciation (depreciation)             (230,095)            47,083
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (150,043)            63,712
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,596,199            702,224
Cost of units redeemed                                           (238,788)           (49,260)
Account charges                                                    (3,005)            (1,429)
                                                         -----------------  -----------------
Increase (decrease)                                             1,354,406            651,535
                                                         -----------------  -----------------
Net increase (decrease)                                         1,204,363            715,247
Net assets, beginning                                             789,869             74,622
                                                         -----------------  -----------------
Net assets, ending                                       $      1,994,232   $        789,869
                                                         =================  =================

Units sold                                                      1,338,609            638,597
Units redeemed                                                   (199,164)           (53,166)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,139,445            585,431
Units outstanding, beginning                                      660,442             75,011
                                                         -----------------  -----------------
Units outstanding, ending                                       1,799,887            660,442
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,439,020
Cost of units redeemed/account charges                                              (359,793)
Net investment income (loss)                                                          (6,590)
Net realized gain (loss)                                                              17,317
Realized gain distributions                                                           88,208
Net change in unrealized appreciation (depreciation)                                (183,930)
                                                                            -----------------
Net assets                                                                  $      1,994,232
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               1,800  $            1,994               1.25%               -7.4%
12/31/2017                     1.20                 660                 790               1.25%               20.2%
12/31/2016                     0.99                  75                  75               1.25%                6.3%
12/31/2015                     0.94                   0                   0               1.25%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -7.1%
12/31/2017                     1.20                   0                   0               1.00%               20.5%
12/31/2016                     1.00                   0                   0               1.00%                6.6%
12/31/2015                     0.94                   0                   0               1.00%               -6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.9%
12/31/2017                     1.21                   0                   0               0.75%               20.8%
12/31/2016                     1.00                   0                   0               0.75%                6.8%
12/31/2015                     0.94                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.7%
12/31/2017                     1.22                   0                   0               0.50%               21.1%
12/31/2016                     1.01                   0                   0               0.50%                7.1%
12/31/2015                     0.94                   0                   0               0.50%               -6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -6.4%
12/31/2017                     1.23                   0                   0               0.25%               21.4%
12/31/2016                     1.01                   0                   0               0.25%                7.4%
12/31/2015                     0.94                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -6.2%
12/31/2017                     1.24                   0                   0               0.00%               21.7%
12/31/2016                     1.02                   0                   0               0.00%                7.6%
12/31/2015                     0.94                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.9%
    2016        1.2%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T399

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,118,618  $      6,834,800          452,560
                                                      ================  ===============
Receivables: investments sold                 14,096
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,132,714
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,132,714       5,474,034  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.14
Band 50                                          --              --             1.15
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     6,132,714       5,474,034
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         53,270
Mortality & expense charges                                                          (67,857)
                                                                            -----------------
Net investment income (loss)                                                         (14,587)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              68,766
Realized gain distributions                                                          224,251
Net change in unrealized appreciation (depreciation)                                (858,077)
                                                                            -----------------
Net gain (loss)                                                                     (565,060)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (579,647)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,587)  $          7,979
Net realized gain (loss)                                           68,766             17,699
Realized gain distributions                                       224,251             44,244
Net change in unrealized appreciation (depreciation)             (858,077)           138,336
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (579,647)           208,258
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,083,091          3,105,856
Cost of units redeemed                                         (1,240,758)          (474,947)
Account charges                                                    (9,955)            (3,486)
                                                         -----------------  -----------------
Increase (decrease)                                             3,832,378          2,627,423
                                                         -----------------  -----------------
Net increase (decrease)                                         3,252,731          2,835,681
Net assets, beginning                                           2,879,983             44,302
                                                         -----------------  -----------------
Net assets, ending                                       $      6,132,714   $      2,879,983
                                                         =================  =================

Units sold                                                      4,223,760          2,751,952
Units redeemed                                                 (1,137,861)          (408,136)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,085,899          2,343,816
Units outstanding, beginning                                    2,388,135             44,319
                                                         -----------------  -----------------
Units outstanding, ending                                       5,474,034          2,388,135
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,228,553
Cost of units redeemed/account charges                                            (1,729,146)
Net investment income (loss)                                                          (6,630)
Net realized gain (loss)                                                              86,504
Realized gain distributions                                                          269,615
Net change in unrealized appreciation (depreciation)                                (716,182)
                                                                            -----------------
Net assets                                                                  $      6,132,714
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               5,474  $            6,133               1.25%               -7.1%
12/31/2017                     1.21               2,388               2,880               1.25%               20.6%
12/31/2016                     1.00                  44                  44               1.25%                6.6%
12/31/2015                     0.94                   0                   0               1.25%               -6.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.9%
12/31/2017                     1.21                   0                   0               1.00%               20.9%
12/31/2016                     1.00                   0                   0               1.00%                6.9%
12/31/2015                     0.94                   0                   0               1.00%               -6.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.6%
12/31/2017                     1.22                   0                   0               0.75%               21.2%
12/31/2016                     1.01                   0                   0               0.75%                7.2%
12/31/2015                     0.94                   0                   0               0.75%               -6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -6.4%
12/31/2017                     1.23                   0                   0               0.50%               21.5%
12/31/2016                     1.01                   0                   0               0.50%                7.4%
12/31/2015                     0.94                   0                   0               0.50%               -5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -6.2%
12/31/2017                     1.24                   0                   0               0.25%               21.8%
12/31/2016                     1.02                   0                   0               0.25%                7.7%
12/31/2015                     0.94                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -5.9%
12/31/2017                     1.25                   0                   0               0.00%               22.2%
12/31/2016                     1.02                   0                   0               0.00%                8.0%
12/31/2015                     0.94                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.5%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T241

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,424,231   $    1,594,984           84,927
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (28,580)
                                     ----------------
Net assets                           $     1,395,651
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,395,651       1,259,435  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     1,395,651       1,259,435
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,996
Mortality & expense charges                                                           (13,929)
                                                                             -----------------
Net investment income (loss)                                                           (5,933)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,967
Realized gain distributions                                                            48,866
Net change in unrealized appreciation (depreciation)                                 (182,814)
                                                                             -----------------
Net gain (loss)                                                                      (130,981)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (136,914)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,933)  $            102
Net realized gain (loss)                                            2,967              4,531
Realized gain distributions                                        48,866              5,045
Net change in unrealized appreciation (depreciation)             (182,814)            12,289
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (136,914)            21,967
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,346,728            364,701
Cost of units redeemed                                           (166,812)           (44,817)
Account charges                                                    (3,128)              (272)
                                                         -----------------  -----------------
Increase (decrease)                                             1,176,788            319,612
                                                         -----------------  -----------------
Net increase (decrease)                                         1,039,874            341,579
Net assets, beginning                                             355,777             14,198
                                                         -----------------  -----------------
Net assets, ending                                       $      1,395,651   $        355,777
                                                         =================  =================

Units sold                                                      1,110,027            328,955
Units redeemed                                                   (147,977)           (45,845)
                                                         -----------------  -----------------
Net increase (decrease)                                           962,050            283,110
Units outstanding, beginning                                      297,385             14,275
                                                         -----------------  -----------------
Units outstanding, ending                                       1,259,435            297,385
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,728,154
Cost of units redeemed/account charges                                               (217,717)
Net investment income (loss)                                                           (5,768)
Net realized gain (loss)                                                                7,498
Realized gain distributions                                                            54,237
Net change in unrealized appreciation (depreciation)                                 (170,753)
                                                                             -----------------
Net assets                                                                   $      1,395,651
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               1,259  $            1,396               1.25%               -7.4%
12/31/2017                     1.20                 297                 356               1.25%               20.3%
12/31/2016                     0.99                  14                  14               1.25%                6.3%
12/31/2015                     0.94                   0                   0               1.25%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -7.1%
12/31/2017                     1.20                   0                   0               1.00%               20.6%
12/31/2016                     1.00                   0                   0               1.00%                6.6%
12/31/2015                     0.94                   0                   0               1.00%               -6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.9%
12/31/2017                     1.21                   0                   0               0.75%               20.9%
12/31/2016                     1.00                   0                   0               0.75%                6.8%
12/31/2015                     0.94                   0                   0               0.75%               -6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.7%
12/31/2017                     1.22                   0                   0               0.50%               21.2%
12/31/2016                     1.01                   0                   0               0.50%                7.1%
12/31/2015                     0.94                   0                   0               0.50%               -6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -6.4%
12/31/2017                     1.23                   0                   0               0.25%               21.5%
12/31/2016                     1.01                   0                   0               0.25%                7.4%
12/31/2015                     0.94                   0                   0               0.25%               -5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -6.2%
12/31/2017                     1.24                   0                   0               0.00%               21.8%
12/31/2016                     1.01                   0                   0               0.00%                7.6%
12/31/2015                     0.94                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.9%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T233

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,066,729  $      2,323,853          122,364
                                                      ================  ===============
Receivables: investments sold                 11,923
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,078,652
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,078,652       1,855,722  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.14
Band 50                                          --              --             1.15
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     2,078,652       1,855,722
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         17,740
Mortality & expense charges                                                          (23,138)
                                                                            -----------------
Net investment income (loss)                                                          (5,398)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              47,518
Realized gain distributions                                                           70,340
Net change in unrealized appreciation (depreciation)                                (315,692)
                                                                            -----------------
Net gain (loss)                                                                     (197,834)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (203,232)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,398)  $          1,041
Net realized gain (loss)                                           47,518              4,499
Realized gain distributions                                        70,340             12,377
Net change in unrealized appreciation (depreciation)             (315,692)            57,738
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (203,232)            75,655
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,099,552            880,642
Cost of units redeemed                                           (697,088)          (105,471)
Account charges                                                    (4,143)            (1,650)
                                                         -----------------  -----------------
Increase (decrease)                                             1,398,321            773,521
                                                         -----------------  -----------------
Net increase (decrease)                                         1,195,089            849,176
Net assets, beginning                                             883,563             34,387
                                                         -----------------  -----------------
Net assets, ending                                       $      2,078,652   $        883,563
                                                         =================  =================

Units sold                                                      1,705,300            789,687
Units redeemed                                                   (582,375)           (91,296)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,122,925            698,391
Units outstanding, beginning                                      732,797             34,406
                                                         -----------------  -----------------
Units outstanding, ending                                       1,855,722            732,797
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,013,406
Cost of units redeemed/account charges                                              (808,606)
Net investment income (loss)                                                          (4,314)
Net realized gain (loss)                                                              52,062
Realized gain distributions                                                           83,228
Net change in unrealized appreciation (depreciation)                                (257,124)
                                                                            -----------------
Net assets                                                                  $      2,078,652
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               1,856  $            2,079               1.25%               -7.1%
12/31/2017                     1.21                 733                 884               1.25%               20.6%
12/31/2016                     1.00                  34                  34               1.25%                6.6%
12/31/2015                     0.94                   0                   0               1.25%               -6.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.9%
12/31/2017                     1.21                   0                   0               1.00%               20.9%
12/31/2016                     1.00                   0                   0               1.00%                6.9%
12/31/2015                     0.94                   0                   0               1.00%               -6.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.6%
12/31/2017                     1.22                   0                   0               0.75%               21.2%
12/31/2016                     1.01                   0                   0               0.75%                7.1%
12/31/2015                     0.94                   0                   0               0.75%               -6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -6.4%
12/31/2017                     1.23                   0                   0               0.50%               21.5%
12/31/2016                     1.01                   0                   0               0.50%                7.4%
12/31/2015                     0.94                   0                   0               0.50%               -5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -6.2%
12/31/2017                     1.24                   0                   0               0.25%               21.8%
12/31/2016                     1.02                   0                   0               0.25%                7.7%
12/31/2015                     0.94                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -5.9%
12/31/2017                     1.25                   0                   0               0.00%               22.2%
12/31/2016                     1.02                   0                   0               0.00%                7.9%
12/31/2015                     0.94                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.4%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R3 CLASS - 02631C353

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       234,349  $        263,346           20,942
                                                      ================  ===============
Receivables: investments sold                    948
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       235,297
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       235,297         212,406  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       235,297         212,406
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,154
Mortality & expense charges                                                            (1,924)
                                                                             -----------------
Net investment income (loss)                                                             (770)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  773
Realized gain distributions                                                             6,209
Net change in unrealized appreciation (depreciation)                                  (29,770)
                                                                             -----------------
Net gain (loss)                                                                       (22,788)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (23,558)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (770)  $             40
Net realized gain (loss)                                              773                 32
Realized gain distributions                                         6,209                208
Net change in unrealized appreciation (depreciation)              (29,770)               774
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,558)             1,054
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          275,540             23,650
Cost of units redeemed                                            (39,726)              (714)
Account charges                                                    (1,351)               (31)
                                                         -----------------  -----------------
Increase (decrease)                                               234,463             22,905
                                                         -----------------  -----------------
Net increase (decrease)                                           210,905             23,959
Net assets, beginning                                              24,392                433
                                                         -----------------  -----------------
Net assets, ending                                       $        235,297   $         24,392
                                                         =================  =================

Units sold                                                        227,581             20,584
Units redeemed                                                    (35,554)              (640)
                                                         -----------------  -----------------
Net increase (decrease)                                           192,027             19,944
Units outstanding, beginning                                       20,379                435
                                                         -----------------  -----------------
Units outstanding, ending                                         212,406             20,379
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        300,055
Cost of units redeemed/account charges                                                (42,261)
Net investment income (loss)                                                             (727)
Net realized gain (loss)                                                                  805
Realized gain distributions                                                             6,422
Net change in unrealized appreciation (depreciation)                                  (28,997)
                                                                             -----------------
Net assets                                                                   $        235,297
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 212  $              235               1.25%               -7.5%
12/31/2017                     1.20                  20                  24               1.25%               20.3%
12/31/2016                     1.00                   0                   0               1.25%                6.3%
12/31/2015                     0.94                   0                   0               1.25%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -7.2%
12/31/2017                     1.20                   0                   0               1.00%               20.6%
12/31/2016                     1.00                   0                   0               1.00%                6.6%
12/31/2015                     0.94                   0                   0               1.00%               -6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -7.0%
12/31/2017                     1.21                   0                   0               0.75%               20.9%
12/31/2016                     1.00                   0                   0               0.75%                6.8%
12/31/2015                     0.94                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.7%
12/31/2017                     1.22                   0                   0               0.50%               21.2%
12/31/2016                     1.01                   0                   0               0.50%                7.1%
12/31/2015                     0.94                   0                   0               0.50%               -6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -6.5%
12/31/2017                     1.23                   0                   0               0.25%               21.5%
12/31/2016                     1.01                   0                   0               0.25%                7.4%
12/31/2015                     0.94                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -6.3%
12/31/2017                     1.24                   0                   0               0.00%               21.8%
12/31/2016                     1.02                   0                   0               0.00%                7.7%
12/31/2015                     0.94                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.9%
    2016        1.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R4 CLASS - 02631C346

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        939,700  $     1,026,085           83,603
                                                       ===============  ===============
Receivables: investments sold                   4,558
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        944,258
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       944,258         842,983  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.15
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       944,258         842,983
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,850
Mortality & expense charges                                                           (10,233)
                                                                             -----------------
Net investment income (loss)                                                           (3,383)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,244
Realized gain distributions                                                            24,702
Net change in unrealized appreciation (depreciation)                                 (109,188)
                                                                             -----------------
Net gain (loss)                                                                       (78,242)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (81,625)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,383)  $          1,400
Net realized gain (loss)                                            6,244             13,453
Realized gain distributions                                        24,702              5,196
Net change in unrealized appreciation (depreciation)             (109,188)            22,958
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (81,625)            43,007
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          573,157            710,848
Cost of units redeemed                                           (149,604)          (160,944)
Account charges                                                    (2,222)              (706)
                                                         -----------------  -----------------
Increase (decrease)                                               421,331            549,198
                                                         -----------------  -----------------
Net increase (decrease)                                           339,706            592,205
Net assets, beginning                                             604,552             12,347
                                                         -----------------  -----------------
Net assets, ending                                       $        944,258   $        604,552
                                                         =================  =================

Units sold                                                        468,865            624,761
Units redeemed                                                   (127,151)          (135,836)
                                                         -----------------  -----------------
Net increase (decrease)                                           341,714            488,925
Units outstanding, beginning                                      501,269             12,344
                                                         -----------------  -----------------
Units outstanding, ending                                         842,983            501,269
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,296,250
Cost of units redeemed/account charges                                              (313,476)
Net investment income (loss)                                                          (1,877)
Net realized gain (loss)                                                              19,697
Realized gain distributions                                                           30,049
Net change in unrealized appreciation (depreciation)                                 (86,385)
                                                                            -----------------
Net assets                                                                  $        944,258
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 843  $              944               1.25%               -7.1%
12/31/2017                     1.21                 501                 605               1.25%               20.6%
12/31/2016                     1.00                  12                  12               1.25%                6.7%
12/31/2015                     0.94                   0                   0               1.25%               -6.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.9%
12/31/2017                     1.21                   0                   0               1.00%               20.9%
12/31/2016                     1.00                   0                   0               1.00%                6.9%
12/31/2015                     0.94                   0                   0               1.00%               -6.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.7%
12/31/2017                     1.22                   0                   0               0.75%               21.2%
12/31/2016                     1.01                   0                   0               0.75%                7.2%
12/31/2015                     0.94                   0                   0               0.75%               -5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -6.4%
12/31/2017                     1.23                   0                   0               0.50%               21.5%
12/31/2016                     1.01                   0                   0               0.50%                7.5%
12/31/2015                     0.94                   0                   0               0.50%               -5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -6.2%
12/31/2017                     1.24                   0                   0               0.25%               21.8%
12/31/2016                     1.02                   0                   0               0.25%                7.7%
12/31/2015                     0.94                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -5.9%
12/31/2017                     1.25                   0                   0               0.00%               22.1%
12/31/2016                     1.02                   0                   0               0.00%                8.0%
12/31/2015                     0.94                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.3%
    2016        2.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T282

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,465,521  $     2,620,351          241,008
                                                       ===============  ===============
Receivables: investments sold                   3,006
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,468,527
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,468,527       2,351,220  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     2,468,527       2,351,220
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         58,032
Mortality & expense charges                                                           (15,937)
                                                                             -----------------
Net investment income (loss)                                                           42,095
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,397
Realized gain distributions                                                            40,430
Net change in unrealized appreciation (depreciation)                                 (145,066)
                                                                             -----------------
Net gain (loss)                                                                      (103,239)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (61,144)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         42,095   $         16,722
Net realized gain (loss)                                            1,397                 51
Realized gain distributions                                        40,430              7,466
Net change in unrealized appreciation (depreciation)             (145,066)            (9,764)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (61,144)            14,475
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,863,161            955,571
Cost of units redeemed                                           (296,299)            (4,036)
Account charges                                                    (2,744)              (457)
                                                         -----------------  -----------------
Increase (decrease)                                             1,564,118            951,078
                                                         -----------------  -----------------
Net increase (decrease)                                         1,502,974            965,553
Net assets, beginning                                             965,553                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,468,527   $        965,553
                                                         =================  =================

Units sold                                                      1,741,755            889,746
Units redeemed                                                   (276,067)            (4,214)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,465,688            885,532
Units outstanding, beginning                                      885,532                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,351,220            885,532
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,818,732
Cost of units redeemed/account charges                                               (303,536)
Net investment income (loss)                                                           58,817
Net realized gain (loss)                                                                1,448
Realized gain distributions                                                            47,896
Net change in unrealized appreciation (depreciation)                                 (154,830)
                                                                             -----------------
Net assets                                                                   $      2,468,527
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               2,351  $            2,469               1.25%               -3.7%
12/31/2017                     1.09                 886                 966               1.25%                9.0%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -3.5%
12/31/2017                     1.09                   0                   0               1.00%                9.3%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -3.2%
12/31/2017                     1.10                   0                   0               0.75%                9.6%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.0%
12/31/2017                     1.10                   0                   0               0.50%                9.9%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -2.7%
12/31/2017                     1.10                   0                   0               0.25%               10.1%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -2.5%
12/31/2017                     1.10                   0                   0               0.00%               10.4%
12/31/2016                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T290

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,725,819  $     2,920,571          252,624
                                                       ===============  ===============
Receivables: investments sold                   3,191
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,729,010
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,729,010       2,588,803  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     2,729,010       2,588,803
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         63,018
Mortality & expense charges                                                           (19,117)
                                                                             -----------------
Net investment income (loss)                                                           43,901
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  497
Realized gain distributions                                                            58,118
Net change in unrealized appreciation (depreciation)                                 (200,201)
                                                                             -----------------
Net gain (loss)                                                                      (141,586)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (97,685)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         43,901   $          5,998
Net realized gain (loss)                                              497              4,151
Realized gain distributions                                        58,118              4,937
Net change in unrealized appreciation (depreciation)             (200,201)             5,449
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (97,685)            20,535
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,669,429            584,518
Cost of units redeemed                                           (310,343)          (133,138)
Account charges                                                    (4,104)              (202)
                                                         -----------------  -----------------
Increase (decrease)                                             2,354,982            451,178
                                                         -----------------  -----------------
Net increase (decrease)                                         2,257,297            471,713
Net assets, beginning                                             471,713                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,729,010   $        471,713
                                                         =================  =================

Units sold                                                      2,449,643            554,228
Units redeemed                                                   (290,690)          (124,378)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,158,953            429,850
Units outstanding, beginning                                      429,850                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,588,803            429,850
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,253,947
Cost of units redeemed/account charges                                               (447,787)
Net investment income (loss)                                                           49,899
Net realized gain (loss)                                                                4,648
Realized gain distributions                                                            63,055
Net change in unrealized appreciation (depreciation)                                 (194,752)
                                                                             -----------------
Net assets                                                                   $      2,729,010
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               2,589  $            2,729               1.25%               -3.9%
12/31/2017                     1.10                 430                 472               1.25%                9.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -3.7%
12/31/2017                     1.10                   0                   0               1.00%               10.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -3.5%
12/31/2017                     1.10                   0                   0               0.75%               10.4%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.2%
12/31/2017                     1.11                   0                   0               0.50%               10.6%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -3.0%
12/31/2017                     1.11                   0                   0               0.25%               10.9%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -2.7%
12/31/2017                     1.11                   0                   0               0.00%               11.2%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.9%
    2017        3.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T316

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     6,820,826   $     7,356,402          581,485
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,528)
                                     ----------------
Net assets                           $     6,816,298
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,816,298       6,378,187  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     6,816,298       6,378,187
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        140,401
Mortality & expense charges                                                          (52,554)
                                                                            -----------------
Net investment income (loss)                                                          87,847
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              30,111
Realized gain distributions                                                          153,863
Net change in unrealized appreciation (depreciation)                                (556,087)
                                                                            -----------------
Net gain (loss)                                                                     (372,113)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (284,266)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         87,847   $         33,598
Net realized gain (loss)                                           30,111                660
Realized gain distributions                                       153,863             30,669
Net change in unrealized appreciation (depreciation)             (556,087)            20,511
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (284,266)            85,438
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,398,987          2,674,920
Cost of units redeemed                                         (2,008,057)           (44,378)
Account charges                                                    (5,360)              (986)
                                                         -----------------  -----------------
Increase (decrease)                                             4,385,570          2,629,556
                                                         -----------------  -----------------
Net increase (decrease)                                         4,101,304          2,714,994
Net assets, beginning                                           2,714,994                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,816,298   $      2,714,994
                                                         =================  =================

Units sold                                                      5,822,243          2,485,349
Units redeemed                                                 (1,885,376)           (44,029)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,936,867          2,441,320
Units outstanding, beginning                                    2,441,320                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,378,187          2,441,320
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      9,073,907
Cost of units redeemed/account charges                                            (2,058,781)
Net investment income (loss)                                                         121,445
Net realized gain (loss)                                                              30,771
Realized gain distributions                                                          184,532
Net change in unrealized appreciation (depreciation)                                (535,576)
                                                                            -----------------
Net assets                                                                  $      6,816,298
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               6,378  $            6,816               1.25%               -3.9%
12/31/2017                     1.11               2,441               2,715               1.25%               11.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -3.7%
12/31/2017                     1.12                   0                   0               1.00%               11.7%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -3.4%
12/31/2017                     1.12                   0                   0               0.75%               12.0%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -3.2%
12/31/2017                     1.12                   0                   0               0.50%               12.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -2.9%
12/31/2017                     1.12                   0                   0               0.25%               12.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -2.7%
12/31/2017                     1.13                   0                   0               0.00%               12.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        3.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T324

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,464,943  $      9,193,621          678,824
                                                      ================  ===============
Receivables: investments sold                 15,569
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,480,512
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,480,512       7,834,763  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     8,480,512       7,834,763
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        147,646
Mortality & expense charges                                                          (66,123)
                                                                            -----------------
Net investment income (loss)                                                          81,523
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,589
Realized gain distributions                                                          208,991
Net change in unrealized appreciation (depreciation)                                (745,513)
                                                                            -----------------
Net gain (loss)                                                                     (520,933)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (439,410)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         81,523   $         33,446
Net realized gain (loss)                                           15,589              6,775
Realized gain distributions                                       208,991             38,594
Net change in unrealized appreciation (depreciation)             (745,513)            16,835
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (439,410)            95,650
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,029,407          3,248,985
Cost of units redeemed                                         (1,273,484)          (174,621)
Account charges                                                    (5,595)              (420)
                                                         -----------------  -----------------
Increase (decrease)                                             5,750,328          3,073,944
                                                         -----------------  -----------------
Net increase (decrease)                                         5,310,918          3,169,594
Net assets, beginning                                           3,169,594                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,480,512   $      3,169,594
                                                         =================  =================

Units sold                                                      6,168,214          2,952,636
Units redeemed                                                 (1,124,680)          (161,407)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,043,534          2,791,229
Units outstanding, beginning                                    2,791,229                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       7,834,763          2,791,229
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,278,392
Cost of units redeemed/account charges                                            (1,454,120)
Net investment income (loss)                                                         114,969
Net realized gain (loss)                                                              22,364
Realized gain distributions                                                          247,585
Net change in unrealized appreciation (depreciation)                                (728,678)
                                                                            -----------------
Net assets                                                                  $      8,480,512
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               7,835  $            8,481               1.25%               -4.7%
12/31/2017                     1.14               2,791               3,170               1.25%               13.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -4.4%
12/31/2017                     1.14                   0                   0               1.00%               14.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -4.2%
12/31/2017                     1.14                   0                   0               0.75%               14.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -4.0%
12/31/2017                     1.14                   0                   0               0.50%               14.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -3.7%
12/31/2017                     1.15                   0                   0               0.25%               15.0%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -3.5%
12/31/2017                     1.15                   0                   0               0.00%               15.3%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T332

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    10,192,003  $     11,131,301          771,536
                                                      ================  ===============
Receivables: investments sold                 27,190
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    10,219,193
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,219,193        9,275,141  $         1.10
Band 100                                        --               --            1.11
Band 75                                         --               --            1.11
Band 50                                         --               --            1.12
Band 25                                         --               --            1.12
Band 0                                          --               --            1.13
                                    --------------  ---------------
 Total                              $   10,219,193        9,275,141
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        166,497
Mortality & expense charges                                                          (81,571)
                                                                            -----------------
Net investment income (loss)                                                          84,926
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,897
Realized gain distributions                                                          301,431
Net change in unrealized appreciation (depreciation)                              (1,019,765)
                                                                            -----------------
Net gain (loss)                                                                     (691,437)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (606,511)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         84,926   $         37,664
Net realized gain (loss)                                           26,897              4,373
Realized gain distributions                                       301,431             56,630
Net change in unrealized appreciation (depreciation)           (1,019,765)            80,467
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (606,511)           179,134
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,969,022          4,082,624
Cost of units redeemed                                         (1,231,662)          (166,200)
Account charges                                                    (6,336)              (878)
                                                         -----------------  -----------------
Increase (decrease)                                             6,731,024          3,915,546
                                                         -----------------  -----------------
Net increase (decrease)                                         6,124,513          4,094,680
Net assets, beginning                                           4,094,680                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     10,219,193   $      4,094,680
                                                         =================  =================

Units sold                                                      6,823,375          3,666,067
Units redeemed                                                 (1,065,674)          (148,627)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,757,701          3,517,440
Units outstanding, beginning                                    3,517,440                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       9,275,141          3,517,440
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     12,051,646
Cost of units redeemed/account charges                                            (1,405,076)
Net investment income (loss)                                                         122,590
Net realized gain (loss)                                                              31,270
Realized gain distributions                                                          358,061
Net change in unrealized appreciation (depreciation)                                (939,298)
                                                                            -----------------
Net assets                                                                  $     10,219,193
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               9,275  $           10,219               1.25%               -5.4%
12/31/2017                     1.16               3,517               4,095               1.25%               16.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -5.1%
12/31/2017                     1.17                   0                   0               1.00%               17.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -4.9%
12/31/2017                     1.17                   0                   0               0.75%               17.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%               -4.6%
12/31/2017                     1.17                   0                   0               0.50%               17.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -4.4%
12/31/2017                     1.18                   0                   0               0.25%               18.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -4.2%
12/31/2017                     1.18                   0                   0               0.00%               18.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T340

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,048,785  $     10,061,402          674,276
                                                      ================  ===============
Receivables: investments sold                 17,057
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,065,842
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,065,842       8,139,019  $          1.11
Band 100                                         --              --             1.12
Band 75                                          --              --             1.13
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     9,065,842       8,139,019
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        133,693
Mortality & expense charges                                                          (71,200)
                                                                            -----------------
Net investment income (loss)                                                          62,493
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,218
Realized gain distributions                                                          309,046
Net change in unrealized appreciation (depreciation)                              (1,093,610)
                                                                            -----------------
Net gain (loss)                                                                     (744,346)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (681,853)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         62,493   $         25,926
Net realized gain (loss)                                           40,218              2,604
Realized gain distributions                                       309,046             44,795
Net change in unrealized appreciation (depreciation)           (1,093,610)            80,993
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (681,853)           154,318
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,698,216          3,088,806
Cost of units redeemed                                         (1,131,806)           (51,262)
Account charges                                                    (9,923)              (654)
                                                         -----------------  -----------------
Increase (decrease)                                             6,556,487          3,036,890
                                                         -----------------  -----------------
Net increase (decrease)                                         5,874,634          3,191,208
Net assets, beginning                                           3,191,208                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      9,065,842   $      3,191,208
                                                         =================  =================

Units sold                                                      6,427,859          2,732,238
Units redeemed                                                   (972,559)           (48,519)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,455,300          2,683,719
Units outstanding, beginning                                    2,683,719                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       8,139,019          2,683,719
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,787,022
Cost of units redeemed/account charges                                            (1,193,645)
Net investment income (loss)                                                          88,419
Net realized gain (loss)                                                              42,822
Realized gain distributions                                                          353,841
Net change in unrealized appreciation (depreciation)                              (1,012,617)
                                                                            -----------------
Net assets                                                                  $      9,065,842
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               8,139  $            9,066               1.25%               -6.3%
12/31/2017                     1.19               2,684               3,191               1.25%               19.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -6.1%
12/31/2017                     1.19                   0                   0               1.00%               19.8%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -5.9%
12/31/2017                     1.20                   0                   0               0.75%               20.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -5.6%
12/31/2017                     1.20                   0                   0               0.50%               20.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -5.4%
12/31/2017                     1.20                   0                   0               0.25%               20.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -5.1%
12/31/2017                     1.20                   0                   0               0.00%               21.0%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T357

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   11,587,097   $    13,013,343          847,010
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (118,299)
                                     ---------------
Net assets                           $   11,468,798
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   11,468,798      10,260,005  $          1.12
Band 100                                        --              --             1.12
Band 75                                         --              --             1.13
Band 50                                         --              --             1.14
Band 25                                         --              --             1.14
Band 0                                          --              --             1.15
                                    --------------  --------------
 Total                              $   11,468,798      10,260,005
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       160,176
Mortality & expense charges                                                         (92,226)
                                                                            ----------------
Net investment income (loss)                                                         67,950
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            154,297
Realized gain distributions                                                         421,268
Net change in unrealized appreciation (depreciation)                             (1,579,796)
                                                                            ----------------
Net gain (loss)                                                                  (1,004,231)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (936,281)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         67,950   $         36,364
Net realized gain (loss)                                          154,297             23,688
Realized gain distributions                                       421,268             75,476
Net change in unrealized appreciation (depreciation)           (1,579,796)           153,550
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (936,281)           289,078
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,935,352          5,142,678
Cost of units redeemed                                         (2,601,421)          (346,287)
Account charges                                                   (11,345)            (2,976)
                                                         -----------------  -----------------
Increase (decrease)                                             7,322,586          4,793,415
                                                         -----------------  -----------------
Net increase (decrease)                                         6,386,305          5,082,493
Net assets, beginning                                           5,082,493                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     11,468,798   $      5,082,493
                                                         =================  =================

Units sold                                                      8,170,923          4,554,322
Units redeemed                                                 (2,152,982)          (312,258)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,017,941          4,242,064
Units outstanding, beginning                                    4,242,064                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      10,260,005          4,242,064
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    15,078,030
Cost of units redeemed/account charges                                           (2,962,029)
Net investment income (loss)                                                        104,314
Net realized gain (loss)                                                            177,985
Realized gain distributions                                                         496,744
Net change in unrealized appreciation (depreciation)                             (1,426,246)
                                                                            ----------------
Net assets                                                                  $    11,468,798
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12              10,260  $           11,469               1.25%               -6.7%
12/31/2017                     1.20               4,242               5,082               1.25%               20.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -6.5%
12/31/2017                     1.20                   0                   0               1.00%               20.8%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.2%
12/31/2017                     1.20                   0                   0               0.75%               21.1%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.0%
12/31/2017                     1.21                   0                   0               0.50%               21.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -5.8%
12/31/2017                     1.21                   0                   0               0.25%               21.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -5.5%
12/31/2017                     1.21                   0                   0               0.00%               22.0%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T365

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     6,677,335   $     7,465,262          480,383
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,902)
                                     ----------------
Net assets                           $     6,674,433
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,674,433       5,955,609  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     6,674,433       5,955,609
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         87,317
Mortality & expense charges                                                          (49,048)
                                                                            -----------------
Net investment income (loss)                                                          38,269
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,914
Realized gain distributions                                                          241,549
Net change in unrealized appreciation (depreciation)                                (865,080)
                                                                            -----------------
Net gain (loss)                                                                     (599,617)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (561,348)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         38,269   $         16,316
Net realized gain (loss)                                           23,914              5,117
Realized gain distributions                                       241,549             35,828
Net change in unrealized appreciation (depreciation)             (865,080)            77,153
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (561,348)           134,414
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,019,624          2,397,959
Cost of units redeemed                                         (1,209,100)          (101,495)
Account charges                                                    (5,045)              (576)
                                                         -----------------  -----------------
Increase (decrease)                                             4,805,479          2,295,888
                                                         -----------------  -----------------
Net increase (decrease)                                         4,244,131          2,430,302
Net assets, beginning                                           2,430,302                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,674,433   $      2,430,302
                                                         =================  =================

Units sold                                                      4,983,893          2,127,652
Units redeemed                                                 (1,050,186)          (105,750)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,933,707          2,021,902
Units outstanding, beginning                                    2,021,902                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,955,609          2,021,902
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,417,583
Cost of units redeemed/account charges                                            (1,316,216)
Net investment income (loss)                                                          54,585
Net realized gain (loss)                                                              29,031
Realized gain distributions                                                          277,377
Net change in unrealized appreciation (depreciation)                                (787,927)
                                                                            -----------------
Net assets                                                                  $      6,674,433
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               5,956  $            6,674               1.25%               -6.8%
12/31/2017                     1.20               2,022               2,430               1.25%               20.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.5%
12/31/2017                     1.21                   0                   0               1.00%               21.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.3%
12/31/2017                     1.21                   0                   0               0.75%               21.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.1%
12/31/2017                     1.21                   0                   0               0.50%               21.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -5.8%
12/31/2017                     1.21                   0                   0               0.25%               22.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -5.6%
12/31/2017                     1.22                   0                   0               0.00%               22.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T373

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,827,120  $     5,405,251          354,674
                                                       ===============  ===============
Receivables: investments sold                   5,184
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,832,304
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,832,304       4,306,302  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     4,832,304       4,306,302
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         59,179
Mortality & expense charges                                                          (36,680)
                                                                            -----------------
Net investment income (loss)                                                          22,499
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,196
Realized gain distributions                                                          175,313
Net change in unrealized appreciation (depreciation)                                (634,216)
                                                                            -----------------
Net gain (loss)                                                                     (435,707)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (413,208)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,499   $         10,958
Net realized gain (loss)                                           23,196              7,703
Realized gain distributions                                       175,313             26,291
Net change in unrealized appreciation (depreciation)             (634,216)            56,085
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (413,208)           101,037
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,327,787          1,842,385
Cost of units redeemed                                           (803,085)          (217,356)
Account charges                                                    (4,730)              (526)
                                                         -----------------  -----------------
Increase (decrease)                                             3,519,972          1,624,503
                                                         -----------------  -----------------
Net increase (decrease)                                         3,106,764          1,725,540
Net assets, beginning                                           1,725,540                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,832,304   $      1,725,540
                                                         =================  =================

Units sold                                                      3,544,100          1,630,188
Units redeemed                                                   (671,151)          (196,835)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,872,949          1,433,353
Units outstanding, beginning                                    1,433,353                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,306,302          1,433,353
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,170,172
Cost of units redeemed/account charges                                            (1,025,697)
Net investment income (loss)                                                          33,457
Net realized gain (loss)                                                              30,899
Realized gain distributions                                                          201,604
Net change in unrealized appreciation (depreciation)                                (578,131)
                                                                            -----------------
Net assets                                                                  $      4,832,304
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               4,306  $            4,832               1.25%               -6.8%
12/31/2017                     1.20               1,433               1,726               1.25%               21.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.6%
12/31/2017                     1.21                   0                   0               1.00%               21.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.3%
12/31/2017                     1.21                   0                   0               0.75%               21.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.1%
12/31/2017                     1.21                   0                   0               0.50%               22.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -5.8%
12/31/2017                     1.22                   0                   0               0.25%               22.3%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -5.6%
12/31/2017                     1.22                   0                   0               0.00%               22.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        2.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T217

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,590,220  $     2,883,628          151,919
                                                       ===============  ===============
Receivables: investments sold                   7,126
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,597,346
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,597,346       2,315,747  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.13
Band 50                                          --              --             1.14
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     2,597,346       2,315,747
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         30,733
Mortality & expense charges                                                           (18,675)
                                                                             -----------------
Net investment income (loss)                                                           12,058
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,526
Realized gain distributions                                                            87,174
Net change in unrealized appreciation (depreciation)                                 (327,119)
                                                                             -----------------
Net gain (loss)                                                                      (232,419)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (220,361)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,058   $          4,094
Net realized gain (loss)                                            7,526              2,623
Realized gain distributions                                        87,174             10,908
Net change in unrealized appreciation (depreciation)             (327,119)            33,711
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (220,361)            51,336
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,388,667            786,272
Cost of units redeemed                                           (351,713)           (51,998)
Account charges                                                    (4,152)              (705)
                                                         -----------------  -----------------
Increase (decrease)                                             2,032,802            733,569
                                                         -----------------  -----------------
Net increase (decrease)                                         1,812,441            784,905
Net assets, beginning                                             784,905                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,597,346   $        784,905
                                                         =================  =================

Units sold                                                      1,955,918            705,867
Units redeemed                                                   (292,164)           (53,874)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,663,754            651,993
Units outstanding, beginning                                      651,993                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,315,747            651,993
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,174,939
Cost of units redeemed/account charges                                              (408,568)
Net investment income (loss)                                                          16,152
Net realized gain (loss)                                                              10,149
Realized gain distributions                                                           98,082
Net change in unrealized appreciation (depreciation)                                (293,408)
                                                                            -----------------
Net assets                                                                  $      2,597,346
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               2,316  $            2,597               1.25%               -6.8%
12/31/2017                     1.20                 652                 785               1.25%               21.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.6%
12/31/2017                     1.21                   0                   0               1.00%               21.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.4%
12/31/2017                     1.21                   0                   0               0.75%               21.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.1%
12/31/2017                     1.21                   0                   0               0.50%               22.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -5.9%
12/31/2017                     1.22                   0                   0               0.25%               22.3%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -5.7%
12/31/2017                     1.22                   0                   0               0.00%               22.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R6 CLASS - 02631C320

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        350,535  $       391,214           31,048
                                                       ===============  ===============
Receivables: investments sold                   2,406
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        352,941
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       352,941         314,786  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       352,941         314,786
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,585
Mortality & expense charges                                                             (2,992)
                                                                              -----------------
Net investment income (loss)                                                               593
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,040)
Realized gain distributions                                                              9,135
Net change in unrealized appreciation (depreciation)                                   (41,974)
                                                                              -----------------
Net gain (loss)                                                                        (34,879)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (34,286)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            593   $            143
Net realized gain (loss)                                           (2,040)               428
Realized gain distributions                                         9,135                282
Net change in unrealized appreciation (depreciation)              (41,974)             1,295
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (34,286)             2,148
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          468,009             41,500
Cost of units redeemed                                           (113,718)            (9,240)
Account charges                                                    (1,148)              (324)
                                                         -----------------  -----------------
Increase (decrease)                                               353,143             31,936
                                                         -----------------  -----------------
Net increase (decrease)                                           318,857             34,084
Net assets, beginning                                              34,084                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        352,941   $         34,084
                                                         =================  =================

Units sold                                                        383,843             37,117
Units redeemed                                                    (97,383)            (8,791)
                                                         -----------------  -----------------
Net increase (decrease)                                           286,460             28,326
Units outstanding, beginning                                       28,326                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         314,786             28,326
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        509,509
Cost of units redeemed/account charges                                                (124,430)
Net investment income (loss)                                                               736
Net realized gain (loss)                                                                (1,612)
Realized gain distributions                                                              9,417
Net change in unrealized appreciation (depreciation)                                   (40,679)
                                                                              -----------------
Net assets                                                                    $        352,941
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 315  $              353               1.25%               -6.8%
12/31/2017                     1.20                  28                  34               1.25%               21.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.6%
12/31/2017                     1.21                   0                   0               1.00%               21.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.3%
12/31/2017                     1.21                   0                   0               0.75%               21.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.1%
12/31/2017                     1.21                   0                   0               0.50%               21.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -5.9%
12/31/2017                     1.22                   0                   0               0.25%               22.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -5.6%
12/31/2017                     1.22                   0                   0               0.00%               22.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS AMCAP FUND R6 CLASS - 023375819

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     7,201,207  $      8,450,630          255,180
                                                      ================  ===============
Receivables: investments sold                 21,568
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,222,775
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,222,775       6,215,080  $          1.16
Band 100                                         --              --             1.17
Band 75                                          --              --             1.17
Band 50                                          --              --             1.18
Band 25                                          --              --             1.19
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     7,222,775       6,215,080
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        61,066
Mortality & expense charges                                                         (66,887)
                                                                            ----------------
Net investment income (loss)                                                         (5,821)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            164,819
Realized gain distributions                                                         558,200
Net change in unrealized appreciation (depreciation)                             (1,408,772)
                                                                            ----------------
Net gain (loss)                                                                    (685,753)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (691,574)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,821)  $           (110)
Net realized gain (loss)                                          164,819              7,799
Realized gain distributions                                       558,200            148,230
Net change in unrealized appreciation (depreciation)           (1,408,772)           159,349
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (691,574)           315,268
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,999,772          3,520,559
Cost of units redeemed                                         (1,505,821)          (401,612)
Account charges                                                    (9,508)            (4,309)
                                                         -----------------  -----------------
Increase (decrease)                                             4,484,443          3,114,638
                                                         -----------------  -----------------
Net increase (decrease)                                         3,792,869          3,429,906
Net assets, beginning                                           3,429,906                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,222,775   $      3,429,906
                                                         =================  =================

Units sold                                                      4,521,406          3,235,110
Units redeemed                                                 (1,174,747)          (366,689)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,346,659          2,868,421
Units outstanding, beginning                                    2,868,421                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,215,080          2,868,421
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,520,331
Cost of units redeemed/account charges                                           (1,921,250)
Net investment income (loss)                                                         (5,931)
Net realized gain (loss)                                                            172,618
Realized gain distributions                                                         706,430
Net change in unrealized appreciation (depreciation)                             (1,249,423)
                                                                            ----------------
Net assets                                                                  $     7,222,775
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16               6,215  $            7,223               1.25%               -2.8%
12/31/2017                     1.20               2,868               3,430               1.25%               20.9%
12/31/2016                     0.99                   0                   0               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%               -2.6%
12/31/2017                     1.20                   0                   0               1.00%               21.2%
12/31/2016                     0.99                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%               -2.3%
12/31/2017                     1.20                   0                   0               0.75%               21.5%
12/31/2016                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%               -2.1%
12/31/2017                     1.21                   0                   0               0.50%               21.8%
12/31/2016                     0.99                   0                   0               0.50%               -1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -1.8%
12/31/2017                     1.21                   0                   0               0.25%               22.1%
12/31/2016                     0.99                   0                   0               0.25%               -1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.00%               -1.6%
12/31/2017                     1.21                   0                   0               0.00%               22.4%
12/31/2016                     0.99                   0                   0               0.00%               -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN BALANCED FUND R6 CLASS - 024071813

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    28,536,811   $   30,973,280        1,145,596
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (77,506)
                                     ----------------
Net assets                           $    28,459,305
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   26,654,427      24,219,342  $          1.10
Band 100                                        --              --             1.11
Band 75                                    910,823         819,120             1.11
Band 50                                         --              --             1.12
Band 25                                         --              --             1.12
Band 0                                     894,055         791,688             1.13
                                    --------------  --------------
 Total                              $   28,459,305      25,830,150
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        448,219
Mortality & expense charges                                                         (204,353)
                                                                            -----------------
Net investment income (loss)                                                         243,866
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              66,907
Realized gain distributions                                                          995,827
Net change in unrealized appreciation (depreciation)                              (2,535,950)
                                                                            -----------------
Net gain (loss)                                                                   (1,473,216)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,229,350)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        243,866   $         57,097
Net realized gain (loss)                                           66,907            109,450
Realized gain distributions                                       995,827            262,507
Net change in unrealized appreciation (depreciation)           (2,535,950)            99,481
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,229,350)           528,535
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       26,099,012         18,188,879
Cost of units redeemed                                         (8,182,621)        (6,926,827)
Account charges                                                   (14,095)            (4,228)
                                                         -----------------  -----------------
Increase (decrease)                                            17,902,296         11,257,824
                                                         -----------------  -----------------
Net increase (decrease)                                        16,672,946         11,786,359
Net assets, beginning                                          11,786,359                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     28,459,305   $     11,786,359
                                                         =================  =================

Units sold                                                     23,752,633         16,552,356
Units redeemed                                                 (8,233,952)        (6,240,887)
                                                         -----------------  -----------------
Net increase (decrease)                                        15,518,681         10,311,469
Units outstanding, beginning                                   10,311,469                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      25,830,150         10,311,469
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    44,287,891
Cost of units redeemed/account charges                                          (15,127,771)
Net investment income (loss)                                                        300,963
Net realized gain (loss)                                                            176,357
Realized gain distributions                                                       1,258,334
Net change in unrealized appreciation (depreciation)                             (2,436,469)
                                                                            ----------------
Net assets                                                                  $    28,459,305
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10              24,219  $           26,654               1.25%               -3.6%
12/31/2017                     1.14               9,698              11,077               1.25%               14.4%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -3.4%
12/31/2017                     1.15                   0                   0               1.00%               14.7%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 819  $              911               0.75%               -3.2%
12/31/2017                     1.15                   0                   0               0.75%               15.0%
12/31/2016                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%               -2.9%
12/31/2017                     1.15                   0                   0               0.50%               15.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -2.7%
12/31/2017                     1.15                   0                   0               0.25%               15.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                 792  $              894               0.00%               -2.4%
12/31/2017                     1.16                 613                 710               0.00%               15.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R6 CLASS - 140543810

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,788,704  $     10,123,058          205,343
                                                      ================  ===============
Receivables: investments sold                 14,330
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,803,034
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,803,034       8,045,840  $          1.09
Band 100                                         --              --             1.10
Band 75                                          --              --             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     8,803,034       8,045,840
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        153,114
Mortality & expense charges                                                           (77,788)
                                                                             -----------------
Net investment income (loss)                                                           75,326
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (14,395)
Realized gain distributions                                                           349,069
Net change in unrealized appreciation (depreciation)                               (1,323,355)
                                                                             -----------------
Net gain (loss)                                                                      (988,681)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (913,355)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         75,326   $          2,449
Net realized gain (loss)                                          (14,395)            10,731
Realized gain distributions                                       349,069             89,374
Net change in unrealized appreciation (depreciation)           (1,323,355)           (10,999)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (913,355)            91,555
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,924,357          5,645,798
Cost of units redeemed                                         (2,733,926)        (1,203,482)
Account charges                                                    (7,306)              (607)
                                                         -----------------  -----------------
Increase (decrease)                                             5,183,125          4,441,709
                                                         -----------------  -----------------
Net increase (decrease)                                         4,269,770          4,533,264
Net assets, beginning                                           4,533,264                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,803,034   $      4,533,264
                                                         =================  =================

Units sold                                                      7,060,421          4,709,122
Units redeemed                                                 (2,698,230)        (1,025,473)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,362,191          3,683,649
Units outstanding, beginning                                    3,683,649                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       8,045,840          3,683,649
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $     13,570,155
Cost of units redeemed/account charges                                              (3,945,321)
Net investment income (loss)                                                            77,775
Net realized gain (loss)                                                                (3,664)
Realized gain distributions                                                            438,443
Net change in unrealized appreciation (depreciation)                                (1,334,354)
                                                                              -----------------
Net assets                                                                    $      8,803,034
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               8,046  $            8,803               1.25%              -11.1%
12/31/2017                     1.23               3,684               4,533               1.25%               23.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%              -10.9%
12/31/2017                     1.23                   0                   0               1.00%               23.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%              -10.6%
12/31/2017                     1.24                   0                   0               0.75%               24.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -10.4%
12/31/2017                     1.24                   0                   0               0.50%               24.5%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -10.2%
12/31/2017                     1.24                   0                   0               0.25%               24.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -10.0%
12/31/2017                     1.25                   0                   0               0.00%               25.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        0.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS EUROPACIFIC GROWTH FUND R6 CLASS - 298706821

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     18,871,218  $    22,109,259          419,453
                                                       ===============  ===============
Receivables: investments sold                   6,147
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     18,877,365
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   15,893,361      14,818,473  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.08
Band 50                                         --              --             1.09
Band 25                                         --              --             1.09
Band 0                                   2,984,004       2,711,343             1.10
                                    --------------  --------------
 Total                              $   18,877,365      17,529,816
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        304,387
Mortality & expense charges                                                         (130,420)
                                                                            -----------------
Net investment income (loss)                                                         173,967
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,453
Realized gain distributions                                                          595,876
Net change in unrealized appreciation (depreciation)                              (3,726,688)
                                                                            -----------------
Net gain (loss)                                                                   (3,105,359)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,931,392)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        173,967   $         77,828
Net realized gain (loss)                                           25,453             68,929
Realized gain distributions                                       595,876            276,043
Net change in unrealized appreciation (depreciation)           (3,726,688)           488,647
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,931,392)           911,447
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       16,202,807         12,426,142
Cost of units redeemed                                         (4,481,569)        (3,223,516)
Account charges                                                   (20,954)            (5,600)
                                                         -----------------  -----------------
Increase (decrease)                                            11,700,284          9,197,026
                                                         -----------------  -----------------
Net increase (decrease)                                         8,768,892         10,108,473
Net assets, beginning                                          10,108,473                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     18,877,365   $     10,108,473
                                                         =================  =================

Units sold                                                     13,807,342         10,505,068
Units redeemed                                                 (4,157,990)        (2,624,604)
                                                         -----------------  -----------------
Net increase (decrease)                                         9,649,352          7,880,464
Units outstanding, beginning                                    7,880,464                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      17,529,816          7,880,464
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     28,628,949
Cost of units redeemed/account charges                                            (7,731,639)
Net investment income (loss)                                                         251,795
Net realized gain (loss)                                                              94,382
Realized gain distributions                                                          871,919
Net change in unrealized appreciation (depreciation)                              (3,238,041)
                                                                            -----------------
Net assets                                                                  $     18,877,365
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07              14,818  $           15,893               1.25%              -16.0%
12/31/2017                     1.28               4,934               6,298               1.25%               29.6%
12/31/2016                     0.99                   0                   0               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%              -15.8%
12/31/2017                     1.28                   0                   0               1.00%               29.9%
12/31/2016                     0.99                   0                   0               1.00%               -1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -15.5%
12/31/2017                     1.28                   0                   0               0.75%               30.2%
12/31/2016                     0.99                   0                   0               0.75%               -1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -15.3%
12/31/2017                     1.29                   0                   0               0.50%               30.5%
12/31/2016                     0.99                   0                   0               0.50%               -1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -15.1%
12/31/2017                     1.29                   0                   0               0.25%               30.8%
12/31/2016                     0.99                   0                   0               0.25%               -1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               2,711  $            2,984               0.00%              -14.9%
12/31/2017                     1.29               2,946               3,811               0.00%               31.2%
12/31/2016                     0.99                   0                   0               0.00%               -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS FUNDAMENTAL INVESTORS R6 CLASS - 360802813

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,617,998   $    7,839,998          126,539
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,055)
                                     ----------------
Net assets                           $     6,607,943
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,607,943       5,866,114  $          1.13
Band 100                                         --              --             1.13
Band 75                                          --              --             1.14
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     6,607,943       5,866,114
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        122,197
Mortality & expense charges                                                          (74,590)
                                                                            -----------------
Net investment income (loss)                                                          47,607
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,264
Realized gain distributions                                                          531,992
Net change in unrealized appreciation (depreciation)                              (1,221,418)
                                                                            -----------------
Net gain (loss)                                                                     (666,162)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (618,555)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         47,607   $          6,524
Net realized gain (loss)                                           23,264                713
Realized gain distributions                                       531,992             66,129
Net change in unrealized appreciation (depreciation)           (1,221,418)              (582)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (618,555)            72,784
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,760,288          4,361,922
Cost of units redeemed                                         (2,640,588)          (324,973)
Account charges                                                    (2,590)              (345)
                                                         -----------------  -----------------
Increase (decrease)                                             3,117,110          4,036,604
                                                         -----------------  -----------------
Net increase (decrease)                                         2,498,555          4,109,388
Net assets, beginning                                           4,109,388                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,607,943   $      4,109,388
                                                         =================  =================

Units sold                                                      4,734,750          3,652,347
Units redeemed                                                 (2,243,086)          (277,897)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,491,664          3,374,450
Units outstanding, beginning                                    3,374,450                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,866,114          3,374,450
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,122,210
Cost of units redeemed/account charges                                            (2,968,496)
Net investment income (loss)                                                          54,131
Net realized gain (loss)                                                              23,977
Realized gain distributions                                                          598,121
Net change in unrealized appreciation (depreciation)                              (1,222,000)
                                                                            -----------------
Net assets                                                                  $      6,607,943
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               5,866  $            6,608               1.25%               -7.5%
12/31/2017                     1.22               3,374               4,109               1.25%               22.2%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -7.3%
12/31/2017                     1.22                   0                   0               1.00%               22.5%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -7.0%
12/31/2017                     1.22                   0                   0               0.75%               22.8%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.8%
12/31/2017                     1.23                   0                   0               0.50%               23.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -6.6%
12/31/2017                     1.23                   0                   0               0.25%               23.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -6.3%
12/31/2017                     1.23                   0                   0               0.00%               23.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        0.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS NEW PERSPECTIVE FUND R6 CLASS - 648018810

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,418,613   $    6,277,772          143,882
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (34,658)
                                     ----------------
Net assets                           $     5,383,955
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,624,523       3,911,519  $          1.18
Band 100                                         --              --             1.19
Band 75                                          --              --             1.19
Band 50                                          --              --             1.20
Band 25                                          --              --             1.21
Band 0                                      759,432         625,991             1.21
                                    ---------------  --------------
 Total                              $     5,383,955       4,537,510
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         77,528
Mortality & expense charges                                                          (30,236)
                                                                            -----------------
Net investment income (loss)                                                          47,292
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              68,660
Realized gain distributions                                                          320,369
Net change in unrealized appreciation (depreciation)                                (916,233)
                                                                            -----------------
Net gain (loss)                                                                     (527,204)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (479,912)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         47,292   $          8,661
Net realized gain (loss)                                           68,660             17,555
Realized gain distributions                                       320,369             79,385
Net change in unrealized appreciation (depreciation)             (916,233)            57,074
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (479,912)           162,675
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,954,977          1,990,667
Cost of units redeemed                                         (1,962,024)          (278,788)
Account charges                                                    (2,793)              (847)
                                                         -----------------  -----------------
Increase (decrease)                                             3,990,160          1,711,032
                                                         -----------------  -----------------
Net increase (decrease)                                         3,510,248          1,873,707
Net assets, beginning                                           1,873,707                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,383,955   $      1,873,707
                                                         =================  =================

Units sold                                                      4,662,835          1,699,053
Units redeemed                                                 (1,593,610)          (230,768)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,069,225          1,468,285
Units outstanding, beginning                                    1,468,285                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,537,510          1,468,285
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,945,644
Cost of units redeemed/account charges                                            (2,244,452)
Net investment income (loss)                                                          55,953
Net realized gain (loss)                                                              86,215
Realized gain distributions                                                          399,754
Net change in unrealized appreciation (depreciation)                                (859,159)
                                                                            -----------------
Net assets                                                                  $      5,383,955
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18               3,912  $            4,625               1.25%               -6.7%
12/31/2017                     1.27                 738                 936               1.25%               27.7%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               1.00%               -6.5%
12/31/2017                     1.27                   0                   0               1.00%               28.0%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.75%               -6.3%
12/31/2017                     1.27                   0                   0               0.75%               28.3%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.50%               -6.0%
12/31/2017                     1.28                   0                   0               0.50%               28.7%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -5.8%
12/31/2017                     1.28                   0                   0               0.25%               29.0%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                 626  $              759               0.00%               -5.6%
12/31/2017                     1.28                 730                 938               0.00%               29.3%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS NEW WORLD FUND R6 CLASS - 649280815

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,893,975   $     4,377,540           67,981
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,727)
                                     ----------------
Net assets                           $     3,889,248
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,781,344       3,335,151  $          1.13
Band 100                                         --              --             1.14
Band 75                                     107,904          94,195             1.15
Band 50                                          --              --             1.15
Band 25                                          --              --             1.16
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     3,889,248       3,429,346
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         49,235
Mortality & expense charges                                                          (28,658)
                                                                            -----------------
Net investment income (loss)                                                          20,577
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,576
Realized gain distributions                                                           41,815
Net change in unrealized appreciation (depreciation)                                (527,276)
                                                                            -----------------
Net gain (loss)                                                                     (455,885)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (435,308)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         20,577   $          9,073
Net realized gain (loss)                                           29,576              1,890
Realized gain distributions                                        41,815              9,397
Net change in unrealized appreciation (depreciation)             (527,276)            43,711
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (435,308)            64,071
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,188,197          1,440,398
Cost of units redeemed                                         (1,130,287)          (234,894)
Account charges                                                    (2,591)              (338)
                                                         -----------------  -----------------
Increase (decrease)                                             3,055,319          1,205,166
                                                         -----------------  -----------------
Net increase (decrease)                                         2,620,011          1,269,237
Net assets, beginning                                           1,269,237                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,889,248   $      1,269,237
                                                         =================  =================

Units sold                                                      3,548,740          1,163,004
Units redeemed                                                 (1,092,552)          (189,846)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,456,188            973,158
Units outstanding, beginning                                      973,158                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,429,346            973,158
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,628,595
Cost of units redeemed/account charges                                            (1,368,110)
Net investment income (loss)                                                          29,650
Net realized gain (loss)                                                              31,466
Realized gain distributions                                                           51,212
Net change in unrealized appreciation (depreciation)                                (483,565)
                                                                            -----------------
Net assets                                                                  $      3,889,248
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               3,335  $            3,781               1.25%              -13.1%
12/31/2017                     1.30                 973               1,269               1.25%               31.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%              -12.9%
12/31/2017                     1.31                   0                   0               1.00%               31.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                  94  $              108               0.75%              -12.6%
12/31/2017                     1.31                   0                   0               0.75%               32.1%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%              -12.4%
12/31/2017                     1.31                   0                   0               0.50%               32.4%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%              -12.2%
12/31/2017                     1.32                   0                   0               0.25%               32.7%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%              -12.0%
12/31/2017                     1.32                   0                   0               0.00%               33.1%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS SMALLCAP WORLD FUND R6 CLASS - 831681812

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,791,171  $      3,333,809           58,282
                                                      ================  ===============
Receivables: investments sold                 21,318
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,812,489
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,812,489       2,536,935  $          1.11
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.13
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     2,812,489       2,536,935
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (15,743)
                                                                             -----------------
Net investment income (loss)                                                          (15,743)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,480
Realized gain distributions                                                           179,514
Net change in unrealized appreciation (depreciation)                                 (545,714)
                                                                             -----------------
Net gain (loss)                                                                      (356,720)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (372,463)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,743)  $         (4,745)
Net realized gain (loss)                                            9,480             87,678
Realized gain distributions                                       179,514                939
Net change in unrealized appreciation (depreciation)             (545,714)             3,076
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (372,463)            86,948
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,646,043          1,051,644
Cost of units redeemed                                           (813,543)          (785,152)
Account charges                                                      (947)               (41)
                                                         -----------------  -----------------
Increase (decrease)                                             2,831,553            266,451
                                                         -----------------  -----------------
Net increase (decrease)                                         2,459,090            353,399
Net assets, beginning                                             353,399                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,812,489   $        353,399
                                                         =================  =================

Units sold                                                      2,981,173            941,518
Units redeemed                                                   (729,546)          (656,210)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,251,627            285,308
Units outstanding, beginning                                      285,308                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,536,935            285,308
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,697,687
Cost of units redeemed/account charges                                            (1,599,683)
Net investment income (loss)                                                         (20,488)
Net realized gain (loss)                                                              97,158
Realized gain distributions                                                          180,453
Net change in unrealized appreciation (depreciation)                                (542,638)
                                                                            -----------------
Net assets                                                                  $      2,812,489
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               2,537  $            2,812               1.25%              -10.5%
12/31/2017                     1.24                 285                 353               1.25%               25.7%
12/31/2016                     0.99                   0                   0               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%              -10.3%
12/31/2017                     1.24                   0                   0               1.00%               26.0%
12/31/2016                     0.99                   0                   0               1.00%               -1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%              -10.0%
12/31/2017                     1.25                   0                   0               0.75%               26.3%
12/31/2016                     0.99                   0                   0               0.75%               -1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -9.8%
12/31/2017                     1.25                   0                   0               0.50%               26.6%
12/31/2016                     0.99                   0                   0               0.50%               -1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -9.6%
12/31/2017                     1.25                   0                   0               0.25%               27.0%
12/31/2016                     0.99                   0                   0               0.25%               -1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -9.4%
12/31/2017                     1.26                   0                   0               0.00%               27.3%
12/31/2016                     0.99                   0                   0               0.00%               -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS THE GROWTH FUND OF AMERICA R6 CLASS - 399874817

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     34,205,029  $    40,456,245          800,117
                                                       ===============  ===============
Receivables: investments sold                   1,090
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     34,206,119
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,755,379      23,383,033  $          1.19
Band 100                                        --              --             1.19
Band 75                                  2,081,006       1,735,204             1.20
Band 50                                         --              --             1.21
Band 25                                         --              --             1.21
Band 0                                   4,369,734       3,587,701             1.22
                                    --------------  --------------
 Total                              $   34,206,119      28,705,938
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       313,099
Mortality & expense charges                                                        (259,211)
                                                                            ----------------
Net investment income (loss)                                                         53,888
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            402,222
Realized gain distributions                                                       3,239,192
Net change in unrealized appreciation (depreciation)                             (6,342,583)
                                                                            ----------------
Net gain (loss)                                                                  (2,701,169)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,647,281)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         53,888   $         28,557
Net realized gain (loss)                                          402,222              4,965
Realized gain distributions                                     3,239,192            565,460
Net change in unrealized appreciation (depreciation)           (6,342,583)            91,367
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,647,281)           690,349
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       30,014,843         14,489,034
Cost of units redeemed                                         (7,020,084)        (1,299,985)
Account charges                                                   (16,773)            (3,984)
                                                         -----------------  -----------------
Increase (decrease)                                            22,977,986         13,185,065
                                                         -----------------  -----------------
Net increase (decrease)                                        20,330,705         13,875,414
Net assets, beginning                                          13,875,414                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     34,206,119   $     13,875,414
                                                         =================  =================

Units sold                                                     25,000,995         12,379,185
Units redeemed                                                 (7,537,994)        (1,136,248)
                                                         -----------------  -----------------
Net increase (decrease)                                        17,463,001         11,242,937
Units outstanding, beginning                                   11,242,937                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      28,705,938         11,242,937
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    44,503,877
Cost of units redeemed/account charges                                           (8,340,826)
Net investment income (loss)                                                         82,445
Net realized gain (loss)                                                            407,187
Realized gain distributions                                                       3,804,652
Net change in unrealized appreciation (depreciation)                             (6,251,216)
                                                                            ----------------
Net assets                                                                  $    34,206,119
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19              23,383  $           27,755               1.25%               -3.8%
12/31/2017                     1.23              11,243              13,875               1.25%               25.0%
12/31/2016                     0.99                   0                   0               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               1.00%               -3.6%
12/31/2017                     1.24                   0                   0               1.00%               25.3%
12/31/2016                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20               1,735  $            2,081               0.75%               -3.3%
12/31/2017                     1.24                   0                   0               0.75%               25.6%
12/31/2016                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -3.1%
12/31/2017                     1.24                   0                   0               0.50%               25.9%
12/31/2016                     0.99                   0                   0               0.50%               -1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -2.8%
12/31/2017                     1.25                   0                   0               0.25%               26.2%
12/31/2016                     0.99                   0                   0               0.25%               -1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22               3,588  $            4,370               0.00%               -2.6%
12/31/2017                     1.25                   0                   0               0.00%               26.5%
12/31/2016                     0.99                   0                   0               0.00%               -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R6 CLASS - 939330817

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    12,034,207   $   13,239,311          292,874
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (24,015)
                                     ----------------
Net assets                           $    12,010,192
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   12,010,192      10,498,658  $          1.14
Band 100                                        --              --             1.15
Band 75                                         --              --             1.16
Band 50                                         --              --             1.16
Band 25                                         --              --             1.17
Band 0                                          --              --             1.17
                                    --------------  --------------
 Total                              $   12,010,192      10,498,658
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        174,615
Mortality & expense charges                                                          (91,026)
                                                                            -----------------
Net investment income (loss)                                                          83,589
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,609
Realized gain distributions                                                          462,323
Net change in unrealized appreciation (depreciation)                              (1,252,840)
                                                                            -----------------
Net gain (loss)                                                                     (760,908)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (677,319)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         83,589   $         11,668
Net realized gain (loss)                                           29,609             34,524
Realized gain distributions                                       462,323             71,767
Net change in unrealized appreciation (depreciation)           (1,252,840)            47,736
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (677,319)           165,695
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,210,029          4,441,477
Cost of units redeemed                                         (3,753,969)        (1,367,975)
Account charges                                                    (6,697)            (1,049)
                                                         -----------------  -----------------
Increase (decrease)                                             9,449,363          3,072,453
                                                         -----------------  -----------------
Net increase (decrease)                                         8,772,044          3,238,148
Net assets, beginning                                           3,238,148                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     12,010,192   $      3,238,148
                                                         =================  =================

Units sold                                                     10,967,112          3,909,224
Units redeemed                                                 (3,189,253)        (1,188,425)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,777,859          2,720,799
Units outstanding, beginning                                    2,720,799                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      10,498,658          2,720,799
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     17,651,506
Cost of units redeemed/account charges                                            (5,129,690)
Net investment income (loss)                                                          95,257
Net realized gain (loss)                                                              64,133
Realized gain distributions                                                          534,090
Net change in unrealized appreciation (depreciation)                              (1,205,104)
                                                                            -----------------
Net assets                                                                  $     12,010,192
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14              10,499  $           12,010               1.25%               -3.9%
12/31/2017                     1.19               2,721               3,238               1.25%               19.0%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -3.6%
12/31/2017                     1.19                   0                   0               1.00%               19.3%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -3.4%
12/31/2017                     1.20                   0                   0               0.75%               19.6%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -3.2%
12/31/2017                     1.20                   0                   0               0.50%               19.9%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%               -2.9%
12/31/2017                     1.20                   0                   0               0.25%               20.2%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -2.7%
12/31/2017                     1.21                   0                   0               0.00%               20.5%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS CAPITAL WORLD BOND FUND R6 CLASS - 140541814

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        219,495  $       219,913           11,402
                                                       ===============  ===============
Receivables: investments sold                   7,871
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        227,366
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       227,366         231,316  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $       227,366         231,316
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,765
Mortality & expense charges                                                               (799)
                                                                              -----------------
Net investment income (loss)                                                             1,966
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (288)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (417)
                                                                              -----------------
Net gain (loss)                                                                           (705)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,261
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,966   $              5
Net realized gain (loss)                                             (288)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (417)                (1)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,261                  4
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          245,058              2,826
Cost of units redeemed                                            (20,383)            (1,349)
Account charges                                                       (50)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                               224,625              1,476
                                                         -----------------  -----------------
Net increase (decrease)                                           225,886              1,480
Net assets, beginning                                               1,480                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        227,366   $          1,480
                                                         =================  =================

Units sold                                                        250,764              2,820
Units redeemed                                                    (20,918)            (1,350)
                                                         -----------------  -----------------
Net increase (decrease)                                           229,846              1,470
Units outstanding, beginning                                        1,470                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         231,316              1,470
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        247,884
Cost of units redeemed/account charges                                                 (21,783)
Net investment income (loss)                                                             1,971
Net realized gain (loss)                                                                  (288)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (418)
                                                                              -----------------
Net assets                                                                    $        227,366
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                 231  $              227               1.25%               -2.3%
12/31/2017                     1.01                   1                   1               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -2.1%
12/31/2017                     1.01                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -1.9%
12/31/2017                     1.01                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.6%
12/31/2017                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -1.4%
12/31/2017                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -1.1%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R6 CLASS - 458809811
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.25%                0.0%
12/31/2017                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%                0.2%
12/31/2017                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%                0.5%
12/31/2017                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%                0.8%
12/31/2017                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                1.0%
12/31/2017                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%
12/31/2017                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST R6 CLASS - 026547810 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS AMERICAN MUTUAL FUND R4 CLASS - 027681840 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS AMERICAN MUTUAL FUND R6 CLASS - 027681816 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   AMERICAN FUNDS CAPITAL INCOME BUILDER R4 CLASS - 140193848 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   AMERICAN FUNDS CAPITAL INCOME BUILDER R6 CLASS - 140193822 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS GLOBAL BALANCED FUND R6 CLASS - 02629W817 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 AMERICAN FUNDS INFLATION LINKED BOND FUND R6 CLASS - 02630D816 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
AMERICAN FUNDS INT'L GROWTH AND INCOME FUND R6 CLASS - 45956T816 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
AMERICAN FUNDS INVESTMENT COMPANY OF AMERICA R6 CLASS - 461308819 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.88
Band 100                                        --              --            0.88
Band 75                                         --              --            0.88
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  AMERICAN FUNDS THE BOND FUND OF AMERICA R6 CLASS - 097873814 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 AMERICAN FUNDS THE INCOME FUND OF AMERICA R4 CLASS - 453320848 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 AMERICAN FUNDS THE INCOME FUND OF AMERICA R6 CLASS - 453320814 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS THE NEW ECONOMY FUND R6 CLASS - 643822810 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              AQR EMERGING MULTI-STYLE FUND N CLASS - 00203H347

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           356  $           404               39
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           356
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           356             402  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.90
Band 50                                         --              --            0.91
Band 25                                         --              --            0.92
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $           356             402
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $               7
Mortality & expense charges                                                                (36)
                                                                              -----------------
Net investment income (loss)                                                               (29)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (739)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       (61)
                                                                              -----------------
Net gain (loss)                                                                           (800)
                                                                              -----------------

Increase (decrease) in net assets from operations                            $            (829)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (29)  $             27
Net realized gain (loss)                                             (739)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (61)                13
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (829)                40
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            8,102              2,305
Cost of units redeemed                                             (9,240)                --
Account charges                                                       (22)                --
                                                         -----------------  ----------------
Increase (decrease)                                                (1,160)             2,305
                                                         -----------------  ----------------
Net increase (decrease)                                            (1,989)             2,345
Net assets, beginning                                               2,345                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            356   $          2,345
                                                         =================  ================

Units sold                                                          7,264              2,193
Units redeemed                                                     (9,055)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            (1,791)             2,193
Units outstanding, beginning                                        2,193                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             402              2,193
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         10,407
Cost of units redeemed/account charges                                                  (9,262)
Net investment income (loss)                                                                (2)
Net realized gain (loss)                                                                  (739)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       (48)
                                                                              -----------------
Net assets                                                                    $            356
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.25%              -17.2%
12/31/2017                     1.07                   2                   2               1.25%               34.8%
12/31/2016                     0.79                   0                   0               1.25%                4.4%
12/31/2015                     0.76                   0                   0               1.25%              -24.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -17.0%
12/31/2017                     1.08                   0                   0               1.00%               35.1%
12/31/2016                     0.80                   0                   0               1.00%                4.7%
12/31/2015                     0.76                   0                   0               1.00%              -23.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.75%              -16.8%
12/31/2017                     1.08                   0                   0               0.75%               35.4%
12/31/2016                     0.80                   0                   0               0.75%                4.9%
12/31/2015                     0.76                   0                   0               0.75%              -23.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -16.6%
12/31/2017                     1.09                   0                   0               0.50%               35.8%
12/31/2016                     0.80                   0                   0               0.50%                5.2%
12/31/2015                     0.76                   0                   0               0.50%              -23.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.25%              -16.4%
12/31/2017                     1.10                   0                   0               0.25%               36.1%
12/31/2016                     0.81                   0                   0               0.25%                5.4%
12/31/2015                     0.76                   0                   0               0.25%              -23.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%              -16.1%
12/31/2017                     1.10                   0                   0               0.00%               36.4%
12/31/2016                     0.81                   0                   0               0.00%                5.7%
12/31/2015                     0.77                   0                   0               0.00%              -23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        2.5%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     AQR INTERNATIONAL MULTI-STYLE FUND N CLASS - 00203H529 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.88
Band 100                                        --              --            0.89
Band 75                                         --              --            0.90
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               1.25%              -16.0%
12/31/2017                     1.05                   0                   0               1.25%               23.1%
12/31/2016                     0.85                   0                   0               1.25%               -5.4%
12/31/2015                     0.90                   0                   0               1.25%               -9.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -15.8%
12/31/2017                     1.06                   0                   0               1.00%               23.4%
12/31/2016                     0.86                   0                   0               1.00%               -5.1%
12/31/2015                     0.90                   0                   0               1.00%               -9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.75%              -15.6%
12/31/2017                     1.06                   0                   0               0.75%               23.7%
12/31/2016                     0.86                   0                   0               0.75%               -4.9%
12/31/2015                     0.90                   0                   0               0.75%               -9.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -15.4%
12/31/2017                     1.07                   0                   0               0.50%               24.0%
12/31/2016                     0.86                   0                   0               0.50%               -4.7%
12/31/2015                     0.91                   0                   0               0.50%               -9.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -15.2%
12/31/2017                     1.08                   0                   0               0.25%               24.3%
12/31/2016                     0.87                   0                   0               0.25%               -4.4%
12/31/2015                     0.91                   0                   0               0.25%               -9.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -15.0%
12/31/2017                     1.08                   0                   0               0.00%               24.6%
12/31/2016                     0.87                   0                   0               0.00%               -4.2%
12/31/2015                     0.91                   0                   0               0.00%               -9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             AQR LARGE CAP MULTI-STYLE FUND N CLASS - 00203H495

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        25,201   $        25,713            1,730
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $        25,199
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       25,199          23,263  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       25,199          23,263
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            356
Mortality & expense charges                                                           (1,180)
                                                                            -----------------
Net investment income (loss)                                                            (824)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,510
Realized gain distributions                                                            1,394
Net change in unrealized appreciation (depreciation)                                 (21,047)
                                                                            -----------------
Net gain (loss)                                                                       (5,143)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (5,967)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (824)  $           (118)
Net realized gain (loss)                                           14,510                167
Realized gain distributions                                         1,394                972
Net change in unrealized appreciation (depreciation)              (21,047)            16,742
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,967)            17,763
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            5,170              5,104
Cost of units redeemed                                            (73,441)              (148)
Account charges                                                        (1)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                               (68,272)             4,954
                                                         -----------------  -----------------
Net increase (decrease)                                           (74,239)            22,717
Net assets, beginning                                              99,438             76,721
                                                         -----------------  -----------------
Net assets, ending                                       $         25,199   $         99,438
                                                         =================  =================

Units sold                                                          4,143              4,605
Units redeemed                                                    (61,471)              (128)
                                                         -----------------  -----------------
Net increase (decrease)                                           (57,328)             4,477
Units outstanding, beginning                                       80,591             76,114
                                                         -----------------  -----------------
Units outstanding, ending                                          23,263             80,591
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         82,658
Cost of units redeemed/account charges                                               (73,593)
Net investment income (loss)                                                            (403)
Net realized gain (loss)                                                              14,683
Realized gain distributions                                                            2,366
Net change in unrealized appreciation (depreciation)                                    (512)
                                                                            -----------------
Net assets                                                                  $         25,199
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                  23  $               25               1.25%              -12.2%
12/31/2017                     1.23                  81                  99               1.25%               22.4%
12/31/2016                     1.01                  76                  77               1.25%                5.5%
12/31/2015                     0.96                   0                   0               1.25%               -4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%              -12.0%
12/31/2017                     1.24                   0                   0               1.00%               22.7%
12/31/2016                     1.01                   0                   0               1.00%                5.8%
12/31/2015                     0.96                   0                   0               1.00%               -4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%              -11.8%
12/31/2017                     1.25                   0                   0               0.75%               23.0%
12/31/2016                     1.02                   0                   0               0.75%                6.1%
12/31/2015                     0.96                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -11.5%
12/31/2017                     1.26                   0                   0               0.50%               23.3%
12/31/2016                     1.02                   0                   0               0.50%                6.3%
12/31/2015                     0.96                   0                   0               0.50%               -4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -11.3%
12/31/2017                     1.27                   0                   0               0.25%               23.6%
12/31/2016                     1.02                   0                   0               0.25%                6.6%
12/31/2015                     0.96                   0                   0               0.25%               -3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%              -11.1%
12/31/2017                     1.27                   0                   0               0.00%               23.9%
12/31/2016                     1.03                   0                   0               0.00%                6.9%
12/31/2015                     0.96                   0                   0               0.00%               -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        1.1%
    2016        2.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       AQR SMALL CAP MULTI-STYLE FUND N CLASS - 00203H479 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%              -15.3%
12/31/2017                     1.19                   0                   0               1.25%                7.7%
12/31/2016                     1.11                   0                   0               1.25%               20.6%
12/31/2015                     0.92                   0                   0               1.25%               -8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -15.1%
12/31/2017                     1.20                   0                   0               1.00%                8.0%
12/31/2016                     1.11                   0                   0               1.00%               20.9%
12/31/2015                     0.92                   0                   0               1.00%               -8.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -14.9%
12/31/2017                     1.21                   0                   0               0.75%                8.3%
12/31/2016                     1.11                   0                   0               0.75%               21.2%
12/31/2015                     0.92                   0                   0               0.75%               -8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -14.7%
12/31/2017                     1.21                   0                   0               0.50%                8.5%
12/31/2016                     1.12                   0                   0               0.50%               21.5%
12/31/2015                     0.92                   0                   0               0.50%               -7.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -14.5%
12/31/2017                     1.22                   0                   0               0.25%                8.8%
12/31/2016                     1.12                   0                   0               0.25%               21.8%
12/31/2015                     0.92                   0                   0               0.25%               -7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -14.2%
12/31/2017                     1.23                   0                   0               0.00%                9.1%
12/31/2016                     1.13                   0                   0               0.00%               22.1%
12/31/2015                     0.92                   0                   0               0.00%               -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ARIEL APPRECIATION FUND INVESTOR CLASS - 040337206

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        108,862  $       137,059            2,819
                                                       ===============  ===============
Receivables: investments sold                   1,539
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        110,401
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       110,401          46,385  $         2.38
Band 100                                        --              --            2.47
Band 75                                         --              --            2.57
Band 50                                         --              --            2.67
Band 25                                         --              --            2.77
Band 0                                          --              --            2.93
                                   ---------------  --------------
 Total                             $       110,401          46,385
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,182
Mortality & expense charges                                                             (4,219)
                                                                              -----------------
Net investment income (loss)                                                            (3,037)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (9,863)
Realized gain distributions                                                              6,345
Net change in unrealized appreciation (depreciation)                                    (6,532)
                                                                              -----------------
Net gain (loss)                                                                        (10,050)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (13,087)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,037)  $         (3,023)
Net realized gain (loss)                                           (9,863)               701
Realized gain distributions                                         6,345             72,105
Net change in unrealized appreciation (depreciation)               (6,532)            24,078
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,087)            93,861
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           45,188             62,280
Cost of units redeemed                                           (615,542)          (237,872)
Account charges                                                      (288)              (472)
                                                         -----------------  -----------------
Increase (decrease)                                              (570,642)          (176,064)
                                                         -----------------  -----------------
Net increase (decrease)                                          (583,729)           (82,203)
Net assets, beginning                                             694,130            776,333
                                                         -----------------  -----------------
Net assets, ending                                       $        110,401   $        694,130
                                                         =================  =================

Units sold                                                         17,025             23,676
Units redeemed                                                   (218,342)           (90,889)
                                                         -----------------  -----------------
Net increase (decrease)                                          (201,317)           (67,213)
Units outstanding, beginning                                      247,702            314,915
                                                         -----------------  -----------------
Units outstanding, ending                                          46,385            247,702
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,752,615
Cost of units redeemed/account charges                                            (7,633,387)
Net investment income (loss)                                                        (122,886)
Net realized gain (loss)                                                              18,235
Realized gain distributions                                                        1,124,021
Net change in unrealized appreciation (depreciation)                                 (28,197)
                                                                            -----------------
Net assets                                                                  $        110,401
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                  46  $              110               1.25%              -15.1%
12/31/2017                     2.80                 248                 694               1.25%               13.7%
12/31/2016                     2.47                 315                 776               1.25%               11.3%
12/31/2015                     2.22                 722               1,600               1.25%               -7.4%
12/31/2014                     2.39                 938               2,244               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               1.00%              -14.9%
12/31/2017                     2.90                   0                   0               1.00%               14.0%
12/31/2016                     2.55                   0                   0               1.00%               11.5%
12/31/2015                     2.28                   0                   0               1.00%               -7.2%
12/31/2014                     2.46                   0                   0               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               0.75%              -14.6%
12/31/2017                     3.01                   0                   0               0.75%               14.2%
12/31/2016                     2.63                   0                   0               0.75%               11.8%
12/31/2015                     2.36                   0                   0               0.75%               -6.9%
12/31/2014                     2.53                   0                   0               0.75%                7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.67                   0  $                0               0.50%              -14.4%
12/31/2017                     3.12                   0                   0               0.50%               14.5%
12/31/2016                     2.72                   0                   0               0.50%               12.1%
12/31/2015                     2.43                   0                   0               0.50%               -6.7%
12/31/2014                     2.60                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.77                   0  $                0               0.25%              -14.2%
12/31/2017                     3.23                   0                   0               0.25%               14.8%
12/31/2016                     2.81                   0                   0               0.25%               12.4%
12/31/2015                     2.50                   0                   0               0.25%               -6.5%
12/31/2014                     2.68                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.93                   0  $                0               0.00%              -14.0%
12/31/2017                     3.40                   0                   0               0.00%               15.1%
12/31/2016                     2.96                   0                   0               0.00%               12.7%
12/31/2015                     2.63                 117                 306               0.00%               -6.2%
12/31/2014                     2.80                  89                 250               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.8%
    2016        0.4%
    2015        0.9%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    ARIEL FUND INVESTOR CLASS - 040337107

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       349,449  $        445,547            6,316
                                                      ================  ===============
Receivables: investments sold                    371
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       349,820
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       349,820         145,601  $         2.40
Band 100                                        --              --            2.50
Band 75                                         --              --            2.59
Band 50                                         --              --            2.69
Band 25                                         --              --            2.80
Band 0                                          --              --            2.96
                                   ---------------  --------------
 Total                             $       349,820         145,601
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          3,684
Mortality & expense charges                                                           (3,973)
                                                                            -----------------
Net investment income (loss)                                                            (289)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,675
Realized gain distributions                                                           29,615
Net change in unrealized appreciation (depreciation)                                (115,310)
                                                                            -----------------
Net gain (loss)                                                                      (62,020)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (62,309)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (289)  $         (8,543)
Net realized gain (loss)                                           23,675            130,779
Realized gain distributions                                        29,615             39,905
Net change in unrealized appreciation (depreciation)             (115,310)           (49,797)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (62,309)           112,344
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          374,322            123,578
Cost of units redeemed                                           (191,781)          (895,038)
Account charges                                                      (204)              (257)
                                                         -----------------  -----------------
Increase (decrease)                                               182,337           (771,717)
                                                         -----------------  -----------------
Net increase (decrease)                                           120,028           (659,373)
Net assets, beginning                                             229,792            889,165
                                                         -----------------  -----------------
Net assets, ending                                       $        349,820   $        229,792
                                                         =================  =================

Units sold                                                        129,927             47,756
Units redeemed                                                    (65,861)          (327,294)
                                                         -----------------  -----------------
Net increase (decrease)                                            64,066           (279,538)
Units outstanding, beginning                                       81,535            361,073
                                                         -----------------  -----------------
Units outstanding, ending                                         145,601             81,535
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,584,998
Cost of units redeemed/account charges                                           (6,128,809)
Net investment income (loss)                                                       (133,791)
Net realized gain (loss)                                                            337,948
Realized gain distributions                                                         785,572
Net change in unrealized appreciation (depreciation)                                (96,098)
                                                                            ----------------
Net assets                                                                  $       349,820
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                 146  $              350               1.25%              -14.8%
12/31/2017                     2.82                  82                 230               1.25%               14.4%
12/31/2016                     2.46                 361                 889               1.25%               14.1%
12/31/2015                     2.16                 514               1,108               1.25%               -5.3%
12/31/2014                     2.28                 517               1,178               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   0  $                0               1.00%              -14.5%
12/31/2017                     2.92                   0                   0               1.00%               14.7%
12/31/2016                     2.55                   0                   0               1.00%               14.4%
12/31/2015                     2.22                   0                   0               1.00%               -5.1%
12/31/2014                     2.34                   0                   0               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                   0  $                0               0.75%              -14.3%
12/31/2017                     3.03                   0                   0               0.75%               15.0%
12/31/2016                     2.63                   0                   0               0.75%               14.7%
12/31/2015                     2.29                   0                   0               0.75%               -4.8%
12/31/2014                     2.41                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                   0  $                0               0.50%              -14.1%
12/31/2017                     3.14                   0                   0               0.50%               15.3%
12/31/2016                     2.72                   0                   0               0.50%               15.0%
12/31/2015                     2.37                   0                   0               0.50%               -4.6%
12/31/2014                     2.48                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.25%              -13.9%
12/31/2017                     3.25                   0                   0               0.25%               15.6%
12/31/2016                     2.81                   0                   0               0.25%               15.3%
12/31/2015                     2.44                   0                   0               0.25%               -4.3%
12/31/2014                     2.55                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.96                   0  $                0               0.00%              -13.7%
12/31/2017                     3.42                   0                   0               0.00%               15.9%
12/31/2016                     2.95                   0                   0               0.00%               15.6%
12/31/2015                     2.56                   0                   0               0.00%               -4.1%
12/31/2014                     2.67                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.3%
    2016        0.3%
    2015        0.7%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             ARIEL INTERNATIONAL FUND INVESTOR CLASS - 040337883

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       141,463  $        156,123           11,335
                                                      ================  ===============
Receivables: investments sold                    632
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       142,095
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       142,095         139,525  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       142,095         139,525
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           1,319
Mortality & expense charges                                                                (445)
                                                                              ------------------
Net investment income (loss)                                                                874
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (20)
Realized gain distributions                                                                 321
Net change in unrealized appreciation (depreciation)                                    (14,660)
                                                                              ------------------
Net gain (loss)                                                                         (14,359)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (13,485)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            874   $             --
Net realized gain (loss)                                              (20)                --
Realized gain distributions                                           321                 --
Net change in unrealized appreciation (depreciation)              (14,660)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (13,485)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          155,580                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               155,580                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           142,095                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        142,095   $             --
                                                         =================  ================

Units sold                                                        139,525                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           139,525                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         139,525                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         155,580
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                                874
Net realized gain (loss)                                                                    (20)
Realized gain distributions                                                                 321
Net change in unrealized appreciation (depreciation)                                    (14,660)
                                                                              ------------------
Net assets                                                                    $         142,095
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 140  $              142               1.25%              -10.9%
12/31/2017                     1.14                   0                   0               1.25%               14.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -10.7%
12/31/2017                     1.15                   0                   0               1.00%               15.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -10.5%
12/31/2017                     1.15                   0                   0               0.75%               15.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -10.3%
12/31/2017                     1.16                   0                   0               0.50%               15.8%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -10.0%
12/31/2017                     1.16                   0                   0               0.25%               16.1%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -9.8%
12/31/2017                     1.17                   0                   0               0.00%               16.3%
12/31/2016                     1.00                   0                   0               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                      AVE MARIA VALUE FUND - 808530208

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        18,573  $        22,976             1,080
                                                       ===============   ===============
Receivables: investments sold                       5
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        18,578
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,578          19,169  $          0.97
Band 100                                        --              --             0.98
Band 75                                         --              --             0.99
Band 50                                         --              --             1.00
Band 25                                         --              --             1.01
Band 0                                          --              --             1.03
                                    --------------  --------------
 Total                              $       18,578          19,169
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             --
Mortality & expense charges                                                                (170)
                                                                               -----------------
Net investment income (loss)                                                               (170)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                               1,793
Net change in unrealized appreciation (depreciation)                                     (4,318)
                                                                               -----------------
Net gain (loss)                                                                          (2,523)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $         (2,693)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (170)  $         (2,052)
Net realized gain (loss)                                                2             14,179
Realized gain distributions                                         1,793                601
Net change in unrealized appreciation (depreciation)               (4,318)             6,753
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,693)            19,481
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,001              7,781
Cost of units redeemed                                                 --           (219,150)
Account charges                                                        --                (90)
                                                         -----------------  -----------------
Increase (decrease)                                                13,001           (211,459)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,308           (191,978)
Net assets, beginning                                               8,270            200,248
                                                         -----------------  -----------------
Net assets, ending                                       $         18,578   $          8,270
                                                         =================  =================

Units sold                                                         11,480              7,693
Units redeemed                                                         --           (216,480)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,480           (208,787)
Units outstanding, beginning                                        7,689            216,476
                                                         -----------------  -----------------
Units outstanding, ending                                          19,169              7,689
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        300,410
Cost of units redeemed/account charges                                               (284,024)
Net investment income (loss)                                                           (7,003)
Net realized gain (loss)                                                                  730
Realized gain distributions                                                            12,868
Net change in unrealized appreciation (depreciation)                                   (4,403)
                                                                             -----------------
Net assets                                                                   $         18,578
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                  19  $               19               1.25%               -9.9%
12/31/2017                     1.08                   8                   8               1.25%               16.3%
12/31/2016                     0.93                 216                 200               1.25%               15.0%
12/31/2015                     0.80                 263                 211               1.25%              -18.7%
12/31/2014                     0.99                 123                 122               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -9.7%
12/31/2017                     1.09                   0                   0               1.00%               16.6%
12/31/2016                     0.93                   0                   0               1.00%               15.3%
12/31/2015                     0.81                   0                   0               1.00%              -18.5%
12/31/2014                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -9.4%
12/31/2017                     1.09                   0                   0               0.75%               16.9%
12/31/2016                     0.94                   0                   0               0.75%               15.6%
12/31/2015                     0.81                   0                   0               0.75%              -18.3%
12/31/2014                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -9.2%
12/31/2017                     1.10                   0                   0               0.50%               17.1%
12/31/2016                     0.94                   0                   0               0.50%               15.9%
12/31/2015                     0.81                   0                   0               0.50%              -18.1%
12/31/2014                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -9.0%
12/31/2017                     1.11                   0                   0               0.25%               17.4%
12/31/2016                     0.95                   0                   0               0.25%               16.2%
12/31/2015                     0.82                   0                   0               0.25%              -17.9%
12/31/2014                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -8.7%
12/31/2017                     1.12                   0                   0               0.00%               17.7%
12/31/2016                     0.95                   0                   0               0.00%               16.4%
12/31/2015                     0.82                   0                   0               0.00%              -17.7%
12/31/2014                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                      AVE MARIA GROWTH FUND - 808530307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      110,370   $       124,245            3,915
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (761)
                                     ---------------
Net assets                           $      109,609
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       109,609          78,789  $         1.39
Band 100                                        --              --            1.41
Band 75                                         --              --            1.42
Band 50                                         --              --            1.44
Band 25                                         --              --            1.46
Band 0                                          --              --            1.47
                                   ---------------  --------------
 Total                             $       109,609          78,789
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            205
Mortality & expense charges                                                            (1,136)
                                                                             -----------------
Net investment income (loss)                                                             (931)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  204
Realized gain distributions                                                             7,210
Net change in unrealized appreciation (depreciation)                                  (14,325)
                                                                             -----------------
Net gain (loss)                                                                        (6,911)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (7,842)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (931)  $         (3,001)
Net realized gain (loss)                                              204             30,890
Realized gain distributions                                         7,210              3,328
Net change in unrealized appreciation (depreciation)              (14,325)            21,213
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (7,842)            52,430
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           82,717             90,980
Cost of units redeemed                                             (3,153)          (339,104)
Account charges                                                        --               (196)
                                                         -----------------  -----------------
Increase (decrease)                                                79,564           (248,320)
                                                         -----------------  -----------------
Net increase (decrease)                                            71,722           (195,890)
Net assets, beginning                                              37,887            233,777
                                                         -----------------  -----------------
Net assets, ending                                       $        109,609   $         37,887
                                                         =================  =================

Units sold                                                         54,583             72,938
Units redeemed                                                     (2,203)          (251,499)
                                                         -----------------  -----------------
Net increase (decrease)                                            52,380           (178,561)
Units outstanding, beginning                                       26,409            204,970
                                                         -----------------  -----------------
Units outstanding, ending                                          78,789             26,409
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        426,983
Cost of units redeemed/account charges                                              (383,414)
Net investment income (loss)                                                          (8,533)
Net realized gain (loss)                                                              27,051
Realized gain distributions                                                           61,397
Net change in unrealized appreciation (depreciation)                                 (13,875)
                                                                            -----------------
Net assets                                                                  $        109,609
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                  79  $              110               1.25%               -3.0%
12/31/2017                     1.43                  26                  38               1.25%               25.8%
12/31/2016                     1.14                 205                 234               1.25%               10.7%
12/31/2015                     1.03                 178                 183               1.25%               -3.9%
12/31/2014                     1.07                 154                 166               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               1.00%               -2.8%
12/31/2017                     1.45                   0                   0               1.00%               26.1%
12/31/2016                     1.15                   0                   0               1.00%               11.0%
12/31/2015                     1.03                   0                   0               1.00%               -3.7%
12/31/2014                     1.07                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.75%               -2.5%
12/31/2017                     1.46                   0                   0               0.75%               26.4%
12/31/2016                     1.15                   0                   0               0.75%               11.2%
12/31/2015                     1.04                   0                   0               0.75%               -3.4%
12/31/2014                     1.08                   0                   0               0.75%                7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.50%               -2.3%
12/31/2017                     1.47                   0                   0               0.50%               26.7%
12/31/2016                     1.16                   0                   0               0.50%               11.5%
12/31/2015                     1.04                   0                   0               0.50%               -3.2%
12/31/2014                     1.08                   0                   0               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.25%               -2.1%
12/31/2017                     1.49                   0                   0               0.25%               27.0%
12/31/2016                     1.17                   0                   0               0.25%               11.8%
12/31/2015                     1.05                   0                   0               0.25%               -2.9%
12/31/2014                     1.08                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.00%               -1.8%
12/31/2017                     1.50                   0                   0               0.00%               27.4%
12/31/2016                     1.18                   0                   0               0.00%               12.1%
12/31/2015                     1.05                   0                   0               0.00%               -2.7%
12/31/2014                     1.08                   0                   0               0.00%                7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.0%
    2016        0.1%
    2015        0.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 AVE MARIA RISING DIVIDEND FUND - 808530604

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        167,158  $       187,254           10,559
                                                       ===============  ===============
Receivables: investments sold                      18
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        167,176
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       167,176         142,598  $         1.17
Band 100                                        --              --            1.19
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.23
Band 0                                          --              --            1.24
                                   ---------------  --------------
 Total                             $       167,176         142,598
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,328
Mortality & expense charges                                                            (2,178)
                                                                             -----------------
Net investment income (loss)                                                              150
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,550
Realized gain distributions                                                            14,170
Net change in unrealized appreciation (depreciation)                                  (28,135)
                                                                             -----------------
Net gain (loss)                                                                       (12,415)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (12,265)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            150   $           (849)
Net realized gain (loss)                                            1,550             15,980
Realized gain distributions                                        14,170              8,272
Net change in unrealized appreciation (depreciation)              (28,135)            35,309
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (12,265)            58,712
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           51,232            196,447
Cost of units redeemed                                            (38,590)          (523,816)
Account charges                                                        --               (200)
                                                         -----------------  -----------------
Increase (decrease)                                                12,642           (327,569)
                                                         -----------------  -----------------
Net increase (decrease)                                               377           (268,857)
Net assets, beginning                                             166,799            435,656
                                                         -----------------  -----------------
Net assets, ending                                       $        167,176   $        166,799
                                                         =================  =================

Units sold                                                         40,273            175,061
Units redeemed                                                    (31,424)          (444,361)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,849           (269,300)
Units outstanding, beginning                                      133,749            403,049
                                                         -----------------  -----------------
Units outstanding, ending                                         142,598            133,749
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        743,902
Cost of units redeemed/account charges                                               (653,090)
Net investment income (loss)                                                            1,901
Net realized gain (loss)                                                                8,758
Realized gain distributions                                                            85,801
Net change in unrealized appreciation (depreciation)                                  (20,096)
                                                                             -----------------
Net assets                                                                   $        167,176
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                 143  $              167               1.25%               -6.0%
12/31/2017                     1.25                 134                 167               1.25%               15.4%
12/31/2016                     1.08                 403                 436               1.25%               13.9%
12/31/2015                     0.95                 371                 352               1.25%               -7.1%
12/31/2014                     1.02                 330                 336               1.25%                2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               1.00%               -5.8%
12/31/2017                     1.26                   0                   0               1.00%               15.7%
12/31/2016                     1.09                   0                   0               1.00%               14.2%
12/31/2015                     0.95                   0                   0               1.00%               -6.8%
12/31/2014                     1.02                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.75%               -5.5%
12/31/2017                     1.27                   0                   0               0.75%               16.0%
12/31/2016                     1.09                   0                   0               0.75%               14.5%
12/31/2015                     0.96                   0                   0               0.75%               -6.6%
12/31/2014                     1.02                   0                   0               0.75%                2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -5.3%
12/31/2017                     1.28                   0                   0               0.50%               16.2%
12/31/2016                     1.10                   0                   0               0.50%               14.8%
12/31/2015                     0.96                   0                   0               0.50%               -6.4%
12/31/2014                     1.02                   0                   0               0.50%                2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -5.0%
12/31/2017                     1.29                   0                   0               0.25%               16.5%
12/31/2016                     1.11                   0                   0               0.25%               15.0%
12/31/2015                     0.96                   0                   0               0.25%               -6.1%
12/31/2014                     1.03                   0                   0               0.25%                2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.00%               -4.8%
12/31/2017                     1.30                   0                   0               0.00%               16.8%
12/31/2016                     1.12                   0                   0               0.00%               15.3%
12/31/2015                     0.97                   0                   0               0.00%               -5.9%
12/31/2014                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.6%
    2016        1.6%
    2015        1.4%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   AVE MARIA WORLD EQUITY FUND - 808530802

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        12,768  $        14,343               974
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        12,769
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       12,769          12,600  $          1.01
Band 100                                        --              --             1.02
Band 75                                         --              --             1.04
Band 50                                         --              --             1.05
Band 25                                         --              --             1.06
Band 0                                          --              --             1.07
                                    --------------  --------------
 Total                              $       12,769          12,600
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $            135
Mortality & expense charges                                                                (132)
                                                                               -----------------
Net investment income (loss)                                                                  3
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      4
Realized gain distributions                                                                 448
Net change in unrealized appreciation (depreciation)                                     (1,825)
                                                                               -----------------
Net gain (loss)                                                                          (1,373)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $         (1,370)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $              3   $           (672)
Net realized gain (loss)                                                 4              6,125
Realized gain distributions                                            448                160
Net change in unrealized appreciation (depreciation)                (1,825)             2,973
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,370)             8,586
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             7,764              4,286
Cost of units redeemed                                                  --            (70,747)
Account charges                                                         (4)               (29)
                                                          -----------------  -----------------
Increase (decrease)                                                  7,760            (66,490)
                                                          -----------------  -----------------
Net increase (decrease)                                              6,390            (57,904)
Net assets, beginning                                                6,379             64,283
                                                          -----------------  -----------------
Net assets, ending                                        $         12,769   $          6,379
                                                          =================  =================

Units sold                                                           6,939              3,941
Units redeemed                                                          (4)           (64,734)
                                                          -----------------  -----------------
Net increase (decrease)                                              6,935            (60,793)
Units outstanding, beginning                                         5,665             66,458
                                                          -----------------  -----------------
Units outstanding, ending                                           12,600              5,665
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         98,280
Cost of units redeemed/account charges                                                (91,811)
Net investment income (loss)                                                           (1,667)
Net realized gain (loss)                                                                3,516
Realized gain distributions                                                             6,026
Net change in unrealized appreciation (depreciation)                                   (1,575)
                                                                             -----------------
Net assets                                                                   $         12,769
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                  13  $               13               1.25%              -10.0%
12/31/2017                     1.13                   6                   6               1.25%               16.4%
12/31/2016                     0.97                  66                  64               1.25%                7.4%
12/31/2015                     0.90                  83                  75               1.25%               -6.0%
12/31/2014                     0.96                  72                  69               1.25%               -4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -9.8%
12/31/2017                     1.14                   0                   0               1.00%               16.7%
12/31/2016                     0.97                   0                   0               1.00%                7.6%
12/31/2015                     0.90                   0                   0               1.00%               -5.7%
12/31/2014                     0.96                   0                   0               1.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -9.6%
12/31/2017                     1.15                   0                   0               0.75%               17.0%
12/31/2016                     0.98                   0                   0               0.75%                7.9%
12/31/2015                     0.91                   0                   0               0.75%               -5.5%
12/31/2014                     0.96                   0                   0               0.75%               -4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -9.3%
12/31/2017                     1.16                   0                   0               0.50%               17.3%
12/31/2016                     0.99                   0                   0               0.50%                8.2%
12/31/2015                     0.91                   0                   0               0.50%               -5.3%
12/31/2014                     0.96                   0                   0               0.50%               -3.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -9.1%
12/31/2017                     1.17                   0                   0               0.25%               17.6%
12/31/2016                     0.99                   0                   0               0.25%                8.4%
12/31/2015                     0.91                   0                   0               0.25%               -5.0%
12/31/2014                     0.96                   0                   0               0.25%               -3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -8.9%
12/31/2017                     1.18                   0                   0               0.00%               17.9%
12/31/2016                     1.00                   0                   0               0.00%                8.7%
12/31/2015                     0.92                   0                   0               0.00%               -4.8%
12/31/2014                     0.96                   0                   0               0.00%               -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.1%
    2016        0.4%
    2015        0.6%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BARON EMERGING MARKETS FUND R6 CLASS - 06828M819 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      BLACKROCK GLOBAL ALLOCATION FUND INSTITUTIONAL CLASS - 09251T509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,390,407   $     1,571,613           79,908
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,931)
                                     ----------------
Net assets                           $     1,388,476
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,388,476         855,124  $          1.62
Band 100                                        --              --             1.66
Band 75                                         --              --             1.70
Band 50                                         --              --             1.75
Band 25                                         --              --             1.79
Band 0                                          --              --             1.83
                                    --------------  --------------
 Total                              $    1,388,476         855,124
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         12,776
Mortality & expense charges                                                            (20,269)
                                                                              -----------------
Net investment income (loss)                                                            (7,493)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,157)
Realized gain distributions                                                             60,493
Net change in unrealized appreciation (depreciation)                                  (181,273)
                                                                              -----------------
Net gain (loss)                                                                       (121,937)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (129,430)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,493)  $        (11,054)
Net realized gain (loss)                                           (1,157)            18,105
Realized gain distributions                                        60,493             67,492
Net change in unrealized appreciation (depreciation)             (181,273)           272,496
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (129,430)           347,039
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          193,286            674,099
Cost of units redeemed                                           (669,190)        (2,046,603)
Account charges                                                    (1,037)            (1,785)
                                                         -----------------  -----------------
Increase (decrease)                                              (476,941)        (1,374,289)
                                                         -----------------  -----------------
Net increase (decrease)                                          (606,371)        (1,027,250)
Net assets, beginning                                           1,994,847          3,022,097
                                                         -----------------  -----------------
Net assets, ending                                       $      1,388,476   $      1,994,847
                                                         =================  =================

Units sold                                                        109,934            398,911
Units redeemed                                                   (378,640)        (1,185,319)
                                                         -----------------  -----------------
Net increase (decrease)                                          (268,706)          (786,408)
Units outstanding, beginning                                    1,123,830          1,910,238
                                                         -----------------  -----------------
Units outstanding, ending                                         855,124          1,123,830
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018


Proceeds from units sold                                                    $      5,369,007
Cost of units redeemed/account charges                                            (4,451,943)
Net investment income (loss)                                                          28,690
Net realized gain (loss)                                                              19,148
Realized gain distributions                                                          604,780
Net change in unrealized appreciation (depreciation)                                (181,206)
                                                                            -----------------
Net assets                                                                  $      1,388,476
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                 855  $            1,388               1.25%               -8.5%
12/31/2017                     1.78               1,124               1,995               1.25%               12.2%
12/31/2016                     1.58               1,910               3,022               1.25%                2.8%
12/31/2015                     1.54               1,762               2,712               1.25%               -2.1%
12/31/2014                     1.57               1,622               2,549               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               1.00%               -8.3%
12/31/2017                     1.81                   0                   0               1.00%               12.5%
12/31/2016                     1.61                   0                   0               1.00%                3.1%
12/31/2015                     1.56                   0                   0               1.00%               -1.8%
12/31/2014                     1.59                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.75%               -8.1%
12/31/2017                     1.85                   0                   0               0.75%               12.8%
12/31/2016                     1.64                   0                   0               0.75%                3.3%
12/31/2015                     1.59                   0                   0               0.75%               -1.6%
12/31/2014                     1.62                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.50%               -7.8%
12/31/2017                     1.89                   0                   0               0.50%               13.0%
12/31/2016                     1.68                   0                   0               0.50%                3.6%
12/31/2015                     1.62                   0                   0               0.50%               -1.3%
12/31/2014                     1.64                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%               -7.6%
12/31/2017                     1.94                   0                   0               0.25%               13.3%
12/31/2016                     1.71                   0                   0               0.25%                3.8%
12/31/2015                     1.65                   0                   0               0.25%               -1.1%
12/31/2014                     1.66                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%               -7.4%
12/31/2017                     1.98                   0                   0               0.00%               13.6%
12/31/2016                     1.74                   0                   0               0.00%                4.1%
12/31/2015                     1.67                   0                   0               0.00%               -0.8%
12/31/2014                     1.69                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.0%
    2016        1.3%
    2015        1.3%
    2014        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             BLACKROCK GNMA PORTFOLIO SERVICE CLASS - 09260B671

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       702,609  $        739,326           76,653
                                                      ================  ===============
Receivables: investments sold                    398
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       703,007
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       703,007         707,405  $         0.99
Band 100                                        --              --            1.01
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.06
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       703,007         707,405
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         34,019
Mortality & expense charges                                                           (12,860)
                                                                             -----------------
Net investment income (loss)                                                           21,159
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (40,320)
Realized gain distributions                                                             1,295
Net change in unrealized appreciation (depreciation)                                    2,735
                                                                             -----------------
Net gain (loss)                                                                       (36,290)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (15,131)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         21,159   $         19,298
Net realized gain (loss)                                           (40,320)            (3,787)
Realized gain distributions                                          1,295                446
Net change in unrealized appreciation (depreciation)                 2,735            (17,481)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (15,131)            (1,524)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           145,176            312,074
Cost of units redeemed                                            (663,604)          (161,252)
Account charges                                                       (697)              (790)
                                                          -----------------  -----------------
Increase (decrease)                                               (519,125)           150,032
                                                          -----------------  -----------------
Net increase (decrease)                                           (534,256)           148,508
Net assets, beginning                                            1,237,263          1,088,755
                                                          -----------------  -----------------
Net assets, ending                                        $        703,007   $      1,237,263
                                                          =================  =================

Units sold                                                         146,913            310,377
Units redeemed                                                    (670,271)          (161,206)
                                                          -----------------  -----------------
Net increase (decrease)                                           (523,358)           149,171
Units outstanding, beginning                                     1,230,763          1,081,592
                                                          -----------------  -----------------
Units outstanding, ending                                          707,405          1,230,763
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,325,525
Cost of units redeemed/account charges                                             (2,626,745)
Net investment income (loss)                                                           69,645
Net realized gain (loss)                                                              (30,442)
Realized gain distributions                                                             1,741
Net change in unrealized appreciation (depreciation)                                  (36,717)
                                                                             -----------------
Net assets                                                                   $        703,007
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 707  $              703               1.25%               -1.1%
12/31/2017                     1.01               1,231               1,237               1.25%               -0.1%
12/31/2016                     1.01               1,082               1,089               1.25%                0.0%
12/31/2015                     1.01                 918                 924               1.25%               -0.6%
12/31/2014                     1.01                 985                 997               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -0.9%
12/31/2017                     1.02                   0                   0               1.00%                0.1%
12/31/2016                     1.02                   0                   0               1.00%                0.3%
12/31/2015                     1.02                   0                   0               1.00%               -0.3%
12/31/2014                     1.02                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -0.6%
12/31/2017                     1.03                   0                   0               0.75%                0.4%
12/31/2016                     1.03                   0                   0               0.75%                0.5%
12/31/2015                     1.02                   0                   0               0.75%               -0.1%
12/31/2014                     1.03                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -0.4%
12/31/2017                     1.05                   0                   0               0.50%                0.6%
12/31/2016                     1.04                   0                   0               0.50%                0.8%
12/31/2015                     1.03                   0                   0               0.50%                0.2%
12/31/2014                     1.03                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -0.1%
12/31/2017                     1.06                   0                   0               0.25%                0.9%
12/31/2016                     1.05                   0                   0               0.25%                1.0%
12/31/2015                     1.04                   0                   0               0.25%                0.4%
12/31/2014                     1.04                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%                0.1%
12/31/2017                     1.08                   0                   0               0.00%                1.1%
12/31/2016                     1.07                   0                   0               0.00%                1.3%
12/31/2015                     1.05                   0                   0               0.00%                0.7%
12/31/2014                     1.05                   0                   0               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        2.9%
    2016        2.6%
    2015        2.2%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       BLACKROCK EQUITY DIVIDEND FUND INSTITUTIONAL CLASS - 09251M504

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      731,311   $       892,248           39,107
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (167)
                                     ---------------
Net assets                           $      731,144
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       731,144         425,103  $         1.72
Band 100                                        --              --            1.75
Band 75                                         --              --            1.78
Band 50                                         --              --            1.81
Band 25                                         --              --            1.84
Band 0                                          --              --            1.87
                                   ---------------  --------------
 Total                             $       731,144         425,103
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         15,836
Mortality & expense charges                                                            (10,536)
                                                                              -----------------
Net investment income (loss)                                                             5,300
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,953)
Realized gain distributions                                                             78,529
Net change in unrealized appreciation (depreciation)                                  (138,004)
                                                                              -----------------
Net gain (loss)                                                                        (67,428)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (62,128)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,300   $           5,120
Net realized gain (loss)                                            (7,953)             (1,860)
Realized gain distributions                                         78,529             128,119
Net change in unrealized appreciation (depreciation)              (138,004)             13,257
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (62,128)            144,636
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            75,559              74,856
Cost of units redeemed                                            (366,011)            (60,507)
Account charges                                                       (817)               (647)
                                                          -----------------  ------------------
Increase (decrease)                                               (291,269)             13,702
                                                          -----------------  ------------------
Net increase (decrease)                                           (353,397)            158,338
Net assets, beginning                                            1,084,541             926,203
                                                          -----------------  ------------------
Net assets, ending                                        $        731,144   $       1,084,541
                                                          =================  ==================

Units sold                                                          42,398              43,744
Units redeemed                                                    (195,341)            (34,941)
                                                          -----------------  ------------------
Net increase (decrease)                                           (152,943)              8,803
Units outstanding, beginning                                       578,046             569,243
                                                          -----------------  ------------------
Units outstanding, ending                                          425,103             578,046
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    19,760,061
Cost of units redeemed/account charges                                          (19,986,636)
Net investment income (loss)                                                         95,004
Net realized gain (loss)                                                            286,547
Realized gain distributions                                                         737,105
Net change in unrealized appreciation (depreciation)                               (160,937)
                                                                            ----------------
Net assets                                                                  $       731,144
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                 425  $              731               1.25%               -8.3%
12/31/2017                     1.88                 578               1,085               1.25%               15.3%
12/31/2016                     1.63                 569                 926               1.25%               14.8%
12/31/2015                     1.42                 678                 962               1.25%               -1.3%
12/31/2014                     1.44               5,732               8,237               1.25%                8.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               1.00%               -8.1%
12/31/2017                     1.90                   0                   0               1.00%               15.6%
12/31/2016                     1.65                   0                   0               1.00%               15.1%
12/31/2015                     1.43                   0                   0               1.00%               -1.1%
12/31/2014                     1.45                   0                   0               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -7.9%
12/31/2017                     1.93                   0                   0               0.75%               15.9%
12/31/2016                     1.66                   0                   0               0.75%               15.3%
12/31/2015                     1.44                   0                   0               0.75%               -0.8%
12/31/2014                     1.46                   0                   0               0.75%                8.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%               -7.6%
12/31/2017                     1.96                   0                   0               0.50%               16.2%
12/31/2016                     1.68                   0                   0               0.50%               15.6%
12/31/2015                     1.46                   0                   0               0.50%               -0.6%
12/31/2014                     1.47                   0                   0               0.50%                8.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.25%               -7.4%
12/31/2017                     1.98                   0                   0               0.25%               16.5%
12/31/2016                     1.70                   0                   0               0.25%               15.9%
12/31/2015                     1.47                   0                   0               0.25%               -0.3%
12/31/2014                     1.47                   0                   0               0.25%                9.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.00%               -7.2%
12/31/2017                     2.01                   0                   0               0.00%               16.8%
12/31/2016                     1.72                   0                   0               0.00%               16.2%
12/31/2015                     1.48                   0                   0               0.00%               -0.1%
12/31/2014                     1.48                   0                   0               0.00%                9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.8%
    2016        2.1%
    2015        1.1%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            BLACKROCK GLOBAL ALLOCATION FUND R CLASS - 09251T400

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,231,219   $     2,513,840          135,718
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,090)
                                     ----------------
Net assets                           $     2,230,129
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,088,594       1,364,251  $          1.53
Band 100                                    141,535          90,241             1.57
Band 75                                          --              --             1.61
Band 50                                          --              --             1.65
Band 25                                          --              --             1.69
Band 0                                           --              --             1.73
                                    ---------------  --------------
 Total                              $     2,230,129       1,454,492
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,885
Mortality & expense charges                                                            (30,058)
                                                                              -----------------
Net investment income (loss)                                                           (24,173)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,356)
Realized gain distributions                                                            102,010
Net change in unrealized appreciation (depreciation)                                  (298,358)
                                                                              -----------------
Net gain (loss)                                                                       (200,704)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (224,877)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        (24,173)  $        (13,057)
Net realized gain (loss)                                            (4,356)           (21,654)
Realized gain distributions                                        102,010             85,009
Net change in unrealized appreciation (depreciation)              (298,358)           249,326
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (224,877)           299,624
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           387,895            641,567
Cost of units redeemed                                            (309,734)        (1,651,970)
Account charges                                                     (3,211)            (2,964)
                                                          -----------------  -----------------
Increase (decrease)                                                 74,950         (1,013,367)
                                                          -----------------  -----------------
Net increase (decrease)                                           (149,927)          (713,743)
Net assets, beginning                                            2,380,056          3,093,799
                                                          -----------------  -----------------
Net assets, ending                                        $      2,230,129   $      2,380,056
                                                          =================  =================

Units sold                                                         235,061            410,418
Units redeemed                                                    (191,810)        (1,045,317)
                                                          -----------------  -----------------
Net increase (decrease)                                             43,251           (634,899)
Units outstanding, beginning                                     1,411,241          2,046,140
                                                          -----------------  -----------------
Units outstanding, ending                                        1,454,492          1,411,241
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,000,385
Cost of units redeemed/account charges                                            (8,413,263)
Net investment income (loss)                                                         (21,844)
Net realized gain (loss)                                                            (134,380)
Realized gain distributions                                                        1,081,852
Net change in unrealized appreciation (depreciation)                                (282,621)
                                                                            -----------------
Net assets                                                                  $      2,230,129
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53               1,364  $            2,089               1.25%               -9.1%
12/31/2017                     1.68               1,300               2,188               1.25%               11.5%
12/31/2016                     1.51               1,857               2,803               1.25%                2.2%
12/31/2015                     1.48               2,255               3,332               1.25%               -2.6%
12/31/2014                     1.52               2,656               4,030               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                  90  $              142               1.00%               -8.8%
12/31/2017                     1.72                 111                 192               1.00%               11.8%
12/31/2016                     1.54                 189                 291               1.00%                2.4%
12/31/2015                     1.50                 148                 223               1.00%               -2.4%
12/31/2014                     1.54                 148                 228               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.75%               -8.6%
12/31/2017                     1.76                   0                   0               0.75%               12.1%
12/31/2016                     1.57                   0                   0               0.75%                2.7%
12/31/2015                     1.53                   0                   0               0.75%               -2.2%
12/31/2014                     1.56                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.50%               -8.4%
12/31/2017                     1.80                   0                   0               0.50%               12.4%
12/31/2016                     1.60                   0                   0               0.50%                2.9%
12/31/2015                     1.55                   0                   0               0.50%               -1.9%
12/31/2014                     1.58                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.25%               -8.1%
12/31/2017                     1.84                   0                   0               0.25%               12.7%
12/31/2016                     1.63                   0                   0               0.25%                3.2%
12/31/2015                     1.58                   0                   0               0.25%               -1.7%
12/31/2014                     1.61                   0                   0               0.25%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.00%               -7.9%
12/31/2017                     1.88                   0                   0               0.00%               12.9%
12/31/2016                     1.66                   0                   0               0.00%                3.4%
12/31/2015                     1.61                 296                 475               0.00%               -1.4%
12/31/2014                     1.63                 277                 451               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.7%
    2016        0.6%
    2015        0.6%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               BLACKROCK TOTAL RETURN FUND A CLASS - 09252M107

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,155,454   $    1,194,954          102,691
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (26,635)
                                     ----------------
Net assets                           $     1,128,819
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,128,819       1,139,251  $          0.99
Band 100                                         --              --             1.00
Band 75                                          --              --             1.01
Band 50                                          --              --             1.02
Band 25                                          --              --             1.03
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     1,128,819       1,139,251
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         37,917
Mortality & expense charges                                                           (16,084)
                                                                             -----------------
Net investment income (loss)                                                           21,833
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (15,440)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (38,256)
                                                                             -----------------
Net gain (loss)                                                                       (53,696)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (31,863)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,833   $         19,557
Net realized gain (loss)                                          (15,440)              (401)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (38,256)            10,576
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (31,863)            29,732
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          299,310            282,717
Cost of units redeemed                                           (455,978)          (220,456)
Account charges                                                    (3,271)            (3,434)
                                                         -----------------  -----------------
Increase (decrease)                                              (159,939)            58,827
                                                         -----------------  -----------------
Net increase (decrease)                                          (191,802)            88,559
Net assets, beginning                                           1,320,621          1,232,062
                                                         -----------------  -----------------
Net assets, ending                                       $      1,128,819   $      1,320,621
                                                         =================  =================

Units sold                                                        304,051            279,223
Units redeemed                                                   (465,070)          (222,713)
                                                         -----------------  -----------------
Net increase (decrease)                                          (161,019)            56,510
Units outstanding, beginning                                    1,300,270          1,243,760
                                                         -----------------  -----------------
Units outstanding, ending                                       1,139,251          1,300,270
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,864,923
Cost of units redeemed/account charges                                               (739,170)
Net investment income (loss)                                                           54,947
Net realized gain (loss)                                                              (15,833)
Realized gain distributions                                                             3,452
Net change in unrealized appreciation (depreciation)                                  (39,500)
                                                                             -----------------
Net assets                                                                   $      1,128,819
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               1,139  $            1,129               1.25%               -2.4%
12/31/2017                     1.02               1,300               1,321               1.25%                2.5%
12/31/2016                     0.99               1,244               1,232               1.25%                1.9%
12/31/2015                     0.97                 865                 841               1.25%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -2.2%
12/31/2017                     1.02                   0                   0               1.00%                2.8%
12/31/2016                     1.00                   0                   0               1.00%                2.2%
12/31/2015                     0.97                   0                   0               1.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -2.0%
12/31/2017                     1.03                   0                   0               0.75%                3.0%
12/31/2016                     1.00                   0                   0               0.75%                2.4%
12/31/2015                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -1.7%
12/31/2017                     1.04                   0                   0               0.50%                3.3%
12/31/2016                     1.01                   0                   0               0.50%                2.7%
12/31/2015                     0.98                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -1.5%
12/31/2017                     1.05                   0                   0               0.25%                3.6%
12/31/2016                     1.01                   0                   0               0.25%                2.9%
12/31/2015                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -1.2%
12/31/2017                     1.05                   0                   0               0.00%                3.8%
12/31/2016                     1.02                   0                   0               0.00%                3.2%
12/31/2015                     0.98                   0                   0               0.00%               -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        2.7%
    2016        2.3%
    2015        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               BLACKROCK TOTAL RETURN FUND R CLASS - 09252M800

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      189,869   $       197,949           16,863
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (372)
                                     ---------------
Net assets                           $      189,497
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       189,497         192,995  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       189,497         192,995
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,212
Mortality & expense charges                                                             (2,407)
                                                                              -----------------
Net investment income (loss)                                                             2,805
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,559)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (6,124)
                                                                              -----------------
Net gain (loss)                                                                         (7,683)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,878)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           2,805   $          1,863
Net realized gain (loss)                                             (1,559)               (30)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                 (6,124)             1,003
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    (4,878)             2,836
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             51,577             61,123
Cost of units redeemed                                              (35,818)              (487)
Account charges                                                        (120)                (5)
                                                          ------------------  -----------------
Increase (decrease)                                                  15,639             60,631
                                                          ------------------  -----------------
Net increase (decrease)                                              10,761             63,467
Net assets, beginning                                               178,736            115,269
                                                          ------------------  -----------------
Net assets, ending                                        $         189,497   $        178,736
                                                          ==================  =================

Units sold                                                           52,331             60,702
Units redeemed                                                      (36,486)              (496)
                                                          ------------------  -----------------
Net increase (decrease)                                              15,845             60,206
Units outstanding, beginning                                        177,150            116,944
                                                          ------------------  -----------------
Units outstanding, ending                                           192,995            177,150
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        250,057
Cost of units redeemed/account charges                                                 (56,275)
Net investment income (loss)                                                             5,207
Net realized gain (loss)                                                                (1,412)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (8,080)
                                                                              -----------------
Net assets                                                                    $        189,497
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                 193  $              189               1.25%               -2.7%
12/31/2017                     1.01                 177                 179               1.25%                2.4%
12/31/2016                     0.99                 117                 115               1.25%                1.7%
12/31/2015                     0.97                   0                   0               1.25%               -3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -2.4%
12/31/2017                     1.02                   0                   0               1.00%                2.6%
12/31/2016                     0.99                   0                   0               1.00%                1.9%
12/31/2015                     0.97                   0                   0               1.00%               -2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -2.2%
12/31/2017                     1.02                   0                   0               0.75%                2.9%
12/31/2016                     1.00                   0                   0               0.75%                2.2%
12/31/2015                     0.97                   0                   0               0.75%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -1.9%
12/31/2017                     1.03                   0                   0               0.50%                3.1%
12/31/2016                     1.00                   0                   0               0.50%                2.4%
12/31/2015                     0.98                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -1.7%
12/31/2017                     1.04                   0                   0               0.25%                3.4%
12/31/2016                     1.01                   0                   0               0.25%                2.7%
12/31/2015                     0.98                   0                   0               0.25%               -2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -1.5%
12/31/2017                     1.05                   0                   0               0.00%                3.6%
12/31/2016                     1.01                   0                   0               0.00%                2.9%
12/31/2015                     0.98                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        2.4%
    2016        2.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       BLACKROCK HEALTH SCIENCES OPPORT. PORT. INST. CLASS - 091937540

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       497,817   $       538,823            8,835
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,936)
                                     ----------------
Net assets                           $       492,881
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       492,881         389,046  $         1.27
Band 100                                        --              --            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       492,881         389,046
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,844
Mortality & expense charges                                                           (4,687)
                                                                            -----------------
Net investment income (loss)                                                          (2,843)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,725
Realized gain distributions                                                           36,991
Net change in unrealized appreciation (depreciation)                                 (56,333)
                                                                            -----------------
Net gain (loss)                                                                        8,383
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          5,540
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,843)  $         (1,833)
Net realized gain (loss)                                           27,725              4,386
Realized gain distributions                                        36,991              8,285
Net change in unrealized appreciation (depreciation)              (56,333)            15,185
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,540             26,023
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          477,996            281,242
Cost of units redeemed                                           (232,134)          (133,323)
Account charges                                                       (82)                (9)
                                                         -----------------  -----------------
Increase (decrease)                                               245,780            147,910
                                                         -----------------  -----------------
Net increase (decrease)                                           251,320            173,933
Net assets, beginning                                             241,561             67,628
                                                         -----------------  -----------------
Net assets, ending                                       $        492,881   $        241,561
                                                         =================  =================

Units sold                                                        364,211            250,446
Units redeemed                                                   (179,040)          (117,120)
                                                         -----------------  -----------------
Net increase (decrease)                                           185,171            133,326
Units outstanding, beginning                                      203,875             70,549
                                                         -----------------  -----------------
Units outstanding, ending                                         389,046            203,875
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        872,129
Cost of units redeemed/account charges                                              (411,718)
Net investment income (loss)                                                          (4,776)
Net realized gain (loss)                                                              32,095
Realized gain distributions                                                           46,157
Net change in unrealized appreciation (depreciation)                                 (41,006)
                                                                            -----------------
Net assets                                                                  $        492,881
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                 389  $              493               1.25%                6.9%
12/31/2017                     1.18                 204                 242               1.25%               23.6%
12/31/2016                     0.96                  71                  68               1.25%               -7.0%
12/31/2015                     1.03                   0                   0               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%                7.2%
12/31/2017                     1.19                   0                   0               1.00%               23.9%
12/31/2016                     0.96                   0                   0               1.00%               -6.7%
12/31/2015                     1.03                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%                7.5%
12/31/2017                     1.20                   0                   0               0.75%               24.2%
12/31/2016                     0.96                   0                   0               0.75%               -6.5%
12/31/2015                     1.03                   0                   0               0.75%                3.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%                7.7%
12/31/2017                     1.20                   0                   0               0.50%               24.5%
12/31/2016                     0.97                   0                   0               0.50%               -6.3%
12/31/2015                     1.03                   0                   0               0.50%                3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%                8.0%
12/31/2017                     1.21                   0                   0               0.25%               24.8%
12/31/2016                     0.97                   0                   0               0.25%               -6.0%
12/31/2015                     1.03                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%                8.3%
12/31/2017                     1.22                   0                   0               0.00%               25.2%
12/31/2016                     0.97                   0                   0               0.00%               -5.8%
12/31/2015                     1.03                   0                   0               0.00%                3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.1%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORT. R CLASS - 091936815

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       30,188   $        30,102              575
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (575)
                                     ---------------
Net assets                           $       29,613
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,599          14,958  $          1.24
Band 100                                    11,014           8,789             1.25
Band 75                                         --              --             1.26
Band 50                                         --              --             1.27
Band 25                                         --              --             1.28
Band 0                                          --              --             1.29
                                    --------------  --------------
 Total                              $       29,613          23,747
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (339)
                                                                             -----------------
Net investment income (loss)                                                             (339)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  301
Realized gain distributions                                                             2,324
Net change in unrealized appreciation (depreciation)                                     (684)
                                                                             -----------------
Net gain (loss)                                                                         1,941
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,602
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (339)  $           (135)
Net realized gain (loss)                                              301                 48
Realized gain distributions                                         2,324                856
Net change in unrealized appreciation (depreciation)                 (684)             1,477
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,602              2,246
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            5,906             13,614
Cost of units redeemed                                             (2,506)              (442)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                 3,400             13,172
                                                         -----------------  -----------------
Net increase (decrease)                                             5,002             15,418
Net assets, beginning                                              24,611              9,193
                                                         -----------------  -----------------
Net assets, ending                                       $         29,613   $         24,611
                                                         =================  =================

Units sold                                                          4,698             11,736
Units redeemed                                                     (1,939)              (376)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,759             11,360
Units outstanding, beginning                                       20,988              9,628
                                                         -----------------  -----------------
Units outstanding, ending                                          23,747             20,988
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         29,232
Cost of units redeemed/account charges                                                 (2,948)
Net investment income (loss)                                                             (506)
Net realized gain (loss)                                                                  348
Realized gain distributions                                                             3,401
Net change in unrealized appreciation (depreciation)                                       86
                                                                             -----------------
Net assets                                                                   $         29,613
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                  15  $               19               1.25%                6.3%
12/31/2017                     1.17                  12                  14               1.25%               22.9%
12/31/2016                     0.95                   0                   0               1.25%               -7.5%
12/31/2015                     1.03                   0                   0               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   9  $               11               1.00%                6.6%
12/31/2017                     1.18                   9                  11               1.00%               23.2%
12/31/2016                     0.95                  10                   9               1.00%               -7.3%
12/31/2015                     1.03                   0                   0               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.75%                6.8%
12/31/2017                     1.18                   0                   0               0.75%               23.5%
12/31/2016                     0.96                   0                   0               0.75%               -7.1%
12/31/2015                     1.03                   0                   0               0.75%                3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%                7.1%
12/31/2017                     1.19                   0                   0               0.50%               23.8%
12/31/2016                     0.96                   0                   0               0.50%               -6.8%
12/31/2015                     1.03                   0                   0               0.50%                3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.25%                7.4%
12/31/2017                     1.19                   0                   0               0.25%               24.1%
12/31/2016                     0.96                   0                   0               0.25%               -6.6%
12/31/2015                     1.03                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.00%                7.6%
12/31/2017                     1.20                   0                   0               0.00%               24.4%
12/31/2016                     0.97                   0                   0               0.00%               -6.4%
12/31/2015                     1.03                   0                   0               0.00%                3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BLACKROCK HIGH YIELD BOND PORTFOLIO SERVICE CLASS - 09260B598

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         7,989   $         8,121            1,116
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (23)
                                     ----------------
Net assets                           $         7,966
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         7,966            7,158  $         1.11
Band 100                                         --               --            1.12
Band 75                                          --               --            1.13
Band 50                                          --               --            1.14
Band 25                                          --               --            1.15
Band 0                                           --               --            1.16
                                    ---------------  ---------------
 Total                              $         7,966            7,158
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             29
Mortality & expense charges                                                                  (6)
                                                                               -----------------
Net investment income (loss)                                                                 23
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      9
Realized gain distributions                                                                  11
Net change in unrealized appreciation (depreciation)                                       (149)
                                                                               -----------------
Net gain (loss)                                                                            (129)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $           (106)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             23   $             19
Net realized gain (loss)                                                9                 --
Realized gain distributions                                            11                 --
Net change in unrealized appreciation (depreciation)                 (149)                 7
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (106)                26
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            8,105                149
Cost of units redeemed                                               (561)                --
Account charges                                                       (11)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 7,533                149
                                                         -----------------  ----------------
Net increase (decrease)                                             7,427                175
Net assets, beginning                                                 539                364
                                                         -----------------  ----------------
Net assets, ending                                       $          7,966   $            539
                                                         =================  ================

Units sold                                                          7,188                130
Units redeemed                                                       (493)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,695                130
Units outstanding, beginning                                          463                333
                                                         -----------------  ----------------
Units outstanding, ending                                           7,158                463
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          8,899
Cost of units redeemed/account charges                                                    (883)
Net investment income (loss)                                                                51
Net realized gain (loss)                                                                    19
Realized gain distributions                                                                 12
Net change in unrealized appreciation (depreciation)                                      (132)
                                                                              -----------------
Net assets                                                                    $          7,966
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   7  $                8               1.25%               -4.4%
12/31/2017                     1.16                   0                   1               1.25%                6.6%
12/31/2016                     1.09                   0                   0               1.25%               12.2%
12/31/2015                     0.97                   0                   0               1.25%               -2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -4.1%
12/31/2017                     1.17                   0                   0               1.00%                6.8%
12/31/2016                     1.10                   0                   0               1.00%               12.5%
12/31/2015                     0.97                   0                   0               1.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -3.9%
12/31/2017                     1.18                   0                   0               0.75%                7.1%
12/31/2016                     1.10                   0                   0               0.75%               12.8%
12/31/2015                     0.97                   0                   0               0.75%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -3.6%
12/31/2017                     1.18                   0                   0               0.50%                7.3%
12/31/2016                     1.10                   0                   0               0.50%               13.0%
12/31/2015                     0.97                   0                   0               0.50%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -3.4%
12/31/2017                     1.19                   0                   0               0.25%                7.6%
12/31/2016                     1.10                   0                   0               0.25%               13.3%
12/31/2015                     0.97                   0                   0               0.25%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -3.2%
12/31/2017                     1.19                   0                   0               0.00%                7.9%
12/31/2016                     1.11                   0                   0               0.00%               13.6%
12/31/2015                     0.97                   0                   0               0.00%               -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        5.5%
    2016        6.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           BLACKROCK HIGH YIELD BOND PORTFOLIO R CLASS - 09260B622

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         16,130  $        17,270            2,251
                                                       ===============  ===============
Receivables: investments sold                      50
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         16,180
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       16,180          14,718  $          1.10
Band 100                                        --              --             1.11
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.13
Band 0                                          --              --             1.14
                                    --------------  --------------
 Total                              $       16,180          14,718
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             603
Mortality & expense charges                                                                 (145)
                                                                               ------------------
Net investment income (loss)                                                                 458
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   23
Net change in unrealized appreciation (depreciation)                                      (1,139)
                                                                               ------------------
Net gain (loss)                                                                           (1,118)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (660)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            458   $             14
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                            23                  1
Net change in unrealized appreciation (depreciation)               (1,139)                (1)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (660)                14
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           16,019                864
Cost of units redeemed                                                 (1)                --
Account charges                                                       (51)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                                15,967                859
                                                         -----------------  -----------------
Net increase (decrease)                                            15,307                873
Net assets, beginning                                                 873                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         16,180   $            873
                                                         =================  =================

Units sold                                                         14,008                761
Units redeemed                                                        (46)                (5)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,962                756
Units outstanding, beginning                                          756                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          14,718                756
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          16,883
Cost of units redeemed/account charges                                                       (57)
Net investment income (loss)                                                                 472
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   24
Net change in unrealized appreciation (depreciation)                                      (1,140)
                                                                               ------------------
Net assets                                                                     $          16,180
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                  15  $               16               1.25%               -4.8%
12/31/2017                     1.16                   1                   1               1.25%                6.2%
12/31/2016                     1.09                   0                   0               1.25%               11.8%
12/31/2015                     0.97                   0                   0               1.25%               -2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -4.6%
12/31/2017                     1.16                   0                   0               1.00%                6.5%
12/31/2016                     1.09                   0                   0               1.00%               12.1%
12/31/2015                     0.97                   0                   0               1.00%               -2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -4.4%
12/31/2017                     1.17                   0                   0               0.75%                6.7%
12/31/2016                     1.09                   0                   0               0.75%               12.4%
12/31/2015                     0.97                   0                   0               0.75%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -4.1%
12/31/2017                     1.17                   0                   0               0.50%                7.0%
12/31/2016                     1.10                   0                   0               0.50%               12.6%
12/31/2015                     0.97                   0                   0               0.50%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -3.9%
12/31/2017                     1.18                   0                   0               0.25%                7.3%
12/31/2016                     1.10                   0                   0               0.25%               12.9%
12/31/2015                     0.97                   0                   0               0.25%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -3.6%
12/31/2017                     1.19                   0                   0               0.00%                7.5%
12/31/2016                     1.10                   0                   0               0.00%               13.2%
12/31/2015                     0.97                   0                   0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.1%
    2017        4.1%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           BLACKROCK GLOBAL DIVIDEND PORTFOLIO K CLASS - 09257E712

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         6,003  $         6,666              532
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         6,003
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,003            5,670  $         1.06
Band 100                                         --               --            1.06
Band 75                                          --               --            1.07
Band 50                                          --               --            1.08
Band 25                                          --               --            1.08
Band 0                                           --               --            1.09
                                    ---------------  ---------------
 Total                              $         6,003            5,670
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             119
Mortality & expense charges                                                                  (44)
                                                                               ------------------
Net investment income (loss)                                                                  75
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                  215
Net change in unrealized appreciation (depreciation)                                        (663)
                                                                               ------------------
Net gain (loss)                                                                             (450)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (375)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             75   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                           215                 --
Net change in unrealized appreciation (depreciation)                 (663)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (375)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           10,621                 --
Cost of units redeemed                                             (4,242)                --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 6,378                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,003                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          6,003   $             --
                                                         =================  ================

Units sold                                                          9,433                 --
Units redeemed                                                     (3,763)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,670                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           5,670                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          10,621
Cost of units redeemed/account charges                                                    (4,243)
Net investment income (loss)                                                                  75
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                  215
Net change in unrealized appreciation (depreciation)                                        (663)
                                                                               ------------------
Net assets                                                                     $           6,003
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   6  $                6               1.25%              -11.5%
12/31/2017                     1.20                   0                   0               1.25%               18.5%
12/31/2016                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -11.3%
12/31/2017                     1.20                   0                   0               1.00%               18.8%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -11.1%
12/31/2017                     1.20                   0                   0               0.75%               19.1%
12/31/2016                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -10.9%
12/31/2017                     1.21                   0                   0               0.50%               19.3%
12/31/2016                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%              -10.6%
12/31/2017                     1.21                   0                   0               0.25%               19.6%
12/31/2016                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%              -10.4%
12/31/2017                     1.21                   0                   0               0.00%               19.9%
12/31/2016                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO K CL. - 09258N752

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       138,724   $       149,220            2,460
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,246)
                                     ----------------
Net assets                           $       136,478
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       136,478         102,207  $         1.34
Band 100                                        --              --            1.34
Band 75                                         --              --            1.35
Band 50                                         --              --            1.36
Band 25                                         --              --            1.36
Band 0                                          --              --            1.37
                                   ---------------  --------------
 Total                             $       136,478         102,207
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            639
Mortality & expense charges                                                              (882)
                                                                             -----------------
Net investment income (loss)                                                             (243)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  224
Realized gain distributions                                                            10,198
Net change in unrealized appreciation (depreciation)                                  (10,448)
                                                                             -----------------
Net gain (loss)                                                                           (26)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (269)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (243)  $             (5)
Net realized gain (loss)                                              224                 --
Realized gain distributions                                        10,198                 --
Net change in unrealized appreciation (depreciation)              (10,448)               (48)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (269)               (53)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          132,147             31,142
Cost of units redeemed                                            (13,042)           (13,434)
Account charges                                                       (13)                --
                                                         -----------------  -----------------
Increase (decrease)                                               119,092             17,708
                                                         -----------------  -----------------
Net increase (decrease)                                           118,823             17,655
Net assets, beginning                                              17,655                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        136,478   $         17,655
                                                         =================  =================

Units sold                                                        101,090             24,906
Units redeemed                                                    (13,035)           (10,754)
                                                         -----------------  -----------------
Net increase (decrease)                                            88,055             14,152
Units outstanding, beginning                                       14,152                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         102,207             14,152
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        163,289
Cost of units redeemed/account charges                                                (26,489)
Net investment income (loss)                                                             (248)
Net realized gain (loss)                                                                  224
Realized gain distributions                                                            10,198
Net change in unrealized appreciation (depreciation)                                  (10,496)
                                                                             -----------------
Net assets                                                                   $        136,478
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                 102  $              136               1.25%                7.0%
12/31/2017                     1.25                  14                  18               1.25%               23.8%
12/31/2016                     1.01                   0                   0               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%                7.3%
12/31/2017                     1.25                   0                   0               1.00%               24.1%
12/31/2016                     1.01                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%                7.6%
12/31/2017                     1.25                   0                   0               0.75%               24.4%
12/31/2016                     1.01                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.50%                7.8%
12/31/2017                     1.26                   0                   0               0.50%               24.7%
12/31/2016                     1.01                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.25%                8.1%
12/31/2017                     1.26                   0                   0               0.25%               25.0%
12/31/2016                     1.01                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.00%                8.4%
12/31/2017                     1.26                   0                   0               0.00%               25.3%
12/31/2016                     1.01                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2020 FUND K CLASS - 066923863 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%               -5.2%
12/31/2017                     1.11                   0                   0               1.25%               10.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -4.9%
12/31/2017                     1.11                   0                   0               1.00%               11.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -4.7%
12/31/2017                     1.11                   0                   0               0.75%               11.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -4.4%
12/31/2017                     1.11                   0                   0               0.50%               11.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -4.2%
12/31/2017                     1.12                   0                   0               0.25%               12.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -4.0%
12/31/2017                     1.12                   0                   0               0.00%               12.3%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2025 FUND K CLASS - 066923830 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.25%               -6.0%
12/31/2017                     1.13                   0                   0               1.25%               13.0%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -5.7%
12/31/2017                     1.13                   0                   0               1.00%               13.3%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -5.5%
12/31/2017                     1.13                   0                   0               0.75%               13.6%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -5.3%
12/31/2017                     1.13                   0                   0               0.50%               13.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -5.0%
12/31/2017                     1.14                   0                   0               0.25%               14.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -4.8%
12/31/2017                     1.14                   0                   0               0.00%               14.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2030 FUND K CLASS - 066923798 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.25%               -6.7%
12/31/2017                     1.14                   0                   0               1.25%               14.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -6.5%
12/31/2017                     1.15                   0                   0               1.00%               15.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -6.3%
12/31/2017                     1.15                   0                   0               0.75%               15.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -6.0%
12/31/2017                     1.15                   0                   0               0.50%               15.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -5.8%
12/31/2017                     1.16                   0                   0               0.25%               16.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -5.6%
12/31/2017                     1.16                   0                   0               0.00%               16.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2035 FUND K CLASS - 066923764 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.25%               -7.5%
12/31/2017                     1.16                   0                   0               1.25%               16.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -7.3%
12/31/2017                     1.17                   0                   0               1.00%               17.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -7.1%
12/31/2017                     1.17                   0                   0               0.75%               17.4%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -6.8%
12/31/2017                     1.17                   0                   0               0.50%               17.7%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -6.6%
12/31/2017                     1.18                   0                   0               0.25%               18.0%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -6.4%
12/31/2017                     1.18                   0                   0               0.00%               18.3%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2040 FUND K CLASS - 066923731 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.25%               -8.2%
12/31/2017                     1.18                   0                   0               1.25%               18.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.0%
12/31/2017                     1.18                   0                   0               1.00%               18.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -7.8%
12/31/2017                     1.19                   0                   0               0.75%               19.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -7.5%
12/31/2017                     1.19                   0                   0               0.50%               19.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -7.3%
12/31/2017                     1.19                   0                   0               0.25%               19.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.1%
12/31/2017                     1.19                   0                   0               0.00%               19.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2045 FUND K CLASS - 066923699 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.25%               -8.7%
12/31/2017                     1.19                   0                   0               1.25%               19.6%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.4%
12/31/2017                     1.19                   0                   0               1.00%               19.9%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.2%
12/31/2017                     1.20                   0                   0               0.75%               20.2%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.0%
12/31/2017                     1.20                   0                   0               0.50%               20.5%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -7.7%
12/31/2017                     1.20                   0                   0               0.25%               20.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -7.5%
12/31/2017                     1.21                   0                   0               0.00%               21.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2050 FUND K CLASS - 066923665 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.25%               -9.0%
12/31/2017                     1.19                   0                   0               1.25%               19.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.7%
12/31/2017                     1.20                   0                   0               1.00%               20.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.5%
12/31/2017                     1.20                   0                   0               0.75%               20.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.3%
12/31/2017                     1.20                   0                   0               0.50%               20.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.1%
12/31/2017                     1.21                   0                   0               0.25%               21.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.8%
12/31/2017                     1.21                   0                   0               0.00%               21.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2055 FUND K CLASS - 066923632 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.25%               -9.0%
12/31/2017                     1.19                   0                   0               1.25%               20.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.8%
12/31/2017                     1.20                   0                   0               1.00%               20.3%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.5%
12/31/2017                     1.20                   0                   0               0.75%               20.6%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.3%
12/31/2017                     1.20                   0                   0               0.50%               20.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.1%
12/31/2017                     1.21                   0                   0               0.25%               21.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.8%
12/31/2017                     1.21                   0                   0               0.00%               21.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK LIFEPATH INDEX 2060 FUND K CLASS - 066923442 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.25%               -9.0%
12/31/2017                     1.19                   0                   0               1.25%               20.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.8%
12/31/2017                     1.20                   0                   0               1.00%               20.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.5%
12/31/2017                     1.20                   0                   0               0.75%               20.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.3%
12/31/2017                     1.20                   0                   0               0.50%               20.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.1%
12/31/2017                     1.21                   0                   0               0.25%               21.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.8%
12/31/2017                     1.21                   0                   0               0.00%               21.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  BLACKROCK LIFEPATH INDEX RETIREMENT FUND K CLASS - 066923806 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%               -4.7%
12/31/2017                     1.09                   0                   0               1.25%                9.4%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -4.5%
12/31/2017                     1.09                   0                   0               1.00%                9.7%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -4.2%
12/31/2017                     1.10                   0                   0               0.75%                9.9%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -4.0%
12/31/2017                     1.10                   0                   0               0.50%               10.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -3.7%
12/31/2017                     1.10                   0                   0               0.25%               10.5%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -3.5%
12/31/2017                     1.10                   0                   0               0.00%               10.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               BLACKROCK TOTAL RETURN FUND K CLASS - 09252M743

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,719,144   $    1,757,197          152,743
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (21,257)
                                     ----------------
Net assets                           $     1,697,887
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,697,887       1,680,241  $          1.01
Band 100                                         --              --             1.02
Band 75                                          --              --             1.02
Band 50                                          --              --             1.03
Band 25                                          --              --             1.03
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     1,697,887       1,680,241
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         47,522
Mortality & expense charges                                                            (17,720)
                                                                              -----------------
Net investment income (loss)                                                            29,802
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,332)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (38,006)
                                                                              -----------------
Net gain (loss)                                                                        (43,338)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (13,536)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED         PERIOD ENDED
                                                            DECEMBER 31,         DECEMBER 31,
                                                                2018*                2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          29,802   $          1,706
Net realized gain (loss)                                             (5,332)               (94)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                (38,006)               (47)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                   (13,536)             1,565
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          1,393,343          1,187,458
Cost of units redeemed                                             (287,698)          (577,820)
Account charges                                                      (4,784)              (641)
                                                          ------------------  -----------------
Increase (decrease)                                               1,100,861            608,997
                                                          ------------------  -----------------
Net increase (decrease)                                           1,087,325            610,562
Net assets, beginning                                               610,562                 --
                                                          ------------------  -----------------
Net assets, ending                                        $       1,697,887   $        610,562
                                                          ==================  =================

Units sold                                                        1,378,789          1,154,550
Units redeemed                                                     (290,368)          (562,730)
                                                          ------------------  -----------------
Net increase (decrease)                                           1,088,421            591,820
Units outstanding, beginning                                        591,820                 --
                                                          ------------------  -----------------
Units outstanding, ending                                         1,680,241            591,820
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,580,801
Cost of units redeemed/account charges                                                (870,943)
Net investment income (loss)                                                            31,508
Net realized gain (loss)                                                                (5,426)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (38,053)
                                                                              -----------------
Net assets                                                                    $      1,697,887
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               1,680  $            1,698               1.25%               -2.1%
12/31/2017                     1.03                 592                 611               1.25%                3.0%
12/31/2016                     1.00                   0                   0               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -1.8%
12/31/2017                     1.03                   0                   0               1.00%                3.3%
12/31/2016                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -1.6%
12/31/2017                     1.04                   0                   0               0.75%                3.5%
12/31/2016                     1.00                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -1.3%
12/31/2017                     1.04                   0                   0               0.50%                3.8%
12/31/2016                     1.00                   0                   0               0.50%                0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -1.1%
12/31/2017                     1.04                   0                   0               0.25%                4.1%
12/31/2016                     1.00                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -0.8%
12/31/2017                     1.05                   0                   0               0.00%                4.3%
12/31/2016                     1.00                   0                   0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.1%
    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             BLACKROCK EQUITY DIVIDEND FUND K CLASS - 09251M801

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      452,458   $       541,438           24,208
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (962)
                                     ---------------
Net assets                           $      451,496
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       451,496         449,173  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       451,496         449,173
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           2,494
Mortality & expense charges                                                              (1,118)
                                                                              ------------------
Net investment income (loss)                                                              1,376
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (84)
Realized gain distributions                                                              46,424
Net change in unrealized appreciation (depreciation)                                    (88,980)
                                                                              ------------------
Net gain (loss)                                                                         (42,640)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (41,264)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,376   $             --
Net realized gain (loss)                                              (84)                --
Realized gain distributions                                        46,424                 --
Net change in unrealized appreciation (depreciation)              (88,980)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (41,264)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          494,986                 --
Cost of units redeemed                                             (2,224)                --
Account charges                                                        (2)                --
                                                         -----------------  ----------------
Increase (decrease)                                               492,760                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           451,496                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        451,496   $             --
                                                         =================  ================

Units sold                                                        451,387                 --
Units redeemed                                                     (2,214)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           449,173                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         449,173                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         494,986
Cost of units redeemed/account charges                                                   (2,226)
Net investment income (loss)                                                              1,376
Net realized gain (loss)                                                                    (84)
Realized gain distributions                                                              46,424
Net change in unrealized appreciation (depreciation)                                    (88,980)
                                                                              ------------------
Net assets                                                                    $         451,496
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 449  $              451               1.25%               -8.2%
12/31/2017                     1.10                   0                   0               1.25%                9.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -8.0%
12/31/2017                     1.10                   0                   0               1.00%                9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -7.7%
12/31/2017                     1.10                   0                   0               0.75%                9.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -7.5%
12/31/2017                     1.10                   0                   0               0.50%                9.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -7.3%
12/31/2017                     1.10                   0                   0               0.25%               10.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -7.0%
12/31/2017                     1.10                   0                   0               0.00%               10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            BLACKROCK GLOBAL ALLOCATION FUND K CLASS - 09258N778

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,324,219  $     1,519,114           76,148
                                                       ===============  ===============
Receivables: investments sold                   2,644
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,326,863
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,326,863       1,384,220  $          0.96
Band 100                                         --              --             0.96
Band 75                                          --              --             0.97
Band 50                                          --              --             0.97
Band 25                                          --              --             0.97
Band 0                                           --              --             0.98
                                    ---------------  --------------
 Total                              $     1,326,863       1,384,220
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         13,246
Mortality & expense charges                                                           (17,131)
                                                                             -----------------
Net investment income (loss)                                                           (3,885)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (14,115)
Realized gain distributions                                                            58,228
Net change in unrealized appreciation (depreciation)                                 (161,900)
                                                                             -----------------
Net gain (loss)                                                                      (117,787)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (121,672)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          (3,885)  $         10,396
Net realized gain (loss)                                            (14,115)                (5)
Realized gain distributions                                          58,228             40,986
Net change in unrealized appreciation (depreciation)               (161,900)           (32,995)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                  (121,672)            18,382
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            604,054          1,243,780
Cost of units redeemed                                             (360,818)           (55,856)
Account charges                                                        (758)              (249)
                                                          ------------------  -----------------
Increase (decrease)                                                 242,478          1,187,675
                                                          ------------------  -----------------
Net increase (decrease)                                             120,806          1,206,057
Net assets, beginning                                             1,206,057                 --
                                                          ------------------  -----------------
Net assets, ending                                        $       1,326,863   $      1,206,057
                                                          ==================  =================

Units sold                                                          583,375          1,206,117
Units redeemed                                                     (350,913)           (54,359)
                                                          ------------------  -----------------
Net increase (decrease)                                             232,462          1,151,758
Units outstanding, beginning                                      1,151,758                 --
                                                          ------------------  -----------------
Units outstanding, ending                                         1,384,220          1,151,758
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,847,834
Cost of units redeemed/account charges                                               (417,681)
Net investment income (loss)                                                            6,511
Net realized gain (loss)                                                              (14,120)
Realized gain distributions                                                            99,214
Net change in unrealized appreciation (depreciation)                                 (194,895)
                                                                             -----------------
Net assets                                                                   $      1,326,863
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96               1,384  $            1,327               1.25%               -8.5%
12/31/2017                     1.05               1,152               1,206               1.25%                4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%               -8.2%
12/31/2017                     1.05                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -8.0%
12/31/2017                     1.05                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -7.8%
12/31/2017                     1.05                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%               -7.5%
12/31/2017                     1.05                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -7.3%
12/31/2017                     1.05                   0                   0               0.00%                5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO INST. CLASS - 091928861

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        249,954  $       301,247           11,254
                                                       ===============  ===============
Receivables: investments sold                      56
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        250,010
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       250,010         246,954  $         1.01
Band 100                                        --              --            1.03
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       250,010         246,954
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (740)
                                                                              -----------------
Net investment income (loss)                                                              (740)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (119)
Realized gain distributions                                                             10,227
Net change in unrealized appreciation (depreciation)                                   (51,293)
                                                                              -----------------
Net gain (loss)                                                                        (41,185)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (41,925)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (740)  $             --
Net realized gain (loss)                                             (119)                --
Realized gain distributions                                        10,227                 --
Net change in unrealized appreciation (depreciation)              (51,293)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (41,925)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          292,632                 --
Cost of units redeemed                                               (697)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               291,935                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           250,010                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        250,010   $             --
                                                         =================  ================

Units sold                                                        247,601                 --
Units redeemed                                                       (647)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           246,954                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         246,954                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         292,632
Cost of units redeemed/account charges                                                    (697)
Net investment income (loss)                                                              (740)
Net realized gain (loss)                                                                  (119)
Realized gain distributions                                                             10,227
Net change in unrealized appreciation (depreciation)                                   (51,293)
                                                                             ------------------
Net assets                                                                   $         250,010
                                                                             ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 247  $              250               1.25%                1.6%
12/31/2017                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%                2.9%
12/31/2017                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%                2.1%
12/31/2017                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                2.3%
12/31/2017                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                2.6%
12/31/2017                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.9%
12/31/2017                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO K CLASS - 09258N604

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        485,656  $       547,220           21,827
                                                       ===============  ===============
Receivables: investments sold                      81
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        485,737
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       485,737         479,284  $         1.01
Band 100                                        --              --            1.03
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       485,737         479,284
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,732)
                                                                             -----------------
Net investment income (loss)                                                           (1,732)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,441
Realized gain distributions                                                            22,839
Net change in unrealized appreciation (depreciation)                                  (61,564)
                                                                             -----------------
Net gain (loss)                                                                       (37,284)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (39,016)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,732)  $             --
Net realized gain (loss)                                            1,441                 --
Realized gain distributions                                        22,839                 --
Net change in unrealized appreciation (depreciation)              (61,564)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (39,016)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          909,815                 --
Cost of units redeemed                                           (384,810)                --
Account charges                                                      (252)                --
                                                         -----------------  ----------------
Increase (decrease)                                               524,753                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           485,737                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        485,737   $             --
                                                         =================  ================

Units sold                                                        843,666                 --
Units redeemed                                                   (364,382)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           479,284                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         479,284                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        909,815
Cost of units redeemed/account charges                                               (385,062)
Net investment income (loss)                                                           (1,732)
Net realized gain (loss)                                                                1,441
Realized gain distributions                                                            22,839
Net change in unrealized appreciation (depreciation)                                  (61,564)
                                                                             -----------------
Net assets                                                                   $        485,737
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 479  $              486               1.25%                1.6%
12/31/2017                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%                2.9%
12/31/2017                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%                2.1%
12/31/2017                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                2.4%
12/31/2017                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                2.7%
12/31/2017                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.9%
12/31/2017                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO R CLASS - 09256H864

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          5,786  $         6,519              305
                                                       ===============  ===============
Receivables: investments sold                      26
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          5,812
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,812            5,774  $         1.01
Band 100                                         --               --            1.02
Band 75                                          --               --            1.01
Band 50                                          --               --            1.02
Band 25                                          --               --            1.02
Band 0                                           --               --            1.02
                                    ---------------  ---------------
 Total                              $         5,812            5,774
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                              (9)
                                                                            ----------------
Net investment income (loss)                                                             (9)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             274
Net change in unrealized appreciation (depreciation)                                   (733)
                                                                            ----------------
Net gain (loss)                                                                        (459)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $          (468)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (9)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           274                 --
Net change in unrealized appreciation (depreciation)                 (733)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (468)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            6,280                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 6,280                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,812                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          5,812   $             --
                                                         =================  ================

Units sold                                                          5,774                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,774                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           5,774                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         6,280
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                             (9)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             274
Net change in unrealized appreciation (depreciation)                                   (733)
                                                                            ----------------
Net assets                                                                  $         5,812
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   6  $                6               1.25%                1.0%
12/31/2017                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%                2.3%
12/31/2017                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%                1.5%
12/31/2017                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                1.8%
12/31/2017                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                2.0%
12/31/2017                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.3%
12/31/2017                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            BLACKROCK MULTI-ASSET INCOME FUND A CLASS - 09256H351

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     10,301,749  $    11,125,760        1,012,445
                                                       ===============  ===============
Receivables: investments sold                   5,854
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     10,307,603
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   10,307,603      10,531,632  $          0.98
Band 100                                        --              --             0.98
Band 75                                         --              --             0.99
Band 50                                         --              --             0.99
Band 25                                         --              --             0.99
Band 0                                          --              --             1.00
                                    --------------  --------------
 Total                              $   10,307,603      10,531,632
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        469,898
Mortality & expense charges                                                          (117,126)
                                                                             -----------------
Net investment income (loss)                                                          352,772
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (34,172)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (824,011)
                                                                             -----------------
Net gain (loss)                                                                      (858,183)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (505,411)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        352,772   $             --
Net realized gain (loss)                                          (34,172)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (824,011)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (505,411)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       12,795,350                 --
Cost of units redeemed                                         (1,926,340)                --
Account charges                                                   (55,996)                --
                                                         -----------------  ----------------
Increase (decrease)                                            10,813,014                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,307,603                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     10,307,603   $             --
                                                         =================  ================

Units sold                                                     13,124,026                 --
Units redeemed                                                 (2,592,394)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,531,632                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      10,531,632                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     12,795,350
Cost of units redeemed/account charges                                             (1,982,336)
Net investment income (loss)                                                          352,772
Net realized gain (loss)                                                              (34,172)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (824,011)
                                                                             -----------------
Net assets                                                                   $     10,307,603
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98              10,532  $           10,308               1.25%               -5.1%
12/31/2017                     1.03                   0                   0               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -4.8%
12/31/2017                     1.03                   0                   0               1.00%                3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -4.6%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -4.3%
12/31/2017                     1.03                   0                   0               0.50%                3.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -4.1%
12/31/2017                     1.04                   0                   0               0.25%                3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -3.9%
12/31/2017                     1.04                   0                   0               0.00%                3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        9.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      BLACKROCK MULTI-ASSET INCOME FUND K CLASS - 09257E662 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -4.8%
12/31/2017                     1.03                   0                   0               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -4.5%
12/31/2017                     1.03                   0                   0               1.00%                3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -4.3%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -4.1%
12/31/2017                     1.04                   0                   0               0.50%                3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -3.8%
12/31/2017                     1.04                   0                   0               0.25%                3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -3.6%
12/31/2017                     1.04                   0                   0               0.00%                3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORT. A CLASS - 09260B416

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     10,915,153  $    11,391,547        1,135,407
                                                       ===============  ===============
Receivables: investments sold                   7,126
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     10,922,279
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   10,922,279      10,985,390  $          0.99
Band 100                                        --              --             1.00
Band 75                                         --              --             1.00
Band 50                                         --              --             1.01
Band 25                                         --              --             1.01
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $   10,922,279      10,985,390
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        283,515
Mortality & expense charges                                                          (120,871)
                                                                             -----------------
Net investment income (loss)                                                          162,644
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (34,973)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (476,394)
                                                                             -----------------
Net gain (loss)                                                                      (511,367)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (348,723)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        162,644   $             --
Net realized gain (loss)                                          (34,973)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (476,394)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (348,723)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       13,308,028                 --
Cost of units redeemed                                         (1,985,093)                --
Account charges                                                   (51,933)                --
                                                         -----------------  ----------------
Increase (decrease)                                            11,271,002                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,922,279                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     10,922,279   $             --
                                                         =================  ================

Units sold                                                     13,686,993                 --
Units redeemed                                                 (2,701,603)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        10,985,390                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      10,985,390                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     13,308,028
Cost of units redeemed/account charges                                             (2,037,026)
Net investment income (loss)                                                          162,644
Net realized gain (loss)                                                              (34,973)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (476,394)
                                                                             -----------------
Net assets                                                                   $     10,922,279
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99              10,985  $           10,922               1.25%               -2.1%
12/31/2017                     1.02                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -1.8%
12/31/2017                     1.02                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -1.6%
12/31/2017                     1.02                   0                   0               0.75%                1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -1.3%
12/31/2017                     1.02                   0                   0               0.50%                1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -1.1%
12/31/2017                     1.02                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -0.8%
12/31/2017                     1.02                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORT. K CLASS - 09260B374

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       128,015   $      129,584           13,298
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (46,363)
                                     ----------------
Net assets                           $        81,652
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       81,652          81,572  $          1.00
Band 100                                        --              --             1.00
Band 75                                         --              --             1.01
Band 50                                         --              --             1.01
Band 25                                         --              --             1.02
Band 0                                          --              --             1.02
                                    --------------  --------------
 Total                              $       81,652          81,572
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           1,174
Mortality & expense charges                                                                (454)
                                                                              ------------------
Net investment income (loss)                                                                720
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (14)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (1,569)
                                                                              ------------------
Net gain (loss)                                                                          (1,583)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $            (863)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            720   $             --
Net realized gain (loss)                                              (14)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,569)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (863)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          130,208                 --
Cost of units redeemed                                            (47,601)                --
Account charges                                                       (92)                --
                                                         -----------------  ----------------
Increase (decrease)                                                82,515                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            81,652                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         81,652   $             --
                                                         =================  ================

Units sold                                                        129,218                 --
Units redeemed                                                    (47,646)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            81,572                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          81,572                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         130,208
Cost of units redeemed/account charges                                                  (47,693)
Net investment income (loss)                                                                720
Net realized gain (loss)                                                                    (14)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (1,569)
                                                                              ------------------
Net assets                                                                    $          81,652
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  82  $               82               1.25%               -1.7%
12/31/2017                     1.02                   0                   0               1.25%                1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -1.5%
12/31/2017                     1.02                   0                   0               1.00%                2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -1.2%
12/31/2017                     1.02                   0                   0               0.75%                2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -1.0%
12/31/2017                     1.02                   0                   0               0.50%                2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -0.7%
12/31/2017                     1.02                   0                   0               0.25%                2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -0.5%
12/31/2017                     1.03                   0                   0               0.00%                2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 BLACKROCK ADVISOR SMALL CAP GROWTH EQUITY PORT INSTITUTIONAL CLASS - 091928101

                            STATEMENT OF NET ASSETS
                               December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       200,997  $        291,148           13,223
                                                      ================  ===============
Receivables: investments sold                    454
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       201,451
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       201,451          72,228  $         2.79
Band 100                                        --              --            2.86
Band 75                                         --              --            2.93
Band 50                                         --              --            3.00
Band 25                                         --              --            3.07
Band 0                                          --              --            3.15
                                   ---------------  --------------
 Total                             $       201,451          72,228
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            542
Mortality & expense charges                                                             (2,150)
                                                                              -----------------
Net investment income (loss)                                                            (1,608)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,676)
Realized gain distributions                                                             39,031
Net change in unrealized appreciation (depreciation)                                   (90,629)
                                                                              -----------------
Net gain (loss)                                                                        (60,274)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (61,882)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,608)  $           (196)
Net realized gain (loss)                                           (8,676)               666
Realized gain distributions                                        39,031              2,362
Net change in unrealized appreciation (depreciation)              (90,629)                82
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (61,882)             2,914
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          451,002              7,058
Cost of units redeemed                                           (211,534)            (8,552)
Account charges                                                      (129)               (59)
                                                         -----------------  -----------------
Increase (decrease)                                               239,339             (1,553)
                                                         -----------------  -----------------
Net increase (decrease)                                           177,457              1,361
Net assets, beginning                                              23,994             22,633
                                                         -----------------  -----------------
Net assets, ending                                       $        201,451   $         23,994
                                                         =================  =================

Units sold                                                        130,407              2,566
Units redeemed                                                    (66,246)            (3,132)
                                                         -----------------  -----------------
Net increase (decrease)                                            64,161               (566)
Units outstanding, beginning                                        8,067              8,633
                                                         -----------------  -----------------
Units outstanding, ending                                          72,228              8,067
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,772,663
Cost of units redeemed/account charges                                           (4,193,254)
Net investment income (loss)                                                        (48,640)
Net realized gain (loss)                                                            153,551
Realized gain distributions                                                         607,282
Net change in unrealized appreciation (depreciation)                                (90,151)
                                                                            ----------------
Net assets                                                                  $       201,451
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.79                  72  $              201               1.25%               -6.2%
12/31/2017                     2.97                   8                  24               1.25%               13.4%
12/31/2016                     2.62                   9                  23               1.25%               12.0%
12/31/2015                     2.34                  50                 118               1.25%               -4.8%
12/31/2014                     2.46                  58                 143               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.86                   0  $                0               1.00%               -6.0%
12/31/2017                     3.04                   0                   0               1.00%               13.7%
12/31/2016                     2.67                   0                   0               1.00%               12.3%
12/31/2015                     2.38                   0                   0               1.00%               -4.6%
12/31/2014                     2.49                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.93                   0  $                0               0.75%               -5.8%
12/31/2017                     3.11                   0                   0               0.75%               14.0%
12/31/2016                     2.72                   0                   0               0.75%               12.6%
12/31/2015                     2.42                   0                   0               0.75%               -4.3%
12/31/2014                     2.53                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.00                   0  $                0               0.50%               -5.5%
12/31/2017                     3.17                   0                   0               0.50%               14.3%
12/31/2016                     2.78                   0                   0               0.50%               12.9%
12/31/2015                     2.46                   0                   0               0.50%               -4.1%
12/31/2014                     2.56                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.07                   0  $                0               0.25%               -5.3%
12/31/2017                     3.24                   0                   0               0.25%               14.6%
12/31/2016                     2.83                   0                   0               0.25%               13.2%
12/31/2015                     2.50                   0                   0               0.25%               -3.8%
12/31/2014                     2.60                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.15                   0  $                0               0.00%               -5.0%
12/31/2017                     3.31                   0                   0               0.00%               14.9%
12/31/2016                     2.89                   0                   0               0.00%               13.4%
12/31/2015                     2.54                   0                   0               0.00%               -3.6%
12/31/2014                     2.64                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.4%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           BLACKROCK HIGH YIELD BOND PORTFOLIO K CLASS - 09260B614

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       211,852   $       220,061           29,535
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,282)
                                     ----------------
Net assets                           $       210,570
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       210,570         218,121  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $       210,570         218,121
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,708
Mortality & expense charges                                                               (757)
                                                                              -----------------
Net investment income (loss)                                                             2,951
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,063)
Realized gain distributions                                                                297
Net change in unrealized appreciation (depreciation)                                    (8,209)
                                                                              -----------------
Net gain (loss)                                                                         (8,975)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (6,024)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,951   $             --
Net realized gain (loss)                                           (1,063)                --
Realized gain distributions                                           297                 --
Net change in unrealized appreciation (depreciation)               (8,209)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (6,024)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          400,439                 --
Cost of units redeemed                                           (183,440)                --
Account charges                                                      (405)                --
                                                         -----------------  ----------------
Increase (decrease)                                               216,594                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           210,570                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        210,570   $             --
                                                         =================  ================

Units sold                                                        630,033                 --
Units redeemed                                                   (411,912)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           218,121                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         218,121                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        400,439
Cost of units redeemed/account charges                                                (183,845)
Net investment income (loss)                                                             2,951
Net realized gain (loss)                                                                (1,063)
Realized gain distributions                                                                297
Net change in unrealized appreciation (depreciation)                                    (8,209)
                                                                              -----------------
Net assets                                                                    $        210,570
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/22/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                 218  $              211               0.00%               -3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   BLACKROCK INFLATION PROTECTED BOND FUND K CLASS - 09260B549 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         ISHARES S&P 500 INDEX FUND K CLASS - 066922204 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     ISHARES RUSSELL MID-CAP INDEX FUND K CLASS - 091936286 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  ISHARES RUSSELL 2000 SMALL-CAP INDEX FUND K CLASS - 09253F887 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.80
Band 100                                        --              --            0.80
Band 75                                         --              --            0.80
Band 50                                         --              --            0.80
Band 25                                         --              --            0.80
Band 0                                          --              --            0.80
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   ISHARES MSCI DEVELOPED WORLD INDEX FUND K CLASS - 09258N208 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.87
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.87
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          BMO SMALL-CAP VALUE FUND A CLASS - 09658W709 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%              -16.2%
12/31/2017                     1.21                   0                   0               1.25%                7.6%
12/31/2016                     1.12                   0                   0               1.25%               21.4%
12/31/2015                     0.92                   0                   0               1.25%               -7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -15.9%
12/31/2017                     1.21                   0                   0               1.00%                7.8%
12/31/2016                     1.13                   0                   0               1.00%               21.7%
12/31/2015                     0.93                   0                   0               1.00%               -7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -15.7%
12/31/2017                     1.22                   0                   0               0.75%                8.1%
12/31/2016                     1.13                   0                   0               0.75%               22.0%
12/31/2015                     0.93                   0                   0               0.75%               -7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -15.5%
12/31/2017                     1.23                   0                   0               0.50%                8.4%
12/31/2016                     1.14                   0                   0               0.50%               22.3%
12/31/2015                     0.93                   0                   0               0.50%               -7.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -15.3%
12/31/2017                     1.24                   0                   0               0.25%                8.6%
12/31/2016                     1.14                   0                   0               0.25%               22.6%
12/31/2015                     0.93                   0                   0               0.25%               -7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -15.1%
12/31/2017                     1.25                   0                   0               0.00%                8.9%
12/31/2016                     1.15                   0                   0               0.00%               22.9%
12/31/2015                     0.93                   0                   0               0.00%               -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             BMO AGGRESSIVE ALLOCATION FUND R6 CLASS - 09658L265

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,316,065  $      1,675,964          175,008
                                                      ================  ===============
Receivables: investments sold                    550
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,316,615
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,316,615       1,212,767  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     1,316,615       1,212,767
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         35,066
Mortality & expense charges                                                            (17,853)
                                                                              -----------------
Net investment income (loss)                                                            17,213
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,024)
Realized gain distributions                                                            135,671
Net change in unrealized appreciation (depreciation)                                  (280,660)
                                                                              -----------------
Net gain (loss)                                                                       (153,013)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (135,800)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         17,213   $         22,783
Net realized gain (loss)                                            (8,024)             6,380
Realized gain distributions                                        135,671            146,062
Net change in unrealized appreciation (depreciation)              (280,660)           (79,239)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (135,800)            95,986
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           242,920          1,522,470
Cost of units redeemed                                            (188,807)          (218,692)
Account charges                                                       (882)              (580)
                                                          -----------------  -----------------
Increase (decrease)                                                 53,231          1,303,198
                                                          -----------------  -----------------
Net increase (decrease)                                            (82,569)         1,399,184
Net assets, beginning                                            1,399,184                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,316,615   $      1,399,184
                                                          =================  =================

Units sold                                                         201,324          1,358,000
Units redeemed                                                    (155,802)          (190,755)
                                                          -----------------  -----------------
Net increase (decrease)                                             45,522          1,167,245
Units outstanding, beginning                                     1,167,245                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,212,767          1,167,245
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,765,390
Cost of units redeemed/account charges                                                (408,961)
Net investment income (loss)                                                            39,996
Net realized gain (loss)                                                                (1,644)
Realized gain distributions                                                            281,733
Net change in unrealized appreciation (depreciation)                                  (359,899)
                                                                              -----------------
Net assets                                                                    $      1,316,615
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               1,213  $            1,317               1.25%               -9.4%
12/31/2017                     1.20               1,167               1,399               1.25%               20.6%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.2%
12/31/2017                     1.20                   0                   0               1.00%               20.9%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -9.0%
12/31/2017                     1.21                   0                   0               0.75%               21.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.7%
12/31/2017                     1.21                   0                   0               0.50%               21.5%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.5%
12/31/2017                     1.21                   0                   0               0.25%               21.8%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -8.3%
12/31/2017                     1.21                   0                   0               0.00%               22.1%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        4.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              BMO BALANCED ALLOCATION FUND R6 CLASS - 09658L224

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,109,295  $     3,733,275          406,975
                                                       ===============  ===============
Receivables: investments sold                   3,096
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,112,391
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,112,391       2,967,288  $          1.05
Band 100                                         --              --             1.05
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     3,112,391       2,967,288
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         84,933
Mortality & expense charges                                                            (24,329)
                                                                              -----------------
Net investment income (loss)                                                            60,604
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,690)
Realized gain distributions                                                            249,757
Net change in unrealized appreciation (depreciation)                                  (607,135)
                                                                              -----------------
Net gain (loss)                                                                       (362,068)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (301,464)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED       PERIOD ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2018*              2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $         60,604   $          4,284
Net realized gain (loss)                                             (4,690)                (1)
Realized gain distributions                                         249,757             17,888
Net change in unrealized appreciation (depreciation)               (607,135)           (16,845)
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                  (301,464)             5,326
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          4,127,432            219,482
Cost of units redeemed                                             (934,959)                --
Account charges                                                      (3,426)                --
                                                           -----------------  -----------------
Increase (decrease)                                               3,189,047            219,482
                                                           -----------------  -----------------
Net increase (decrease)                                           2,887,583            224,808
Net assets, beginning                                               224,808                 --
                                                           -----------------  -----------------
Net assets, ending                                         $      3,112,391   $        224,808
                                                           =================  =================

Units sold                                                        3,575,743            198,938
Units redeemed                                                     (807,393)                --
                                                           -----------------  -----------------
Net increase (decrease)                                           2,768,350            198,938
Units outstanding, beginning                                        198,938                 --
                                                           -----------------  -----------------
Units outstanding, ending                                         2,967,288            198,938
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      4,346,914
Cost of units redeemed/account charges                                                (938,385)
Net investment income (loss)                                                            64,888
Net realized gain (loss)                                                                (4,691)
Realized gain distributions                                                            267,645
Net change in unrealized appreciation (depreciation)                                  (623,980)
                                                                              -----------------
Net assets                                                                    $      3,112,391
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               2,967  $            3,112               1.25%               -7.2%
12/31/2017                     1.13                 199                 225               1.25%               13.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -6.9%
12/31/2017                     1.13                   0                   0               1.00%               13.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -6.7%
12/31/2017                     1.14                   0                   0               0.75%               14.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -6.5%
12/31/2017                     1.14                   0                   0               0.50%               14.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -6.2%
12/31/2017                     1.14                   0                   0               0.25%               14.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -6.0%
12/31/2017                     1.15                   0                   0               0.00%               14.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.1%
    2017        4.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            BMO CONSERVATIVE ALLOCATION FUND R6 CLASS - 09658L315

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         87,061  $       110,586           12,279
                                                       ===============  ===============
Receivables: investments sold                      14
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         87,075
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       87,075          85,859  $          1.01
Band 100                                        --              --             1.02
Band 75                                         --              --             1.02
Band 50                                         --              --             1.03
Band 25                                         --              --             1.04
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       87,075          85,859
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,337
Mortality & expense charges                                                             (1,082)
                                                                              -----------------
Net investment income (loss)                                                             1,255
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,253)
Realized gain distributions                                                             10,923
Net change in unrealized appreciation (depreciation)                                   (15,281)
                                                                              -----------------
Net gain (loss)                                                                         (5,611)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,356)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $          1,255   $          2,409
Net realized gain (loss)                                             (1,253)                (2)
Realized gain distributions                                          10,923              6,460
Net change in unrealized appreciation (depreciation)                (15,281)            (8,244)
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                    (4,356)               623
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             70,614             58,004
Cost of units redeemed                                              (37,650)                --
Account charges                                                        (160)                --
                                                           -----------------  -----------------
Increase (decrease)                                                  32,804             58,004
                                                           -----------------  -----------------
Net increase (decrease)                                              28,448             58,627
Net assets, beginning                                                58,627                 --
                                                           -----------------  -----------------
Net assets, ending                                         $         87,075   $         58,627
                                                           =================  =================

Units sold                                                           66,168             55,286
Units redeemed                                                      (35,595)                --
                                                           -----------------  -----------------
Net increase (decrease)                                              30,573             55,286
Units outstanding, beginning                                         55,286                 --
                                                           -----------------  -----------------
Units outstanding, ending                                            85,859             55,286
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        128,618
Cost of units redeemed/account charges                                                 (37,810)
Net investment income (loss)                                                             3,664
Net realized gain (loss)                                                                (1,255)
Realized gain distributions                                                             17,383
Net change in unrealized appreciation (depreciation)                                   (23,525)
                                                                              -----------------
Net assets                                                                    $         87,075
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                  86  $               87               1.25%               -4.4%
12/31/2017                     1.06                  55                  59               1.25%                6.2%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -4.1%
12/31/2017                     1.06                   0                   0               1.00%                6.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -3.9%
12/31/2017                     1.07                   0                   0               0.75%                6.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -3.6%
12/31/2017                     1.07                   0                   0               0.50%                7.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -3.4%
12/31/2017                     1.07                   0                   0               0.25%                7.2%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -3.2%
12/31/2017                     1.07                   0                   0               0.00%                7.5%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        8.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               BMO GROWTH ALLOCATION FUND R6 CLASS - 09658L398

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       204,741  $        254,006           24,608
                                                      ================  ===============
Receivables: investments sold                    407
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       205,148
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       205,148         192,116  $         1.07
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       205,148         192,116
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,344
Mortality & expense charges                                                             (2,534)
                                                                              -----------------
Net investment income (loss)                                                             2,810
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (299)
Realized gain distributions                                                             17,296
Net change in unrealized appreciation (depreciation)                                   (49,265)
                                                                              -----------------
Net gain (loss)                                                                        (32,268)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (29,458)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,810   $             --
Net realized gain (loss)                                             (299)                --
Realized gain distributions                                        17,296                 --
Net change in unrealized appreciation (depreciation)              (49,265)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (29,458)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          456,240                 --
Cost of units redeemed                                           (220,713)                --
Account charges                                                      (921)                --
                                                         -----------------  ----------------
Increase (decrease)                                               234,606                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           205,148                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        205,148   $             --
                                                         =================  ================

Units sold                                                        374,544                 --
Units redeemed                                                   (182,428)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           192,116                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         192,116                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        456,240
Cost of units redeemed/account charges                                                (221,634)
Net investment income (loss)                                                             2,810
Net realized gain (loss)                                                                  (299)
Realized gain distributions                                                             17,296
Net change in unrealized appreciation (depreciation)                                   (49,265)
                                                                              -----------------
Net assets                                                                    $        205,148
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                 192  $              205               1.25%               -8.5%
12/31/2017                     1.17                   0                   0               1.25%               17.3%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -8.3%
12/31/2017                     1.17                   0                   0               1.00%               17.6%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -8.0%
12/31/2017                     1.17                   0                   0               0.75%               17.9%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -7.8%
12/31/2017                     1.18                   0                   0               0.50%               18.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -7.6%
12/31/2017                     1.18                   0                   0               0.25%               18.5%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -7.3%
12/31/2017                     1.18                   0                   0               0.00%               18.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              BMO MODERATE ALLOCATION FUND R6 CLASS - 09658L174

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        991,450  $     1,173,025          119,740
                                                       ===============  ===============
Receivables: investments sold                   1,168
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        992,618
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       992,618         961,515  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       992,618         961,515
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         28,727
Mortality & expense charges                                                            (12,963)
                                                                              -----------------
Net investment income (loss)                                                            15,764
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,843)
Realized gain distributions                                                             78,461
Net change in unrealized appreciation (depreciation)                                  (157,580)
                                                                              -----------------
Net gain (loss)                                                                        (83,962)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (68,198)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,764   $         14,665
Net realized gain (loss)                                           (4,843)               130
Realized gain distributions                                        78,461             34,743
Net change in unrealized appreciation (depreciation)             (157,580)           (23,995)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (68,198)            25,543
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          642,093            779,721
Cost of units redeemed                                           (374,163)           (11,022)
Account charges                                                    (1,225)              (131)
                                                         -----------------  -----------------
Increase (decrease)                                               266,705            768,568
                                                         -----------------  -----------------
Net increase (decrease)                                           198,507            794,111
Net assets, beginning                                             794,111                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        992,618   $        794,111
                                                         =================  =================

Units sold                                                        577,294            735,307
Units redeemed                                                   (340,503)           (10,583)
                                                         -----------------  -----------------
Net increase (decrease)                                           236,791            724,724
Units outstanding, beginning                                      724,724                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         961,515            724,724
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,421,814
Cost of units redeemed/account charges                                                (386,541)
Net investment income (loss)                                                            30,429
Net realized gain (loss)                                                                (4,713)
Realized gain distributions                                                            113,204
Net change in unrealized appreciation (depreciation)                                  (181,575)
                                                                              -----------------
Net assets                                                                    $        992,618
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 962  $              993               1.25%               -5.8%
12/31/2017                     1.10                 725                 794               1.25%                9.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -5.5%
12/31/2017                     1.10                   0                   0               1.00%               10.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -5.3%
12/31/2017                     1.10                   0                   0               0.75%               10.4%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -5.1%
12/31/2017                     1.10                   0                   0               0.50%               10.7%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -4.8%
12/31/2017                     1.11                   0                   0               0.25%               11.0%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -4.6%
12/31/2017                     1.11                   0                   0               0.00%               11.2%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        4.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       BMO AGGRESSIVE ALLOCATION FUND Y CLASS - 09658L257 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.25%               -9.9%
12/31/2017                     1.19                   0                   0               1.25%               20.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -9.7%
12/31/2017                     1.20                   0                   0               1.00%               20.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -9.4%
12/31/2017                     1.20                   0                   0               0.75%               20.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -9.2%
12/31/2017                     1.20                   0                   0               0.50%               21.1%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -9.0%
12/31/2017                     1.21                   0                   0               0.25%               21.4%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -8.7%
12/31/2017                     1.21                   0                   0               0.00%               21.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BMO BALANCED ALLOCATION FUND Y CLASS - 09658L216 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%               -7.6%
12/31/2017                     1.13                   0                   0               1.25%               13.0%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -7.3%
12/31/2017                     1.13                   0                   0               1.00%               13.3%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -7.1%
12/31/2017                     1.13                   0                   0               0.75%               13.6%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -6.9%
12/31/2017                     1.13                   0                   0               0.50%               13.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -6.6%
12/31/2017                     1.14                   0                   0               0.25%               14.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -6.4%
12/31/2017                     1.14                   0                   0               0.00%               14.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      BMO CONSERVATIVE ALLOCATION FUND Y CLASS - 09658L299 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%               -4.8%
12/31/2017                     1.06                   0                   0               1.25%                5.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -4.6%
12/31/2017                     1.06                   0                   0               1.00%                6.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -4.3%
12/31/2017                     1.06                   0                   0               0.75%                6.3%
12/31/2016                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -4.1%
12/31/2017                     1.06                   0                   0               0.50%                6.6%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -3.8%
12/31/2017                     1.07                   0                   0               0.25%                6.9%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -3.6%
12/31/2017                     1.07                   0                   0               0.00%                7.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         BMO GROWTH ALLOCATION FUND Y CLASS - 09658L380 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.25%               -8.8%
12/31/2017                     1.16                   0                   0               1.25%               16.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -8.6%
12/31/2017                     1.16                   0                   0               1.00%               17.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -8.4%
12/31/2017                     1.17                   0                   0               0.75%               17.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -8.1%
12/31/2017                     1.17                   0                   0               0.50%               17.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -7.9%
12/31/2017                     1.17                   0                   0               0.25%               18.0%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -7.7%
12/31/2017                     1.18                   0                   0               0.00%               18.3%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BMO MODERATE ALLOCATION FUND Y CLASS - 09658L166 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%               -6.1%
12/31/2017                     1.09                   0                   0               1.25%                9.3%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -5.9%
12/31/2017                     1.09                   0                   0               1.00%                9.6%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -5.6%
12/31/2017                     1.10                   0                   0               0.75%                9.9%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -5.4%
12/31/2017                     1.10                   0                   0               0.50%               10.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -5.2%
12/31/2017                     1.10                   0                   0               0.25%               10.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -4.9%
12/31/2017                     1.11                   0                   0               0.00%               10.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       BMO AGGRESSIVE ALLOCATION FUND R3 CLASS - 09658L273 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.25%              -10.1%
12/31/2017                     1.19                   0                   0               1.25%               19.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -9.9%
12/31/2017                     1.19                   0                   0               1.00%               20.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -9.7%
12/31/2017                     1.20                   0                   0               0.75%               20.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -9.4%
12/31/2017                     1.20                   0                   0               0.50%               20.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -9.2%
12/31/2017                     1.20                   0                   0               0.25%               21.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -9.0%
12/31/2017                     1.21                   0                   0               0.00%               21.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BMO BALANCED ALLOCATION FUND R3 CLASS - 09658L232 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%               -7.8%
12/31/2017                     1.12                   0                   0               1.25%               12.7%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -7.6%
12/31/2017                     1.13                   0                   0               1.00%               13.0%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -7.3%
12/31/2017                     1.13                   0                   0               0.75%               13.3%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -7.1%
12/31/2017                     1.13                   0                   0               0.50%               13.6%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -6.9%
12/31/2017                     1.14                   0                   0               0.25%               13.9%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -6.6%
12/31/2017                     1.14                   0                   0               0.00%               14.2%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      BMO CONSERVATIVE ALLOCATION FUND R3 CLASS - 09658L323 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.25%               -5.1%
12/31/2017                     1.05                   0                   0               1.25%                5.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -4.8%
12/31/2017                     1.06                   0                   0               1.00%                5.7%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -4.6%
12/31/2017                     1.06                   0                   0               0.75%                6.0%
12/31/2016                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -4.3%
12/31/2017                     1.06                   0                   0               0.50%                6.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -4.1%
12/31/2017                     1.06                   0                   0               0.25%                6.5%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -3.9%
12/31/2017                     1.07                   0                   0               0.00%                6.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         BMO GROWTH ALLOCATION FUND R3 CLASS - 09658L414 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%               -9.1%
12/31/2017                     1.16                   0                   0               1.25%               16.6%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -8.8%
12/31/2017                     1.16                   0                   0               1.00%               16.9%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -8.6%
12/31/2017                     1.17                   0                   0               0.75%               17.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -8.4%
12/31/2017                     1.17                   0                   0               0.50%               17.5%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -8.2%
12/31/2017                     1.17                   0                   0               0.25%               17.8%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -7.9%
12/31/2017                     1.17                   0                   0               0.00%               18.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BMO MODERATE ALLOCATION FUND R3 CLASS - 09658L182 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%               -6.4%
12/31/2017                     1.09                   0                   0               1.25%                9.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -6.1%
12/31/2017                     1.09                   0                   0               1.00%                9.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -5.9%
12/31/2017                     1.09                   0                   0               0.75%                9.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -5.7%
12/31/2017                     1.10                   0                   0               0.50%               10.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -5.4%
12/31/2017                     1.10                   0                   0               0.25%               10.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -5.2%
12/31/2017                     1.10                   0                   0               0.00%               10.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 BMO MID-CAP GROWTH FUND A CLASS - 09658W600

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        273,452  $       324,025           22,655
                                                       ===============  ===============
Receivables: investments sold                   1,709
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        275,161
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       251,665         233,128  $         1.08
Band 100                                    23,496          21,677            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       275,161         254,805
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (3,830)
                                                                             -----------------
Net investment income (loss)                                                           (3,830)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,871
Realized gain distributions                                                            54,183
Net change in unrealized appreciation (depreciation)                                  (69,581)
                                                                             -----------------
Net gain (loss)                                                                        (9,527)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (13,357)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,830)  $         (2,080)
Net realized gain (loss)                                            5,871                852
Realized gain distributions                                        54,183             18,734
Net change in unrealized appreciation (depreciation)              (69,581)            19,008
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,357)            36,514
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           25,126            298,650
Cost of units redeemed                                            (46,380)           (25,159)
Account charges                                                      (152)               (81)
                                                         -----------------  -----------------
Increase (decrease)                                               (21,406)           273,410
                                                         -----------------  -----------------
Net increase (decrease)                                           (34,763)           309,924
Net assets, beginning                                             309,924                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        275,161   $        309,924
                                                         =================  =================

Units sold                                                         21,139            296,665
Units redeemed                                                    (38,518)           (24,481)
                                                         -----------------  -----------------
Net increase (decrease)                                           (17,379)           272,184
Units outstanding, beginning                                      272,184                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         254,805            272,184
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        323,776
Cost of units redeemed/account charges                                                (71,772)
Net investment income (loss)                                                           (5,910)
Net realized gain (loss)                                                                6,723
Realized gain distributions                                                            72,917
Net change in unrealized appreciation (depreciation)                                  (50,573)
                                                                             -----------------
Net assets                                                                   $        275,161
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 233  $              252               1.25%               -5.2%
12/31/2017                     1.14                 250                 285               1.25%               13.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                  22  $               23               1.00%               -4.9%
12/31/2017                     1.14                  22                  25               1.00%               14.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -4.7%
12/31/2017                     1.14                   0                   0               0.75%               14.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -4.5%
12/31/2017                     1.14                   0                   0               0.50%               14.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -4.2%
12/31/2017                     1.15                   0                   0               0.25%               14.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -4.0%
12/31/2017                     1.15                   0                   0               0.00%               14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 BMO MID-CAP VALUE FUND A CLASS - 09658W501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        555,295  $       691,296           59,967
                                                       ===============  ===============
Receivables: investments sold                   2,770
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        558,065
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       418,422         448,125  $         0.93
Band 100                                   139,643         148,948            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       558,065         597,073
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,605
Mortality & expense charges                                                            (7,694)
                                                                             -----------------
Net investment income (loss)                                                           (2,089)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,636
Realized gain distributions                                                            69,712
Net change in unrealized appreciation (depreciation)                                 (179,287)
                                                                             -----------------
Net gain (loss)                                                                      (105,939)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (108,028)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,089)  $         (2,052)
Net realized gain (loss)                                            3,636              7,157
Realized gain distributions                                        69,712             25,284
Net change in unrealized appreciation (depreciation)             (179,287)            43,286
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (108,028)            73,675
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           60,049            747,764
Cost of units redeemed                                            (56,832)          (158,182)
Account charges                                                      (129)              (252)
                                                         -----------------  -----------------
Increase (decrease)                                                 3,088            589,330
                                                         -----------------  -----------------
Net increase (decrease)                                          (104,940)           663,005
Net assets, beginning                                             663,005                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        558,065   $        663,005
                                                         =================  =================

Units sold                                                         56,900            764,684
Units redeemed                                                    (52,591)          (171,920)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,309            592,764
Units outstanding, beginning                                      592,764                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         597,073            592,764
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        807,813
Cost of units redeemed/account charges                                              (215,395)
Net investment income (loss)                                                          (4,141)
Net realized gain (loss)                                                              10,793
Realized gain distributions                                                           94,996
Net change in unrealized appreciation (depreciation)                                (136,001)
                                                                            -----------------
Net assets                                                                  $        558,065
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 448  $              418               1.25%              -16.5%
12/31/2017                     1.12                 434                 486               1.25%               11.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                 149  $              140               1.00%              -16.3%
12/31/2017                     1.12                 158                 177               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -16.1%
12/31/2017                     1.12                   0                   0               0.75%               12.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -15.9%
12/31/2017                     1.12                   0                   0               0.50%               12.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -15.6%
12/31/2017                     1.13                   0                   0               0.25%               12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -15.4%
12/31/2017                     1.13                   0                   0               0.00%               12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           BMO MID-CAP VALUE FUND R6 CLASS - 09658V438 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%              -16.1%
12/31/2017                     1.11                   0                   0               1.25%               11.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%              -15.9%
12/31/2017                     1.11                   0                   0               1.00%               11.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -15.7%
12/31/2017                     1.11                   0                   0               0.75%               11.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -15.5%
12/31/2017                     1.11                   0                   0               0.50%               11.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -15.3%
12/31/2017                     1.12                   0                   0               0.25%               11.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -15.0%
12/31/2017                     1.12                   0                   0               0.00%               11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                BMO SMALL-CAP GROWTH FUND A CLASS - 09658V339

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,319,838  $     1,667,572           95,502
                                                       ===============  ===============
Receivables: investments sold                   5,558
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,325,396
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       794,230         791,470  $          1.00
Band 100                                    314,886         312,541             1.01
Band 75                                          --              --             1.01
Band 50                                     216,280         212,956             1.02
Band 25                                          --              --             1.02
Band 0                                           --              --             1.02
                                    ---------------  --------------
 Total                              $     1,325,396       1,316,967
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (18,267)
                                                                            -----------------
Net investment income (loss)                                                         (18,267)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              33,419
Realized gain distributions                                                          222,699
Net change in unrealized appreciation (depreciation)                                (362,399)
                                                                            -----------------
Net gain (loss)                                                                     (106,281)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (124,548)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,267)  $        (11,013)
Net realized gain (loss)                                           33,419             12,869
Realized gain distributions                                       222,699            179,533
Net change in unrealized appreciation (depreciation)             (362,399)            14,665
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (124,548)           196,054
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          171,122          1,780,167
Cost of units redeemed                                           (456,064)          (240,495)
Account charges                                                      (465)              (375)
                                                         -----------------  -----------------
Increase (decrease)                                              (285,407)         1,539,297
                                                         -----------------  -----------------
Net increase (decrease)                                          (409,955)         1,735,351
Net assets, beginning                                           1,735,351                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,325,396   $      1,735,351
                                                         =================  =================

Units sold                                                        143,919          1,794,188
Units redeemed                                                   (382,022)          (239,118)
                                                         -----------------  -----------------
Net increase (decrease)                                          (238,103)         1,555,070
Units outstanding, beginning                                    1,555,070                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,316,967          1,555,070
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,951,289
Cost of units redeemed/account charges                                              (697,399)
Net investment income (loss)                                                         (29,280)
Net realized gain (loss)                                                              46,288
Realized gain distributions                                                          402,232
Net change in unrealized appreciation (depreciation)                                (347,734)
                                                                            -----------------
Net assets                                                                  $      1,325,396
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/26/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 791  $              794               1.25%              -10.0%
12/31/2017                     1.11                 979               1,091               1.25%               11.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 313  $              315               1.00%               -9.8%
12/31/2017                     1.12                 352                 393               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -9.5%
12/31/2017                     1.12                   0                   0               0.75%               11.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 213  $              216               0.50%               -9.3%
12/31/2017                     1.12                 224                 251               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -9.1%
12/31/2017                     1.12                   0                   0               0.25%               12.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -8.8%
12/31/2017                     1.12                   0                   0               0.00%               12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          BMO SMALL-CAP VALUE FUND R6 CLASS - 09658V388 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%              -15.8%
12/31/2017                     1.11                   0                   0               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -15.6%
12/31/2017                     1.11                   0                   0               1.00%               11.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -15.4%
12/31/2017                     1.12                   0                   0               0.75%               11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -15.2%
12/31/2017                     1.12                   0                   0               0.50%               11.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -15.0%
12/31/2017                     1.12                   0                   0               0.25%               11.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -14.7%
12/31/2017                     1.12                   0                   0               0.00%               12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         BMO LARGE-CAP GROWTH FUND R6 CLASS - 09658W576 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/22/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          BMO LARGE-CAP GROWTH FUND Y CLASS - 09658L745 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/22/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         BMO TCH CORE PLUS BOND FUND I CLASS - 09658L885 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/22/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         BMO TCH CORE PLUS BOND FUND Y CLASS - 09658L877 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/22/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                CALVERT EQUITY PORTFOLIO A CLASS - 131618308

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,821,810   $     1,857,566           43,772
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (336)
                                     ---------------
Net assets                           $    1,821,474
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,762,801         656,805  $          2.68
Band 100                                    58,673          21,044             2.79
Band 75                                         --              --             2.90
Band 50                                         --              --             3.01
Band 25                                         --              --             3.13
Band 0                                          --              --             3.30
                                    --------------  --------------
 Total                              $    1,821,474         677,849
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            514
Mortality & expense charges                                                          (25,316)
                                                                            -----------------
Net investment income (loss)                                                         (24,802)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              54,791
Realized gain distributions                                                          147,504
Net change in unrealized appreciation (depreciation)                                 (85,504)
                                                                            -----------------
Net gain (loss)                                                                      116,791
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         91,989
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (24,802)  $        (23,960)
Net realized gain (loss)                                           54,791             (6,483)
Realized gain distributions                                       147,504            164,228
Net change in unrealized appreciation (depreciation)              (85,504)           334,340
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  91,989            468,125
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          188,270            246,566
Cost of units redeemed                                           (697,533)          (523,581)
Account charges                                                    (1,105)            (1,483)
                                                         -----------------  -----------------
Increase (decrease)                                              (510,368)          (278,498)
                                                         -----------------  -----------------
Net increase (decrease)                                          (418,379)           189,627
Net assets, beginning                                           2,239,853          2,050,226
                                                         -----------------  -----------------
Net assets, ending                                       $      1,821,474   $      2,239,853
                                                         =================  =================

Units sold                                                         67,856            103,599
Units redeemed                                                   (251,318)          (222,227)
                                                         -----------------  -----------------
Net increase (decrease)                                          (183,462)          (118,628)
Units outstanding, beginning                                      861,311            979,939
                                                         -----------------  -----------------
Units outstanding, ending                                         677,849            861,311
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     8,653,987
Cost of units redeemed/account charges                                           (8,954,395)
Net investment income (loss)                                                       (249,393)
Net realized gain (loss)                                                            755,448
Realized gain distributions                                                       1,651,583
Net change in unrealized appreciation (depreciation)                                (35,756)
                                                                            ----------------
Net assets                                                                  $     1,821,474
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68                 657  $            1,763               1.25%                3.7%
12/31/2017                     2.59                 808               2,092               1.25%               24.2%
12/31/2016                     2.08                 918               1,913               1.25%                1.1%
12/31/2015                     2.06               1,069               2,204               1.25%                2.4%
12/31/2014                     2.01               1,576               3,172               1.25%                9.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.79                  21  $               59               1.00%                4.0%
12/31/2017                     2.68                  21                  57               1.00%               24.5%
12/31/2016                     2.15                  28                  61               1.00%                1.3%
12/31/2015                     2.13                  31                  66               1.00%                2.6%
12/31/2014                     2.07                  30                  63               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.90                   0  $                0               0.75%                4.3%
12/31/2017                     2.78                   0                   0               0.75%               24.9%
12/31/2016                     2.23                   0                   0               0.75%                1.6%
12/31/2015                     2.19                   0                   0               0.75%                2.9%
12/31/2014                     2.13                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.01                   0  $                0               0.50%                4.5%
12/31/2017                     2.88                  32                  91               0.50%               25.2%
12/31/2016                     2.30                  33                  76               0.50%                1.8%
12/31/2015                     2.26                  36                  81               0.50%                3.2%
12/31/2014                     2.19                  38                  83               0.50%               10.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.13                   0  $                0               0.25%                4.8%
12/31/2017                     2.98                   0                   0               0.25%               25.5%
12/31/2016                     2.38                   0                   0               0.25%                2.1%
12/31/2015                     2.33                   0                   0               0.25%                3.4%
12/31/2014                     2.25                   0                   0               0.25%               10.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.30                   0  $                0               0.00%                5.0%
12/31/2017                     3.14                   0                   0               0.00%               25.8%
12/31/2016                     2.50                   0                   0               0.00%                2.3%
12/31/2015                     2.44                  92                 225               0.00%                3.7%
12/31/2014                     2.36                 136                 322               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.1%
    2016        0.1%
    2015        0.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   CALVERT INCOME FUND A CLASS - 131582207

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       436,176   $       457,580           28,140
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,593)
                                     ----------------
Net assets                           $       434,583
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       434,583         280,499  $         1.55
Band 100                                        --              --            1.61
Band 75                                         --              --            1.67
Band 50                                         --              --            1.74
Band 25                                         --              --            1.80
Band 0                                          --              --            1.91
                                   ---------------  --------------
 Total                             $       434,583         280,499
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         15,645
Mortality & expense charges                                                             (5,662)
                                                                              -----------------
Net investment income (loss)                                                             9,983
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,201)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (29,987)
                                                                              -----------------
Net gain (loss)                                                                        (31,188)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (21,205)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          9,983   $          9,374
Net realized gain (loss)                                            (1,201)             1,278
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (29,987)            18,131
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (21,205)            28,783
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            55,461            112,732
Cost of units redeemed                                             (77,890)          (317,663)
Account charges                                                       (165)              (278)
                                                          -----------------  -----------------
Increase (decrease)                                                (22,594)          (205,209)
                                                          -----------------  -----------------
Net increase (decrease)                                            (43,799)          (176,426)
Net assets, beginning                                              478,382            654,808
                                                          -----------------  -----------------
Net assets, ending                                        $        434,583   $        478,382
                                                          =================  =================

Units sold                                                          35,203             71,148
Units redeemed                                                     (49,382)          (200,992)
                                                          -----------------  -----------------
Net increase (decrease)                                            (14,179)          (129,844)
Units outstanding, beginning                                       294,678            424,522
                                                          -----------------  -----------------
Units outstanding, ending                                          280,499            294,678
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     27,167,463
Cost of units redeemed/account charges                                           (28,930,000)
Net investment income (loss)                                                       2,107,636
Net realized gain (loss)                                                            (275,391)
Realized gain distributions                                                          386,279
Net change in unrealized appreciation (depreciation)                                 (21,404)
                                                                            -----------------
Net assets                                                                  $        434,583
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                 280  $              435               1.25%               -4.6%
12/31/2017                     1.62                 295                 478               1.25%                5.2%
12/31/2016                     1.54                 425                 655               1.25%                4.3%
12/31/2015                     1.48                 482                 713               1.25%               -2.4%
12/31/2014                     1.52                 570                 864               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%               -4.3%
12/31/2017                     1.68                   0                   0               1.00%                5.5%
12/31/2016                     1.59                   0                   0               1.00%                4.6%
12/31/2015                     1.52                   0                   0               1.00%               -2.2%
12/31/2014                     1.56                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%               -4.1%
12/31/2017                     1.74                   0                   0               0.75%                5.8%
12/31/2016                     1.65                   0                   0               0.75%                4.8%
12/31/2015                     1.57                   0                   0               0.75%               -1.9%
12/31/2014                     1.60                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.50%               -3.8%
12/31/2017                     1.81                   0                   0               0.50%                6.0%
12/31/2016                     1.70                   0                   0               0.50%                5.1%
12/31/2015                     1.62                   0                   0               0.50%               -1.7%
12/31/2014                     1.65                   0                   0               0.50%                4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.25%               -3.6%
12/31/2017                     1.87                   0                   0               0.25%                6.3%
12/31/2016                     1.76                   0                   0               0.25%                5.3%
12/31/2015                     1.67                   0                   0               0.25%               -1.4%
12/31/2014                     1.70                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.00%               -3.4%
12/31/2017                     1.97                   0                   0               0.00%                6.6%
12/31/2016                     1.85                   0                   0               0.00%                5.6%
12/31/2015                     1.75                   0                   0               0.00%               -1.2%
12/31/2014                     1.77                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        2.8%
    2016        3.1%
    2015        3.0%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 CALVERT SMALL CAP FUND A CLASS - 13161P508

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        152,965  $       166,496            7,336
                                                       ===============  ===============
Receivables: investments sold                   1,289
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        154,254
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       154,254          75,400  $         2.05
Band 100                                        --              --            2.09
Band 75                                         --              --            2.13
Band 50                                         --              --            2.18
Band 25                                         --              --            2.22
Band 0                                          --              --            2.27
                                   ---------------  --------------
 Total                             $       154,254          75,400
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,086)
                                                                             -----------------
Net investment income (loss)                                                           (2,086)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  277
Realized gain distributions                                                             8,613
Net change in unrealized appreciation (depreciation)                                  (20,620)
                                                                             -----------------
Net gain (loss)                                                                       (11,730)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (13,816)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,086)  $         (2,267)
Net realized gain (loss)                                              277             11,337
Realized gain distributions                                         8,613             19,041
Net change in unrealized appreciation (depreciation)              (20,620)            (9,814)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,816)            18,297
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           17,664             26,322
Cost of units redeemed                                             (2,831)           (91,091)
Account charges                                                      (131)              (223)
                                                         -----------------  -----------------
Increase (decrease)                                                14,702            (64,992)
                                                         -----------------  -----------------
Net increase (decrease)                                               886            (46,695)
Net assets, beginning                                             153,368            200,063
                                                         -----------------  -----------------
Net assets, ending                                       $        154,254   $        153,368
                                                         =================  =================

Units sold                                                          7,742             12,796
Units redeemed                                                     (1,301)           (44,402)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,441            (31,606)
Units outstanding, beginning                                       68,959            100,565
                                                         -----------------  -----------------
Units outstanding, ending                                          75,400             68,959
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        515,598
Cost of units redeemed/account charges                                              (515,900)
Net investment income (loss)                                                         (19,165)
Net realized gain (loss)                                                              69,506
Realized gain distributions                                                          117,746
Net change in unrealized appreciation (depreciation)                                 (13,531)
                                                                            -----------------
Net assets                                                                  $        154,254
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                  75  $              154               1.25%               -8.0%
12/31/2017                     2.22                  69                 153               1.25%               11.8%
12/31/2016                     1.99                 101                 200               1.25%               18.5%
12/31/2015                     1.68                 114                 192               1.25%               -2.3%
12/31/2014                     1.72                 208                 358               1.25%                5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               1.00%               -7.8%
12/31/2017                     2.26                   0                   0               1.00%               12.1%
12/31/2016                     2.02                   0                   0               1.00%               18.8%
12/31/2015                     1.70                   0                   0               1.00%               -2.1%
12/31/2014                     1.74                   0                   0               1.00%                6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               0.75%               -7.6%
12/31/2017                     2.31                   0                   0               0.75%               12.4%
12/31/2016                     2.05                   0                   0               0.75%               19.1%
12/31/2015                     1.72                   0                   0               0.75%               -1.8%
12/31/2014                     1.76                   0                   0               0.75%                6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               0.50%               -7.3%
12/31/2017                     2.35                   0                   0               0.50%               12.6%
12/31/2016                     2.08                   0                   0               0.50%               19.4%
12/31/2015                     1.75                   0                   0               0.50%               -1.6%
12/31/2014                     1.77                   0                   0               0.50%                6.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.25%               -7.1%
12/31/2017                     2.39                   0                   0               0.25%               12.9%
12/31/2016                     2.12                   0                   0               0.25%               19.7%
12/31/2015                     1.77                   0                   0               0.25%               -1.3%
12/31/2014                     1.79                   0                   0               0.25%                6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               0.00%               -6.9%
12/31/2017                     2.43                   0                   0               0.00%               13.2%
12/31/2016                     2.15                   0                   0               0.00%               20.0%
12/31/2015                     1.79                   0                   0               0.00%               -1.1%
12/31/2014                     1.81                   0                   0               0.00%                7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,835,446  $     6,988,423          212,352
                                                       ===============  ===============
Receivables: investments sold                   3,407
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,838,853
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,701,110       1,345,014  $          4.24
Band 100                                    118,394          26,886             4.40
Band 75                                          --              --             4.57
Band 50                                          --              --             4.75
Band 25                                          --              --             4.94
Band 0                                       19,349           3,392             5.70
                                    ---------------  --------------
 Total                              $     5,838,853       1,375,292
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         36,001
Mortality & expense charges                                                           (87,015)
                                                                             -----------------
Net investment income (loss)                                                          (51,014)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (79,004)
Realized gain distributions                                                           674,848
Net change in unrealized appreciation (depreciation)                                 (853,991)
                                                                             -----------------
Net gain (loss)                                                                      (258,147)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (309,161)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (51,014)  $        (47,339)
Net realized gain (loss)                                          (79,004)          (260,475)
Realized gain distributions                                       674,848                 --
Net change in unrealized appreciation (depreciation)             (853,991)         1,093,576
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (309,161)           785,762
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          668,475            748,248
Cost of units redeemed                                         (2,227,353)        (2,191,126)
Account charges                                                    (3,545)            (6,547)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,562,423)        (1,449,425)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,871,584)          (663,663)
Net assets, beginning                                           7,710,437          8,374,100
                                                         -----------------  -----------------
Net assets, ending                                       $      5,838,853   $      7,710,437
                                                         =================  =================

Units sold                                                        152,273            177,935
Units redeemed                                                   (491,538)          (517,150)
                                                         -----------------  -----------------
Net increase (decrease)                                          (339,265)          (339,215)
Units outstanding, beginning                                    1,714,557          2,053,772
                                                         -----------------  -----------------
Units outstanding, ending                                       1,375,292          1,714,557
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    172,075,983
Cost of units redeemed/account charges                                          (171,536,178)
Net investment income (loss)                                                         709,099
Net realized gain (loss)                                                            (246,407)
Realized gain distributions                                                        5,989,333
Net change in unrealized appreciation (depreciation)                              (1,152,977)
                                                                            -----------------
Net assets                                                                  $      5,838,853
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.24               1,345  $            5,701               1.25%               -5.6%
12/31/2017                     4.49               1,670               7,500               1.25%               10.3%
12/31/2016                     4.07               2,011               8,189               1.25%                5.9%
12/31/2015                     3.85               2,432               9,354               1.25%               -4.5%
12/31/2014                     4.03               2,160               8,698               1.25%                6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.40                  27  $              118               1.00%               -5.4%
12/31/2017                     4.65                  43                 198               1.00%               10.5%
12/31/2016                     4.21                  40                 169               1.00%                6.2%
12/31/2015                     3.97                  78                 311               1.00%               -4.2%
12/31/2014                     4.14                  51                 210               1.00%                7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.57                   0  $                0               0.75%               -5.1%
12/31/2017                     4.82                   0                   0               0.75%               10.8%
12/31/2016                     4.35                   0                   0               0.75%                6.4%
12/31/2015                     4.09                   0                   0               0.75%               -4.0%
12/31/2014                     4.26                   0                   0               0.75%                7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.75                   0  $                0               0.50%               -4.9%
12/31/2017                     5.00                   0                   0               0.50%               11.1%
12/31/2016                     4.50                   0                   0               0.50%                6.7%
12/31/2015                     4.22                   0                   0               0.50%               -3.8%
12/31/2014                     4.38                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.94                   0  $                0               0.25%               -4.7%
12/31/2017                     5.18                   0                   0               0.25%               11.4%
12/31/2016                     4.65                   0                   0               0.25%                7.0%
12/31/2015                     4.35                   0                   0               0.25%               -3.5%
12/31/2014                     4.51                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.70                   3  $               19               0.00%               -4.4%
12/31/2017                     5.97                   2                  12               0.00%               11.7%
12/31/2016                     5.35                   3                  16               0.00%                7.2%
12/31/2015                     4.98                   0                   0               0.00%               -3.3%
12/31/2014                     5.15                   0                   0               0.00%                8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.7%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     CALVERT US LARGE CAP CORE RESPONSIBLE INDEX FUND R6 CLASS - 131582298
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2018                     0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              CLEARBRIDGE APPRECIATION FUND R CLASS - 52468E501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.76
Band 100                                        --              --            1.79
Band 75                                         --              --            1.82
Band 50                                         --              --            1.85
Band 25                                         --              --            1.88
Band 0                                          --              --            1.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            145
Mortality & expense charges                                                             (722)
                                                                            -----------------
Net investment income (loss)                                                            (577)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,401
Realized gain distributions                                                            1,209
Net change in unrealized appreciation (depreciation)                                  (9,285)
                                                                            -----------------
Net gain (loss)                                                                        3,325
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          2,748
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (577)  $           (389)
Net realized gain (loss)                                           11,401                944
Realized gain distributions                                         1,209              3,173
Net change in unrealized appreciation (depreciation)               (9,285)             5,601
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,748              9,329
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           15,551             16,041
Cost of units redeemed                                            (85,545)            (4,740)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               (69,994)            11,301
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,246)            20,630
Net assets, beginning                                              67,246             46,616
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $         67,246
                                                         =================  =================

Units sold                                                          8,242             10,935
Units redeemed                                                    (44,960)            (4,173)
                                                         -----------------  -----------------
Net increase (decrease)                                           (36,718)             6,762
Units outstanding, beginning                                       36,718             29,956
                                                         -----------------  -----------------
Units outstanding, ending                                              --             36,718
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        421,079
Cost of units redeemed/account charges                                              (489,799)
Net investment income (loss)                                                          (3,651)
Net realized gain (loss)                                                              52,835
Realized gain distributions                                                           19,536
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               1.25%               -3.7%
12/31/2017                     1.83                  37                  67               1.25%               17.7%
12/31/2016                     1.56                  30                  47               1.25%                7.4%
12/31/2015                     1.45                  27                  40               1.25%               -0.2%
12/31/2014                     1.45                   5                   7               1.25%                9.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               1.00%               -3.5%
12/31/2017                     1.86                   0                   0               1.00%               18.0%
12/31/2016                     1.57                   0                   0               1.00%                7.6%
12/31/2015                     1.46                   0                   0               1.00%                0.1%
12/31/2014                     1.46                   0                   0               1.00%                9.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.75%               -3.2%
12/31/2017                     1.88                   0                   0               0.75%               18.3%
12/31/2016                     1.59                   0                   0               0.75%                7.9%
12/31/2015                     1.47                   0                   0               0.75%                0.3%
12/31/2014                     1.47                   0                   0               0.75%                9.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.50%               -3.0%
12/31/2017                     1.90                   0                   0               0.50%               18.6%
12/31/2016                     1.60                   0                   0               0.50%                8.2%
12/31/2015                     1.48                   0                   0               0.50%                0.6%
12/31/2014                     1.48                   0                   0               0.50%                9.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.25%               -2.7%
12/31/2017                     1.93                   0                   0               0.25%               18.9%
12/31/2016                     1.62                   0                   0               0.25%                8.4%
12/31/2015                     1.50                   0                   0               0.25%                0.8%
12/31/2014                     1.48                   0                   0               0.25%               10.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.00%               -2.5%
12/31/2017                     1.95                   0                   0               0.00%               19.2%
12/31/2016                     1.64                   0                   0               0.00%                8.7%
12/31/2015                     1.51                   0                   0               0.00%                1.1%
12/31/2014                     1.49                   0                   0               0.00%               10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.6%
    2016        0.8%
    2015        1.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             CLEARBRIDGE APPRECIATION FUND FI CLASS - 52468E600

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       738,893   $       732,007           33,801
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,682)
                                     ----------------
Net assets                           $       734,211
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       734,211         408,797  $         1.80
Band 100                                        --              --            1.82
Band 75                                         --              --            1.85
Band 50                                         --              --            1.88
Band 25                                         --              --            1.91
Band 0                                          --              --            1.94
                                   ---------------  --------------
 Total                             $       734,211         408,797
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,043
Mortality & expense charges                                                           (9,845)
                                                                            -----------------
Net investment income (loss)                                                          (2,802)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,612
Realized gain distributions                                                           38,986
Net change in unrealized appreciation (depreciation)                                 (93,541)
                                                                            -----------------
Net gain (loss)                                                                      (26,943)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (29,745)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,802)  $         (6,216)
Net realized gain (loss)                                           27,612            131,739
Realized gain distributions                                        38,986             37,273
Net change in unrealized appreciation (depreciation)              (93,541)             4,383
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (29,745)           167,179
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          197,651            314,531
Cost of units redeemed                                           (210,023)          (830,319)
Account charges                                                      (417)              (525)
                                                         -----------------  -----------------
Increase (decrease)                                               (12,789)          (516,313)
                                                         -----------------  -----------------
Net increase (decrease)                                           (42,534)          (349,134)
Net assets, beginning                                             776,745          1,125,879
                                                         -----------------  -----------------
Net assets, ending                                       $        734,211   $        776,745
                                                         =================  =================

Units sold                                                        104,810            191,626
Units redeemed                                                   (113,797)          (488,325)
                                                         -----------------  -----------------
Net increase (decrease)                                            (8,987)          (296,699)
Units outstanding, beginning                                      417,784            714,483
                                                         -----------------  -----------------
Units outstanding, ending                                         408,797            417,784
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,810,772
Cost of units redeemed/account charges                                           (1,385,738)
Net investment income (loss)                                                        (12,286)
Net realized gain (loss)                                                            184,315
Realized gain distributions                                                         130,262
Net change in unrealized appreciation (depreciation)                                  6,886
                                                                            ----------------
Net assets                                                                  $       734,211
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                 409  $              734               1.25%               -3.4%
12/31/2017                     1.86                 418                 777               1.25%               18.0%
12/31/2016                     1.58                 714               1,126               1.25%                7.7%
12/31/2015                     1.46                 343                 502               1.25%                0.2%
12/31/2014                     1.46                 108                 158               1.25%                9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               1.00%               -3.2%
12/31/2017                     1.88                   0                   0               1.00%               18.3%
12/31/2016                     1.59                   0                   0               1.00%                8.0%
12/31/2015                     1.47                   0                   0               1.00%                0.4%
12/31/2014                     1.47                   0                   0               1.00%                9.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.75%               -2.9%
12/31/2017                     1.91                   0                   0               0.75%               18.6%
12/31/2016                     1.61                   0                   0               0.75%                8.2%
12/31/2015                     1.49                   0                   0               0.75%                0.7%
12/31/2014                     1.48                   0                   0               0.75%                9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.50%               -2.7%
12/31/2017                     1.93                   0                   0               0.50%               18.9%
12/31/2016                     1.63                   0                   0               0.50%                8.5%
12/31/2015                     1.50                   0                   0               0.50%                1.0%
12/31/2014                     1.48                   0                   0               0.50%               10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.25%               -2.4%
12/31/2017                     1.96                   0                   0               0.25%               19.2%
12/31/2016                     1.64                   0                   0               0.25%                8.8%
12/31/2015                     1.51                   0                   0               0.25%                1.2%
12/31/2014                     1.49                   0                   0               0.25%               10.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.00%               -2.2%
12/31/2017                     1.98                   0                   0               0.00%               19.5%
12/31/2016                     1.66                   0                   0               0.00%                9.0%
12/31/2015                     1.52                   0                   0               0.00%                1.5%
12/31/2014                     1.50                   0                   0               0.00%               10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.7%
    2016        1.4%
    2015        0.8%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        BRANDYWINEGLOBAL OPPORTUNITIES BOND FUND - FI CLASS - 524686326

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,867,861  $      3,112,847          292,042
                                                      ================  ===============
Receivables: investments sold                 15,008
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,882,869
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,882,869       2,944,191  $          0.98
Band 100                                         --              --             0.99
Band 75                                          --              --             1.01
Band 50                                          --              --             1.03
Band 25                                          --              --             1.04
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     2,882,869       2,944,191
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         97,583
Mortality & expense charges                                                           (40,336)
                                                                             -----------------
Net investment income (loss)                                                           57,247
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (20,958)
Realized gain distributions                                                             3,010
Net change in unrealized appreciation (depreciation)                                 (244,986)
                                                                             -----------------
Net gain (loss)                                                                      (262,934)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (205,687)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,247   $         31,903
Net realized gain (loss)                                          (20,958)            35,337
Realized gain distributions                                         3,010             81,532
Net change in unrealized appreciation (depreciation)             (244,986)            66,179
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (205,687)           214,951
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          584,960          1,939,149
Cost of units redeemed                                         (1,014,494)          (945,748)
Account charges                                                      (938)            (1,314)
                                                         -----------------  -----------------
Increase (decrease)                                              (430,472)           992,087
                                                         -----------------  -----------------
Net increase (decrease)                                          (636,159)         1,207,038
Net assets, beginning                                           3,519,028          2,311,990
                                                         -----------------  -----------------
Net assets, ending                                       $      2,882,869   $      3,519,028
                                                         =================  =================

Units sold                                                        580,501          1,851,400
Units redeemed                                                   (999,929)          (938,299)
                                                         -----------------  -----------------
Net increase (decrease)                                          (419,428)           913,101
Units outstanding, beginning                                    3,363,619          2,450,518
                                                         -----------------  -----------------
Units outstanding, ending                                       2,944,191          3,363,619
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      5,623,305
Cost of units redeemed/account charges                                              (2,697,505)
Net investment income (loss)                                                            75,436
Net realized gain (loss)                                                                (3,949)
Realized gain distributions                                                            130,568
Net change in unrealized appreciation (depreciation)                                  (244,986)
                                                                              -----------------
Net assets                                                                    $      2,882,869
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98               2,944  $            2,883               1.25%               -6.4%
12/31/2017                     1.05               3,364               3,519               1.25%               10.9%
12/31/2016                     0.94               2,451               2,312               1.25%                3.3%
12/31/2015                     0.91               1,717               1,568               1.25%              -10.1%
12/31/2014                     1.02                 398                 404               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -6.2%
12/31/2017                     1.06                   0                   0               1.00%               11.2%
12/31/2016                     0.95                   0                   0               1.00%                3.6%
12/31/2015                     0.92                   0                   0               1.00%               -9.8%
12/31/2014                     1.02                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -5.9%
12/31/2017                     1.07                   0                   0               0.75%               11.4%
12/31/2016                     0.96                   0                   0               0.75%                3.8%
12/31/2015                     0.93                   0                   0               0.75%               -9.6%
12/31/2014                     1.03                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -5.7%
12/31/2017                     1.09                   0                   0               0.50%               11.7%
12/31/2016                     0.97                   0                   0               0.50%                4.1%
12/31/2015                     0.93                   0                   0               0.50%               -9.4%
12/31/2014                     1.03                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -5.5%
12/31/2017                     1.10                   0                   0               0.25%               12.0%
12/31/2016                     0.98                   0                   0               0.25%                4.4%
12/31/2015                     0.94                   0                   0               0.25%               -9.2%
12/31/2014                     1.04                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.2%
12/31/2017                     1.12                   0                   0               0.00%               12.3%
12/31/2016                     0.99                   0                   0               0.00%                4.6%
12/31/2015                     0.95                   0                   0               0.00%               -8.9%
12/31/2014                     1.04                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.3%
    2016        0.0%
    2015        1.3%
    2014        4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         BRANDYWINEGLOBAL OPPORTUNITIES BOND FUND - R CLASS - 524686367

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $        23,649  $        25,396            2,393
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $        23,649
                                    ===============

                                                          UNITS        ACCUMULATION
                                     NET ASSETS        OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  ---------------
Band 125                            $           (6)              (6)  $          0.96
Band 100                                        --               --              0.98
Band 75                                         --               --              0.99
Band 50                                         --               --              1.01
Band 25                                         --               --              1.02
Band 0                                      23,655           22,751              1.04
                                    ---------------  ---------------
 Total                              $       23,649           22,745
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,284
Mortality & expense charges                                                              (516)
                                                                             -----------------
Net investment income (loss)                                                              768
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  318
Realized gain distributions                                                                69
Net change in unrealized appreciation (depreciation)                                   (4,103)
                                                                             -----------------
Net gain (loss)                                                                        (3,716)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (2,948)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            768   $            795
Net realized gain (loss)                                              318              2,051
Realized gain distributions                                            69              2,845
Net change in unrealized appreciation (depreciation)               (4,103)             8,961
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,948)            14,652
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           10,592             24,710
Cost of units redeemed                                           (107,955)           (49,446)
Account charges                                                       (26)              (163)
                                                         -----------------  -----------------
Increase (decrease)                                               (97,389)           (24,899)
                                                         -----------------  -----------------
Net increase (decrease)                                          (100,337)           (10,247)
Net assets, beginning                                             123,986            134,233
                                                         -----------------  -----------------
Net assets, ending                                       $         23,649   $        123,986
                                                         =================  =================

Units sold                                                          9,758             24,631
Units redeemed                                                   (105,586)           (48,676)
                                                         -----------------  -----------------
Net increase (decrease)                                           (95,828)           (24,045)
Units outstanding, beginning                                      118,573            142,618
                                                         -----------------  -----------------
Units outstanding, ending                                          22,745            118,573
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        362,449
Cost of units redeemed/account charges                                                (345,880)
Net investment income (loss)                                                             4,035
Net realized gain (loss)                                                                (1,297)
Realized gain distributions                                                              6,089
Net change in unrealized appreciation (depreciation)                                    (1,747)
                                                                              -----------------
Net assets                                                                    $         23,649
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.25%               -6.7%
12/31/2017                     1.03                  96                  99               1.25%               10.6%
12/31/2016                     0.93                 120                 112               1.25%                3.1%
12/31/2015                     0.91                 188                 170               1.25%              -10.3%
12/31/2014                     1.01                 118                 119               1.25%                4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -6.5%
12/31/2017                     1.05                   0                   0               1.00%               10.9%
12/31/2016                     0.94                   0                   0               1.00%                3.3%
12/31/2015                     0.91                   0                   0               1.00%              -10.0%
12/31/2014                     1.01                   0                   0               1.00%                4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -6.3%
12/31/2017                     1.06                   0                   0               0.75%               11.2%
12/31/2016                     0.95                   0                   0               0.75%                3.6%
12/31/2015                     0.92                   0                   0               0.75%               -9.8%
12/31/2014                     1.02                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -6.0%
12/31/2017                     1.07                   0                   0               0.50%               11.5%
12/31/2016                     0.96                   0                   0               0.50%                3.9%
12/31/2015                     0.93                   0                   0               0.50%               -9.6%
12/31/2014                     1.03                   0                   0               0.50%                5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -5.8%
12/31/2017                     1.09                   0                   0               0.25%               11.7%
12/31/2016                     0.97                   0                   0               0.25%                4.1%
12/31/2015                     0.93                   0                   0               0.25%               -9.4%
12/31/2014                     1.03                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                  23  $               24               0.00%               -5.5%
12/31/2017                     1.10                  23                  25               0.00%               12.0%
12/31/2016                     0.98                  23                  22               0.00%                4.4%
12/31/2015                     0.94                  30                  28               0.00%               -9.1%
12/31/2014                     1.04                   0                   0               0.00%                5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.7%
    2016        0.0%
    2015        1.5%
    2014        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            WESTERN ASSET CORE PLUS BOND FUND R CLASS - 957663446

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        116,144  $       118,992           10,352
                                                       ===============  ===============
Receivables: investments sold                      13
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        116,157
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       116,157         109,393  $         1.06
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.11
Band 25                                         --              --            1.13
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       116,157         109,393
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,681
Mortality & expense charges                                                             (1,650)
                                                                              -----------------
Net investment income (loss)                                                             2,031
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,239)
Realized gain distributions                                                                751
Net change in unrealized appreciation (depreciation)                                    (6,040)
                                                                              -----------------
Net gain (loss)                                                                         (6,528)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,497)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,031   $          1,445
Net realized gain (loss)                                           (1,239)               264
Realized gain distributions                                           751                173
Net change in unrealized appreciation (depreciation)               (6,040)             4,114
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,497)             5,996
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           50,624             21,739
Cost of units redeemed                                            (60,805)           (13,636)
Account charges                                                       (55)               (60)
                                                         -----------------  -----------------
Increase (decrease)                                               (10,236)             8,043
                                                         -----------------  -----------------
Net increase (decrease)                                           (14,733)            14,039
Net assets, beginning                                             130,890            116,851
                                                         -----------------  -----------------
Net assets, ending                                       $        116,157   $        130,890
                                                         =================  =================

Units sold                                                         48,980             20,194
Units redeemed                                                    (58,701)           (12,658)
                                                         -----------------  -----------------
Net increase (decrease)                                            (9,721)             7,536
Units outstanding, beginning                                      119,114            111,578
                                                         -----------------  -----------------
Units outstanding, ending                                         109,393            119,114
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        442,812
Cost of units redeemed/account charges                                                (327,331)
Net investment income (loss)                                                             6,833
Net realized gain (loss)                                                                (5,410)
Realized gain distributions                                                              2,101
Net change in unrealized appreciation (depreciation)                                    (2,848)
                                                                              -----------------
Net assets                                                                    $        116,157
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 109  $              116               1.25%               -3.4%
12/31/2017                     1.10                 119                 131               1.25%                4.9%
12/31/2016                     1.05                 112                 117               1.25%                2.8%
12/31/2015                     1.02                 153                 156               1.25%               -0.6%
12/31/2014                     1.02                   1                   1               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -3.1%
12/31/2017                     1.11                   0                   0               1.00%                5.2%
12/31/2016                     1.06                   0                   0               1.00%                3.1%
12/31/2015                     1.03                   0                   0               1.00%               -0.4%
12/31/2014                     1.03                   0                   0               1.00%                5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -2.9%
12/31/2017                     1.13                   0                   0               0.75%                5.5%
12/31/2016                     1.07                   0                   0               0.75%                3.3%
12/31/2015                     1.03                   0                   0               0.75%               -0.1%
12/31/2014                     1.04                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -2.6%
12/31/2017                     1.14                   0                   0               0.50%                5.7%
12/31/2016                     1.08                   0                   0               0.50%                3.6%
12/31/2015                     1.04                   0                   0               0.50%                0.1%
12/31/2014                     1.04                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -2.4%
12/31/2017                     1.16                   0                   0               0.25%                6.0%
12/31/2016                     1.09                   0                   0               0.25%                3.9%
12/31/2015                     1.05                   0                   0               0.25%                0.4%
12/31/2014                     1.05                   0                   0               0.25%                6.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -2.1%
12/31/2017                     1.17                   0                   0               0.00%                6.2%
12/31/2016                     1.10                   0                   0               0.00%                4.1%
12/31/2015                     1.06                   0                   0               0.00%                0.6%
12/31/2014                     1.05                   0                   0               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.4%
    2016        2.7%
    2015        3.1%
    2014        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           CLEARBRIDGE AGGRESSIVE GROWTH FUND R CLASS - 52468C505

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        12,899  $        16,916                83
                                                       ===============   ===============
Receivables: investments sold                       3
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        12,902
                                      ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       12,902            7,481  $          1.72
Band 100                                        --               --             1.75
Band 75                                         --               --             1.78
Band 50                                         --               --             1.81
Band 25                                         --               --             1.83
Band 0                                          --               --             1.86
                                    --------------  ---------------
 Total                              $       12,902            7,481
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (617)
                                                                             -----------------
Net investment income (loss)                                                             (617)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,790
Realized gain distributions                                                             2,287
Net change in unrealized appreciation (depreciation)                                   (3,638)
                                                                             -----------------
Net gain (loss)                                                                         2,439
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,822
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (617)  $         (4,867)
Net realized gain (loss)                                            3,790             37,093
Realized gain distributions                                         2,287              2,798
Net change in unrealized appreciation (depreciation)               (3,638)            31,885
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,822             66,909
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           16,846             72,394
Cost of units redeemed                                            (61,050)          (722,888)
Account charges                                                       (36)              (143)
                                                         -----------------  -----------------
Increase (decrease)                                               (44,240)          (650,637)
                                                         -----------------  -----------------
Net increase (decrease)                                           (42,418)          (583,728)
Net assets, beginning                                              55,320            639,048
                                                         -----------------  -----------------
Net assets, ending                                       $         12,902   $         55,320
                                                         =================  =================

Units sold                                                          8,382             39,834
Units redeemed                                                    (29,966)          (388,577)
                                                         -----------------  -----------------
Net increase (decrease)                                           (21,584)          (348,743)
Units outstanding, beginning                                       29,065            377,808
                                                         -----------------  -----------------
Units outstanding, ending                                           7,481             29,065
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,023,602
Cost of units redeemed/account charges                                             (2,049,957)
Net investment income (loss)                                                          (23,463)
Net realized gain (loss)                                                              (18,875)
Realized gain distributions                                                            85,612
Net change in unrealized appreciation (depreciation)                                   (4,017)
                                                                             -----------------
Net assets                                                                   $         12,902
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   7  $               13               1.25%               -9.4%
12/31/2017                     1.90                  29                  55               1.25%               12.5%
12/31/2016                     1.69                 378                 639               1.25%                4.1%
12/31/2015                     1.63                 551                 896               1.25%               -5.9%
12/31/2014                     1.73                  21                  36               1.25%               12.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               1.00%               -9.2%
12/31/2017                     1.93                   0                   0               1.00%               12.8%
12/31/2016                     1.71                   0                   0               1.00%                4.3%
12/31/2015                     1.64                   0                   0               1.00%               -5.6%
12/31/2014                     1.74                   0                   0               1.00%               13.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -8.9%
12/31/2017                     1.95                   0                   0               0.75%               13.1%
12/31/2016                     1.73                   0                   0               0.75%                4.6%
12/31/2015                     1.65                   0                   0               0.75%               -5.4%
12/31/2014                     1.74                   0                   0               0.75%               13.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%               -8.7%
12/31/2017                     1.98                   0                   0               0.50%               13.4%
12/31/2016                     1.74                   0                   0               0.50%                4.9%
12/31/2015                     1.66                   0                   0               0.50%               -5.2%
12/31/2014                     1.75                   0                   0               0.50%               13.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%               -8.5%
12/31/2017                     2.00                   0                   0               0.25%               13.7%
12/31/2016                     1.76                   0                   0               0.25%                5.1%
12/31/2015                     1.68                   0                   0               0.25%               -4.9%
12/31/2014                     1.76                   0                   0               0.25%               14.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.00%               -8.2%
12/31/2017                     2.03                   0                   0               0.00%               13.9%
12/31/2016                     1.78                   0                   0               0.00%                5.4%
12/31/2015                     1.69                 155                 261               0.00%               -4.7%
12/31/2014                     1.77                 145                 257               0.00%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           WESTERN ASSET CORE PLUS BOND FUND FI CLASS - 957663602

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    2,015,704   $     2,107,835          179,304
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (117,783)
                                     ---------------
Net assets                           $    1,897,921
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,897,921       1,751,570  $          1.08
Band 100                                         --              --             1.10
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.15
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     1,897,921       1,751,570
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         70,211
Mortality & expense charges                                                           (28,522)
                                                                             -----------------
Net investment income (loss)                                                           41,689
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (30,799)
Realized gain distributions                                                            11,246
Net change in unrealized appreciation (depreciation)                                  (98,178)
                                                                             -----------------
Net gain (loss)                                                                      (117,731)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (76,042)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         41,689   $         22,993
Net realized gain (loss)                                           (30,799)            (4,673)
Realized gain distributions                                         11,246              3,235
Net change in unrealized appreciation (depreciation)               (98,178)            35,539
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (76,042)            57,094
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           423,656          1,863,324
Cost of units redeemed                                          (1,115,581)          (208,106)
Account charges                                                     (4,144)            (4,190)
                                                          -----------------  -----------------
Increase (decrease)                                               (696,069)         1,651,028
                                                          -----------------  -----------------
Net increase (decrease)                                           (772,111)         1,708,122
Net assets, beginning                                            2,670,032            961,910
                                                          -----------------  -----------------
Net assets, ending                                        $      1,897,921   $      2,670,032
                                                          =================  =================

Units sold                                                         393,564          1,680,013
Units redeemed                                                  (1,030,344)          (197,922)
                                                          -----------------  -----------------
Net increase (decrease)                                           (636,780)         1,482,091
Units outstanding, beginning                                     2,388,350            906,259
                                                          -----------------  -----------------
Units outstanding, ending                                        1,751,570          2,388,350
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,724,283
Cost of units redeemed/account charges                                             (1,819,308)
Net investment income (loss)                                                           96,137
Net realized gain (loss)                                                              (37,187)
Realized gain distributions                                                            26,127
Net change in unrealized appreciation (depreciation)                                  (92,131)
                                                                             -----------------
Net assets                                                                   $      1,897,921
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,752  $            1,898               1.25%               -3.1%
12/31/2017                     1.12               2,388               2,670               1.25%                5.3%
12/31/2016                     1.06                 906                 962               1.25%                2.9%
12/31/2015                     1.03                 783                 807               1.25%               -0.2%
12/31/2014                     1.03                 203                 210               1.25%                6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -2.8%
12/31/2017                     1.13                   0                   0               1.00%                5.6%
12/31/2016                     1.07                   0                   0               1.00%                3.2%
12/31/2015                     1.04                   0                   0               1.00%                0.0%
12/31/2014                     1.04                   0                   0               1.00%                6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -2.6%
12/31/2017                     1.15                   0                   0               0.75%                5.9%
12/31/2016                     1.08                   0                   0               0.75%                3.4%
12/31/2015                     1.05                   0                   0               0.75%                0.3%
12/31/2014                     1.04                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -2.3%
12/31/2017                     1.16                   0                   0               0.50%                6.1%
12/31/2016                     1.09                   0                   0               0.50%                3.7%
12/31/2015                     1.06                   0                   0               0.50%                0.5%
12/31/2014                     1.05                   0                   0               0.50%                6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -2.1%
12/31/2017                     1.18                   0                   0               0.25%                6.4%
12/31/2016                     1.11                   0                   0               0.25%                4.0%
12/31/2015                     1.06                   0                   0               0.25%                0.8%
12/31/2014                     1.06                   0                   0               0.25%                7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -1.9%
12/31/2017                     1.19                   0                   0               0.00%                6.6%
12/31/2016                     1.12                   0                   0               0.00%                4.2%
12/31/2015                     1.07                   0                   0               0.00%                1.0%
12/31/2014                     1.06                   0                   0               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        2.3%
    2016        3.6%
    2015        3.8%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           CLEARBRIDGE AGGRESSIVE GROWTH FUND FI CLASS - 52468C604

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        58,435   $        74,997              364
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (14)
                                     ----------------
Net assets                           $        58,421
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       58,421          33,310  $          1.75
Band 100                                        --              --             1.78
Band 75                                         --              --             1.81
Band 50                                         --              --             1.84
Band 25                                         --              --             1.86
Band 0                                          --              --             1.89
                                    --------------  --------------
 Total                              $       58,421          33,310
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            127
Mortality & expense charges                                                           (1,785)
                                                                            -----------------
Net investment income (loss)                                                          (1,658)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,037
Realized gain distributions                                                            9,220
Net change in unrealized appreciation (depreciation)                                 (28,866)
                                                                            -----------------
Net gain (loss)                                                                        7,391
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          5,733
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,658)  $        (12,894)
Net realized gain (loss)                                           27,037            118,440
Realized gain distributions                                         9,220             17,846
Net change in unrealized appreciation (depreciation)              (28,866)            45,405
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,733            168,797
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           44,546            149,263
Cost of units redeemed                                           (322,120)        (2,043,031)
Account charges                                                      (399)            (2,128)
                                                         -----------------  -----------------
Increase (decrease)                                              (277,973)        (1,895,896)
                                                         -----------------  -----------------
Net increase (decrease)                                          (272,240)        (1,727,099)
Net assets, beginning                                             330,661          2,057,760
                                                         -----------------  -----------------
Net assets, ending                                       $         58,421   $        330,661
                                                         =================  =================

Units sold                                                         21,686             81,396
Units redeemed                                                   (159,758)        (1,113,811)
                                                         -----------------  -----------------
Net increase (decrease)                                          (138,072)        (1,032,415)
Units outstanding, beginning                                      171,382          1,203,797
                                                         -----------------  -----------------
Units outstanding, ending                                          33,310            171,382
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    19,792,493
Cost of units redeemed/account charges                                          (20,150,085)
Net investment income (loss)                                                       (202,810)
Net realized gain (loss)                                                            111,647
Realized gain distributions                                                         523,738
Net change in unrealized appreciation (depreciation)                                (16,562)
                                                                            ----------------
Net assets                                                                  $        58,421
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                  33  $               58               1.25%               -9.1%
12/31/2017                     1.93                 171                 331               1.25%               12.9%
12/31/2016                     1.71               1,204               2,058               1.25%                4.4%
12/31/2015                     1.64               4,455               7,295               1.25%               -5.6%
12/31/2014                     1.73               4,014               6,963               1.25%               13.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%               -8.9%
12/31/2017                     1.95                   0                   0               1.00%               13.2%
12/31/2016                     1.73                   0                   0               1.00%                4.7%
12/31/2015                     1.65                   0                   0               1.00%               -5.4%
12/31/2014                     1.74                   0                   0               1.00%               13.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%               -8.6%
12/31/2017                     1.98                   0                   0               0.75%               13.4%
12/31/2016                     1.75                   0                   0               0.75%                4.9%
12/31/2015                     1.66                   0                   0               0.75%               -5.1%
12/31/2014                     1.75                   0                   0               0.75%               13.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.50%               -8.4%
12/31/2017                     2.00                   0                   0               0.50%               13.7%
12/31/2016                     1.76                   0                   0               0.50%                5.2%
12/31/2015                     1.68                   0                   0               0.50%               -4.9%
12/31/2014                     1.76                   0                   0               0.50%               14.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.25%               -8.2%
12/31/2017                     2.03                   0                   0               0.25%               14.0%
12/31/2016                     1.78                   0                   0               0.25%                5.4%
12/31/2015                     1.69                   0                   0               0.25%               -4.7%
12/31/2014                     1.77                   0                   0               0.25%               14.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.00%               -7.9%
12/31/2017                     2.06                   0                   0               0.00%               14.3%
12/31/2016                     1.80                   0                   0               0.00%                5.7%
12/31/2015                     1.70                   0                   0               0.00%               -4.4%
12/31/2014                     1.78                   0                   0               0.00%               14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    CLEARBRIDGE INTERNATIONAL VALUE FUND A CLASS - 52469X607 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.79
Band 100                                        --              --            0.80
Band 75                                         --              --            0.79
Band 50                                         --              --            0.80
Band 25                                         --              --            0.80
Band 0                                          --              --            0.80
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               1.25%              -23.5%
12/31/2017                     1.03                   0                   0               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               1.00%              -22.5%
12/31/2017                     1.03                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.75%              -23.1%
12/31/2017                     1.03                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.50%              -22.9%
12/31/2017                     1.03                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.25%              -22.7%
12/31/2017                     1.03                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -22.5%
12/31/2017                     1.03                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          CLEARBRIDGE INTERNATIONAL VALUE FUND IS CLASS - 52469X870

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        277,505  $       335,641           30,629
                                                       ===============  ===============
Receivables: investments sold                   1,415
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        278,920
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       278,920         350,983  $         0.79
Band 100                                        --              --            0.81
Band 75                                         --              --            0.80
Band 50                                         --              --            0.80
Band 25                                         --              --            0.80
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $       278,920         350,983
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,462
Mortality & expense charges                                                             (2,004)
                                                                              -----------------
Net investment income (loss)                                                             3,458
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,686)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (58,136)
                                                                              -----------------
Net gain (loss)                                                                        (65,822)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (62,364)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,458   $             --
Net realized gain (loss)                                           (7,686)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (58,136)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (62,364)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          415,124                 --
Cost of units redeemed                                            (73,726)                --
Account charges                                                      (114)                --
                                                         -----------------  ----------------
Increase (decrease)                                               341,284                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           278,920                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        278,920   $             --
                                                         =================  ================

Units sold                                                        436,867                 --
Units redeemed                                                    (85,884)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           350,983                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         350,983                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        415,124
Cost of units redeemed/account charges                                                 (73,840)
Net investment income (loss)                                                             3,458
Net realized gain (loss)                                                                (7,686)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (58,136)
                                                                              -----------------
Net assets                                                                    $        278,920
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                 351  $              279               1.25%              -23.1%
12/31/2017                     1.03                   0                   0               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               1.00%              -22.1%
12/31/2017                     1.03                   0                   0               1.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.75%              -22.7%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.50%              -22.5%
12/31/2017                     1.03                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.25%              -22.3%
12/31/2017                     1.03                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -22.1%
12/31/2017                     1.03                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            CLEARBRIDGE LARGE CAP GROWTH FUND A CLASS - 52469H826

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         8,521   $         8,431              218
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (15)
                                     ----------------
Net assets                           $         8,506
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         8,506            8,363  $         1.02
Band 100                                         --               --            1.03
Band 75                                          --               --            1.02
Band 50                                          --               --            1.03
Band 25                                          --               --            1.03
Band 0                                           --               --            1.03
                                    ---------------  ---------------
 Total                              $         8,506            8,363
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               (1)
                                                                            -----------------
Net investment income (loss)                                                              (1)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               14
Net change in unrealized appreciation (depreciation)                                      90
                                                                            -----------------
Net gain (loss)                                                                          104
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            103
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (1)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            14                 --
Net change in unrealized appreciation (depreciation)                   90                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     103                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            8,418                 --
Cost of units redeemed                                                (12)                --
Account charges                                                        (3)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 8,403                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,506                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          8,506   $             --
                                                         =================  ================

Units sold                                                          8,378                 --
Units redeemed                                                        (15)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,363                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           8,363                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $          8,418
Cost of units redeemed/account charges                                                   (15)
Net investment income (loss)                                                              (1)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               14
Net change in unrealized appreciation (depreciation)                                      90
                                                                            -----------------
Net assets                                                                  $          8,506
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   8  $                9               1.25%               -1.6%
12/31/2017                     1.03                   0                   0               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -0.3%
12/31/2017                     1.03                   0                   0               1.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -1.1%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -0.8%
12/31/2017                     1.03                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.6%
12/31/2017                     1.03                   0                   0               0.25%                3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -0.3%
12/31/2017                     1.03                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     CLEARBRIDGE LARGE CAP GROWTH FUND IS CLASS - 52469H255 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.04
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%               -1.2%
12/31/2017                     1.03                   0                   0               1.25%                3.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%                0.0%
12/31/2017                     1.04                   0                   0               1.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -0.7%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -0.5%
12/31/2017                     1.03                   0                   0               0.50%                3.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.2%
12/31/2017                     1.04                   0                   0               0.25%                3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%                0.0%
12/31/2017                     1.04                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      CLEARBRIDGE LARGE CAP GROWTH FUND R CLASS - 52469H693 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.03
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%               -1.9%
12/31/2017                     1.03                   0                   0               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -0.7%
12/31/2017                     1.03                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -1.4%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -1.2%
12/31/2017                     1.03                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -0.9%
12/31/2017                     1.03                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -0.7%
12/31/2017                     1.03                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           WESTERN ASSET CORE PLUS BOND FUND IS CLASS - 957663669

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,133,597   $    1,133,698          100,893
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (45,099)
                                     ----------------
Net assets                           $     1,088,498
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,088,498       1,104,146  $          0.99
Band 100                                         --              --             0.99
Band 75                                          --              --             0.99
Band 50                                          --              --             1.00
Band 25                                          --              --             1.00
Band 0                                           --              --             1.00
                                    ---------------  --------------
 Total                              $     1,088,498       1,104,146
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         12,756
Mortality & expense charges                                                             (4,187)
                                                                              -----------------
Net investment income (loss)                                                             8,569
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (670)
Realized gain distributions                                                                141
Net change in unrealized appreciation (depreciation)                                      (126)
                                                                              -----------------
Net gain (loss)                                                                           (655)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          7,914
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,569   $              7
Net realized gain (loss)                                             (670)                --
Realized gain distributions                                           141                 12
Net change in unrealized appreciation (depreciation)                 (126)                25
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   7,914                 44
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,325,486             19,134
Cost of units redeemed                                           (253,792)            (9,548)
Account charges                                                      (740)                --
                                                         -----------------  -----------------
Increase (decrease)                                             1,070,954              9,586
                                                         -----------------  -----------------
Net increase (decrease)                                         1,078,868              9,630
Net assets, beginning                                               9,630                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,088,498   $          9,630
                                                         =================  =================

Units sold                                                      1,354,018             18,992
Units redeemed                                                   (259,379)            (9,485)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,094,639              9,507
Units outstanding, beginning                                        9,507                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,104,146              9,507
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,344,620
Cost of units redeemed/account charges                                                (264,080)
Net investment income (loss)                                                             8,576
Net realized gain (loss)                                                                  (670)
Realized gain distributions                                                                153
Net change in unrealized appreciation (depreciation)                                      (101)
                                                                              -----------------
Net assets                                                                    $      1,088,498
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               1,104  $            1,088               1.25%               -2.7%
12/31/2017                     1.01                  10                  10               1.25%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -2.4%
12/31/2017                     1.01                   0                   0               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -2.2%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -1.9%
12/31/2017                     1.02                   0                   0               0.50%                1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -1.7%
12/31/2017                     1.02                   0                   0               0.25%                1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -1.4%
12/31/2017                     1.02                   0                   0               0.00%                2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    BRANDYWINEGLOBAL - GLOBAL OPPORTUNITIES BOND FUND IS CLASS - 524686318
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       CLEARBRIDGE APPRECIATION FUND IS CLASS - 52468E709 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 COHEN & STEERS REAL ESTATE SECURITIES FUND Z CLASS - 191912609 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            COHEN & STEERS REALTY SHARES - 192476109 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              COLUMBIA SMALL CAP INDEX FUND A CLASS - 19765J822

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    22,280,772  $    25,442,092        1,092,194
                                                      ===============  ===============
Receivables: investments sold                470,549
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    22,751,321
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   21,433,492      10,756,119  $          1.99
Band 100                                        --              --             2.05
Band 75                                         --              --             2.11
Band 50                                         --              --             2.17
Band 25                                         --              --             2.23
Band 0                                   1,317,829         575,418             2.29
                                    --------------  --------------
 Total                              $   22,751,321      11,331,537
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        227,978
Mortality & expense charges                                                         (331,365)
                                                                            -----------------
Net investment income (loss)                                                        (103,387)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,216,086
Realized gain distributions                                                        2,201,957
Net change in unrealized appreciation (depreciation)                              (5,532,150)
                                                                            -----------------
Net gain (loss)                                                                   (2,114,107)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,217,494)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (103,387)  $        (72,649)
Net realized gain (loss)                                        1,216,086            732,292
Realized gain distributions                                     2,201,957          1,684,191
Net change in unrealized appreciation (depreciation)           (5,532,150)           574,754
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,217,494)         2,918,588
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,900,606         11,440,502
Cost of units redeemed                                        (11,629,777)       (11,211,484)
Account charges                                                   (16,209)           (14,378)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,745,380)           214,640
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,962,874)         3,133,228
Net assets, beginning                                          27,714,195         24,580,967
                                                         -----------------  -----------------
Net assets, ending                                       $     22,751,321   $     27,714,195
                                                         =================  =================

Units sold                                                      3,835,366         (4,915,814)
Units redeemed                                                 (4,915,814)        (5,589,957)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,080,448)           215,967
Units outstanding, beginning                                   12,411,985         12,196,018
                                                         -----------------  -----------------
Units outstanding, ending                                      11,331,537         12,411,985
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     62,249,644
Cost of units redeemed/account charges                                           (48,836,261)
Net investment income (loss)                                                        (266,211)
Net realized gain (loss)                                                           3,849,926
Realized gain distributions                                                        8,915,543
Net change in unrealized appreciation (depreciation)                              (3,161,320)
                                                                            -----------------
Net assets                                                                  $     22,751,321
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99              10,756  $           21,433               1.25%              -10.1%
12/31/2017                     2.22              11,728              25,993               1.25%               11.4%
12/31/2016                     1.99              10,871              21,626               1.25%               24.4%
12/31/2015                     1.60               8,142              13,024               1.25%               -3.7%
12/31/2014                     1.66               7,739              12,858               1.25%                3.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               1.00%               -9.9%
12/31/2017                     2.27                   0                   0               1.00%               11.7%
12/31/2016                     2.04                   0                   0               1.00%               24.7%
12/31/2015                     1.63                   0                   0               1.00%               -3.5%
12/31/2014                     1.69                   0                   0               1.00%                4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.75%               -9.6%
12/31/2017                     2.33                   0                   0               0.75%               12.0%
12/31/2016                     2.08                   0                   0               0.75%               25.0%
12/31/2015                     1.67                   0                   0               0.75%               -3.2%
12/31/2014                     1.72                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.50%               -9.4%
12/31/2017                     2.39                   0                   0               0.50%               12.2%
12/31/2016                     2.13                   0                   0               0.50%               25.3%
12/31/2015                     1.70                   0                   0               0.50%               -3.0%
12/31/2014                     1.75                   0                   0               0.50%                4.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.23                   0  $                0               0.25%               -9.2%
12/31/2017                     2.45                   0                   0               0.25%               12.5%
12/31/2016                     2.18                   0                   0               0.25%               25.6%
12/31/2015                     1.74                   0                   0               0.25%               -2.8%
12/31/2014                     1.78                   0                   0               0.25%                5.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                 575  $            1,318               0.00%               -9.0%
12/31/2017                     2.52                 684               1,721               0.00%               12.8%
12/31/2016                     2.23               1,325               2,955               0.00%               25.9%
12/31/2015                     1.77               1,075               1,903               0.00%               -2.5%
12/31/2014                     1.82               1,021               1,855               0.00%                5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.9%
    2016        0.9%
    2015        1.0%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          COLUMBIA ACORN INTERNATIONAL FUND ADVISOR CLASS - 197199466

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          3,188  $         4,433              106
                                                       ===============  ===============
Receivables: investments sold                      98
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          3,286
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,286            2,998  $         1.10
Band 100                                         --               --            1.11
Band 75                                          --               --            1.13
Band 50                                          --               --            1.14
Band 25                                          --               --            1.16
Band 0                                           --               --            1.18
                                    ---------------  ---------------
 Total                              $         3,286            2,998
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             34
Mortality & expense charges                                                                (47)
                                                                              -----------------
Net investment income (loss)                                                               (13)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    77
Realized gain distributions                                                                796
Net change in unrealized appreciation (depreciation)                                    (1,513)
                                                                              -----------------
Net gain (loss)                                                                           (640)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (653)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (13)  $             15
Net realized gain (loss)                                                77                  3
Realized gain distributions                                            796                182
Net change in unrealized appreciation (depreciation)                (1,513)               349
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                     (653)               549
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             2,179              2,415
Cost of units redeemed                                              (1,860)              (296)
Account charges                                                        (22)               (18)
                                                          -----------------  -----------------
Increase (decrease)                                                    297              2,101
                                                          -----------------  -----------------
Net increase (decrease)                                               (356)             2,650
Net assets, beginning                                                3,642                992
                                                          -----------------  -----------------
Net assets, ending                                        $          3,286   $          3,642
                                                          =================  =================

Units sold                                                           1,688              2,041
Units redeemed                                                      (1,449)              (263)
                                                          -----------------  -----------------
Net increase (decrease)                                                239              1,778
Units outstanding, beginning                                         2,759                981
                                                          -----------------  -----------------
Units outstanding, ending                                            2,998              2,759
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          6,097
Cost of units redeemed/account charges                                                  (2,654)
Net investment income (loss)                                                                 5
Net realized gain (loss)                                                                    71
Realized gain distributions                                                              1,012
Net change in unrealized appreciation (depreciation)                                    (1,245)
                                                                              -----------------
Net assets                                                                    $          3,286
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   3  $                3               1.25%              -16.9%
12/31/2017                     1.32                   3                   4               1.25%               30.6%
12/31/2016                     1.01                   1                   1               1.25%               -3.5%
12/31/2015                     1.05                   1                   1               1.25%               -2.6%
12/31/2014                     1.08                   0                   0               1.25%               -5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%              -16.7%
12/31/2017                     1.34                   0                   0               1.00%               30.9%
12/31/2016                     1.02                   0                   0               1.00%               -3.3%
12/31/2015                     1.06                   0                   0               1.00%               -2.4%
12/31/2014                     1.08                   0                   0               1.00%               -5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%              -16.5%
12/31/2017                     1.35                   0                   0               0.75%               31.2%
12/31/2016                     1.03                   0                   0               0.75%               -3.0%
12/31/2015                     1.06                   0                   0               0.75%               -2.1%
12/31/2014                     1.09                   0                   0               0.75%               -5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%              -16.3%
12/31/2017                     1.37                   0                   0               0.50%               31.6%
12/31/2016                     1.04                   0                   0               0.50%               -2.8%
12/31/2015                     1.07                   0                   0               0.50%               -1.9%
12/31/2014                     1.09                   0                   0               0.50%               -4.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%              -16.1%
12/31/2017                     1.38                   0                   0               0.25%               31.9%
12/31/2016                     1.05                   0                   0               0.25%               -2.6%
12/31/2015                     1.08                   0                   0               0.25%               -1.7%
12/31/2014                     1.10                   0                   0               0.25%               -4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.00%              -15.9%
12/31/2017                     1.40                   0                   0               0.00%               32.2%
12/31/2016                     1.06                   0                   0               0.00%               -2.3%
12/31/2015                     1.09                   0                   0               0.00%               -1.4%
12/31/2014                     1.10                   0                   0               0.00%               -4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.9%
    2016        0.6%
    2015        1.9%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       COLUMBIA ACORN INTERNATIONAL FUND INSTITUTIONAL CLASS - 197199813

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $         3,294  $          4,693              111
                                                      ================  ===============
Receivables: investments sold                    258
Payables: investments purchased                   --
                                     ---------------
Net assets                           $         3,552
                                     ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,552            2,645  $         1.34
Band 100                                         --               --            1.37
Band 75                                          --               --            1.39
Band 50                                          --               --            1.41
Band 25                                          --               --            1.43
Band 0                                           --               --            1.46
                                    ---------------  ---------------
 Total                              $         3,552            2,645
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            227
Mortality & expense charges                                                               (488)
                                                                              -----------------
Net investment income (loss)                                                              (261)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,109)
Realized gain distributions                                                              1,953
Net change in unrealized appreciation (depreciation)                                    (3,299)
                                                                              -----------------
Net gain (loss)                                                                         (4,455)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,716)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (261)  $               7
Net realized gain (loss)                                            (3,109)             (5,281)
Realized gain distributions                                          1,953               2,068
Net change in unrealized appreciation (depreciation)                (3,299)             10,118
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (4,716)              6,912
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             2,847              35,181
Cost of units redeemed                                             (35,718)            (44,216)
Account charges                                                         --                  --
                                                          -----------------  ------------------
Increase (decrease)                                                (32,871)             (9,035)
                                                          -----------------  ------------------
Net increase (decrease)                                            (37,587)             (2,123)
Net assets, beginning                                               41,139              43,262
                                                          -----------------  ------------------
Net assets, ending                                        $          3,552   $          41,139
                                                          =================  ==================

Units sold                                                           1,830              24,090
Units redeemed                                                     (24,619)            (33,587)
                                                          -----------------  ------------------
Net increase (decrease)                                            (22,789)             (9,497)
Units outstanding, beginning                                        25,434              34,931
                                                          -----------------  ------------------
Units outstanding, ending                                            2,645              25,434
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        111,766
Cost of units redeemed/account charges                                                (108,474)
Net investment income (loss)                                                                93
Net realized gain (loss)                                                                (8,764)
Realized gain distributions                                                             10,330
Net change in unrealized appreciation (depreciation)                                    (1,399)
                                                                              -----------------
Net assets                                                                    $          3,552
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   3  $                4               1.25%              -17.0%
12/31/2017                     1.62                  25                  41               1.25%               30.6%
12/31/2016                     1.24                  35                  43               1.25%               -3.5%
12/31/2015                     1.28                  34                  44               1.25%               -2.6%
12/31/2014                     1.32                  34                  45               1.25%               -5.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -16.8%
12/31/2017                     1.64                   0                   0               1.00%               30.9%
12/31/2016                     1.25                   0                   0               1.00%               -3.2%
12/31/2015                     1.29                   0                   0               1.00%               -2.3%
12/31/2014                     1.33                   0                   0               1.00%               -5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.75%              -16.6%
12/31/2017                     1.66                   0                   0               0.75%               31.3%
12/31/2016                     1.27                   0                   0               0.75%               -3.0%
12/31/2015                     1.31                   0                   0               0.75%               -2.1%
12/31/2014                     1.33                   0                   0               0.75%               -5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.50%              -16.3%
12/31/2017                     1.69                   0                   0               0.50%               31.6%
12/31/2016                     1.28                   0                   0               0.50%               -2.8%
12/31/2015                     1.32                   0                   0               0.50%               -1.8%
12/31/2014                     1.34                   0                   0               0.50%               -4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.25%              -16.1%
12/31/2017                     1.71                   0                   0               0.25%               31.9%
12/31/2016                     1.30                   0                   0               0.25%               -2.5%
12/31/2015                     1.33                   0                   0               0.25%               -1.6%
12/31/2014                     1.35                   0                   0               0.25%               -4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%              -15.9%
12/31/2017                     1.73                   0                   0               0.00%               32.2%
12/31/2016                     1.31                   0                   0               0.00%               -2.3%
12/31/2015                     1.34                   0                   0               0.00%               -1.3%
12/31/2014                     1.36                   0                   0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.8%
    2016        0.6%
    2015        1.2%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            COLUMBIA ACORN INTERNATIONAL FUND A CLASS - 197199847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        17,776  $         23,577              602
                                                      ================  ===============
Receivables: investments sold                    342
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        18,118
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,118          13,735  $          1.32
Band 100                                        --              --             1.34
Band 75                                         --              --             1.36
Band 50                                         --              --             1.39
Band 25                                         --              --             1.41
Band 0                                          --              --             1.43
                                    --------------  --------------
 Total                              $       18,118          13,735
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            119
Mortality & expense charges                                                              (241)
                                                                             -----------------
Net investment income (loss)                                                             (122)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  185
Realized gain distributions                                                             4,404
Net change in unrealized appreciation (depreciation)                                   (8,065)
                                                                             -----------------
Net gain (loss)                                                                        (3,476)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,598)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (122)  $             38
Net realized gain (loss)                                              185                479
Realized gain distributions                                         4,404                897
Net change in unrealized appreciation (depreciation)               (8,065)             2,775
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,598)             4,189
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,864              4,284
Cost of units redeemed                                             (1,042)            (3,593)
Account charges                                                        --                 (2)
                                                         -----------------  -----------------
Increase (decrease)                                                 3,822                689
                                                         -----------------  -----------------
Net increase (decrease)                                               224              4,878
Net assets, beginning                                              17,894             13,016
                                                         -----------------  -----------------
Net assets, ending                                       $         18,118   $         17,894
                                                         =================  =================

Units sold                                                          3,141              3,014
Units redeemed                                                       (641)            (2,425)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,500                589
Units outstanding, beginning                                       11,235             10,646
                                                         -----------------  -----------------
Units outstanding, ending                                          13,735             11,235
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        116,084
Cost of units redeemed/account charges                                                 (97,431)
Net investment income (loss)                                                               (60)
Net realized gain (loss)                                                                (4,310)
Realized gain distributions                                                              9,636
Net change in unrealized appreciation (depreciation)                                    (5,801)
                                                                              -----------------
Net assets                                                                    $         18,118
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                  14  $               18               1.25%              -17.2%
12/31/2017                     1.59                  11                  18               1.25%               30.3%
12/31/2016                     1.22                  11                  13               1.25%               -3.7%
12/31/2015                     1.27                  27                  35               1.25%               -2.8%
12/31/2014                     1.31                  36                  48               1.25%               -5.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%              -17.0%
12/31/2017                     1.62                   0                   0               1.00%               30.6%
12/31/2016                     1.24                   0                   0               1.00%               -3.5%
12/31/2015                     1.28                   0                   0               1.00%               -2.6%
12/31/2014                     1.32                   0                   0               1.00%               -5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%              -16.8%
12/31/2017                     1.64                   0                   0               0.75%               30.9%
12/31/2016                     1.25                   0                   0               0.75%               -3.2%
12/31/2015                     1.29                   0                   0               0.75%               -2.3%
12/31/2014                     1.32                   0                   0               0.75%               -5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%              -16.6%
12/31/2017                     1.66                   0                   0               0.50%               31.3%
12/31/2016                     1.27                   0                   0               0.50%               -3.0%
12/31/2015                     1.30                   0                   0               0.50%               -2.1%
12/31/2014                     1.33                   0                   0               0.50%               -5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%              -16.3%
12/31/2017                     1.68                   0                   0               0.25%               31.6%
12/31/2016                     1.28                   0                   0               0.25%               -2.7%
12/31/2015                     1.32                   0                   0               0.25%               -1.8%
12/31/2014                     1.34                   0                   0               0.25%               -4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.00%              -16.1%
12/31/2017                     1.71                   0                   0               0.00%               31.9%
12/31/2016                     1.29                   0                   0               0.00%               -2.5%
12/31/2015                     1.33                   0                   0               0.00%               -1.6%
12/31/2014                     1.35                   0                   0               0.00%               -4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        1.5%
    2016        0.2%
    2015        0.8%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            COLUMBIA DIVIDEND INCOME FUND ADVISOR CLASS - 19766M865

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        917,357  $       989,986           45,867
                                                       ===============  ===============
Receivables: investments sold                      27
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        917,384
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       917,384         724,671  $         1.27
Band 100                                        --              --            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.31
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $       917,384         724,671
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         19,772
Mortality & expense charges                                                          (12,734)
                                                                            -----------------
Net investment income (loss)                                                           7,038
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,660
Realized gain distributions                                                           46,228
Net change in unrealized appreciation (depreciation)                                (135,376)
                                                                            -----------------
Net gain (loss)                                                                      (60,488)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (53,450)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,038   $          1,489
Net realized gain (loss)                                           28,660            640,162
Realized gain distributions                                        46,228             20,765
Net change in unrealized appreciation (depreciation)             (135,376)           (38,176)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (53,450)           624,240
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          454,204          1,168,874
Cost of units redeemed                                           (291,264)        (7,570,937)
Account charges                                                       (20)            (3,123)
                                                         -----------------  -----------------
Increase (decrease)                                               162,920         (6,405,186)
                                                         -----------------  -----------------
Net increase (decrease)                                           109,470         (5,780,946)
Net assets, beginning                                             807,914          6,588,860
                                                         -----------------  -----------------
Net assets, ending                                       $        917,384   $        807,914
                                                         =================  =================

Units sold                                                        335,031            978,679
Units redeemed                                                   (212,802)        (6,237,936)
                                                         -----------------  -----------------
Net increase (decrease)                                           122,229         (5,259,257)
Units outstanding, beginning                                      602,442          5,861,699
                                                         -----------------  -----------------
Units outstanding, ending                                         724,671            602,442
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     8,942,472
Cost of units redeemed/account charges                                           (9,175,010)
Net investment income (loss)                                                        130,282
Net realized gain (loss)                                                            632,778
Realized gain distributions                                                         459,491
Net change in unrealized appreciation (depreciation)                                (72,629)
                                                                            ----------------
Net assets                                                                  $       917,384
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                 725  $              917               1.25%               -5.6%
12/31/2017                     1.34                 602                 808               1.25%               19.3%
12/31/2016                     1.12               5,862               6,589               1.25%               12.0%
12/31/2015                     1.00               4,950               4,969               1.25%               -0.6%
12/31/2014                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%               -5.4%
12/31/2017                     1.35                   0                   0               1.00%               19.6%
12/31/2016                     1.13                   0                   0               1.00%               12.3%
12/31/2015                     1.01                   0                   0               1.00%               -0.3%
12/31/2014                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -5.1%
12/31/2017                     1.36                   0                   0               0.75%               19.9%
12/31/2016                     1.14                   0                   0               0.75%               12.5%
12/31/2015                     1.01                   0                   0               0.75%               -0.1%
12/31/2014                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -4.9%
12/31/2017                     1.37                   0                   0               0.50%               20.2%
12/31/2016                     1.14                   0                   0               0.50%               12.8%
12/31/2015                     1.01                   0                   0               0.50%                0.2%
12/31/2014                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -4.6%
12/31/2017                     1.38                   0                   0               0.25%               20.5%
12/31/2016                     1.15                   0                   0               0.25%               13.1%
12/31/2015                     1.01                   0                   0               0.25%                0.4%
12/31/2014                     1.01                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.00%               -4.4%
12/31/2017                     1.39                   0                   0               0.00%               20.8%
12/31/2016                     1.15                   0                   0               0.00%               13.4%
12/31/2015                     1.02                   0                   0               0.00%                0.7%
12/31/2014                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.2%
    2016        2.0%
    2015        5.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              COLUMBIA DIVIDEND INCOME FUND A CLASS - 19765N278

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        169,264  $       168,025            8,613
                                                       ===============  ===============
Receivables: investments sold                      37
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        169,301
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       169,301         135,104  $         1.25
Band 100                                        --              --            1.27
Band 75                                         --              --            1.28
Band 50                                         --              --            1.29
Band 25                                         --              --            1.30
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       169,301         135,104
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,181
Mortality & expense charges                                                            (2,361)
                                                                             -----------------
Net investment income (loss)                                                              820
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,483
Realized gain distributions                                                             8,678
Net change in unrealized appreciation (depreciation)                                  (25,064)
                                                                             -----------------
Net gain (loss)                                                                       (11,903)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (11,083)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            820   $            733
Net realized gain (loss)                                            4,483                430
Realized gain distributions                                         8,678              5,366
Net change in unrealized appreciation (depreciation)              (25,064)            25,442
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (11,083)            31,971
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          216,212             12,629
Cost of units redeemed                                           (240,956)           (10,882)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               (24,744)             1,747
                                                         -----------------  -----------------
Net increase (decrease)                                           (35,827)            33,718
Net assets, beginning                                             205,128            171,410
                                                         -----------------  -----------------
Net assets, ending                                       $        169,301   $        205,128
                                                         =================  =================

Units sold                                                        162,416             10,425
Units redeemed                                                   (181,478)            (9,528)
                                                         -----------------  -----------------
Net increase (decrease)                                           (19,062)               897
Units outstanding, beginning                                      154,166            153,269
                                                         -----------------  -----------------
Units outstanding, ending                                         135,104            154,166
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        396,972
Cost of units redeemed/account charges                                               (253,946)
Net investment income (loss)                                                            2,156
Net realized gain (loss)                                                                4,919
Realized gain distributions                                                            17,961
Net change in unrealized appreciation (depreciation)                                    1,239
                                                                             -----------------
Net assets                                                                   $        169,301
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                 135  $              169               1.25%               -5.8%
12/31/2017                     1.33                 154                 205               1.25%               19.0%
12/31/2016                     1.12                 153                 171               1.25%               11.7%
12/31/2015                     1.00                   0                   0               1.25%               -0.9%
12/31/2014                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -5.6%
12/31/2017                     1.34                   0                   0               1.00%               19.3%
12/31/2016                     1.12                   0                   0               1.00%               12.0%
12/31/2015                     1.00                   0                   0               1.00%               -0.6%
12/31/2014                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -5.3%
12/31/2017                     1.35                   0                   0               0.75%               19.6%
12/31/2016                     1.13                   0                   0               0.75%               12.3%
12/31/2015                     1.01                   0                   0               0.75%               -0.4%
12/31/2014                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%               -5.1%
12/31/2017                     1.36                   0                   0               0.50%               19.9%
12/31/2016                     1.14                   0                   0               0.50%               12.6%
12/31/2015                     1.01                   0                   0               0.50%               -0.1%
12/31/2014                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.25%               -4.9%
12/31/2017                     1.37                   0                   0               0.25%               20.2%
12/31/2016                     1.14                   0                   0               0.25%               12.9%
12/31/2015                     1.01                   0                   0               0.25%                0.1%
12/31/2014                     1.01                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%               -4.6%
12/31/2017                     1.38                   0                   0               0.00%               20.5%
12/31/2016                     1.15                   0                   0               0.00%               13.1%
12/31/2015                     1.01                   0                   0               0.00%                0.4%
12/31/2014                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.6%
    2016        1.6%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
COLUMBIA EMERGING MARKETS BOND FUND INSTITUTIONAL CLASS - 19763P127 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.22
Band 100                                        --              --            1.25
Band 75                                         --              --            1.27
Band 50                                         --              --            1.29
Band 25                                         --              --            1.31
Band 0                                          --              --            1.34
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.25%               -8.9%
12/31/2017                     1.34                   0                   0               1.25%               11.1%
12/31/2016                     1.21                   0                   0               1.25%               11.0%
12/31/2015                     1.09                   0                   0               1.25%               -2.3%
12/31/2014                     1.11                   0                   0               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               1.00%               -8.7%
12/31/2017                     1.36                   0                   0               1.00%               11.4%
12/31/2016                     1.22                   0                   0               1.00%               11.3%
12/31/2015                     1.10                   0                   0               1.00%               -2.0%
12/31/2014                     1.12                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%               -8.4%
12/31/2017                     1.38                   0                   0               0.75%               11.7%
12/31/2016                     1.24                   0                   0               0.75%               11.5%
12/31/2015                     1.11                   0                   0               0.75%               -1.8%
12/31/2014                     1.13                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%               -8.2%
12/31/2017                     1.41                   0                   0               0.50%               12.0%
12/31/2016                     1.26                   0                   0               0.50%               11.8%
12/31/2015                     1.12                   0                   0               0.50%               -1.6%
12/31/2014                     1.14                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%               -8.0%
12/31/2017                     1.43                   0                   0               0.25%               12.2%
12/31/2016                     1.27                   0                   0               0.25%               12.1%
12/31/2015                     1.14                   0                   0               0.25%               -1.3%
12/31/2014                     1.15                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -7.8%
12/31/2017                     1.45                   0                   0               0.00%               12.5%
12/31/2016                     1.29                   0                   0               0.00%               12.4%
12/31/2015                     1.15                   0                   0               0.00%               -1.1%
12/31/2014                     1.16                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           COLUMBIA EMERGING MARKETS BOND FUND A CLASS - 19763P184

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       93,520   $       100,771            8,940
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                  (6)
                                     ---------------
Net assets                           $       93,514
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       73,714          61,388  $          1.20
Band 100                                    19,800          16,196             1.22
Band 75                                         --              --             1.24
Band 50                                         --              --             1.27
Band 25                                         --              --             1.29
Band 0                                          --              --             1.31
                                    --------------  --------------
 Total                              $       93,514          77,584
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          4,759
Mortality & expense charges                                                             (1,210)
                                                                              -----------------
Net investment income (loss)                                                             3,549
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    67
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (13,288)
                                                                              -----------------
Net gain (loss)                                                                        (13,221)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (9,672)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,549   $          4,566
Net realized gain (loss)                                               67              5,872
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (13,288)             3,557
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (9,672)            13,995
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,649             22,821
Cost of units redeemed                                            (15,904)          (103,947)
Account charges                                                       (34)               (42)
                                                         -----------------  -----------------
Increase (decrease)                                               (11,289)           (81,168)
                                                         -----------------  -----------------
Net increase (decrease)                                           (20,961)           (67,173)
Net assets, beginning                                             114,475            181,648
                                                         -----------------  -----------------
Net assets, ending                                       $         93,514   $        114,475
                                                         =================  =================

Units sold                                                          3,705             20,201
Units redeemed                                                    (12,405)           (84,979)
                                                         -----------------  -----------------
Net increase (decrease)                                            (8,700)           (64,778)
Units outstanding, beginning                                       86,284            151,062
                                                         -----------------  -----------------
Units outstanding, ending                                          77,584             86,284
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        527,888
Cost of units redeemed/account charges                                                (439,945)
Net investment income (loss)                                                            13,873
Net realized gain (loss)                                                                (1,671)
Realized gain distributions                                                                620
Net change in unrealized appreciation (depreciation)                                    (7,251)
                                                                              -----------------
Net assets                                                                    $         93,514
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                  61  $               74               1.25%               -9.1%
12/31/2017                     1.32                  65                  86               1.25%               10.8%
12/31/2016                     1.19                  61                  73               1.25%               10.7%
12/31/2015                     1.08                  31                  34               1.25%               -2.5%
12/31/2014                     1.11                  13                  15               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                  16  $               20               1.00%               -8.9%
12/31/2017                     1.34                  21                  28               1.00%               11.0%
12/31/2016                     1.21                  90                 109               1.00%               11.0%
12/31/2015                     1.09                  35                  38               1.00%               -2.2%
12/31/2014                     1.11                  48                  54               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -8.7%
12/31/2017                     1.36                   0                   0               0.75%               11.3%
12/31/2016                     1.22                   0                   0               0.75%               11.3%
12/31/2015                     1.10                   0                   0               0.75%               -2.0%
12/31/2014                     1.12                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%               -8.5%
12/31/2017                     1.38                   0                   0               0.50%               11.6%
12/31/2016                     1.24                   0                   0               0.50%               11.5%
12/31/2015                     1.11                   0                   0               0.50%               -1.8%
12/31/2014                     1.13                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%               -8.2%
12/31/2017                     1.41                   0                   0               0.25%               11.9%
12/31/2016                     1.26                   0                   0               0.25%               11.8%
12/31/2015                     1.12                   0                   0               0.25%               -1.5%
12/31/2014                     1.14                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.00%               -8.0%
12/31/2017                     1.43                   0                   0               0.00%               12.2%
12/31/2016                     1.27                   0                   0               0.00%               12.1%
12/31/2015                     1.14                   0                   0               0.00%               -1.3%
12/31/2014                     1.15                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.6%
    2017        4.1%
    2016        1.6%
    2015        3.3%
    2014        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               COLUMBIA MID CAP INDEX FUND A CLASS - 19765J509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    28,613,599  $    33,233,037        2,128,988
                                                      ===============  ===============
Receivables: investments sold                420,790
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    29,034,389
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,765,252      14,675,150  $          1.89
Band 100                                        --              --             1.95
Band 75                                         --              --             2.00
Band 50                                         --              --             2.06
Band 25                                         --              --             2.11
Band 0                                   1,269,137         583,640             2.17
                                    --------------  --------------
 Total                              $   29,034,389      15,258,790
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       354,173
Mortality & expense charges                                                        (475,643)
                                                                            ----------------
Net investment income (loss)                                                       (121,470)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            747,459
Realized gain distributions                                                       2,541,328
Net change in unrealized appreciation (depreciation)                             (7,339,302)
                                                                            ----------------
Net gain (loss)                                                                  (4,050,515)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (4,171,985)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (121,470)  $       (112,877)
Net realized gain (loss)                                          747,459            837,815
Realized gain distributions                                     2,541,328          2,559,207
Net change in unrealized appreciation (depreciation)           (7,339,302)         1,834,593
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,171,985)         5,118,738
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       10,864,031         18,901,730
Cost of units redeemed                                        (17,690,928)       (15,144,758)
Account charges                                                   (31,498)           (35,736)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,858,395)         3,721,236
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,030,380)         8,839,974
Net assets, beginning                                          40,064,769         31,224,795
                                                         -----------------  -----------------
Net assets, ending                                       $     29,034,389   $     40,064,769
                                                         =================  =================

Units sold                                                      5,031,793          9,641,503
Units redeemed                                                 (8,186,753)        (7,592,867)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,154,960)         2,048,636
Units outstanding, beginning                                   18,413,750         16,365,114
                                                         -----------------  -----------------
Units outstanding, ending                                      15,258,790         18,413,750
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     84,991,663
Cost of units redeemed/account charges                                           (66,110,226)
Net investment income (loss)                                                        (307,650)
Net realized gain (loss)                                                           4,336,209
Realized gain distributions                                                       10,743,831
Net change in unrealized appreciation (depreciation)                              (4,619,438)
                                                                            -----------------
Net assets                                                                  $     29,034,389
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89              14,675  $           27,765               1.25%              -12.7%
12/31/2017                     2.17              17,844              38,664               1.25%               14.3%
12/31/2016                     1.90              15,537              29,465               1.25%               18.7%
12/31/2015                     1.60              12,710              20,312               1.25%               -3.8%
12/31/2014                     1.66              11,443              19,001               1.25%                7.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.95                   0  $                0               1.00%              -12.5%
12/31/2017                     2.22                   0                   0               1.00%               14.5%
12/31/2016                     1.94                   0                   0               1.00%               19.0%
12/31/2015                     1.63                   0                   0               1.00%               -3.5%
12/31/2014                     1.69                   0                   0               1.00%                8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.75%              -12.2%
12/31/2017                     2.28                   0                   0               0.75%               14.8%
12/31/2016                     1.99                   0                   0               0.75%               19.3%
12/31/2015                     1.66                   0                   0               0.75%               -3.3%
12/31/2014                     1.72                   0                   0               0.75%                8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.50%              -12.0%
12/31/2017                     2.34                   0                   0               0.50%               15.1%
12/31/2016                     2.03                   0                   0               0.50%               19.6%
12/31/2015                     1.70                   0                   0               0.50%               -3.0%
12/31/2014                     1.75                   0                   0               0.50%                8.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.25%              -11.8%
12/31/2017                     2.40                   0                   0               0.25%               15.4%
12/31/2016                     2.08                   0                   0               0.25%               19.9%
12/31/2015                     1.73                   0                   0               0.25%               -2.8%
12/31/2014                     1.78                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                 584  $            1,269               0.00%              -11.6%
12/31/2017                     2.46                 570               1,401               0.00%               15.7%
12/31/2016                     2.13                 828               1,760               0.00%               20.2%
12/31/2015                     1.77                 710               1,255               0.00%               -2.6%
12/31/2014                     1.82                 617               1,121               0.00%                9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.0%
    2016        1.2%
    2015        1.0%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND INSTITUTIONAL
                               CLASS - 19766H338

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        724,940  $       857,597           11,302
                                                       ===============  ===============
Receivables: investments sold                   4,462
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        729,402
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       729,402         300,153  $         2.43
Band 100                                        --              --            2.47
Band 75                                         --              --            2.52
Band 50                                         --              --            2.56
Band 25                                         --              --            2.61
Band 0                                          --              --            2.66
                                   ---------------  --------------
 Total                             $       729,402         300,153
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (10,000)
                                                                            -----------------
Net investment income (loss)                                                         (10,000)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,456
Realized gain distributions                                                           74,516
Net change in unrealized appreciation (depreciation)                                (172,845)
                                                                            -----------------
Net gain (loss)                                                                      (75,873)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (85,873)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,000)  $         (8,213)
Net realized gain (loss)                                           22,456             84,311
Realized gain distributions                                        74,516             75,297
Net change in unrealized appreciation (depreciation)             (172,845)            18,813
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (85,873)           170,208
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          344,554            384,786
Cost of units redeemed                                           (179,456)          (359,025)
Account charges                                                       (10)               (72)
                                                         -----------------  -----------------
Increase (decrease)                                               165,088             25,689
                                                         -----------------  -----------------
Net increase (decrease)                                            79,215            195,897
Net assets, beginning                                             650,187            454,290
                                                         -----------------  -----------------
Net assets, ending                                       $        729,402   $        650,187
                                                         =================  =================

Units sold                                                        119,644            158,430
Units redeemed                                                    (63,796)          (140,683)
                                                         -----------------  -----------------
Net increase (decrease)                                            55,848             17,747
Units outstanding, beginning                                      244,305            226,558
                                                         -----------------  -----------------
Units outstanding, ending                                         300,153            244,305
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,297,315
Cost of units redeemed/account charges                                           (9,039,693)
Net investment income (loss)                                                        (92,960)
Net realized gain (loss)                                                            332,425
Realized gain distributions                                                         364,972
Net change in unrealized appreciation (depreciation)                               (132,657)
                                                                            ----------------
Net assets                                                                  $       729,402
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                 300  $              729               1.25%               -8.7%
12/31/2017                     2.66                 244                 650               1.25%               32.7%
12/31/2016                     2.01                 227                 454               1.25%               14.2%
12/31/2015                     1.76                 905               1,588               1.25%                8.0%
12/31/2014                     1.62                 215                 350               1.25%               24.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               1.00%               -8.5%
12/31/2017                     2.70                   0                   0               1.00%               33.1%
12/31/2016                     2.03                   0                   0               1.00%               14.5%
12/31/2015                     1.77                   0                   0               1.00%                8.3%
12/31/2014                     1.64                   0                   0               1.00%               25.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.75%               -8.2%
12/31/2017                     2.75                   0                   0               0.75%               33.4%
12/31/2016                     2.06                   0                   0               0.75%               14.8%
12/31/2015                     1.79                   0                   0               0.75%                8.6%
12/31/2014                     1.65                   0                   0               0.75%               25.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.50%               -8.0%
12/31/2017                     2.79                   0                   0               0.50%               33.7%
12/31/2016                     2.08                   0                   0               0.50%               15.1%
12/31/2015                     1.81                   0                   0               0.50%                8.8%
12/31/2014                     1.66                   0                   0               0.50%               25.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.25%               -7.8%
12/31/2017                     2.83                   0                   0               0.25%               34.1%
12/31/2016                     2.11                   0                   0               0.25%               15.4%
12/31/2015                     1.83                   0                   0               0.25%                9.1%
12/31/2014                     1.68                   0                   0               0.25%               26.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                   0  $                0               0.00%               -7.5%
12/31/2017                     2.88                   0                   0               0.00%               34.4%
12/31/2016                     2.14                   0                   0               0.00%               15.7%
12/31/2015                     1.85                   0                   0               0.00%                9.4%
12/31/2014                     1.69                   0                   0               0.00%               26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND ADVISOR CLASS - 19766H361

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,234,486  $     1,566,246           21,891
                                                       ===============  ===============
Receivables: investments sold                   1,463
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,235,949
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,235,949         582,001  $          2.12
Band 100                                        --              --             2.15
Band 75                                         --              --             2.19
Band 50                                         --              --             2.22
Band 25                                         --              --             2.25
Band 0                                          --              --             2.28
                                    --------------  --------------
 Total                              $    1,235,949         582,001
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (20,209)
                                                                             -----------------
Net investment income (loss)                                                          (20,209)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (56,587)
Realized gain distributions                                                           168,487
Net change in unrealized appreciation (depreciation)                                 (300,016)
                                                                             -----------------
Net gain (loss)                                                                      (188,116)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (208,325)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (20,209)  $         (9,174)
Net realized gain (loss)                                          (56,587)           104,268
Realized gain distributions                                       168,487            112,098
Net change in unrealized appreciation (depreciation)             (300,016)           (41,813)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (208,325)           165,379
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          817,143          1,105,252
Cost of units redeemed                                           (575,406)          (390,873)
Account charges                                                      (254)              (270)
                                                         -----------------  -----------------
Increase (decrease)                                               241,483            714,109
                                                         -----------------  -----------------
Net increase (decrease)                                            33,158            879,488
Net assets, beginning                                           1,202,791            323,303
                                                         -----------------  -----------------
Net assets, ending                                       $      1,235,949   $      1,202,791
                                                         =================  =================

Units sold                                                        317,439            503,585
Units redeemed                                                   (252,588)          (170,914)
                                                         -----------------  -----------------
Net increase (decrease)                                            64,851            332,671
Units outstanding, beginning                                      517,150            184,479
                                                         -----------------  -----------------
Units outstanding, ending                                         582,001            517,150
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,541,799
Cost of units redeemed/account charges                                            (1,330,205)
Net investment income (loss)                                                         (36,525)
Net realized gain (loss)                                                              41,759
Realized gain distributions                                                          350,881
Net change in unrealized appreciation (depreciation)                                (331,760)
                                                                            -----------------
Net assets                                                                  $      1,235,949
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                 582  $            1,236               1.25%               -8.7%
12/31/2017                     2.33                 517               1,203               1.25%               32.7%
12/31/2016                     1.75                 184                 323               1.25%               14.2%
12/31/2015                     1.53                 186                 286               1.25%                8.0%
12/31/2014                     1.42                 144                 205               1.25%               24.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               1.00%               -8.5%
12/31/2017                     2.35                   0                   0               1.00%               33.0%
12/31/2016                     1.77                   0                   0               1.00%               14.5%
12/31/2015                     1.54                   0                   0               1.00%                8.3%
12/31/2014                     1.43                   0                   0               1.00%               25.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.75%               -8.2%
12/31/2017                     2.38                   0                   0               0.75%               33.4%
12/31/2016                     1.79                   0                   0               0.75%               14.8%
12/31/2015                     1.56                   0                   0               0.75%                8.6%
12/31/2014                     1.43                   0                   0               0.75%               25.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.50%               -8.0%
12/31/2017                     2.41                   0                   0               0.50%               33.7%
12/31/2016                     1.80                   0                   0               0.50%               15.1%
12/31/2015                     1.57                   0                   0               0.50%                8.8%
12/31/2014                     1.44                   0                   0               0.50%               25.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.25%               -7.8%
12/31/2017                     2.44                   0                   0               0.25%               34.0%
12/31/2016                     1.82                   0                   0               0.25%               15.4%
12/31/2015                     1.58                   0                   0               0.25%                9.1%
12/31/2014                     1.45                   0                   0               0.25%               26.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.00%               -7.5%
12/31/2017                     2.47                   0                   0               0.00%               34.4%
12/31/2016                     1.84                   0                   0               0.00%               15.7%
12/31/2015                     1.59                   0                   0               0.00%                9.4%
12/31/2014                     1.45                   0                   0               0.00%               26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND A CLASS - 19766H429

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        698,336  $       826,075           11,978
                                                       ===============  ===============
Receivables: investments sold                   9,021
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        707,357
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       416,295         174,428  $         2.39
Band 100                                   252,815         104,041            2.43
Band 75                                         --              --            2.47
Band 50                                         --              --            2.52
Band 25                                         --              --            2.56
Band 0                                      38,247          14,647            2.61
                                   ---------------  --------------
 Total                             $       707,357         293,116
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (10,714)
                                                                            -----------------
Net investment income (loss)                                                         (10,714)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              47,969
Realized gain distributions                                                           93,642
Net change in unrealized appreciation (depreciation)                                (203,780)
                                                                            -----------------
Net gain (loss)                                                                      (62,169)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (72,883)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,714)  $         (9,861)
Net realized gain (loss)                                           47,969             62,130
Realized gain distributions                                        93,642            110,943
Net change in unrealized appreciation (depreciation)             (203,780)            55,600
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (72,883)           218,812
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          314,153            756,769
Cost of units redeemed                                           (639,419)          (296,895)
Account charges                                                      (360)            (1,035)
                                                         -----------------  -----------------
Increase (decrease)                                              (325,626)           458,839
                                                         -----------------  -----------------
Net increase (decrease)                                          (398,509)           677,651
Net assets, beginning                                           1,105,866            428,215
                                                         -----------------  -----------------
Net assets, ending                                       $        707,357   $      1,105,866
                                                         =================  =================

Units sold                                                        115,488            326,011
Units redeemed                                                   (241,311)          (121,790)
                                                         -----------------  -----------------
Net increase (decrease)                                          (125,823)           204,221
Units outstanding, beginning                                      418,939            214,718
                                                         -----------------  -----------------
Units outstanding, ending                                         293,116            418,939
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,227,419
Cost of units redeemed/account charges                                           (3,915,339)
Net investment income (loss)                                                        (45,929)
Net realized gain (loss)                                                            214,612
Realized gain distributions                                                         354,333
Net change in unrealized appreciation (depreciation)                               (127,739)
                                                                            ----------------
Net assets                                                                  $       707,357
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                 174  $              416               1.25%               -8.9%
12/31/2017                     2.62                 282                 739               1.25%               32.4%
12/31/2016                     1.98                 112                 221               1.25%               13.9%
12/31/2015                     1.74                 136                 237               1.25%                7.8%
12/31/2014                     1.61                 127                 204               1.25%               24.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                 104  $              253               1.00%               -8.7%
12/31/2017                     2.66                 122                 325               1.00%               32.7%
12/31/2016                     2.00                  97                 195               1.00%               14.2%
12/31/2015                     1.76                 158                 278               1.00%                8.0%
12/31/2014                     1.62                  49                  79               1.00%               24.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.75%               -8.5%
12/31/2017                     2.70                   0                   0               0.75%               33.1%
12/31/2016                     2.03                   0                   0               0.75%               14.5%
12/31/2015                     1.77                   0                   0               0.75%                8.3%
12/31/2014                     1.64                   0                   0               0.75%               25.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.50%               -8.2%
12/31/2017                     2.74                   0                   0               0.50%               33.4%
12/31/2016                     2.06                   0                   0               0.50%               14.8%
12/31/2015                     1.79                   0                   0               0.50%                8.6%
12/31/2014                     1.65                   0                   0               0.50%               25.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.25%               -8.0%
12/31/2017                     2.79                   0                   0               0.25%               33.7%
12/31/2016                     2.08                   0                   0               0.25%               15.1%
12/31/2015                     1.81                   0                   0               0.25%                8.8%
12/31/2014                     1.66                   0                   0               0.25%               25.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                  15  $               38               0.00%               -7.8%
12/31/2017                     2.83                  15                  42               0.00%               34.1%
12/31/2016                     2.11                   6                  12               0.00%               15.4%
12/31/2015                     1.83                   4                   8               0.00%                9.1%
12/31/2014                     1.68                   3                   5               0.00%               26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            COLUMBIA CONTRARIAN CORE FUND ADVISOR CLASS - 19766M501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       290,079  $        337,545           13,257
                                                      ================  ===============
Receivables: investments sold                    914
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       290,993
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       290,993         236,597  $         1.23
Band 100                                        --              --            1.24
Band 75                                         --              --            1.25
Band 50                                         --              --            1.27
Band 25                                         --              --            1.28
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       290,993         236,597
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          3,484
Mortality & expense charges                                                           (5,438)
                                                                            -----------------
Net investment income (loss)                                                          (1,954)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,340
Realized gain distributions                                                           22,861
Net change in unrealized appreciation (depreciation)                                 (91,942)
                                                                            -----------------
Net gain (loss)                                                                      (28,741)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (30,695)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,954)  $           (560)
Net realized gain (loss)                                           40,340                467
Realized gain distributions                                        22,861             16,234
Net change in unrealized appreciation (depreciation)              (91,942)            37,654
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (30,695)            53,795
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          111,377            205,770
Cost of units redeemed                                           (278,996)           (14,945)
Account charges                                                      (658)              (722)
                                                         -----------------  -----------------
Increase (decrease)                                              (168,277)           190,103
                                                         -----------------  -----------------
Net increase (decrease)                                          (198,972)           243,898
Net assets, beginning                                             489,965            246,067
                                                         -----------------  -----------------
Net assets, ending                                       $        290,993   $        489,965
                                                         =================  =================

Units sold                                                         80,882            153,526
Units redeemed                                                   (202,377)           (11,603)
                                                         -----------------  -----------------
Net increase (decrease)                                          (121,495)           141,923
Units outstanding, beginning                                      358,092            216,169
                                                         -----------------  -----------------
Units outstanding, ending                                         236,597            358,092
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        558,306
Cost of units redeemed/account charges                                              (298,661)
Net investment income (loss)                                                          (2,416)
Net realized gain (loss)                                                              41,034
Realized gain distributions                                                           40,196
Net change in unrealized appreciation (depreciation)                                 (47,466)
                                                                            -----------------
Net assets                                                                  $        290,993
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                 237  $              291               1.25%              -10.1%
12/31/2017                     1.37                 358                 490               1.25%               20.2%
12/31/2016                     1.14                 216                 246               1.25%                7.3%
12/31/2015                     1.06                   0                   0               1.25%                6.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%               -9.9%
12/31/2017                     1.38                   0                   0               1.00%               20.5%
12/31/2016                     1.14                   0                   0               1.00%                7.5%
12/31/2015                     1.06                   0                   0               1.00%                6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.75%               -9.7%
12/31/2017                     1.39                   0                   0               0.75%               20.8%
12/31/2016                     1.15                   0                   0               0.75%                7.8%
12/31/2015                     1.07                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%               -9.4%
12/31/2017                     1.40                   0                   0               0.50%               21.1%
12/31/2016                     1.16                   0                   0               0.50%                8.1%
12/31/2015                     1.07                   0                   0               0.50%                6.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.25%               -9.2%
12/31/2017                     1.41                   0                   0               0.25%               21.4%
12/31/2016                     1.16                   0                   0               0.25%                8.3%
12/31/2015                     1.07                   0                   0               0.25%                7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.00%               -9.0%
12/31/2017                     1.42                   0                   0               0.00%               21.7%
12/31/2016                     1.17                   0                   0               0.00%                8.6%
12/31/2015                     1.07                   0                   0               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.9%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          COLUMBIA SELECT GLOBAL GROWTH FUND ADVISOR CLASS - 19766P306

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         5,858  $         6,966               450
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         5,859
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,859            5,540  $         1.06
Band 100                                         --               --            1.07
Band 75                                          --               --            1.08
Band 50                                          --               --            1.09
Band 25                                          --               --            1.10
Band 0                                           --               --            1.11
                                    ---------------  ---------------
 Total                              $         5,859            5,540
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             --
Mortality & expense charges                                                                 (62)
                                                                               -----------------
Net investment income (loss)                                                                (62)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                  83
Net change in unrealized appreciation (depreciation)                                     (1,315)
                                                                               -----------------
Net gain (loss)                                                                          (1,226)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $         (1,288)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED      PERIOD ENDED
                                                              DECEMBER 31,      DECEMBER 31,
                                                                  2018*             2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            (62)  $            (15)
Net realized gain (loss)                                                  6                  1
Realized gain distributions                                              83                 --
Net change in unrealized appreciation (depreciation)                 (1,315)               207
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                    (1,288)               193
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              4,096              2,858
Cost of units redeemed                                                   --                 --
Account charges                                                          --                 --
                                                           -----------------  -----------------
Increase (decrease)                                                   4,096              2,858
                                                           -----------------  -----------------
Net increase (decrease)                                               2,808              3,051
Net assets, beginning                                                 3,051                 --
                                                           -----------------  -----------------
Net assets, ending                                         $          5,859   $          3,051
                                                           =================  =================

Units sold                                                            3,103              2,437
Units redeemed                                                           --                 --
                                                           -----------------  -----------------
Net increase (decrease)                                               3,103              2,437
Units outstanding, beginning                                          2,437                 --
                                                           -----------------  -----------------
Units outstanding, ending                                             5,540              2,437
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          6,954
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                                (77)
Net realized gain (loss)                                                                      7
Realized gain distributions                                                                  83
Net change in unrealized appreciation (depreciation)                                     (1,108)
                                                                               -----------------
Net assets                                                                     $          5,859
                                                                               =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   6  $                6               1.25%              -15.5%
12/31/2017                     1.25                   2                   3               1.25%               32.3%
12/31/2016                     0.95                   0                   0               1.25%               -7.0%
12/31/2015                     1.02                   0                   0               1.25%                1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%              -15.3%
12/31/2017                     1.26                   0                   0               1.00%               32.7%
12/31/2016                     0.95                   0                   0               1.00%               -6.8%
12/31/2015                     1.02                   0                   0               1.00%                2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -15.1%
12/31/2017                     1.27                   0                   0               0.75%               33.0%
12/31/2016                     0.96                   0                   0               0.75%               -6.5%
12/31/2015                     1.02                   0                   0               0.75%                2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -14.9%
12/31/2017                     1.28                   0                   0               0.50%               33.3%
12/31/2016                     0.96                   0                   0               0.50%               -6.3%
12/31/2015                     1.02                   0                   0               0.50%                2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%              -14.7%
12/31/2017                     1.29                   0                   0               0.25%               33.7%
12/31/2016                     0.96                   0                   0               0.25%               -6.1%
12/31/2015                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%              -14.5%
12/31/2017                     1.30                   0                   0               0.00%               34.0%
12/31/2016                     0.97                   0                   0               0.00%               -5.8%
12/31/2015                     1.03                   0                   0               0.00%                3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          COLUMBIA SELECT MID CAP VALUE FUND ADVISOR CLASS - 19766B356

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        320,955  $       475,671           34,697
                                                       ===============  ===============
Receivables: investments sold                   6,708
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        327,663
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       327,663         308,648  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       327,663         308,648
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,390
Mortality & expense charges                                                             (4,252)
                                                                              -----------------
Net investment income (loss)                                                            (1,862)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,094)
Realized gain distributions                                                             82,503
Net change in unrealized appreciation (depreciation)                                  (129,725)
                                                                              -----------------
Net gain (loss)                                                                        (49,316)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (51,178)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,862)  $            231
Net realized gain (loss)                                            (2,094)             1,027
Realized gain distributions                                         82,503             51,069
Net change in unrealized appreciation (depreciation)              (129,725)           (24,683)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (51,178)            27,644
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            68,391            255,363
Cost of units redeemed                                             (16,946)           (72,997)
Account charges                                                       (179)              (122)
                                                          -----------------  -----------------
Increase (decrease)                                                 51,266            182,244
                                                          -----------------  -----------------
Net increase (decrease)                                                 88            209,888
Net assets, beginning                                              327,575            117,687
                                                          -----------------  -----------------
Net assets, ending                                        $        327,663   $        327,575
                                                          =================  =================

Units sold                                                          57,912            303,786
Units redeemed                                                     (13,647)          (145,911)
                                                          -----------------  -----------------
Net increase (decrease)                                             44,265            157,875
Units outstanding, beginning                                       264,383            106,508
                                                          -----------------  -----------------
Units outstanding, ending                                          308,648            264,383
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        461,158
Cost of units redeemed/account charges                                                (121,252)
Net investment income (loss)                                                            (1,947)
Net realized gain (loss)                                                                (4,476)
Realized gain distributions                                                            148,896
Net change in unrealized appreciation (depreciation)                                  (154,716)
                                                                              -----------------
Net assets                                                                    $        327,663
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 309  $              328               1.25%              -14.3%
12/31/2017                     1.24                 264                 328               1.25%               12.1%
12/31/2016                     1.10                 107                 118               1.25%               12.9%
12/31/2015                     0.98                  94                  92               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%              -14.1%
12/31/2017                     1.25                   0                   0               1.00%               12.4%
12/31/2016                     1.11                   0                   0               1.00%               13.1%
12/31/2015                     0.98                   0                   0               1.00%               -1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -13.9%
12/31/2017                     1.26                   0                   0               0.75%               12.7%
12/31/2016                     1.12                   0                   0               0.75%               13.4%
12/31/2015                     0.98                   0                   0               0.75%               -1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -13.7%
12/31/2017                     1.27                   0                   0               0.50%               13.0%
12/31/2016                     1.12                   0                   0               0.50%               13.7%
12/31/2015                     0.99                   0                   0               0.50%               -1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%              -13.5%
12/31/2017                     1.28                   0                   0               0.25%               13.3%
12/31/2016                     1.13                   0                   0               0.25%               14.0%
12/31/2015                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -13.2%
12/31/2017                     1.29                   0                   0               0.00%               13.5%
12/31/2016                     1.13                   0                   0               0.00%               14.3%
12/31/2015                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        1.4%
    2016        0.9%
    2015        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    COLUMBIA SELECT LARGE CAP VALUE FUND ADVISOR - ADVISOR CLASS - 19766C396

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,630,683  $      5,175,197          200,115
                                                      ================  ===============
Receivables: investments sold                 10,111
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,640,794
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,640,794       3,828,188  $          1.21
Band 100                                         --              --             1.22
Band 75                                          --              --             1.24
Band 50                                          --              --             1.25
Band 25                                          --              --             1.26
Band 0                                           --              --             1.27
                                    ---------------  --------------
 Total                              $     4,640,794       3,828,188
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        84,375
Mortality & expense charges                                                         (83,093)
                                                                            ----------------
Net investment income (loss)                                                          1,282
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            852,567
Realized gain distributions                                                         135,058
Net change in unrealized appreciation (depreciation)                             (1,906,835)
                                                                            ----------------
Net gain (loss)                                                                    (919,210)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (917,928)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,282   $         62,511
Net realized gain (loss)                                          852,567             22,824
Realized gain distributions                                       135,058            609,441
Net change in unrealized appreciation (depreciation)           (1,906,835)         1,362,321
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (917,928)         2,057,097
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          862,873         17,338,496
Cost of units redeemed                                        (12,652,748)        (1,971,407)
Account charges                                                   (17,538)           (58,051)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,807,413)        15,309,038
                                                         -----------------  -----------------
Net increase (decrease)                                       (12,725,341)        17,366,135
Net assets, beginning                                          17,366,135                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,640,794   $     17,366,135
                                                         =================  =================

Units sold                                                        708,384         14,052,821
Units redeemed                                                 (9,316,887)        (1,616,130)
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,608,503)        12,436,691
Units outstanding, beginning                                   12,436,691                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,828,188         12,436,691
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    18,201,369
Cost of units redeemed/account charges                                          (14,699,744)
Net investment income (loss)                                                         63,793
Net realized gain (loss)                                                            875,391
Realized gain distributions                                                         744,499
Net change in unrealized appreciation (depreciation)                               (544,514)
                                                                            ----------------
Net assets                                                                  $     4,640,794
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21               3,828  $            4,641               1.25%              -13.2%
12/31/2017                     1.40              12,437              17,366               1.25%               18.9%
12/31/2016                     1.17                   0                   0               1.25%               19.2%
12/31/2015                     0.99                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%              -13.0%
12/31/2017                     1.41                   0                   0               1.00%               19.2%
12/31/2016                     1.18                   0                   0               1.00%               19.5%
12/31/2015                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%              -12.7%
12/31/2017                     1.42                   0                   0               0.75%               19.5%
12/31/2016                     1.19                   0                   0               0.75%               19.8%
12/31/2015                     0.99                   0                   0               0.75%               -1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%              -12.5%
12/31/2017                     1.43                   0                   0               0.50%               19.8%
12/31/2016                     1.19                   0                   0               0.50%               20.1%
12/31/2015                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%              -12.3%
12/31/2017                     1.44                   0                   0               0.25%               20.1%
12/31/2016                     1.20                   0                   0               0.25%               20.4%
12/31/2015                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.00%              -12.1%
12/31/2017                     1.45                   0                   0               0.00%               20.4%
12/31/2016                     1.20                   0                   0               0.00%               20.7%
12/31/2015                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        2.1%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              COLUMBIA CONTRARIAN CORE FUND A CLASS - 19765P109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       458,497   $       544,932           21,495
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,156)
                                     ----------------
Net assets                           $       457,341
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       244,101         200,453  $         1.22
Band 100                                        --              --            1.23
Band 75                                         --              --            1.24
Band 50                                         --              --            1.25
Band 25                                         --              --            1.27
Band 0                                     213,240         166,657            1.28
                                   ---------------  --------------
 Total                             $       457,341         367,110
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          4,436
Mortality & expense charges                                                           (6,765)
                                                                            -----------------
Net investment income (loss)                                                          (2,329)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,580
Realized gain distributions                                                           37,633
Net change in unrealized appreciation (depreciation)                                (116,031)
                                                                            -----------------
Net gain (loss)                                                                      (31,818)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (34,147)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,329)  $             81
Net realized gain (loss)                                           46,580             51,114
Realized gain distributions                                        37,633             27,862
Net change in unrealized appreciation (depreciation)             (116,031)            21,667
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (34,147)           100,724
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          418,293            449,215
Cost of units redeemed                                           (572,405)          (345,207)
Account charges                                                      (318)              (646)
                                                         -----------------  -----------------
Increase (decrease)                                              (154,430)           103,362
                                                         -----------------  -----------------
Net increase (decrease)                                          (188,577)           204,086
Net assets, beginning                                             645,918            441,832
                                                         -----------------  -----------------
Net assets, ending                                       $        457,341   $        645,918
                                                         =================  =================

Units sold                                                        304,874            349,922
Units redeemed                                                   (407,332)          (266,368)
                                                         -----------------  -----------------
Net increase (decrease)                                          (102,458)            83,554
Units outstanding, beginning                                      469,568            386,014
                                                         -----------------  -----------------
Units outstanding, ending                                         367,110            469,568
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,466,128
Cost of units redeemed/account charges                                            (1,082,150)
Net investment income (loss)                                                           2,019
Net realized gain (loss)                                                              85,082
Realized gain distributions                                                           72,697
Net change in unrealized appreciation (depreciation)                                 (86,435)
                                                                            -----------------
Net assets                                                                  $        457,341
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                 200  $              244               1.25%              -10.3%
12/31/2017                     1.36                 308                 419               1.25%               19.9%
12/31/2016                     1.13                 218                 247               1.25%                7.0%
12/31/2015                     1.06                 155                 164               1.25%                5.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               1.00%              -10.1%
12/31/2017                     1.37                   0                   0               1.00%               20.2%
12/31/2016                     1.14                   0                   0               1.00%                7.3%
12/31/2015                     1.06                   0                   0               1.00%                6.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -9.9%
12/31/2017                     1.38                   0                   0               0.75%               20.5%
12/31/2016                     1.14                   0                   0               0.75%                7.5%
12/31/2015                     1.06                   0                   0               0.75%                6.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -9.7%
12/31/2017                     1.39                   0                   0               0.50%               20.8%
12/31/2016                     1.15                   0                   0               0.50%                7.8%
12/31/2015                     1.07                   0                   0               0.50%                6.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -9.4%
12/31/2017                     1.40                   0                   0               0.25%               21.1%
12/31/2016                     1.15                   0                   0               0.25%                8.1%
12/31/2015                     1.07                   0                   0               0.25%                6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                 167  $              213               0.00%               -9.2%
12/31/2017                     1.41                 161                 227               0.00%               21.4%
12/31/2016                     1.16                 168                 195               0.00%                8.3%
12/31/2015                     1.07                   0                   0               0.00%                7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.7%
    2016        1.0%
    2015        4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           COLUMBIA SELECT GLOBAL GROWTH FUND A CLASS - 19765M288

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (236)
                                                                             -----------------
Net investment income (loss)                                                             (236)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  956
Realized gain distributions                                                                57
Net change in unrealized appreciation (depreciation)                                   (2,858)
                                                                             -----------------
Net gain (loss)                                                                        (1,845)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (2,081)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (236)  $           (169)
Net realized gain (loss)                                              956             (3,665)
Realized gain distributions                                            57                 --
Net change in unrealized appreciation (depreciation)               (2,858)             8,683
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,081)             4,849
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,483              6,513
Cost of units redeemed                                            (22,556)           (37,251)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               (15,073)           (30,738)
                                                         -----------------  -----------------
Net increase (decrease)                                           (17,154)           (25,889)
Net assets, beginning                                              17,154             43,043
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $         17,154
                                                         =================  =================

Units sold                                                          5,652              5,698
Units redeemed                                                    (19,451)           (37,605)
                                                         -----------------  -----------------
Net increase (decrease)                                           (13,799)           (31,907)
Units outstanding, beginning                                       13,799             45,706
                                                         -----------------  -----------------
Units outstanding, ending                                              --             13,799
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         68,872
Cost of units redeemed/account charges                                                 (67,565)
Net investment income (loss)                                                            (1,113)
Net realized gain (loss)                                                                (3,461)
Realized gain distributions                                                              3,267
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%              -15.8%
12/31/2017                     1.24                  14                  17               1.25%               32.0%
12/31/2016                     0.94                  46                  43               1.25%               -7.3%
12/31/2015                     1.02                  37                  38               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -15.6%
12/31/2017                     1.25                   0                   0               1.00%               32.3%
12/31/2016                     0.95                   0                   0               1.00%               -7.0%
12/31/2015                     1.02                   0                   0               1.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -15.3%
12/31/2017                     1.26                   0                   0               0.75%               32.7%
12/31/2016                     0.95                   0                   0               0.75%               -6.8%
12/31/2015                     1.02                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -15.1%
12/31/2017                     1.27                   0                   0               0.50%               33.0%
12/31/2016                     0.96                   0                   0               0.50%               -6.6%
12/31/2015                     1.02                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -14.9%
12/31/2017                     1.28                   0                   0               0.25%               33.3%
12/31/2016                     0.96                   0                   0               0.25%               -6.3%
12/31/2015                     1.03                   0                   0               0.25%                2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%              -14.7%
12/31/2017                     1.29                   0                   0               0.00%               33.7%
12/31/2016                     0.97                   0                   0               0.00%               -6.1%
12/31/2015                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         COLUMBIA MID CAP VALUE FUND A CLASS - 19765J863 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%              -14.5%
12/31/2017                     1.23                   0                   0               1.25%               11.9%
12/31/2016                     1.10                   0                   0               1.25%               12.5%
12/31/2015                     0.98                   0                   0               1.25%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -14.3%
12/31/2017                     1.24                   0                   0               1.00%               12.2%
12/31/2016                     1.11                   0                   0               1.00%               12.8%
12/31/2015                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -14.1%
12/31/2017                     1.25                   0                   0               0.75%               12.5%
12/31/2016                     1.11                   0                   0               0.75%               13.1%
12/31/2015                     0.98                   0                   0               0.75%               -1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -13.9%
12/31/2017                     1.26                   0                   0               0.50%               12.8%
12/31/2016                     1.12                   0                   0               0.50%               13.4%
12/31/2015                     0.98                   0                   0               0.50%               -1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -13.7%
12/31/2017                     1.27                   0                   0               0.25%               13.0%
12/31/2016                     1.12                   0                   0               0.25%               13.7%
12/31/2015                     0.99                   0                   0               0.25%               -1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%              -13.5%
12/31/2017                     1.28                   0                   0               0.00%               13.3%
12/31/2016                     1.13                   0                   0               0.00%               14.0%
12/31/2015                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       COLUMBIA SELECT LARGE CAP VALUE FUND ADVISOR - A CLASS - 19766H619

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       67,835   $        78,578            3,084
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (188)
                                     ---------------
Net assets                           $       67,647
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       67,647          56,365  $          1.20
Band 100                                        --              --             1.21
Band 75                                         --              --             1.22
Band 50                                         --              --             1.24
Band 25                                         --              --             1.25
Band 0                                          --              --             1.26
                                    --------------  --------------
 Total                              $       67,647          56,365
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           1,076
Mortality & expense charges                                                                 (398)
                                                                               ------------------
Net investment income (loss)                                                                 678
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (4)
Realized gain distributions                                                                2,044
Net change in unrealized appreciation (depreciation)                                     (10,743)
                                                                               ------------------
Net gain (loss)                                                                           (8,703)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (8,025)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            678   $             (5)
Net realized gain (loss)                                                (4)               261
Realized gain distributions                                          2,044                 --
Net change in unrealized appreciation (depreciation)               (10,743)              (200)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (8,025)                56
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            75,877                 (1)
Cost of units redeemed                                                (201)            (2,071)
Account charges                                                         (4)               (60)
                                                          -----------------  -----------------
Increase (decrease)                                                 75,672             (2,132)
                                                          -----------------  -----------------
Net increase (decrease)                                             67,647             (2,076)
Net assets, beginning                                                   --              2,076
                                                          -----------------  -----------------
Net assets, ending                                        $         67,647   $             --
                                                          =================  =================

Units sold                                                          56,536                 --
Units redeemed                                                        (171)            (1,776)
                                                          -----------------  -----------------
Net increase (decrease)                                             56,365             (1,776)
Units outstanding, beginning                                            --              1,776
                                                          -----------------  -----------------
Units outstanding, ending                                           56,365                 --
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         77,608
Cost of units redeemed/account charges                                                 (2,336)
Net investment income (loss)                                                              678
Net realized gain (loss)                                                                  258
Realized gain distributions                                                             2,182
Net change in unrealized appreciation (depreciation)                                  (10,743)
                                                                             -----------------
Net assets                                                                   $         67,647
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                  56  $               68               1.25%              -13.4%
12/31/2017                     1.39                   0                   0               1.25%               18.6%
12/31/2016                     1.17                   2                   2               1.25%               18.9%
12/31/2015                     0.98                   0                   0               1.25%               -1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%              -13.2%
12/31/2017                     1.40                   0                   0               1.00%               18.9%
12/31/2016                     1.17                   0                   0               1.00%               19.2%
12/31/2015                     0.99                   0                   0               1.00%               -1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%              -13.0%
12/31/2017                     1.41                   0                   0               0.75%               19.2%
12/31/2016                     1.18                   0                   0               0.75%               19.5%
12/31/2015                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.50%              -12.7%
12/31/2017                     1.42                   0                   0               0.50%               19.5%
12/31/2016                     1.19                   0                   0               0.50%               19.8%
12/31/2015                     0.99                   0                   0               0.50%               -1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.25%              -12.5%
12/31/2017                     1.43                   0                   0               0.25%               19.8%
12/31/2016                     1.19                   0                   0               0.25%               20.1%
12/31/2015                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%              -12.3%
12/31/2017                     1.44                   0                   0               0.00%               20.1%
12/31/2016                     1.20                   0                   0               0.00%               20.4%
12/31/2015                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        0.0%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           COLUMBIA SELECT SMALL CAP VALUE FUND - A CLASS - 19766H510

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       476,582  $        577,567           32,732
                                                      ================  ===============
Receivables: investments sold                 10,011
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       486,593
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       271,565         257,884  $         1.05
Band 100                                   146,617         137,858            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.10
Band 0                                      68,411          61,826            1.11
                                   ---------------  --------------
 Total                             $       486,593         457,568
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            458
Mortality & expense charges                                                             (6,138)
                                                                              -----------------
Net investment income (loss)                                                            (5,680)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,954)
Realized gain distributions                                                             36,066
Net change in unrealized appreciation (depreciation)                                  (110,991)
                                                                              -----------------
Net gain (loss)                                                                        (80,879)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (86,559)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,680)  $         (7,676)
Net realized gain (loss)                                           (5,954)            19,505
Realized gain distributions                                        36,066             93,873
Net change in unrealized appreciation (depreciation)             (110,991)           (22,048)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (86,559)            83,654
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          130,660            123,008
Cost of units redeemed                                           (192,307)          (375,226)
Account charges                                                      (129)              (454)
                                                         -----------------  -----------------
Increase (decrease)                                               (61,776)          (252,672)
                                                         -----------------  -----------------
Net increase (decrease)                                          (148,335)          (169,018)
Net assets, beginning                                             634,928            803,946
                                                         -----------------  -----------------
Net assets, ending                                       $        486,593   $        634,928
                                                         =================  =================

Units sold                                                        105,663            113,821
Units redeemed                                                   (158,453)          (324,553)
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,790)          (210,732)
Units outstanding, beginning                                      510,358            721,090
                                                         -----------------  -----------------
Units outstanding, ending                                         457,568            510,358
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,028,133
Cost of units redeemed/account charges                                               (627,080)
Net investment income (loss)                                                          (19,410)
Net realized gain (loss)                                                                8,356
Realized gain distributions                                                           197,579
Net change in unrealized appreciation (depreciation)                                 (100,985)
                                                                             -----------------
Net assets                                                                   $        486,593
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 258  $              272               1.25%              -14.6%
12/31/2017                     1.23                 269                 331               1.25%               11.2%
12/31/2016                     1.11                 466                 517               1.25%               11.4%
12/31/2015                     1.00                 186                 185               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 138  $              147               1.00%              -14.4%
12/31/2017                     1.24                 158                 196               1.00%               11.5%
12/31/2016                     1.11                 138                 153               1.00%               11.6%
12/31/2015                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -14.2%
12/31/2017                     1.25                   0                   0               0.75%               11.8%
12/31/2016                     1.12                   0                   0               0.75%               11.9%
12/31/2015                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -14.0%
12/31/2017                     1.26                   0                   0               0.50%               12.0%
12/31/2016                     1.13                   0                   0               0.50%               12.2%
12/31/2015                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%              -13.8%
12/31/2017                     1.27                   0                   0               0.25%               12.3%
12/31/2016                     1.13                   0                   0               0.25%               12.5%
12/31/2015                     1.01                   0                   0               0.25%                0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                  62  $               68               0.00%              -13.6%
12/31/2017                     1.28                  84                 107               0.00%               12.6%
12/31/2016                     1.14                 117                 133               0.00%               12.7%
12/31/2015                     1.01                   0                   0               0.00%                0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               COLUMBIA QUALITY INCOME FUND - A CLASS - 19766J102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       295,466   $       297,009           54,873
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,634)
                                     ----------------
Net assets                           $       292,832
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       292,832         286,795  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       292,832         286,795
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,601
Mortality & expense charges                                                             (3,469)
                                                                              -----------------
Net investment income (loss)                                                             3,132
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,540)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (537)
                                                                              -----------------
Net gain (loss)                                                                         (2,077)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,055
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          3,132   $           4,658
Net realized gain (loss)                                            (1,540)             (2,472)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                  (537)              6,550
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                    1,055               8,736
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            95,799             335,000
Cost of units redeemed                                             (54,598)           (418,948)
Account charges                                                       (150)                (92)
                                                          -----------------  ------------------
Increase (decrease)                                                 41,051             (84,040)
                                                          -----------------  ------------------
Net increase (decrease)                                             42,106             (75,304)
Net assets, beginning                                              250,726             326,030
                                                          -----------------  ------------------
Net assets, ending                                        $        292,832   $         250,726
                                                          =================  ==================

Units sold                                                         102,559             330,920
Units redeemed                                                     (61,919)           (410,295)
                                                          -----------------  ------------------
Net increase (decrease)                                             40,640             (79,375)
Units outstanding, beginning                                       246,155             325,530
                                                          -----------------  ------------------
Units outstanding, ending                                          286,795             246,155
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        777,818
Cost of units redeemed/account charges                                                (488,932)
Net investment income (loss)                                                             8,183
Net realized gain (loss)                                                                (4,222)
Realized gain distributions                                                              1,528
Net change in unrealized appreciation (depreciation)                                    (1,543)
                                                                              -----------------
Net assets                                                                    $        292,832
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 287  $              293               1.25%                0.2%
12/31/2017                     1.02                 246                 251               1.25%                1.7%
12/31/2016                     1.00                 326                 326               1.25%                0.9%
12/31/2015                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%                0.5%
12/31/2017                     1.03                   0                   0               1.00%                2.0%
12/31/2016                     1.01                   0                   0               1.00%                1.2%
12/31/2015                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%                0.7%
12/31/2017                     1.03                   0                   0               0.75%                2.2%
12/31/2016                     1.01                   0                   0               0.75%                1.4%
12/31/2015                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%                1.0%
12/31/2017                     1.04                   0                   0               0.50%                2.5%
12/31/2016                     1.02                   0                   0               0.50%                1.7%
12/31/2015                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%                1.3%
12/31/2017                     1.05                   0                   0               0.25%                2.7%
12/31/2016                     1.02                   0                   0               0.25%                1.9%
12/31/2015                     1.00                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%                1.5%
12/31/2017                     1.06                   0                   0               0.00%                3.0%
12/31/2016                     1.03                   0                   0               0.00%                2.2%
12/31/2015                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        3.2%
    2016        0.6%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        COLUMBIA SELECT SMALL CAP VALUE FUND - ADVISOR CLASS - 19766C388

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                                (47)
                                                                              -----------------
Net investment income (loss)                                                               (47)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (784)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     3,716
                                                                              -----------------
Net gain (loss)                                                                          2,932
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          2,885
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED       PERIOD ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            (47)  $          (1,461)
Net realized gain (loss)                                               (784)                 (3)
Realized gain distributions                                              --              13,068
Net change in unrealized appreciation (depreciation)                  3,716               1,327
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                     2,885              12,931
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                                 --               1,477
Cost of units redeemed                                             (128,313)                (61)
Account charges                                                          --              (1,264)
                                                           -----------------  ------------------
Increase (decrease)                                                (128,313)                152
                                                           -----------------  ------------------
Net increase (decrease)                                            (125,428)             13,083
Net assets, beginning                                               125,428             112,345
                                                           -----------------  ------------------
Net assets, ending                                         $             --   $         125,428
                                                           =================  ==================

Units sold                                                               --               1,261
Units redeemed                                                     (100,915)             (1,128)
                                                           -----------------  ------------------
Net increase (decrease)                                            (100,915)                133
Units outstanding, beginning                                        100,915             100,782
                                                           -----------------  ------------------
Units outstanding, ending                                                --             100,915
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        113,303
Cost of units redeemed/account charges                                                (129,778)
Net investment income (loss)                                                            (1,596)
Net realized gain (loss)                                                                  (790)
Realized gain distributions                                                             18,861
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.25%              -14.4%
12/31/2017                     1.24                 101                 125               1.25%               11.5%
12/31/2016                     1.11                 101                 112               1.25%               11.7%
12/31/2015                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%              -14.2%
12/31/2017                     1.25                   0                   0               1.00%               11.8%
12/31/2016                     1.12                   0                   0               1.00%               11.9%
12/31/2015                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -14.0%
12/31/2017                     1.26                   0                   0               0.75%               12.1%
12/31/2016                     1.13                   0                   0               0.75%               12.2%
12/31/2015                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%              -13.8%
12/31/2017                     1.27                   0                   0               0.50%               12.3%
12/31/2016                     1.13                   0                   0               0.50%               12.5%
12/31/2015                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%              -13.6%
12/31/2017                     1.28                   0                   0               0.25%               12.6%
12/31/2016                     1.14                   0                   0               0.25%               12.8%
12/31/2015                     1.01                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -13.4%
12/31/2017                     1.29                   0                   0               0.00%               12.9%
12/31/2016                     1.14                   0                   0               0.00%               13.1%
12/31/2015                     1.01                   0                   0               0.00%                1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            COLUMBIA QUALITY INCOME FUND - ADVISOR CLASS - 19766C347

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       267,220   $       264,190           49,622
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,691)
                                     ----------------
Net assets                           $       265,529
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       265,529         257,012  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       265,529         257,012
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,049
Mortality & expense charges                                                             (2,819)
                                                                              -----------------
Net investment income (loss)                                                             3,230
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,049)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     3,552
                                                                              -----------------
Net gain (loss)                                                                            503
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          3,733
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          3,230   $          2,930
Net realized gain (loss)                                            (3,049)              (516)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                 3,552                479
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    3,733              2,893
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           243,781            243,919
Cost of units redeemed                                            (189,579)          (101,167)
Account charges                                                     (1,024)              (573)
                                                          -----------------  -----------------
Increase (decrease)                                                 53,178            142,179
                                                          -----------------  -----------------
Net increase (decrease)                                             56,911            145,072
Net assets, beginning                                              208,618             63,546
                                                          -----------------  -----------------
Net assets, ending                                        $        265,529   $        208,618
                                                          =================  =================

Units sold                                                         240,746            239,733
Units redeemed                                                    (187,036)           (99,572)
                                                          -----------------  -----------------
Net increase (decrease)                                             53,710            140,161
Units outstanding, beginning                                       203,302             63,141
                                                          -----------------  -----------------
Units outstanding, ending                                          257,012            203,302
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        564,629
Cost of units redeemed/account charges                                                (305,460)
Net investment income (loss)                                                             6,590
Net realized gain (loss)                                                                (3,562)
Realized gain distributions                                                                302
Net change in unrealized appreciation (depreciation)                                     3,030
                                                                              -----------------
Net assets                                                                    $        265,529
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 257  $              266               1.25%                0.7%
12/31/2017                     1.03                 203                 209               1.25%                2.0%
12/31/2016                     1.01                  63                  64               1.25%                1.0%
12/31/2015                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%                0.9%
12/31/2017                     1.03                   0                   0               1.00%                2.2%
12/31/2016                     1.01                   0                   0               1.00%                1.2%
12/31/2015                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%                1.2%
12/31/2017                     1.04                   0                   0               0.75%                2.5%
12/31/2016                     1.02                   0                   0               0.75%                1.5%
12/31/2015                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%                1.4%
12/31/2017                     1.05                   0                   0               0.50%                2.7%
12/31/2016                     1.02                   0                   0               0.50%                1.7%
12/31/2015                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%                1.7%
12/31/2017                     1.06                   0                   0               0.25%                3.0%
12/31/2016                     1.03                   0                   0               0.25%                2.0%
12/31/2015                     1.01                   0                   0               0.25%                0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%                2.0%
12/31/2017                     1.06                   0                   0               0.00%                3.2%
12/31/2016                     1.03                   0                   0               0.00%                2.2%
12/31/2015                     1.01                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        3.8%
    2016        3.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   COLUMBIA SELECT SMALLER-CAP VALUE FUND Z CLASS - 19766H437 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.25%              -14.4%
12/31/2017                     1.27                   0                   0               1.25%               11.5%
12/31/2016                     1.14                   0                   0               1.25%               13.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%              -14.2%
12/31/2017                     1.27                   0                   0               1.00%               11.8%
12/31/2016                     1.14                   0                   0               1.00%               13.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%              -14.0%
12/31/2017                     1.28                   0                   0               0.75%               12.0%
12/31/2016                     1.14                   0                   0               0.75%               14.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -13.8%
12/31/2017                     1.28                   0                   0               0.50%               12.3%
12/31/2016                     1.14                   0                   0               0.50%               14.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%              -13.5%
12/31/2017                     1.29                   0                   0               0.25%               12.6%
12/31/2016                     1.14                   0                   0               0.25%               14.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -13.3%
12/31/2017                     1.29                   0                   0               0.00%               12.9%
12/31/2016                     1.15                   0                   0               0.00%               14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 COLUMBIA ACORN INTERNATIONAL FUND INSTITUTIONAL 3 CLASS - 197199458 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              234                 --
Cost of units redeemed                                               (234)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                    --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $             --   $             --
                                                         =================  ================

Units sold                                                            168                 --
Units redeemed                                                       (168)                --
                                                         -----------------  ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                              --                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $           234
Cost of units redeemed/account charges                                                (234)
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ----------------
Net assets                                                                 $            --
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.25%              -16.9%
12/31/2017                     1.31                   0                   0               1.25%               30.7%
12/31/2016                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%              -16.7%
12/31/2017                     1.32                   0                   0               1.00%               31.0%
12/31/2016                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%              -16.4%
12/31/2017                     1.32                   0                   0               0.75%               31.4%
12/31/2016                     1.00                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -16.2%
12/31/2017                     1.32                   0                   0               0.50%               31.7%
12/31/2016                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%              -16.0%
12/31/2017                     1.33                   0                   0               0.25%               32.0%
12/31/2016                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -15.8%
12/31/2017                     1.33                   0                   0               0.00%               32.4%
12/31/2016                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     COLUMBIA EMERGING MARKETS BOND FUND INSTITUTIONAL 3 CLASS - 19766C545

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        162,912  $       179,176           15,559
                                                       ===============  ===============
Receivables: investments sold                   2,414
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        165,326
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       165,326         161,570  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       165,326         161,570
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,606
Mortality & expense charges                                                             (2,107)
                                                                              -----------------
Net investment income (loss)                                                             6,499
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,856)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (17,007)
                                                                              -----------------
Net gain (loss)                                                                        (21,863)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (15,364)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,499   $          4,471
Net realized gain (loss)                                           (4,856)               123
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (17,007)               743
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (15,364)             5,337
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           65,973            179,268
Cost of units redeemed                                            (59,205)           (10,648)
Account charges                                                       (24)               (11)
                                                         -----------------  -----------------
Increase (decrease)                                                 6,744            168,609
                                                         -----------------  -----------------
Net increase (decrease)                                            (8,620)           173,946
Net assets, beginning                                             173,946                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        165,326   $        173,946
                                                         =================  =================

Units sold                                                         62,909            164,762
Units redeemed                                                    (56,342)            (9,759)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,567            155,003
Units outstanding, beginning                                      155,003                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         161,570            155,003
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        245,241
Cost of units redeemed/account charges                                                 (69,888)
Net investment income (loss)                                                            10,970
Net realized gain (loss)                                                                (4,733)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (16,264)
                                                                              -----------------
Net assets                                                                    $        165,326
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 162  $              165               1.25%               -8.8%
12/31/2017                     1.12                 155                 174               1.25%               11.4%
12/31/2016                     1.01                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -8.6%
12/31/2017                     1.13                   0                   0               1.00%               11.7%
12/31/2016                     1.01                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -8.4%
12/31/2017                     1.13                   0                   0               0.75%               11.9%
12/31/2016                     1.01                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -8.1%
12/31/2017                     1.13                   0                   0               0.50%               12.2%
12/31/2016                     1.01                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -7.9%
12/31/2017                     1.13                   0                   0               0.25%               12.5%
12/31/2016                     1.01                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -7.7%
12/31/2017                     1.14                   0                   0               0.00%               12.8%
12/31/2016                     1.01                   0                   0               0.00%                0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.1%
    2017        6.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        COLUMBIA OVERSEAS VALUE FUND A CLASS - 19765M338 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%              -17.8%
12/31/2017                     1.13                   0                   0               1.25%               13.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -17.6%
12/31/2017                     1.13                   0                   0               1.00%               13.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -17.3%
12/31/2017                     1.14                   0                   0               0.75%               13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -17.1%
12/31/2017                     1.14                   0                   0               0.50%               13.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -16.9%
12/31/2017                     1.14                   0                   0               0.25%               13.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -16.7%
12/31/2017                     1.14                   0                   0               0.00%               14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             COLUMBIA OVERSEAS VALUE FUND ADVISOR CLASS - 19766P884

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        892,278  $     1,001,278          107,633
                                                       ===============  ===============
Receivables: investments sold                   8,525
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        900,803
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       900,803         963,515  $         0.93
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       900,803         963,515
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         13,657
Mortality & expense charges                                                             (2,455)
                                                                              -----------------
Net investment income (loss)                                                            11,202
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (143)
Realized gain distributions                                                              4,723
Net change in unrealized appreciation (depreciation)                                  (109,000)
                                                                              -----------------
Net gain (loss)                                                                       (104,420)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (93,218)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,202   $             --
Net realized gain (loss)                                             (143)                --
Realized gain distributions                                         4,723                 --
Net change in unrealized appreciation (depreciation)             (109,000)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (93,218)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          995,682                 --
Cost of units redeemed                                             (1,660)                --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                               994,021                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           900,803                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        900,803   $             --
                                                         =================  ================

Units sold                                                        965,282                 --
Units redeemed                                                     (1,767)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           963,515                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         963,515                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        995,682
Cost of units redeemed/account charges                                                  (1,661)
Net investment income (loss)                                                            11,202
Net realized gain (loss)                                                                  (143)
Realized gain distributions                                                              4,723
Net change in unrealized appreciation (depreciation)                                  (109,000)
                                                                              -----------------
Net assets                                                                    $        900,803
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 964  $              901               1.25%              -17.6%
12/31/2017                     1.13                   0                   0               1.25%               13.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -17.4%
12/31/2017                     1.14                   0                   0               1.00%               13.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -17.2%
12/31/2017                     1.14                   0                   0               0.75%               13.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -16.9%
12/31/2017                     1.14                   0                   0               0.50%               13.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -16.7%
12/31/2017                     1.14                   0                   0               0.25%               14.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -16.5%
12/31/2017                     1.14                   0                   0               0.00%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         COLUMBIA OVERSEAS VALUE FUND INSTITUTIONAL 3 CLASS - 19766P868

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         23,764  $        27,030            2,866
                                                       ===============  ===============
Receivables: investments sold                   3,967
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         27,731
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,731          29,600  $          0.94
Band 100                                        --              --             0.94
Band 75                                         --              --             0.94
Band 50                                         --              --             0.95
Band 25                                         --              --             0.95
Band 0                                          --              --             0.95
                                    --------------  --------------
 Total                              $       27,731          29,600
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            482
Mortality & expense charges                                                               (314)
                                                                              -----------------
Net investment income (loss)                                                               168
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,692)
Realized gain distributions                                                                522
Net change in unrealized appreciation (depreciation)                                    (3,266)
                                                                              -----------------
Net gain (loss)                                                                         (7,436)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (7,268)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            168   $             --
Net realized gain (loss)                                           (4,692)                --
Realized gain distributions                                           522                 --
Net change in unrealized appreciation (depreciation)               (3,266)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (7,268)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           81,539                 --
Cost of units redeemed                                            (46,484)                --
Account charges                                                       (56)                --
                                                         -----------------  ----------------
Increase (decrease)                                                34,999                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            27,731                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         27,731   $             --
                                                         =================  ================

Units sold                                                         75,759                 --
Units redeemed                                                    (46,159)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            29,600                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          29,600                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         81,539
Cost of units redeemed/account charges                                                 (46,540)
Net investment income (loss)                                                               168
Net realized gain (loss)                                                                (4,692)
Realized gain distributions                                                                522
Net change in unrealized appreciation (depreciation)                                    (3,266)
                                                                              -----------------
Net assets                                                                    $         27,731
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                  30  $               28               1.25%              -17.4%
12/31/2017                     1.13                   0                   0               1.25%               13.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -17.2%
12/31/2017                     1.14                   0                   0               1.00%               13.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -17.0%
12/31/2017                     1.14                   0                   0               0.75%               13.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -16.8%
12/31/2017                     1.14                   0                   0               0.50%               13.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -16.6%
12/31/2017                     1.14                   0                   0               0.25%               14.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -16.4%
12/31/2017                     1.14                   0                   0               0.00%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND - INSTITUTIONAL 3
                               CLASS - 19766J367

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        496,004  $       611,472            7,765
                                                       ===============  ===============
Receivables: investments sold                   1,528
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        497,532
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       497,532         502,524  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $       497,532         502,524
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (5,786)
                                                                             -----------------
Net investment income (loss)                                                           (5,786)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,579)
Realized gain distributions                                                            53,133
Net change in unrealized appreciation (depreciation)                                  (85,212)
                                                                             -----------------
Net gain (loss)                                                                       (43,658)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (49,444)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,786)  $           (887)
Net realized gain (loss)                                          (11,579)              (104)
Realized gain distributions                                        53,133             33,001
Net change in unrealized appreciation (depreciation)              (85,212)           (30,256)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (49,444)             1,754
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          357,193            346,281
Cost of units redeemed                                           (153,847)            (3,422)
Account charges                                                      (933)               (50)
                                                         -----------------  -----------------
Increase (decrease)                                               202,413            342,809
                                                         -----------------  -----------------
Net increase (decrease)                                           152,969            344,563
Net assets, beginning                                             344,563                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        497,532   $        344,563
                                                         =================  =================

Units sold                                                        322,910            321,221
Units redeemed                                                   (138,444)            (3,163)
                                                         -----------------  -----------------
Net increase (decrease)                                           184,466            318,058
Units outstanding, beginning                                      318,058                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         502,524            318,058
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        703,474
Cost of units redeemed/account charges                                               (158,252)
Net investment income (loss)                                                           (6,673)
Net realized gain (loss)                                                              (11,683)
Realized gain distributions                                                            86,134
Net change in unrealized appreciation (depreciation)                                 (115,468)
                                                                             -----------------
Net assets                                                                   $        497,532
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 503  $              498               1.25%               -8.6%
12/31/2017                     1.08                 318                 345               1.25%                8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -8.4%
12/31/2017                     1.08                   0                   0               1.00%                8.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -8.1%
12/31/2017                     1.09                   0                   0               0.75%                8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -7.9%
12/31/2017                     1.09                   0                   0               0.50%                8.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -7.7%
12/31/2017                     1.09                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -7.5%
12/31/2017                     1.09                   0                   0               0.00%                9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        COLUMBIA QUALITY INCOME FUND - INSTITUTIONAL 3 CLASS - 19766J581

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            58  $            57               10
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            58
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           58              58  $          1.01
Band 100                                        --              --             1.01
Band 75                                         --              --             1.02
Band 50                                         --              --             1.02
Band 25                                         --              --             1.02
Band 0                                          --              --             1.03
                                    --------------  --------------
 Total                              $           58              58
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               --
                                                                            ----------------
Net investment income (loss)                                                              --
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            ----------------
Net gain (loss)                                                                            1
                                                                            ----------------

Increase (decrease) in net assets from operations                           $              1
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    1                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                       1                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               57                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    57                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                58                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             58   $             --
                                                         ================   ================

Units sold                                                             58                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                58                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              58                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $             57
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              --
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            ----------------
Net assets                                                                  $             58
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%                0.8%
12/31/2017                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%                1.1%
12/31/2017                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%                1.3%
12/31/2017                     1.00                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                1.6%
12/31/2017                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                1.9%
12/31/2017                     1.00                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.1%
12/31/2017                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                CRM MID CAP VALUE INVESTOR CLASS - 92934R777

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           198  $           265               11
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           198
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           198              79  $         2.52
Band 100                                        --              --            2.58
Band 75                                         --              --            2.64
Band 50                                         --              --            2.71
Band 25                                         --              --            2.77
Band 0                                          --              --            2.84
                                   ---------------  --------------
 Total                             $           198              79
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               (2)
                                                                            -----------------
Net investment income (loss)                                                              (2)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               18
Net change in unrealized appreciation (depreciation)                                     (35)
                                                                            -----------------
Net gain (loss)                                                                          (17)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (19)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (2)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            18                 34
Net change in unrealized appreciation (depreciation)                  (35)                (2)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     (19)                32
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                3                  1
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                     3                  1
                                                         -----------------  -----------------
Net increase (decrease)                                               (16)                33
Net assets, beginning                                                 214                181
                                                         -----------------  -----------------
Net assets, ending                                       $            198   $            214
                                                         =================  =================

Units sold                                                              1                 --
Units redeemed                                                         --                 --
                                                         -----------------  -----------------
Net increase (decrease)                                                 1                 --
Units outstanding, beginning                                           78                 78
                                                         -----------------  -----------------
Units outstanding, ending                                              79                 78
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,080,340
Cost of units redeemed/account charges                                            (1,387,181)
Net investment income (loss)                                                         (21,098)
Net realized gain (loss)                                                              35,056
Realized gain distributions                                                          293,148
Net change in unrealized appreciation (depreciation)                                     (67)
                                                                            -----------------
Net assets                                                                  $            198
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               1.25%               -8.2%
12/31/2017                     2.75                   0                   0               1.25%               17.6%
12/31/2016                     2.33                   0                   0               1.25%               14.6%
12/31/2015                     2.04                   0                   0               1.25%               -3.8%
12/31/2014                     2.12                 377                 798               1.25%                4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.58                   0  $                0               1.00%               -8.0%
12/31/2017                     2.81                   0                   0               1.00%               17.9%
12/31/2016                     2.38                   0                   0               1.00%               14.9%
12/31/2015                     2.07                   0                   0               1.00%               -3.6%
12/31/2014                     2.15                   0                   0               1.00%                4.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.64                   0  $                0               0.75%               -7.8%
12/31/2017                     2.87                   0                   0               0.75%               18.2%
12/31/2016                     2.43                   0                   0               0.75%               15.1%
12/31/2015                     2.11                   0                   0               0.75%               -3.3%
12/31/2014                     2.18                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                   0  $                0               0.50%               -7.5%
12/31/2017                     2.93                   0                   0               0.50%               18.5%
12/31/2016                     2.47                   0                   0               0.50%               15.4%
12/31/2015                     2.14                   0                   0               0.50%               -3.1%
12/31/2014                     2.21                   0                   0               0.50%                5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.77                   0  $                0               0.25%               -7.3%
12/31/2017                     2.99                   0                   0               0.25%               18.8%
12/31/2016                     2.52                   0                   0               0.25%               15.7%
12/31/2015                     2.18                   0                   0               0.25%               -2.8%
12/31/2014                     2.24                   0                   0               0.25%                5.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.84                   0  $                0               0.00%               -7.1%
12/31/2017                     3.06                   0                   0               0.00%               19.1%
12/31/2016                     2.57                   0                   0               0.00%               16.0%
12/31/2015                     2.21                   0                   0               0.00%               -2.6%
12/31/2014                     2.27                   0                   0               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        1.0%
    2016        0.0%
    2015        0.0%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         CRM SMALL CAP VALUE INVESTOR CLASS - 92934R793 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.47
Band 100                                        --              --            2.53
Band 75                                         --              --            2.59
Band 50                                         --              --            2.66
Band 25                                         --              --            2.72
Band 0                                          --              --            2.79
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               1.25%              -16.4%
12/31/2017                     2.96                   0                   0               1.25%               12.9%
12/31/2016                     2.62                   0                   0               1.25%               23.0%
12/31/2015                     2.13                   0                   0               1.25%               -3.7%
12/31/2014                     2.21                   0                   0               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53                   0  $                0               1.00%              -16.2%
12/31/2017                     3.02                   0                   0               1.00%               13.2%
12/31/2016                     2.67                   0                   0               1.00%               23.3%
12/31/2015                     2.17                   0                   0               1.00%               -3.4%
12/31/2014                     2.24                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                   0  $                0               0.75%              -16.0%
12/31/2017                     3.09                   0                   0               0.75%               13.5%
12/31/2016                     2.72                   0                   0               0.75%               23.6%
12/31/2015                     2.20                   0                   0               0.75%               -3.2%
12/31/2014                     2.28                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                   0  $                0               0.50%              -15.8%
12/31/2017                     3.16                   0                   0               0.50%               13.8%
12/31/2016                     2.77                   0                   0               0.50%               23.9%
12/31/2015                     2.24                   0                   0               0.50%               -3.0%
12/31/2014                     2.31                   0                   0               0.50%                3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.72                   0  $                0               0.25%              -15.6%
12/31/2017                     3.23                   0                   0               0.25%               14.1%
12/31/2016                     2.83                   0                   0               0.25%               24.2%
12/31/2015                     2.28                   0                   0               0.25%               -2.7%
12/31/2014                     2.34                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.79                   0  $                0               0.00%              -15.3%
12/31/2017                     3.30                   0                   0               0.00%               14.3%
12/31/2016                     2.88                   0                   0               0.00%               24.5%
12/31/2015                     2.31                   0                   0               0.00%               -2.5%
12/31/2014                     2.37                   0                   0               0.00%                4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       DELAWARE SMALL CAP VALUE FUND R6 CLASS - 24610B818 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.81
Band 100                                        --              --            0.81
Band 75                                         --              --            0.81
Band 50                                         --              --            0.81
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DELAWARE SMALL CAP CORE FUND R6 CLASS - 24610B826 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.79
Band 100                                        --              --            0.79
Band 75                                         --              --            0.79
Band 50                                         --              --            0.79
Band 25                                         --              --            0.79
Band 0                                          --              --            0.79
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               DEUTSCHE MID CAP VALUE FUND S CLASS - 25159G886

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        206,726  $       270,422           16,087
                                                       ===============  ===============
Receivables: investments sold                   4,394
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        211,120
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       211,120          84,761  $         2.49
Band 100                                        --              --            2.55
Band 75                                         --              --            2.61
Band 50                                         --              --            2.68
Band 25                                         --              --            2.74
Band 0                                          --              --            2.81
                                   ---------------  --------------
 Total                             $       211,120          84,761
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,669
Mortality & expense charges                                                            (2,822)
                                                                             -----------------
Net investment income (loss)                                                             (153)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  139
Realized gain distributions                                                            33,125
Net change in unrealized appreciation (depreciation)                                  (76,975)
                                                                             -----------------
Net gain (loss)                                                                       (43,711)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (43,864)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (153)  $            (47)
Net realized gain (loss)                                              139                512
Realized gain distributions                                        33,125              5,585
Net change in unrealized appreciation (depreciation)              (76,975)            12,954
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (43,864)            19,004
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           39,837            156,065
Cost of units redeemed                                             (1,313)           (13,944)
Account charges                                                      (208)              (223)
                                                         -----------------  -----------------
Increase (decrease)                                                38,316            141,898
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,548)           160,902
Net assets, beginning                                             216,668             55,766
                                                         -----------------  -----------------
Net assets, ending                                       $        211,120   $        216,668
                                                         =================  =================

Units sold                                                         13,976             55,719
Units redeemed                                                       (503)            (4,908)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,473             50,811
Units outstanding, beginning                                       71,288             20,477
                                                         -----------------  -----------------
Units outstanding, ending                                          84,761             71,288
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        360,234
Cost of units redeemed/account charges                                               (134,302)
Net investment income (loss)                                                             (472)
Net realized gain (loss)                                                                4,940
Realized gain distributions                                                            44,416
Net change in unrealized appreciation (depreciation)                                  (63,696)
                                                                             -----------------
Net assets                                                                   $        211,120
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.49                  85  $              211               1.25%              -18.0%
12/31/2017                     3.04                  71                 217               1.25%               11.6%
12/31/2016                     2.72                  20                  56               1.25%               10.3%
12/31/2015                     2.47                  14                  35               1.25%                0.8%
12/31/2014                     2.45                  12                  29               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.55                   0  $                0               1.00%              -17.8%
12/31/2017                     3.11                   0                   0               1.00%               11.9%
12/31/2016                     2.78                   0                   0               1.00%               10.5%
12/31/2015                     2.51                   0                   0               1.00%                1.1%
12/31/2014                     2.49                   0                   0               1.00%                8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.75%              -17.6%
12/31/2017                     3.17                   0                   0               0.75%               12.2%
12/31/2016                     2.83                   0                   0               0.75%               10.8%
12/31/2015                     2.55                   0                   0               0.75%                1.3%
12/31/2014                     2.52                   0                   0               0.75%                8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68                   0  $                0               0.50%              -17.4%
12/31/2017                     3.24                   0                   0               0.50%               12.4%
12/31/2016                     2.88                   0                   0               0.50%               11.1%
12/31/2015                     2.60                   0                   0               0.50%                1.6%
12/31/2014                     2.56                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.74                   0  $                0               0.25%              -17.2%
12/31/2017                     3.31                   0                   0               0.25%               12.7%
12/31/2016                     2.94                   0                   0               0.25%               11.4%
12/31/2015                     2.64                   0                   0               0.25%                1.8%
12/31/2014                     2.59                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                   0  $                0               0.00%              -17.0%
12/31/2017                     3.39                   0                   0               0.00%               13.0%
12/31/2016                     3.00                   0                   0               0.00%               11.6%
12/31/2015                     2.68                   0                   0               0.00%                2.1%
12/31/2014                     2.63                   0                   0               0.00%                9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.3%
    2016        1.4%
    2015        0.3%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                DEUTSCHE REAL ASSETS FUND S CLASS - 25159K804

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        18,854   $        20,500            2,132
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (19)
                                     ----------------
Net assets                           $        18,835
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,835          13,492  $          1.40
Band 100                                        --              --             1.43
Band 75                                         --              --             1.47
Band 50                                         --              --             1.50
Band 25                                         --              --             1.54
Band 0                                          --              --             1.58
                                    --------------  --------------
 Total                              $       18,835          13,492
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            349
Mortality & expense charges                                                              (280)
                                                                             -----------------
Net investment income (loss)                                                               69
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,256
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (4,969)
                                                                             -----------------
Net gain (loss)                                                                          (713)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (644)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             69   $            332
Net realized gain (loss)                                            4,256                498
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (4,969)             6,749
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (644)             7,579
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,440             11,361
Cost of units redeemed                                            (56,043)           (15,019)
Account charges                                                      (125)              (108)
                                                         -----------------  -----------------
Increase (decrease)                                               (42,728)            (3,766)
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,372)             3,813
Net assets, beginning                                              62,207             58,394
                                                         -----------------  -----------------
Net assets, ending                                       $         18,835   $         62,207
                                                         =================  =================

Units sold                                                          9,096              8,185
Units redeemed                                                    (37,330)           (10,880)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,234)            (2,695)
Units outstanding, beginning                                       41,726             44,421
                                                         -----------------  -----------------
Units outstanding, ending                                          13,492             41,726
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        132,225
Cost of units redeemed/account charges                                               (117,431)
Net investment income (loss)                                                            1,899
Net realized gain (loss)                                                                3,788
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,646)
                                                                             -----------------
Net assets                                                                   $         18,835
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                  13  $               19               1.25%               -6.4%
12/31/2017                     1.49                  42                  62               1.25%               13.4%
12/31/2016                     1.31                  44                  58               1.25%                2.9%
12/31/2015                     1.28                  46                  59               1.25%              -10.8%
12/31/2014                     1.43                  16                  23               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.00%               -6.1%
12/31/2017                     1.52                   0                   0               1.00%               13.7%
12/31/2016                     1.34                   0                   0               1.00%                3.2%
12/31/2015                     1.30                   0                   0               1.00%              -10.6%
12/31/2014                     1.45                   0                   0               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.75%               -5.9%
12/31/2017                     1.56                   0                   0               0.75%               14.0%
12/31/2016                     1.37                   0                   0               0.75%                3.4%
12/31/2015                     1.32                   0                   0               0.75%              -10.3%
12/31/2014                     1.47                   0                   0               0.75%                2.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.50%               -5.7%
12/31/2017                     1.59                   0                   0               0.50%               14.3%
12/31/2016                     1.39                   0                   0               0.50%                3.7%
12/31/2015                     1.34                   0                   0               0.50%              -10.1%
12/31/2014                     1.49                   0                   0               0.50%                2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.25%               -5.4%
12/31/2017                     1.63                   0                   0               0.25%               14.5%
12/31/2016                     1.42                   0                   0               0.25%                3.9%
12/31/2015                     1.37                   0                   0               0.25%               -9.9%
12/31/2014                     1.52                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.00%               -5.2%
12/31/2017                     1.66                   0                   0               0.00%               14.8%
12/31/2016                     1.45                   0                   0               0.00%                4.2%
12/31/2015                     1.39                   0                   0               0.00%               -9.7%
12/31/2014                     1.54                   0                   0               0.00%                3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.8%
    2016        2.0%
    2015        2.7%
    2014        4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                DEUTSCHE REAL ASSETS FUND A CLASS - 25159K879

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        113,087  $       117,346           12,692
                                                       ===============  ===============
Receivables: investments sold                      33
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        113,120
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        32,853          23,953  $         1.37
Band 100                                        --              --            1.41
Band 75                                         --              --            1.44
Band 50                                         --              --            1.47
Band 25                                         --              --            1.51
Band 0                                      80,267          51,862            1.55
                                   ---------------  --------------
 Total                             $       113,120          75,815
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,625
Mortality & expense charges                                                              (240)
                                                                             -----------------
Net investment income (loss)                                                            1,385
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  457
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (8,502)
                                                                             -----------------
Net gain (loss)                                                                        (8,045)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (6,660)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,385   $            916
Net realized gain (loss)                                              457              1,701
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (8,502)            23,113
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (6,660)            25,730
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,688             32,650
Cost of units redeemed                                             (6,276)          (215,165)
Account charges                                                       (58)              (138)
                                                         -----------------  -----------------
Increase (decrease)                                                32,354           (182,653)
                                                         -----------------  -----------------
Net increase (decrease)                                            25,694           (156,923)
Net assets, beginning                                              87,426            244,349
                                                         -----------------  -----------------
Net assets, ending                                       $        113,120   $         87,426
                                                         =================  =================

Units sold                                                         26,145             23,135
Units redeemed                                                     (4,142)          (153,049)
                                                         -----------------  -----------------
Net increase (decrease)                                            22,003           (129,914)
Units outstanding, beginning                                       53,812            183,726
                                                         -----------------  -----------------
Units outstanding, ending                                          75,815             53,812
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        568,568
Cost of units redeemed/account charges                                                (458,183)
Net investment income (loss)                                                            15,833
Net realized gain (loss)                                                                (8,839)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (4,259)
                                                                              -----------------
Net assets                                                                    $        113,120
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                  24  $               33               1.25%               -6.6%
12/31/2017                     1.47                   3                   5               1.25%               13.3%
12/31/2016                     1.30                 136                 176               1.25%                2.7%
12/31/2015                     1.26                 114                 144               1.25%              -10.8%
12/31/2014                     1.41                 137                 194               1.25%                1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               1.00%               -6.3%
12/31/2017                     1.50                   0                   0               1.00%               13.5%
12/31/2016                     1.32                   0                   0               1.00%                3.0%
12/31/2015                     1.28                   0                   0               1.00%              -10.6%
12/31/2014                     1.44                   0                   0               1.00%                2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.75%               -6.1%
12/31/2017                     1.53                   0                   0               0.75%               13.8%
12/31/2016                     1.35                   0                   0               0.75%                3.2%
12/31/2015                     1.30                   0                   0               0.75%              -10.4%
12/31/2014                     1.46                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.50%               -5.8%
12/31/2017                     1.57                   0                   0               0.50%               14.1%
12/31/2016                     1.37                   0                   0               0.50%                3.5%
12/31/2015                     1.33                   0                   0               0.50%              -10.2%
12/31/2014                     1.48                   0                   0               0.50%                2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.25%               -5.6%
12/31/2017                     1.60                   0                   0               0.25%               14.4%
12/31/2016                     1.40                   0                   0               0.25%                3.7%
12/31/2015                     1.35                   0                   0               0.25%               -9.9%
12/31/2014                     1.50                   0                   0               0.25%                2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                  52  $               80               0.00%               -5.4%
12/31/2017                     1.64                  50                  82               0.00%               14.7%
12/31/2016                     1.43                  48                  68               0.00%                4.0%
12/31/2015                     1.37                  45                  62               0.00%               -9.7%
12/31/2014                     1.52                  49                  75               0.00%                3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.4%
    2016        1.4%
    2015        2.0%
    2014        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               DEUTSCHE MID CAP VALUE FUND A CLASS - 25159G852

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        165,759  $       214,407           12,869
                                                       ===============  ===============
Receivables: investments sold                   2,097
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        167,856
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        90,618          37,298  $         2.43
Band 100                                    77,238          31,032            2.49
Band 75                                         --              --            2.55
Band 50                                         --              --            2.61
Band 25                                         --              --            2.68
Band 0                                          --              --            2.74
                                   ---------------  --------------
 Total                             $       167,856          68,330
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,734
Mortality & expense charges                                                            (2,280)
                                                                             -----------------
Net investment income (loss)                                                             (546)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,461
Realized gain distributions                                                            26,819
Net change in unrealized appreciation (depreciation)                                  (66,853)
                                                                             -----------------
Net gain (loss)                                                                       (37,573)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (38,119)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (546)  $           (948)
Net realized gain (loss)                                            2,461              4,095
Realized gain distributions                                        26,819              3,978
Net change in unrealized appreciation (depreciation)              (66,853)            10,401
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (38,119)            17,526
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           72,331             12,443
Cost of units redeemed                                            (19,861)           (35,075)
Account charges                                                       (42)               (80)
                                                         -----------------  -----------------
Increase (decrease)                                                52,428            (22,712)
                                                         -----------------  -----------------
Net increase (decrease)                                            14,309             (5,186)
Net assets, beginning                                             153,547            158,733
                                                         -----------------  -----------------
Net assets, ending                                       $        167,856   $        153,547
                                                         =================  =================

Units sold                                                         24,048              5,808
Units redeemed                                                     (6,756)           (13,554)
                                                         -----------------  -----------------
Net increase (decrease)                                            17,292             (7,746)
Units outstanding, beginning                                       51,038             58,784
                                                         -----------------  -----------------
Units outstanding, ending                                          68,330             51,038
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        571,556
Cost of units redeemed/account charges                                              (428,620)
Net investment income (loss)                                                          (4,664)
Net realized gain (loss)                                                              25,101
Realized gain distributions                                                           53,131
Net change in unrealized appreciation (depreciation)                                 (48,648)
                                                                            -----------------
Net assets                                                                  $        167,856
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                  37  $               91               1.25%              -18.3%
12/31/2017                     2.97                  23                  68               1.25%               11.4%
12/31/2016                     2.67                  24                  63               1.25%               10.0%
12/31/2015                     2.43                  15                  37               1.25%                0.5%
12/31/2014                     2.41                  40                  96               1.25%                7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.49                  31  $               77               1.00%              -18.1%
12/31/2017                     3.04                  28                  85               1.00%               11.6%
12/31/2016                     2.72                  35                  95               1.00%               10.3%
12/31/2015                     2.47                  42                 104               1.00%                0.8%
12/31/2014                     2.45                  36                  88               1.00%                7.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.55                   0  $                0               0.75%              -17.9%
12/31/2017                     3.10                   0                   0               0.75%               11.9%
12/31/2016                     2.77                   0                   0               0.75%               10.5%
12/31/2015                     2.51                   0                   0               0.75%                1.0%
12/31/2014                     2.48                   0                   0               0.75%                8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.50%              -17.7%
12/31/2017                     3.17                   0                   0               0.50%               12.2%
12/31/2016                     2.83                   0                   0               0.50%               10.8%
12/31/2015                     2.55                   0                   0               0.50%                1.3%
12/31/2014                     2.52                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68                   0  $                0               0.25%              -17.4%
12/31/2017                     3.24                   0                   0               0.25%               12.5%
12/31/2016                     2.88                   0                   0               0.25%               11.1%
12/31/2015                     2.59                   0                   0               0.25%                1.5%
12/31/2014                     2.55                   0                   0               0.25%                8.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.74                   0  $                0               0.00%              -17.2%
12/31/2017                     3.31                   0                   0               0.00%               12.8%
12/31/2016                     2.94                   0                   0               0.00%               11.4%
12/31/2015                     2.64                   0                   0               0.00%                1.8%
12/31/2014                     2.59                   0                   0               0.00%                8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.5%
    2016        1.0%
    2015        0.0%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          DEUTSCHE REAL ESTATE SECURITIES FUND A CLASS - 25159L505

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       621,407   $       685,378           32,861
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,026)
                                     ----------------
Net assets                           $       619,381
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       528,755         337,425  $         1.57
Band 100                                        --              --            1.60
Band 75                                         --              --            1.63
Band 50                                         --              --            1.66
Band 25                                         --              --            1.69
Band 0                                      90,626          52,644            1.72
                                   ---------------  --------------
 Total                             $       619,381         390,069
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         13,503
Mortality & expense charges                                                             (7,115)
                                                                              -----------------
Net investment income (loss)                                                             6,388
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,403)
Realized gain distributions                                                             12,144
Net change in unrealized appreciation (depreciation)                                   (42,774)
                                                                              -----------------
Net gain (loss)                                                                        (37,033)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (30,645)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          6,388   $          5,138
Net realized gain (loss)                                            (6,403)           (19,149)
Realized gain distributions                                         12,144             22,619
Net change in unrealized appreciation (depreciation)               (42,774)            25,755
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (30,645)            34,363
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           159,286            374,738
Cost of units redeemed                                            (322,627)          (298,016)
Account charges                                                       (905)              (720)
                                                          -----------------  -----------------
Increase (decrease)                                               (164,246)            76,002
                                                          -----------------  -----------------
Net increase (decrease)                                           (194,891)           110,365
Net assets, beginning                                              814,272            703,907
                                                          -----------------  -----------------
Net assets, ending                                        $        619,381   $        814,272
                                                          =================  =================

Units sold                                                          97,907            231,521
Units redeemed                                                    (197,731)          (184,116)
                                                          -----------------  -----------------
Net increase (decrease)                                            (99,824)            47,405
Units outstanding, beginning                                       489,893            442,488
                                                          -----------------  -----------------
Units outstanding, ending                                          390,069            489,893
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      3,337,884
Cost of units redeemed/account charges                                              (3,081,898)
Net investment income (loss)                                                            57,867
Net realized gain (loss)                                                                (3,348)
Realized gain distributions                                                            372,847
Net change in unrealized appreciation (depreciation)                                   (63,971)
                                                                              -----------------
Net assets                                                                    $        619,381
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                 337  $              529               1.25%               -4.7%
12/31/2017                     1.64                 427                 702               1.25%                4.8%
12/31/2016                     1.57                 356                 559               1.25%                5.4%
12/31/2015                     1.49                 709               1,056               1.25%                1.3%
12/31/2014                     1.47                 735               1,080               1.25%               29.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               1.00%               -4.5%
12/31/2017                     1.67                   0                   0               1.00%                5.1%
12/31/2016                     1.59                   0                   0               1.00%                5.7%
12/31/2015                     1.50                   0                   0               1.00%                1.6%
12/31/2014                     1.48                   0                   0               1.00%               30.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.75%               -4.2%
12/31/2017                     1.70                   0                   0               0.75%                5.3%
12/31/2016                     1.61                   0                   0               0.75%                6.0%
12/31/2015                     1.52                   0                   0               0.75%                1.8%
12/31/2014                     1.50                   0                   0               0.75%               30.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.50%               -4.0%
12/31/2017                     1.73                   0                   0               0.50%                5.6%
12/31/2016                     1.64                   0                   0               0.50%                6.2%
12/31/2015                     1.54                   0                   0               0.50%                2.1%
12/31/2014                     1.51                   0                   0               0.50%               30.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.25%               -3.7%
12/31/2017                     1.75                   0                   0               0.25%                5.8%
12/31/2016                     1.66                   0                   0               0.25%                6.5%
12/31/2015                     1.56                   0                   0               0.25%                2.3%
12/31/2014                     1.52                   0                   0               0.25%               31.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                  53  $               91               0.00%               -3.5%
12/31/2017                     1.78                  63                 112               0.00%                6.1%
12/31/2016                     1.68                  86                 145               0.00%                6.8%
12/31/2015                     1.57                  75                 118               0.00%                2.6%
12/31/2014                     1.54                 111                 170               0.00%               31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.6%
    2016        2.3%
    2015        1.8%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          DEUTSCHE REAL ESTATE SECURITIES FUND S CLASS - 25159L885

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,852,281   $    4,307,210          202,538
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (35,672)
                                     ----------------
Net assets                           $     3,816,609
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,816,609       2,391,346  $          1.60
Band 100                                         --              --             1.63
Band 75                                          --              --             1.66
Band 50                                          --              --             1.69
Band 25                                          --              --             1.72
Band 0                                           --              --             1.75
                                    ---------------  --------------
 Total                              $     3,816,609       2,391,346
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        107,005
Mortality & expense charges                                                          (60,011)
                                                                            -----------------
Net investment income (loss)                                                          46,994
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (172,464)
Realized gain distributions                                                           80,947
Net change in unrealized appreciation (depreciation)                                 (88,240)
                                                                            -----------------
Net gain (loss)                                                                     (179,757)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (132,763)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         46,994   $         33,672
Net realized gain (loss)                                         (172,464)          (114,084)
Realized gain distributions                                        80,947            136,641
Net change in unrealized appreciation (depreciation)              (88,240)           183,558
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (132,763)           239,787
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,952,069          1,494,614
Cost of units redeemed                                         (3,097,912)        (1,339,783)
Account charges                                                    (8,779)            (6,842)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,154,622)           147,989
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,287,385)           387,776
Net assets, beginning                                           5,103,994          4,716,218
                                                         -----------------  -----------------
Net assets, ending                                       $      3,816,609   $      5,103,994
                                                         =================  =================

Units sold                                                      1,190,538            946,834
Units redeemed                                                 (1,853,486)          (859,062)
                                                         -----------------  -----------------
Net increase (decrease)                                          (662,948)            87,772
Units outstanding, beginning                                    3,054,294          2,966,522
                                                         -----------------  -----------------
Units outstanding, ending                                       2,391,346          3,054,294
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     14,466,225
Cost of units redeemed/account charges                                            (11,893,257)
Net investment income (loss)                                                          251,554
Net realized gain (loss)                                                              (53,972)
Realized gain distributions                                                         1,500,988
Net change in unrealized appreciation (depreciation)                                 (454,929)
                                                                             -----------------
Net assets                                                                   $      3,816,609
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60               2,391  $            3,817               1.25%               -4.5%
12/31/2017                     1.67               3,054               5,104               1.25%                5.1%
12/31/2016                     1.59               2,967               4,716               1.25%                5.7%
12/31/2015                     1.50               2,846               4,280               1.25%                1.6%
12/31/2014                     1.48               3,055               4,522               1.25%               30.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               1.00%               -4.3%
12/31/2017                     1.70                   0                   0               1.00%                5.4%
12/31/2016                     1.61                   0                   0               1.00%                6.0%
12/31/2015                     1.52                   0                   0               1.00%                1.8%
12/31/2014                     1.49                   0                   0               1.00%               30.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.75%               -4.0%
12/31/2017                     1.73                   0                   0               0.75%                5.6%
12/31/2016                     1.63                   0                   0               0.75%                6.2%
12/31/2015                     1.54                   0                   0               0.75%                2.1%
12/31/2014                     1.51                   0                   0               0.75%               30.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.50%               -3.8%
12/31/2017                     1.75                   0                   0               0.50%                5.9%
12/31/2016                     1.66                   0                   0               0.50%                6.5%
12/31/2015                     1.56                   0                   0               0.50%                2.4%
12/31/2014                     1.52                   0                   0               0.50%               31.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.25%               -3.5%
12/31/2017                     1.78                   0                   0               0.25%                6.2%
12/31/2016                     1.68                   0                   0               0.25%                6.8%
12/31/2015                     1.57                   0                   0               0.25%                2.6%
12/31/2014                     1.53                   0                   0               0.25%               31.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.00%               -3.3%
12/31/2017                     1.81                   0                   0               0.00%                6.4%
12/31/2016                     1.70                   0                   0               0.00%                7.0%
12/31/2015                     1.59                   0                   0               0.00%                2.9%
12/31/2014                     1.55                   0                   0               0.00%               31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.9%
    2016        3.1%
    2015        2.0%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DEUTSCHE ENHANCED COMMODITY STRATEGY FUND S CLASS - 25159L844

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       125,625   $       152,706           13,307
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,241)
                                     ----------------
Net assets                           $       124,384
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       124,384         156,830  $         0.79
Band 100                                        --              --            0.80
Band 75                                         --              --            0.81
Band 50                                         --              --            0.82
Band 25                                         --              --            0.83
Band 0                                          --              --            0.83
                                   ---------------  --------------
 Total                             $       124,384         156,830
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         13,303
Mortality & expense charges                                                            (1,648)
                                                                             -----------------
Net investment income (loss)                                                           11,655
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  394
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (30,537)
                                                                             -----------------
Net gain (loss)                                                                       (30,143)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (18,488)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         11,655   $           (519)
Net realized gain (loss)                                               394                (61)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (30,537)             4,495
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (18,488)             3,915
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            26,831            137,056
Cost of units redeemed                                             (56,273)            (2,604)
Account charges                                                        (57)               (19)
                                                          -----------------  -----------------
Increase (decrease)                                                (29,499)           134,433
                                                          -----------------  -----------------
Net increase (decrease)                                            (47,987)           138,348
Net assets, beginning                                              172,371             34,023
                                                          -----------------  -----------------
Net assets, ending                                        $        124,384   $        172,371
                                                          =================  =================

Units sold                                                          30,248            154,981
Units redeemed                                                     (62,976)            (2,895)
                                                          -----------------  -----------------
Net increase (decrease)                                            (32,728)           152,086
Units outstanding, beginning                                       189,558             37,472
                                                          -----------------  -----------------
Units outstanding, ending                                          156,830            189,558
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        197,956
Cost of units redeemed/account charges                                                (58,954)
Net investment income (loss)                                                           12,131
Net realized gain (loss)                                                                  332
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (27,081)
                                                                             -----------------
Net assets                                                                   $        124,384
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                 157  $              124               1.25%              -12.8%
12/31/2017                     0.91                 190                 172               1.25%                0.2%
12/31/2016                     0.91                  37                  34               1.25%                9.4%
12/31/2015                     0.83                   0                   0               1.25%              -17.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               1.00%              -12.6%
12/31/2017                     0.92                   0                   0               1.00%                0.4%
12/31/2016                     0.91                   0                   0               1.00%                9.7%
12/31/2015                     0.83                   0                   0               1.00%              -16.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.75%              -12.3%
12/31/2017                     0.92                   0                   0               0.75%                0.7%
12/31/2016                     0.92                   0                   0               0.75%               10.0%
12/31/2015                     0.83                   0                   0               0.75%              -16.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.82                   0  $                0               0.50%              -12.1%
12/31/2017                     0.93                   0                   0               0.50%                0.9%
12/31/2016                     0.92                   0                   0               0.50%               10.3%
12/31/2015                     0.84                   0                   0               0.50%              -16.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.25%              -11.9%
12/31/2017                     0.94                   0                   0               0.25%                1.2%
12/31/2016                     0.93                   0                   0               0.25%               10.5%
12/31/2015                     0.84                   0                   0               0.25%              -16.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -11.7%
12/31/2017                     0.94                   0                   0               0.00%                1.4%
12/31/2016                     0.93                   0                   0               0.00%               10.8%
12/31/2015                     0.84                   0                   0               0.00%              -16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        9.0%
    2017        0.2%
    2016        6.4%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     DEUTSCHE GLOBAL INFRASTRUCTURE FUND S CLASS - 25156A809 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.91
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.93
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -12.2%
12/31/2017                     1.02                   0                   0               1.25%               12.0%
12/31/2016                     0.91                   0                   0               1.25%                7.0%
12/31/2015                     0.85                   0                   0               1.25%              -14.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%              -11.9%
12/31/2017                     1.03                   0                   0               1.00%               12.3%
12/31/2016                     0.92                   0                   0               1.00%                7.3%
12/31/2015                     0.85                   0                   0               1.00%              -14.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%              -11.7%
12/31/2017                     1.04                   0                   0               0.75%               12.6%
12/31/2016                     0.92                   0                   0               0.75%                7.5%
12/31/2015                     0.86                   0                   0               0.75%              -14.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%              -11.5%
12/31/2017                     1.04                   0                   0               0.50%               12.9%
12/31/2016                     0.93                   0                   0               0.50%                7.8%
12/31/2015                     0.86                   0                   0               0.50%              -14.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%              -11.3%
12/31/2017                     1.05                   0                   0               0.25%               13.2%
12/31/2016                     0.93                   0                   0               0.25%                8.1%
12/31/2015                     0.86                   0                   0               0.25%              -14.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%              -11.1%
12/31/2017                     1.06                   0                   0               0.00%               13.5%
12/31/2016                     0.93                   0                   0               0.00%                8.3%
12/31/2015                     0.86                   0                   0               0.00%              -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DEUTSCHE ENHANCED COMMODITY STRATEGY FUND A CLASS - 25159L877

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            42  $            52                4
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            42
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           42              53  $          0.79
Band 100                                        --              --             0.79
Band 75                                         --              --             0.80
Band 50                                         --              --             0.81
Band 25                                         --              --             0.82
Band 0                                          --              --             0.83
                                    --------------  --------------
 Total                              $           42              53
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $              4
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                               4
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (10)
                                                                            -----------------
Net gain (loss)                                                                          (10)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             (6)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              4   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (10)                (1)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      (6)                (1)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                1                  1
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                     1                  1
                                                         -----------------  -----------------
Net increase (decrease)                                                (5)                --
Net assets, beginning                                                  47                 47
                                                         -----------------  -----------------
Net assets, ending                                       $             42   $             47
                                                         =================  =================

Units sold                                                              1                 --
Units redeemed                                                         --                 --
                                                         -----------------  -----------------
Net increase (decrease)                                                 1                 --
Units outstanding, beginning                                           52                 52
                                                         -----------------  -----------------
Units outstanding, ending                                              53                 52
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $          3,842
Cost of units redeemed/account charges                                                 (4,091)
Net investment income (loss)                                                              102
Net realized gain (loss)                                                                  199
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                      (10)
                                                                             -----------------
Net assets                                                                   $             42
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               1.25%              -13.0%
12/31/2017                     0.90                   0                   0               1.25%                0.0%
12/31/2016                     0.90                   0                   0               1.25%                9.1%
12/31/2015                     0.83                   4                   3               1.25%              -17.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               1.00%              -12.8%
12/31/2017                     0.91                   0                   0               1.00%                0.2%
12/31/2016                     0.91                   0                   0               1.00%                9.4%
12/31/2015                     0.83                   0                   0               1.00%              -17.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.75%              -12.6%
12/31/2017                     0.92                   0                   0               0.75%                0.5%
12/31/2016                     0.91                   0                   0               0.75%                9.7%
12/31/2015                     0.83                   0                   0               0.75%              -16.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.50%              -12.3%
12/31/2017                     0.92                   0                   0               0.50%                0.7%
12/31/2016                     0.92                   0                   0               0.50%                9.9%
12/31/2015                     0.83                   0                   0               0.50%              -16.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.82                   0  $                0               0.25%              -12.1%
12/31/2017                     0.93                   0                   0               0.25%                1.0%
12/31/2016                     0.92                   0                   0               0.25%               10.2%
12/31/2015                     0.84                   0                   0               0.25%              -16.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -11.9%
12/31/2017                     0.94                   0                   0               0.00%                1.2%
12/31/2016                     0.93                   0                   0               0.00%               10.5%
12/31/2015                     0.84                   0                   0               0.00%              -16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        9.0%
    2017        0.0%
    2016        8.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     DEUTSCHE GLOBAL INFRASTRUCTURE FUND A CLASS - 25156A874 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.90
Band 75                                         --              --            0.91
Band 50                                         --              --            0.92
Band 25                                         --              --            0.93
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.25%              -12.3%
12/31/2017                     1.02                   0                   0               1.25%               11.8%
12/31/2016                     0.91                   0                   0               1.25%                6.8%
12/31/2015                     0.85                   0                   0               1.25%              -14.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -12.1%
12/31/2017                     1.02                   0                   0               1.00%               12.1%
12/31/2016                     0.91                   0                   0               1.00%                7.0%
12/31/2015                     0.85                   0                   0               1.00%              -14.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -11.9%
12/31/2017                     1.03                   0                   0               0.75%               12.4%
12/31/2016                     0.92                   0                   0               0.75%                7.3%
12/31/2015                     0.86                   0                   0               0.75%              -14.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%              -11.7%
12/31/2017                     1.04                   0                   0               0.50%               12.7%
12/31/2016                     0.92                   0                   0               0.50%                7.6%
12/31/2015                     0.86                   0                   0               0.50%              -14.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%              -11.5%
12/31/2017                     1.05                   0                   0               0.25%               12.9%
12/31/2016                     0.93                   0                   0               0.25%                7.8%
12/31/2015                     0.86                   0                   0               0.25%              -14.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%              -11.2%
12/31/2017                     1.05                   0                   0               0.00%               13.2%
12/31/2016                     0.93                   0                   0               0.00%                8.1%
12/31/2015                     0.86                   0                   0               0.00%              -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          DEUTSCHE REAL ESTATE SECURITIES FUND R6 CLASS - 25159L513

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,989,660  $     2,178,918          105,384
                                                       ===============  ===============
Receivables: investments sold                   7,387
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,997,047
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,997,047       1,960,494  $          1.02
Band 100                                         --              --             1.02
Band 75                                          --              --             1.03
Band 50                                          --              --             1.03
Band 25                                          --              --             1.04
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     1,997,047       1,960,494
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         33,456
Mortality & expense charges                                                           (11,961)
                                                                             -----------------
Net investment income (loss)                                                           21,495
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (36,317)
Realized gain distributions                                                            31,221
Net change in unrealized appreciation (depreciation)                                 (184,838)
                                                                             -----------------
Net gain (loss)                                                                      (189,934)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (168,439)
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,495   $          2,161
Net realized gain (loss)                                          (36,317)               557
Realized gain distributions                                        31,221              9,898
Net change in unrealized appreciation (depreciation)             (184,838)            (4,420)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (168,439)             8,196
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,745,815            426,001
Cost of units redeemed                                           (940,915)           (72,667)
Account charges                                                      (856)               (88)
                                                         -----------------  -----------------
Increase (decrease)                                             1,804,044            353,246
                                                         -----------------  -----------------
Net increase (decrease)                                         1,635,605            361,442
Net assets, beginning                                             361,442                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,997,047   $        361,442
                                                         =================  =================

Units sold                                                      2,520,461            409,306
Units redeemed                                                   (899,562)           (69,711)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,620,899            339,595
Units outstanding, beginning                                      339,595                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,960,494            339,595
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,171,816
Cost of units redeemed/account charges                                             (1,014,526)
Net investment income (loss)                                                           23,656
Net realized gain (loss)                                                              (35,760)
Realized gain distributions                                                            41,119
Net change in unrealized appreciation (depreciation)                                 (189,258)
                                                                             -----------------
Net assets                                                                   $      1,997,047
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               1,960  $            1,997               1.25%               -4.3%
12/31/2017                     1.06                 340                 361               1.25%                5.3%
12/31/2016                     1.01                   0                   0               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -4.1%
12/31/2017                     1.07                   0                   0               1.00%                5.6%
12/31/2016                     1.01                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -3.8%
12/31/2017                     1.07                   0                   0               0.75%                5.8%
12/31/2016                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -3.6%
12/31/2017                     1.07                   0                   0               0.50%                6.1%
12/31/2016                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -3.3%
12/31/2017                     1.08                   0                   0               0.25%                6.4%
12/31/2016                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -3.1%
12/31/2017                     1.08                   0                   0               0.00%                6.6%
12/31/2016                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   DWS CROCI U.S. FUND - A CLASS - 25157M588

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        21,227   $        22,466            2,159
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $        21,222
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       15,490          14,518  $          1.07
Band 100                                     5,732           5,344             1.07
Band 75                                         --              --             1.08
Band 50                                         --              --             1.08
Band 25                                         --              --             1.09
Band 0                                          --              --             1.10
                                    --------------  --------------
 Total                              $       21,222          19,862
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            512
Mortality & expense charges                                                              (314)
                                                                             -----------------
Net investment income (loss)                                                              198
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  846
Realized gain distributions                                                               279
Net change in unrealized appreciation (depreciation)                                   (4,360)
                                                                             -----------------
Net gain (loss)                                                                        (3,235)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,037)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            198   $           (235)
Net realized gain (loss)                                              846              4,432
Realized gain distributions                                           279                285
Net change in unrealized appreciation (depreciation)               (4,360)             3,340
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,037)             7,822
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               --             15,461
Cost of units redeemed                                             (6,352)           (64,554)
Account charges                                                       (12)               (54)
                                                         -----------------  -----------------
Increase (decrease)                                                (6,364)           (49,147)
                                                         -----------------  -----------------
Net increase (decrease)                                            (9,401)           (41,325)
Net assets, beginning                                              30,623             71,948
                                                         -----------------  -----------------
Net assets, ending                                       $         21,222   $         30,623
                                                         =================  =================

Units sold                                                             --             13,604
Units redeemed                                                     (5,271)           (59,438)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,271)           (45,834)
Units outstanding, beginning                                       25,133             70,967
                                                         -----------------  -----------------
Units outstanding, ending                                          19,862             25,133
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         86,898
Cost of units redeemed/account charges                                                (70,972)
Net investment income (loss)                                                              (46)
Net realized gain (loss)                                                                6,017
Realized gain distributions                                                               564
Net change in unrealized appreciation (depreciation)                                   (1,239)
                                                                             -----------------
Net assets                                                                   $         21,222
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/17/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  15  $               15               1.25%              -12.4%
12/31/2017                     1.22                  17                  21               1.25%               20.1%
12/31/2016                     1.01                  63                  64               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   5  $                6               1.00%              -12.1%
12/31/2017                     1.22                   8                  10               1.00%               20.4%
12/31/2016                     1.01                   8                   8               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -11.9%
12/31/2017                     1.22                   0                   0               0.75%               20.7%
12/31/2016                     1.01                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -11.7%
12/31/2017                     1.23                   0                   0               0.50%               21.0%
12/31/2016                     1.01                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -11.5%
12/31/2017                     1.23                   0                   0               0.25%               21.3%
12/31/2016                     1.01                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%              -11.2%
12/31/2017                     1.23                   0                   0               0.00%               21.6%
12/31/2016                     1.02                   0                   0               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.5%
    2016        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          DEUTSCHE CROCI U.S. FUND S CLASS - 25157M547 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/17/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.25%              -12.1%
12/31/2017                     1.22                   0                   0               1.25%               20.6%
12/31/2016                     1.01                   0                   0               1.25%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%              -11.9%
12/31/2017                     1.22                   0                   0               1.00%               20.9%
12/31/2016                     1.01                   0                   0               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -11.7%
12/31/2017                     1.23                   0                   0               0.75%               21.2%
12/31/2016                     1.01                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -11.5%
12/31/2017                     1.23                   0                   0               0.50%               21.5%
12/31/2016                     1.01                   0                   0               0.50%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%              -11.2%
12/31/2017                     1.24                   0                   0               0.25%               21.8%
12/31/2016                     1.01                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%              -11.0%
12/31/2017                     1.24                   0                   0               0.00%               22.1%
12/31/2016                     1.01                   0                   0               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   DEUTSCHE GNMA FUND A CLASS - 25155T718

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         6,777   $         7,027              509
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (18)
                                     ----------------
Net assets                           $         6,759
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,759            6,815  $         0.99
Band 100                                         --               --            1.00
Band 75                                          --               --            1.00
Band 50                                          --               --            1.01
Band 25                                          --               --            1.01
Band 0                                           --               --            1.01
                                    ---------------  ---------------
 Total                              $         6,759            6,815
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             170
Mortality & expense charges                                                                 (85)
                                                                              ------------------
Net investment income (loss)                                                                 85
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (51)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (121)
                                                                              ------------------
Net gain (loss)                                                                            (172)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             (87)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED       PERIOD ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             85   $              76
Net realized gain (loss)                                                (51)                (12)
Realized gain distributions                                              --                  --
Net change in unrealized appreciation (depreciation)                   (121)               (129)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                       (87)                (65)
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                                255              10,337
Cost of units redeemed                                               (1,645)             (2,035)
Account charges                                                          --                  (1)
                                                           -----------------  ------------------
Increase (decrease)                                                  (1,390)              8,301
                                                           -----------------  ------------------
Net increase (decrease)                                              (1,477)              8,236
Net assets, beginning                                                 8,236                  --
                                                           -----------------  ------------------
Net assets, ending                                         $          6,759   $           8,236
                                                           =================  ==================

Units sold                                                              259              10,235
Units redeemed                                                       (1,660)             (2,019)
                                                           -----------------  ------------------
Net increase (decrease)                                              (1,401)              8,216
Units outstanding, beginning                                          8,216                  --
                                                           -----------------  ------------------
Units outstanding, ending                                             6,815               8,216
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          10,592
Cost of units redeemed/account charges                                                   (3,681)
Net investment income (loss)                                                                161
Net realized gain (loss)                                                                    (63)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (250)
                                                                              ------------------
Net assets                                                                    $           6,759
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   7  $                7               1.25%               -1.1%
12/31/2017                     1.00                   8                   8               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -0.8%
12/31/2017                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -0.6%
12/31/2017                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -0.3%
12/31/2017                     1.01                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -0.1%
12/31/2017                     1.01                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.2%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   DEUTSCHE GNMA FUND S CLASS - 25155T684

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       573,327   $      591,686           43,010
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (11,301)
                                     ----------------
Net assets                           $       562,026
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        80,702          80,995  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                     481,324         472,466            1.02
                                   ---------------  --------------
 Total                             $       562,026         553,461
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         19,387
Mortality & expense charges                                                            (3,194)
                                                                             -----------------
Net investment income (loss)                                                           16,193
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (14,719)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (4,568)
                                                                             -----------------
Net gain (loss)                                                                       (19,287)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,094)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,193   $         11,713
Net realized gain (loss)                                          (14,719)              (521)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (4,568)           (13,791)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,094)            (2,599)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          104,876            923,732
Cost of units redeemed                                           (389,658)           (69,284)
Account charges                                                      (756)            (1,191)
                                                         -----------------  -----------------
Increase (decrease)                                              (285,538)           853,257
                                                         -----------------  -----------------
Net increase (decrease)                                          (288,632)           850,658
Net assets, beginning                                             850,658                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        562,026   $        850,658
                                                         =================  =================

Units sold                                                        104,882            912,212
Units redeemed                                                   (393,868)           (69,765)
                                                         -----------------  -----------------
Net increase (decrease)                                          (288,986)           842,447
Units outstanding, beginning                                      842,447                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         553,461            842,447
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,028,608
Cost of units redeemed/account charges                                               (460,889)
Net investment income (loss)                                                           27,906
Net realized gain (loss)                                                              (15,240)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (18,359)
                                                                             -----------------
Net assets                                                                   $        562,026
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  81  $               81               1.25%               -0.8%
12/31/2017                     1.00                 407                 409               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -0.6%
12/31/2017                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -0.3%
12/31/2017                     1.01                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -0.1%
12/31/2017                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                0.2%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 472  $              481               0.00%                0.4%
12/31/2017                     1.01                 435                 442               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              DEUTSCHE SMALL CAP CORE FUND A CLASS - 25157M778

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         82,475  $       104,157            3,427
                                                       ===============  ===============
Receivables: investments sold                      41
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         82,516
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       82,516          94,060  $          0.88
Band 100                                        --              --             0.89
Band 75                                         --              --             0.88
Band 50                                         --              --             0.89
Band 25                                         --              --             0.89
Band 0                                          --              --             0.89
                                    --------------  --------------
 Total                              $       82,516          94,060
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             173
Mortality & expense charges                                                              (1,112)
                                                                              ------------------
Net investment income (loss)                                                               (939)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (96)
Realized gain distributions                                                               4,514
Net change in unrealized appreciation (depreciation)                                    (17,765)
                                                                              ------------------
Net gain (loss)                                                                         (13,347)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (14,286)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (939)  $             (14)
Net realized gain (loss)                                                (96)                (11)
Realized gain distributions                                           4,514               4,417
Net change in unrealized appreciation (depreciation)                (17,765)             (3,917)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                   (14,286)                475
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             20,649              84,027
Cost of units redeemed                                               (6,343)             (1,775)
Account charges                                                        (217)                (14)
                                                           -----------------  ------------------
Increase (decrease)                                                  14,089              82,238
                                                           -----------------  ------------------
Net increase (decrease)                                                (197)             82,713
Net assets, beginning                                                82,713                  --
                                                           -----------------  ------------------
Net assets, ending                                         $         82,516   $          82,713
                                                           =================  ==================

Units sold                                                           20,495              81,571
Units redeemed                                                       (6,172)             (1,834)
                                                           -----------------  ------------------
Net increase (decrease)                                              14,323              79,737
Units outstanding, beginning                                         79,737                  --
                                                           -----------------  ------------------
Units outstanding, ending                                            94,060              79,737
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        104,676
Cost of units redeemed/account charges                                                  (8,349)
Net investment income (loss)                                                              (953)
Net realized gain (loss)                                                                  (107)
Realized gain distributions                                                              8,931
Net change in unrealized appreciation (depreciation)                                   (21,682)
                                                                              -----------------
Net assets                                                                    $         82,516
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                  94  $               83               1.25%              -15.4%
12/31/2017                     1.04                  80                  83               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -14.4%
12/31/2017                     1.04                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.75%              -15.0%
12/31/2017                     1.04                   0                   0               0.75%                3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -14.8%
12/31/2017                     1.04                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -14.6%
12/31/2017                     1.04                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -14.4%
12/31/2017                     1.04                   0                   0               0.00%                3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              DEUTSCHE SMALL CAP CORE FUND S CLASS - 25157M810

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         75,966  $        95,022            3,015
                                                       ===============  ===============
Receivables: investments sold                      64
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         76,030
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       76,030          86,453  $          0.88
Band 100                                        --              --             0.89
Band 75                                         --              --             0.88
Band 50                                         --              --             0.89
Band 25                                         --              --             0.89
Band 0                                          --              --             0.89
                                    --------------  --------------
 Total                              $       76,030          86,453
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            314
Mortality & expense charges                                                               (713)
                                                                              -----------------
Net investment income (loss)                                                              (399)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (288)
Realized gain distributions                                                              3,976
Net change in unrealized appreciation (depreciation)                                   (16,909)
                                                                              -----------------
Net gain (loss)                                                                        (13,221)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (13,620)
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (399)  $            105
Net realized gain (loss)                                              (288)                 2
Realized gain distributions                                          3,976              2,316
Net change in unrealized appreciation (depreciation)               (16,909)            (2,147)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (13,620)               276
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            50,516             45,391
Cost of units redeemed                                              (6,028)              (505)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 44,488             44,886
                                                          -----------------  -----------------
Net increase (decrease)                                             30,868             45,162
Net assets, beginning                                               45,162                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         76,030   $         45,162
                                                          =================  =================

Units sold                                                          48,737             44,009
Units redeemed                                                      (5,806)              (487)
                                                          -----------------  -----------------
Net increase (decrease)                                             42,931             43,522
Units outstanding, beginning                                        43,522                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           86,453             43,522
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         95,907
Cost of units redeemed/account charges                                                  (6,533)
Net investment income (loss)                                                              (294)
Net realized gain (loss)                                                                  (286)
Realized gain distributions                                                              6,292
Net change in unrealized appreciation (depreciation)                                   (19,056)
                                                                              -----------------
Net assets                                                                    $         76,030
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                  86  $               76               1.25%              -15.2%
12/31/2017                     1.04                  44                  45               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -14.2%
12/31/2017                     1.04                   0                   0               1.00%                4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.75%              -14.8%
12/31/2017                     1.04                   0                   0               0.75%                3.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -14.6%
12/31/2017                     1.04                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -14.4%
12/31/2017                     1.04                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -14.2%
12/31/2017                     1.04                   0                   0               0.00%                4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               DFA EMERGING MARKETS VALUE R2 CLASS - 23320G455

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         68,642  $        74,516            2,571
                                                       ===============  ===============
Receivables: investments sold                      27
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         68,669
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       68,669          77,522  $          0.89
Band 100                                        --              --             0.90
Band 75                                         --              --             0.92
Band 50                                         --              --             0.94
Band 25                                         --              --             0.96
Band 0                                          --              --             0.97
                                    --------------  --------------
 Total                              $       68,669          77,522
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,452
Mortality & expense charges                                                             (905)
                                                                            -----------------
Net investment income (loss)                                                             547
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,251
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (18,533)
                                                                            -----------------
Net gain (loss)                                                                       (7,282)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (6,735)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            547   $          1,247
Net realized gain (loss)                                           11,251                285
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (18,533)            13,487
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (6,735)            15,019
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           46,858             49,215
Cost of units redeemed                                            (69,884)            (2,994)
Account charges                                                       (30)              (207)
                                                         -----------------  -----------------
Increase (decrease)                                               (23,056)            46,014
                                                         -----------------  -----------------
Net increase (decrease)                                           (29,791)            61,033
Net assets, beginning                                              98,460             37,427
                                                         -----------------  -----------------
Net assets, ending                                       $         68,669   $         98,460
                                                         =================  =================

Units sold                                                         47,804             51,493
Units redeemed                                                    (66,734)            (3,365)
                                                         -----------------  -----------------
Net increase (decrease)                                           (18,930)            48,128
Units outstanding, beginning                                       96,452             48,324
                                                         -----------------  -----------------
Units outstanding, ending                                          77,522             96,452
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,787,827
Cost of units redeemed/account charges                                          (11,039,951)
Net investment income (loss)                                                         (4,231)
Net realized gain (loss)                                                            284,806
Realized gain distributions                                                          46,092
Net change in unrealized appreciation (depreciation)                                 (5,874)
                                                                            ----------------
Net assets                                                                  $        68,669
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                  78  $               69               1.25%              -13.2%
12/31/2017                     1.02                  96                  98               1.25%               31.8%
12/31/2016                     0.77                  48                  37               1.25%               18.1%
12/31/2015                     0.66                  47                  31               1.25%              -20.0%
12/31/2014                     0.82                  68                  56               1.25%               -5.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -13.0%
12/31/2017                     1.04                   0                   0               1.00%               32.1%
12/31/2016                     0.79                   0                   0               1.00%               18.4%
12/31/2015                     0.66                   0                   0               1.00%              -19.8%
12/31/2014                     0.83                   0                   0               1.00%               -5.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%              -12.8%
12/31/2017                     1.05                   0                   0               0.75%               32.5%
12/31/2016                     0.80                   0                   0               0.75%               18.7%
12/31/2015                     0.67                   0                   0               0.75%              -19.6%
12/31/2014                     0.83                   0                   0               0.75%               -5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -12.6%
12/31/2017                     1.07                   0                   0               0.50%               32.8%
12/31/2016                     0.81                   0                   0               0.50%               19.0%
12/31/2015                     0.68                   0                   0               0.50%              -19.4%
12/31/2014                     0.84                   0                   0               0.50%               -5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%              -12.3%
12/31/2017                     1.09                   0                   0               0.25%               33.1%
12/31/2016                     0.82                   0                   0               0.25%               19.3%
12/31/2015                     0.69                   0                   0               0.25%              -19.2%
12/31/2014                     0.85                   0                   0               0.25%               -4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%              -12.1%
12/31/2017                     1.11                   0                   0               0.00%               33.5%
12/31/2016                     0.83                   0                   0               0.00%               19.6%
12/31/2015                     0.69                   0                   0               0.00%              -19.0%
12/31/2014                     0.86                   0                   0               0.00%               -4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        2.9%
    2016        2.1%
    2015        1.3%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   DFA GLOBAL ALLOCATION 25/75 PORTFOLIO R2 CLASS - 25434D641 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.14
Band 75                                         --              --            1.16
Band 50                                         --              --            1.19
Band 25                                         --              --            1.21
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,120,212
Cost of units redeemed/account charges                                            (2,290,853)
Net investment income (loss)                                                          (4,004)
Net realized gain (loss)                                                             170,021
Realized gain distributions                                                            4,624
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.25%               -3.3%
12/31/2017                     1.16                   0                   0               1.25%                5.0%
12/31/2016                     1.10                   0                   0               1.25%                3.4%
12/31/2015                     1.07                   0                   0               1.25%               -1.7%
12/31/2014                     1.09                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -3.1%
12/31/2017                     1.18                   0                   0               1.00%                5.3%
12/31/2016                     1.12                   0                   0               1.00%                3.7%
12/31/2015                     1.08                   0                   0               1.00%               -1.5%
12/31/2014                     1.10                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -2.9%
12/31/2017                     1.20                   0                   0               0.75%                5.6%
12/31/2016                     1.14                   0                   0               0.75%                3.9%
12/31/2015                     1.09                   0                   0               0.75%               -1.2%
12/31/2014                     1.11                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -2.6%
12/31/2017                     1.22                   0                   0               0.50%                5.8%
12/31/2016                     1.15                   0                   0               0.50%                4.2%
12/31/2015                     1.10                   0                   0               0.50%               -1.0%
12/31/2014                     1.12                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -2.4%
12/31/2017                     1.24                   0                   0               0.25%                6.1%
12/31/2016                     1.17                   0                   0               0.25%                4.4%
12/31/2015                     1.12                   0                   0               0.25%               -0.7%
12/31/2014                     1.13                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -2.1%
12/31/2017                     1.26                   0                   0               0.00%                6.4%
12/31/2016                     1.18                   0                   0               0.00%                4.7%
12/31/2015                     1.13                   0                   0               0.00%               -0.5%
12/31/2014                     1.14                   0                   0               0.00%                2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         DFA GLOBAL ALLOCATION 60/40 PORTFOLIO R2 CLASS - 25434D666

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        62,924   $        65,320            3,797
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (6)
                                     ----------------
Net assets                           $        62,918
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       62,918          47,429  $          1.33
Band 100                                        --              --             1.35
Band 75                                         --              --             1.38
Band 50                                         --              --             1.40
Band 25                                         --              --             1.43
Band 0                                          --              --             1.46
                                    --------------  --------------
 Total                              $       62,918          47,429
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,342
Mortality & expense charges                                                              (746)
                                                                             -----------------
Net investment income (loss)                                                              596
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  265
Realized gain distributions                                                               246
Net change in unrealized appreciation (depreciation)                                   (6,254)
                                                                             -----------------
Net gain (loss)                                                                        (5,743)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,147)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            596   $            (42)
Net realized gain (loss)                                              265              8,808
Realized gain distributions                                           246                136
Net change in unrealized appreciation (depreciation)               (6,254)                41
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,147)             8,943
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           20,735             32,036
Cost of units redeemed                                             (2,623)           (97,976)
Account charges                                                       (26)               (12)
                                                         -----------------  -----------------
Increase (decrease)                                                18,086            (65,952)
                                                         -----------------  -----------------
Net increase (decrease)                                            12,939            (57,009)
Net assets, beginning                                              49,979            106,988
                                                         -----------------  -----------------
Net assets, ending                                       $         62,918   $         49,979
                                                         =================  =================

Units sold                                                         14,510             23,845
Units redeemed                                                     (1,842)           (72,710)
                                                         -----------------  -----------------
Net increase (decrease)                                            12,668            (48,865)
Units outstanding, beginning                                       34,761             83,626
                                                         -----------------  -----------------
Units outstanding, ending                                          47,429             34,761
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     14,913,401
Cost of units redeemed/account charges                                           (17,305,595)
Net investment income (loss)                                                          78,332
Net realized gain (loss)                                                           2,378,640
Realized gain distributions                                                              536
Net change in unrealized appreciation (depreciation)                                  (2,396)
                                                                            -----------------
Net assets                                                                  $         62,918
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                  47  $               63               1.25%               -7.7%
12/31/2017                     1.44                  35                  50               1.25%               12.4%
12/31/2016                     1.28                  84                 107               1.25%                7.5%
12/31/2015                     1.19                  98                 117               1.25%               -3.2%
12/31/2014                     1.23                  58                  72               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.00%               -7.5%
12/31/2017                     1.46                   0                   0               1.00%               12.7%
12/31/2016                     1.30                   0                   0               1.00%                7.7%
12/31/2015                     1.20                   0                   0               1.00%               -3.0%
12/31/2014                     1.24                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%               -7.3%
12/31/2017                     1.49                   0                   0               0.75%               12.9%
12/31/2016                     1.32                   0                   0               0.75%                8.0%
12/31/2015                     1.22                   0                   0               0.75%               -2.7%
12/31/2014                     1.25                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%               -7.0%
12/31/2017                     1.51                   0                   0               0.50%               13.2%
12/31/2016                     1.33                   0                   0               0.50%                8.3%
12/31/2015                     1.23                   0                   0               0.50%               -2.5%
12/31/2014                     1.26                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.25%               -6.8%
12/31/2017                     1.53                   0                   0               0.25%               13.5%
12/31/2016                     1.35                   0                   0               0.25%                8.5%
12/31/2015                     1.25                   0                   0               0.25%               -2.2%
12/31/2014                     1.27                   0                   0               0.25%                3.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%               -6.6%
12/31/2017                     1.56                   0                   0               0.00%               13.8%
12/31/2016                     1.37                   0                   0               0.00%                8.8%
12/31/2015                     1.26                   0                   0               0.00%               -2.0%
12/31/2014                     1.29                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.1%
    2016        1.9%
    2015        1.8%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              DFA GLOBAL EQUITY PORTFOLIO R2 CLASS - 25434D682

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,547,521  $      4,874,573          225,013
                                                      ================  ===============
Receivables: investments sold                 99,620
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,647,141
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,584,886       2,327,497  $          1.54
Band 100                                         --              --             1.57
Band 75                                          --              --             1.60
Band 50                                          --              --             1.63
Band 25                                          --              --             1.66
Band 0                                    1,062,255         627,766             1.69
                                    ---------------  --------------
 Total                              $     4,647,141       2,955,263
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        96,149
Mortality & expense charges                                                         (77,847)
                                                                            ----------------
Net investment income (loss)                                                         18,302
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            785,900
Realized gain distributions                                                          33,372
Net change in unrealized appreciation (depreciation)                             (1,573,847)
                                                                            ----------------
Net gain (loss)                                                                    (754,575)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (736,273)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,302   $         42,793
Net realized gain (loss)                                          785,900            289,459
Realized gain distributions                                        33,372             23,803
Net change in unrealized appreciation (depreciation)           (1,573,847)           984,980
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (736,273)         1,341,035
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,989,652          2,047,499
Cost of units redeemed                                         (6,045,904)        (2,860,830)
Account charges                                                    (1,575)            (1,431)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,057,827)          (814,762)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,794,100)           526,273
Net assets, beginning                                           7,441,241          6,914,968
                                                         -----------------  -----------------
Net assets, ending                                       $      4,647,141   $      7,441,241
                                                         =================  =================

Units sold                                                      2,278,302          1,283,633
Units redeemed                                                 (3,487,192)        (1,793,496)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,208,890)          (509,863)
Units outstanding, beginning                                    4,164,153          4,674,016
                                                         -----------------  -----------------
Units outstanding, ending                                       2,955,263          4,164,153
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     18,655,234
Cost of units redeemed/account charges                                           (15,643,718)
Net investment income (loss)                                                         153,046
Net realized gain (loss)                                                           1,752,456
Realized gain distributions                                                           57,175
Net change in unrealized appreciation (depreciation)                                (327,052)
                                                                            -----------------
Net assets                                                                  $      4,647,141
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54               2,327  $            3,585               1.25%              -12.8%
12/31/2017                     1.77               3,615               6,389               1.25%               20.4%
12/31/2016                     1.47               4,171               6,123               1.25%               11.2%
12/31/2015                     1.32               3,923               5,178               1.25%               -4.2%
12/31/2014                     1.38                 986               1,358               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               1.00%              -12.6%
12/31/2017                     1.80                   0                   0               1.00%               20.7%
12/31/2016                     1.49                   0                   0               1.00%               11.5%
12/31/2015                     1.33                   0                   0               1.00%               -4.0%
12/31/2014                     1.39                   0                   0               1.00%                3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.75%              -12.4%
12/31/2017                     1.83                   0                   0               0.75%               21.0%
12/31/2016                     1.51                   0                   0               0.75%               11.8%
12/31/2015                     1.35                   0                   0               0.75%               -3.7%
12/31/2014                     1.40                   0                   0               0.75%                3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.50%              -12.2%
12/31/2017                     1.86                   0                   0               0.50%               21.3%
12/31/2016                     1.53                   0                   0               0.50%               12.1%
12/31/2015                     1.37                   0                   0               0.50%               -3.5%
12/31/2014                     1.41                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.25%              -12.0%
12/31/2017                     1.89                   0                   0               0.25%               21.6%
12/31/2016                     1.55                   0                   0               0.25%               12.3%
12/31/2015                     1.38                   0                   0               0.25%               -3.2%
12/31/2014                     1.43                   0                   0               0.25%                4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                 628  $            1,062               0.00%              -11.7%
12/31/2017                     1.92                 549               1,052               0.00%               21.9%
12/31/2016                     1.57                 503                 792               0.00%               12.6%
12/31/2015                     1.40                   0                   0               0.00%               -3.0%
12/31/2014                     1.44                   0                   0               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.7%
    2016        1.9%
    2015        2.1%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                DFA INTERNATIONAL VALUE R2 CLASS - 25434D625

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        95,028  $         94,653            5,984
                                                      ================  ===============
Receivables: investments sold                    431
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        95,459
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       95,459          91,601  $          1.04
Band 100                                        --              --             1.06
Band 75                                         --              --             1.08
Band 50                                         --              --             1.10
Band 25                                         --              --             1.12
Band 0                                          --              --             1.14
                                    --------------  --------------
 Total                              $       95,459          91,601
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              19
Mortality & expense charges                                                                  (24)
                                                                               ------------------
Net investment income (loss)                                                                  (5)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   31
Net change in unrealized appreciation (depreciation)                                         368
                                                                               ------------------
Net gain (loss)                                                                              397
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             392
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (5)  $              2
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                            31                 --
Net change in unrealized appreciation (depreciation)                  368                  7
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     392                  9
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           94,804                322
Cost of units redeemed                                                (63)                (5)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                94,741                317
                                                         -----------------  -----------------
Net increase (decrease)                                            95,133                326
Net assets, beginning                                                 326                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         95,459   $            326
                                                         =================  =================

Units sold                                                         91,400                258
Units redeemed                                                        (53)                (4)
                                                         -----------------  -----------------
Net increase (decrease)                                            91,347                254
Units outstanding, beginning                                          254                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          91,601                254
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,151,667
Cost of units redeemed/account charges                                            (1,203,856)
Net investment income (loss)                                                          33,356
Net realized gain (loss)                                                             113,886
Realized gain distributions                                                               31
Net change in unrealized appreciation (depreciation)                                     375
                                                                            -----------------
Net assets                                                                  $         95,459
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                  92  $               95               1.25%              -18.8%
12/31/2017                     1.28                   0                   0               1.25%               24.2%
12/31/2016                     1.03                   0                   0               1.25%                6.8%
12/31/2015                     0.97                   0                   0               1.25%               -7.7%
12/31/2014                     1.05                   0                   0               1.25%               -8.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -18.5%
12/31/2017                     1.30                   0                   0               1.00%               24.6%
12/31/2016                     1.05                   0                   0               1.00%                7.1%
12/31/2015                     0.98                   0                   0               1.00%               -7.5%
12/31/2014                     1.06                   0                   0               1.00%               -8.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -18.3%
12/31/2017                     1.33                   0                   0               0.75%               24.9%
12/31/2016                     1.06                   0                   0               0.75%                7.4%
12/31/2015                     0.99                   0                   0               0.75%               -7.2%
12/31/2014                     1.07                   0                   0               0.75%               -8.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%              -18.1%
12/31/2017                     1.35                   0                   0               0.50%               25.2%
12/31/2016                     1.08                   0                   0               0.50%                7.6%
12/31/2015                     1.00                   0                   0               0.50%               -7.0%
12/31/2014                     1.07                   0                   0               0.50%               -7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -17.9%
12/31/2017                     1.37                   0                   0               0.25%               25.5%
12/31/2016                     1.09                   0                   0               0.25%                7.9%
12/31/2015                     1.01                   0                   0               0.25%               -6.8%
12/31/2014                     1.08                   0                   0               0.25%               -7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%              -17.7%
12/31/2017                     1.39                   0                   0               0.00%               25.8%
12/31/2016                     1.11                   0                   0               0.00%                8.2%
12/31/2015                     1.02                   0                   0               0.00%               -6.5%
12/31/2014                     1.09                   0                   0               0.00%               -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        1.2%
    2016        0.0%
    2015        0.0%
    2014        6.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            DFA US TARGETED VALUE PORTFOLIO R2 CLASS - 233203256

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,591,279  $      6,540,923          283,533
                                                      ================  ===============
Receivables: investments sold                 67,527
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,658,806
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,719,037       2,965,915  $          1.59
Band 100                                         --              --             1.62
Band 75                                          --              --             1.65
Band 50                                          --              --             1.68
Band 25                                          --              --             1.72
Band 0                                      939,769         537,634             1.75
                                    ---------------  --------------
 Total                              $     5,658,806       3,503,549
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        69,223
Mortality & expense charges                                                        (115,599)
                                                                            ----------------
Net investment income (loss)                                                        (46,376)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            601,544
Realized gain distributions                                                         289,793
Net change in unrealized appreciation (depreciation)                             (2,007,490)
                                                                            ----------------
Net gain (loss)                                                                  (1,116,153)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,162,529)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (46,376)  $        (10,797)
Net realized gain (loss)                                          601,544            210,081
Realized gain distributions                                       289,793            466,104
Net change in unrealized appreciation (depreciation)           (2,007,490)           148,423
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,162,529)           813,811
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,808,957          3,236,022
Cost of units redeemed                                         (7,113,046)        (2,599,803)
Account charges                                                    (4,144)            (4,404)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,308,233)           631,815
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,470,762)         1,445,626
Net assets, beginning                                          11,129,568          9,683,942
                                                         -----------------  -----------------
Net assets, ending                                       $      5,658,806   $     11,129,568
                                                         =================  =================

Units sold                                                      1,463,401          1,819,404
Units redeemed                                                 (3,717,491)        (1,473,553)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,254,090)           345,851
Units outstanding, beginning                                    5,757,639          5,411,788
                                                         -----------------  -----------------
Units outstanding, ending                                       3,503,549          5,757,639
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    25,732,148
Cost of units redeemed/account charges                                          (21,432,283)
Net investment income (loss)                                                        (97,573)
Net realized gain (loss)                                                            702,850
Realized gain distributions                                                       1,703,308
Net change in unrealized appreciation (depreciation)                               (949,644)
                                                                            ----------------
Net assets                                                                  $     5,658,806
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59               2,966  $            4,719               1.25%              -17.0%
12/31/2017                     1.92               5,215              10,000               1.25%                8.0%
12/31/2016                     1.78               4,849               8,612               1.25%               24.9%
12/31/2015                     1.42               4,864               6,916               1.25%               -7.1%
12/31/2014                     1.53               3,912               5,989               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%              -16.8%
12/31/2017                     1.95                   0                   0               1.00%                8.2%
12/31/2016                     1.80                   0                   0               1.00%               25.2%
12/31/2015                     1.44                   0                   0               1.00%               -6.9%
12/31/2014                     1.54                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%              -16.6%
12/31/2017                     1.98                   0                   0               0.75%                8.5%
12/31/2016                     1.83                   0                   0               0.75%               25.5%
12/31/2015                     1.45                   0                   0               0.75%               -6.7%
12/31/2014                     1.56                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%              -16.4%
12/31/2017                     2.01                   0                   0               0.50%                8.8%
12/31/2016                     1.85                   0                   0               0.50%               25.9%
12/31/2015                     1.47                   0                   0               0.50%               -6.4%
12/31/2014                     1.57                   0                   0               0.50%                2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.25%              -16.2%
12/31/2017                     2.05                   0                   0               0.25%                9.0%
12/31/2016                     1.88                   0                   0               0.25%               26.2%
12/31/2015                     1.49                   0                   0               0.25%               -6.2%
12/31/2014                     1.59                   0                   0               0.25%                2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                 538  $              940               0.00%              -16.0%
12/31/2017                     2.08                 543               1,129               0.00%                9.3%
12/31/2016                     1.90                 563               1,072               0.00%               26.5%
12/31/2015                     1.50                   0                   0               0.00%               -6.0%
12/31/2014                     1.60                   0                   0               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.0%
    2016        1.1%
    2015        1.1%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       DFA EMERGING MARKETS PORTFOLIO INSTITUTIONAL CLASS - 233203785

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,125,188   $    1,235,228           43,628
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (22,283)
                                     ----------------
Net assets                           $     1,102,905
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,102,905         984,497  $          1.12
Band 100                                        --              --             1.13
Band 75                                         --              --             1.13
Band 50                                         --              --             1.14
Band 25                                         --              --             1.14
Band 0                                          --              --             1.15
                                    --------------  --------------
 Total                              $    1,102,905         984,497
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         14,759
Mortality & expense charges                                                            (7,467)
                                                                             -----------------
Net investment income (loss)                                                            7,292
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (28,838)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (116,822)
                                                                             -----------------
Net gain (loss)                                                                      (145,660)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (138,368)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,292   $            665
Net realized gain (loss)                                          (28,838)                35
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (116,822)             6,782
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (138,368)             7,482
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,378,162            103,801
Cost of units redeemed                                           (247,589)              (229)
Account charges                                                      (336)               (18)
                                                         -----------------  -----------------
Increase (decrease)                                             1,130,237            103,554
                                                         -----------------  -----------------
Net increase (decrease)                                           991,869            111,036
Net assets, beginning                                             111,036                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,102,905   $        111,036
                                                         =================  =================

Units sold                                                      1,116,223             84,734
Units redeemed                                                   (216,267)              (193)
                                                         -----------------  -----------------
Net increase (decrease)                                           899,956             84,541
Units outstanding, beginning                                       84,541                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         984,497             84,541
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,481,963
Cost of units redeemed/account charges                                               (248,172)
Net investment income (loss)                                                            7,957
Net realized gain (loss)                                                              (28,803)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (110,040)
                                                                             -----------------
Net assets                                                                   $      1,102,905
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 984  $            1,103               1.25%              -14.7%
12/31/2017                     1.31                  85                 111               1.25%               34.9%
12/31/2016                     0.97                   0                   0               1.25%               -2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%              -14.5%
12/31/2017                     1.32                   0                   0               1.00%               35.2%
12/31/2016                     0.97                   0                   0               1.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%              -14.3%
12/31/2017                     1.32                   0                   0               0.75%               35.6%
12/31/2016                     0.97                   0                   0               0.75%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%              -14.1%
12/31/2017                     1.32                   0                   0               0.50%               35.9%
12/31/2016                     0.97                   0                   0               0.50%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%              -13.8%
12/31/2017                     1.33                   0                   0               0.25%               36.2%
12/31/2016                     0.97                   0                   0               0.25%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%              -13.6%
12/31/2017                     1.33                   0                   0               0.00%               36.6%
12/31/2016                     0.97                   0                   0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  DFA GLOBAL ALLOCATION 25/75 PORTFOLIO INST. CLASS - 25434D633 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%               -3.1%
12/31/2017                     1.05                   0                   0               1.25%                5.3%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -2.8%
12/31/2017                     1.05                   0                   0               1.00%                5.6%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -2.6%
12/31/2017                     1.05                   0                   0               0.75%                5.8%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -2.3%
12/31/2017                     1.06                   0                   0               0.50%                6.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -2.1%
12/31/2017                     1.06                   0                   0               0.25%                6.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -1.8%
12/31/2017                     1.06                   0                   0               0.00%                6.6%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DFA GLOBAL ALLOCATION 60/40 PORTFOLIO INST. CLASS - 25434D658

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           335  $           367               20
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           335
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           335             324  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $           335             324
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $              6
Mortality & expense charges                                                                (1)
                                                                             -----------------
Net investment income (loss)                                                                5
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 1
Net change in unrealized appreciation (depreciation)                                      (32)
                                                                             -----------------
Net gain (loss)                                                                           (31)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            (26)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              5   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             1                 --
Net change in unrealized appreciation (depreciation)                  (32)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (26)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              336                 25
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   336                 25
                                                         -----------------  ----------------
Net increase (decrease)                                               310                 25
Net assets, beginning                                                  25                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            335   $             25
                                                         =================  ================

Units sold                                                            302                 22
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               302                 22
Units outstanding, beginning                                           22                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             324                 22
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $            361
Cost of units redeemed/account charges                                                     --
Net investment income (loss)                                                                5
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 1
Net change in unrealized appreciation (depreciation)                                      (32)
                                                                             -----------------
Net assets                                                                   $            335
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.25%               -7.6%
12/31/2017                     1.12                   0                   0               1.25%               12.6%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -7.3%
12/31/2017                     1.12                   0                   0               1.00%               12.9%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -7.1%
12/31/2017                     1.12                   0                   0               0.75%               13.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -6.9%
12/31/2017                     1.13                   0                   0               0.50%               13.5%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -6.6%
12/31/2017                     1.13                   0                   0               0.25%               13.8%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -6.4%
12/31/2017                     1.13                   0                   0               0.00%               14.0%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS - 25434D674

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,900,688  $     4,474,569          194,160
                                                       ===============  ===============
Receivables: investments sold                   6,648
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,907,336
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,907,336       3,750,163  $          1.04
Band 100                                         --              --             1.05
Band 75                                          --              --             1.05
Band 50                                          --              --             1.06
Band 25                                          --              --             1.06
Band 0                                           --              --             1.07
                                    ---------------  --------------
 Total                              $     3,907,336       3,750,163
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         63,260
Mortality & expense charges                                                          (37,939)
                                                                            -----------------
Net investment income (loss)                                                          25,321
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              34,805
Realized gain distributions                                                           24,304
Net change in unrealized appreciation (depreciation)                                (741,563)
                                                                            -----------------
Net gain (loss)                                                                     (682,454)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (657,133)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         25,321   $         16,402
Net realized gain (loss)                                           34,805              1,448
Realized gain distributions                                        24,304              6,715
Net change in unrealized appreciation (depreciation)             (741,563)           167,682
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (657,133)           192,247
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,160,886          2,503,048
Cost of units redeemed                                           (811,103)          (472,514)
Account charges                                                    (5,984)            (2,111)
                                                         -----------------  -----------------
Increase (decrease)                                             2,343,799          2,028,423
                                                         -----------------  -----------------
Net increase (decrease)                                         1,686,666          2,220,670
Net assets, beginning                                           2,220,670                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,907,336   $      2,220,670
                                                         =================  =================

Units sold                                                      2,590,055          2,267,603
Units redeemed                                                   (702,837)          (404,658)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,887,218          1,862,945
Units outstanding, beginning                                    1,862,945                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,750,163          1,862,945
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,663,934
Cost of units redeemed/account charges                                            (1,291,712)
Net investment income (loss)                                                          41,723
Net realized gain (loss)                                                              36,253
Realized gain distributions                                                           31,019
Net change in unrealized appreciation (depreciation)                                (573,881)
                                                                            -----------------
Net assets                                                                  $      3,907,336
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               3,750  $            3,907               1.25%              -12.6%
12/31/2017                     1.19               1,863               2,221               1.25%               20.6%
12/31/2016                     0.99                   0                   0               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%              -12.4%
12/31/2017                     1.20                   0                   0               1.00%               20.9%
12/31/2016                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%              -12.2%
12/31/2017                     1.20                   0                   0               0.75%               21.2%
12/31/2016                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%              -11.9%
12/31/2017                     1.20                   0                   0               0.50%               21.5%
12/31/2016                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%              -11.7%
12/31/2017                     1.20                   0                   0               0.25%               21.8%
12/31/2016                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%              -11.5%
12/31/2017                     1.21                   0                   0               0.00%               22.1%
12/31/2016                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       DFA INTERNATIONAL CORE EQUITY PORTFOLIO INST. CLASS - 233203371

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,139,092  $     1,344,392           97,358
                                                       ===============  ===============
Receivables: investments sold                   4,094
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,143,186
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,143,186       1,114,125  $          1.03
Band 100                                         --              --             1.03
Band 75                                          --              --             1.04
Band 50                                          --              --             1.04
Band 25                                          --              --             1.05
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     1,143,186       1,114,125
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         26,922
Mortality & expense charges                                                          (10,869)
                                                                            -----------------
Net investment income (loss)                                                          16,053
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,364
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (234,603)
                                                                            -----------------
Net gain (loss)                                                                     (222,239)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (206,186)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,053   $          5,126
Net realized gain (loss)                                           12,364                375
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (234,603)            29,303
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (206,186)            34,804
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,505,573            414,771
Cost of units redeemed                                           (598,375)            (4,243)
Account charges                                                    (2,768)              (390)
                                                         -----------------  -----------------
Increase (decrease)                                               904,430            410,138
                                                         -----------------  -----------------
Net increase (decrease)                                           698,244            444,942
Net assets, beginning                                             444,942                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,143,186   $        444,942
                                                         =================  =================

Units sold                                                      1,283,500            357,487
Units redeemed                                                   (523,078)            (3,784)
                                                         -----------------  -----------------
Net increase (decrease)                                           760,422            353,703
Units outstanding, beginning                                      353,703                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,114,125            353,703
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,920,344
Cost of units redeemed/account charges                                              (605,776)
Net investment income (loss)                                                          21,179
Net realized gain (loss)                                                              12,739
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (205,300)
                                                                            -----------------
Net assets                                                                  $      1,143,186
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03               1,114  $            1,143               1.25%              -18.4%
12/31/2017                     1.26                 354                 445               1.25%               26.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -18.2%
12/31/2017                     1.26                   0                   0               1.00%               26.8%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%              -18.0%
12/31/2017                     1.26                   0                   0               0.75%               27.1%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -17.8%
12/31/2017                     1.27                   0                   0               0.50%               27.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -17.6%
12/31/2017                     1.27                   0                   0               0.25%               27.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%              -17.4%
12/31/2017                     1.27                   0                   0               0.00%               28.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      DFA INTERNATIONAL SMALL COMPANY PORTFOLIO INST. CLASS - 233203629

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        10,865   $        12,353              682
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (11)
                                     ----------------
Net assets                           $        10,854
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       10,854          10,602  $          1.02
Band 100                                        --              --             1.03
Band 75                                         --              --             1.03
Band 50                                         --              --             1.04
Band 25                                         --              --             1.05
Band 0                                          --              --             1.05
                                    --------------  --------------
 Total                              $       10,854          10,602
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            212
Mortality & expense charges                                                                (27)
                                                                              -----------------
Net investment income (loss)                                                               185
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    38
Realized gain distributions                                                                522
Net change in unrealized appreciation (depreciation)                                    (1,488)
                                                                              -----------------
Net gain (loss)                                                                           (928)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (743)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            185   $             --
Net realized gain (loss)                                               38                 --
Realized gain distributions                                           522                 --
Net change in unrealized appreciation (depreciation)               (1,488)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (743)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           24,964                 --
Cost of units redeemed                                            (13,351)                --
Account charges                                                       (16)                --
                                                         -----------------  ----------------
Increase (decrease)                                                11,597                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            10,854                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         10,854   $             --
                                                         =================  ================

Units sold                                                         21,309                 --
Units redeemed                                                    (10,707)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            10,602                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          10,602                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         24,964
Cost of units redeemed/account charges                                                 (13,367)
Net investment income (loss)                                                               185
Net realized gain (loss)                                                                    38
Realized gain distributions                                                                522
Net change in unrealized appreciation (depreciation)                                    (1,488)
                                                                              -----------------
Net assets                                                                    $         10,854
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                  11  $               11               1.25%              -20.4%
12/31/2017                     1.29                   0                   0               1.25%               28.6%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -20.2%
12/31/2017                     1.29                   0                   0               1.00%               29.0%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -20.0%
12/31/2017                     1.29                   0                   0               0.75%               29.3%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -19.8%
12/31/2017                     1.30                   0                   0               0.50%               29.6%
12/31/2016                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -19.6%
12/31/2017                     1.30                   0                   0               0.25%               29.9%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%              -19.4%
12/31/2017                     1.30                   0                   0               0.00%               30.2%
12/31/2016                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.9%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       DFA INVESTMENT GRADE PORTFOLIO INSTITUTIONAL CLASS - 23320G448

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,107,098   $     1,121,397          105,438
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,390)
                                     ----------------
Net assets                           $     1,104,708
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,104,708       1,100,228  $          1.00
Band 100                                         --              --             1.01
Band 75                                          --              --             1.01
Band 50                                          --              --             1.02
Band 25                                          --              --             1.02
Band 0                                           --              --             1.03
                                    ---------------  --------------
 Total                              $     1,104,708       1,100,228
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         21,898
Mortality & expense charges                                                            (8,323)
                                                                             -----------------
Net investment income (loss)                                                           13,575
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (13,040)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (7,099)
                                                                             -----------------
Net gain (loss)                                                                       (20,139)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (6,564)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         13,575   $          4,267
Net realized gain (loss)                                           (13,040)               (14)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (7,099)            (7,200)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (6,564)            (2,947)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           905,254            506,938
Cost of units redeemed                                            (282,470)           (14,861)
Account charges                                                       (629)               (13)
                                                          -----------------  -----------------
Increase (decrease)                                                622,155            492,064
                                                          -----------------  -----------------
Net increase (decrease)                                            615,591            489,117
Net assets, beginning                                              489,117                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,104,708   $        489,117
                                                          =================  =================

Units sold                                                         905,598            494,474
Units redeemed                                                    (285,242)           (14,602)
                                                          -----------------  -----------------
Net increase (decrease)                                            620,356            479,872
Units outstanding, beginning                                       479,872                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,100,228            479,872
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,412,192
Cost of units redeemed/account charges                                               (297,973)
Net investment income (loss)                                                           17,842
Net realized gain (loss)                                                              (13,054)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (14,299)
                                                                             -----------------
Net assets                                                                   $      1,104,708
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               1,100  $            1,105               1.25%               -1.5%
12/31/2017                     1.02                 480                 489               1.25%                2.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -1.2%
12/31/2017                     1.02                   0                   0               1.00%                2.3%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -1.0%
12/31/2017                     1.02                   0                   0               0.75%                2.6%
12/31/2016                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -0.7%
12/31/2017                     1.03                   0                   0               0.50%                2.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -0.5%
12/31/2017                     1.03                   0                   0               0.25%                3.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -0.2%
12/31/2017                     1.03                   0                   0               0.00%                3.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DFA REAL ESTATE SECURITIES PORTFOLIO INSTITUTIONAL CLASS - 233203835

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,217,551  $      1,287,218           37,245
                                                      ================  ===============
Receivables: investments sold                 16,067
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,233,618
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,187,026       1,175,074  $          1.01
Band 100                                         --              --             1.02
Band 75                                      46,592          45,650             1.02
Band 50                                          --              --             1.03
Band 25                                          --              --             1.03
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     1,233,618       1,220,724
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         30,159
Mortality & expense charges                                                             (5,963)
                                                                              -----------------
Net investment income (loss)                                                            24,196
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (955)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (70,200)
                                                                              -----------------
Net gain (loss)                                                                        (71,155)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (46,959)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,196   $            526
Net realized gain (loss)                                             (955)               163
Realized gain distributions                                            --                 61
Net change in unrealized appreciation (depreciation)              (70,200)               533
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (46,959)             1,283
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,397,705            232,856
Cost of units redeemed                                           (232,379)          (118,771)
Account charges                                                      (117)                --
                                                         -----------------  -----------------
Increase (decrease)                                             1,165,209            114,085
                                                         -----------------  -----------------
Net increase (decrease)                                         1,118,250            115,368
Net assets, beginning                                             115,368                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,233,618   $        115,368
                                                         =================  =================

Units sold                                                      1,391,603            224,796
Units redeemed                                                   (280,286)          (115,389)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,111,317            109,407
Units outstanding, beginning                                      109,407                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,220,724            109,407
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,630,561
Cost of units redeemed/account charges                                                (351,267)
Net investment income (loss)                                                            24,722
Net realized gain (loss)                                                                  (792)
Realized gain distributions                                                                 61
Net change in unrealized appreciation (depreciation)                                   (69,667)
                                                                              -----------------
Net assets                                                                    $      1,233,618
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               1,175  $            1,187               1.25%               -4.2%
12/31/2017                     1.05                 109                 115               1.25%                4.4%
12/31/2016                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -4.0%
12/31/2017                     1.06                   0                   0               1.00%                4.7%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                  46  $               47               0.75%               -3.7%
12/31/2017                     1.06                   0                   0               0.75%                4.9%
12/31/2016                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -3.5%
12/31/2017                     1.06                   0                   0               0.50%                5.2%
12/31/2016                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -3.2%
12/31/2017                     1.07                   0                   0               0.25%                5.4%
12/31/2016                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -3.0%
12/31/2017                     1.07                   0                   0               0.00%                5.7%
12/31/2016                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.5%
    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     DFA U.S. LARGE CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS - 23320G281

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,606,839  $      1,645,624           89,368
                                                      ================  ===============
Receivables: investments sold                 17,874
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,624,713
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,624,713       1,364,004  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.20
Band 50                                          --              --             1.21
Band 25                                          --              --             1.22
Band 0                                           --              --             1.22
                                    ---------------  --------------
 Total                              $     1,624,713       1,364,004
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         29,367
Mortality & expense charges                                                          (21,918)
                                                                            -----------------
Net investment income (loss)                                                           7,449
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              57,687
Realized gain distributions                                                           42,808
Net change in unrealized appreciation (depreciation)                                (149,949)
                                                                            -----------------
Net gain (loss)                                                                      (49,454)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (42,005)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,449   $          4,691
Net realized gain (loss)                                           57,687              8,840
Realized gain distributions                                        42,808              4,317
Net change in unrealized appreciation (depreciation)             (149,949)           111,164
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (42,005)           129,012
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          419,715          1,891,791
Cost of units redeemed                                           (539,642)          (231,208)
Account charges                                                    (1,628)            (1,322)
                                                         -----------------  -----------------
Increase (decrease)                                              (121,555)         1,659,261
                                                         -----------------  -----------------
Net increase (decrease)                                          (163,560)         1,788,273
Net assets, beginning                                           1,788,273                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,624,713   $      1,788,273
                                                         =================  =================

Units sold                                                        330,759          1,651,421
Units redeemed                                                   (419,729)          (198,447)
                                                         -----------------  -----------------
Net increase (decrease)                                           (88,970)         1,452,974
Units outstanding, beginning                                    1,452,974                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,364,004          1,452,974
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,311,506
Cost of units redeemed/account charges                                              (773,800)
Net investment income (loss)                                                          12,140
Net realized gain (loss)                                                              66,527
Realized gain distributions                                                           47,125
Net change in unrealized appreciation (depreciation)                                 (38,785)
                                                                            -----------------
Net assets                                                                  $      1,624,713
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19               1,364  $            1,625               1.25%               -3.2%
12/31/2017                     1.23               1,453               1,788               1.25%               24.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -3.0%
12/31/2017                     1.23                   0                   0               1.00%               24.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.75%               -2.7%
12/31/2017                     1.24                   0                   0               0.75%               24.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -2.5%
12/31/2017                     1.24                   0                   0               0.50%               24.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -2.2%
12/31/2017                     1.24                   0                   0               0.25%               25.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.00%               -2.0%
12/31/2017                     1.25                   0                   0               0.00%               25.5%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                DFA U.S. LARGE COMPANY PORTFOLIO - 25434D823

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,624,887  $      1,730,884           84,147
                                                      ================  ===============
Receivables: investments sold                 18,518
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,643,405
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,643,405       1,452,580  $          1.13
Band 100                                         --              --             1.14
Band 75                                          --              --             1.14
Band 50                                          --              --             1.15
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     1,643,405       1,452,580
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         26,506
Mortality & expense charges                                                          (16,237)
                                                                            -----------------
Net investment income (loss)                                                          10,269
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,825
Realized gain distributions                                                           11,755
Net change in unrealized appreciation (depreciation)                                (160,258)
                                                                            -----------------
Net gain (loss)                                                                     (135,678)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (125,409)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,269   $          5,478
Net realized gain (loss)                                           12,825              1,193
Realized gain distributions                                        11,755              1,716
Net change in unrealized appreciation (depreciation)             (160,258)            54,261
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (125,409)            62,648
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,743,837            646,609
Cost of units redeemed                                           (629,539)           (53,895)
Account charges                                                      (315)              (531)
                                                         -----------------  -----------------
Increase (decrease)                                             1,113,983            592,183
                                                         -----------------  -----------------
Net increase (decrease)                                           988,574            654,831
Net assets, beginning                                             654,831                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,643,405   $        654,831
                                                         =================  =================

Units sold                                                      1,416,919            595,040
Units redeemed                                                   (510,583)           (48,796)
                                                         -----------------  -----------------
Net increase (decrease)                                           906,336            546,244
Units outstanding, beginning                                      546,244                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,452,580            546,244
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,390,446
Cost of units redeemed/account charges                                              (684,280)
Net investment income (loss)                                                          15,747
Net realized gain (loss)                                                              14,018
Realized gain distributions                                                           13,471
Net change in unrealized appreciation (depreciation)                                (105,997)
                                                                            -----------------
Net assets                                                                  $      1,643,405
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               1,453  $            1,643               1.25%               -5.6%
12/31/2017                     1.20                 546                 655               1.25%               20.2%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -5.4%
12/31/2017                     1.20                   0                   0               1.00%               20.5%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -5.1%
12/31/2017                     1.21                   0                   0               0.75%               20.8%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -4.9%
12/31/2017                     1.21                   0                   0               0.50%               21.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -4.7%
12/31/2017                     1.21                   0                   0               0.25%               21.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -4.4%
12/31/2017                     1.21                   0                   0               0.00%               21.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     DFA U.S. SMALL CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS - 23320G273

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       293,410   $       356,467           18,868
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (12)
                                     ----------------
Net assets                           $       293,398
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        22,579          23,247  $         0.97
Band 100                                        --              --            0.98
Band 75                                    270,819         275,969            0.98
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $       293,398         299,216
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,151
Mortality & expense charges                                                             (1,928)
                                                                              -----------------
Net investment income (loss)                                                               223
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,386)
Realized gain distributions                                                             12,442
Net change in unrealized appreciation (depreciation)                                   (63,766)
                                                                              -----------------
Net gain (loss)                                                                        (54,710)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (54,487)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            223   $            (16)
Net realized gain (loss)                                           (3,386)               159
Realized gain distributions                                        12,442                 94
Net change in unrealized appreciation (depreciation)              (63,766)               709
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (54,487)               946
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          338,160             10,896
Cost of units redeemed                                                 --             (2,079)
Account charges                                                       (32)                (6)
                                                         -----------------  -----------------
Increase (decrease)                                               338,128              8,811
                                                         -----------------  -----------------
Net increase (decrease)                                           283,641              9,757
Net assets, beginning                                               9,757                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        293,398   $          9,757
                                                         =================  =================

Units sold                                                        560,690             10,584
Units redeemed                                                   (270,170)            (1,888)
                                                         -----------------  -----------------
Net increase (decrease)                                           290,520              8,696
Units outstanding, beginning                                        8,696                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         299,216              8,696
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        349,056
Cost of units redeemed/account charges                                                  (2,117)
Net investment income (loss)                                                               207
Net realized gain (loss)                                                                (3,227)
Realized gain distributions                                                             12,536
Net change in unrealized appreciation (depreciation)                                   (63,057)
                                                                              -----------------
Net assets                                                                    $        293,398
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                  23  $               23               1.25%              -13.4%
12/31/2017                     1.12                   9                  10               1.25%               14.8%
12/31/2016                     0.98                   0                   0               1.25%               -2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%              -13.2%
12/31/2017                     1.12                   0                   0               1.00%               15.1%
12/31/2016                     0.98                   0                   0               1.00%               -2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                 276  $              271               0.75%              -13.0%
12/31/2017                     1.13                   0                   0               0.75%               15.3%
12/31/2016                     0.98                   0                   0               0.75%               -2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%              -12.8%
12/31/2017                     1.13                   0                   0               0.50%               15.6%
12/31/2016                     0.98                   0                   0               0.50%               -2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%              -12.6%
12/31/2017                     1.13                   0                   0               0.25%               15.9%
12/31/2016                     0.98                   0                   0               0.25%               -2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%              -12.3%
12/31/2017                     1.14                   0                   0               0.00%               16.2%
12/31/2016                     0.98                   0                   0               0.00%               -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      DFA U.S. TARGETED VALUE PORTFOLIO INSTITUTIONAL CLASS - 233203595

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,936,949  $      7,131,538          299,392
                                                      ================  ===============
Receivables: investments sold                 70,522
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,007,471
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,007,471       6,858,979  $          0.88
Band 100                                         --              --             0.88
Band 75                                          --              --             0.88
Band 50                                          --              --             0.89
Band 25                                          --              --             0.89
Band 0                                           --              --             0.90
                                    ---------------  --------------
 Total                              $     6,007,471       6,858,979
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         37,643
Mortality & expense charges                                                          (40,486)
                                                                            -----------------
Net investment income (loss)                                                          (2,843)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,501
Realized gain distributions                                                          193,627
Net change in unrealized appreciation (depreciation)                              (1,238,185)
                                                                            -----------------
Net gain (loss)                                                                   (1,034,057)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,036,900)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,843)  $          2,766
Net realized gain (loss)                                           10,501              1,942
Realized gain distributions                                       193,627             80,374
Net change in unrealized appreciation (depreciation)           (1,238,185)            43,596
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,036,900)           128,678
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,926,342          2,338,227
Cost of units redeemed                                         (1,821,929)          (522,136)
Account charges                                                    (4,021)              (790)
                                                         -----------------  -----------------
Increase (decrease)                                             5,100,392          1,815,301
                                                         -----------------  -----------------
Net increase (decrease)                                         4,063,492          1,943,979
Net assets, beginning                                           1,943,979                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,007,471   $      1,943,979
                                                         =================  =================

Units sold                                                      6,884,280          2,387,720
Units redeemed                                                 (1,871,198)          (541,823)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,013,082          1,845,897
Units outstanding, beginning                                    1,845,897                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,858,979          1,845,897
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      9,264,569
Cost of units redeemed/account charges                                            (2,348,876)
Net investment income (loss)                                                             (77)
Net realized gain (loss)                                                              12,443
Realized gain distributions                                                          274,001
Net change in unrealized appreciation (depreciation)                              (1,194,589)
                                                                            -----------------
Net assets                                                                  $      6,007,471
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88               6,859  $            6,007               1.25%              -16.8%
12/31/2017                     1.05               1,846               1,944               1.25%                8.2%
12/31/2016                     0.97                   0                   0               1.25%               -2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               1.00%              -16.6%
12/31/2017                     1.06                   0                   0               1.00%                8.5%
12/31/2016                     0.97                   0                   0               1.00%               -2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.75%              -16.4%
12/31/2017                     1.06                   0                   0               0.75%                8.8%
12/31/2016                     0.97                   0                   0               0.75%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -16.2%
12/31/2017                     1.06                   0                   0               0.50%                9.0%
12/31/2016                     0.97                   0                   0               0.50%               -2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -16.0%
12/31/2017                     1.06                   0                   0               0.25%                9.3%
12/31/2016                     0.97                   0                   0               0.25%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -15.8%
12/31/2017                     1.07                   0                   0               0.00%                9.6%
12/31/2016                     0.97                   0                   0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DFA WORLD EX U.S. GVT FIXED INCOME PORTFOLIO INST. CLASS - 23320G323

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,453,273  $     1,492,516          147,690
                                                       ===============  ===============
Receivables: investments sold                   5,687
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,458,960
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,458,960       1,389,991  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,458,960       1,389,991
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         85,039
Mortality & expense charges                                                           (14,095)
                                                                             -----------------
Net investment income (loss)                                                           70,944
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,240
Realized gain distributions                                                             4,630
Net change in unrealized appreciation (depreciation)                                  (53,029)
                                                                             -----------------
Net gain (loss)                                                                       (46,159)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         24,785
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         70,944   $         (3,297)
Net realized gain (loss)                                            2,240              1,163
Realized gain distributions                                         4,630                 --
Net change in unrealized appreciation (depreciation)              (53,029)            13,786
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  24,785             11,652
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,144,096          1,225,697
Cost of units redeemed                                           (707,872)          (238,031)
Account charges                                                      (979)              (388)
                                                         -----------------  -----------------
Increase (decrease)                                               435,245            987,278
                                                         -----------------  -----------------
Net increase (decrease)                                           460,030            998,930
Net assets, beginning                                             998,930                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,458,960   $        998,930
                                                         =================  =================

Units sold                                                      1,110,674          1,203,672
Units redeemed                                                   (691,323)          (233,032)
                                                         -----------------  -----------------
Net increase (decrease)                                           419,351            970,640
Units outstanding, beginning                                      970,640                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,389,991            970,640
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,369,793
Cost of units redeemed/account charges                                               (947,270)
Net investment income (loss)                                                           67,647
Net realized gain (loss)                                                                3,403
Realized gain distributions                                                             4,630
Net change in unrealized appreciation (depreciation)                                  (39,243)
                                                                             -----------------
Net assets                                                                   $      1,458,960
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               1,390  $            1,459               1.25%                2.0%
12/31/2017                     1.03                 971                 999               1.25%                1.9%
12/31/2016                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%                2.2%
12/31/2017                     1.03                   0                   0               1.00%                2.2%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%                2.5%
12/31/2017                     1.03                   0                   0               0.75%                2.4%
12/31/2016                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%                2.8%
12/31/2017                     1.04                   0                   0               0.50%                2.7%
12/31/2016                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%                3.0%
12/31/2017                     1.04                   0                   0               0.25%                2.9%
12/31/2016                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%                3.3%
12/31/2017                     1.04                   0                   0               0.00%                3.2%
12/31/2016                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.9%
    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      DFA COMMODITY STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 23320G463

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       298,557  $        328,824           57,304
                                                      ================  ===============
Receivables: investments sold                    943
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       299,500
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       299,500         325,796  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $       299,500         325,796
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,804
Mortality & expense charges                                                            (1,369)
                                                                             -----------------
Net investment income (loss)                                                            3,435
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  133
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (30,267)
                                                                             -----------------
Net gain (loss)                                                                       (30,134)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (26,699)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,435   $             --
Net realized gain (loss)                                              133                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (30,267)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (26,699)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          345,554                 --
Cost of units redeemed                                            (18,951)                --
Account charges                                                      (404)                --
                                                         -----------------  ----------------
Increase (decrease)                                               326,199                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           299,500                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        299,500   $             --
                                                         =================  ================

Units sold                                                        345,142                 --
Units redeemed                                                    (19,346)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           325,796                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         325,796                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        345,554
Cost of units redeemed/account charges                                                (19,355)
Net investment income (loss)                                                            3,435
Net realized gain (loss)                                                                  133
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (30,267)
                                                                             -----------------
Net assets                                                                   $        299,500
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                 326  $              300               1.25%              -12.3%
12/31/2017                     1.05                   0                   0               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%              -12.1%
12/31/2017                     1.05                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%              -11.9%
12/31/2017                     1.05                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%              -11.7%
12/31/2017                     1.05                   0                   0               0.50%                4.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%              -11.4%
12/31/2017                     1.05                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%              -11.2%
12/31/2017                     1.05                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DFA INFLATION-PROTECTED SECURITIES PORTFOLIO INST. CLASS - 233203355

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       126,895   $       126,485           11,190
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (36)
                                     ----------------
Net assets                           $       126,859
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       126,859         129,772  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $       126,859         129,772
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             531
Mortality & expense charges                                                                 (184)
                                                                               ------------------
Net investment income (loss)                                                                 347
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                         410
                                                                               ------------------
Net gain (loss)                                                                              409
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             756
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            347   $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  410                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     756                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          126,344                 --
Cost of units redeemed                                               (237)                --
Account charges                                                        (4)                --
                                                         -----------------  ----------------
Increase (decrease)                                               126,103                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           126,859                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        126,859   $             --
                                                         =================  ================

Units sold                                                        130,020                 --
Units redeemed                                                       (248)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           129,772                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         129,772                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         126,344
Cost of units redeemed/account charges                                                      (241)
Net investment income (loss)                                                                 347
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                         410
                                                                               ------------------
Net assets                                                                     $         126,859
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                 130  $              127               1.25%               -2.5%
12/31/2017                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -2.3%
12/31/2017                     1.00                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -2.0%
12/31/2017                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.8%
12/31/2017                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -1.5%
12/31/2017                     1.00                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.3%
12/31/2017                     1.00                   0                   0               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DFA U.S. SMALL CAP PORTFOLIO INSTITUTIONAL CLASS - 233203843

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       401,801   $       484,176           13,505
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (77)
                                     ----------------
Net assets                           $       401,724
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       401,724         438,834  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $       401,724         438,834
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,061
Mortality & expense charges                                                            (5,554)
                                                                             -----------------
Net investment income (loss)                                                           (1,493)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  360
Realized gain distributions                                                            15,515
Net change in unrealized appreciation (depreciation)                                  (79,931)
                                                                             -----------------
Net gain (loss)                                                                       (64,056)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (65,549)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,493)  $            873
Net realized gain (loss)                                              360                 14
Realized gain distributions                                        15,515             16,086
Net change in unrealized appreciation (depreciation)              (79,931)            (2,444)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (65,549)            14,529
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           60,141            835,023
Cost of units redeemed                                            (22,433)          (416,857)
Account charges                                                    (2,613)              (517)
                                                         -----------------  -----------------
Increase (decrease)                                                35,095            417,649
                                                         -----------------  -----------------
Net increase (decrease)                                           (30,454)           432,178
Net assets, beginning                                             432,178                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        401,724   $        432,178
                                                         =================  =================

Units sold                                                         56,991            806,639
Units redeemed                                                    (23,154)          (401,642)
                                                         -----------------  -----------------
Net increase (decrease)                                            33,837            404,997
Units outstanding, beginning                                      404,997                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         438,834            404,997
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        895,164
Cost of units redeemed/account charges                                               (442,420)
Net investment income (loss)                                                             (620)
Net realized gain (loss)                                                                  374
Realized gain distributions                                                            31,601
Net change in unrealized appreciation (depreciation)                                  (82,375)
                                                                             -----------------
Net assets                                                                   $        401,724
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                 439  $              402               1.25%              -14.2%
12/31/2017                     1.07                 405                 432               1.25%                6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%              -14.0%
12/31/2017                     1.07                   0                   0               1.00%                6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%              -13.8%
12/31/2017                     1.07                   0                   0               0.75%                6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%              -13.6%
12/31/2017                     1.07                   0                   0               0.50%                7.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%              -13.3%
12/31/2017                     1.07                   0                   0               0.25%                7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%              -13.1%
12/31/2017                     1.07                   0                   0               0.00%                7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 DFA EMERGING MARKETS CORE EQUITY PORTFOLIO INSTITUTIONAL CLASS - 233203421

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       318,464   $       352,759           16,543
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,275)
                                     ----------------
Net assets                           $       313,189
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       313,189         344,282  $         0.91
Band 100                                        --              --            0.91
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $       313,189         344,282
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,601
Mortality & expense charges                                                             (1,399)
                                                                              -----------------
Net investment income (loss)                                                             4,202
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,041)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (34,295)
                                                                              -----------------
Net gain (loss)                                                                        (37,336)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (33,134)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,202   $             --
Net realized gain (loss)                                           (3,041)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (34,295)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (33,134)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          374,475                 --
Cost of units redeemed                                            (27,757)                --
Account charges                                                      (395)                --
                                                         -----------------  ----------------
Increase (decrease)                                               346,323                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           313,189                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        313,189   $             --
                                                         =================  ================

Units sold                                                        376,010                 --
Units redeemed                                                    (31,728)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           344,282                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         344,282                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        374,475
Cost of units redeemed/account charges                                                 (28,152)
Net investment income (loss)                                                             4,202
Net realized gain (loss)                                                                (3,041)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (34,295)
                                                                              -----------------
Net assets                                                                    $        313,189
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                 344  $              313               0.00%               -9.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 DFA EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO INST CLASS - 25239Y378

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           320  $           315               38
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           320
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           320             353  $         0.91
Band 100                                        --              --            0.91
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $           320             353
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               --
                                                                            ----------------
Net investment income (loss)                                                              --
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       5
                                                                            ----------------
Net gain (loss)                                                                            5
                                                                            ----------------

Increase (decrease) in net assets from operations                           $              5
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    5                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                       5                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                              315                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                   315                 --
                                                         ----------------   ----------------
Net increase (decrease)                                               320                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $            320   $             --
                                                         ================   ================

Units sold                                                            353                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                               353                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                             353                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $            315
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              --
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       5
                                                                            ----------------
Net assets                                                                  $            320
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS - 233203884

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $            919  $           948               87
                                                       ===============  ===============
Receivables: investments sold                   2,069
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          2,988
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,988            2,943  $         1.02
Band 100                                         --               --            1.02
Band 75                                          --               --            1.02
Band 50                                          --               --            1.02
Band 25                                          --               --            1.02
Band 0                                           --               --            1.02
                                    ---------------  ---------------
 Total                              $         2,988            2,943
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             36
Mortality & expense charges                                                               (1)
                                                                            -----------------
Net investment income (loss)                                                              35
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (29)
                                                                            -----------------
Net gain (loss)                                                                          (29)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $              6
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             35   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (29)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                       6                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,982                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,982                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,988                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          2,988   $             --
                                                         =================  ================

Units sold                                                          2,943                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,943                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           2,943                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $          2,982
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              35
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                     (29)
                                                                            -----------------
Net assets                                                                  $          2,988
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   3  $                3               0.00%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO CLASS - 23320G554

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       363,403   $      405,204           36,340
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (14,090)
                                     ----------------
Net assets                           $       349,313
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       349,313         364,189  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $       349,313         364,189
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         17,616
Mortality & expense charges                                                             (1,670)
                                                                              -----------------
Net investment income (loss)                                                            15,946
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (973)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (41,801)
                                                                              -----------------
Net gain (loss)                                                                        (42,774)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (26,828)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,946   $             --
Net realized gain (loss)                                             (973)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (41,801)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (26,828)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          424,648                 --
Cost of units redeemed                                            (48,040)                --
Account charges                                                      (467)                --
                                                         -----------------  ----------------
Increase (decrease)                                               376,141                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           349,313                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        349,313   $             --
                                                         =================  ================

Units sold                                                        413,487                 --
Units redeemed                                                    (49,298)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           364,189                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         364,189                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        424,648
Cost of units redeemed/account charges                                                 (48,507)
Net investment income (loss)                                                            15,946
Net realized gain (loss)                                                                  (973)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (41,801)
                                                                              -----------------
Net assets                                                                    $        349,313
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                 364  $              349               0.00%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018       10.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        DFA INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO - 233203199

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        29,577  $         34,627            3,243
                                                      ================  ===============
Receivables: investments sold                    985
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        30,562
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       30,562          37,026  $          0.83
Band 100                                        --              --             0.83
Band 75                                         --              --             0.83
Band 50                                         --              --             0.83
Band 25                                         --              --             0.83
Band 0                                          --              --             0.83
                                    --------------  --------------
 Total                              $       30,562          37,026
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             315
Mortality & expense charges                                                                 (108)
                                                                               ------------------
Net investment income (loss)                                                                 207
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (9)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (5,050)
                                                                               ------------------
Net gain (loss)                                                                           (5,059)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (4,852)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            207   $             --
Net realized gain (loss)                                               (9)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (5,050)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,852)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           35,445                 --
Cost of units redeemed                                                 (7)                --
Account charges                                                       (24)                --
                                                         -----------------  ----------------
Increase (decrease)                                                35,414                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            30,562                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         30,562   $             --
                                                         =================  ================

Units sold                                                         37,052                 --
Units redeemed                                                        (26)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            37,026                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          37,026                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          35,445
Cost of units redeemed/account charges                                                       (31)
Net investment income (loss)                                                                 207
Net realized gain (loss)                                                                      (9)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (5,050)
                                                                               ------------------
Net assets                                                                     $          30,562
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                  37  $               31               0.00%              -17.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     DFA U.S. LARGE CAP VALUE PORTFOLIO INSTITUTIONAL CLASS - 233203827

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $           182  $           220                 5
                                                       ===============   ===============
Receivables: investments sold                       7
Payables: investments purchased                    --
                                      ---------------
Net assets                            $           189
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           189             217  $         0.87
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.87
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $           189             217
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $              1
Mortality & expense charges                                                                --
                                                                             -----------------
Net investment income (loss)                                                                1
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 9
Net change in unrealized appreciation (depreciation)                                      (38)
                                                                             -----------------
Net gain (loss)                                                                           (29)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            (28)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             9                 --
Net change in unrealized appreciation (depreciation)                  (38)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (28)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              220                 --
Cost of units redeemed                                                 (3)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   217                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               189                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            189   $             --
                                                         =================  ================

Units sold                                                            220                 --
Units redeemed                                                         (3)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               217                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             217                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $            220
Cost of units redeemed/account charges                                                     (3)
Net investment income (loss)                                                                1
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 9
Net change in unrealized appreciation (depreciation)                                      (38)
                                                                             -----------------
Net assets                                                                   $            189
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.9%


                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            DFA U.S. SUSTAINABILITY CORE 1 PORTFOLIO - 233203215

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         16,303  $        19,459              846
                                                       ===============  ===============
Receivables: investments sold                   4,184
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         20,487
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       20,487          22,900  $          0.89
Band 100                                        --              --             0.90
Band 75                                         --              --             0.90
Band 50                                         --              --             0.90
Band 25                                         --              --             0.90
Band 0                                          --              --             0.90
                                    --------------  --------------
 Total                              $       20,487          22,900
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             116
Mortality & expense charges                                                                  (58)
                                                                               ------------------
Net investment income (loss)                                                                  58
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                  153
Net change in unrealized appreciation (depreciation)                                      (3,156)
                                                                               ------------------
Net gain (loss)                                                                           (3,008)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (2,950)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             58   $             --
Net realized gain (loss)                                               (5)                --
Realized gain distributions                                           153                 --
Net change in unrealized appreciation (depreciation)               (3,156)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,950)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           23,458                 --
Cost of units redeemed                                                 (9)                --
Account charges                                                       (12)                --
                                                         -----------------  ----------------
Increase (decrease)                                                23,437                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            20,487                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         20,487   $             --
                                                         =================  ================

Units sold                                                         22,912                 --
Units redeemed                                                        (12)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            22,900                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          22,900                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          23,458
Cost of units redeemed/account charges                                                       (21)
Net investment income (loss)                                                                  58
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                  153
Net change in unrealized appreciation (depreciation)                                      (3,156)
                                                                               ------------------
Net assets                                                                     $          20,487
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                  23  $               20               0.00%              -10.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2005 TARGET DATE RETIREMENT INC. FD INST CLASS - 23320G182
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2010 TARGET DATE RETIREMENT INC. FD INST CLASS - 23320G174
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2015 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y535
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2020 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y527
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2025 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y519
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2030 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y493
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2035 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y485
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2040 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y477
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2045 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y469
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2050 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y451
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2055 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y444
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                                BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    DIMENSIONAL 2060 TARGET DATE RETIREMENT INC. FD INST CLASS - 25239Y436
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      DIMENSIONAL RETIREMENT INCOME FUND INSTITUTIONAL CLASS - 23320G190
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             DREYFUS NATURAL RESOURCES FUND I CLASS - 26202P824

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        332,386  $       412,440           12,458
                                                       ===============  ===============
Receivables: investments sold                   3,004
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        335,390
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       335,390         389,519  $         0.86
Band 100                                        --              --            0.87
Band 75                                         --              --            0.88
Band 50                                         --              --            0.88
Band 25                                         --              --            0.89
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $       335,390         389,519
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          6,300
Mortality & expense charges                                                           (5,945)
                                                                            -----------------
Net investment income (loss)                                                             355
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              36,835
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (123,829)
                                                                            -----------------
Net gain (loss)                                                                      (86,994)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (86,639)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            355   $         (4,503)
Net realized gain (loss)                                           36,835             69,836
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (123,829)            (7,958)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (86,639)            57,375
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          383,592            192,884
Cost of units redeemed                                           (293,924)          (401,251)
Account charges                                                      (165)              (265)
                                                         -----------------  -----------------
Increase (decrease)                                                89,503           (208,632)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,864           (151,257)
Net assets, beginning                                             332,526            483,783
                                                         -----------------  -----------------
Net assets, ending                                       $        335,390   $        332,526
                                                         =================  =================

Units sold                                                        358,026            199,904
Units redeemed                                                   (282,744)          (400,625)
                                                         -----------------  -----------------
Net increase (decrease)                                            75,282           (200,721)
Units outstanding, beginning                                      314,237            514,958
                                                         -----------------  -----------------
Units outstanding, ending                                         389,519            314,237
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,099,920
Cost of units redeemed/account charges                                             (795,540)
Net investment income (loss)                                                           (876)
Net realized gain (loss)                                                            111,940
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                (80,054)
                                                                            ----------------
Net assets                                                                  $       335,390
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                 390  $              335               1.25%              -18.6%
12/31/2017                     1.06                 314                 333               1.25%               12.6%
12/31/2016                     0.94                 515                 484               1.25%               26.5%
12/31/2015                     0.74                  79                  58               1.25%              -25.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               1.00%              -18.4%
12/31/2017                     1.07                   0                   0               1.00%               12.9%
12/31/2016                     0.94                   0                   0               1.00%               26.8%
12/31/2015                     0.74                   0                   0               1.00%              -25.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.75%              -18.2%
12/31/2017                     1.07                   0                   0               0.75%               13.2%
12/31/2016                     0.95                   0                   0               0.75%               27.2%
12/31/2015                     0.74                   0                   0               0.75%              -25.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.50%              -18.0%
12/31/2017                     1.08                   0                   0               0.50%               13.5%
12/31/2016                     0.95                   0                   0               0.50%               27.5%
12/31/2015                     0.75                   0                   0               0.50%              -25.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -17.8%
12/31/2017                     1.09                   0                   0               0.25%               13.8%
12/31/2016                     0.95                   0                   0               0.25%               27.8%
12/31/2015                     0.75                   0                   0               0.25%              -25.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -17.6%
12/31/2017                     1.09                   0                   0               0.00%               14.1%
12/31/2016                     0.96                   0                   0               0.00%               28.1%
12/31/2015                     0.75                   0                   0               0.00%              -25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.5%
    2016        2.5%
    2015        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       DREYFUS NATURAL RESOURCES FUND Y CLASS - 26202P576 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.75
Band 100                                        --              --            0.75
Band 75                                         --              --            0.75
Band 50                                         --              --            0.75
Band 25                                         --              --            0.75
Band 0                                          --              --            0.75
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -25.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -25.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -25.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -24.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -24.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         FEDERATED HIGH YIELD TRUST INSTITUTIONAL CLASS - 314197203

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,956,856   $     2,032,594          315,555
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (453)
                                     ---------------
Net assets                           $    1,956,403
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,956,403       1,777,666  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.15
Band 0                                           --              --             1.16
                                    ---------------  --------------
 Total                              $     1,956,403       1,777,666
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        117,684
Mortality & expense charges                                                          (26,634)
                                                                            -----------------
Net investment income (loss)                                                          91,050
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,962
Realized gain distributions                                                           17,785
Net change in unrealized appreciation (depreciation)                                (241,133)
                                                                            -----------------
Net gain (loss)                                                                     (207,386)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (116,336)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         91,050   $         99,169
Net realized gain (loss)                                           15,962            174,988
Realized gain distributions                                        17,785                 --
Net change in unrealized appreciation (depreciation)             (241,133)           (91,097)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (116,336)           183,060
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          263,116            612,466
Cost of units redeemed                                           (342,204)        (1,644,453)
Account charges                                                      (571)              (995)
                                                         -----------------  -----------------
Increase (decrease)                                               (79,659)        (1,032,982)
                                                         -----------------  -----------------
Net increase (decrease)                                          (195,995)          (849,922)
Net assets, beginning                                           2,152,398          3,002,320
                                                         -----------------  -----------------
Net assets, ending                                       $      1,956,403   $      2,152,398
                                                         =================  =================

Units sold                                                        234,730            541,271
Units redeemed                                                   (302,471)        (1,434,827)
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,741)          (893,556)
Units outstanding, beginning                                    1,845,407          2,738,963
                                                         -----------------  -----------------
Units outstanding, ending                                       1,777,666          1,845,407
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,176,373
Cost of units redeemed/account charges                                           (2,660,132)
Net investment income (loss)                                                        322,373
Net realized gain (loss)                                                            175,742
Realized gain distributions                                                          17,785
Net change in unrealized appreciation (depreciation)                                (75,738)
                                                                            ----------------
Net assets                                                                  $     1,956,403
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               1,778  $            1,956               1.25%               -5.6%
12/31/2017                     1.17               1,845               2,152               1.25%                6.4%
12/31/2016                     1.10               2,739               3,002               1.25%               13.4%
12/31/2015                     0.97                 694                 671               1.25%               -4.5%
12/31/2014                     1.01                   0                   0               1.25%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -5.4%
12/31/2017                     1.18                   0                   0               1.00%                6.7%
12/31/2016                     1.10                   0                   0               1.00%               13.7%
12/31/2015                     0.97                   0                   0               1.00%               -4.3%
12/31/2014                     1.01                   0                   0               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -5.2%
12/31/2017                     1.18                   0                   0               0.75%                6.9%
12/31/2016                     1.11                   0                   0               0.75%               13.9%
12/31/2015                     0.97                   0                   0               0.75%               -4.0%
12/31/2014                     1.01                   0                   0               0.75%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -4.9%
12/31/2017                     1.19                   0                   0               0.50%                7.2%
12/31/2016                     1.11                   0                   0               0.50%               14.2%
12/31/2015                     0.97                   0                   0               0.50%               -3.8%
12/31/2014                     1.01                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -4.7%
12/31/2017                     1.20                   0                   0               0.25%                7.5%
12/31/2016                     1.12                   0                   0               0.25%               14.5%
12/31/2015                     0.98                   0                   0               0.25%               -3.6%
12/31/2014                     1.01                   0                   0               0.25%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -4.4%
12/31/2017                     1.21                   0                   0               0.00%                7.7%
12/31/2016                     1.12                   0                   0               0.00%               14.8%
12/31/2015                     0.98                   0                   0               0.00%               -3.3%
12/31/2014                     1.01                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.7%
    2017        5.2%
    2016        7.7%
    2015        9.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FEDERATED HIGH YIELD TRUST SERVICE CLASS - 314197104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        97,674  $        107,275           15,754
                                                      ================  ===============
Receivables: investments sold                    420
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        98,094
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       98,094          90,031  $          1.09
Band 100                                        --              --             1.10
Band 75                                         --              --             1.11
Band 50                                         --              --             1.12
Band 25                                         --              --             1.13
Band 0                                          --              --             1.15
                                    --------------  --------------
 Total                              $       98,094          90,031
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          7,767
Mortality & expense charges                                                             (1,866)
                                                                              -----------------
Net investment income (loss)                                                             5,901
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,039)
Realized gain distributions                                                                882
Net change in unrealized appreciation (depreciation)                                   (11,395)
                                                                              -----------------
Net gain (loss)                                                                        (13,552)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (7,651)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,901   $         11,664
Net realized gain (loss)                                           (3,039)            32,629
Realized gain distributions                                           882                 --
Net change in unrealized appreciation (depreciation)              (11,395)           (20,215)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (7,651)            24,078
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           56,927            110,069
Cost of units redeemed                                           (115,566)          (389,777)
Account charges                                                      (165)              (103)
                                                         -----------------  -----------------
Increase (decrease)                                               (58,804)          (279,811)
                                                         -----------------  -----------------
Net increase (decrease)                                           (66,455)          (255,733)
Net assets, beginning                                             164,549            420,282
                                                         -----------------  -----------------
Net assets, ending                                       $         98,094   $        164,549
                                                         =================  =================

Units sold                                                         49,574             96,782
Units redeemed                                                   (101,697)          (339,895)
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,123)          (243,113)
Units outstanding, beginning                                      142,154            385,267
                                                         -----------------  -----------------
Units outstanding, ending                                          90,031            142,154
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        610,324
Cost of units redeemed/account charges                                              (560,540)
Net investment income (loss)                                                          29,365
Net realized gain (loss)                                                              27,664
Realized gain distributions                                                              882
Net change in unrealized appreciation (depreciation)                                  (9,601)
                                                                            -----------------
Net assets                                                                  $         98,094
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                  90  $               98               1.25%               -5.9%
12/31/2017                     1.16                 142                 165               1.25%                6.1%
12/31/2016                     1.09                 385                 420               1.25%               13.1%
12/31/2015                     0.96                  78                  75               1.25%               -4.9%
12/31/2014                     1.01                   0                   0               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -5.6%
12/31/2017                     1.17                   0                   0               1.00%                6.4%
12/31/2016                     1.10                   0                   0               1.00%               13.4%
12/31/2015                     0.97                   0                   0               1.00%               -4.6%
12/31/2014                     1.01                   0                   0               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -5.4%
12/31/2017                     1.18                   0                   0               0.75%                6.6%
12/31/2016                     1.10                   0                   0               0.75%               13.6%
12/31/2015                     0.97                   0                   0               0.75%               -4.4%
12/31/2014                     1.01                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%               -5.2%
12/31/2017                     1.18                   0                   0               0.50%                6.9%
12/31/2016                     1.11                   0                   0               0.50%               13.9%
12/31/2015                     0.97                   0                   0               0.50%               -4.1%
12/31/2014                     1.01                   0                   0               0.50%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -4.9%
12/31/2017                     1.19                   0                   0               0.25%                7.2%
12/31/2016                     1.11                   0                   0               0.25%               14.2%
12/31/2015                     0.97                   0                   0               0.25%               -3.9%
12/31/2014                     1.01                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -4.7%
12/31/2017                     1.20                   0                   0               0.00%                7.4%
12/31/2016                     1.12                   0                   0               0.00%               14.5%
12/31/2015                     0.98                   0                   0               0.00%               -3.7%
12/31/2014                     1.01                   0                   0               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.9%
    2017        5.4%
    2016        5.7%
    2015        4.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FEDERATED INTERNATIONAL LEADERS FUND A CLASS - 31428U847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        431,110  $       456,460           14,979
                                                       ===============  ===============
Receivables: investments sold                   2,562
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        433,672
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       433,672         510,665  $         0.85
Band 100                                        --              --            0.86
Band 75                                         --              --            0.87
Band 50                                         --              --            0.88
Band 25                                         --              --            0.89
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $       433,672         510,665
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         11,793
Mortality & expense charges                                                           (7,533)
                                                                            -----------------
Net investment income (loss)                                                           4,260
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,533
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (160,004)
                                                                            -----------------
Net gain (loss)                                                                     (132,471)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (128,211)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,260   $         (4,962)
Net realized gain (loss)                                           27,533             36,495
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (160,004)           140,196
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (128,211)           171,729
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,730             58,825
Cost of units redeemed                                           (165,911)        (1,019,433)
Account charges                                                       (64)               (85)
                                                         -----------------  -----------------
Increase (decrease)                                              (103,245)          (960,693)
                                                         -----------------  -----------------
Net increase (decrease)                                          (231,456)          (788,964)
Net assets, beginning                                             665,128          1,454,092
                                                         -----------------  -----------------
Net assets, ending                                       $        433,672   $        665,128
                                                         =================  =================

Units sold                                                         62,264             59,487
Units redeemed                                                   (163,759)        (1,109,162)
                                                         -----------------  -----------------
Net increase (decrease)                                          (101,495)        (1,049,675)
Units outstanding, beginning                                      612,160          1,661,835
                                                         -----------------  -----------------
Units outstanding, ending                                         510,665            612,160
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,833,357
Cost of units redeemed/account charges                                            (1,456,408)
Net investment income (loss)                                                          26,624
Net realized gain (loss)                                                              55,449
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (25,350)
                                                                            -----------------
Net assets                                                                  $        433,672
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                 511  $              434               1.25%              -21.8%
12/31/2017                     1.09                 612                 665               1.25%               26.4%
12/31/2016                     0.86                 733                 630               1.25%               -4.1%
12/31/2015                     0.90                 640                 574               1.25%               -3.4%
12/31/2014                     0.93                 566                 526               1.25%               -7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               1.00%              -21.6%
12/31/2017                     1.10                   0                   0               1.00%               26.7%
12/31/2016                     0.87                   0                   0               1.00%               -3.9%
12/31/2015                     0.90                   0                   0               1.00%               -3.2%
12/31/2014                     0.93                   0                   0               1.00%               -7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.75%              -21.4%
12/31/2017                     1.11                   0                   0               0.75%               27.0%
12/31/2016                     0.87                   0                   0               0.75%               -3.7%
12/31/2015                     0.90                   0                   0               0.75%               -2.9%
12/31/2014                     0.93                   0                   0               0.75%               -6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.50%              -21.2%
12/31/2017                     1.12                   0                   0               0.50%               27.3%
12/31/2016                     0.88                   0                   0               0.50%               -3.4%
12/31/2015                     0.91                   0                   0               0.50%               -2.7%
12/31/2014                     0.93                   0                   0               0.50%               -6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -21.0%
12/31/2017                     1.13                   0                   0               0.25%               27.7%
12/31/2016                     0.88                   0                   0               0.25%               -3.2%
12/31/2015                     0.91                   0                   0               0.25%               -2.4%
12/31/2014                     0.93                   0                   0               0.25%               -6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -20.9%
12/31/2017                     1.14                   0                   0               0.00%               28.0%
12/31/2016                     0.89                 929                 824               0.00%               -2.9%
12/31/2015                     0.91                   0                   0               0.00%               -2.2%
12/31/2014                     0.93                   0                   0               0.00%               -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        0.2%
    2016        3.0%
    2015        1.5%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    FEDERATED INTERNATIONAL LEADERS FUND INSTITUTIONAL CLASS - 31428U623

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       677,313   $      792,534           23,542
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (61,906)
                                     ----------------
Net assets                           $       615,407
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       615,407         716,473  $         0.86
Band 100                                        --              --            0.87
Band 75                                         --              --            0.88
Band 50                                         --              --            0.89
Band 25                                         --              --            0.90
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $       615,407         716,473
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         20,744
Mortality & expense charges                                                          (11,297)
                                                                            -----------------
Net investment income (loss)                                                           9,447
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              16,690
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (226,602)
                                                                            -----------------
Net gain (loss)                                                                     (209,912)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (200,465)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,447   $         (1,678)
Net realized gain (loss)                                           16,690              3,046
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (226,602)           124,031
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (200,465)           125,399
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          276,617            402,239
Cost of units redeemed                                           (321,119)           (70,833)
Account charges                                                      (689)              (523)
                                                         -----------------  -----------------
Increase (decrease)                                               (45,191)           330,883
                                                         -----------------  -----------------
Net increase (decrease)                                          (245,656)           456,282
Net assets, beginning                                             861,063            404,781
                                                         -----------------  -----------------
Net assets, ending                                       $        615,407   $        861,063
                                                         =================  =================

Units sold                                                        265,481            393,850
Units redeemed                                                   (334,422)           (76,268)
                                                         -----------------  -----------------
Net increase (decrease)                                           (68,941)           317,582
Units outstanding, beginning                                      785,414            467,832
                                                         -----------------  -----------------
Units outstanding, ending                                         716,473            785,414
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,227,450
Cost of units redeemed/account charges                                               (522,563)
Net investment income (loss)                                                           17,142
Net realized gain (loss)                                                                8,599
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (115,221)
                                                                             -----------------
Net assets                                                                   $        615,407
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                 716  $              615               1.25%              -21.7%
12/31/2017                     1.10                 785                 861               1.25%               26.7%
12/31/2016                     0.87                 468                 405               1.25%               -3.9%
12/31/2015                     0.90                 269                 242               1.25%               -3.2%
12/31/2014                     0.93                   0                   0               1.25%               -7.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               1.00%              -21.5%
12/31/2017                     1.11                   0                   0               1.00%               27.0%
12/31/2016                     0.87                   0                   0               1.00%               -3.6%
12/31/2015                     0.90                   0                   0               1.00%               -2.9%
12/31/2014                     0.93                   0                   0               1.00%               -6.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.75%              -21.3%
12/31/2017                     1.12                   0                   0               0.75%               27.3%
12/31/2016                     0.88                   0                   0               0.75%               -3.4%
12/31/2015                     0.91                   0                   0               0.75%               -2.7%
12/31/2014                     0.93                   0                   0               0.75%               -6.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -21.1%
12/31/2017                     1.13                   0                   0               0.50%               27.7%
12/31/2016                     0.88                   0                   0               0.50%               -3.2%
12/31/2015                     0.91                   0                   0               0.50%               -2.4%
12/31/2014                     0.93                   0                   0               0.50%               -6.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.25%              -20.9%
12/31/2017                     1.14                   0                   0               0.25%               28.0%
12/31/2016                     0.89                   0                   0               0.25%               -2.9%
12/31/2015                     0.91                   0                   0               0.25%               -2.2%
12/31/2014                     0.93                   0                   0               0.25%               -6.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%              -20.7%
12/31/2017                     1.15                   0                   0               0.00%               28.3%
12/31/2016                     0.89                   0                   0               0.00%               -2.7%
12/31/2015                     0.92                   0                   0               0.00%               -1.9%
12/31/2014                     0.94                   0                   0               0.00%               -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        0.8%
    2016        3.0%
    2015        3.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FEDERATED KAUFMANN LARGE CAP FUND A CLASS - 314172446

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       152,611   $       145,807            7,225
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (9)
                                     ----------------
Net assets                           $       152,602
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       152,602         114,958  $         1.33
Band 100                                        --              --            1.34
Band 75                                         --              --            1.36
Band 50                                         --              --            1.37
Band 25                                         --              --            1.39
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $       152,602         114,958
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,376)
                                                                            -----------------
Net investment income (loss)                                                          (2,376)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              82,539
Realized gain distributions                                                           15,969
Net change in unrealized appreciation (depreciation)                                 (84,752)
                                                                            -----------------
Net gain (loss)                                                                       13,756
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         11,380
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,376)  $         (4,638)
Net realized gain (loss)                                           82,539              1,875
Realized gain distributions                                        15,969              5,972
Net change in unrealized appreciation (depreciation)              (84,752)            67,531
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  11,380             70,740
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           19,257             51,738
Cost of units redeemed                                           (300,570)           (11,614)
Account charges                                                       (20)            (1,224)
                                                         -----------------  -----------------
Increase (decrease)                                              (281,333)            38,900
                                                         -----------------  -----------------
Net increase (decrease)                                          (269,953)           109,640
Net assets, beginning                                             422,555            312,915
                                                         -----------------  -----------------
Net assets, ending                                       $        152,602   $        422,555
                                                         =================  =================

Units sold                                                         13,362             41,728
Units redeemed                                                   (212,309)           (10,804)
                                                         -----------------  -----------------
Net increase (decrease)                                          (198,947)            30,924
Units outstanding, beginning                                      313,905            282,981
                                                         -----------------  -----------------
Units outstanding, ending                                         114,958            313,905
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        493,147
Cost of units redeemed/account charges                                              (433,644)
Net investment income (loss)                                                         (11,774)
Net realized gain (loss)                                                              76,116
Realized gain distributions                                                           21,953
Net change in unrealized appreciation (depreciation)                                   6,804
                                                                            -----------------
Net assets                                                                  $        152,602
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                 115  $              153               1.25%               -1.4%
12/31/2017                     1.35                 314                 423               1.25%               21.7%
12/31/2016                     1.11                 283                 313               1.25%                3.0%
12/31/2015                     1.07                 176                 189               1.25%                1.6%
12/31/2014                     1.06                   0                   0               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%               -1.1%
12/31/2017                     1.36                   0                   0               1.00%               22.0%
12/31/2016                     1.11                   0                   0               1.00%                3.3%
12/31/2015                     1.08                   0                   0               1.00%                1.9%
12/31/2014                     1.06                   0                   0               1.00%                5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%               -0.9%
12/31/2017                     1.37                   0                   0               0.75%               22.3%
12/31/2016                     1.12                   0                   0               0.75%                3.5%
12/31/2015                     1.08                   0                   0               0.75%                2.1%
12/31/2014                     1.06                   0                   0               0.75%                5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.50%               -0.6%
12/31/2017                     1.38                   0                   0               0.50%               22.6%
12/31/2016                     1.13                   0                   0               0.50%                3.8%
12/31/2015                     1.09                   0                   0               0.50%                2.4%
12/31/2014                     1.06                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.25%               -0.4%
12/31/2017                     1.39                   0                   0               0.25%               23.0%
12/31/2016                     1.13                   0                   0               0.25%                4.1%
12/31/2015                     1.09                   0                   0               0.25%                2.6%
12/31/2014                     1.06                   0                   0               0.25%                6.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%               -0.1%
12/31/2017                     1.41                   0                   0               0.00%               23.3%
12/31/2016                     1.14                   0                   0               0.00%                4.3%
12/31/2015                     1.09                   0                   0               0.00%                2.9%
12/31/2014                     1.06                   0                   0               0.00%                6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FEDERATED KAUFMANN LARGE CAP FUND INSTITUTIONAL CLASS - 314172412

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      596,638   $       624,907           27,482
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (465)
                                     ---------------
Net assets                           $      596,173
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       596,173         444,177  $         1.34
Band 100                                        --              --            1.36
Band 75                                         --              --            1.37
Band 50                                         --              --            1.39
Band 25                                         --              --            1.40
Band 0                                          --              --            1.42
                                   ---------------  --------------
 Total                             $       596,173         444,177
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (9,285)
                                                                            -----------------
Net investment income (loss)                                                          (9,285)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              70,487
Realized gain distributions                                                           64,171
Net change in unrealized appreciation (depreciation)                                (122,426)
                                                                            -----------------
Net gain (loss)                                                                       12,232
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          2,947
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,285)  $         (5,498)
Net realized gain (loss)                                           70,487              3,947
Realized gain distributions                                        64,171              7,743
Net change in unrealized appreciation (depreciation)             (122,426)            78,564
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,947             84,756
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          316,078            152,041
Cost of units redeemed                                           (282,547)           (29,162)
Account charges                                                      (432)              (318)
                                                         -----------------  -----------------
Increase (decrease)                                                33,099            122,561
                                                         -----------------  -----------------
Net increase (decrease)                                            36,046            207,317
Net assets, beginning                                             560,127            352,810
                                                         -----------------  -----------------
Net assets, ending                                       $        596,173   $        560,127
                                                         =================  =================

Units sold                                                        219,038            119,329
Units redeemed                                                   (187,452)           (23,908)
                                                         -----------------  -----------------
Net increase (decrease)                                            31,586             95,421
Units outstanding, beginning                                      412,591            317,170
                                                         -----------------  -----------------
Units outstanding, ending                                         444,177            412,591
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,147,966
Cost of units redeemed/account charges                                              (650,808)
Net investment income (loss)                                                         (21,433)
Net realized gain (loss)                                                              76,774
Realized gain distributions                                                           71,943
Net change in unrealized appreciation (depreciation)                                 (28,269)
                                                                            -----------------
Net assets                                                                  $        596,173
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                 444  $              596               1.25%               -1.1%
12/31/2017                     1.36                 413                 560               1.25%               22.0%
12/31/2016                     1.11                 317                 353               1.25%                3.3%
12/31/2015                     1.08                 408                 439               1.25%                1.8%
12/31/2014                     1.06                   0                   0               1.25%                5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               1.00%               -0.9%
12/31/2017                     1.37                   0                   0               1.00%               22.3%
12/31/2016                     1.12                   0                   0               1.00%                3.6%
12/31/2015                     1.08                   0                   0               1.00%                2.1%
12/31/2014                     1.06                   0                   0               1.00%                5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.75%               -0.6%
12/31/2017                     1.38                   0                   0               0.75%               22.7%
12/31/2016                     1.13                   0                   0               0.75%                3.8%
12/31/2015                     1.08                   0                   0               0.75%                2.4%
12/31/2014                     1.06                   0                   0               0.75%                6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%               -0.4%
12/31/2017                     1.39                   0                   0               0.50%               23.0%
12/31/2016                     1.13                   0                   0               0.50%                4.1%
12/31/2015                     1.09                   0                   0               0.50%                2.6%
12/31/2014                     1.06                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.25%               -0.1%
12/31/2017                     1.41                   0                   0               0.25%               23.3%
12/31/2016                     1.14                   0                   0               0.25%                4.4%
12/31/2015                     1.09                   0                   0               0.25%                2.9%
12/31/2014                     1.06                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.00%                0.1%
12/31/2017                     1.42                   0                   0               0.00%               23.6%
12/31/2016                     1.15                   0                   0               0.00%                4.6%
12/31/2015                     1.10                   0                   0               0.00%                3.1%
12/31/2014                     1.06                   0                   0               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FEDERATED MDT ALL CAP CORE FUND A CLASS - 31421R106

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,202  $         1,461               48
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,202
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,202             967  $          1.24
Band 100                                        --              --             1.26
Band 75                                         --              --             1.27
Band 50                                         --              --             1.29
Band 25                                         --              --             1.30
Band 0                                          --              --             1.32
                                    --------------  --------------
 Total                              $        1,202             967
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $              3
Mortality & expense charges                                                           (1,750)
                                                                            -----------------
Net investment income (loss)                                                          (1,747)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              73,465
Realized gain distributions                                                               90
Net change in unrealized appreciation (depreciation)                                 (49,095)
                                                                            -----------------
Net gain (loss)                                                                       24,460
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         22,713
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,747)  $         (1,348)
Net realized gain (loss)                                           73,465                510
Realized gain distributions                                            90                 --
Net change in unrealized appreciation (depreciation)              (49,095)            32,293
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  22,713             31,455
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           14,341             18,962
Cost of units redeemed                                           (239,452)              (856)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                              (225,111)            18,106
                                                         -----------------  -----------------
Net increase (decrease)                                          (202,398)            49,561
Net assets, beginning                                             203,600            154,039
                                                         -----------------  -----------------
Net assets, ending                                       $          1,202   $        203,600
                                                         =================  =================

Units sold                                                         10,490             16,114
Units redeemed                                                   (166,747)              (721)
                                                         -----------------  -----------------
Net increase (decrease)                                          (156,257)            15,393
Units outstanding, beginning                                      157,224            141,831
                                                         -----------------  -----------------
Units outstanding, ending                                             967            157,224
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        221,756
Cost of units redeemed/account charges                                              (292,477)
Net investment income (loss)                                                          (3,655)
Net realized gain (loss)                                                              75,747
Realized gain distributions                                                               90
Net change in unrealized appreciation (depreciation)                                    (259)
                                                                            -----------------
Net assets                                                                  $          1,202
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   1  $                1               1.25%               -4.0%
12/31/2017                     1.29                 157                 204               1.25%               19.2%
12/31/2016                     1.09                 142                 154               1.25%               10.7%
12/31/2015                     0.98                   7                   7               1.25%               -5.7%
12/31/2014                     1.04                   0                   0               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.00%               -3.7%
12/31/2017                     1.31                   0                   0               1.00%               19.5%
12/31/2016                     1.09                   0                   0               1.00%               11.0%
12/31/2015                     0.98                   0                   0               1.00%               -5.4%
12/31/2014                     1.04                   0                   0               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%               -3.5%
12/31/2017                     1.32                   0                   0               0.75%               19.8%
12/31/2016                     1.10                   0                   0               0.75%               11.3%
12/31/2015                     0.99                   0                   0               0.75%               -5.2%
12/31/2014                     1.04                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%               -3.2%
12/31/2017                     1.33                   0                   0               0.50%               20.1%
12/31/2016                     1.11                   0                   0               0.50%               11.6%
12/31/2015                     0.99                   0                   0               0.50%               -5.0%
12/31/2014                     1.04                   0                   0               0.50%                4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.25%               -3.0%
12/31/2017                     1.34                   0                   0               0.25%               20.4%
12/31/2016                     1.11                   0                   0               0.25%               11.8%
12/31/2015                     1.00                   0                   0               0.25%               -4.7%
12/31/2014                     1.05                   0                   0               0.25%                4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%               -2.8%
12/31/2017                     1.35                   0                   0               0.00%               20.7%
12/31/2016                     1.12                   0                   0               0.00%               12.1%
12/31/2015                     1.00                   0                   0               0.00%               -4.5%
12/31/2014                     1.05                   0                   0               0.00%                4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.5%
    2016        1.6%
    2015        1.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       FEDERATED MDT ALL CAP CORE FUND INSTITUTIONAL CLASS - 31421R304

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         67,644  $        72,931            2,710
                                                       ===============  ===============
Receivables: investments sold                      52
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         67,696
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       67,696          53,740  $          1.26
Band 100                                        --              --             1.27
Band 75                                         --              --             1.29
Band 50                                         --              --             1.30
Band 25                                         --              --             1.32
Band 0                                          --              --             1.33
                                    --------------  --------------
 Total                              $       67,696          53,740
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            363
Mortality & expense charges                                                              (895)
                                                                             -----------------
Net investment income (loss)                                                             (532)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,003
Realized gain distributions                                                             5,000
Net change in unrealized appreciation (depreciation)                                  (10,258)
                                                                             -----------------
Net gain (loss)                                                                        (3,255)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,787)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (532)  $            138
Net realized gain (loss)                                            2,003                 32
Realized gain distributions                                         5,000                 --
Net change in unrealized appreciation (depreciation)              (10,258)             4,932
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,787)             5,102
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           33,085             44,915
Cost of units redeemed                                            (12,320)                --
Account charges                                                       (24)               (14)
                                                         -----------------  -----------------
Increase (decrease)                                                20,741             44,901
                                                         -----------------  -----------------
Net increase (decrease)                                            16,954             50,003
Net assets, beginning                                              50,742                739
                                                         -----------------  -----------------
Net assets, ending                                       $         67,696   $         50,742
                                                         =================  =================

Units sold                                                         23,912             38,122
Units redeemed                                                     (8,958)               (11)
                                                         -----------------  -----------------
Net increase (decrease)                                            14,954             38,111
Units outstanding, beginning                                       38,786                675
                                                         -----------------  -----------------
Units outstanding, ending                                          53,740             38,786
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         78,697
Cost of units redeemed/account charges                                                (12,360)
Net investment income (loss)                                                             (389)
Net realized gain (loss)                                                                2,035
Realized gain distributions                                                             5,000
Net change in unrealized appreciation (depreciation)                                   (5,287)
                                                                             -----------------
Net assets                                                                   $         67,696
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                  54  $               68               1.25%               -3.7%
12/31/2017                     1.31                  39                  51               1.25%               19.6%
12/31/2016                     1.09                   1                   1               1.25%               11.0%
12/31/2015                     0.99                   0                   0               1.25%               -5.4%
12/31/2014                     1.04                   0                   0               1.25%                4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -3.5%
12/31/2017                     1.32                   0                   0               1.00%               19.9%
12/31/2016                     1.10                   0                   0               1.00%               11.3%
12/31/2015                     0.99                   0                   0               1.00%               -5.2%
12/31/2014                     1.04                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -3.2%
12/31/2017                     1.33                   0                   0               0.75%               20.2%
12/31/2016                     1.11                   0                   0               0.75%               11.6%
12/31/2015                     0.99                   0                   0               0.75%               -4.9%
12/31/2014                     1.04                   0                   0               0.75%                4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -3.0%
12/31/2017                     1.34                   0                   0               0.50%               20.5%
12/31/2016                     1.11                   0                   0               0.50%               11.9%
12/31/2015                     1.00                   0                   0               0.50%               -4.7%
12/31/2014                     1.05                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -2.7%
12/31/2017                     1.35                   0                   0               0.25%               20.8%
12/31/2016                     1.12                   0                   0               0.25%               12.1%
12/31/2015                     1.00                   0                   0               0.25%               -4.4%
12/31/2014                     1.05                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.00%               -2.5%
12/31/2017                     1.37                   0                   0               0.00%               21.1%
12/31/2016                     1.13                   0                   0               0.00%               12.4%
12/31/2015                     1.00                   0                   0               0.00%               -4.2%
12/31/2014                     1.05                   0                   0               0.00%                4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        1.4%
    2016        1.7%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FEDERATED KAUFMANN LARGE CAP FUND R6 CLASS - 314172131

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        138,392  $       171,519            6,354
                                                       ===============  ===============
Receivables: investments sold                      95
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        138,487
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       138,487         115,283  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.21
Band 50                                         --              --            1.22
Band 25                                         --              --            1.23
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       138,487         115,283
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              --
Mortality & expense charges                                                                (488)
                                                                              ------------------
Net investment income (loss)                                                               (488)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (51)
Realized gain distributions                                                              14,080
Net change in unrealized appreciation (depreciation)                                    (33,127)
                                                                              ------------------
Net gain (loss)                                                                         (19,098)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (19,586)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (488)  $             --
Net realized gain (loss)                                              (51)                --
Realized gain distributions                                        14,080                 --
Net change in unrealized appreciation (depreciation)              (33,127)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (19,586)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          158,073                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               158,073                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           138,487                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        138,487   $             --
                                                         =================  ================

Units sold                                                        115,283                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           115,283                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         115,283                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         158,073
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                               (488)
Net realized gain (loss)                                                                    (51)
Realized gain distributions                                                              14,080
Net change in unrealized appreciation (depreciation)                                    (33,127)
                                                                              ------------------
Net assets                                                                    $         138,487
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                 115  $              138               1.25%               -1.1%
12/31/2017                     1.21                   0                   0               1.25%               22.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%               -0.8%
12/31/2017                     1.22                   0                   0               1.00%               22.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.75%               -0.6%
12/31/2017                     1.22                   0                   0               0.75%               22.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -0.3%
12/31/2017                     1.22                   0                   0               0.50%               23.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -0.1%
12/31/2017                     1.23                   0                   0               0.25%               23.3%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%                0.2%
12/31/2017                     1.23                   0                   0               0.00%               23.6%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               FEDERATED HIGH YIELD TRUST R6 CLASS - 314197807

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         35,555  $        37,750            5,724
                                                       ===============  ===============
Receivables: investments sold                      50
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         35,605
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       35,605          37,492  $          0.95
Band 100                                        --              --             0.95
Band 75                                         --              --             0.95
Band 50                                         --              --             0.96
Band 25                                         --              --             0.96
Band 0                                          --              --             0.96
                                    --------------  --------------
 Total                              $       35,605          37,492
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             479
Mortality & expense charges                                                                  (83)
                                                                               ------------------
Net investment income (loss)                                                                 396
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                  319
Net change in unrealized appreciation (depreciation)                                      (2,195)
                                                                               ------------------
Net gain (loss)                                                                           (1,878)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (1,482)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            396   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                           319                 --
Net change in unrealized appreciation (depreciation)               (2,195)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,482)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           37,143                 --
Cost of units redeemed                                                 (4)                --
Account charges                                                       (52)                --
                                                         -----------------  ----------------
Increase (decrease)                                                37,087                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            35,605                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         35,605   $             --
                                                         =================  ================

Units sold                                                         37,551                 --
Units redeemed                                                        (59)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            37,492                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          37,492                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          37,143
Cost of units redeemed/account charges                                                       (56)
Net investment income (loss)                                                                 396
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                  319
Net change in unrealized appreciation (depreciation)                                      (2,195)
                                                                               ------------------
Net assets                                                                     $          35,605
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                  37  $               36               1.25%               -5.6%
12/31/2017                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -5.4%
12/31/2017                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -5.1%
12/31/2017                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -4.9%
12/31/2017                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -4.7%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    FEDERATED INTERNATIONAL LEADERS FUND R6 CLASS - 31428U581 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.80
Band 100                                        --              --            0.80
Band 75                                         --              --            0.80
Band 50                                         --              --            0.80
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               1.25%              -21.6%
12/31/2017                     1.02                   0                   0               1.25%                1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               1.00%              -21.4%
12/31/2017                     1.02                   0                   0               1.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.75%              -21.2%
12/31/2017                     1.02                   0                   0               0.75%                1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.50%              -21.0%
12/31/2017                     1.02                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.25%              -20.8%
12/31/2017                     1.02                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -20.6%
12/31/2017                     1.02                   0                   0               0.00%                1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FEDERATED MDT SMALL CAP GROWTH FUND A CLASS - 31421R775

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         75,228  $       100,824            3,801
                                                       ===============  ===============
Receivables: investments sold                      53
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         75,281
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       75,281          72,568  $          1.04
Band 100                                        --              --             1.04
Band 75                                         --              --             1.05
Band 50                                         --              --             1.05
Band 25                                         --              --             1.05
Band 0                                          --              --             1.06
                                    --------------  --------------
 Total                              $       75,281          72,568
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,285)
                                                                             -----------------
Net investment income (loss)                                                           (1,285)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,935)
Realized gain distributions                                                            10,037
Net change in unrealized appreciation (depreciation)                                  (25,596)
                                                                             -----------------
Net gain (loss)                                                                       (27,494)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (28,779)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,285)  $             --
Net realized gain (loss)                                          (11,935)                --
Realized gain distributions                                        10,037                 --
Net change in unrealized appreciation (depreciation)              (25,596)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (28,779)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          176,428                 --
Cost of units redeemed                                            (72,187)                --
Account charges                                                      (181)                --
                                                         -----------------  ----------------
Increase (decrease)                                               104,060                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            75,281                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         75,281   $             --
                                                         =================  ================

Units sold                                                        143,904                 --
Units redeemed                                                    (71,336)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            72,568                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          72,568                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        176,428
Cost of units redeemed/account charges                                                (72,368)
Net investment income (loss)                                                           (1,285)
Net realized gain (loss)                                                              (11,935)
Realized gain distributions                                                            10,037
Net change in unrealized appreciation (depreciation)                                  (25,596)
                                                                             -----------------
Net assets                                                                   $         75,281
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                  73  $               75               1.25%               -7.6%
12/31/2017                     1.12                   0                   0               1.25%               12.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -7.4%
12/31/2017                     1.12                   0                   0               1.00%               12.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -7.2%
12/31/2017                     1.13                   0                   0               0.75%               12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -6.9%
12/31/2017                     1.13                   0                   0               0.50%               12.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -6.7%
12/31/2017                     1.13                   0                   0               0.25%               12.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -6.5%
12/31/2017                     1.13                   0                   0               0.00%               13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FEDERATED MDT SMALL CAP GROWTH FUND INSTITUTIONAL CLASS - 31421R759

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        70,494  $         86,940            3,410
                                                      ================  ===============
Receivables: investments sold                    495
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        70,989
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       70,989          68,163  $          1.04
Band 100                                        --              --             1.05
Band 75                                         --              --             1.05
Band 50                                         --              --             1.05
Band 25                                         --              --             1.06
Band 0                                          --              --             1.06
                                    --------------  --------------
 Total                              $       70,989          68,163
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (974)
                                                                             -----------------
Net investment income (loss)                                                             (974)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,237
Realized gain distributions                                                             4,803
Net change in unrealized appreciation (depreciation)                                  (16,446)
                                                                             -----------------
Net gain (loss)                                                                       (10,406)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (11,380)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (974)  $             --
Net realized gain (loss)                                            1,237                 --
Realized gain distributions                                         4,803                 --
Net change in unrealized appreciation (depreciation)              (16,446)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (11,380)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          104,891                 --
Cost of units redeemed                                            (22,128)                --
Account charges                                                      (394)                --
                                                         -----------------  ----------------
Increase (decrease)                                                82,369                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            70,989                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         70,989   $             --
                                                         =================  ================

Units sold                                                         85,883                 --
Units redeemed                                                    (17,720)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            68,163                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          68,163                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        104,891
Cost of units redeemed/account charges                                                (22,522)
Net investment income (loss)                                                             (974)
Net realized gain (loss)                                                                1,237
Realized gain distributions                                                             4,803
Net change in unrealized appreciation (depreciation)                                  (16,446)
                                                                             -----------------
Net assets                                                                   $         70,989
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                  68  $               71               1.25%               -7.4%
12/31/2017                     1.12                   0                   0               1.25%               12.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -7.2%
12/31/2017                     1.13                   0                   0               1.00%               12.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -6.9%
12/31/2017                     1.13                   0                   0               0.75%               12.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -6.7%
12/31/2017                     1.13                   0                   0               0.50%               12.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -6.5%
12/31/2017                     1.13                   0                   0               0.25%               13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -6.2%
12/31/2017                     1.13                   0                   0               0.00%               13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FEDERATED MDT SMALL CAP GROWTH FUND R6 CLASS - 31421R619

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       155,897  $        185,355            7,545
                                                      ================  ===============
Receivables: investments sold                    919
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       156,816
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       156,816         150,574  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       156,816         150,574
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,775)
                                                                             -----------------
Net investment income (loss)                                                           (1,775)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,096
Realized gain distributions                                                            10,135
Net change in unrealized appreciation (depreciation)                                  (29,458)
                                                                             -----------------
Net gain (loss)                                                                       (18,227)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (20,002)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,775)  $             --
Net realized gain (loss)                                            1,096                 --
Realized gain distributions                                        10,135                 --
Net change in unrealized appreciation (depreciation)              (29,458)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (20,002)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          240,762                 --
Cost of units redeemed                                            (63,659)                --
Account charges                                                      (285)                --
                                                         -----------------  ----------------
Increase (decrease)                                               176,818                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           156,816                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        156,816   $             --
                                                         =================  ================

Units sold                                                        205,697                 --
Units redeemed                                                    (55,123)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           150,574                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         150,574                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        240,762
Cost of units redeemed/account charges                                                (63,944)
Net investment income (loss)                                                           (1,775)
Net realized gain (loss)                                                                1,096
Realized gain distributions                                                            10,135
Net change in unrealized appreciation (depreciation)                                  (29,458)
                                                                             -----------------
Net assets                                                                   $        156,816
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                 151  $              157               1.25%               -7.4%
12/31/2017                     1.12                   0                   0               1.25%               12.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -7.2%
12/31/2017                     1.13                   0                   0               1.00%               12.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -6.9%
12/31/2017                     1.13                   0                   0               0.75%               12.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -6.7%
12/31/2017                     1.13                   0                   0               0.50%               12.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -6.5%
12/31/2017                     1.13                   0                   0               0.25%               13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -6.2%
12/31/2017                     1.13                   0                   0               0.00%               13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FEDERATED MDT SMALL CAP CORE FUND R6 CLASS - 31421R627 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND R6 CLASS - 31420B847 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR STRATEGIC DVD & INC FUND I CLASS - 316145804

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,197,114  $      1,336,048           89,203
                                                      ================  ===============
Receivables: investments sold                    512
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,197,626
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,197,626         931,478  $          1.29
Band 100                                        --              --             1.30
Band 75                                         --              --             1.32
Band 50                                         --              --             1.34
Band 25                                         --              --             1.35
Band 0                                          --              --             1.37
                                    --------------  --------------
 Total                              $    1,197,626         931,478
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         39,178
Mortality & expense charges                                                           (16,903)
                                                                             -----------------
Net investment income (loss)                                                           22,275
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,967
Realized gain distributions                                                            54,841
Net change in unrealized appreciation (depreciation)                                 (164,723)
                                                                             -----------------
Net gain (loss)                                                                      (105,915)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (83,640)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,275   $         15,887
Net realized gain (loss)                                            3,967             50,208
Realized gain distributions                                        54,841             51,477
Net change in unrealized appreciation (depreciation)             (164,723)             3,360
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (83,640)           120,932
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          988,407          1,251,609
Cost of units redeemed                                           (848,908)          (817,890)
Account charges                                                      (483)              (399)
                                                         -----------------  -----------------
Increase (decrease)                                               139,016            433,320
                                                         -----------------  -----------------
Net increase (decrease)                                            55,376            554,252
Net assets, beginning                                           1,142,250            587,998
                                                         -----------------  -----------------
Net assets, ending                                       $      1,197,626   $      1,142,250
                                                         =================  =================

Units sold                                                        720,405            989,167
Units redeemed                                                   (625,957)          (629,570)
                                                         -----------------  -----------------
Net increase (decrease)                                            94,448            359,597
Units outstanding, beginning                                      837,030            477,433
                                                         -----------------  -----------------
Units outstanding, ending                                         931,478            837,030
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,446,762
Cost of units redeemed/account charges                                            (2,332,444)
Net investment income (loss)                                                          45,530
Net realized gain (loss)                                                              56,706
Realized gain distributions                                                          120,006
Net change in unrealized appreciation (depreciation)                                (138,934)
                                                                            -----------------
Net assets                                                                  $      1,197,626
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                 931  $            1,198               1.25%               -5.8%
12/31/2017                     1.36                 837               1,142               1.25%               10.8%
12/31/2016                     1.23                 477                 588               1.25%               11.3%
12/31/2015                     1.11                   0                   0               1.25%               -2.4%
12/31/2014                     1.13                   0                   0               1.25%               12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%               -5.5%
12/31/2017                     1.38                   0                   0               1.00%               11.1%
12/31/2016                     1.24                   0                   0               1.00%               11.5%
12/31/2015                     1.11                   0                   0               1.00%               -2.1%
12/31/2014                     1.14                   0                   0               1.00%               12.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -5.3%
12/31/2017                     1.39                   0                   0               0.75%               11.4%
12/31/2016                     1.25                   0                   0               0.75%               11.8%
12/31/2015                     1.12                   0                   0               0.75%               -1.9%
12/31/2014                     1.14                   0                   0               0.75%               12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -5.1%
12/31/2017                     1.41                   0                   0               0.50%               11.6%
12/31/2016                     1.26                   0                   0               0.50%               12.1%
12/31/2015                     1.12                   0                   0               0.50%               -1.6%
12/31/2014                     1.14                   0                   0               0.50%               12.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.25%               -4.8%
12/31/2017                     1.42                   0                   0               0.25%               11.9%
12/31/2016                     1.27                   0                   0               0.25%               12.4%
12/31/2015                     1.13                   0                   0               0.25%               -1.4%
12/31/2014                     1.15                   0                   0               0.25%               13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.00%               -4.6%
12/31/2017                     1.44                   0                   0               0.00%               12.2%
12/31/2016                     1.28                   0                   0               0.00%               12.7%
12/31/2015                     1.14                   0                   0               0.00%               -1.2%
12/31/2014                     1.15                   0                   0               0.00%               13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        3.6%
    2016        3.8%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND M CLASS - 315920694

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         4,715  $         4,983              248
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         4,715
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         4,715            2,142  $         2.20
Band 100                                         --               --            2.29
Band 75                                          --               --            2.38
Band 50                                          --               --            2.47
Band 25                                          --               --            2.56
Band 0                                           --               --            2.71
                                    ---------------  ---------------
 Total                              $         4,715            2,142
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             25
Mortality & expense charges                                                                (68)
                                                                              -----------------
Net investment income (loss)                                                               (43)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    72
Realized gain distributions                                                                175
Net change in unrealized appreciation (depreciation)                                    (1,138)
                                                                              -----------------
Net gain (loss)                                                                           (891)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (934)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (43)  $           (191)
Net realized gain (loss)                                               72              2,764
Realized gain distributions                                           175                 17
Net change in unrealized appreciation (depreciation)               (1,138)             2,631
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (934)             5,221
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               --                  2
Cost of units redeemed                                               (325)           (33,921)
Account charges                                                        (1)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                                  (326)           (33,920)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,260)           (28,699)
Net assets, beginning                                               5,975             34,674
                                                         -----------------  -----------------
Net assets, ending                                       $          4,715   $          5,975
                                                         =================  =================

Units sold                                                             --              1,833
Units redeemed                                                       (116)           (15,905)
                                                         -----------------  -----------------
Net increase (decrease)                                              (116)           (14,072)
Units outstanding, beginning                                        2,258             16,330
                                                         -----------------  -----------------
Units outstanding, ending                                           2,142              2,258
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       722,791
Cost of units redeemed/account charges                                             (898,839)
Net investment income (loss)                                                        (10,500)
Net realized gain (loss)                                                            101,864
Realized gain distributions                                                          89,667
Net change in unrealized appreciation (depreciation)                                   (268)
                                                                            ----------------
Net assets                                                                  $         4,715
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                   2  $                5               1.25%              -16.8%
12/31/2017                     2.65                   2                   6               1.25%               24.6%
12/31/2016                     2.12                  16                  35               1.25%               -4.4%
12/31/2015                     2.22                  18                  39               1.25%                2.3%
12/31/2014                     2.17                  61                 132               1.25%               -4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               1.00%              -16.6%
12/31/2017                     2.74                   0                   0               1.00%               24.9%
12/31/2016                     2.19                   0                   0               1.00%               -4.2%
12/31/2015                     2.29                   0                   0               1.00%                2.6%
12/31/2014                     2.23                   0                   0               1.00%               -4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.75%              -16.4%
12/31/2017                     2.84                   0                   0               0.75%               25.2%
12/31/2016                     2.27                   0                   0               0.75%               -3.9%
12/31/2015                     2.36                   0                   0               0.75%                2.8%
12/31/2014                     2.30                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.50%              -16.2%
12/31/2017                     2.94                   0                   0               0.50%               25.5%
12/31/2016                     2.35                   0                   0               0.50%               -3.7%
12/31/2015                     2.43                   0                   0               0.50%                3.1%
12/31/2014                     2.36                   0                   0               0.50%               -4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.25%              -16.0%
12/31/2017                     3.05                   0                   0               0.25%               25.9%
12/31/2016                     2.42                   0                   0               0.25%               -3.4%
12/31/2015                     2.51                   0                   0               0.25%                3.3%
12/31/2014                     2.43                   0                   0               0.25%               -3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                   0  $                0               0.00%              -15.8%
12/31/2017                     3.21                   0                   0               0.00%               26.2%
12/31/2016                     2.55                   0                   0               0.00%               -3.2%
12/31/2015                     2.63                   0                   0               0.00%                3.6%
12/31/2014                     2.54                   0                   0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.1%
    2016        0.6%
    2015        0.2%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR DIVERSIFIED STOCK FUND M CLASS - 316127703

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.30
Band 100                                        --              --            1.32
Band 75                                         --              --            1.34
Band 50                                         --              --            1.35
Band 25                                         --              --            1.37
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (157)
                                                                             -----------------
Net investment income (loss)                                                             (157)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,927
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (5,918)
                                                                             -----------------
Net gain (loss)                                                                         2,009
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          1,852
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (157)  $         (2,607)
Net realized gain (loss)                                            7,927             37,753
Realized gain distributions                                            --              9,477
Net change in unrealized appreciation (depreciation)               (5,918)               505
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   1,852             45,128
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              969             43,976
Cost of units redeemed                                            (98,151)          (329,861)
Account charges                                                        --               (163)
                                                         -----------------  -----------------
Increase (decrease)                                               (97,182)          (286,048)
                                                         -----------------  -----------------
Net increase (decrease)                                           (95,330)          (240,920)
Net assets, beginning                                              95,330            336,250
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $         95,330
                                                         =================  =================

Units sold                                                            658             35,275
Units redeemed                                                    (68,574)          (247,611)
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,916)          (212,336)
Units outstanding, beginning                                       67,916            280,252
                                                         -----------------  -----------------
Units outstanding, ending                                              --             67,916
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        899,303
Cost of units redeemed/account charges                                              (980,049)
Net investment income (loss)                                                          (4,653)
Net realized gain (loss)                                                              13,849
Realized gain distributions                                                           71,550
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.25%               -7.1%
12/31/2017                     1.40                  68                  95               1.25%               17.0%
12/31/2016                     1.20                 280                 336               1.25%               14.7%
12/31/2015                     1.05                 368                 385               1.25%               -7.1%
12/31/2014                     1.13                 434                 489               1.25%                8.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%               -6.9%
12/31/2017                     1.42                   0                   0               1.00%               17.3%
12/31/2016                     1.21                   0                   0               1.00%               15.0%
12/31/2015                     1.05                   0                   0               1.00%               -6.9%
12/31/2014                     1.13                   0                   0               1.00%                9.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.75%               -6.7%
12/31/2017                     1.43                   0                   0               0.75%               17.6%
12/31/2016                     1.22                   0                   0               0.75%               15.3%
12/31/2015                     1.06                   0                   0               0.75%               -6.7%
12/31/2014                     1.13                   0                   0               0.75%                9.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.50%               -6.4%
12/31/2017                     1.45                   0                   0               0.50%               17.9%
12/31/2016                     1.23                   0                   0               0.50%               15.6%
12/31/2015                     1.06                   0                   0               0.50%               -6.4%
12/31/2014                     1.14                   0                   0               0.50%                9.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%               -6.2%
12/31/2017                     1.46                   0                   0               0.25%               18.2%
12/31/2016                     1.24                   0                   0               0.25%               15.9%
12/31/2015                     1.07                   0                   0               0.25%               -6.2%
12/31/2014                     1.14                   0                   0               0.25%               10.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%               -6.0%
12/31/2017                     1.48                   0                   0               0.00%               18.5%
12/31/2016                     1.25                   0                   0               0.00%               16.2%
12/31/2015                     1.07                   0                   0               0.00%               -6.0%
12/31/2014                     1.14                   0                   0               0.00%               10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.4%
    2016        1.1%
    2015        0.8%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   FIDELITY ADVISOR DIVERSIFIED STOCK FUND INSTITUTIONAL CLASS - 316127802

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        19,001   $        23,378              858
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (6)
                                     ----------------
Net assets                           $        18,995
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,995          14,136  $          1.34
Band 100                                        --              --             1.36
Band 75                                         --              --             1.38
Band 50                                         --              --             1.40
Band 25                                         --              --             1.41
Band 0                                          --              --             1.43
                                    --------------  --------------
 Total                              $       18,995          14,136
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            101
Mortality & expense charges                                                           (1,150)
                                                                            -----------------
Net investment income (loss)                                                          (1,049)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              45,821
Realized gain distributions                                                            2,057
Net change in unrealized appreciation (depreciation)                                 (32,715)
                                                                            -----------------
Net gain (loss)                                                                       15,163
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         14,114
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,049)  $         (1,207)
Net realized gain (loss)                                           45,821             25,244
Realized gain distributions                                         2,057             16,712
Net change in unrealized appreciation (depreciation)              (32,715)             5,386
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  14,114             46,135
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           19,835             41,876
Cost of units redeemed                                           (262,319)          (210,380)
Account charges                                                       (79)              (365)
                                                         -----------------  -----------------
Increase (decrease)                                              (242,563)          (168,869)
                                                         -----------------  -----------------
Net increase (decrease)                                          (228,449)          (122,734)
Net assets, beginning                                             247,444            370,178
                                                         -----------------  -----------------
Net assets, ending                                       $         18,995   $        247,444
                                                         =================  =================

Units sold                                                         13,026             32,241
Units redeemed                                                   (170,876)          (162,927)
                                                         -----------------  -----------------
Net increase (decrease)                                          (157,850)          (130,686)
Units outstanding, beginning                                      171,986            302,672
                                                         -----------------  -----------------
Units outstanding, ending                                          14,136            171,986
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,161,086
Cost of units redeemed/account charges                                            (1,234,630)
Net investment income (loss)                                                          (1,063)
Net realized gain (loss)                                                              17,555
Realized gain distributions                                                           80,424
Net change in unrealized appreciation (depreciation)                                  (4,377)
                                                                            -----------------
Net assets                                                                  $         18,995
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                  14  $               19               1.25%               -6.6%
12/31/2017                     1.44                 172                 247               1.25%               17.6%
12/31/2016                     1.22                 303                 370               1.25%               15.5%
12/31/2015                     1.06                 580                 614               1.25%               -6.6%
12/31/2014                     1.13                 443                 502               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               1.00%               -6.4%
12/31/2017                     1.45                   0                   0               1.00%               17.9%
12/31/2016                     1.23                   0                   0               1.00%               15.7%
12/31/2015                     1.06                   0                   0               1.00%               -6.4%
12/31/2014                     1.14                   0                   0               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%               -6.1%
12/31/2017                     1.47                   0                   0               0.75%               18.2%
12/31/2016                     1.24                   0                   0               0.75%               16.0%
12/31/2015                     1.07                   0                   0               0.75%               -6.2%
12/31/2014                     1.14                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%               -5.9%
12/31/2017                     1.48                   0                   0               0.50%               18.5%
12/31/2016                     1.25                   0                   0               0.50%               16.3%
12/31/2015                     1.08                   0                   0               0.50%               -5.9%
12/31/2014                     1.14                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%               -5.7%
12/31/2017                     1.50                   0                   0               0.25%               18.8%
12/31/2016                     1.26                   0                   0               0.25%               16.6%
12/31/2015                     1.08                   0                   0               0.25%               -5.7%
12/31/2014                     1.15                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.00%               -5.4%
12/31/2017                     1.51                   0                   0               0.00%               19.1%
12/31/2016                     1.27                   0                   0               0.00%               16.9%
12/31/2015                     1.09                   0                   0               0.00%               -5.4%
12/31/2014                     1.15                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.9%
    2016        1.0%
    2015        1.5%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR DIVIDEND GROWTH FUND M CLASS - 315805630

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      557,174   $       646,222           41,059
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (150)
                                     ---------------
Net assets                           $      557,024
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       433,152         185,408  $         2.34
Band 100                                   123,872          51,040            2.43
Band 75                                         --              --            2.52
Band 50                                         --              --            2.62
Band 25                                         --              --            2.72
Band 0                                          --              --            2.87
                                   ---------------  --------------
 Total                             $       557,024         236,448
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,851
Mortality & expense charges                                                          (11,334)
                                                                            -----------------
Net investment income (loss)                                                          (3,483)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              70,433
Realized gain distributions                                                           78,445
Net change in unrealized appreciation (depreciation)                                (188,562)
                                                                            -----------------
Net gain (loss)                                                                      (39,684)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (43,167)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,483)  $         (3,039)
Net realized gain (loss)                                           70,433             71,423
Realized gain distributions                                        78,445            150,531
Net change in unrealized appreciation (depreciation)             (188,562)           (15,788)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (43,167)           203,127
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           26,595             51,560
Cost of units redeemed                                           (575,690)          (418,964)
Account charges                                                      (519)              (415)
                                                         -----------------  -----------------
Increase (decrease)                                              (549,614)          (367,819)
                                                         -----------------  -----------------
Net increase (decrease)                                          (592,781)          (164,692)
Net assets, beginning                                           1,149,805          1,314,497
                                                         -----------------  -----------------
Net assets, ending                                       $        557,024   $      1,149,805
                                                         =================  =================

Units sold                                                         10,410             34,028
Units redeemed                                                   (218,245)          (190,287)
                                                         -----------------  -----------------
Net increase (decrease)                                          (207,835)          (156,259)
Units outstanding, beginning                                      444,283            600,542
                                                         -----------------  -----------------
Units outstanding, ending                                         236,448            444,283
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,920,570
Cost of units redeemed/account charges                                           (3,031,272)
Net investment income (loss)                                                        (56,729)
Net realized gain (loss)                                                            331,743
Realized gain distributions                                                         481,760
Net change in unrealized appreciation (depreciation)                                (89,048)
                                                                            ----------------
Net assets                                                                  $       557,024
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                 185  $              433               1.25%               -8.5%
12/31/2017                     2.55                 281                 719               1.25%               17.8%
12/31/2016                     2.17                 423                 917               1.25%                6.0%
12/31/2015                     2.04                 440                 900               1.25%               -2.4%
12/31/2014                     2.10                 425                 890               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                  51  $              124               1.00%               -8.3%
12/31/2017                     2.65                 163                 431               1.00%               18.1%
12/31/2016                     2.24                 178                 398               1.00%                6.3%
12/31/2015                     2.11                 186                 391               1.00%               -2.2%
12/31/2014                     2.15                 202                 436               1.00%               10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.75%               -8.1%
12/31/2017                     2.74                   0                   0               0.75%               18.4%
12/31/2016                     2.32                   0                   0               0.75%                6.5%
12/31/2015                     2.17                   0                   0               0.75%               -1.9%
12/31/2014                     2.22                   0                   0               0.75%               10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.62                   0  $                0               0.50%               -7.8%
12/31/2017                     2.84                   0                   0               0.50%               18.7%
12/31/2016                     2.39                   0                   0               0.50%                6.8%
12/31/2015                     2.24                   0                   0               0.50%               -1.7%
12/31/2014                     2.28                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.72                   0  $                0               0.25%               -7.6%
12/31/2017                     2.95                   0                   0               0.25%               19.0%
12/31/2016                     2.47                   0                   0               0.25%                7.1%
12/31/2015                     2.31                   0                   0               0.25%               -1.4%
12/31/2014                     2.34                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.87                   0  $                0               0.00%               -7.4%
12/31/2017                     3.10                   0                   0               0.00%               19.3%
12/31/2016                     2.60                   0                   0               0.00%                7.3%
12/31/2015                     2.42                   0                   0               0.00%               -1.2%
12/31/2014                     2.45                   0                   0               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.0%
    2016        1.0%
    2015        0.8%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR EQUITY GROWTH FUND M CLASS - 315805200

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,965,405   $     1,695,324          197,726
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (827)
                                     ---------------
Net assets                           $    1,964,578
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       490,621       1,904,607  $          0.26
Band 100                                     63,256         236,736             0.27
Band 75                                          --              --             0.28
Band 50                                   1,410,701       4,906,615             0.29
Band 25                                          --              --             0.30
Band 0                                           --              --             0.31
                                    ---------------  --------------
 Total                              $     1,964,578       7,047,958
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (16,321)
                                                                            ----------------
Net investment income (loss)                                                        (16,321)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            123,759
Realized gain distributions                                                         133,090
Net change in unrealized appreciation (depreciation)                               (246,037)
                                                                            ----------------
Net gain (loss)                                                                      10,812
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        (5,509)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                       PERIOD ENDED          PERIOD ENDED
                                                       DECEMBER 31,          DECEMBER 31,
                                                           2018*                 2017*
                                                     -----------------      -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                         $        (16,321)      $        (15,598)
Net realized gain (loss)                                      123,759                258,426
Realized gain distributions                                   133,090                247,652
Net change in unrealized appreciation (depreciation)         (246,037)               124,216
                                                     -----------------      -----------------
Increase (decrease) in net assets from operations              (5,509)               614,696
                                                     -----------------      -----------------

Contract owner transactions:
Proceeds from units sold                                       99,169                399,465
Cost of units redeemed                                       (380,062)              (666,444)
Account charges                                                  (269)                  (271)
                                                     -----------------      -----------------
Increase (decrease)                                          (281,162)              (267,250)
                                                     -----------------      -----------------
Net increase (decrease)                                      (286,671)               347,446
Net assets, beginning                                       2,251,249              1,903,803
                                                     -----------------      -----------------
Net assets, ending                                   $      1,964,578       $      2,251,249
                                                     =================      =================

Units sold                                                    329,365 (a)          2,054,750 (a)
Units redeemed                                             (1,251,447)(a)         (3,142,190)(a)
                                                     -----------------      -----------------
Net increase (decrease)                                      (922,082)            (1,087,440)
Units outstanding, beginning                                7,970,040 (a)          9,057,480 (a)
                                                     -----------------      -----------------
Units outstanding, ending                                   7,047,958              7,970,040
                                                     =================      =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,050,945
Cost of units redeemed/account charges                                           (3,741,760)
Net investment income (loss)                                                       (147,725)
Net realized gain (loss)                                                            987,874
Realized gain distributions                                                         545,163
Net change in unrealized appreciation (depreciation)                                270,081
                                                                            ----------------
Net assets                                                                  $     1,964,578
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective May 14, 2018, the fund underwent a 10-for-1 share split.
The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             0.26               1,905  $              491               1.25%               -1.9%
12/31/2017 (a)                 0.26               2,089                 548               1.25%               32.9%
12/31/2016 (a)                 0.20               3,123                 617               1.25%               -1.2%
12/31/2015 (a)                 0.20               3,828                 765               1.25%                5.2%
12/31/2014 (a)                 0.19               3,973                 755               1.25%                9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             0.27                 237  $               63               1.00%               -1.6%
12/31/2017 (a)                 0.27                 376                 102               1.00%               33.2%
12/31/2016 (a)                 0.20                 175                  36               1.00%               -0.9%
12/31/2015 (a)                 0.21                 157                  32               1.00%                5.4%
12/31/2014 (a)                 0.20                 290                  57               1.00%                9.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             0.28                   0  $                0               0.75%               -1.4%
12/31/2017 (a)                 0.28                   0                   0               0.75%               33.5%
12/31/2016 (a)                 0.21                   0                   0               0.75%               -0.7%
12/31/2015 (a)                 0.21                   0                   0               0.75%                5.7%
12/31/2014 (a)                 0.20                   0                   0               0.75%                9.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             0.29               4,907  $            1,411               0.50%               -1.1%
12/31/2017 (a)                 0.29               5,505               1,601               0.50%               33.9%
12/31/2016 (a)                 0.22               5,760               1,251               0.50%               -0.4%
12/31/2015 (a)                 0.22               5,728               1,250               0.50%                6.0%
12/31/2014 (a)                 0.21               6,224               1,281               0.50%               10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             0.30                   0  $                0               0.25%               -0.9%
12/31/2017 (a)                 0.30                   0                   0               0.25%               34.2%
12/31/2016 (a)                 0.22                   0                   0               0.25%               -0.2%
12/31/2015 (a)                 0.22                   0                   0               0.25%                6.2%
12/31/2014 (a)                 0.21                   0                   0               0.25%               10.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             0.31                   0  $                0               0.00%               -0.6%
12/31/2017 (a)                 0.31                   0                   0               0.00%               34.5%
12/31/2016 (a)                 0.23                   0                   0               0.00%                0.1%
12/31/2015 (a)                 0.23                   0                   0               0.00%                6.5%
12/31/2014 (a)                 0.22                   0                   0               0.00%               10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR EQUITY INCOME FUND M CLASS - 315808204

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      592,231   $       663,646           23,215
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (649)
                                     ---------------
Net assets                           $      591,582
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       263,177         115,258  $         2.28
Band 100                                     9,052           3,816            2.37
Band 75                                         --              --            2.46
Band 50                                    319,353         124,740            2.56
Band 25                                         --              --            2.66
Band 0                                          --              --            2.80
                                   ---------------  --------------
 Total                             $       591,582         243,814
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         13,828
Mortality & expense charges                                                            (5,783)
                                                                             -----------------
Net investment income (loss)                                                            8,045
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,204
Realized gain distributions                                                            69,171
Net change in unrealized appreciation (depreciation)                                 (163,937)
                                                                             -----------------
Net gain (loss)                                                                       (85,562)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (77,517)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,045   $          4,233
Net realized gain (loss)                                            9,204             29,605
Realized gain distributions                                        69,171             57,184
Net change in unrealized appreciation (depreciation)             (163,937)           (19,743)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (77,517)            71,279
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           41,675             80,322
Cost of units redeemed                                            (75,487)           (95,626)
Account charges                                                      (246)              (241)
                                                         -----------------  -----------------
Increase (decrease)                                               (34,058)           (15,545)
                                                         -----------------  -----------------
Net increase (decrease)                                          (111,575)            55,734
Net assets, beginning                                             703,157            647,423
                                                         -----------------  -----------------
Net assets, ending                                       $        591,582   $        703,157
                                                         =================  =================

Units sold                                                         16,364             51,215
Units redeemed                                                    (29,716)           (57,506)
                                                         -----------------  -----------------
Net increase (decrease)                                           (13,352)            (6,291)
Units outstanding, beginning                                      257,166            263,457
                                                         -----------------  -----------------
Units outstanding, ending                                         243,814            257,166
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,469,181
Cost of units redeemed/account charges                                           (2,444,400)
Net investment income (loss)                                                         89,553
Net realized gain (loss)                                                            200,167
Realized gain distributions                                                         348,496
Net change in unrealized appreciation (depreciation)                                (71,415)
                                                                            ----------------
Net assets                                                                  $       591,582
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                 115  $              263               1.25%              -11.7%
12/31/2017                     2.59                 120                 310               1.25%               10.6%
12/31/2016                     2.34                 130                 305               1.25%               15.8%
12/31/2015                     2.02                 307                 620               1.25%               -5.8%
12/31/2014                     2.14                 319                 684               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37                   4  $                9               1.00%              -11.5%
12/31/2017                     2.68                  10                  27               1.00%               10.9%
12/31/2016                     2.42                   6                  14               1.00%               16.1%
12/31/2015                     2.08                   8                  17               1.00%               -5.6%
12/31/2014                     2.20                   0                   0               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                   0  $                0               0.75%              -11.3%
12/31/2017                     2.78                   0                   0               0.75%               11.2%
12/31/2016                     2.50                   0                   0               0.75%               16.4%
12/31/2015                     2.15                   0                   0               0.75%               -5.3%
12/31/2014                     2.27                   0                   0               0.75%                7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                 125  $              319               0.50%              -11.0%
12/31/2017                     2.88                 127                 366               0.50%               11.5%
12/31/2016                     2.58                 127                 329               0.50%               16.7%
12/31/2015                     2.21                 132                 291               0.50%               -5.1%
12/31/2014                     2.33                 187                 435               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                   0  $                0               0.25%              -10.8%
12/31/2017                     2.98                   0                   0               0.25%               11.7%
12/31/2016                     2.67                   0                   0               0.25%               17.0%
12/31/2015                     2.28                   0                   0               0.25%               -4.8%
12/31/2014                     2.40                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.00%              -10.6%
12/31/2017                     3.13                   0                   0               0.00%               12.0%
12/31/2016                     2.79                   0                   0               0.00%               17.3%
12/31/2015                     2.38                   0                   0               0.00%               -4.6%
12/31/2014                     2.50                   0                   0               0.00%                8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.5%
    2016        1.7%
    2015        2.6%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2010 FUND M CLASS - 315792879

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,080,997  $      1,153,326           98,005
                                                      ================  ===============
Receivables: investments sold                    279
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,081,276
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      659,222         443,227  $          1.49
Band 100                                   422,054         274,124             1.54
Band 75                                         --              --             1.59
Band 50                                         --              --             1.65
Band 25                                         --              --             1.71
Band 0                                          --              --             1.77
                                    --------------  --------------
 Total                              $    1,081,276         717,351
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         17,095
Mortality & expense charges                                                           (14,159)
                                                                             -----------------
Net investment income (loss)                                                            2,936
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,143
Realized gain distributions                                                            76,946
Net change in unrealized appreciation (depreciation)                                 (143,965)
                                                                             -----------------
Net gain (loss)                                                                       (59,876)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (56,940)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,936   $           (414)
Net realized gain (loss)                                            7,143             28,401
Realized gain distributions                                        76,946             63,383
Net change in unrealized appreciation (depreciation)             (143,965)            41,255
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (56,940)           132,625
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          165,716            107,907
Cost of units redeemed                                           (247,304)          (485,782)
Account charges                                                      (402)              (760)
                                                         -----------------  -----------------
Increase (decrease)                                               (81,990)          (378,635)
                                                         -----------------  -----------------
Net increase (decrease)                                          (138,930)          (246,010)
Net assets, beginning                                           1,220,206          1,466,216
                                                         -----------------  -----------------
Net assets, ending                                       $      1,081,276   $      1,220,206
                                                         =================  =================

Units sold                                                        117,306             71,705
Units redeemed                                                   (169,672)          (313,295)
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,366)          (241,590)
Units outstanding, beginning                                      769,717          1,011,307
                                                         -----------------  -----------------
Units outstanding, ending                                         717,351            769,717
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,003,184
Cost of units redeemed/account charges                                           (21,345,422)
Net investment income (loss)                                                         198,515
Net realized gain (loss)                                                           1,176,507
Realized gain distributions                                                        1,120,821
Net change in unrealized appreciation (depreciation)                                 (72,329)
                                                                            -----------------
Net assets                                                                  $      1,081,276
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                 443  $              659               1.25%               -4.9%
12/31/2017                     1.56                 452                 708               1.25%               10.2%
12/31/2016                     1.42                 598                 849               1.25%                4.6%
12/31/2015                     1.36               1,241               1,684               1.25%               -2.4%
12/31/2014                     1.39               1,658               2,305               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                 274  $              422               1.00%               -4.7%
12/31/2017                     1.62                 317                 512               1.00%               10.5%
12/31/2016                     1.46                 343                 501               1.00%                4.9%
12/31/2015                     1.39                 367                 512               1.00%               -2.1%
12/31/2014                     1.42                 404                 576               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.75%               -4.4%
12/31/2017                     1.67                   0                   0               0.75%               10.7%
12/31/2016                     1.51                   0                   0               0.75%                5.1%
12/31/2015                     1.43                   0                   0               0.75%               -1.9%
12/31/2014                     1.46                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.50%               -4.2%
12/31/2017                     1.72                   0                   0               0.50%               11.0%
12/31/2016                     1.55                   0                   0               0.50%                5.4%
12/31/2015                     1.47                   0                   0               0.50%               -1.6%
12/31/2014                     1.50                   0                   0               0.50%                3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.25%               -4.0%
12/31/2017                     1.78                   0                   0               0.25%               11.3%
12/31/2016                     1.60                   0                   0               0.25%                5.6%
12/31/2015                     1.51                   0                   0               0.25%               -1.4%
12/31/2014                     1.53                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.00%               -3.7%
12/31/2017                     1.84                   0                   0               0.00%               11.6%
12/31/2016                     1.65                  70                 116               0.00%                5.9%
12/31/2015                     1.55                 293                 456               0.00%               -1.1%
12/31/2014                     1.57                 275                 431               0.00%                4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.0%
    2016        1.0%
    2015        1.3%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2015 FUND M CLASS - 315792556

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,497,614  $     1,615,639          136,643
                                                       ===============  ===============
Receivables: investments sold                   1,388
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,499,002
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,251,125         816,441  $          1.53
Band 100                                   206,342         130,071             1.59
Band 75                                         --              --             1.64
Band 50                                     41,535          24,433             1.70
Band 25                                         --              --             1.76
Band 0                                          --              --             1.82
                                    --------------  --------------
 Total                              $    1,499,002         970,945
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         23,059
Mortality & expense charges                                                          (20,260)
                                                                            -----------------
Net investment income (loss)                                                           2,799
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,384
Realized gain distributions                                                          122,902
Net change in unrealized appreciation (depreciation)                                (235,656)
                                                                            -----------------
Net gain (loss)                                                                      (95,370)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (92,571)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,799   $         (2,459)
Net realized gain (loss)                                           17,384             86,357
Realized gain distributions                                       122,902            110,160
Net change in unrealized appreciation (depreciation)             (235,656)            69,626
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (92,571)           263,684
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          137,914            167,719
Cost of units redeemed                                           (353,410)        (1,314,144)
Account charges                                                      (913)            (1,466)
                                                         -----------------  -----------------
Increase (decrease)                                              (216,409)        (1,147,891)
                                                         -----------------  -----------------
Net increase (decrease)                                          (308,980)          (884,207)
Net assets, beginning                                           1,807,982          2,692,189
                                                         -----------------  -----------------
Net assets, ending                                       $      1,499,002   $      1,807,982
                                                         =================  =================

Units sold                                                         93,596            108,512
Units redeemed                                                   (225,548)          (800,739)
                                                         -----------------  -----------------
Net increase (decrease)                                          (131,952)          (692,227)
Units outstanding, beginning                                    1,102,897          1,795,124
                                                         -----------------  -----------------
Units outstanding, ending                                         970,945          1,102,897
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     31,607,741
Cost of units redeemed/account charges                                           (36,095,723)
Net investment income (loss)                                                         167,095
Net realized gain (loss)                                                           3,733,960
Realized gain distributions                                                        2,203,954
Net change in unrealized appreciation (depreciation)                                (118,025)
                                                                            -----------------
Net assets                                                                  $      1,499,002
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                 816  $            1,251               1.25%               -5.8%
12/31/2017                     1.63                 925               1,505               1.25%               12.0%
12/31/2016                     1.45               1,268               1,841               1.25%                5.0%
12/31/2015                     1.38               2,628               3,632               1.25%               -2.3%
12/31/2014                     1.42               4,322               6,117               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                 130  $              206               1.00%               -5.6%
12/31/2017                     1.68                 138                 232               1.00%               12.3%
12/31/2016                     1.50                 165                 247               1.00%                5.3%
12/31/2015                     1.42                 254                 361               1.00%               -2.1%
12/31/2014                     1.45                 320                 464               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.75%               -5.3%
12/31/2017                     1.73                   0                   0               0.75%               12.6%
12/31/2016                     1.54                   0                   0               0.75%                5.6%
12/31/2015                     1.46                   0                   0               0.75%               -1.9%
12/31/2014                     1.49                   0                   0               0.75%                3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                  24  $               42               0.50%               -5.1%
12/31/2017                     1.79                  40                  71               0.50%               12.9%
12/31/2016                     1.59                  52                  82               0.50%                5.8%
12/31/2015                     1.50                  69                 103               0.50%               -1.6%
12/31/2014                     1.52                  47                  72               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.25%               -4.8%
12/31/2017                     1.85                   0                   0               0.25%               13.2%
12/31/2016                     1.63                   0                   0               0.25%                6.1%
12/31/2015                     1.54                   0                   0               0.25%               -1.4%
12/31/2014                     1.56                   0                   0               0.25%                4.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.00%               -4.6%
12/31/2017                     1.91                   0                   0               0.00%               13.5%
12/31/2016                     1.68                 310                 522               0.00%                6.4%
12/31/2015                     1.58                 311                 491               0.00%               -1.1%
12/31/2014                     1.60                 672               1,076               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.9%
    2016        1.0%
    2015        1.1%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2020 FUND M CLASS - 315792820

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,867,041  $     7,142,880          573,208
                                                       ===============  ===============
Receivables: investments sold                   3,103
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,870,144
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,134,778       2,699,537  $          1.53
Band 100                                  2,081,198       1,312,613             1.59
Band 75                                          --              --             1.64
Band 50                                     654,168         385,007             1.70
Band 25                                          --              --             1.76
Band 0                                           --              --             1.82
                                    ---------------  --------------
 Total                              $     6,870,144       4,397,157
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        106,025
Mortality & expense charges                                                          (83,284)
                                                                            -----------------
Net investment income (loss)                                                          22,741
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              93,241
Realized gain distributions                                                          498,714
Net change in unrealized appreciation (depreciation)                              (1,084,293)
                                                                            -----------------
Net gain (loss)                                                                     (492,338)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (469,597)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,741   $         (6,525)
Net realized gain (loss)                                           93,241            327,947
Realized gain distributions                                       498,714            358,676
Net change in unrealized appreciation (depreciation)           (1,084,293)           361,718
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (469,597)         1,041,816
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          617,048          1,089,049
Cost of units redeemed                                         (1,144,162)        (3,202,033)
Account charges                                                    (1,093)            (1,375)
                                                         -----------------  -----------------
Increase (decrease)                                              (528,207)        (2,114,359)
                                                         -----------------  -----------------
Net increase (decrease)                                          (997,804)        (1,072,543)
Net assets, beginning                                           7,867,948          8,940,491
                                                         -----------------  -----------------
Net assets, ending                                       $      6,870,144   $      7,867,948
                                                         =================  =================

Units sold                                                        377,677            684,748
Units redeemed                                                   (695,209)        (2,054,403)
                                                         -----------------  -----------------
Net increase (decrease)                                          (317,532)        (1,369,655)
Units outstanding, beginning                                    4,714,689          6,084,344
                                                         -----------------  -----------------
Units outstanding, ending                                       4,397,157          4,714,689
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     41,645,013
Cost of units redeemed/account charges                                           (42,060,078)
Net investment income (loss)                                                         395,260
Net realized gain (loss)                                                           3,149,283
Realized gain distributions                                                        4,016,505
Net change in unrealized appreciation (depreciation)                                (275,839)
                                                                            -----------------
Net assets                                                                  $      6,870,144
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53               2,700  $            4,135               1.25%               -6.5%
12/31/2017                     1.64               2,749               4,502               1.25%               13.3%
12/31/2016                     1.45               3,986               5,762               1.25%                5.3%
12/31/2015                     1.37               5,968               8,190               1.25%               -2.4%
12/31/2014                     1.41               7,199              10,119               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59               1,313  $            2,081               1.00%               -6.2%
12/31/2017                     1.69               1,580               2,671               1.00%               13.6%
12/31/2016                     1.49               1,626               2,421               1.00%                5.6%
12/31/2015                     1.41               1,422               2,004               1.00%               -2.1%
12/31/2014                     1.44               1,418               2,042               1.00%                3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.75%               -6.0%
12/31/2017                     1.75                   0                   0               0.75%               13.8%
12/31/2016                     1.53                   0                   0               0.75%                5.9%
12/31/2015                     1.45                   0                   0               0.75%               -1.9%
12/31/2014                     1.48                   0                   0               0.75%                3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                 385  $              654               0.50%               -5.8%
12/31/2017                     1.80                 386                 696               0.50%               14.1%
12/31/2016                     1.58                 351                 554               0.50%                6.1%
12/31/2015                     1.49                 586                 873               0.50%               -1.6%
12/31/2014                     1.51                 570                 863               0.50%                4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.25%               -5.5%
12/31/2017                     1.86                   0                   0               0.25%               14.4%
12/31/2016                     1.63                   0                   0               0.25%                6.4%
12/31/2015                     1.53                   0                   0               0.25%               -1.4%
12/31/2014                     1.55                   0                   0               0.25%                4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.00%               -5.3%
12/31/2017                     1.92                   0                   0               0.00%               14.7%
12/31/2016                     1.68                 122                 204               0.00%                6.7%
12/31/2015                     1.57                 281                 441               0.00%               -1.2%
12/31/2014                     1.59                 429                 681               0.00%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.0%
    2016        1.1%
    2015        1.3%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2025 FUND M CLASS - 315792499

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,261,852  $     3,427,257          272,958
                                                       ===============  ===============
Receivables: investments sold                   3,469
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,265,321
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,707,255       1,700,222  $          1.59
Band 100                                    283,232         171,830             1.65
Band 75                                          --              --             1.71
Band 50                                     274,834         155,590             1.77
Band 25                                          --              --             1.83
Band 0                                           --              --             1.89
                                    ---------------  --------------
 Total                              $     3,265,321       2,027,642
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         50,337
Mortality & expense charges                                                          (43,335)
                                                                            -----------------
Net investment income (loss)                                                           7,002
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              85,322
Realized gain distributions                                                          241,210
Net change in unrealized appreciation (depreciation)                                (582,372)
                                                                            -----------------
Net gain (loss)                                                                     (255,840)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (248,838)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,002   $         (4,667)
Net realized gain (loss)                                           85,322            262,776
Realized gain distributions                                       241,210            183,293
Net change in unrealized appreciation (depreciation)             (582,372)           243,172
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (248,838)           684,574
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          338,012            537,171
Cost of units redeemed                                           (790,729)        (2,798,350)
Account charges                                                      (785)            (1,455)
                                                         -----------------  -----------------
Increase (decrease)                                              (453,502)        (2,262,634)
                                                         -----------------  -----------------
Net increase (decrease)                                          (702,340)        (1,578,060)
Net assets, beginning                                           3,967,661          5,545,721
                                                         -----------------  -----------------
Net assets, ending                                       $      3,265,321   $      3,967,661
                                                         =================  =================

Units sold                                                        279,486            336,814
Units redeemed                                                   (542,208)        (1,578,012)
                                                         -----------------  -----------------
Net increase (decrease)                                          (262,722)        (1,241,198)
Units outstanding, beginning                                    2,290,364          3,531,562
                                                         -----------------  -----------------
Units outstanding, ending                                       2,027,642          2,290,364
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     30,729,147
Cost of units redeemed/account charges                                           (33,678,342)
Net investment income (loss)                                                         202,513
Net realized gain (loss)                                                           3,466,678
Realized gain distributions                                                        2,710,730
Net change in unrealized appreciation (depreciation)                                (165,405)
                                                                            -----------------
Net assets                                                                  $      3,265,321
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59               1,700  $            2,707               1.25%               -7.1%
12/31/2017                     1.71               1,887               3,235               1.25%               14.5%
12/31/2016                     1.50               2,161               3,235               1.25%                5.5%
12/31/2015                     1.42               3,687               5,232               1.25%               -2.3%
12/31/2014                     1.45               4,654               6,762               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                 172  $              283               1.00%               -6.9%
12/31/2017                     1.77                 236                 418               1.00%               14.8%
12/31/2016                     1.54                 259                 399               1.00%                5.7%
12/31/2015                     1.46                 384                 560               1.00%               -2.1%
12/31/2014                     1.49                 531                 790               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%               -6.6%
12/31/2017                     1.83                   0                   0               0.75%               15.1%
12/31/2016                     1.59                   0                   0               0.75%                6.0%
12/31/2015                     1.50                   0                   0               0.75%               -1.8%
12/31/2014                     1.53                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                 156  $              275               0.50%               -6.4%
12/31/2017                     1.89                 167                 315               0.50%               15.4%
12/31/2016                     1.64                 168                 275               0.50%                6.3%
12/31/2015                     1.54                 209                 321               0.50%               -1.6%
12/31/2014                     1.56                 171                 267               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%               -6.2%
12/31/2017                     1.95                   0                   0               0.25%               15.7%
12/31/2016                     1.68                   0                   0               0.25%                6.5%
12/31/2015                     1.58                   0                   0               0.25%               -1.4%
12/31/2014                     1.60                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.00%               -5.9%
12/31/2017                     2.01                   0                   0               0.00%               16.0%
12/31/2016                     1.74                 943               1,637               0.00%                6.8%
12/31/2015                     1.62               1,106               1,798               0.00%               -1.1%
12/31/2014                     1.64               1,023               1,681               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.9%
    2016        1.0%
    2015        1.2%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2030 FUND M CLASS - 315792762

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,060,279  $     7,225,730          558,566
                                                       ===============  ===============
Receivables: investments sold                   5,583
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,065,862
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,567,212       3,493,878  $          1.59
Band 100                                  1,354,692         821,251             1.65
Band 75                                          --              --             1.71
Band 50                                     143,958          81,437             1.77
Band 25                                          --              --             1.83
Band 0                                           --              --             1.89
                                    ---------------  --------------
 Total                              $     7,065,862       4,396,566
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       111,296
Mortality & expense charges                                                         (87,481)
                                                                            ----------------
Net investment income (loss)                                                         23,815
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            104,666
Realized gain distributions                                                         572,928
Net change in unrealized appreciation (depreciation)                             (1,297,643)
                                                                            ----------------
Net gain (loss)                                                                    (620,049)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (596,234)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         23,815   $        (25,829)
Net realized gain (loss)                                          104,666            428,952
Realized gain distributions                                       572,928            345,826
Net change in unrealized appreciation (depreciation)           (1,297,643)           537,126
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (596,234)         1,286,075
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,086,113            803,320
Cost of units redeemed                                           (757,019)        (3,013,967)
Account charges                                                    (2,261)            (2,934)
                                                         -----------------  -----------------
Increase (decrease)                                               326,833         (2,213,581)
                                                         -----------------  -----------------
Net increase (decrease)                                          (269,401)          (927,506)
Net assets, beginning                                           7,335,263          8,262,769
                                                         -----------------  -----------------
Net assets, ending                                       $      7,065,862   $      7,335,263
                                                         =================  =================

Units sold                                                        636,344            493,483
Units redeemed                                                   (427,311)        (1,765,827)
                                                         -----------------  -----------------
Net increase (decrease)                                           209,033         (1,272,344)
Units outstanding, beginning                                    4,187,533          5,459,877
                                                         -----------------  -----------------
Units outstanding, ending                                       4,396,566          4,187,533
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     38,041,020
Cost of units redeemed/account charges                                           (38,089,045)
Net investment income (loss)                                                         208,802
Net realized gain (loss)                                                           3,151,150
Realized gain distributions                                                        3,919,386
Net change in unrealized appreciation (depreciation)                                (165,451)
                                                                            -----------------
Net assets                                                                  $      7,065,862
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59               3,494  $            5,567               1.25%               -8.2%
12/31/2017                     1.73               3,130               5,430               1.25%               17.2%
12/31/2016                     1.48               3,845               5,690               1.25%                6.1%
12/31/2015                     1.39               5,365               7,483               1.25%               -2.4%
12/31/2014                     1.43               6,665               9,522               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                 821  $            1,355               1.00%               -7.9%
12/31/2017                     1.79                 969               1,736               1.00%               17.5%
12/31/2016                     1.52                 980               1,494               1.00%                6.4%
12/31/2015                     1.43                 977               1,400               1.00%               -2.1%
12/31/2014                     1.46                 821               1,202               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%               -7.7%
12/31/2017                     1.85                   0                   0               0.75%               17.8%
12/31/2016                     1.57                   0                   0               0.75%                6.6%
12/31/2015                     1.47                   0                   0               0.75%               -1.9%
12/31/2014                     1.50                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                  81  $              144               0.50%               -7.5%
12/31/2017                     1.91                  88                 169               0.50%               18.1%
12/31/2016                     1.62                 102                 164               0.50%                6.9%
12/31/2015                     1.51                 114                 172               0.50%               -1.6%
12/31/2014                     1.54                  92                 141               0.50%                4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%               -7.2%
12/31/2017                     1.97                   0                   0               0.25%               18.4%
12/31/2016                     1.67                   0                   0               0.25%                7.2%
12/31/2015                     1.55                   0                   0               0.25%               -1.4%
12/31/2014                     1.58                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.00%               -7.0%
12/31/2017                     2.04                   0                   0               0.00%               18.7%
12/31/2016                     1.72                 533                 915               0.00%                7.4%
12/31/2015                     1.60                 985               1,574               0.00%               -1.1%
12/31/2014                     1.62               1,089               1,759               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        0.8%
    2016        1.0%
    2015        1.1%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2035 FUND M CLASS - 315792440

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,227,417  $     3,416,113          267,835
                                                       ===============  ===============
Receivables: investments sold                   4,456
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,231,873
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,917,046       1,787,884  $          1.63
Band 100                                    240,306         142,278             1.69
Band 75                                          --              --             1.75
Band 50                                      74,521          41,173             1.81
Band 25                                          --              --             1.87
Band 0                                           --              --             1.94
                                    ---------------  --------------
 Total                              $     3,231,873       1,971,335
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         48,743
Mortality & expense charges                                                          (41,912)
                                                                            -----------------
Net investment income (loss)                                                           6,831
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              93,894
Realized gain distributions                                                          292,397
Net change in unrealized appreciation (depreciation)                                (721,864)
                                                                            -----------------
Net gain (loss)                                                                     (335,573)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (328,742)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,831   $        (11,830)
Net realized gain (loss)                                           93,894            115,782
Realized gain distributions                                       292,397            151,946
Net change in unrealized appreciation (depreciation)             (721,864)           377,733
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (328,742)           633,631
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          601,756            558,554
Cost of units redeemed                                           (695,964)          (941,108)
Account charges                                                    (2,123)            (2,591)
                                                         -----------------  -----------------
Increase (decrease)                                               (96,331)          (385,145)
                                                         -----------------  -----------------
Net increase (decrease)                                          (425,073)           248,486
Net assets, beginning                                           3,656,946          3,408,460
                                                         -----------------  -----------------
Net assets, ending                                       $      3,231,873   $      3,656,946
                                                         =================  =================

Units sold                                                        338,233            338,732
Units redeemed                                                   (383,979)          (539,483)
                                                         -----------------  -----------------
Net increase (decrease)                                           (45,746)          (200,751)
Units outstanding, beginning                                    2,017,081          2,217,832
                                                         -----------------  -----------------
Units outstanding, ending                                       1,971,335          2,017,081
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,183,966
Cost of units redeemed/account charges                                           (21,574,525)
Net investment income (loss)                                                          63,300
Net realized gain (loss)                                                           2,570,123
Realized gain distributions                                                        2,177,705
Net change in unrealized appreciation (depreciation)                                (188,696)
                                                                            -----------------
Net assets                                                                  $      3,231,873
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63               1,788  $            2,917               1.25%               -9.4%
12/31/2017                     1.80               1,692               3,048               1.25%               19.4%
12/31/2016                     1.51               1,679               2,531               1.25%                6.5%
12/31/2015                     1.42               2,729               3,865               1.25%               -2.5%
12/31/2014                     1.45               3,337               4,847               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                 142  $              240               1.00%               -9.2%
12/31/2017                     1.86                 282                 525               1.00%               19.7%
12/31/2016                     1.55                 312                 484               1.00%                6.7%
12/31/2015                     1.46                 411                 597               1.00%               -2.2%
12/31/2014                     1.49                 435                 648               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.75%               -8.9%
12/31/2017                     1.92                   0                   0               0.75%               20.0%
12/31/2016                     1.60                   0                   0               0.75%                7.0%
12/31/2015                     1.50                   0                   0               0.75%               -2.0%
12/31/2014                     1.53                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                  41  $               75               0.50%               -8.7%
12/31/2017                     1.98                  42                  84               0.50%               20.3%
12/31/2016                     1.65                  43                  70               0.50%                7.3%
12/31/2015                     1.54                  32                  49               0.50%               -1.8%
12/31/2014                     1.56                  25                  40               0.50%                4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.25%               -8.5%
12/31/2017                     2.05                   0                   0               0.25%               20.6%
12/31/2016                     1.70                   0                   0               0.25%                7.5%
12/31/2015                     1.58                   0                   0               0.25%               -1.5%
12/31/2014                     1.60                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.00%               -8.3%
12/31/2017                     2.11                   0                   0               0.00%               20.9%
12/31/2016                     1.75                 185                 323               0.00%                7.8%
12/31/2015                     1.62                 429                 695               0.00%               -1.3%
12/31/2014                     1.64                 710               1,165               0.00%                5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.8%
    2016        0.8%
    2015        1.0%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2040 FUND M CLASS - 315792713

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,540,589  $      3,744,121          274,677
                                                      ================  ===============
Receivables: investments sold                 13,547
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,554,136
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,772,937       1,711,691  $          1.62
Band 100                                    693,115         413,297             1.68
Band 75                                          --              --             1.74
Band 50                                      88,084          49,013             1.80
Band 25                                          --              --             1.86
Band 0                                           --              --             1.93
                                    ---------------  --------------
 Total                              $     3,554,136       2,174,001
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         52,588
Mortality & expense charges                                                          (44,911)
                                                                            -----------------
Net investment income (loss)                                                           7,677
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              58,105
Realized gain distributions                                                          323,751
Net change in unrealized appreciation (depreciation)                                (762,236)
                                                                            -----------------
Net gain (loss)                                                                     (380,380)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (372,703)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,677   $        (15,148)
Net realized gain (loss)                                           58,105            304,702
Realized gain distributions                                       323,751            184,456
Net change in unrealized appreciation (depreciation)             (762,236)           346,646
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (372,703)           820,656
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          538,692            493,790
Cost of units redeemed                                           (413,079)        (2,456,094)
Account charges                                                    (3,585)            (3,426)
                                                         -----------------  -----------------
Increase (decrease)                                               122,028         (1,965,730)
                                                         -----------------  -----------------
Net increase (decrease)                                          (250,675)        (1,145,074)
Net assets, beginning                                           3,804,811          4,949,885
                                                         -----------------  -----------------
Net assets, ending                                       $      3,554,136   $      3,804,811
                                                         =================  =================

Units sold                                                        308,965            299,844
Units redeemed                                                   (233,231)        (1,353,974)
                                                         -----------------  -----------------
Net increase (decrease)                                            75,734         (1,054,130)
Units outstanding, beginning                                    2,098,267          3,152,397
                                                         -----------------  -----------------
Units outstanding, ending                                       2,174,001          2,098,267
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     29,736,366
Cost of units redeemed/account charges                                           (32,554,437)
Net investment income (loss)                                                         254,657
Net realized gain (loss)                                                           3,269,511
Realized gain distributions                                                        3,051,571
Net change in unrealized appreciation (depreciation)                                (203,532)
                                                                            -----------------
Net assets                                                                  $      3,554,136
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62               1,712  $            2,773               1.25%               -9.8%
12/31/2017                     1.80               1,624               2,918               1.25%               19.5%
12/31/2016                     1.50               1,910               2,870               1.25%                6.5%
12/31/2015                     1.41               2,883               4,068               1.25%               -2.5%
12/31/2014                     1.45               3,874               5,604               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                 413  $              693               1.00%               -9.6%
12/31/2017                     1.86                 414                 768               1.00%               19.8%
12/31/2016                     1.55                 413                 640               1.00%                6.8%
12/31/2015                     1.45                 475                 689               1.00%               -2.2%
12/31/2014                     1.48                 469                 695               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%               -9.4%
12/31/2017                     1.92                   0                   0               0.75%               20.1%
12/31/2016                     1.59                   0                   0               0.75%                7.1%
12/31/2015                     1.49                   0                   0               0.75%               -2.0%
12/31/2014                     1.52                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                  49  $               88               0.50%               -9.1%
12/31/2017                     1.98                  60                 119               0.50%               20.4%
12/31/2016                     1.64                  60                  99               0.50%                7.3%
12/31/2015                     1.53                  46                  70               0.50%               -1.7%
12/31/2014                     1.56                  14                  22               0.50%                4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.25%               -8.9%
12/31/2017                     2.04                   0                   0               0.25%               20.7%
12/31/2016                     1.69                   0                   0               0.25%                7.6%
12/31/2015                     1.57                   0                   0               0.25%               -1.5%
12/31/2014                     1.60                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -8.7%
12/31/2017                     2.11                   0                   0               0.00%               21.0%
12/31/2016                     1.74                 770               1,341               0.00%                7.9%
12/31/2015                     1.62                 894               1,445               0.00%               -1.2%
12/31/2014                     1.64               1,814               2,968               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.7%
    2016        0.9%
    2015        0.9%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2045 FUND M CLASS - 315792366

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,581,373  $     1,712,596          157,821
                                                       ===============  ===============
Receivables: investments sold                   4,016
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,585,389
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,338,745       1,055,434  $          1.27
Band 100                                    183,630         140,630             1.31
Band 75                                          --              --             1.34
Band 50                                      63,014          45,539             1.38
Band 25                                          --              --             1.42
Band 0                                           --              --             1.47
                                    ---------------  --------------
 Total                              $     1,585,389       1,241,603
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         23,835
Mortality & expense charges                                                          (20,087)
                                                                            -----------------
Net investment income (loss)                                                           3,748
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              28,510
Realized gain distributions                                                          141,280
Net change in unrealized appreciation (depreciation)                                (339,732)
                                                                            -----------------
Net gain (loss)                                                                     (169,942)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (166,194)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,748   $         (5,189)
Net realized gain (loss)                                           28,510            147,440
Realized gain distributions                                       141,280             75,870
Net change in unrealized appreciation (depreciation)             (339,732)           181,920
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (166,194)           400,041
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          320,509            352,723
Cost of units redeemed                                           (267,367)        (1,573,322)
Account charges                                                    (1,794)            (1,508)
                                                         -----------------  -----------------
Increase (decrease)                                                51,348         (1,222,107)
                                                         -----------------  -----------------
Net increase (decrease)                                          (114,846)          (822,066)
Net assets, beginning                                           1,700,235          2,522,301
                                                         -----------------  -----------------
Net assets, ending                                       $      1,585,389   $      1,700,235
                                                         =================  =================

Units sold                                                        230,609            273,441
Units redeemed                                                   (189,577)        (1,103,907)
                                                         -----------------  -----------------
Net increase (decrease)                                            41,032           (830,466)
Units outstanding, beginning                                    1,200,571          2,031,037
                                                         -----------------  -----------------
Units outstanding, ending                                       1,241,603          1,200,571
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,047,376
Cost of units redeemed/account charges                                           (11,060,067)
Net investment income (loss)                                                          70,406
Net realized gain (loss)                                                           1,498,253
Realized gain distributions                                                        1,160,644
Net change in unrealized appreciation (depreciation)                                (131,223)
                                                                            -----------------
Net assets                                                                  $      1,585,389
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27               1,055  $            1,339               1.25%               -9.8%
12/31/2017                     1.41                 977               1,374               1.25%               19.5%
12/31/2016                     1.18                 975               1,147               1.25%                6.5%
12/31/2015                     1.10               1,479               1,633               1.25%               -2.5%
12/31/2014                     1.13               2,155               2,441               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                 141  $              184               1.00%               -9.6%
12/31/2017                     1.44                 178                 257               1.00%               19.8%
12/31/2016                     1.20                 184                 222               1.00%                6.8%
12/31/2015                     1.13                 152                 171               1.00%               -2.3%
12/31/2014                     1.15                 139                 160               1.00%                4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.75%               -9.3%
12/31/2017                     1.48                   0                   0               0.75%               20.1%
12/31/2016                     1.23                   0                   0               0.75%                7.1%
12/31/2015                     1.15                   0                   0               0.75%               -2.1%
12/31/2014                     1.18                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                  46  $               63               0.50%               -9.1%
12/31/2017                     1.52                  46                  70               0.50%               20.4%
12/31/2016                     1.26                  46                  58               0.50%                7.3%
12/31/2015                     1.18                  47                  56               0.50%               -1.8%
12/31/2014                     1.20                  31                  37               0.50%                4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.25%               -8.9%
12/31/2017                     1.56                   0                   0               0.25%               20.7%
12/31/2016                     1.29                   0                   0               0.25%                7.6%
12/31/2015                     1.20                   0                   0               0.25%               -1.6%
12/31/2014                     1.22                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.00%               -8.7%
12/31/2017                     1.61                   0                   0               0.00%               21.0%
12/31/2016                     1.33                 826               1,096               0.00%                7.9%
12/31/2015                     1.23               1,259               1,548               0.00%               -1.3%
12/31/2014                     1.25               1,225               1,527               0.00%                5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        0.6%
    2016        0.9%
    2015        1.0%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2050 FUND M CLASS - 315792317

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,398,110  $     1,521,216          139,392
                                                       ===============  ===============
Receivables: investments sold                   6,139
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,404,249
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,137,794         908,265  $          1.25
Band 100                                    154,319         119,659             1.29
Band 75                                          --              --             1.33
Band 50                                     112,136          82,048             1.37
Band 25                                          --              --             1.41
Band 0                                           --              --             1.45
                                    ---------------  --------------
 Total                              $     1,404,249       1,109,972
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         20,685
Mortality & expense charges                                                          (16,899)
                                                                            -----------------
Net investment income (loss)                                                           3,786
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,583
Realized gain distributions                                                          121,749
Net change in unrealized appreciation (depreciation)                                (297,909)
                                                                            -----------------
Net gain (loss)                                                                     (149,577)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (145,791)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,786   $         (5,030)
Net realized gain (loss)                                           26,583            159,835
Realized gain distributions                                       121,749             64,174
Net change in unrealized appreciation (depreciation)             (297,909)           148,450
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (145,791)           367,429
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          356,982            351,939
Cost of units redeemed                                           (234,428)        (1,610,264)
Account charges                                                    (3,257)            (2,693)
                                                         -----------------  -----------------
Increase (decrease)                                               119,297         (1,261,018)
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,494)          (893,589)
Net assets, beginning                                           1,430,743          2,324,332
                                                         -----------------  -----------------
Net assets, ending                                       $      1,404,249   $      1,430,743
                                                         =================  =================

Units sold                                                        258,238            277,356
Units redeemed                                                   (166,391)        (1,145,622)
                                                         -----------------  -----------------
Net increase (decrease)                                            91,847           (868,266)
Units outstanding, beginning                                    1,018,125          1,886,391
                                                         -----------------  -----------------
Units outstanding, ending                                       1,109,972          1,018,125
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,657,000
Cost of units redeemed/account charges                                            (9,091,764)
Net investment income (loss)                                                          49,666
Net realized gain (loss)                                                           1,023,772
Realized gain distributions                                                          888,681
Net change in unrealized appreciation (depreciation)                                (123,106)
                                                                            -----------------
Net assets                                                                  $      1,404,249
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                 908  $            1,138               1.25%               -9.8%
12/31/2017                     1.39                 787               1,094               1.25%               19.5%
12/31/2016                     1.16                 852                 990               1.25%                6.5%
12/31/2015                     1.09               1,247               1,361               1.25%               -2.5%
12/31/2014                     1.12               1,950               2,183               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                 120  $              154               1.00%               -9.6%
12/31/2017                     1.43                 132                 189               1.00%               19.8%
12/31/2016                     1.19                 132                 157               1.00%                6.8%
12/31/2015                     1.12                  91                 102               1.00%               -2.3%
12/31/2014                     1.14                  63                  72               1.00%                4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%               -9.4%
12/31/2017                     1.46                   0                   0               0.75%               20.1%
12/31/2016                     1.22                   0                   0               0.75%                7.1%
12/31/2015                     1.14                   0                   0               0.75%               -2.0%
12/31/2014                     1.16                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                  82  $              112               0.50%               -9.1%
12/31/2017                     1.50                  98                 148               0.50%               20.4%
12/31/2016                     1.25                 105                 131               0.50%                7.3%
12/31/2015                     1.16                  50                  59               0.50%               -1.8%
12/31/2014                     1.19                  28                  34               0.50%                4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%               -8.9%
12/31/2017                     1.54                   0                   0               0.25%               20.7%
12/31/2016                     1.28                   0                   0               0.25%                7.6%
12/31/2015                     1.19                   0                   0               0.25%               -1.5%
12/31/2014                     1.21                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.00%               -8.7%
12/31/2017                     1.59                   0                   0               0.00%               21.0%
12/31/2016                     1.31                 798               1,046               0.00%                7.9%
12/31/2015                     1.22               1,095               1,330               0.00%               -1.3%
12/31/2014                     1.23                 973               1,198               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        0.6%
    2016        0.9%
    2015        1.0%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2055 FUND M CLASS - 315793794

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,021,124  $     1,123,884           91,498
                                                       ===============  ===============
Receivables: investments sold                   5,931
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,027,055
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      972,929         603,946  $          1.61
Band 100                                    26,180          15,962             1.64
Band 75                                         --              --             1.67
Band 50                                     27,946          16,436             1.70
Band 25                                         --              --             1.73
Band 0                                          --              --             1.76
                                    --------------  --------------
 Total                              $    1,027,055         636,344
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         15,175
Mortality & expense charges                                                          (11,568)
                                                                            -----------------
Net investment income (loss)                                                           3,607
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,490
Realized gain distributions                                                           71,263
Net change in unrealized appreciation (depreciation)                                (199,128)
                                                                            -----------------
Net gain (loss)                                                                     (109,375)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (105,768)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,607   $         (2,503)
Net realized gain (loss)                                           18,490             34,621
Realized gain distributions                                        71,263             19,818
Net change in unrealized appreciation (depreciation)             (199,128)            88,826
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (105,768)           140,762
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          457,514            349,611
Cost of units redeemed                                           (160,167)          (340,617)
Account charges                                                    (1,871)            (1,879)
                                                         -----------------  -----------------
Increase (decrease)                                               295,476              7,115
                                                         -----------------  -----------------
Net increase (decrease)                                           189,708            147,877
Net assets, beginning                                             837,347            689,470
                                                         -----------------  -----------------
Net assets, ending                                       $      1,027,055   $        837,347
                                                         =================  =================

Units sold                                                        258,225            213,288
Units redeemed                                                    (89,388)          (202,274)
                                                         -----------------  -----------------
Net increase (decrease)                                           168,837             11,014
Units outstanding, beginning                                      467,507            456,493
                                                         -----------------  -----------------
Units outstanding, ending                                         636,344            467,507
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,111,156
Cost of units redeemed/account charges                                            (1,182,482)
Net investment income (loss)                                                           4,970
Net realized gain (loss)                                                              57,793
Realized gain distributions                                                          138,378
Net change in unrealized appreciation (depreciation)                                (102,760)
                                                                            -----------------
Net assets                                                                  $      1,027,055
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                 604  $              973               1.25%               -9.9%
12/31/2017                     1.79                 435                 777               1.25%               19.5%
12/31/2016                     1.50                 368                 550               1.25%                6.5%
12/31/2015                     1.40                 288                 404               1.25%               -2.5%
12/31/2014                     1.44                 235                 338               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                  16  $               26               1.00%               -9.6%
12/31/2017                     1.81                  16                  29               1.00%               19.8%
12/31/2016                     1.51                  16                  24               1.00%                6.8%
12/31/2015                     1.42                  17                  24               1.00%               -2.2%
12/31/2014                     1.45                  21                  31               1.00%                4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%               -9.4%
12/31/2017                     1.84                   0                   0               0.75%               20.1%
12/31/2016                     1.53                   0                   0               0.75%                7.0%
12/31/2015                     1.43                   0                   0               0.75%               -2.0%
12/31/2014                     1.46                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                  16  $               28               0.50%               -9.2%
12/31/2017                     1.87                  17                  31               0.50%               20.4%
12/31/2016                     1.55                  17                  26               0.50%                7.3%
12/31/2015                     1.45                  13                  18               0.50%               -1.8%
12/31/2014                     1.47                  12                  18               0.50%                4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.25%               -8.9%
12/31/2017                     1.90                   0                   0               0.25%               20.7%
12/31/2016                     1.57                   0                   0               0.25%                7.6%
12/31/2015                     1.46                   0                   0               0.25%               -1.5%
12/31/2014                     1.49                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.00%               -8.7%
12/31/2017                     1.93                   0                   0               0.00%               21.0%
12/31/2016                     1.60                  56                  89               0.00%                7.8%
12/31/2015                     1.48                  71                 105               0.00%               -1.3%
12/31/2014                     1.50                  36                  54               0.00%                5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        0.9%
    2016        1.2%
    2015        1.2%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR FREEDOM INCOME FUND M CLASS - 315792507

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       254,124  $       267,336            24,648
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       254,126
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       175,050         133,684  $         1.31
Band 100                                    79,076          58,339            1.36
Band 75                                         --              --            1.40
Band 50                                         --              --            1.45
Band 25                                         --              --            1.50
Band 0                                          --              --            1.56
                                   ---------------  --------------
 Total                             $       254,126         192,023
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           3,906
Mortality & expense charges                                                              (3,176)
                                                                              ------------------
Net investment income (loss)                                                                730
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (95)
Realized gain distributions                                                               9,358
Net change in unrealized appreciation (depreciation)                                    (19,112)
                                                                              ------------------
Net gain (loss)                                                                          (9,849)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (9,119)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            730   $            (21)
Net realized gain (loss)                                               (95)               501
Realized gain distributions                                          9,358              6,716
Net change in unrealized appreciation (depreciation)               (19,112)            10,222
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (9,119)            17,418
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,879             24,199
Cost of units redeemed                                             (27,136)           (24,113)
Account charges                                                       (198)              (166)
                                                          -----------------  -----------------
Increase (decrease)                                                (23,455)               (80)
                                                          -----------------  -----------------
Net increase (decrease)                                            (32,574)            17,338
Net assets, beginning                                              286,700            269,362
                                                          -----------------  -----------------
Net assets, ending                                        $        254,126   $        286,700
                                                          =================  =================

Units sold                                                           3,213             18,235
Units redeemed                                                     (20,271)           (17,545)
                                                          -----------------  -----------------
Net increase (decrease)                                            (17,058)               690
Units outstanding, beginning                                       209,081            208,391
                                                          -----------------  -----------------
Units outstanding, ending                                          192,023            209,081
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,019,167
Cost of units redeemed/account charges                                           (3,023,717)
Net investment income (loss)                                                         14,765
Net realized gain (loss)                                                            134,206
Realized gain distributions                                                         122,917
Net change in unrealized appreciation (depreciation)                                (13,212)
                                                                            ----------------
Net assets                                                                  $       254,126
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                 134  $              175               1.25%               -3.4%
12/31/2017                     1.36                 136                 184               1.25%                6.2%
12/31/2016                     1.28                 136                 173               1.25%                3.3%
12/31/2015                     1.24                 210                 260               1.25%               -2.3%
12/31/2014                     1.26                 285                 360               1.25%                1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                  58  $               79               1.00%               -3.2%
12/31/2017                     1.40                  74                 103               1.00%                6.5%
12/31/2016                     1.31                  69                  91               1.00%                3.6%
12/31/2015                     1.27                 105                 133               1.00%               -2.0%
12/31/2014                     1.30                 108                 140               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%               -2.9%
12/31/2017                     1.45                   0                   0               0.75%                6.7%
12/31/2016                     1.35                   0                   0               0.75%                3.8%
12/31/2015                     1.30                   0                   0               0.75%               -1.8%
12/31/2014                     1.33                   0                   0               0.75%                2.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.50%               -2.7%
12/31/2017                     1.49                   0                   0               0.50%                7.0%
12/31/2016                     1.39                   0                   0               0.50%                4.1%
12/31/2015                     1.34                   0                   0               0.50%               -1.5%
12/31/2014                     1.36                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.25%               -2.4%
12/31/2017                     1.54                   0                   0               0.25%                7.3%
12/31/2016                     1.44                   0                   0               0.25%                4.3%
12/31/2015                     1.38                   0                   0               0.25%               -1.3%
12/31/2014                     1.40                   0                   0               0.25%                3.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.00%               -2.2%
12/31/2017                     1.59                   0                   0               0.00%                7.5%
12/31/2016                     1.48                   3                   5               0.00%                4.6%
12/31/2015                     1.41                   1                   1               0.00%               -1.0%
12/31/2014                     1.43                   0                   0               0.00%                3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.2%
    2016        1.0%
    2015        1.3%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR GROWTH & INCOME FUND M CLASS - 315805820

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        245,430  $       297,273           10,976
                                                       ===============  ===============
Receivables: investments sold                      30
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        245,460
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       214,772          92,242  $         2.33
Band 100                                    30,688          12,687            2.42
Band 75                                         --              --            2.51
Band 50                                         --              --            2.61
Band 25                                         --              --            2.71
Band 0                                          --              --            2.86
                                   ---------------  --------------
 Total                             $       245,460         104,929
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,757
Mortality & expense charges                                                            (2,825)
                                                                             -----------------
Net investment income (loss)                                                              932
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,058
Realized gain distributions                                                            27,428
Net change in unrealized appreciation (depreciation)                                  (58,584)
                                                                             -----------------
Net gain (loss)                                                                       (30,098)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (29,166)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            932   $         (2,267)
Net realized gain (loss)                                            1,058             28,954
Realized gain distributions                                        27,428             15,156
Net change in unrealized appreciation (depreciation)              (58,584)            (4,400)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (29,166)            37,443
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           91,546            139,312
Cost of units redeemed                                            (24,026)          (281,287)
Account charges                                                      (455)              (976)
                                                         -----------------  -----------------
Increase (decrease)                                                67,065           (142,951)
                                                         -----------------  -----------------
Net increase (decrease)                                            37,899           (105,508)
Net assets, beginning                                             207,561            313,069
                                                         -----------------  -----------------
Net assets, ending                                       $        245,460   $        207,561
                                                         =================  =================

Units sold                                                         35,264             63,610
Units redeemed                                                     (9,464)          (121,857)
                                                         -----------------  -----------------
Net increase (decrease)                                            25,800            (58,247)
Units outstanding, beginning                                       79,129            137,376
                                                         -----------------  -----------------
Units outstanding, ending                                         104,929             79,129
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,058,007
Cost of units redeemed/account charges                                              (942,898)
Net investment income (loss)                                                          (5,468)
Net realized gain (loss)                                                              94,029
Realized gain distributions                                                           93,633
Net change in unrealized appreciation (depreciation)                                 (51,843)
                                                                            -----------------
Net assets                                                                  $        245,460
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                  92  $              215               1.25%              -10.8%
12/31/2017                     2.61                  68                 179               1.25%               14.8%
12/31/2016                     2.27                 128                 292               1.25%               13.9%
12/31/2015                     2.00                 136                 272               1.25%               -4.1%
12/31/2014                     2.08                 164                 341               1.25%                8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.42                  13  $               31               1.00%              -10.6%
12/31/2017                     2.70                  11                  29               1.00%               15.1%
12/31/2016                     2.35                   9                  21               1.00%               14.2%
12/31/2015                     2.06                  11                  22               1.00%               -3.8%
12/31/2014                     2.14                   9                  18               1.00%                8.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                   0  $                0               0.75%              -10.4%
12/31/2017                     2.80                   0                   0               0.75%               15.4%
12/31/2016                     2.43                   0                   0               0.75%               14.5%
12/31/2015                     2.12                   0                   0               0.75%               -3.6%
12/31/2014                     2.20                   0                   0               0.75%                8.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.50%              -10.1%
12/31/2017                     2.90                   0                   0               0.50%               15.7%
12/31/2016                     2.51                   0                   0               0.50%               14.8%
12/31/2015                     2.19                   0                   0               0.50%               -3.3%
12/31/2014                     2.26                   0                   0               0.50%                9.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                   0  $                0               0.25%               -9.9%
12/31/2017                     3.01                   0                   0               0.25%               15.9%
12/31/2016                     2.60                   0                   0               0.25%               15.1%
12/31/2015                     2.26                   0                   0               0.25%               -3.1%
12/31/2014                     2.33                   0                   0               0.25%                9.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.86                   0  $                0               0.00%               -9.7%
12/31/2017                     3.16                   0                   0               0.00%               16.2%
12/31/2016                     2.72                   0                   0               0.00%               15.4%
12/31/2015                     2.36                   0                   0               0.00%               -2.8%
12/31/2014                     2.43                   0                   0               0.00%                9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        0.7%
    2016        1.3%
    2015        1.1%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND M CLASS - 315807206

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       629,618   $       632,744            9,646
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (73)
                                     ----------------
Net assets                           $       629,545
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       438,838         143,412  $         3.06
Band 100                                   190,707          60,084            3.17
Band 75                                         --              --            3.29
Band 50                                         --              --            3.41
Band 25                                         --              --            3.54
Band 0                                          --              --            3.67
                                   ---------------  --------------
 Total                             $       629,545         203,496
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (6,066)
                                                                            -----------------
Net investment income (loss)                                                          (6,066)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,062
Realized gain distributions                                                           67,648
Net change in unrealized appreciation (depreciation)                                 (33,263)
                                                                            -----------------
Net gain (loss)                                                                       45,447
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         39,381
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,066)  $         (4,230)
Net realized gain (loss)                                           11,062              8,080
Realized gain distributions                                        67,648             26,479
Net change in unrealized appreciation (depreciation)              (33,263)            68,187
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  39,381             98,516
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          274,931            249,648
Cost of units redeemed                                            (68,375)          (320,098)
Account charges                                                       (92)               (92)
                                                         -----------------  -----------------
Increase (decrease)                                               206,464            (70,542)
                                                         -----------------  -----------------
Net increase (decrease)                                           245,845             27,974
Net assets, beginning                                             383,700            355,726
                                                         -----------------  -----------------
Net assets, ending                                       $        629,545   $        383,700
                                                         =================  =================

Units sold                                                         87,257            165,425
Units redeemed                                                    (23,474)          (199,100)
                                                         -----------------  -----------------
Net increase (decrease)                                            63,783            (33,675)
Units outstanding, beginning                                      139,713            173,388
                                                         -----------------  -----------------
Units outstanding, ending                                         203,496            139,713
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,687,624
Cost of units redeemed/account charges                                           (6,998,935)
Net investment income (loss)                                                       (179,736)
Net realized gain (loss)                                                            485,558
Realized gain distributions                                                         638,160
Net change in unrealized appreciation (depreciation)                                 (3,126)
                                                                            ----------------
Net assets                                                                  $       629,545
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.06                 143  $              439               1.25%               12.4%
12/31/2017                     2.72                 104                 285               1.25%               32.7%
12/31/2016                     2.05                 173                 356               1.25%               -1.5%
12/31/2015                     2.08               2,124               4,424               1.25%                3.3%
12/31/2014                     2.02               2,263               4,564               1.25%               10.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.17                  60  $              191               1.00%               12.7%
12/31/2017                     2.82                  35                  99               1.00%               33.0%
12/31/2016                     2.12                   0                   0               1.00%               -1.3%
12/31/2015                     2.14                   6                  13               1.00%                3.6%
12/31/2014                     2.07                  15                  31               1.00%               10.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.29                   0  $                0               0.75%               13.0%
12/31/2017                     2.91                   0                   0               0.75%               33.4%
12/31/2016                     2.19                   0                   0               0.75%               -1.0%
12/31/2015                     2.21                   0                   0               0.75%                3.8%
12/31/2014                     2.13                   0                   0               0.75%               10.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.41                   0  $                0               0.50%               13.2%
12/31/2017                     3.02                   0                   0               0.50%               33.7%
12/31/2016                     2.26                   0                   0               0.50%               -0.8%
12/31/2015                     2.27                   0                   0               0.50%                4.1%
12/31/2014                     2.18                   0                   0               0.50%               10.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.54                   0  $                0               0.25%               13.5%
12/31/2017                     3.12                   0                   0               0.25%               34.0%
12/31/2016                     2.33                   0                   0               0.25%               -0.5%
12/31/2015                     2.34                   0                   0               0.25%                4.3%
12/31/2014                     2.24                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.67                   0  $                0               0.00%               13.8%
12/31/2017                     3.23                   0                   0               0.00%               34.4%
12/31/2016                     2.40                   0                   0               0.00%               -0.3%
12/31/2015                     2.41                   0                   0               0.00%                4.6%
12/31/2014                     2.30                   0                   0               0.00%               11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR INTERNATIONAL CAPITAL APP FUND M CLASS - 315920827
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.85
Band 100                                        --              --            1.92
Band 75                                         --              --            1.99
Band 50                                         --              --            2.07
Band 25                                         --              --            2.14
Band 0                                          --              --            2.22
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $           1,621
Cost of units redeemed/account charges                                                 (1,918)
Net investment income (loss)                                                              (82)
Net realized gain (loss)                                                                 (492)
Realized gain distributions                                                               871
Net change in unrealized appreciation (depreciation)                                       --
                                                                            ------------------
Net assets                                                                  $              --
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               1.25%              -14.4%
12/31/2017                     2.16                   0                   0               1.25%               33.4%
12/31/2016                     1.62                   0                   0               1.25%               -4.9%
12/31/2015                     1.70                   0                   0               1.25%                1.2%
12/31/2014                     1.68                   0                   0               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               1.00%              -14.1%
12/31/2017                     2.24                   0                   0               1.00%               33.8%
12/31/2016                     1.67                   0                   0               1.00%               -4.7%
12/31/2015                     1.75                   0                   0               1.00%                1.5%
12/31/2014                     1.73                   0                   0               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.75%              -13.9%
12/31/2017                     2.31                   0                   0               0.75%               34.1%
12/31/2016                     1.73                   0                   0               0.75%               -4.4%
12/31/2015                     1.81                   0                   0               0.75%                1.7%
12/31/2014                     1.77                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               0.50%              -13.7%
12/31/2017                     2.39                   0                   0               0.50%               34.4%
12/31/2016                     1.78                   0                   0               0.50%               -4.2%
12/31/2015                     1.86                   0                   0               0.50%                2.0%
12/31/2014                     1.82                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.25%              -13.5%
12/31/2017                     2.48                   0                   0               0.25%               34.8%
12/31/2016                     1.84                   0                   0               0.25%               -4.0%
12/31/2015                     1.91                   0                   0               0.25%                2.2%
12/31/2014                     1.87                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.00%              -13.3%
12/31/2017                     2.56                   0                   0               0.00%               35.1%
12/31/2016                     1.90                   0                   0               0.00%               -3.7%
12/31/2015                     1.97                   0                   0               0.00%                2.5%
12/31/2014                     1.92                   0                   0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND M CLASS - 315805416

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,261,270   $     1,719,533           40,751
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,345)
                                     ----------------
Net assets                           $     1,258,925
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,144,653         706,668  $          1.62
Band 100                                   112,815          67,558             1.67
Band 75                                         --              --             1.72
Band 50                                      1,457             821             1.77
Band 25                                         --              --             1.83
Band 0                                          --              --             1.89
                                    --------------  --------------
 Total                              $    1,258,925         775,047
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (26,017)
                                                                            -----------------
Net investment income (loss)                                                         (26,017)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (178,800)
Realized gain distributions                                                          237,917
Net change in unrealized appreciation (depreciation)                                (329,600)
                                                                            -----------------
Net gain (loss)                                                                     (270,483)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (296,500)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (26,017)  $        (20,094)
Net realized gain (loss)                                         (178,800)           194,804
Realized gain distributions                                       237,917            645,217
Net change in unrealized appreciation (depreciation)             (329,600)          (379,787)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (296,500)           440,140
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          414,368            327,206
Cost of units redeemed                                         (1,561,038)        (1,507,942)
Account charges                                                      (857)            (1,656)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,147,527)        (1,182,392)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,444,027)          (742,252)
Net assets, beginning                                           2,702,952          3,445,204
                                                         -----------------  -----------------
Net assets, ending                                       $      1,258,925   $      2,702,952
                                                         =================  =================

Units sold                                                        209,546            177,547
Units redeemed                                                   (792,730)          (803,744)
                                                         -----------------  -----------------
Net increase (decrease)                                          (583,184)          (626,197)
Units outstanding, beginning                                    1,358,231          1,984,428
                                                         -----------------  -----------------
Units outstanding, ending                                         775,047          1,358,231
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     14,597,394
Cost of units redeemed/account charges                                           (16,784,406)
Net investment income (loss)                                                        (337,953)
Net realized gain (loss)                                                           2,785,935
Realized gain distributions                                                        1,456,218
Net change in unrealized appreciation (depreciation)                                (458,263)
                                                                            -----------------
Net assets                                                                  $      1,258,925
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                 707  $            1,145               1.25%              -17.3%
12/31/2017                     1.96               1,163               2,278               1.25%               15.6%
12/31/2016                     1.69               1,578               2,675               1.25%                7.5%
12/31/2015                     1.58               2,113               3,332               1.25%               -7.2%
12/31/2014                     1.70               2,779               4,722               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                  68  $              113               1.00%              -17.1%
12/31/2017                     2.01                  63                 126               1.00%               15.9%
12/31/2016                     1.74                  62                 107               1.00%                7.7%
12/31/2015                     1.61                  58                  94               1.00%               -6.9%
12/31/2014                     1.73                  54                  94               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%              -16.9%
12/31/2017                     2.07                   0                   0               0.75%               16.2%
12/31/2016                     1.78                   0                   0               0.75%                8.0%
12/31/2015                     1.65                   0                   0               0.75%               -6.7%
12/31/2014                     1.77                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   1  $                1               0.50%              -16.7%
12/31/2017                     2.13                   1                   2               0.50%               16.4%
12/31/2016                     1.83                   1                   2               0.50%                8.3%
12/31/2015                     1.69                   1                   2               0.50%               -6.5%
12/31/2014                     1.81                   1                   2               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%              -16.5%
12/31/2017                     2.19                   0                   0               0.25%               16.7%
12/31/2016                     1.88                   0                   0               0.25%                8.5%
12/31/2015                     1.73                   0                   0               0.25%               -6.2%
12/31/2014                     1.84                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.00%              -16.3%
12/31/2017                     2.25                 132                 297               0.00%               17.0%
12/31/2016                     1.93                 344                 661               0.00%                8.8%
12/31/2015                     1.77                 314                 555               0.00%               -6.0%
12/31/2014                     1.88                 322                 606               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.3%
    2016        0.4%
    2015        0.2%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND A CLASS - 315805424

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        448,866  $       620,669           13,948
                                                       ===============  ===============
Receivables: investments sold                   2,220
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        451,086
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       451,086         270,761  $         1.67
Band 100                                        --              --            1.72
Band 75                                         --              --            1.77
Band 50                                         --              --            1.83
Band 25                                         --              --            1.88
Band 0                                          --              --            1.94
                                   ---------------  --------------
 Total                             $       451,086         270,761
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (11,878)
                                                                            -----------------
Net investment income (loss)                                                         (11,878)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (143,588)
Realized gain distributions                                                           94,185
Net change in unrealized appreciation (depreciation)                                 (55,162)
                                                                            -----------------
Net gain (loss)                                                                     (104,565)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (116,443)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,878)  $         (9,910)
Net realized gain (loss)                                         (143,588)           (29,421)
Realized gain distributions                                        94,185            291,327
Net change in unrealized appreciation (depreciation)              (55,162)           (73,589)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (116,443)           178,407
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          271,027            216,168
Cost of units redeemed                                           (775,639)          (653,161)
Account charges                                                      (616)              (633)
                                                         -----------------  -----------------
Increase (decrease)                                              (505,228)          (437,626)
                                                         -----------------  -----------------
Net increase (decrease)                                          (621,671)          (259,219)
Net assets, beginning                                           1,072,757          1,331,976
                                                         -----------------  -----------------
Net assets, ending                                       $        451,086   $      1,072,757
                                                         =================  =================

Units sold                                                        131,711            125,566
Units redeemed                                                   (394,673)          (359,701)
                                                         -----------------  -----------------
Net increase (decrease)                                          (262,962)          (234,135)
Units outstanding, beginning                                      533,723            767,858
                                                         -----------------  -----------------
Units outstanding, ending                                         270,761            533,723
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,180,561
Cost of units redeemed/account charges                                           (9,647,091)
Net investment income (loss)                                                       (163,238)
Net realized gain (loss)                                                            621,979
Realized gain distributions                                                         630,678
Net change in unrealized appreciation (depreciation)                               (171,803)
                                                                            ----------------
Net assets                                                                  $       451,086
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                 271  $              451               1.25%              -17.1%
12/31/2017                     2.01                 534               1,073               1.25%               15.9%
12/31/2016                     1.73                 768               1,332               1.25%                7.7%
12/31/2015                     1.61               1,246               2,007               1.25%               -6.9%
12/31/2014                     1.73               1,010               1,748               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               1.00%              -16.9%
12/31/2017                     2.07                   0                   0               1.00%               16.2%
12/31/2016                     1.78                   0                   0               1.00%                8.0%
12/31/2015                     1.65                   0                   0               1.00%               -6.7%
12/31/2014                     1.77                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.75%              -16.7%
12/31/2017                     2.13                   0                   0               0.75%               16.4%
12/31/2016                     1.83                   0                   0               0.75%                8.2%
12/31/2015                     1.69                   0                   0               0.75%               -6.5%
12/31/2014                     1.80                   0                   0               0.75%                4.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.50%              -16.5%
12/31/2017                     2.19                   0                   0               0.50%               16.7%
12/31/2016                     1.87                   0                   0               0.50%                8.5%
12/31/2015                     1.73                   0                   0               0.50%               -6.2%
12/31/2014                     1.84                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.25%              -16.3%
12/31/2017                     2.25                   0                   0               0.25%               17.0%
12/31/2016                     1.92                   0                   0               0.25%                8.8%
12/31/2015                     1.77                   0                   0               0.25%               -6.0%
12/31/2014                     1.88                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.00%              -16.1%
12/31/2017                     2.31                   0                   0               0.00%               17.3%
12/31/2016                     1.97                   0                   0               0.00%                9.0%
12/31/2015                     1.81                   0                   0               0.00%               -5.8%
12/31/2014                     1.92                   0                   0               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.5%
    2016        0.5%
    2015        0.5%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR NEW INSIGHTS FUND A CLASS - 316071208

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       436,754   $       528,103           16,481
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,458)
                                     ----------------
Net assets                           $       435,296
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       435,296         187,753  $         2.32
Band 100                                        --              --            2.37
Band 75                                         --              --            2.42
Band 50                                         --              --            2.47
Band 25                                         --              --            2.53
Band 0                                          --              --            2.58
                                   ---------------  --------------
 Total                             $       435,296         187,753
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (66,077)
                                                                            -----------------
Net investment income (loss)                                                         (66,077)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,376,259
Realized gain distributions                                                          192,080
Net change in unrealized appreciation (depreciation)                                (871,336)
                                                                            -----------------
Net gain (loss)                                                                      697,003
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        630,926
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (66,077)  $        (72,255)
Net realized gain (loss)                                        1,376,259             39,804
Realized gain distributions                                       192,080            471,718
Net change in unrealized appreciation (depreciation)             (871,336)           905,205
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 630,926          1,344,472
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          689,116            996,742
Cost of units redeemed                                         (7,587,942)          (760,342)
Account charges                                                      (876)              (937)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,899,702)           235,463
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,268,776)         1,579,935
Net assets, beginning                                           6,704,072          5,124,137
                                                         -----------------  -----------------
Net assets, ending                                       $        435,296   $      6,704,072
                                                         =================  =================

Units sold                                                        266,733            447,010
Units redeemed                                                 (2,807,308)          (355,320)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,540,575)            91,690
Units outstanding, beginning                                    2,728,328          2,636,638
                                                         -----------------  -----------------
Units outstanding, ending                                         187,753          2,728,328
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,684,165
Cost of units redeemed/account charges                                           (14,625,222)
Net investment income (loss)                                                        (366,571)
Net realized gain (loss)                                                           2,028,319
Realized gain distributions                                                        1,805,954
Net change in unrealized appreciation (depreciation)                                 (91,349)
                                                                            -----------------
Net assets                                                                  $        435,296
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.32                 188  $              435               1.25%               -5.6%
12/31/2017                     2.46               2,728               6,704               1.25%               26.4%
12/31/2016                     1.94               2,637               5,124               1.25%                4.9%
12/31/2015                     1.85               2,784               5,156               1.25%                1.2%
12/31/2014                     1.83               2,118               3,877               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37                   0  $                0               1.00%               -5.4%
12/31/2017                     2.50                   0                   0               1.00%               26.8%
12/31/2016                     1.98                   0                   0               1.00%                5.2%
12/31/2015                     1.88                   0                   0               1.00%                1.4%
12/31/2014                     1.85                   0                   0               1.00%                8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.42                   0  $                0               0.75%               -5.2%
12/31/2017                     2.55                   0                   0               0.75%               27.1%
12/31/2016                     2.01                   0                   0               0.75%                5.5%
12/31/2015                     1.90                   0                   0               0.75%                1.7%
12/31/2014                     1.87                   0                   0               0.75%                8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47                   0  $                0               0.50%               -4.9%
12/31/2017                     2.60                   0                   0               0.50%               27.4%
12/31/2016                     2.04                   0                   0               0.50%                5.7%
12/31/2015                     1.93                   0                   0               0.50%                1.9%
12/31/2014                     1.89                   0                   0               0.50%                8.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53                   0  $                0               0.25%               -4.7%
12/31/2017                     2.65                   0                   0               0.25%               27.7%
12/31/2016                     2.08                   0                   0               0.25%                6.0%
12/31/2015                     1.96                   0                   0               0.25%                2.2%
12/31/2014                     1.92                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.58                   0  $                0               0.00%               -4.5%
12/31/2017                     2.70                   0                   0               0.00%               28.0%
12/31/2016                     2.11                   0                   0               0.00%                6.3%
12/31/2015                     1.99                   0                   0               0.00%                2.4%
12/31/2014                     1.94                   0                   0               0.00%                9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR NEW INSIGHTS FUND M CLASS - 316071307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,091,454  $     4,119,462          160,512
                                                       ===============  ===============
Receivables: investments sold                   1,140
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,092,594
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,456,743         925,251  $          2.66
Band 100                                  1,635,851         595,450             2.75
Band 75                                          --              --             2.84
Band 50                                          --              --             2.94
Band 25                                          --              --             3.04
Band 0                                           --              --             3.15
                                    ---------------  --------------
 Total                              $     4,092,594       1,520,701
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (57,007)
                                                                            ----------------
Net investment income (loss)                                                        (57,007)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            300,623
Realized gain distributions                                                         554,542
Net change in unrealized appreciation (depreciation)                             (1,003,980)
                                                                            ----------------
Net gain (loss)                                                                    (148,815)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (205,822)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (57,007)  $        (67,851)
Net realized gain (loss)                                          300,623            401,314
Realized gain distributions                                       554,542            416,264
Net change in unrealized appreciation (depreciation)           (1,003,980)           629,132
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (205,822)         1,378,859
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          298,021            397,352
Cost of units redeemed                                         (1,432,790)        (2,503,221)
Account charges                                                      (957)            (1,239)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,135,726)        (2,107,108)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,341,548)          (728,249)
Net assets, beginning                                           5,434,142          6,162,391
                                                         -----------------  -----------------
Net assets, ending                                       $      4,092,594   $      5,434,142
                                                         =================  =================

Units sold                                                        118,162            175,491
Units redeemed                                                   (500,754)        (1,001,012)
                                                         -----------------  -----------------
Net increase (decrease)                                          (382,592)          (825,521)
Units outstanding, beginning                                    1,903,293          2,728,814
                                                         -----------------  -----------------
Units outstanding, ending                                       1,520,701          1,903,293
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,411,753
Cost of units redeemed/account charges                                           (21,955,490)
Net investment income (loss)                                                        (743,809)
Net realized gain (loss)                                                           2,776,164
Realized gain distributions                                                        3,631,984
Net change in unrealized appreciation (depreciation)                                 (28,008)
                                                                            -----------------
Net assets                                                                  $      4,092,594
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                 925  $            2,457               1.25%               -5.9%
12/31/2017                     2.82               1,173               3,309               1.25%               26.1%
12/31/2016                     2.24               1,821               4,073               1.25%                4.7%
12/31/2015                     2.14               2,942               6,285               1.25%                0.9%
12/31/2014                     2.12               3,143               6,655               1.25%                7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                 595  $            1,636               1.00%               -5.6%
12/31/2017                     2.91                 730               2,125               1.00%               26.4%
12/31/2016                     2.30                 908               2,090               1.00%                5.0%
12/31/2015                     2.19                 940               2,062               1.00%                1.1%
12/31/2014                     2.17                 937               2,032               1.00%                7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.84                   0  $                0               0.75%               -5.4%
12/31/2017                     3.00                   0                   0               0.75%               26.7%
12/31/2016                     2.37                   0                   0               0.75%                5.2%
12/31/2015                     2.25                   0                   0               0.75%                1.4%
12/31/2014                     2.22                   0                   0               0.75%                8.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.94                   0  $                0               0.50%               -5.1%
12/31/2017                     3.10                   0                   0               0.50%               27.1%
12/31/2016                     2.44                   0                   0               0.50%                5.5%
12/31/2015                     2.31                   0                   0               0.50%                1.6%
12/31/2014                     2.28                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.04                   0  $                0               0.25%               -4.9%
12/31/2017                     3.20                   0                   0               0.25%               27.4%
12/31/2016                     2.51                   0                   0               0.25%                5.7%
12/31/2015                     2.38                   0                   0               0.25%                1.9%
12/31/2014                     2.33                   0                   0               0.25%                8.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.15                   0  $                0               0.00%               -4.7%
12/31/2017                     3.30                   0                   0               0.00%               27.7%
12/31/2016                     2.59                   0                   0               0.00%                6.0%
12/31/2015                     2.44                  60                 146               0.00%                2.1%
12/31/2014                     2.39                  52                 123               0.00%                9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR OVERSEAS FUND M CLASS - 315918102 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.61
Band 100                                        --              --            1.67
Band 75                                         --              --            1.73
Band 50                                         --              --            1.80
Band 25                                         --              --            1.87
Band 0                                          --              --            1.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         20,383
Cost of units redeemed/account charges                                                 (22,490)
Net investment income (loss)                                                              (921)
Net realized gain (loss)                                                                (3,258)
Realized gain distributions                                                              6,286
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.25%              -16.3%
12/31/2017                     1.93                   0                   0               1.25%               27.8%
12/31/2016                     1.51                   0                   0               1.25%               -7.0%
12/31/2015                     1.62                   0                   0               1.25%                2.1%
12/31/2014                     1.59                   0                   0               1.25%               -9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               1.00%              -16.1%
12/31/2017                     1.99                   0                   0               1.00%               28.1%
12/31/2016                     1.56                   0                   0               1.00%               -6.7%
12/31/2015                     1.67                   0                   0               1.00%                2.4%
12/31/2014                     1.63                   0                   0               1.00%               -9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.75%              -15.9%
12/31/2017                     2.06                   0                   0               0.75%               28.4%
12/31/2016                     1.61                   0                   0               0.75%               -6.5%
12/31/2015                     1.72                   0                   0               0.75%                2.6%
12/31/2014                     1.67                   0                   0               0.75%               -9.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.50%              -15.6%
12/31/2017                     2.13                   0                   0               0.50%               28.7%
12/31/2016                     1.66                   0                   0               0.50%               -6.3%
12/31/2015                     1.77                   0                   0               0.50%                2.9%
12/31/2014                     1.72                   0                   0               0.50%               -9.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.25%              -15.4%
12/31/2017                     2.21                   0                   0               0.25%               29.0%
12/31/2016                     1.71                   0                   0               0.25%               -6.0%
12/31/2015                     1.82                   0                   0               0.25%                3.1%
12/31/2014                     1.76                   0                   0               0.25%               -9.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.00%              -15.2%
12/31/2017                     2.28                   0                   0               0.00%               29.4%
12/31/2016                     1.77                   0                   0               0.00%               -5.8%
12/31/2015                     1.87                   0                   0               0.00%                3.4%
12/31/2014                     1.81                   0                   0               0.00%               -8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR REAL ESTATE FUND I CLASS - 315918292

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       887,565   $    1,008,360           45,633
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (33,297)
                                     ----------------
Net assets                           $       854,268
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       854,268         704,539  $         1.21
Band 100                                        --              --            1.23
Band 75                                         --              --            1.24
Band 50                                         --              --            1.26
Band 25                                         --              --            1.27
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       854,268         704,539
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         21,942
Mortality & expense charges                                                           (11,857)
                                                                             -----------------
Net investment income (loss)                                                           10,085
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,777)
Realized gain distributions                                                            31,684
Net change in unrealized appreciation (depreciation)                                 (102,323)
                                                                             -----------------
Net gain (loss)                                                                       (81,416)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (71,331)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,085   $          3,698
Net realized gain (loss)                                          (10,777)            14,578
Realized gain distributions                                        31,684             46,670
Net change in unrealized appreciation (depreciation)             (102,323)           (35,735)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (71,331)            29,211
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          174,926            314,042
Cost of units redeemed                                           (296,756)          (485,422)
Account charges                                                    (1,023)              (941)
                                                         -----------------  -----------------
Increase (decrease)                                              (122,853)          (172,321)
                                                         -----------------  -----------------
Net increase (decrease)                                          (194,184)          (143,110)
Net assets, beginning                                           1,048,452          1,191,562
                                                         -----------------  -----------------
Net assets, ending                                       $        854,268   $      1,048,452
                                                         =================  =================

Units sold                                                        141,305            247,944
Units redeemed                                                   (236,649)          (380,501)
                                                         -----------------  -----------------
Net increase (decrease)                                           (95,344)          (132,557)
Units outstanding, beginning                                      799,883            932,440
                                                         -----------------  -----------------
Units outstanding, ending                                         704,539            799,883
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,808,211
Cost of units redeemed/account charges                                             (1,005,157)
Net investment income (loss)                                                           23,958
Net realized gain (loss)                                                                4,775
Realized gain distributions                                                           143,276
Net change in unrealized appreciation (depreciation)                                 (120,795)
                                                                             -----------------
Net assets                                                                   $        854,268
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/14/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                 705  $              854               1.25%               -7.5%
12/31/2017                     1.31                 800               1,048               1.25%                2.6%
12/31/2016                     1.28                 932               1,192               1.25%                4.2%
12/31/2015                     1.23                 272                 333               1.25%                2.2%
12/31/2014                     1.20                  37                  44               1.25%               19.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               1.00%               -7.3%
12/31/2017                     1.32                   0                   0               1.00%                2.8%
12/31/2016                     1.29                   0                   0               1.00%                4.5%
12/31/2015                     1.23                   0                   0               1.00%                2.5%
12/31/2014                     1.20                   0                   0               1.00%               20.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -7.0%
12/31/2017                     1.34                   0                   0               0.75%                3.1%
12/31/2016                     1.30                   0                   0               0.75%                4.7%
12/31/2015                     1.24                   0                   0               0.75%                2.8%
12/31/2014                     1.20                   0                   0               0.75%               20.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.50%               -6.8%
12/31/2017                     1.35                   0                   0               0.50%                3.3%
12/31/2016                     1.31                   0                   0               0.50%                5.0%
12/31/2015                     1.24                   0                   0               0.50%                3.0%
12/31/2014                     1.21                   0                   0               0.50%               20.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -6.6%
12/31/2017                     1.36                   0                   0               0.25%                3.6%
12/31/2016                     1.31                   0                   0               0.25%                5.3%
12/31/2015                     1.25                   0                   0               0.25%                3.3%
12/31/2014                     1.21                   0                   0               0.25%               21.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.00%               -6.3%
12/31/2017                     1.38                   0                   0               0.00%                3.9%
12/31/2016                     1.32                   0                   0               0.00%                5.5%
12/31/2015                     1.25                   0                   0               0.00%                3.5%
12/31/2014                     1.21                   0                   0               0.00%               21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.5%
    2016        2.7%
    2015        2.3%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR REAL ESTATE FUND M CLASS - 315918318

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       31,894   $        36,701            1,658
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (199)
                                     ---------------
Net assets                           $       31,695
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       31,695          21,701  $          1.46
Band 100                                        --              --             1.49
Band 75                                         --              --             1.52
Band 50                                         --              --             1.55
Band 25                                         --              --             1.57
Band 0                                          --              --             1.60
                                    --------------  --------------
 Total                              $       31,695          21,701
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            613
Mortality & expense charges                                                               (373)
                                                                              -----------------
Net investment income (loss)                                                               240
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,214)
Realized gain distributions                                                              1,146
Net change in unrealized appreciation (depreciation)                                    (2,522)
                                                                              -----------------
Net gain (loss)                                                                         (4,590)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,350)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            240   $         (2,165)
Net realized gain (loss)                                            (3,214)             1,487
Realized gain distributions                                          1,146              2,826
Net change in unrealized appreciation (depreciation)                (2,522)             5,565
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (4,350)             7,713
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             9,636             58,252
Cost of units redeemed                                             (34,207)          (422,747)
Account charges                                                        (82)              (453)
                                                          -----------------  -----------------
Increase (decrease)                                                (24,653)          (364,948)
                                                          -----------------  -----------------
Net increase (decrease)                                            (29,003)          (357,235)
Net assets, beginning                                               60,698            417,933
                                                          -----------------  -----------------
Net assets, ending                                        $         31,695   $         60,698
                                                          =================  =================

Units sold                                                           6,254             37,359
Units redeemed                                                     (22,775)          (267,751)
                                                          -----------------  -----------------
Net increase (decrease)                                            (16,521)          (230,392)
Units outstanding, beginning                                        38,222            268,614
                                                          -----------------  -----------------
Units outstanding, ending                                           21,701             38,222
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        830,689
Cost of units redeemed/account charges                                              (910,759)
Net investment income (loss)                                                          (2,058)
Net realized gain (loss)                                                              59,140
Realized gain distributions                                                           59,490
Net change in unrealized appreciation (depreciation)                                  (4,807)
                                                                            -----------------
Net assets                                                                  $         31,695
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                  22  $               32               1.25%               -8.0%
12/31/2017                     1.59                  38                  61               1.25%                2.1%
12/31/2016                     1.56                 269                 418               1.25%                3.7%
12/31/2015                     1.50                 258                 388               1.25%                1.8%
12/31/2014                     1.47                 240                 354               1.25%               27.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               1.00%               -7.8%
12/31/2017                     1.61                   0                   0               1.00%                2.3%
12/31/2016                     1.58                   0                   0               1.00%                4.0%
12/31/2015                     1.52                   0                   0               1.00%                2.0%
12/31/2014                     1.49                   0                   0               1.00%               27.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.75%               -7.6%
12/31/2017                     1.64                   0                   0               0.75%                2.6%
12/31/2016                     1.60                   0                   0               0.75%                4.2%
12/31/2015                     1.53                   0                   0               0.75%                2.3%
12/31/2014                     1.50                   0                   0               0.75%               28.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               0.50%               -7.3%
12/31/2017                     1.67                   0                   0               0.50%                2.8%
12/31/2016                     1.62                   0                   0               0.50%                4.5%
12/31/2015                     1.55                   0                   0               0.50%                2.5%
12/31/2014                     1.51                   0                   0               0.50%               28.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.25%               -7.1%
12/31/2017                     1.69                   0                   0               0.25%                3.1%
12/31/2016                     1.64                   0                   0               0.25%                4.8%
12/31/2015                     1.57                   0                   0               0.25%                2.8%
12/31/2014                     1.53                   0                   0               0.25%               28.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.00%               -6.9%
12/31/2017                     1.72                   0                   0               0.00%                3.3%
12/31/2016                     1.67                   0                   0               0.00%                5.0%
12/31/2015                     1.59                   0                   0               0.00%                3.0%
12/31/2014                     1.54                   0                   0               0.00%               29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.6%
    2016        1.4%
    2015        1.1%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR REAL ESTATE FUND A CLASS - 315918342

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      607,726   $       691,586           31,570
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (835)
                                     ---------------
Net assets                           $      606,891
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       606,891         408,478  $         1.49
Band 100                                        --              --            1.51
Band 75                                         --              --            1.54
Band 50                                         --              --            1.57
Band 25                                         --              --            1.60
Band 0                                          --              --            1.63
                                   ---------------  --------------
 Total                             $       606,891         408,478
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         14,095
Mortality & expense charges                                                            (8,665)
                                                                             -----------------
Net investment income (loss)                                                            5,430
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,779)
Realized gain distributions                                                            21,852
Net change in unrealized appreciation (depreciation)                                  (64,699)
                                                                             -----------------
Net gain (loss)                                                                       (55,626)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (50,196)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,430   $         (9,020)
Net realized gain (loss)                                          (12,779)            46,153
Realized gain distributions                                        21,852             34,399
Net change in unrealized appreciation (depreciation)              (64,699)           (28,542)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (50,196)            42,990
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          158,610            415,840
Cost of units redeemed                                           (225,036)        (3,019,944)
Account charges                                                      (472)            (1,929)
                                                         -----------------  -----------------
Increase (decrease)                                               (66,898)        (2,606,033)
                                                         -----------------  -----------------
Net increase (decrease)                                          (117,094)        (2,563,043)
Net assets, beginning                                             723,985          3,287,028
                                                         -----------------  -----------------
Net assets, ending                                       $        606,891   $        723,985
                                                         =================  =================

Units sold                                                        103,791            264,094
Units redeemed                                                   (144,481)        (1,901,066)
                                                         -----------------  -----------------
Net increase (decrease)                                           (40,690)        (1,636,972)
Units outstanding, beginning                                      449,168          2,086,140
                                                         -----------------  -----------------
Units outstanding, ending                                         408,478            449,168
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,968,853
Cost of units redeemed/account charges                                           (5,975,851)
Net investment income (loss)                                                         22,214
Net realized gain (loss)                                                            159,376
Realized gain distributions                                                         516,159
Net change in unrealized appreciation (depreciation)                                (83,860)
                                                                            ----------------
Net assets                                                                  $       606,891
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                 408  $              607               1.25%               -7.8%
12/31/2017                     1.61                 449                 724               1.25%                2.3%
12/31/2016                     1.58               2,086               3,287               1.25%                4.0%
12/31/2015                     1.52               2,173               3,293               1.25%                2.0%
12/31/2014                     1.49               2,005               2,979               1.25%               27.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               1.00%               -7.6%
12/31/2017                     1.64                   0                   0               1.00%                2.6%
12/31/2016                     1.60                   0                   0               1.00%                4.2%
12/31/2015                     1.53                   0                   0               1.00%                2.3%
12/31/2014                     1.50                   0                   0               1.00%               28.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.75%               -7.4%
12/31/2017                     1.67                   0                   0               0.75%                2.8%
12/31/2016                     1.62                   0                   0               0.75%                4.5%
12/31/2015                     1.55                   0                   0               0.75%                2.5%
12/31/2014                     1.51                   0                   0               0.75%               28.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.50%               -7.1%
12/31/2017                     1.69                   0                   0               0.50%                3.1%
12/31/2016                     1.64                   0                   0               0.50%                4.7%
12/31/2015                     1.57                   0                   0               0.50%                2.8%
12/31/2014                     1.53                   0                   0               0.50%               28.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.25%               -6.9%
12/31/2017                     1.72                   0                   0               0.25%                3.3%
12/31/2016                     1.67                   0                   0               0.25%                5.0%
12/31/2015                     1.59                   0                   0               0.25%                3.0%
12/31/2014                     1.54                   0                   0               0.25%               29.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.00%               -6.7%
12/31/2017                     1.75                   0                   0               0.00%                3.6%
12/31/2016                     1.69                   0                   0               0.00%                5.3%
12/31/2015                     1.60                   0                   0               0.00%                3.3%
12/31/2014                     1.55                   0                   0               0.00%               29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        0.7%
    2016        1.6%
    2015        1.4%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR SMALL CAP FUND A CLASS - 315805697

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         8,794  $        12,308               471
                                                       ===============   ===============
Receivables: investments sold                       6
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         8,800
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         8,800            6,641  $         1.33
Band 100                                         --               --            1.35
Band 75                                          --               --            1.38
Band 50                                          --               --            1.40
Band 25                                          --               --            1.43
Band 0                                           --               --            1.46
                                    ---------------  ---------------
 Total                              $         8,800            6,641
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                 (133)
                                                                               ------------------
Net investment income (loss)                                                                (133)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (6)
Realized gain distributions                                                                1,117
Net change in unrealized appreciation (depreciation)                                      (2,904)
                                                                               ------------------
Net gain (loss)                                                                           (1,793)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (1,926)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (133)  $             (52)
Net realized gain (loss)                                                 (6)                 60
Realized gain distributions                                           1,117               1,309
Net change in unrealized appreciation (depreciation)                 (2,904)               (640)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                    (1,926)                677
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                                104              10,119
Cost of units redeemed                                                   --                (492)
Account charges                                                          --                  --
                                                           -----------------  ------------------
Increase (decrease)                                                     104               9,627
                                                           -----------------  ------------------
Net increase (decrease)                                              (1,822)             10,304
Net assets, beginning                                                10,622                 318
                                                           -----------------  ------------------
Net assets, ending                                         $          8,800   $          10,622
                                                           =================  ==================

Units sold                                                               66               6,677
Units redeemed                                                           --                (323)
                                                           -----------------  ------------------
Net increase (decrease)                                                  66               6,354
Units outstanding, beginning                                          6,575                 221
                                                           -----------------  ------------------
Units outstanding, ending                                             6,641               6,575
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        166,042
Cost of units redeemed/account charges                                              (176,970)
Net investment income (loss)                                                          (1,980)
Net realized gain (loss)                                                              17,917
Realized gain distributions                                                            7,305
Net change in unrealized appreciation (depreciation)                                  (3,514)
                                                                            -----------------
Net assets                                                                  $          8,800
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   7  $                9               1.25%              -18.0%
12/31/2017                     1.62                   7                  11               1.25%               12.4%
12/31/2016                     1.44                   0                   0               1.25%                7.6%
12/31/2015                     1.34                   0                   0               1.25%               -2.9%
12/31/2014                     1.38                   0                   0               1.25%                7.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.00%              -17.8%
12/31/2017                     1.64                   0                   0               1.00%               12.6%
12/31/2016                     1.46                   0                   0               1.00%                7.8%
12/31/2015                     1.35                   0                   0               1.00%               -2.6%
12/31/2014                     1.39                   0                   0               1.00%                7.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%              -17.6%
12/31/2017                     1.67                   0                   0               0.75%               12.9%
12/31/2016                     1.48                   0                   0               0.75%                8.1%
12/31/2015                     1.37                   0                   0               0.75%               -2.4%
12/31/2014                     1.40                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%              -17.4%
12/31/2017                     1.70                   0                   0               0.50%               13.2%
12/31/2016                     1.50                   0                   0               0.50%                8.4%
12/31/2015                     1.38                   0                   0               0.50%               -2.1%
12/31/2014                     1.41                   0                   0               0.50%                8.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.25%              -17.1%
12/31/2017                     1.72                   0                   0               0.25%               13.5%
12/31/2016                     1.52                   0                   0               0.25%                8.7%
12/31/2015                     1.40                   0                   0               0.25%               -1.9%
12/31/2014                     1.43                   0                   0               0.25%                8.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%              -16.9%
12/31/2017                     1.75                   0                   0               0.00%               13.8%
12/31/2016                     1.54                   0                   0               0.00%                8.9%
12/31/2015                     1.41                   5                   7               0.00%               -1.6%
12/31/2014                     1.44                   0                   0               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR SMALL CAP FUND M CLASS - 315805663

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,773,689  $     3,735,859          163,062
                                                       ===============  ===============
Receivables: investments sold                   6,300
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,779,989
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,019,903         644,241  $          3.14
Band 100                                   330,598         101,499             3.26
Band 75                                         --              --             3.38
Band 50                                    409,929         116,613             3.52
Band 25                                         --              --             3.65
Band 0                                      19,559           5,086             3.85
                                    --------------  --------------
 Total                              $    2,779,989         867,439
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                            (49,167)
                                                                              -----------------
Net investment income (loss)                                                           (49,167)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,702)
Realized gain distributions                                                            381,894
Net change in unrealized appreciation (depreciation)                                  (957,082)
                                                                              -----------------
Net gain (loss)                                                                       (580,890)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (630,057)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (49,167)  $        (55,390)
Net realized gain (loss)                                           (5,702)           106,909
Realized gain distributions                                       381,894            636,060
Net change in unrealized appreciation (depreciation)             (957,082)          (125,074)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (630,057)           562,505
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          464,907            642,339
Cost of units redeemed                                         (1,869,496)        (1,781,438)
Account charges                                                    (1,452)            (1,722)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,406,041)        (1,140,821)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,036,098)          (578,316)
Net assets, beginning                                           4,816,087          5,394,403
                                                         -----------------  -----------------
Net assets, ending                                       $      2,779,989   $      4,816,087
                                                         =================  =================

Units sold                                                        131,363            182,649
Units redeemed                                                   (501,801)          (499,837)
                                                         -----------------  -----------------
Net increase (decrease)                                          (370,438)          (317,188)
Units outstanding, beginning                                    1,237,877          1,555,065
                                                         -----------------  -----------------
Units outstanding, ending                                         867,439          1,237,877
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     32,060,238
Cost of units redeemed/account charges                                           (35,496,747)
Net investment income (loss)                                                        (861,691)
Net realized gain (loss)                                                           1,505,505
Realized gain distributions                                                        6,534,854
Net change in unrealized appreciation (depreciation)                                (962,170)
                                                                            -----------------
Net assets                                                                  $      2,779,989
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.14                 644  $            2,020               1.25%              -18.2%
12/31/2017                     3.83                 990               3,791               1.25%               12.1%
12/31/2016                     3.42               1,270               4,339               1.25%                7.3%
12/31/2015                     3.18               1,433               4,563               1.25%               -3.1%
12/31/2014                     3.29               1,640               5,389               1.25%                7.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.26                 101  $              331               1.00%              -18.0%
12/31/2017                     3.97                 123                 487               1.00%               12.4%
12/31/2016                     3.53                 128                 454               1.00%                7.6%
12/31/2015                     3.28                 155                 508               1.00%               -2.8%
12/31/2014                     3.38                 148                 499               1.00%                7.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.38                   0  $                0               0.75%              -17.8%
12/31/2017                     4.11                   0                   0               0.75%               12.7%
12/31/2016                     3.65                   0                   0               0.75%                7.9%
12/31/2015                     3.39                   0                   0               0.75%               -2.6%
12/31/2014                     3.48                   0                   0               0.75%                7.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.52                 117  $              410               0.50%              -17.6%
12/31/2017                     4.26                 121                 517               0.50%               12.9%
12/31/2016                     3.78                 130                 493               0.50%                8.1%
12/31/2015                     3.49                 134                 468               0.50%               -2.3%
12/31/2014                     3.57                 157                 561               0.50%                7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.65                   0  $                0               0.25%              -17.3%
12/31/2017                     4.42                   0                   0               0.25%               13.2%
12/31/2016                     3.90                   0                   0               0.25%                8.4%
12/31/2015                     3.60                   0                   0               0.25%               -2.1%
12/31/2014                     3.68                   0                   0               0.25%                8.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.85                   5  $               20               0.00%              -17.1%
12/31/2017                     4.64                   4                  21               0.00%               13.5%
12/31/2016                     4.09                  27                 109               0.00%                8.7%
12/31/2015                     3.76                 454               1,709               0.00%               -1.8%
12/31/2014                     3.83                 532               2,039               0.00%                8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND M CLASS - 316066794

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       296,635   $       281,619            7,696
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (21)
                                     ----------------
Net assets                           $       296,614
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       123,909          72,646  $         1.71
Band 100                                   172,705          99,703            1.73
Band 75                                         --              --            1.76
Band 50                                         --              --            1.79
Band 25                                         --              --            1.81
Band 0                                          --              --            1.84
                                   ---------------  --------------
 Total                             $       296,614         172,349
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            333
Mortality & expense charges                                                            (3,812)
                                                                             -----------------
Net investment income (loss)                                                           (3,479)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,326
Realized gain distributions                                                            10,340
Net change in unrealized appreciation (depreciation)                                  (45,218)
                                                                             -----------------
Net gain (loss)                                                                       (29,552)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (33,031)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,479)  $         (2,985)
Net realized gain (loss)                                            5,326             11,929
Realized gain distributions                                        10,340             10,054
Net change in unrealized appreciation (depreciation)              (45,218)            45,807
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (33,031)            64,805
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           15,120             45,447
Cost of units redeemed                                            (24,091)           (89,215)
Account charges                                                       (64)               (85)
                                                         -----------------  -----------------
Increase (decrease)                                                (9,035)           (43,853)
                                                         -----------------  -----------------
Net increase (decrease)                                           (42,066)            20,952
Net assets, beginning                                             338,680            317,728
                                                         -----------------  -----------------
Net assets, ending                                       $        296,614   $        338,680
                                                         =================  =================

Units sold                                                          7,912             27,893
Units redeemed                                                    (12,396)           (55,515)
                                                         -----------------  -----------------
Net increase (decrease)                                            (4,484)           (27,622)
Units outstanding, beginning                                      176,833            204,455
                                                         -----------------  -----------------
Units outstanding, ending                                         172,349            176,833
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        617,689
Cost of units redeemed/account charges                                              (455,837)
Net investment income (loss)                                                         (17,926)
Net realized gain (loss)                                                              60,503
Realized gain distributions                                                           77,169
Net change in unrealized appreciation (depreciation)                                  15,016
                                                                            -----------------
Net assets                                                                  $        296,614
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                  73  $              124               1.25%              -10.3%
12/31/2017                     1.90                  74                 140               1.25%               23.0%
12/31/2016                     1.55                  94                 145               1.25%                7.6%
12/31/2015                     1.44                  95                 136               1.25%               -1.9%
12/31/2014                     1.46                 115                 168               1.25%                9.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 100  $              173               1.00%              -10.0%
12/31/2017                     1.93                 103                 199               1.00%               23.3%
12/31/2016                     1.56                 110                 172               1.00%                7.9%
12/31/2015                     1.45                 109                 158               1.00%               -1.6%
12/31/2014                     1.47                  87                 129               1.00%                9.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.75%               -9.8%
12/31/2017                     1.95                   0                   0               0.75%               23.6%
12/31/2016                     1.58                   0                   0               0.75%                8.1%
12/31/2015                     1.46                   0                   0               0.75%               -1.4%
12/31/2014                     1.48                   0                   0               0.75%                9.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.50%               -9.6%
12/31/2017                     1.98                   0                   0               0.50%               23.9%
12/31/2016                     1.59                   0                   0               0.50%                8.4%
12/31/2015                     1.47                   0                   0               0.50%               -1.1%
12/31/2014                     1.49                   0                   0               0.50%                9.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -9.4%
12/31/2017                     2.00                   0                   0               0.25%               24.2%
12/31/2016                     1.61                   0                   0               0.25%                8.7%
12/31/2015                     1.48                   0                   0               0.25%               -0.9%
12/31/2014                     1.50                   0                   0               0.25%               10.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.00%               -9.1%
12/31/2017                     2.03                   0                   0               0.00%               24.6%
12/31/2016                     1.63                   0                   0               0.00%                9.0%
12/31/2015                     1.49                   0                   0               0.00%               -0.6%
12/31/2014                     1.50                   0                   0               0.00%               10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.1%
    2016        0.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND M CLASS - 315805408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        376,222  $       460,316           13,018
                                                       ===============  ===============
Receivables: investments sold                   1,670
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        377,892
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       377,892         130,413  $         2.90
Band 100                                        --              --            3.01
Band 75                                         --              --            3.13
Band 50                                         --              --            3.25
Band 25                                         --              --            3.38
Band 0                                          --              --            3.54
                                   ---------------  --------------
 Total                             $       377,892         130,413
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,498
Mortality & expense charges                                                           (5,575)
                                                                            -----------------
Net investment income (loss)                                                          (4,077)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,222
Realized gain distributions                                                           64,319
Net change in unrealized appreciation (depreciation)                                (112,485)
                                                                            -----------------
Net gain (loss)                                                                      (37,944)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (42,021)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,077)  $         (3,492)
Net realized gain (loss)                                           10,222             18,389
Realized gain distributions                                        64,319             16,923
Net change in unrealized appreciation (depreciation)             (112,485)            17,735
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (42,021)            49,555
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          104,494            295,829
Cost of units redeemed                                            (96,525)          (142,477)
Account charges                                                      (824)              (376)
                                                         -----------------  -----------------
Increase (decrease)                                                 7,145            152,976
                                                         -----------------  -----------------
Net increase (decrease)                                           (34,876)           202,531
Net assets, beginning                                             412,768            210,237
                                                         -----------------  -----------------
Net assets, ending                                       $        377,892   $        412,768
                                                         =================  =================

Units sold                                                         31,631             99,246
Units redeemed                                                    (29,311)           (48,207)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,320             51,039
Units outstanding, beginning                                      128,093             77,054
                                                         -----------------  -----------------
Units outstanding, ending                                         130,413            128,093
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,679,029
Cost of units redeemed/account charges                                           (1,479,376)
Net investment income (loss)                                                        (35,658)
Net realized gain (loss)                                                            105,064
Realized gain distributions                                                         192,927
Net change in unrealized appreciation (depreciation)                                (84,094)
                                                                            ----------------
Net assets                                                                  $       377,892
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.90                 130  $              378               1.25%              -10.1%
12/31/2017                     3.22                 128                 413               1.25%               18.1%
12/31/2016                     2.73                  77                 210               1.25%                8.8%
12/31/2015                     2.51                  67                 169               1.25%               -4.9%
12/31/2014                     2.64                  52                 136               1.25%                8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.01                   0  $                0               1.00%               -9.9%
12/31/2017                     3.34                   0                   0               1.00%               18.4%
12/31/2016                     2.82                   0                   0               1.00%                9.0%
12/31/2015                     2.59                   0                   0               1.00%               -4.7%
12/31/2014                     2.71                   0                   0               1.00%                8.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.13                   0  $                0               0.75%               -9.6%
12/31/2017                     3.46                   0                   0               0.75%               18.7%
12/31/2016                     2.92                   0                   0               0.75%                9.3%
12/31/2015                     2.67                   0                   0               0.75%               -4.5%
12/31/2014                     2.79                   0                   0               0.75%                8.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.25                   0  $                0               0.50%               -9.4%
12/31/2017                     3.59                   0                   0               0.50%               19.0%
12/31/2016                     3.01                   0                   0               0.50%                9.6%
12/31/2015                     2.75                   0                   0               0.50%               -4.2%
12/31/2014                     2.87                   0                   0               0.50%                9.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.38                   0  $                0               0.25%               -9.2%
12/31/2017                     3.72                   0                   0               0.25%               19.3%
12/31/2016                     3.12                   0                   0               0.25%                9.9%
12/31/2015                     2.84                   0                   0               0.25%               -4.0%
12/31/2014                     2.95                   0                   0               0.25%                9.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.54                   0  $                0               0.00%               -8.9%
12/31/2017                     3.89                   0                   0               0.00%               19.6%
12/31/2016                     3.25                   0                   0               0.00%               10.1%
12/31/2015                     2.95                   0                   0               0.00%               -3.7%
12/31/2014                     3.07                   0                   0               0.00%                9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.0%
    2016        0.3%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND M CLASS - 316145705

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,268,742   $     1,413,158           94,894
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (51)
                                     ----------------
Net assets                           $     1,268,691
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $            6               5  $          1.25
Band 100                                        --              --             1.27
Band 75                                         --              --             1.29
Band 50                                  1,268,685         974,626             1.30
Band 25                                         --              --             1.32
Band 0                                          --              --             1.34
                                    --------------  --------------
 Total                              $    1,268,691         974,631
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         33,077
Mortality & expense charges                                                             (6,868)
                                                                              -----------------
Net investment income (loss)                                                            26,209
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,303)
Realized gain distributions                                                             58,438
Net change in unrealized appreciation (depreciation)                                  (159,102)
                                                                              -----------------
Net gain (loss)                                                                       (101,967)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (75,758)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         26,209   $         22,818
Net realized gain (loss)                                           (1,303)            22,659
Realized gain distributions                                        58,438             61,335
Net change in unrealized appreciation (depreciation)             (159,102)            12,342
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (75,758)           119,154
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          116,394          1,382,241
Cost of units redeemed                                           (135,643)          (389,892)
Account charges                                                        --               (674)
                                                         -----------------  -----------------
Increase (decrease)                                               (19,249)           991,675
                                                         -----------------  -----------------
Net increase (decrease)                                           (95,007)         1,110,829
Net assets, beginning                                           1,363,698            252,869
                                                         -----------------  -----------------
Net assets, ending                                       $      1,268,691   $      1,363,698
                                                         =================  =================

Units sold                                                         85,557          1,091,415
Units redeemed                                                   (101,478)          (309,605)
                                                         -----------------  -----------------
Net increase (decrease)                                           (15,921)           781,810
Units outstanding, beginning                                      990,552            208,742
                                                         -----------------  -----------------
Units outstanding, ending                                         974,631            990,552
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,966,933
Cost of units redeemed/account charges                                              (765,435)
Net investment income (loss)                                                          56,150
Net realized gain (loss)                                                              23,322
Realized gain distributions                                                          132,137
Net change in unrealized appreciation (depreciation)                                (144,416)
                                                                            -----------------
Net assets                                                                  $      1,268,691
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               1.25%               -6.2%
12/31/2017                     1.34                  24                  32               1.25%               10.3%
12/31/2016                     1.21                 209                 253               1.25%               10.7%
12/31/2015                     1.09                 326                 357               1.25%               -2.9%
12/31/2014                     1.13                   0                   0               1.25%               11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -6.0%
12/31/2017                     1.35                   0                   0               1.00%               10.6%
12/31/2016                     1.22                   0                   0               1.00%               11.0%
12/31/2015                     1.10                   0                   0               1.00%               -2.7%
12/31/2014                     1.13                   0                   0               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -5.8%
12/31/2017                     1.36                   0                   0               0.75%               10.8%
12/31/2016                     1.23                   0                   0               0.75%               11.2%
12/31/2015                     1.11                   0                   0               0.75%               -2.4%
12/31/2014                     1.13                   0                   0               0.75%               11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                 975  $            1,269               0.50%               -5.5%
12/31/2017                     1.38                 967               1,332               0.50%               11.1%
12/31/2016                     1.24                   0                   0               0.50%               11.5%
12/31/2015                     1.11                   0                   0               0.50%               -2.2%
12/31/2014                     1.14                   0                   0               0.50%               12.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -5.3%
12/31/2017                     1.39                   0                   0               0.25%               11.4%
12/31/2016                     1.25                   0                   0               0.25%               11.8%
12/31/2015                     1.12                   0                   0               0.25%               -1.9%
12/31/2014                     1.14                   0                   0               0.25%               12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -5.0%
12/31/2017                     1.41                   0                   0               0.00%               11.7%
12/31/2016                     1.26                   0                   0               0.00%               12.1%
12/31/2015                     1.12                   0                   0               0.00%               -1.7%
12/31/2014                     1.14                   0                   0               0.00%               12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        3.8%
    2016        2.3%
    2015        4.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR STRATEGIC INCOME FUND A CLASS - 315920850

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       367,334   $       383,241           31,685
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,450)
                                     ----------------
Net assets                           $       361,884
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       361,884         303,605  $         1.19
Band 100                                        --              --            1.22
Band 75                                         --              --            1.24
Band 50                                         --              --            1.27
Band 25                                         --              --            1.29
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       361,884         303,605
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         11,322
Mortality & expense charges                                                            (4,335)
                                                                             -----------------
Net investment income (loss)                                                            6,987
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  946
Realized gain distributions                                                               341
Net change in unrealized appreciation (depreciation)                                  (23,338)
                                                                             -----------------
Net gain (loss)                                                                       (22,051)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (15,064)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,987   $          5,625
Net realized gain (loss)                                              946              1,246
Realized gain distributions                                           341              2,913
Net change in unrealized appreciation (depreciation)              (23,338)             8,028
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (15,064)            17,812
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           78,609            117,948
Cost of units redeemed                                            (69,440)           (53,913)
Account charges                                                      (279)              (332)
                                                         -----------------  -----------------
Increase (decrease)                                                 8,890             63,703
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,174)            81,515
Net assets, beginning                                             368,058            286,543
                                                         -----------------  -----------------
Net assets, ending                                       $        361,884   $        368,058
                                                         =================  =================

Units sold                                                         65,391            154,253
Units redeemed                                                    (57,712)          (103,554)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,679             50,699
Units outstanding, beginning                                      295,926            245,227
                                                         -----------------  -----------------
Units outstanding, ending                                         303,605            295,926
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        703,045
Cost of units redeemed/account charges                                               (365,668)
Net investment income (loss)                                                           29,774
Net realized gain (loss)                                                                1,310
Realized gain distributions                                                             9,330
Net change in unrealized appreciation (depreciation)                                  (15,907)
                                                                             -----------------
Net assets                                                                   $        361,884
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                 304  $              362               1.25%               -4.2%
12/31/2017                     1.24                 296                 368               1.25%                6.4%
12/31/2016                     1.17                 245                 287               1.25%                7.2%
12/31/2015                     1.09                 197                 214               1.25%               -3.1%
12/31/2014                     1.12                  49                  55               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%               -3.9%
12/31/2017                     1.27                   0                   0               1.00%                6.7%
12/31/2016                     1.19                   0                   0               1.00%                7.5%
12/31/2015                     1.10                   0                   0               1.00%               -2.8%
12/31/2014                     1.14                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -3.7%
12/31/2017                     1.29                   0                   0               0.75%                7.0%
12/31/2016                     1.21                   0                   0               0.75%                7.7%
12/31/2015                     1.12                   0                   0               0.75%               -2.6%
12/31/2014                     1.15                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%               -3.4%
12/31/2017                     1.31                   0                   0               0.50%                7.2%
12/31/2016                     1.22                   0                   0               0.50%                8.0%
12/31/2015                     1.13                   0                   0               0.50%               -2.3%
12/31/2014                     1.16                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%               -3.2%
12/31/2017                     1.34                   0                   0               0.25%                7.5%
12/31/2016                     1.24                   0                   0               0.25%                8.3%
12/31/2015                     1.15                   0                   0               0.25%               -2.1%
12/31/2014                     1.17                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%               -3.0%
12/31/2017                     1.36                   0                   0               0.00%                7.8%
12/31/2016                     1.26                   0                   0               0.00%                8.5%
12/31/2015                     1.16                   0                   0               0.00%               -1.9%
12/31/2014                     1.18                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        2.8%
    2016        3.1%
    2015        4.4%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR TOTAL BOND FUND I CLASS - 31617K832

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     4,648,103   $    4,783,199          453,552
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (68,476)
                                     ----------------
Net assets                           $     4,579,627
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,559,984       3,308,954  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.12
Band 25                                          --              --             1.13
Band 0                                    1,019,643         889,108             1.15
                                    ---------------  --------------
 Total                              $     4,579,627       4,198,062
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        144,505
Mortality & expense charges                                                           (45,153)
                                                                             -----------------
Net investment income (loss)                                                           99,352
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (26,555)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (162,298)
                                                                             -----------------
Net gain (loss)                                                                      (188,853)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (89,501)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         99,352   $         93,641
Net realized gain (loss)                                          (26,555)            38,696
Realized gain distributions                                            --             11,082
Net change in unrealized appreciation (depreciation)             (162,298)            69,664
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (89,501)           213,083
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,951,222          2,220,094
Cost of units redeemed                                         (2,000,667)        (4,440,530)
Account charges                                                    (4,283)            (5,130)
                                                         -----------------  -----------------
Increase (decrease)                                               (53,728)        (2,225,566)
                                                         -----------------  -----------------
Net increase (decrease)                                          (143,229)        (2,012,483)
Net assets, beginning                                           4,722,856          6,735,339
                                                         -----------------  -----------------
Net assets, ending                                       $      4,579,627   $      4,722,856
                                                         =================  =================

Units sold                                                      1,790,775          2,106,665
Units redeemed                                                 (1,838,357)        (4,136,714)
                                                         -----------------  -----------------
Net increase (decrease)                                           (47,582)        (2,030,049)
Units outstanding, beginning                                    4,245,644          6,275,693
                                                         -----------------  -----------------
Units outstanding, ending                                       4,198,062          4,245,644
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     13,386,694
Cost of units redeemed/account charges                                             (9,047,571)
Net investment income (loss)                                                          341,089
Net realized gain (loss)                                                              (17,583)
Realized gain distributions                                                            52,094
Net change in unrealized appreciation (depreciation)                                 (135,096)
                                                                             -----------------
Net assets                                                                   $      4,579,627
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               3,309  $            3,560               1.25%               -2.1%
12/31/2017                     1.10               3,224               3,542               1.25%                2.9%
12/31/2016                     1.07               5,372               5,733               1.25%                4.4%
12/31/2015                     1.02               4,120               4,211               1.25%               -1.6%
12/31/2014                     1.04                 161                 167               1.25%                4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -1.8%
12/31/2017                     1.11                   0                   0               1.00%                3.2%
12/31/2016                     1.08                   0                   0               1.00%                4.7%
12/31/2015                     1.03                   0                   0               1.00%               -1.4%
12/31/2014                     1.04                   0                   0               1.00%                4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -1.6%
12/31/2017                     1.12                   0                   0               0.75%                3.5%
12/31/2016                     1.08                   0                   0               0.75%                4.9%
12/31/2015                     1.03                   0                   0               0.75%               -1.1%
12/31/2014                     1.04                   0                   0               0.75%                4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%               -1.3%
12/31/2017                     1.13                   0                   0               0.50%                3.7%
12/31/2016                     1.09                   0                   0               0.50%                5.2%
12/31/2015                     1.04                   0                   0               0.50%               -0.9%
12/31/2014                     1.05                   0                   0               0.50%                5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -1.1%
12/31/2017                     1.14                   0                   0               0.25%                4.0%
12/31/2016                     1.10                   0                   0               0.25%                5.5%
12/31/2015                     1.04                   0                   0               0.25%               -0.6%
12/31/2014                     1.05                   0                   0               0.25%                5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                 889  $            1,020               0.00%               -0.8%
12/31/2017                     1.16               1,021               1,181               0.00%                4.2%
12/31/2016                     1.11                 904               1,003               0.00%                5.7%
12/31/2015                     1.05                  19                  20               0.00%               -0.4%
12/31/2014                     1.05                   1                   1               0.00%                5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        2.6%
    2016        3.0%
    2015        4.2%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR TOTAL BOND FUND M CLASS - 31617K840

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       263,537   $       270,598           25,694
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,010)
                                     ----------------
Net assets                           $       261,527
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       261,527         246,177  $         1.06
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.12
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $       261,527         246,177
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         10,078
Mortality & expense charges                                                             (4,669)
                                                                              -----------------
Net investment income (loss)                                                             5,409
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,013)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (9,912)
                                                                              -----------------
Net gain (loss)                                                                        (14,925)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (9,516)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,409   $          5,457
Net realized gain (loss)                                            (5,013)             2,962
Realized gain distributions                                             --              1,163
Net change in unrealized appreciation (depreciation)                (9,912)             2,830
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (9,516)            12,412
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            78,047            227,146
Cost of units redeemed                                            (239,996)          (220,224)
Account charges                                                       (289)              (659)
                                                          -----------------  -----------------
Increase (decrease)                                               (162,238)             6,263
                                                          -----------------  -----------------
Net increase (decrease)                                           (171,754)            18,675
Net assets, beginning                                              433,281            414,606
                                                          -----------------  -----------------
Net assets, ending                                        $        261,527   $        433,281
                                                          =================  =================

Units sold                                                          73,262            211,522
Units redeemed                                                    (225,899)          (204,510)
                                                          -----------------  -----------------
Net increase (decrease)                                           (152,637)             7,012
Units outstanding, beginning                                       398,814            391,802
                                                          -----------------  -----------------
Units outstanding, ending                                          246,177            398,814
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,252,250
Cost of units redeemed/account charges                                             (2,008,986)
Net investment income (loss)                                                           35,275
Net realized gain (loss)                                                              (18,004)
Realized gain distributions                                                             8,053
Net change in unrealized appreciation (depreciation)                                   (7,061)
                                                                             -----------------
Net assets                                                                   $        261,527
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 246  $              262               1.25%               -2.2%
12/31/2017                     1.09                 399                 433               1.25%                2.7%
12/31/2016                     1.06                 392                 415               1.25%                4.1%
12/31/2015                     1.02                 878                 892               1.25%               -1.9%
12/31/2014                     1.04                  46                  47               1.25%                3.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -2.0%
12/31/2017                     1.10                   0                   0               1.00%                2.9%
12/31/2016                     1.07                   0                   0               1.00%                4.4%
12/31/2015                     1.02                   0                   0               1.00%               -1.6%
12/31/2014                     1.04                   0                   0               1.00%                4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -1.7%
12/31/2017                     1.11                   0                   0               0.75%                3.2%
12/31/2016                     1.07                   0                   0               0.75%                4.6%
12/31/2015                     1.03                   0                   0               0.75%               -1.4%
12/31/2014                     1.04                   0                   0               0.75%                4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -1.5%
12/31/2017                     1.12                   0                   0               0.50%                3.4%
12/31/2016                     1.08                   0                   0               0.50%                4.9%
12/31/2015                     1.03                   0                   0               0.50%               -1.1%
12/31/2014                     1.04                   0                   0               0.50%                4.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -1.2%
12/31/2017                     1.13                   0                   0               0.25%                3.7%
12/31/2016                     1.09                   0                   0               0.25%                5.2%
12/31/2015                     1.04                   0                   0               0.25%               -0.9%
12/31/2014                     1.05                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -1.0%
12/31/2017                     1.14                   0                   0               0.00%                4.0%
12/31/2016                     1.10                   0                   0               0.00%                5.4%
12/31/2015                     1.04                   0                   0               0.00%               -0.6%
12/31/2014                     1.05                   0                   0               0.00%                5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        2.7%
    2016        3.4%
    2015        5.1%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR VALUE FUND M CLASS - 315916734 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.33
Band 100                                        --              --            1.36
Band 75                                         --              --            1.40
Band 50                                         --              --            1.44
Band 25                                         --              --            1.48
Band 0                                          --              --            1.52
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               1.25%              -19.0%
12/31/2017                     1.64                   0                   0               1.25%               13.3%
12/31/2016                     1.45                   0                   0               1.25%               13.8%
12/31/2015                     1.27                   0                   0               1.25%               -8.1%
12/31/2014                     1.38                   0                   0               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               1.00%              -18.8%
12/31/2017                     1.68                   0                   0               1.00%               13.5%
12/31/2016                     1.48                   0                   0               1.00%               14.1%
12/31/2015                     1.30                   0                   0               1.00%               -7.9%
12/31/2014                     1.41                   0                   0               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%              -18.6%
12/31/2017                     1.72                   0                   0               0.75%               13.8%
12/31/2016                     1.51                   0                   0               0.75%               14.4%
12/31/2015                     1.32                   0                   0               0.75%               -7.7%
12/31/2014                     1.43                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.50%              -18.4%
12/31/2017                     1.77                   0                   0               0.50%               14.1%
12/31/2016                     1.55                   0                   0               0.50%               14.7%
12/31/2015                     1.35                   0                   0               0.50%               -7.4%
12/31/2014                     1.46                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.25%              -18.2%
12/31/2017                     1.81                   0                   0               0.25%               14.4%
12/31/2016                     1.58                   0                   0               0.25%               15.0%
12/31/2015                     1.38                   0                   0               0.25%               -7.2%
12/31/2014                     1.48                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.00%              -18.0%
12/31/2017                     1.86                   0                   0               0.00%               14.7%
12/31/2016                     1.62                   0                   0               0.00%               15.3%
12/31/2015                     1.41                   0                   0               0.00%               -7.0%
12/31/2014                     1.51                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               FIDELITY ADVISOR VALUE FUND A CLASS - 315916767

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        36,311   $        49,320            1,965
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $        36,309
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       36,309          26,610  $          1.36
Band 100                                        --              --             1.40
Band 75                                         --              --             1.44
Band 50                                         --              --             1.48
Band 25                                         --              --             1.53
Band 0                                          --              --             1.57
                                    --------------  --------------
 Total                              $       36,309          26,610
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            208
Mortality & expense charges                                                               (543)
                                                                              -----------------
Net investment income (loss)                                                              (335)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (100)
Realized gain distributions                                                              4,475
Net change in unrealized appreciation (depreciation)                                   (13,111)
                                                                              -----------------
Net gain (loss)                                                                         (8,736)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (9,071)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (335)  $              2
Net realized gain (loss)                                              (100)                 2
Realized gain distributions                                          4,475                 42
Net change in unrealized appreciation (depreciation)               (13,111)                87
                                                          -----------------  ----------------
Increase (decrease) in net assets from operations                   (9,071)               133
                                                          -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            49,624              1,428
Cost of units redeemed                                              (6,086)                --
Account charges                                                         --                 --
                                                          -----------------  ----------------
Increase (decrease)                                                 43,538              1,428
                                                          -----------------  ----------------
Net increase (decrease)                                             34,467              1,561
Net assets, beginning                                                1,842                281
                                                          -----------------  ----------------
Net assets, ending                                        $         36,309   $          1,842
                                                          =================  ================

Units sold                                                          29,229                906
Units redeemed                                                      (3,715)                --
                                                          -----------------  ----------------
Net increase (decrease)                                             25,514                906
Units outstanding, beginning                                         1,096                190
                                                          -----------------  ----------------
Units outstanding, ending                                           26,610              1,096
                                                          =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         56,874
Cost of units redeemed/account charges                                                (13,098)
Net investment income (loss)                                                             (444)
Net realized gain (loss)                                                                1,456
Realized gain distributions                                                             4,530
Net change in unrealized appreciation (depreciation)                                  (13,009)
                                                                             -----------------
Net assets                                                                   $         36,309
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                  27  $               36               1.25%              -18.8%
12/31/2017                     1.68                   1                   2               1.25%               13.6%
12/31/2016                     1.48                   0                   0               1.25%               14.2%
12/31/2015                     1.30                   0                   0               1.25%               -7.9%
12/31/2014                     1.41                   3                   4               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               1.00%              -18.6%
12/31/2017                     1.72                   0                   0               1.00%               13.9%
12/31/2016                     1.51                   0                   0               1.00%               14.4%
12/31/2015                     1.32                   0                   0               1.00%               -7.7%
12/31/2014                     1.43                   0                   0               1.00%               10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.75%              -18.4%
12/31/2017                     1.77                   0                   0               0.75%               14.1%
12/31/2016                     1.55                   0                   0               0.75%               14.7%
12/31/2015                     1.35                   0                   0               0.75%               -7.5%
12/31/2014                     1.46                   0                   0               0.75%               10.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.50%              -18.2%
12/31/2017                     1.81                   0                   0               0.50%               14.4%
12/31/2016                     1.59                   0                   0               0.50%               15.0%
12/31/2015                     1.38                   0                   0               0.50%               -7.2%
12/31/2014                     1.49                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.25%              -18.0%
12/31/2017                     1.86                   0                   0               0.25%               14.7%
12/31/2016                     1.62                   0                   0               0.25%               15.3%
12/31/2015                     1.41                   0                   0               0.25%               -7.0%
12/31/2014                     1.51                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.00%              -17.8%
12/31/2017                     1.91                   0                   0               0.00%               15.0%
12/31/2016                     1.66                   0                   0               0.00%               15.6%
12/31/2015                     1.44                   0                   0               0.00%               -6.8%
12/31/2014                     1.54                   0                   0               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.4%
    2016        0.7%
    2015        0.0%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    17,684,714   $   19,348,285        1,261,243
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (22,344)
                                     ----------------
Net assets                           $    17,662,370
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   17,662,370        5,190,699  $         3.40
Band 100                                        --               --            3.53
Band 75                                         --               --            3.67
Band 50                                         --               --            3.82
Band 25                                         --               --            3.96
Band 0                                          --               --            4.69
                                    --------------  ---------------
 Total                              $   17,662,370        5,190,699
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        325,510
Mortality & expense charges                                                          (255,404)
                                                                             -----------------
Net investment income (loss)                                                           70,106
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (41,938)
Realized gain distributions                                                           689,738
Net change in unrealized appreciation (depreciation)                               (1,969,367)
                                                                             -----------------
Net gain (loss)                                                                    (1,321,567)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $     (1,251,461)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         70,106   $        121,703
Net realized gain (loss)                                          (41,938)           (45,426)
Realized gain distributions                                       689,738          2,763,385
Net change in unrealized appreciation (depreciation)           (1,969,367)             1,676
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,251,461)         2,841,338
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,156,559          2,819,886
Cost of units redeemed                                         (4,256,892)        (8,563,055)
Account charges                                                    (7,161)            (9,448)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,107,494)        (5,752,617)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,358,955)        (2,911,279)
Net assets, beginning                                          22,021,325         24,932,604
                                                         -----------------  -----------------
Net assets, ending                                       $     17,662,370   $     22,021,325
                                                         =================  =================

Units sold                                                        326,255          1,225,250
Units redeemed                                                 (1,184,526)        (2,894,100)
                                                         -----------------  -----------------
Net increase (decrease)                                          (858,271)        (1,668,850)
Units outstanding, beginning                                    6,048,970          7,717,820
                                                         -----------------  -----------------
Units outstanding, ending                                       5,190,699          6,048,970
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     249,756,857
Cost of units redeemed/account charges                                           (284,633,489)
Net investment income (loss)                                                       40,301,611
Net realized gain (loss)                                                           (3,396,677)
Realized gain distributions                                                        17,297,639
Net change in unrealized appreciation (depreciation)                               (1,663,571)
                                                                            ------------------
Net assets                                                                  $      17,662,370
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.40               5,191  $           17,662               1.25%               -6.5%
12/31/2017                     3.64               6,049              22,021               1.25%               12.7%
12/31/2016                     3.23               7,718              24,933               1.25%                1.8%
12/31/2015                     3.17               8,606              27,312               1.25%               -1.1%
12/31/2014                     3.21               9,481              30,424               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.53                   0  $                0               1.00%               -6.3%
12/31/2017                     3.77                   0                   0               1.00%               13.0%
12/31/2016                     3.34                   0                   0               1.00%                2.0%
12/31/2015                     3.27                   0                   0               1.00%               -0.9%
12/31/2014                     3.30                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.67                   0  $                0               0.75%               -6.1%
12/31/2017                     3.91                   0                   0               0.75%               13.3%
12/31/2016                     3.45                   0                   0               0.75%                2.3%
12/31/2015                     3.37                   0                   0               0.75%               -0.6%
12/31/2014                     3.39                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.82                   0  $                0               0.50%               -5.8%
12/31/2017                     4.05                   0                   0               0.50%               13.5%
12/31/2016                     3.57                   0                   0               0.50%                2.6%
12/31/2015                     3.48                   0                   0               0.50%               -0.4%
12/31/2014                     3.49                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.96                   0  $                0               0.25%               -5.6%
12/31/2017                     4.20                   0                   0               0.25%               13.8%
12/31/2016                     3.69                   0                   0               0.25%                2.8%
12/31/2015                     3.59                   0                   0               0.25%               -0.1%
12/31/2014                     3.59                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.69                   0  $                0               0.00%               -5.3%
12/31/2017                     4.96                   0                   0               0.00%               14.1%
12/31/2016                     4.34                   0                   0               0.00%                3.1%
12/31/2015                     4.21                   0                   0               0.00%                0.1%
12/31/2014                     4.21                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.8%
    2016        1.4%
    2015        1.6%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    74,143,234  $     70,159,927        2,307,601
                                                      ================  ===============
Receivables: investments sold                 50,810
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    74,194,044
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   74,194,044      10,033,216  $          7.39
Band 100                                        --              --             7.68
Band 75                                         --              --             7.98
Band 50                                         --              --             8.29
Band 25                                         --              --             8.61
Band 0                                          --              --             9.95
                                    --------------  --------------
 Total                              $   74,194,044      10,033,216
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        643,252
Mortality & expense charges                                                       (1,184,560)
                                                                            -----------------
Net investment income (loss)                                                        (541,308)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           8,131,644
Realized gain distributions                                                        9,335,719
Net change in unrealized appreciation (depreciation)                             (22,416,537)
                                                                            -----------------
Net gain (loss)                                                                   (4,949,174)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (5,490,482)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (541,308)  $       (274,431)
Net realized gain (loss)                                        8,131,644          7,692,895
Realized gain distributions                                     9,335,719          6,278,854
Net change in unrealized appreciation (depreciation)          (22,416,537)         8,444,377
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (5,490,482)        22,141,695
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,184,921         11,571,522
Cost of units redeemed                                        (41,929,767)       (41,061,918)
Account charges                                                   (30,663)           (47,375)
                                                         -----------------  -----------------
Increase (decrease)                                           (32,775,509)       (29,537,771)
                                                         -----------------  -----------------
Net increase (decrease)                                       (38,265,991)        (7,396,076)
Net assets, beginning                                         112,460,035        119,856,111
                                                         -----------------  -----------------
Net assets, ending                                       $     74,194,044   $    112,460,035
                                                         =================  =================

Units sold                                                      1,404,087          1,500,514
Units redeemed                                                 (5,284,205)        (5,592,526)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,880,118)        (4,092,012)
Units outstanding, beginning                                   13,913,334         18,005,346
                                                         -----------------  -----------------
Units outstanding, ending                                      10,033,216         13,913,334
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    415,464,640
Cost of units redeemed/account charges                                         (485,701,152)
Net investment income (loss)                                                      3,490,367
Net realized gain (loss)                                                         45,389,015
Realized gain distributions                                                      91,567,867
Net change in unrealized appreciation (depreciation)                              3,983,307
                                                                           -----------------
Net assets                                                                 $     74,194,044
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.39              10,033  $           74,194               1.25%               -7.5%
12/31/2017                     8.00              13,466             107,709               1.25%               20.4%
12/31/2016                     6.65              17,904             118,972               1.25%                6.7%
12/31/2015                     6.23              21,777             135,661               1.25%               -0.6%
12/31/2014                     6.27              25,086             157,189               1.25%               10.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.68                   0  $                0               1.00%               -7.3%
12/31/2017                     8.29                   0                   0               1.00%               20.7%
12/31/2016                     6.87                   0                   0               1.00%                6.9%
12/31/2015                     6.42                   0                   0               1.00%               -0.3%
12/31/2014                     6.44                   0                   0               1.00%               10.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.98                   0  $                0               0.75%               -7.1%
12/31/2017                     8.59                   0                   0               0.75%               21.0%
12/31/2016                     7.10                   0                   0               0.75%                7.2%
12/31/2015                     6.62                   0                   0               0.75%               -0.1%
12/31/2014                     6.63                   0                   0               0.75%               11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             8.29                   0  $                0               0.50%               -6.8%
12/31/2017                     8.90                   0                   0               0.50%               21.3%
12/31/2016                     7.34                   0                   0               0.50%                7.5%
12/31/2015                     6.83                   0                   0               0.50%                0.2%
12/31/2014                     6.82                   0                   0               0.50%               11.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             8.61                   0  $                0               0.25%               -6.6%
12/31/2017                     9.22                   0                   0               0.25%               21.6%
12/31/2016                     7.59                   0                   0               0.25%                7.7%
12/31/2015                     7.04                   0                   0               0.25%                0.4%
12/31/2014                     7.01                   0                   0               0.25%               11.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             9.95                   0  $                0               0.00%               -6.4%
12/31/2017                    10.63                 447               4,751               0.00%               21.9%
12/31/2016                     8.72                 101                 884               0.00%                8.0%
12/31/2015                     8.07                 118                 949               0.00%                0.7%
12/31/2014                     8.02                  67                 540               0.00%               11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        1.0%
    2016        0.7%
    2015        1.0%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    10,289,649   $   11,059,421          505,137
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (17,436)
                                     ----------------
Net assets                           $    10,272,213
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,272,213        2,407,997  $         4.27
Band 100                                        --               --            4.43
Band 75                                         --               --            4.60
Band 50                                         --               --            4.78
Band 25                                         --               --            4.97
Band 0                                          --               --            5.74
                                    --------------  ---------------
 Total                              $   10,272,213        2,407,997
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        261,544
Mortality & expense charges                                                         (147,016)
                                                                            -----------------
Net investment income (loss)                                                         114,528
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              38,919
Realized gain distributions                                                          568,598
Net change in unrealized appreciation (depreciation)                              (1,836,203)
                                                                            -----------------
Net gain (loss)                                                                   (1,228,686)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,114,158)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        114,528   $         53,886
Net realized gain (loss)                                           38,919             73,632
Realized gain distributions                                       568,598            263,033
Net change in unrealized appreciation (depreciation)           (1,836,203)           989,126
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,114,158)         1,379,677
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          546,845            848,768
Cost of units redeemed                                         (1,959,939)        (2,217,563)
Account charges                                                    (2,755)            (4,019)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,415,849)        (1,372,814)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,530,007)             6,863
Net assets, beginning                                          12,802,220         12,795,357
                                                         -----------------  -----------------
Net assets, ending                                       $     10,272,213   $     12,802,220
                                                         =================  =================

Units sold                                                        127,248            193,690
Units redeemed                                                   (437,088)          (504,513)
                                                         -----------------  -----------------
Net increase (decrease)                                          (309,840)          (310,823)
Units outstanding, beginning                                    2,717,837          3,028,660
                                                         -----------------  -----------------
Units outstanding, ending                                       2,407,997          2,717,837
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      88,733,372
Cost of units redeemed/account charges                                            (94,983,114)
Net investment income (loss)                                                        7,296,163
Net realized gain (loss)                                                           (2,294,240)
Realized gain distributions                                                        12,289,804
Net change in unrealized appreciation (depreciation)                                 (769,772)
                                                                            ------------------
Net assets                                                                  $      10,272,213
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.27               2,408  $           10,272               1.25%               -9.4%
12/31/2017                     4.71               2,718              12,802               1.25%               11.5%
12/31/2016                     4.22               3,029              12,795               1.25%               16.6%
12/31/2015                     3.62               3,709              13,444               1.25%               -5.2%
12/31/2014                     3.82               4,066              15,539               1.25%                7.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.43                   0  $                0               1.00%               -9.2%
12/31/2017                     4.88                   0                   0               1.00%               11.8%
12/31/2016                     4.37                   0                   0               1.00%               16.8%
12/31/2015                     3.74                   0                   0               1.00%               -4.9%
12/31/2014                     3.93                   0                   0               1.00%                7.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.60                   0  $                0               0.75%               -9.0%
12/31/2017                     5.06                   0                   0               0.75%               12.1%
12/31/2016                     4.51                   0                   0               0.75%               17.1%
12/31/2015                     3.85                   0                   0               0.75%               -4.7%
12/31/2014                     4.04                   0                   0               0.75%                7.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.78                   0  $                0               0.50%               -8.8%
12/31/2017                     5.24                   0                   0               0.50%               12.3%
12/31/2016                     4.67                   0                   0               0.50%               17.4%
12/31/2015                     3.97                   0                   0               0.50%               -4.4%
12/31/2014                     4.16                   0                   0               0.50%                8.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.97                   0  $                0               0.25%               -8.5%
12/31/2017                     5.43                   0                   0               0.25%               12.6%
12/31/2016                     4.82                   0                   0               0.25%               17.7%
12/31/2015                     4.10                   0                   0               0.25%               -4.2%
12/31/2014                     4.28                   0                   0               0.25%                8.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.74                   0  $                0               0.00%               -8.3%
12/31/2017                     6.26                   0                   0               0.00%               12.9%
12/31/2016                     5.54                   0                   0               0.00%               18.0%
12/31/2015                     4.70                   0                   0               0.00%               -4.0%
12/31/2014                     4.89                   0                   0               0.00%                8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.7%
    2016        2.1%
    2015        3.1%
    2014        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    46,752,577  $     35,027,038          740,693
                                                      ================  ===============
Receivables: investments sold                 17,167
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    46,769,744
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   46,769,744        7,061,144  $         6.62
Band 100                                        --               --            6.88
Band 75                                         --               --            7.15
Band 50                                         --               --            7.43
Band 25                                         --               --            7.71
Band 0                                          --               --            9.13
                                    --------------  ---------------
 Total                              $   46,769,744        7,061,144
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        125,948
Mortality & expense charges                                                         (657,576)
                                                                            -----------------
Net investment income (loss)                                                        (531,628)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,852,124
Realized gain distributions                                                        6,919,933
Net change in unrealized appreciation (depreciation)                              (8,897,137)
                                                                            -----------------
Net gain (loss)                                                                     (125,080)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (656,708)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (531,628)  $       (464,066)
Net realized gain (loss)                                        1,852,124          3,795,658
Realized gain distributions                                     6,919,933          3,412,261
Net change in unrealized appreciation (depreciation)           (8,897,137)         6,212,680
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (656,708)        12,956,533
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,517,054          3,186,038
Cost of units redeemed                                         (6,389,469)       (11,582,174)
Account charges                                                   (12,360)           (18,089)
                                                         -----------------  -----------------
Increase (decrease)                                               115,225         (8,414,225)
                                                         -----------------  -----------------
Net increase (decrease)                                          (541,483)         4,542,308
Net assets, beginning                                          47,311,227         42,768,919
                                                         -----------------  -----------------
Net assets, ending                                       $     46,769,744   $     47,311,227
                                                         =================  =================

Units sold                                                        922,294            558,981
Units redeemed                                                   (902,929)        (2,012,923)
                                                         -----------------  -----------------
Net increase (decrease)                                            19,365         (1,453,942)
Units outstanding, beginning                                    7,041,779          8,495,721
                                                         -----------------  -----------------
Units outstanding, ending                                       7,061,144          7,041,779
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    495,642,853
Cost of units redeemed/account charges                                          (514,995,355)
Net investment income (loss)                                                      20,903,381
Net realized gain (loss)                                                           6,519,836
Realized gain distributions                                                       26,973,490
Net change in unrealized appreciation (depreciation)                              11,725,539
                                                                            -----------------
Net assets                                                                  $     46,769,744
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.62               7,061  $           46,770               1.25%               -1.4%
12/31/2017                     6.72               7,042              47,311               1.25%               33.5%
12/31/2016                     5.03               8,496              42,769               1.25%               -0.4%
12/31/2015                     5.06               9,661              48,854               1.25%                5.8%
12/31/2014                     4.78              10,316              49,286               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.88                   0  $                0               1.00%               -1.2%
12/31/2017                     6.96                   0                   0               1.00%               33.8%
12/31/2016                     5.20                   0                   0               1.00%               -0.2%
12/31/2015                     5.21                   0                   0               1.00%                6.1%
12/31/2014                     4.91                   0                   0               1.00%               10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.15                   0  $                0               0.75%               -0.9%
12/31/2017                     7.21                   0                   0               0.75%               34.1%
12/31/2016                     5.38                   0                   0               0.75%                0.0%
12/31/2015                     5.38                   0                   0               0.75%                6.4%
12/31/2014                     5.05                   0                   0               0.75%               10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.43                   0  $                0               0.50%               -0.7%
12/31/2017                     7.48                   0                   0               0.50%               34.5%
12/31/2016                     5.56                   0                   0               0.50%                0.3%
12/31/2015                     5.54                   0                   0               0.50%                6.6%
12/31/2014                     5.20                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.71                   0  $                0               0.25%               -0.4%
12/31/2017                     7.75                   0                   0               0.25%               34.8%
12/31/2016                     5.75                   0                   0               0.25%                0.5%
12/31/2015                     5.72                   0                   0               0.25%                6.9%
12/31/2014                     5.35                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             9.13                   0  $                0               0.00%               -0.2%
12/31/2017                     9.15                   0                   0               0.00%               35.1%
12/31/2016                     6.77                   0                   0               0.00%                0.8%
12/31/2015                     6.71                   0                   0               0.00%                7.2%
12/31/2014                     6.26                   0                   0               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.2%
    2016        0.0%
    2015        0.3%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    3,971,663   $     4,332,192          799,127
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (883)
                                     ---------------
Net assets                           $    3,970,780
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,970,780       1,431,842  $          2.77
Band 100                                         --              --             2.88
Band 75                                          --              --             2.99
Band 50                                          --              --             3.11
Band 25                                          --              --             3.23
Band 0                                           --              --             3.82
                                    ---------------  --------------
 Total                              $     3,970,780       1,431,842
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        241,513
Mortality & expense charges                                                           (57,147)
                                                                             -----------------
Net investment income (loss)                                                          184,366
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (21,536)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (356,290)
                                                                             -----------------
Net gain (loss)                                                                      (377,826)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (193,460)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        184,366   $        198,733
Net realized gain (loss)                                          (21,536)            13,507
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (356,290)            83,377
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (193,460)           295,617
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          259,375            373,076
Cost of units redeemed                                         (1,004,225)        (1,327,317)
Account charges                                                    (2,005)            (5,628)
                                                         -----------------  -----------------
Increase (decrease)                                              (746,855)          (959,869)
                                                         -----------------  -----------------
Net increase (decrease)                                          (940,315)          (664,252)
Net assets, beginning                                           4,911,095          5,575,347
                                                         -----------------  -----------------
Net assets, ending                                       $      3,970,780   $      4,911,095
                                                         =================  =================

Units sold                                                        111,813            138,610
Units redeemed                                                   (371,319)          (475,083)
                                                         -----------------  -----------------
Net increase (decrease)                                          (259,506)          (336,473)
Units outstanding, beginning                                    1,691,348          2,027,821
                                                         -----------------  -----------------
Units outstanding, ending                                       1,431,842          1,691,348
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    118,629,322
Cost of units redeemed/account charges                                          (125,967,306)
Net investment income (loss)                                                      22,423,692
Net realized gain (loss)                                                         (10,754,399)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (360,529)
                                                                            -----------------
Net assets                                                                  $      3,970,780
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.77               1,432  $            3,971               1.25%               -4.5%
12/31/2017                     2.90               1,691               4,911               1.25%                5.6%
12/31/2016                     2.75               2,028               5,575               1.25%               13.2%
12/31/2015                     2.43               2,631               6,391               1.25%               -4.8%
12/31/2014                     2.55               3,001               7,659               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.88                   0  $                0               1.00%               -4.3%
12/31/2017                     3.01                   0                   0               1.00%                5.9%
12/31/2016                     2.84                   0                   0               1.00%               13.5%
12/31/2015                     2.50                   0                   0               1.00%               -4.6%
12/31/2014                     2.62                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.99                   0  $                0               0.75%               -4.0%
12/31/2017                     3.12                   0                   0               0.75%                6.1%
12/31/2016                     2.94                   0                   0               0.75%               13.8%
12/31/2015                     2.58                   0                   0               0.75%               -4.3%
12/31/2014                     2.70                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.11                   0  $                0               0.50%               -3.8%
12/31/2017                     3.23                   0                   0               0.50%                6.4%
12/31/2016                     3.04                   0                   0               0.50%               14.0%
12/31/2015                     2.66                   0                   0               0.50%               -4.1%
12/31/2014                     2.78                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.23                   0  $                0               0.25%               -3.5%
12/31/2017                     3.35                   0                   0               0.25%                6.7%
12/31/2016                     3.14                   0                   0               0.25%               14.3%
12/31/2015                     2.75                   0                   0               0.25%               -3.9%
12/31/2014                     2.86                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.82                   0  $                0               0.00%               -3.3%
12/31/2017                     3.95                   0                   0               0.00%                6.9%
12/31/2016                     3.70                   0                   0               0.00%               14.6%
12/31/2015                     3.22                   0                   0               0.00%               -3.6%
12/31/2014                     3.35                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.4%
    2017        5.0%
    2016        4.8%
    2015        6.4%
    2014        4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     7,518,651   $     7,692,183          393,029
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,948)
                                     ----------------
Net assets                           $     7,513,703
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,506,277       2,768,407  $          2.71
Band 100                                         --              --             2.82
Band 75                                          --              --             2.93
Band 50                                          --              --             3.04
Band 25                                          --              --             3.16
Band 0                                        7,426           1,987             3.74
                                    ---------------  --------------
 Total                              $     7,513,703       2,770,394
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       137,283
Mortality & expense charges                                                        (118,555)
                                                                            ----------------
Net investment income (loss)                                                         18,728
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            224,857
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,711,447)
                                                                            ----------------
Net gain (loss)                                                                  (1,486,590)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,467,862)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,728   $         15,158
Net realized gain (loss)                                          224,857            145,914
Realized gain distributions                                            --              8,951
Net change in unrealized appreciation (depreciation)           (1,711,447)         2,269,237
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,467,862)         2,439,260
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          621,435            871,630
Cost of units redeemed                                         (1,913,456)        (2,038,230)
Account charges                                                    (3,447)            (4,994)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,295,468)        (1,171,594)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,763,330)         1,267,666
Net assets, beginning                                          10,277,033          9,009,367
                                                         -----------------  -----------------
Net assets, ending                                       $      7,513,703   $     10,277,033
                                                         =================  =================

Units sold                                                        202,014            304,107
Units redeemed                                                   (619,584)          (712,288)
                                                         -----------------  -----------------
Net increase (decrease)                                          (417,570)          (408,181)
Units outstanding, beginning                                    3,187,964          3,596,145
                                                         -----------------  -----------------
Units outstanding, ending                                       2,770,394          3,187,964
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    450,831,863
Cost of units redeemed/account charges                                          (462,198,129)
Net investment income (loss)                                                       5,820,412
Net realized gain (loss)                                                           6,211,052
Realized gain distributions                                                        7,022,037
Net change in unrealized appreciation (depreciation)                                (173,532)
                                                                            -----------------
Net assets                                                                  $      7,513,703
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71               2,768  $            7,506               1.25%              -15.9%
12/31/2017                     3.22               3,186              10,268               1.25%               28.7%
12/31/2016                     2.50               3,594               9,003               1.25%               -6.2%
12/31/2015                     2.67               3,987              10,652               1.25%                2.3%
12/31/2014                     2.61               4,140              10,809               1.25%               -9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.82                   0  $                0               1.00%              -15.7%
12/31/2017                     3.34                   0                   0               1.00%               29.0%
12/31/2016                     2.59                   0                   0               1.00%               -6.0%
12/31/2015                     2.75                   0                   0               1.00%                2.6%
12/31/2014                     2.68                   0                   0               1.00%               -9.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.93                   0  $                0               0.75%              -15.4%
12/31/2017                     3.46                   0                   0               0.75%               29.3%
12/31/2016                     2.68                   0                   0               0.75%               -5.8%
12/31/2015                     2.84                   0                   0               0.75%                2.9%
12/31/2014                     2.76                   0                   0               0.75%               -8.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.04                   0  $                0               0.50%              -15.2%
12/31/2017                     3.59                   0                   0               0.50%               29.6%
12/31/2016                     2.77                   0                   0               0.50%               -5.5%
12/31/2015                     2.93                   0                   0               0.50%                3.1%
12/31/2014                     2.84                   0                   0               0.50%               -8.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.16                   0  $                0               0.25%              -15.0%
12/31/2017                     3.72                   0                   0               0.25%               30.0%
12/31/2016                     2.86                   0                   0               0.25%               -5.3%
12/31/2015                     3.02                   0                   0               0.25%                3.4%
12/31/2014                     2.92                   0                   0               0.25%               -8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.74                   2  $                7               0.00%              -14.8%
12/31/2017                     4.39                   2                   9               0.00%               30.3%
12/31/2016                     3.37                   2                   7               0.00%               -5.1%
12/31/2015                     3.55                   2                   7               0.00%                3.6%
12/31/2014                     3.42                   2                   7               0.00%               -8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.4%
    2016        1.4%
    2015        1.4%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR FREEDOM INCOME FUND I CLASS - 315792606

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         36,684  $        38,886            3,544
                                                       ===============  ===============
Receivables: investments sold                      14
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         36,698
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       36,698          35,334  $          1.04
Band 100                                        --              --             1.05
Band 75                                         --              --             1.06
Band 50                                         --              --             1.07
Band 25                                         --              --             1.08
Band 0                                          --              --             1.09
                                    --------------  --------------
 Total                              $       36,698          35,334
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             728
Mortality & expense charges                                                                 (459)
                                                                               ------------------
Net investment income (loss)                                                                 269
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                1,283
Net change in unrealized appreciation (depreciation)                                      (2,635)
                                                                               ------------------
Net gain (loss)                                                                           (1,353)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (1,084)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             269   $             39
Net realized gain (loss)                                                 (1)             2,974
Realized gain distributions                                           1,283                946
Net change in unrealized appreciation (depreciation)                 (2,635)             1,076
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    (1,084)             5,035
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              1,852             25,127
Cost of units redeemed                                                   --           (165,760)
Account charges                                                          --                 (3)
                                                          ------------------  -----------------
Increase (decrease)                                                   1,852           (140,636)
                                                          ------------------  -----------------
Net increase (decrease)                                                 768           (135,601)
Net assets, beginning                                                35,930            171,531
                                                          ------------------  -----------------
Net assets, ending                                        $          36,698   $         35,930
                                                          ==================  =================

Units sold                                                            1,747             24,250
Units redeemed                                                           --           (161,755)
                                                          ------------------  -----------------
Net increase (decrease)                                               1,747           (137,505)
Units outstanding, beginning                                         33,587            171,092
                                                          ------------------  -----------------
Units outstanding, ending                                            35,334             33,587
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        218,244
Cost of units redeemed/account charges                                               (189,625)
Net investment income (loss)                                                            1,801
Net realized gain (loss)                                                                2,636
Realized gain distributions                                                             5,844
Net change in unrealized appreciation (depreciation)                                   (2,202)
                                                                             -----------------
Net assets                                                                   $         36,698
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                  35  $               37               1.25%               -2.9%
12/31/2017                     1.07                  34                  36               1.25%                6.7%
12/31/2016                     1.00                 171                 172               1.25%                3.9%
12/31/2015                     0.97                 182                 175               1.25%               -3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -2.7%
12/31/2017                     1.08                   0                   0               1.00%                7.0%
12/31/2016                     1.01                   0                   0               1.00%                4.2%
12/31/2015                     0.97                   0                   0               1.00%               -3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -2.4%
12/31/2017                     1.08                   0                   0               0.75%                7.2%
12/31/2016                     1.01                   0                   0               0.75%                4.4%
12/31/2015                     0.97                   0                   0               0.75%               -3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -2.2%
12/31/2017                     1.09                   0                   0               0.50%                7.5%
12/31/2016                     1.01                   0                   0               0.50%                4.7%
12/31/2015                     0.97                   0                   0               0.50%               -3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -1.9%
12/31/2017                     1.10                   0                   0               0.25%                7.8%
12/31/2016                     1.02                   0                   0               0.25%                4.9%
12/31/2015                     0.97                   0                   0               0.25%               -2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -1.7%
12/31/2017                     1.11                   0                   0               0.00%                8.0%
12/31/2016                     1.02                   0                   0               0.00%                5.2%
12/31/2015                     0.97                   0                   0               0.00%               -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.7%
    2016        1.7%
    2015        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2010 FUND I CLASS - 315792861

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        52,043  $        57,966             4,684
                                                       ===============   ===============
Receivables: investments sold                       8
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        52,051
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       52,051          49,261  $          1.06
Band 100                                        --              --             1.07
Band 75                                         --              --             1.08
Band 50                                         --              --             1.09
Band 25                                         --              --             1.10
Band 0                                          --              --             1.11
                                    --------------  --------------
 Total                              $       52,051          49,261
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,067
Mortality & expense charges                                                               (666)
                                                                              -----------------
Net investment income (loss)                                                               401
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    95
Realized gain distributions                                                              3,279
Net change in unrealized appreciation (depreciation)                                    (6,105)
                                                                              -----------------
Net gain (loss)                                                                         (2,731)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,330)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            401   $             99
Net realized gain (loss)                                               95              5,608
Realized gain distributions                                         3,279              5,474
Net change in unrealized appreciation (depreciation)               (6,105)               777
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,330)            11,958
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,666            149,707
Cost of units redeemed                                            (20,374)          (186,968)
Account charges                                                        (8)              (120)
                                                         -----------------  -----------------
Increase (decrease)                                                (6,716)           (37,381)
                                                         -----------------  -----------------
Net increase (decrease)                                            (9,046)           (25,423)
Net assets, beginning                                              61,097             86,520
                                                         -----------------  -----------------
Net assets, ending                                       $         52,051   $         61,097
                                                         =================  =================

Units sold                                                         12,424            143,886
Units redeemed                                                    (18,399)          (175,362)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,975)           (31,476)
Units outstanding, beginning                                       55,236             86,712
                                                         -----------------  -----------------
Units outstanding, ending                                          49,261             55,236
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        370,400
Cost of units redeemed/account charges                                               (332,504)
Net investment income (loss)                                                            2,225
Net realized gain (loss)                                                                4,525
Realized gain distributions                                                            13,328
Net change in unrealized appreciation (depreciation)                                   (5,923)
                                                                             -----------------
Net assets                                                                   $         52,051
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                  49  $               52               1.25%               -4.5%
12/31/2017                     1.11                  55                  61               1.25%               10.9%
12/31/2016                     1.00                  87                  87               1.25%                5.0%
12/31/2015                     0.95                 101                  96               1.25%               -5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -4.2%
12/31/2017                     1.11                   0                   0               1.00%               11.1%
12/31/2016                     1.00                   0                   0               1.00%                5.3%
12/31/2015                     0.95                   0                   0               1.00%               -4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -4.0%
12/31/2017                     1.12                   0                   0               0.75%               11.4%
12/31/2016                     1.01                   0                   0               0.75%                5.5%
12/31/2015                     0.95                   0                   0               0.75%               -4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -3.7%
12/31/2017                     1.13                   0                   0               0.50%               11.7%
12/31/2016                     1.01                   0                   0               0.50%                5.8%
12/31/2015                     0.95                   0                   0               0.50%               -4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -3.5%
12/31/2017                     1.14                   0                   0               0.25%               12.0%
12/31/2016                     1.01                   0                   0               0.25%                6.1%
12/31/2015                     0.96                   0                   0               0.25%               -4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -3.3%
12/31/2017                     1.14                   0                   0               0.00%               12.2%
12/31/2016                     1.02                   0                   0               0.00%                6.3%
12/31/2015                     0.96                   0                   0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.0%
    2016        1.8%
    2015        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2015 FUND I CLASS - 315792549

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        361,135  $       403,380           32,622
                                                       ===============  ===============
Receivables: investments sold                   1,112
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        362,247
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       362,247         340,423  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       362,247         340,423
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,414
Mortality & expense charges                                                            (4,448)
                                                                             -----------------
Net investment income (loss)                                                            2,966
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  329
Realized gain distributions                                                            27,562
Net change in unrealized appreciation (depreciation)                                  (50,426)
                                                                             -----------------
Net gain (loss)                                                                       (22,535)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (19,569)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,966   $          1,850
Net realized gain (loss)                                              329                992
Realized gain distributions                                        27,562             17,484
Net change in unrealized appreciation (depreciation)              (50,426)            12,706
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (19,569)            33,032
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           70,156            130,618
Cost of units redeemed                                            (34,577)           (25,195)
Account charges                                                      (212)              (151)
                                                         -----------------  -----------------
Increase (decrease)                                                35,367            105,272
                                                         -----------------  -----------------
Net increase (decrease)                                            15,798            138,304
Net assets, beginning                                             346,449            208,145
                                                         -----------------  -----------------
Net assets, ending                                       $        362,247   $        346,449
                                                         =================  =================

Units sold                                                         63,098            123,135
Units redeemed                                                    (31,166)           (23,302)
                                                         -----------------  -----------------
Net increase (decrease)                                            31,932             99,833
Units outstanding, beginning                                      308,491            208,658
                                                         -----------------  -----------------
Units outstanding, ending                                         340,423            308,491
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        582,384
Cost of units redeemed/account charges                                                (239,387)
Net investment income (loss)                                                            10,416
Net realized gain (loss)                                                                (5,918)
Realized gain distributions                                                             56,997
Net change in unrealized appreciation (depreciation)                                   (42,245)
                                                                              -----------------
Net assets                                                                    $        362,247
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 340  $              362               1.25%               -5.2%
12/31/2017                     1.12                 308                 346               1.25%               12.6%
12/31/2016                     1.00                 209                 208               1.25%                5.6%
12/31/2015                     0.94                 350                 330               1.25%               -5.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -5.0%
12/31/2017                     1.13                   0                   0               1.00%               12.9%
12/31/2016                     1.00                   0                   0               1.00%                5.9%
12/31/2015                     0.95                   0                   0               1.00%               -5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -4.8%
12/31/2017                     1.14                   0                   0               0.75%               13.1%
12/31/2016                     1.01                   0                   0               0.75%                6.1%
12/31/2015                     0.95                   0                   0               0.75%               -5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -4.5%
12/31/2017                     1.15                   0                   0               0.50%               13.4%
12/31/2016                     1.01                   0                   0               0.50%                6.4%
12/31/2015                     0.95                   0                   0               0.50%               -5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -4.3%
12/31/2017                     1.15                   0                   0               0.25%               13.7%
12/31/2016                     1.01                   0                   0               0.25%                6.7%
12/31/2015                     0.95                   0                   0               0.25%               -5.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -4.0%
12/31/2017                     1.16                   0                   0               0.00%               14.0%
12/31/2016                     1.02                   0                   0               0.00%                6.9%
12/31/2015                     0.95                   0                   0               0.00%               -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.0%
    2016        1.4%
    2015        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2020 FUND I CLASS - 315792812

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,192,515  $     1,347,623           98,799
                                                       ===============  ===============
Receivables: investments sold                   1,743
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,194,258
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,194,258       1,119,483  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     1,194,258       1,119,483
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         23,995
Mortality & expense charges                                                          (15,077)
                                                                            -----------------
Net investment income (loss)                                                           8,918
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              16,349
Realized gain distributions                                                           81,133
Net change in unrealized appreciation (depreciation)                                (175,652)
                                                                            -----------------
Net gain (loss)                                                                      (78,170)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (69,252)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,918   $          6,034
Net realized gain (loss)                                           16,349             52,790
Realized gain distributions                                        81,133             58,996
Net change in unrealized appreciation (depreciation)             (175,652)            29,869
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (69,252)           147,689
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          277,871          1,117,355
Cost of units redeemed                                           (340,864)          (676,418)
Account charges                                                      (690)            (2,195)
                                                         -----------------  -----------------
Increase (decrease)                                               (63,683)           438,742
                                                         -----------------  -----------------
Net increase (decrease)                                          (132,935)           586,431
Net assets, beginning                                           1,327,193            740,762
                                                         -----------------  -----------------
Net assets, ending                                       $      1,194,258   $      1,327,193
                                                         =================  =================

Units sold                                                        246,172          1,041,156
Units redeemed                                                   (296,253)          (614,621)
                                                         -----------------  -----------------
Net increase (decrease)                                           (50,081)           426,535
Units outstanding, beginning                                    1,169,564            743,029
                                                         -----------------  -----------------
Units outstanding, ending                                       1,119,483          1,169,564
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,528,004
Cost of units redeemed/account charges                                            (1,441,235)
Net investment income (loss)                                                          29,854
Net realized gain (loss)                                                              57,649
Realized gain distributions                                                          175,094
Net change in unrealized appreciation (depreciation)                                (155,108)
                                                                            -----------------
Net assets                                                                  $      1,194,258
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,119  $            1,194               1.25%               -6.0%
12/31/2017                     1.13               1,170               1,327               1.25%               13.8%
12/31/2016                     1.00                 743                 741               1.25%                5.9%
12/31/2015                     0.94                 886                 834               1.25%               -5.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -5.8%
12/31/2017                     1.14                   0                   0               1.00%               14.1%
12/31/2016                     1.00                   0                   0               1.00%                6.2%
12/31/2015                     0.94                   0                   0               1.00%               -5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -5.5%
12/31/2017                     1.15                   0                   0               0.75%               14.4%
12/31/2016                     1.01                   0                   0               0.75%                6.4%
12/31/2015                     0.94                   0                   0               0.75%               -5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -5.3%
12/31/2017                     1.16                   0                   0               0.50%               14.7%
12/31/2016                     1.01                   0                   0               0.50%                6.7%
12/31/2015                     0.95                   0                   0               0.50%               -5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -5.0%
12/31/2017                     1.16                   0                   0               0.25%               15.0%
12/31/2016                     1.01                   0                   0               0.25%                7.0%
12/31/2015                     0.95                   0                   0               0.25%               -5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -4.8%
12/31/2017                     1.17                   0                   0               0.00%               15.3%
12/31/2016                     1.02                   0                   0               0.00%                7.2%
12/31/2015                     0.95                   0                   0               0.00%               -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.0%
    2016        1.7%
    2015        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2025 FUND I CLASS - 315792481

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,587,011  $     1,756,889          132,030
                                                       ===============  ===============
Receivables: investments sold                   3,316
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,590,327
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,590,327       1,491,274  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     1,590,327       1,491,274
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         30,510
Mortality & expense charges                                                           (19,880)
                                                                             -----------------
Net investment income (loss)                                                           10,630
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,261
Realized gain distributions                                                           109,347
Net change in unrealized appreciation (depreciation)                                 (238,291)
                                                                             -----------------
Net gain (loss)                                                                      (123,683)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (113,053)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,630   $          8,605
Net realized gain (loss)                                            5,261              3,574
Realized gain distributions                                       109,347             49,739
Net change in unrealized appreciation (depreciation)             (238,291)            74,652
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (113,053)           136,570
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          326,089            794,062
Cost of units redeemed                                           (118,025)           (89,805)
Account charges                                                    (1,839)              (766)
                                                         -----------------  -----------------
Increase (decrease)                                               206,225            703,491
                                                         -----------------  -----------------
Net increase (decrease)                                            93,172            840,061
Net assets, beginning                                           1,497,155            657,094
                                                         -----------------  -----------------
Net assets, ending                                       $      1,590,327   $      1,497,155
                                                         =================  =================

Units sold                                                        285,577            733,089
Units redeemed                                                   (104,864)           (84,449)
                                                         -----------------  -----------------
Net increase (decrease)                                           180,713            648,640
Units outstanding, beginning                                    1,310,561            661,921
                                                         -----------------  -----------------
Units outstanding, ending                                       1,491,274          1,310,561
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,050,799
Cost of units redeemed/account charges                                                (502,088)
Net investment income (loss)                                                            31,344
Net realized gain (loss)                                                                (6,115)
Realized gain distributions                                                            186,265
Net change in unrealized appreciation (depreciation)                                  (169,878)
                                                                              -----------------
Net assets                                                                    $      1,590,327
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,491  $            1,590               1.25%               -6.6%
12/31/2017                     1.14               1,311               1,497               1.25%               15.1%
12/31/2016                     0.99                 662                 657               1.25%                6.0%
12/31/2015                     0.94                 701                 657               1.25%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -6.4%
12/31/2017                     1.15                   0                   0               1.00%               15.4%
12/31/2016                     1.00                   0                   0               1.00%                6.3%
12/31/2015                     0.94                   0                   0               1.00%               -6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -6.2%
12/31/2017                     1.16                   0                   0               0.75%               15.7%
12/31/2016                     1.00                   0                   0               0.75%                6.6%
12/31/2015                     0.94                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -5.9%
12/31/2017                     1.16                   0                   0               0.50%               15.9%
12/31/2016                     1.00                   0                   0               0.50%                6.8%
12/31/2015                     0.94                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -5.7%
12/31/2017                     1.17                   0                   0               0.25%               16.2%
12/31/2016                     1.01                   0                   0               0.25%                7.1%
12/31/2015                     0.94                   0                   0               0.25%               -5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -5.5%
12/31/2017                     1.18                   0                   0               0.00%               16.5%
12/31/2016                     1.01                   0                   0               0.00%                7.4%
12/31/2015                     0.94                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.0%
    2016        1.6%
    2015        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2030 FUND I CLASS - 315792754

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,194,992  $     2,479,811          171,886
                                                       ===============  ===============
Receivables: investments sold                   4,696
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,199,688
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,199,688       2,043,701  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     2,199,688       2,043,701
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         42,910
Mortality & expense charges                                                          (28,417)
                                                                            -----------------
Net investment income (loss)                                                          14,493
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,446
Realized gain distributions                                                          173,655
Net change in unrealized appreciation (depreciation)                                (382,758)
                                                                            -----------------
Net gain (loss)                                                                     (193,657)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (179,164)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,493   $          7,481
Net realized gain (loss)                                           15,446             69,684
Realized gain distributions                                       173,655             90,084
Net change in unrealized appreciation (depreciation)             (382,758)           106,426
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (179,164)           273,675
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          380,708          1,550,507
Cost of units redeemed                                           (242,074)          (758,924)
Account charges                                                    (2,848)            (1,960)
                                                         -----------------  -----------------
Increase (decrease)                                               135,786            789,623
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,378)         1,063,298
Net assets, beginning                                           2,243,066          1,179,768
                                                         -----------------  -----------------
Net assets, ending                                       $      2,199,688   $      2,243,066
                                                         =================  =================

Units sold                                                        326,848          1,415,641
Units redeemed                                                   (207,421)          (683,574)
                                                         -----------------  -----------------
Net increase (decrease)                                           119,427            732,067
Units outstanding, beginning                                    1,924,274          1,192,207
                                                         -----------------  -----------------
Units outstanding, ending                                       2,043,701          1,924,274
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,233,922
Cost of units redeemed/account charges                                            (1,176,735)
Net investment income (loss)                                                          39,099
Net realized gain (loss)                                                              78,848
Realized gain distributions                                                          309,373
Net change in unrealized appreciation (depreciation)                                (284,819)
                                                                            -----------------
Net assets                                                                  $      2,199,688
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               2,044  $            2,200               1.25%               -7.7%
12/31/2017                     1.17               1,924               2,243               1.25%               17.8%
12/31/2016                     0.99               1,192               1,180               1.25%                6.7%
12/31/2015                     0.93                 955                 886               1.25%               -7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -7.4%
12/31/2017                     1.17                   0                   0               1.00%               18.1%
12/31/2016                     0.99                   0                   0               1.00%                6.9%
12/31/2015                     0.93                   0                   0               1.00%               -7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -7.2%
12/31/2017                     1.18                   0                   0               0.75%               18.4%
12/31/2016                     1.00                   0                   0               0.75%                7.2%
12/31/2015                     0.93                   0                   0               0.75%               -7.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.0%
12/31/2017                     1.19                   0                   0               0.50%               18.7%
12/31/2016                     1.00                   0                   0               0.50%                7.5%
12/31/2015                     0.93                   0                   0               0.50%               -6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -6.7%
12/31/2017                     1.20                   0                   0               0.25%               19.0%
12/31/2016                     1.01                   0                   0               0.25%                7.8%
12/31/2015                     0.93                   0                   0               0.25%               -6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -6.5%
12/31/2017                     1.20                   0                   0               0.00%               19.3%
12/31/2016                     1.01                   0                   0               0.00%                8.0%
12/31/2015                     0.93                   0                   0               0.00%               -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.7%
    2016        1.7%
    2015        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2035 FUND I CLASS - 315792432

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,104,707  $     1,243,939           90,180
                                                       ===============  ===============
Receivables: investments sold                   2,095
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,106,802
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,106,802       1,025,134  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     1,106,802       1,025,134
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         20,588
Mortality & expense charges                                                          (14,925)
                                                                            -----------------
Net investment income (loss)                                                           5,663
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,942
Realized gain distributions                                                          102,876
Net change in unrealized appreciation (depreciation)                                (237,638)
                                                                            -----------------
Net gain (loss)                                                                     (111,820)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (106,157)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,663   $          1,836
Net realized gain (loss)                                           22,942             13,159
Realized gain distributions                                       102,876             44,725
Net change in unrealized appreciation (depreciation)             (237,638)           103,048
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (106,157)           162,768
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          318,285            513,366
Cost of units redeemed                                           (278,500)          (139,596)
Account charges                                                    (1,138)              (870)
                                                         -----------------  -----------------
Increase (decrease)                                                38,647            372,900
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,510)           535,668
Net assets, beginning                                           1,174,312            638,644
                                                         -----------------  -----------------
Net assets, ending                                       $      1,106,802   $      1,174,312
                                                         =================  =================

Units sold                                                        267,029            473,783
Units redeemed                                                   (232,281)          (129,677)
                                                         -----------------  -----------------
Net increase (decrease)                                            34,748            344,106
Units outstanding, beginning                                      990,386            646,280
                                                         -----------------  -----------------
Units outstanding, ending                                       1,025,134            990,386
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,674,640
Cost of units redeemed/account charges                                              (642,597)
Net investment income (loss)                                                          16,786
Net realized gain (loss)                                                              23,008
Realized gain distributions                                                          174,197
Net change in unrealized appreciation (depreciation)                                (139,232)
                                                                            -----------------
Net assets                                                                  $      1,106,802
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,025  $            1,107               1.25%               -8.9%
12/31/2017                     1.19                 990               1,174               1.25%               20.0%
12/31/2016                     0.99                 646                 639               1.25%                7.0%
12/31/2015                     0.92                 622                 574               1.25%               -7.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.7%
12/31/2017                     1.19                   0                   0               1.00%               20.3%
12/31/2016                     0.99                   0                   0               1.00%                7.3%
12/31/2015                     0.92                   0                   0               1.00%               -7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.5%
12/31/2017                     1.20                   0                   0               0.75%               20.6%
12/31/2016                     1.00                   0                   0               0.75%                7.5%
12/31/2015                     0.93                   0                   0               0.75%               -7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.3%
12/31/2017                     1.21                   0                   0               0.50%               20.9%
12/31/2016                     1.00                   0                   0               0.50%                7.8%
12/31/2015                     0.93                   0                   0               0.50%               -7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -8.0%
12/31/2017                     1.22                   0                   0               0.25%               21.2%
12/31/2016                     1.00                   0                   0               0.25%                8.1%
12/31/2015                     0.93                   0                   0               0.25%               -7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -7.8%
12/31/2017                     1.22                   0                   0               0.00%               21.5%
12/31/2016                     1.01                   0                   0               0.00%                8.4%
12/31/2015                     0.93                   0                   0               0.00%               -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.5%
    2016        1.5%
    2015        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2040 FUND I CLASS - 315792697

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,167,020  $     1,315,274           89,564
                                                       ===============  ===============
Receivables: investments sold                   1,591
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,168,611
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,168,611       1,086,017  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     1,168,611       1,086,017
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         21,379
Mortality & expense charges                                                          (15,082)
                                                                            -----------------
Net investment income (loss)                                                           6,297
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,764
Realized gain distributions                                                          102,372
Net change in unrealized appreciation (depreciation)                                (238,658)
                                                                            -----------------
Net gain (loss)                                                                     (125,522)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (119,225)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,297   $           (656)
Net realized gain (loss)                                           10,764             58,405
Realized gain distributions                                       102,372             49,231
Net change in unrealized appreciation (depreciation)             (238,658)            89,088
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (119,225)           196,068
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          233,227            631,343
Cost of units redeemed                                           (107,332)          (586,574)
Account charges                                                      (758)            (1,006)
                                                         -----------------  -----------------
Increase (decrease)                                               125,137             43,763
                                                         -----------------  -----------------
Net increase (decrease)                                             5,912            239,831
Net assets, beginning                                           1,162,699            922,868
                                                         -----------------  -----------------
Net assets, ending                                       $      1,168,611   $      1,162,699
                                                         =================  =================

Units sold                                                        196,061            575,103
Units redeemed                                                    (88,816)          (529,684)
                                                         -----------------  -----------------
Net increase (decrease)                                           107,245             45,419
Units outstanding, beginning                                      978,772            933,353
                                                         -----------------  -----------------
Units outstanding, ending                                       1,086,017            978,772
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,926,547
Cost of units redeemed/account charges                                              (874,263)
Net investment income (loss)                                                          17,435
Net realized gain (loss)                                                              59,689
Realized gain distributions                                                          187,457
Net change in unrealized appreciation (depreciation)                                (148,254)
                                                                            -----------------
Net assets                                                                  $      1,168,611
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,086  $            1,169               1.25%               -9.4%
12/31/2017                     1.19                 979               1,163               1.25%               20.1%
12/31/2016                     0.99                 933                 923               1.25%                7.0%
12/31/2015                     0.92                 684                 632               1.25%               -7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.2%
12/31/2017                     1.20                   0                   0               1.00%               20.4%
12/31/2016                     0.99                   0                   0               1.00%                7.3%
12/31/2015                     0.93                   0                   0               1.00%               -7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -9.0%
12/31/2017                     1.20                   0                   0               0.75%               20.7%
12/31/2016                     1.00                   0                   0               0.75%                7.6%
12/31/2015                     0.93                   0                   0               0.75%               -7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.7%
12/31/2017                     1.21                   0                   0               0.50%               21.0%
12/31/2016                     1.00                   0                   0               0.50%                7.8%
12/31/2015                     0.93                   0                   0               0.50%               -7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -8.5%
12/31/2017                     1.22                   0                   0               0.25%               21.3%
12/31/2016                     1.00                   0                   0               0.25%                8.1%
12/31/2015                     0.93                   0                   0               0.25%               -7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -8.3%
12/31/2017                     1.23                   0                   0               0.00%               21.6%
12/31/2016                     1.01                   0                   0               0.00%                8.4%
12/31/2015                     0.93                   0                   0               0.00%               -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.3%
    2016        1.7%
    2015        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2045 FUND I CLASS - 315792358

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,006,882  $     1,120,762           99,005
                                                       ===============  ===============
Receivables: investments sold                   3,004
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,009,886
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,009,886         937,868  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $    1,009,886         937,868
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         18,719
Mortality & expense charges                                                           (12,534)
                                                                             -----------------
Net investment income (loss)                                                            6,185
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,054
Realized gain distributions                                                            84,141
Net change in unrealized appreciation (depreciation)                                 (198,831)
                                                                             -----------------
Net gain (loss)                                                                      (109,636)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (103,451)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,185   $            156
Net realized gain (loss)                                            5,054             23,697
Realized gain distributions                                        84,141             31,976
Net change in unrealized appreciation (depreciation)             (198,831)            90,770
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (103,451)           146,599
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          275,315            367,387
Cost of units redeemed                                            (60,637)          (259,577)
Account charges                                                      (851)            (1,005)
                                                         -----------------  -----------------
Increase (decrease)                                               213,827            106,805
                                                         -----------------  -----------------
Net increase (decrease)                                           110,376            253,404
Net assets, beginning                                             899,510            646,106
                                                         -----------------  -----------------
Net assets, ending                                       $      1,009,886   $        899,510
                                                         =================  =================

Units sold                                                        236,917            341,029
Units redeemed                                                    (56,432)          (237,292)
                                                         -----------------  -----------------
Net increase (decrease)                                           180,485            103,737
Units outstanding, beginning                                      757,383            653,646
                                                         -----------------  -----------------
Units outstanding, ending                                         937,868            757,383
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,333,483
Cost of units redeemed/account charges                                              (392,483)
Net investment income (loss)                                                          15,460
Net realized gain (loss)                                                              25,268
Realized gain distributions                                                          142,038
Net change in unrealized appreciation (depreciation)                                (113,880)
                                                                            -----------------
Net assets                                                                  $      1,009,886
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 938  $            1,010               1.25%               -9.3%
12/31/2017                     1.19                 757                 900               1.25%               20.2%
12/31/2016                     0.99                 654                 646               1.25%                7.0%
12/31/2015                     0.92                 598                 553               1.25%               -7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.1%
12/31/2017                     1.20                   0                   0               1.00%               20.5%
12/31/2016                     0.99                   0                   0               1.00%                7.3%
12/31/2015                     0.93                   0                   0               1.00%               -7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.9%
12/31/2017                     1.20                   0                   0               0.75%               20.8%
12/31/2016                     1.00                   0                   0               0.75%                7.6%
12/31/2015                     0.93                   0                   0               0.75%               -7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.6%
12/31/2017                     1.21                   0                   0               0.50%               21.1%
12/31/2016                     1.00                   0                   0               0.50%                7.8%
12/31/2015                     0.93                   0                   0               0.50%               -7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -8.4%
12/31/2017                     1.22                   0                   0               0.25%               21.4%
12/31/2016                     1.00                   0                   0               0.25%                8.1%
12/31/2015                     0.93                   0                   0               0.25%               -7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -8.2%
12/31/2017                     1.23                   0                   0               0.00%               21.7%
12/31/2016                     1.01                   0                   0               0.00%                8.4%
12/31/2015                     0.93                   0                   0               0.00%               -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.3%
    2016        1.5%
    2015        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2050 FUND I CLASS - 315792291

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,274,795  $     1,431,323          125,595
                                                       ===============  ===============
Receivables: investments sold                   4,131
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,278,926
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,278,926       1,188,782  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     1,278,926       1,188,782
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         23,759
Mortality & expense charges                                                           (16,076)
                                                                             -----------------
Net investment income (loss)                                                            7,683
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,488
Realized gain distributions                                                           105,808
Net change in unrealized appreciation (depreciation)                                 (256,827)
                                                                             -----------------
Net gain (loss)                                                                      (142,531)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (134,848)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,683   $            (86)
Net realized gain (loss)                                            8,488             47,299
Realized gain distributions                                       105,808             37,363
Net change in unrealized appreciation (depreciation)             (256,827)           100,701
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (134,848)           185,277
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          374,778            593,561
Cost of units redeemed                                           (115,002)          (480,045)
Account charges                                                      (878)              (663)
                                                         -----------------  -----------------
Increase (decrease)                                               258,898            112,853
                                                         -----------------  -----------------
Net increase (decrease)                                           124,050            298,130
Net assets, beginning                                           1,154,876            856,746
                                                         -----------------  -----------------
Net assets, ending                                       $      1,278,926   $      1,154,876
                                                         =================  =================

Units sold                                                        314,756            570,232
Units redeemed                                                    (97,846)          (464,572)
                                                         -----------------  -----------------
Net increase (decrease)                                           216,910            105,660
Units outstanding, beginning                                      971,872            866,212
                                                         -----------------  -----------------
Units outstanding, ending                                       1,188,782            971,872
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,837,708
Cost of units redeemed/account charges                                              (645,868)
Net investment income (loss)                                                          18,404
Net realized gain (loss)                                                              53,611
Realized gain distributions                                                          171,599
Net change in unrealized appreciation (depreciation)                                (156,528)
                                                                            -----------------
Net assets                                                                  $      1,278,926
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,189  $            1,279               1.25%               -9.5%
12/31/2017                     1.19                 972               1,155               1.25%               20.1%
12/31/2016                     0.99                 866                 857               1.25%                7.1%
12/31/2015                     0.92                 619                 572               1.25%               -7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.2%
12/31/2017                     1.20                   0                   0               1.00%               20.4%
12/31/2016                     0.99                   0                   0               1.00%                7.3%
12/31/2015                     0.93                   0                   0               1.00%               -7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -9.0%
12/31/2017                     1.20                   0                   0               0.75%               20.7%
12/31/2016                     1.00                   0                   0               0.75%                7.6%
12/31/2015                     0.93                   0                   0               0.75%               -7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.8%
12/31/2017                     1.21                   0                   0               0.50%               21.0%
12/31/2016                     1.00                   0                   0               0.50%                7.9%
12/31/2015                     0.93                   0                   0               0.50%               -7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -8.5%
12/31/2017                     1.22                   0                   0               0.25%               21.3%
12/31/2016                     1.01                   0                   0               0.25%                8.1%
12/31/2015                     0.93                   0                   0               0.25%               -7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -8.3%
12/31/2017                     1.23                   0                   0               0.00%               21.6%
12/31/2016                     1.01                   0                   0               0.00%                8.4%
12/31/2015                     0.93                   0                   0               0.00%               -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.3%
    2016        1.7%
    2015        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2055 FUND I CLASS - 315793786

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        790,085  $       878,643           70,167
                                                       ===============  ===============
Receivables: investments sold                   3,449
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        793,534
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       793,534         737,275  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $       793,534         737,275
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         14,686
Mortality & expense charges                                                            (9,311)
                                                                             -----------------
Net investment income (loss)                                                            5,375
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,423
Realized gain distributions                                                            54,259
Net change in unrealized appreciation (depreciation)                                 (148,590)
                                                                             -----------------
Net gain (loss)                                                                       (88,908)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (83,533)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,375   $          1,151
Net realized gain (loss)                                            5,423              8,600
Realized gain distributions                                        54,259             12,643
Net change in unrealized appreciation (depreciation)             (148,590)            56,677
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (83,533)            79,071
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          368,759            291,602
Cost of units redeemed                                            (90,671)           (85,220)
Account charges                                                      (603)              (377)
                                                         -----------------  -----------------
Increase (decrease)                                               277,485            206,005
                                                         -----------------  -----------------
Net increase (decrease)                                           193,952            285,076
Net assets, beginning                                             599,582            314,506
                                                         -----------------  -----------------
Net assets, ending                                       $        793,534   $        599,582
                                                         =================  =================

Units sold                                                        310,061            263,734
Units redeemed                                                    (77,326)           (77,057)
                                                         -----------------  -----------------
Net increase (decrease)                                           232,735            186,677
Units outstanding, beginning                                      504,540            317,863
                                                         -----------------  -----------------
Units outstanding, ending                                         737,275            504,540
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,019,452
Cost of units redeemed/account charges                                              (235,392)
Net investment income (loss)                                                          10,246
Net realized gain (loss)                                                              11,602
Realized gain distributions                                                           76,184
Net change in unrealized appreciation (depreciation)                                 (88,558)
                                                                            -----------------
Net assets                                                                  $        793,534
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 737  $              794               1.25%               -9.4%
12/31/2017                     1.19                 505                 600               1.25%               20.1%
12/31/2016                     0.99                 318                 315               1.25%                7.1%
12/31/2015                     0.92                 230                 212               1.25%               -7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.2%
12/31/2017                     1.20                   0                   0               1.00%               20.4%
12/31/2016                     0.99                   0                   0               1.00%                7.3%
12/31/2015                     0.93                   0                   0               1.00%               -7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -9.0%
12/31/2017                     1.20                   0                   0               0.75%               20.7%
12/31/2016                     1.00                   0                   0               0.75%                7.6%
12/31/2015                     0.93                   0                   0               0.75%               -7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.7%
12/31/2017                     1.21                   0                   0               0.50%               21.0%
12/31/2016                     1.00                   0                   0               0.50%                7.9%
12/31/2015                     0.93                   0                   0               0.50%               -7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -8.5%
12/31/2017                     1.22                   0                   0               0.25%               21.3%
12/31/2016                     1.01                   0                   0               0.25%                8.1%
12/31/2015                     0.93                   0                   0               0.25%               -7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -8.3%
12/31/2017                     1.23                   0                   0               0.00%               21.6%
12/31/2016                     1.01                   0                   0               0.00%                8.4%
12/31/2015                     0.93                   0                   0               0.00%               -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.5%
    2016        1.7%
    2015        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2060 FUND I CLASS - 315793737

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         53,530  $        57,045            5,289
                                                       ===============  ===============
Receivables: investments sold                      22
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         53,552
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       53,552          49,790  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       53,552          49,790
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            614
Mortality & expense charges                                                              (399)
                                                                             -----------------
Net investment income (loss)                                                              215
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  486
Realized gain distributions                                                             1,884
Net change in unrealized appreciation (depreciation)                                   (5,862)
                                                                             -----------------
Net gain (loss)                                                                        (3,492)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,277)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            215   $             78
Net realized gain (loss)                                              486                530
Realized gain distributions                                         1,884                533
Net change in unrealized appreciation (depreciation)               (5,862)             2,260
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,277)             3,401
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           31,373             28,790
Cost of units redeemed                                             (3,779)            (4,884)
Account charges                                                       (37)               (30)
                                                         -----------------  -----------------
Increase (decrease)                                                27,557             23,876
                                                         -----------------  -----------------
Net increase (decrease)                                            24,280             27,277
Net assets, beginning                                              29,272              1,995
                                                         -----------------  -----------------
Net assets, ending                                       $         53,552   $         29,272
                                                         =================  =================

Units sold                                                         28,222             27,023
Units redeemed                                                     (3,079)            (4,394)
                                                         -----------------  -----------------
Net increase (decrease)                                            25,143             22,629
Units outstanding, beginning                                       24,647              2,018
                                                         -----------------  -----------------
Units outstanding, ending                                          49,790             24,647
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         62,048
Cost of units redeemed/account charges                                                 (8,736)
Net investment income (loss)                                                              306
Net realized gain (loss)                                                                1,017
Realized gain distributions                                                             2,432
Net change in unrealized appreciation (depreciation)                                   (3,515)
                                                                             -----------------
Net assets                                                                   $         53,552
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                  50  $               54               1.25%               -9.4%
12/31/2017                     1.19                  25                  29               1.25%               20.2%
12/31/2016                     0.99                   2                   2               1.25%                7.1%
12/31/2015                     0.92                   0                   0               1.25%               -7.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.2%
12/31/2017                     1.20                   0                   0               1.00%               20.5%
12/31/2016                     0.99                   0                   0               1.00%                7.3%
12/31/2015                     0.92                   0                   0               1.00%               -7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -9.0%
12/31/2017                     1.20                   0                   0               0.75%               20.8%
12/31/2016                     1.00                   0                   0               0.75%                7.6%
12/31/2015                     0.93                   0                   0               0.75%               -7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.8%
12/31/2017                     1.21                   0                   0               0.50%               21.1%
12/31/2016                     1.00                   0                   0               0.50%                7.9%
12/31/2015                     0.93                   0                   0               0.50%               -7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -8.5%
12/31/2017                     1.22                   0                   0               0.25%               21.4%
12/31/2016                     1.00                   0                   0               0.25%                8.1%
12/31/2015                     0.93                   0                   0               0.25%               -7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -8.3%
12/31/2017                     1.23                   0                   0               0.00%               21.7%
12/31/2016                     1.01                   0                   0               0.00%                8.4%
12/31/2015                     0.93                   0                   0               0.00%               -7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        2.0%
    2016        2.5%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR FREEDOM 2060 FUND M CLASS - 315793752

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $            77   $            83                7
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (6)
                                     ----------------
Net assets                           $            71
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           71              63  $          1.12
Band 100                                        --              --             1.13
Band 75                                         --              --             1.14
Band 50                                         --              --             1.15
Band 25                                         --              --             1.16
Band 0                                          --              --             1.17
                                    --------------  --------------
 Total                              $           71              63
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              1
Mortality & expense charges                                                                 --
                                                                              -----------------
Net investment income (loss)                                                                 1
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                  2
Net change in unrealized appreciation (depreciation)                                        (6)
                                                                              -----------------
Net gain (loss)                                                                             (4)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             (3)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             2                 --
Net change in unrealized appreciation (depreciation)                   (6)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      (3)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                               80                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (6)                --
                                                         -----------------  ----------------
Increase (decrease)                                                    74                 --
                                                         -----------------  ----------------
Net increase (decrease)                                                71                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $             71   $             --
                                                         =================  ================

Units sold                                                             68                 --
Units redeemed                                                         (5)                --
                                                         -----------------  ----------------
Net increase (decrease)                                                63                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                              63                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $             80
Cost of units redeemed/account charges                                                     (6)
Net investment income (loss)                                                                1
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 2
Net change in unrealized appreciation (depreciation)                                       (6)
                                                                             -----------------
Net assets                                                                   $             71
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.25%               -9.9%
12/31/2017                     1.25                   0                   0               1.25%               19.5%
12/31/2016                     1.04                   0                   0               1.25%                6.5%
12/31/2015                     0.98                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -9.6%
12/31/2017                     1.25                   0                   0               1.00%               19.8%
12/31/2016                     1.05                   0                   0               1.00%                6.8%
12/31/2015                     0.98                   0                   0               1.00%               -2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -9.4%
12/31/2017                     1.26                   0                   0               0.75%               20.1%
12/31/2016                     1.05                   0                   0               0.75%                7.1%
12/31/2015                     0.98                   0                   0               0.75%               -2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -9.2%
12/31/2017                     1.27                   0                   0               0.50%               20.4%
12/31/2016                     1.05                   0                   0               0.50%                7.3%
12/31/2015                     0.98                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -9.0%
12/31/2017                     1.27                   0                   0               0.25%               20.7%
12/31/2016                     1.06                   0                   0               0.25%                7.6%
12/31/2015                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -8.7%
12/31/2017                     1.28                   0                   0               0.00%               21.0%
12/31/2016                     1.06                   0                   0               0.00%                7.9%
12/31/2015                     0.98                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR BALANCED FUND I CLASS - 315807867

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       146,636  $        171,269            7,734
                                                      ================  ===============
Receivables: investments sold                    429
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       147,065
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       147,065         146,451  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       147,065         146,451
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,278
Mortality & expense charges                                                             (1,852)
                                                                              -----------------
Net investment income (loss)                                                               426
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (987)
Realized gain distributions                                                              8,719
Net change in unrealized appreciation (depreciation)                                   (24,633)
                                                                              -----------------
Net gain (loss)                                                                        (16,901)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (16,475)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            426   $             --
Net realized gain (loss)                                             (987)                --
Realized gain distributions                                         8,719                 --
Net change in unrealized appreciation (depreciation)              (24,633)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (16,475)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          200,576                 --
Cost of units redeemed                                            (37,018)                --
Account charges                                                       (18)                --
                                                         -----------------  ----------------
Increase (decrease)                                               163,540                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           147,065                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        147,065   $             --
                                                         =================  ================

Units sold                                                        180,163                 --
Units redeemed                                                    (33,712)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           146,451                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         146,451                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        200,576
Cost of units redeemed/account charges                                                 (37,036)
Net investment income (loss)                                                               426
Net realized gain (loss)                                                                  (987)
Realized gain distributions                                                              8,719
Net change in unrealized appreciation (depreciation)                                   (24,633)
                                                                              -----------------
Net assets                                                                    $        147,065
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 146  $              147               1.25%               -5.4%
12/31/2017                     1.06                   0                   0               1.25%                6.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -5.1%
12/31/2017                     1.06                   0                   0               1.00%                6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -4.9%
12/31/2017                     1.06                   0                   0               0.75%                6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -4.7%
12/31/2017                     1.07                   0                   0               0.50%                6.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -4.4%
12/31/2017                     1.07                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -4.2%
12/31/2017                     1.07                   0                   0               0.00%                6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR BALANCED FUND M CLASS - 315807404

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         55,952  $        62,952            2,973
                                                       ===============  ===============
Receivables: investments sold                      24
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         55,976
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       55,976          56,147  $          1.00
Band 100                                        --              --             1.00
Band 75                                         --              --             1.00
Band 50                                         --              --             1.01
Band 25                                         --              --             1.01
Band 0                                          --              --             1.02
                                    --------------  --------------
 Total                              $       55,976          56,147
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            579
Mortality & expense charges                                                             (676)
                                                                            -----------------
Net investment income (loss)                                                             (97)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            3,313
Net change in unrealized appreciation (depreciation)                                  (7,000)
                                                                            -----------------
Net gain (loss)                                                                       (3,687)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (3,784)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (97)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                         3,313                 --
Net change in unrealized appreciation (depreciation)               (7,000)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (3,784)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           59,760                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                59,760                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            55,976                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         55,976   $             --
                                                         =================  ================

Units sold                                                         56,147                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            56,147                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          56,147                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         59,760
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                             (97)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            3,313
Net change in unrealized appreciation (depreciation)                                  (7,000)
                                                                            -----------------
Net assets                                                                  $         55,976
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  56  $               56               1.25%               -5.8%
12/31/2017                     1.06                   0                   0               1.25%                5.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -5.6%
12/31/2017                     1.06                   0                   0               1.00%                6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -5.4%
12/31/2017                     1.06                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -5.1%
12/31/2017                     1.06                   0                   0               0.50%                6.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -4.9%
12/31/2017                     1.06                   0                   0               0.25%                6.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -4.6%
12/31/2017                     1.07                   0                   0               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR BALANCED FUND Z CLASS - 315805192

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      519,757   $       615,677           27,413
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (712)
                                     ---------------
Net assets                           $      519,045
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       519,045         515,758  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       519,045         515,758
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          4,915
Mortality & expense charges                                                             (1,866)
                                                                              -----------------
Net investment income (loss)                                                             3,049
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,930)
Realized gain distributions                                                             31,730
Net change in unrealized appreciation (depreciation)                                   (95,920)
                                                                              -----------------
Net gain (loss)                                                                        (68,120)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (65,071)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,049   $             --
Net realized gain (loss)                                           (3,930)                --
Realized gain distributions                                        31,730                 --
Net change in unrealized appreciation (depreciation)              (95,920)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (65,071)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          617,566                 --
Cost of units redeemed                                            (33,168)                --
Account charges                                                      (282)                --
                                                         -----------------  ----------------
Increase (decrease)                                               584,116                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           519,045                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        519,045   $             --
                                                         =================  ================

Units sold                                                        547,246                 --
Units redeemed                                                    (31,488)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           515,758                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         515,758                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        617,566
Cost of units redeemed/account charges                                                 (33,450)
Net investment income (loss)                                                             3,049
Net realized gain (loss)                                                                (3,930)
Realized gain distributions                                                             31,730
Net change in unrealized appreciation (depreciation)                                   (95,920)
                                                                              -----------------
Net assets                                                                    $        519,045
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 516  $              519               1.25%               -5.3%
12/31/2017                     1.06                   0                   0               1.25%                6.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -5.0%
12/31/2017                     1.06                   0                   0               1.00%                6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -4.8%
12/31/2017                     1.06                   0                   0               0.75%                6.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -4.5%
12/31/2017                     1.07                   0                   0               0.50%                6.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -4.3%
12/31/2017                     1.07                   0                   0               0.25%                6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -4.1%
12/31/2017                     1.07                   0                   0               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND Z CLASS - 315920173

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         25,754  $        27,784            1,330
                                                       ===============  ===============
Receivables: investments sold                      60
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         25,814
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       25,814          28,544  $          0.90
Band 100                                        --              --             0.91
Band 75                                         --              --             0.91
Band 50                                         --              --             0.91
Band 25                                         --              --             0.92
Band 0                                          --              --             0.92
                                    --------------  --------------
 Total                              $       25,814          28,544
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            349
Mortality & expense charges                                                              (57)
                                                                            -----------------
Net investment income (loss)                                                             292
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                              929
Net change in unrealized appreciation (depreciation)                                  (2,030)
                                                                            -----------------
Net gain (loss)                                                                       (1,101)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $           (809)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            292   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           929                 --
Net change in unrealized appreciation (depreciation)               (2,030)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (809)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           26,623                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                26,623                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            25,814                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         25,814   $             --
                                                         =================  ================

Units sold                                                         28,544                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            28,544                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          28,544                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        26,623
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                            292
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             929
Net change in unrealized appreciation (depreciation)                                 (2,030)
                                                                            ----------------
Net assets                                                                  $        25,814
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                  29  $               26               1.25%              -16.2%
12/31/2017                     1.08                   0                   0               1.25%                8.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%              -16.0%
12/31/2017                     1.08                   0                   0               1.00%                8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -15.8%
12/31/2017                     1.08                   0                   0               0.75%                8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -15.6%
12/31/2017                     1.08                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.25%              -15.4%
12/31/2017                     1.09                   0                   0               0.25%                8.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -15.2%
12/31/2017                     1.09                   0                   0               0.00%                8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   FIDELITY ADVISOR DIVERSIFIED STOCK FUND Z CLASS - 316127844 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%               -6.5%
12/31/2017                     1.11                   0                   0               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -6.2%
12/31/2017                     1.11                   0                   0               1.00%               11.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -6.0%
12/31/2017                     1.11                   0                   0               0.75%               11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -5.7%
12/31/2017                     1.12                   0                   0               0.50%               11.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -5.5%
12/31/2017                     1.12                   0                   0               0.25%               11.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.3%
12/31/2017                     1.12                   0                   0               0.00%               11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2005 FUND Z6 CLASS - 315794107 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -3.5%
12/31/2017                     1.01                   0                   0               1.25%                1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -2.3%
12/31/2017                     1.01                   0                   0               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -3.0%
12/31/2017                     1.01                   0                   0               0.75%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -2.8%
12/31/2017                     1.01                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -2.6%
12/31/2017                     1.01                   0                   0               0.25%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -2.3%
12/31/2017                     1.01                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2010 FUND Z6 CLASS - 315794206 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%               -4.3%
12/31/2017                     1.01                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -3.1%
12/31/2017                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -3.8%
12/31/2017                     1.02                   0                   0               0.75%                1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -3.6%
12/31/2017                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -3.4%
12/31/2017                     1.02                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -3.1%
12/31/2017                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2015 FUND Z6 CLASS - 315794305 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.98
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.25%               -5.1%
12/31/2017                     1.02                   0                   0               1.25%                1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -3.9%
12/31/2017                     1.02                   0                   0               1.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -4.6%
12/31/2017                     1.02                   0                   0               0.75%                1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -4.4%
12/31/2017                     1.02                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -4.1%
12/31/2017                     1.02                   0                   0               0.25%                1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -3.9%
12/31/2017                     1.02                   0                   0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2020 FUND Z6 CLASS - 315794404 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.97
Band 75                                         --              --            0.96
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.25%               -5.9%
12/31/2017                     1.02                   0                   0               1.25%                1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -4.7%
12/31/2017                     1.02                   0                   0               1.00%                2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -5.4%
12/31/2017                     1.02                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -5.2%
12/31/2017                     1.02                   0                   0               0.50%                2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%               -4.9%
12/31/2017                     1.02                   0                   0               0.25%                2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -4.7%
12/31/2017                     1.02                   0                   0               0.00%                2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2025 FUND Z6 CLASS - 315794503 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.97
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -6.4%
12/31/2017                     1.02                   0                   0               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -5.2%
12/31/2017                     1.02                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -5.9%
12/31/2017                     1.02                   0                   0               0.75%                2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -5.7%
12/31/2017                     1.02                   0                   0               0.50%                2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%               -5.5%
12/31/2017                     1.02                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -5.2%
12/31/2017                     1.02                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2030 FUND Z6 CLASS - 315794602 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.96
Band 75                                         --              --            0.95
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -7.5%
12/31/2017                     1.02                   0                   0               1.25%                2.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%               -6.3%
12/31/2017                     1.03                   0                   0               1.00%                2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -7.0%
12/31/2017                     1.03                   0                   0               0.75%                2.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -6.8%
12/31/2017                     1.03                   0                   0               0.50%                2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -6.5%
12/31/2017                     1.03                   0                   0               0.25%                2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -6.3%
12/31/2017                     1.03                   0                   0               0.00%                2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2035 FUND Z6 CLASS - 315794701 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -8.7%
12/31/2017                     1.03                   0                   0               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -7.6%
12/31/2017                     1.03                   0                   0               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.3%
12/31/2017                     1.03                   0                   0               0.75%                2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -8.0%
12/31/2017                     1.03                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -7.8%
12/31/2017                     1.03                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -7.6%
12/31/2017                     1.03                   0                   0               0.00%                3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2040 FUND Z6 CLASS - 315794800 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%               -9.2%
12/31/2017                     1.03                   0                   0               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.1%
12/31/2017                     1.03                   0                   0               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.8%
12/31/2017                     1.03                   0                   0               0.75%                2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.5%
12/31/2017                     1.03                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -8.3%
12/31/2017                     1.03                   0                   0               0.25%                3.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.1%
12/31/2017                     1.03                   0                   0               0.00%                3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2045 FUND Z6 CLASS - 315794883 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%               -9.1%
12/31/2017                     1.03                   0                   0               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.0%
12/31/2017                     1.03                   0                   0               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.7%
12/31/2017                     1.03                   0                   0               0.75%                2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.5%
12/31/2017                     1.03                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -8.2%
12/31/2017                     1.03                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.0%
12/31/2017                     1.03                   0                   0               0.00%                3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2050 FUND Z6 CLASS - 315794875 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%               -9.2%
12/31/2017                     1.03                   0                   0               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.1%
12/31/2017                     1.03                   0                   0               1.00%                2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.7%
12/31/2017                     1.03                   0                   0               0.75%                2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.5%
12/31/2017                     1.03                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -8.3%
12/31/2017                     1.03                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.0%
12/31/2017                     1.03                   0                   0               0.00%                2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2055 FUND Z6 CLASS - 315794867 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%               -9.2%
12/31/2017                     1.03                   0                   0               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.0%
12/31/2017                     1.03                   0                   0               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.7%
12/31/2017                     1.03                   0                   0               0.75%                2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.5%
12/31/2017                     1.03                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -8.2%
12/31/2017                     1.03                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.0%
12/31/2017                     1.03                   0                   0               0.00%                3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR FREEDOM 2060 FUND Z6 CLASS - 315794859 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -9.1%
12/31/2017                     1.03                   0                   0               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.0%
12/31/2017                     1.03                   0                   0               1.00%                3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.7%
12/31/2017                     1.03                   0                   0               0.75%                3.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.5%
12/31/2017                     1.03                   0                   0               0.50%                3.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -8.2%
12/31/2017                     1.03                   0                   0               0.25%                3.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.0%
12/31/2017                     1.03                   0                   0               0.00%                3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR FREEDOM INCOME FUND Z6 CLASS - 315794842 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -2.8%
12/31/2017                     1.01                   0                   0               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -1.5%
12/31/2017                     1.01                   0                   0               1.00%                0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -2.3%
12/31/2017                     1.01                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -2.0%
12/31/2017                     1.01                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -1.8%
12/31/2017                     1.01                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.5%
12/31/2017                     1.01                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR INT'L CAP APPRECIATION FUND Z CLASS - 315920157

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        82,705   $        98,348            4,524
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (3)
                                     ----------------
Net assets                           $        82,702
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       82,702          86,564  $          0.96
Band 100                                        --              --             0.96
Band 75                                         --              --             0.96
Band 50                                         --              --             0.97
Band 25                                         --              --             0.97
Band 0                                          --              --             0.97
                                    --------------  --------------
 Total                              $       82,702          86,564
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            548
Mortality & expense charges                                                             (1,035)
                                                                              -----------------
Net investment income (loss)                                                              (487)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,020)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (15,643)
                                                                              -----------------
Net gain (loss)                                                                        (20,663)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (21,150)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (487)  $             --
Net realized gain (loss)                                           (5,020)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (15,643)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (21,150)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          259,728                 --
Cost of units redeemed                                           (155,876)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               103,852                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            82,702                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         82,702   $             --
                                                         =================  ================

Units sold                                                        226,310                 --
Units redeemed                                                   (139,746)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            86,564                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          86,564                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        259,728
Cost of units redeemed/account charges                                                (155,876)
Net investment income (loss)                                                              (487)
Net realized gain (loss)                                                                (5,020)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (15,643)
                                                                              -----------------
Net assets                                                                    $         82,702
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                  87  $               83               1.25%              -13.8%
12/31/2017                     1.11                   0                   0               1.25%               10.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%              -13.6%
12/31/2017                     1.11                   0                   0               1.00%               11.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%              -13.4%
12/31/2017                     1.11                   0                   0               0.75%               11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%              -13.1%
12/31/2017                     1.11                   0                   0               0.50%               11.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%              -12.9%
12/31/2017                     1.11                   0                   0               0.25%               11.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%              -12.7%
12/31/2017                     1.12                   0                   0               0.00%               11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR NEW INSIGHTS FUND Z CLASS - 316071869

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      639,679   $       770,516           23,552
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (339)
                                     ---------------
Net assets                           $      639,340
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       639,340         607,022  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       639,340         607,022
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,550
Mortality & expense charges                                                             (1,662)
                                                                              -----------------
Net investment income (loss)                                                               888
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,835)
Realized gain distributions                                                             65,280
Net change in unrealized appreciation (depreciation)                                  (130,837)
                                                                              -----------------
Net gain (loss)                                                                        (71,392)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (70,504)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            888   $             --
Net realized gain (loss)                                           (5,835)                --
Realized gain distributions                                        65,280                 --
Net change in unrealized appreciation (depreciation)             (130,837)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (70,504)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          756,036                 --
Cost of units redeemed                                            (46,183)                --
Account charges                                                        (9)                --
                                                         -----------------  ----------------
Increase (decrease)                                               709,844                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           639,340                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        639,340   $             --
                                                         =================  ================

Units sold                                                        649,367                 --
Units redeemed                                                    (42,345)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           607,022                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         607,022                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        756,036
Cost of units redeemed/account charges                                                 (46,192)
Net investment income (loss)                                                               888
Net realized gain (loss)                                                                (5,835)
Realized gain distributions                                                             65,280
Net change in unrealized appreciation (depreciation)                                  (130,837)
                                                                              -----------------
Net assets                                                                    $        639,340
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 607  $              639               1.25%               -5.3%
12/31/2017                     1.11                   0                   0               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -5.0%
12/31/2017                     1.11                   0                   0               1.00%               11.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -4.8%
12/31/2017                     1.11                   0                   0               0.75%               11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -4.5%
12/31/2017                     1.12                   0                   0               0.50%               11.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -4.3%
12/31/2017                     1.12                   0                   0               0.25%               11.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -4.1%
12/31/2017                     1.12                   0                   0               0.00%               11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  FIDELITY ADVISOR REAL ESTATE INCOME FUND I CLASS - 316389444 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -1.9%
12/31/2017                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -1.6%
12/31/2017                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -1.4%
12/31/2017                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.1%
12/31/2017                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -0.9%
12/31/2017                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%
12/31/2017                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR TOTAL BOND FUND Z CLASS - 31617L798

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,021,232  $     1,031,073           99,541
                                                       ===============  ===============
Receivables: investments sold                   1,838
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,023,070
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,023,070       1,036,178  $          0.99
Band 100                                         --              --             0.99
Band 75                                          --              --             0.99
Band 50                                          --              --             1.00
Band 25                                          --              --             1.00
Band 0                                           --              --             1.01
                                    ---------------  --------------
 Total                              $     1,023,070       1,036,178
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         15,852
Mortality & expense charges                                                             (5,005)
                                                                              -----------------
Net investment income (loss)                                                            10,847
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (142)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (9,841)
                                                                              -----------------
Net gain (loss)                                                                         (9,983)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            864
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,847   $             --
Net realized gain (loss)                                             (142)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (9,841)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     864                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,116,809                 --
Cost of units redeemed                                            (94,245)                --
Account charges                                                      (358)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,022,206                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,023,070                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,023,070   $             --
                                                         =================  ================

Units sold                                                      1,132,143                 --
Units redeemed                                                    (95,965)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,036,178                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,036,178                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,116,809
Cost of units redeemed/account charges                                                 (94,603)
Net investment income (loss)                                                            10,847
Net realized gain (loss)                                                                  (142)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (9,841)
                                                                              -----------------
Net assets                                                                    $      1,023,070
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               1,036  $            1,023               1.25%               -1.8%
12/31/2017                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -1.6%
12/31/2017                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -1.3%
12/31/2017                     1.01                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -1.1%
12/31/2017                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -0.8%
12/31/2017                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -0.6%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR ENERGY FUND I CLASS - 315916866 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.80
Band 100                                        --              --            0.80
Band 75                                         --              --            0.80
Band 50                                         --              --            0.80
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR ENERGY FUND M CLASS - 315916106 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.80
Band 100                                        --              --            0.80
Band 75                                         --              --            0.80
Band 50                                         --              --            0.80
Band 25                                         --              --            0.80
Band 0                                          --              --            0.80
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   UIT-FIDELITY ADVISOR MID CAP VALUE FUND Z CLASS - 316128511 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.83
Band 100                                        --              --            0.83
Band 75                                         --              --            0.83
Band 50                                         --              --            0.83
Band 25                                         --              --            0.83
Band 0                                          --              --            0.83
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY INTERNATIONAL INDEX FUND - 315911727 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FIDELITY MID CAP INDEX FUND - 316146265 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.85
Band 50                                         --              --            0.85
Band 25                                         --              --            0.85
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY SMALL CAP INDEX FUND - 316146182 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.79
Band 100                                        --              --            0.79
Band 75                                         --              --            0.79
Band 50                                         --              --            0.79
Band 25                                         --              --            0.79
Band 0                                          --              --            0.79
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FIDELITY TOTAL MARKET INDEX FUND - 315911693 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FIDELITY U.S. BOND INDEX FUND - 316146356 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                     FIDELITY 500 INDEX FUND - 315911750

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         2,229   $         2,313               25
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         2,227
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,227            2,531  $         0.88
Band 100                                         --               --            0.88
Band 75                                          --               --            0.88
Band 50                                          --               --            0.88
Band 25                                          --               --            0.88
Band 0                                           --               --            0.88
                                    ---------------  ---------------
 Total                              $         2,227            2,531
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                                (1)
                                                                             -----------------
Net investment income (loss)                                                               (1)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 2
Net change in unrealized appreciation (depreciation)                                      (84)
                                                                             -----------------
Net gain (loss)                                                                           (82)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            (83)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (1)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             2                 --
Net change in unrealized appreciation (depreciation)                  (84)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (83)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,314                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (4)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,310                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,227                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          2,227   $             --
                                                         =================  ================

Units sold                                                          2,535                 --
Units redeemed                                                         (4)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,531                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           2,531                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $          2,314
Cost of units redeemed/account charges                                                     (4)
Net investment income (loss)                                                               (1)
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 2
Net change in unrealized appreciation (depreciation)                                      (84)
                                                                             -----------------
Net assets                                                                   $          2,227
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   3  $                2               0.00%              -12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FRANKLIN STRATEGIC INCOME FUND R CLASS - 354713554

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,843,609   $    1,923,286          199,740
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (21,359)
                                     ----------------
Net assets                           $     1,822,250
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,468,050         850,694  $          1.73
Band 100                                    162,120          90,431             1.79
Band 75                                          --              --             1.86
Band 50                                          --              --             1.93
Band 25                                          --              --             2.01
Band 0                                      192,080          91,942             2.09
                                    ---------------  --------------
 Total                              $     1,822,250       1,033,067
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         77,098
Mortality & expense charges                                                            (21,860)
                                                                              -----------------
Net investment income (loss)                                                            55,238
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,013)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                  (113,767)
                                                                              -----------------
Net gain (loss)                                                                       (116,780)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (61,542)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         55,238   $         20,985
Net realized gain (loss)                                           (3,013)          (149,360)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (113,767)           221,994
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (61,542)            93,619
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          252,815          4,361,285
Cost of units redeemed                                           (449,129)        (5,410,420)
Account charges                                                      (526)              (560)
                                                         -----------------  -----------------
Increase (decrease)                                              (196,840)        (1,049,695)
                                                         -----------------  -----------------
Net increase (decrease)                                          (258,382)          (956,076)
Net assets, beginning                                           2,080,632          3,036,708
                                                         -----------------  -----------------
Net assets, ending                                       $      1,822,250   $      2,080,632
                                                         =================  =================

Units sold                                                        168,112          2,517,517
Units redeemed                                                   (279,280)        (3,099,770)
                                                         -----------------  -----------------
Net increase (decrease)                                          (111,168)          (582,253)
Units outstanding, beginning                                    1,144,235          1,726,488
                                                         -----------------  -----------------
Units outstanding, ending                                       1,033,067          1,144,235
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     23,604,368
Cost of units redeemed/account charges                                            (23,504,625)
Net investment income (loss)                                                        1,790,039
Net realized gain (loss)                                                              (87,743)
Realized gain distributions                                                            99,888
Net change in unrealized appreciation (depreciation)                                  (79,677)
                                                                             -----------------
Net assets                                                                   $      1,822,250
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 851  $            1,468               1.25%               -3.2%
12/31/2017                     1.78                 910               1,624               1.25%                3.0%
12/31/2016                     1.73               1,420               2,461               1.25%                6.3%
12/31/2015                     1.63               1,739               2,834               1.25%               -5.7%
12/31/2014                     1.73               2,058               3,557               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                  90  $              162               1.00%               -3.0%
12/31/2017                     1.85                 147                 272               1.00%                3.2%
12/31/2016                     1.79                 196                 350               1.00%                6.6%
12/31/2015                     1.68                 225                 378               1.00%               -5.5%
12/31/2014                     1.78                 227                 403               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.75%               -2.8%
12/31/2017                     1.92                   0                   0               0.75%                3.5%
12/31/2016                     1.85                   0                   0               0.75%                6.8%
12/31/2015                     1.73                   0                   0               0.75%               -5.2%
12/31/2014                     1.83                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.50%               -2.5%
12/31/2017                     1.98                   0                   0               0.50%                3.7%
12/31/2016                     1.91                   0                   0               0.50%                7.1%
12/31/2015                     1.79                   0                   0               0.50%               -5.0%
12/31/2014                     1.88                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.25%               -2.3%
12/31/2017                     2.06                   0                   0               0.25%                4.0%
12/31/2016                     1.98                   0                   0               0.25%                7.4%
12/31/2015                     1.84                   0                   0               0.25%               -4.8%
12/31/2014                     1.93                   0                   0               0.25%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                  92  $              192               0.00%               -2.0%
12/31/2017                     2.13                  87                 185               0.00%                4.3%
12/31/2016                     2.05                 110                 226               0.00%                7.6%
12/31/2015                     1.90                 254                 483               0.00%               -4.5%
12/31/2014                     1.99                 224                 447               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.0%
    2017        2.0%
    2016        2.4%
    2015        4.2%
    2014        5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  TEMPLETON GROWTH FUND A CLASS - 880199104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       377,341  $        414,920           18,202
                                                      ================  ===============
Receivables: investments sold                    752
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       378,093
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       378,093         383,223  $         0.99
Band 100                                        --              --            1.02
Band 75                                         --              --            1.05
Band 50                                         --              --            1.08
Band 25                                         --              --            1.11
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       378,093         383,223
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,282
Mortality & expense charges                                                            (5,447)
                                                                             -----------------
Net investment income (loss)                                                            1,835
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,425
Realized gain distributions                                                            36,246
Net change in unrealized appreciation (depreciation)                                 (112,823)
                                                                             -----------------
Net gain (loss)                                                                       (71,152)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (69,317)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,835   $          1,970
Net realized gain (loss)                                            5,425             32,342
Realized gain distributions                                        36,246                 --
Net change in unrealized appreciation (depreciation)             (112,823)            35,604
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (69,317)            69,916
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           33,730             85,986
Cost of units redeemed                                            (34,118)          (253,093)
Account charges                                                      (741)              (577)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,129)          (167,684)
                                                         -----------------  -----------------
Net increase (decrease)                                           (70,446)           (97,768)
Net assets, beginning                                             448,539            546,307
                                                         -----------------  -----------------
Net assets, ending                                       $        378,093   $        448,539
                                                         =================  =================

Units sold                                                         29,822             78,367
Units redeemed                                                    (30,269)          (238,356)
                                                         -----------------  -----------------
Net increase (decrease)                                              (447)          (159,989)
Units outstanding, beginning                                      383,670            543,659
                                                         -----------------  -----------------
Units outstanding, ending                                         383,223            383,670
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       7,641,290
Cost of units redeemed/account charges                                             (5,020,272)
Net investment income (loss)                                                           58,895
Net realized gain (loss)                                                           (2,311,180)
Realized gain distributions                                                            46,939
Net change in unrealized appreciation (depreciation)                                  (37,579)
                                                                            ------------------
Net assets                                                                  $         378,093
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 383  $              378               1.25%              -15.6%
12/31/2017                     1.17                 384                 449               1.25%               16.3%
12/31/2016                     1.00                 544                 546               1.25%                7.7%
12/31/2015                     0.93                 522                 487               1.25%               -7.6%
12/31/2014                     1.01               1,012               1,023               1.25%               -3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -15.4%
12/31/2017                     1.20                   0                   0               1.00%               16.6%
12/31/2016                     1.03                   0                   0               1.00%                8.0%
12/31/2015                     0.95                   0                   0               1.00%               -7.4%
12/31/2014                     1.03                   0                   0               1.00%               -2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%              -15.2%
12/31/2017                     1.23                   0                   0               0.75%               16.9%
12/31/2016                     1.05                   0                   0               0.75%                8.2%
12/31/2015                     0.97                   0                   0               0.75%               -7.2%
12/31/2014                     1.05                   0                   0               0.75%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -15.0%
12/31/2017                     1.27                   0                   0               0.50%               17.2%
12/31/2016                     1.08                   0                   0               0.50%                8.5%
12/31/2015                     1.00                   0                   0               0.50%               -6.9%
12/31/2014                     1.07                   0                   0               0.50%               -2.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%              -14.8%
12/31/2017                     1.30                   0                   0               0.25%               17.5%
12/31/2016                     1.11                   0                   0               0.25%                8.8%
12/31/2015                     1.02                   0                   0               0.25%               -6.7%
12/31/2014                     1.09                   0                   0               0.25%               -2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%              -14.5%
12/31/2017                     1.33                   0                   0               0.00%               17.8%
12/31/2016                     1.13                   0                   0               0.00%                9.1%
12/31/2015                     1.04                   0                   0               0.00%               -6.5%
12/31/2014                     1.11                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.5%
    2016        1.5%
    2015        1.0%
    2014        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 TEMPLETON FOREIGN FUND A CLASS - 880196209

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,269,075   $     1,418,311          189,981
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,741)
                                     ----------------
Net assets                           $     1,267,334
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,267,334       1,276,030  $          0.99
Band 100                                         --              --             1.02
Band 75                                          --              --             1.05
Band 50                                          --              --             1.08
Band 25                                          --              --             1.12
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     1,267,334       1,276,030
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         34,797
Mortality & expense charges                                                           (23,557)
                                                                             -----------------
Net investment income (loss)                                                           11,240
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,913)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (322,745)
                                                                             -----------------
Net gain (loss)                                                                      (333,658)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (322,418)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,240   $          4,517
Net realized gain (loss)                                          (10,913)            14,761
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (322,745)           205,933
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (322,418)           225,211
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          525,879            585,388
Cost of units redeemed                                           (745,371)          (225,099)
Account charges                                                    (1,450)              (740)
                                                         -----------------  -----------------
Increase (decrease)                                              (220,942)           359,549
                                                         -----------------  -----------------
Net increase (decrease)                                          (543,360)           584,760
Net assets, beginning                                           1,810,694          1,225,934
                                                         -----------------  -----------------
Net assets, ending                                       $      1,267,334   $      1,810,694
                                                         =================  =================

Units sold                                                        463,011            548,116
Units redeemed                                                   (717,271)          (215,826)
                                                         -----------------  -----------------
Net increase (decrease)                                          (254,260)           332,290
Units outstanding, beginning                                    1,530,290          1,198,000
                                                         -----------------  -----------------
Units outstanding, ending                                       1,276,030          1,530,290
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,009,029
Cost of units redeemed/account charges                                             (2,773,076)
Net investment income (loss)                                                           77,128
Net realized gain (loss)                                                              (14,701)
Realized gain distributions                                                           118,190
Net change in unrealized appreciation (depreciation)                                 (149,236)
                                                                             -----------------
Net assets                                                                   $      1,267,334
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               1,276  $            1,267               1.25%              -16.1%
12/31/2017                     1.18               1,530               1,811               1.25%               15.6%
12/31/2016                     1.02               1,198               1,226               1.25%               10.2%
12/31/2015                     0.93               1,158               1,074               1.25%               -8.2%
12/31/2014                     1.01               1,150               1,163               1.25%              -11.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -15.9%
12/31/2017                     1.21                   0                   0               1.00%               15.9%
12/31/2016                     1.05                   0                   0               1.00%               10.5%
12/31/2015                     0.95                   0                   0               1.00%               -8.0%
12/31/2014                     1.03                   0                   0               1.00%              -11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%              -15.6%
12/31/2017                     1.25                   0                   0               0.75%               16.2%
12/31/2016                     1.07                   0                   0               0.75%               10.8%
12/31/2015                     0.97                   0                   0               0.75%               -7.8%
12/31/2014                     1.05                   0                   0               0.75%              -11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -15.4%
12/31/2017                     1.28                   0                   0               0.50%               16.5%
12/31/2016                     1.10                   0                   0               0.50%               11.1%
12/31/2015                     0.99                   0                   0               0.50%               -7.6%
12/31/2014                     1.07                   0                   0               0.50%              -11.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -15.2%
12/31/2017                     1.32                   0                   0               0.25%               16.8%
12/31/2016                     1.13                   0                   0               0.25%               11.4%
12/31/2015                     1.01                   0                   0               0.25%               -7.3%
12/31/2014                     1.09                   0                   0               0.25%              -11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%              -15.0%
12/31/2017                     1.35                   0                   0               0.00%               17.1%
12/31/2016                     1.15                   0                   0               0.00%               11.6%
12/31/2015                     1.03                   0                   0               0.00%               -7.1%
12/31/2014                     1.11                   0                   0               0.00%              -10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.6%
    2016        2.0%
    2015        1.4%
    2014        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  TEMPLETON GROWTH FUND R CLASS - 880199500

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       176,327   $       182,325            8,580
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (36)
                                     ----------------
Net assets                           $       176,291
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       176,291         105,759  $         1.67
Band 100                                        --              --            1.73
Band 75                                         --              --            1.80
Band 50                                         --              --            1.87
Band 25                                         --              --            1.94
Band 0                                          --              --            2.02
                                   ---------------  --------------
 Total                             $       176,291         105,759
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,839
Mortality & expense charges                                                           (3,755)
                                                                            -----------------
Net investment income (loss)                                                            (916)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,532
Realized gain distributions                                                           17,016
Net change in unrealized appreciation (depreciation)                                 (81,389)
                                                                            -----------------
Net gain (loss)                                                                      (38,841)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (39,757)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (916)  $            646
Net realized gain (loss)                                           25,532            106,527
Realized gain distributions                                        17,016                 --
Net change in unrealized appreciation (depreciation)              (81,389)           (31,392)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (39,757)            75,781
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           10,893             20,107
Cost of units redeemed                                           (128,634)          (625,566)
Account charges                                                       (70)              (203)
                                                         -----------------  -----------------
Increase (decrease)                                              (117,811)          (605,662)
                                                         -----------------  -----------------
Net increase (decrease)                                          (157,568)          (529,881)
Net assets, beginning                                             333,859            863,740
                                                         -----------------  -----------------
Net assets, ending                                       $        176,291   $        333,859
                                                         =================  =================

Units sold                                                          5,588             10,405
Units redeemed                                                    (68,447)          (338,115)
                                                         -----------------  -----------------
Net increase (decrease)                                           (62,859)          (327,710)
Units outstanding, beginning                                      168,618            496,328
                                                         -----------------  -----------------
Units outstanding, ending                                         105,759            168,618
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     15,884,804
Cost of units redeemed/account charges                                           (16,920,673)
Net investment income (loss)                                                         161,618
Net realized gain (loss)                                                            (494,958)
Realized gain distributions                                                        1,551,498
Net change in unrealized appreciation (depreciation)                                  (5,998)
                                                                            -----------------
Net assets                                                                  $        176,291
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                 106  $              176               1.25%              -15.8%
12/31/2017                     1.98                 169                 334               1.25%               16.1%
12/31/2016                     1.71                 441                 752               1.25%                7.4%
12/31/2015                     1.59                 644               1,023               1.25%               -7.9%
12/31/2014                     1.72                 841               1,449               1.25%               -3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               1.00%              -15.6%
12/31/2017                     2.05                   0                   0               1.00%               16.4%
12/31/2016                     1.76                   0                   0               1.00%                7.7%
12/31/2015                     1.64                  32                  52               1.00%               -7.6%
12/31/2014                     1.77                  28                  50               1.00%               -3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.75%              -15.4%
12/31/2017                     2.13                   0                   0               0.75%               16.6%
12/31/2016                     1.82                   0                   0               0.75%                8.0%
12/31/2015                     1.69                   0                   0               0.75%               -7.4%
12/31/2014                     1.82                   0                   0               0.75%               -2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.50%              -15.2%
12/31/2017                     2.20                   0                   0               0.50%               16.9%
12/31/2016                     1.88                   0                   0               0.50%                8.2%
12/31/2015                     1.74                   0                   0               0.50%               -7.2%
12/31/2014                     1.88                   0                   0               0.50%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.25%              -15.0%
12/31/2017                     2.28                   0                   0               0.25%               17.2%
12/31/2016                     1.95                   0                   0               0.25%                8.5%
12/31/2015                     1.80                   0                   0               0.25%               -6.9%
12/31/2014                     1.93                   0                   0               0.25%               -2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.00%              -14.7%
12/31/2017                     2.37                   0                   0               0.00%               17.5%
12/31/2016                     2.01                  55                 111               0.00%                8.8%
12/31/2015                     1.85                  50                  92               0.00%               -6.7%
12/31/2014                     1.99                  55                 109               0.00%               -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.9%
    2016        1.0%
    2015        1.1%
    2014        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 TEMPLETON FOREIGN FUND R CLASS - 880196803

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       753,611  $        833,326          115,231
                                                      ================  ===============
Receivables: investments sold                    808
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       754,419
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       723,750         423,193  $         1.71
Band 100                                    30,669          17,262            1.78
Band 75                                         --              --            1.85
Band 50                                         --              --            1.92
Band 25                                         --              --            1.99
Band 0                                          --              --            2.07
                                   ---------------  --------------
 Total                             $       754,419         440,455
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         18,360
Mortality & expense charges                                                           (11,201)
                                                                             -----------------
Net investment income (loss)                                                            7,159
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,495
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (167,837)
                                                                             -----------------
Net gain (loss)                                                                      (161,342)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (154,183)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,159   $         (1,144)
Net realized gain (loss)                                            6,495             25,327
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (167,837)           148,590
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (154,183)           172,773
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          175,163            143,081
Cost of units redeemed                                           (175,882)        (1,089,760)
Account charges                                                      (775)              (739)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,494)          (947,418)
                                                         -----------------  -----------------
Net increase (decrease)                                          (155,677)          (774,645)
Net assets, beginning                                             910,096          1,684,741
                                                         -----------------  -----------------
Net assets, ending                                       $        754,419   $        910,096
                                                         =================  =================

Units sold                                                         88,905             81,244
Units redeemed                                                    (92,450)          (583,312)
                                                         -----------------  -----------------
Net increase (decrease)                                            (3,545)          (502,068)
Units outstanding, beginning                                      444,000            946,068
                                                         -----------------  -----------------
Units outstanding, ending                                         440,455            444,000
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,402,719
Cost of units redeemed/account charges                                            (4,941,997)
Net investment income (loss)                                                          92,548
Net realized gain (loss)                                                            (303,915)
Realized gain distributions                                                          584,779
Net change in unrealized appreciation (depreciation)                                 (79,715)
                                                                            -----------------
Net assets                                                                  $        754,419
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                 423  $              724               1.25%              -16.4%
12/31/2017                     2.05                 426                 872               1.25%               15.5%
12/31/2016                     1.77                 898               1,593               1.25%               10.0%
12/31/2015                     1.61               1,046               1,686               1.25%               -8.6%
12/31/2014                     1.76               1,000               1,762               1.25%              -12.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                  17  $               31               1.00%              -16.2%
12/31/2017                     2.12                  18                  38               1.00%               15.8%
12/31/2016                     1.83                  29                  53               1.00%               10.3%
12/31/2015                     1.66                  47                  79               1.00%               -8.4%
12/31/2014                     1.81                  49                  89               1.00%              -11.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.75%              -16.0%
12/31/2017                     2.20                   0                   0               0.75%               16.0%
12/31/2016                     1.89                   0                   0               0.75%               10.6%
12/31/2015                     1.71                   0                   0               0.75%               -8.1%
12/31/2014                     1.86                   0                   0               0.75%              -11.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               0.50%              -15.8%
12/31/2017                     2.28                   0                   0               0.50%               16.3%
12/31/2016                     1.96                   0                   0               0.50%               10.9%
12/31/2015                     1.77                   0                   0               0.50%               -7.9%
12/31/2014                     1.92                   0                   0               0.50%              -11.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.25%              -15.6%
12/31/2017                     2.36                   0                   0               0.25%               16.6%
12/31/2016                     2.02                   0                   0               0.25%               11.1%
12/31/2015                     1.82                   0                   0               0.25%               -7.7%
12/31/2014                     1.97                   0                   0               0.25%              -11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               0.00%              -15.4%
12/31/2017                     2.45                   0                   0               0.00%               16.9%
12/31/2016                     2.09                  19                  39               0.00%               11.4%
12/31/2015                     1.88                  16                  29               0.00%               -7.5%
12/31/2014                     2.03                   4                   8               0.00%              -11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        0.9%
    2016        1.6%
    2015        1.2%
    2014        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  FRANKLIN GROWTH FUND A CLASS - 353496508

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,357,815  $     1,238,776           15,090
                                                       ===============  ===============
Receivables: investments sold                   2,287
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,360,102
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,310,143         644,378  $          2.03
Band 100                                        --              --             2.07
Band 75                                         --              --             2.11
Band 50                                         --              --             2.15
Band 25                                         --              --             2.19
Band 0                                      49,959          22,367             2.23
                                    --------------  --------------
 Total                              $    1,360,102         666,745
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          6,472
Mortality & expense charges                                                          (17,369)
                                                                            -----------------
Net investment income (loss)                                                         (10,897)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              49,845
Realized gain distributions                                                           15,430
Net change in unrealized appreciation (depreciation)                                (122,911)
                                                                            -----------------
Net gain (loss)                                                                      (57,636)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (68,533)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,897)  $         (9,318)
Net realized gain (loss)                                           49,845             44,599
Realized gain distributions                                        15,430             30,389
Net change in unrealized appreciation (depreciation)             (122,911)           195,518
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (68,533)           261,188
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          327,682            323,324
Cost of units redeemed                                           (223,955)          (273,712)
Account charges                                                      (495)            (1,424)
                                                         -----------------  -----------------
Increase (decrease)                                               103,232             48,188
                                                         -----------------  -----------------
Net increase (decrease)                                            34,699            309,376
Net assets, beginning                                           1,325,403          1,016,027
                                                         -----------------  -----------------
Net assets, ending                                       $      1,360,102   $      1,325,403
                                                         =================  =================

Units sold                                                        164,053            169,078
Units redeemed                                                   (117,702)          (144,878)
                                                         -----------------  -----------------
Net increase (decrease)                                            46,351             24,200
Units outstanding, beginning                                      620,394            596,194
                                                         -----------------  -----------------
Units outstanding, ending                                         666,745            620,394
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     28,185,771
Cost of units redeemed/account charges                                           (28,266,277)
Net investment income (loss)                                                        (194,935)
Net realized gain (loss)                                                           1,065,480
Realized gain distributions                                                          451,024
Net change in unrealized appreciation (depreciation)                                 119,039
                                                                            -----------------
Net assets                                                                  $      1,360,102
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                 644  $            1,310               1.25%               -4.6%
12/31/2017                     2.13                 602               1,283               1.25%               25.3%
12/31/2016                     1.70                 583                 992               1.25%                7.1%
12/31/2015                     1.59               7,583              12,051               1.25%                0.7%
12/31/2014                     1.58               5,432               8,574               1.25%               13.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               1.00%               -4.4%
12/31/2017                     2.17                   0                   0               1.00%               25.6%
12/31/2016                     1.73                   0                   0               1.00%                7.3%
12/31/2015                     1.61                   0                   0               1.00%                0.9%
12/31/2014                     1.59                   0                   0               1.00%               13.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.75%               -4.1%
12/31/2017                     2.20                   0                   0               0.75%               25.9%
12/31/2016                     1.75                   0                   0               0.75%                7.6%
12/31/2015                     1.63                   0                   0               0.75%                1.2%
12/31/2014                     1.61                   0                   0               0.75%               14.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.50%               -3.9%
12/31/2017                     2.24                   0                   0               0.50%               26.2%
12/31/2016                     1.77                   0                   0               0.50%                7.9%
12/31/2015                     1.64                   0                   0               0.50%                1.4%
12/31/2014                     1.62                   0                   0               0.50%               14.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.25%               -3.6%
12/31/2017                     2.27                   0                   0               0.25%               26.5%
12/31/2016                     1.80                   0                   0               0.25%                8.1%
12/31/2015                     1.66                   0                   0               0.25%                1.7%
12/31/2014                     1.64                   0                   0               0.25%               14.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.23                  22  $               50               0.00%               -3.4%
12/31/2017                     2.31                  18                  42               0.00%               26.8%
12/31/2016                     1.82                  13                  24               0.00%                8.4%
12/31/2015                     1.68                   9                  14               0.00%                1.9%
12/31/2014                     1.65                   4                   6               0.00%               14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.4%
    2016        0.1%
    2015        0.7%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  FRANKLIN GROWTH FUND R CLASS - 353496730

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        426,727  $       438,824            4,757
                                                       ===============  ===============
Receivables: investments sold                   3,457
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        430,184
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       430,184         215,581  $         2.00
Band 100                                        --              --            2.03
Band 75                                         --              --            2.07
Band 50                                         --              --            2.11
Band 25                                         --              --            2.15
Band 0                                          --              --            2.19
                                   ---------------  --------------
 Total                             $       430,184         215,581
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            651
Mortality & expense charges                                                           (6,565)
                                                                            -----------------
Net investment income (loss)                                                          (5,914)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                             123,757
Realized gain distributions                                                            4,812
Net change in unrealized appreciation (depreciation)                                (137,735)
                                                                            -----------------
Net gain (loss)                                                                       (9,166)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (15,080)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,914)  $         (5,701)
Net realized gain (loss)                                          123,757             37,416
Realized gain distributions                                         4,812             16,845
Net change in unrealized appreciation (depreciation)             (137,735)            78,909
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (15,080)           127,469
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          293,270            320,278
Cost of units redeemed                                           (572,074)          (203,582)
Account charges                                                      (157)              (347)
                                                         -----------------  -----------------
Increase (decrease)                                              (278,961)           116,349
                                                         -----------------  -----------------
Net increase (decrease)                                          (294,041)           243,818
Net assets, beginning                                             724,225            480,407
                                                         -----------------  -----------------
Net assets, ending                                       $        430,184   $        724,225
                                                         =================  =================

Units sold                                                        131,531            168,000
Units redeemed                                                   (261,346)          (106,572)
                                                         -----------------  -----------------
Net increase (decrease)                                          (129,815)            61,428
Units outstanding, beginning                                      345,396            283,968
                                                         -----------------  -----------------
Units outstanding, ending                                         215,581            345,396
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,243,853
Cost of units redeemed/account charges                                           (2,180,435)
Net investment income (loss)                                                        (33,413)
Net realized gain (loss)                                                            357,819
Realized gain distributions                                                          54,457
Net change in unrealized appreciation (depreciation)                                (12,097)
                                                                            ----------------
Net assets                                                                  $       430,184
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                 216  $              430               1.25%               -4.8%
12/31/2017                     2.10                 345                 724               1.25%               24.9%
12/31/2016                     1.68                 252                 423               1.25%                6.8%
12/31/2015                     1.57                 332                 522               1.25%                0.4%
12/31/2014                     1.56                 275                 431               1.25%               13.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               1.00%               -4.6%
12/31/2017                     2.13                   0                   0               1.00%               25.2%
12/31/2016                     1.70                   0                   0               1.00%                7.1%
12/31/2015                     1.59                   0                   0               1.00%                0.7%
12/31/2014                     1.58                   0                   0               1.00%               13.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               0.75%               -4.4%
12/31/2017                     2.17                   0                   0               0.75%               25.6%
12/31/2016                     1.73                   0                   0               0.75%                7.3%
12/31/2015                     1.61                   0                   0               0.75%                0.9%
12/31/2014                     1.59                   0                   0               0.75%               13.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.50%               -4.1%
12/31/2017                     2.20                   0                   0               0.50%               25.9%
12/31/2016                     1.75                   0                   0               0.50%                7.6%
12/31/2015                     1.63                   0                   0               0.50%                1.2%
12/31/2014                     1.61                   0                   0               0.50%               14.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.25%               -3.9%
12/31/2017                     2.24                   0                   0               0.25%               26.2%
12/31/2016                     1.77                   0                   0               0.25%                7.9%
12/31/2015                     1.64                   0                   0               0.25%                1.4%
12/31/2014                     1.62                   0                   0               0.25%               14.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.00%               -3.6%
12/31/2017                     2.27                   0                   0               0.00%               26.5%
12/31/2016                     1.80                  32                  57               0.00%                8.2%
12/31/2015                     1.66                  30                  49               0.00%                1.7%
12/31/2014                     1.64                  27                  45               0.00%               14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.2%
    2016        0.2%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  FRANKLIN INCOME FUND R CLASS - 353496722

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       598,046  $       645,916           284,783
                                                       ===============   ===============
Receivables: investments sold                       5
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       598,051
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       228,858         183,201  $         1.25
Band 100                                   352,965         278,245            1.27
Band 75                                         --              --            1.29
Band 50                                     16,228          12,407            1.31
Band 25                                         --              --            1.33
Band 0                                          --              --            1.35
                                   ---------------  --------------
 Total                             $       598,051         473,853
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         29,194
Mortality & expense charges                                                            (6,471)
                                                                             -----------------
Net investment income (loss)                                                           22,723
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  324
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (64,591)
                                                                             -----------------
Net gain (loss)                                                                       (64,267)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (41,544)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,723   $         24,253
Net realized gain (loss)                                              324             17,915
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (64,591)             6,728
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (41,544)            48,896
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          105,668            236,373
Cost of units redeemed                                            (25,416)          (571,624)
Account charges                                                      (246)              (719)
                                                         -----------------  -----------------
Increase (decrease)                                                80,006           (335,970)
                                                         -----------------  -----------------
Net increase (decrease)                                            38,462           (287,074)
Net assets, beginning                                             559,589            846,663
                                                         -----------------  -----------------
Net assets, ending                                       $        598,051   $        559,589
                                                         =================  =================

Units sold                                                         79,699            180,751
Units redeemed                                                    (18,949)          (439,600)
                                                         -----------------  -----------------
Net increase (decrease)                                            60,750           (258,849)
Units outstanding, beginning                                      413,103            671,952
                                                         -----------------  -----------------
Units outstanding, ending                                         473,853            413,103
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,500,287
Cost of units redeemed/account charges                                              (975,834)
Net investment income (loss)                                                         109,581
Net realized gain (loss)                                                              11,887
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (47,870)
                                                                            -----------------
Net assets                                                                  $        598,051
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                 183  $              229               1.25%               -6.9%
12/31/2017                     1.34                 147                 198               1.25%                6.8%
12/31/2016                     1.26                 506                 636               1.25%               14.8%
12/31/2015                     1.09                 486                 532               1.25%               -9.4%
12/31/2014                     1.21                 271                 327               1.25%                2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                 278  $              353               1.00%               -6.7%
12/31/2017                     1.36                 249                 338               1.00%                7.1%
12/31/2016                     1.27                 148                 188               1.00%               15.0%
12/31/2015                     1.10                 134                 147               1.00%               -9.2%
12/31/2014                     1.21                 115                 139               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -6.4%
12/31/2017                     1.38                   0                   0               0.75%                7.4%
12/31/2016                     1.28                   0                   0               0.75%               15.3%
12/31/2015                     1.11                   0                   0               0.75%               -9.0%
12/31/2014                     1.22                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                  12  $               16               0.50%               -6.2%
12/31/2017                     1.39                  17                  24               0.50%                7.6%
12/31/2016                     1.30                  17                  22               0.50%               15.6%
12/31/2015                     1.12                  17                  19               0.50%               -8.7%
12/31/2014                     1.23                  20                  25               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -6.0%
12/31/2017                     1.41                   0                   0               0.25%                7.9%
12/31/2016                     1.31                   0                   0               0.25%               15.9%
12/31/2015                     1.13                   0                   0               0.25%               -8.5%
12/31/2014                     1.23                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.00%               -5.7%
12/31/2017                     1.43                   0                   0               0.00%                8.2%
12/31/2016                     1.32                   0                   0               0.00%               16.2%
12/31/2015                     1.14                   0                   0               0.00%               -8.3%
12/31/2014                     1.24                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%
    2017        4.5%
    2016        5.4%
    2015        4.5%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               FRANKLIN INCOME FUND ADVISOR CLASS - 353496847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       718,160   $       751,962          338,755
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (7,919)
                                     ----------------
Net assets                           $       710,241
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       710,241         553,184  $         1.28
Band 100                                        --              --            1.30
Band 75                                         --              --            1.32
Band 50                                         --              --            1.34
Band 25                                         --              --            1.37
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       710,241         553,184
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         39,879
Mortality & expense charges                                                            (9,359)
                                                                             -----------------
Net investment income (loss)                                                           30,520
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,773
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (81,453)
                                                                             -----------------
Net gain (loss)                                                                       (79,680)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (49,160)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         30,520   $         39,172
Net realized gain (loss)                                            1,773             58,058
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (81,453)           (28,045)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (49,160)            69,185
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           76,909            182,159
Cost of units redeemed                                            (57,950)        (1,113,622)
Account charges                                                      (523)              (964)
                                                         -----------------  -----------------
Increase (decrease)                                                18,436           (932,427)
                                                         -----------------  -----------------
Net increase (decrease)                                           (30,724)          (863,242)
Net assets, beginning                                             740,965          1,604,207
                                                         -----------------  -----------------
Net assets, ending                                       $        710,241   $        740,965
                                                         =================  =================

Units sold                                                         57,684            140,984
Units redeemed                                                    (44,630)          (855,263)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,054           (714,279)
Units outstanding, beginning                                      540,130          1,254,409
                                                         -----------------  -----------------
Units outstanding, ending                                         553,184            540,130
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,656,574
Cost of units redeemed/account charges                                            (3,142,804)
Net investment income (loss)                                                         210,297
Net realized gain (loss)                                                              19,976
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (33,802)
                                                                            -----------------
Net assets                                                                  $        710,241
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                 553  $              710               1.25%               -6.4%
12/31/2017                     1.37                 540                 741               1.25%                7.3%
12/31/2016                     1.28               1,254               1,604               1.25%               15.2%
12/31/2015                     1.11               1,088               1,208               1.25%               -8.9%
12/31/2014                     1.22                 630                 768               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%               -6.2%
12/31/2017                     1.39                   0                   0               1.00%                7.5%
12/31/2016                     1.29                   0                   0               1.00%               15.4%
12/31/2015                     1.12                   0                   0               1.00%               -8.7%
12/31/2014                     1.23                   0                   0               1.00%                2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -5.9%
12/31/2017                     1.41                   0                   0               0.75%                7.8%
12/31/2016                     1.31                   0                   0               0.75%               15.7%
12/31/2015                     1.13                   0                   0               0.75%               -8.4%
12/31/2014                     1.23                   0                   0               0.75%                3.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -5.7%
12/31/2017                     1.43                   0                   0               0.50%                8.1%
12/31/2016                     1.32                   0                   0               0.50%               16.0%
12/31/2015                     1.14                   0                   0               0.50%               -8.2%
12/31/2014                     1.24                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%               -5.5%
12/31/2017                     1.44                   0                   0               0.25%                8.3%
12/31/2016                     1.33                   0                   0               0.25%               16.3%
12/31/2015                     1.15                   0                   0               0.25%               -8.0%
12/31/2014                     1.25                   0                   0               0.25%                3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%               -5.2%
12/31/2017                     1.46                   0                   0               0.00%                8.6%
12/31/2016                     1.35                   0                   0               0.00%               16.6%
12/31/2015                     1.15                   0                   0               0.00%               -7.8%
12/31/2014                     1.25                   0                   0               0.00%                3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.5%
    2017        4.3%
    2016        6.6%
    2015        5.9%
    2014        4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R CLASS - 354026601

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        51,567   $        61,799            1,985
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $        51,562
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       51,562          38,458  $          1.34
Band 100                                        --              --             1.36
Band 75                                         --              --             1.38
Band 50                                         --              --             1.40
Band 25                                         --              --             1.43
Band 0                                          --              --             1.45
                                    --------------  --------------
 Total                              $       51,562          38,458
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            852
Mortality & expense charges                                                             (988)
                                                                            -----------------
Net investment income (loss)                                                            (136)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,623
Realized gain distributions                                                            2,508
Net change in unrealized appreciation (depreciation)                                  (4,537)
                                                                            -----------------
Net gain (loss)                                                                       11,594
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         11,458
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (136)  $          3,260
Net realized gain (loss)                                           13,623                (31)
Realized gain distributions                                         2,508             11,852
Net change in unrealized appreciation (depreciation)               (4,537)            12,701
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  11,458             27,782
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           12,315             52,968
Cost of units redeemed                                           (384,149)              (560)
Account charges                                                        --                (42)
                                                         -----------------  -----------------
Increase (decrease)                                              (371,834)            52,366
                                                         -----------------  -----------------
Net increase (decrease)                                          (360,376)            80,148
Net assets, beginning                                             411,938            331,790
                                                         -----------------  -----------------
Net assets, ending                                       $         51,562   $        411,938
                                                         =================  =================

Units sold                                                          8,170             35,560
Units redeemed                                                   (239,018)              (415)
                                                         -----------------  -----------------
Net increase (decrease)                                          (230,848)            35,145
Units outstanding, beginning                                      269,306            234,161
                                                         -----------------  -----------------
Units outstanding, ending                                          38,458            269,306
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        803,427
Cost of units redeemed/account charges                                               (795,063)
Net investment income (loss)                                                           11,144
Net realized gain (loss)                                                              (44,761)
Realized gain distributions                                                            87,047
Net change in unrealized appreciation (depreciation)                                  (10,232)
                                                                             -----------------
Net assets                                                                   $         51,562
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                  38  $               52               1.25%              -12.3%
12/31/2017                     1.53                 269                 412               1.25%                8.0%
12/31/2016                     1.42                 234                 332               1.25%               10.9%
12/31/2015                     1.28                 287                 366               1.25%               -5.0%
12/31/2014                     1.35                 427                 575               1.25%                3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               1.00%              -12.1%
12/31/2017                     1.55                   0                   0               1.00%                8.2%
12/31/2016                     1.43                   0                   0               1.00%               11.2%
12/31/2015                     1.29                   0                   0               1.00%               -4.8%
12/31/2014                     1.35                   0                   0               1.00%                3.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%              -11.9%
12/31/2017                     1.57                   0                   0               0.75%                8.5%
12/31/2016                     1.45                   0                   0               0.75%               11.4%
12/31/2015                     1.30                   0                   0               0.75%               -4.5%
12/31/2014                     1.36                   0                   0               0.75%                4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%              -11.7%
12/31/2017                     1.59                   0                   0               0.50%                8.8%
12/31/2016                     1.46                   0                   0               0.50%               11.7%
12/31/2015                     1.31                   0                   0               0.50%               -4.3%
12/31/2014                     1.37                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.25%              -11.5%
12/31/2017                     1.61                   0                   0               0.25%                9.0%
12/31/2016                     1.48                   0                   0               0.25%               12.0%
12/31/2015                     1.32                   0                   0               0.25%               -4.1%
12/31/2014                     1.37                   0                   0               0.25%                4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.00%              -11.2%
12/31/2017                     1.63                   0                   0               0.00%                9.3%
12/31/2016                     1.49                   0                   0               0.00%               12.3%
12/31/2015                     1.33                   0                   0               0.00%               -3.8%
12/31/2014                     1.38                   0                   0               0.00%                4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        2.1%
    2016        1.6%
    2015        1.2%
    2014        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          FRANKLIN MUTUAL GLOBAL DISCOVERY FUND Z CLASS - 628380404

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,606,993  $     14,922,319          469,184
                                                      ================  ===============
Receivables: investments sold                 17,611
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,624,604
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,624,604        9,131,278  $         1.38
Band 100                                        --               --            1.40
Band 75                                         --               --            1.43
Band 50                                         --               --            1.45
Band 25                                         --               --            1.47
Band 0                                          --               --            1.49
                                    --------------  ---------------
 Total                              $   12,624,604        9,131,278
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        281,250
Mortality & expense charges                                                          (175,918)
                                                                             -----------------
Net investment income (loss)                                                          105,332
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (52,299)
Realized gain distributions                                                           596,942
Net change in unrealized appreciation (depreciation)                               (2,306,401)
                                                                             -----------------
Net gain (loss)                                                                    (1,761,758)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $     (1,656,426)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        105,332   $         47,865
Net realized gain (loss)                                          (52,299)             3,036
Realized gain distributions                                       596,942            112,229
Net change in unrealized appreciation (depreciation)           (2,306,401)           129,539
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,656,426)           292,669
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       14,540,775            682,875
Cost of units redeemed                                         (4,205,345)          (252,081)
Account charges                                                   (54,883)              (311)
                                                         -----------------  -----------------
Increase (decrease)                                            10,280,547            430,483
                                                         -----------------  -----------------
Net increase (decrease)                                         8,624,121            723,152
Net assets, beginning                                           4,000,483          3,277,331
                                                         -----------------  -----------------
Net assets, ending                                       $     12,624,604   $      4,000,483
                                                         =================  =================

Units sold                                                      9,734,766            454,664
Units redeemed                                                 (3,152,740)          (170,970)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,582,026            283,694
Units outstanding, beginning                                    2,549,252          2,265,558
                                                         -----------------  -----------------
Units outstanding, ending                                       9,131,278          2,549,252
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     19,357,558
Cost of units redeemed/account charges                                            (5,718,827)
Net investment income (loss)                                                         242,576
Net realized gain (loss)                                                            (100,224)
Realized gain distributions                                                        1,158,847
Net change in unrealized appreciation (depreciation)                              (2,315,326)
                                                                            -----------------
Net assets                                                                  $     12,624,604
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38               9,131  $           12,625               1.25%              -11.9%
12/31/2017                     1.57               2,549               4,000               1.25%                8.5%
12/31/2016                     1.45               2,266               3,277               1.25%               11.5%
12/31/2015                     1.30               2,012               2,611               1.25%               -4.6%
12/31/2014                     1.36               1,378               1,874               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               1.00%              -11.7%
12/31/2017                     1.59                   0                   0               1.00%                8.8%
12/31/2016                     1.46                   0                   0               1.00%               11.7%
12/31/2015                     1.31                   0                   0               1.00%               -4.3%
12/31/2014                     1.37                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.75%              -11.5%
12/31/2017                     1.61                   0                   0               0.75%                9.0%
12/31/2016                     1.48                   0                   0               0.75%               12.0%
12/31/2015                     1.32                   0                   0               0.75%               -4.1%
12/31/2014                     1.37                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.50%              -11.2%
12/31/2017                     1.63                   0                   0               0.50%                9.3%
12/31/2016                     1.49                   0                   0               0.50%               12.3%
12/31/2015                     1.33                   0                   0               0.50%               -3.8%
12/31/2014                     1.38                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.25%              -11.0%
12/31/2017                     1.65                   0                   0               0.25%                9.6%
12/31/2016                     1.51                   0                   0               0.25%               12.6%
12/31/2015                     1.34                   0                   0               0.25%               -3.6%
12/31/2014                     1.39                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.00%              -10.8%
12/31/2017                     1.67                   0                   0               0.00%                9.8%
12/31/2016                     1.52                   0                   0               0.00%               12.9%
12/31/2015                     1.35                   0                   0               0.00%               -3.4%
12/31/2014                     1.40                   0                   0               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        2.6%
    2016        2.3%
    2015        2.0%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               TEMPLETON GLOBAL BOND FUND A CLASS - 880208103

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    5,553,129   $     5,930,875          491,427
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (205,431)
                                     ---------------
Net assets                           $    5,347,698
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,315,241       4,690,251  $          1.13
Band 100                                         --              --             1.16
Band 75                                          --              --             1.18
Band 50                                          --              --             1.20
Band 25                                          --              --             1.23
Band 0                                       32,457          25,859             1.26
                                    ---------------  --------------
 Total                              $     5,347,698       4,716,110
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        387,672
Mortality & expense charges                                                          (84,554)
                                                                            -----------------
Net investment income (loss)                                                         303,118
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (232,839)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (35,733)
                                                                            -----------------
Net gain (loss)                                                                     (268,572)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         34,546
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        303,118   $        268,807
Net realized gain (loss)                                         (232,839)          (293,642)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (35,733)           187,340
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  34,546            162,505
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,374,765          3,885,043
Cost of units redeemed                                         (8,856,636)        (6,935,051)
Account charges                                                   (12,921)           (53,904)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,494,792)        (3,103,912)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,460,246)        (2,941,407)
Net assets, beginning                                          12,807,944         15,749,351
                                                         -----------------  -----------------
Net assets, ending                                       $      5,347,698   $     12,807,944
                                                         =================  =================

Units sold                                                      1,302,122          5,366,403
Units redeemed                                                 (7,886,378)        (8,095,800)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,584,256)        (2,729,397)
Units outstanding, beginning                                   11,300,366         14,029,763
                                                         -----------------  -----------------
Units outstanding, ending                                       4,716,110         11,300,366
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      48,487,619
Cost of units redeemed/account charges                                            (43,293,679)
Net investment income (loss)                                                        2,192,710
Net realized gain (loss)                                                           (1,736,231)
Realized gain distributions                                                            75,025
Net change in unrealized appreciation (depreciation)                                 (377,746)
                                                                            ------------------
Net assets                                                                  $       5,347,698
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               4,690  $            5,315               1.25%                0.0%
12/31/2017                     1.13              11,280              12,783               1.25%                1.1%
12/31/2016                     1.12              13,792              15,462               1.25%                4.9%
12/31/2015                     1.07              17,016              18,184               1.25%               -5.4%
12/31/2014                     1.13              14,398              16,272               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%                0.3%
12/31/2017                     1.15                   0                   0               1.00%                1.3%
12/31/2016                     1.14                   0                   0               1.00%                5.2%
12/31/2015                     1.08                   0                   0               1.00%               -5.2%
12/31/2014                     1.14                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%                0.5%
12/31/2017                     1.17                   0                   0               0.75%                1.6%
12/31/2016                     1.16                   0                   0               0.75%                5.4%
12/31/2015                     1.10                   0                   0               0.75%               -5.0%
12/31/2014                     1.15                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.50%                0.8%
12/31/2017                     1.20                   0                   0               0.50%                1.8%
12/31/2016                     1.17                   0                   0               0.50%                5.7%
12/31/2015                     1.11                   0                   0               0.50%               -4.7%
12/31/2014                     1.17                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%                1.0%
12/31/2017                     1.22                   0                   0               0.25%                2.1%
12/31/2016                     1.19                   0                   0               0.25%                6.0%
12/31/2015                     1.13                   0                   0               0.25%               -4.5%
12/31/2014                     1.18                   0                   0               0.25%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                  26  $               32               0.00%                1.3%
12/31/2017                     1.24                  21                  25               0.00%                2.4%
12/31/2016                     1.21                 237                 287               0.00%                6.2%
12/31/2015                     1.14                 221                 251               0.00%               -4.3%
12/31/2014                     1.19                 219                 260               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.3%
    2017        3.1%
    2016        2.4%
    2015        3.0%
    2014        7.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               TEMPLETON GLOBAL BOND FUND R CLASS - 880208848

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       296,186   $       305,246           26,211
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,479)
                                     ----------------
Net assets                           $       294,707
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       294,707         265,395  $         1.11
Band 100                                        --              --            1.13
Band 75                                         --              --            1.16
Band 50                                         --              --            1.18
Band 25                                         --              --            1.21
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       294,707         265,395
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         19,845
Mortality & expense charges                                                             (4,450)
                                                                              -----------------
Net investment income (loss)                                                            15,395
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,303)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (10,276)
                                                                              -----------------
Net gain (loss)                                                                        (15,579)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (184)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,395   $         12,710
Net realized gain (loss)                                           (5,303)            32,311
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (10,276)           (27,007)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (184)            18,014
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          887,743            156,209
Cost of units redeemed                                         (1,100,451)          (947,314)
Account charges                                                      (134)            (1,066)
                                                         -----------------  -----------------
Increase (decrease)                                              (212,842)          (792,171)
                                                         -----------------  -----------------
Net increase (decrease)                                          (213,026)          (774,157)
Net assets, beginning                                             507,733          1,281,890
                                                         -----------------  -----------------
Net assets, ending                                       $        294,707   $        507,733
                                                         =================  =================

Units sold                                                        795,358            139,100
Units redeemed                                                   (986,067)          (828,402)
                                                         -----------------  -----------------
Net increase (decrease)                                          (190,709)          (689,302)
Units outstanding, beginning                                      456,104          1,145,406
                                                         -----------------  -----------------
Units outstanding, ending                                         265,395            456,104
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      5,040,502
Cost of units redeemed/account charges                                             (4,806,072)
Net investment income (loss)                                                          147,694
Net realized gain (loss)                                                              (87,091)
Realized gain distributions                                                             8,734
Net change in unrealized appreciation (depreciation)                                   (9,060)
                                                                             -----------------
Net assets                                                                   $        294,707
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 265  $              295               1.25%               -0.2%
12/31/2017                     1.11                 456                 508               1.25%                0.8%
12/31/2016                     1.10                 949               1,048               1.25%                4.7%
12/31/2015                     1.05                 995               1,049               1.25%               -5.8%
12/31/2014                     1.12               1,016               1,137               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%                0.0%
12/31/2017                     1.13                   0                   0               1.00%                1.1%
12/31/2016                     1.12                   0                   0               1.00%                5.0%
12/31/2015                     1.07                   0                   0               1.00%               -5.5%
12/31/2014                     1.13                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%                0.3%
12/31/2017                     1.15                   0                   0               0.75%                1.3%
12/31/2016                     1.14                   0                   0               0.75%                5.3%
12/31/2015                     1.08                   0                   0               0.75%               -5.3%
12/31/2014                     1.14                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%                0.5%
12/31/2017                     1.17                   0                   0               0.50%                1.6%
12/31/2016                     1.16                   0                   0               0.50%                5.5%
12/31/2015                     1.10                   0                   0               0.50%               -5.1%
12/31/2014                     1.15                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%                0.8%
12/31/2017                     1.20                   0                   0               0.25%                1.8%
12/31/2016                     1.17                   0                   0               0.25%                5.8%
12/31/2015                     1.11                   0                   0               0.25%               -4.8%
12/31/2014                     1.17                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%                1.0%
12/31/2017                     1.22                   0                   0               0.00%                2.1%
12/31/2016                     1.19                 196                 234               0.00%                6.0%
12/31/2015                     1.12                   0                   0               0.00%               -4.6%
12/31/2014                     1.18                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.9%
    2017        2.5%
    2016        2.3%
    2015        3.0%
    2014        7.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              FRANKLIN SMALL CAP VALUE FUND A CLASS - 355148305

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       356,634  $        448,309            8,656
                                                      ================  ===============
Receivables: investments sold                    902
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       357,536
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       357,411         206,745  $         1.73
Band 100                                        --              --            1.78
Band 75                                         --              --            1.84
Band 50                                         --              --            1.89
Band 25                                         --              --            1.95
Band 0                                         125              62            2.01
                                   ---------------  --------------
 Total                             $       357,536         206,807
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,206
Mortality & expense charges                                                             (9,603)
                                                                              -----------------
Net investment income (loss)                                                            (6,397)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,005)
Realized gain distributions                                                             52,505
Net change in unrealized appreciation (depreciation)                                  (132,020)
                                                                              -----------------
Net gain (loss)                                                                        (81,520)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (87,917)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,397)  $         (9,112)
Net realized gain (loss)                                           (2,005)            73,997
Realized gain distributions                                        52,505             60,450
Net change in unrealized appreciation (depreciation)             (132,020)           (51,311)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (87,917)            74,024
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           59,639            176,166
Cost of units redeemed                                           (435,772)          (993,699)
Account charges                                                      (564)              (788)
                                                         -----------------  -----------------
Increase (decrease)                                              (376,697)          (818,321)
                                                         -----------------  -----------------
Net increase (decrease)                                          (464,614)          (744,297)
Net assets, beginning                                             822,150          1,566,447
                                                         -----------------  -----------------
Net assets, ending                                       $        357,536   $        822,150
                                                         =================  =================

Units sold                                                         30,807             95,844
Units redeemed                                                   (234,070)          (539,418)
                                                         -----------------  -----------------
Net increase (decrease)                                          (203,263)          (443,574)
Units outstanding, beginning                                      410,070            853,644
                                                         -----------------  -----------------
Units outstanding, ending                                         206,807            410,070
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,462,372
Cost of units redeemed/account charges                                            (2,475,349)
Net investment income (loss)                                                         (46,999)
Net realized gain (loss)                                                              92,390
Realized gain distributions                                                          416,797
Net change in unrealized appreciation (depreciation)                                 (91,675)
                                                                            -----------------
Net assets                                                                  $        357,536
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 207  $              357               1.25%              -13.8%
12/31/2017                     2.00                 410                 822               1.25%                9.3%
12/31/2016                     1.84                 854               1,566               1.25%               28.0%
12/31/2015                     1.43                 863               1,237               1.25%               -9.0%
12/31/2014                     1.58                 567                 893               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%              -13.6%
12/31/2017                     2.06                   0                   0               1.00%                9.5%
12/31/2016                     1.88                   0                   0               1.00%               28.3%
12/31/2015                     1.47                   0                   0               1.00%               -8.7%
12/31/2014                     1.61                   0                   0               1.00%               -1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.75%              -13.3%
12/31/2017                     2.12                   0                   0               0.75%                9.8%
12/31/2016                     1.93                   0                   0               0.75%               28.6%
12/31/2015                     1.50                   0                   0               0.75%               -8.5%
12/31/2014                     1.64                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.50%              -13.1%
12/31/2017                     2.18                   0                   0               0.50%               10.1%
12/31/2016                     1.98                   0                   0               0.50%               29.0%
12/31/2015                     1.54                   0                   0               0.50%               -8.3%
12/31/2014                     1.67                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.95                   0  $                0               0.25%              -12.9%
12/31/2017                     2.24                   0                   0               0.25%               10.4%
12/31/2016                     2.03                   0                   0               0.25%               29.3%
12/31/2015                     1.57                   0                   0               0.25%               -8.1%
12/31/2014                     1.71                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.00%              -12.7%
12/31/2017                     2.31                   0                   0               0.00%               10.6%
12/31/2016                     2.08                   0                   0               0.00%               29.6%
12/31/2015                     1.61                   0                   0               0.00%               -7.8%
12/31/2014                     1.74                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.5%
    2016        0.2%
    2015        0.7%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              FRANKLIN SMALL CAP VALUE FUND R CLASS - 355148826

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        255,577  $       329,284            6,265
                                                       ===============  ===============
Receivables: investments sold                   1,818
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        257,395
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       175,778         104,478  $         1.68
Band 100                                        --              --            1.73
Band 75                                         --              --            1.79
Band 50                                         --              --            1.84
Band 25                                         --              --            1.90
Band 0                                      81,617          41,653            1.96
                                   ---------------  --------------
 Total                             $       257,395         146,131
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,379
Mortality & expense charges                                                           (3,752)
                                                                            -----------------
Net investment income (loss)                                                          (2,373)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,315
Realized gain distributions                                                           37,995
Net change in unrealized appreciation (depreciation)                                (100,974)
                                                                            -----------------
Net gain (loss)                                                                      (35,664)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (38,037)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,373)  $         (5,820)
Net realized gain (loss)                                           27,315             49,155
Realized gain distributions                                        37,995             44,352
Net change in unrealized appreciation (depreciation)             (100,974)           (27,071)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (38,037)            60,616
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          202,013            147,607
Cost of units redeemed                                           (493,007)          (703,842)
Account charges                                                      (150)              (452)
                                                         -----------------  -----------------
Increase (decrease)                                              (291,144)          (556,687)
                                                         -----------------  -----------------
Net increase (decrease)                                          (329,181)          (496,071)
Net assets, beginning                                             586,576          1,082,647
                                                         -----------------  -----------------
Net assets, ending                                       $        257,395   $        586,576
                                                         =================  =================

Units sold                                                        103,348             81,651
Units redeemed                                                   (250,589)          (383,337)
                                                         -----------------  -----------------
Net increase (decrease)                                          (147,241)          (301,686)
Units outstanding, beginning                                      293,372            595,058
                                                         -----------------  -----------------
Units outstanding, ending                                         146,131            293,372
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,366,596
Cost of units redeemed/account charges                                           (6,201,788)
Net investment income (loss)                                                       (100,213)
Net realized gain (loss)                                                            653,988
Realized gain distributions                                                         612,519
Net change in unrealized appreciation (depreciation)                                (73,707)
                                                                            ----------------
Net assets                                                                  $       257,395
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                 104  $              176               1.25%              -14.0%
12/31/2017                     1.96                 250                 488               1.25%                9.0%
12/31/2016                     1.79                 534                 958               1.25%               27.6%
12/31/2015                     1.41                 668                 939               1.25%               -9.2%
12/31/2014                     1.55               1,095               1,694               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               1.00%              -13.8%
12/31/2017                     2.01                   0                   0               1.00%                9.3%
12/31/2016                     1.84                   0                   0               1.00%               28.0%
12/31/2015                     1.44                   0                   0               1.00%               -8.9%
12/31/2014                     1.58                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.75%              -13.5%
12/31/2017                     2.07                   0                   0               0.75%                9.5%
12/31/2016                     1.89                   0                   0               0.75%               28.3%
12/31/2015                     1.47                   0                   0               0.75%               -8.7%
12/31/2014                     1.61                   0                   0               0.75%               -1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.50%              -13.3%
12/31/2017                     2.13                   0                   0               0.50%                9.8%
12/31/2016                     1.94                   0                   0               0.50%               28.6%
12/31/2015                     1.51                   0                   0               0.50%               -8.5%
12/31/2014                     1.65                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.25%              -13.1%
12/31/2017                     2.19                   0                   0               0.25%               10.1%
12/31/2016                     1.99                   0                   0               0.25%               28.9%
12/31/2015                     1.54                   0                   0               0.25%               -8.2%
12/31/2014                     1.68                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                  42  $               82               0.00%              -12.9%
12/31/2017                     2.25                  44                  98               0.00%               10.4%
12/31/2016                     2.04                  61                 125               0.00%               29.2%
12/31/2015                     1.58                  87                 136               0.00%               -8.0%
12/31/2014                     1.71                  85                 146               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.3%
    2016        0.0%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FRANKLIN SMALL-MID CAP GROWTH FUND R CLASS - 354713547

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       214,380  $        259,778            8,002
                                                      ================  ===============
Receivables: investments sold                    401
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       214,781
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       152,288          61,007  $         2.50
Band 100                                    62,493          24,136            2.59
Band 75                                         --              --            2.69
Band 50                                         --              --            2.79
Band 25                                         --              --            2.89
Band 0                                          --              --            3.00
                                   ---------------  --------------
 Total                             $       214,781          85,143
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,982)
                                                                             -----------------
Net investment income (loss)                                                           (2,982)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,839
Realized gain distributions                                                            28,971
Net change in unrealized appreciation (depreciation)                                  (40,614)
                                                                             -----------------
Net gain (loss)                                                                        (8,804)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (11,786)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,982)  $         (2,904)
Net realized gain (loss)                                             2,839             (1,794)
Realized gain distributions                                         28,971             21,070
Net change in unrealized appreciation (depreciation)               (40,614)            28,559
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (11,786)            44,931
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            46,672             27,619
Cost of units redeemed                                             (70,548)           (67,656)
Account charges                                                       (225)              (159)
                                                          -----------------  -----------------
Increase (decrease)                                                (24,101)           (40,196)
                                                          -----------------  -----------------
Net increase (decrease)                                            (35,887)             4,735
Net assets, beginning                                              250,668            245,933
                                                          -----------------  -----------------
Net assets, ending                                        $        214,781   $        250,668
                                                          =================  =================

Units sold                                                          17,082             11,458
Units redeemed                                                     (25,372)           (27,716)
                                                          -----------------  -----------------
Net increase (decrease)                                             (8,290)           (16,258)
Units outstanding, beginning                                        93,433            109,691
                                                          -----------------  -----------------
Units outstanding, ending                                           85,143             93,433
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,186,038
Cost of units redeemed/account charges                                              (1,194,663)
Net investment income (loss)                                                           (37,766)
Net realized gain (loss)                                                                (7,159)
Realized gain distributions                                                            313,729
Net change in unrealized appreciation (depreciation)                                   (45,398)
                                                                              -----------------
Net assets                                                                    $        214,781
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                  61  $              152               1.25%               -6.0%
12/31/2017                     2.66                  66                 175               1.25%               19.7%
12/31/2016                     2.22                  72                 160               1.25%                2.8%
12/31/2015                     2.16                 152                 327               1.25%               -3.5%
12/31/2014                     2.24                 146                 326               1.25%                6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                  24  $               62               1.00%               -5.8%
12/31/2017                     2.75                  27                  76               1.00%               20.0%
12/31/2016                     2.29                  37                  85               1.00%                3.0%
12/31/2015                     2.22                  42                  94               1.00%               -3.2%
12/31/2014                     2.30                  63                 144               1.00%                6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                   0  $                0               0.75%               -5.5%
12/31/2017                     2.84                   0                   0               0.75%               20.3%
12/31/2016                     2.36                   0                   0               0.75%                3.3%
12/31/2015                     2.29                   0                   0               0.75%               -3.0%
12/31/2014                     2.36                   0                   0               0.75%                6.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.79                   0  $                0               0.50%               -5.3%
12/31/2017                     2.94                   0                   0               0.50%               20.6%
12/31/2016                     2.44                   0                   0               0.50%                3.5%
12/31/2015                     2.35                   0                   0               0.50%               -2.7%
12/31/2014                     2.42                   0                   0               0.50%                6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.89                   0  $                0               0.25%               -5.1%
12/31/2017                     3.04                   0                   0               0.25%               20.9%
12/31/2016                     2.52                   0                   0               0.25%                3.8%
12/31/2015                     2.42                   0                   0               0.25%               -2.5%
12/31/2014                     2.49                   0                   0               0.25%                7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.00                   0  $                0               0.00%               -4.8%
12/31/2017                     3.15                   0                   0               0.00%               21.2%
12/31/2016                     2.60                   0                   0               0.00%                4.1%
12/31/2015                     2.50                   0                   0               0.00%               -2.2%
12/31/2014                     2.55                   0                   0               0.00%                7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FRANKLIN STRATEGIC INCOME FUND A CLASS - 354713505

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         2,459  $         2,624               265
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         2,460
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,460            2,183  $         1.13
Band 100                                         --               --            1.15
Band 75                                          --               --            1.17
Band 50                                          --               --            1.19
Band 25                                          --               --            1.21
Band 0                                           --               --            1.24
                                    ---------------  ---------------
 Total                              $         2,460            2,183
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            104
Mortality & expense charges                                                             (32)
                                                                           -----------------
Net investment income (loss)                                                             72
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                   (150)
                                                                           -----------------
Net gain (loss)                                                                        (150)
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            (78)
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             72   $            (18)
Net realized gain (loss)                                               --             (3,027)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (150)             4,065
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     (78)             1,020
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               16              8,213
Cost of units redeemed                                                 --            (81,109)
Account charges                                                        --                 (2)
                                                         -----------------  -----------------
Increase (decrease)                                                    16            (72,898)
                                                         -----------------  -----------------
Net increase (decrease)                                               (62)           (71,878)
Net assets, beginning                                               2,522             74,400
                                                         -----------------  -----------------
Net assets, ending                                       $          2,460   $          2,522
                                                         =================  =================

Units sold                                                             14              7,180
Units redeemed                                                         --            (71,046)
                                                         -----------------  -----------------
Net increase (decrease)                                                14            (63,866)
Units outstanding, beginning                                        2,169             66,035
                                                         -----------------  -----------------
Units outstanding, ending                                           2,183              2,169
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        328,358
Cost of units redeemed/account charges                                               (337,551)
Net investment income (loss)                                                           29,688
Net realized gain (loss)                                                              (23,002)
Realized gain distributions                                                             5,132
Net change in unrealized appreciation (depreciation)                                     (165)
                                                                             -----------------
Net assets                                                                   $          2,460
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   2  $                2               1.25%               -3.1%
12/31/2017                     1.16                   2                   3               1.25%                3.2%
12/31/2016                     1.13                  66                  74               1.25%                6.6%
12/31/2015                     1.06                 159                 168               1.25%               -5.5%
12/31/2014                     1.12                 236                 263               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -2.9%
12/31/2017                     1.18                   0                   0               1.00%                3.5%
12/31/2016                     1.14                   0                   0               1.00%                6.9%
12/31/2015                     1.07                   0                   0               1.00%               -5.2%
12/31/2014                     1.13                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%               -2.6%
12/31/2017                     1.20                   0                   0               0.75%                3.7%
12/31/2016                     1.16                   0                   0               0.75%                7.2%
12/31/2015                     1.08                   0                   0               0.75%               -5.0%
12/31/2014                     1.14                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -2.4%
12/31/2017                     1.22                   0                   0               0.50%                4.0%
12/31/2016                     1.17                   0                   0               0.50%                7.4%
12/31/2015                     1.09                   0                   0               0.50%               -4.7%
12/31/2014                     1.15                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -2.1%
12/31/2017                     1.24                   0                   0               0.25%                4.2%
12/31/2016                     1.19                   0                   0               0.25%                7.7%
12/31/2015                     1.11                   0                   0               0.25%               -4.5%
12/31/2014                     1.16                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.00%               -1.9%
12/31/2017                     1.26                   0                   0               0.00%                4.5%
12/31/2016                     1.21                   0                   0               0.00%                8.0%
12/31/2015                     1.12                   0                   0               0.00%               -4.3%
12/31/2014                     1.17                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.2%
    2017        0.7%
    2016        3.3%
    2015        4.4%
    2014        5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TEMPLETON INTERNATIONAL BOND FUND A CLASS - 880208509 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%                0.5%
12/31/2017                     1.04                   0                   0               1.25%                1.0%
12/31/2016                     1.03                   0                   0               1.25%                5.6%
12/31/2015                     0.97                   0                   0               1.25%               -2.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%                0.8%
12/31/2017                     1.04                   0                   0               1.00%                1.2%
12/31/2016                     1.03                   0                   0               1.00%                5.8%
12/31/2015                     0.97                   0                   0               1.00%               -2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%                1.1%
12/31/2017                     1.05                   0                   0               0.75%                1.5%
12/31/2016                     1.03                   0                   0               0.75%                6.1%
12/31/2015                     0.98                   0                   0               0.75%               -2.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%                1.3%
12/31/2017                     1.06                   0                   0               0.50%                1.7%
12/31/2016                     1.04                   0                   0               0.50%                6.4%
12/31/2015                     0.98                   0                   0               0.50%               -2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%                1.6%
12/31/2017                     1.06                   0                   0               0.25%                2.0%
12/31/2016                     1.04                   0                   0               0.25%                6.6%
12/31/2015                     0.98                   0                   0               0.25%               -2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%                1.8%
12/31/2017                     1.07                   0                   0               0.00%                2.3%
12/31/2016                     1.04                   0                   0               0.00%                6.9%
12/31/2015                     0.98                   0                   0               0.00%               -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FRANKLIN GROWTH OPPORTUNITIES FUND R CLASS - 354713513

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       102,611   $       113,186            3,397
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (34)
                                     ----------------
Net assets                           $       102,577
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        44,537          35,085  $         1.27
Band 100                                    58,040          45,422            1.28
Band 75                                         --              --            1.29
Band 50                                         --              --            1.29
Band 25                                         --              --            1.30
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $       102,577          80,507
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,283)
                                                                             -----------------
Net investment income (loss)                                                           (1,283)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,245
Realized gain distributions                                                            12,470
Net change in unrealized appreciation (depreciation)                                  (20,146)
                                                                             -----------------
Net gain (loss)                                                                           569
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (714)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,283)  $         (2,856)
Net realized gain (loss)                                            8,245             29,790
Realized gain distributions                                        12,470              9,054
Net change in unrealized appreciation (depreciation)              (20,146)            38,438
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (714)            74,426
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           32,732             19,126
Cost of units redeemed                                            (37,912)          (552,174)
Account charges                                                      (209)              (249)
                                                         -----------------  -----------------
Increase (decrease)                                                (5,389)          (533,297)
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,103)          (458,871)
Net assets, beginning                                             108,680            567,551
                                                         -----------------  -----------------
Net assets, ending                                       $        102,577   $        108,680
                                                         =================  =================

Units sold                                                         22,752             25,149
Units redeemed                                                    (25,586)          (494,722)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,834)          (469,573)
Units outstanding, beginning                                       83,341            552,914
                                                         -----------------  -----------------
Units outstanding, ending                                          80,507             83,341
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        657,428
Cost of units redeemed/account charges                                              (609,100)
Net investment income (loss)                                                          (6,603)
Net realized gain (loss)                                                              37,785
Realized gain distributions                                                           33,642
Net change in unrealized appreciation (depreciation)                                 (10,575)
                                                                            -----------------
Net assets                                                                  $        102,577
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                  35  $               45               1.25%               -2.4%
12/31/2017                     1.30                  37                  48               1.25%               26.8%
12/31/2016                     1.03                 496                 509               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                  45  $               58               1.00%               -2.2%
12/31/2017                     1.31                  47                  61               1.00%               27.1%
12/31/2016                     1.03                  57                  59               1.00%                2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -1.9%
12/31/2017                     1.31                   0                   0               0.75%               27.4%
12/31/2016                     1.03                   0                   0               0.75%                3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%               -1.7%
12/31/2017                     1.32                   0                   0               0.50%               27.7%
12/31/2016                     1.03                   0                   0               0.50%                3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.25%               -1.4%
12/31/2017                     1.32                   0                   0               0.25%               28.0%
12/31/2016                     1.03                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.00%               -1.2%
12/31/2017                     1.33                   0                   0               0.00%               28.4%
12/31/2016                     1.03                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               FRANKLIN GROWTH FUND ADVISOR CLASS - 353496839

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,418,641  $      7,163,942           71,231
                                                      ================  ===============
Receivables: investments sold                 27,878
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,446,519
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,446,519       4,959,601  $          1.30
Band 100                                         --              --             1.31
Band 75                                          --              --             1.32
Band 50                                          --              --             1.33
Band 25                                          --              --             1.33
Band 0                                           --              --             1.34
                                    ---------------  --------------
 Total                              $     6,446,519       4,959,601
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         48,499
Mortality & expense charges                                                          (21,675)
                                                                            -----------------
Net investment income (loss)                                                          26,824
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,403
Realized gain distributions                                                           73,261
Net change in unrealized appreciation (depreciation)                                (766,093)
                                                                            -----------------
Net gain (loss)                                                                     (666,429)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (639,605)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         26,824   $           (627)
Net realized gain (loss)                                           26,403              1,697
Realized gain distributions                                        73,261              3,039
Net change in unrealized appreciation (depreciation)             (766,093)            21,499
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (639,605)            25,608
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,624,166             21,597
Cost of units redeemed                                           (668,617)            (3,069)
Account charges                                                      (648)              (464)
                                                         -----------------  -----------------
Increase (decrease)                                             6,954,901             18,064
                                                         -----------------  -----------------
Net increase (decrease)                                         6,315,296             43,672
Net assets, beginning                                             131,223             87,551
                                                         -----------------  -----------------
Net assets, ending                                       $      6,446,519   $        131,223
                                                         =================  =================

Units sold                                                      5,332,118             30,513
Units redeemed                                                   (469,069)           (14,845)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,863,049             15,668
Units outstanding, beginning                                       96,552             80,884
                                                         -----------------  -----------------
Units outstanding, ending                                       4,959,601             96,552
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,734,054
Cost of units redeemed/account charges                                              (672,798)
Net investment income (loss)                                                          26,164
Net realized gain (loss)                                                              28,100
Realized gain distributions                                                           76,300
Net change in unrealized appreciation (depreciation)                                (745,301)
                                                                            -----------------
Net assets                                                                  $      6,446,519
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30               4,960  $            6,447               1.25%               -4.4%
12/31/2017                     1.36                  97                 131               1.25%               25.6%
12/31/2016                     1.08                  81                  88               1.25%                8.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%               -4.1%
12/31/2017                     1.36                   0                   0               1.00%               25.9%
12/31/2016                     1.08                   0                   0               1.00%                8.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -3.9%
12/31/2017                     1.37                   0                   0               0.75%               26.2%
12/31/2016                     1.09                   0                   0               0.75%                8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.50%               -3.6%
12/31/2017                     1.38                   0                   0               0.50%               26.5%
12/31/2016                     1.09                   0                   0               0.50%                8.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -3.4%
12/31/2017                     1.38                   0                   0               0.25%               26.8%
12/31/2016                     1.09                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -3.2%
12/31/2017                     1.39                   0                   0               0.00%               27.1%
12/31/2016                     1.09                   0                   0               0.00%                9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           FRANKLIN SMALL CAP VALUE FUND ADVISOR CLASS - 355148503

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       114,250  $        136,180            2,625
                                                      ================  ===============
Receivables: investments sold                    977
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       115,227
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       115,227          99,341  $         1.16
Band 100                                        --              --            1.17
Band 75                                         --              --            1.18
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       115,227          99,341
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            890
Mortality & expense charges                                                             (1,081)
                                                                              -----------------
Net investment income (loss)                                                              (191)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    13
Realized gain distributions                                                             11,484
Net change in unrealized appreciation (depreciation)                                   (23,516)
                                                                              -----------------
Net gain (loss)                                                                        (12,019)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (12,210)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (191)  $           (261)
Net realized gain (loss)                                                13                (23)
Realized gain distributions                                         11,484              5,139
Net change in unrealized appreciation (depreciation)               (23,516)             1,751
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (12,210)             6,606
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            54,896             59,044
Cost of units redeemed                                                (840)           (20,287)
Account charges                                                        (67)               (47)
                                                          -----------------  -----------------
Increase (decrease)                                                 53,989             38,710
                                                          -----------------  -----------------
Net increase (decrease)                                             41,779             45,316
Net assets, beginning                                               73,448             28,132
                                                          -----------------  -----------------
Net assets, ending                                        $        115,227   $         73,448
                                                          =================  =================

Units sold                                                          45,294             48,448
Units redeemed                                                        (667)           (16,699)
                                                          -----------------  -----------------
Net increase (decrease)                                             44,627             31,749
Units outstanding, beginning                                        54,714             22,965
                                                          -----------------  -----------------
Units outstanding, ending                                           99,341             54,714
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         143,262
Cost of units redeemed/account charges                                                  (22,260)
Net investment income (loss)                                                               (460)
Net realized gain (loss)                                                                    (10)
Realized gain distributions                                                              16,625
Net change in unrealized appreciation (depreciation)                                    (21,930)
                                                                              ------------------
Net assets                                                                    $         115,227
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                  99  $              115               1.25%              -13.6%
12/31/2017                     1.34                  55                  73               1.25%                9.6%
12/31/2016                     1.22                  23                  28               1.25%               22.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%              -13.4%
12/31/2017                     1.35                   0                   0               1.00%                9.9%
12/31/2016                     1.23                   0                   0               1.00%               22.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%              -13.2%
12/31/2017                     1.35                   0                   0               0.75%               10.1%
12/31/2016                     1.23                   0                   0               0.75%               22.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%              -12.9%
12/31/2017                     1.36                   0                   0               0.50%               10.4%
12/31/2016                     1.23                   0                   0               0.50%               23.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%              -12.7%
12/31/2017                     1.36                   0                   0               0.25%               10.7%
12/31/2016                     1.23                   0                   0               0.25%               23.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%              -12.5%
12/31/2017                     1.37                   0                   0               0.00%               11.0%
12/31/2016                     1.23                   0                   0               0.00%               23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        FRANKLIN SMALL-MID CAP GROWTH FUND ADVISOR CLASS - 354713869

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $         7,816  $          9,487              239
                                                      ================  ===============
Receivables: investments sold                    187
Payables: investments purchased                   --
                                     ---------------
Net assets                           $         8,003
                                     ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         8,003            6,577  $         1.22
Band 100                                         --               --            1.22
Band 75                                          --               --            1.23
Band 50                                          --               --            1.24
Band 25                                          --               --            1.25
Band 0                                           --               --            1.26
                                    ---------------  ---------------
 Total                              $         8,003            6,577
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                  (73)
                                                                               ------------------
Net investment income (loss)                                                                 (73)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  870
Net change in unrealized appreciation (depreciation)                                      (1,671)
                                                                               ------------------
Net gain (loss)                                                                             (802)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (875)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (73)  $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                           870                 --
Net change in unrealized appreciation (depreciation)               (1,671)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (875)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            8,899                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (21)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 8,878                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,003                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          8,003   $             --
                                                         =================  ================

Units sold                                                          6,593                 --
Units redeemed                                                        (16)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,577                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           6,577                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $           8,899
Cost of units redeemed/account charges                                                       (21)
Net investment income (loss)                                                                 (73)
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  870
Net change in unrealized appreciation (depreciation)                                      (1,671)
                                                                               ------------------
Net assets                                                                     $           8,003
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   7  $                8               1.25%               -5.6%
12/31/2017                     1.29                   0                   0               1.25%               20.3%
12/31/2016                     1.07                   0                   0               1.25%                7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%               -5.4%
12/31/2017                     1.29                   0                   0               1.00%               20.6%
12/31/2016                     1.07                   0                   0               1.00%                7.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.75%               -5.1%
12/31/2017                     1.30                   0                   0               0.75%               20.9%
12/31/2016                     1.07                   0                   0               0.75%                7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.50%               -4.9%
12/31/2017                     1.30                   0                   0               0.50%               21.2%
12/31/2016                     1.08                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.25%               -4.6%
12/31/2017                     1.31                   0                   0               0.25%               21.5%
12/31/2016                     1.08                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%               -4.4%
12/31/2017                     1.32                   0                   0               0.00%               21.8%
12/31/2016                     1.08                   0                   0               0.00%                8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    FRANKLIN STRATEGIC INCOME FUND ADVISOR CLASS - 354713737 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%               -2.9%
12/31/2017                     1.08                   0                   0               1.25%                3.5%
12/31/2016                     1.04                   0                   0               1.25%                4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -2.6%
12/31/2017                     1.08                   0                   0               1.00%                3.7%
12/31/2016                     1.04                   0                   0               1.00%                4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -2.4%
12/31/2017                     1.09                   0                   0               0.75%                4.0%
12/31/2016                     1.04                   0                   0               0.75%                4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -2.1%
12/31/2017                     1.09                   0                   0               0.50%                4.2%
12/31/2016                     1.05                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -1.9%
12/31/2017                     1.09                   0                   0               0.25%                4.5%
12/31/2016                     1.05                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -1.6%
12/31/2017                     1.10                   0                   0               0.00%                4.8%
12/31/2016                     1.05                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              TEMPLETON FOREIGN FUND ADVISOR CLASS - 880196506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $         3,933  $          4,538              599
                                                      ================  ===============
Receivables: investments sold                    129
Payables: investments purchased                   --
                                     ---------------
Net assets                           $         4,062
                                     ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         4,062            3,721  $         1.09
Band 100                                         --               --            1.10
Band 75                                          --               --            1.11
Band 50                                          --               --            1.11
Band 25                                          --               --            1.12
Band 0                                           --               --            1.13
                                    ---------------  ---------------
 Total                              $         4,062            3,721
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            113
Mortality & expense charges                                                             (1,359)
                                                                              -----------------
Net investment income (loss)                                                            (1,246)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,767)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (4,754)
                                                                              -----------------
Net gain (loss)                                                                         (7,521)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (8,767)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,246)  $            873
Net realized gain (loss)                                           (2,767)            30,633
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (4,754)               655
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (8,767)            32,161
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           61,936            166,983
Cost of units redeemed                                           (239,139)          (255,862)
Account charges                                                      (191)              (364)
                                                         -----------------  -----------------
Increase (decrease)                                              (177,394)           (89,243)
                                                         -----------------  -----------------
Net increase (decrease)                                          (186,161)           (57,082)
Net assets, beginning                                             190,223            247,305
                                                         -----------------  -----------------
Net assets, ending                                       $          4,062   $        190,223
                                                         =================  =================

Units sold                                                         49,009            131,241
Units redeemed                                                   (191,549)          (205,777)
                                                         -----------------  -----------------
Net increase (decrease)                                          (142,540)           (74,536)
Units outstanding, beginning                                      146,261            220,797
                                                         -----------------  -----------------
Units outstanding, ending                                           3,721            146,261
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        652,320
Cost of units redeemed/account charges                                              (679,666)
Net investment income (loss)                                                           3,575
Net realized gain (loss)                                                              28,438
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                    (605)
                                                                            -----------------
Net assets                                                                  $          4,062
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   4  $                4               1.25%              -16.1%
12/31/2017                     1.30                 146                 190               1.25%               16.1%
12/31/2016                     1.12                 221                 247               1.25%               12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%              -15.8%
12/31/2017                     1.31                   0                   0               1.00%               16.4%
12/31/2016                     1.12                   0                   0               1.00%               12.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%              -15.6%
12/31/2017                     1.31                   0                   0               0.75%               16.7%
12/31/2016                     1.12                   0                   0               0.75%               12.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -15.4%
12/31/2017                     1.32                   0                   0               0.50%               17.0%
12/31/2016                     1.13                   0                   0               0.50%               12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -15.2%
12/31/2017                     1.32                   0                   0               0.25%               17.3%
12/31/2016                     1.13                   0                   0               0.25%               12.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%              -15.0%
12/31/2017                     1.33                   0                   0               0.00%               17.6%
12/31/2016                     1.13                   0                   0               0.00%               12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        1.5%
    2016        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            TEMPLETON GLOBAL BOND FUND ADVISOR CLASS - 880208400

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,294,035  $      1,343,834          115,025
                                                      ================  ===============
Receivables: investments sold                 93,404
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,387,439
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,387,439       1,279,890  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.11
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     1,387,439       1,279,890
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         81,594
Mortality & expense charges                                                           (15,294)
                                                                             -----------------
Net investment income (loss)                                                           66,300
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,901
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (64,970)
                                                                             -----------------
Net gain (loss)                                                                       (61,069)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,231
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         66,300   $         26,845
Net realized gain (loss)                                            3,901             10,280
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (64,970)           (21,933)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,231             15,192
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          674,418            594,617
Cost of units redeemed                                           (558,367)          (161,534)
Account charges                                                       (75)               (58)
                                                         -----------------  -----------------
Increase (decrease)                                               115,976            433,025
                                                         -----------------  -----------------
Net increase (decrease)                                           121,207            448,217
Net assets, beginning                                           1,266,232            818,015
                                                         -----------------  -----------------
Net assets, ending                                       $      1,387,439   $      1,266,232
                                                         =================  =================

Units sold                                                        623,183            551,367
Units redeemed                                                   (513,418)          (147,387)
                                                         -----------------  -----------------
Net increase (decrease)                                           109,765            403,980
Units outstanding, beginning                                    1,170,125            766,145
                                                         -----------------  -----------------
Units outstanding, ending                                       1,279,890          1,170,125
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,054,809
Cost of units redeemed/account charges                                              (725,683)
Net investment income (loss)                                                          93,600
Net realized gain (loss)                                                              14,512
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (49,799)
                                                                            -----------------
Net assets                                                                  $      1,387,439
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,280  $            1,387               1.25%                0.2%
12/31/2017                     1.08               1,170               1,266               1.25%                1.4%
12/31/2016                     1.07                 766                 818               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%                0.4%
12/31/2017                     1.09                   0                   0               1.00%                1.6%
12/31/2016                     1.07                   0                   0               1.00%                6.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%                0.7%
12/31/2017                     1.09                   0                   0               0.75%                1.9%
12/31/2016                     1.07                   0                   0               0.75%                7.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%                0.9%
12/31/2017                     1.10                   0                   0               0.50%                2.1%
12/31/2016                     1.07                   0                   0               0.50%                7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%                1.2%
12/31/2017                     1.10                   0                   0               0.25%                2.4%
12/31/2016                     1.07                   0                   0               0.25%                7.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%                1.4%
12/31/2017                     1.10                   0                   0               0.00%                2.6%
12/31/2016                     1.08                   0                   0               0.00%                7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.1%
    2017        4.0%
    2016        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               TEMPLETON GROWTH FUND ADVISOR CLASS - 880199302

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ----------------
Investments                         $            --  $            --               (1)
                                                     ===============  ================
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.12
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            219
Mortality & expense charges                                                               (143)
                                                                              -----------------
Net investment income (loss)                                                                76
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,456)
Realized gain distributions                                                                951
Net change in unrealized appreciation (depreciation)                                      (437)
                                                                              -----------------
Net gain (loss)                                                                         (1,942)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,866)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             76   $             26
Net realized gain (loss)                                            (2,456)              (777)
Realized gain distributions                                            951                 --
Net change in unrealized appreciation (depreciation)                  (437)               437
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,866)              (314)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               118            228,028
Cost of units redeemed                                              (9,952)          (216,014)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 (9,834)            12,014
                                                          -----------------  -----------------
Net increase (decrease)                                            (11,700)            11,700
Net assets, beginning                                               11,700                 --
                                                          -----------------  -----------------
Net assets, ending                                        $             --   $         11,700
                                                          =================  =================

Units sold                                                              90            182,439
Units redeemed                                                      (9,019)          (173,510)
                                                          -----------------  -----------------
Net increase (decrease)                                             (8,929)             8,929
Units outstanding, beginning                                         8,929                 --
                                                          -----------------  -----------------
Units outstanding, ending                                               --              8,929
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        228,146
Cost of units redeemed/account charges                                                (225,966)
Net investment income (loss)                                                               102
Net realized gain (loss)                                                                (3,233)
Realized gain distributions                                                                951
Net change in unrealized appreciation (depreciation)                                        --
                                                                              -----------------
Net assets                                                                    $             --
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.25%              -15.4%
12/31/2017                     1.31                   9                  12               1.25%               16.6%
12/31/2016                     1.12                   0                   0               1.25%               12.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%              -15.2%
12/31/2017                     1.32                   0                   0               1.00%               16.9%
12/31/2016                     1.13                   0                   0               1.00%               12.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%              -15.0%
12/31/2017                     1.32                   0                   0               0.75%               17.2%
12/31/2016                     1.13                   0                   0               0.75%               12.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%              -14.8%
12/31/2017                     1.33                   0                   0               0.50%               17.5%
12/31/2016                     1.13                   0                   0               0.50%               12.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%              -14.5%
12/31/2017                     1.33                   0                   0               0.25%               17.8%
12/31/2016                     1.13                   0                   0               0.25%               13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%              -14.3%
12/31/2017                     1.34                   0                   0               0.00%               18.1%
12/31/2016                     1.13                   0                   0               0.00%               13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.7%
    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        FRANKLIN GROWTH OPPORTUNITIES FUND ADVISOR CLASS - 354713729

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         1,177   $         1,393               34
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $         1,176
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,176             915  $          1.29
Band 100                                        --              --             1.29
Band 75                                         --              --             1.30
Band 50                                         --              --             1.31
Band 25                                         --              --             1.32
Band 0                                          --              --             1.33
                                    --------------  --------------
 Total                              $        1,176             915
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                              (10)
                                                                            -----------------
Net investment income (loss)                                                             (10)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                              118
Net change in unrealized appreciation (depreciation)                                    (201)
                                                                            -----------------
Net gain (loss)                                                                          (83)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (93)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (10)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           118                 23
Net change in unrealized appreciation (depreciation)                 (201)               (15)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     (93)                 8
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              966                299
Cost of units redeemed                                                 --                 --
Account charges                                                        (4)                --
                                                         -----------------  -----------------
Increase (decrease)                                                   962                299
                                                         -----------------  -----------------
Net increase (decrease)                                               869                307
Net assets, beginning                                                 307                 --
                                                         -----------------  -----------------
Net assets, ending                                       $          1,176   $            307
                                                         =================  =================

Units sold                                                            684                234
Units redeemed                                                         (3)                --
                                                         -----------------  -----------------
Net increase (decrease)                                               681                234
Units outstanding, beginning                                          234                 --
                                                         -----------------  -----------------
Units outstanding, ending                                             915                234
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         1,265
Cost of units redeemed/account charges                                                   (4)
Net investment income (loss)                                                            (10)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             141
Net change in unrealized appreciation (depreciation)                                   (216)
                                                                            ----------------
Net assets                                                                  $         1,176
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   1  $                1               1.25%               -2.0%
12/31/2017                     1.31                   0                   0               1.25%               27.4%
12/31/2016                     1.03                   0                   0               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -1.8%
12/31/2017                     1.32                   0                   0               1.00%               27.7%
12/31/2016                     1.03                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -1.5%
12/31/2017                     1.32                   0                   0               0.75%               28.1%
12/31/2016                     1.03                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -1.3%
12/31/2017                     1.33                   0                   0               0.50%               28.4%
12/31/2016                     1.03                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -1.0%
12/31/2017                     1.33                   0                   0               0.25%               28.7%
12/31/2016                     1.04                   0                   0               0.25%                3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.00%               -0.8%
12/31/2017                     1.34                   0                   0               0.00%               29.0%
12/31/2016                     1.04                   0                   0               0.00%                3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FRANKLIN STRATEGIC INCOME FUND R6 CLASS - 354713323

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       838,790  $        891,510           90,386
                                                      ================  ===============
Receivables: investments sold                    328
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       839,118
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       839,118         826,537  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       839,118         826,537
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         40,034
Mortality & expense charges                                                            (11,148)
                                                                              -----------------
Net investment income (loss)                                                            28,886
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,665)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (47,993)
                                                                              -----------------
Net gain (loss)                                                                        (52,658)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (23,772)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,886   $         11,333
Net realized gain (loss)                                           (4,665)               198
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (47,993)            (4,727)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,772)             6,804
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           57,009          2,069,550
Cost of units redeemed                                           (122,168)        (1,147,512)
Account charges                                                      (254)              (539)
                                                         -----------------  -----------------
Increase (decrease)                                               (65,413)           921,499
                                                         -----------------  -----------------
Net increase (decrease)                                           (89,185)           928,303
Net assets, beginning                                             928,303                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        839,118   $        928,303
                                                         =================  =================

Units sold                                                         55,319          2,002,281
Units redeemed                                                   (119,099)        (1,111,964)
                                                         -----------------  -----------------
Net increase (decrease)                                           (63,780)           890,317
Units outstanding, beginning                                      890,317                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         826,537            890,317
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,126,559
Cost of units redeemed/account charges                                              (1,270,473)
Net investment income (loss)                                                            40,219
Net realized gain (loss)                                                                (4,467)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (52,720)
                                                                              -----------------
Net assets                                                                    $        839,118
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 827  $              839               1.25%               -2.6%
12/31/2017                     1.04                 890                 928               1.25%                3.6%
12/31/2016                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -2.4%
12/31/2017                     1.05                   0                   0               1.00%                3.9%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -2.1%
12/31/2017                     1.05                   0                   0               0.75%                4.2%
12/31/2016                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -1.9%
12/31/2017                     1.05                   0                   0               0.50%                4.4%
12/31/2016                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -1.6%
12/31/2017                     1.05                   0                   0               0.25%                4.7%
12/31/2016                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -1.4%
12/31/2017                     1.06                   0                   0               0.00%                4.9%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.5%
    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               TEMPLETON GLOBAL BOND FUND R6 CLASS - 880208772

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,551,990   $    2,619,145          226,843
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (33,290)
                                     ----------------
Net assets                           $     2,518,700
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,801,854       1,739,282  $          1.04
Band 100                                         --              --             1.04
Band 75                                          --              --             1.05
Band 50                                          --              --             1.05
Band 25                                          --              --             1.06
Band 0                                      716,846         674,342             1.06
                                    ---------------  --------------
 Total                              $     2,518,700       2,413,624
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        126,585
Mortality & expense charges                                                           (12,815)
                                                                             -----------------
Net investment income (loss)                                                          113,770
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (55,932)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (35,562)
                                                                             -----------------
Net gain (loss)                                                                       (91,494)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         22,276
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        113,770   $         18,920
Net realized gain (loss)                                           (55,932)            (2,590)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (35,562)           (31,593)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   22,276            (15,263)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         3,111,500          1,173,215
Cost of units redeemed                                          (1,354,279)          (414,354)
Account charges                                                     (3,898)              (497)
                                                          -----------------  -----------------
Increase (decrease)                                              1,753,323            758,364
                                                          -----------------  -----------------
Net increase (decrease)                                          1,775,599            743,101
Net assets, beginning                                              743,101                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      2,518,700   $        743,101
                                                          =================  =================

Units sold                                                       3,347,913          1,105,040
Units redeemed                                                  (1,646,396)          (392,933)
                                                          -----------------  -----------------
Net increase (decrease)                                          1,701,517            712,107
Units outstanding, beginning                                       712,107                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        2,413,624            712,107
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,284,715
Cost of units redeemed/account charges                                             (1,773,028)
Net investment income (loss)                                                          132,690
Net realized gain (loss)                                                              (58,522)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (67,155)
                                                                             -----------------
Net assets                                                                   $      2,518,700
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               1,739  $            1,802               1.25%                0.3%
12/31/2017                     1.03                 162                 167               1.25%                1.5%
12/31/2016                     1.02                   0                   0               1.25%                1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%                0.5%
12/31/2017                     1.04                   0                   0               1.00%                1.8%
12/31/2016                     1.02                   0                   0               1.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%                0.8%
12/31/2017                     1.04                   0                   0               0.75%                2.0%
12/31/2016                     1.02                   0                   0               0.75%                1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%                1.1%
12/31/2017                     1.04                   0                   0               0.50%                2.3%
12/31/2016                     1.02                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%                1.3%
12/31/2017                     1.04                   0                   0               0.25%                2.5%
12/31/2016                     1.02                   0                   0               0.25%                1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 674  $              717               0.00%                1.6%
12/31/2017                     1.05                 550                 576               0.00%                2.8%
12/31/2016                     1.02                   0                   0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.8%
    2017        5.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                FRANKLIN UTILITIES FUND R6 CLASS - 353496615

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        43,358  $         44,315            2,373
                                                      ================  ===============
Receivables: investments sold                    199
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        43,557
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       43,557          38,130  $          1.14
Band 100                                        --              --             1.15
Band 75                                         --              --             1.15
Band 50                                         --              --             1.16
Band 25                                         --              --             1.17
Band 0                                          --              --             1.17
                                    --------------  --------------
 Total                              $       43,557          38,130
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,188
Mortality & expense charges                                                               (494)
                                                                              -----------------
Net investment income (loss)                                                               694
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (213)
Realized gain distributions                                                              1,312
Net change in unrealized appreciation (depreciation)                                    (1,216)
                                                                              -----------------
Net gain (loss)                                                                           (117)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            577
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            694   $             18
Net realized gain (loss)                                             (213)                --
Realized gain distributions                                         1,312                 31
Net change in unrealized appreciation (depreciation)               (1,216)               259
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     577                308
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           43,352             37,917
Cost of units redeemed                                            (38,500)                --
Account charges                                                       (97)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 4,755             37,917
                                                         -----------------  ----------------
Net increase (decrease)                                             5,332             38,225
Net assets, beginning                                              38,225                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         43,557   $         38,225
                                                         =================  ================

Units sold                                                         71,221             34,010
Units redeemed                                                    (67,101)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             4,120             34,010
Units outstanding, beginning                                       34,010                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          38,130             34,010
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         81,269
Cost of units redeemed/account charges                                                 (38,597)
Net investment income (loss)                                                               712
Net realized gain (loss)                                                                  (213)
Realized gain distributions                                                              1,343
Net change in unrealized appreciation (depreciation)                                      (957)
                                                                              -----------------
Net assets                                                                    $         43,557
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                  38  $               44               1.25%                1.6%
12/31/2017                     1.12                  34                  38               1.25%                9.5%
12/31/2016                     1.03                   0                   0               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%                1.9%
12/31/2017                     1.13                   0                   0               1.00%                9.8%
12/31/2016                     1.03                   0                   0               1.00%                2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%                2.1%
12/31/2017                     1.13                   0                   0               0.75%               10.0%
12/31/2016                     1.03                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%                2.4%
12/31/2017                     1.13                   0                   0               0.50%               10.3%
12/31/2016                     1.03                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%                2.7%
12/31/2017                     1.14                   0                   0               0.25%               10.6%
12/31/2016                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%                2.9%
12/31/2017                     1.14                   0                   0               0.00%               10.9%
12/31/2016                     1.03                   0                   0               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              FRANKLIN UTILITIES FUND ADVISOR CLASS - 353496854

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       269,299  $        288,224           14,731
                                                      ================  ===============
Receivables: investments sold                    129
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       269,428
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       269,428         236,187  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.15
Band 50                                         --              --            1.16
Band 25                                         --              --            1.16
Band 0                                          --              --            1.17
                                   ---------------  --------------
 Total                             $       269,428         236,187
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          7,222
Mortality & expense charges                                                             (3,102)
                                                                              -----------------
Net investment income (loss)                                                             4,120
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,627)
Realized gain distributions                                                              8,125
Net change in unrealized appreciation (depreciation)                                    (6,583)
                                                                              -----------------
Net gain (loss)                                                                            (85)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          4,035
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,120   $          1,806
Net realized gain (loss)                                            (1,627)                16
Realized gain distributions                                          8,125              3,593
Net change in unrealized appreciation (depreciation)                (6,583)           (12,342)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    4,035             (6,927)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            41,907            240,191
Cost of units redeemed                                              (9,590)                --
Account charges                                                       (130)               (58)
                                                          -----------------  -----------------
Increase (decrease)                                                 32,187            240,133
                                                          -----------------  -----------------
Net increase (decrease)                                             36,222            233,206
Net assets, beginning                                              233,206                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        269,428   $        233,206
                                                          =================  =================

Units sold                                                          37,953            207,755
Units redeemed                                                      (9,470)               (51)
                                                          -----------------  -----------------
Net increase (decrease)                                             28,483            207,704
Units outstanding, beginning                                       207,704                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          236,187            207,704
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        282,098
Cost of units redeemed/account charges                                                  (9,778)
Net investment income (loss)                                                             5,926
Net realized gain (loss)                                                                (1,611)
Realized gain distributions                                                             11,718
Net change in unrealized appreciation (depreciation)                                   (18,925)
                                                                              -----------------
Net assets                                                                    $        269,428
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                 236  $              269               1.25%                1.6%
12/31/2017                     1.12                 208                 233               1.25%                9.4%
12/31/2016                     1.03                   0                   0               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%                1.9%
12/31/2017                     1.13                   0                   0               1.00%                9.7%
12/31/2016                     1.03                   0                   0               1.00%                2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%                2.1%
12/31/2017                     1.13                   0                   0               0.75%                9.9%
12/31/2016                     1.03                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%                2.4%
12/31/2017                     1.13                   0                   0               0.50%               10.2%
12/31/2016                     1.03                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%                2.6%
12/31/2017                     1.13                   0                   0               0.25%               10.5%
12/31/2016                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%                2.9%
12/31/2017                     1.14                   0                   0               0.00%               10.8%
12/31/2016                     1.03                   0                   0               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 FRANKLIN UTILITIES FUND R CLASS - 353496698

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         15,955  $        17,250              883
                                                       ===============  ===============
Receivables: investments sold                      11
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         15,966
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       15,966          14,142  $          1.13
Band 100                                        --              --             1.13
Band 75                                         --              --             1.14
Band 50                                         --              --             1.15
Band 25                                         --              --             1.15
Band 0                                          --              --             1.16
                                    --------------  --------------
 Total                              $       15,966          14,142
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            369
Mortality & expense charges                                                               (191)
                                                                              -----------------
Net investment income (loss)                                                               178
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,578)
Realized gain distributions                                                                489
Net change in unrealized appreciation (depreciation)                                       945
                                                                              -----------------
Net gain (loss)                                                                           (144)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             34
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            178   $            176
Net realized gain (loss)                                            (1,578)              (318)
Realized gain distributions                                            489                627
Net change in unrealized appreciation (depreciation)                   945             (2,240)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                       34             (1,755)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             1,262             40,698
Cost of units redeemed                                             (20,348)            (3,925)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                (19,086)            36,773
                                                          -----------------  -----------------
Net increase (decrease)                                            (19,052)            35,018
Net assets, beginning                                               35,018                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         15,966   $         35,018
                                                          =================  =================

Units sold                                                           1,146             34,897
Units redeemed                                                     (18,353)            (3,548)
                                                          -----------------  -----------------
Net increase (decrease)                                            (17,207)            31,349
Units outstanding, beginning                                        31,349                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           14,142             31,349
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         41,960
Cost of units redeemed/account charges                                                 (24,273)
Net investment income (loss)                                                               354
Net realized gain (loss)                                                                (1,896)
Realized gain distributions                                                              1,116
Net change in unrealized appreciation (depreciation)                                    (1,295)
                                                                              -----------------
Net assets                                                                    $         15,966
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                  14  $               16               1.25%                1.1%
12/31/2017                     1.12                  31                  35               1.25%                8.9%
12/31/2016                     1.03                   0                   0               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%                1.3%
12/31/2017                     1.12                   0                   0               1.00%                9.1%
12/31/2016                     1.03                   0                   0               1.00%                2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%                1.6%
12/31/2017                     1.12                   0                   0               0.75%                9.4%
12/31/2016                     1.03                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%                1.8%
12/31/2017                     1.13                   0                   0               0.50%                9.7%
12/31/2016                     1.03                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%                2.1%
12/31/2017                     1.13                   0                   0               0.25%               10.0%
12/31/2016                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%                2.3%
12/31/2017                     1.13                   0                   0               0.00%               10.2%
12/31/2016                     1.03                   0                   0               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 FRANKLIN GROWTH SERIES R6 CLASS - 353496649

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        58,504   $        70,150              650
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,052)
                                     ----------------
Net assets                           $        57,452
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       57,452          54,392  $          1.06
Band 100                                        --              --             1.06
Band 75                                         --              --             1.06
Band 50                                         --              --             1.07
Band 25                                         --              --             1.07
Band 0                                          --              --             1.08
                                    --------------  --------------
 Total                              $       57,452          54,392
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             502
Mortality & expense charges                                                                (194)
                                                                              ------------------
Net investment income (loss)                                                                308
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (16)
Realized gain distributions                                                                 665
Net change in unrealized appreciation (depreciation)                                    (11,646)
                                                                              ------------------
Net gain (loss)                                                                         (10,997)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (10,689)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            308   $             --
Net realized gain (loss)                                              (16)                --
Realized gain distributions                                           665                 --
Net change in unrealized appreciation (depreciation)              (11,646)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (10,689)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          139,166                 --
Cost of units redeemed                                            (71,025)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                68,141                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            57,452                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         57,452   $             --
                                                         =================  ================

Units sold                                                        111,629                 --
Units redeemed                                                    (57,237)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            54,392                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          54,392                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         139,166
Cost of units redeemed/account charges                                                  (71,025)
Net investment income (loss)                                                                308
Net realized gain (loss)                                                                    (16)
Realized gain distributions                                                                 665
Net change in unrealized appreciation (depreciation)                                    (11,646)
                                                                              ------------------
Net assets                                                                    $          57,452
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                  54  $               57               1.25%               -4.3%
12/31/2017                     1.10                   0                   0               1.25%               10.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -4.0%
12/31/2017                     1.10                   0                   0               1.00%               10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -3.8%
12/31/2017                     1.11                   0                   0               0.75%               10.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.6%
12/31/2017                     1.11                   0                   0               0.50%               10.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -3.3%
12/31/2017                     1.11                   0                   0               0.25%               10.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -3.1%
12/31/2017                     1.11                   0                   0               0.00%               11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            FRANKLIN INCOME FUND R6 CLASS - 353496631 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -6.4%
12/31/2017                     1.01                   0                   0               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -6.1%
12/31/2017                     1.01                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -5.9%
12/31/2017                     1.01                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -5.7%
12/31/2017                     1.01                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -5.4%
12/31/2017                     1.01                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -5.2%
12/31/2017                     1.01                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R6 CLASS - 354026775 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -11.8%
12/31/2017                     1.02                   0                   0               1.25%                2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -11.6%
12/31/2017                     1.02                   0                   0               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -11.3%
12/31/2017                     1.02                   0                   0               0.75%                2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -11.1%
12/31/2017                     1.03                   0                   0               0.50%                2.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -10.9%
12/31/2017                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -10.7%
12/31/2017                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             FRANKLIN SMALL CAP VALUE FUND R6 CLASS - 355148669

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $           610   $           723               14
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $           609
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           609             687  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $           609             687
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $              6
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                               6
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               68
Net change in unrealized appreciation (depreciation)                                    (113)
                                                                            -----------------
Net gain (loss)                                                                          (45)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (39)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              6   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            68                 --
Net change in unrealized appreciation (depreciation)                 (113)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (39)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              649                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                                   648                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               609                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            609   $             --
                                                         =================  ================

Units sold                                                            688                 --
Units redeemed                                                         (1)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               687                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             687                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $            649
Cost of units redeemed/account charges                                                    (1)
Net investment income (loss)                                                               6
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               68
Net change in unrealized appreciation (depreciation)                                    (113)
                                                                            -----------------
Net assets                                                                  $            609
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   1  $                1               1.25%              -13.4%
12/31/2017                     1.02                   0                   0               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -13.2%
12/31/2017                     1.02                   0                   0               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.75%              -13.0%
12/31/2017                     1.02                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -12.7%
12/31/2017                     1.02                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.25%              -12.5%
12/31/2017                     1.02                   0                   0               0.25%                2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -12.3%
12/31/2017                     1.02                   0                   0               0.00%                2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 TEMPLETON FOREIGN FUND R6 CLASS - 880196878

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       294,460   $       308,057           44,955
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,711)
                                     ----------------
Net assets                           $       291,749
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       291,749         328,702  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $       291,749         328,702
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           9,116
Mortality & expense charges                                                                 (200)
                                                                               ------------------
Net investment income (loss)                                                               8,916
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (9)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                     (13,597)
                                                                               ------------------
Net gain (loss)                                                                          (13,606)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (4,690)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,916   $             --
Net realized gain (loss)                                               (9)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (13,597)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,690)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          304,015                 --
Cost of units redeemed                                             (7,283)                --
Account charges                                                      (293)                --
                                                         -----------------  ----------------
Increase (decrease)                                               296,439                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           291,749                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        291,749   $             --
                                                         =================  ================

Units sold                                                        337,237                 --
Units redeemed                                                     (8,535)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           328,702                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         328,702                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         304,015
Cost of units redeemed/account charges                                                    (7,576)
Net investment income (loss)                                                               8,916
Net realized gain (loss)                                                                      (9)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                     (13,597)
                                                                               ------------------
Net assets                                                                     $         291,749
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                 329  $              292               1.25%              -15.9%
12/31/2017                     1.06                   0                   0               1.25%                5.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -15.7%
12/31/2017                     1.06                   0                   0               1.00%                5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.75%              -15.5%
12/31/2017                     1.06                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.50%              -15.3%
12/31/2017                     1.06                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.25%              -15.1%
12/31/2017                     1.06                   0                   0               0.25%                6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -14.8%
12/31/2017                     1.06                   0                   0               0.00%                6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        FROST CREDIT FUND INSTITUTIONAL CLASS - 00766Y422 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.25%                0.0%
12/31/2017                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%                0.2%
12/31/2017                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%                0.5%
12/31/2017                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%                0.7%
12/31/2017                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                1.0%
12/31/2017                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%
12/31/2017                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    FROST GROWTH EQUITY FUND INSTITUTIONAL CLASS - 00766Y877 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%                1.7%
12/31/2017                     1.00                   0                   0               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%                1.9%
12/31/2017                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%                2.2%
12/31/2017                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%                2.5%
12/31/2017                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%                2.7%
12/31/2017                     1.00                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                3.0%
12/31/2017                     1.00                   0                   0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  FROST TOTAL RETURN BOND FUND INSTITUTIONAL CLASS - 00766Y810 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.25%                0.1%
12/31/2017                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%                0.4%
12/31/2017                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%                0.6%
12/31/2017                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%                0.9%
12/31/2017                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                1.1%
12/31/2017                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%
12/31/2017                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     FROST VALUE EQUITY FUND INSTITUTIONAL CLASS - 00766Y869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.87
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.87
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               1.25%              -14.5%
12/31/2017                     1.01                   0                   0               1.25%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               1.00%              -14.3%
12/31/2017                     1.01                   0                   0               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.75%              -14.0%
12/31/2017                     1.01                   0                   0               0.75%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.50%              -13.8%
12/31/2017                     1.01                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.25%              -13.6%
12/31/2017                     1.01                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -13.4%
12/31/2017                     1.01                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS GROWTH OPPORTUNITIES FUND SERVICE CLASS - 38142Y500

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       59,929   $        85,633            4,489
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (122)
                                     ---------------
Net assets                           $       59,807
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       59,807          36,132  $          1.66
Band 100                                        --              --             1.68
Band 75                                         --              --             1.71
Band 50                                         --              --             1.73
Band 25                                         --              --             1.76
Band 0                                          --              --             1.79
                                    --------------  --------------
 Total                              $       59,807          36,132
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,012)
                                                                             -----------------
Net investment income (loss)                                                           (1,012)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,895
Realized gain distributions                                                            18,415
Net change in unrealized appreciation (depreciation)                                  (25,433)
                                                                             -----------------
Net gain (loss)                                                                        (1,123)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (2,135)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,012)  $         (1,666)
Net realized gain (loss)                                            5,895              2,950
Realized gain distributions                                        18,415             27,009
Net change in unrealized appreciation (depreciation)              (25,433)               575
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,135)            28,868
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           64,010             29,117
Cost of units redeemed                                           (147,074)           (24,089)
Account charges                                                       (79)               (84)
                                                         -----------------  -----------------
Increase (decrease)                                               (83,143)             4,944
                                                         -----------------  -----------------
Net increase (decrease)                                           (85,278)            33,812
Net assets, beginning                                             145,085            111,273
                                                         -----------------  -----------------
Net assets, ending                                       $         59,807   $        145,085
                                                         =================  =================

Units sold                                                         34,809             18,329
Units redeemed                                                    (80,521)           (14,977)
                                                         -----------------  -----------------
Net increase (decrease)                                           (45,712)             3,352
Units outstanding, beginning                                       81,844             78,492
                                                         -----------------  -----------------
Units outstanding, ending                                          36,132             81,844
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        417,650
Cost of units redeemed/account charges                                               (381,956)
Net investment income (loss)                                                           (6,531)
Net realized gain (loss)                                                              (32,979)
Realized gain distributions                                                            89,327
Net change in unrealized appreciation (depreciation)                                  (25,704)
                                                                             -----------------
Net assets                                                                   $         59,807
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                  36  $               60               1.25%               -6.6%
12/31/2017                     1.77                  82                 145               1.25%               25.0%
12/31/2016                     1.42                  78                 111               1.25%               -0.3%
12/31/2015                     1.42                  88                 125               1.25%               -6.9%
12/31/2014                     1.53                  83                 126               1.25%                9.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               1.00%               -6.4%
12/31/2017                     1.80                   0                   0               1.00%               25.4%
12/31/2016                     1.43                   0                   0               1.00%                0.0%
12/31/2015                     1.43                   0                   0               1.00%               -6.6%
12/31/2014                     1.54                   0                   0               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%               -6.2%
12/31/2017                     1.82                   0                   0               0.75%               25.7%
12/31/2016                     1.45                   0                   0               0.75%                0.2%
12/31/2015                     1.44                   0                   0               0.75%               -6.4%
12/31/2014                     1.54                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.50%               -5.9%
12/31/2017                     1.84                   0                   0               0.50%               26.0%
12/31/2016                     1.46                   0                   0               0.50%                0.5%
12/31/2015                     1.46                   0                   0               0.50%               -6.2%
12/31/2014                     1.55                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.25%               -5.7%
12/31/2017                     1.87                   0                   0               0.25%               26.3%
12/31/2016                     1.48                   0                   0               0.25%                0.7%
12/31/2015                     1.47                   0                   0               0.25%               -5.9%
12/31/2014                     1.56                   0                   0               0.25%               10.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.00%               -5.4%
12/31/2017                     1.89                   0                   0               0.00%               26.6%
12/31/2016                     1.49                   0                   0               0.00%                1.0%
12/31/2015                     1.48                   0                   0               0.00%               -5.7%
12/31/2014                     1.57                   0                   0               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS GROWTH OPPORTUNITIES FUND INVESTOR CLASS - 38144N346

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,314,191  $     3,089,336          150,859
                                                       ===============  ===============
Receivables: investments sold                   6,879
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,321,070
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       359,757         212,416  $          1.69
Band 100                                         --              --             1.72
Band 75                                          --              --             1.75
Band 50                                          --              --             1.77
Band 25                                          --              --             1.80
Band 0                                    1,961,313       1,072,690             1.83
                                    ---------------  --------------
 Total                              $     2,321,070       1,285,106
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (14,077)
                                                                            ----------------
Net investment income (loss)                                                        (14,077)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,295
Realized gain distributions                                                         653,433
Net change in unrealized appreciation (depreciation)                               (816,993)
                                                                            ----------------
Net gain (loss)                                                                     (33,265)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (47,342)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,077)  $        (22,379)
Net realized gain (loss)                                          130,295            104,579
Realized gain distributions                                       653,433            627,031
Net change in unrealized appreciation (depreciation)             (816,993)            97,788
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (47,342)           807,019
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          855,495            786,193
Cost of units redeemed                                         (1,948,788)        (1,401,122)
Account charges                                                      (554)              (816)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,093,847)          (615,745)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,141,189)           191,274
Net assets, beginning                                           3,462,259          3,270,985
                                                         -----------------  -----------------
Net assets, ending                                       $      2,321,070   $      3,462,259
                                                         =================  =================

Units sold                                                        442,278            469,759
Units redeemed                                                 (1,006,520)          (841,449)
                                                         -----------------  -----------------
Net increase (decrease)                                          (564,242)          (371,690)
Units outstanding, beginning                                    1,849,348          2,221,038
                                                         -----------------  -----------------
Units outstanding, ending                                       1,285,106          1,849,348
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     16,510,701
Cost of units redeemed/account charges                                           (15,053,201)
Net investment income (loss)                                                        (173,800)
Net realized gain (loss)                                                            (898,603)
Realized gain distributions                                                        2,711,118
Net change in unrealized appreciation (depreciation)                                (775,145)
                                                                            -----------------
Net assets                                                                  $      2,321,070
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                 212  $              360               1.25%               -6.3%
12/31/2017                     1.81                 837               1,513               1.25%               25.5%
12/31/2016                     1.44               1,259               1,813               1.25%                0.2%
12/31/2015                     1.44               3,098               4,453               1.25%               -6.6%
12/31/2014                     1.54               2,915               4,485               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               1.00%               -6.0%
12/31/2017                     1.83                   0                   0               1.00%               25.8%
12/31/2016                     1.45                   0                   0               1.00%                0.4%
12/31/2015                     1.45                   0                   0               1.00%               -6.3%
12/31/2014                     1.55                   0                   0               1.00%               10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.75%               -5.8%
12/31/2017                     1.85                   0                   0               0.75%               26.1%
12/31/2016                     1.47                   0                   0               0.75%                0.7%
12/31/2015                     1.46                   0                   0               0.75%               -6.1%
12/31/2014                     1.55                   0                   0               0.75%               10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.50%               -5.6%
12/31/2017                     1.88                   0                   0               0.50%               26.4%
12/31/2016                     1.48                   0                   0               0.50%                0.9%
12/31/2015                     1.47                   0                   0               0.50%               -5.9%
12/31/2014                     1.56                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.25%               -5.3%
12/31/2017                     1.90                   0                   0               0.25%               26.8%
12/31/2016                     1.50                   0                   0               0.25%                1.2%
12/31/2015                     1.48                   0                   0               0.25%               -5.6%
12/31/2014                     1.57                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83               1,073  $            1,961               0.00%               -5.1%
12/31/2017                     1.93               1,012               1,949               0.00%               27.1%
12/31/2016                     1.52                 962               1,458               0.00%                1.4%
12/31/2015                     1.49                   3                   4               0.00%               -5.4%
12/31/2014                     1.58                   0                   1               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO SERVICE CLASS - 38142V480

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       134,125  $        145,901            9,797
                                                      ================  ===============
Receivables: investments sold                    961
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       135,086
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       135,086         112,462  $         1.20
Band 100                                        --              --            1.24
Band 75                                         --              --            1.28
Band 50                                         --              --            1.32
Band 25                                         --              --            1.36
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $       135,086         112,462
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,202
Mortality & expense charges                                                            (1,776)
                                                                             -----------------
Net investment income (loss)                                                            1,426
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  945
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (20,571)
                                                                             -----------------
Net gain (loss)                                                                       (19,626)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (18,200)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,426   $          2,410
Net realized gain (loss)                                              945                115
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (20,571)             8,795
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (18,200)            11,320
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           25,600            135,022
Cost of units redeemed                                            (15,217)            (3,430)
Account charges                                                        (9)                --
                                                         -----------------  -----------------
Increase (decrease)                                                10,374            131,592
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,826)           142,912
Net assets, beginning                                             142,912                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        135,086   $        142,912
                                                         =================  =================

Units sold                                                         19,223            107,170
Units redeemed                                                    (11,263)            (2,668)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,960            104,502
Units outstanding, beginning                                      104,502                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         112,462            104,502
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        192,364
Cost of units redeemed/account charges                                                (53,686)
Net investment income (loss)                                                            3,713
Net realized gain (loss)                                                                4,467
Realized gain distributions                                                                 4
Net change in unrealized appreciation (depreciation)                                  (11,776)
                                                                             -----------------
Net assets                                                                   $        135,086
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                 112  $              135               1.25%              -12.2%
12/31/2017                     1.37                 105                 143               1.25%               19.4%
12/31/2016                     1.15                   0                   0               1.25%                4.6%
12/31/2015                     1.09                   0                   0               1.25%               -1.1%
12/31/2014                     1.11                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%              -11.9%
12/31/2017                     1.41                   0                   0               1.00%               19.7%
12/31/2016                     1.18                   0                   0               1.00%                4.9%
12/31/2015                     1.12                   0                   0               1.00%               -0.9%
12/31/2014                     1.13                   0                   0               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%              -11.7%
12/31/2017                     1.45                   0                   0               0.75%               20.0%
12/31/2016                     1.21                   0                   0               0.75%                5.1%
12/31/2015                     1.15                   0                   0               0.75%               -0.6%
12/31/2014                     1.15                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.50%              -11.5%
12/31/2017                     1.49                   0                   0               0.50%               20.3%
12/31/2016                     1.24                   0                   0               0.50%                5.4%
12/31/2015                     1.17                   0                   0               0.50%               -0.4%
12/31/2014                     1.18                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.25%              -11.3%
12/31/2017                     1.53                   0                   0               0.25%               20.6%
12/31/2016                     1.27                   0                   0               0.25%                5.7%
12/31/2015                     1.20                   0                   0               0.25%               -0.1%
12/31/2014                     1.20                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%              -11.1%
12/31/2017                     1.57                   0                   0               0.00%               20.9%
12/31/2016                     1.30                   0                   0               0.00%                5.9%
12/31/2015                     1.23                   0                   0               0.00%                0.1%
12/31/2014                     1.23                   0                   0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        4.5%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 38142V498

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         38,776  $        38,308            2,828
                                                       ===============  ===============
Receivables: investments sold                      83
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         38,859
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       38,859          30,468  $          1.28
Band 100                                        --              --             1.31
Band 75                                         --              --             1.36
Band 50                                         --              --             1.40
Band 25                                         --              --             1.44
Band 0                                          --              --             1.49
                                    --------------  --------------
 Total                              $       38,859          30,468
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,136
Mortality & expense charges                                                              (454)
                                                                             -----------------
Net investment income (loss)                                                              682
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  186
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (5,849)
                                                                             -----------------
Net gain (loss)                                                                        (5,663)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (4,981)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            682   $            516
Net realized gain (loss)                                              186                 35
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (5,849)             4,358
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,981)             4,909
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           12,266              4,692
Cost of units redeemed                                               (647)                --
Account charges                                                        (7)                (3)
                                                         -----------------  -----------------
Increase (decrease)                                                11,612              4,689
                                                         -----------------  -----------------
Net increase (decrease)                                             6,631              9,598
Net assets, beginning                                              32,228             22,630
                                                         -----------------  -----------------
Net assets, ending                                       $         38,859   $         32,228
                                                         =================  =================

Units sold                                                          8,628              3,508
Units redeemed                                                       (455)                (2)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,173              3,506
Units outstanding, beginning                                       22,295             18,789
                                                         -----------------  -----------------
Units outstanding, ending                                          30,468             22,295
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        386,136
Cost of units redeemed/account charges                                               (307,390)
Net investment income (loss)                                                           14,782
Net realized gain (loss)                                                              (68,244)
Realized gain distributions                                                            13,107
Net change in unrealized appreciation (depreciation)                                      468
                                                                             -----------------
Net assets                                                                   $         38,859
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                  30  $               39               1.25%              -11.8%
12/31/2017                     1.45                  22                  32               1.25%               20.0%
12/31/2016                     1.20                  19                  23               1.25%                5.1%
12/31/2015                     1.15                  16                  18               1.25%               -0.6%
12/31/2014                     1.15                  19                  22               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%              -11.5%
12/31/2017                     1.49                   0                   0               1.00%               20.3%
12/31/2016                     1.24                   0                   0               1.00%                5.4%
12/31/2015                     1.17                   0                   0               1.00%               -0.3%
12/31/2014                     1.18                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%              -11.3%
12/31/2017                     1.53                   0                   0               0.75%               20.6%
12/31/2016                     1.27                   0                   0               0.75%                5.6%
12/31/2015                     1.20                   0                   0               0.75%               -0.1%
12/31/2014                     1.20                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%              -11.1%
12/31/2017                     1.57                   0                   0               0.50%               20.9%
12/31/2016                     1.30                   0                   0               0.50%                5.9%
12/31/2015                     1.23                   0                   0               0.50%                0.2%
12/31/2014                     1.23                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -10.9%
12/31/2017                     1.62                   0                   0               0.25%               21.2%
12/31/2016                     1.33                   0                   0               0.25%                6.2%
12/31/2015                     1.26                   0                   0               0.25%                0.4%
12/31/2014                     1.25                   0                   0               0.25%                2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.00%              -10.7%
12/31/2017                     1.66                   0                   0               0.00%               21.5%
12/31/2016                     1.37                   0                   0               0.00%                6.4%
12/31/2015                     1.29                   0                   0               0.00%                0.7%
12/31/2014                     1.28                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        3.1%
    2016        1.4%
    2015        1.8%
    2014        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND SERVICE CLASS - 38142V837

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        320,921  $       370,990           29,016
                                                       ===============  ===============
Receivables: investments sold                   1,770
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        322,691
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       250,457         288,436  $         0.87
Band 100                                        --              --            0.89
Band 75                                         --              --            0.92
Band 50                                         --              --            0.94
Band 25                                         --              --            0.97
Band 0                                      72,234          72,379            1.00
                                   ---------------  --------------
 Total                             $       322,691         360,815
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          4,362
Mortality & expense charges                                                           (4,551)
                                                                            -----------------
Net investment income (loss)                                                            (189)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,991
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (89,305)
                                                                            -----------------
Net gain (loss)                                                                      (63,314)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (63,503)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (189)  $          1,122
Net realized gain (loss)                                           25,991             50,685
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (89,305)            33,928
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (63,503)            85,735
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          196,274            611,388
Cost of units redeemed                                           (292,117)          (334,216)
Account charges                                                      (103)              (117)
                                                         -----------------  -----------------
Increase (decrease)                                               (95,946)           277,055
                                                         -----------------  -----------------
Net increase (decrease)                                          (159,449)           362,790
Net assets, beginning                                             482,140            119,350
                                                         -----------------  -----------------
Net assets, ending                                       $        322,691   $        482,140
                                                         =================  =================

Units sold                                                        183,160            662,827
Units redeemed                                                   (281,630)          (348,234)
                                                         -----------------  -----------------
Net increase (decrease)                                           (98,470)           314,593
Units outstanding, beginning                                      459,285            144,692
                                                         -----------------  -----------------
Units outstanding, ending                                         360,815            459,285
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,099,569
Cost of units redeemed/account charges                                              (824,972)
Net investment income (loss)                                                          10,613
Net realized gain (loss)                                                              87,550
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (50,069)
                                                                            -----------------
Net assets                                                                  $        322,691
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                 288  $              250               1.25%              -17.2%
12/31/2017                     1.05                 455                 477               1.25%               27.3%
12/31/2016                     0.82                 143                 118               1.25%                2.1%
12/31/2015                     0.81                  89                  72               1.25%                4.6%
12/31/2014                     0.77                 111                  85               1.25%               -8.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -17.0%
12/31/2017                     1.08                   0                   0               1.00%               27.6%
12/31/2016                     0.84                   0                   0               1.00%                2.3%
12/31/2015                     0.82                   0                   0               1.00%                4.9%
12/31/2014                     0.78                   0                   0               1.00%               -8.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%              -16.8%
12/31/2017                     1.10                   0                   0               0.75%               28.0%
12/31/2016                     0.86                   0                   0               0.75%                2.6%
12/31/2015                     0.84                   0                   0               0.75%                5.2%
12/31/2014                     0.80                   0                   0               0.75%               -8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -16.6%
12/31/2017                     1.13                   0                   0               0.50%               28.3%
12/31/2016                     0.88                   0                   0               0.50%                2.8%
12/31/2015                     0.86                   0                   0               0.50%                5.4%
12/31/2014                     0.81                   0                   0               0.50%               -8.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%              -16.4%
12/31/2017                     1.16                   0                   0               0.25%               28.6%
12/31/2016                     0.90                   0                   0               0.25%                3.1%
12/31/2015                     0.88                   0                   0               0.25%                5.7%
12/31/2014                     0.83                   0                   0               0.25%               -7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  72  $               72               0.00%              -16.1%
12/31/2017                     1.19                   4                   5               0.00%               28.9%
12/31/2016                     0.92                   2                   2               0.00%                3.3%
12/31/2015                     0.89                   2                   2               0.00%                6.0%
12/31/2014                     0.84                   0                   0               0.00%               -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        2.0%
    2016        2.2%
    2015        0.9%
    2014        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL CLASS -
                                  38142V845

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,872,403  $      2,071,192          166,732
                                                      ================  ===============
Receivables: investments sold                 36,612
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,909,015
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,909,015       2,080,339  $          0.92
Band 100                                         --              --             0.94
Band 75                                          --              --             0.97
Band 50                                          --              --             1.00
Band 25                                          --              --             1.03
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     1,909,015       2,080,339
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         34,554
Mortality & expense charges                                                          (20,830)
                                                                            -----------------
Net investment income (loss)                                                          13,724
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,428
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (394,783)
                                                                            -----------------
Net gain (loss)                                                                     (372,355)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (358,631)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,724   $          6,758
Net realized gain (loss)                                           22,428             54,664
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (394,783)           191,669
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (358,631)           253,091
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,190,179          1,137,738
Cost of units redeemed                                           (235,058)          (352,148)
Account charges                                                      (846)              (613)
                                                         -----------------  -----------------
Increase (decrease)                                               954,275            784,977
                                                         -----------------  -----------------
Net increase (decrease)                                           595,644          1,038,068
Net assets, beginning                                           1,313,371            275,303
                                                         -----------------  -----------------
Net assets, ending                                       $      1,909,015   $      1,313,371
                                                         =================  =================

Units sold                                                      1,112,401          1,219,993
Units redeemed                                                   (222,249)          (349,268)
                                                         -----------------  -----------------
Net increase (decrease)                                           890,152            870,725
Units outstanding, beginning                                    1,190,187            319,462
                                                         -----------------  -----------------
Units outstanding, ending                                       2,080,339          1,190,187
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,140,525
Cost of units redeemed/account charges                                           (2,266,173)
Net investment income (loss)                                                         58,852
Net realized gain (loss)                                                            174,600
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (198,789)
                                                                            ----------------
Net assets                                                                  $     1,909,015
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92               2,080  $            1,909               1.25%              -16.8%
12/31/2017                     1.10               1,190               1,313               1.25%               28.1%
12/31/2016                     0.86                 319                 275               1.25%                2.6%
12/31/2015                     0.84                  94                  79               1.25%                5.1%
12/31/2014                     0.80                 321                 257               1.25%               -8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -16.6%
12/31/2017                     1.13                   0                   0               1.00%               28.4%
12/31/2016                     0.88                   0                   0               1.00%                2.8%
12/31/2015                     0.86                   0                   0               1.00%                5.3%
12/31/2014                     0.81                   0                   0               1.00%               -8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -16.4%
12/31/2017                     1.16                   0                   0               0.75%               28.7%
12/31/2016                     0.90                   0                   0               0.75%                3.1%
12/31/2015                     0.87                   0                   0               0.75%                5.6%
12/31/2014                     0.83                   0                   0               0.75%               -7.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%              -16.2%
12/31/2017                     1.19                   0                   0               0.50%               29.0%
12/31/2016                     0.92                   0                   0               0.50%                3.4%
12/31/2015                     0.89                   0                   0               0.50%                5.9%
12/31/2014                     0.84                   0                   0               0.50%               -7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%              -16.0%
12/31/2017                     1.22                   0                   0               0.25%               29.3%
12/31/2016                     0.94                   0                   0               0.25%                3.6%
12/31/2015                     0.91                   0                   0               0.25%                6.1%
12/31/2014                     0.86                   0                   0               0.25%               -7.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%              -15.8%
12/31/2017                     1.25                   0                   0               0.00%               29.7%
12/31/2016                     0.97                   0                   0               0.00%                3.9%
12/31/2015                     0.93                   0                   0               0.00%                6.4%
12/31/2014                     0.87                   0                   0               0.00%               -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.6%
    2016        3.6%
    2015        0.2%
    2014        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND SERVICE CLASS - 38142V175

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $        93,068   $      106,695            4,950
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (24,300)
                                     ----------------
Net assets                           $        68,768
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       68,768          57,787  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.22
Band 50                                         --              --             1.23
Band 25                                         --              --             1.24
Band 0                                          --              --             1.26
                                    --------------  --------------
 Total                              $       68,768          57,787
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,739
Mortality & expense charges                                                            (3,255)
                                                                             -----------------
Net investment income (loss)                                                             (516)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (17,509)
Realized gain distributions                                                            15,533
Net change in unrealized appreciation (depreciation)                                  (25,263)
                                                                             -----------------
Net gain (loss)                                                                       (27,239)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (27,755)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (516)  $             (1)
Net realized gain (loss)                                          (17,509)            14,039
Realized gain distributions                                        15,533                 --
Net change in unrealized appreciation (depreciation)              (25,263)            (1,647)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (27,755)            12,391
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          275,524             15,232
Cost of units redeemed                                           (240,911)           (86,743)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                34,613            (71,511)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,858            (59,120)
Net assets, beginning                                              61,910            121,030
                                                         -----------------  -----------------
Net assets, ending                                       $         68,768   $         61,910
                                                         =================  =================

Units sold                                                        213,640             12,620
Units redeemed                                                   (202,490)           (72,970)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,150            (60,350)
Units outstanding, beginning                                       46,637            106,987
                                                         -----------------  -----------------
Units outstanding, ending                                          57,787             46,637
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        421,109
Cost of units redeemed/account charges                                                (350,914)
Net investment income (loss)                                                              (448)
Net realized gain (loss)                                                                (2,885)
Realized gain distributions                                                             15,533
Net change in unrealized appreciation (depreciation)                                   (13,627)
                                                                              -----------------
Net assets                                                                    $         68,768
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                  58  $               69               1.25%              -10.4%
12/31/2017                     1.33                  47                  62               1.25%               17.3%
12/31/2016                     1.13                 107                 121               1.25%               12.9%
12/31/2015                     1.00                  89                  89               1.25%               -4.2%
12/31/2014                     1.05                   9                   9               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%              -10.1%
12/31/2017                     1.34                   0                   0               1.00%               17.6%
12/31/2016                     1.14                   0                   0               1.00%               13.2%
12/31/2015                     1.01                   0                   0               1.00%               -4.0%
12/31/2014                     1.05                   0                   0               1.00%                4.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%               -9.9%
12/31/2017                     1.35                   0                   0               0.75%               17.9%
12/31/2016                     1.15                   0                   0               0.75%               13.5%
12/31/2015                     1.01                   0                   0               0.75%               -3.7%
12/31/2014                     1.05                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.50%               -9.7%
12/31/2017                     1.36                   0                   0               0.50%               18.2%
12/31/2016                     1.15                   0                   0               0.50%               13.8%
12/31/2015                     1.01                   0                   0               0.50%               -3.5%
12/31/2014                     1.05                   0                   0               0.50%                5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.25%               -9.4%
12/31/2017                     1.37                   0                   0               0.25%               18.5%
12/31/2016                     1.16                   0                   0               0.25%               14.0%
12/31/2015                     1.02                   0                   0               0.25%               -3.2%
12/31/2014                     1.05                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%               -9.2%
12/31/2017                     1.39                   0                   0               0.00%               18.8%
12/31/2016                     1.17                   0                   0               0.00%               14.3%
12/31/2015                     1.02                   0                   0               0.00%               -3.0%
12/31/2014                     1.05                   0                   0               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.2%
    2017        0.8%
    2016        1.2%
    2015        1.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND INVESTOR CLASS - 38145N626

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,906,092  $     2,039,551          102,258
                                                       ===============  ===============
Receivables: investments sold                   3,630
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,909,722
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       822,455         680,256  $          1.21
Band 100                                         --              --             1.22
Band 75                                          --              --             1.24
Band 50                                          --              --             1.25
Band 25                                          --              --             1.26
Band 0                                    1,087,267         849,924             1.28
                                    ---------------  --------------
 Total                              $     1,909,722       1,530,180
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        47,561
Mortality & expense charges                                                         (31,775)
                                                                            ----------------
Net investment income (loss)                                                         15,786
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            106,986
Realized gain distributions                                                         189,216
Net change in unrealized appreciation (depreciation)                               (691,313)
                                                                            ----------------
Net gain (loss)                                                                    (395,111)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (379,325)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,786   $         28,184
Net realized gain (loss)                                          106,986             38,899
Realized gain distributions                                       189,216                 --
Net change in unrealized appreciation (depreciation)             (691,313)           437,425
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (379,325)           504,508
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          993,262            531,494
Cost of units redeemed                                         (1,924,160)          (492,512)
Account charges                                                      (580)              (354)
                                                         -----------------  -----------------
Increase (decrease)                                              (931,478)            38,628
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,310,803)           543,136
Net assets, beginning                                           3,220,525          2,677,389
                                                         -----------------  -----------------
Net assets, ending                                       $      1,909,722   $      3,220,525
                                                         =================  =================

Units sold                                                        734,241            434,921
Units redeemed                                                 (1,570,995)          (394,052)
                                                         -----------------  -----------------
Net increase (decrease)                                          (836,754)            40,869
Units outstanding, beginning                                    2,366,934          2,326,065
                                                         -----------------  -----------------
Units outstanding, ending                                       1,530,180          2,366,934
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,400,513
Cost of units redeemed/account charges                                           (4,872,051)
Net investment income (loss)                                                         53,389
Net realized gain (loss)                                                            272,114
Realized gain distributions                                                         189,216
Net change in unrealized appreciation (depreciation)                               (133,459)
                                                                            ----------------
Net assets                                                                  $     1,909,722
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                 680  $              822               1.25%              -10.1%
12/31/2017                     1.34               1,735               2,332               1.25%               17.8%
12/31/2016                     1.14               1,704               1,944               1.25%               13.3%
12/31/2015                     1.01               1,087               1,095               1.25%               -3.9%
12/31/2014                     1.05                   0                   0               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%               -9.9%
12/31/2017                     1.36                   0                   0               1.00%               18.1%
12/31/2016                     1.15                   0                   0               1.00%               13.6%
12/31/2015                     1.01                   0                   0               1.00%               -3.6%
12/31/2014                     1.05                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -9.6%
12/31/2017                     1.37                   0                   0               0.75%               18.4%
12/31/2016                     1.16                   0                   0               0.75%               13.9%
12/31/2015                     1.01                   0                   0               0.75%               -3.4%
12/31/2014                     1.05                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -9.4%
12/31/2017                     1.38                   0                   0               0.50%               18.7%
12/31/2016                     1.16                   0                   0               0.50%               14.2%
12/31/2015                     1.02                   0                   0               0.50%               -3.2%
12/31/2014                     1.05                   0                   0               0.50%                5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%               -9.2%
12/31/2017                     1.39                   0                   0               0.25%               19.0%
12/31/2016                     1.17                   0                   0               0.25%               14.5%
12/31/2015                     1.02                   0                   0               0.25%               -2.9%
12/31/2014                     1.05                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                 850  $            1,087               0.00%               -8.9%
12/31/2017                     1.40                 632                 888               0.00%               19.3%
12/31/2016                     1.18                 623                 733               0.00%               14.7%
12/31/2015                     1.03                   0                   0               0.00%               -2.7%
12/31/2014                     1.05                   0                   0               0.00%                5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.9%
    2016        1.6%
    2015        2.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         GOLDMAN SACHS MID CAP VALUE FUND SERVICE CLASS - 38141W380

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,695,399  $     2,262,393           64,709
                                                       ===============  ===============
Receivables: investments sold                   1,476
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,696,875
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,134,440         716,897  $          1.58
Band 100                                    562,435         344,750             1.63
Band 75                                          --              --             1.68
Band 50                                          --              --             1.73
Band 25                                          --              --             1.79
Band 0                                           --              --             1.84
                                    ---------------  --------------
 Total                              $     1,696,875       1,061,647
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,473
Mortality & expense charges                                                           (25,878)
                                                                             -----------------
Net investment income (loss)                                                          (19,405)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (56,838)
Realized gain distributions                                                           263,630
Net change in unrealized appreciation (depreciation)                                 (410,996)
                                                                             -----------------
Net gain (loss)                                                                      (204,204)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (223,609)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,405)  $        (21,899)
Net realized gain (loss)                                          (56,838)            25,719
Realized gain distributions                                       263,630            327,780
Net change in unrealized appreciation (depreciation)             (410,996)           (82,755)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (223,609)           248,845
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          264,983            466,309
Cost of units redeemed                                           (861,062)        (1,297,674)
Account charges                                                      (561)              (962)
                                                         -----------------  -----------------
Increase (decrease)                                              (596,640)          (832,327)
                                                         -----------------  -----------------
Net increase (decrease)                                          (820,249)          (583,482)
Net assets, beginning                                           2,517,124          3,100,606
                                                         -----------------  -----------------
Net assets, ending                                       $      1,696,875   $      2,517,124
                                                         =================  =================

Units sold                                                        150,566            277,358
Units redeemed                                                   (475,371)          (754,630)
                                                         -----------------  -----------------
Net increase (decrease)                                          (324,805)          (477,272)
Units outstanding, beginning                                    1,386,452          1,863,724
                                                         -----------------  -----------------
Units outstanding, ending                                       1,061,647          1,386,452
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      24,076,864
Cost of units redeemed/account charges                                            (24,714,553)
Net investment income (loss)                                                         (266,792)
Net realized gain (loss)                                                           (1,128,758)
Realized gain distributions                                                         4,297,108
Net change in unrealized appreciation (depreciation)                                 (566,994)
                                                                            ------------------
Net assets                                                                  $       1,696,875
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                 717  $            1,134               1.25%              -12.1%
12/31/2017                     1.80                 946               1,702               1.25%                9.2%
12/31/2016                     1.65               1,282               2,112               1.25%               11.3%
12/31/2015                     1.48               3,865               5,720               1.25%              -10.7%
12/31/2014                     1.66               4,423               7,330               1.25%               11.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                 345  $              562               1.00%              -11.8%
12/31/2017                     1.85                 440                 815               1.00%                9.5%
12/31/2016                     1.69                 555                 938               1.00%               11.6%
12/31/2015                     1.51                 703               1,065               1.00%              -10.5%
12/31/2014                     1.69                 700               1,185               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.75%              -11.6%
12/31/2017                     1.90                   0                   0               0.75%                9.7%
12/31/2016                     1.73                   0                   0               0.75%               11.9%
12/31/2015                     1.55                   0                   0               0.75%              -10.2%
12/31/2014                     1.73                   0                   0               0.75%               12.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.50%              -11.4%
12/31/2017                     1.96                   0                   0               0.50%               10.0%
12/31/2016                     1.78                   0                   0               0.50%               12.2%
12/31/2015                     1.59                   0                   0               0.50%              -10.0%
12/31/2014                     1.76                   0                   0               0.50%               12.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%              -11.2%
12/31/2017                     2.01                   0                   0               0.25%               10.3%
12/31/2016                     1.82                   0                   0               0.25%               12.4%
12/31/2015                     1.62                   0                   0               0.25%               -9.8%
12/31/2014                     1.80                   0                   0               0.25%               12.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.00%              -10.9%
12/31/2017                     2.07                   0                   0               0.00%               10.6%
12/31/2016                     1.87                  27                  50               0.00%               12.7%
12/31/2015                     1.66                 260                 432               0.00%               -9.6%
12/31/2014                     1.84                 573               1,053               0.00%               13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.4%
    2016        0.5%
    2015        0.2%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS MID CAP VALUE FUND INSTITUTIONAL CLASS - 38141W398

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,156,623  $      2,828,473           79,609
                                                      ================  ===============
Receivables: investments sold                 13,310
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,169,933
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,169,933       1,289,984  $          1.68
Band 100                                         --              --             1.73
Band 75                                          --              --             1.79
Band 50                                          --              --             1.84
Band 25                                          --              --             1.90
Band 0                                           --              --             1.96
                                    ---------------  --------------
 Total                              $     2,169,933       1,289,984
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         22,706
Mortality & expense charges                                                          (58,594)
                                                                            -----------------
Net investment income (loss)                                                         (35,888)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (314,179)
Realized gain distributions                                                          340,971
Net change in unrealized appreciation (depreciation)                                (245,793)
                                                                            -----------------
Net gain (loss)                                                                     (219,001)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (254,889)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (35,888)  $        (41,701)
Net realized gain (loss)                                         (314,179)           (37,767)
Realized gain distributions                                       340,971            859,141
Net change in unrealized appreciation (depreciation)             (245,793)            32,961
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (254,889)           812,634
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          593,557          1,494,002
Cost of units redeemed                                         (4,356,800)        (7,558,004)
Account charges                                                    (1,706)            (3,508)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,764,949)        (6,067,510)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,019,838)        (5,254,876)
Net assets, beginning                                           6,189,771         11,444,647
                                                         -----------------  -----------------
Net assets, ending                                       $      2,169,933   $      6,189,771
                                                         =================  =================

Units sold                                                        317,916            911,940
Units redeemed                                                 (2,280,642)        (4,260,431)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,962,726)        (3,348,491)
Units outstanding, beginning                                    3,252,710          6,601,201
                                                         -----------------  -----------------
Units outstanding, ending                                       1,289,984          3,252,710
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     79,635,575
Cost of units redeemed/account charges                                           (95,295,172)
Net investment income (loss)                                                        (560,347)
Net realized gain (loss)                                                           5,555,396
Realized gain distributions                                                       13,506,331
Net change in unrealized appreciation (depreciation)                                (671,850)
                                                                            -----------------
Net assets                                                                  $      2,169,933
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               1,290  $            2,170               1.25%              -11.6%
12/31/2017                     1.90               3,253               6,190               1.25%                9.8%
12/31/2016                     1.73               6,601              11,445               1.25%               11.9%
12/31/2015                     1.55              10,955              16,974               1.25%              -10.2%
12/31/2014                     1.73              18,309              31,610               1.25%               12.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               1.00%              -11.4%
12/31/2017                     1.96                   0                   0               1.00%               10.0%
12/31/2016                     1.78                   0                   0               1.00%               12.2%
12/31/2015                     1.59                   0                   0               1.00%              -10.0%
12/31/2014                     1.76                   0                   0               1.00%               12.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.75%              -11.2%
12/31/2017                     2.01                   0                   0               0.75%               10.3%
12/31/2016                     1.82                   0                   0               0.75%               12.4%
12/31/2015                     1.62                   0                   0               0.75%               -9.8%
12/31/2014                     1.80                   0                   0               0.75%               12.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.50%              -10.9%
12/31/2017                     2.07                   0                   0               0.50%               10.6%
12/31/2016                     1.87                   0                   0               0.50%               12.7%
12/31/2015                     1.66                   0                   0               0.50%               -9.6%
12/31/2014                     1.84                   0                   0               0.50%               13.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.25%              -10.7%
12/31/2017                     2.13                   0                   0               0.25%               10.9%
12/31/2016                     1.92                   0                   0               0.25%               13.0%
12/31/2015                     1.70                   0                   0               0.25%               -9.3%
12/31/2014                     1.87                   0                   0               0.25%               13.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.00%              -10.5%
12/31/2017                     2.19                   0                   0               0.00%               11.1%
12/31/2016                     1.97                   0                   0               0.00%               13.3%
12/31/2015                     1.74                   0                   0               0.00%               -9.1%
12/31/2014                     1.91                   0                   0               0.00%               13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.7%
    2016        1.2%
    2015        0.5%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
GOLDMAN SACHS SATELLITE STRATEGIES FUND SERVICE CLASS - 38145L406 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.05
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.10
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.25%              -11.5%
12/31/2017                     1.17                   0                   0               1.25%               12.6%
12/31/2016                     1.04                   0                   0               1.25%                4.6%
12/31/2015                     0.99                   0                   0               1.25%               -4.5%
12/31/2014                     1.04                   0                   0               1.25%               -1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%              -11.3%
12/31/2017                     1.18                   0                   0               1.00%               12.9%
12/31/2016                     1.05                   0                   0               1.00%                4.9%
12/31/2015                     1.00                   0                   0               1.00%               -4.3%
12/31/2014                     1.04                   0                   0               1.00%               -1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -11.1%
12/31/2017                     1.20                   0                   0               0.75%               13.2%
12/31/2016                     1.06                   0                   0               0.75%                5.1%
12/31/2015                     1.01                   0                   0               0.75%               -4.0%
12/31/2014                     1.05                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -10.9%
12/31/2017                     1.21                   0                   0               0.50%               13.5%
12/31/2016                     1.07                   0                   0               0.50%                5.4%
12/31/2015                     1.01                   0                   0               0.50%               -3.8%
12/31/2014                     1.05                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%              -10.6%
12/31/2017                     1.23                   0                   0               0.25%               13.8%
12/31/2016                     1.08                   0                   0               0.25%                5.7%
12/31/2015                     1.02                   0                   0               0.25%               -3.6%
12/31/2014                     1.06                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -10.4%
12/31/2017                     1.25                   0                   0               0.00%               14.1%
12/31/2016                     1.09                   0                   0               0.00%                5.9%
12/31/2015                     1.03                   0                   0               0.00%               -3.3%
12/31/2014                     1.07                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS SATELLITE STRATEGIES FUND INVESTOR CLASS - 38145N683
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.09
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.25%              -11.3%
12/31/2017                     1.19                   0                   0               1.25%               13.2%
12/31/2016                     1.05                   0                   0               1.25%                4.9%
12/31/2015                     1.00                   0                   0               1.25%               -4.2%
12/31/2014                     1.05                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%              -11.1%
12/31/2017                     1.21                   0                   0               1.00%               13.5%
12/31/2016                     1.06                   0                   0               1.00%                5.2%
12/31/2015                     1.01                   0                   0               1.00%               -4.0%
12/31/2014                     1.05                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%              -10.9%
12/31/2017                     1.22                   0                   0               0.75%               13.8%
12/31/2016                     1.07                   0                   0               0.75%                5.4%
12/31/2015                     1.02                   0                   0               0.75%               -3.7%
12/31/2014                     1.06                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -10.6%
12/31/2017                     1.24                   0                   0               0.50%               14.1%
12/31/2016                     1.08                   0                   0               0.50%                5.7%
12/31/2015                     1.03                   0                   0               0.50%               -3.5%
12/31/2014                     1.06                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -10.4%
12/31/2017                     1.25                   0                   0               0.25%               14.3%
12/31/2016                     1.10                   0                   0               0.25%                6.0%
12/31/2015                     1.03                   0                   0               0.25%               -3.2%
12/31/2014                     1.07                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%              -10.2%
12/31/2017                     1.27                   0                   0               0.00%               14.6%
12/31/2016                     1.11                   0                   0               0.00%                6.2%
12/31/2015                     1.04                   0                   0               0.00%               -3.0%
12/31/2014                     1.07                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 38142V209

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    15,030,662  $    18,568,836          323,170
                                                      ===============  ===============
Receivables: investments sold                269,920
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    15,300,582
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,007,675        7,055,491  $         1.99
Band 100                                        --               --            2.05
Band 75                                         --               --            2.11
Band 50                                         --               --            2.18
Band 25                                         --               --            2.24
Band 0                                   1,292,907          559,164            2.31
                                    --------------  ---------------
 Total                              $   15,300,582        7,614,655
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        73,720
Mortality & expense charges                                                        (254,098)
                                                                            ----------------
Net investment income (loss)                                                       (180,378)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            455,583
Realized gain distributions                                                       1,774,676
Net change in unrealized appreciation (depreciation)                             (4,683,377)
                                                                            ----------------
Net gain (loss)                                                                  (2,453,118)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,633,496)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (180,378)  $       (181,375)
Net realized gain (loss)                                          455,583          1,453,589
Realized gain distributions                                     1,774,676          2,388,403
Net change in unrealized appreciation (depreciation)           (4,683,377)          (812,876)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,633,496)         2,847,741
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,402,097         13,204,871
Cost of units redeemed                                        (11,620,081)       (12,999,299)
Account charges                                                   (31,154)           (62,623)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,249,138)           142,949
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,882,634)         2,990,690
Net assets, beginning                                          25,183,216         22,192,526
                                                         -----------------  -----------------
Net assets, ending                                       $     15,300,582   $     25,183,216
                                                         =================  =================

Units sold                                                      1,933,798          6,271,886
Units redeemed                                                 (4,995,893)        (6,034,727)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,062,095)           237,159
Units outstanding, beginning                                   10,676,750         10,439,591
                                                         -----------------  -----------------
Units outstanding, ending                                       7,614,655         10,676,750
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     71,367,195
Cost of units redeemed/account charges                                           (66,056,082)
Net investment income (loss)                                                        (673,319)
Net realized gain (loss)                                                           5,275,457
Realized gain distributions                                                        8,925,505
Net change in unrealized appreciation (depreciation)                              (3,538,174)
                                                                            -----------------
Net assets                                                                  $     15,300,582
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99               7,055  $           14,008               1.25%              -15.1%
12/31/2017                     2.34              10,058              23,518               1.25%               11.0%
12/31/2016                     2.11               9,772              20,595               1.25%               23.1%
12/31/2015                     1.71               9,886              16,923               1.25%               -6.6%
12/31/2014                     1.83               8,178              14,984               1.25%                5.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               1.00%              -14.9%
12/31/2017                     2.40                   0                   0               1.00%               11.2%
12/31/2016                     2.16                   0                   0               1.00%               23.4%
12/31/2015                     1.75                   0                   0               1.00%               -6.3%
12/31/2014                     1.87                   0                   0               1.00%                6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.75%              -14.7%
12/31/2017                     2.47                   0                   0               0.75%               11.5%
12/31/2016                     2.22                   0                   0               0.75%               23.7%
12/31/2015                     1.79                   0                   0               0.75%               -6.1%
12/31/2014                     1.91                   0                   0               0.75%                6.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               0.50%              -14.5%
12/31/2017                     2.54                   0                   0               0.50%               11.8%
12/31/2016                     2.27                   0                   0               0.50%               24.0%
12/31/2015                     1.83                   0                   0               0.50%               -5.9%
12/31/2014                     1.95                   0                   0               0.50%                6.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.25%              -14.2%
12/31/2017                     2.62                   0                   0               0.25%               12.1%
12/31/2016                     2.33                   0                   0               0.25%               24.3%
12/31/2015                     1.88                   0                   0               0.25%               -5.6%
12/31/2014                     1.99                   0                   0               0.25%                7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                 559  $            1,293               0.00%              -14.0%
12/31/2017                     2.69                 619               1,665               0.00%               12.3%
12/31/2016                     2.39                 667               1,597               0.00%               24.7%
12/31/2015                     1.92                   0                   0               0.00%               -5.4%
12/31/2014                     2.03                   0                   0               0.00%                7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.5%
    2016        0.8%
    2015        0.7%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS SMALL CAP VALUE FUND SERVICE CLASS - 38142V308

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,489,894  $      6,939,107          133,314
                                                      ================  ===============
Receivables: investments sold                 52,170
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,542,064
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,805,809       2,572,346  $          1.87
Band 100                                    645,944         335,374             1.93
Band 75                                          --              --             1.99
Band 50                                          --              --             2.05
Band 25                                          --              --             2.11
Band 0                                       90,311          41,508             2.18
                                    ---------------  --------------
 Total                              $     5,542,064       2,949,228
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (101,085)
                                                                            ----------------
Net investment income (loss)                                                       (101,085)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            288,075
Realized gain distributions                                                         684,026
Net change in unrealized appreciation (depreciation)                             (1,806,264)
                                                                            ----------------
Net gain (loss)                                                                    (834,163)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (935,248)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (101,085)  $       (142,896)
Net realized gain (loss)                                          288,075            753,206
Realized gain distributions                                       684,026          1,193,033
Net change in unrealized appreciation (depreciation)           (1,806,264)          (548,540)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (935,248)         1,254,803
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,717,502          6,945,930
Cost of units redeemed                                         (6,785,761)        (7,584,475)
Account charges                                                   (12,300)           (32,127)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,080,559)          (670,672)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,015,807)           584,131
Net assets, beginning                                          11,557,871         10,973,740
                                                         -----------------  -----------------
Net assets, ending                                       $      5,542,064   $     11,557,871
                                                         =================  =================

Units sold                                                        793,043          3,417,279
Units redeemed                                                 (3,008,128)        (3,672,993)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,215,085)          (255,714)
Units outstanding, beginning                                    5,164,313          5,420,027
                                                         -----------------  -----------------
Units outstanding, ending                                       2,949,228          5,164,313
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     36,124,041
Cost of units redeemed/account charges                                           (35,553,255)
Net investment income (loss)                                                        (617,105)
Net realized gain (loss)                                                           2,018,499
Realized gain distributions                                                        5,019,097
Net change in unrealized appreciation (depreciation)                              (1,449,213)
                                                                            -----------------
Net assets                                                                  $      5,542,064
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87               2,572  $            4,806               1.25%              -15.5%
12/31/2017                     2.21               4,379               9,685               1.25%               10.4%
12/31/2016                     2.00               4,529               9,074               1.25%               22.5%
12/31/2015                     1.64               5,491               8,981               1.25%               -7.0%
12/31/2014                     1.76               6,050              10,642               1.25%                5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                 335  $              646               1.00%              -15.3%
12/31/2017                     2.27                 461               1,047               1.00%               10.7%
12/31/2016                     2.05                 573               1,178               1.00%               22.8%
12/31/2015                     1.67                 631               1,056               1.00%               -6.8%
12/31/2014                     1.80                 751               1,348               1.00%                5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.75%              -15.1%
12/31/2017                     2.34                   0                   0               0.75%               11.0%
12/31/2016                     2.11                   0                   0               0.75%               23.1%
12/31/2015                     1.71                   0                   0               0.75%               -6.6%
12/31/2014                     1.83                   0                   0               0.75%                5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.50%              -14.9%
12/31/2017                     2.41                   0                   0               0.50%               11.2%
12/31/2016                     2.16                   0                   0               0.50%               23.4%
12/31/2015                     1.75                   0                   0               0.50%               -6.3%
12/31/2014                     1.87                   0                   0               0.50%                6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.25%              -14.7%
12/31/2017                     2.47                   0                   0               0.25%               11.5%
12/31/2016                     2.22                   0                   0               0.25%               23.7%
12/31/2015                     1.79                   0                   0               0.25%               -6.1%
12/31/2014                     1.91                   0                   0               0.25%                6.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                  42  $               90               0.00%              -14.5%
12/31/2017                     2.54                 324                 825               0.00%               11.8%
12/31/2016                     2.28                 317                 722               0.00%               24.0%
12/31/2015                     1.83                 338                 620               0.00%               -5.8%
12/31/2014                     1.95                 473                 923               0.00%                6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.3%
    2015        0.2%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND INSTITUTIONAL CLASS - 38142Y856

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    4,082,831   $     4,228,312          195,350
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (441)
                                     ---------------
Net assets                           $    4,082,390
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,082,390       1,227,172  $          3.33
Band 100                                         --              --             3.43
Band 75                                          --              --             3.54
Band 50                                          --              --             3.65
Band 25                                          --              --             3.76
Band 0                                           --              --             3.87
                                    ---------------  --------------
 Total                              $     4,082,390       1,227,172
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (63,199)
                                                                            ----------------
Net investment income (loss)                                                        (63,199)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            552,997
Realized gain distributions                                                         806,983
Net change in unrealized appreciation (depreciation)                             (1,131,855)
                                                                            ----------------
Net gain (loss)                                                                     228,125
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       164,926
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (63,199)  $        (83,577)
Net realized gain (loss)                                          552,997          1,635,715
Realized gain distributions                                       806,983            345,436
Net change in unrealized appreciation (depreciation)           (1,131,855)           446,850
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 164,926          2,344,424
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,022,836          1,423,681
Cost of units redeemed                                         (2,072,329)        (6,719,879)
Account charges                                                    (4,257)           (12,279)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,053,750)        (5,308,477)
                                                         -----------------  -----------------
Net increase (decrease)                                          (888,824)        (2,964,053)
Net assets, beginning                                           4,971,214          7,935,267
                                                         -----------------  -----------------
Net assets, ending                                       $      4,082,390   $      4,971,214
                                                         =================  =================

Units sold                                                        285,051            806,809
Units redeemed                                                   (571,901)        (2,599,509)
                                                         -----------------  -----------------
Net increase (decrease)                                          (286,850)        (1,792,700)
Units outstanding, beginning                                    1,514,022          3,306,722
                                                         -----------------  -----------------
Units outstanding, ending                                       1,227,172          1,514,022
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     25,625,658
Cost of units redeemed/account charges                                           (28,572,079)
Net investment income (loss)                                                        (729,284)
Net realized gain (loss)                                                           5,186,531
Realized gain distributions                                                        2,717,045
Net change in unrealized appreciation (depreciation)                                (145,481)
                                                                            -----------------
Net assets                                                                  $      4,082,390
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.33               1,227  $            4,082               1.25%                1.3%
12/31/2017                     3.28               1,514               4,971               1.25%               36.8%
12/31/2016                     2.40               3,307               7,935               1.25%                5.3%
12/31/2015                     2.28               3,389               7,726               1.25%                6.8%
12/31/2014                     2.14               3,540               7,559               1.25%                9.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.43                   0  $                0               1.00%                1.6%
12/31/2017                     3.38                   0                   0               1.00%               37.2%
12/31/2016                     2.46                   0                   0               1.00%                5.5%
12/31/2015                     2.33                   0                   0               1.00%                7.0%
12/31/2014                     2.18                   0                   0               1.00%                9.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.54                   0  $                0               0.75%                1.8%
12/31/2017                     3.47                   0                   0               0.75%               37.5%
12/31/2016                     2.53                   0                   0               0.75%                5.8%
12/31/2015                     2.39                   0                   0               0.75%                7.3%
12/31/2014                     2.22                   0                   0               0.75%                9.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.65                   0  $                0               0.50%                2.1%
12/31/2017                     3.57                   0                   0               0.50%               37.9%
12/31/2016                     2.59                   0                   0               0.50%                6.1%
12/31/2015                     2.44                   0                   0               0.50%                7.6%
12/31/2014                     2.27                   0                   0               0.50%                9.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.76                   0  $                0               0.25%                2.3%
12/31/2017                     3.67                   0                   0               0.25%               38.2%
12/31/2016                     2.66                   0                   0               0.25%                6.3%
12/31/2015                     2.50                   0                   0               0.25%                7.8%
12/31/2014                     2.32                   0                   0               0.25%               10.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.87                   0  $                0               0.00%                2.6%
12/31/2017                     3.78                   0                   0               0.00%               38.5%
12/31/2016                     2.73                   0                   0               0.00%                6.6%
12/31/2015                     2.56                   0                   0               0.00%                8.1%
12/31/2014                     2.37                   0                   0               0.00%               10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND SERVICE CLASS - 38142Y864

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,133,196   $     1,389,442           62,955
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,909)
                                     ----------------
Net assets                           $     1,126,287
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      881,072         281,038  $          3.14
Band 100                                   245,215          75,870             3.23
Band 75                                         --              --             3.33
Band 50                                         --              --             3.44
Band 25                                         --              --             3.54
Band 0                                          --              --             3.65
                                    --------------  --------------
 Total                              $    1,126,287         356,908
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (13,148)
                                                                            ----------------
Net investment income (loss)                                                        (13,148)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            101,849
Realized gain distributions                                                         250,585
Net change in unrealized appreciation (depreciation)                               (365,851)
                                                                            ----------------
Net gain (loss)                                                                     (13,417)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (26,565)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,148)  $         (8,919)
Net realized gain (loss)                                          101,849             60,108
Realized gain distributions                                       250,585             55,460
Net change in unrealized appreciation (depreciation)             (365,851)           114,487
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (26,565)           221,136
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          861,042            275,688
Cost of units redeemed                                           (472,665)          (389,717)
Account charges                                                      (212)              (282)
                                                         -----------------  -----------------
Increase (decrease)                                               388,165           (114,311)
                                                         -----------------  -----------------
Net increase (decrease)                                           361,600            106,825
Net assets, beginning                                             764,687            657,862
                                                         -----------------  -----------------
Net assets, ending                                       $      1,126,287   $        764,687
                                                         =================  =================

Units sold                                                        251,923            100,212
Units redeemed                                                   (139,839)          (142,364)
                                                         -----------------  -----------------
Net increase (decrease)                                           112,084            (42,152)
Units outstanding, beginning                                      244,824            286,976
                                                         -----------------  -----------------
Units outstanding, ending                                         356,908            244,824
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,952,489
Cost of units redeemed/account charges                                           (6,714,412)
Net investment income (loss)                                                       (112,769)
Net realized gain (loss)                                                            724,166
Realized gain distributions                                                         533,059
Net change in unrealized appreciation (depreciation)                               (256,246)
                                                                            ----------------
Net assets                                                                  $     1,126,287
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.14                 281  $              881               1.25%                0.8%
12/31/2017                     3.11                 206                 640               1.25%               36.2%
12/31/2016                     2.28                 244                 556               1.25%                4.8%
12/31/2015                     2.18                 376                 819               1.25%                6.2%
12/31/2014                     2.05                 452                 927               1.25%                8.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.23                  76  $              245               1.00%                1.1%
12/31/2017                     3.20                  39                 124               1.00%               36.5%
12/31/2016                     2.34                  43                 101               1.00%                5.0%
12/31/2015                     2.23                  66                 147               1.00%                6.5%
12/31/2014                     2.10                  52                 109               1.00%                8.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.33                   0  $                0               0.75%                1.3%
12/31/2017                     3.29                   0                   0               0.75%               36.8%
12/31/2016                     2.40                   0                   0               0.75%                5.3%
12/31/2015                     2.28                   0                   0               0.75%                6.7%
12/31/2014                     2.14                   0                   0               0.75%                9.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.44                   0  $                0               0.50%                1.6%
12/31/2017                     3.38                   0                   0               0.50%               37.2%
12/31/2016                     2.46                   0                   0               0.50%                5.5%
12/31/2015                     2.34                   0                   0               0.50%                7.0%
12/31/2014                     2.18                   0                   0               0.50%                9.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.54                   0  $                0               0.25%                1.8%
12/31/2017                     3.48                   0                   0               0.25%               37.5%
12/31/2016                     2.53                   0                   0               0.25%                5.8%
12/31/2015                     2.39                   0                   0               0.25%                7.3%
12/31/2014                     2.23                   0                   0               0.25%                9.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.65                   0  $                0               0.00%                2.1%
12/31/2017                     3.58                   0                   0               0.00%               37.9%
12/31/2016                     2.59                   0                   0               0.00%                6.1%
12/31/2015                     2.45                  46                 113               0.00%                7.5%
12/31/2014                     2.27                  28                  64               0.00%                9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS U.S. EQUITY INSIGHTS SERVICE CLASS - 38141W463

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,126,734   $     1,146,548           27,124
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (285)
                                     ---------------
Net assets                           $    1,126,449
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,126,449         886,769  $          1.27
Band 100                                        --              --             1.28
Band 75                                         --              --             1.30
Band 50                                         --              --             1.31
Band 25                                         --              --             1.33
Band 0                                          --              --             1.34
                                    --------------  --------------
 Total                              $    1,126,449         886,769
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,140
Mortality & expense charges                                                          (16,212)
                                                                            -----------------
Net investment income (loss)                                                         (14,072)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              71,375
Realized gain distributions                                                           43,181
Net change in unrealized appreciation (depreciation)                                (186,749)
                                                                            -----------------
Net gain (loss)                                                                      (72,193)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (86,265)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,072)  $         (3,969)
Net realized gain (loss)                                           71,375             40,391
Realized gain distributions                                        43,181            130,198
Net change in unrealized appreciation (depreciation)             (186,749)           119,741
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (86,265)           286,361
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          127,446            170,855
Cost of units redeemed                                           (451,767)          (384,678)
Account charges                                                      (523)            (1,457)
                                                         -----------------  -----------------
Increase (decrease)                                              (324,844)          (215,280)
                                                         -----------------  -----------------
Net increase (decrease)                                          (411,109)            71,081
Net assets, beginning                                           1,537,558          1,466,477
                                                         -----------------  -----------------
Net assets, ending                                       $      1,126,449   $      1,537,558
                                                         =================  =================

Units sold                                                         90,596            136,389
Units redeemed                                                   (316,695)          (316,067)
                                                         -----------------  -----------------
Net increase (decrease)                                          (226,099)          (179,678)
Units outstanding, beginning                                    1,112,868          1,292,546
                                                         -----------------  -----------------
Units outstanding, ending                                         886,769          1,112,868
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,766,177
Cost of units redeemed/account charges                                             (943,175)
Net investment income (loss)                                                        (13,198)
Net realized gain (loss)                                                            114,244
Realized gain distributions                                                         222,215
Net change in unrealized appreciation (depreciation)                                (19,814)
                                                                            ----------------
Net assets                                                                  $     1,126,449
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                 887  $            1,126               1.25%               -8.1%
12/31/2017                     1.38               1,113               1,538               1.25%               21.8%
12/31/2016                     1.13               1,293               1,466               1.25%                9.2%
12/31/2015                     1.04                 370                 384               1.25%               -2.6%
12/31/2014                     1.07                   0                   0               1.25%                6.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%               -7.8%
12/31/2017                     1.39                   0                   0               1.00%               22.1%
12/31/2016                     1.14                   0                   0               1.00%                9.5%
12/31/2015                     1.04                   0                   0               1.00%               -2.3%
12/31/2014                     1.07                   0                   0               1.00%                6.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -7.6%
12/31/2017                     1.41                   0                   0               0.75%               22.4%
12/31/2016                     1.15                   0                   0               0.75%                9.8%
12/31/2015                     1.05                   0                   0               0.75%               -2.1%
12/31/2014                     1.07                   0                   0               0.75%                6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -7.4%
12/31/2017                     1.42                   0                   0               0.50%               22.7%
12/31/2016                     1.16                   0                   0               0.50%               10.1%
12/31/2015                     1.05                   0                   0               0.50%               -1.8%
12/31/2014                     1.07                   0                   0               0.50%                7.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -7.1%
12/31/2017                     1.43                   0                   0               0.25%               23.0%
12/31/2016                     1.16                   0                   0               0.25%               10.3%
12/31/2015                     1.05                   0                   0               0.25%               -1.6%
12/31/2014                     1.07                   0                   0               0.25%                7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -6.9%
12/31/2017                     1.44                   0                   0               0.00%               23.3%
12/31/2016                     1.17                   0                   0               0.00%               10.6%
12/31/2015                     1.06                   0                   0               0.00%               -1.3%
12/31/2014                     1.07                   0                   0               0.00%                7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.9%
    2016        1.2%
    2015        2.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS U.S. EQUITY INSIGHTS INVESTOR CLASS - 38145N642

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       740,991  $        784,619           18,020
                                                      ================  ===============
Receivables: investments sold                    570
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       741,561
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       741,561         574,550  $         1.29
Band 100                                        --              --            1.31
Band 75                                         --              --            1.32
Band 50                                         --              --            1.34
Band 25                                         --              --            1.35
Band 0                                          --              --            1.37
                                   ---------------  --------------
 Total                             $       741,561         574,550
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          5,464
Mortality & expense charges                                                           (8,471)
                                                                            -----------------
Net investment income (loss)                                                          (3,007)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,893
Realized gain distributions                                                           28,466
Net change in unrealized appreciation (depreciation)                                 (95,445)
                                                                            -----------------
Net gain (loss)                                                                      (48,086)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (51,093)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,007)  $           (615)
Net realized gain (loss)                                           18,893             43,827
Realized gain distributions                                        28,466             52,883
Net change in unrealized appreciation (depreciation)              (95,445)            37,789
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (51,093)           133,884
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          275,297            158,079
Cost of units redeemed                                            (98,147)          (293,553)
Account charges                                                      (121)               (88)
                                                         -----------------  -----------------
Increase (decrease)                                               177,029           (135,562)
                                                         -----------------  -----------------
Net increase (decrease)                                           125,936             (1,678)
Net assets, beginning                                             615,625            617,303
                                                         -----------------  -----------------
Net assets, ending                                       $        741,561   $        615,625
                                                         =================  =================

Units sold                                                        198,304            125,992
Units redeemed                                                    (63,842)          (225,248)
                                                         -----------------  -----------------
Net increase (decrease)                                           134,462            (99,256)
Units outstanding, beginning                                      440,088            539,344
                                                         -----------------  -----------------
Units outstanding, ending                                         574,550            440,088
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,148,456
Cost of units redeemed/account charges                                              (529,343)
Net investment income (loss)                                                          (1,180)
Net realized gain (loss)                                                              66,304
Realized gain distributions                                                          100,952
Net change in unrealized appreciation (depreciation)                                 (43,628)
                                                                            -----------------
Net assets                                                                  $        741,561
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                 575  $              742               1.25%               -7.7%
12/31/2017                     1.40                 440                 616               1.25%               22.2%
12/31/2016                     1.14                 539                 617               1.25%                9.6%
12/31/2015                     1.04                   0                   0               1.25%               -2.2%
12/31/2014                     1.07                   0                   0               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%               -7.5%
12/31/2017                     1.41                   0                   0               1.00%               22.5%
12/31/2016                     1.15                   0                   0               1.00%                9.9%
12/31/2015                     1.05                   0                   0               1.00%               -2.0%
12/31/2014                     1.07                   0                   0               1.00%                6.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -7.3%
12/31/2017                     1.42                   0                   0               0.75%               22.8%
12/31/2016                     1.16                   0                   0               0.75%               10.2%
12/31/2015                     1.05                   0                   0               0.75%               -1.7%
12/31/2014                     1.07                   0                   0               0.75%                7.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -7.0%
12/31/2017                     1.44                   0                   0               0.50%               23.1%
12/31/2016                     1.17                   0                   0               0.50%               10.4%
12/31/2015                     1.06                   0                   0               0.50%               -1.5%
12/31/2014                     1.07                   0                   0               0.50%                7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.25%               -6.8%
12/31/2017                     1.45                   0                   0               0.25%               23.4%
12/31/2016                     1.17                   0                   0               0.25%               10.7%
12/31/2015                     1.06                   0                   0               0.25%               -1.2%
12/31/2014                     1.07                   0                   0               0.25%                7.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.00%               -6.6%
12/31/2017                     1.46                   0                   0               0.00%               23.8%
12/31/2016                     1.18                   0                   0               0.00%               11.0%
12/31/2015                     1.06                   0                   0               0.00%               -1.0%
12/31/2014                     1.07                   0                   0               0.00%                7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.2%
    2016        2.1%
    2015        1.3%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND ADMIN CLASS - 38141W265

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     9,490,704   $    9,490,705        9,475,318
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (18,697)
                                     ----------------
Net assets                           $     9,472,007
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,550,455       8,713,777  $          0.98
Band 100                                         --              --             0.99
Band 75                                          --              --             1.00
Band 50                                          --              --             1.00
Band 25                                          --              --             1.01
Band 0                                      921,552         903,299             1.02
                                    ---------------  --------------
 Total                              $     9,472,007       9,617,076
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $        137,020
Mortality & expense charges                                                           (109,489)
                                                                              -----------------
Net investment income (loss)                                                            27,531
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        (2)
                                                                              -----------------
Net gain (loss)                                                                             (2)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         27,529
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,531   $        (76,807)
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   (2)                 1
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  27,529            (76,806)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,761,015          6,873,404
Cost of units redeemed                                        (10,150,197)        (7,575,900)
Account charges                                                    (5,401)           (11,774)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,394,583)          (714,270)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,367,054)          (791,076)
Net assets, beginning                                          10,839,061         11,630,137
                                                         -----------------  -----------------
Net assets, ending                                       $      9,472,007   $     10,839,061
                                                         =================  =================

Units sold                                                      9,021,543          7,023,663
Units redeemed                                                (10,461,197)        (7,750,238)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,439,654)          (726,575)
Units outstanding, beginning                                   11,056,730         11,783,305
                                                         -----------------  -----------------
Units outstanding, ending                                       9,617,076         11,056,730
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     39,442,377
Cost of units redeemed/account charges                                           (29,750,488)
Net investment income (loss)                                                        (219,881)
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                      (1)
                                                                            -----------------
Net assets                                                                  $      9,472,007
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98               8,714  $            8,550               1.25%                0.2%
12/31/2017                     0.98              10,681              10,461               1.25%               -0.7%
12/31/2016                     0.99              11,423              11,269               1.25%               -1.2%
12/31/2015                     1.00              14,404              14,384               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%                0.4%
12/31/2017                     0.98                   0                   0               1.00%               -0.5%
12/31/2016                     0.99                   0                   0               1.00%               -1.0%
12/31/2015                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%                0.7%
12/31/2017                     0.99                   0                   0               0.75%               -0.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%
12/31/2015                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%                0.9%
12/31/2017                     1.00                   0                   0               0.50%                0.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%
12/31/2015                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                1.2%
12/31/2017                     1.00                   0                   0               0.25%                0.3%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%
12/31/2015                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 903  $              922               0.00%                1.5%
12/31/2017                     1.01                 376                 378               0.00%                0.5%
12/31/2016                     1.00                 361                 361               0.00%                0.0%
12/31/2015                     1.00                 349                 349               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.5%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND RESOURCE CLASS - 38145C810

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     6,050,885   $    6,050,885        6,043,079
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (14,114)
                                     ----------------
Net assets                           $     6,036,771
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,187,928       3,274,466  $          0.97
Band 100                                  2,540,396       2,589,034             0.98
Band 75                                          --              --             0.99
Band 50                                     308,447         309,464             1.00
Band 25                                          --              --             1.00
Band 0                                           --              --             1.01
                                    ---------------  --------------
 Total                              $     6,036,771       6,172,964
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         68,757
Mortality & expense charges                                                          (72,587)
                                                                            -----------------
Net investment income (loss)                                                          (3,830)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                       1
                                                                            -----------------
Net gain (loss)                                                                            1
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (3,829)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,830)  $        (56,722)
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                    1                 (1)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,829)           (56,723)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,179,694          4,641,254
Cost of units redeemed                                         (5,024,558)        (3,976,076)
Account charges                                                    (2,305)            (2,208)
                                                         -----------------  -----------------
Increase (decrease)                                              (847,169)           662,970
                                                         -----------------  -----------------
Net increase (decrease)                                          (850,998)           606,247
Net assets, beginning                                           6,887,769          6,281,522
                                                         -----------------  -----------------
Net assets, ending                                       $      6,036,771   $      6,887,769
                                                         =================  =================

Units sold                                                      4,290,482          4,828,234
Units redeemed                                                 (5,155,807)        (4,149,915)
                                                         -----------------  -----------------
Net increase (decrease)                                          (865,325)           678,319
Units outstanding, beginning                                    7,038,289          6,359,970
                                                         -----------------  -----------------
Units outstanding, ending                                       6,172,964          7,038,289
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    19,686,561
Cost of units redeemed/account charges                                         (13,520,263)
Net investment income (loss)                                                      (129,527)
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ----------------
Net assets                                                                 $     6,036,771
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97               3,274  $            3,188               1.25%               -0.2%
12/31/2017                     0.98               3,375               3,293               1.25%               -1.1%
12/31/2016                     0.99               3,531               3,482               1.25%               -1.2%
12/31/2015                     1.00               2,847               2,843               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98               2,589  $            2,540               1.00%                0.0%
12/31/2017                     0.98               3,429               3,363               1.00%               -0.8%
12/31/2016                     0.99               2,591               2,562               1.00%               -1.0%
12/31/2015                     1.00               3,143               3,139               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%                0.3%
12/31/2017                     0.99                   0                   0               0.75%               -0.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%
12/31/2015                     1.00                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 309  $              308               0.50%                0.6%
12/31/2017                     0.99                 234                 232               0.50%               -0.3%
12/31/2016                     0.99                 238                 237               0.50%               -0.5%
12/31/2015                     1.00                 125                 125               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%                0.8%
12/31/2017                     1.00                   0                   0               0.25%               -0.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%
12/31/2015                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%
12/31/2017                     1.00                   0                   0               0.00%                0.2%
12/31/2016                     1.00                   0                   0               0.00%                0.0%
12/31/2015                     1.00                 134                 134               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND INVESTOR CLASS - 38145N592

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    14,702,916  $    16,448,370          574,108
                                                      ===============  ===============
Receivables: investments sold                246,075
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,948,991
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   14,948,991      11,522,188  $          1.30
Band 100                                        --              --             1.31
Band 75                                         --              --             1.31
Band 50                                         --              --             1.32
Band 25                                         --              --             1.33
Band 0                                          --              --             1.34
                                    --------------  --------------
 Total                              $   14,948,991      11,522,188
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        93,274
Mortality & expense charges                                                        (243,347)
                                                                            ----------------
Net investment income (loss)                                                       (150,073)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            940,455
Realized gain distributions                                                       1,353,730
Net change in unrealized appreciation (depreciation)                             (3,128,618)
                                                                            ----------------
Net gain (loss)                                                                    (834,433)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (984,506)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (150,073)  $        (26,647)
Net realized gain (loss)                                          940,455            183,596
Realized gain distributions                                     1,353,730            665,695
Net change in unrealized appreciation (depreciation)           (3,128,618)         1,311,952
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (984,506)         2,134,596
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,444,039         13,125,087
Cost of units redeemed                                         (8,306,051)        (1,729,820)
Account charges                                                   (50,520)           (32,714)
                                                         -----------------  -----------------
Increase (decrease)                                              (912,532)        11,362,553
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,897,038)        13,497,149
Net assets, beginning                                          16,846,029          3,348,880
                                                         -----------------  -----------------
Net assets, ending                                       $     14,948,991   $     16,846,029
                                                         =================  =================

Units sold                                                      5,167,129         10,540,458
Units redeemed                                                 (5,870,973)        (1,423,310)
                                                         -----------------  -----------------
Net increase (decrease)                                          (703,844)         9,117,148
Units outstanding, beginning                                   12,226,032          3,108,884
                                                         -----------------  -----------------
Units outstanding, ending                                      11,522,188         12,226,032
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     23,909,149
Cost of units redeemed/account charges                                           (10,198,029)
Net investment income (loss)                                                        (159,875)
Net realized gain (loss)                                                           1,123,775
Realized gain distributions                                                        2,019,425
Net change in unrealized appreciation (depreciation)                              (1,745,454)
                                                                            -----------------
Net assets                                                                  $     14,948,991
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30              11,522  $           14,949               1.25%               -5.8%
12/31/2017                     1.38              12,226              16,846               1.25%               27.9%
12/31/2016                     1.08               3,109               3,349               1.25%                7.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%               -5.6%
12/31/2017                     1.38                   0                   0               1.00%               28.2%
12/31/2016                     1.08                   0                   0               1.00%                7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.75%               -5.4%
12/31/2017                     1.39                   0                   0               0.75%               28.6%
12/31/2016                     1.08                   0                   0               0.75%                8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.50%               -5.1%
12/31/2017                     1.39                   0                   0               0.50%               28.9%
12/31/2016                     1.08                   0                   0               0.50%                8.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -4.9%
12/31/2017                     1.40                   0                   0               0.25%               29.2%
12/31/2016                     1.08                   0                   0               0.25%                8.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -4.6%
12/31/2017                     1.41                   0                   0               0.00%               29.5%
12/31/2016                     1.09                   0                   0               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.8%
    2016        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND SERVICE CLASS - 38142B377

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,714,945  $      5,182,271          184,249
                                                      ================  ===============
Receivables: investments sold                 82,330
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,797,275
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,297,949       3,344,304  $          1.29
Band 100                                         --              --             1.29
Band 75                                          --              --             1.30
Band 50                                          --              --             1.31
Band 25                                          --              --             1.32
Band 0                                      499,326         375,955             1.33
                                    ---------------  --------------
 Total                              $     4,797,275       3,720,259
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         2,018
Mortality & expense charges                                                         (83,491)
                                                                            ----------------
Net investment income (loss)                                                        (81,473)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            534,129
Realized gain distributions                                                         450,869
Net change in unrealized appreciation (depreciation)                             (1,112,317)
                                                                            ----------------
Net gain (loss)                                                                    (127,319)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (208,792)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (81,473)  $        (17,051)
Net realized gain (loss)                                          534,129             67,933
Realized gain distributions                                       450,869            360,379
Net change in unrealized appreciation (depreciation)           (1,112,317)           660,634
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (208,792)         1,071,895
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,852,978          6,673,404
Cost of units redeemed                                         (5,281,614)          (693,295)
Account charges                                                   (30,571)           (25,310)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,459,207)         5,954,799
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,667,999)         7,026,694
Net assets, beginning                                           8,465,274          1,438,580
                                                         -----------------  -----------------
Net assets, ending                                       $      4,797,275   $      8,465,274
                                                         =================  =================

Units sold                                                      1,312,561          5,392,271
Units redeemed                                                 (3,747,842)          (575,142)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,435,281)         4,817,129
Units outstanding, beginning                                    6,155,540          1,338,411
                                                         -----------------  -----------------
Units outstanding, ending                                       3,720,259          6,155,540
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,973,725
Cost of units redeemed/account charges                                           (6,030,791)
Net investment income (loss)                                                        (91,656)
Net realized gain (loss)                                                            602,075
Realized gain distributions                                                         811,248
Net change in unrealized appreciation (depreciation)                               (467,326)
                                                                            ----------------
Net assets                                                                  $     4,797,275
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29               3,344  $            4,298               1.25%               -6.2%
12/31/2017                     1.37               5,024               6,883               1.25%               27.5%
12/31/2016                     1.07               1,338               1,439               1.25%                7.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -6.0%
12/31/2017                     1.38                   0                   0               1.00%               27.8%
12/31/2016                     1.08                   0                   0               1.00%                7.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -5.7%
12/31/2017                     1.38                   0                   0               0.75%               28.1%
12/31/2016                     1.08                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -5.5%
12/31/2017                     1.39                   0                   0               0.50%               28.4%
12/31/2016                     1.08                   0                   0               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -5.2%
12/31/2017                     1.39                   0                   0               0.25%               28.7%
12/31/2016                     1.08                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                 376  $              499               0.00%               -5.0%
12/31/2017                     1.40               1,132               1,582               0.00%               29.1%
12/31/2016                     1.08                   0                   0               0.00%                8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.6%
    2016        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND R6 CLASS - 38148U619

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       542,546   $       542,546          541,507
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,161)
                                     ----------------
Net assets                           $       541,385
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       541,385         541,905  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       541,385         541,905
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          7,581
Mortality & expense charges                                                             (5,072)
                                                                              -----------------
Net investment income (loss)                                                             2,509
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        (1)
                                                                              -----------------
Net gain (loss)                                                                             (1)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          2,508
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,509   $            (76)
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   (1)                 1
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,508                (75)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          596,073            255,853
Cost of units redeemed                                           (130,474)          (181,746)
Account charges                                                      (754)                --
                                                         -----------------  -----------------
Increase (decrease)                                               464,845             74,107
                                                         -----------------  -----------------
Net increase (decrease)                                           467,353             74,032
Net assets, beginning                                              74,032                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        541,385   $         74,032
                                                         =================  =================

Units sold                                                        598,785            258,784
Units redeemed                                                   (131,304)          (184,360)
                                                         -----------------  -----------------
Net increase (decrease)                                           467,481             74,424
Units outstanding, beginning                                       74,424                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         541,905             74,424
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $       851,926
Cost of units redeemed/account charges                                            (312,974)
Net investment income (loss)                                                         2,433
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ----------------
Net assets                                                                 $       541,385
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 542  $              541               1.25%                0.4%
12/31/2017                     0.99                  74                  74               1.25%               -0.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%                0.7%
12/31/2017                     1.00                   0                   0               1.00%               -0.2%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%                0.9%
12/31/2017                     1.00                   0                   0               0.75%                0.0%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%                1.2%
12/31/2017                     1.00                   0                   0               0.50%                0.3%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                1.4%
12/31/2017                     1.01                   0                   0               0.25%                0.5%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                1.7%
12/31/2017                     1.01                   0                   0               0.00%                0.8%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS GROWTH OPPORTUNITIES FUND R6 CLASS - 38148U601 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.16
Band 75                                         --              --            1.16
Band 50                                         --              --            1.17
Band 25                                         --              --            1.18
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.25%               -6.2%
12/31/2017                     1.23                   0                   0               1.25%               25.7%
12/31/2016                     0.98                   0                   0               1.25%               -2.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%               -5.9%
12/31/2017                     1.23                   0                   0               1.00%               26.0%
12/31/2016                     0.98                   0                   0               1.00%               -2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -5.7%
12/31/2017                     1.23                   0                   0               0.75%               26.3%
12/31/2016                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -5.4%
12/31/2017                     1.24                   0                   0               0.50%               26.6%
12/31/2016                     0.98                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%               -5.2%
12/31/2017                     1.24                   0                   0               0.25%               26.9%
12/31/2016                     0.98                   0                   0               0.25%               -2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.00%               -5.0%
12/31/2017                     1.24                   0                   0               0.00%               27.2%
12/31/2016                     0.98                   0                   0               0.00%               -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FD. R6 CLASS - 38147X242

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        303,669  $       362,673           27,040
                                                       ===============  ===============
Receivables: investments sold                   1,239
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        304,908
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       304,908         287,742  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.08
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       304,908         287,742
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,807
Mortality & expense charges                                                             (3,632)
                                                                              -----------------
Net investment income (loss)                                                             2,175
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,801)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (59,612)
                                                                              -----------------
Net gain (loss)                                                                        (64,413)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (62,238)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           2,175   $            676
Net realized gain (loss)                                             (4,801)                 6
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                (59,612)               608
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                   (62,238)             1,290
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            548,773             48,820
Cost of units redeemed                                             (230,838)              (231)
Account charges                                                        (650)               (18)
                                                          ------------------  -----------------
Increase (decrease)                                                 317,285             48,571
                                                          ------------------  -----------------
Net increase (decrease)                                             255,047             49,861
Net assets, beginning                                                49,861                 --
                                                          ------------------  -----------------
Net assets, ending                                        $         304,908   $         49,861
                                                          ==================  =================

Units sold                                                          429,850             39,363
Units redeemed                                                     (181,274)              (197)
                                                          ------------------  -----------------
Net increase (decrease)                                             248,576             39,166
Units outstanding, beginning                                         39,166                 --
                                                          ------------------  -----------------
Units outstanding, ending                                           287,742             39,166
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        597,593
Cost of units redeemed/account charges                                                (231,737)
Net investment income (loss)                                                             2,851
Net realized gain (loss)                                                                (4,795)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (59,004)
                                                                              -----------------
Net assets                                                                    $        304,908
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 288  $              305               1.25%              -16.8%
12/31/2017                     1.27                  39                  50               1.25%               28.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%              -16.6%
12/31/2017                     1.28                   0                   0               1.00%               28.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -16.3%
12/31/2017                     1.28                   0                   0               0.75%               28.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -16.1%
12/31/2017                     1.28                   0                   0               0.50%               29.1%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%              -15.9%
12/31/2017                     1.29                   0                   0               0.25%               29.4%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%              -15.7%
12/31/2017                     1.29                   0                   0               0.00%               29.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND R6 CLASS - 38147X523

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,578,901  $      1,829,427           58,673
                                                      ================  ===============
Receivables: investments sold                 46,847
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,625,748
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,625,748       1,358,699  $          1.20
Band 100                                         --              --             1.20
Band 75                                          --              --             1.21
Band 50                                          --              --             1.22
Band 25                                          --              --             1.22
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     1,625,748       1,358,699
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         11,479
Mortality & expense charges                                                          (22,345)
                                                                            -----------------
Net investment income (loss)                                                         (10,866)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              72,907
Realized gain distributions                                                          124,389
Net change in unrealized appreciation (depreciation)                                (266,005)
                                                                            -----------------
Net gain (loss)                                                                      (68,709)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (79,575)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,866)  $          1,893
Net realized gain (loss)                                           72,907                716
Realized gain distributions                                       124,389             28,608
Net change in unrealized appreciation (depreciation)             (266,005)            15,479
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (79,575)            46,696
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,627,121            720,036
Cost of units redeemed                                         (1,636,979)           (41,205)
Account charges                                                    (8,376)            (1,970)
                                                         -----------------  -----------------
Increase (decrease)                                               981,766            676,861
                                                         -----------------  -----------------
Net increase (decrease)                                           902,191            723,557
Net assets, beginning                                             723,557                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,625,748   $        723,557
                                                         =================  =================

Units sold                                                      2,006,632            606,238
Units redeemed                                                 (1,218,088)           (36,083)
                                                         -----------------  -----------------
Net increase (decrease)                                           788,544            570,155
Units outstanding, beginning                                      570,155                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,358,699            570,155
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,347,157
Cost of units redeemed/account charges                                            (1,688,530)
Net investment income (loss)                                                          (8,973)
Net realized gain (loss)                                                              73,623
Realized gain distributions                                                          152,997
Net change in unrealized appreciation (depreciation)                                (250,526)
                                                                            -----------------
Net assets                                                                  $      1,625,748
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20               1,359  $            1,626               1.25%               -5.7%
12/31/2017                     1.27                 570                 724               1.25%               28.1%
12/31/2016                     0.99                   0                   0               1.25%               -1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -5.5%
12/31/2017                     1.27                   0                   0               1.00%               28.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.75%               -5.2%
12/31/2017                     1.28                   0                   0               0.75%               28.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -5.0%
12/31/2017                     1.28                   0                   0               0.50%               29.1%
12/31/2016                     0.99                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -4.8%
12/31/2017                     1.28                   0                   0               0.25%               29.4%
12/31/2016                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -4.5%
12/31/2017                     1.29                   0                   0               0.00%               29.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND R6 CLASS - 38147X515

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,498,401  $      1,808,423           80,214
                                                      ================  ===============
Receivables: investments sold                 16,354
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,514,755
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,514,755       1,442,947  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,514,755       1,442,947
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         10,349
Mortality & expense charges                                                            (5,289)
                                                                             -----------------
Net investment income (loss)                                                            5,060
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,879
Realized gain distributions                                                            80,307
Net change in unrealized appreciation (depreciation)                                 (313,246)
                                                                             -----------------
Net gain (loss)                                                                      (231,060)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (226,000)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,060   $            334
Net realized gain (loss)                                             1,879                  6
Realized gain distributions                                         80,307                 --
Net change in unrealized appreciation (depreciation)              (313,246)             3,224
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (226,000)             3,564
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,750,530             38,858
Cost of units redeemed                                             (51,633)                (1)
Account charges                                                       (561)                (2)
                                                          -----------------  -----------------
Increase (decrease)                                              1,698,336             38,855
                                                          -----------------  -----------------
Net increase (decrease)                                          1,472,336             42,419
Net assets, beginning                                               42,419                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,514,755   $         42,419
                                                          =================  =================

Units sold                                                       1,452,114             71,057
Units redeemed                                                     (45,560)           (34,664)
                                                          -----------------  -----------------
Net increase (decrease)                                          1,406,554             36,393
Units outstanding, beginning                                        36,393                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,442,947             36,393
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,789,388
Cost of units redeemed/account charges                                                (52,197)
Net investment income (loss)                                                            5,394
Net realized gain (loss)                                                                1,885
Realized gain distributions                                                            80,307
Net change in unrealized appreciation (depreciation)                                 (310,022)
                                                                             -----------------
Net assets                                                                   $      1,514,755
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               1,443  $            1,515               1.25%               -9.9%
12/31/2017                     1.17                  36                  42               1.25%               18.0%
12/31/2016                     0.99                   0                   0               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -9.7%
12/31/2017                     1.17                   0                   0               1.00%               18.3%
12/31/2016                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -9.5%
12/31/2017                     1.17                   0                   0               0.75%               18.6%
12/31/2016                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -9.3%
12/31/2017                     1.17                   0                   0               0.50%               18.9%
12/31/2016                     0.99                   0                   0               0.50%               -1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -9.0%
12/31/2017                     1.18                   0                   0               0.25%               19.2%
12/31/2016                     0.99                   0                   0               0.25%               -1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -8.8%
12/31/2017                     1.18                   0                   0               0.00%               19.5%
12/31/2016                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            GOLDMAN SACHS MID CAP VALUE FUND R6 CLASS - 38147X432

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       197,729  $        256,105            7,304
                                                      ================  ===============
Receivables: investments sold                    248
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       197,977
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       197,977         208,826  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $       197,977         208,826
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $           1,987
Mortality & expense charges                                                             (1,248)
                                                                             ------------------
Net investment income (loss)                                                               739
                                                                             ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (872)
Realized gain distributions                                                             29,568
Net change in unrealized appreciation (depreciation)                                   (58,376)
                                                                             ------------------
Net gain (loss)                                                                        (29,680)
                                                                             ------------------

Increase (decrease) in net assets from operations                            $         (28,941)
                                                                             ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            739   $             --
Net realized gain (loss)                                             (872)                --
Realized gain distributions                                        29,568                 --
Net change in unrealized appreciation (depreciation)              (58,376)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (28,941)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          232,901                 --
Cost of units redeemed                                             (5,855)                --
Account charges                                                      (128)                --
                                                         -----------------  ----------------
Increase (decrease)                                               226,918                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           197,977                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        197,977   $             --
                                                         =================  ================

Units sold                                                        214,667                 --
Units redeemed                                                     (5,841)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           208,826                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         208,826                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        232,901
Cost of units redeemed/account charges                                                 (5,983)
Net investment income (loss)                                                              739
Net realized gain (loss)                                                                 (872)
Realized gain distributions                                                            29,568
Net change in unrealized appreciation (depreciation)                                  (58,376)
                                                                             -----------------
Net assets                                                                   $        197,977
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                 209  $              198               1.25%              -11.6%
12/31/2017                     1.07                   0                   0               1.25%                9.7%
12/31/2016                     0.98                   0                   0               1.25%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%              -11.4%
12/31/2017                     1.08                   0                   0               1.00%               10.0%
12/31/2016                     0.98                   0                   0               1.00%               -2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%              -11.2%
12/31/2017                     1.08                   0                   0               0.75%               10.3%
12/31/2016                     0.98                   0                   0               0.75%               -2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%              -10.9%
12/31/2017                     1.08                   0                   0               0.50%               10.6%
12/31/2016                     0.98                   0                   0               0.50%               -2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%              -10.7%
12/31/2017                     1.08                   0                   0               0.25%               10.8%
12/31/2016                     0.98                   0                   0               0.25%               -2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%              -10.5%
12/31/2017                     1.09                   0                   0               0.00%               11.1%
12/31/2016                     0.98                   0                   0               0.00%               -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS SMALL CAP VALUE FUND R6 CLASS - 38147X424

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,077,704  $      5,236,597           87,730
                                                      ================  ===============
Receivables: investments sold                 67,864
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,145,568
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,145,568       4,475,942  $          0.93
Band 100                                         --              --             0.93
Band 75                                          --              --             0.94
Band 50                                          --              --             0.94
Band 25                                          --              --             0.95
Band 0                                           --              --             0.95
                                    ---------------  --------------
 Total                              $     4,145,568       4,475,942
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         19,886
Mortality & expense charges                                                           (42,135)
                                                                             -----------------
Net investment income (loss)                                                          (22,249)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (44,737)
Realized gain distributions                                                           457,255
Net change in unrealized appreciation (depreciation)                               (1,073,457)
                                                                             -----------------
Net gain (loss)                                                                      (660,939)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (683,188)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,249)  $          1,769
Net realized gain (loss)                                          (44,737)             3,999
Realized gain distributions                                       457,255            185,715
Net change in unrealized appreciation (depreciation)           (1,073,457)           (85,436)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (683,188)           106,047
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,777,905          2,687,117
Cost of units redeemed                                         (1,367,486)          (369,823)
Account charges                                                    (3,720)            (1,284)
                                                         -----------------  -----------------
Increase (decrease)                                             2,406,699          2,316,010
                                                         -----------------  -----------------
Net increase (decrease)                                         1,723,511          2,422,057
Net assets, beginning                                           2,422,057                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,145,568   $      2,422,057
                                                         =================  =================

Units sold                                                      3,506,698          2,570,857
Units redeemed                                                 (1,250,894)          (350,719)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,255,804          2,220,138
Units outstanding, beginning                                    2,220,138                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,475,942          2,220,138
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      6,465,022
Cost of units redeemed/account charges                                             (1,742,313)
Net investment income (loss)                                                          (20,480)
Net realized gain (loss)                                                              (40,738)
Realized gain distributions                                                           642,970
Net change in unrealized appreciation (depreciation)                               (1,158,893)
                                                                             -----------------
Net assets                                                                   $      4,145,568
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93               4,476  $            4,146               1.25%              -15.1%
12/31/2017                     1.09               2,220               2,422               1.25%               11.0%
12/31/2016                     0.98                   0                   0               1.25%               -1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%              -14.9%
12/31/2017                     1.09                   0                   0               1.00%               11.3%
12/31/2016                     0.98                   0                   0               1.00%               -1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -14.7%
12/31/2017                     1.10                   0                   0               0.75%               11.5%
12/31/2016                     0.98                   0                   0               0.75%               -1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -14.5%
12/31/2017                     1.10                   0                   0               0.50%               11.8%
12/31/2016                     0.98                   0                   0               0.50%               -1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -14.2%
12/31/2017                     1.10                   0                   0               0.25%               12.1%
12/31/2016                     0.98                   0                   0               0.25%               -1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -14.0%
12/31/2017                     1.11                   0                   0               0.00%               12.4%
12/31/2016                     0.98                   0                   0               0.00%               -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND R6 CLASS - 38147X465

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        439,006  $       521,569           10,209
                                                       ===============  ===============
Receivables: investments sold                   4,412
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        443,418
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       443,418         431,655  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       443,418         431,655
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,882
Mortality & expense charges                                                             (3,955)
                                                                              -----------------
Net investment income (loss)                                                               (73)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,372)
Realized gain distributions                                                             17,404
Net change in unrealized appreciation (depreciation)                                   (82,563)
                                                                              -----------------
Net gain (loss)                                                                        (70,531)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (70,604)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (73)  $             --
Net realized gain (loss)                                           (5,372)                --
Realized gain distributions                                        17,404                 --
Net change in unrealized appreciation (depreciation)              (82,563)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (70,604)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          552,528                 --
Cost of units redeemed                                            (37,149)                --
Account charges                                                    (1,357)                --
                                                         -----------------  ----------------
Increase (decrease)                                               514,022                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           443,418                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        443,418   $             --
                                                         =================  ================

Units sold                                                        469,089                 --
Units redeemed                                                    (37,434)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           431,655                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         431,655                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        552,528
Cost of units redeemed/account charges                                                 (38,506)
Net investment income (loss)                                                               (73)
Net realized gain (loss)                                                                (5,372)
Realized gain distributions                                                             17,404
Net change in unrealized appreciation (depreciation)                                   (82,563)
                                                                              -----------------
Net assets                                                                    $        443,418
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 432  $              443               1.25%               -7.6%
12/31/2017                     1.11                   0                   0               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -7.4%
12/31/2017                     1.11                   0                   0               1.00%               11.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -7.1%
12/31/2017                     1.11                   0                   0               0.75%               11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -6.9%
12/31/2017                     1.12                   0                   0               0.50%               11.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -6.7%
12/31/2017                     1.12                   0                   0               0.25%               11.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -6.4%
12/31/2017                     1.12                   0                   0               0.00%               11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 GOLDMAN SACHS EMERGING MARKETS EQUITY FUND R6 CLASS - 38147X226 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    GUIDESTONE FUNDS AGGRESSIVE ALLOCATION FUND INVESTOR CLASS - 40171W876
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     GUIDESTONE FUNDS BALANCED ALLOCATION FUND INVESTOR CLASS - 40171W405
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     GUIDESTONE FUNDS CONSERVATIVE ALLOC. FUND INVESTOR CLASS - 40171W108
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    GUIDESTONE FUNDS DEFENSIVE MKT. STRAT. FUND INVESTOR CLASS - 40171W181
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      GUIDESTONE FUNDS GROWTH ALLOCATION FUND INVESTOR CLASS - 40171W702
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                THE HARTFORD MIDCAP FUND R4 CLASS - 41664M854

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         6,954  $         6,806              243
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         6,954
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,954            8,139  $         0.85
Band 100                                         --               --            0.86
Band 75                                          --               --            0.86
Band 50                                          --               --            0.86
Band 25                                          --               --            0.86
Band 0                                           --               --            0.86
                                    ---------------  ---------------
 Total                              $         6,954            8,139
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             --
Mortality & expense charges                                                              (1)
                                                                           -----------------
Net investment income (loss)                                                             (1)
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    148
                                                                           -----------------
Net gain (loss)                                                                         148
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            147
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (1)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  148                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     147                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            6,807                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 6,807                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,954                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          6,954   $             --
                                                         =================  ================

Units sold                                                          8,139                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,139                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           8,139                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $          6,807
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                             (1)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    148
                                                                           -----------------
Net assets                                                                 $          6,954
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   8  $                7               0.00%              -14.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          THE HARTFORD MIDCAP FUND R3 CLASS - 41664M862 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                THE HARTFORD MIDCAP FUND R6 CLASS - 41664R267

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          2,961  $         2,923               99
                                                       ===============  ===============
Receivables: investments sold                      23
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          2,984
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,984            3,483  $         0.86
Band 100                                         --               --            0.86
Band 75                                          --               --            0.86
Band 50                                          --               --            0.86
Band 25                                          --               --            0.86
Band 0                                           --               --            0.86
                                    ---------------  ---------------
 Total                              $         2,984            3,483
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             --
Mortality & expense charges                                                              --
                                                                           ----------------
Net investment income (loss)                                                             --
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     38
                                                                           ----------------
Net gain (loss)                                                                          38
                                                                           ----------------

Increase (decrease) in net assets from operations                          $             38
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   38                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      38                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,948                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (2)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,946                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,984                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          2,984   $             --
                                                         =================  ================

Units sold                                                          3,486                 --
Units redeemed                                                         (3)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             3,483                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           3,483                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $          2,948
Cost of units redeemed/account charges                                                   (2)
Net investment income (loss)                                                             --
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     38
                                                                           -----------------
Net assets                                                                 $          2,984
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   3  $                3               0.00%              -14.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 HARTFORD SCHRODERS US SMALL/MID-CAP OPPORTUNITIES FUND R4 CLASS - 41665H219

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        137,953  $       156,291           10,760
                                                       ===============  ===============
Receivables: investments sold                   1,794
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        139,747
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       139,747         160,184  $         0.87
Band 100                                        --              --            0.87
Band 75                                         --              --            0.87
Band 50                                         --              --            0.88
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $       139,747         160,184
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             224
Mortality & expense charges                                                                (383)
                                                                              ------------------
Net investment income (loss)                                                               (159)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (20)
Realized gain distributions                                                               2,885
Net change in unrealized appreciation (depreciation)                                    (18,338)
                                                                              ------------------
Net gain (loss)                                                                         (15,473)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (15,632)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (159)  $             --
Net realized gain (loss)                                              (20)                --
Realized gain distributions                                         2,885                 --
Net change in unrealized appreciation (depreciation)              (18,338)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (15,632)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          156,437                 --
Cost of units redeemed                                             (1,039)                --
Account charges                                                       (19)                --
                                                         -----------------  ----------------
Increase (decrease)                                               155,379                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           139,747                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        139,747   $             --
                                                         =================  ================

Units sold                                                        161,290                 --
Units redeemed                                                     (1,106)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           160,184                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         160,184                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         156,437
Cost of units redeemed/account charges                                                   (1,058)
Net investment income (loss)                                                               (159)
Net realized gain (loss)                                                                    (20)
Realized gain distributions                                                               2,885
Net change in unrealized appreciation (depreciation)                                    (18,338)
                                                                              ------------------
Net assets                                                                    $         139,747
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                 160  $              140               0.00%              -12.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND R6 CLASS - 41664R275
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.83
Band 100                                        --              --            0.83
Band 75                                         --              --            0.83
Band 50                                         --              --            0.84
Band 25                                         --              --            0.84
Band 0                                          --              --            0.84
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -16.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      HARTFORD SCHRODERS INT'L MULTI-CAP VALUE FUND SDR CLASS - 41665H359
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
HARTFORD SCHRODERS INTERNATIONAL STOCK FUND SDR CLASS - 41665H441 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   THE HARTFORD DIVIDEND AND GROWTH FUND R6 CLASS - 41664R291 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   THE HARTFORD GROWTH OPPORTUNITIES FUND R6 CLASS - 416641785 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    THE HARTFORD TOTAL RETURN BOND FUND R6 CLASS - 41664R226 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        THE HARTFORD WORLD BOND FUND R6 CLASS - 41664R218 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     THE HARTFORD BALANCED INCOME FUND R6 CLASS - 41664R325 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      HENSSLER EQUITY FUND INSTITUTIONAL CLASS - 426894200 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.68
Band 100                                        --              --            1.71
Band 75                                         --              --            1.74
Band 50                                         --              --            1.77
Band 25                                         --              --            1.80
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $           1,154
Cost of units redeemed/account charges                                                  (1,249)
Net investment income (loss)                                                                 3
Net realized gain (loss)                                                                  (199)
Realized gain distributions                                                                291
Net change in unrealized appreciation (depreciation)                                        --
                                                                             -----------------
Net assets                                                                   $              --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               1.25%              -12.2%
12/31/2017                     1.91                   0                   0               1.25%                9.5%
12/31/2016                     1.74                   0                   0               1.25%               13.0%
12/31/2015                     1.54                   0                   0               1.25%               -3.9%
12/31/2014                     1.61                   0                   1               1.25%                8.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%              -11.9%
12/31/2017                     1.94                   0                   0               1.00%                9.8%
12/31/2016                     1.77                   0                   0               1.00%               13.3%
12/31/2015                     1.56                   0                   0               1.00%               -3.7%
12/31/2014                     1.62                   0                   0               1.00%                9.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%              -11.7%
12/31/2017                     1.97                   0                   0               0.75%               10.0%
12/31/2016                     1.79                   0                   0               0.75%               13.6%
12/31/2015                     1.58                   0                   0               0.75%               -3.5%
12/31/2014                     1.63                   0                   0               0.75%                9.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.50%              -11.5%
12/31/2017                     2.00                   0                   0               0.50%               10.3%
12/31/2016                     1.81                   0                   0               0.50%               13.9%
12/31/2015                     1.59                   0                   0               0.50%               -3.2%
12/31/2014                     1.65                   0                   0               0.50%                9.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.25%              -11.3%
12/31/2017                     2.03                   0                   0               0.25%               10.6%
12/31/2016                     1.84                   0                   0               0.25%               14.2%
12/31/2015                     1.61                   0                   0               0.25%               -3.0%
12/31/2014                     1.66                   0                   0               0.25%                9.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%              -11.1%
12/31/2017                     2.06                   0                   0               0.00%               10.9%
12/31/2016                     1.86                   0                   0               0.00%               14.4%
12/31/2015                     1.63                   0                   0               0.00%               -2.7%
12/31/2014                     1.67                   0                   0               0.00%               10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         HENSSLER EQUITY FUND INVESTOR CLASS - 426894101 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.65
Band 100                                        --              --            1.69
Band 75                                         --              --            1.72
Band 50                                         --              --            1.76
Band 25                                         --              --            1.79
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        569,070
Cost of units redeemed/account charges                                               (577,200)
Net investment income (loss)                                                           (2,502)
Net realized gain (loss)                                                                8,180
Realized gain distributions                                                             2,452
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               1.25%              -12.7%
12/31/2017                     1.89                   0                   0               1.25%                9.0%
12/31/2016                     1.74                   0                   0               1.25%               12.5%
12/31/2015                     1.54                   0                   0               1.25%               -4.4%
12/31/2014                     1.61                   0                   0               1.25%                8.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               1.00%              -12.4%
12/31/2017                     1.93                   0                   0               1.00%                9.3%
12/31/2016                     1.76                   0                   0               1.00%               12.7%
12/31/2015                     1.56                   0                   0               1.00%               -4.1%
12/31/2014                     1.63                   0                   0               1.00%                8.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%              -12.2%
12/31/2017                     1.96                   0                   0               0.75%                9.6%
12/31/2016                     1.79                   0                   0               0.75%               13.0%
12/31/2015                     1.58                   0                   0               0.75%               -3.9%
12/31/2014                     1.65                   0                   0               0.75%                8.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.50%              -12.0%
12/31/2017                     2.00                   0                   0               0.50%                9.8%
12/31/2016                     1.82                   0                   0               0.50%               13.3%
12/31/2015                     1.60                   0                   0               0.50%               -3.6%
12/31/2014                     1.66                   0                   0               0.50%                9.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%              -11.8%
12/31/2017                     2.03                   0                   0               0.25%               10.1%
12/31/2016                     1.85                   0                   0               0.25%               13.6%
12/31/2015                     1.62                   0                   0               0.25%               -3.4%
12/31/2014                     1.68                   0                   0               0.25%                9.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%              -11.5%
12/31/2017                     2.07                   0                   0               0.00%               10.4%
12/31/2016                     1.87                   0                   0               0.00%               13.9%
12/31/2015                     1.65                   0                   0               0.00%               -3.2%
12/31/2014                     1.70                   0                   0               0.00%                9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              INVESCO MID CAP GROWTH FUND R5 CLASS - 00143M547

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,125,285  $      1,319,180           33,691
                                                      ================  ===============
Receivables: investments sold                 12,031
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,137,316
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,137,316         698,080  $          1.63
Band 100                                        --              --             1.66
Band 75                                         --              --             1.68
Band 50                                         --              --             1.71
Band 25                                         --              --             1.74
Band 0                                          --              --             1.77
                                    --------------  --------------
 Total                              $    1,137,316         698,080
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (16,502)
                                                                            -----------------
Net investment income (loss)                                                         (16,502)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,680
Realized gain distributions                                                          130,716
Net change in unrealized appreciation (depreciation)                                (216,269)
                                                                            -----------------
Net gain (loss)                                                                      (67,873)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (84,375)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,502)  $        (11,458)
Net realized gain (loss)                                           17,680              1,263
Realized gain distributions                                       130,716             87,006
Net change in unrealized appreciation (depreciation)             (216,269)            91,170
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (84,375)           167,981
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          381,322            392,284
Cost of units redeemed                                           (299,822)          (127,553)
Account charges                                                    (1,227)              (502)
                                                         -----------------  -----------------
Increase (decrease)                                                80,273            264,229
                                                         -----------------  -----------------
Net increase (decrease)                                            (4,102)           432,210
Net assets, beginning                                           1,141,418            709,208
                                                         -----------------  -----------------
Net assets, ending                                       $      1,137,316   $      1,141,418
                                                         =================  =================

Units sold                                                        209,591            238,499
Units redeemed                                                   (165,516)           (76,631)
                                                         -----------------  -----------------
Net increase (decrease)                                            44,075            161,868
Units outstanding, beginning                                      654,005            492,137
                                                         -----------------  -----------------
Units outstanding, ending                                         698,080            654,005
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,724,285
Cost of units redeemed/account charges                                              (693,614)
Net investment income (loss)                                                         (49,629)
Net realized gain (loss)                                                              10,625
Realized gain distributions                                                          339,544
Net change in unrealized appreciation (depreciation)                                (193,895)
                                                                            -----------------
Net assets                                                                  $      1,137,316
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                 698  $            1,137               1.25%               -6.7%
12/31/2017                     1.75                 654               1,141               1.25%               21.1%
12/31/2016                     1.44                 492                 709               1.25%               -0.4%
12/31/2015                     1.45                 506                 732               1.25%                0.3%
12/31/2014                     1.44                 414                 597               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               1.00%               -6.4%
12/31/2017                     1.77                   0                   0               1.00%               21.4%
12/31/2016                     1.46                   0                   0               1.00%               -0.1%
12/31/2015                     1.46                   0                   0               1.00%                0.6%
12/31/2014                     1.45                   0                   0               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.75%               -6.2%
12/31/2017                     1.80                   0                   0               0.75%               21.7%
12/31/2016                     1.48                   0                   0               0.75%                0.1%
12/31/2015                     1.47                   0                   0               0.75%                0.8%
12/31/2014                     1.46                   0                   0               0.75%                7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.50%               -5.9%
12/31/2017                     1.82                   0                   0               0.50%               22.0%
12/31/2016                     1.49                   0                   0               0.50%                0.4%
12/31/2015                     1.49                   0                   0               0.50%                1.1%
12/31/2014                     1.47                   0                   0               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.25%               -5.7%
12/31/2017                     1.85                   0                   0               0.25%               22.3%
12/31/2016                     1.51                   0                   0               0.25%                0.6%
12/31/2015                     1.50                   0                   0               0.25%                1.4%
12/31/2014                     1.48                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.00%               -5.5%
12/31/2017                     1.87                   0                   0               0.00%               22.6%
12/31/2016                     1.53                   0                   0               0.00%                0.9%
12/31/2015                     1.52                   0                   0               0.00%                1.6%
12/31/2014                     1.49                   0                   0               0.00%                8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             INVESCO AMERICAN FRANCHISE FUND A CLASS - 00142J578

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      194,621   $       196,566           11,288
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (270)
                                     ---------------
Net assets                           $      194,351
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       160,186          93,578  $         1.71
Band 100                                    34,165          19,685            1.74
Band 75                                         --              --            1.76
Band 50                                         --              --            1.78
Band 25                                         --              --            1.81
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $       194,351         113,263
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,855)
                                                                            -----------------
Net investment income (loss)                                                          (2,855)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,434
Realized gain distributions                                                           18,478
Net change in unrealized appreciation (depreciation)                                 (33,280)
                                                                            -----------------
Net gain (loss)                                                                       (4,368)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (7,223)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,855)  $         (2,719)
Net realized gain (loss)                                           10,434              3,220
Realized gain distributions                                        18,478             12,290
Net change in unrealized appreciation (depreciation)              (33,280)            39,727
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (7,223)            52,518
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           10,122             12,591
Cost of units redeemed                                            (47,903)           (50,771)
Account charges                                                       (70)               (80)
                                                         -----------------  -----------------
Increase (decrease)                                               (37,851)           (38,260)
                                                         -----------------  -----------------
Net increase (decrease)                                           (45,074)            14,258
Net assets, beginning                                             239,425            225,167
                                                         -----------------  -----------------
Net assets, ending                                       $        194,351   $        239,425
                                                         =================  =================

Units sold                                                          5,274              7,932
Units redeemed                                                    (24,443)           (31,964)
                                                         -----------------  -----------------
Net increase (decrease)                                           (19,169)           (24,032)
Units outstanding, beginning                                      132,432            156,464
                                                         -----------------  -----------------
Units outstanding, ending                                         113,263            132,432
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        539,548
Cost of units redeemed/account charges                                              (486,457)
Net investment income (loss)                                                         (17,128)
Net realized gain (loss)                                                              63,932
Realized gain distributions                                                           96,401
Net change in unrealized appreciation (depreciation)                                  (1,945)
                                                                            -----------------
Net assets                                                                  $        194,351
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                  94  $              160               1.25%               -5.0%
12/31/2017                     1.80                  91                 164               1.25%               25.5%
12/31/2016                     1.44                 108                 155               1.25%                0.7%
12/31/2015                     1.42                 116                 165               1.25%                3.6%
12/31/2014                     1.37                 185                 254               1.25%                7.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                  20  $               34               1.00%               -4.7%
12/31/2017                     1.82                  41                  75               1.00%               25.8%
12/31/2016                     1.45                  49                  71               1.00%                1.0%
12/31/2015                     1.43                  70                 100               1.00%                3.9%
12/31/2014                     1.38                  99                 136               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.75%               -4.5%
12/31/2017                     1.84                   0                   0               0.75%               26.2%
12/31/2016                     1.46                   0                   0               0.75%                1.3%
12/31/2015                     1.44                   0                   0               0.75%                4.1%
12/31/2014                     1.39                   0                   0               0.75%                7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%               -4.3%
12/31/2017                     1.86                   0                   0               0.50%               26.5%
12/31/2016                     1.47                   0                   0               0.50%                1.5%
12/31/2015                     1.45                   0                   0               0.50%                4.4%
12/31/2014                     1.39                   0                   0               0.50%                7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -4.0%
12/31/2017                     1.88                   0                   0               0.25%               26.8%
12/31/2016                     1.49                   0                   0               0.25%                1.8%
12/31/2015                     1.46                   0                   0               0.25%                4.7%
12/31/2014                     1.40                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%               -3.8%
12/31/2017                     1.91                   0                   0               0.00%               27.1%
12/31/2016                     1.50                   0                   0               0.00%                2.0%
12/31/2015                     1.47                   0                   0               0.00%                4.9%
12/31/2014                     1.40                   0                   0               0.00%                8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               INVESCO AMERICAN VALUE FUND Y CLASS - 00143M794

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        191,763  $       251,094            6,658
                                                       ===============  ===============
Receivables: investments sold                   2,163
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        193,926
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       193,926         197,809  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.03
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       193,926         197,809
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $           1,446
Mortality & expense charges                                                             (2,864)
                                                                             -----------------
Net investment income (loss)                                                            (1,418)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (706)
Realized gain distributions                                                             21,992
Net change in unrealized appreciation (depreciation)                                   (50,834)
                                                                             -----------------
Net gain (loss)                                                                        (29,548)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (30,966)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,418)  $           (586)
Net realized gain (loss)                                              (706)               (35)
Realized gain distributions                                         21,992             22,312
Net change in unrealized appreciation (depreciation)               (50,834)            (4,891)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (30,966)            16,800
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            26,483             20,684
Cost of units redeemed                                             (23,626)            (5,165)
Account charges                                                        (71)               (52)
                                                          -----------------  -----------------
Increase (decrease)                                                  2,786             15,467
                                                          -----------------  -----------------
Net increase (decrease)                                            (28,180)            32,267
Net assets, beginning                                              222,106            189,839
                                                          -----------------  -----------------
Net assets, ending                                        $        193,926   $        222,106
                                                          =================  =================

Units sold                                                          22,966             19,284
Units redeemed                                                     (20,677)            (4,871)
                                                          -----------------  -----------------
Net increase (decrease)                                              2,289             14,413
Units outstanding, beginning                                       195,520            181,107
                                                          -----------------  -----------------
Units outstanding, ending                                          197,809            195,520
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        255,381
Cost of units redeemed/account charges                                                 (50,413)
Net investment income (loss)                                                            (4,529)
Net realized gain (loss)                                                                (3,618)
Realized gain distributions                                                             56,436
Net change in unrealized appreciation (depreciation)                                   (59,331)
                                                                              -----------------
Net assets                                                                    $        193,926
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                 198  $              194               1.25%              -13.7%
12/31/2017                     1.14                 196                 222               1.25%                8.4%
12/31/2016                     1.05                 181                 190               1.25%               14.5%
12/31/2015                     0.92                 173                 158               1.25%               -9.9%
12/31/2014                     1.02                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%              -13.5%
12/31/2017                     1.15                   0                   0               1.00%                8.6%
12/31/2016                     1.05                   0                   0               1.00%               14.8%
12/31/2015                     0.92                   0                   0               1.00%               -9.6%
12/31/2014                     1.02                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%              -13.3%
12/31/2017                     1.16                   0                   0               0.75%                8.9%
12/31/2016                     1.06                   0                   0               0.75%               15.1%
12/31/2015                     0.92                   0                   0               0.75%               -9.4%
12/31/2014                     1.02                   0                   0               0.75%                1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%              -13.0%
12/31/2017                     1.17                   0                   0               0.50%                9.2%
12/31/2016                     1.07                   0                   0               0.50%               15.4%
12/31/2015                     0.93                   0                   0               0.50%               -9.2%
12/31/2014                     1.02                   0                   0               0.50%                1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%              -12.8%
12/31/2017                     1.18                   0                   0               0.25%                9.5%
12/31/2016                     1.07                   0                   0               0.25%               15.7%
12/31/2015                     0.93                   0                   0               0.25%               -9.0%
12/31/2014                     1.02                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%              -12.6%
12/31/2017                     1.19                   0                   0               0.00%                9.7%
12/31/2016                     1.08                   0                   0               0.00%               16.0%
12/31/2015                     0.93                   0                   0               0.00%               -8.7%
12/31/2014                     1.02                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.9%
    2016        0.5%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               INVESCO AMERICAN VALUE FUND A CLASS - 00143M844

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.98
Band 75                                         --              --            0.99
Band 50                                         --              --            1.00
Band 25                                         --              --            1.01
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (1,083)
                                                                              -----------------
Net investment income (loss)                                                            (1,083)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,939)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    20,195
                                                                              -----------------
Net gain (loss)                                                                         15,256
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         14,173
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,083)  $          (3,263)
Net realized gain (loss)                                            (4,939)             (1,955)
Realized gain distributions                                             --              37,125
Net change in unrealized appreciation (depreciation)                20,195              (1,126)
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   14,173              30,781
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            17,307              55,207
Cost of units redeemed                                            (400,830)           (159,000)
Account charges                                                         --                 (64)
                                                          -----------------  ------------------
Increase (decrease)                                               (383,523)           (103,857)
                                                          -----------------  ------------------
Net increase (decrease)                                           (369,350)            (73,076)
Net assets, beginning                                              369,350             442,426
                                                          -----------------  ------------------
Net assets, ending                                        $             --   $         369,350
                                                          =================  ==================

Units sold                                                          14,643              52,081
Units redeemed                                                    (342,567)           (148,754)
                                                          -----------------  ------------------
Net increase (decrease)                                           (327,924)            (96,673)
Units outstanding, beginning                                       327,924             424,597
                                                          -----------------  ------------------
Units outstanding, ending                                               --             327,924
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        640,760
Cost of units redeemed/account charges                                               (674,859)
Net investment income (loss)                                                          (11,437)
Net realized gain (loss)                                                              (22,428)
Realized gain distributions                                                            67,964
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%              -13.9%
12/31/2017                     1.13                 328                 369               1.25%                8.1%
12/31/2016                     1.04                 425                 442               1.25%               14.3%
12/31/2015                     0.91                 461                 421               1.25%              -10.1%
12/31/2014                     1.01                   0                   0               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%              -13.7%
12/31/2017                     1.14                   0                   0               1.00%                8.4%
12/31/2016                     1.05                   0                   0               1.00%               14.5%
12/31/2015                     0.92                   0                   0               1.00%               -9.9%
12/31/2014                     1.02                   0                   0               1.00%                1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%              -13.5%
12/31/2017                     1.15                   0                   0               0.75%                8.6%
12/31/2016                     1.06                   0                   0               0.75%               14.8%
12/31/2015                     0.92                   0                   0               0.75%               -9.6%
12/31/2014                     1.02                   0                   0               0.75%                1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%              -13.3%
12/31/2017                     1.16                   0                   0               0.50%                8.9%
12/31/2016                     1.06                   0                   0               0.50%               15.1%
12/31/2015                     0.92                   0                   0               0.50%               -9.4%
12/31/2014                     1.02                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%              -13.1%
12/31/2017                     1.17                   0                   0               0.25%                9.2%
12/31/2016                     1.07                   0                   0               0.25%               15.4%
12/31/2015                     0.93                   0                   0               0.25%               -9.2%
12/31/2014                     1.02                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%              -12.8%
12/31/2017                     1.18                   0                   0               0.00%                9.4%
12/31/2016                     1.08                   0                   0               0.00%               15.7%
12/31/2015                     0.93                   0                   0               0.00%               -9.0%
12/31/2014                     1.02                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.5%
    2016        0.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  INVESCO COMSTOCK FUND R CLASS - 00143M679

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,235,334  $     1,386,921           57,404
                                                       ===============  ===============
Receivables: investments sold                   2,089
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,237,423
                                     ================

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,237,423         746,965  $          1.66
Band 100                                        --              --             1.68
Band 75                                         --              --             1.71
Band 50                                         --              --             1.73
Band 25                                         --              --             1.76
Band 0                                          --              --             1.79
                                    --------------  --------------
 Total                              $    1,237,423         746,965
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        19,375
Mortality & expense charges                                                         (21,786)
                                                                            ----------------
Net investment income (loss)                                                         (2,411)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            119,499
Realized gain distributions                                                          94,384
Net change in unrealized appreciation (depreciation)                               (410,408)
                                                                            ----------------
Net gain (loss)                                                                    (196,525)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (198,936)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,411)  $            692
Net realized gain (loss)                                          119,499             32,388
Realized gain distributions                                        94,384             49,581
Net change in unrealized appreciation (depreciation)             (410,408)           245,114
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (198,936)           327,775
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          195,838            663,466
Cost of units redeemed                                         (1,088,680)          (843,961)
Account charges                                                      (478)            (1,615)
                                                         -----------------  -----------------
Increase (decrease)                                              (893,320)          (182,110)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,092,256)           145,665
Net assets, beginning                                           2,329,679          2,184,014
                                                         -----------------  -----------------
Net assets, ending                                       $      1,237,423   $      2,329,679
                                                         =================  =================

Units sold                                                        108,573            388,699
Units redeemed                                                   (576,829)          (495,777)
                                                         -----------------  -----------------
Net increase (decrease)                                          (468,256)          (107,078)
Units outstanding, beginning                                    1,215,221          1,322,299
                                                         -----------------  -----------------
Units outstanding, ending                                         746,965          1,215,221
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,414,699
Cost of units redeemed/account charges                                            (3,571,777)
Net investment income (loss)                                                          14,397
Net realized gain (loss)                                                              95,748
Realized gain distributions                                                          435,943
Net change in unrealized appreciation (depreciation)                                (151,587)
                                                                            -----------------
Net assets                                                                  $      1,237,423
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                 747  $            1,237               1.25%              -13.6%
12/31/2017                     1.92               1,215               2,330               1.25%               16.1%
12/31/2016                     1.65               1,322               2,184               1.25%               16.1%
12/31/2015                     1.42               1,412               2,009               1.25%               -7.3%
12/31/2014                     1.54               1,038               1,595               1.25%                7.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               1.00%              -13.4%
12/31/2017                     1.94                   0                   0               1.00%               16.4%
12/31/2016                     1.67                   0                   0               1.00%               16.4%
12/31/2015                     1.43                   0                   0               1.00%               -7.1%
12/31/2014                     1.54                   0                   0               1.00%                7.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%              -13.2%
12/31/2017                     1.97                   0                   0               0.75%               16.6%
12/31/2016                     1.69                   0                   0               0.75%               16.7%
12/31/2015                     1.45                   0                   0               0.75%               -6.9%
12/31/2014                     1.55                   0                   0               0.75%                8.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.50%              -12.9%
12/31/2017                     1.99                   0                   0               0.50%               16.9%
12/31/2016                     1.70                   0                   0               0.50%               17.0%
12/31/2015                     1.46                   0                   0               0.50%               -6.6%
12/31/2014                     1.56                   0                   0               0.50%                8.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.25%              -12.7%
12/31/2017                     2.02                   0                   0               0.25%               17.2%
12/31/2016                     1.72                   0                   0               0.25%               17.2%
12/31/2015                     1.47                   0                   0               0.25%               -6.4%
12/31/2014                     1.57                   0                   0               0.25%                8.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.00%              -12.5%
12/31/2017                     2.04                   0                   0               0.00%               17.5%
12/31/2016                     1.74                   0                   0               0.00%               17.5%
12/31/2015                     1.48                   0                   0               0.00%               -6.2%
12/31/2014                     1.58                   0                   0               0.00%                8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.3%
    2016        1.8%
    2015        1.2%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  INVESCO COMSTOCK FUND A CLASS - 00143M711

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       334,075  $        391,548           15,523
                                                      ================  ===============
Receivables: investments sold                    970
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       335,045
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       296,063         176,032  $         1.68
Band 100                                        --              --            1.71
Band 75                                         --              --            1.73
Band 50                                         --              --            1.76
Band 25                                         --              --            1.79
Band 0                                      38,982          21,469            1.82
                                   ---------------  --------------
 Total                             $       335,045         197,501
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         10,460
Mortality & expense charges                                                           (9,901)
                                                                            -----------------
Net investment income (loss)                                                             559
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              86,771
Realized gain distributions                                                           25,095
Net change in unrealized appreciation (depreciation)                                (177,095)
                                                                            -----------------
Net gain (loss)                                                                      (65,229)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (64,670)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            559   $          3,922
Net realized gain (loss)                                           86,771            156,776
Realized gain distributions                                        25,095             36,721
Net change in unrealized appreciation (depreciation)             (177,095)           158,450
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (64,670)           355,869
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          178,602            241,140
Cost of units redeemed                                           (844,261)        (5,270,158)
Account charges                                                      (696)              (681)
                                                         -----------------  -----------------
Increase (decrease)                                              (666,355)        (5,029,699)
                                                         -----------------  -----------------
Net increase (decrease)                                          (731,025)        (4,673,830)
Net assets, beginning                                           1,066,070          5,739,900
                                                         -----------------  -----------------
Net assets, ending                                       $        335,045   $      1,066,070
                                                         =================  =================

Units sold                                                         91,585            146,695
Units redeemed                                                   (442,268)        (3,038,056)
                                                         -----------------  -----------------
Net increase (decrease)                                          (350,683)        (2,891,361)
Units outstanding, beginning                                      548,184          3,439,545
                                                         -----------------  -----------------
Units outstanding, ending                                         197,501            548,184
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    13,342,081
Cost of units redeemed/account charges                                          (14,376,842)
Net investment income (loss)                                                         98,515
Net realized gain (loss)                                                            466,879
Realized gain distributions                                                         861,885
Net change in unrealized appreciation (depreciation)                                (57,473)
                                                                            ----------------
Net assets                                                                  $       335,045
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                 176  $              296               1.25%              -13.3%
12/31/2017                     1.94                 531               1,030               1.25%               16.3%
12/31/2016                     1.67               3,426               5,716               1.25%               16.4%
12/31/2015                     1.43               4,064               5,827               1.25%               -7.1%
12/31/2014                     1.54               5,236               8,082               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%              -13.1%
12/31/2017                     1.97                   0                   0               1.00%               16.6%
12/31/2016                     1.69                   0                   0               1.00%               16.7%
12/31/2015                     1.44                   0                   0               1.00%               -6.9%
12/31/2014                     1.55                   0                   0               1.00%                8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.75%              -12.9%
12/31/2017                     1.99                   0                   0               0.75%               16.9%
12/31/2016                     1.70                   0                   0               0.75%               17.0%
12/31/2015                     1.46                   0                   0               0.75%               -6.6%
12/31/2014                     1.56                   0                   0               0.75%                8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.50%              -12.7%
12/31/2017                     2.02                   0                   0               0.50%               17.2%
12/31/2016                     1.72                   0                   0               0.50%               17.2%
12/31/2015                     1.47                   0                   0               0.50%               -6.4%
12/31/2014                     1.57                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%              -12.5%
12/31/2017                     2.04                   0                   0               0.25%               17.5%
12/31/2016                     1.74                   0                   0               0.25%               17.5%
12/31/2015                     1.48                   0                   0               0.25%               -6.2%
12/31/2014                     1.58                   0                   0               0.25%                8.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                  21  $               39               0.00%              -12.2%
12/31/2017                     2.07                  18                  37               0.00%               17.8%
12/31/2016                     1.76                  13                  23               0.00%               17.8%
12/31/2015                     1.49                   8                  12               0.00%               -5.9%
12/31/2014                     1.58                   4                   6               0.00%                9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        0.9%
    2016        2.1%
    2015        1.3%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        INVESCO DIVERSIFIED DIVIDEND FUND INVESTOR CLASS - 001413194

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    31,601,044  $    33,393,690        1,809,910
                                                      ===============  ===============
Receivables: investments sold                170,057
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    31,771,101
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   31,771,101      19,152,763  $          1.66
Band 100                                        --              --             1.69
Band 75                                         --              --             1.72
Band 50                                         --              --             1.76
Band 25                                         --              --             1.79
Band 0                                          --              --             1.83
                                    --------------  --------------
 Total                              $   31,771,101      19,152,763
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       832,274
Mortality & expense charges                                                        (457,263)
                                                                            ----------------
Net investment income (loss)                                                        375,011
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            657,606
Realized gain distributions                                                       1,534,488
Net change in unrealized appreciation (depreciation)                             (5,748,343)
                                                                            ----------------
Net gain (loss)                                                                  (3,556,249)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (3,181,238)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        375,011   $        229,810
Net realized gain (loss)                                          657,606            548,799
Realized gain distributions                                     1,534,488            290,390
Net change in unrealized appreciation (depreciation)           (5,748,343)         1,503,992
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,181,238)         2,572,991
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,518,356          8,143,612
Cost of units redeemed                                         (9,819,281)        (7,885,077)
Account charges                                                   (13,609)           (10,714)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,314,534)           247,821
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,495,772)         2,820,812
Net assets, beginning                                          39,266,873         36,446,061
                                                         -----------------  -----------------
Net assets, ending                                       $     31,771,101   $     39,266,873
                                                         =================  =================

Units sold                                                      3,131,292          4,668,445
Units redeemed                                                 (5,543,200)        (4,500,746)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,411,908)           167,699
Units outstanding, beginning                                   21,564,671         21,396,972
                                                         -----------------  -----------------
Units outstanding, ending                                      19,152,763         21,564,671
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     55,401,875
Cost of units redeemed/account charges                                           (27,821,716)
Net investment income (loss)                                                         853,876
Net realized gain (loss)                                                           1,828,998
Realized gain distributions                                                        3,300,714
Net change in unrealized appreciation (depreciation)                              (1,792,646)
                                                                            -----------------
Net assets                                                                  $     31,771,101
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66              19,153  $           31,771               1.25%               -8.9%
12/31/2017                     1.82              21,565              39,267               1.25%                6.9%
12/31/2016                     1.70              21,397              36,446               1.25%               12.9%
12/31/2015                     1.51              13,851              20,896               1.25%                0.5%
12/31/2014                     1.50               4,231               6,348               1.25%               10.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               1.00%               -8.7%
12/31/2017                     1.85                   0                   0               1.00%                7.2%
12/31/2016                     1.73                   0                   0               1.00%               13.2%
12/31/2015                     1.53                   0                   0               1.00%                0.8%
12/31/2014                     1.51                   0                   0               1.00%               11.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%               -8.4%
12/31/2017                     1.88                   0                   0               0.75%                7.4%
12/31/2016                     1.75                   0                   0               0.75%               13.5%
12/31/2015                     1.54                   0                   0               0.75%                1.1%
12/31/2014                     1.53                   0                   0               0.75%               11.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.50%               -8.2%
12/31/2017                     1.91                   0                   0               0.50%                7.7%
12/31/2016                     1.78                   0                   0               0.50%               13.8%
12/31/2015                     1.56                   0                   0               0.50%                1.3%
12/31/2014                     1.54                   0                   0               0.50%               11.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%               -8.0%
12/31/2017                     1.95                   0                   0               0.25%                8.0%
12/31/2016                     1.80                   0                   0               0.25%               14.0%
12/31/2015                     1.58                   0                   0               0.25%                1.6%
12/31/2014                     1.56                   0                   0               0.25%               11.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%               -7.7%
12/31/2017                     1.98                   0                   0               0.00%                8.2%
12/31/2016                     1.83                   0                   0               0.00%               14.3%
12/31/2015                     1.60                   0                   0               0.00%                1.8%
12/31/2014                     1.57                   0                   0               0.00%               12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.9%
    2016        1.8%
    2015        1.0%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            INVESCO DIVERSIFIED DIVIDEND FUND A CLASS - 001413541

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,798,234  $      6,215,730          331,706
                                                      ================  ===============
Receivables: investments sold                 35,970
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,834,204
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,958,659       2,995,186  $          1.66
Band 100                                    765,427         453,543             1.69
Band 75                                          --              --             1.72
Band 50                                          --              --             1.75
Band 25                                          --              --             1.79
Band 0                                      110,118          60,429             1.82
                                    ---------------  --------------
 Total                              $     5,834,204       3,509,158
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       188,315
Mortality & expense charges                                                        (106,567)
                                                                            ----------------
Net investment income (loss)                                                         81,748
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            397,866
Realized gain distributions                                                         281,744
Net change in unrealized appreciation (depreciation)                             (1,330,952)
                                                                            ----------------
Net gain (loss)                                                                    (651,342)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (569,594)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         81,748   $         61,846
Net realized gain (loss)                                          397,866            550,074
Realized gain distributions                                       281,744             79,785
Net change in unrealized appreciation (depreciation)           (1,330,952)           133,774
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (569,594)           825,479
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,757,339          3,267,686
Cost of units redeemed                                         (6,159,144)        (8,393,261)
Account charges                                                    (7,719)           (11,065)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,409,524)        (5,136,640)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,979,118)        (4,311,161)
Net assets, beginning                                          10,813,322         15,124,483
                                                         -----------------  -----------------
Net assets, ending                                       $      5,834,204   $     10,813,322
                                                         =================  =================

Units sold                                                        988,110          1,889,654
Units redeemed                                                 (3,410,904)        (4,779,254)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,422,794)        (2,889,600)
Units outstanding, beginning                                    5,931,952          8,821,552
                                                         -----------------  -----------------
Units outstanding, ending                                       3,509,158          5,931,952
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     29,546,371
Cost of units redeemed/account charges                                           (27,405,453)
Net investment income (loss)                                                         356,411
Net realized gain (loss)                                                           2,443,751
Realized gain distributions                                                        1,310,620
Net change in unrealized appreciation (depreciation)                                (417,496)
                                                                            -----------------
Net assets                                                                  $      5,834,204
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66               2,995  $            4,959               1.25%               -8.9%
12/31/2017                     1.82               5,245               9,534               1.25%                6.9%
12/31/2016                     1.70               7,287              12,395               1.25%               12.9%
12/31/2015                     1.51               5,466               8,235               1.25%                0.5%
12/31/2014                     1.50               3,525               5,282               1.25%               10.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                 454  $              765               1.00%               -8.7%
12/31/2017                     1.85                 614               1,134               1.00%                7.1%
12/31/2016                     1.73                 725               1,250               1.00%               13.2%
12/31/2015                     1.52                 603                 918               1.00%                0.8%
12/31/2014                     1.51                 560                 847               1.00%               10.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%               -8.5%
12/31/2017                     1.88                   0                   0               0.75%                7.4%
12/31/2016                     1.75                   0                   0               0.75%               13.5%
12/31/2015                     1.54                   0                   0               0.75%                1.0%
12/31/2014                     1.53                   0                   0               0.75%               11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.50%               -8.2%
12/31/2017                     1.91                   0                   0               0.50%                7.7%
12/31/2016                     1.77                   0                   0               0.50%               13.8%
12/31/2015                     1.56                   0                   0               0.50%                1.3%
12/31/2014                     1.54                   0                   0               0.50%               11.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%               -8.0%
12/31/2017                     1.94                   0                   0               0.25%                7.9%
12/31/2016                     1.80                   0                   0               0.25%               14.1%
12/31/2015                     1.58                   0                   0               0.25%                1.5%
12/31/2014                     1.55                   0                   0               0.25%               11.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                  60  $              110               0.00%               -7.8%
12/31/2017                     1.98                  73                 145               0.00%                8.2%
12/31/2016                     1.83                 810               1,479               0.00%               14.3%
12/31/2015                     1.60                 392                 626               0.00%                1.8%
12/31/2014                     1.57                 974               1,528               0.00%               11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.7%
    2016        1.7%
    2015        1.5%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               INVESCO ENERGY FUND INVESTOR CLASS - 00142F105

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        394,265  $       582,997           22,087
                                                       ===============  ===============
Receivables: investments sold                   7,543
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        401,808
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       401,808         284,852  $         1.41
Band 100                                        --              --            1.47
Band 75                                         --              --            1.52
Band 50                                         --              --            1.58
Band 25                                         --              --            1.64
Band 0                                          --              --            1.76
                                   ---------------  --------------
 Total                             $       401,808         284,852
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         11,640
Mortality & expense charges                                                            (6,979)
                                                                             -----------------
Net investment income (loss)                                                            4,661
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (34,831)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (131,756)
                                                                             -----------------
Net gain (loss)                                                                      (166,587)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (161,926)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,661   $          6,558
Net realized gain (loss)                                          (34,831)          (401,462)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (131,756)           249,691
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (161,926)          (145,213)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          134,262            298,668
Cost of units redeemed                                           (267,707)        (1,522,166)
Account charges                                                       (39)              (108)
                                                         -----------------  -----------------
Increase (decrease)                                              (133,484)        (1,223,606)
                                                         -----------------  -----------------
Net increase (decrease)                                          (295,410)        (1,368,819)
Net assets, beginning                                             697,218          2,066,037
                                                         -----------------  -----------------
Net assets, ending                                       $        401,808   $        697,218
                                                         =================  =================

Units sold                                                         70,292            161,663
Units redeemed                                                   (142,914)          (764,083)
                                                         -----------------  -----------------
Net increase (decrease)                                           (72,622)          (602,420)
Units outstanding, beginning                                      357,474            959,894
                                                         -----------------  -----------------
Units outstanding, ending                                         284,852            357,474
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       9,798,263
Cost of units redeemed/account charges                                             (8,666,329)
Net investment income (loss)                                                         (178,963)
Net realized gain (loss)                                                           (1,128,914)
Realized gain distributions                                                           766,483
Net change in unrealized appreciation (depreciation)                                 (188,732)
                                                                            ------------------
Net assets                                                                  $         401,808
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                 285  $              402               1.25%              -27.7%
12/31/2017                     1.95                 357                 697               1.25%               -9.4%
12/31/2016                     2.15                 960               2,066               1.25%               23.0%
12/31/2015                     1.75                 865               1,514               1.25%              -30.2%
12/31/2014                     2.51               1,011               2,535               1.25%              -18.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               1.00%              -27.5%
12/31/2017                     2.02                   0                   0               1.00%               -9.2%
12/31/2016                     2.22                   0                   0               1.00%               23.3%
12/31/2015                     1.80                   0                   0               1.00%              -30.1%
12/31/2014                     2.58                   0                   0               1.00%              -18.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.75%              -27.3%
12/31/2017                     2.09                   0                   0               0.75%               -8.9%
12/31/2016                     2.30                   0                   0               0.75%               23.6%
12/31/2015                     1.86                   0                   0               0.75%              -29.9%
12/31/2014                     2.65                   0                   0               0.75%              -17.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.50%              -27.1%
12/31/2017                     2.17                   0                   0               0.50%               -8.7%
12/31/2016                     2.38                   0                   0               0.50%               24.0%
12/31/2015                     1.92                   0                   0               0.50%              -29.7%
12/31/2014                     2.73                   0                   0               0.50%              -17.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.25%              -26.9%
12/31/2017                     2.25                   0                   0               0.25%               -8.5%
12/31/2016                     2.46                   0                   0               0.25%               24.3%
12/31/2015                     1.98                   0                   0               0.25%              -29.5%
12/31/2014                     2.81                   0                   0               0.25%              -17.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.00%              -26.8%
12/31/2017                     2.40                   0                   0               0.00%               -8.2%
12/31/2016                     2.62                   0                   0               0.00%               24.6%
12/31/2015                     2.10                   0                   0               0.00%              -29.4%
12/31/2014                     2.98                   0                   0               0.00%              -17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.4%
    2016        1.2%
    2015        0.5%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               INVESCO MID CAP GROWTH FUND R CLASS - 00143M562

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        18,198   $        22,040              603
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        18,197
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $            1               1  $          1.56
Band 100                                    18,196          11,449             1.59
Band 75                                         --              --             1.62
Band 50                                         --              --             1.64
Band 25                                         --              --             1.67
Band 0                                          --              --             1.70
                                    --------------  --------------
 Total                              $       18,197          11,450
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (145)
                                                                              -----------------
Net investment income (loss)                                                              (145)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    40
Realized gain distributions                                                              2,316
Net change in unrealized appreciation (depreciation)                                    (4,428)
                                                                              -----------------
Net gain (loss)                                                                         (2,072)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,217)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (145)  $            (74)
Net realized gain (loss)                                                40                  6
Realized gain distributions                                          2,316                788
Net change in unrealized appreciation (depreciation)                (4,428)               592
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (2,217)             1,312
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            10,461              3,478
Cost of units redeemed                                                 (43)                --
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 10,418              3,478
                                                          -----------------  -----------------
Net increase (decrease)                                              8,201              4,790
Net assets, beginning                                                9,996              5,206
                                                          -----------------  -----------------
Net assets, ending                                        $         18,197   $          9,996
                                                          =================  =================

Units sold                                                           5,729              2,173
Units redeemed                                                        (130)                --
                                                          -----------------  -----------------
Net increase (decrease)                                              5,599              2,173
Units outstanding, beginning                                         5,851              3,678
                                                          -----------------  -----------------
Units outstanding, ending                                           11,450              5,851
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         53,090
Cost of units redeemed/account charges                                                (44,713)
Net investment income (loss)                                                           (1,115)
Net realized gain (loss)                                                                6,822
Realized gain distributions                                                             7,955
Net change in unrealized appreciation (depreciation)                                   (3,842)
                                                                             -----------------
Net assets                                                                   $         18,197
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               1.25%               -7.2%
12/31/2017                     1.68                   0                   0               1.25%               20.4%
12/31/2016                     1.40                   0                   0               1.25%               -1.0%
12/31/2015                     1.41                   0                   0               1.25%               -0.3%
12/31/2014                     1.42                  20                  29               1.25%                6.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                  11  $               18               1.00%               -7.0%
12/31/2017                     1.71                   6                  10               1.00%               20.7%
12/31/2016                     1.42                   4                   5               1.00%               -0.8%
12/31/2015                     1.43                   4                   6               1.00%                0.0%
12/31/2014                     1.43                   8                  11               1.00%                6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.75%               -6.7%
12/31/2017                     1.73                   0                   0               0.75%               21.0%
12/31/2016                     1.43                   0                   0               0.75%               -0.5%
12/31/2015                     1.44                   0                   0               0.75%                0.2%
12/31/2014                     1.44                   0                   0               0.75%                6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.50%               -6.5%
12/31/2017                     1.76                   0                   0               0.50%               21.3%
12/31/2016                     1.45                   0                   0               0.50%               -0.3%
12/31/2015                     1.45                   0                   0               0.50%                0.5%
12/31/2014                     1.45                   0                   0               0.50%                7.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.25%               -6.3%
12/31/2017                     1.78                   0                   0               0.25%               21.6%
12/31/2016                     1.47                   0                   0               0.25%                0.0%
12/31/2015                     1.47                   0                   0               0.25%                0.7%
12/31/2014                     1.46                   0                   0               0.25%                7.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.00%               -6.0%
12/31/2017                     1.81                   0                   0               0.00%               21.9%
12/31/2016                     1.48                   0                   0               0.00%                0.2%
12/31/2015                     1.48                   0                   0               0.00%                1.0%
12/31/2014                     1.47                   0                   0               0.00%                7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   INVESCO ENERGY FUND A CLASS - 00142F204

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       778,508  $      1,277,973           43,419
                                                      ================  ===============
Receivables: investments sold                 12,211
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       790,719
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       732,297         432,200  $         1.69
Band 100                                    58,422          33,190            1.76
Band 75                                         --              --            1.83
Band 50                                         --              --            1.90
Band 25                                         --              --            1.97
Band 0                                          --              --            2.06
                                   ---------------  --------------
 Total                             $       790,719         465,390
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         22,414
Mortality & expense charges                                                           (13,570)
                                                                             -----------------
Net investment income (loss)                                                            8,844
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (73,189)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (238,725)
                                                                             -----------------
Net gain (loss)                                                                      (311,914)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (303,070)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,844   $         10,495
Net realized gain (loss)                                          (73,189)          (174,695)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (238,725)           (12,638)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (303,070)          (176,838)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          179,536            255,546
Cost of units redeemed                                           (281,747)          (572,953)
Account charges                                                      (523)              (575)
                                                         -----------------  -----------------
Increase (decrease)                                              (102,734)          (317,982)
                                                         -----------------  -----------------
Net increase (decrease)                                          (405,804)          (494,820)
Net assets, beginning                                           1,196,523          1,691,343
                                                         -----------------  -----------------
Net assets, ending                                       $        790,719   $      1,196,523
                                                         =================  =================

Units sold                                                         81,243            114,566
Units redeemed                                                   (124,444)          (258,251)
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,201)          (143,685)
Units outstanding, beginning                                      508,591            652,276
                                                         -----------------  -----------------
Units outstanding, ending                                         465,390            508,591
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      13,456,211
Cost of units redeemed/account charges                                            (11,384,254)
Net investment income (loss)                                                         (237,047)
Net realized gain (loss)                                                           (1,195,459)
Realized gain distributions                                                           650,733
Net change in unrealized appreciation (depreciation)                                 (499,465)
                                                                            ------------------
Net assets                                                                  $         790,719
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                 432  $              732               1.25%              -27.7%
12/31/2017                     2.34                 444               1,041               1.25%               -9.4%
12/31/2016                     2.59                 596               1,540               1.25%               23.0%
12/31/2015                     2.10                 715               1,504               1.25%              -30.2%
12/31/2014                     3.01                 842               2,538               1.25%              -18.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                  33  $               58               1.00%              -27.5%
12/31/2017                     2.43                  64                 156               1.00%               -9.2%
12/31/2016                     2.67                  56                 151               1.00%               23.3%
12/31/2015                     2.17                 109                 236               1.00%              -30.1%
12/31/2014                     3.10                  63                 194               1.00%              -18.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.75%              -27.3%
12/31/2017                     2.51                   0                   0               0.75%               -9.0%
12/31/2016                     2.76                   0                   0               0.75%               23.6%
12/31/2015                     2.23                   0                   0               0.75%              -29.9%
12/31/2014                     3.19                   0                   0               0.75%              -17.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.50%              -27.1%
12/31/2017                     2.61                   0                   0               0.50%               -8.7%
12/31/2016                     2.86                   0                   0               0.50%               23.9%
12/31/2015                     2.30                   0                   0               0.50%              -29.7%
12/31/2014                     3.28                   0                   0               0.50%              -17.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.25%              -26.9%
12/31/2017                     2.70                   0                   0               0.25%               -8.5%
12/31/2016                     2.95                   0                   0               0.25%               24.2%
12/31/2015                     2.38                   0                   0               0.25%              -29.5%
12/31/2014                     3.37                   0                   0               0.25%              -17.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.00%              -26.7%
12/31/2017                     2.81                   0                   0               0.00%               -8.3%
12/31/2016                     3.07                   0                   0               0.00%               24.6%
12/31/2015                     2.46                   2                   5               0.00%              -29.4%
12/31/2014                     3.49                   2                   7               0.00%              -17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.8%
    2016        1.1%
    2015        0.5%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               INVESCO MID CAP GROWTH FUND A CLASS - 00143M596

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       101,407  $        115,601            3,239
                                                      ================  ===============
Receivables: investments sold                    212
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       101,619
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       101,619          72,282  $         1.41
Band 100                                        --              --            1.43
Band 75                                         --              --            1.45
Band 50                                         --              --            1.47
Band 25                                         --              --            1.49
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $       101,619          72,282
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,368)
                                                                             -----------------
Net investment income (loss)                                                           (1,368)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  520
Realized gain distributions                                                            12,704
Net change in unrealized appreciation (depreciation)                                  (21,452)
                                                                             -----------------
Net gain (loss)                                                                        (8,228)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (9,596)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,368)  $         (1,910)
Net realized gain (loss)                                              520             18,828
Realized gain distributions                                        12,704              7,681
Net change in unrealized appreciation (depreciation)              (21,452)             4,424
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (9,596)            29,023
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           26,853             34,271
Cost of units redeemed                                            (12,145)          (115,292)
Account charges                                                       (13)               (88)
                                                         -----------------  -----------------
Increase (decrease)                                                14,695            (81,109)
                                                         -----------------  -----------------
Net increase (decrease)                                             5,099            (52,086)
Net assets, beginning                                              96,520            148,606
                                                         -----------------  -----------------
Net assets, ending                                       $        101,619   $         96,520
                                                         =================  =================

Units sold                                                         16,755             24,645
Units redeemed                                                     (8,338)           (79,461)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,417            (54,816)
Units outstanding, beginning                                       63,865            118,681
                                                         -----------------  -----------------
Units outstanding, ending                                          72,282             63,865
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        405,663
Cost of units redeemed/account charges                                              (354,404)
Net investment income (loss)                                                          (8,708)
Net realized gain (loss)                                                              27,876
Realized gain distributions                                                           45,386
Net change in unrealized appreciation (depreciation)                                 (14,194)
                                                                            -----------------
Net assets                                                                  $        101,619
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/1/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                  72  $              102               1.25%               -7.0%
12/31/2017                     1.51                  64                  97               1.25%               20.7%
12/31/2016                     1.25                 119                 149               1.25%               -0.8%
12/31/2015                     1.26                  81                 102               1.25%                0.0%
12/31/2014                     1.26                  94                 119               1.25%                6.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.00%               -6.7%
12/31/2017                     1.53                   0                   0               1.00%               21.0%
12/31/2016                     1.26                   0                   0               1.00%               -0.5%
12/31/2015                     1.27                   0                   0               1.00%                0.2%
12/31/2014                     1.27                   0                   0               1.00%                6.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.75%               -6.5%
12/31/2017                     1.55                   0                   0               0.75%               21.3%
12/31/2016                     1.27                   0                   0               0.75%               -0.3%
12/31/2015                     1.28                   0                   0               0.75%                0.5%
12/31/2014                     1.27                   0                   0               0.75%                7.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.50%               -6.3%
12/31/2017                     1.56                   0                   0               0.50%               21.6%
12/31/2016                     1.29                   0                   0               0.50%                0.0%
12/31/2015                     1.29                   0                   0               0.50%                0.7%
12/31/2014                     1.28                   0                   0               0.50%                7.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.25%               -6.0%
12/31/2017                     1.58                   0                   0               0.25%               21.9%
12/31/2016                     1.30                   0                   0               0.25%                0.2%
12/31/2015                     1.29                   0                   0               0.25%                1.0%
12/31/2014                     1.28                   0                   0               0.25%                7.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.00%               -5.8%
12/31/2017                     1.60                   0                   0               0.00%               22.2%
12/31/2016                     1.31                   0                   0               0.00%                0.5%
12/31/2015                     1.30                   0                   0               0.00%                1.2%
12/31/2014                     1.29                   0                   0               0.00%                7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               INVESCO FLOATING RATE FUND Y CLASS - 00141A586

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       139,192   $       146,009           19,193
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (81)
                                     ----------------
Net assets                           $       139,111
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       139,111         131,323  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       139,111         131,323
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           6,550
Mortality & expense charges                                                              (1,770)
                                                                              ------------------
Net investment income (loss)                                                              4,780
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (70)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (6,593)
                                                                              ------------------
Net gain (loss)                                                                          (6,663)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (1,883)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,780   $          2,902
Net realized gain (loss)                                               (70)               375
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (6,593)              (562)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,883)             2,715
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            73,330            157,158
Cost of units redeemed                                             (27,061)          (125,066)
Account charges                                                       (575)              (271)
                                                          -----------------  -----------------
Increase (decrease)                                                 45,694             31,821
                                                          -----------------  -----------------
Net increase (decrease)                                             43,811             34,536
Net assets, beginning                                               95,300             60,764
                                                          -----------------  -----------------
Net assets, ending                                        $        139,111   $         95,300
                                                          =================  =================

Units sold                                                          67,784            148,854
Units redeemed                                                     (25,315)          (118,298)
                                                          -----------------  -----------------
Net increase (decrease)                                             42,469             30,556
Units outstanding, beginning                                        88,854             58,298
                                                          -----------------  -----------------
Units outstanding, ending                                          131,323             88,854
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        290,855
Cost of units redeemed/account charges                                               (153,007)
Net investment income (loss)                                                            7,775
Net realized gain (loss)                                                                  305
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (6,817)
                                                                             -----------------
Net assets                                                                   $        139,111
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 131  $              139               1.25%               -1.2%
12/31/2017                     1.07                  89                  95               1.25%                2.9%
12/31/2016                     1.04                  58                  61               1.25%               10.1%
12/31/2015                     0.95                   0                   0               1.25%               -3.8%
12/31/2014                     0.98                   0                   0               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -1.0%
12/31/2017                     1.08                   0                   0               1.00%                3.2%
12/31/2016                     1.05                   0                   0               1.00%               10.3%
12/31/2015                     0.95                   0                   0               1.00%               -3.6%
12/31/2014                     0.99                   0                   0               1.00%               -1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -0.7%
12/31/2017                     1.09                   0                   0               0.75%                3.4%
12/31/2016                     1.06                   0                   0               0.75%               10.6%
12/31/2015                     0.95                   0                   0               0.75%               -3.3%
12/31/2014                     0.99                   0                   0               0.75%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -0.5%
12/31/2017                     1.10                   0                   0               0.50%                3.7%
12/31/2016                     1.06                   0                   0               0.50%               10.9%
12/31/2015                     0.96                   0                   0               0.50%               -3.1%
12/31/2014                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -0.2%
12/31/2017                     1.11                   0                   0               0.25%                3.9%
12/31/2016                     1.07                   0                   0               0.25%               11.2%
12/31/2015                     0.96                   0                   0               0.25%               -2.9%
12/31/2014                     0.99                   0                   0               0.25%               -1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%                0.0%
12/31/2017                     1.12                   0                   0               0.00%                4.2%
12/31/2016                     1.08                   0                   0               0.00%               11.4%
12/31/2015                     0.97                   0                   0               0.00%               -2.6%
12/31/2014                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.6%
    2017        5.3%
    2016        0.4%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              INVESCO SMALL CAP GROWTH FUND R CLASS - 00141M580

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,720,911  $      3,165,778           95,571
                                                      ================  ===============
Receivables: investments sold                 18,105
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,739,016
                                     ===============

                                                         UNITS       ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,398,746         836,789  $          2.87
Band 100                                   325,975         109,460             2.98
Band 75                                         --              --             3.09
Band 50                                         --              --             3.21
Band 25                                         --              --             3.34
Band 0                                      14,295           4,119             3.47
                                    --------------  --------------
 Total                              $    2,739,016         950,368
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (40,810)
                                                                            -----------------
Net investment income (loss)                                                         (40,810)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              77,888
Realized gain distributions                                                          276,322
Net change in unrealized appreciation (depreciation)                                (621,226)
                                                                            -----------------
Net gain (loss)                                                                     (267,016)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (307,826)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (40,810)  $        (42,604)
Net realized gain (loss)                                           77,888            (37,302)
Realized gain distributions                                       276,322            318,391
Net change in unrealized appreciation (depreciation)             (621,226)           510,885
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (307,826)           749,370
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          943,143            977,577
Cost of units redeemed                                         (1,418,925)        (2,402,450)
Account charges                                                    (1,225)            (1,557)
                                                         -----------------  -----------------
Increase (decrease)                                              (477,007)        (1,426,430)
                                                         -----------------  -----------------
Net increase (decrease)                                          (784,833)          (677,060)
Net assets, beginning                                           3,523,849          4,200,909
                                                         -----------------  -----------------
Net assets, ending                                       $      2,739,016   $      3,523,849
                                                         =================  =================

Units sold                                                        283,327            345,016
Units redeemed                                                   (428,902)          (834,066)
                                                         -----------------  -----------------
Net increase (decrease)                                          (145,575)          (489,050)
Units outstanding, beginning                                    1,095,943          1,584,993
                                                         -----------------  -----------------
Units outstanding, ending                                         950,368          1,095,943
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    13,600,754
Cost of units redeemed/account charges                                          (12,592,679)
Net investment income (loss)                                                       (259,034)
Net realized gain (loss)                                                            195,180
Realized gain distributions                                                       2,239,662
Net change in unrealized appreciation (depreciation)                               (444,867)
                                                                            ----------------
Net assets                                                                  $     2,739,016
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.87                 837  $            2,399               1.25%              -10.4%
12/31/2017                     3.20                 948               3,032               1.25%               23.1%
12/31/2016                     2.60               1,281               3,330               1.25%                9.6%
12/31/2015                     2.37               1,086               2,573               1.25%               -3.3%
12/31/2014                     2.45               1,270               3,113               1.25%                6.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.98                 109  $              326               1.00%              -10.1%
12/31/2017                     3.31                 145                 480               1.00%               23.4%
12/31/2016                     2.69                 159                 428               1.00%                9.9%
12/31/2015                     2.44                 145                 355               1.00%               -3.1%
12/31/2014                     2.52                 108                 271               1.00%                6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.09                   0  $                0               0.75%               -9.9%
12/31/2017                     3.43                   0                   0               0.75%               23.7%
12/31/2016                     2.78                   0                   0               0.75%               10.2%
12/31/2015                     2.52                   0                   0               0.75%               -2.8%
12/31/2014                     2.59                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.21                   0  $                0               0.50%               -9.7%
12/31/2017                     3.56                   0                   0               0.50%               24.0%
12/31/2016                     2.87                   0                   0               0.50%               10.5%
12/31/2015                     2.60                   0                   0               0.50%               -2.6%
12/31/2014                     2.67                   0                   0               0.50%                6.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.34                   0  $                0               0.25%               -9.5%
12/31/2017                     3.69                   0                   0               0.25%               24.3%
12/31/2016                     2.97                   0                   0               0.25%               10.7%
12/31/2015                     2.68                   0                   0               0.25%               -2.3%
12/31/2014                     2.74                   0                   0               0.25%                7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.47                   4  $               14               0.00%               -9.2%
12/31/2017                     3.82                   3                  13               0.00%               24.6%
12/31/2016                     3.07                 144                 442               0.00%               11.0%
12/31/2015                     2.76                  18                  51               0.00%               -2.1%
12/31/2014                     2.82                 135                 381               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         INVESCO FLOATING RATE FUND A CLASS - 00141A867 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%               -1.5%
12/31/2017                     1.06                   0                   0               1.25%                2.6%
12/31/2016                     1.03                   0                   0               1.25%                9.8%
12/31/2015                     0.94                   0                   0               1.25%               -4.1%
12/31/2014                     0.98                   0                   0               1.25%               -1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -1.2%
12/31/2017                     1.07                   0                   0               1.00%                2.9%
12/31/2016                     1.04                   0                   0               1.00%               10.0%
12/31/2015                     0.95                   0                   0               1.00%               -3.8%
12/31/2014                     0.98                   0                   0               1.00%               -1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -1.0%
12/31/2017                     1.08                   0                   0               0.75%                3.2%
12/31/2016                     1.05                   0                   0               0.75%               10.3%
12/31/2015                     0.95                   0                   0               0.75%               -3.6%
12/31/2014                     0.98                   0                   0               0.75%               -1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -0.7%
12/31/2017                     1.09                   0                   0               0.50%                3.4%
12/31/2016                     1.05                   0                   0               0.50%               10.6%
12/31/2015                     0.95                   0                   0               0.50%               -3.3%
12/31/2014                     0.99                   0                   0               0.50%               -1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -0.5%
12/31/2017                     1.10                   0                   0               0.25%                3.7%
12/31/2016                     1.06                   0                   0               0.25%               10.9%
12/31/2015                     0.96                   0                   0               0.25%               -3.1%
12/31/2014                     0.99                   0                   0               0.25%               -1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -0.2%
12/31/2017                     1.11                   0                   0               0.00%                3.9%
12/31/2016                     1.07                   0                   0               0.00%               11.1%
12/31/2015                     0.96                   0                   0               0.00%               -2.9%
12/31/2014                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              INVESCO SMALL CAP GROWTH FUND A CLASS - 00141M770

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     8,915,587  $    10,158,021          287,321
                                                      ===============  ===============
Receivables: investments sold                186,813
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,102,400
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,102,400       3,033,878  $          3.00
Band 100                                         --              --             3.12
Band 75                                          --              --             3.24
Band 50                                          --              --             3.36
Band 25                                          --              --             3.49
Band 0                                           --              --             3.69
                                    ---------------  --------------
 Total                              $     9,102,400       3,033,878
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (145,735)
                                                                            ----------------
Net investment income (loss)                                                       (145,735)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            129,535
Realized gain distributions                                                         854,214
Net change in unrealized appreciation (depreciation)                             (1,948,823)
                                                                            ----------------
Net gain (loss)                                                                    (965,074)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,110,809)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (145,735)  $       (124,567)
Net realized gain (loss)                                          129,535             20,809
Realized gain distributions                                       854,214            904,720
Net change in unrealized appreciation (depreciation)           (1,948,823)         1,290,955
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,110,809)         2,091,917
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,594,221          2,207,274
Cost of units redeemed                                         (3,407,145)        (3,560,375)
Account charges                                                    (6,809)            (5,860)
                                                         -----------------  -----------------
Increase (decrease)                                              (819,733)        (1,358,961)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,930,542)           732,956
Net assets, beginning                                          11,032,942         10,299,986
                                                         -----------------  -----------------
Net assets, ending                                       $      9,102,400   $     11,032,942
                                                         =================  =================

Units sold                                                        743,067            735,294
Units redeemed                                                 (1,013,354)        (1,236,497)
                                                         -----------------  -----------------
Net increase (decrease)                                          (270,287)          (501,203)
Units outstanding, beginning                                    3,304,165          3,805,368
                                                         -----------------  -----------------
Units outstanding, ending                                       3,033,878          3,304,165
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    26,310,540
Cost of units redeemed/account charges                                          (20,265,343)
Net investment income (loss)                                                       (548,692)
Net realized gain (loss)                                                            318,681
Realized gain distributions                                                       4,529,648
Net change in unrealized appreciation (depreciation)                             (1,242,434)
                                                                            ----------------
Net assets                                                                  $     9,102,400
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.00               3,034  $            9,102               1.25%              -10.1%
12/31/2017                     3.34               3,304              11,033               1.25%               23.4%
12/31/2016                     2.71               3,805              10,300               1.25%                9.9%
12/31/2015                     2.46               2,929               7,212               1.25%               -3.1%
12/31/2014                     2.54               1,625               4,127               1.25%                6.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.12                   0  $                0               1.00%               -9.9%
12/31/2017                     3.46                   0                   0               1.00%               23.7%
12/31/2016                     2.80                   0                   0               1.00%               10.2%
12/31/2015                     2.54                   0                   0               1.00%               -2.8%
12/31/2014                     2.61                   0                   0               1.00%                6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.24                   0  $                0               0.75%               -9.7%
12/31/2017                     3.59                   0                   0               0.75%               24.0%
12/31/2016                     2.89                   0                   0               0.75%               10.5%
12/31/2015                     2.62                   0                   0               0.75%               -2.6%
12/31/2014                     2.69                   0                   0               0.75%                6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.36                   0  $                0               0.50%               -9.5%
12/31/2017                     3.72                   0                   0               0.50%               24.3%
12/31/2016                     2.99                   0                   0               0.50%               10.7%
12/31/2015                     2.70                   0                   0               0.50%               -2.3%
12/31/2014                     2.76                   0                   0               0.50%                7.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.49                   0  $                0               0.25%               -9.2%
12/31/2017                     3.85                   0                   0               0.25%               24.6%
12/31/2016                     3.09                   0                   0               0.25%               11.0%
12/31/2015                     2.78                   0                   0               0.25%               -2.1%
12/31/2014                     2.84                   0                   0               0.25%                7.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.69                   0  $                0               0.00%               -9.0%
12/31/2017                     4.06                   0                   0               0.00%               24.9%
12/31/2016                     3.25                   0                   0               0.00%               11.3%
12/31/2015                     2.92                 200                 584               0.00%               -1.8%
12/31/2014                     2.97                 170                 507               0.00%                7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             INVESCO GLOBAL HEALTH CARE FUND A CLASS - 00141T106

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      517,827   $       591,076           15,720
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (663)
                                     ---------------
Net assets                           $      517,164
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       347,978         118,548  $         2.94
Band 100                                   169,186          55,482            3.05
Band 75                                         --              --            3.17
Band 50                                         --              --            3.29
Band 25                                         --              --            3.42
Band 0                                          --              --            3.57
                                   ---------------  --------------
 Total                             $       517,164         174,030
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (6,834)
                                                                              -----------------
Net investment income (loss)                                                            (6,834)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,677)
Realized gain distributions                                                             42,065
Net change in unrealized appreciation (depreciation)                                   (29,016)
                                                                              -----------------
Net gain (loss)                                                                          7,372
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            538
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (6,834)  $         (7,256)
Net realized gain (loss)                                            (5,677)           (10,782)
Realized gain distributions                                         42,065             38,741
Net change in unrealized appreciation (depreciation)               (29,016)            60,360
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      538             81,063
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            36,847             39,436
Cost of units redeemed                                            (122,587)          (116,189)
Account charges                                                        (74)              (115)
                                                          -----------------  -----------------
Increase (decrease)                                                (85,814)           (76,868)
                                                          -----------------  -----------------
Net increase (decrease)                                            (85,276)             4,195
Net assets, beginning                                              602,440            598,245
                                                          -----------------  -----------------
Net assets, ending                                        $        517,164   $        602,440
                                                          =================  =================

Units sold                                                          11,698             13,704
Units redeemed                                                     (39,211)           (40,351)
                                                          -----------------  -----------------
Net increase (decrease)                                            (27,513)           (26,647)
Units outstanding, beginning                                       201,543            228,190
                                                          -----------------  -----------------
Units outstanding, ending                                          174,030            201,543
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,762,371
Cost of units redeemed/account charges                                           (3,829,116)
Net investment income (loss)                                                        (80,703)
Net realized gain (loss)                                                            154,769
Realized gain distributions                                                         583,092
Net change in unrealized appreciation (depreciation)                                (73,249)
                                                                            ----------------
Net assets                                                                  $       517,164
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.94                 119  $              348               1.25%               -0.8%
12/31/2017                     2.96                 145                 428               1.25%               14.0%
12/31/2016                     2.59                 158                 410               1.25%              -12.8%
12/31/2015                     2.98                 341               1,014               1.25%                1.7%
12/31/2014                     2.93                 343               1,005               1.25%               18.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.05                  55  $              169               1.00%               -0.5%
12/31/2017                     3.07                  57                 175               1.00%               14.3%
12/31/2016                     2.68                  70                 189               1.00%              -12.6%
12/31/2015                     3.07                 129                 397               1.00%                2.0%
12/31/2014                     3.01                  82                 247               1.00%               19.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.17                   0  $                0               0.75%               -0.3%
12/31/2017                     3.18                   0                   0               0.75%               14.6%
12/31/2016                     2.77                   0                   0               0.75%              -12.4%
12/31/2015                     3.16                   0                   0               0.75%                2.2%
12/31/2014                     3.10                   0                   0               0.75%               19.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.29                   0  $                0               0.50%                0.0%
12/31/2017                     3.29                   0                   0               0.50%               14.9%
12/31/2016                     2.87                   0                   0               0.50%              -12.1%
12/31/2015                     3.26                   0                   0               0.50%                2.5%
12/31/2014                     3.18                   0                   0               0.50%               19.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.42                   0  $                0               0.25%                0.2%
12/31/2017                     3.41                   0                   0               0.25%               15.2%
12/31/2016                     2.96                   0                   0               0.25%              -11.9%
12/31/2015                     3.36                   0                   0               0.25%                2.7%
12/31/2014                     3.27                   0                   0               0.25%               20.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.57                   0  $                0               0.00%                0.5%
12/31/2017                     3.56                   0                   0               0.00%               15.5%
12/31/2016                     3.08                   0                   0               0.00%              -11.7%
12/31/2015                     3.49                   0                   0               0.00%                3.0%
12/31/2014                     3.39                   0                   0               0.00%               20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 INVESCO TECHNOLOGY FUND A CLASS - 00142F642

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        389,927  $       406,246            9,651
                                                       ===============  ===============
Receivables: investments sold                   3,549
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        393,476
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       292,453          92,191  $         3.17
Band 100                                   101,023          30,655            3.30
Band 75                                         --              --            3.42
Band 50                                         --              --            3.56
Band 25                                         --              --            3.69
Band 0                                          --              --            3.86
                                   ---------------  --------------
 Total                             $       393,476         122,846
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (5,063)
                                                                            -----------------
Net investment income (loss)                                                          (5,063)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,050
Realized gain distributions                                                           32,070
Net change in unrealized appreciation (depreciation)                                 (53,242)
                                                                            -----------------
Net gain (loss)                                                                       (8,122)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (13,185)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,063)  $         (3,022)
Net realized gain (loss)                                           13,050              3,185
Realized gain distributions                                        32,070             14,385
Net change in unrealized appreciation (depreciation)              (53,242)            43,319
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,185)            57,867
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          104,081            227,747
Cost of units redeemed                                            (61,629)           (25,455)
Account charges                                                       (61)               (47)
                                                         -----------------  -----------------
Increase (decrease)                                                42,391            202,245
                                                         -----------------  -----------------
Net increase (decrease)                                            29,206            260,112
Net assets, beginning                                             364,270            104,158
                                                         -----------------  -----------------
Net assets, ending                                       $        393,476   $        364,270
                                                         =================  =================

Units sold                                                         28,165             77,224
Units redeemed                                                    (16,722)            (8,607)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,443             68,617
Units outstanding, beginning                                      111,403             42,786
                                                         -----------------  -----------------
Units outstanding, ending                                         122,846            111,403
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,181,476
Cost of units redeemed/account charges                                              (927,495)
Net investment income (loss)                                                         (24,567)
Net realized gain (loss)                                                              66,891
Realized gain distributions                                                          113,490
Net change in unrealized appreciation (depreciation)                                 (16,319)
                                                                            -----------------
Net assets                                                                  $        393,476
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.17                  92  $              292               1.25%               -2.0%
12/31/2017                     3.24                  81                 262               1.25%               33.0%
12/31/2016                     2.43                  43                 104               1.25%               -2.4%
12/31/2015                     2.49                  98                 244               1.25%                5.3%
12/31/2014                     2.37                  91                 216               1.25%                9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.30                  31  $              101               1.00%               -1.8%
12/31/2017                     3.36                  31                 102               1.00%               33.3%
12/31/2016                     2.52                   0                   0               1.00%               -2.1%
12/31/2015                     2.57                  10                  26               1.00%                5.5%
12/31/2014                     2.44                   0                   0               1.00%                9.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.42                   0  $                0               0.75%               -1.5%
12/31/2017                     3.48                   0                   0               0.75%               33.7%
12/31/2016                     2.60                   0                   0               0.75%               -1.9%
12/31/2015                     2.65                   0                   0               0.75%                5.8%
12/31/2014                     2.51                   0                   0               0.75%                9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.56                   0  $                0               0.50%               -1.3%
12/31/2017                     3.60                   0                   0               0.50%               34.0%
12/31/2016                     2.69                   0                   0               0.50%               -1.6%
12/31/2015                     2.73                   0                   0               0.50%                6.1%
12/31/2014                     2.58                   0                   0               0.50%               10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.69                   0  $                0               0.25%               -1.0%
12/31/2017                     3.73                   0                   0               0.25%               34.3%
12/31/2016                     2.78                   0                   0               0.25%               -1.4%
12/31/2015                     2.82                   0                   0               0.25%                6.3%
12/31/2014                     2.65                   0                   0               0.25%               10.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.86                   0  $                0               0.00%               -0.8%
12/31/2017                     3.89                   0                   0               0.00%               34.7%
12/31/2016                     2.89                   0                   0               0.00%               -1.1%
12/31/2015                     2.92                   0                   0               0.00%                6.6%
12/31/2014                     2.74                   0                   0               0.00%               10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         INVESCO GLOBAL HEALTH CARE FUND INVESTOR CLASS - 00141T171

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        246,631  $       280,904            7,484
                                                       ===============  ===============
Receivables: investments sold                      42
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        246,673
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       246,673          99,422  $         2.48
Band 100                                        --              --            2.58
Band 75                                         --              --            2.68
Band 50                                         --              --            2.78
Band 25                                         --              --            2.89
Band 0                                          --              --            3.10
                                   ---------------  --------------
 Total                             $       246,673          99,422
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $              --
Mortality & expense charges                                                             (2,921)
                                                                             -----------------
Net investment income (loss)                                                            (2,921)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (627)
Realized gain distributions                                                             19,998
Net change in unrealized appreciation (depreciation)                                   (20,738)
                                                                             -----------------
Net gain (loss)                                                                         (1,367)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          (4,288)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,921)  $         (2,363)
Net realized gain (loss)                                              (627)            (8,537)
Realized gain distributions                                         19,998             13,131
Net change in unrealized appreciation (depreciation)               (20,738)            22,592
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (4,288)            24,823
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            50,966             53,305
Cost of units redeemed                                              (4,814)           (69,425)
Account charges                                                        (17)                (4)
                                                          -----------------  -----------------
Increase (decrease)                                                 46,135            (16,124)
                                                          -----------------  -----------------
Net increase (decrease)                                             41,847              8,699
Net assets, beginning                                              204,826            196,127
                                                          -----------------  -----------------
Net assets, ending                                        $        246,673   $        204,826
                                                          =================  =================

Units sold                                                          19,493             21,574
Units redeemed                                                      (1,973)           (29,095)
                                                          -----------------  -----------------
Net increase (decrease)                                             17,520             (7,521)
Units outstanding, beginning                                        81,902             89,423
                                                          -----------------  -----------------
Units outstanding, ending                                           99,422             81,902
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,925,060
Cost of units redeemed/account charges                                           (7,395,754)
Net investment income (loss)                                                        (76,442)
Net realized gain (loss)                                                            291,993
Realized gain distributions                                                         536,089
Net change in unrealized appreciation (depreciation)                                (34,273)
                                                                            ----------------
Net assets                                                                  $       246,673
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.48                  99  $              247               1.25%               -0.8%
12/31/2017                     2.50                  82                 205               1.25%               14.0%
12/31/2016                     2.19                  89                 196               1.25%              -12.8%
12/31/2015                     2.52                 206                 517               1.25%                1.7%
12/31/2014                     2.47               1,119               2,768               1.25%               18.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.58                   0  $                0               1.00%               -0.5%
12/31/2017                     2.59                   0                   0               1.00%               14.3%
12/31/2016                     2.27                   0                   0               1.00%              -12.6%
12/31/2015                     2.59                   0                   0               1.00%                2.0%
12/31/2014                     2.54                   0                   0               1.00%               19.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68                   0  $                0               0.75%               -0.3%
12/31/2017                     2.69                   0                   0               0.75%               14.6%
12/31/2016                     2.34                   0                   0               0.75%              -12.4%
12/31/2015                     2.67                   0                   0               0.75%                2.2%
12/31/2014                     2.62                   0                   0               0.75%               19.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.78                   0  $                0               0.50%                0.0%
12/31/2017                     2.78                   0                   0               0.50%               14.9%
12/31/2016                     2.42                   0                   0               0.50%              -12.1%
12/31/2015                     2.76                   0                   0               0.50%                2.5%
12/31/2014                     2.69                   0                   0               0.50%               19.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.89                   0  $                0               0.25%                0.2%
12/31/2017                     2.88                   0                   0               0.25%               15.2%
12/31/2016                     2.50                   0                   0               0.25%              -11.9%
12/31/2015                     2.84                   0                   0               0.25%                2.7%
12/31/2014                     2.77                   0                   0               0.25%               20.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.10                   0  $                0               0.00%                0.5%
12/31/2017                     3.08                   0                   0               0.00%               15.5%
12/31/2016                     2.67                   0                   0               0.00%              -11.7%
12/31/2015                     3.02                   0                   0               0.00%                3.0%
12/31/2014                     2.94                   0                   0               0.00%               20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND R5 CLASS - 00141M374

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,661  $         1,853              134
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,661
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,661            1,635  $         1.02
Band 100                                         --               --            1.05
Band 75                                          --               --            1.08
Band 50                                          --               --            1.11
Band 25                                          --               --            1.14
Band 0                                           --               --            1.17
                                    ---------------  ---------------
 Total                              $         1,661            1,635
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,415
Mortality & expense charges                                                           (1,093)
                                                                            -----------------
Net investment income (loss)                                                             322
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,347
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (9,826)
                                                                            -----------------
Net gain (loss)                                                                        3,521
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          3,843
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            322   $          4,526
Net realized gain (loss)                                           13,347             (8,280)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (9,826)            37,196
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,843             33,442
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,598             10,207
Cost of units redeemed                                           (231,486)          (173,004)
Account charges                                                      (121)              (104)
                                                         -----------------  -----------------
Increase (decrease)                                              (227,009)          (162,901)
                                                         -----------------  -----------------
Net increase (decrease)                                          (223,166)          (129,459)
Net assets, beginning                                             224,827            354,286
                                                         -----------------  -----------------
Net assets, ending                                       $          1,661   $        224,827
                                                         =================  =================

Units sold                                                          4,090             20,686
Units redeemed                                                   (199,098)          (179,877)
                                                         -----------------  -----------------
Net increase (decrease)                                          (195,008)          (159,191)
Units outstanding, beginning                                      196,643            355,834
                                                         -----------------  -----------------
Units outstanding, ending                                           1,635            196,643
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       4,384,608
Cost of units redeemed/account charges                                             (3,307,177)
Net investment income (loss)                                                           54,440
Net realized gain (loss)                                                           (1,271,127)
Realized gain distributions                                                           141,109
Net change in unrealized appreciation (depreciation)                                     (192)
                                                                            ------------------
Net assets                                                                  $           1,661
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   2  $                2               1.25%              -11.2%
12/31/2017                     1.14                 197                 225               1.25%               14.8%
12/31/2016                     1.00                 356                 354               1.25%                2.4%
12/31/2015                     0.97                 475                 462               1.25%               -7.8%
12/31/2014                     1.05                 616                 650               1.25%               -1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%              -10.9%
12/31/2017                     1.17                   0                   0               1.00%               15.1%
12/31/2016                     1.02                   0                   0               1.00%                2.6%
12/31/2015                     0.99                   0                   0               1.00%               -7.6%
12/31/2014                     1.08                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -10.7%
12/31/2017                     1.21                   0                   0               0.75%               15.4%
12/31/2016                     1.04                   0                   0               0.75%                2.9%
12/31/2015                     1.02                   0                   0               0.75%               -7.4%
12/31/2014                     1.10                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -10.5%
12/31/2017                     1.24                   0                   0               0.50%               15.7%
12/31/2016                     1.07                   0                   0               0.50%                3.2%
12/31/2015                     1.04                   0                   0               0.50%               -7.1%
12/31/2014                     1.12                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%              -10.3%
12/31/2017                     1.27                   0                   0               0.25%               16.0%
12/31/2016                     1.10                   0                   0               0.25%                3.4%
12/31/2015                     1.06                   0                   0               0.25%               -6.9%
12/31/2014                     1.14                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%              -10.0%
12/31/2017                     1.31                   0                   0               0.00%               16.3%
12/31/2016                     1.12                   0                   0               0.00%                3.7%
12/31/2015                     1.08                   0                   0               0.00%               -6.7%
12/31/2014                     1.16                   0                   0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        2.5%
    2016        4.4%
    2015        4.6%
    2014        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            INVESCO VALUE OPPORTUNITIES FUND R CLASS - 00142F139

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        138,819  $       169,398           13,717
                                                       ===============  ===============
Receivables: investments sold                      57
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        138,876
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       119,343          87,716  $         1.36
Band 100                                    19,533          14,086            1.39
Band 75                                         --              --            1.41
Band 50                                         --              --            1.44
Band 25                                         --              --            1.47
Band 0                                          --              --            1.50
                                   ---------------  --------------
 Total                             $       138,876         101,802
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,985)
                                                                             -----------------
Net investment income (loss)                                                           (1,985)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,783
Realized gain distributions                                                            18,794
Net change in unrealized appreciation (depreciation)                                  (54,013)
                                                                             -----------------
Net gain (loss)                                                                       (33,436)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (35,421)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,985)  $         (1,823)
Net realized gain (loss)                                            1,783                972
Realized gain distributions                                        18,794              8,096
Net change in unrealized appreciation (depreciation)              (54,013)            13,839
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (35,421)            21,084
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           17,164             40,462
Cost of units redeemed                                            (13,281)            (8,538)
Account charges                                                       (51)               (27)
                                                         -----------------  -----------------
Increase (decrease)                                                 3,832             31,897
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,589)            52,981
Net assets, beginning                                             170,465            117,484
                                                         -----------------  -----------------
Net assets, ending                                       $        138,876   $        170,465
                                                         =================  =================

Units sold                                                         10,840             25,714
Units redeemed                                                     (7,800)            (5,508)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,040             20,206
Units outstanding, beginning                                       98,762             78,556
                                                         -----------------  -----------------
Units outstanding, ending                                         101,802             98,762
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         363,541
Cost of units redeemed/account charges                                                (243,453)
Net investment income (loss)                                                            (7,108)
Net realized gain (loss)                                                                  (351)
Realized gain distributions                                                             56,826
Net change in unrealized appreciation (depreciation)                                   (30,579)
                                                                             -----------------
Net assets                                                                   $         138,876
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                  88  $              119               1.25%              -21.0%
12/31/2017                     1.72                  85                 146               1.25%               15.4%
12/31/2016                     1.49                  64                  96               1.25%               16.3%
12/31/2015                     1.28                 128                 164               1.25%              -11.8%
12/31/2014                     1.45                 112                 164               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                  14  $               20               1.00%              -20.8%
12/31/2017                     1.75                  14                  25               1.00%               15.7%
12/31/2016                     1.51                  14                  21               1.00%               16.5%
12/31/2015                     1.30                  50                  65               1.00%              -11.6%
12/31/2014                     1.47                  45                  67               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.75%              -20.6%
12/31/2017                     1.78                   0                   0               0.75%               16.0%
12/31/2016                     1.53                   0                   0               0.75%               16.8%
12/31/2015                     1.31                   0                   0               0.75%              -11.3%
12/31/2014                     1.48                   0                   0               0.75%                5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.50%              -20.4%
12/31/2017                     1.81                   0                   0               0.50%               16.3%
12/31/2016                     1.56                   0                   0               0.50%               17.1%
12/31/2015                     1.33                   0                   0               0.50%              -11.1%
12/31/2014                     1.49                   0                   0               0.50%                5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.25%              -20.2%
12/31/2017                     1.84                   0                   0               0.25%               16.6%
12/31/2016                     1.58                   0                   0               0.25%               17.4%
12/31/2015                     1.34                   0                   0               0.25%              -10.9%
12/31/2014                     1.51                   0                   0               0.25%                6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.00%              -20.0%
12/31/2017                     1.87                   0                   0               0.00%               16.9%
12/31/2016                     1.60                   0                   0               0.00%               17.7%
12/31/2015                     1.36                   0                   0               0.00%              -10.7%
12/31/2014                     1.52                   0                   0               0.00%                6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.9%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND A CLASS - 00141M572

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       134,189   $       156,697           10,972
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (24)
                                     ----------------
Net assets                           $       134,165
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       110,306          62,255  $         1.77
Band 100                                    23,859          12,962            1.84
Band 75                                         --              --            1.91
Band 50                                         --              --            1.99
Band 25                                         --              --            2.06
Band 0                                          --              --            2.15
                                   ---------------  --------------
 Total                             $       134,165          75,217
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,854
Mortality & expense charges                                                             (1,991)
                                                                              -----------------
Net investment income (loss)                                                               863
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,353)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (16,295)
                                                                              -----------------
Net gain (loss)                                                                        (17,648)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (16,785)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            863   $           3,792
Net realized gain (loss)                                            (1,353)             (4,338)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)               (16,295)             29,026
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (16,785)             28,480
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             1,503               2,673
Cost of units redeemed                                             (35,173)            (53,183)
Account charges                                                        (31)                (41)
                                                          -----------------  ------------------
Increase (decrease)                                                (33,701)            (50,551)
                                                          -----------------  ------------------
Net increase (decrease)                                            (50,486)            (22,071)
Net assets, beginning                                              184,651             206,722
                                                          -----------------  ------------------
Net assets, ending                                        $        134,165   $         184,651
                                                          =================  ==================

Units sold                                                             756               1,417
Units redeemed                                                     (16,639)            (27,290)
                                                          -----------------  ------------------
Net increase (decrease)                                            (15,883)            (25,873)
Units outstanding, beginning                                        91,100             116,973
                                                          -----------------  ------------------
Units outstanding, ending                                           75,217              91,100
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,872,848
Cost of units redeemed/account charges                                            (5,223,778)
Net investment income (loss)                                                         288,465
Net realized gain (loss)                                                            (396,201)
Realized gain distributions                                                          615,339
Net change in unrealized appreciation (depreciation)                                 (22,508)
                                                                            -----------------
Net assets                                                                  $        134,165
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                  62  $              110               1.25%              -11.6%
12/31/2017                     2.00                  62                 125               1.25%               14.4%
12/31/2016                     1.75                  85                 150               1.25%                2.1%
12/31/2015                     1.72                  87                 149               1.25%               -8.2%
12/31/2014                     1.87                  88                 165               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                  13  $               24               1.00%              -11.4%
12/31/2017                     2.08                  29                  60               1.00%               14.7%
12/31/2016                     1.81                  32                  57               1.00%                2.3%
12/31/2015                     1.77                  50                  88               1.00%               -7.9%
12/31/2014                     1.92                  61                 117               1.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.75%              -11.1%
12/31/2017                     2.15                   0                   0               0.75%               15.0%
12/31/2016                     1.87                   0                   0               0.75%                2.6%
12/31/2015                     1.82                   0                   0               0.75%               -7.7%
12/31/2014                     1.98                   0                   0               0.75%               -1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.50%              -10.9%
12/31/2017                     2.23                   0                   0               0.50%               15.3%
12/31/2016                     1.93                   0                   0               0.50%                2.8%
12/31/2015                     1.88                   0                   0               0.50%               -7.5%
12/31/2014                     2.03                   0                   0               0.50%               -0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.25%              -10.7%
12/31/2017                     2.31                   0                   0               0.25%               15.6%
12/31/2016                     2.00                   0                   0               0.25%                3.1%
12/31/2015                     1.94                   0                   0               0.25%               -7.2%
12/31/2014                     2.09                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.00%              -10.5%
12/31/2017                     2.40                   0                   0               0.00%               15.8%
12/31/2016                     2.07                   0                   0               0.00%                3.3%
12/31/2015                     2.00                   0                   0               0.00%               -7.0%
12/31/2014                     2.15                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        3.2%
    2016        3.6%
    2015        3.9%
    2014        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            INVESCO VALUE OPPORTUNITIES FUND A CLASS - 00143M398

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         2,091  $         2,585              204
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         2,091
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,091            1,550  $         1.35
Band 100                                         --               --            1.38
Band 75                                          --               --            1.40
Band 50                                          --               --            1.43
Band 25                                          --               --            1.46
Band 0                                           --               --            1.48
                                    ---------------  ---------------
 Total                              $         2,091            1,550
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (151)
                                                                             -----------------
Net investment income (loss)                                                             (151)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,556
Realized gain distributions                                                               279
Net change in unrealized appreciation (depreciation)                                   (3,172)
                                                                             -----------------
Net gain (loss)                                                                        (1,337)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (1,488)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (151)  $           (165)
Net realized gain (loss)                                            1,556                 26
Realized gain distributions                                           279                712
Net change in unrealized appreciation (depreciation)               (3,172)             1,381
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,488)             1,954
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              399                680
Cost of units redeemed                                            (11,482)                --
Account charges                                                        (5)                --
                                                         -----------------  -----------------
Increase (decrease)                                               (11,088)               680
                                                         -----------------  -----------------
Net increase (decrease)                                           (12,576)             2,634
Net assets, beginning                                              14,667             12,033
                                                         -----------------  -----------------
Net assets, ending                                       $          2,091   $         14,667
                                                         =================  =================

Units sold                                                            245                441
Units redeemed                                                     (7,315)                --
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,070)               441
Units outstanding, beginning                                        8,620              8,179
                                                         -----------------  -----------------
Units outstanding, ending                                           1,550              8,620
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        530,596
Cost of units redeemed/account charges                                              (651,002)
Net investment income (loss)                                                          (4,065)
Net realized gain (loss)                                                             118,509
Realized gain distributions                                                            8,547
Net change in unrealized appreciation (depreciation)                                    (494)
                                                                            -----------------
Net assets                                                                  $          2,091
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   2  $                2               1.25%              -20.7%
12/31/2017                     1.70                   9                  15               1.25%               15.7%
12/31/2016                     1.47                   8                  12               1.25%               16.5%
12/31/2015                     1.26                  44                  56               1.25%              -11.5%
12/31/2014                     1.43                 279                 398               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               1.00%              -20.5%
12/31/2017                     1.73                   0                   0               1.00%               15.9%
12/31/2016                     1.49                   0                   0               1.00%               16.8%
12/31/2015                     1.28                   0                   0               1.00%              -11.3%
12/31/2014                     1.44                   0                   0               1.00%                5.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.75%              -20.3%
12/31/2017                     1.76                   0                   0               0.75%               16.2%
12/31/2016                     1.51                   0                   0               0.75%               17.1%
12/31/2015                     1.29                   0                   0               0.75%              -11.1%
12/31/2014                     1.45                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.50%              -20.1%
12/31/2017                     1.79                   0                   0               0.50%               16.5%
12/31/2016                     1.54                   0                   0               0.50%               17.4%
12/31/2015                     1.31                   0                   0               0.50%              -10.9%
12/31/2014                     1.47                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.25%              -19.9%
12/31/2017                     1.82                   0                   0               0.25%               16.8%
12/31/2016                     1.56                   0                   0               0.25%               17.7%
12/31/2015                     1.32                   0                   0               0.25%              -10.7%
12/31/2014                     1.48                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.00%              -19.7%
12/31/2017                     1.85                   0                   0               0.00%               17.1%
12/31/2016                     1.58                   0                   0               0.00%               18.0%
12/31/2015                     1.34                   0                   0               0.00%              -10.4%
12/31/2014                     1.49                   0                   0               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        0.2%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            INVESCO INTERNATIONAL GROWTH FUND R CLASS - 008882755

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       176,561  $        203,765            6,383
                                                      ================  ===============
Receivables: investments sold                    455
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       177,016
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       162,408         137,426  $         1.18
Band 100                                        --              --            1.22
Band 75                                         --              --            1.26
Band 50                                         --              --            1.29
Band 25                                         --              --            1.34
Band 0                                      14,608          10,614            1.38
                                   ---------------  --------------
 Total                             $       177,016         148,040
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,125
Mortality & expense charges                                                            (2,308)
                                                                             -----------------
Net investment income (loss)                                                           (1,183)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,144
Realized gain distributions                                                            14,262
Net change in unrealized appreciation (depreciation)                                  (50,835)
                                                                             -----------------
Net gain (loss)                                                                       (33,429)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (34,612)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,183)  $            626
Net realized gain (loss)                                            3,144              3,502
Realized gain distributions                                        14,262              1,766
Net change in unrealized appreciation (depreciation)              (50,835)            28,585
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (34,612)            34,479
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           60,471             45,256
Cost of units redeemed                                            (48,559)           (61,785)
Account charges                                                       (72)              (198)
                                                         -----------------  -----------------
Increase (decrease)                                                11,840            (16,727)
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,772)            17,752
Net assets, beginning                                             199,788            182,036
                                                         -----------------  -----------------
Net assets, ending                                       $        177,016   $        199,788
                                                         =================  =================

Units sold                                                         44,974             34,136
Units redeemed                                                    (36,448)           (48,589)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,526            (14,453)
Units outstanding, beginning                                      139,514            153,967
                                                         -----------------  -----------------
Units outstanding, ending                                         148,040            139,514
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,228,787
Cost of units redeemed/account charges                                            (2,152,796)
Net investment income (loss)                                                          (8,457)
Net realized gain (loss)                                                              91,829
Realized gain distributions                                                           44,857
Net change in unrealized appreciation (depreciation)                                 (27,204)
                                                                            -----------------
Net assets                                                                  $        177,016
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                 137  $              162               1.25%              -16.6%
12/31/2017                     1.42                 129                 183               1.25%               20.8%
12/31/2016                     1.17                 145                 170               1.25%               -2.3%
12/31/2015                     1.20                 385                 463               1.25%               -4.1%
12/31/2014                     1.25                 677                 847               1.25%               -1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%              -16.4%
12/31/2017                     1.46                   0                   0               1.00%               21.1%
12/31/2016                     1.20                   0                   0               1.00%               -2.1%
12/31/2015                     1.23                   0                   0               1.00%               -3.8%
12/31/2014                     1.28                   0                   0               1.00%               -1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.75%              -16.2%
12/31/2017                     1.50                   0                   0               0.75%               21.4%
12/31/2016                     1.23                   0                   0               0.75%               -1.9%
12/31/2015                     1.26                   0                   0               0.75%               -3.6%
12/31/2014                     1.30                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%              -16.0%
12/31/2017                     1.54                   0                   0               0.50%               21.7%
12/31/2016                     1.27                   0                   0               0.50%               -1.6%
12/31/2015                     1.29                   0                   0               0.50%               -3.3%
12/31/2014                     1.33                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.25%              -15.7%
12/31/2017                     1.58                   0                   0               0.25%               22.0%
12/31/2016                     1.30                   0                   0               0.25%               -1.4%
12/31/2015                     1.32                   0                   0               0.25%               -3.1%
12/31/2014                     1.36                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                  11  $               15               0.00%              -15.5%
12/31/2017                     1.63                  10                  16               0.00%               22.3%
12/31/2016                     1.33                   9                  12               0.00%               -1.1%
12/31/2015                     1.35                   8                  10               0.00%               -2.8%
12/31/2014                     1.39                  12                  17               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        1.4%
    2016        0.5%
    2015        0.7%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           INVESCO INTERNATIONAL GROWTH FUND R5 CLASS - 008882771

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      5,222,346  $     6,075,781          183,626
                                                       ===============  ===============
Receivables: investments sold                   1,544
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      5,223,890
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,522,010       2,760,817  $          1.28
Band 100                                         --              --             1.32
Band 75                                          --              --             1.36
Band 50                                          --              --             1.40
Band 25                                          --              --             1.44
Band 0                                    1,701,880       1,145,490             1.49
                                    ---------------  --------------
 Total                              $     5,223,890       3,906,307
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        66,807
Mortality & expense charges                                                         (52,829)
                                                                            ----------------
Net investment income (loss)                                                         13,978
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            182,886
Realized gain distributions                                                         420,318
Net change in unrealized appreciation (depreciation)                             (1,679,242)
                                                                            ----------------
Net gain (loss)                                                                  (1,076,038)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,062,060)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,978   $         65,120
Net realized gain (loss)                                          182,886            121,935
Realized gain distributions                                       420,318             48,007
Net change in unrealized appreciation (depreciation)           (1,679,242)           830,514
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,062,060)         1,065,576
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,247,317            675,167
Cost of units redeemed                                         (2,473,499)        (1,208,862)
Account charges                                                    (9,538)              (685)
                                                         -----------------  -----------------
Increase (decrease)                                               764,280           (534,380)
                                                         -----------------  -----------------
Net increase (decrease)                                          (297,780)           531,196
Net assets, beginning                                           5,521,670          4,990,474
                                                         -----------------  -----------------
Net assets, ending                                       $      5,223,890   $      5,521,670
                                                         =================  =================

Units sold                                                      2,206,975            468,118
Units redeemed                                                 (1,746,206)          (828,037)
                                                         -----------------  -----------------
Net increase (decrease)                                           460,769           (359,919)
Units outstanding, beginning                                    3,445,538          3,805,457
                                                         -----------------  -----------------
Units outstanding, ending                                       3,906,307          3,445,538
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    15,281,612
Cost of units redeemed/account charges                                          (10,724,155)
Net investment income (loss)                                                        354,416
Net realized gain (loss)                                                            542,094
Realized gain distributions                                                         623,358
Net change in unrealized appreciation (depreciation)                               (853,435)
                                                                            ----------------
Net assets                                                                  $     5,223,890
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28               2,761  $            3,522               1.25%              -16.1%
12/31/2017                     1.52               2,213               3,365               1.25%               21.5%
12/31/2016                     1.25               2,470               3,092               1.25%               -1.8%
12/31/2015                     1.27               2,438               3,107               1.25%               -3.5%
12/31/2014                     1.32               1,007               1,330               1.25%               -1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%              -15.9%
12/31/2017                     1.56                   0                   0               1.00%               21.8%
12/31/2016                     1.28                   0                   0               1.00%               -1.5%
12/31/2015                     1.30                   0                   0               1.00%               -3.3%
12/31/2014                     1.35                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%              -15.7%
12/31/2017                     1.61                   0                   0               0.75%               22.1%
12/31/2016                     1.32                   0                   0               0.75%               -1.3%
12/31/2015                     1.33                   0                   0               0.75%               -3.0%
12/31/2014                     1.38                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%              -15.5%
12/31/2017                     1.65                   0                   0               0.50%               22.4%
12/31/2016                     1.35                   0                   0               0.50%               -1.0%
12/31/2015                     1.37                   0                   0               0.50%               -2.8%
12/31/2014                     1.40                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%              -15.3%
12/31/2017                     1.70                   0                   0               0.25%               22.7%
12/31/2016                     1.39                   0                   0               0.25%               -0.8%
12/31/2015                     1.40                   0                   0               0.25%               -2.5%
12/31/2014                     1.43                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49               1,145  $            1,702               0.00%              -15.1%
12/31/2017                     1.75               1,233               2,157               0.00%               23.0%
12/31/2016                     1.42               1,335               1,898               0.00%               -0.5%
12/31/2015                     1.43               1,603               2,291               0.00%               -2.3%
12/31/2014                     1.46               1,678               2,455               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        2.0%
    2016        1.5%
    2015        1.8%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            INVESCO MID CAP CORE EQUITY FUND R CLASS - 00141M598

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,223,559   $     1,584,627           75,435
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (6,209)
                                     ----------------
Net assets                           $     1,217,350
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      964,137         468,734  $          2.06
Band 100                                   222,696         104,218             2.14
Band 75                                         --              --             2.22
Band 50                                     30,517          13,233             2.31
Band 25                                         --              --             2.40
Band 0                                          --              --             2.49
                                    --------------  --------------
 Total                              $    1,217,350         586,185
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (17,600)
                                                                             -----------------
Net investment income (loss)                                                          (17,600)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,363)
Realized gain distributions                                                           131,836
Net change in unrealized appreciation (depreciation)                                 (289,619)
                                                                             -----------------
Net gain (loss)                                                                      (169,146)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (186,746)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,600)  $        (18,058)
Net realized gain (loss)                                          (11,363)                59
Realized gain distributions                                       131,836            205,954
Net change in unrealized appreciation (depreciation)             (289,619)            30,764
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (186,746)           218,719
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           61,276             90,035
Cost of units redeemed                                           (235,455)          (717,367)
Account charges                                                      (509)              (590)
                                                         -----------------  -----------------
Increase (decrease)                                              (174,688)          (627,922)
                                                         -----------------  -----------------
Net increase (decrease)                                          (361,434)          (409,203)
Net assets, beginning                                           1,578,784          1,987,987
                                                         -----------------  -----------------
Net assets, ending                                       $      1,217,350   $      1,578,784
                                                         =================  =================

Units sold                                                         27,327             44,202
Units redeemed                                                   (100,538)          (326,946)
                                                         -----------------  -----------------
Net increase (decrease)                                           (73,211)          (282,744)
Units outstanding, beginning                                      659,396            942,140
                                                         -----------------  -----------------
Units outstanding, ending                                         586,185            659,396
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,180,066
Cost of units redeemed/account charges                                          (11,154,721)
Net investment income (loss)                                                       (355,362)
Net realized gain (loss)                                                            642,950
Realized gain distributions                                                       2,265,485
Net change in unrealized appreciation (depreciation)                               (361,068)
                                                                            ----------------
Net assets                                                                  $     1,217,350
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                 469  $              964               1.25%              -13.2%
12/31/2017                     2.37                 510               1,209               1.25%               13.3%
12/31/2016                     2.09                 761               1,593               1.25%               10.4%
12/31/2015                     1.90               1,074               2,036               1.25%               -5.8%
12/31/2014                     2.01               1,266               2,547               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                 104  $              223               1.00%              -13.0%
12/31/2017                     2.46                 136                 334               1.00%               13.6%
12/31/2016                     2.16                 153                 332               1.00%               10.6%
12/31/2015                     1.95                 126                 247               1.00%               -5.5%
12/31/2014                     2.07                 157                 325               1.00%                3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.75%              -12.8%
12/31/2017                     2.55                   0                   0               0.75%               13.9%
12/31/2016                     2.24                   0                   0               0.75%               10.9%
12/31/2015                     2.02                   0                   0               0.75%               -5.3%
12/31/2014                     2.13                   0                   0               0.75%                3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                  13  $               31               0.50%              -12.6%
12/31/2017                     2.64                  14                  36               0.50%               14.2%
12/31/2016                     2.31                  28                  64               0.50%               11.2%
12/31/2015                     2.08                  51                 105               0.50%               -5.1%
12/31/2014                     2.19                  31                  67               0.50%                3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.25%              -12.4%
12/31/2017                     2.73                   0                   0               0.25%               14.5%
12/31/2016                     2.39                   0                   0               0.25%               11.5%
12/31/2015                     2.14                   0                   0               0.25%               -4.8%
12/31/2014                     2.25                   0                   0               0.25%                4.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.49                   0  $                0               0.00%              -12.2%
12/31/2017                     2.83                   0                   0               0.00%               14.7%
12/31/2016                     2.47                   0                   0               0.00%               11.7%
12/31/2015                     2.21                   8                  18               0.00%               -4.6%
12/31/2014                     2.32                  10                  24               0.00%                4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            INVESCO MID CAP CORE EQUITY FUND A CLASS - 00141M812

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       141,462  $        177,150            8,306
                                                      ================  ===============
Receivables: investments sold                    145
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       141,607
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       141,607          67,081  $         2.11
Band 100                                        --              --            2.19
Band 75                                         --              --            2.28
Band 50                                         --              --            2.37
Band 25                                         --              --            2.46
Band 0                                          --              --            2.60
                                   ---------------  --------------
 Total                             $       141,607          67,081
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            160
Mortality & expense charges                                                             (3,157)
                                                                              -----------------
Net investment income (loss)                                                            (2,997)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,143)
Realized gain distributions                                                             14,542
Net change in unrealized appreciation (depreciation)                                   (27,835)
                                                                              -----------------
Net gain (loss)                                                                        (21,436)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (24,433)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,997)  $         (4,577)
Net realized gain (loss)                                           (8,143)            12,185
Realized gain distributions                                        14,542             44,156
Net change in unrealized appreciation (depreciation)              (27,835)             3,002
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (24,433)            54,766
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,341             31,724
Cost of units redeemed                                           (199,904)          (287,727)
Account charges                                                       (91)               (50)
                                                         -----------------  -----------------
Increase (decrease)                                              (186,654)          (256,053)
                                                         -----------------  -----------------
Net increase (decrease)                                          (211,087)          (201,287)
Net assets, beginning                                             352,694            553,981
                                                         -----------------  -----------------
Net assets, ending                                       $        141,607   $        352,694
                                                         =================  =================

Units sold                                                          6,011             14,055
Units redeemed                                                    (84,171)          (128,013)
                                                         -----------------  -----------------
Net increase (decrease)                                           (78,160)          (113,958)
Units outstanding, beginning                                      145,241            259,199
                                                         -----------------  -----------------
Units outstanding, ending                                          67,081            145,241
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,409,805
Cost of units redeemed/account charges                                          (12,498,082)
Net investment income (loss)                                                       (337,810)
Net realized gain (loss)                                                            596,697
Realized gain distributions                                                       2,006,685
Net change in unrealized appreciation (depreciation)                                (35,688)
                                                                            ----------------
Net assets                                                                  $       141,607
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                  67  $              142               1.25%              -13.1%
12/31/2017                     2.43                 145                 353               1.25%               13.6%
12/31/2016                     2.14                 259                 554               1.25%               10.6%
12/31/2015                     1.93               1,030               1,991               1.25%               -5.5%
12/31/2014                     2.05               1,471               3,009               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               1.00%              -12.9%
12/31/2017                     2.52                   0                   0               1.00%               13.9%
12/31/2016                     2.21                   0                   0               1.00%               10.9%
12/31/2015                     1.99                   0                   0               1.00%               -5.3%
12/31/2014                     2.10                   0                   0               1.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.75%              -12.6%
12/31/2017                     2.61                   0                   0               0.75%               14.2%
12/31/2016                     2.28                   0                   0               0.75%               11.2%
12/31/2015                     2.05                   0                   0               0.75%               -5.0%
12/31/2014                     2.16                   0                   0               0.75%                3.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37                   0  $                0               0.50%              -12.4%
12/31/2017                     2.70                   0                   0               0.50%               14.5%
12/31/2016                     2.36                   0                   0               0.50%               11.4%
12/31/2015                     2.12                   0                   0               0.50%               -4.8%
12/31/2014                     2.23                   0                   0               0.50%                4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                   0  $                0               0.25%              -12.2%
12/31/2017                     2.80                   0                   0               0.25%               14.8%
12/31/2016                     2.44                   0                   0               0.25%               11.7%
12/31/2015                     2.18                   0                   0               0.25%               -4.6%
12/31/2014                     2.29                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                   0  $                0               0.00%              -12.0%
12/31/2017                     2.95                   0                   0               0.00%               15.0%
12/31/2016                     2.56                   0                   0               0.00%               12.0%
12/31/2015                     2.29                   0                   0               0.00%               -4.3%
12/31/2014                     2.39                   0                   0               0.00%                4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.1%
    2016        0.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           INVESCO DIVERSIFIED DIVIDEND FUND R6 CLASS - 00141B840

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,033,684  $     8,077,620          402,614
                                                       ===============  ===============
Receivables: investments sold                   6,854
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,040,538
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,410,415       6,496,276  $          0.99
Band 100                                         --              --             0.99
Band 75                                     630,123         632,005             1.00
Band 50                                          --              --             1.00
Band 25                                          --              --             1.01
Band 0                                           --              --             1.01
                                    ---------------  --------------
 Total                              $     7,040,538       7,128,281
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        208,552
Mortality & expense charges                                                           (93,545)
                                                                             -----------------
Net investment income (loss)                                                          115,007
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (33,596)
Realized gain distributions                                                           365,008
Net change in unrealized appreciation (depreciation)                               (1,172,532)
                                                                             -----------------
Net gain (loss)                                                                      (841,120)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (726,113)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        115,007   $         35,022
Net realized gain (loss)                                          (33,596)             1,737
Realized gain distributions                                       365,008             42,749
Net change in unrealized appreciation (depreciation)           (1,172,532)           128,596
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (726,113)           208,104
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,953,212         10,675,595
Cost of units redeemed                                         (2,061,533)        (4,001,940)
Account charges                                                    (4,635)            (2,152)
                                                         -----------------  -----------------
Increase (decrease)                                               887,044          6,671,503
                                                         -----------------  -----------------
Net increase (decrease)                                           160,931          6,879,607
Net assets, beginning                                           6,879,607                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,040,538   $      6,879,607
                                                         =================  =================

Units sold                                                      3,583,623         10,256,950
Units redeemed                                                 (2,827,248)        (3,885,044)
                                                         -----------------  -----------------
Net increase (decrease)                                           756,375          6,371,906
Units outstanding, beginning                                    6,371,906                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       7,128,281          6,371,906
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     13,628,807
Cost of units redeemed/account charges                                             (6,070,260)
Net investment income (loss)                                                          150,029
Net realized gain (loss)                                                              (31,859)
Realized gain distributions                                                           407,757
Net change in unrealized appreciation (depreciation)                               (1,043,936)
                                                                             -----------------
Net assets                                                                   $      7,040,538
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               6,496  $            6,410               1.25%               -8.6%
12/31/2017                     1.08               6,372               6,880               1.25%                7.3%
12/31/2016                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -8.4%
12/31/2017                     1.08                   0                   0               1.00%                7.6%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 632  $              630               0.75%               -8.1%
12/31/2017                     1.09                   0                   0               0.75%                7.8%
12/31/2016                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -7.9%
12/31/2017                     1.09                   0                   0               0.50%                8.1%
12/31/2016                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -7.7%
12/31/2017                     1.09                   0                   0               0.25%                8.4%
12/31/2016                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -7.4%
12/31/2017                     1.09                   0                   0               0.00%                8.6%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           INVESCO INTERNATIONAL GROWTH FUND R6 CLASS - 00889A400

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          1,387  $         1,738               48
                                                       ===============  ===============
Receivables: investments sold                      45
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          1,432
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,432            1,389  $         1.03
Band 100                                         --               --            1.04
Band 75                                          --               --            1.04
Band 50                                          --               --            1.05
Band 25                                          --               --            1.05
Band 0                                           --               --            1.06
                                    ---------------  ---------------
 Total                              $         1,432            1,389
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             20
Mortality & expense charges                                                               (101)
                                                                              -----------------
Net investment income (loss)                                                               (81)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,161)
Realized gain distributions                                                                109
Net change in unrealized appreciation (depreciation)                                      (351)
                                                                              -----------------
Net gain (loss)                                                                         (1,403)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,484)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (81)  $             --
Net realized gain (loss)                                           (1,161)                --
Realized gain distributions                                           109                 --
Net change in unrealized appreciation (depreciation)                 (351)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,484)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           11,770                 --
Cost of units redeemed                                             (8,847)                --
Account charges                                                        (7)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,916                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,432                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,432   $             --
                                                         =================  ================

Units sold                                                          9,343                 --
Units redeemed                                                     (7,954)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,389                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,389                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         11,770
Cost of units redeemed/account charges                                                  (8,854)
Net investment income (loss)                                                               (81)
Net realized gain (loss)                                                                (1,161)
Realized gain distributions                                                                109
Net change in unrealized appreciation (depreciation)                                      (351)
                                                                              -----------------
Net assets                                                                    $          1,432
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   1  $                1               1.25%              -16.0%
12/31/2017                     1.23                   0                   0               1.25%               21.6%
12/31/2016                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%              -15.8%
12/31/2017                     1.23                   0                   0               1.00%               21.9%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%              -15.6%
12/31/2017                     1.23                   0                   0               0.75%               22.2%
12/31/2016                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%              -15.4%
12/31/2017                     1.24                   0                   0               0.50%               22.5%
12/31/2016                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -15.2%
12/31/2017                     1.24                   0                   0               0.25%               22.9%
12/31/2016                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -15.0%
12/31/2017                     1.24                   0                   0               0.00%               23.2%
12/31/2016                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             INVESCO SMALL CAP GROWTH FUND R6 CLASS - 00888W478

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,246,142  $      1,581,038           34,945
                                                      ================  ===============
Receivables: investments sold                 21,846
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,267,988
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,267,988       1,167,385  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     1,267,988       1,167,385
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (7,378)
                                                                             -----------------
Net investment income (loss)                                                           (7,378)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,707
Realized gain distributions                                                            94,618
Net change in unrealized appreciation (depreciation)                                 (331,518)
                                                                             -----------------
Net gain (loss)                                                                      (234,193)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (241,571)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,378)  $           (928)
Net realized gain (loss)                                            2,707             15,397
Realized gain distributions                                        94,618              3,991
Net change in unrealized appreciation (depreciation)             (331,518)            (3,378)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (241,571)            15,082
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,882,801            194,114
Cost of units redeemed                                           (425,419)          (156,193)
Account charges                                                      (817)                (9)
                                                         -----------------  -----------------
Increase (decrease)                                             1,456,565             37,912
                                                         -----------------  -----------------
Net increase (decrease)                                         1,214,994             52,994
Net assets, beginning                                              52,994                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,267,988   $         52,994
                                                         =================  =================

Units sold                                                      1,463,442            181,756
Units redeemed                                                   (340,102)          (137,711)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,123,340             44,045
Units outstanding, beginning                                       44,045                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,167,385             44,045
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,076,915
Cost of units redeemed/account charges                                              (582,438)
Net investment income (loss)                                                          (8,306)
Net realized gain (loss)                                                              18,104
Realized gain distributions                                                           98,609
Net change in unrealized appreciation (depreciation)                                (334,896)
                                                                            -----------------
Net assets                                                                  $      1,267,988
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               1,167  $            1,268               1.25%               -9.7%
12/31/2017                     1.20                  44                  53               1.25%               23.9%
12/31/2016                     0.97                   0                   0               1.25%               -2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -9.5%
12/31/2017                     1.21                   0                   0               1.00%               24.2%
12/31/2016                     0.97                   0                   0               1.00%               -2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -9.3%
12/31/2017                     1.21                   0                   0               0.75%               24.6%
12/31/2016                     0.97                   0                   0               0.75%               -2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -9.0%
12/31/2017                     1.21                   0                   0               0.50%               24.9%
12/31/2016                     0.97                   0                   0               0.50%               -2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.8%
12/31/2017                     1.22                   0                   0               0.25%               25.2%
12/31/2016                     0.97                   0                   0               0.25%               -2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -8.6%
12/31/2017                     1.22                   0                   0               0.00%               25.5%
12/31/2016                     0.97                   0                   0               0.00%               -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         INVESCO FLOATING RATE FUND R6 CLASS - 00141A420 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%               -1.1%
12/31/2017                     1.02                   0                   0               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -0.9%
12/31/2017                     1.02                   0                   0               1.00%                2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -0.6%
12/31/2017                     1.02                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -0.4%
12/31/2017                     1.02                   0                   0               0.50%                2.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -0.1%
12/31/2017                     1.03                   0                   0               0.25%                2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                0.1%
12/31/2017                     1.03                   0                   0               0.00%                2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        INVESCO CORE PLUS BOND FUND R6 CLASS - 00141A438 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             INVESCO TECHNOLOGY FUND INVESTOR CLASS - 00142F659

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        39,711   $        39,832              988
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        39,710
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       39,710          26,019  $          1.53
Band 100                                        --              --             1.59
Band 75                                         --              --             1.65
Band 50                                         --              --             1.71
Band 25                                         --              --             1.78
Band 0                                          --              --             1.91
                                    --------------  --------------
 Total                              $       39,710          26,019
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (637)
                                                                             -----------------
Net investment income (loss)                                                             (637)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,659
Realized gain distributions                                                             3,273
Net change in unrealized appreciation (depreciation)                                   (6,796)
                                                                             -----------------
Net gain (loss)                                                                         3,136
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,499
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (637)  $           (747)
Net realized gain (loss)                                            6,659              1,053
Realized gain distributions                                         3,273              2,687
Net change in unrealized appreciation (depreciation)               (6,796)            12,505
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,499             15,498
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,718             16,703
Cost of units redeemed                                            (39,320)            (9,641)
Account charges                                                        (5)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                               (30,607)             7,058
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,108)            22,556
Net assets, beginning                                              67,818             45,262
                                                         -----------------  -----------------
Net assets, ending                                       $         39,710   $         67,818
                                                         =================  =================

Units sold                                                          5,060             11,247
Units redeemed                                                    (22,627)            (6,380)
                                                         -----------------  -----------------
Net increase (decrease)                                           (17,567)             4,867
Units outstanding, beginning                                       43,586             38,719
                                                         -----------------  -----------------
Units outstanding, ending                                          26,019             43,586
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,012,769
Cost of units redeemed/account charges                                           (1,097,592)
Net investment income (loss)                                                        (25,992)
Net realized gain (loss)                                                            118,019
Realized gain distributions                                                          32,627
Net change in unrealized appreciation (depreciation)                                   (121)
                                                                            ----------------
Net assets                                                                  $        39,710
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                  26  $               40               1.25%               -1.9%
12/31/2017                     1.56                  44                  68               1.25%               33.1%
12/31/2016                     1.17                  39                  45               1.25%               -2.3%
12/31/2015                     1.20                  73                  88               1.25%                5.4%
12/31/2014                     1.14                  50                  57               1.25%                9.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               1.00%               -1.7%
12/31/2017                     1.61                   0                   0               1.00%               33.4%
12/31/2016                     1.21                   0                   0               1.00%               -2.0%
12/31/2015                     1.23                   0                   0               1.00%                5.6%
12/31/2014                     1.17                   0                   0               1.00%                9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%               -1.4%
12/31/2017                     1.67                   0                   0               0.75%               33.8%
12/31/2016                     1.25                   0                   0               0.75%               -1.8%
12/31/2015                     1.27                   0                   0               0.75%                5.9%
12/31/2014                     1.20                   0                   0               0.75%               10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.50%               -1.2%
12/31/2017                     1.73                   0                   0               0.50%               34.1%
12/31/2016                     1.29                   0                   0               0.50%               -1.5%
12/31/2015                     1.31                   0                   0               0.50%                6.2%
12/31/2014                     1.24                   0                   0               0.50%               10.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.25%               -0.9%
12/31/2017                     1.79                   0                   0               0.25%               34.4%
12/31/2016                     1.33                   0                   0               0.25%               -1.3%
12/31/2015                     1.35                   0                   0               0.25%                6.4%
12/31/2014                     1.27                   0                   0               0.25%               10.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.00%               -0.7%
12/31/2017                     1.92                   0                   0               0.00%               34.8%
12/31/2016                     1.42                   0                   0               0.00%               -1.0%
12/31/2015                     1.44                   0                   0               0.00%                6.7%
12/31/2014                     1.35                   0                   0               0.00%               10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  IVY HIGH INCOME FUND Y CLASS - 466000635

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       658,224   $       727,894           95,008
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (72)
                                     ----------------
Net assets                           $       658,152
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       658,152         575,871  $         1.14
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.19
Band 25                                         --              --            1.21
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       658,152         575,871
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         47,767
Mortality & expense charges                                                             (9,100)
                                                                              -----------------
Net investment income (loss)                                                            38,667
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,603)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (57,580)
                                                                              -----------------
Net gain (loss)                                                                        (63,183)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (24,516)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         38,667   $        103,350
Net realized gain (loss)                                            (5,603)           (55,704)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (57,580)            71,504
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (24,516)           119,150
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           136,399            302,494
Cost of units redeemed                                            (202,388)        (1,556,008)
Account charges                                                       (156)              (883)
                                                          -----------------  -----------------
Increase (decrease)                                                (66,145)        (1,254,397)
                                                          -----------------  -----------------
Net increase (decrease)                                            (90,661)        (1,135,247)
Net assets, beginning                                              748,813          1,884,060
                                                          -----------------  -----------------
Net assets, ending                                        $        658,152   $        748,813
                                                          =================  =================

Units sold                                                         152,368            261,212
Units redeemed                                                    (205,818)        (1,321,104)
                                                          -----------------  -----------------
Net increase (decrease)                                            (53,450)        (1,059,892)
Units outstanding, beginning                                       629,321          1,689,213
                                                          -----------------  -----------------
Units outstanding, ending                                          575,871            629,321
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,529,374
Cost of units redeemed/account charges                                            (4,079,899)
Net investment income (loss)                                                         580,144
Net realized gain (loss)                                                            (342,772)
Realized gain distributions                                                           40,975
Net change in unrealized appreciation (depreciation)                                 (69,670)
                                                                            -----------------
Net assets                                                                  $        658,152
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                 576  $              658               1.25%               -3.9%
12/31/2017                     1.19                 629                 749               1.25%                6.7%
12/31/2016                     1.12               1,689               1,884               1.25%               15.4%
12/31/2015                     0.97               2,661               2,573               1.25%               -8.5%
12/31/2014                     1.06               2,436               2,575               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%               -3.7%
12/31/2017                     1.20                   0                   0               1.00%                6.9%
12/31/2016                     1.13                   0                   0               1.00%               15.6%
12/31/2015                     0.97                   0                   0               1.00%               -8.3%
12/31/2014                     1.06                   0                   0               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%               -3.5%
12/31/2017                     1.22                   0                   0               0.75%                7.2%
12/31/2016                     1.14                   0                   0               0.75%               15.9%
12/31/2015                     0.98                   0                   0               0.75%               -8.1%
12/31/2014                     1.07                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -3.2%
12/31/2017                     1.23                   0                   0               0.50%                7.5%
12/31/2016                     1.15                   0                   0               0.50%               16.2%
12/31/2015                     0.99                   0                   0               0.50%               -7.8%
12/31/2014                     1.07                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -3.0%
12/31/2017                     1.24                   0                   0               0.25%                7.8%
12/31/2016                     1.16                   0                   0               0.25%               16.5%
12/31/2015                     0.99                   0                   0               0.25%               -7.6%
12/31/2014                     1.07                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.00%               -2.7%
12/31/2017                     1.26                   0                   0               0.00%                8.0%
12/31/2016                     1.17                   0                   0               0.00%               16.8%
12/31/2015                     1.00                   0                   0               0.00%               -7.4%
12/31/2014                     1.08                   0                   0               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.8%
    2017        9.6%
    2016        9.4%
    2015        7.6%
    2014        9.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 IVY ASSET STRATEGY FUND R CLASS - 466000114

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         44,996  $        51,955            2,411
                                                       ===============  ===============
Receivables: investments sold                      37
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         45,033
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       45,033          44,241  $          1.02
Band 100                                        --              --             1.03
Band 75                                         --              --             1.05
Band 50                                         --              --             1.06
Band 25                                         --              --             1.08
Band 0                                          --              --             1.09
                                    --------------  --------------
 Total                              $       45,033          44,241
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            527
Mortality & expense charges                                                              (562)
                                                                             -----------------
Net investment income (loss)                                                              (35)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  228
Realized gain distributions                                                             6,859
Net change in unrealized appreciation (depreciation)                                  (10,512)
                                                                             -----------------
Net gain (loss)                                                                        (3,425)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (3,460)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (35)  $           (189)
Net realized gain (loss)                                              228                 18
Realized gain distributions                                         6,859                760
Net change in unrealized appreciation (depreciation)              (10,512)             4,761
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,460)             5,350
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            9,455              6,487
Cost of units redeemed                                             (1,873)               (61)
Account charges                                                       (49)                (8)
                                                         -----------------  -----------------
Increase (decrease)                                                 7,533              6,418
                                                         -----------------  -----------------
Net increase (decrease)                                             4,073             11,768
Net assets, beginning                                              40,960             29,192
                                                         -----------------  -----------------
Net assets, ending                                       $         45,033   $         40,960
                                                         =================  =================

Units sold                                                          8,546              6,399
Units redeemed                                                     (1,743)               (66)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,803              6,333
Units outstanding, beginning                                       37,438             31,105
                                                         -----------------  -----------------
Units outstanding, ending                                          44,241             37,438
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        184,740
Cost of units redeemed/account charges                                               (121,500)
Net investment income (loss)                                                           (2,440)
Net realized gain (loss)                                                              (35,676)
Realized gain distributions                                                            26,868
Net change in unrealized appreciation (depreciation)                                   (6,959)
                                                                             -----------------
Net assets                                                                   $         45,033
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                  44  $               45               1.25%               -7.0%
12/31/2017                     1.09                  37                  41               1.25%               16.6%
12/31/2016                     0.94                  31                  29               1.25%               -7.0%
12/31/2015                     1.01                 116                 117               1.25%               -9.8%
12/31/2014                     1.12                  75                  84               1.25%               -6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -6.7%
12/31/2017                     1.11                   0                   0               1.00%               16.9%
12/31/2016                     0.95                   0                   0               1.00%               -6.7%
12/31/2015                     1.02                   0                   0               1.00%               -9.6%
12/31/2014                     1.12                   0                   0               1.00%               -6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -6.5%
12/31/2017                     1.12                   0                   0               0.75%               17.2%
12/31/2016                     0.96                   0                   0               0.75%               -6.5%
12/31/2015                     1.02                   0                   0               0.75%               -9.4%
12/31/2014                     1.13                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -6.3%
12/31/2017                     1.13                   0                   0               0.50%               17.5%
12/31/2016                     0.96                   0                   0               0.50%               -6.3%
12/31/2015                     1.03                   0                   0               0.50%               -9.2%
12/31/2014                     1.13                   0                   0               0.50%               -5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -6.0%
12/31/2017                     1.14                   0                   0               0.25%               17.7%
12/31/2016                     0.97                   0                   0               0.25%               -6.0%
12/31/2015                     1.03                   0                   0               0.25%               -8.9%
12/31/2014                     1.14                   0                   0               0.25%               -5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -5.8%
12/31/2017                     1.16                   0                   0               0.00%               18.0%
12/31/2016                     0.98                   0                   0               0.00%               -5.8%
12/31/2015                     1.04                   0                   0               0.00%               -8.7%
12/31/2014                     1.14                   0                   0               0.00%               -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.7%
    2016        0.0%
    2015        0.0%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           IVY ASSET STRATEGY FUND Y CLASS - 466000726 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%               -6.6%
12/31/2017                     1.11                   0                   0               1.25%               17.0%
12/31/2016                     0.95                   0                   0               1.25%               -6.6%
12/31/2015                     1.02                   0                   0               1.25%               -9.6%
12/31/2014                     1.13                   0                   0               1.25%               -6.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -6.4%
12/31/2017                     1.12                   0                   0               1.00%               17.3%
12/31/2016                     0.96                   0                   0               1.00%               -6.4%
12/31/2015                     1.02                   0                   0               1.00%               -9.3%
12/31/2014                     1.13                   0                   0               1.00%               -6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -6.2%
12/31/2017                     1.14                   0                   0               0.75%               17.6%
12/31/2016                     0.97                   0                   0               0.75%               -6.1%
12/31/2015                     1.03                   0                   0               0.75%               -9.1%
12/31/2014                     1.13                   0                   0               0.75%               -5.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -5.9%
12/31/2017                     1.15                   0                   0               0.50%               17.9%
12/31/2016                     0.98                   0                   0               0.50%               -5.9%
12/31/2015                     1.04                   0                   0               0.50%               -8.9%
12/31/2014                     1.14                   0                   0               0.50%               -5.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -5.7%
12/31/2017                     1.16                   0                   0               0.25%               18.2%
12/31/2016                     0.98                   0                   0               0.25%               -5.6%
12/31/2015                     1.04                   0                   0               0.25%               -8.7%
12/31/2014                     1.14                   0                   0               0.25%               -5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -5.4%
12/31/2017                     1.18                   0                   0               0.00%               18.5%
12/31/2016                     0.99                   0                   0               0.00%               -5.4%
12/31/2015                     1.05                   0                   0               0.00%               -8.4%
12/31/2014                     1.15                   0                   0               0.00%               -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    IVY BALANCED FUND Y CLASS - 465898583

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       79,667   $        90,518            3,690
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (126)
                                     ---------------
Net assets                           $       79,541
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       79,541          63,615  $          1.25
Band 100                                        --              --             1.27
Band 75                                         --              --             1.29
Band 50                                         --              --             1.30
Band 25                                         --              --             1.32
Band 0                                          --              --             1.34
                                    --------------  --------------
 Total                              $       79,541          63,615
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,202
Mortality & expense charges                                                           (1,363)
                                                                            -----------------
Net investment income (loss)                                                            (161)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              56,818
Realized gain distributions                                                            7,322
Net change in unrealized appreciation (depreciation)                                 (52,539)
                                                                            -----------------
Net gain (loss)                                                                       11,601
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         11,440
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (161)  $          5,489
Net realized gain (loss)                                           56,818              8,592
Realized gain distributions                                         7,322             21,775
Net change in unrealized appreciation (depreciation)              (52,539)            53,139
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  11,440             88,995
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,786             84,449
Cost of units redeemed                                           (796,042)          (657,206)
Account charges                                                      (285)              (270)
                                                         -----------------  -----------------
Increase (decrease)                                              (788,541)          (573,027)
                                                         -----------------  -----------------
Net increase (decrease)                                          (777,101)          (484,032)
Net assets, beginning                                             856,642          1,340,674
                                                         -----------------  -----------------
Net assets, ending                                       $         79,541   $        856,642
                                                         =================  =================

Units sold                                                          5,861             67,727
Units redeemed                                                   (596,223)          (539,615)
                                                         -----------------  -----------------
Net increase (decrease)                                          (590,362)          (471,888)
Units outstanding, beginning                                      653,977          1,125,865
                                                         -----------------  -----------------
Units outstanding, ending                                          63,615            653,977
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,200,727
Cost of units redeemed/account charges                                           (11,725,107)
Net investment income (loss)                                                         (86,405)
Net realized gain (loss)                                                              45,484
Realized gain distributions                                                          655,693
Net change in unrealized appreciation (depreciation)                                 (10,851)
                                                                            -----------------
Net assets                                                                  $         79,541
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                  64  $               80               1.25%               -4.5%
12/31/2017                     1.31                 654                 857               1.25%               10.0%
12/31/2016                     1.19               1,126               1,341               1.25%                0.7%
12/31/2015                     1.18               6,641               7,849               1.25%               -1.6%
12/31/2014                     1.20               6,822               8,198               1.25%                6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -4.3%
12/31/2017                     1.32                   0                   0               1.00%               10.3%
12/31/2016                     1.20                   0                   0               1.00%                1.0%
12/31/2015                     1.19                   0                   0               1.00%               -1.4%
12/31/2014                     1.21                   0                   0               1.00%                6.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%               -4.1%
12/31/2017                     1.34                   0                   0               0.75%               10.6%
12/31/2016                     1.21                   0                   0               0.75%                1.2%
12/31/2015                     1.20                   0                   0               0.75%               -1.2%
12/31/2014                     1.21                   0                   0               0.75%                6.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -3.8%
12/31/2017                     1.36                   0                   0               0.50%               10.8%
12/31/2016                     1.22                   0                   0               0.50%                1.5%
12/31/2015                     1.20                   0                   0               0.50%               -0.9%
12/31/2014                     1.22                   0                   0               0.50%                6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -3.6%
12/31/2017                     1.37                   0                   0               0.25%               11.1%
12/31/2016                     1.23                   0                   0               0.25%                1.8%
12/31/2015                     1.21                   0                   0               0.25%               -0.7%
12/31/2014                     1.22                   0                   0               0.25%                7.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -3.3%
12/31/2017                     1.39                   0                   0               0.00%               11.4%
12/31/2016                     1.24                   0                   0               0.00%                2.0%
12/31/2015                     1.22                   0                   0               0.00%               -0.4%
12/31/2014                     1.22                   0                   0               0.00%                7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        1.5%
    2016        0.8%
    2015        1.1%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    IVY BALANCED FUND R CLASS - 465899375

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        55,890   $        62,406            2,593
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (3)
                                     ----------------
Net assets                           $        55,887
                                     ================

                                                       UNITS         ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       55,887          45,573  $          1.23
Band 100                                        --              --             1.24
Band 75                                         --              --             1.26
Band 50                                         --              --             1.28
Band 25                                         --              --             1.30
Band 0                                          --              --             1.31
                                    --------------  --------------
 Total                              $       55,887          45,573
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            609
Mortality & expense charges                                                              (707)
                                                                             -----------------
Net investment income (loss)                                                              (98)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  899
Realized gain distributions                                                             5,070
Net change in unrealized appreciation (depreciation)                                   (8,636)
                                                                             -----------------
Net gain (loss)                                                                        (2,667)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (2,765)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (98)  $             97
Net realized gain (loss)                                              899              7,551
Realized gain distributions                                         5,070              1,490
Net change in unrealized appreciation (depreciation)               (8,636)             2,565
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,765)            11,703
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,426             29,124
Cost of units redeemed                                            (13,489)          (280,441)
Account charges                                                      (113)               (42)
                                                         -----------------  -----------------
Increase (decrease)                                                  (176)          (251,359)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,941)          (239,656)
Net assets, beginning                                              58,828            298,484
                                                         -----------------  -----------------
Net assets, ending                                       $         55,887   $         58,828
                                                         =================  =================

Units sold                                                         10,291             23,853
Units redeemed                                                    (10,346)          (232,074)
                                                         -----------------  -----------------
Net increase (decrease)                                               (55)          (208,221)
Units outstanding, beginning                                       45,628            253,849
                                                         -----------------  -----------------
Units outstanding, ending                                          45,573             45,628
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        600,913
Cost of units redeemed/account charges                                               (568,696)
Net investment income (loss)                                                           (2,926)
Net realized gain (loss)                                                                6,291
Realized gain distributions                                                            26,821
Net change in unrealized appreciation (depreciation)                                   (6,516)
                                                                             -----------------
Net assets                                                                   $         55,887
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                  46  $               56               1.25%               -4.9%
12/31/2017                     1.29                  46                  59               1.25%                9.7%
12/31/2016                     1.18                 254                 298               1.25%                0.3%
12/31/2015                     1.17                 162                 190               1.25%               -1.9%
12/31/2014                     1.20                 193                 230               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%               -4.6%
12/31/2017                     1.30                   0                   0               1.00%                9.9%
12/31/2016                     1.19                   0                   0               1.00%                0.6%
12/31/2015                     1.18                   0                   0               1.00%               -1.7%
12/31/2014                     1.20                   0                   0               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.75%               -4.4%
12/31/2017                     1.32                   0                   0               0.75%               10.2%
12/31/2016                     1.20                   0                   0               0.75%                0.8%
12/31/2015                     1.19                   0                   0               0.75%               -1.4%
12/31/2014                     1.20                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.50%               -4.2%
12/31/2017                     1.33                   0                   0               0.50%               10.5%
12/31/2016                     1.21                   0                   0               0.50%                1.1%
12/31/2015                     1.19                   0                   0               0.50%               -1.2%
12/31/2014                     1.21                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.25%               -3.9%
12/31/2017                     1.35                   0                   0               0.25%               10.7%
12/31/2016                     1.22                   0                   0               0.25%                1.3%
12/31/2015                     1.20                   0                   0               0.25%               -1.0%
12/31/2014                     1.21                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.00%               -3.7%
12/31/2017                     1.36                   0                   0               0.00%               11.0%
12/31/2016                     1.23                   0                   0               0.00%                1.6%
12/31/2015                     1.21                   0                   0               0.00%               -0.7%
12/31/2014                     1.22                   0                   0               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.9%
    2016        1.0%
    2015        0.7%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  IVY HIGH INCOME FUND R CLASS - 465899490

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        84,304   $        92,613           12,171
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,778)
                                     ----------------
Net assets                           $        82,526
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       82,526          73,599  $          1.12
Band 100                                        --              --             1.14
Band 75                                         --              --             1.15
Band 50                                         --              --             1.17
Band 25                                         --              --             1.19
Band 0                                          --              --             1.20
                                    --------------  --------------
 Total                              $       82,526          73,599
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,380
Mortality & expense charges                                                             (1,286)
                                                                              -----------------
Net investment income (loss)                                                             5,094
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,232)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (6,396)
                                                                              -----------------
Net gain (loss)                                                                         (8,628)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (3,534)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,094   $           4,791
Net realized gain (loss)                                            (2,232)             (4,074)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                (6,396)              6,114
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (3,534)              6,831
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            13,831              77,760
Cost of units redeemed                                             (45,170)            (87,139)
Account charges                                                        (49)                (45)
                                                          -----------------  ------------------
Increase (decrease)                                                (31,388)             (9,424)
                                                          -----------------  ------------------
Net increase (decrease)                                            (34,922)             (2,593)
Net assets, beginning                                              117,448             120,041
                                                          -----------------  ------------------
Net assets, ending                                        $         82,526   $         117,448
                                                          =================  ==================

Units sold                                                          11,691              66,737
Units redeemed                                                     (38,341)            (75,405)
                                                          -----------------  ------------------
Net increase (decrease)                                            (26,650)             (8,668)
Units outstanding, beginning                                       100,249             108,917
                                                          -----------------  ------------------
Units outstanding, ending                                           73,599             100,249
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        399,099
Cost of units redeemed/account charges                                               (327,891)
Net investment income (loss)                                                           33,716
Net realized gain (loss)                                                              (18,380)
Realized gain distributions                                                             4,291
Net change in unrealized appreciation (depreciation)                                   (8,309)
                                                                             -----------------
Net assets                                                                   $         82,526
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                  74  $               83               1.25%               -4.3%
12/31/2017                     1.17                 100                 117               1.25%                6.3%
12/31/2016                     1.10                 109                 120               1.25%               15.0%
12/31/2015                     0.96                 116                 111               1.25%               -8.8%
12/31/2014                     1.05                 170                 178               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -4.0%
12/31/2017                     1.18                   0                   0               1.00%                6.6%
12/31/2016                     1.11                   0                   0               1.00%               15.2%
12/31/2015                     0.96                   0                   0               1.00%               -8.6%
12/31/2014                     1.06                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -3.8%
12/31/2017                     1.20                   0                   0               0.75%                6.8%
12/31/2016                     1.12                   0                   0               0.75%               15.5%
12/31/2015                     0.97                   0                   0               0.75%               -8.4%
12/31/2014                     1.06                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -3.6%
12/31/2017                     1.21                   0                   0               0.50%                7.1%
12/31/2016                     1.13                   0                   0               0.50%               15.8%
12/31/2015                     0.98                   0                   0               0.50%               -8.1%
12/31/2014                     1.06                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -3.3%
12/31/2017                     1.23                   0                   0               0.25%                7.4%
12/31/2016                     1.14                   0                   0               0.25%               16.1%
12/31/2015                     0.98                   0                   0               0.25%               -7.9%
12/31/2014                     1.07                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%               -3.1%
12/31/2017                     1.24                   0                   0               0.00%                7.6%
12/31/2016                     1.15                   0                   0               0.00%               16.4%
12/31/2015                     0.99                   0                   0               0.00%               -7.7%
12/31/2014                     1.07                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.4%
    2017        5.0%
    2016        7.3%
    2015        6.3%
    2014        7.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                     IVY ENERGY FUND R CLASS - 465899367

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,196  $         1,820              149
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,196
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,196            1,861  $         0.64
Band 100                                         --               --            0.65
Band 75                                          --               --            0.65
Band 50                                          --               --            0.66
Band 25                                          --               --            0.66
Band 0                                           --               --            0.67
                                    ---------------  ---------------
 Total                              $         1,196            1,861
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (110)
                                                                             -----------------
Net investment income (loss)                                                             (110)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,037
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,881)
                                                                             -----------------
Net gain (loss)                                                                          (844)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (954)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (110)  $         (2,604)
Net realized gain (loss)                                            1,037            (25,868)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,881)           (39,178)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (954)           (67,650)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,835             48,937
Cost of units redeemed                                            (11,010)          (279,532)
Account charges                                                       (24)               (75)
                                                         -----------------  -----------------
Increase (decrease)                                                (9,199)          (230,670)
                                                         -----------------  -----------------
Net increase (decrease)                                           (10,153)          (298,320)
Net assets, beginning                                              11,349            309,669
                                                         -----------------  -----------------
Net assets, ending                                       $          1,196   $         11,349
                                                         =================  =================

Units sold                                                          1,862             49,011
Units redeemed                                                    (11,388)          (303,616)
                                                         -----------------  -----------------
Net increase (decrease)                                            (9,526)          (254,605)
Units outstanding, beginning                                       11,387            265,992
                                                         -----------------  -----------------
Units outstanding, ending                                           1,861             11,387
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        321,253
Cost of units redeemed/account charges                                               (290,680)
Net investment income (loss)                                                           (4,009)
Net realized gain (loss)                                                              (24,744)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (624)
                                                                             -----------------
Net assets                                                                   $          1,196
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.64                   2  $                1               1.25%              -35.5%
12/31/2017                     1.00                  11                  11               1.25%              -14.4%
12/31/2016                     1.16                 266                 310               1.25%               32.3%
12/31/2015                     0.88                   0                   0               1.25%              -12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.65                   0  $                0               1.00%              -35.3%
12/31/2017                     1.00                   0                   0               1.00%              -14.2%
12/31/2016                     1.17                   0                   0               1.00%               32.7%
12/31/2015                     0.88                   0                   0               1.00%              -12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.65                   0  $                0               0.75%              -35.2%
12/31/2017                     1.01                   0                   0               0.75%              -14.0%
12/31/2016                     1.17                   0                   0               0.75%               33.0%
12/31/2015                     0.88                   0                   0               0.75%              -12.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.66                   0  $                0               0.50%              -35.0%
12/31/2017                     1.01                   0                   0               0.50%              -13.7%
12/31/2016                     1.17                   0                   0               0.50%               33.3%
12/31/2015                     0.88                   0                   0               0.50%              -11.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.66                   0  $                0               0.25%              -34.9%
12/31/2017                     1.02                   0                   0               0.25%              -13.5%
12/31/2016                     1.18                   0                   0               0.25%               33.7%
12/31/2015                     0.88                   0                   0               0.25%              -11.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.67                   0  $                0               0.00%              -34.7%
12/31/2017                     1.02                   0                   0               0.00%              -13.3%
12/31/2016                     1.18                   0                   0               0.00%               34.0%
12/31/2015                     0.88                   0                   0               0.00%              -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                     IVY ENERGY FUND Y CLASS - 466000361

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        498,960  $       792,154           60,627
                                                       ===============  ===============
Receivables: investments sold                   8,903
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        507,863
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       507,863         781,638  $         0.65
Band 100                                        --              --            0.65
Band 75                                         --              --            0.66
Band 50                                         --              --            0.67
Band 25                                         --              --            0.67
Band 0                                          --              --            0.68
                                   ---------------  --------------
 Total                             $       507,863         781,638
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (9,091)
                                                                             -----------------
Net investment income (loss)                                                           (9,091)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (27,737)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (238,350)
                                                                             -----------------
Net gain (loss)                                                                      (266,087)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (275,178)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,091)  $         (5,713)
Net realized gain (loss)                                          (27,737)           (55,138)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (238,350)           (70,263)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (275,178)          (131,114)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          261,388          1,035,804
Cost of units redeemed                                           (200,988)          (371,768)
Account charges                                                       (75)               (66)
                                                         -----------------  -----------------
Increase (decrease)                                                60,325            663,970
                                                         -----------------  -----------------
Net increase (decrease)                                          (214,853)           532,856
Net assets, beginning                                             722,716            189,860
                                                         -----------------  -----------------
Net assets, ending                                       $        507,863   $        722,716
                                                         =================  =================

Units sold                                                        280,755            954,000
Units redeemed                                                   (218,839)          (396,773)
                                                         -----------------  -----------------
Net increase (decrease)                                            61,916            557,227
Units outstanding, beginning                                      719,722            162,495
                                                         -----------------  -----------------
Units outstanding, ending                                         781,638            719,722
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,480,272
Cost of units redeemed/account charges                                               (582,737)
Net investment income (loss)                                                          (15,106)
Net realized gain (loss)                                                              (81,372)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (293,194)
                                                                             -----------------
Net assets                                                                   $        507,863
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.65                 782  $              508               1.25%              -35.3%
12/31/2017                     1.00                 720                 723               1.25%              -14.1%
12/31/2016                     1.17                 162                 190               1.25%               32.7%
12/31/2015                     0.88                   0                   0               1.25%              -12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.65                   0  $                0               1.00%              -35.1%
12/31/2017                     1.01                   0                   0               1.00%              -13.8%
12/31/2016                     1.17                   0                   0               1.00%               33.1%
12/31/2015                     0.88                   0                   0               1.00%              -12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.66                   0  $                0               0.75%              -35.0%
12/31/2017                     1.01                   0                   0               0.75%              -13.6%
12/31/2016                     1.17                   0                   0               0.75%               33.4%
12/31/2015                     0.88                   0                   0               0.75%              -11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.67                   0  $                0               0.50%              -34.8%
12/31/2017                     1.02                   0                   0               0.50%              -13.4%
12/31/2016                     1.18                   0                   0               0.50%               33.7%
12/31/2015                     0.88                   0                   0               0.50%              -11.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.67                   0  $                0               0.25%              -34.6%
12/31/2017                     1.03                   0                   0               0.25%              -13.2%
12/31/2016                     1.18                   0                   0               0.25%               34.1%
12/31/2015                     0.88                   0                   0               0.25%              -11.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.68                   0  $                0               0.00%              -34.5%
12/31/2017                     1.03                   0                   0               0.00%              -13.0%
12/31/2016                     1.18                   0                   0               0.00%               34.4%
12/31/2015                     0.88                   0                   0               0.00%              -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.6%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             IVY SCIENCE AND TECHNOLOGY FUND R CLASS - 466000437

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         17,824  $        21,961              345
                                                       ===============  ===============
Receivables: investments sold                      13
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         17,837
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       17,837          14,919  $          1.20
Band 100                                        --              --             1.20
Band 75                                         --              --             1.21
Band 50                                         --              --             1.22
Band 25                                         --              --             1.23
Band 0                                          --              --             1.24
                                    --------------  --------------
 Total                              $       17,837          14,919
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (156)
                                                                             -----------------
Net investment income (loss)                                                             (156)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  291
Realized gain distributions                                                             2,218
Net change in unrealized appreciation (depreciation)                                   (4,951)
                                                                             -----------------
Net gain (loss)                                                                        (2,442)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (2,598)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (156)  $            (58)
Net realized gain (loss)                                              291              7,785
Realized gain distributions                                         2,218                383
Net change in unrealized appreciation (depreciation)               (4,951)            (2,023)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,598)             6,087
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           15,746              3,821
Cost of units redeemed                                             (1,335)           (45,293)
Account charges                                                        --                 (1)
                                                         -----------------  -----------------
Increase (decrease)                                                14,411            (41,473)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,813            (35,386)
Net assets, beginning                                               6,024             41,410
                                                         -----------------  -----------------
Net assets, ending                                       $         17,837   $          6,024
                                                         =================  =================

Units sold                                                         11,186              3,561
Units redeemed                                                       (971)           (40,573)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,215            (37,012)
Units outstanding, beginning                                        4,704             41,716
                                                         -----------------  -----------------
Units outstanding, ending                                          14,919              4,704
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         59,488
Cost of units redeemed/account charges                                                (48,022)
Net investment income (loss)                                                             (223)
Net realized gain (loss)                                                                8,130
Realized gain distributions                                                             2,601
Net change in unrealized appreciation (depreciation)                                   (4,137)
                                                                             -----------------
Net assets                                                                   $         17,837
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                  15  $               18               1.25%               -6.6%
12/31/2017                     1.28                   5                   6               1.25%               30.7%
12/31/2016                     0.98                   2                   2               1.25%                0.1%
12/31/2015                     0.98                   0                   0               1.25%               -2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -6.4%
12/31/2017                     1.29                   0                   0               1.00%               31.0%
12/31/2016                     0.98                   0                   0               1.00%                0.4%
12/31/2015                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.75%               -6.2%
12/31/2017                     1.29                   0                   0               0.75%               31.4%
12/31/2016                     0.99                   0                   0               0.75%                0.6%
12/31/2015                     0.98                   0                   0               0.75%               -2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -5.9%
12/31/2017                     1.30                   0                   0               0.50%               31.7%
12/31/2016                     0.99                   0                   0               0.50%                0.9%
12/31/2015                     0.98                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -5.7%
12/31/2017                     1.31                   0                   0               0.25%               32.0%
12/31/2016                     0.99                   0                   0               0.25%                1.1%
12/31/2015                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.00%               -5.5%
12/31/2017                     1.31                   0                   0               0.00%               32.4%
12/31/2016                     0.99                  40                  39               0.00%                1.4%
12/31/2015                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             IVY SCIENCE AND TECHNOLOGY FUND Y CLASS - 466000676

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        18,993  $        22,364               335
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        18,995
                                      ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,995          15,712  $          1.21
Band 100                                        --              --             1.22
Band 75                                         --              --             1.23
Band 50                                         --              --             1.24
Band 25                                         --              --             1.25
Band 0                                          --              --             1.26
                                    --------------  --------------
 Total                              $       18,995          15,712
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (261)
                                                                              -----------------
Net investment income (loss)                                                              (261)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    15
Realized gain distributions                                                              2,220
Net change in unrealized appreciation (depreciation)                                    (3,361)
                                                                              -----------------
Net gain (loss)                                                                         (1,126)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,387)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (261)  $            (75)
Net realized gain (loss)                                                15                  2
Realized gain distributions                                          2,220              1,135
Net change in unrealized appreciation (depreciation)                (3,361)               (10)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,387)             1,052
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             2,014             34,404
Cost of units redeemed                                                  (9)           (17,079)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  2,005             17,325
                                                          -----------------  -----------------
Net increase (decrease)                                                618             18,377
Net assets, beginning                                               18,377                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         18,995   $         18,377
                                                          =================  =================

Units sold                                                           1,481             28,231
Units redeemed                                                         (14)           (13,986)
                                                          -----------------  -----------------
Net increase (decrease)                                              1,467             14,245
Units outstanding, beginning                                        14,245                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           15,712             14,245
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         36,418
Cost of units redeemed/account charges                                                 (17,088)
Net investment income (loss)                                                              (336)
Net realized gain (loss)                                                                    17
Realized gain distributions                                                              3,355
Net change in unrealized appreciation (depreciation)                                    (3,371)
                                                                              -----------------
Net assets                                                                    $         18,995
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                  16  $               19               1.25%               -6.3%
12/31/2017                     1.29                  14                  18               1.25%               31.2%
12/31/2016                     0.98                   0                   0               1.25%                0.5%
12/31/2015                     0.98                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%               -6.1%
12/31/2017                     1.30                   0                   0               1.00%               31.5%
12/31/2016                     0.99                   0                   0               1.00%                0.7%
12/31/2015                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.75%               -5.8%
12/31/2017                     1.30                   0                   0               0.75%               31.8%
12/31/2016                     0.99                   0                   0               0.75%                1.0%
12/31/2015                     0.98                   0                   0               0.75%               -2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.50%               -5.6%
12/31/2017                     1.31                   0                   0               0.50%               32.1%
12/31/2016                     0.99                   0                   0               0.50%                1.2%
12/31/2015                     0.98                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.25%               -5.3%
12/31/2017                     1.32                   0                   0               0.25%               32.5%
12/31/2016                     0.99                   0                   0               0.25%                1.5%
12/31/2015                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%               -5.1%
12/31/2017                     1.32                   0                   0               0.00%               32.8%
12/31/2016                     1.00                   0                   0               0.00%                1.7%
12/31/2015                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              IVY BALANCED FUND N CLASS - 46600A203 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.06
Band 50                                         --              --            1.07
Band 25                                         --              --            1.07
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%               -4.2%
12/31/2017                     1.10                   0                   0               1.25%               10.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -3.9%
12/31/2017                     1.10                   0                   0               1.00%               10.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -3.7%
12/31/2017                     1.10                   0                   0               0.75%               11.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.4%
12/31/2017                     1.11                   0                   0               0.50%               11.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -3.2%
12/31/2017                     1.11                   0                   0               0.25%               11.6%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -3.0%
12/31/2017                     1.11                   0                   0               0.00%               11.9%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 IVY SMALL CAP CORE FUND N CLASS - 46600A724

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $          2,263  $         2,806              140
                                                       ===============  ===============
Receivables: investments sold                   3,934
Payables: investments purchased                    --
                                     ----------------
Net assets                           $          6,197
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,197            6,343  $         0.98
Band 100                                         --               --            0.98
Band 75                                          --               --            0.99
Band 50                                          --               --            0.99
Band 25                                          --               --            1.00
Band 0                                           --               --            1.00
                                    ---------------  ---------------
 Total                              $         6,197            6,343
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             --
Mortality & expense charges                                                              (5)
                                                                           ----------------
Net investment income (loss)                                                             (5)
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             187
Net change in unrealized appreciation (depreciation)                                   (543)
                                                                           ----------------
Net gain (loss)                                                                        (356)
                                                                           ----------------

Increase (decrease) in net assets from operations                          $           (361)
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (5)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           187                 --
Net change in unrealized appreciation (depreciation)                 (543)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (361)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            8,214                 --
Cost of units redeemed                                             (1,655)                --
Account charges                                                        (1)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 6,558                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,197                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          6,197   $             --
                                                         =================  ================

Units sold                                                          7,715                 --
Units redeemed                                                     (1,372)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,343                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           6,343                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $          8,214
Cost of units redeemed/account charges                                               (1,656)
Net investment income (loss)                                                             (5)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             187
Net change in unrealized appreciation (depreciation)                                   (543)
                                                                           ----------------
Net assets                                                                 $          6,197
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   6  $                6               1.25%              -11.4%
12/31/2017                     1.10                   0                   0               1.25%               12.5%
12/31/2016                     0.98                   0                   0               1.25%               -2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%              -11.1%
12/31/2017                     1.11                   0                   0               1.00%               12.8%
12/31/2016                     0.98                   0                   0               1.00%               -2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%              -10.9%
12/31/2017                     1.11                   0                   0               0.75%               13.1%
12/31/2016                     0.98                   0                   0               0.75%               -2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%              -10.7%
12/31/2017                     1.11                   0                   0               0.50%               13.3%
12/31/2016                     0.98                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%              -10.5%
12/31/2017                     1.11                   0                   0               0.25%               13.6%
12/31/2016                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%              -10.2%
12/31/2017                     1.12                   0                   0               0.00%               13.9%
12/31/2016                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           IVY SMALL CAP CORE FUND Y CLASS - 465898393 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%              -11.7%
12/31/2017                     1.10                   0                   0               1.25%               12.1%
12/31/2016                     0.98                   0                   0               1.25%               -2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%              -11.5%
12/31/2017                     1.10                   0                   0               1.00%               12.3%
12/31/2016                     0.98                   0                   0               1.00%               -2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%              -11.3%
12/31/2017                     1.10                   0                   0               0.75%               12.6%
12/31/2016                     0.98                   0                   0               0.75%               -2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%              -11.1%
12/31/2017                     1.11                   0                   0               0.50%               12.9%
12/31/2016                     0.98                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%              -10.8%
12/31/2017                     1.11                   0                   0               0.25%               13.2%
12/31/2016                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%              -10.6%
12/31/2017                     1.11                   0                   0               0.00%               13.5%
12/31/2016                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 IVY SMALL CAP CORE FUND R CLASS - 465899540

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         24,541  $        30,551            1,676
                                                       ===============  ===============
Receivables: investments sold                      93
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         24,634
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       24,634          25,615  $          0.96
Band 100                                        --              --             0.97
Band 75                                         --              --             0.97
Band 50                                         --              --             0.98
Band 25                                         --              --             0.98
Band 0                                          --              --             0.99
                                    --------------  --------------
 Total                              $       24,634          25,615
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (253)
                                                                              -----------------
Net investment income (loss)                                                              (253)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    20
Realized gain distributions                                                              3,345
Net change in unrealized appreciation (depreciation)                                    (6,086)
                                                                              -----------------
Net gain (loss)                                                                         (2,721)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,974)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (253)  $             (5)
Net realized gain (loss)                                                20                 34
Realized gain distributions                                          3,345                 29
Net change in unrealized appreciation (depreciation)                (6,086)                76
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (2,974)               134
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            26,228              1,791
Cost of units redeemed                                                  --               (545)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                 26,228              1,246
                                                          -----------------  -----------------
Net increase (decrease)                                             23,254              1,380
Net assets, beginning                                                1,380                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         24,634   $          1,380
                                                          =================  =================

Units sold                                                          24,353              1,767
Units redeemed                                                          --               (505)
                                                          -----------------  -----------------
Net increase (decrease)                                             24,353              1,262
Units outstanding, beginning                                         1,262                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           25,615              1,262
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         28,019
Cost of units redeemed/account charges                                                    (545)
Net investment income (loss)                                                              (258)
Net realized gain (loss)                                                                    54
Realized gain distributions                                                              3,374
Net change in unrealized appreciation (depreciation)                                    (6,010)
                                                                              -----------------
Net assets                                                                    $         24,634
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                  26  $               25               1.25%              -12.0%
12/31/2017                     1.09                   1                   1               1.25%               11.6%
12/31/2016                     0.98                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%              -11.8%
12/31/2017                     1.10                   0                   0               1.00%               11.9%
12/31/2016                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -11.6%
12/31/2017                     1.10                   0                   0               0.75%               12.2%
12/31/2016                     0.98                   0                   0               0.75%               -2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%              -11.4%
12/31/2017                     1.10                   0                   0               0.50%               12.5%
12/31/2016                     0.98                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%              -11.1%
12/31/2017                     1.10                   0                   0               0.25%               12.8%
12/31/2016                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%              -10.9%
12/31/2017                     1.11                   0                   0               0.00%               13.0%
12/31/2016                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            IVY HIGH INCOME FUND N CLASS - 46600A831 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%               -3.6%
12/31/2017                     1.01                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -3.3%
12/31/2017                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -3.1%
12/31/2017                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -2.8%
12/31/2017                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -2.6%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.3%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       IVY SCIENCE AND TECHNOLOGY FUND N CLASS - 46600A740 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -5.9%
12/31/2017                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%               -5.7%
12/31/2017                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -5.5%
12/31/2017                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -5.2%
12/31/2017                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -5.0%
12/31/2017                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%
12/31/2017                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JANUS HENDERSON BALANCED PORTFOLIO SERVICE CLASS - 471021691

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    48,118,943   $   45,017,282        1,352,035
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (19,845)
                                     ----------------
Net assets                           $    48,099,098
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   48,099,098      28,361,438  $          1.70
Band 100                                        --              --             1.73
Band 75                                         --              --             1.77
Band 50                                         --              --             1.80
Band 25                                         --              --             1.84
Band 0                                          --              --             1.88
                                    --------------  --------------
 Total                              $   48,099,098      28,361,438
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        933,402
Mortality & expense charges                                                         (664,892)
                                                                            -----------------
Net investment income (loss)                                                         268,510
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,298,154
Realized gain distributions                                                        1,378,368
Net change in unrealized appreciation (depreciation)                              (3,244,187)
                                                                            -----------------
Net gain (loss)                                                                     (567,665)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (299,155)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        268,510   $         60,772
Net realized gain (loss)                                        1,298,154            884,370
Realized gain distributions                                     1,378,368             97,887
Net change in unrealized appreciation (depreciation)           (3,244,187)         7,056,943
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (299,155)         8,099,972
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,466,540          7,643,876
Cost of units redeemed                                        (11,271,935)       (19,078,670)
Account charges                                                   (12,467)           (18,255)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,817,862)       (11,453,049)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,117,017)        (3,353,077)
Net assets, beginning                                          53,216,115         56,569,192
                                                         -----------------  -----------------
Net assets, ending                                       $     48,099,098   $     53,216,115
                                                         =================  =================

Units sold                                                      4,599,138          4,995,607
Units redeemed                                                 (7,358,089)       (12,452,177)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,758,951)        (7,456,570)
Units outstanding, beginning                                   31,120,389         38,576,959
                                                         -----------------  -----------------
Units outstanding, ending                                      28,361,438         31,120,389
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     73,302,546
Cost of units redeemed/account charges                                           (33,215,854)
Net investment income (loss)                                                         795,389
Net realized gain (loss)                                                           2,257,286
Realized gain distributions                                                        1,858,070
Net change in unrealized appreciation (depreciation)                               3,101,661
                                                                            -----------------
Net assets                                                                  $     48,099,098
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70              28,361  $           48,099               1.25%               -0.8%
12/31/2017                     1.71              31,120              53,216               1.25%               16.7%
12/31/2016                     1.47              38,334              56,185               1.25%                3.0%
12/31/2015                     1.42               3,635               5,170               1.25%               -0.8%
12/31/2014                     1.43               3,080               4,419               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               1.00%               -0.6%
12/31/2017                     1.74                   0                   0               1.00%               17.0%
12/31/2016                     1.49                   0                   0               1.00%                3.3%
12/31/2015                     1.44                   0                   0               1.00%               -0.6%
12/31/2014                     1.45                   0                   0               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.75%               -0.3%
12/31/2017                     1.77                   0                   0               0.75%               17.3%
12/31/2016                     1.51                   0                   0               0.75%                3.5%
12/31/2015                     1.46                   0                   0               0.75%               -0.3%
12/31/2014                     1.46                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.50%               -0.1%
12/31/2017                     1.80                   0                   0               0.50%               17.5%
12/31/2016                     1.54                   0                   0               0.50%                3.8%
12/31/2015                     1.48                   0                   0               0.50%               -0.1%
12/31/2014                     1.48                   0                   0               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.25%                0.2%
12/31/2017                     1.84                   0                   0               0.25%               17.8%
12/31/2016                     1.56                   0                   0               0.25%                4.1%
12/31/2015                     1.50                   0                   0               0.25%                0.2%
12/31/2014                     1.50                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.00%                0.4%
12/31/2017                     1.87                   0                   0               0.00%               18.1%
12/31/2016                     1.58                 243                 384               0.00%                4.3%
12/31/2015                     1.52                   0                   0               0.00%                0.4%
12/31/2014                     1.51                   0                   0               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.3%
    2016        1.7%
    2015        1.6%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   JANUS HENDERSON FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   27,506,397   $    29,350,964        2,453,737
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (137,747)
                                     ---------------
Net assets                           $   27,368,650
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   25,298,004      10,367,826  $          2.44
Band 100                                        --              --             2.53
Band 75                                         --              --             2.63
Band 50                                         --              --             2.74
Band 25                                         --              --             2.84
Band 0                                   2,070,646         645,816             3.21
                                    --------------  --------------
 Total                              $   27,368,650      11,013,642
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,020,946
Mortality & expense charges                                                         (404,624)
                                                                            -----------------
Net investment income (loss)                                                         616,322
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (886,481)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (612,497)
                                                                            -----------------
Net gain (loss)                                                                   (1,498,978)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (882,656)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        616,322   $        747,807
Net realized gain (loss)                                         (886,481)          (191,316)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (612,497)           464,638
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (882,656)         1,021,129
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,334,898          6,237,515
Cost of units redeemed                                        (17,103,559)        (9,093,511)
Account charges                                                   (11,629)           (13,123)
                                                         -----------------  -----------------
Increase (decrease)                                           (12,780,290)        (2,869,119)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,662,946)        (1,847,990)
Net assets, beginning                                          41,031,596         42,879,586
                                                         -----------------  -----------------
Net assets, ending                                       $     27,368,650   $     41,031,596
                                                         =================  =================

Units sold                                                      1,774,130          2,507,897
Units redeemed                                                 (7,003,064)        (3,673,562)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,228,934)        (1,165,665)
Units outstanding, beginning                                   16,242,576         17,408,241
                                                         -----------------  -----------------
Units outstanding, ending                                      11,013,642         16,242,576
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     157,227,007
Cost of units redeemed/account charges                                           (143,643,251)
Net investment income (loss)                                                       13,306,093
Net realized gain (loss)                                                           (1,195,955)
Realized gain distributions                                                         3,519,323
Net change in unrealized appreciation (depreciation)                               (1,844,567)
                                                                            ------------------
Net assets                                                                  $      27,368,650
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44              10,368  $           25,298               1.25%               -2.2%
12/31/2017                     2.50              15,581              38,889               1.25%                2.3%
12/31/2016                     2.44              16,795              40,961               1.25%                1.2%
12/31/2015                     2.41              15,307              36,892               1.25%               -1.0%
12/31/2014                     2.44              14,987              36,495               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.53                   0  $                0               1.00%               -2.0%
12/31/2017                     2.59                   0                   0               1.00%                2.6%
12/31/2016                     2.52                   0                   0               1.00%                1.4%
12/31/2015                     2.49                   0                   0               1.00%               -0.8%
12/31/2014                     2.50                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.63                   0  $                0               0.75%               -1.7%
12/31/2017                     2.68                   0                   0               0.75%                2.8%
12/31/2016                     2.61                   0                   0               0.75%                1.7%
12/31/2015                     2.56                   0                   0               0.75%               -0.5%
12/31/2014                     2.58                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.74                   0  $                0               0.50%               -1.5%
12/31/2017                     2.78                   0                   0               0.50%                3.1%
12/31/2016                     2.69                   0                   0               0.50%                2.0%
12/31/2015                     2.64                   0                   0               0.50%               -0.3%
12/31/2014                     2.65                   0                   0               0.50%                4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.84                   0  $                0               0.25%               -1.3%
12/31/2017                     2.88                   0                   0               0.25%                3.4%
12/31/2016                     2.78                   0                   0               0.25%                2.2%
12/31/2015                     2.72                   0                   0               0.25%                0.0%
12/31/2014                     2.72                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.21                 646  $            2,071               0.00%               -1.0%
12/31/2017                     3.24                 662               2,142               0.00%                3.6%
12/31/2016                     3.13                 614               1,918               0.00%                2.5%
12/31/2015                     3.05                   0                   0               0.00%                0.2%
12/31/2014                     3.04                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        3.0%
    2016        3.0%
    2015        2.3%
    2014        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    11,042,520   $     7,036,504          234,299
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,701)
                                     ----------------
Net assets                           $    11,039,819
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,039,819        4,593,941  $         2.40
Band 100                                        --               --            2.50
Band 75                                         --               --            2.59
Band 50                                         --               --            2.69
Band 25                                         --               --            2.80
Band 0                                          --               --            3.16
                                    --------------  ---------------
 Total                              $   11,039,819        4,593,941
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       142,444
Mortality & expense charges                                                        (159,059)
                                                                            ----------------
Net investment income (loss)                                                        (16,615)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            459,830
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,398,151)
                                                                            ----------------
Net gain (loss)                                                                    (938,321)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (954,936)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,615)  $        (52,490)
Net realized gain (loss)                                          459,830            660,697
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,398,151)         2,122,080
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (954,936)         2,730,287
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          401,339            432,726
Cost of units redeemed                                         (1,142,596)        (1,936,577)
Account charges                                                    (3,704)            (3,786)
                                                         -----------------  -----------------
Increase (decrease)                                              (744,961)        (1,507,637)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,699,897)         1,222,650
Net assets, beginning                                          12,739,716         11,517,066
                                                         -----------------  -----------------
Net assets, ending                                       $     11,039,819   $     12,739,716
                                                         =================  =================

Units sold                                                        160,564            197,063
Units redeemed                                                   (442,244)          (851,126)
                                                         -----------------  -----------------
Net increase (decrease)                                          (281,680)          (654,063)
Units outstanding, beginning                                    4,875,621          5,529,684
                                                         -----------------  -----------------
Units outstanding, ending                                       4,593,941          4,875,621
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    259,741,181
Cost of units redeemed/account charges                                          (244,669,974)
Net investment income (loss)                                                       2,968,587
Net realized gain (loss)                                                         (11,215,067)
Realized gain distributions                                                          209,076
Net change in unrealized appreciation (depreciation)                               4,006,016
                                                                            -----------------
Net assets                                                                  $     11,039,819
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40               4,594  $           11,040               1.25%               -8.0%
12/31/2017                     2.61               4,876              12,740               1.25%               25.5%
12/31/2016                     2.08               5,530              11,517               1.25%                0.8%
12/31/2015                     2.07               5,948              12,289               1.25%               -3.5%
12/31/2014                     2.14               6,379              13,658               1.25%                6.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   0  $                0               1.00%               -7.8%
12/31/2017                     2.71                   0                   0               1.00%               25.8%
12/31/2016                     2.15                   0                   0               1.00%                1.1%
12/31/2015                     2.13                   0                   0               1.00%               -3.3%
12/31/2014                     2.20                   0                   0               1.00%                6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.59                   0  $                0               0.75%               -7.6%
12/31/2017                     2.81                   0                   0               0.75%               26.1%
12/31/2016                     2.23                   0                   0               0.75%                1.3%
12/31/2015                     2.20                   0                   0               0.75%               -3.0%
12/31/2014                     2.27                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                   0  $                0               0.50%               -7.3%
12/31/2017                     2.91                   0                   0               0.50%               26.4%
12/31/2016                     2.30                   0                   0               0.50%                1.6%
12/31/2015                     2.27                   0                   0               0.50%               -2.8%
12/31/2014                     2.33                   0                   0               0.50%                6.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.25%               -7.1%
12/31/2017                     3.01                   0                   0               0.25%               26.7%
12/31/2016                     2.38                   0                   0               0.25%                1.8%
12/31/2015                     2.34                   0                   0               0.25%               -2.5%
12/31/2014                     2.40                   0                   0               0.25%                7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.16                   0  $                0               0.00%               -6.9%
12/31/2017                     3.39                   0                   0               0.00%               27.0%
12/31/2016                     2.67                   0                   0               0.00%                2.1%
12/31/2015                     2.62                   0                   0               0.00%               -2.3%
12/31/2014                     2.68                   0                   0               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.8%
    2016        1.1%
    2015        0.7%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      JANUS HENDERSON MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        25,607  $        30,975             1,880
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        25,609
                                      ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       25,609          14,796  $          1.73
Band 100                                        --              --             1.78
Band 75                                         --              --             1.84
Band 50                                         --              --             1.90
Band 25                                         --              --             1.96
Band 0                                          --              --             2.02
                                    --------------  --------------
 Total                              $       25,609          14,796
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             264
Mortality & expense charges                                                                (362)
                                                                              ------------------
Net investment income (loss)                                                                (98)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (66)
Realized gain distributions                                                               2,575
Net change in unrealized appreciation (depreciation)                                     (6,895)
                                                                              ------------------
Net gain (loss)                                                                          (4,386)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (4,484)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (98)  $           (407)
Net realized gain (loss)                                               (66)               464
Realized gain distributions                                          2,575              1,523
Net change in unrealized appreciation (depreciation)                (6,895)             3,882
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (4,484)             5,462
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             1,996              2,957
Cost of units redeemed                                                (504)           (57,498)
Account charges                                                         (4)                (4)
                                                          -----------------  -----------------
Increase (decrease)                                                  1,488            (54,545)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,996)           (49,083)
Net assets, beginning                                               28,605             77,688
                                                          -----------------  -----------------
Net assets, ending                                        $         25,609   $         28,605
                                                          =================  =================

Units sold                                                           1,107              1,562
Units redeemed                                                        (376)           (30,365)
                                                          -----------------  -----------------
Net increase (decrease)                                                731            (28,803)
Units outstanding, beginning                                        14,065             42,868
                                                          -----------------  -----------------
Units outstanding, ending                                           14,796             14,065
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,470,641
Cost of units redeemed/account charges                                           (7,219,744)
Net investment income (loss)                                                        (40,284)
Net realized gain (loss)                                                            612,757
Realized gain distributions                                                         207,607
Net change in unrealized appreciation (depreciation)                                 (5,368)
                                                                            ----------------
Net assets                                                                  $        25,609
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                  15  $               26               1.25%              -14.9%
12/31/2017                     2.03                  14                  29               1.25%               12.2%
12/31/2016                     1.81                  43                  78               1.25%               17.3%
12/31/2015                     1.55                  52                  80               1.25%               -4.9%
12/31/2014                     1.62                 378                 614               1.25%                7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%              -14.7%
12/31/2017                     2.09                   0                   0               1.00%               12.5%
12/31/2016                     1.86                   0                   0               1.00%               17.6%
12/31/2015                     1.58                   0                   0               1.00%               -4.6%
12/31/2014                     1.66                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.75%              -14.5%
12/31/2017                     2.15                   0                   0               0.75%               12.8%
12/31/2016                     1.91                   0                   0               0.75%               17.9%
12/31/2015                     1.62                   0                   0               0.75%               -4.4%
12/31/2014                     1.69                   0                   0               0.75%                7.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.50%              -14.3%
12/31/2017                     2.21                   0                   0               0.50%               13.1%
12/31/2016                     1.96                   0                   0               0.50%               18.2%
12/31/2015                     1.66                   0                   0               0.50%               -4.2%
12/31/2014                     1.73                   0                   0               0.50%                7.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.25%              -14.0%
12/31/2017                     2.27                   0                   0               0.25%               13.3%
12/31/2016                     2.01                   0                   0               0.25%               18.5%
12/31/2015                     1.69                   0                   0               0.25%               -3.9%
12/31/2014                     1.76                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.00%              -13.8%
12/31/2017                     2.34                   0                   0               0.00%               13.6%
12/31/2016                     2.06                   0                   0               0.00%               18.8%
12/31/2015                     1.73                   0                   0               0.00%               -3.7%
12/31/2014                     1.80                   0                   0               0.00%                8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.4%
    2016        1.0%
    2015        0.6%
    2014        2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JANUS HENDERSON BALANCED FUND R CLASS - 47103C803

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    13,920,116   $   13,779,787          453,128
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (16,672)
                                     ----------------
Net assets                           $    13,903,444
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    8,511,015        5,227,033  $         1.63
Band 100                                 2,497,961        1,503,080            1.66
Band 75                                         --               --            1.70
Band 50                                  2,541,064        1,467,773            1.73
Band 25                                         --               --            1.77
Band 0                                     353,404          195,957            1.80
                                    --------------  ---------------
 Total                              $   13,903,444        8,393,843
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       178,867
Mortality & expense charges                                                        (182,643)
                                                                            ----------------
Net investment income (loss)                                                         (3,776)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            922,468
Realized gain distributions                                                         692,159
Net change in unrealized appreciation (depreciation)                             (1,576,565)
                                                                            ----------------
Net gain (loss)                                                                      38,062
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        34,286
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,776)  $         60,692
Net realized gain (loss)                                          922,468            277,928
Realized gain distributions                                       692,159            700,428
Net change in unrealized appreciation (depreciation)           (1,576,565)         2,303,883
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  34,286          3,342,931
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,591,080          2,944,254
Cost of units redeemed                                         (9,264,402)        (6,828,418)
Account charges                                                    (6,344)           (11,541)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,679,666)        (3,895,705)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,645,380)          (552,774)
Net assets, beginning                                          21,548,824         22,101,598
                                                         -----------------  -----------------
Net assets, ending                                       $     13,903,444   $     21,548,824
                                                         =================  =================

Units sold                                                        933,433          2,082,431
Units redeemed                                                 (5,477,761)        (4,615,723)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,544,328)        (2,533,292)
Units outstanding, beginning                                   12,938,171         15,471,463
                                                         -----------------  -----------------
Units outstanding, ending                                       8,393,843         12,938,171
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     28,203,831
Cost of units redeemed/account charges                                           (17,694,753)
Net investment income (loss)                                                         192,521
Net realized gain (loss)                                                           1,239,408
Realized gain distributions                                                        1,822,108
Net change in unrealized appreciation (depreciation)                                 140,329
                                                                            -----------------
Net assets                                                                  $     13,903,444
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63               5,227  $            8,511               1.25%               -1.2%
12/31/2017                     1.65               9,437              15,556               1.25%               16.3%
12/31/2016                     1.42              11,562              16,383               1.25%                2.6%
12/31/2015                     1.38               1,693               2,338               1.25%               -1.2%
12/31/2014                     1.40                 694                 971               1.25%                6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66               1,503  $            2,498               1.00%               -1.0%
12/31/2017                     1.68               1,779               2,985               1.00%               16.6%
12/31/2016                     1.44               2,058               2,962               1.00%                2.9%
12/31/2015                     1.40                   0                   0               1.00%               -1.0%
12/31/2014                     1.41                   0                   0               1.00%                6.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.75%               -0.7%
12/31/2017                     1.71                   0                   0               0.75%               16.9%
12/31/2016                     1.46                   0                   0               0.75%                3.1%
12/31/2015                     1.42                   0                   0               0.75%               -0.7%
12/31/2014                     1.43                   0                   0               0.75%                7.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73               1,468  $            2,541               0.50%               -0.5%
12/31/2017                     1.74               1,543               2,684               0.50%               17.2%
12/31/2016                     1.48               1,621               2,406               0.50%                3.4%
12/31/2015                     1.44                   0                   0               0.50%               -0.5%
12/31/2014                     1.44                   0                   0               0.50%                7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.25%               -0.2%
12/31/2017                     1.77                   0                   0               0.25%               17.5%
12/31/2016                     1.51                   0                   0               0.25%                3.6%
12/31/2015                     1.45                   0                   0               0.25%               -0.2%
12/31/2014                     1.46                   0                   0               0.25%                7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                 196  $              353               0.00%                0.0%
12/31/2017                     1.80                 180                 324               0.00%               17.8%
12/31/2016                     1.53                 230                 352               0.00%                3.9%
12/31/2015                     1.47                   0                   0               0.00%                0.0%
12/31/2014                     1.47                   0                   0               0.00%                7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.4%
    2016        1.4%
    2015        1.3%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               JANUS HENDERSON FORTY FUND R CLASS - 47103A641

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,671,862   $     2,962,632          102,057
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (124)
                                     ---------------
Net assets                           $    2,671,738
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,921,977         672,425  $          2.86
Band 100                                   749,761         253,532             2.96
Band 75                                         --              --             3.06
Band 50                                         --              --             3.17
Band 25                                         --              --             3.28
Band 0                                          --              --             3.39
                                    --------------  --------------
 Total                              $    2,671,738         925,957
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (38,815)
                                                                            -----------------
Net investment income (loss)                                                         (38,815)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              39,326
Realized gain distributions                                                          235,814
Net change in unrealized appreciation (depreciation)                                (236,010)
                                                                            -----------------
Net gain (loss)                                                                       39,130
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            315
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (38,815)  $         (8,497)
Net realized gain (loss)                                           39,326            (18,680)
Realized gain distributions                                       235,814            393,676
Net change in unrealized appreciation (depreciation)             (236,010)           298,586
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     315            665,085
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          472,840            268,774
Cost of units redeemed                                           (766,530)          (542,651)
Account charges                                                      (533)              (612)
                                                         -----------------  -----------------
Increase (decrease)                                              (294,223)          (274,489)
                                                         -----------------  -----------------
Net increase (decrease)                                          (293,908)           390,596
Net assets, beginning                                           2,965,646          2,575,050
                                                         -----------------  -----------------
Net assets, ending                                       $      2,671,738   $      2,965,646
                                                         =================  =================

Units sold                                                        153,072            106,014
Units redeemed                                                   (250,207)          (212,354)
                                                         -----------------  -----------------
Net increase (decrease)                                           (97,135)          (106,340)
Units outstanding, beginning                                    1,023,092          1,129,432
                                                         -----------------  -----------------
Units outstanding, ending                                         925,957          1,023,092
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,232,892
Cost of units redeemed/account charges                                           (10,034,712)
Net investment income (loss)                                                        (254,967)
Net realized gain (loss)                                                              41,478
Realized gain distributions                                                        2,977,817
Net change in unrealized appreciation (depreciation)                                (290,770)
                                                                            -----------------
Net assets                                                                  $      2,671,738
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.86                 672  $            1,922               1.25%               -0.5%
12/31/2017                     2.87                 721               2,070               1.25%               27.1%
12/31/2016                     2.26                 766               1,731               1.25%                0.4%
12/31/2015                     2.25               1,008               2,266               1.25%               10.1%
12/31/2014                     2.04               1,459               2,981               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.96                 254  $              750               1.00%               -0.2%
12/31/2017                     2.96                 302                 896               1.00%               27.5%
12/31/2016                     2.33                 363                 844               1.00%                0.7%
12/31/2015                     2.31                 389                 899               1.00%               10.3%
12/31/2014                     2.09                 193                 403               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.06                   0  $                0               0.75%                0.0%
12/31/2017                     3.06                   0                   0               0.75%               27.8%
12/31/2016                     2.39                   0                   0               0.75%                0.9%
12/31/2015                     2.37                   0                   0               0.75%               10.6%
12/31/2014                     2.14                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.17                   0  $                0               0.50%                0.3%
12/31/2017                     3.16                   0                   0               0.50%               28.1%
12/31/2016                     2.46                   0                   0               0.50%                1.2%
12/31/2015                     2.44                   0                   0               0.50%               10.9%
12/31/2014                     2.20                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.28                   0  $                0               0.25%                0.5%
12/31/2017                     3.26                   0                   0               0.25%               28.4%
12/31/2016                     2.54                   0                   0               0.25%                1.4%
12/31/2015                     2.50                   0                   0               0.25%               11.2%
12/31/2014                     2.25                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.39                   0  $                0               0.00%                0.8%
12/31/2017                     3.36                   0                   0               0.00%               28.7%
12/31/2016                     2.61                   0                   0               0.00%                1.7%
12/31/2015                     2.57                   5                  13               0.00%               11.5%
12/31/2014                     2.30                   3                   8               0.00%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.9%
    2016        0.0%
    2015        0.4%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               JANUS HENDERSON FORTY FUND A CLASS - 47103A674

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        107,202  $       113,544            3,642
                                                       ===============  ===============
Receivables: investments sold                      95
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        107,297
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       107,297          43,788  $         2.45
Band 100                                        --              --            2.50
Band 75                                         --              --            2.56
Band 50                                         --              --            2.61
Band 25                                         --              --            2.67
Band 0                                          --              --            2.73
                                   ---------------  --------------
 Total                             $       107,297          43,788
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,374)
                                                                             -----------------
Net investment income (loss)                                                           (1,374)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  369
Realized gain distributions                                                             8,395
Net change in unrealized appreciation (depreciation)                                   (8,993)
                                                                             -----------------
Net gain (loss)                                                                          (229)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (1,603)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,374)  $           (298)
Net realized gain (loss)                                              369              1,300
Realized gain distributions                                         8,395              8,205
Net change in unrealized appreciation (depreciation)               (8,993)             4,980
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,603)            14,187
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           44,520             34,471
Cost of units redeemed                                             (2,261)           (20,599)
Account charges                                                       (11)                (8)
                                                         -----------------  -----------------
Increase (decrease)                                                42,248             13,864
                                                         -----------------  -----------------
Net increase (decrease)                                            40,645             28,051
Net assets, beginning                                              66,652             38,601
                                                         -----------------  -----------------
Net assets, ending                                       $        107,297   $         66,652
                                                         =================  =================

Units sold                                                         17,441             16,108
Units redeemed                                                       (836)            (9,012)
                                                         -----------------  -----------------
Net increase (decrease)                                            16,605              7,096
Units outstanding, beginning                                       27,183             20,087
                                                         -----------------  -----------------
Units outstanding, ending                                          43,788             27,183
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,025,953
Cost of units redeemed/account charges                                            (1,017,081)
Net investment income (loss)                                                          (9,302)
Net realized gain (loss)                                                              53,629
Realized gain distributions                                                           60,440
Net change in unrealized appreciation (depreciation)                                  (6,342)
                                                                            -----------------
Net assets                                                                  $        107,297
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                  44  $              107               1.25%               -0.1%
12/31/2017                     2.45                  27                  67               1.25%               27.6%
12/31/2016                     1.92                  20                  39               1.25%                0.8%
12/31/2015                     1.91                 169                 323               1.25%               10.5%
12/31/2014                     1.73                   0                   0               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   0  $                0               1.00%                0.2%
12/31/2017                     2.50                   0                   0               1.00%               27.9%
12/31/2016                     1.95                   0                   0               1.00%                1.0%
12/31/2015                     1.93                   0                   0               1.00%               10.7%
12/31/2014                     1.75                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.75%                0.4%
12/31/2017                     2.55                   0                   0               0.75%               28.2%
12/31/2016                     1.99                   0                   0               0.75%                1.3%
12/31/2015                     1.96                   0                   0               0.75%               11.0%
12/31/2014                     1.77                   0                   0               0.75%                7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.50%                0.7%
12/31/2017                     2.60                   0                   0               0.50%               28.6%
12/31/2016                     2.02                   0                   0               0.50%                1.5%
12/31/2015                     1.99                   0                   0               0.50%               11.3%
12/31/2014                     1.79                   0                   0               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.67                   0  $                0               0.25%                0.9%
12/31/2017                     2.65                   0                   0               0.25%               28.9%
12/31/2016                     2.05                   0                   0               0.25%                1.8%
12/31/2015                     2.02                   0                   0               0.25%               11.6%
12/31/2014                     1.81                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.73                   0  $                0               0.00%                1.2%
12/31/2017                     2.70                   0                   0               0.00%               29.2%
12/31/2016                     2.09                   0                   0               0.00%                2.0%
12/31/2015                     2.04                   0                   0               0.00%               11.8%
12/31/2014                     1.83                   0                   0               0.00%                8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.9%
    2016        0.0%
    2015        0.9%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         JANUS HENDERSON GROWTH AND INCOME FUND R CLASS - 47103C621

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       963,382   $       804,011           19,376
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (41)
                                     ----------------
Net assets                           $       963,341
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       232,964         113,259  $         2.06
Band 100                                   183,216          86,091            2.13
Band 75                                         --              --            2.20
Band 50                                    547,161         240,189            2.28
Band 25                                         --              --            2.36
Band 0                                          --              --            2.44
                                   ---------------  --------------
 Total                             $       963,341         439,539
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         15,667
Mortality & expense charges                                                           (7,725)
                                                                            -----------------
Net investment income (loss)                                                           7,942
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              36,611
Realized gain distributions                                                           51,651
Net change in unrealized appreciation (depreciation)                                (130,545)
                                                                            -----------------
Net gain (loss)                                                                      (42,283)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (34,341)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,942   $          9,032
Net realized gain (loss)                                           36,611             80,216
Realized gain distributions                                        51,651             13,509
Net change in unrealized appreciation (depreciation)             (130,545)           101,781
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (34,341)           204,538
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          127,894             52,636
Cost of units redeemed                                           (117,736)          (294,570)
Account charges                                                      (225)              (173)
                                                         -----------------  -----------------
Increase (decrease)                                                 9,933           (242,107)
                                                         -----------------  -----------------
Net increase (decrease)                                           (24,408)           (37,569)
Net assets, beginning                                             987,749          1,025,318
                                                         -----------------  -----------------
Net assets, ending                                       $        963,341   $        987,749
                                                         =================  =================

Units sold                                                         55,548             37,555
Units redeemed                                                    (50,756)          (156,325)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,792           (118,770)
Units outstanding, beginning                                      434,747            553,517
                                                         -----------------  -----------------
Units outstanding, ending                                         439,539            434,747
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,300,107
Cost of units redeemed/account charges                                           (2,072,104)
Net investment income (loss)                                                         53,069
Net realized gain (loss)                                                            154,018
Realized gain distributions                                                         368,880
Net change in unrealized appreciation (depreciation)                                159,371
                                                                            ----------------
Net assets                                                                  $       963,341
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                 113  $              233               1.25%               -3.8%
12/31/2017                     2.14                  99                 212               1.25%               22.6%
12/31/2016                     1.74                 117                 203               1.25%               10.9%
12/31/2015                     1.57                 114                 180               1.25%               -0.4%
12/31/2014                     1.58                 125                 198               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                  86  $              183               1.00%               -3.6%
12/31/2017                     2.21                  91                 200               1.00%               22.9%
12/31/2016                     1.80                  89                 159               1.00%               11.1%
12/31/2015                     1.62                  48                  78               1.00%               -0.2%
12/31/2014                     1.62                  51                  83               1.00%                9.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                   0  $                0               0.75%               -3.3%
12/31/2017                     2.28                   0                   0               0.75%               23.2%
12/31/2016                     1.85                   0                   0               0.75%               11.4%
12/31/2015                     1.66                   0                   0               0.75%                0.1%
12/31/2014                     1.66                   0                   0               0.75%                9.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                 240  $              547               0.50%               -3.1%
12/31/2017                     2.35                 245                 575               0.50%               23.5%
12/31/2016                     1.90                 348                 663               0.50%               11.7%
12/31/2015                     1.70                 351                 598               0.50%                0.3%
12/31/2014                     1.70                 461                 783               0.50%               10.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.36                   0  $                0               0.25%               -2.8%
12/31/2017                     2.43                   0                   0               0.25%               23.8%
12/31/2016                     1.96                   0                   0               0.25%               12.0%
12/31/2015                     1.75                   0                   0               0.25%                0.6%
12/31/2014                     1.74                   0                   0               0.25%               10.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               0.00%               -2.6%
12/31/2017                     2.50                   0                   0               0.00%               24.1%
12/31/2016                     2.02                   0                   0               0.00%               12.2%
12/31/2015                     1.80                   0                   0               0.00%                0.8%
12/31/2014                     1.78                   0                   0               0.00%               10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.6%
    2016        1.8%
    2015        1.1%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           JANUS HENDERSON MID CAP VALUE FUND R CLASS - 47103C233

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        748,200  $     1,009,091           59,146
                                                       ===============  ===============
Receivables: investments sold                   1,887
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        750,087
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       540,489         325,718  $         1.66
Band 100                                   103,899          60,710            1.71
Band 75                                         --              --            1.76
Band 50                                    105,699          58,126            1.82
Band 25                                         --              --            1.87
Band 0                                          --              --            1.93
                                   ---------------  --------------
 Total                             $       750,087         444,554
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,182
Mortality & expense charges                                                           (10,703)
                                                                             -----------------
Net investment income (loss)                                                           (4,521)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (31,249)
Realized gain distributions                                                            90,068
Net change in unrealized appreciation (depreciation)                                 (191,383)
                                                                             -----------------
Net gain (loss)                                                                      (132,564)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (137,085)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,521)  $        (12,807)
Net realized gain (loss)                                          (31,249)           (24,475)
Realized gain distributions                                        90,068            113,240
Net change in unrealized appreciation (depreciation)             (191,383)            53,065
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (137,085)           129,023
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          132,624            256,293
Cost of units redeemed                                           (372,397)          (431,750)
Account charges                                                      (462)              (477)
                                                         -----------------  -----------------
Increase (decrease)                                              (240,235)          (175,934)
                                                         -----------------  -----------------
Net increase (decrease)                                          (377,320)           (46,911)
Net assets, beginning                                           1,127,407          1,174,318
                                                         -----------------  -----------------
Net assets, ending                                       $        750,087   $      1,127,407
                                                         =================  =================

Units sold                                                         68,926            134,700
Units redeemed                                                   (193,024)          (235,297)
                                                         -----------------  -----------------
Net increase (decrease)                                          (124,098)          (100,597)
Units outstanding, beginning                                      568,652            669,249
                                                         -----------------  -----------------
Units outstanding, ending                                         444,554            568,652
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,761,024
Cost of units redeemed/account charges                                           (8,610,390)
Net investment income (loss)                                                        (10,014)
Net realized gain (loss)                                                            300,020
Realized gain distributions                                                       1,570,338
Net change in unrealized appreciation (depreciation)                               (260,891)
                                                                            ----------------
Net assets                                                                  $       750,087
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                 326  $              540               1.25%              -14.8%
12/31/2017                     1.95                 409                 798               1.25%               11.9%
12/31/2016                     1.74                 556                 968               1.25%               16.7%
12/31/2015                     1.49                 824               1,230               1.25%               -5.5%
12/31/2014                     1.58                 909               1,436               1.25%                7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                  61  $              104               1.00%              -14.6%
12/31/2017                     2.00                  69                 138               1.00%               12.2%
12/31/2016                     1.79                  69                 123               1.00%               17.0%
12/31/2015                     1.53                  72                 110               1.00%               -5.3%
12/31/2014                     1.61                  79                 127               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.75%              -14.4%
12/31/2017                     2.06                   0                   0               0.75%               12.5%
12/31/2016                     1.83                   0                   0               0.75%               17.3%
12/31/2015                     1.56                   0                   0               0.75%               -5.0%
12/31/2014                     1.65                   0                   0               0.75%                7.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                  58  $              106               0.50%              -14.2%
12/31/2017                     2.12                  90                 191               0.50%               12.8%
12/31/2016                     1.88                  45                  84               0.50%               17.5%
12/31/2015                     1.60                  46                  74               0.50%               -4.8%
12/31/2014                     1.68                  42                  70               0.50%                7.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.25%              -14.0%
12/31/2017                     2.18                   0                   0               0.25%               13.1%
12/31/2016                     1.93                   0                   0               0.25%               17.8%
12/31/2015                     1.64                   0                   0               0.25%               -4.6%
12/31/2014                     1.71                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%              -13.8%
12/31/2017                     2.24                   0                   0               0.00%               13.3%
12/31/2016                     1.98                   0                   0               0.00%               18.1%
12/31/2015                     1.67                  10                  17               0.00%               -4.3%
12/31/2014                     1.75                  14                  24               0.00%                8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.0%
    2016        1.0%
    2015        0.7%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           JANUS HENDERSON MID CAP VALUE FUND A CLASS - 47103C266

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       394,264  $        518,623           30,658
                                                      ================  ===============
Receivables: investments sold                    962
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       395,226
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       395,226         239,282  $         1.65
Band 100                                        --              --            1.69
Band 75                                         --              --            1.72
Band 50                                         --              --            1.76
Band 25                                         --              --            1.80
Band 0                                          --              --            1.84
                                   ---------------  --------------
 Total                             $       395,226         239,282
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $           4,649
Mortality & expense charges                                                             (1,936)
                                                                             -----------------
Net investment income (loss)                                                             2,713
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (168)
Realized gain distributions                                                             46,443
Net change in unrealized appreciation (depreciation)                                  (119,938)
                                                                             -----------------
Net gain (loss)                                                                        (73,663)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (70,950)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          2,713   $           (415)
Net realized gain (loss)                                              (168)               (60)
Realized gain distributions                                         46,443              6,374
Net change in unrealized appreciation (depreciation)              (119,938)            (1,651)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (70,950)             4,248
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           401,923             33,388
Cost of units redeemed                                                (134)            (1,184)
Account charges                                                         (1)                (6)
                                                          -----------------  -----------------
Increase (decrease)                                                401,788             32,198
                                                          -----------------  -----------------
Net increase (decrease)                                            330,838             36,446
Net assets, beginning                                               64,388             27,942
                                                          -----------------  -----------------
Net assets, ending                                        $        395,226   $         64,388
                                                          =================  =================

Units sold                                                         206,075             17,721
Units redeemed                                                         (79)              (651)
                                                          -----------------  -----------------
Net increase (decrease)                                            205,996             17,070
Units outstanding, beginning                                        33,286             16,216
                                                          -----------------  -----------------
Units outstanding, ending                                          239,282             33,286
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,201,549
Cost of units redeemed/account charges                                           (8,829,870)
Net investment income (loss)                                                         58,045
Net realized gain (loss)                                                            881,117
Realized gain distributions                                                       1,208,744
Net change in unrealized appreciation (depreciation)                               (124,359)
                                                                            ----------------
Net assets                                                                  $       395,226
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                 239  $              395               1.25%              -14.6%
12/31/2017                     1.93                  33                  64               1.25%               12.3%
12/31/2016                     1.72                  16                  28               1.25%               17.0%
12/31/2015                     1.47                  23                  33               1.25%               -5.2%
12/31/2014                     1.55                  19                  30               1.25%                7.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               1.00%              -14.4%
12/31/2017                     1.97                   0                   0               1.00%               12.5%
12/31/2016                     1.75                   0                   0               1.00%               17.3%
12/31/2015                     1.49                   0                   0               1.00%               -5.0%
12/31/2014                     1.57                   0                   0               1.00%                7.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.75%              -14.2%
12/31/2017                     2.01                   0                   0               0.75%               12.8%
12/31/2016                     1.78                   0                   0               0.75%               17.6%
12/31/2015                     1.51                   0                   0               0.75%               -4.7%
12/31/2014                     1.59                   0                   0               0.75%                8.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.50%              -14.0%
12/31/2017                     2.05                   0                   0               0.50%               13.1%
12/31/2016                     1.81                   0                   0               0.50%               17.9%
12/31/2015                     1.54                   0                   0               0.50%               -4.5%
12/31/2014                     1.61                   0                   0               0.50%                8.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.25%              -13.7%
12/31/2017                     2.09                   0                   0               0.25%               13.4%
12/31/2016                     1.84                   0                   0               0.25%               18.2%
12/31/2015                     1.56                   0                   0               0.25%               -4.2%
12/31/2014                     1.63                   0                   0               0.25%                8.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.00%              -13.5%
12/31/2017                     2.13                   0                   0               0.00%               13.7%
12/31/2016                     1.87                   0                   0               0.00%               18.5%
12/31/2015                     1.58                   0                   0               0.00%               -4.0%
12/31/2014                     1.64                   0                   0               0.00%                8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.1%
    2016        1.2%
    2015        1.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JANUS HENDERSON SMALL CAP VALUE FUND SERVICE CLASS - 47103C167

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,324,327  $      1,575,327           72,526
                                                      ================  ===============
Receivables: investments sold                 17,326
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,341,653
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,204,519         500,901  $          2.40
Band 100                                    13,473           5,393             2.50
Band 75                                         --              --             2.60
Band 50                                         --              --             2.70
Band 25                                         --              --             2.80
Band 0                                     123,661          42,476             2.91
                                    --------------  --------------
 Total                              $    1,341,653         548,770
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (16,784)
                                                                            -----------------
Net investment income (loss)                                                         (16,784)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,991
Realized gain distributions                                                           96,837
Net change in unrealized appreciation (depreciation)                                (316,465)
                                                                            -----------------
Net gain (loss)                                                                     (198,637)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (215,421)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,784)  $          6,419
Net realized gain (loss)                                           20,991             17,093
Realized gain distributions                                        96,837             97,400
Net change in unrealized appreciation (depreciation)             (316,465)            33,019
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (215,421)           153,931
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          669,375            307,289
Cost of units redeemed                                           (649,507)          (373,795)
Account charges                                                      (396)              (497)
                                                         -----------------  -----------------
Increase (decrease)                                                19,472            (67,003)
                                                         -----------------  -----------------
Net increase (decrease)                                          (195,949)            86,928
Net assets, beginning                                           1,537,602          1,450,674
                                                         -----------------  -----------------
Net assets, ending                                       $      1,341,653   $      1,537,602
                                                         =================  =================

Units sold                                                        241,447            117,460
Units redeemed                                                   (233,672)          (144,175)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,775            (26,715)
Units outstanding, beginning                                      540,995            567,710
                                                         -----------------  -----------------
Units outstanding, ending                                         548,770            540,995
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,580,540
Cost of units redeemed/account charges                                            (3,916,557)
Net investment income (loss)                                                          52,620
Net realized gain (loss)                                                              50,762
Realized gain distributions                                                          825,288
Net change in unrealized appreciation (depreciation)                                (251,000)
                                                                            -----------------
Net assets                                                                  $      1,341,653
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                 501  $            1,205               1.25%              -14.5%
12/31/2017                     2.81                 480               1,349               1.25%               11.0%
12/31/2016                     2.53                 500               1,268               1.25%               24.4%
12/31/2015                     2.04                 489                 996               1.25%               -4.1%
12/31/2014                     2.12                 606               1,287               1.25%                5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   5  $               13               1.00%              -14.3%
12/31/2017                     2.91                  38                 111               1.00%               11.2%
12/31/2016                     2.62                  50                 131               1.00%               24.7%
12/31/2015                     2.10                   8                  16               1.00%               -3.8%
12/31/2014                     2.18                   0                   0               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                   0  $                0               0.75%              -14.0%
12/31/2017                     3.02                   0                   0               0.75%               11.5%
12/31/2016                     2.71                   0                   0               0.75%               25.0%
12/31/2015                     2.17                   0                   0               0.75%               -3.6%
12/31/2014                     2.25                   0                   0               0.75%                6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                   0  $                0               0.50%              -13.8%
12/31/2017                     3.13                   0                   0               0.50%               11.8%
12/31/2016                     2.80                   0                   0               0.50%               25.4%
12/31/2015                     2.23                   0                   0               0.50%               -3.3%
12/31/2014                     2.31                   0                   0               0.50%                6.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.25%              -13.6%
12/31/2017                     3.24                   0                   0               0.25%               12.1%
12/31/2016                     2.89                   0                   0               0.25%               25.7%
12/31/2015                     2.30                   0                   0               0.25%               -3.1%
12/31/2014                     2.38                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.91                  42  $              124               0.00%              -13.4%
12/31/2017                     3.36                  23                  77               0.00%               12.4%
12/31/2016                     2.99                  17                  51               0.00%               26.0%
12/31/2015                     2.37                  17                  40               0.00%               -2.9%
12/31/2014                     2.44                  13                  32               0.00%                7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        1.6%
    2016        0.3%
    2015        2.1%
    2014        5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JANUS HENDERSON RESEARCH FUND A CLASS - 471023317

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        46,270  $         54,854            1,146
                                                      ================  ===============
Receivables: investments sold                    110
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        46,380
                                     ===============

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       46,380          36,249  $          1.28
Band 100                                        --              --             1.29
Band 75                                         --              --             1.31
Band 50                                         --              --             1.32
Band 25                                         --              --             1.33
Band 0                                          --              --             1.34
                                    --------------  --------------
 Total                              $       46,380          36,249
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             57
Mortality & expense charges                                                           (2,891)
                                                                            -----------------
Net investment income (loss)                                                          (2,834)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,562
Realized gain distributions                                                            4,485
Net change in unrealized appreciation (depreciation)                                  (2,844)
                                                                            -----------------
Net gain (loss)                                                                       14,203
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         11,369
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,834)  $            532
Net realized gain (loss)                                           12,562                 37
Realized gain distributions                                         4,485             14,093
Net change in unrealized appreciation (depreciation)               (2,844)            (5,153)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  11,369              9,509
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          229,192            289,197
Cost of units redeemed                                           (501,917)              (540)
Account charges                                                       (27)               (14)
                                                         -----------------  -----------------
Increase (decrease)                                              (272,752)           288,643
                                                         -----------------  -----------------
Net increase (decrease)                                          (261,383)           298,152
Net assets, beginning                                             307,763              9,611
                                                         -----------------  -----------------
Net assets, ending                                       $         46,380   $        307,763
                                                         =================  =================

Units sold                                                        163,003            221,970
Units redeemed                                                   (357,197)              (481)
                                                         -----------------  -----------------
Net increase (decrease)                                          (194,194)           221,489
Units outstanding, beginning                                      230,443              8,954
                                                         -----------------  -----------------
Units outstanding, ending                                          36,249            230,443
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        528,140
Cost of units redeemed/account charges                                              (502,498)
Net investment income (loss)                                                          (2,347)
Net realized gain (loss)                                                              12,602
Realized gain distributions                                                           19,067
Net change in unrealized appreciation (depreciation)                                  (8,584)
                                                                            -----------------
Net assets                                                                  $         46,380
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                  36  $               46               1.25%               -4.2%
12/31/2017                     1.34                 230                 308               1.25%               24.4%
12/31/2016                     1.07                   9                  10               1.25%                0.0%
12/31/2015                     1.07                   0                   0               1.25%                7.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -4.0%
12/31/2017                     1.35                   0                   0               1.00%               24.7%
12/31/2016                     1.08                   0                   0               1.00%                0.3%
12/31/2015                     1.08                   0                   0               1.00%                7.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.75%               -3.7%
12/31/2017                     1.36                   0                   0               0.75%               25.0%
12/31/2016                     1.08                   0                   0               0.75%                0.5%
12/31/2015                     1.08                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.50%               -3.5%
12/31/2017                     1.37                   0                   0               0.50%               25.4%
12/31/2016                     1.09                   0                   0               0.50%                0.8%
12/31/2015                     1.08                   0                   0               0.50%                8.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%               -3.2%
12/31/2017                     1.38                   0                   0               0.25%               25.7%
12/31/2016                     1.09                   0                   0               0.25%                1.0%
12/31/2015                     1.08                   0                   0               0.25%                8.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -3.0%
12/31/2017                     1.39                   0                   0               0.00%               26.0%
12/31/2016                     1.10                   0                   0               0.00%                1.3%
12/31/2015                     1.09                   0                   0               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.7%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               JANUS HENDERSON TRITON FUND A CLASS - 47103C373

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    11,321,101  $    12,658,004          458,344
                                                      ===============  ===============
Receivables: investments sold                235,292
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,556,393
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,556,393        8,760,757  $         1.32
Band 100                                        --               --            1.33
Band 75                                         --               --            1.35
Band 50                                         --               --            1.36
Band 25                                         --               --            1.37
Band 0                                          --               --            1.39
                                    --------------  ---------------
 Total                              $   11,556,393        8,760,757
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       195,268
Mortality & expense charges                                                        (135,630)
                                                                            ----------------
Net investment income (loss)                                                         59,638
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            491,764
Realized gain distributions                                                         625,001
Net change in unrealized appreciation (depreciation)                             (2,459,340)
                                                                            ----------------
Net gain (loss)                                                                  (1,342,575)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,282,937)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,638   $        (70,465)
Net realized gain (loss)                                          491,764            249,729
Realized gain distributions                                       625,001            402,108
Net change in unrealized appreciation (depreciation)           (2,459,340)           915,884
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,282,937)         1,497,256
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,623,145          5,202,399
Cost of units redeemed                                         (3,846,155)        (2,325,502)
Account charges                                                   (32,448)           (28,441)
                                                         -----------------  -----------------
Increase (decrease)                                             3,744,542          2,848,456
                                                         -----------------  -----------------
Net increase (decrease)                                         2,461,605          4,345,712
Net assets, beginning                                           9,094,788          4,749,076
                                                         -----------------  -----------------
Net assets, ending                                       $     11,556,393   $      9,094,788
                                                         =================  =================

Units sold                                                      5,118,336          4,777,229
Units redeemed                                                 (2,792,941)        (2,545,024)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,325,395          2,232,205
Units outstanding, beginning                                    6,435,362          4,203,157
                                                         -----------------  -----------------
Units outstanding, ending                                       8,760,757          6,435,362
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    17,964,156
Cost of units redeemed/account charges                                           (6,954,136)
Net investment income (loss)                                                        (48,707)
Net realized gain (loss)                                                            776,362
Realized gain distributions                                                       1,155,621
Net change in unrealized appreciation (depreciation)                             (1,336,903)
                                                                            ----------------
Net assets                                                                  $    11,556,393
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32               8,761  $           11,556               1.25%               -6.7%
12/31/2017                     1.41               6,435               9,095               1.25%               25.1%
12/31/2016                     1.13               4,203               4,749               1.25%                8.8%
12/31/2015                     1.04                   0                   0               1.25%                3.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               1.00%               -6.4%
12/31/2017                     1.42                   0                   0               1.00%               25.4%
12/31/2016                     1.14                   0                   0               1.00%                9.1%
12/31/2015                     1.04                   0                   0               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%               -6.2%
12/31/2017                     1.43                   0                   0               0.75%               25.7%
12/31/2016                     1.14                   0                   0               0.75%                9.3%
12/31/2015                     1.04                   0                   0               0.75%                4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.50%               -6.0%
12/31/2017                     1.44                   0                   0               0.50%               26.0%
12/31/2016                     1.15                   0                   0               0.50%                9.6%
12/31/2015                     1.05                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%               -5.7%
12/31/2017                     1.46                   0                   0               0.25%               26.3%
12/31/2016                     1.15                   0                   0               0.25%                9.9%
12/31/2015                     1.05                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%               -5.5%
12/31/2017                     1.47                   0                   0               0.00%               26.6%
12/31/2016                     1.16                   0                   0               0.00%               10.2%
12/31/2015                     1.05                   0                   0               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     JANUS HENDERSON RESEARCH FUND SERVICE CLASS - 471023275 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.27
Band 100                                        --              --            1.28
Band 75                                         --              --            1.30
Band 50                                         --              --            1.31
Band 25                                         --              --            1.32
Band 0                                          --              --            1.34
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.25%               -4.3%
12/31/2017                     1.33                   0                   0               1.25%               24.2%
12/31/2016                     1.07                   0                   0               1.25%               -0.1%
12/31/2015                     1.07                   0                   0               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%               -4.1%
12/31/2017                     1.34                   0                   0               1.00%               24.5%
12/31/2016                     1.08                   0                   0               1.00%                0.1%
12/31/2015                     1.07                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -3.9%
12/31/2017                     1.35                   0                   0               0.75%               24.9%
12/31/2016                     1.08                   0                   0               0.75%                0.4%
12/31/2015                     1.08                   0                   0               0.75%                7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -3.6%
12/31/2017                     1.36                   0                   0               0.50%               25.2%
12/31/2016                     1.09                   0                   0               0.50%                0.7%
12/31/2015                     1.08                   0                   0               0.50%                7.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -3.4%
12/31/2017                     1.37                   0                   0               0.25%               25.5%
12/31/2016                     1.09                   0                   0               0.25%                0.9%
12/31/2015                     1.08                   0                   0               0.25%                8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -3.1%
12/31/2017                     1.38                   0                   0               0.00%               25.8%
12/31/2016                     1.10                   0                   0               0.00%                1.2%
12/31/2015                     1.08                   0                   0               0.00%                8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            JANUS HENDERSON TRITON FUND SERVICE CLASS - 47103C332

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,431,108  $      2,706,585           99,350
                                                      ================  ===============
Receivables: investments sold                 13,392
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,444,500
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,717,706       1,303,770  $          1.32
Band 100                                         --              --             1.33
Band 75                                          --              --             1.34
Band 50                                          --              --             1.36
Band 25                                          --              --             1.37
Band 0                                      726,794         525,020             1.38
                                    ---------------  --------------
 Total                              $     2,444,500       1,828,790
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        41,517
Mortality & expense charges                                                         (27,506)
                                                                            ----------------
Net investment income (loss)                                                         14,011
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            274,074
Realized gain distributions                                                         132,885
Net change in unrealized appreciation (depreciation)                               (530,201)
                                                                            ----------------
Net gain (loss)                                                                    (123,242)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (109,231)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,011   $        (12,306)
Net realized gain (loss)                                          274,074             70,212
Realized gain distributions                                       132,885            124,809
Net change in unrealized appreciation (depreciation)             (530,201)           252,468
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (109,231)           435,183
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,673,932          1,551,362
Cost of units redeemed                                         (1,713,694)          (602,005)
Account charges                                                    (1,350)              (910)
                                                         -----------------  -----------------
Increase (decrease)                                               (41,112)           948,447
                                                         -----------------  -----------------
Net increase (decrease)                                          (150,343)         1,383,630
Net assets, beginning                                           2,594,843          1,211,213
                                                         -----------------  -----------------
Net assets, ending                                       $      2,444,500   $      2,594,843
                                                         =================  =================

Units sold                                                      1,102,019          1,228,700
Units redeemed                                                 (1,095,687)          (466,981)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,332            761,719
Units outstanding, beginning                                    1,822,458          1,060,739
                                                         -----------------  -----------------
Units outstanding, ending                                       1,828,790          1,822,458
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,552,550
Cost of units redeemed/account charges                                           (2,471,340)
Net investment income (loss)                                                         (2,903)
Net realized gain (loss)                                                            340,585
Realized gain distributions                                                         301,085
Net change in unrealized appreciation (depreciation)                               (275,477)
                                                                            ----------------
Net assets                                                                  $     2,444,500
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32               1,304  $            1,718               1.25%               -6.7%
12/31/2017                     1.41               1,405               1,983               1.25%               25.0%
12/31/2016                     1.13                 576                 650               1.25%                8.8%
12/31/2015                     1.04                 165                 172               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               1.00%               -6.4%
12/31/2017                     1.42                   0                   0               1.00%               25.3%
12/31/2016                     1.13                   0                   0               1.00%                9.0%
12/31/2015                     1.04                   0                   0               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.75%               -6.2%
12/31/2017                     1.43                   0                   0               0.75%               25.7%
12/31/2016                     1.14                   0                   0               0.75%                9.3%
12/31/2015                     1.04                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.50%               -6.0%
12/31/2017                     1.44                   0                   0               0.50%               26.0%
12/31/2016                     1.15                   0                   0               0.50%                9.6%
12/31/2015                     1.05                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%               -5.7%
12/31/2017                     1.45                   0                   0               0.25%               26.3%
12/31/2016                     1.15                   0                   0               0.25%                9.9%
12/31/2015                     1.05                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                 525  $              727               0.00%               -5.5%
12/31/2017                     1.46                 418                 612               0.00%               26.6%
12/31/2016                     1.16                 485                 561               0.00%               10.1%
12/31/2015                     1.05                   0                   0               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   JANUS HENDERSON U.S. MANAGED VOLATILITY FUND SERVICE CLASS - 47103A690

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       143,192   $       145,456           14,671
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (12)
                                     ----------------
Net assets                           $       143,180
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       106,458          92,279  $         1.15
Band 100                                    36,722          31,532            1.16
Band 75                                         --              --            1.18
Band 50                                         --              --            1.19
Band 25                                         --              --            1.20
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $       143,180         123,811
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,023
Mortality & expense charges                                                           (2,074)
                                                                            -----------------
Net investment income (loss)                                                             (51)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,110
Realized gain distributions                                                            8,475
Net change in unrealized appreciation (depreciation)                                 (29,011)
                                                                            -----------------
Net gain (loss)                                                                       (6,426)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (6,477)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (51)  $          5,578
Net realized gain (loss)                                           14,110             15,987
Realized gain distributions                                         8,475              1,797
Net change in unrealized appreciation (depreciation)              (29,011)            14,451
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (6,477)            37,813
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           39,688              9,824
Cost of units redeemed                                            (71,160)          (121,055)
Account charges                                                       (60)               (82)
                                                         -----------------  -----------------
Increase (decrease)                                               (31,532)          (111,313)
                                                         -----------------  -----------------
Net increase (decrease)                                           (38,009)           (73,500)
Net assets, beginning                                             181,189            254,689
                                                         -----------------  -----------------
Net assets, ending                                       $        143,180   $        181,189
                                                         =================  =================

Units sold                                                         46,324              8,842
Units redeemed                                                    (71,199)          (107,864)
                                                         -----------------  -----------------
Net increase (decrease)                                           (24,875)           (99,022)
Units outstanding, beginning                                      148,686            247,708
                                                         -----------------  -----------------
Units outstanding, ending                                         123,811            148,686
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,642,747
Cost of units redeemed/account charges                                            (7,293,217)
Net investment income (loss)                                                         (42,057)
Net realized gain (loss)                                                            (172,301)
Realized gain distributions                                                           10,272
Net change in unrealized appreciation (depreciation)                                  (2,264)
                                                                            -----------------
Net assets                                                                  $        143,180
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/24/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                  92  $              106               1.25%               -5.2%
12/31/2017                     1.22                 108                 132               1.25%               18.6%
12/31/2016                     1.03                 119                 122               1.25%                6.4%
12/31/2015                     0.96                 121                 117               1.25%               -3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                  32  $               37               1.00%               -4.9%
12/31/2017                     1.22                  40                  50               1.00%               18.9%
12/31/2016                     1.03                 129                 133               1.00%                6.7%
12/31/2015                     0.97                 141                 136               1.00%               -3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -4.7%
12/31/2017                     1.23                   0                   0               0.75%               19.2%
12/31/2016                     1.03                   0                   0               0.75%                6.9%
12/31/2015                     0.97                   0                   0               0.75%               -3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -4.4%
12/31/2017                     1.24                   0                   0               0.50%               19.5%
12/31/2016                     1.04                   0                   0               0.50%                7.2%
12/31/2015                     0.97                   0                   0               0.50%               -3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.25%               -4.2%
12/31/2017                     1.25                   0                   0               0.25%               19.8%
12/31/2016                     1.04                   0                   0               0.25%                7.5%
12/31/2015                     0.97                   0                   0               0.25%               -2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.00%               -3.9%
12/31/2017                     1.26                   0                   0               0.00%               20.1%
12/31/2016                     1.05                   0                   0               0.00%                7.7%
12/31/2015                     0.97                   0                   0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        3.7%
    2016        1.0%
    2015        8.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JANUS HENDERSON GLOBAL LIFE SCIENCES FUND S CLASS - 471023457

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        86,251  $         93,572            1,766
                                                      ================  ===============
Receivables: investments sold                    105
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        86,356
                                     ===============

                                                       UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       86,356          79,672  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       86,356          79,672
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,511
Mortality & expense charges                                                            (1,345)
                                                                             -----------------
Net investment income (loss)                                                            1,166
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,546
Realized gain distributions                                                             7,936
Net change in unrealized appreciation (depreciation)                                  (11,308)
                                                                             -----------------
Net gain (loss)                                                                         2,174
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,340
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,166   $           (998)
Net realized gain (loss)                                            5,546              6,630
Realized gain distributions                                         7,936                649
Net change in unrealized appreciation (depreciation)              (11,308)             6,143
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,340             12,424
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           45,560             91,569
Cost of units redeemed                                            (34,902)           (60,718)
Account charges                                                        (1)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                                10,657             30,850
                                                         -----------------  -----------------
Net increase (decrease)                                            13,997             43,274
Net assets, beginning                                              72,359             29,085
                                                         -----------------  -----------------
Net assets, ending                                       $         86,356   $         72,359
                                                         =================  =================

Units sold                                                         41,027             92,863
Units redeemed                                                    (29,892)           (57,562)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,135             35,301
Units outstanding, beginning                                       68,537             33,236
                                                         -----------------  -----------------
Units outstanding, ending                                          79,672             68,537
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        173,559
Cost of units redeemed/account charges                                              (100,584)
Net investment income (loss)                                                              63
Net realized gain (loss)                                                              11,776
Realized gain distributions                                                            8,863
Net change in unrealized appreciation (depreciation)                                  (7,321)
                                                                            -----------------
Net assets                                                                  $         86,356
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                  80  $               86               1.25%                2.7%
12/31/2017                     1.06                  69                  72               1.25%               20.6%
12/31/2016                     0.88                  33                  29               1.25%              -13.7%
12/31/2015                     1.01                   0                   0               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%                2.9%
12/31/2017                     1.06                   0                   0               1.00%               20.9%
12/31/2016                     0.88                   0                   0               1.00%              -13.5%
12/31/2015                     1.01                   0                   0               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%                3.2%
12/31/2017                     1.07                   0                   0               0.75%               21.2%
12/31/2016                     0.88                   0                   0               0.75%              -13.3%
12/31/2015                     1.01                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%                3.4%
12/31/2017                     1.07                   0                   0               0.50%               21.5%
12/31/2016                     0.88                   0                   0               0.50%              -13.0%
12/31/2015                     1.01                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%                3.7%
12/31/2017                     1.08                   0                   0               0.25%               21.9%
12/31/2016                     0.88                   0                   0               0.25%              -12.8%
12/31/2015                     1.02                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%                4.0%
12/31/2017                     1.08                   0                   0               0.00%               22.2%
12/31/2016                     0.89                   0                   0               0.00%              -12.6%
12/31/2015                     1.02                   0                   0               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        0.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JANUS HENDERSON GLOBAL LIFE SCIENCES FUND T CLASS - 471023671

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       156,398  $        159,415            3,113
                                                      ================  ===============
Receivables: investments sold                    270
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       156,668
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       156,668         143,414  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       156,668         143,414
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,440
Mortality & expense charges                                                            (2,034)
                                                                             -----------------
Net investment income (loss)                                                            2,406
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  210
Realized gain distributions                                                            14,032
Net change in unrealized appreciation (depreciation)                                  (12,820)
                                                                             -----------------
Net gain (loss)                                                                         1,422
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,828
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,406   $         (1,019)
Net realized gain (loss)                                              210              2,079
Realized gain distributions                                        14,032              1,267
Net change in unrealized appreciation (depreciation)              (12,820)            10,526
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,828             12,853
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,280            143,877
Cost of units redeemed                                                (54)           (21,738)
Account charges                                                        (5)               (14)
                                                         -----------------  -----------------
Increase (decrease)                                                 8,221            122,125
                                                         -----------------  -----------------
Net increase (decrease)                                            12,049            134,978
Net assets, beginning                                             144,619              9,641
                                                         -----------------  -----------------
Net assets, ending                                       $        156,668   $        144,619
                                                         =================  =================

Units sold                                                          7,213            146,296
Units redeemed                                                        (46)           (21,035)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,167            125,261
Units outstanding, beginning                                      136,247             10,986
                                                         -----------------  -----------------
Units outstanding, ending                                         143,414            136,247
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        162,581
Cost of units redeemed/account charges                                                (21,935)
Net investment income (loss)                                                            1,362
Net realized gain (loss)                                                                2,292
Realized gain distributions                                                            15,385
Net change in unrealized appreciation (depreciation)                                   (3,017)
                                                                             -----------------
Net assets                                                                   $        156,668
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                 143  $              157               1.25%                2.9%
12/31/2017                     1.06                 136                 145               1.25%               21.0%
12/31/2016                     0.88                  11                  10               1.25%              -13.5%
12/31/2015                     1.01                   0                   0               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%                3.2%
12/31/2017                     1.07                   0                   0               1.00%               21.3%
12/31/2016                     0.88                   0                   0               1.00%              -13.3%
12/31/2015                     1.01                   0                   0               1.00%                1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%                3.4%
12/31/2017                     1.07                   0                   0               0.75%               21.6%
12/31/2016                     0.88                   0                   0               0.75%              -13.0%
12/31/2015                     1.01                   0                   0               0.75%                1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%                3.7%
12/31/2017                     1.08                   0                   0               0.50%               21.9%
12/31/2016                     0.88                   0                   0               0.50%              -12.8%
12/31/2015                     1.02                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%                4.0%
12/31/2017                     1.08                   0                   0               0.25%               22.2%
12/31/2016                     0.89                   0                   0               0.25%              -12.6%
12/31/2015                     1.02                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%                4.2%
12/31/2017                     1.09                   0                   0               0.00%               22.5%
12/31/2016                     0.89                   0                   0               0.00%              -12.4%
12/31/2015                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        0.5%
    2016        0.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             JANUS HENDERSON ENTERPRISE FUND A CLASS - 47103C829

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,307,359  $     1,287,265           12,237
                                                       ===============  ===============
Receivables: investments sold                   3,353
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,310,712
                                     ================

                                                        UNITS        ACCUMULATION
                                      NET ASSETS     OUTSTANDING      UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,310,712         998,069  $          1.31
Band 100                                        --              --             1.32
Band 75                                         --              --             1.33
Band 50                                         --              --             1.34
Band 25                                         --              --             1.35
Band 0                                          --              --             1.36
                                    --------------  --------------
 Total                              $    1,310,712         998,069
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $           787
Mortality & expense charges                                                         (20,968)
                                                                            ----------------
Net investment income (loss)                                                        (20,181)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            138,769
Realized gain distributions                                                          76,934
Net change in unrealized appreciation (depreciation)                               (209,476)
                                                                            ----------------
Net gain (loss)                                                                       6,227
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (13,954)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (20,181)  $        (16,938)
Net realized gain (loss)                                          138,769             36,084
Realized gain distributions                                        76,934             28,393
Net change in unrealized appreciation (depreciation)             (209,476)           246,441
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,954)           293,980
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          392,924            762,584
Cost of units redeemed                                           (671,235)          (401,116)
Account charges                                                    (1,310)            (1,455)
                                                         -----------------  -----------------
Increase (decrease)                                              (279,621)           360,013
                                                         -----------------  -----------------
Net increase (decrease)                                          (293,575)           653,993
Net assets, beginning                                           1,604,287            950,294
                                                         -----------------  -----------------
Net assets, ending                                       $      1,310,712   $      1,604,287
                                                         =================  =================

Units sold                                                        279,598            647,141
Units redeemed                                                   (472,598)          (334,558)
                                                         -----------------  -----------------
Net increase (decrease)                                          (193,000)           312,583
Units outstanding, beginning                                    1,191,069            878,486
                                                         -----------------  -----------------
Units outstanding, ending                                         998,069          1,191,069
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,144,308
Cost of units redeemed/account charges                                           (1,110,681)
Net investment income (loss)                                                        (38,478)
Net realized gain (loss)                                                            174,357
Realized gain distributions                                                         121,112
Net change in unrealized appreciation (depreciation)                                 20,094
                                                                            ----------------
Net assets                                                                  $     1,310,712
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                 998  $            1,311               1.25%               -2.5%
12/31/2017                     1.35               1,191               1,604               1.25%               24.5%
12/31/2016                     1.08                 878                 950               1.25%                8.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%               -2.3%
12/31/2017                     1.35                   0                   0               1.00%               24.8%
12/31/2016                     1.08                   0                   0               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%               -2.0%
12/31/2017                     1.36                   0                   0               0.75%               25.1%
12/31/2016                     1.09                   0                   0               0.75%                8.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -1.8%
12/31/2017                     1.36                   0                   0               0.50%               25.4%
12/31/2016                     1.09                   0                   0               0.50%                8.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.25%               -1.5%
12/31/2017                     1.37                   0                   0               0.25%               25.8%
12/31/2016                     1.09                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.00%               -1.3%
12/31/2017                     1.37                   0                   0               0.00%               26.1%
12/31/2016                     1.09                   0                   0               0.00%                9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             JANUS HENDERSON ENTERPRISE FUND S CLASS - 47103C779

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      556,767   $       544,074            5,237
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (585)
                                     ---------------
Net assets                           $      556,182
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       556,182         423,918  $         1.31
Band 100                                        --              --            1.32
Band 75                                         --              --            1.33
Band 50                                         --              --            1.34
Band 25                                         --              --            1.35
Band 0                                          --              --            1.36
                                   ---------------  --------------
 Total                             $       556,182         423,918
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            337
Mortality & expense charges                                                           (7,679)
                                                                            -----------------
Net investment income (loss)                                                          (7,342)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              21,697
Realized gain distributions                                                           32,988
Net change in unrealized appreciation (depreciation)                                 (60,343)
                                                                            -----------------
Net gain (loss)                                                                       (5,658)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (13,000)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,342)  $         (5,578)
Net realized gain (loss)                                           21,697             14,016
Realized gain distributions                                        32,988              9,131
Net change in unrealized appreciation (depreciation)              (60,343)            73,257
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,000)            90,826
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          150,188            413,652
Cost of units redeemed                                            (92,561)           (99,844)
Account charges                                                      (169)              (140)
                                                         -----------------  -----------------
Increase (decrease)                                                57,458            313,668
                                                         -----------------  -----------------
Net increase (decrease)                                            44,458            404,494
Net assets, beginning                                             511,724            107,230
                                                         -----------------  -----------------
Net assets, ending                                       $        556,182   $        511,724
                                                         =================  =================

Units sold                                                        105,537            360,887
Units redeemed                                                    (61,779)           (79,878)
                                                         -----------------  -----------------
Net increase (decrease)                                            43,758            281,009
Units outstanding, beginning                                      380,160             99,151
                                                         -----------------  -----------------
Units outstanding, ending                                         423,918            380,160
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        692,464
Cost of units redeemed/account charges                                              (215,495)
Net investment income (loss)                                                         (13,074)
Net realized gain (loss)                                                              35,804
Realized gain distributions                                                           43,790
Net change in unrealized appreciation (depreciation)                                  12,693
                                                                            -----------------
Net assets                                                                  $        556,182
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                 424  $              556               1.25%               -2.5%
12/31/2017                     1.35                 380                 512               1.25%               24.5%
12/31/2016                     1.08                  99                 107               1.25%                8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%               -2.3%
12/31/2017                     1.35                   0                   0               1.00%               24.8%
12/31/2016                     1.08                   0                   0               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%               -2.0%
12/31/2017                     1.36                   0                   0               0.75%               25.1%
12/31/2016                     1.08                   0                   0               0.75%                8.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -1.8%
12/31/2017                     1.36                   0                   0               0.50%               25.4%
12/31/2016                     1.09                   0                   0               0.50%                8.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.25%               -1.5%
12/31/2017                     1.37                   0                   0               0.25%               25.7%
12/31/2016                     1.09                   0                   0               0.25%                8.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.00%               -1.3%
12/31/2017                     1.37                   0                   0               0.00%               26.0%
12/31/2016                     1.09                   0                   0               0.00%                9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JANUS HENDERSON BALANCED FUND N CLASS - 47103D108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,906,051   $     3,169,658           93,895
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,791)
                                     ----------------
Net assets                           $     2,904,260
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,904,260       2,503,379  $          1.16
Band 100                                         --              --             1.17
Band 75                                          --              --             1.17
Band 50                                          --              --             1.18
Band 25                                          --              --             1.18
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     2,904,260       2,503,379
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         30,284
Mortality & expense charges                                                           (13,645)
                                                                             -----------------
Net investment income (loss)                                                           16,639
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,850
Realized gain distributions                                                           143,660
Net change in unrealized appreciation (depreciation)                                 (267,348)
                                                                             -----------------
Net gain (loss)                                                                      (121,838)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (105,199)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,639   $            907
Net realized gain (loss)                                            1,850                 16
Realized gain distributions                                       143,660              4,660
Net change in unrealized appreciation (depreciation)             (267,348)             3,741
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (105,199)             9,324
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,001,445            135,918
Cost of units redeemed                                           (133,756)                (1)
Account charges                                                    (3,469)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                             2,864,220            135,915
                                                         -----------------  -----------------
Net increase (decrease)                                         2,759,021            145,239
Net assets, beginning                                             145,239                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,904,260   $        145,239
                                                         =================  =================

Units sold                                                      2,495,791            245,637
Units redeemed                                                   (116,984)          (121,065)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,378,807            124,572
Units outstanding, beginning                                      124,572                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,503,379            124,572
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,137,363
Cost of units redeemed/account charges                                               (137,228)
Net investment income (loss)                                                           17,546
Net realized gain (loss)                                                                1,866
Realized gain distributions                                                           148,320
Net change in unrealized appreciation (depreciation)                                 (263,607)
                                                                             -----------------
Net assets                                                                   $      2,904,260
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16               2,503  $            2,904               1.25%               -0.5%
12/31/2017                     1.17                 125                 145               1.25%               17.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%               -0.2%
12/31/2017                     1.17                   0                   0               1.00%               17.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%                0.0%
12/31/2017                     1.17                   0                   0               0.75%               17.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%                0.3%
12/31/2017                     1.18                   0                   0               0.50%               18.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%                0.5%
12/31/2017                     1.18                   0                   0               0.25%               18.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.00%                0.8%
12/31/2017                     1.18                   0                   0               0.00%               18.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             JANUS HENDERSON ENTERPRISE FUND N CLASS - 47103D405

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,336,323  $      1,505,710           12,095
                                                      ================  ===============
Receivables: investments sold                    132
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,336,455
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,336,455       1,110,724  $          1.20
Band 100                                         --              --             1.21
Band 75                                          --              --             1.22
Band 50                                          --              --             1.22
Band 25                                          --              --             1.23
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     1,336,455       1,110,724
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,771
Mortality & expense charges                                                            (3,207)
                                                                             -----------------
Net investment income (loss)                                                            1,564
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,955
Realized gain distributions                                                            76,425
Net change in unrealized appreciation (depreciation)                                 (173,360)
                                                                             -----------------
Net gain (loss)                                                                       (94,980)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (93,416)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,564   $           (242)
Net realized gain (loss)                                            1,955                724
Realized gain distributions                                        76,425                687
Net change in unrealized appreciation (depreciation)             (173,360)             3,973
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (93,416)             5,142
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,427,480             55,901
Cost of units redeemed                                            (37,571)           (21,081)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                             1,389,909             34,820
                                                         -----------------  -----------------
Net increase (decrease)                                         1,296,493             39,962
Net assets, beginning                                              39,962                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,336,455   $         39,962
                                                         =================  =================

Units sold                                                      1,108,405             51,385
Units redeemed                                                    (30,211)           (18,855)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,078,194             32,530
Units outstanding, beginning                                       32,530                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,110,724             32,530
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,483,381
Cost of units redeemed/account charges                                                (58,652)
Net investment income (loss)                                                            1,322
Net realized gain (loss)                                                                2,679
Realized gain distributions                                                            77,112
Net change in unrealized appreciation (depreciation)                                 (169,387)
                                                                             -----------------
Net assets                                                                   $      1,336,455
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20               1,111  $            1,336               1.25%               -2.1%
12/31/2017                     1.23                  33                  40               1.25%               25.1%
12/31/2016                     0.98                   0                   0               1.25%               -1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%               -1.8%
12/31/2017                     1.23                   0                   0               1.00%               25.4%
12/31/2016                     0.98                   0                   0               1.00%               -1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%               -1.6%
12/31/2017                     1.23                   0                   0               0.75%               25.7%
12/31/2016                     0.98                   0                   0               0.75%               -1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -1.3%
12/31/2017                     1.24                   0                   0               0.50%               26.0%
12/31/2016                     0.98                   0                   0               0.50%               -1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -1.1%
12/31/2017                     1.24                   0                   0               0.25%               26.3%
12/31/2016                     0.98                   0                   0               0.25%               -1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -0.8%
12/31/2017                     1.24                   0                   0               0.00%               26.6%
12/31/2016                     0.98                   0                   0               0.00%               -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           JANUS HENDERSON FLEXIBLE BOND FUND N CLASS - 47103D504

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       617,409  $        617,529           62,005
                                                      ================  ===============
Receivables: investments sold                    440
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       617,849
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       617,849         616,296  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       617,849         616,296
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         19,834
Mortality & expense charges                                                            (7,412)
                                                                             -----------------
Net investment income (loss)                                                           12,422
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (27,823)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (146)
                                                                             -----------------
Net gain (loss)                                                                       (27,969)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (15,547)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,422   $              4
Net realized gain (loss)                                          (27,823)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (146)                26
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (15,547)                30
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,495,409              6,522
Cost of units redeemed                                         (1,868,233)                --
Account charges                                                      (332)                --
                                                         -----------------  ----------------
Increase (decrease)                                               626,844              6,522
                                                         -----------------  ----------------
Net increase (decrease)                                           611,297              6,552
Net assets, beginning                                               6,552                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        617,849   $          6,552
                                                         =================  ================

Units sold                                                      2,489,791              6,395
Units redeemed                                                 (1,879,890)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           609,901              6,395
Units outstanding, beginning                                        6,395                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         616,296              6,395
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,501,931
Cost of units redeemed/account charges                                             (1,868,565)
Net investment income (loss)                                                           12,426
Net realized gain (loss)                                                              (27,823)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                     (120)
                                                                             -----------------
Net assets                                                                   $        617,849
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 616  $              618               1.25%               -2.1%
12/31/2017                     1.02                   6                   7               1.25%                2.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -1.9%
12/31/2017                     1.03                   0                   0               1.00%                2.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -1.7%
12/31/2017                     1.03                   0                   0               0.75%                3.0%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -1.4%
12/31/2017                     1.03                   0                   0               0.50%                3.3%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -1.2%
12/31/2017                     1.04                   0                   0               0.25%                3.6%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -0.9%
12/31/2017                     1.04                   0                   0               0.00%                3.8%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.4%
    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               JANUS HENDERSON TRITON FUND N CLASS - 47103D793

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     7,183,156  $      8,201,092          280,263
                                                      ================  ===============
Receivables: investments sold                 21,510
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,204,666
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,037,874       4,379,720  $          1.15
Band 100                                         --              --             1.16
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.17
Band 0                                    2,166,792       1,835,784             1.18
                                    ---------------  --------------
 Total                              $     7,204,666       6,215,504
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         93,714
Mortality & expense charges                                                          (19,442)
                                                                            -----------------
Net investment income (loss)                                                          74,272
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              94,201
Realized gain distributions                                                          299,955
Net change in unrealized appreciation (depreciation)                              (1,254,387)
                                                                            -----------------
Net gain (loss)                                                                     (860,231)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (785,959)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         74,272   $          3,305
Net realized gain (loss)                                           94,201             12,847
Realized gain distributions                                       299,955            111,140
Net change in unrealized appreciation (depreciation)           (1,254,387)           236,451
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (785,959)           363,743
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,397,171          2,271,496
Cost of units redeemed                                         (1,820,297)          (214,594)
Account charges                                                    (5,181)            (1,713)
                                                         -----------------  -----------------
Increase (decrease)                                             5,571,693          2,055,189
                                                         -----------------  -----------------
Net increase (decrease)                                         4,785,734          2,418,932
Net assets, beginning                                           2,418,932                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,204,666   $      2,418,932
                                                         =================  =================

Units sold                                                      5,871,031          2,136,105
Units redeemed                                                 (1,603,979)          (187,653)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,267,052          1,948,452
Units outstanding, beginning                                    1,948,452                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,215,504          1,948,452
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,668,667
Cost of units redeemed/account charges                                           (2,041,785)
Net investment income (loss)                                                         77,577
Net realized gain (loss)                                                            107,048
Realized gain distributions                                                         411,095
Net change in unrealized appreciation (depreciation)                             (1,017,936)
                                                                            ----------------
Net assets                                                                  $     7,204,666
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15               4,380  $            5,038               1.25%               -6.2%
12/31/2017                     1.23                 183                 224               1.25%               25.7%
12/31/2016                     0.98                   0                   0               1.25%               -2.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%               -6.0%
12/31/2017                     1.23                   0                   0               1.00%               26.0%
12/31/2016                     0.98                   0                   0               1.00%               -2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -5.8%
12/31/2017                     1.23                   0                   0               0.75%               26.3%
12/31/2016                     0.98                   0                   0               0.75%               -2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -5.5%
12/31/2017                     1.24                   0                   0               0.50%               26.6%
12/31/2016                     0.98                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%               -5.3%
12/31/2017                     1.24                   0                   0               0.25%               26.9%
12/31/2016                     0.98                   0                   0               0.25%               -2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18               1,836  $            2,167               0.00%               -5.0%
12/31/2017                     1.24               1,766               2,195               0.00%               27.2%
12/31/2016                     0.98                   0                   0               0.00%               -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          JANUS HENDERSON SMALL CAP VALUE FUND N CLASS - 47103D728

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        167,252  $       204,515            9,084
                                                       ===============  ===============
Receivables: investments sold                   3,500
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        170,752
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       170,752         179,039  $         0.95
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $       170,752         179,039
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            707
Mortality & expense charges                                                             (1,338)
                                                                              -----------------
Net investment income (loss)                                                              (631)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,550)
Realized gain distributions                                                             12,295
Net change in unrealized appreciation (depreciation)                                   (36,968)
                                                                              -----------------
Net gain (loss)                                                                        (28,223)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (28,854)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (631)  $            200
Net realized gain (loss)                                             (3,550)                 1
Realized gain distributions                                          12,295                802
Net change in unrealized appreciation (depreciation)                (36,968)              (295)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                   (28,854)               708
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            302,574             20,431
Cost of units redeemed                                             (123,725)               (86)
Account charges                                                        (296)                --
                                                          ------------------  -----------------
Increase (decrease)                                                 178,553             20,345
                                                          ------------------  -----------------
Net increase (decrease)                                             149,699             21,053
Net assets, beginning                                                21,053                 --
                                                          ------------------  -----------------
Net assets, ending                                        $         170,752   $         21,053
                                                          ==================  =================

Units sold                                                          282,659             19,049
Units redeemed                                                     (122,592)               (77)
                                                          ------------------  -----------------
Net increase (decrease)                                             160,067             18,972
Units outstanding, beginning                                         18,972                 --
                                                          ------------------  -----------------
Units outstanding, ending                                           179,039             18,972
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        323,005
Cost of units redeemed/account charges                                                (124,107)
Net investment income (loss)                                                              (431)
Net realized gain (loss)                                                                (3,549)
Realized gain distributions                                                             13,097
Net change in unrealized appreciation (depreciation)                                   (37,263)
                                                                              -----------------
Net assets                                                                    $        170,752
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                 179  $              171               1.25%              -14.1%
12/31/2017                     1.11                  19                  21               1.25%               11.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%              -13.8%
12/31/2017                     1.11                   0                   0               1.00%               11.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%              -13.6%
12/31/2017                     1.12                   0                   0               0.75%               12.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%              -13.4%
12/31/2017                     1.12                   0                   0               0.50%               12.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%              -13.2%
12/31/2017                     1.12                   0                   0               0.25%               12.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%              -13.0%
12/31/2017                     1.12                   0                   0               0.00%               12.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JANUS HENDERSON GLOBAL EQUITY INCOME FUND A CLASS - 47103X534 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.84
Band 100                                        --              --            0.85
Band 75                                         --              --            0.85
Band 50                                         --              --            0.85
Band 25                                         --              --            0.85
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               1.25%              -16.9%
12/31/2017                     1.02                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               1.00%              -16.7%
12/31/2017                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.75%              -16.5%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.50%              -16.3%
12/31/2017                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.25%              -16.1%
12/31/2017                     1.02                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.9%
12/31/2017                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JANUS HENDERSON GLOBAL EQUITY INCOME FUND N CLASS - 47103X484

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        126,274  $       132,586           20,107
                                                       ===============  ===============
Receivables: investments sold                   8,366
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        134,640
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       134,640         158,966  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.85
Band 50                                         --              --            0.85
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $       134,640         158,966
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           2,054
Mortality & expense charges                                                                 (104)
                                                                               ------------------
Net investment income (loss)                                                               1,950
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (6,312)
                                                                               ------------------
Net gain (loss)                                                                           (6,317)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (4,367)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,950   $             --
Net realized gain (loss)                                               (5)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (6,312)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,367)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          139,816                 --
Cost of units redeemed                                               (671)                --
Account charges                                                      (138)                --
                                                         -----------------  ----------------
Increase (decrease)                                               139,007                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           134,640                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        134,640   $             --
                                                         =================  ================

Units sold                                                        159,921                 --
Units redeemed                                                       (955)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           158,966                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         158,966                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         139,816
Cost of units redeemed/account charges                                                      (809)
Net investment income (loss)                                                               1,950
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                      (6,312)
                                                                               ------------------
Net assets                                                                     $         134,640
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                 159  $              135               1.25%              -16.7%
12/31/2017                     1.02                   0                   0               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               1.00%              -16.5%
12/31/2017                     1.02                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.75%              -16.3%
12/31/2017                     1.02                   0                   0               0.75%                1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.50%              -16.0%
12/31/2017                     1.02                   0                   0               0.50%                1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.25%              -15.8%
12/31/2017                     1.02                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -15.6%
12/31/2017                     1.02                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JANUS HENDERSON GLOBAL EQUITY INCOME FUND S CLASS - 47103X450

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $        36,101  $        41,746            5,785
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $        36,101
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           --              --  $          0.84
Band 100                                        --              --             0.84
Band 75                                         --              --             0.85
Band 50                                         --              --             0.85
Band 25                                         --              --             0.85
Band 0                                      36,101          42,315             0.85
                                    --------------  --------------
 Total                              $       36,101          42,315
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,198
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                           1,198
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (5,645)
                                                                            -----------------
Net gain (loss)                                                                       (5,645)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (4,447)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,198   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (5,645)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,447)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           40,548                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                40,548                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            36,101                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         36,101   $             --
                                                         =================  ================

Units sold                                                         42,315                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            42,315                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          42,315                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $         40,548
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                          1,198
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 (5,645)
                                                                           -----------------
Net assets                                                                 $         36,101
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               1.25%              -17.1%
12/31/2017                     1.02                   0                   0               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               1.00%              -16.9%
12/31/2017                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.75%              -16.7%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.50%              -16.5%
12/31/2017                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.25%              -16.2%
12/31/2017                     1.02                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                  42  $               36               0.00%              -16.0%
12/31/2017                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.6%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JANUS HENDERSON GLOBAL TECHNOLOGY FUND - 47103D181 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JANUS HENDERSON MULTI-SECTOR INCOME FUND N CLASS - 47103D496 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JANUS HENDERSON VENTURE FUND N CLASS - 47103D785 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2010 LIFETIME PORTFOLIO R6 CLASS - 47804U862

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           230  $           256               24
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           230
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           230             242  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $           230             242
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $              7
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                               7
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               11
Net change in unrealized appreciation (depreciation)                                     (26)
                                                                            -----------------
Net gain (loss)                                                                          (15)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $             (8)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              7   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            11                 --
Net change in unrealized appreciation (depreciation)                  (26)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      (8)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              238                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   238                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               230                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            230   $             --
                                                         =================  ================

Units sold                                                            242                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               242                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             242                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $            238
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                               7
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               11
Net change in unrealized appreciation (depreciation)                                     (26)
                                                                            -----------------
Net assets                                                                  $            230
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2015 LIFETIME PORTFOLIO R6 CLASS - 47804U821

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $           624   $           685               64
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $           619
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           619             656  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $           619             656
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             19
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                              19
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               25
Net change in unrealized appreciation (depreciation)                                     (61)
                                                                            -----------------
Net gain (loss)                                                                          (36)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (17)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             19   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            25                 --
Net change in unrealized appreciation (depreciation)                  (61)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (17)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              641                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (5)                --
                                                         -----------------  ----------------
Increase (decrease)                                                   636                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               619                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            619   $             --
                                                         =================  ================

Units sold                                                            661                 --
Units redeemed                                                         (5)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               656                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             656                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $            641
Cost of units redeemed/account charges                                                    (5)
Net investment income (loss)                                                              19
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               25
Net change in unrealized appreciation (depreciation)                                     (61)
                                                                            -----------------
Net assets                                                                  $            619
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   1  $                1               0.00%               -5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2020 LIFETIME PORTFOLIO R6 CLASS - 47804U771

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        26,045   $        29,147            2,646
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (8)
                                     ----------------
Net assets                           $        26,037
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       26,037          27,906  $          0.93
Band 100                                        --              --             0.93
Band 75                                         --              --             0.93
Band 50                                         --              --             0.94
Band 25                                         --              --             0.94
Band 0                                          --              --             0.94
                                    --------------  --------------
 Total                              $       26,037          27,906
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            771
Mortality & expense charges                                                              (27)
                                                                            -----------------
Net investment income (loss)                                                             744
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            1,314
Net change in unrealized appreciation (depreciation)                                  (3,102)
                                                                            -----------------
Net gain (loss)                                                                       (1,788)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (1,044)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            744   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                         1,314                 --
Net change in unrealized appreciation (depreciation)               (3,102)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,044)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           27,088                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (7)                --
                                                         -----------------  ----------------
Increase (decrease)                                                27,081                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            26,037                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         26,037   $             --
                                                         =================  ================

Units sold                                                         27,914                 --
Units redeemed                                                         (8)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            27,906                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          27,906                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         27,088
Cost of units redeemed/account charges                                                    (7)
Net investment income (loss)                                                             744
Net realized gain (loss)                                                                  --
Realized gain distributions                                                            1,314
Net change in unrealized appreciation (depreciation)                                  (3,102)
                                                                            -----------------
Net assets                                                                  $         26,037
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                  28  $               26               0.00%               -6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2025 LIFETIME PORTFOLIO R6 CLASS - 47804U730

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        41,237   $        46,886            4,157
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (21)
                                     ----------------
Net assets                           $        41,216
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       41,216          44,815  $          0.92
Band 100                                        --              --             0.92
Band 75                                         --              --             0.92
Band 50                                         --              --             0.92
Band 25                                         --              --             0.92
Band 0                                          --              --             0.92
                                    --------------  --------------
 Total                              $       41,216          44,815
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           1,178
Mortality & expense charges                                                                  (43)
                                                                               ------------------
Net investment income (loss)                                                               1,135
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                2,443
Net change in unrealized appreciation (depreciation)                                      (5,649)
                                                                               ------------------
Net gain (loss)                                                                           (3,207)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (2,072)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,135   $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                         2,443                 --
Net change in unrealized appreciation (depreciation)               (5,649)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,072)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           43,308                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (20)                --
                                                         -----------------  ----------------
Increase (decrease)                                                43,288                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            41,216                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         41,216   $             --
                                                         =================  ================

Units sold                                                         44,837                 --
Units redeemed                                                        (22)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            44,815                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          44,815                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          43,308
Cost of units redeemed/account charges                                                       (20)
Net investment income (loss)                                                               1,135
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                2,443
Net change in unrealized appreciation (depreciation)                                      (5,649)
                                                                               ------------------
Net assets                                                                     $          41,216
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                  45  $               41               0.00%               -8.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2030 LIFETIME PORTFOLIO R6 CLASS - 47804U680

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        46,834   $        53,783            4,674
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (31)
                                     ----------------
Net assets                           $        46,803
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       46,803          51,598  $          0.91
Band 100                                        --              --             0.91
Band 75                                         --              --             0.91
Band 50                                         --              --             0.91
Band 25                                         --              --             0.91
Band 0                                          --              --             0.91
                                    --------------  --------------
 Total                              $       46,803          51,598
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           1,266
Mortality & expense charges                                                                  (49)
                                                                               ------------------
Net investment income (loss)                                                               1,217
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                2,968
Net change in unrealized appreciation (depreciation)                                      (6,949)
                                                                               ------------------
Net gain (loss)                                                                           (3,983)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (2,766)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,217   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                         2,968                 --
Net change in unrealized appreciation (depreciation)               (6,949)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,766)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           49,599                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (30)                --
                                                         -----------------  ----------------
Increase (decrease)                                                49,569                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            46,803                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         46,803   $             --
                                                         =================  ================

Units sold                                                         51,631                 --
Units redeemed                                                        (33)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            51,598                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          51,598                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          49,599
Cost of units redeemed/account charges                                                       (30)
Net investment income (loss)                                                               1,217
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                2,968
Net change in unrealized appreciation (depreciation)                                      (6,949)
                                                                               ------------------
Net assets                                                                     $          46,803
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                  52  $               47               0.00%               -9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2035 LIFETIME PORTFOLIO R6 CLASS - 47804U649

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       203,706   $       237,309           20,249
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (65)
                                     ----------------
Net assets                           $       203,641
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       203,641         227,268  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $       203,641         227,268
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           5,316
Mortality & expense charges                                                                (217)
                                                                              ------------------
Net investment income (loss)                                                              5,099
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (11)
Realized gain distributions                                                              14,465
Net change in unrealized appreciation (depreciation)                                    (33,603)
                                                                              ------------------
Net gain (loss)                                                                         (19,149)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (14,050)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,099   $             --
Net realized gain (loss)                                              (11)                --
Realized gain distributions                                        14,465                 --
Net change in unrealized appreciation (depreciation)              (33,603)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (14,050)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          217,752                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (61)                --
                                                         -----------------  ----------------
Increase (decrease)                                               217,691                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           203,641                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        203,641   $             --
                                                         =================  ================

Units sold                                                        227,337                 --
Units redeemed                                                        (69)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           227,268                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         227,268                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         217,752
Cost of units redeemed/account charges                                                      (61)
Net investment income (loss)                                                              5,099
Net realized gain (loss)                                                                    (11)
Realized gain distributions                                                              14,465
Net change in unrealized appreciation (depreciation)                                    (33,603)
                                                                              ------------------
Net assets                                                                    $         203,641
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                 227  $              204               0.00%              -10.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2045 LIFETIME PORTFOLIO R6 CLASS - 47804U557

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       123,666   $       145,104           12,220
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (39)
                                     ----------------
Net assets                           $       123,627
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       123,627         139,447  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $       123,627         139,447
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           3,108
Mortality & expense charges                                                                 (131)
                                                                               ------------------
Net investment income (loss)                                                               2,977
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (7)
Realized gain distributions                                                                9,100
Net change in unrealized appreciation (depreciation)                                     (21,438)
                                                                               ------------------
Net gain (loss)                                                                          (12,345)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (9,368)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,977   $             --
Net realized gain (loss)                                               (7)                --
Realized gain distributions                                         9,100                 --
Net change in unrealized appreciation (depreciation)              (21,438)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (9,368)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          133,031                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (36)                --
                                                         -----------------  ----------------
Increase (decrease)                                               132,995                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           123,627                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        123,627   $             --
                                                         =================  ================

Units sold                                                        139,488                 --
Units redeemed                                                        (41)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           139,447                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         139,447                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         133,031
Cost of units redeemed/account charges                                                       (36)
Net investment income (loss)                                                               2,977
Net realized gain (loss)                                                                      (7)
Realized gain distributions                                                                9,100
Net change in unrealized appreciation (depreciation)                                     (21,438)
                                                                               ------------------
Net assets                                                                     $         123,627
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                 139  $              124               0.00%              -11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2050 LIFETIME PORTFOLIO R6 CLASS - 47804U516

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        42,023   $        49,198            4,111
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (27)
                                     ----------------
Net assets                           $        41,996
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       41,996          47,349  $          0.89
Band 100                                        --              --             0.89
Band 75                                         --              --             0.89
Band 50                                         --              --             0.89
Band 25                                         --              --             0.89
Band 0                                          --              --             0.89
                                    --------------  --------------
 Total                              $       41,996          47,349
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           1,044
Mortality & expense charges                                                                  (44)
                                                                               ------------------
Net investment income (loss)                                                               1,000
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                2,984
Net change in unrealized appreciation (depreciation)                                      (7,175)
                                                                               ------------------
Net gain (loss)                                                                           (4,193)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (3,193)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,000   $             --
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                         2,984                 --
Net change in unrealized appreciation (depreciation)               (7,175)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (3,193)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           45,215                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (26)                --
                                                         -----------------  ----------------
Increase (decrease)                                                45,189                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            41,996                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         41,996   $             --
                                                         =================  ================

Units sold                                                         47,379                 --
Units redeemed                                                        (30)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            47,349                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          47,349                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          45,215
Cost of units redeemed/account charges                                                       (26)
Net investment income (loss)                                                               1,000
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                2,984
Net change in unrealized appreciation (depreciation)                                      (7,175)
                                                                               ------------------
Net assets                                                                     $          41,996
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                  47  $               42               0.00%              -11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2055 LIFETIME PORTFOLIO R6 CLASS - 41015K367

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         2,477   $         2,869              245
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (20)
                                     ----------------
Net assets                           $         2,457
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,457            2,773  $         0.89
Band 100                                         --               --            0.89
Band 75                                          --               --            0.89
Band 50                                          --               --            0.89
Band 25                                          --               --            0.89
Band 0                                           --               --            0.89
                                    ---------------  ---------------
 Total                              $         2,457            2,773
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             61
Mortality & expense charges                                                              (2)
                                                                           ----------------
Net investment income (loss)                                                             59
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             177
Net change in unrealized appreciation (depreciation)                                   (392)
                                                                           ----------------
Net gain (loss)                                                                        (215)
                                                                           ----------------

Increase (decrease) in net assets from operations                          $           (156)
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             59   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           177                 --
Net change in unrealized appreciation (depreciation)                 (392)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (156)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,633                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (20)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,613                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,457                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          2,457   $             --
                                                         =================  ================

Units sold                                                          2,795                 --
Units redeemed                                                        (22)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,773                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           2,773                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $          2,633
Cost of units redeemed/account charges                                                  (20)
Net investment income (loss)                                                             59
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             177
Net change in unrealized appreciation (depreciation)                                   (392)
                                                                           ----------------
Net assets                                                                 $          2,457
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   3  $                2               0.00%              -11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2060 LIFETIME PORTFOLIO R6 CLASS - 47805T849

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         4,116   $         4,632              387
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (34)
                                     ----------------
Net assets                           $         4,082
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         4,082            4,603  $         0.89
Band 100                                         --               --            0.89
Band 75                                          --               --            0.89
Band 50                                          --               --            0.89
Band 25                                          --               --            0.89
Band 0                                           --               --            0.89
                                    ---------------  ---------------
 Total                              $         4,082            4,603
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             96
Mortality & expense charges                                                              (3)
                                                                           ----------------
Net investment income (loss)                                                             93
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             172
Net change in unrealized appreciation (depreciation)                                   (516)
                                                                           ----------------
Net gain (loss)                                                                        (344)
                                                                           ----------------

Increase (decrease) in net assets from operations                          $           (251)
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             93   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           172                 --
Net change in unrealized appreciation (depreciation)                 (516)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (251)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            4,367                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (34)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 4,333                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             4,082                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          4,082   $             --
                                                         =================  ================

Units sold                                                          4,641                 --
Units redeemed                                                        (38)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             4,603                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           4,603                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $          4,367
Cost of units redeemed/account charges                                                  (34)
Net investment income (loss)                                                             93
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             172
Net change in unrealized appreciation (depreciation)                                   (516)
                                                                           ----------------
Net assets                                                                 $          4,082
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   5  $                4               0.00%              -11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 JOHN HANCOCK BOND FUND R6 CLASS - 41223606

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         5,049   $         5,030              331
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         5,047
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,047            5,082  $         0.99
Band 100                                         --               --            0.99
Band 75                                          --               --            0.99
Band 50                                          --               --            1.00
Band 25                                          --               --            1.00
Band 0                                           --               --            1.00
                                    ---------------  ---------------
 Total                              $         5,047            5,082
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $              1
Mortality & expense charges                                                              --
                                                                           ----------------
Net investment income (loss)                                                              1
                                                                           ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     19
                                                                           ----------------
Net gain (loss)                                                                          19
                                                                           ----------------

Increase (decrease) in net assets from operations                          $             20
                                                                           ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   19                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      20                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            5,032                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        (5)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 5,027                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,047                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          5,047   $             --
                                                         =================  ================

Units sold                                                          5,087                 --
Units redeemed                                                         (5)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             5,082                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           5,082                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $          5,032
Cost of units redeemed/account charges                                                   (5)
Net investment income (loss)                                                              1
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                     19
                                                                           -----------------
Net assets                                                                 $          5,047
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   5  $                5               0.00%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JOHN HANCOCK FUNDS MULTI-INDEX INC PRESERVATION PORT R6 CLASS - 47804M613

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           184  $           191               17
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           184
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           184             186  $         0.99
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $           184             186
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              4
Mortality & expense charges                                                                 --
                                                                              -----------------
Net investment income (loss)                                                                 4
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                  1
Net change in unrealized appreciation (depreciation)                                        (7)
                                                                              -----------------
Net gain (loss)                                                                             (6)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             (2)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              4   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             1                 --
Net change in unrealized appreciation (depreciation)                   (7)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      (2)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              186                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   186                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               184                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            184   $             --
                                                         =================  ================

Units sold                                                            186                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               186                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             186                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $            186
Cost of units redeemed/account charges                                                     --
Net investment income (loss)                                                                4
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 1
Net change in unrealized appreciation (depreciation)                                       (7)
                                                                             -----------------
Net assets                                                                   $            184
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 JOHN HANCOCK FUNDS MULTI-INDEX 2040 LIFETIME PORTFOLIO R6 CLASS - 47804U599

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        86,982   $       102,249            8,586
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (35)
                                     ----------------
Net assets                           $        86,947
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       86,947          97,760  $          0.89
Band 100                                        --              --             0.89
Band 75                                         --              --             0.89
Band 50                                         --              --             0.89
Band 25                                         --              --             0.89
Band 0                                          --              --             0.89
                                    --------------  --------------
 Total                              $       86,947          97,760
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           2,198
Mortality & expense charges                                                                  (92)
                                                                               ------------------
Net investment income (loss)                                                               2,106
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                6,736
Net change in unrealized appreciation (depreciation)                                     (15,267)
                                                                               ------------------
Net gain (loss)                                                                           (8,536)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (6,430)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,106   $             --
Net realized gain (loss)                                               (5)                --
Realized gain distributions                                         6,736                 --
Net change in unrealized appreciation (depreciation)              (15,267)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (6,430)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           93,410                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (33)                --
                                                         -----------------  ----------------
Increase (decrease)                                                93,377                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            86,947                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         86,947   $             --
                                                         =================  ================

Units sold                                                         97,798                 --
Units redeemed                                                        (38)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            97,760                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          97,760                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          93,410
Cost of units redeemed/account charges                                                       (33)
Net investment income (loss)                                                               2,106
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                6,736
Net change in unrealized appreciation (depreciation)                                     (15,267)
                                                                               ------------------
Net assets                                                                     $          86,947
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                  98  $               87               0.00%              -11.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JPMORGAN EQUITY INCOME FUND R4 CLASS - 4812C2114

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        171,301  $       184,136           10,814
                                                       ===============  ===============
Receivables: investments sold                   1,252
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        172,553
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       172,553         165,466  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       172,553         165,466
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           2,444
Mortality & expense charges                                                              (1,294)
                                                                              ------------------
Net investment income (loss)                                                              1,150
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (92)
Realized gain distributions                                                               4,958
Net change in unrealized appreciation (depreciation)                                    (12,835)
                                                                              ------------------
Net gain (loss)                                                                          (7,969)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (6,819)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,150   $             --
Net realized gain (loss)                                              (92)                --
Realized gain distributions                                         4,958                 --
Net change in unrealized appreciation (depreciation)              (12,835)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (6,819)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          194,002                 --
Cost of units redeemed                                            (14,168)                --
Account charges                                                      (462)                --
                                                         -----------------  ----------------
Increase (decrease)                                               179,372                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           172,553                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        172,553   $             --
                                                         =================  ================

Units sold                                                        178,870                 --
Units redeemed                                                    (13,404)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           165,466                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         165,466                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         194,002
Cost of units redeemed/account charges                                                  (14,630)
Net investment income (loss)                                                              1,150
Net realized gain (loss)                                                                    (92)
Realized gain distributions                                                               4,958
Net change in unrealized appreciation (depreciation)                                    (12,835)
                                                                              ------------------
Net assets                                                                    $         172,553
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                 165  $              173               1.25%               -5.7%
12/31/2017                     1.11                   0                   0               1.25%               10.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -5.4%
12/31/2017                     1.11                   0                   0               1.00%               10.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -5.2%
12/31/2017                     1.11                   0                   0               0.75%               10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -4.9%
12/31/2017                     1.11                   0                   0               0.50%               11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -4.7%
12/31/2017                     1.11                   0                   0               0.25%               11.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -4.5%
12/31/2017                     1.11                   0                   0               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JPMORGAN EQUITY INCOME FUND R6 CLASS - 46636U876

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       794,402  $        822,722           50,119
                                                      ================  ===============
Receivables: investments sold                 12,045
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       806,447
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       806,447         770,003  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.06
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       806,447         770,003
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,180
Mortality & expense charges                                                            (1,846)
                                                                             -----------------
Net investment income (loss)                                                            2,334
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  329
Realized gain distributions                                                             8,313
Net change in unrealized appreciation (depreciation)                                  (28,320)
                                                                             -----------------
Net gain (loss)                                                                       (19,678)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (17,344)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,334   $             --
Net realized gain (loss)                                              329                 --
Realized gain distributions                                         8,313                 --
Net change in unrealized appreciation (depreciation)              (28,320)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (17,344)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          840,955                 --
Cost of units redeemed                                            (17,161)                --
Account charges                                                        (3)                --
                                                         -----------------  ----------------
Increase (decrease)                                               823,791                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           806,447                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        806,447   $             --
                                                         =================  ================

Units sold                                                        785,085                 --
Units redeemed                                                    (15,082)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           770,003                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         770,003                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        840,955
Cost of units redeemed/account charges                                                (17,164)
Net investment income (loss)                                                            2,334
Net realized gain (loss)                                                                  329
Realized gain distributions                                                             8,313
Net change in unrealized appreciation (depreciation)                                  (28,320)
                                                                             -----------------
Net assets                                                                   $        806,447
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 770  $              806               1.25%               -5.4%
12/31/2017                     1.11                   0                   0               1.25%               10.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -5.2%
12/31/2017                     1.11                   0                   0               1.00%               10.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -5.0%
12/31/2017                     1.11                   0                   0               0.75%               11.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -4.7%
12/31/2017                     1.11                   0                   0               0.50%               11.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -4.5%
12/31/2017                     1.11                   0                   0               0.25%               11.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -4.2%
12/31/2017                     1.11                   0                   0               0.00%               11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             JPMORGAN GOVERNMENT BOND FUND R4 CLASS - 4812C2130

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      194,695   $       191,438           18,902
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (113,059)
                                     ---------------
Net assets                           $       81,636
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       81,636          82,767  $          0.99
Band 100                                        --              --             0.99
Band 75                                         --              --             0.99
Band 50                                         --              --             1.00
Band 25                                         --              --             1.00
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $       81,636          82,767
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           1,485
Mortality & expense charges                                                                 (652)
                                                                               ------------------
Net investment income (loss)                                                                 833
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                       3,257
                                                                               ------------------
Net gain (loss)                                                                            3,256
                                                                               ------------------

Increase (decrease) in net assets from operations                              $           4,089
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            833   $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                3,257                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                   4,089                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          191,512                 --
Cost of units redeemed                                           (113,850)                --
Account charges                                                      (115)                --
                                                         -----------------  ----------------
Increase (decrease)                                                77,547                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            81,636                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         81,636   $             --
                                                         =================  ================

Units sold                                                        198,319                 --
Units redeemed                                                   (115,552)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            82,767                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          82,767                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         191,512
Cost of units redeemed/account charges                                                  (113,965)
Net investment income (loss)                                                                 833
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                       3,257
                                                                               ------------------
Net assets                                                                     $          81,636
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                  83  $               82               1.25%               -0.6%
12/31/2017                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -0.4%
12/31/2017                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -0.1%
12/31/2017                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%                0.1%
12/31/2017                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%                0.4%
12/31/2017                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.6%
12/31/2017                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.6%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             JPMORGAN GOVERNMENT BOND FUND R6 CLASS - 4812C0118

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         4,480  $         4,411               434
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         4,481
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         4,481            4,526  $         0.99
Band 100                                         --               --            0.99
Band 75                                          --               --            1.00
Band 50                                          --               --            1.00
Band 25                                          --               --            1.01
Band 0                                           --               --            1.01
                                    ---------------  ---------------
 Total                              $         4,481            4,526
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             187
Mortality & expense charges                                                                (74)
                                                                             -----------------
Net investment income (loss)                                                               113
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (170)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        69
                                                                             -----------------
Net gain (loss)                                                                           (101)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $              12
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            113   $             --
Net realized gain (loss)                                             (170)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   69                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      12                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           38,872                 --
Cost of units redeemed                                            (34,393)                --
Account charges                                                       (10)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 4,469                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             4,481                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          4,481   $             --
                                                         =================  ================

Units sold                                                         40,065                 --
Units redeemed                                                    (35,539)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             4,526                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           4,526                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $          38,872
Cost of units redeemed/account charges                                                 (34,403)
Net investment income (loss)                                                               113
Net realized gain (loss)                                                                  (170)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                        69
                                                                             -----------------
Net assets                                                                   $           4,481
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   5  $                4               1.25%               -0.4%
12/31/2017                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -0.1%
12/31/2017                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%                0.1%
12/31/2017                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%                0.4%
12/31/2017                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                0.6%
12/31/2017                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.9%
12/31/2017                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        8.3%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JPMORGAN MID CAP GROWTH FUND R4 CLASS - 4812CA603

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     1,240,655  $     1,459,009           41,885
                                                      ===============  ===============
Receivables: investments sold                100,231
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,340,886
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,340,886       1,294,538  $          1.04
Band 100                                         --              --             1.04
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     1,340,886       1,294,538
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (16,365)
                                                                            -----------------
Net investment income (loss)                                                         (16,365)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              35,985
Realized gain distributions                                                           84,050
Net change in unrealized appreciation (depreciation)                                (202,931)
                                                                            -----------------
Net gain (loss)                                                                      (82,896)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (99,261)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        (16,365)  $           (387)
Net realized gain (loss)                                            35,985                 (5)
Realized gain distributions                                         84,050             20,972
Net change in unrealized appreciation (depreciation)              (202,931)           (15,423)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (99,261)             5,157
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,241,776            770,601
Cost of units redeemed                                            (575,606)              (626)
Account charges                                                     (1,155)                --
                                                          -----------------  -----------------
Increase (decrease)                                                665,015            769,975
                                                          -----------------  -----------------
Net increase (decrease)                                            565,754            775,132
Net assets, beginning                                              775,132                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,340,886   $        775,132
                                                          =================  =================

Units sold                                                       1,070,906            701,141
Units redeemed                                                    (476,945)              (564)
                                                          -----------------  -----------------
Net increase (decrease)                                            593,961            700,577
Units outstanding, beginning                                       700,577                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,294,538            700,577
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,012,377
Cost of units redeemed/account charges                                              (577,387)
Net investment income (loss)                                                         (16,752)
Net realized gain (loss)                                                              35,980
Realized gain distributions                                                          105,022
Net change in unrealized appreciation (depreciation)                                (218,354)
                                                                            -----------------
Net assets                                                                  $      1,340,886
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               1,295  $            1,341               1.25%               -6.4%
12/31/2017                     1.11                 701                 775               1.25%               10.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -6.1%
12/31/2017                     1.11                   0                   0               1.00%               10.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -5.9%
12/31/2017                     1.11                   0                   0               0.75%               10.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -5.7%
12/31/2017                     1.11                   0                   0               0.50%               11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -5.4%
12/31/2017                     1.11                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.2%
12/31/2017                     1.11                   0                   0               0.00%               11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JPMORGAN MID CAP GROWTH FUND R6 CLASS - 4812C2288

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,566,680   $    3,146,432           85,017
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (15,318)
                                     ----------------
Net assets                           $     2,551,362
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,551,362       2,453,754  $          1.04
Band 100                                         --              --             1.04
Band 75                                          --              --             1.05
Band 50                                          --              --             1.05
Band 25                                          --              --             1.06
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     2,551,362       2,453,754
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (16,112)
                                                                             -----------------
Net investment income (loss)                                                          (16,112)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (22,054)
Realized gain distributions                                                           177,570
Net change in unrealized appreciation (depreciation)                                 (578,263)
                                                                             -----------------
Net gain (loss)                                                                      (422,747)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (438,859)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (16,112)  $           (338)
Net realized gain (loss)                                          (22,054)               487
Realized gain distributions                                       177,570              6,829
Net change in unrealized appreciation (depreciation)             (578,263)            (1,489)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (438,859)             5,489
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,954,334            120,697
Cost of units redeemed                                         (1,078,446)           (10,708)
Account charges                                                    (1,138)                (7)
                                                         -----------------  -----------------
Increase (decrease)                                             2,874,750            109,982
                                                         -----------------  -----------------
Net increase (decrease)                                         2,435,891            115,471
Net assets, beginning                                             115,471                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,551,362   $        115,471
                                                         =================  =================

Units sold                                                      3,483,820            113,930
Units redeemed                                                 (1,134,281)            (9,715)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,349,539            104,215
Units outstanding, beginning                                      104,215                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,453,754            104,215
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,075,031
Cost of units redeemed/account charges                                             (1,090,299)
Net investment income (loss)                                                          (16,450)
Net realized gain (loss)                                                              (21,567)
Realized gain distributions                                                           184,399
Net change in unrealized appreciation (depreciation)                                 (579,752)
                                                                             -----------------
Net assets                                                                   $      2,551,362
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               2,454  $            2,551               1.25%               -6.2%
12/31/2017                     1.11                 104                 115               1.25%               10.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -5.9%
12/31/2017                     1.11                   0                   0               1.00%               10.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -5.7%
12/31/2017                     1.11                   0                   0               0.75%               11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -5.4%
12/31/2017                     1.11                   0                   0               0.50%               11.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -5.2%
12/31/2017                     1.11                   0                   0               0.25%               11.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.0%
12/31/2017                     1.12                   0                   0               0.00%               11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JPMORGAN MID CAP VALUE FUND R4 CLASS - 46647B206

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        27,399  $         33,453              844
                                                      ================  ===============
Receivables: investments sold                    210
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        27,609
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,609          29,652  $          0.93
Band 100                                        --              --             0.93
Band 75                                         --              --             0.94
Band 50                                         --              --             0.94
Band 25                                         --              --             0.95
Band 0                                          --              --             0.95
                                    --------------  --------------
 Total                              $       27,609          29,652
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            475
Mortality & expense charges                                                               (334)
                                                                              -----------------
Net investment income (loss)                                                               141
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (948)
Realized gain distributions                                                              1,872
Net change in unrealized appreciation (depreciation)                                    (6,054)
                                                                              -----------------
Net gain (loss)                                                                         (5,130)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,989)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            141   $             --
Net realized gain (loss)                                             (948)                --
Realized gain distributions                                         1,872                 --
Net change in unrealized appreciation (depreciation)               (6,054)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,989)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           43,162                 --
Cost of units redeemed                                            (10,564)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                32,598                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            27,609                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         27,609   $             --
                                                         =================  ================

Units sold                                                         40,077                 --
Units redeemed                                                    (10,425)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            29,652                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          29,652                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         43,162
Cost of units redeemed/account charges                                                 (10,564)
Net investment income (loss)                                                               141
Net realized gain (loss)                                                                  (948)
Realized gain distributions                                                              1,872
Net change in unrealized appreciation (depreciation)                                    (6,054)
                                                                              -----------------
Net assets                                                                    $         27,609
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                  30  $               28               1.25%              -12.9%
12/31/2017                     1.07                   0                   0               1.25%                7.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%              -12.7%
12/31/2017                     1.07                   0                   0               1.00%                7.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -12.5%
12/31/2017                     1.07                   0                   0               0.75%                7.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -12.3%
12/31/2017                     1.07                   0                   0               0.50%                7.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -12.1%
12/31/2017                     1.08                   0                   0               0.25%                7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -11.8%
12/31/2017                     1.08                   0                   0               0.00%                7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              JPMORGAN MID CAP VALUE FUND R6 CLASS - 46647B404

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       634,376  $        778,432           19,246
                                                      ================  ===============
Receivables: investments sold                    213
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       634,589
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       634,589         679,250  $         0.93
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       634,589         679,250
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         10,902
Mortality & expense charges                                                            (4,051)
                                                                             -----------------
Net investment income (loss)                                                            6,851
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  404
Realized gain distributions                                                            38,348
Net change in unrealized appreciation (depreciation)                                 (144,056)
                                                                             -----------------
Net gain (loss)                                                                      (105,304)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (98,453)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,851   $             --
Net realized gain (loss)                                              404                 --
Realized gain distributions                                        38,348                 --
Net change in unrealized appreciation (depreciation)             (144,056)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (98,453)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          947,897                 --
Cost of units redeemed                                           (214,611)                --
Account charges                                                      (244)                --
                                                         -----------------  ----------------
Increase (decrease)                                               733,042                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           634,589                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        634,589   $             --
                                                         =================  ================

Units sold                                                        883,248                 --
Units redeemed                                                   (203,998)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           679,250                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         679,250                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        947,897
Cost of units redeemed/account charges                                               (214,855)
Net investment income (loss)                                                            6,851
Net realized gain (loss)                                                                  404
Realized gain distributions                                                            38,348
Net change in unrealized appreciation (depreciation)                                 (144,056)
                                                                             -----------------
Net assets                                                                   $        634,589
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 679  $              635               1.25%              -12.8%
12/31/2017                     1.07                   0                   0               1.25%                7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -12.5%
12/31/2017                     1.07                   0                   0               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -12.3%
12/31/2017                     1.07                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -12.1%
12/31/2017                     1.08                   0                   0               0.50%                7.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -11.9%
12/31/2017                     1.08                   0                   0               0.25%                7.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -11.7%
12/31/2017                     1.08                   0                   0               0.00%                7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2020 FUND R4 CLASS - 46641U341 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -6.0%
12/31/2017                     1.01                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -5.7%
12/31/2017                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -5.5%
12/31/2017                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -5.3%
12/31/2017                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -5.0%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.8%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2020 FUND R6 CLASS - 46636U595

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,604,189  $      2,854,889          143,421
                                                      ================  ===============
Receivables: investments sold                    205
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,604,394
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,604,394       2,709,383  $          0.96
Band 100                                         --              --             0.98
Band 75                                          --              --             0.97
Band 50                                          --              --             0.97
Band 25                                          --              --             0.97
Band 0                                           --              --             0.98
                                    ---------------  --------------
 Total                              $     2,604,394       2,709,383
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         39,289
Mortality & expense charges                                                           (15,041)
                                                                             -----------------
Net investment income (loss)                                                           24,248
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,317)
Realized gain distributions                                                            88,124
Net change in unrealized appreciation (depreciation)                                 (250,700)
                                                                             -----------------
Net gain (loss)                                                                      (172,893)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (148,645)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,248   $             --
Net realized gain (loss)                                          (10,317)                --
Realized gain distributions                                        88,124                 --
Net change in unrealized appreciation (depreciation)             (250,700)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (148,645)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,954,522                 --
Cost of units redeemed                                           (201,068)                --
Account charges                                                      (415)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,753,039                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,604,394                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      2,604,394   $             --
                                                         =================  ================

Units sold                                                      2,915,392                 --
Units redeemed                                                   (206,009)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,709,383                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,709,383                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,954,522
Cost of units redeemed/account charges                                               (201,483)
Net investment income (loss)                                                           24,248
Net realized gain (loss)                                                              (10,317)
Realized gain distributions                                                            88,124
Net change in unrealized appreciation (depreciation)                                 (250,700)
                                                                             -----------------
Net assets                                                                   $      2,604,394
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96               2,709  $            2,604               1.25%               -5.7%
12/31/2017                     1.02                   0                   0               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -4.5%
12/31/2017                     1.02                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -5.3%
12/31/2017                     1.02                   0                   0               0.75%                2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -5.0%
12/31/2017                     1.02                   0                   0               0.50%                2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%               -4.8%
12/31/2017                     1.02                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -4.5%
12/31/2017                     1.02                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2025 FUND R4 CLASS - 46641U325 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -7.1%
12/31/2017                     1.01                   0                   0               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%               -6.9%
12/31/2017                     1.01                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -6.7%
12/31/2017                     1.01                   0                   0               0.75%                0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -6.4%
12/31/2017                     1.01                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -6.2%
12/31/2017                     1.01                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -6.0%
12/31/2017                     1.01                   0                   0               0.00%                0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2025 FUND R6 CLASS - 46636U538

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,435,853   $     1,569,014           75,204
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $     1,435,852
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,435,852       1,508,457  $          0.95
Band 100                                         --              --             0.97
Band 75                                          --              --             0.96
Band 50                                          --              --             0.96
Band 25                                          --              --             0.96
Band 0                                           --              --             0.97
                                    ---------------  --------------
 Total                              $     1,435,852       1,508,457
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         18,461
Mortality & expense charges                                                             (6,109)
                                                                              -----------------
Net investment income (loss)                                                            12,352
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,073)
Realized gain distributions                                                             39,924
Net change in unrealized appreciation (depreciation)                                  (133,161)
                                                                              -----------------
Net gain (loss)                                                                        (94,310)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (81,958)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,352   $             --
Net realized gain (loss)                                           (1,073)                --
Realized gain distributions                                        39,924                 --
Net change in unrealized appreciation (depreciation)             (133,161)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (81,958)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,562,484                 --
Cost of units redeemed                                            (43,616)                --
Account charges                                                    (1,058)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,517,810                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,435,852                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,435,852   $             --
                                                         =================  ================

Units sold                                                      1,553,157                 --
Units redeemed                                                    (44,700)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,508,457                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,508,457                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,562,484
Cost of units redeemed/account charges                                                 (44,674)
Net investment income (loss)                                                            12,352
Net realized gain (loss)                                                                (1,073)
Realized gain distributions                                                             39,924
Net change in unrealized appreciation (depreciation)                                  (133,161)
                                                                              -----------------
Net assets                                                                    $      1,435,852
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95               1,508  $            1,436               1.25%               -6.9%
12/31/2017                     1.02                   0                   0               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -5.8%
12/31/2017                     1.02                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -6.5%
12/31/2017                     1.02                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -6.2%
12/31/2017                     1.02                   0                   0               0.50%                2.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -6.0%
12/31/2017                     1.02                   0                   0               0.25%                2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -5.7%
12/31/2017                     1.02                   0                   0               0.00%                2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2030 FUND R4 CLASS - 46641U291 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%               -8.0%
12/31/2017                     1.01                   0                   0               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%               -7.7%
12/31/2017                     1.01                   0                   0               1.00%                0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%               -7.5%
12/31/2017                     1.01                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -7.3%
12/31/2017                     1.01                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -7.0%
12/31/2017                     1.01                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.8%
12/31/2017                     1.01                   0                   0               0.00%                1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2030 FUND R6 CLASS - 46636U462

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,665,378  $     1,833,934           84,070
                                                       ===============  ===============
Receivables: investments sold                   1,044
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,666,422
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,666,422       1,760,645  $          0.95
Band 100                                         --              --             0.96
Band 75                                          --              --             0.95
Band 50                                          --              --             0.95
Band 25                                          --              --             0.96
Band 0                                           --              --             0.96
                                    ---------------  --------------
 Total                              $     1,666,422       1,760,645
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         20,282
Mortality & expense charges                                                            (6,627)
                                                                             -----------------
Net investment income (loss)                                                           13,655
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,544)
Realized gain distributions                                                            58,707
Net change in unrealized appreciation (depreciation)                                 (168,556)
                                                                             -----------------
Net gain (loss)                                                                      (122,393)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (108,738)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,655   $             --
Net realized gain (loss)                                          (12,544)                --
Realized gain distributions                                        58,707                 --
Net change in unrealized appreciation (depreciation)             (168,556)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (108,738)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,921,136                 --
Cost of units redeemed                                           (144,586)                --
Account charges                                                    (1,390)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,775,160                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,666,422                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,666,422   $             --
                                                         =================  ================

Units sold                                                      1,911,595                 --
Units redeemed                                                   (150,950)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,760,645                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,760,645                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,921,136
Cost of units redeemed/account charges                                               (145,976)
Net investment income (loss)                                                           13,655
Net realized gain (loss)                                                              (12,544)
Realized gain distributions                                                            58,707
Net change in unrealized appreciation (depreciation)                                 (168,556)
                                                                             -----------------
Net assets                                                                   $      1,666,422
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95               1,761  $            1,666               1.25%               -7.8%
12/31/2017                     1.03                   0                   0               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%               -6.6%
12/31/2017                     1.03                   0                   0               1.00%                2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -7.3%
12/31/2017                     1.03                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -7.1%
12/31/2017                     1.03                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -6.8%
12/31/2017                     1.03                   0                   0               0.25%                2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -6.6%
12/31/2017                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2035 FUND R4 CLASS - 46641U275 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.25%               -8.8%
12/31/2017                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -8.5%
12/31/2017                     1.01                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%               -8.3%
12/31/2017                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%               -8.1%
12/31/2017                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%               -7.8%
12/31/2017                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.6%
12/31/2017                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2035 FUND R6 CLASS - 46636U397

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,934,654  $     2,157,670           94,432
                                                       ===============  ===============
Receivables: investments sold                   1,172
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,935,826
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,935,826       2,056,421  $          0.94
Band 100                                         --              --             0.96
Band 75                                          --              --             0.95
Band 50                                          --              --             0.95
Band 25                                          --              --             0.95
Band 0                                           --              --             0.96
                                    ---------------  --------------
 Total                              $     1,935,826       2,056,421
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         23,458
Mortality & expense charges                                                             (8,185)
                                                                              -----------------
Net investment income (loss)                                                            15,273
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (243)
Realized gain distributions                                                             61,832
Net change in unrealized appreciation (depreciation)                                  (223,016)
                                                                              -----------------
Net gain (loss)                                                                       (161,427)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (146,154)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,273   $             --
Net realized gain (loss)                                             (243)                --
Realized gain distributions                                        61,832                 --
Net change in unrealized appreciation (depreciation)             (223,016)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (146,154)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,091,020                 --
Cost of units redeemed                                             (7,962)                --
Account charges                                                    (1,078)                --
                                                         -----------------  ----------------
Increase (decrease)                                             2,081,980                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,935,826                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,935,826   $             --
                                                         =================  ================

Units sold                                                      2,065,317                 --
Units redeemed                                                     (8,896)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         2,056,421                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       2,056,421                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,091,020
Cost of units redeemed/account charges                                                  (9,040)
Net investment income (loss)                                                            15,273
Net realized gain (loss)                                                                  (243)
Realized gain distributions                                                             61,832
Net change in unrealized appreciation (depreciation)                                  (223,016)
                                                                              -----------------
Net assets                                                                    $      1,935,826
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94               2,056  $            1,936               1.25%               -8.5%
12/31/2017                     1.03                   0                   0               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%               -7.4%
12/31/2017                     1.03                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -8.1%
12/31/2017                     1.03                   0                   0               0.75%                3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -7.8%
12/31/2017                     1.03                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -7.6%
12/31/2017                     1.03                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -7.4%
12/31/2017                     1.03                   0                   0               0.00%                3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2040 FUND R4 CLASS - 46641U259 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.25%               -9.4%
12/31/2017                     1.01                   0                   0               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -9.1%
12/31/2017                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%               -8.9%
12/31/2017                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%               -8.7%
12/31/2017                     1.01                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%               -8.4%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -8.2%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2040 FUND R6 CLASS - 46636U330

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       993,816  $      1,116,238           47,918
                                                      ================  ===============
Receivables: investments sold                    113
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       993,929
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      993,929       1,060,561  $          0.94
Band 100                                        --              --             0.95
Band 75                                         --              --             0.94
Band 50                                         --              --             0.95
Band 25                                         --              --             0.95
Band 0                                          --              --             0.95
                                    --------------  --------------
 Total                              $      993,929       1,060,561
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         11,455
Mortality & expense charges                                                             (3,744)
                                                                              -----------------
Net investment income (loss)                                                             7,711
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (475)
Realized gain distributions                                                             39,381
Net change in unrealized appreciation (depreciation)                                  (122,422)
                                                                              -----------------
Net gain (loss)                                                                        (83,516)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (75,805)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,711   $             --
Net realized gain (loss)                                             (475)                --
Realized gain distributions                                        39,381                 --
Net change in unrealized appreciation (depreciation)             (122,422)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (75,805)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,098,035                 --
Cost of units redeemed                                            (27,318)                --
Account charges                                                      (983)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,069,734                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           993,929                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        993,929   $             --
                                                         =================  ================

Units sold                                                      1,088,201                 --
Units redeemed                                                    (27,640)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,060,561                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,060,561                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,098,035
Cost of units redeemed/account charges                                                 (28,301)
Net investment income (loss)                                                             7,711
Net realized gain (loss)                                                                  (475)
Realized gain distributions                                                             39,381
Net change in unrealized appreciation (depreciation)                                  (122,422)
                                                                              -----------------
Net assets                                                                    $        993,929
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94               1,061  $              994               1.25%               -9.1%
12/31/2017                     1.03                   0                   0               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.0%
12/31/2017                     1.03                   0                   0               1.00%                3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.7%
12/31/2017                     1.03                   0                   0               0.75%                3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -8.4%
12/31/2017                     1.03                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -8.2%
12/31/2017                     1.03                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.0%
12/31/2017                     1.03                   0                   0               0.00%                3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2045 FUND R4 CLASS - 46641U234 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.91
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.25%               -9.7%
12/31/2017                     1.01                   0                   0               1.25%                1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -9.5%
12/31/2017                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%               -9.3%
12/31/2017                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%               -9.0%
12/31/2017                     1.01                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.25%               -8.8%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -8.6%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2045 FUND R6 CLASS - 46636U264

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       766,681  $        851,090           36,818
                                                      ================  ===============
Receivables: investments sold                    797
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       767,478
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       767,478         821,680  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       767,478         821,680
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,545
Mortality & expense charges                                                             (2,487)
                                                                              -----------------
Net investment income (loss)                                                             6,058
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (936)
Realized gain distributions                                                             23,995
Net change in unrealized appreciation (depreciation)                                   (84,409)
                                                                              -----------------
Net gain (loss)                                                                        (61,350)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (55,292)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,058   $             --
Net realized gain (loss)                                             (936)                --
Realized gain distributions                                        23,995                 --
Net change in unrealized appreciation (depreciation)              (84,409)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (55,292)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          853,993                 --
Cost of units redeemed                                            (30,107)                --
Account charges                                                    (1,116)                --
                                                         -----------------  ----------------
Increase (decrease)                                               822,770                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           767,478                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        767,478   $             --
                                                         =================  ================

Units sold                                                        852,580                 --
Units redeemed                                                    (30,900)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           821,680                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         821,680                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        853,993
Cost of units redeemed/account charges                                                 (31,223)
Net investment income (loss)                                                             6,058
Net realized gain (loss)                                                                  (936)
Realized gain distributions                                                             23,995
Net change in unrealized appreciation (depreciation)                                   (84,409)
                                                                              -----------------
Net assets                                                                    $        767,478
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 822  $              767               1.25%               -9.5%
12/31/2017                     1.03                   0                   0               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.3%
12/31/2017                     1.03                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -9.0%
12/31/2017                     1.03                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.8%
12/31/2017                     1.03                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -8.6%
12/31/2017                     1.03                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.3%
12/31/2017                     1.03                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2050 FUND R4 CLASS - 46641U218 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.91
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.25%               -9.7%
12/31/2017                     1.01                   0                   0               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -9.4%
12/31/2017                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%               -9.2%
12/31/2017                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%               -9.0%
12/31/2017                     1.01                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.25%               -8.8%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -8.5%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2050 FUND R6 CLASS - 46636U199

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       485,027  $        540,073           23,362
                                                      ================  ===============
Receivables: investments sold                    236
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       485,263
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       485,263         519,195  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       485,263         519,195
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,379
Mortality & expense charges                                                             (1,617)
                                                                              -----------------
Net investment income (loss)                                                             3,762
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,057)
Realized gain distributions                                                             16,879
Net change in unrealized appreciation (depreciation)                                   (55,046)
                                                                              -----------------
Net gain (loss)                                                                        (39,224)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (35,462)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,762   $             --
Net realized gain (loss)                                           (1,057)                --
Realized gain distributions                                        16,879                 --
Net change in unrealized appreciation (depreciation)              (55,046)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (35,462)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          548,162                 --
Cost of units redeemed                                            (26,467)                --
Account charges                                                      (970)                --
                                                         -----------------  ----------------
Increase (decrease)                                               520,725                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           485,263                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        485,263   $             --
                                                         =================  ================

Units sold                                                        546,761                 --
Units redeemed                                                    (27,566)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           519,195                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         519,195                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        548,162
Cost of units redeemed/account charges                                                 (27,437)
Net investment income (loss)                                                             3,762
Net realized gain (loss)                                                                (1,057)
Realized gain distributions                                                             16,879
Net change in unrealized appreciation (depreciation)                                   (55,046)
                                                                              -----------------
Net assets                                                                    $        485,263
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 519  $              485               1.25%               -9.4%
12/31/2017                     1.03                   0                   0               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.3%
12/31/2017                     1.03                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -9.0%
12/31/2017                     1.03                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.7%
12/31/2017                     1.03                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -8.5%
12/31/2017                     1.03                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.3%
12/31/2017                     1.03                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2055 FUND R4 CLASS - 46641U184 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.91
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.25%               -9.7%
12/31/2017                     1.01                   0                   0               1.25%                1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -9.5%
12/31/2017                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%               -9.3%
12/31/2017                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%               -9.1%
12/31/2017                     1.01                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.25%               -8.8%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -8.6%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2055 FUND R6 CLASS - 46636U132

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       316,560  $        351,716           15,374
                                                      ================  ===============
Receivables: investments sold                    795
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       317,355
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       317,355         339,943  $         0.93
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       317,355         339,943
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,620
Mortality & expense charges                                                             (1,187)
                                                                              -----------------
Net investment income (loss)                                                             2,433
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,151)
Realized gain distributions                                                              8,171
Net change in unrealized appreciation (depreciation)                                   (35,156)
                                                                              -----------------
Net gain (loss)                                                                        (28,136)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (25,703)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,433   $             --
Net realized gain (loss)                                           (1,151)                --
Realized gain distributions                                         8,171                 --
Net change in unrealized appreciation (depreciation)              (35,156)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (25,703)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          373,805                 --
Cost of units redeemed                                            (30,200)                --
Account charges                                                      (547)                --
                                                         -----------------  ----------------
Increase (decrease)                                               343,058                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           317,355                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        317,355   $             --
                                                         =================  ================

Units sold                                                        370,960                 --
Units redeemed                                                    (31,017)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           339,943                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         339,943                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        373,805
Cost of units redeemed/account charges                                                 (30,747)
Net investment income (loss)                                                             2,433
Net realized gain (loss)                                                                (1,151)
Realized gain distributions                                                              8,171
Net change in unrealized appreciation (depreciation)                                   (35,156)
                                                                              -----------------
Net assets                                                                    $        317,355
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 340  $              317               1.25%               -9.5%
12/31/2017                     1.03                   0                   0               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -8.4%
12/31/2017                     1.03                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -9.1%
12/31/2017                     1.03                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -8.8%
12/31/2017                     1.03                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -8.6%
12/31/2017                     1.03                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -8.4%
12/31/2017                     1.03                   0                   0               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND 2060 FUND R4 CLASS - 46641U168 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.25%               -9.3%
12/31/2017                     1.01                   0                   0               1.25%                1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -9.1%
12/31/2017                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%               -8.9%
12/31/2017                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.50%               -8.6%
12/31/2017                     1.01                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%               -8.4%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -8.2%
12/31/2017                     1.01                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        JPMORGAN SMARTRETIREMENT BLEND 2060 FUND R6 CLASS - 48127B524

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       137,734  $        150,762            8,656
                                                      ================  ===============
Receivables: investments sold                    172
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       137,906
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       137,906         146,879  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       137,906         146,879
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,548
Mortality & expense charges                                                               (532)
                                                                              -----------------
Net investment income (loss)                                                             1,016
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,130)
Realized gain distributions                                                              1,384
Net change in unrealized appreciation (depreciation)                                   (13,028)
                                                                              -----------------
Net gain (loss)                                                                        (12,774)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (11,758)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,016   $             --
Net realized gain (loss)                                           (1,130)                --
Realized gain distributions                                         1,384                 --
Net change in unrealized appreciation (depreciation)              (13,028)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (11,758)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          170,771                 --
Cost of units redeemed                                            (20,188)                --
Account charges                                                      (919)                --
                                                         -----------------  ----------------
Increase (decrease)                                               149,664                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           137,906                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        137,906   $             --
                                                         =================  ================

Units sold                                                        168,338                 --
Units redeemed                                                    (21,459)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           146,879                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         146,879                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        170,771
Cost of units redeemed/account charges                                                 (21,107)
Net investment income (loss)                                                             1,016
Net realized gain (loss)                                                                (1,130)
Realized gain distributions                                                              1,384
Net change in unrealized appreciation (depreciation)                                   (13,028)
                                                                              -----------------
Net assets                                                                    $        137,906
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                 147  $              138               1.25%               -9.1%
12/31/2017                     1.03                   0                   0               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -7.9%
12/31/2017                     1.03                   0                   0               1.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%               -8.6%
12/31/2017                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -8.4%
12/31/2017                     1.03                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -8.2%
12/31/2017                     1.03                   0                   0               0.25%                3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -7.9%
12/31/2017                     1.03                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  JPMORGAN SMARTRETIREMENT BLEND INC FUND R4 CLASS - 46641U366 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -5.3%
12/31/2017                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%               -5.0%
12/31/2017                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -4.8%
12/31/2017                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -4.6%
12/31/2017                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -4.3%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -4.1%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JPMORGAN SMARTRETIREMENT BLEND INCOME FUND R6 CLASS - 46636U736

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       64,289   $        68,037            3,919
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (453)
                                     ---------------
Net assets                           $       63,836
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       63,836          66,213  $          0.96
Band 100                                        --              --             0.98
Band 75                                         --              --             0.97
Band 50                                         --              --             0.97
Band 25                                         --              --             0.98
Band 0                                          --              --             0.98
                                    --------------  --------------
 Total                              $       63,836          66,213
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             595
Mortality & expense charges                                                                (139)
                                                                              ------------------
Net investment income (loss)                                                                456
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (12)
Realized gain distributions                                                               1,845
Net change in unrealized appreciation (depreciation)                                     (3,748)
                                                                              ------------------
Net gain (loss)                                                                          (1,915)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (1,459)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            456   $             --
Net realized gain (loss)                                              (12)                --
Realized gain distributions                                         1,845                 --
Net change in unrealized appreciation (depreciation)               (3,748)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (1,459)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           67,557                 --
Cost of units redeemed                                             (1,298)                --
Account charges                                                      (964)                --
                                                         -----------------  ----------------
Increase (decrease)                                                65,295                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            63,836                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         63,836   $             --
                                                         =================  ================

Units sold                                                         68,542                 --
Units redeemed                                                     (2,329)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            66,213                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          66,213                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          67,557
Cost of units redeemed/account charges                                                   (2,262)
Net investment income (loss)                                                                456
Net realized gain (loss)                                                                    (12)
Realized gain distributions                                                               1,845
Net change in unrealized appreciation (depreciation)                                     (3,748)
                                                                              ------------------
Net assets                                                                    $          63,836
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/30/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                  66  $               64               1.25%               -5.0%
12/31/2017                     1.01                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -3.8%
12/31/2017                     1.02                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -4.5%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -4.3%
12/31/2017                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -4.0%
12/31/2017                     1.02                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -3.8%
12/31/2017                     1.02                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            JPMORGAN U.S. SMALL COMPANY FUND R4 CLASS - 48127B441

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        12,716  $         15,957              870
                                                      ================  ===============
Receivables: investments sold                    306
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        13,022
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       13,022          13,892  $          0.94
Band 100                                        --              --             0.94
Band 75                                         --              --             0.94
Band 50                                         --              --             0.95
Band 25                                         --              --             0.95
Band 0                                          --              --             0.96
                                    --------------  --------------
 Total                              $       13,022          13,892
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             23
Mortality & expense charges                                                                (83)
                                                                              -----------------
Net investment income (loss)                                                               (60)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    18
Realized gain distributions                                                              1,253
Net change in unrealized appreciation (depreciation)                                    (3,241)
                                                                              -----------------
Net gain (loss)                                                                         (1,970)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,030)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (60)  $             --
Net realized gain (loss)                                               18                 --
Realized gain distributions                                         1,253                 --
Net change in unrealized appreciation (depreciation)               (3,241)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,030)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           15,291                 --
Cost of units redeemed                                               (219)                --
Account charges                                                       (20)                --
                                                         -----------------  ----------------
Increase (decrease)                                                15,052                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            13,022                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         13,022   $             --
                                                         =================  ================

Units sold                                                         14,103                 --
Units redeemed                                                       (211)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            13,892                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          13,892                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         15,291
Cost of units redeemed/account charges                                                    (239)
Net investment income (loss)                                                               (60)
Net realized gain (loss)                                                                    18
Realized gain distributions                                                              1,253
Net change in unrealized appreciation (depreciation)                                    (3,241)
                                                                              -----------------
Net assets                                                                    $         13,022
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                  14  $               13               1.25%              -13.4%
12/31/2017                     1.08                   0                   0               1.25%                8.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -13.2%
12/31/2017                     1.08                   0                   0               1.00%                8.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -12.9%
12/31/2017                     1.08                   0                   0               0.75%                8.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -12.7%
12/31/2017                     1.09                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -12.5%
12/31/2017                     1.09                   0                   0               0.25%                8.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%              -12.3%
12/31/2017                     1.09                   0                   0               0.00%                8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            JPMORGAN U.S. SMALL COMPANY FUND R6 CLASS - 48121L346

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        311,741  $       413,301           21,264
                                                       ===============  ===============
Receivables: investments sold                   2,059
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        313,800
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       313,800         333,109  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $       313,800         333,109
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,488
Mortality & expense charges                                                             (1,606)
                                                                              -----------------
Net investment income (loss)                                                              (118)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (253)
Realized gain distributions                                                             35,295
Net change in unrealized appreciation (depreciation)                                  (101,560)
                                                                              -----------------
Net gain (loss)                                                                        (66,518)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (66,636)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (118)  $             --
Net realized gain (loss)                                             (253)                --
Realized gain distributions                                        35,295                 --
Net change in unrealized appreciation (depreciation)             (101,560)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (66,636)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          510,185                 --
Cost of units redeemed                                           (129,597)                --
Account charges                                                      (152)                --
                                                         -----------------  ----------------
Increase (decrease)                                               380,436                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           313,800                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        313,800   $             --
                                                         =================  ================

Units sold                                                        445,660                 --
Units redeemed                                                   (112,551)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           333,109                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         333,109                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        510,185
Cost of units redeemed/account charges                                                (129,749)
Net investment income (loss)                                                              (118)
Net realized gain (loss)                                                                  (253)
Realized gain distributions                                                             35,295
Net change in unrealized appreciation (depreciation)                                  (101,560)
                                                                              -----------------
Net assets                                                                    $        313,800
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                 333  $              314               1.25%              -13.1%
12/31/2017                     1.08                   0                   0               1.25%                8.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%              -12.9%
12/31/2017                     1.09                   0                   0               1.00%                8.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%              -12.6%
12/31/2017                     1.09                   0                   0               0.75%                8.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -12.4%
12/31/2017                     1.09                   0                   0               0.50%                8.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%              -12.2%
12/31/2017                     1.09                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%              -12.0%
12/31/2017                     1.09                   0                   0               0.00%                9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             JPMORGAN VALUE ADVANTAGE FUND R4 CLASS - 46641U424

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,204,584  $     16,395,176          466,948
                                                      ================  ===============
Receivables: investments sold                 18,135
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,222,719
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   14,222,719      15,108,372  $          0.94
Band 100                                        --              --             0.95
Band 75                                         --              --             0.95
Band 50                                         --              --             0.95
Band 25                                         --              --             0.95
Band 0                                          --              --             0.95
                                    --------------  --------------
 Total                              $   14,222,719      15,108,372
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        261,722
Mortality & expense charges                                                          (173,313)
                                                                             -----------------
Net investment income (loss)                                                           88,409
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (38,914)
Realized gain distributions                                                           736,881
Net change in unrealized appreciation (depreciation)                               (2,190,592)
                                                                             -----------------
Net gain (loss)                                                                    (1,492,625)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $     (1,404,216)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         88,409   $             --
Net realized gain (loss)                                          (38,914)                --
Realized gain distributions                                       736,881                 --
Net change in unrealized appreciation (depreciation)           (2,190,592)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations              (1,404,216)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                       18,095,687                 --
Cost of units redeemed                                         (2,396,639)                --
Account charges                                                   (72,113)                --
                                                         -----------------  ----------------
Increase (decrease)                                            15,626,935                 --
                                                         -----------------  ----------------
Net increase (decrease)                                        14,222,719                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $     14,222,719   $             --
                                                         =================  ================

Units sold                                                     18,216,520                 --
Units redeemed                                                 (3,108,148)                --
                                                         -----------------  ----------------
Net increase (decrease)                                        15,108,372                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                      15,108,372                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     18,095,687
Cost of units redeemed/account charges                                             (2,468,752)
Net investment income (loss)                                                           88,409
Net realized gain (loss)                                                              (38,914)
Realized gain distributions                                                           736,881
Net change in unrealized appreciation (depreciation)                               (2,190,592)
                                                                             -----------------
Net assets                                                                   $     14,222,719
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94              15,108  $           14,223               1.25%              -10.3%
12/31/2017                     1.05                   0                   0               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -9.2%
12/31/2017                     1.05                   0                   0               1.00%                5.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -9.9%
12/31/2017                     1.05                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -9.6%
12/31/2017                     1.05                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -9.4%
12/31/2017                     1.05                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -9.2%
12/31/2017                     1.05                   0                   0               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.7%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JPMORGAN VALUE ADVANTAGE FUND R6 CLASS - 46641U382 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.96
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%              -10.1%
12/31/2017                     1.05                   0                   0               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%               -9.0%
12/31/2017                     1.05                   0                   0               1.00%                5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -9.6%
12/31/2017                     1.05                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -9.4%
12/31/2017                     1.05                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -9.2%
12/31/2017                     1.05                   0                   0               0.25%                5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -9.0%
12/31/2017                     1.05                   0                   0               0.00%                5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JPMORGAN LARGE CAP VALUE FUND R6 CLASS - 48121L833 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.85
Band 50                                         --              --            0.85
Band 25                                         --              --            0.85
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JPMORGAN LARGE CAP GROWTH FUND R6 CLASS - 48121L841 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.84
Band 100                                        --              --            0.84
Band 75                                         --              --            0.84
Band 50                                         --              --            0.84
Band 25                                         --              --            0.85
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       JPMORGAN SMALL CAP GROWTH FUND R6 CLASS - 48121L825 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.77
Band 100                                        --              --            0.78
Band 75                                         --              --            0.78
Band 50                                         --              --            0.78
Band 25                                         --              --            0.78
Band 0                                          --              --            0.78
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.77                   0  $                0               0.00%              -22.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -22.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -22.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -22.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -22.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      KNIGHTS OF COLUMBUS CORE BOND FUND INSTITUTIONAL CLASS - 00771X815
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.99
Band 75                                         --              --            0.99
Band 50                                         --              --            1.00
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -2.0%
12/31/2017                     1.00                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%               -1.7%
12/31/2017                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -1.5%
12/31/2017                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -1.2%
12/31/2017                     1.01                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -1.0%
12/31/2017                     1.01                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.7%
12/31/2017                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND - INSTITUTIONAL CLASS - 00771X757

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         38,352  $        44,099            3,778
                                                       ===============  ===============
Receivables: investments sold                      35
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         38,387
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       38,387          38,894  $          0.99
Band 100                                        --              --             0.99
Band 75                                         --              --             0.99
Band 50                                         --              --             1.00
Band 25                                         --              --             1.00
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $       38,387          38,894
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            876
Mortality & expense charges                                                              (625)
                                                                             -----------------
Net investment income (loss)                                                              251
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,135
Realized gain distributions                                                               980
Net change in unrealized appreciation (depreciation)                                   (8,176)
                                                                             -----------------
Net gain (loss)                                                                        (6,061)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,810)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            251   $            (81)
Net realized gain (loss)                                            1,135                 18
Realized gain distributions                                           980                 --
Net change in unrealized appreciation (depreciation)               (8,176)             2,429
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,810)             2,366
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              692             69,370
Cost of units redeemed                                            (25,812)            (2,346)
Account charges                                                       (63)               (10)
                                                         -----------------  -----------------
Increase (decrease)                                               (25,183)            67,014
                                                         -----------------  -----------------
Net increase (decrease)                                           (30,993)            69,380
Net assets, beginning                                              69,380                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         38,387   $         69,380
                                                         =================  =================

Units sold                                                            617             62,881
Units redeemed                                                    (22,510)            (2,094)
                                                         -----------------  -----------------
Net increase (decrease)                                           (21,893)            60,787
Units outstanding, beginning                                       60,787                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          38,894             60,787
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         70,062
Cost of units redeemed/account charges                                                (28,231)
Net investment income (loss)                                                              170
Net realized gain (loss)                                                                1,153
Realized gain distributions                                                               980
Net change in unrealized appreciation (depreciation)                                   (5,747)
                                                                             -----------------
Net assets                                                                   $         38,387
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                  39  $               38               1.25%              -13.5%
12/31/2017                     1.14                  61                  69               1.25%               14.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.00%              -13.3%
12/31/2017                     1.14                   0                   0               1.00%               14.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%              -13.1%
12/31/2017                     1.14                   0                   0               0.75%               14.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%              -12.9%
12/31/2017                     1.15                   0                   0               0.50%               14.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%              -12.7%
12/31/2017                     1.15                   0                   0               0.25%               14.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%              -12.4%
12/31/2017                     1.15                   0                   0               0.00%               14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND INST. CLASS - 00771X781 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.04
Band 100                                        --              --            1.05
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.25%               -6.2%
12/31/2017                     1.11                   0                   0               1.25%               11.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -5.9%
12/31/2017                     1.11                   0                   0               1.00%               11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -5.7%
12/31/2017                     1.11                   0                   0               0.75%               11.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -5.5%
12/31/2017                     1.12                   0                   0               0.50%               11.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -5.2%
12/31/2017                     1.12                   0                   0               0.25%               11.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.0%
12/31/2017                     1.12                   0                   0               0.00%               11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    CATHOLIC INVESTOR LARGE CAP VALUE FUND - INSTITUTIONAL CLASS - 00771X773

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        456,777  $       502,797           42,931
                                                       ===============  ===============
Receivables: investments sold                   1,596
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        458,373
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       458,373         460,845  $         0.99
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $       458,373         460,845
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          7,410
Mortality & expense charges                                                             (6,395)
                                                                              -----------------
Net investment income (loss)                                                             1,015
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 2,884
Realized gain distributions                                                              8,565
Net change in unrealized appreciation (depreciation)                                   (62,100)
                                                                              -----------------
Net gain (loss)                                                                        (50,651)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (49,636)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,015   $            435
Net realized gain (loss)                                             2,884                 65
Realized gain distributions                                          8,565              7,040
Net change in unrealized appreciation (depreciation)               (62,100)            16,080
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (49,636)            23,620
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            55,061            497,347
Cost of units redeemed                                             (58,005)            (9,638)
Account charges                                                       (304)               (72)
                                                          -----------------  -----------------
Increase (decrease)                                                 (3,248)           487,637
                                                          -----------------  -----------------
Net increase (decrease)                                            (52,884)           511,257
Net assets, beginning                                              511,257                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        458,373   $        511,257
                                                          =================  =================

Units sold                                                          49,437            472,549
Units redeemed                                                     (52,056)            (9,085)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,619)           463,464
Units outstanding, beginning                                       463,464                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          460,845            463,464
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        552,408
Cost of units redeemed/account charges                                                (68,019)
Net investment income (loss)                                                            1,450
Net realized gain (loss)                                                                2,949
Realized gain distributions                                                            15,605
Net change in unrealized appreciation (depreciation)                                  (46,020)
                                                                             -----------------
Net assets                                                                   $        458,373
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 461  $              458               1.25%               -9.8%
12/31/2017                     1.10                 463                 511               1.25%               10.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -9.6%
12/31/2017                     1.10                   0                   0               1.00%               10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -9.4%
12/31/2017                     1.11                   0                   0               0.75%               10.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -9.2%
12/31/2017                     1.11                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -8.9%
12/31/2017                     1.11                   0                   0               0.25%               10.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -8.7%
12/31/2017                     1.11                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   CATHOLIC INVESTOR SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS - 00771X765

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        361,509  $       478,823           40,573
                                                       ===============  ===============
Receivables: investments sold                   1,319
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        362,828
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       362,828         394,194  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $       362,828         394,194
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            375
Mortality & expense charges                                                             (5,742)
                                                                              -----------------
Net investment income (loss)                                                            (5,367)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,990)
Realized gain distributions                                                             41,594
Net change in unrealized appreciation (depreciation)                                  (107,166)
                                                                              -----------------
Net gain (loss)                                                                        (68,562)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (73,929)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (5,367)  $         (1,239)
Net realized gain (loss)                                            (2,990)                33
Realized gain distributions                                         41,594             23,038
Net change in unrealized appreciation (depreciation)              (107,166)           (10,148)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (73,929)            11,684
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            41,288            499,885
Cost of units redeemed                                             (98,320)           (17,401)
Account charges                                                       (306)               (73)
                                                          -----------------  -----------------
Increase (decrease)                                                (57,338)           482,411
                                                          -----------------  -----------------
Net increase (decrease)                                           (131,267)           494,095
Net assets, beginning                                              494,095                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        362,828   $        494,095
                                                          =================  =================

Units sold                                                          37,382            463,532
Units redeemed                                                     (90,527)           (16,193)
                                                          -----------------  -----------------
Net increase (decrease)                                            (53,145)           447,339
Units outstanding, beginning                                       447,339                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          394,194            447,339
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        541,173
Cost of units redeemed/account charges                                                (116,100)
Net investment income (loss)                                                            (6,606)
Net realized gain (loss)                                                                (2,957)
Realized gain distributions                                                             64,632
Net change in unrealized appreciation (depreciation)                                  (117,314)
                                                                              -----------------
Net assets                                                                    $        362,828
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                 394  $              363               1.25%              -16.7%
12/31/2017                     1.10                 447                 494               1.25%               10.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%              -16.5%
12/31/2017                     1.11                   0                   0               1.00%               10.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%              -16.2%
12/31/2017                     1.11                   0                   0               0.75%               10.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%              -16.0%
12/31/2017                     1.11                   0                   0               0.50%               10.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%              -15.8%
12/31/2017                     1.11                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%              -15.6%
12/31/2017                     1.11                   0                   0               0.00%               11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       LORD ABBETT BOND-DEBENTURE FUND A CLASS - 544004104 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.25%               -5.0%
12/31/2017                     1.14                   0                   0               1.25%                7.9%
12/31/2016                     1.06                   0                   0               1.25%               11.0%
12/31/2015                     0.96                   0                   0               1.25%               -3.0%
12/31/2014                     0.99                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -4.8%
12/31/2017                     1.15                   0                   0               1.00%                8.1%
12/31/2016                     1.07                   0                   0               1.00%               11.3%
12/31/2015                     0.96                   0                   0               1.00%               -2.7%
12/31/2014                     0.99                   0                   0               1.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -4.5%
12/31/2017                     1.17                   0                   0               0.75%                8.4%
12/31/2016                     1.07                   0                   0               0.75%               11.5%
12/31/2015                     0.96                   0                   0               0.75%               -2.5%
12/31/2014                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -4.3%
12/31/2017                     1.18                   0                   0               0.50%                8.7%
12/31/2016                     1.08                   0                   0               0.50%               11.8%
12/31/2015                     0.97                   0                   0               0.50%               -2.2%
12/31/2014                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -4.0%
12/31/2017                     1.19                   0                   0               0.25%                8.9%
12/31/2016                     1.09                   0                   0               0.25%               12.1%
12/31/2015                     0.97                   0                   0               0.25%               -2.0%
12/31/2014                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -3.8%
12/31/2017                     1.20                   0                   0               0.00%                9.2%
12/31/2016                     1.10                   0                   0               0.00%               12.4%
12/31/2015                     0.97                   0                   0               0.00%               -1.8%
12/31/2014                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            LORD ABBETT BOND-DEBENTURE FUND R3 CLASS - 544004807

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         28,663  $        28,471            3,845
                                                       ===============  ===============
Receivables: investments sold                      40
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         28,703
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       28,703          26,781  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       28,703          26,781
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             17
Mortality & expense charges                                                              (4)
                                                                           -----------------
Net investment income (loss)                                                             13
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    192
                                                                           -----------------
Net gain (loss)                                                                         192
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            205
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             13   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  192                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     205                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           28,643                 --
Cost of units redeemed                                               (145)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                28,498                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            28,703                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         28,703   $             --
                                                         =================  ================

Units sold                                                         26,922                 --
Units redeemed                                                       (141)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            26,781                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          26,781                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $         28,643
Cost of units redeemed/account charges                                                 (145)
Net investment income (loss)                                                             13
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    192
                                                                           -----------------
Net assets                                                                 $         28,703
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  27  $               29               1.25%               -5.4%
12/31/2017                     1.13                   0                   0               1.25%                7.6%
12/31/2016                     1.05                   0                   0               1.25%               10.7%
12/31/2015                     0.95                   0                   0               1.25%               -3.1%
12/31/2014                     0.98                   0                   0               1.25%               -1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -5.2%
12/31/2017                     1.14                   0                   0               1.00%                7.8%
12/31/2016                     1.06                   0                   0               1.00%               11.0%
12/31/2015                     0.96                   0                   0               1.00%               -2.9%
12/31/2014                     0.98                   0                   0               1.00%               -1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -4.9%
12/31/2017                     1.15                   0                   0               0.75%                8.1%
12/31/2016                     1.07                   0                   0               0.75%               11.2%
12/31/2015                     0.96                   0                   0               0.75%               -2.7%
12/31/2014                     0.99                   0                   0               0.75%               -1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -4.7%
12/31/2017                     1.16                   0                   0               0.50%                8.4%
12/31/2016                     1.07                   0                   0               0.50%               11.5%
12/31/2015                     0.96                   0                   0               0.50%               -2.4%
12/31/2014                     0.99                   0                   0               0.50%               -1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -4.5%
12/31/2017                     1.17                   0                   0               0.25%                8.6%
12/31/2016                     1.08                   0                   0               0.25%               11.8%
12/31/2015                     0.97                   0                   0               0.25%               -2.2%
12/31/2014                     0.99                   0                   0               0.25%               -1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -4.2%
12/31/2017                     1.18                   0                   0               0.00%                8.9%
12/31/2016                     1.09                   0                   0               0.00%               12.1%
12/31/2015                     0.97                   0                   0               0.00%               -1.9%
12/31/2014                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R3 CLASS - 543913776

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        132,259  $       146,512            9,907
                                                       ===============  ===============
Receivables: investments sold                      56
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        132,315
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       102,228          72,485  $         1.41
Band 100                                    30,087          21,056            1.43
Band 75                                         --              --            1.45
Band 50                                         --              --            1.47
Band 25                                         --              --            1.49
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $       132,315          93,541
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,363
Mortality & expense charges                                                           (2,353)
                                                                            -----------------
Net investment income (loss)                                                              10
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,186
Realized gain distributions                                                            9,180
Net change in unrealized appreciation (depreciation)                                 (33,095)
                                                                            -----------------
Net gain (loss)                                                                      (13,729)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (13,719)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             10   $          1,196
Net realized gain (loss)                                           10,186              4,140
Realized gain distributions                                         9,180             21,486
Net change in unrealized appreciation (depreciation)              (33,095)            28,257
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,719)            55,079
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           42,565             64,518
Cost of units redeemed                                           (224,415)          (104,273)
Account charges                                                       (59)               (69)
                                                         -----------------  -----------------
Increase (decrease)                                              (181,909)           (39,824)
                                                         -----------------  -----------------
Net increase (decrease)                                          (195,628)            15,255
Net assets, beginning                                             327,943            312,688
                                                         -----------------  -----------------
Net assets, ending                                       $        132,315   $        327,943
                                                         =================  =================

Units sold                                                         28,774             45,886
Units redeemed                                                   (152,228)           (71,850)
                                                         -----------------  -----------------
Net increase (decrease)                                          (123,454)           (25,964)
Units outstanding, beginning                                      216,995            242,959
                                                         -----------------  -----------------
Units outstanding, ending                                          93,541            216,995
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        575,708
Cost of units redeemed/account charges                                               (517,204)
Net investment income (loss)                                                            3,677
Net realized gain (loss)                                                                1,549
Realized gain distributions                                                            82,838
Net change in unrealized appreciation (depreciation)                                  (14,253)
                                                                             -----------------
Net assets                                                                   $        132,315
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                  72  $              102               1.25%               -6.1%
12/31/2017                     1.50                  96                 144               1.25%               17.3%
12/31/2016                     1.28                 103                 132               1.25%               13.5%
12/31/2015                     1.13                  76                  86               1.25%               -3.8%
12/31/2014                     1.17                  68                  80               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                  21  $               30               1.00%               -5.9%
12/31/2017                     1.52                 121                 184               1.00%               17.6%
12/31/2016                     1.29                 140                 180               1.00%               13.8%
12/31/2015                     1.13                  69                  78               1.00%               -3.6%
12/31/2014                     1.18                  69                  81               1.00%               10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.75%               -5.7%
12/31/2017                     1.53                   0                   0               0.75%               17.9%
12/31/2016                     1.30                   0                   0               0.75%               14.1%
12/31/2015                     1.14                   0                   0               0.75%               -3.3%
12/31/2014                     1.18                   0                   0               0.75%               10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.50%               -5.4%
12/31/2017                     1.55                   0                   0               0.50%               18.2%
12/31/2016                     1.31                   0                   0               0.50%               14.4%
12/31/2015                     1.15                   0                   0               0.50%               -3.1%
12/31/2014                     1.18                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.25%               -5.2%
12/31/2017                     1.57                   0                   0               0.25%               18.5%
12/31/2016                     1.32                   0                   0               0.25%               14.6%
12/31/2015                     1.15                   0                   0               0.25%               -2.9%
12/31/2014                     1.19                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.00%               -4.9%
12/31/2017                     1.58                   0                   0               0.00%               18.8%
12/31/2016                     1.33                   0                   0               0.00%               14.9%
12/31/2015                     1.16                   0                   0               0.00%               -2.6%
12/31/2014                     1.19                   0                   0               0.00%               11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.6%
    2016        1.6%
    2015        1.4%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND A CLASS - 543913859 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.43
Band 100                                        --              --            1.45
Band 75                                         --              --            1.47
Band 50                                         --              --            1.49
Band 25                                         --              --            1.51
Band 0                                          --              --            1.53
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         15,958
Cost of units redeemed/account charges                                                (16,809)
Net investment income (loss)                                                               --
Net realized gain (loss)                                                                  524
Realized gain distributions                                                               327
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.25%               -5.9%
12/31/2017                     1.52                   0                   0               1.25%               17.6%
12/31/2016                     1.29                   0                   0               1.25%               13.7%
12/31/2015                     1.14                   0                   0               1.25%               -3.6%
12/31/2014                     1.18                   0                   0               1.25%               10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               1.00%               -5.7%
12/31/2017                     1.53                   0                   0               1.00%               17.9%
12/31/2016                     1.30                   0                   0               1.00%               14.0%
12/31/2015                     1.14                   0                   0               1.00%               -3.3%
12/31/2014                     1.18                   0                   0               1.00%               10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.75%               -5.4%
12/31/2017                     1.55                   0                   0               0.75%               18.2%
12/31/2016                     1.31                   0                   0               0.75%               14.3%
12/31/2015                     1.15                   0                   0               0.75%               -3.1%
12/31/2014                     1.19                   0                   0               0.75%               10.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.50%               -5.2%
12/31/2017                     1.57                   0                   0               0.50%               18.5%
12/31/2016                     1.32                   0                   0               0.50%               14.6%
12/31/2015                     1.15                   0                   0               0.50%               -2.9%
12/31/2014                     1.19                   0                   0               0.50%               11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.25%               -5.0%
12/31/2017                     1.58                   0                   0               0.25%               18.8%
12/31/2016                     1.33                   0                   0               0.25%               14.8%
12/31/2015                     1.16                   0                   0               0.25%               -2.6%
12/31/2014                     1.19                   0                   0               0.25%               11.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.00%               -4.7%
12/31/2017                     1.60                   0                   0               0.00%               19.1%
12/31/2016                     1.34                   0                   0               0.00%               15.1%
12/31/2015                     1.17                   0                   0               0.00%               -2.4%
12/31/2014                     1.20                   0                   0               0.00%               11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           LORD ABBETT DEVELOPING GROWTH FUND A CLASS - 544006109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        200,225  $       232,869           10,858
                                                       ===============  ===============
Receivables: investments sold                   3,892
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        204,117
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       204,117         112,084  $         1.82
Band 100                                        --              --            1.86
Band 75                                         --              --            1.89
Band 50                                         --              --            1.93
Band 25                                         --              --            1.96
Band 0                                          --              --            2.00
                                   ---------------  --------------
 Total                             $       204,117         112,084
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,418)
                                                                             -----------------
Net investment income (loss)                                                           (2,418)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,654
Realized gain distributions                                                            50,361
Net change in unrealized appreciation (depreciation)                                  (56,000)
                                                                             -----------------
Net gain (loss)                                                                         3,015
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            597
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,418)  $         (2,606)
Net realized gain (loss)                                            8,654           (490,058)
Realized gain distributions                                        50,361                 --
Net change in unrealized appreciation (depreciation)              (56,000)           764,036
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     597            271,372
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           80,205            242,464
Cost of units redeemed                                            (37,963)        (3,677,524)
Account charges                                                       (68)            (2,684)
                                                         -----------------  -----------------
Increase (decrease)                                                42,174         (3,437,744)
                                                         -----------------  -----------------
Net increase (decrease)                                            42,771         (3,166,372)
Net assets, beginning                                             161,346          3,327,718
                                                         -----------------  -----------------
Net assets, ending                                       $        204,117   $        161,346
                                                         =================  =================

Units sold                                                         38,552            156,925
Units redeemed                                                    (18,414)        (2,349,435)
                                                         -----------------  -----------------
Net increase (decrease)                                            20,138         (2,192,510)
Units outstanding, beginning                                       91,946          2,284,456
                                                         -----------------  -----------------
Units outstanding, ending                                         112,084             91,946
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,332,835
Cost of units redeemed/account charges                                           (11,606,654)
Net investment income (loss)                                                         (32,596)
Net realized gain (loss)                                                            (387,286)
Realized gain distributions                                                        1,930,462
Net change in unrealized appreciation (depreciation)                                 (32,644)
                                                                            -----------------
Net assets                                                                  $        204,117
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                 112  $              204               1.25%                3.8%
12/31/2017                     1.75                  92                 161               1.25%               28.3%
12/31/2016                     1.37                 203                 278               1.25%               -3.9%
12/31/2015                     1.42                 290                 413               1.25%              -10.0%
12/31/2014                     1.58                 360                 570               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               1.00%                4.0%
12/31/2017                     1.78                   0                   0               1.00%               28.6%
12/31/2016                     1.39                   0                   0               1.00%               -3.7%
12/31/2015                     1.44                   0                   0               1.00%               -9.8%
12/31/2014                     1.60                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.75%                4.3%
12/31/2017                     1.81                   0                   0               0.75%               28.9%
12/31/2016                     1.41                   0                   0               0.75%               -3.4%
12/31/2015                     1.46                   0                   0               0.75%               -9.6%
12/31/2014                     1.61                   0                   0               0.75%                2.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.50%                4.6%
12/31/2017                     1.84                   0                   0               0.50%               29.3%
12/31/2016                     1.43                   0                   0               0.50%               -3.2%
12/31/2015                     1.47                   0                   0               0.50%               -9.3%
12/31/2014                     1.62                   0                   0               0.50%                2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.25%                4.8%
12/31/2017                     1.87                   0                   0               0.25%               29.6%
12/31/2016                     1.45                   0                   0               0.25%               -3.0%
12/31/2015                     1.49                   0                   0               0.25%               -9.1%
12/31/2014                     1.64                   0                   0               0.25%                3.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.00%                5.1%
12/31/2017                     1.90                   0                   0               0.00%               29.9%
12/31/2016                     1.47               2,082               3,050               0.00%               -2.7%
12/31/2015                     1.51               2,074               3,124               0.00%               -8.9%
12/31/2014                     1.65               1,906               3,152               0.00%                3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           LORD ABBETT DEVELOPING GROWTH FUND P CLASS - 544006406

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,546,799   $     1,890,223           87,538
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,551)
                                     ----------------
Net assets                           $     1,542,248
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      837,543         257,104  $          3.26
Band 100                                   412,682         122,309             3.37
Band 75                                         --              --             3.49
Band 50                                         --              --             3.62
Band 25                                         --              --             3.75
Band 0                                     292,023          75,206             3.88
                                    --------------  --------------
 Total                              $    1,542,248         454,619
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (17,698)
                                                                            -----------------
Net investment income (loss)                                                         (17,698)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              71,281
Realized gain distributions                                                          417,574
Net change in unrealized appreciation (depreciation)                                (374,019)
                                                                            -----------------
Net gain (loss)                                                                      114,836
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         97,138
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,698)  $        (14,978)
Net realized gain (loss)                                           71,281            (81,657)
Realized gain distributions                                       417,574                 --
Net change in unrealized appreciation (depreciation)             (374,019)           512,721
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  97,138            416,086
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          362,927            143,201
Cost of units redeemed                                           (649,924)          (482,081)
Account charges                                                      (145)              (225)
                                                         -----------------  -----------------
Increase (decrease)                                              (287,142)          (339,105)
                                                         -----------------  -----------------
Net increase (decrease)                                          (190,004)            76,981
Net assets, beginning                                           1,732,252          1,655,271
                                                         -----------------  -----------------
Net assets, ending                                       $      1,542,248   $      1,732,252
                                                         =================  =================

Units sold                                                         90,824             48,369
Units redeemed                                                   (166,052)          (166,428)
                                                         -----------------  -----------------
Net increase (decrease)                                           (75,228)          (118,059)
Units outstanding, beginning                                      529,847            647,906
                                                         -----------------  -----------------
Units outstanding, ending                                         454,619            529,847
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,385,843
Cost of units redeemed/account charges                                            (7,286,579)
Net investment income (loss)                                                        (116,586)
Net realized gain (loss)                                                              70,111
Realized gain distributions                                                        1,832,883
Net change in unrealized appreciation (depreciation)                                (343,424)
                                                                            -----------------
Net assets                                                                  $      1,542,248
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.26                 257  $              838               1.25%                3.6%
12/31/2017                     3.14                 273                 857               1.25%               28.3%
12/31/2016                     2.45                 311                 761               1.25%               -3.9%
12/31/2015                     2.55                 348                 887               1.25%              -10.0%
12/31/2014                     2.83                 489               1,385               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.37                 122  $              413               1.00%                3.9%
12/31/2017                     3.25                 169                 549               1.00%               28.6%
12/31/2016                     2.52                 205                 518               1.00%               -3.6%
12/31/2015                     2.62                 307                 804               1.00%               -9.8%
12/31/2014                     2.90                 293                 850               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.49                   0  $                0               0.75%                4.1%
12/31/2017                     3.36                   0                   0               0.75%               29.0%
12/31/2016                     2.60                   0                   0               0.75%               -3.4%
12/31/2015                     2.69                   0                   0               0.75%               -9.6%
12/31/2014                     2.98                   0                   0               0.75%                2.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.62                   0  $                0               0.50%                4.4%
12/31/2017                     3.47                   0                   0               0.50%               29.3%
12/31/2016                     2.68                   0                   0               0.50%               -3.2%
12/31/2015                     2.77                   0                   0               0.50%               -9.3%
12/31/2014                     3.05                   0                   0               0.50%                2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.75                   0  $                0               0.25%                4.7%
12/31/2017                     3.58                   0                   0               0.25%               29.6%
12/31/2016                     2.76                   0                   0               0.25%               -2.9%
12/31/2015                     2.85                   0                   0               0.25%               -9.1%
12/31/2014                     3.13                   0                   0               0.25%                3.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.88                  75  $              292               0.00%                4.9%
12/31/2017                     3.70                  88                 326               0.00%               29.9%
12/31/2016                     2.85                 132                 376               0.00%               -2.7%
12/31/2015                     2.93                 133                 390               0.00%               -8.9%
12/31/2014                     3.21                 122                 391               0.00%                3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           LORD ABBETT DEVELOPING GROWTH FUND R3 CLASS - 544006802

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        414,682  $       483,033           23,401
                                                       ===============  ===============
Receivables: investments sold                   8,468
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        423,150
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       381,490         194,763  $         1.96
Band 100                                    41,660          20,685            2.01
Band 75                                         --              --            2.07
Band 50                                         --              --            2.13
Band 25                                         --              --            2.19
Band 0                                          --              --            2.25
                                   ---------------  --------------
 Total                             $       423,150         215,448
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (6,031)
                                                                            -----------------
Net investment income (loss)                                                          (6,031)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              77,584
Realized gain distributions                                                          106,806
Net change in unrealized appreciation (depreciation)                                (135,631)
                                                                            -----------------
Net gain (loss)                                                                       48,759
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         42,728
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,031)  $        (17,534)
Net realized gain (loss)                                           77,584            (78,106)
Realized gain distributions                                       106,806                 --
Net change in unrealized appreciation (depreciation)             (135,631)           406,538
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  42,728            310,898
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,017,995            284,647
Cost of units redeemed                                         (1,292,523)        (1,566,410)
Account charges                                                    (1,265)            (2,232)
                                                         -----------------  -----------------
Increase (decrease)                                              (275,793)        (1,283,995)
                                                         -----------------  -----------------
Net increase (decrease)                                          (233,065)          (973,097)
Net assets, beginning                                             656,215          1,629,312
                                                         -----------------  -----------------
Net assets, ending                                       $        423,150   $        656,215
                                                         =================  =================

Units sold                                                        478,611            173,716
Units redeemed                                                   (609,309)          (929,172)
                                                         -----------------  -----------------
Net increase (decrease)                                          (130,698)          (755,456)
Units outstanding, beginning                                      346,146          1,101,602
                                                         -----------------  -----------------
Units outstanding, ending                                         215,448            346,146
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,860,140
Cost of units redeemed/account charges                                           (8,704,908)
Net investment income (loss)                                                       (166,179)
Net realized gain (loss)                                                            217,932
Realized gain distributions                                                       1,284,516
Net change in unrealized appreciation (depreciation)                                (68,351)
                                                                            ----------------
Net assets                                                                  $       423,150
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                 195  $              381               1.25%                3.5%
12/31/2017                     1.89                 325                 616               1.25%               28.0%
12/31/2016                     1.48               1,081               1,598               1.25%               -4.2%
12/31/2015                     1.54               1,068               1,649               1.25%              -10.2%
12/31/2014                     1.72               1,328               2,282               1.25%                1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                  21  $               42               1.00%                3.7%
12/31/2017                     1.94                  21                  40               1.00%               28.4%
12/31/2016                     1.51                  21                  31               1.00%               -4.0%
12/31/2015                     1.57                  21                  33               1.00%              -10.0%
12/31/2014                     1.75                  21                  36               1.00%                2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               0.75%                4.0%
12/31/2017                     1.99                   0                   0               0.75%               28.7%
12/31/2016                     1.55                   0                   0               0.75%               -3.7%
12/31/2015                     1.61                   0                   0               0.75%               -9.8%
12/31/2014                     1.78                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               0.50%                4.3%
12/31/2017                     2.04                   0                   0               0.50%               29.0%
12/31/2016                     1.58                   0                   0               0.50%               -3.5%
12/31/2015                     1.64                   0                   0               0.50%               -9.6%
12/31/2014                     1.81                   0                   0               0.50%                2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.25%                4.5%
12/31/2017                     2.09                   0                   0               0.25%               29.3%
12/31/2016                     1.62                   0                   0               0.25%               -3.2%
12/31/2015                     1.67                   0                   0               0.25%               -9.3%
12/31/2014                     1.85                   0                   0               0.25%                2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.00%                4.8%
12/31/2017                     2.15                   0                   0               0.00%               29.6%
12/31/2016                     1.66                   0                   0               0.00%               -3.0%
12/31/2015                     1.71                   0                   0               0.00%               -9.1%
12/31/2014                     1.88                   0                   0               0.00%                3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT FUNDAMENTAL EQUITY FUND R3 CLASS - 543915540

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         7,937  $         9,195               745
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         7,939
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         7,939            5,039  $         1.58
Band 100                                         --               --            1.61
Band 75                                          --               --            1.64
Band 50                                          --               --            1.67
Band 25                                          --               --            1.70
Band 0                                           --               --            1.73
                                    ---------------  ---------------
 Total                              $         7,939            5,039
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             94
Mortality & expense charges                                                              (352)
                                                                             -----------------
Net investment income (loss)                                                             (258)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,671
Realized gain distributions                                                               617
Net change in unrealized appreciation (depreciation)                                   (3,782)
                                                                             -----------------
Net gain (loss)                                                                        (1,494)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (1,752)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (258)  $            (54)
Net realized gain (loss)                                            1,671                165
Realized gain distributions                                           617              4,628
Net change in unrealized appreciation (depreciation)               (3,782)              (239)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,752)             4,500
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            4,570              9,715
Cost of units redeemed                                            (42,440)            (1,975)
Account charges                                                        --                 (4)
                                                         -----------------  -----------------
Increase (decrease)                                               (37,870)             7,736
                                                         -----------------  -----------------
Net increase (decrease)                                           (39,622)            12,236
Net assets, beginning                                              47,561             35,325
                                                         -----------------  -----------------
Net assets, ending                                       $          7,939   $         47,561
                                                         =================  =================

Units sold                                                          2,645              5,963
Units redeemed                                                    (24,845)            (1,229)
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,200)             4,734
Units outstanding, beginning                                       27,239             22,505
                                                         -----------------  -----------------
Units outstanding, ending                                           5,039             27,239
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,647,547
Cost of units redeemed/account charges                                            (2,978,350)
Net investment income (loss)                                                         (18,743)
Net realized gain (loss)                                                            (128,608)
Realized gain distributions                                                          487,351
Net change in unrealized appreciation (depreciation)                                  (1,258)
                                                                            -----------------
Net assets                                                                  $          7,939
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   5  $                8               1.25%               -9.8%
12/31/2017                     1.75                  27                  48               1.25%               11.2%
12/31/2016                     1.57                  23                  35               1.25%               14.1%
12/31/2015                     1.38                 160                 221               1.25%               -4.6%
12/31/2014                     1.44                 500                 722               1.25%                5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%               -9.5%
12/31/2017                     1.77                   0                   0               1.00%               11.5%
12/31/2016                     1.59                   0                   0               1.00%               14.4%
12/31/2015                     1.39                   0                   0               1.00%               -4.4%
12/31/2014                     1.45                   0                   0               1.00%                5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.75%               -9.3%
12/31/2017                     1.80                   0                   0               0.75%               11.8%
12/31/2016                     1.61                   0                   0               0.75%               14.7%
12/31/2015                     1.41                   0                   0               0.75%               -4.1%
12/31/2014                     1.47                   0                   0               0.75%                5.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.50%               -9.1%
12/31/2017                     1.83                   0                   0               0.50%               12.1%
12/31/2016                     1.64                   0                   0               0.50%               14.9%
12/31/2015                     1.42                   0                   0               0.50%               -3.9%
12/31/2014                     1.48                   0                   0               0.50%                6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.25%               -8.9%
12/31/2017                     1.86                   0                   0               0.25%               12.4%
12/31/2016                     1.66                   0                   0               0.25%               15.2%
12/31/2015                     1.44                   0                   0               0.25%               -3.6%
12/31/2014                     1.49                   0                   0               0.25%                6.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.00%               -8.6%
12/31/2017                     1.89                   0                   0               0.00%               12.6%
12/31/2016                     1.68                   0                   0               0.00%               15.5%
12/31/2015                     1.46                   0                   0               0.00%               -3.4%
12/31/2014                     1.51                 201                 304               0.00%                6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        1.1%
    2016        0.3%
    2015        0.9%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     LORD ABBETT FUNDAMENTAL EQUITY FUND A CLASS - 543915862 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.60
Band 100                                        --              --            1.63
Band 75                                         --              --            1.66
Band 50                                         --              --            1.69
Band 25                                         --              --            1.72
Band 0                                          --              --            1.76
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        316,691
Cost of units redeemed/account charges                                               (335,150)
Net investment income (loss)                                                           (1,523)
Net realized gain (loss)                                                              (29,216)
Realized gain distributions                                                            49,198
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               1.25%               -9.6%
12/31/2017                     1.77                   0                   0               1.25%               11.6%
12/31/2016                     1.59                   0                   0               1.25%               14.3%
12/31/2015                     1.39                   0                   0               1.25%               -4.3%
12/31/2014                     1.45                 132                 191               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               1.00%               -9.4%
12/31/2017                     1.80                   0                   0               1.00%               11.8%
12/31/2016                     1.61                   0                   0               1.00%               14.6%
12/31/2015                     1.40                   0                   0               1.00%               -4.1%
12/31/2014                     1.46                   0                   0               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.75%               -9.1%
12/31/2017                     1.83                   0                   0               0.75%               12.1%
12/31/2016                     1.63                   0                   0               0.75%               14.9%
12/31/2015                     1.42                   0                   0               0.75%               -3.9%
12/31/2014                     1.48                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.50%               -8.9%
12/31/2017                     1.86                   0                   0               0.50%               12.4%
12/31/2016                     1.65                   0                   0               0.50%               15.2%
12/31/2015                     1.44                   0                   0               0.50%               -3.6%
12/31/2014                     1.49                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.25%               -8.7%
12/31/2017                     1.89                   0                   0               0.25%               12.7%
12/31/2016                     1.68                   0                   0               0.25%               15.5%
12/31/2015                     1.45                   0                   0               0.25%               -3.4%
12/31/2014                     1.50                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.00%               -8.4%
12/31/2017                     1.92                   0                   0               0.00%               13.0%
12/31/2016                     1.70                   0                   0               0.00%               15.7%
12/31/2015                     1.47                   0                   0               0.00%               -3.1%
12/31/2014                     1.52                   0                   0               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    LORD ABBETT GROWTH OPPORTUNITIES FUND A CLASS - 54400R103 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.61
Band 100                                        --              --            1.64
Band 75                                         --              --            1.67
Band 50                                         --              --            1.70
Band 25                                         --              --            1.73
Band 0                                          --              --            1.77
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.25%               -4.6%
12/31/2017                     1.69                   0                   0               1.25%               21.3%
12/31/2016                     1.39                   0                   0               1.25%               -0.2%
12/31/2015                     1.39                   0                   0               1.25%                1.4%
12/31/2014                     1.37                   0                   0               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               1.00%               -4.3%
12/31/2017                     1.71                   0                   0               1.00%               21.6%
12/31/2016                     1.41                   0                   0               1.00%                0.0%
12/31/2015                     1.41                   0                   0               1.00%                1.7%
12/31/2014                     1.39                   0                   0               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%               -4.1%
12/31/2017                     1.74                   0                   0               0.75%               21.9%
12/31/2016                     1.43                   0                   0               0.75%                0.3%
12/31/2015                     1.42                   0                   0               0.75%                1.9%
12/31/2014                     1.40                   0                   0               0.75%                5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.50%               -3.8%
12/31/2017                     1.77                   0                   0               0.50%               22.2%
12/31/2016                     1.45                   0                   0               0.50%                0.5%
12/31/2015                     1.44                   0                   0               0.50%                2.2%
12/31/2014                     1.41                   0                   0               0.50%                5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.25%               -3.6%
12/31/2017                     1.80                   0                   0               0.25%               22.5%
12/31/2016                     1.47                   0                   0               0.25%                0.8%
12/31/2015                     1.46                   0                   0               0.25%                2.4%
12/31/2014                     1.42                   0                   0               0.25%                6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.00%               -3.4%
12/31/2017                     1.83                   0                   0               0.00%               22.8%
12/31/2016                     1.49                   0                   0               0.00%                1.0%
12/31/2015                     1.47                   0                   0               0.00%                2.7%
12/31/2014                     1.43                   0                   0               0.00%                6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT GROWTH OPPORTUNITIES FUND P CLASS - 54400R509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      112,055   $       127,630            6,214
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (254)
                                     ---------------
Net assets                           $      111,801
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        69,001          29,415  $         2.35
Band 100                                    42,800          17,616            2.43
Band 75                                         --              --            2.52
Band 50                                         --              --            2.61
Band 25                                         --              --            2.70
Band 0                                          --              --            2.80
                                   ---------------  --------------
 Total                             $       111,801          47,031
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,419)
                                                                             -----------------
Net investment income (loss)                                                           (1,419)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  274
Realized gain distributions                                                             6,657
Net change in unrealized appreciation (depreciation)                                  (10,916)
                                                                             -----------------
Net gain (loss)                                                                        (3,985)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,404)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,419)  $         (1,324)
Net realized gain (loss)                                              274             (1,632)
Realized gain distributions                                         6,657             10,263
Net change in unrealized appreciation (depreciation)              (10,916)            15,470
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,404)            22,777
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           10,415              5,816
Cost of units redeemed                                            (13,548)           (24,405)
Account charges                                                       (13)               (13)
                                                         -----------------  -----------------
Increase (decrease)                                                (3,146)           (18,602)
                                                         -----------------  -----------------
Net increase (decrease)                                            (8,550)             4,175
Net assets, beginning                                             120,351            116,176
                                                         -----------------  -----------------
Net assets, ending                                       $        111,801   $        120,351
                                                         =================  =================

Units sold                                                          4,207              2,533
Units redeemed                                                     (5,300)           (10,681)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,093)            (8,148)
Units outstanding, beginning                                       48,124             56,272
                                                         -----------------  -----------------
Units outstanding, ending                                          47,031             48,124
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        507,097
Cost of units redeemed/account charges                                              (515,403)
Net investment income (loss)                                                         (17,202)
Net realized gain (loss)                                                              29,179
Realized gain distributions                                                          123,705
Net change in unrealized appreciation (depreciation)                                 (15,575)
                                                                            -----------------
Net assets                                                                  $        111,801
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                  29  $               69               1.25%               -4.8%
12/31/2017                     2.46                  26                  65               1.25%               21.1%
12/31/2016                     2.03                  29                  59               1.25%               -0.4%
12/31/2015                     2.04                  39                  79               1.25%                1.2%
12/31/2014                     2.02                  79                 160               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                  18  $               43               1.00%               -4.6%
12/31/2017                     2.55                  22                  55               1.00%               21.4%
12/31/2016                     2.10                  27                  57               1.00%               -0.2%
12/31/2015                     2.10                  36                  76               1.00%                1.4%
12/31/2014                     2.07                  25                  53               1.00%                5.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.75%               -4.3%
12/31/2017                     2.63                   0                   0               0.75%               21.7%
12/31/2016                     2.16                   0                   0               0.75%                0.1%
12/31/2015                     2.16                   0                   0               0.75%                1.7%
12/31/2014                     2.12                   0                   0               0.75%                5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.50%               -4.1%
12/31/2017                     2.72                   0                   0               0.50%               22.0%
12/31/2016                     2.23                   0                   0               0.50%                0.3%
12/31/2015                     2.22                   0                   0               0.50%                2.0%
12/31/2014                     2.18                   0                   0               0.50%                5.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                   0  $                0               0.25%               -3.8%
12/31/2017                     2.81                   0                   0               0.25%               22.3%
12/31/2016                     2.29                   0                   0               0.25%                0.6%
12/31/2015                     2.28                   0                   0               0.25%                2.2%
12/31/2014                     2.23                   0                   0               0.25%                5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.00%               -3.6%
12/31/2017                     2.90                   0                   0               0.00%               22.6%
12/31/2016                     2.36                   0                   0               0.00%                0.8%
12/31/2015                     2.35                   0                   0               0.00%                2.5%
12/31/2014                     2.29                   0                   0               0.00%                6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         LORD ABBETT GROWTH OPPORTUNITIES FUND R3 CLASS - 54400R806

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        94,134  $        103,540            5,244
                                                      ================  ===============
Receivables: investments sold                    538
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        94,672
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       94,672          53,321  $          1.78
Band 100                                        --              --             1.83
Band 75                                         --              --             1.88
Band 50                                         --              --             1.93
Band 25                                         --              --             1.98
Band 0                                          --              --             2.04
                                    --------------  --------------
 Total                              $       94,672          53,321
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (2,704)
                                                                            -----------------
Net investment income (loss)                                                          (2,704)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              14,402
Realized gain distributions                                                            5,616
Net change in unrealized appreciation (depreciation)                                 (15,224)
                                                                            -----------------
Net gain (loss)                                                                        4,794
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          2,090
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,704)  $         (3,334)
Net realized gain (loss)                                           14,402               (871)
Realized gain distributions                                         5,616             25,349
Net change in unrealized appreciation (depreciation)              (15,224)            29,425
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,090             50,569
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           37,585             39,385
Cost of units redeemed                                           (244,637)           (37,129)
Account charges                                                       (66)               (21)
                                                         -----------------  -----------------
Increase (decrease)                                              (207,118)             2,235
                                                         -----------------  -----------------
Net increase (decrease)                                          (205,028)            52,804
Net assets, beginning                                             299,700            246,896
                                                         -----------------  -----------------
Net assets, ending                                       $         94,672   $        299,700
                                                         =================  =================

Units sold                                                         19,510             22,881
Units redeemed                                                   (126,858)           (22,386)
                                                         -----------------  -----------------
Net increase (decrease)                                          (107,348)               495
Units outstanding, beginning                                      160,669            160,174
                                                         -----------------  -----------------
Units outstanding, ending                                          53,321            160,669
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,768,743
Cost of units redeemed/account charges                                            (1,858,781)
Net investment income (loss)                                                         (21,976)
Net realized gain (loss)                                                              73,061
Realized gain distributions                                                          143,031
Net change in unrealized appreciation (depreciation)                                  (9,406)
                                                                            -----------------
Net assets                                                                  $         94,672
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                  53  $               95               1.25%               -4.8%
12/31/2017                     1.87                 161                 300               1.25%               21.0%
12/31/2016                     1.54                 160                 247               1.25%               -0.5%
12/31/2015                     1.55                  95                 147               1.25%                1.2%
12/31/2014                     1.53                 205                 314               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               1.00%               -4.6%
12/31/2017                     1.91                   0                   0               1.00%               21.3%
12/31/2016                     1.58                   0                   0               1.00%               -0.2%
12/31/2015                     1.58                   0                   0               1.00%                1.4%
12/31/2014                     1.56                   0                   0               1.00%                5.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.75%               -4.3%
12/31/2017                     1.96                   0                   0               0.75%               21.6%
12/31/2016                     1.61                   0                   0               0.75%                0.0%
12/31/2015                     1.61                   0                   0               0.75%                1.7%
12/31/2014                     1.59                   0                   0               0.75%                5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.50%               -4.1%
12/31/2017                     2.01                   0                   0               0.50%               21.9%
12/31/2016                     1.65                   0                   0               0.50%                0.3%
12/31/2015                     1.65                   0                   0               0.50%                1.9%
12/31/2014                     1.62                   0                   0               0.50%                5.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.25%               -3.9%
12/31/2017                     2.06                   0                   0               0.25%               22.2%
12/31/2016                     1.69                   0                   0               0.25%                0.5%
12/31/2015                     1.68                   0                   0               0.25%                2.2%
12/31/2014                     1.64                   0                   0               0.25%                5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.00%               -3.6%
12/31/2017                     2.12                   0                   0               0.00%               22.5%
12/31/2016                     1.73                   0                   0               0.00%                0.8%
12/31/2015                     1.71                   1                   2               0.00%                2.4%
12/31/2014                     1.67                   0                   1               0.00%                6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               LORD ABBETT HIGH YIELD FUND A CLASS - 54400N102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        54,312  $         58,914            7,841
                                                      ================  ===============
Receivables: investments sold                    392
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        54,704
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       54,704          51,038  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       54,704          51,038
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,902
Mortality & expense charges                                                            (1,511)
                                                                             -----------------
Net investment income (loss)                                                            5,391
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,281
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (15,120)
                                                                             -----------------
Net gain (loss)                                                                       (10,839)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,448)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,391   $          7,970
Net realized gain (loss)                                            4,281             20,070
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (15,120)           (12,915)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,448)            15,125
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           68,740             39,471
Cost of units redeemed                                           (194,703)          (314,964)
Account charges                                                      (210)              (201)
                                                         -----------------  -----------------
Increase (decrease)                                              (126,173)          (275,694)
                                                         -----------------  -----------------
Net increase (decrease)                                          (131,621)          (260,569)
Net assets, beginning                                             186,325            446,894
                                                         -----------------  -----------------
Net assets, ending                                       $         54,704   $        186,325
                                                         =================  =================

Units sold                                                         70,876             35,421
Units redeemed                                                   (182,643)          (291,069)
                                                         -----------------  -----------------
Net increase (decrease)                                          (111,767)          (255,648)
Units outstanding, beginning                                      162,805            418,453
                                                         -----------------  -----------------
Units outstanding, ending                                          51,038            162,805
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        638,641
Cost of units redeemed/account charges                                              (632,405)
Net investment income (loss)                                                          31,956
Net realized gain (loss)                                                              20,830
Realized gain distributions                                                              284
Net change in unrealized appreciation (depreciation)                                  (4,602)
                                                                            -----------------
Net assets                                                                  $         54,704
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  51  $               55               1.25%               -6.3%
12/31/2017                     1.14                 163                 186               1.25%                7.2%
12/31/2016                     1.07                 418                 447               1.25%               14.5%
12/31/2015                     0.93                 142                 132               1.25%               -3.5%
12/31/2014                     0.97                  14                  13               1.25%               -3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -6.1%
12/31/2017                     1.15                   0                   0               1.00%                7.4%
12/31/2016                     1.07                   0                   0               1.00%               14.7%
12/31/2015                     0.94                   0                   0               1.00%               -3.3%
12/31/2014                     0.97                   0                   0               1.00%               -3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -5.9%
12/31/2017                     1.16                   0                   0               0.75%                7.7%
12/31/2016                     1.08                   0                   0               0.75%               15.0%
12/31/2015                     0.94                   0                   0               0.75%               -3.0%
12/31/2014                     0.97                   0                   0               0.75%               -3.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -5.6%
12/31/2017                     1.18                   0                   0               0.50%                8.0%
12/31/2016                     1.09                   0                   0               0.50%               15.3%
12/31/2015                     0.94                   0                   0               0.50%               -2.8%
12/31/2014                     0.97                   0                   0               0.50%               -2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -5.4%
12/31/2017                     1.19                   0                   0               0.25%                8.2%
12/31/2016                     1.10                   0                   0               0.25%               15.6%
12/31/2015                     0.95                   0                   0               0.25%               -2.5%
12/31/2014                     0.97                   0                   0               0.25%               -2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -5.2%
12/31/2017                     1.20                   0                   0               0.00%                8.5%
12/31/2016                     1.10                   0                   0               0.00%               15.9%
12/31/2015                     0.95                   0                   0               0.00%               -2.3%
12/31/2014                     0.97                   0                   0               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.7%
    2017        3.2%
    2016        6.9%
    2015        4.8%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              LORD ABBETT HIGH YIELD FUND R3 CLASS - 54400N706

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $      383,109   $       414,268           54,995
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (129,512)
                                     ---------------
Net assets                           $      253,597
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       253,597         239,480  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       253,597         239,480
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         21,133
Mortality & expense charges                                                             (4,811)
                                                                              -----------------
Net investment income (loss)                                                            16,322
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,953)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (37,042)
                                                                              -----------------
Net gain (loss)                                                                        (39,995)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (23,673)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,322   $         11,278
Net realized gain (loss)                                           (2,953)            28,002
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (37,042)           (20,144)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,673)            19,136
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          323,153            222,598
Cost of units redeemed                                           (318,684)          (248,350)
Account charges                                                      (863)            (1,022)
                                                         -----------------  -----------------
Increase (decrease)                                                 3,606            (26,774)
                                                         -----------------  -----------------
Net increase (decrease)                                           (20,067)            (7,638)
Net assets, beginning                                             273,664            281,302
                                                         -----------------  -----------------
Net assets, ending                                       $        253,597   $        273,664
                                                         =================  =================

Units sold                                                        289,973            200,735
Units redeemed                                                   (291,647)          (224,412)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,674)           (23,677)
Units outstanding, beginning                                      241,154            264,831
                                                         -----------------  -----------------
Units outstanding, ending                                         239,480            241,154
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        976,229
Cost of units redeemed/account charges                                              (756,507)
Net investment income (loss)                                                          40,529
Net realized gain (loss)                                                              24,505
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (31,159)
                                                                            -----------------
Net assets                                                                  $        253,597
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 239  $              254               1.25%               -6.7%
12/31/2017                     1.13                 241                 274               1.25%                6.8%
12/31/2016                     1.06                 265                 281               1.25%               14.2%
12/31/2015                     0.93                 276                 257               1.25%               -3.7%
12/31/2014                     0.97                   0                   0               1.25%               -3.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -6.4%
12/31/2017                     1.14                   0                   0               1.00%                7.1%
12/31/2016                     1.07                   0                   0               1.00%               14.5%
12/31/2015                     0.93                   0                   0               1.00%               -3.5%
12/31/2014                     0.97                   0                   0               1.00%               -3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -6.2%
12/31/2017                     1.15                   0                   0               0.75%                7.4%
12/31/2016                     1.08                   0                   0               0.75%               14.8%
12/31/2015                     0.94                   0                   0               0.75%               -3.2%
12/31/2014                     0.97                   0                   0               0.75%               -3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -6.0%
12/31/2017                     1.17                   0                   0               0.50%                7.6%
12/31/2016                     1.08                   0                   0               0.50%               15.1%
12/31/2015                     0.94                   0                   0               0.50%               -3.0%
12/31/2014                     0.97                   0                   0               0.50%               -3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -5.7%
12/31/2017                     1.18                   0                   0               0.25%                7.9%
12/31/2016                     1.09                   0                   0               0.25%               15.4%
12/31/2015                     0.94                   0                   0               0.25%               -2.8%
12/31/2014                     0.97                   0                   0               0.25%               -2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -5.5%
12/31/2017                     1.19                   0                   0               0.00%                8.2%
12/31/2016                     1.10                   0                   0               0.00%               15.7%
12/31/2015                     0.95                   0                   0               0.00%               -2.5%
12/31/2014                     0.97                   0                   0               0.00%               -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        8.0%
    2017        5.3%
    2016        5.9%
    2015        0.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             LORD ABBETT MID CAP STOCK FUND P CLASS - 543919401

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        22,544  $         26,062              969
                                                      ================  ===============
Receivables: investments sold                    471
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        23,015
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       23,015          14,073  $          1.64
Band 100                                        --              --             1.69
Band 75                                         --              --             1.75
Band 50                                         --              --             1.82
Band 25                                         --              --             1.88
Band 0                                          --              --             1.95
                                    --------------  --------------
 Total                              $       23,015          14,073
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            170
Mortality & expense charges                                                               (282)
                                                                              -----------------
Net investment income (loss)                                                              (112)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    51
Realized gain distributions                                                              1,196
Net change in unrealized appreciation (depreciation)                                    (5,317)
                                                                              -----------------
Net gain (loss)                                                                         (4,070)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,182)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (112)  $            (93)
Net realized gain (loss)                                               51                817
Realized gain distributions                                         1,196                331
Net change in unrealized appreciation (depreciation)               (5,317)               (90)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,182)               965
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            9,035              6,233
Cost of units redeemed                                               (581)            (5,461)
Account charges                                                        (2)               (44)
                                                         -----------------  -----------------
Increase (decrease)                                                 8,452                728
                                                         -----------------  -----------------
Net increase (decrease)                                             4,270              1,693
Net assets, beginning                                              18,745             17,052
                                                         -----------------  -----------------
Net assets, ending                                       $         23,015   $         18,745
                                                         =================  =================

Units sold                                                          4,730              3,290
Units redeemed                                                       (311)            (2,902)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,419                388
Units outstanding, beginning                                        9,654              9,266
                                                         -----------------  -----------------
Units outstanding, ending                                          14,073              9,654
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        166,996
Cost of units redeemed/account charges                                              (162,272)
Net investment income (loss)                                                          (1,745)
Net realized gain (loss)                                                              19,492
Realized gain distributions                                                            4,062
Net change in unrealized appreciation (depreciation)                                  (3,518)
                                                                            -----------------
Net assets                                                                  $         23,015
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                  14  $               23               1.25%              -15.8%
12/31/2017                     1.94                  10                  19               1.25%                5.5%
12/31/2016                     1.84                   9                  17               1.25%               14.9%
12/31/2015                     1.60                   8                  13               1.25%               -4.9%
12/31/2014                     1.68                   8                  13               1.25%               10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               1.00%              -15.6%
12/31/2017                     2.01                   0                   0               1.00%                5.8%
12/31/2016                     1.90                   0                   0               1.00%               15.2%
12/31/2015                     1.65                   0                   0               1.00%               -4.6%
12/31/2014                     1.73                   0                   0               1.00%               10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.75%              -15.4%
12/31/2017                     2.07                   0                   0               0.75%                6.0%
12/31/2016                     1.95                   0                   0               0.75%               15.5%
12/31/2015                     1.69                   0                   0               0.75%               -4.4%
12/31/2014                     1.77                   0                   0               0.75%               10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.50%              -15.1%
12/31/2017                     2.14                   0                   0               0.50%                6.3%
12/31/2016                     2.01                   0                   0               0.50%               15.8%
12/31/2015                     1.74                   0                   0               0.50%               -4.2%
12/31/2014                     1.82                   0                   0               0.50%               11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.25%              -14.9%
12/31/2017                     2.21                   0                   0               0.25%                6.6%
12/31/2016                     2.08                   0                   0               0.25%               16.1%
12/31/2015                     1.79                   0                   0               0.25%               -3.9%
12/31/2014                     1.86                   0                   0               0.25%               11.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.95                   0  $                0               0.00%              -14.7%
12/31/2017                     2.29                   0                   0               0.00%                6.8%
12/31/2016                     2.14                   0                   0               0.00%               16.3%
12/31/2015                     1.84                   0                   0               0.00%               -3.7%
12/31/2014                     1.91                   0                   0               0.00%               11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.7%
    2016        0.6%
    2015        0.6%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             LORD ABBETT MID CAP STOCK FUND R3 CLASS - 543919807

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        85,399  $        104,575            3,591
                                                      ================  ===============
Receivables: investments sold                    272
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        85,671
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       85,671          36,734  $          2.33
Band 100                                        --              --             2.39
Band 75                                         --              --             2.45
Band 50                                         --              --             2.51
Band 25                                         --              --             2.57
Band 0                                          --              --             2.63
                                    --------------  --------------
 Total                              $       85,671          36,734
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            594
Mortality & expense charges                                                           (6,065)
                                                                            -----------------
Net investment income (loss)                                                          (5,471)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,183
Realized gain distributions                                                            4,453
Net change in unrealized appreciation (depreciation)                                 (28,570)
                                                                            -----------------
Net gain (loss)                                                                       (8,934)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (14,405)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,471)  $         (2,535)
Net realized gain (loss)                                           15,183             62,403
Realized gain distributions                                         4,453             14,754
Net change in unrealized appreciation (depreciation)              (28,570)           (49,864)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (14,405)            24,758
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           42,178            823,025
Cost of units redeemed                                           (789,985)          (168,494)
Account charges                                                      (393)              (358)
                                                         -----------------  -----------------
Increase (decrease)                                              (748,200)           654,173
                                                         -----------------  -----------------
Net increase (decrease)                                          (762,605)           678,931
Net assets, beginning                                             848,276            169,345
                                                         -----------------  -----------------
Net assets, ending                                       $         85,671   $        848,276
                                                         =================  =================

Units sold                                                         15,291            304,908
Units redeemed                                                   (285,081)           (62,906)
                                                         -----------------  -----------------
Net increase (decrease)                                          (269,790)           242,002
Units outstanding, beginning                                      306,524             64,522
                                                         -----------------  -----------------
Units outstanding, ending                                          36,734            306,524
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,102,283
Cost of units redeemed/account charges                                            (1,100,768)
Net investment income (loss)                                                         (13,929)
Net realized gain (loss)                                                              98,054
Realized gain distributions                                                           19,207
Net change in unrealized appreciation (depreciation)                                 (19,176)
                                                                            -----------------
Net assets                                                                  $         85,671
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                  37  $               86               1.25%              -15.7%
12/31/2017                     2.77                 307                 848               1.25%                5.4%
12/31/2016                     2.62                  65                 169               1.25%               14.9%
12/31/2015                     2.29                  60                 138               1.25%               -5.0%
12/31/2014                     2.40                  59                 143               1.25%               10.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               1.00%              -15.5%
12/31/2017                     2.83                   0                   0               1.00%                5.7%
12/31/2016                     2.68                   0                   0               1.00%               15.1%
12/31/2015                     2.32                   0                   0               1.00%               -4.7%
12/31/2014                     2.44                   0                   0               1.00%               10.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.75%              -15.3%
12/31/2017                     2.89                   0                   0               0.75%                6.0%
12/31/2016                     2.73                   0                   0               0.75%               15.4%
12/31/2015                     2.36                   0                   0               0.75%               -4.5%
12/31/2014                     2.47                   0                   0               0.75%               10.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                   0  $                0               0.50%              -15.1%
12/31/2017                     2.95                   0                   0               0.50%                6.2%
12/31/2016                     2.78                   0                   0               0.50%               15.7%
12/31/2015                     2.40                   0                   0               0.50%               -4.2%
12/31/2014                     2.51                   0                   0               0.50%               10.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               0.25%              -14.9%
12/31/2017                     3.02                   0                   0               0.25%                6.5%
12/31/2016                     2.83                   0                   0               0.25%               16.0%
12/31/2015                     2.44                   0                   0               0.25%               -4.0%
12/31/2014                     2.54                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.63                   0  $                0               0.00%              -14.7%
12/31/2017                     3.08                   0                   0               0.00%                6.8%
12/31/2016                     2.89                   0                   0               0.00%               16.3%
12/31/2015                     2.48                   0                   0               0.00%               -3.8%
12/31/2014                     2.58                   0                   0               0.00%               11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        1.1%
    2016        0.4%
    2015        0.5%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            LORD ABBETT SMALL CAP VALUE FUND R3 CLASS - 543913719

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        135,230  $       202,131            9,563
                                                       ===============  ===============
Receivables: investments sold                      71
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        135,301
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       135,301          60,496  $         2.24
Band 100                                        --              --            2.29
Band 75                                         --              --            2.35
Band 50                                         --              --            2.40
Band 25                                         --              --            2.46
Band 0                                          --              --            2.52
                                   ---------------  --------------
 Total                             $       135,301          60,496
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (2,002)
                                                                              -----------------
Net investment income (loss)                                                            (2,002)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,554)
Realized gain distributions                                                             24,054
Net change in unrealized appreciation (depreciation)                                   (37,168)
                                                                              -----------------
Net gain (loss)                                                                        (16,668)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (18,670)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,002)  $          (1,744)
Net realized gain (loss)                                            (3,554)             (7,256)
Realized gain distributions                                         24,054              17,320
Net change in unrealized appreciation (depreciation)               (37,168)             (2,327)
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (18,670)              5,993
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            39,728              15,573
Cost of units redeemed                                             (20,076)            (31,378)
Account charges                                                       (201)                 (9)
                                                          -----------------  ------------------
Increase (decrease)                                                 19,451             (15,814)
                                                          -----------------  ------------------
Net increase (decrease)                                                781              (9,821)
Net assets, beginning                                              134,520             144,341
                                                          -----------------  ------------------
Net assets, ending                                        $        135,301   $         134,520
                                                          =================  ==================

Units sold                                                          15,607               6,294
Units redeemed                                                      (7,326)            (12,778)
                                                          -----------------  ------------------
Net increase (decrease)                                              8,281              (6,484)
Units outstanding, beginning                                        52,215              58,699
                                                          -----------------  ------------------
Units outstanding, ending                                           60,496              52,215
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        565,932
Cost of units redeemed/account charges                                              (535,529)
Net investment income (loss)                                                         (17,394)
Net realized gain (loss)                                                              11,776
Realized gain distributions                                                          177,417
Net change in unrealized appreciation (depreciation)                                 (66,901)
                                                                            -----------------
Net assets                                                                  $        135,301
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                  60  $              135               1.25%              -13.2%
12/31/2017                     2.58                  52                 135               1.25%                4.8%
12/31/2016                     2.46                  59                 144               1.25%               18.7%
12/31/2015                     2.07                  54                 112               1.25%               -2.6%
12/31/2014                     2.13                  75                 159               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               1.00%              -13.0%
12/31/2017                     2.63                   0                   0               1.00%                5.0%
12/31/2016                     2.51                   0                   0               1.00%               19.0%
12/31/2015                     2.11                   0                   0               1.00%               -2.4%
12/31/2014                     2.16                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.75%              -12.8%
12/31/2017                     2.69                   0                   0               0.75%                5.3%
12/31/2016                     2.56                   0                   0               0.75%               19.3%
12/31/2015                     2.14                   0                   0               0.75%               -2.1%
12/31/2014                     2.19                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.50%              -12.5%
12/31/2017                     2.75                   0                   0               0.50%                5.6%
12/31/2016                     2.60                   0                   0               0.50%               19.6%
12/31/2015                     2.18                   0                   0               0.50%               -1.9%
12/31/2014                     2.22                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                   0  $                0               0.25%              -12.3%
12/31/2017                     2.81                   0                   0               0.25%                5.8%
12/31/2016                     2.65                   0                   0               0.25%               19.9%
12/31/2015                     2.21                   0                   0               0.25%               -1.6%
12/31/2014                     2.25                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.00%              -12.1%
12/31/2017                     2.87                   0                   0               0.00%                6.1%
12/31/2016                     2.71                   0                   0               0.00%               20.2%
12/31/2015                     2.25                   2                   5               0.00%               -1.4%
12/31/2014                     2.28                   0                   1               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      LORD ABBETT SMALL CAP VALUE FUND P CLASS - 543913867 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.31
Band 100                                        --              --            2.39
Band 75                                         --              --            2.48
Band 50                                         --              --            2.57
Band 25                                         --              --            2.66
Band 0                                          --              --            2.75
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        881,687
Cost of units redeemed/account charges                                            (1,114,693)
Net investment income (loss)                                                         (34,037)
Net realized gain (loss)                                                            (103,825)
Realized gain distributions                                                          370,868
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                   0  $                0               1.25%              -13.1%
12/31/2017                     2.66                   0                   0               1.25%                4.8%
12/31/2016                     2.54                   0                   0               1.25%               18.7%
12/31/2015                     2.14                 157                 336               1.25%               -2.6%
12/31/2014                     2.20                 231                 506               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               1.00%              -12.9%
12/31/2017                     2.75                   0                   0               1.00%                5.1%
12/31/2016                     2.62                   0                   0               1.00%               19.0%
12/31/2015                     2.20                   0                   0               1.00%               -2.3%
12/31/2014                     2.25                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.48                   0  $                0               0.75%              -12.7%
12/31/2017                     2.84                   0                   0               0.75%                5.3%
12/31/2016                     2.70                   0                   0               0.75%               19.3%
12/31/2015                     2.26                   0                   0               0.75%               -2.1%
12/31/2014                     2.31                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               0.50%              -12.5%
12/31/2017                     2.93                   0                   0               0.50%                5.6%
12/31/2016                     2.78                   0                   0               0.50%               19.6%
12/31/2015                     2.32                   0                   0               0.50%               -1.8%
12/31/2014                     2.37                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.66                   0  $                0               0.25%              -12.3%
12/31/2017                     3.03                   0                   0               0.25%                5.8%
12/31/2016                     2.86                   0                   0               0.25%               19.9%
12/31/2015                     2.39                   0                   0               0.25%               -1.6%
12/31/2014                     2.43                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                   0  $                0               0.00%              -12.0%
12/31/2017                     3.13                   0                   0               0.00%                6.1%
12/31/2016                     2.95                   0                   0               0.00%               20.2%
12/31/2015                     2.46                   0                   0               0.00%               -1.4%
12/31/2014                     2.49                   0                   0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
LORD ABBETT SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 543913800 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.45
Band 100                                        --              --            1.47
Band 75                                         --              --            1.49
Band 50                                         --              --            1.52
Band 25                                         --              --            1.54
Band 0                                          --              --            1.56
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               1.25%              -12.8%
12/31/2017                     1.66                   0                   0               1.25%                5.3%
12/31/2016                     1.57                   0                   0               1.25%               19.2%
12/31/2015                     1.32                   0                   0               1.25%               -2.1%
12/31/2014                     1.35                   0                   0               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               1.00%              -12.5%
12/31/2017                     1.68                   0                   0               1.00%                5.5%
12/31/2016                     1.59                   0                   0               1.00%               19.5%
12/31/2015                     1.33                   0                   0               1.00%               -1.9%
12/31/2014                     1.36                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.75%              -12.3%
12/31/2017                     1.70                   0                   0               0.75%                5.8%
12/31/2016                     1.61                   0                   0               0.75%               19.8%
12/31/2015                     1.34                   0                   0               0.75%               -1.7%
12/31/2014                     1.36                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.50%              -12.1%
12/31/2017                     1.72                   0                   0               0.50%                6.1%
12/31/2016                     1.62                   0                   0               0.50%               20.1%
12/31/2015                     1.35                   0                   0               0.50%               -1.4%
12/31/2014                     1.37                   0                   0               0.50%                1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.25%              -11.9%
12/31/2017                     1.75                   0                   0               0.25%                6.3%
12/31/2016                     1.64                   0                   0               0.25%               20.4%
12/31/2015                     1.36                   0                   0               0.25%               -1.2%
12/31/2014                     1.38                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.00%              -11.7%
12/31/2017                     1.77                   0                   0               0.00%                6.6%
12/31/2016                     1.66                   0                   0               0.00%               20.7%
12/31/2015                     1.38                   0                   0               0.00%               -0.9%
12/31/2014                     1.39                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT VALUE OPPORTUNITIES FUND A CLASS - 54400A100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        712,926  $       832,763           44,363
                                                       ===============  ===============
Receivables: investments sold                   2,805
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        715,731
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       715,731         368,800  $         1.94
Band 100                                        --              --            1.99
Band 75                                         --              --            2.03
Band 50                                         --              --            2.08
Band 25                                         --              --            2.12
Band 0                                          --              --            2.17
                                   ---------------  --------------
 Total                             $       715,731         368,800
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            311
Mortality & expense charges                                                          (12,240)
                                                                            -----------------
Net investment income (loss)                                                         (11,929)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              21,979
Realized gain distributions                                                           70,161
Net change in unrealized appreciation (depreciation)                                (199,063)
                                                                            -----------------
Net gain (loss)                                                                     (106,923)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (118,852)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,929)  $        (14,986)
Net realized gain (loss)                                           21,979              7,485
Realized gain distributions                                        70,161             74,446
Net change in unrealized appreciation (depreciation)             (199,063)            35,465
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (118,852)           102,410
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           79,648            113,697
Cost of units redeemed                                           (512,754)          (138,069)
Account charges                                                      (330)              (291)
                                                         -----------------  -----------------
Increase (decrease)                                              (433,436)           (24,663)
                                                         -----------------  -----------------
Net increase (decrease)                                          (552,288)            77,747
Net assets, beginning                                           1,268,019          1,190,272
                                                         -----------------  -----------------
Net assets, ending                                       $        715,731   $      1,268,019
                                                         =================  =================

Units sold                                                         36,132             55,072
Units redeemed                                                   (236,037)           (67,110)
                                                         -----------------  -----------------
Net increase (decrease)                                          (199,905)           (12,038)
Units outstanding, beginning                                      568,705            580,743
                                                         -----------------  -----------------
Units outstanding, ending                                         368,800            568,705
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     17,975,724
Cost of units redeemed/account charges                                           (19,602,551)
Net investment income (loss)                                                        (177,366)
Net realized gain (loss)                                                           1,268,965
Realized gain distributions                                                        1,370,796
Net change in unrealized appreciation (depreciation)                                (119,837)
                                                                            -----------------
Net assets                                                                  $        715,731
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                 369  $              716               1.25%              -13.0%
12/31/2017                     2.23                 569               1,268               1.25%                8.8%
12/31/2016                     2.05                 581               1,190               1.25%               15.0%
12/31/2015                     1.78                 736               1,312               1.25%               -4.1%
12/31/2014                     1.86               1,380               2,565               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               1.00%              -12.7%
12/31/2017                     2.27                   0                   0               1.00%                9.1%
12/31/2016                     2.09                   0                   0               1.00%               15.2%
12/31/2015                     1.81                   0                   0               1.00%               -3.8%
12/31/2014                     1.88                   0                   0               1.00%                8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               0.75%              -12.5%
12/31/2017                     2.32                   0                   0               0.75%                9.3%
12/31/2016                     2.12                   0                   0               0.75%               15.5%
12/31/2015                     1.84                   0                   0               0.75%               -3.6%
12/31/2014                     1.91                   0                   0               0.75%                8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.50%              -12.3%
12/31/2017                     2.37                   0                   0               0.50%                9.6%
12/31/2016                     2.16                   0                   0               0.50%               15.8%
12/31/2015                     1.87                   0                   0               0.50%               -3.4%
12/31/2014                     1.93                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.25%              -12.1%
12/31/2017                     2.42                   0                   0               0.25%                9.9%
12/31/2016                     2.20                   0                   0               0.25%               16.1%
12/31/2015                     1.89                   0                   0               0.25%               -3.1%
12/31/2014                     1.95                   0                   0               0.25%                8.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.00%              -11.9%
12/31/2017                     2.47                   0                   0               0.00%               10.2%
12/31/2016                     2.24                   0                   0               0.00%               16.4%
12/31/2015                     1.92                   0                   0               0.00%               -2.9%
12/31/2014                     1.98               1,340               2,652               0.00%                9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT VALUE OPPORTUNITIES FUND P CLASS - 54400A407

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        592,722  $       735,515           37,681
                                                       ===============  ===============
Receivables: investments sold                   1,342
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        594,064
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       542,710         438,721  $         1.24
Band 100                                    51,354          40,950            1.25
Band 75                                         --              --            1.27
Band 50                                         --              --            1.29
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $       594,064         479,671
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (7,668)
                                                                              -----------------
Net investment income (loss)                                                            (7,668)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,488)
Realized gain distributions                                                             62,480
Net change in unrealized appreciation (depreciation)                                  (147,644)
                                                                              -----------------
Net gain (loss)                                                                        (90,652)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (98,320)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (7,668)  $         (7,101)
Net realized gain (loss)                                            (5,488)                16
Realized gain distributions                                         62,480             35,486
Net change in unrealized appreciation (depreciation)              (147,644)            21,212
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (98,320)            49,613
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           175,911             90,536
Cost of units redeemed                                             (73,251)          (234,523)
Account charges                                                       (523)              (530)
                                                          -----------------  -----------------
Increase (decrease)                                                102,137           (144,517)
                                                          -----------------  -----------------
Net increase (decrease)                                              3,817            (94,904)
Net assets, beginning                                              590,247            685,151
                                                          -----------------  -----------------
Net assets, ending                                        $        594,064   $        590,247
                                                          =================  =================

Units sold                                                         119,999             66,875
Units redeemed                                                     (54,218)          (174,827)
                                                          -----------------  -----------------
Net increase (decrease)                                             65,781           (107,952)
Units outstanding, beginning                                       413,890            521,842
                                                          -----------------  -----------------
Units outstanding, ending                                          479,671            413,890
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,444,347
Cost of units redeemed/account charges                                             (1,021,412)
Net investment income (loss)                                                          (49,045)
Net realized gain (loss)                                                              (19,527)
Realized gain distributions                                                           382,494
Net change in unrealized appreciation (depreciation)                                 (142,793)
                                                                             -----------------
Net assets                                                                   $        594,064
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/12/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                 439  $              543               1.25%              -13.2%
12/31/2017                     1.42                 371                 528               1.25%                8.6%
12/31/2016                     1.31                 477                 626               1.25%               14.8%
12/31/2015                     1.14                 610                 698               1.25%               -4.3%
12/31/2014                     1.19                 673                 804               1.25%                7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                  41  $               51               1.00%              -12.9%
12/31/2017                     1.44                  43                  62               1.00%                8.8%
12/31/2016                     1.32                  45                  59               1.00%               15.0%
12/31/2015                     1.15                  56                  65               1.00%               -4.0%
12/31/2014                     1.20                  30                  36               1.00%                7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%              -12.7%
12/31/2017                     1.46                   0                   0               0.75%                9.1%
12/31/2016                     1.33                   0                   0               0.75%               15.3%
12/31/2015                     1.16                   0                   0               0.75%               -3.8%
12/31/2014                     1.20                   0                   0               0.75%                8.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%              -12.5%
12/31/2017                     1.47                   0                   0               0.50%                9.4%
12/31/2016                     1.35                   0                   0               0.50%               15.6%
12/31/2015                     1.16                   0                   0               0.50%               -3.5%
12/31/2014                     1.21                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%              -12.3%
12/31/2017                     1.49                   0                   0               0.25%                9.7%
12/31/2016                     1.36                   0                   0               0.25%               15.9%
12/31/2015                     1.17                   0                   0               0.25%               -3.3%
12/31/2014                     1.21                   0                   0               0.25%                8.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%              -12.1%
12/31/2017                     1.51                   0                   0               0.00%                9.9%
12/31/2016                     1.37                   0                   0               0.00%               16.2%
12/31/2015                     1.18                   0                   0               0.00%               -3.1%
12/31/2014                     1.22                   0                   0               0.00%                9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT VALUE OPPORTUNITIES FUND R3 CLASS - 54400A803

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      811,706   $       999,076           52,233
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (644)
                                     ---------------
Net assets                           $      811,062
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       633,849         332,330  $         1.91
Band 100                                   177,213          90,837            1.95
Band 75                                         --              --            2.00
Band 50                                         --              --            2.04
Band 25                                         --              --            2.09
Band 0                                          --              --            2.14
                                   ---------------  --------------
 Total                             $       811,062         423,167
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (12,183)
                                                                             -----------------
Net investment income (loss)                                                          (12,183)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,400
Realized gain distributions                                                            80,545
Net change in unrealized appreciation (depreciation)                                 (190,818)
                                                                             -----------------
Net gain (loss)                                                                      (101,873)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (114,056)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        (12,183)  $        (12,126)
Net realized gain (loss)                                             8,400             (1,309)
Realized gain distributions                                         80,545             70,227
Net change in unrealized appreciation (depreciation)              (190,818)            27,540
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (114,056)            84,332
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           154,760            383,123
Cost of units redeemed                                            (360,038)          (347,959)
Account charges                                                       (303)              (625)
                                                          -----------------  -----------------
Increase (decrease)                                               (205,581)            34,539
                                                          -----------------  -----------------
Net increase (decrease)                                           (319,637)           118,871
Net assets, beginning                                            1,130,699          1,011,828
                                                          -----------------  -----------------
Net assets, ending                                        $        811,062   $      1,130,699
                                                          =================  =================

Units sold                                                          71,812            183,182
Units redeemed                                                    (161,582)          (168,334)
                                                          -----------------  -----------------
Net increase (decrease)                                            (89,770)            14,848
Units outstanding, beginning                                       512,937            498,089
                                                          -----------------  -----------------
Units outstanding, ending                                          423,167            512,937
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,225,636
Cost of units redeemed/account charges                                           (4,078,523)
Net investment income (loss)                                                       (119,262)
Net realized gain (loss)                                                            199,634
Realized gain distributions                                                         770,947
Net change in unrealized appreciation (depreciation)                               (187,370)
                                                                            ----------------
Net assets                                                                  $       811,062
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                 332  $              634               1.25%              -13.1%
12/31/2017                     2.20                 415                 911               1.25%                8.5%
12/31/2016                     2.02                 390                 788               1.25%               14.7%
12/31/2015                     1.76                 508                 896               1.25%               -4.3%
12/31/2014                     1.84               1,045               1,927               1.25%                7.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.95                  91  $              177               1.00%              -12.9%
12/31/2017                     2.24                  98                 220               1.00%                8.8%
12/31/2016                     2.06                 109                 224               1.00%               15.0%
12/31/2015                     1.79                 154                 275               1.00%               -4.1%
12/31/2014                     1.87                 149                 279               1.00%                7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.75%              -12.7%
12/31/2017                     2.29                   0                   0               0.75%                9.1%
12/31/2016                     2.10                   0                   0               0.75%               15.3%
12/31/2015                     1.82                   0                   0               0.75%               -3.9%
12/31/2014                     1.89                   0                   0               0.75%                8.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.50%              -12.5%
12/31/2017                     2.33                   0                   0               0.50%                9.3%
12/31/2016                     2.13                   0                   0               0.50%               15.6%
12/31/2015                     1.85                   0                   0               0.50%               -3.6%
12/31/2014                     1.91                   0                   0               0.50%                8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.25%              -12.3%
12/31/2017                     2.38                   0                   0               0.25%                9.6%
12/31/2016                     2.17                   0                   0               0.25%               15.9%
12/31/2015                     1.87                   0                   0               0.25%               -3.4%
12/31/2014                     1.94                   0                   0               0.25%                8.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.00%              -12.0%
12/31/2017                     2.43                   0                   0               0.00%                9.9%
12/31/2016                     2.21                   0                   0               0.00%               16.2%
12/31/2015                     1.90                   7                  12               0.00%               -3.1%
12/31/2014                     1.96                  95                 186               0.00%                8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             LORD ABBETT GROWTH LEADERS FUND I CLASS - 543915284

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        120,063  $       126,622            5,115
                                                       ===============  ===============
Receivables: investments sold                      72
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        120,135
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       120,135          86,765  $         1.38
Band 100                                        --              --            1.40
Band 75                                         --              --            1.41
Band 50                                         --              --            1.43
Band 25                                         --              --            1.44
Band 0                                          --              --            1.45
                                   ---------------  --------------
 Total                             $       120,135          86,765
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,527)
                                                                             -----------------
Net investment income (loss)                                                           (1,527)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  532
Realized gain distributions                                                            19,778
Net change in unrealized appreciation (depreciation)                                  (23,400)
                                                                             -----------------
Net gain (loss)                                                                        (3,090)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (4,617)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,527)  $           (909)
Net realized gain (loss)                                              532                143
Realized gain distributions                                        19,778              5,156
Net change in unrealized appreciation (depreciation)              (23,400)            14,373
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,617)            18,763
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,826              7,919
Cost of units redeemed                                               (657)                --
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                38,169              7,919
                                                         -----------------  -----------------
Net increase (decrease)                                            33,552             26,682
Net assets, beginning                                              86,583             59,901
                                                         -----------------  -----------------
Net assets, ending                                       $        120,135   $         86,583
                                                         =================  =================

Units sold                                                         25,893              6,205
Units redeemed                                                       (437)                --
                                                         -----------------  -----------------
Net increase (decrease)                                            25,456              6,205
Units outstanding, beginning                                       61,309             55,104
                                                         -----------------  -----------------
Units outstanding, ending                                          86,765             61,309
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        124,278
Cost of units redeemed/account charges                                                (21,461)
Net investment income (loss)                                                           (2,845)
Net realized gain (loss)                                                                1,788
Realized gain distributions                                                            24,934
Net change in unrealized appreciation (depreciation)                                   (6,559)
                                                                             -----------------
Net assets                                                                   $        120,135
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                  87  $              120               1.25%               -2.0%
12/31/2017                     1.41                  61                  87               1.25%               29.9%
12/31/2016                     1.09                  55                  60               1.25%               -0.4%
12/31/2015                     1.09                   0                   0               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               1.00%               -1.7%
12/31/2017                     1.42                   0                   0               1.00%               30.2%
12/31/2016                     1.09                   0                   0               1.00%               -0.2%
12/31/2015                     1.09                   0                   0               1.00%                9.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.75%               -1.5%
12/31/2017                     1.43                   0                   0               0.75%               30.6%
12/31/2016                     1.10                   0                   0               0.75%                0.1%
12/31/2015                     1.10                   0                   0               0.75%                9.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.50%               -1.2%
12/31/2017                     1.44                   0                   0               0.50%               30.9%
12/31/2016                     1.10                   0                   0               0.50%                0.3%
12/31/2015                     1.10                   0                   0               0.50%                9.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%               -1.0%
12/31/2017                     1.45                   0                   0               0.25%               31.2%
12/31/2016                     1.11                   0                   0               0.25%                0.6%
12/31/2015                     1.10                   0                   0               0.25%               10.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.00%               -0.7%
12/31/2017                     1.47                   0                   0               0.00%               31.5%
12/31/2016                     1.11                   0                   0               0.00%                0.8%
12/31/2015                     1.10                   0                   0               0.00%               10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              LORD ABBETT TOTAL RETURN FUND I CLASS - 54400U106

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       192,000   $       199,088           19,197
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,311)
                                     ----------------
Net assets                           $       190,689
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       190,689         189,005  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       190,689         189,005
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          9,629
Mortality & expense charges                                                             (3,488)
                                                                              -----------------
Net investment income (loss)                                                             6,141
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,080)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (4,669)
                                                                              -----------------
Net gain (loss)                                                                        (12,749)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (6,608)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           6,141   $          5,222
Net realized gain (loss)                                             (8,080)               (50)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                 (4,669)             3,374
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    (6,608)             8,546
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             53,678             54,530
Cost of units redeemed                                             (222,395)            (8,970)
Account charges                                                        (176)              (272)
                                                          ------------------  -----------------
Increase (decrease)                                                (168,893)            45,288
                                                          ------------------  -----------------
Net increase (decrease)                                            (175,501)            53,834
Net assets, beginning                                               366,190            312,356
                                                          ------------------  -----------------
Net assets, ending                                        $         190,689   $        366,190
                                                          ==================  =================

Units sold                                                           53,335             53,381
Units redeemed                                                     (220,628)            (9,022)
                                                          ------------------  -----------------
Net increase (decrease)                                            (167,293)            44,359
Units outstanding, beginning                                        356,298            311,939
                                                          ------------------  -----------------
Units outstanding, ending                                           189,005            356,298
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        426,655
Cost of units redeemed/account charges                                                (235,582)
Net investment income (loss)                                                            13,792
Net realized gain (loss)                                                                (8,068)
Realized gain distributions                                                                980
Net change in unrealized appreciation (depreciation)                                    (7,088)
                                                                              -----------------
Net assets                                                                    $        190,689
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 189  $              191               1.25%               -1.8%
12/31/2017                     1.03                 356                 366               1.25%                2.6%
12/31/2016                     1.00                 312                 312               1.25%                3.0%
12/31/2015                     0.97                   9                   9               1.25%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -1.6%
12/31/2017                     1.04                   0                   0               1.00%                2.9%
12/31/2016                     1.01                   0                   0               1.00%                3.2%
12/31/2015                     0.97                   0                   0               1.00%               -2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -1.3%
12/31/2017                     1.04                   0                   0               0.75%                3.2%
12/31/2016                     1.01                   0                   0               0.75%                3.5%
12/31/2015                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -1.1%
12/31/2017                     1.05                   0                   0               0.50%                3.4%
12/31/2016                     1.02                   0                   0               0.50%                3.7%
12/31/2015                     0.98                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -0.8%
12/31/2017                     1.06                   0                   0               0.25%                3.7%
12/31/2016                     1.02                   0                   0               0.25%                4.0%
12/31/2015                     0.98                   0                   0               0.25%               -1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -0.6%
12/31/2017                     1.07                   0                   0               0.00%                3.9%
12/31/2016                     1.03                   0                   0               0.00%                4.3%
12/31/2015                     0.98                   0                   0               0.00%               -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        2.8%
    2016        2.6%
    2015        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            LORD ABBETT GROWTH LEADERS FUND R3 CLASS - 543915268

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         53,236  $        55,885            2,356
                                                       ===============  ===============
Receivables: investments sold                      10
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         53,246
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       53,246          39,223  $          1.36
Band 100                                        --              --             1.37
Band 75                                         --              --             1.38
Band 50                                         --              --             1.40
Band 25                                         --              --             1.41
Band 0                                          --              --             1.43
                                    --------------  --------------
 Total                              $       53,246          39,223
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (1,113)
                                                                            -----------------
Net investment income (loss)                                                          (1,113)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,354
Realized gain distributions                                                            9,072
Net change in unrealized appreciation (depreciation)                                 (27,709)
                                                                            -----------------
Net gain (loss)                                                                        3,717
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          2,604
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,113)  $         (1,482)
Net realized gain (loss)                                           22,354              3,349
Realized gain distributions                                         9,072              9,263
Net change in unrealized appreciation (depreciation)              (27,709)            18,561
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,604             29,691
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,632             44,530
Cost of units redeemed                                           (108,250)           (14,855)
Account charges                                                       (45)               (71)
                                                         -----------------  -----------------
Increase (decrease)                                               (99,663)            29,604
                                                         -----------------  -----------------
Net increase (decrease)                                           (97,059)            59,295
Net assets, beginning                                             150,305             91,010
                                                         -----------------  -----------------
Net assets, ending                                       $         53,246   $        150,305
                                                         =================  =================

Units sold                                                          5,797             34,914
Units redeemed                                                    (74,622)           (11,450)
                                                         -----------------  -----------------
Net increase (decrease)                                           (68,825)            23,464
Units outstanding, beginning                                      108,048             84,584
                                                         -----------------  -----------------
Units outstanding, ending                                          39,223            108,048
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        155,803
Cost of units redeemed/account charges                                              (140,522)
Net investment income (loss)                                                          (3,440)
Net realized gain (loss)                                                              25,719
Realized gain distributions                                                           18,335
Net change in unrealized appreciation (depreciation)                                  (2,649)
                                                                            -----------------
Net assets                                                                  $         53,246
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                  39  $               53               1.25%               -2.4%
12/31/2017                     1.39                 108                 150               1.25%               29.3%
12/31/2016                     1.08                  85                  91               1.25%               -0.9%
12/31/2015                     1.09                   0                   0               1.25%                8.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%               -2.2%
12/31/2017                     1.40                   0                   0               1.00%               29.6%
12/31/2016                     1.08                   0                   0               1.00%               -0.7%
12/31/2015                     1.09                   0                   0               1.00%                8.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%               -1.9%
12/31/2017                     1.41                   0                   0               0.75%               29.9%
12/31/2016                     1.09                   0                   0               0.75%               -0.4%
12/31/2015                     1.09                   0                   0               0.75%                9.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.50%               -1.7%
12/31/2017                     1.42                   0                   0               0.50%               30.3%
12/31/2016                     1.09                   0                   0               0.50%               -0.2%
12/31/2015                     1.09                   0                   0               0.50%                9.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%               -1.4%
12/31/2017                     1.43                   0                   0               0.25%               30.6%
12/31/2016                     1.10                   0                   0               0.25%                0.1%
12/31/2015                     1.10                   0                   0               0.25%                9.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.00%               -1.2%
12/31/2017                     1.44                   0                   0               0.00%               30.9%
12/31/2016                     1.10                   0                   0               0.00%                0.3%
12/31/2015                     1.10                   0                   0               0.00%                9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             LORD ABBETT TOTAL RETURN FUND R3 CLASS - 543916373

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       159,303  $        163,600           15,983
                                                      ================  ===============
Receivables: investments sold                    312
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       159,615
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       159,615         161,426  $         0.99
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.03
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       159,615         161,426
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,029
Mortality & expense charges                                                            (3,068)
                                                                             -----------------
Net investment income (loss)                                                            3,961
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,578)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (3,398)
                                                                             -----------------
Net gain (loss)                                                                       (13,976)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (10,015)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,961   $          6,308
Net realized gain (loss)                                          (10,578)              (281)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (3,398)             9,146
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (10,015)            15,173
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           65,960             83,460
Cost of units redeemed                                           (391,591)          (329,866)
Account charges                                                        (5)               (35)
                                                         -----------------  -----------------
Increase (decrease)                                              (325,636)          (246,441)
                                                         -----------------  -----------------
Net increase (decrease)                                          (335,651)          (231,268)
Net assets, beginning                                             495,266            726,534
                                                         -----------------  -----------------
Net assets, ending                                       $        159,615   $        495,266
                                                         =================  =================

Units sold                                                         66,781             83,098
Units redeemed                                                   (393,923)          (326,528)
                                                         -----------------  -----------------
Net increase (decrease)                                          (327,142)          (243,430)
Units outstanding, beginning                                      488,568            731,998
                                                         -----------------  -----------------
Units outstanding, ending                                         161,426            488,568
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        976,026
Cost of units redeemed/account charges                                               (826,536)
Net investment income (loss)                                                           22,532
Net realized gain (loss)                                                              (11,319)
Realized gain distributions                                                             3,209
Net change in unrealized appreciation (depreciation)                                   (4,297)
                                                                             -----------------
Net assets                                                                   $        159,615
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 161  $              160               1.25%               -2.5%
12/31/2017                     1.01                 489                 495               1.25%                2.1%
12/31/2016                     0.99                 732                 727               1.25%                2.5%
12/31/2015                     0.97                 548                 531               1.25%               -3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -2.2%
12/31/2017                     1.02                   0                   0               1.00%                2.4%
12/31/2016                     1.00                   0                   0               1.00%                2.7%
12/31/2015                     0.97                   0                   0               1.00%               -2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -2.0%
12/31/2017                     1.03                   0                   0               0.75%                2.6%
12/31/2016                     1.00                   0                   0               0.75%                3.0%
12/31/2015                     0.97                   0                   0               0.75%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -1.7%
12/31/2017                     1.04                   0                   0               0.50%                2.9%
12/31/2016                     1.01                   0                   0               0.50%                3.2%
12/31/2015                     0.98                   0                   0               0.50%               -2.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -1.5%
12/31/2017                     1.04                   0                   0               0.25%                3.2%
12/31/2016                     1.01                   0                   0               0.25%                3.5%
12/31/2015                     0.98                   0                   0               0.25%               -2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -1.2%
12/31/2017                     1.05                   0                   0               0.00%                3.4%
12/31/2016                     1.02                   0                   0               0.00%                3.7%
12/31/2015                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.3%
    2016        2.7%
    2015        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            LORD ABBETT BOND-DEBENTURE FUND R5 CLASS - 544004872

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.19
Band 100                                        --              --            1.20
Band 75                                         --              --            1.20
Band 50                                         --              --            1.21
Band 25                                         --              --            1.22
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              31
Mortality & expense charges                                                                  (8)
                                                                              ------------------
Net investment income (loss)                                                                 23
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (24)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                        (14)
                                                                              ------------------
Net gain (loss)                                                                             (38)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $             (15)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             23   $             24
Net realized gain (loss)                                              (24)                --
Realized gain distributions                                            --                 11
Net change in unrealized appreciation (depreciation)                  (14)                14
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     (15)                49
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              808              2,016
Cost of units redeemed                                             (2,855)                --
Account charges                                                        (1)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                (2,048)             2,014
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,063)             2,063
Net assets, beginning                                               2,063                 --
                                                         -----------------  -----------------
Net assets, ending                                       $             --   $          2,063
                                                         =================  =================

Units sold                                                            651              1,655
Units redeemed                                                     (2,304)                (2)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,653)             1,653
Units outstanding, beginning                                        1,653                 --
                                                         -----------------  -----------------
Units outstanding, ending                                              --              1,653
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $           2,824
Cost of units redeemed/account charges                                                   (2,858)
Net investment income (loss)                                                                 47
Net realized gain (loss)                                                                    (24)
Realized gain distributions                                                                  11
Net change in unrealized appreciation (depreciation)                                         --
                                                                              ------------------
Net assets                                                                    $              --
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               1.25%               -4.8%
12/31/2017                     1.25                   2                   2               1.25%                8.1%
12/31/2016                     1.15                   0                   0               1.25%               15.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -4.6%
12/31/2017                     1.25                   0                   0               1.00%                8.4%
12/31/2016                     1.16                   0                   0               1.00%               15.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.75%               -4.4%
12/31/2017                     1.26                   0                   0               0.75%                8.6%
12/31/2016                     1.16                   0                   0               0.75%               16.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -4.1%
12/31/2017                     1.27                   0                   0               0.50%                8.9%
12/31/2016                     1.16                   0                   0               0.50%               16.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -3.9%
12/31/2017                     1.27                   0                   0               0.25%                9.2%
12/31/2016                     1.17                   0                   0               0.25%               16.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -3.6%
12/31/2017                     1.28                   0                   0               0.00%                9.5%
12/31/2016                     1.17                   0                   0               0.00%               16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R5 CLASS - 543913628

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         3,062  $         3,433              226
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         3,062
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,062            2,274  $         1.35
Band 100                                         --               --            1.36
Band 75                                          --               --            1.37
Band 50                                          --               --            1.38
Band 25                                          --               --            1.39
Band 0                                           --               --            1.40
                                    ---------------  ---------------
 Total                              $         3,062            2,274
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            48
Mortality & expense charges                                                             (31)
                                                                            ----------------
Net investment income (loss)                                                             17
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             208
Net change in unrealized appreciation (depreciation)                                   (397)
                                                                            ----------------
Net gain (loss)                                                                        (189)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $          (172)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             17   $              5
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           208                 96
Net change in unrealized appreciation (depreciation)                 (397)                30
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (172)               131
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,558              2,222
Cost of units redeemed                                                 --               (770)
Account charges                                                        (2)                --
                                                         -----------------  -----------------
Increase (decrease)                                                 1,556              1,452
                                                         -----------------  -----------------
Net increase (decrease)                                             1,384              1,583
Net assets, beginning                                               1,678                 95
                                                         -----------------  -----------------
Net assets, ending                                       $          3,062   $          1,678
                                                         =================  =================

Units sold                                                          1,100              1,696
Units redeemed                                                         (1)              (599)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,099              1,097
Units outstanding, beginning                                        1,175                 78
                                                         -----------------  -----------------
Units outstanding, ending                                           2,274              1,175
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         3,879
Cost of units redeemed/account charges                                                 (772)
Net investment income (loss)                                                             22
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             304
Net change in unrealized appreciation (depreciation)                                   (371)
                                                                            ----------------
Net assets                                                                  $         3,062
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   2  $                3               1.25%               -5.7%
12/31/2017                     1.43                   1                   2               1.25%               17.9%
12/31/2016                     1.21                   0                   0               1.25%               21.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               1.00%               -5.5%
12/31/2017                     1.43                   0                   0               1.00%               18.2%
12/31/2016                     1.21                   0                   0               1.00%               21.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.75%               -5.2%
12/31/2017                     1.44                   0                   0               0.75%               18.5%
12/31/2016                     1.22                   0                   0               0.75%               21.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.50%               -5.0%
12/31/2017                     1.45                   0                   0               0.50%               18.8%
12/31/2016                     1.22                   0                   0               0.50%               22.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.25%               -4.8%
12/31/2017                     1.46                   0                   0               0.25%               19.1%
12/31/2016                     1.22                   0                   0               0.25%               22.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%               -4.5%
12/31/2017                     1.46                   0                   0               0.00%               19.4%
12/31/2016                     1.23                   0                   0               0.00%               22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     LORD ABBETT DEVELOPING GROWTH FUND R5 CLASS - 544006877 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.51
Band 100                                        --              --            1.52
Band 75                                         --              --            1.53
Band 50                                         --              --            1.54
Band 25                                         --              --            1.56
Band 0                                          --              --            1.57
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               1.25%                4.0%
12/31/2017                     1.45                   0                   0               1.25%               28.7%
12/31/2016                     1.13                   0                   0               1.25%               12.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               1.00%                4.3%
12/31/2017                     1.46                   0                   0               1.00%               29.0%
12/31/2016                     1.13                   0                   0               1.00%               13.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.75%                4.5%
12/31/2017                     1.47                   0                   0               0.75%               29.3%
12/31/2016                     1.13                   0                   0               0.75%               13.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.50%                4.8%
12/31/2017                     1.47                   0                   0               0.50%               29.6%
12/31/2016                     1.14                   0                   0               0.50%               13.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.25%                5.1%
12/31/2017                     1.48                   0                   0               0.25%               29.9%
12/31/2016                     1.14                   0                   0               0.25%               14.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.00%                5.3%
12/31/2017                     1.49                   0                   0               0.00%               30.3%
12/31/2016                     1.14                   0                   0               0.00%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    LORD ABBETT FUNDAMENTAL EQUITY FUND R5 CLASS - 54400A845 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.28
Band 100                                        --              --            1.29
Band 75                                         --              --            1.30
Band 50                                         --              --            1.31
Band 25                                         --              --            1.32
Band 0                                          --              --            1.33
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.25%               -9.3%
12/31/2017                     1.41                   0                   0               1.25%               11.9%
12/31/2016                     1.26                   0                   0               1.25%               26.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -9.1%
12/31/2017                     1.42                   0                   0               1.00%               12.2%
12/31/2016                     1.27                   0                   0               1.00%               26.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -8.8%
12/31/2017                     1.43                   0                   0               0.75%               12.4%
12/31/2016                     1.27                   0                   0               0.75%               27.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.50%               -8.6%
12/31/2017                     1.43                   0                   0               0.50%               12.7%
12/31/2016                     1.27                   0                   0               0.50%               27.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -8.4%
12/31/2017                     1.44                   0                   0               0.25%               13.0%
12/31/2016                     1.28                   0                   0               0.25%               27.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.00%               -8.2%
12/31/2017                     1.45                   0                   0               0.00%               13.3%
12/31/2016                     1.28                   0                   0               0.00%               27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            LORD ABBETT GROWTH LEADERS FUND R5 CLASS - 54400A811

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       498,339  $        507,592           21,223
                                                      ================  ===============
Receivables: investments sold                    134
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       498,473
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       498,473         354,891  $         1.40
Band 100                                        --              --            1.41
Band 75                                         --              --            1.43
Band 50                                         --              --            1.44
Band 25                                         --              --            1.45
Band 0                                          --              --            1.46
                                   ---------------  --------------
 Total                             $       498,473         354,891
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (6,786)
                                                                             -----------------
Net investment income (loss)                                                           (6,786)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,651
Realized gain distributions                                                            82,690
Net change in unrealized appreciation (depreciation)                                  (89,619)
                                                                             -----------------
Net gain (loss)                                                                        (3,278)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (10,064)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,786)  $         (5,653)
Net realized gain (loss)                                            3,651              7,886
Realized gain distributions                                        82,690             29,707
Net change in unrealized appreciation (depreciation)              (89,619)            85,283
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (10,064)           117,223
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           31,427             21,312
Cost of units redeemed                                            (12,637)           (53,212)
Account charges                                                        --                 (4)
                                                         -----------------  -----------------
Increase (decrease)                                                18,790            (31,904)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,726             85,319
Net assets, beginning                                             489,747            404,428
                                                         -----------------  -----------------
Net assets, ending                                       $        498,473   $        489,747
                                                         =================  =================

Units sold                                                         20,914             16,140
Units redeemed                                                     (7,881)           (41,155)
                                                         -----------------  -----------------
Net increase (decrease)                                            13,033            (25,015)
Units outstanding, beginning                                      341,858            366,873
                                                         -----------------  -----------------
Units outstanding, ending                                         354,891            341,858
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        547,560
Cost of units redeemed/account charges                                              (148,826)
Net investment income (loss)                                                         (13,842)
Net realized gain (loss)                                                              10,437
Realized gain distributions                                                          112,397
Net change in unrealized appreciation (depreciation)                                  (9,253)
                                                                            -----------------
Net assets                                                                  $        498,473
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                 355  $              498               1.25%               -2.0%
12/31/2017                     1.43                 342                 490               1.25%               30.0%
12/31/2016                     1.10                 367                 404               1.25%               10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               1.00%               -1.7%
12/31/2017                     1.44                   0                   0               1.00%               30.3%
12/31/2016                     1.10                   0                   0               1.00%               10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.75%               -1.5%
12/31/2017                     1.45                   0                   0               0.75%               30.6%
12/31/2016                     1.11                   0                   0               0.75%               10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.50%               -1.2%
12/31/2017                     1.45                   0                   0               0.50%               30.9%
12/31/2016                     1.11                   0                   0               0.50%               11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.25%               -1.0%
12/31/2017                     1.46                   0                   0               0.25%               31.3%
12/31/2016                     1.11                   0                   0               0.25%               11.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.00%               -0.7%
12/31/2017                     1.47                   0                   0               0.00%               31.6%
12/31/2016                     1.12                   0                   0               0.00%               11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   LORD ABBETT GROWTH OPPORTUNITIES FUND R5 CLASS - 543913685 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.30
Band 100                                        --              --            1.31
Band 75                                         --              --            1.32
Band 50                                         --              --            1.33
Band 25                                         --              --            1.34
Band 0                                          --              --            1.35
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.25%               -4.3%
12/31/2017                     1.36                   0                   0               1.25%               21.6%
12/31/2016                     1.12                   0                   0               1.25%               11.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%               -4.1%
12/31/2017                     1.37                   0                   0               1.00%               22.0%
12/31/2016                     1.12                   0                   0               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -3.9%
12/31/2017                     1.37                   0                   0               0.75%               22.3%
12/31/2016                     1.12                   0                   0               0.75%               12.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.50%               -3.6%
12/31/2017                     1.38                   0                   0               0.50%               22.6%
12/31/2016                     1.13                   0                   0               0.50%               12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.25%               -3.4%
12/31/2017                     1.39                   0                   0               0.25%               22.9%
12/31/2016                     1.13                   0                   0               0.25%               12.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.00%               -3.1%
12/31/2017                     1.39                   0                   0               0.00%               23.2%
12/31/2016                     1.13                   0                   0               0.00%               13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              LORD ABBETT HIGH YIELD FUND R5 CLASS - 54401E739

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     4,774,265   $    5,243,309          686,107
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (40,063)
                                     ----------------
Net assets                           $     4,734,202
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,734,202       3,940,666  $          1.20
Band 100                                         --              --             1.21
Band 75                                          --              --             1.22
Band 50                                          --              --             1.23
Band 25                                          --              --             1.24
Band 0                                           --              --             1.25
                                    ---------------  --------------
 Total                              $     4,734,202       3,940,666
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        314,234
Mortality & expense charges                                                           (65,781)
                                                                             -----------------
Net investment income (loss)                                                          248,453
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (68,069)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (509,551)
                                                                             -----------------
Net gain (loss)                                                                      (577,620)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (329,167)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        248,453   $        146,564
Net realized gain (loss)                                          (68,069)             3,159
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (509,551)            40,341
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (329,167)           190,064
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,861,380          4,978,177
Cost of units redeemed                                         (1,663,191)          (325,479)
Account charges                                                   (11,183)            (8,562)
                                                         -----------------  -----------------
Increase (decrease)                                               187,006          4,644,136
                                                         -----------------  -----------------
Net increase (decrease)                                          (142,161)         4,834,200
Net assets, beginning                                           4,876,363             42,163
                                                         -----------------  -----------------
Net assets, ending                                       $      4,734,202   $      4,876,363
                                                         =================  =================

Units sold                                                      1,475,879          4,048,634
Units redeemed                                                 (1,341,280)          (277,950)
                                                         -----------------  -----------------
Net increase (decrease)                                           134,599          3,770,684
Units outstanding, beginning                                    3,806,067             35,383
                                                         -----------------  -----------------
Units outstanding, ending                                       3,940,666          3,806,067
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      6,888,437
Cost of units redeemed/account charges                                             (2,015,804)
Net investment income (loss)                                                          395,650
Net realized gain (loss)                                                              (65,037)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (469,044)
                                                                             -----------------
Net assets                                                                   $      4,734,202
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20               3,941  $            4,734               1.25%               -6.2%
12/31/2017                     1.28               3,806               4,876               1.25%                7.5%
12/31/2016                     1.19                  35                  42               1.25%               19.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%               -6.0%
12/31/2017                     1.29                   0                   0               1.00%                7.8%
12/31/2016                     1.19                   0                   0               1.00%               19.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%               -5.8%
12/31/2017                     1.29                   0                   0               0.75%                8.1%
12/31/2016                     1.20                   0                   0               0.75%               19.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.50%               -5.5%
12/31/2017                     1.30                   0                   0               0.50%                8.3%
12/31/2016                     1.20                   0                   0               0.50%               20.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.25%               -5.3%
12/31/2017                     1.31                   0                   0               0.25%                8.6%
12/31/2016                     1.20                   0                   0               0.25%               20.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.00%               -5.0%
12/31/2017                     1.31                   0                   0               0.00%                8.9%
12/31/2016                     1.21                   0                   0               0.00%               20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.5%
    2017        7.6%
    2016        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       LORD ABBETT MID CAP STOCK FUND R5 CLASS - 543919872 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.25%              -15.4%
12/31/2017                     1.37                   0                   0               1.25%                6.0%
12/31/2016                     1.29                   0                   0               1.25%               28.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%              -15.2%
12/31/2017                     1.37                   0                   0               1.00%                6.2%
12/31/2016                     1.29                   0                   0               1.00%               29.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%              -15.0%
12/31/2017                     1.38                   0                   0               0.75%                6.5%
12/31/2016                     1.29                   0                   0               0.75%               29.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%              -14.8%
12/31/2017                     1.39                   0                   0               0.50%                6.8%
12/31/2016                     1.30                   0                   0               0.50%               29.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%              -14.5%
12/31/2017                     1.39                   0                   0               0.25%                7.0%
12/31/2016                     1.30                   0                   0               0.25%               30.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%              -14.3%
12/31/2017                     1.40                   0                   0               0.00%                7.3%
12/31/2016                     1.30                   0                   0               0.00%               30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      LORD ABBETT SMALL CAP VALUE FUND R5 CLASS - 543913651 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.22
Band 100                                        --              --            1.23
Band 75                                         --              --            1.24
Band 50                                         --              --            1.25
Band 25                                         --              --            1.25
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.25%              -12.7%
12/31/2017                     1.40                   0                   0               1.25%                5.3%
12/31/2016                     1.33                   0                   0               1.25%               32.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               1.00%              -12.5%
12/31/2017                     1.40                   0                   0               1.00%                5.6%
12/31/2016                     1.33                   0                   0               1.00%               32.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%              -12.3%
12/31/2017                     1.41                   0                   0               0.75%                5.8%
12/31/2016                     1.33                   0                   0               0.75%               33.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%              -12.1%
12/31/2017                     1.42                   0                   0               0.50%                6.1%
12/31/2016                     1.33                   0                   0               0.50%               33.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.25%              -11.9%
12/31/2017                     1.42                   0                   0               0.25%                6.3%
12/31/2016                     1.34                   0                   0               0.25%               33.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%              -11.6%
12/31/2017                     1.43                   0                   0               0.00%                6.6%
12/31/2016                     1.34                   0                   0               0.00%               34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             LORD ABBETT TOTAL RETURN FUND R5 CLASS - 54401E598

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       805,109   $       831,292           80,664
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,130)
                                     ----------------
Net assets                           $       803,979
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       803,979         775,911  $         1.04
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.07
                                   ---------------  --------------
 Total                             $       803,979         775,911
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         27,838
Mortality & expense charges                                                           (10,057)
                                                                             -----------------
Net investment income (loss)                                                           17,781
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,054)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (24,071)
                                                                             -----------------
Net gain (loss)                                                                       (35,125)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (17,344)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         17,781   $         12,060
Net realized gain (loss)                                          (11,054)              (170)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (24,071)             5,739
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (17,344)            17,629
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          268,009            556,760
Cost of units redeemed                                           (381,710)          (201,894)
Account charges                                                      (252)               (59)
                                                         -----------------  -----------------
Increase (decrease)                                              (113,953)           354,807
                                                         -----------------  -----------------
Net increase (decrease)                                          (131,297)           372,436
Net assets, beginning                                             935,276            562,840
                                                         -----------------  -----------------
Net assets, ending                                       $        803,979   $        935,276
                                                         =================  =================

Units sold                                                        260,774            529,381
Units redeemed                                                   (369,758)          (191,630)
                                                         -----------------  -----------------
Net increase (decrease)                                          (108,984)           337,751
Units outstanding, beginning                                      884,895            547,144
                                                         -----------------  -----------------
Units outstanding, ending                                         775,911            884,895
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,484,408
Cost of units redeemed/account charges                                               (677,531)
Net investment income (loss)                                                           33,702
Net realized gain (loss)                                                              (12,178)
Realized gain distributions                                                             1,761
Net change in unrealized appreciation (depreciation)                                  (26,183)
                                                                             -----------------
Net assets                                                                   $        803,979
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                 776  $              804               1.25%               -2.0%
12/31/2017                     1.06                 885                 935               1.25%                2.7%
12/31/2016                     1.03                 547                 563               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -1.7%
12/31/2017                     1.06                   0                   0               1.00%                3.0%
12/31/2016                     1.03                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -1.5%
12/31/2017                     1.07                   0                   0               0.75%                3.3%
12/31/2016                     1.03                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -1.2%
12/31/2017                     1.07                   0                   0               0.50%                3.5%
12/31/2016                     1.04                   0                   0               0.50%                3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -1.0%
12/31/2017                     1.08                   0                   0               0.25%                3.8%
12/31/2016                     1.04                   0                   0               0.25%                3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -0.7%
12/31/2017                     1.08                   0                   0               0.00%                4.0%
12/31/2016                     1.04                   0                   0               0.00%                4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        2.9%
    2016        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT VALUE OPPORTUNITIES FUND R5 CLASS - 54400A779

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         3,481  $         4,183               207
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         3,482
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,482            2,891  $         1.20
Band 100                                         --               --            1.21
Band 75                                          --               --            1.22
Band 50                                          --               --            1.23
Band 25                                          --               --            1.24
Band 0                                           --               --            1.25
                                    ---------------  ---------------
 Total                              $         3,482            2,891
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             10
Mortality & expense charges                                                             (29)
                                                                            ----------------
Net investment income (loss)                                                            (19)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             320
Net change in unrealized appreciation (depreciation)                                   (702)
                                                                            ----------------
Net gain (loss)                                                                        (382)
                                                                            ----------------

Increase (decrease) in net assets from operations                          $           (401)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (19)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           320                 --
Net change in unrealized appreciation (depreciation)                 (702)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (401)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            3,883                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 3,883                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             3,482                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          3,482   $             --
                                                         =================  ================

Units sold                                                          2,891                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             2,891                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           2,891                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          4,200
Cost of units redeemed/account charges                                                    (331)
Net investment income (loss)                                                               (19)
Net realized gain (loss)                                                                    14
Realized gain distributions                                                                320
Net change in unrealized appreciation (depreciation)                                      (702)
                                                                              -----------------
Net assets                                                                    $          3,482
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   3  $                3               1.25%              -12.8%
12/31/2017                     1.38                   0                   0               1.25%                9.0%
12/31/2016                     1.27                   0                   0               1.25%               26.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%              -12.5%
12/31/2017                     1.39                   0                   0               1.00%                9.3%
12/31/2016                     1.27                   0                   0               1.00%               26.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%              -12.3%
12/31/2017                     1.39                   0                   0               0.75%                9.6%
12/31/2016                     1.27                   0                   0               0.75%               27.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.50%              -12.1%
12/31/2017                     1.40                   0                   0               0.50%                9.9%
12/31/2016                     1.28                   0                   0               0.50%               27.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.25%              -11.9%
12/31/2017                     1.41                   0                   0               0.25%               10.1%
12/31/2016                     1.28                   0                   0               0.25%               27.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.00%              -11.7%
12/31/2017                     1.41                   0                   0               0.00%               10.4%
12/31/2016                     1.28                   0                   0               0.00%               28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     LORD ABBETT DEVELOPING GROWTH FUND R6 CLASS - 544006869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.28
Band 100                                        --              --            1.29
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                          --              --            1.32
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.25%                4.1%
12/31/2017                     1.23                   0                   0               1.25%               28.8%
12/31/2016                     0.96                   0                   0               1.25%               -4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%                4.4%
12/31/2017                     1.23                   0                   0               1.00%               29.1%
12/31/2016                     0.96                   0                   0               1.00%               -4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%                4.6%
12/31/2017                     1.24                   0                   0               0.75%               29.4%
12/31/2016                     0.96                   0                   0               0.75%               -4.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%                4.9%
12/31/2017                     1.24                   0                   0               0.50%               29.7%
12/31/2016                     0.96                   0                   0               0.50%               -4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%                5.2%
12/31/2017                     1.24                   0                   0               0.25%               30.1%
12/31/2016                     0.96                   0                   0               0.25%               -4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%                5.4%
12/31/2017                     1.25                   0                   0               0.00%               30.4%
12/31/2016                     0.96                   0                   0               0.00%               -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              LORD ABBETT HIGH YIELD FUND R6 CLASS - 54401E721

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       717,466   $       779,973          103,110
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,223)
                                     ----------------
Net assets                           $       716,243
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       716,243         706,153  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       716,243         706,153
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         30,527
Mortality & expense charges                                                             (6,249)
                                                                              -----------------
Net investment income (loss)                                                            24,278
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,974)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (62,759)
                                                                              -----------------
Net gain (loss)                                                                        (67,733)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (43,455)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         24,278   $          3,050
Net realized gain (loss)                                            (4,974)                21
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (62,759)               252
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (43,455)             3,323
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,030,667            224,884
Cost of units redeemed                                            (494,144)            (3,833)
Account charges                                                     (1,007)              (192)
                                                          -----------------  -----------------
Increase (decrease)                                                535,516            220,859
                                                          -----------------  -----------------
Net increase (decrease)                                            492,061            224,182
Net assets, beginning                                              224,182                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        716,243   $        224,182
                                                          =================  =================

Units sold                                                       1,013,002            211,246
Units redeemed                                                    (514,292)            (3,803)
                                                          -----------------  -----------------
Net increase (decrease)                                            498,710            207,443
Units outstanding, beginning                                       207,443                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          706,153            207,443
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,255,551
Cost of units redeemed/account charges                                                (499,176)
Net investment income (loss)                                                            27,328
Net realized gain (loss)                                                                (4,953)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (62,507)
                                                                              -----------------
Net assets                                                                    $        716,243
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 706  $              716               1.25%               -6.1%
12/31/2017                     1.08                 207                 224               1.25%                7.4%
12/31/2016                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -5.9%
12/31/2017                     1.08                   0                   0               1.00%                7.7%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -5.7%
12/31/2017                     1.09                   0                   0               0.75%                8.0%
12/31/2016                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -5.4%
12/31/2017                     1.09                   0                   0               0.50%                8.3%
12/31/2016                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -5.2%
12/31/2017                     1.09                   0                   0               0.25%                8.5%
12/31/2016                     1.01                   0                   0               0.25%                0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -5.0%
12/31/2017                     1.10                   0                   0               0.00%                8.8%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.5%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          LORD ABBETT VALUE OPPORTUNITIES FUND R6 CLASS - 54400A761

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        709,250  $       894,449           42,167
                                                       ===============  ===============
Receivables: investments sold                   1,076
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        710,326
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       710,326         760,811  $         0.93
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $       710,326         760,811
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,397
Mortality & expense charges                                                            (4,191)
                                                                             -----------------
Net investment income (loss)                                                           (1,794)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  383
Realized gain distributions                                                            67,102
Net change in unrealized appreciation (depreciation)                                 (185,199)
                                                                             -----------------
Net gain (loss)                                                                      (117,714)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (119,508)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,794)  $             --
Net realized gain (loss)                                              383                 --
Realized gain distributions                                        67,102                 --
Net change in unrealized appreciation (depreciation)             (185,199)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (119,508)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          870,287                 --
Cost of units redeemed                                            (40,322)                --
Account charges                                                      (131)                --
                                                         -----------------  ----------------
Increase (decrease)                                               829,834                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           710,326                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        710,326   $             --
                                                         =================  ================

Units sold                                                        797,266                 --
Units redeemed                                                    (36,455)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           760,811                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         760,811                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        870,287
Cost of units redeemed/account charges                                                (40,453)
Net investment income (loss)                                                           (1,794)
Net realized gain (loss)                                                                  383
Realized gain distributions                                                            67,102
Net change in unrealized appreciation (depreciation)                                 (185,199)
                                                                             -----------------
Net assets                                                                   $        710,326
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 761  $              710               1.25%              -12.7%
12/31/2017                     1.07                   0                   0               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -12.4%
12/31/2017                     1.07                   0                   0               1.00%                7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -12.2%
12/31/2017                     1.07                   0                   0               0.75%                7.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -12.0%
12/31/2017                     1.07                   0                   0               0.50%                7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -11.8%
12/31/2017                     1.07                   0                   0               0.25%                7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -11.6%
12/31/2017                     1.08                   0                   0               0.00%                7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND R3 CLASS - 543915441

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,417,112  $      4,680,695          249,060
                                                      ================  ===============
Receivables: investments sold                 31,829
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,448,941
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,372,329       3,153,104  $          0.75
Band 100                                         --              --             0.75
Band 75                                          --              --             0.76
Band 50                                          --              --             0.76
Band 25                                          --              --             0.76
Band 0                                    1,076,612       1,416,716             0.76
                                    ---------------  --------------
 Total                              $     3,448,941       4,569,820
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         35,685
Mortality & expense charges                                                           (18,759)
                                                                             -----------------
Net investment income (loss)                                                           16,926
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,705)
Realized gain distributions                                                           335,862
Net change in unrealized appreciation (depreciation)                               (1,263,583)
                                                                             -----------------
Net gain (loss)                                                                      (940,426)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (923,500)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         16,926   $             --
Net realized gain (loss)                                          (12,705)                --
Realized gain distributions                                       335,862                 --
Net change in unrealized appreciation (depreciation)           (1,263,583)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (923,500)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        4,542,396                 --
Cost of units redeemed                                           (154,093)                --
Account charges                                                   (15,862)                --
                                                         -----------------  ----------------
Increase (decrease)                                             4,372,441                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         3,448,941                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      3,448,941   $             --
                                                         =================  ================

Units sold                                                      4,764,210                 --
Units redeemed                                                   (194,390)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         4,569,820                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       4,569,820                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,542,396
Cost of units redeemed/account charges                                               (169,955)
Net investment income (loss)                                                           16,926
Net realized gain (loss)                                                              (12,705)
Realized gain distributions                                                           335,862
Net change in unrealized appreciation (depreciation)                               (1,263,583)
                                                                             -----------------
Net assets                                                                   $      3,448,941
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75               3,153  $            2,372               0.00%              -24.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.75                   0  $                0               0.00%              -24.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76               1,417  $            1,077               0.00%              -24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND R5 CLASS - 54400A670

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,317,390  $      7,208,032          368,751
                                                      ================  ===============
Receivables: investments sold                 66,167
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,383,557
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,383,557       7,124,094  $          0.76
Band 100                                         --              --             0.76
Band 75                                          --              --             0.76
Band 50                                          --              --             0.76
Band 25                                          --              --             0.76
Band 0                                           --              --             0.76
                                    ---------------  --------------
 Total                              $     5,383,557       7,124,094
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         72,864
Mortality & expense charges                                                          (45,673)
                                                                            -----------------
Net investment income (loss)                                                          27,191
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (185,806)
Realized gain distributions                                                          502,288
Net change in unrealized appreciation (depreciation)                              (1,890,642)
                                                                            -----------------
Net gain (loss)                                                                   (1,574,160)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,546,969)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,191   $             --
Net realized gain (loss)                                         (185,806)                --
Realized gain distributions                                       502,288                 --
Net change in unrealized appreciation (depreciation)           (1,890,642)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations              (1,546,969)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        7,914,309                 --
Cost of units redeemed                                           (957,595)                --
Account charges                                                   (26,188)                --
                                                         -----------------  ----------------
Increase (decrease)                                             6,930,526                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         5,383,557                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      5,383,557   $             --
                                                         =================  ================

Units sold                                                      8,339,855                 --
Units redeemed                                                 (1,215,761)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         7,124,094                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       7,124,094                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,914,309
Cost of units redeemed/account charges                                              (983,783)
Net investment income (loss)                                                          27,191
Net realized gain (loss)                                                            (185,806)
Realized gain distributions                                                          502,288
Net change in unrealized appreciation (depreciation)                              (1,890,642)
                                                                            -----------------
Net assets                                                                  $      5,383,557
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76               7,124  $            5,384               0.00%              -24.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -23.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND CLASS R6 CLASS - 54400A662

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       886,089  $      1,148,583           61,193
                                                      ================  ===============
Receivables: investments sold                 13,393
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       899,482
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      899,482       1,189,664  $          0.76
Band 100                                        --              --             0.76
Band 75                                         --              --             0.76
Band 50                                         --              --             0.76
Band 25                                         --              --             0.76
Band 0                                          --              --             0.76
                                    --------------  --------------
 Total                              $      899,482       1,189,664
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         11,458
Mortality & expense charges                                                             (5,349)
                                                                              -----------------
Net investment income (loss)                                                             6,109
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,428)
Realized gain distributions                                                             78,273
Net change in unrealized appreciation (depreciation)                                  (262,494)
                                                                              -----------------
Net gain (loss)                                                                       (185,649)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (179,540)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,109   $             --
Net realized gain (loss)                                           (1,428)                --
Realized gain distributions                                        78,273                 --
Net change in unrealized appreciation (depreciation)             (262,494)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (179,540)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,214,592                 --
Cost of units redeemed                                           (131,098)                --
Account charges                                                    (4,472)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,079,022                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           899,482                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        899,482   $             --
                                                         =================  ================

Units sold                                                      1,348,041                 --
Units redeemed                                                   (158,377)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,189,664                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,189,664                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,214,592
Cost of units redeemed/account charges                                                (135,570)
Net investment income (loss)                                                             6,109
Net realized gain (loss)                                                                (1,428)
Realized gain distributions                                                             78,273
Net change in unrealized appreciation (depreciation)                                  (262,494)
                                                                              -----------------
Net assets                                                                    $        899,482
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76               1,190  $              899               0.00%              -24.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -24.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -23.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -23.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.76                   0  $                0               0.00%              -23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             MAINSTAY LARGE CAP GROWTH FUND R6 CLASS - 56063N808

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,706,563  $     8,327,762          790,868
                                                       ===============  ===============
Receivables: investments sold                   4,668
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,711,231
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,711,231       7,690,721  $          0.87
Band 100                                         --              --             0.87
Band 75                                          --              --             0.87
Band 50                                          --              --             0.87
Band 25                                          --              --             0.88
Band 0                                           --              --             0.88
                                    ---------------  --------------
 Total                              $     6,711,231       7,690,721
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (13,277)
                                                                             -----------------
Net investment income (loss)                                                          (13,277)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (29,275)
Realized gain distributions                                                         1,220,801
Net change in unrealized appreciation (depreciation)                               (1,621,199)
                                                                             -----------------
Net gain (loss)                                                                      (429,673)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (442,950)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,277)  $             --
Net realized gain (loss)                                          (29,275)                --
Realized gain distributions                                     1,220,801                 --
Net change in unrealized appreciation (depreciation)           (1,621,199)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (442,950)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        7,432,458                 --
Cost of units redeemed                                           (278,277)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                             7,154,181                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         6,711,231                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      6,711,231   $             --
                                                         =================  ================

Units sold                                                      7,996,012                 --
Units redeemed                                                   (305,291)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         7,690,721                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       7,690,721                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      7,432,458
Cost of units redeemed/account charges                                               (278,277)
Net investment income (loss)                                                          (13,277)
Net realized gain (loss)                                                              (29,275)
Realized gain distributions                                                         1,220,801
Net change in unrealized appreciation (depreciation)                               (1,621,199)
                                                                             -----------------
Net assets                                                                   $      6,711,231
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/23/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87               7,691  $            6,711               0.00%              -12.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES S CLASS - 563821651

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    1,106,372   $     1,163,695           85,898
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (103,389)
                                     ---------------
Net assets                           $    1,002,983
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,002,983         693,093  $          1.45
Band 100                                        --              --             1.49
Band 75                                         --              --             1.54
Band 50                                         --              --             1.59
Band 25                                         --              --             1.63
Band 0                                          --              --             1.69
                                    --------------  --------------
 Total                              $    1,002,983         693,093
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         18,492
Mortality & expense charges                                                           (15,146)
                                                                             -----------------
Net investment income (loss)                                                            3,346
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,970
Realized gain distributions                                                            22,218
Net change in unrealized appreciation (depreciation)                                  (68,337)
                                                                             -----------------
Net gain (loss)                                                                       (43,149)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (39,803)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,346   $         (1,217)
Net realized gain (loss)                                            2,970              6,493
Realized gain distributions                                        22,218             42,010
Net change in unrealized appreciation (depreciation)              (68,337)            80,201
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (39,803)           127,487
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          184,672            175,409
Cost of units redeemed                                           (501,711)        (1,035,905)
Account charges                                                      (115)              (217)
                                                         -----------------  -----------------
Increase (decrease)                                              (317,154)          (860,713)
                                                         -----------------  -----------------
Net increase (decrease)                                          (356,957)          (733,226)
Net assets, beginning                                           1,359,940          2,093,166
                                                         -----------------  -----------------
Net assets, ending                                       $      1,002,983   $      1,359,940
                                                         =================  =================

Units sold                                                        124,020            120,701
Units redeemed                                                   (338,122)          (715,557)
                                                         -----------------  -----------------
Net increase (decrease)                                          (214,102)          (594,856)
Units outstanding, beginning                                      907,195          1,502,051
                                                         -----------------  -----------------
Units outstanding, ending                                         693,093            907,195
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,178,623
Cost of units redeemed/account charges                                            (4,441,046)
Net investment income (loss)                                                          22,671
Net realized gain (loss)                                                              10,392
Realized gain distributions                                                          289,666
Net change in unrealized appreciation (depreciation)                                 (57,323)
                                                                            -----------------
Net assets                                                                  $      1,002,983
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                 693  $            1,003               1.25%               -3.5%
12/31/2017                     1.50                 907               1,360               1.25%                7.6%
12/31/2016                     1.39               1,502               2,093               1.25%                3.0%
12/31/2015                     1.35               1,718               2,325               1.25%               -4.3%
12/31/2014                     1.41               1,489               2,105               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               1.00%               -3.2%
12/31/2017                     1.54                   0                   0               1.00%                7.8%
12/31/2016                     1.43                   0                   0               1.00%                3.2%
12/31/2015                     1.38                   0                   0               1.00%               -4.0%
12/31/2014                     1.44                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.75%               -3.0%
12/31/2017                     1.59                   0                   0               0.75%                8.1%
12/31/2016                     1.47                   0                   0               0.75%                3.5%
12/31/2015                     1.42                   0                   0               0.75%               -3.8%
12/31/2014                     1.47                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.50%               -2.7%
12/31/2017                     1.63                   0                   0               0.50%                8.4%
12/31/2016                     1.50                   0                   0               0.50%                3.7%
12/31/2015                     1.45                   0                   0               0.50%               -3.5%
12/31/2014                     1.50                   0                   0               0.50%                3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.25%               -2.5%
12/31/2017                     1.68                   0                   0               0.25%                8.7%
12/31/2016                     1.54                   0                   0               0.25%                4.0%
12/31/2015                     1.48                   0                   0               0.25%               -3.3%
12/31/2014                     1.53                   0                   0               0.25%                3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.00%               -2.2%
12/31/2017                     1.72                   0                   0               0.00%                8.9%
12/31/2016                     1.58                   0                   0               0.00%                4.3%
12/31/2015                     1.52                   0                   0               0.00%               -3.1%
12/31/2014                     1.57                   0                   0               0.00%                4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.2%
    2016        1.1%
    2015        1.6%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES S CLASS - 563821768

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    2,292,303   $     2,508,632          146,286
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (208,875)
                                     ---------------
Net assets                           $    2,083,428
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,083,428       1,409,785  $          1.48
Band 100                                         --              --             1.52
Band 75                                          --              --             1.57
Band 50                                          --              --             1.62
Band 25                                          --              --             1.67
Band 0                                           --              --             1.72
                                    ---------------  --------------
 Total                              $     2,083,428       1,409,785
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         20,573
Mortality & expense charges                                                          (39,147)
                                                                            -----------------
Net investment income (loss)                                                         (18,574)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              24,277
Realized gain distributions                                                          105,774
Net change in unrealized appreciation (depreciation)                                (234,740)
                                                                            -----------------
Net gain (loss)                                                                     (104,689)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (123,263)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,574)  $        (23,989)
Net realized gain (loss)                                           24,277             (7,302)
Realized gain distributions                                       105,774            199,579
Net change in unrealized appreciation (depreciation)             (234,740)           291,903
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (123,263)           460,191
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          233,605            326,028
Cost of units redeemed                                         (1,614,395)        (1,043,316)
Account charges                                                      (369)              (516)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,381,159)          (717,804)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,504,422)          (257,613)
Net assets, beginning                                           3,587,850          3,845,463
                                                         -----------------  -----------------
Net assets, ending                                       $      2,083,428   $      3,587,850
                                                         =================  =================

Units sold                                                        149,587            217,814
Units redeemed                                                 (1,035,137)          (713,283)
                                                         -----------------  -----------------
Net increase (decrease)                                          (885,550)          (495,469)
Units outstanding, beginning                                    2,295,335          2,790,804
                                                         -----------------  -----------------
Units outstanding, ending                                       1,409,785          2,295,335
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      7,146,399
Cost of units redeemed/account charges                                             (5,581,336)
Net investment income (loss)                                                         (125,899)
Net realized gain (loss)                                                              (33,742)
Realized gain distributions                                                           894,335
Net change in unrealized appreciation (depreciation)                                 (216,329)
                                                                             -----------------
Net assets                                                                   $      2,083,428
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48               1,410  $            2,083               1.25%               -5.5%
12/31/2017                     1.56               2,295               3,588               1.25%               13.4%
12/31/2016                     1.38               2,791               3,845               1.25%                2.6%
12/31/2015                     1.34               3,329               4,473               1.25%               -6.1%
12/31/2014                     1.43               2,883               4,124               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               1.00%               -5.2%
12/31/2017                     1.61                   0                   0               1.00%               13.7%
12/31/2016                     1.41                   0                   0               1.00%                2.8%
12/31/2015                     1.37                   0                   0               1.00%               -5.8%
12/31/2014                     1.46                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.75%               -5.0%
12/31/2017                     1.65                   0                   0               0.75%               14.0%
12/31/2016                     1.45                   0                   0               0.75%                3.1%
12/31/2015                     1.41                   0                   0               0.75%               -5.6%
12/31/2014                     1.49                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.50%               -4.7%
12/31/2017                     1.70                   0                   0               0.50%               14.3%
12/31/2016                     1.49                   0                   0               0.50%                3.3%
12/31/2015                     1.44                   0                   0               0.50%               -5.4%
12/31/2014                     1.52                   0                   0               0.50%                4.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.25%               -4.5%
12/31/2017                     1.75                   0                   0               0.25%               14.6%
12/31/2016                     1.53                   0                   0               0.25%                3.6%
12/31/2015                     1.47                   0                   0               0.25%               -5.1%
12/31/2014                     1.55                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.00%               -4.3%
12/31/2017                     1.80                   0                   0               0.00%               14.9%
12/31/2016                     1.56                   0                   0               0.00%                3.8%
12/31/2015                     1.51                   0                   0               0.00%               -4.9%
12/31/2014                     1.58                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.6%
    2016        0.4%
    2015        0.6%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES S CLASS - 563821594

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,821,698   $     2,034,018          103,037
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,766)
                                     ----------------
Net assets                           $     1,815,932
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,815,932       1,153,047  $          1.57
Band 100                                         --              --             1.62
Band 75                                          --              --             1.67
Band 50                                          --              --             1.73
Band 25                                          --              --             1.78
Band 0                                           --              --             1.83
                                    ---------------  --------------
 Total                              $     1,815,932       1,153,047
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          5,316
Mortality & expense charges                                                          (24,978)
                                                                            -----------------
Net investment income (loss)                                                         (19,662)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,679
Realized gain distributions                                                          165,156
Net change in unrealized appreciation (depreciation)                                (305,135)
                                                                            -----------------
Net gain (loss)                                                                     (129,300)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (148,962)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,662)  $        (15,979)
Net realized gain (loss)                                           10,679             11,241
Realized gain distributions                                       165,156            132,065
Net change in unrealized appreciation (depreciation)             (305,135)           227,772
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (148,962)           355,099
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          190,711            264,334
Cost of units redeemed                                           (138,845)          (248,114)
Account charges                                                      (151)              (274)
                                                         -----------------  -----------------
Increase (decrease)                                                51,715             15,946
                                                         -----------------  -----------------
Net increase (decrease)                                           (97,247)           371,045
Net assets, beginning                                           1,913,179          1,542,134
                                                         -----------------  -----------------
Net assets, ending                                       $      1,815,932   $      1,913,179
                                                         =================  =================

Units sold                                                        110,265            170,609
Units redeemed                                                    (80,552)          (157,886)
                                                         -----------------  -----------------
Net increase (decrease)                                            29,713             12,723
Units outstanding, beginning                                    1,123,334          1,110,611
                                                         -----------------  -----------------
Units outstanding, ending                                       1,153,047          1,123,334
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,823,034
Cost of units redeemed/account charges                                            (2,330,057)
Net investment income (loss)                                                         (94,086)
Net realized gain (loss)                                                              42,841
Realized gain distributions                                                          586,520
Net change in unrealized appreciation (depreciation)                                (212,320)
                                                                            -----------------
Net assets                                                                  $      1,815,932
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57               1,153  $            1,816               1.25%               -7.5%
12/31/2017                     1.70               1,123               1,913               1.25%               22.7%
12/31/2016                     1.39               1,111               1,542               1.25%                3.3%
12/31/2015                     1.34               1,279               1,720               1.25%               -6.4%
12/31/2014                     1.44               1,031               1,481               1.25%                4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%               -7.3%
12/31/2017                     1.75                   0                   0               1.00%               23.0%
12/31/2016                     1.42                   0                   0               1.00%                3.5%
12/31/2015                     1.38                   0                   0               1.00%               -6.1%
12/31/2014                     1.47                   0                   0               1.00%                4.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%               -7.1%
12/31/2017                     1.80                   0                   0               0.75%               23.3%
12/31/2016                     1.46                   0                   0               0.75%                3.8%
12/31/2015                     1.41                   0                   0               0.75%               -5.9%
12/31/2014                     1.50                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.50%               -6.8%
12/31/2017                     1.85                   0                   0               0.50%               23.6%
12/31/2016                     1.50                   0                   0               0.50%                4.0%
12/31/2015                     1.44                   0                   0               0.50%               -5.6%
12/31/2014                     1.53                   0                   0               0.50%                5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.25%               -6.6%
12/31/2017                     1.90                   0                   0               0.25%               23.9%
12/31/2016                     1.54                   0                   0               0.25%                4.3%
12/31/2015                     1.47                   0                   0               0.25%               -5.4%
12/31/2014                     1.56                   0                   0               0.25%                5.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%               -6.4%
12/31/2017                     1.96                   0                   0               0.00%               24.2%
12/31/2016                     1.58                   0                   0               0.00%                4.6%
12/31/2015                     1.51                   0                   0               0.00%               -5.2%
12/31/2014                     1.59                   0                   0               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.4%
    2016        0.1%
    2015        0.2%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES S CLASS - 563821776

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,598,539   $    6,091,304          451,859
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (52,542)
                                     ----------------
Net assets                           $     5,545,997
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,545,997       3,981,805  $          1.39
Band 100                                         --              --             1.44
Band 75                                          --              --             1.48
Band 50                                          --              --             1.53
Band 25                                          --              --             1.57
Band 0                                           --              --             1.62
                                    ---------------  --------------
 Total                              $     5,545,997       3,981,805
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         73,848
Mortality & expense charges                                                          (93,519)
                                                                            -----------------
Net investment income (loss)                                                         (19,671)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,362
Realized gain distributions                                                          205,453
Net change in unrealized appreciation (depreciation)                                (462,129)
                                                                            -----------------
Net gain (loss)                                                                     (243,314)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (262,985)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,671)  $        (87,556)
Net realized gain (loss)                                           13,362             39,977
Realized gain distributions                                       205,453            438,377
Net change in unrealized appreciation (depreciation)             (462,129)         1,322,407
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (262,985)         1,713,205
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          789,169          2,351,842
Cost of units redeemed                                         (3,738,154)       (17,329,092)
Account charges                                                    (5,446)           (10,591)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,954,431)       (14,987,841)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,217,416)       (13,274,636)
Net assets, beginning                                           8,763,413         22,038,049
                                                         -----------------  -----------------
Net assets, ending                                       $      5,545,997   $      8,763,413
                                                         =================  =================

Units sold                                                        544,968          1,679,777
Units redeemed                                                 (2,558,159)       (12,297,524)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,013,191)       (10,617,747)
Units outstanding, beginning                                    5,994,996         16,612,743
                                                         -----------------  -----------------
Units outstanding, ending                                       3,981,805          5,994,996
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    56,676,262
Cost of units redeemed/account charges                                          (55,120,192)
Net investment income (loss)                                                       (378,479)
Net realized gain (loss)                                                            363,875
Realized gain distributions                                                       4,497,296
Net change in unrealized appreciation (depreciation)                               (492,765)
                                                                            ----------------
Net assets                                                                  $     5,545,997
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39               3,982  $            5,546               1.25%               -4.7%
12/31/2017                     1.46               5,995               8,763               1.25%               10.2%
12/31/2016                     1.33              16,613              22,038               1.25%                1.9%
12/31/2015                     1.30              18,010              23,444               1.25%               -5.4%
12/31/2014                     1.38              18,527              25,486               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               1.00%               -4.5%
12/31/2017                     1.50                   0                   0               1.00%               10.5%
12/31/2016                     1.36                   0                   0               1.00%                2.2%
12/31/2015                     1.33                   0                   0               1.00%               -5.1%
12/31/2014                     1.40                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.75%               -4.2%
12/31/2017                     1.55                   0                   0               0.75%               10.7%
12/31/2016                     1.40                   0                   0               0.75%                2.4%
12/31/2015                     1.36                   0                   0               0.75%               -4.9%
12/31/2014                     1.43                   0                   0               0.75%                2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.50%               -4.0%
12/31/2017                     1.59                   0                   0               0.50%               11.0%
12/31/2016                     1.43                   0                   0               0.50%                2.7%
12/31/2015                     1.39                   0                   0               0.50%               -4.7%
12/31/2014                     1.46                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.25%               -3.8%
12/31/2017                     1.63                   0                   0               0.25%               11.3%
12/31/2016                     1.47                   0                   0               0.25%                2.9%
12/31/2015                     1.43                   0                   0               0.25%               -4.4%
12/31/2014                     1.49                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.00%               -3.5%
12/31/2017                     1.68                   0                   0               0.00%               11.6%
12/31/2016                     1.51                   0                   0               0.00%                3.2%
12/31/2015                     1.46                   0                   0               0.00%               -4.2%
12/31/2014                     1.52                   0                   0               0.00%                3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.7%
    2016        0.7%
    2015        0.8%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              MFS INTERNATIONAL VALUE FUND R2 CLASS - 552746661

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       642,571  $        623,429           18,312
                                                      ================  ===============
Receivables: investments sold                    293
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       642,864
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       642,864         404,578  $         1.59
Band 100                                        --              --            1.61
Band 75                                         --              --            1.64
Band 50                                         --              --            1.66
Band 25                                         --              --            1.69
Band 0                                          --              --            1.72
                                   ---------------  --------------
 Total                             $       642,864         404,578
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,177
Mortality & expense charges                                                           (9,091)
                                                                            -----------------
Net investment income (loss)                                                          (1,914)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,760
Realized gain distributions                                                           20,032
Net change in unrealized appreciation (depreciation)                                (114,153)
                                                                            -----------------
Net gain (loss)                                                                      (75,361)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (77,275)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,914)  $           (773)
Net realized gain (loss)                                           18,760             58,430
Realized gain distributions                                        20,032              8,580
Net change in unrealized appreciation (depreciation)             (114,153)           126,253
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (77,275)           192,490
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           73,173            127,988
Cost of units redeemed                                           (120,395)          (457,909)
Account charges                                                      (146)              (243)
                                                         -----------------  -----------------
Increase (decrease)                                               (47,368)          (330,164)
                                                         -----------------  -----------------
Net increase (decrease)                                          (124,643)          (137,674)
Net assets, beginning                                             767,507            905,181
                                                         -----------------  -----------------
Net assets, ending                                       $        642,864   $        767,507
                                                         =================  =================

Units sold                                                         42,323             80,163
Units redeemed                                                    (69,650)          (284,671)
                                                         -----------------  -----------------
Net increase (decrease)                                           (27,327)          (204,508)
Units outstanding, beginning                                      431,905            636,413
                                                         -----------------  -----------------
Units outstanding, ending                                         404,578            431,905
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,040,636
Cost of units redeemed/account charges                                            (1,560,642)
Net investment income (loss)                                                           2,714
Net realized gain (loss)                                                              87,886
Realized gain distributions                                                           53,128
Net change in unrealized appreciation (depreciation)                                  19,142
                                                                            -----------------
Net assets                                                                  $        642,864
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                 405  $              643               1.25%              -10.6%
12/31/2017                     1.78                 432                 768               1.25%               24.9%
12/31/2016                     1.42                 636                 905               1.25%                2.4%
12/31/2015                     1.39                 797               1,108               1.25%                4.9%
12/31/2014                     1.32                 193                 256               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%              -10.4%
12/31/2017                     1.80                   0                   0               1.00%               25.3%
12/31/2016                     1.44                   0                   0               1.00%                2.6%
12/31/2015                     1.40                   0                   0               1.00%                5.2%
12/31/2014                     1.33                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.75%              -10.1%
12/31/2017                     1.82                   0                   0               0.75%               25.6%
12/31/2016                     1.45                   0                   0               0.75%                2.9%
12/31/2015                     1.41                   0                   0               0.75%                5.4%
12/31/2014                     1.34                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.50%               -9.9%
12/31/2017                     1.85                   0                   0               0.50%               25.9%
12/31/2016                     1.47                   0                   0               0.50%                3.2%
12/31/2015                     1.42                   0                   0               0.50%                5.7%
12/31/2014                     1.35                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.25%               -9.7%
12/31/2017                     1.87                   0                   0               0.25%               26.2%
12/31/2016                     1.48                   0                   0               0.25%                3.4%
12/31/2015                     1.43                   0                   0               0.25%                6.0%
12/31/2014                     1.35                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.00%               -9.5%
12/31/2017                     1.89                   0                   0               0.00%               26.5%
12/31/2016                     1.50                   0                   0               0.00%                3.7%
12/31/2015                     1.44                   0                   0               0.00%                6.2%
12/31/2014                     1.36                   0                   0               0.00%                1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.2%
    2016        1.2%
    2015        1.7%
    2014        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R3 CLASS - 575719851

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    10,351,858  $      9,069,048          413,578
                                                      ================  ===============
Receivables: investments sold                 62,026
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    10,413,884
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,413,884        4,144,628  $         2.51
Band 100                                        --               --            2.57
Band 75                                         --               --            2.62
Band 50                                         --               --            2.68
Band 25                                         --               --            2.74
Band 0                                          --               --            2.80
                                    --------------  ---------------
 Total                              $   10,413,884        4,144,628
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        98,296
Mortality & expense charges                                                        (141,703)
                                                                            ----------------
Net investment income (loss)                                                        (43,407)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            479,603
Realized gain distributions                                                         916,288
Net change in unrealized appreciation (depreciation)                             (1,367,373)
                                                                            ----------------
Net gain (loss)                                                                      28,518
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (14,889)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (43,407)  $        (39,199)
Net realized gain (loss)                                          479,603          2,197,116
Realized gain distributions                                       916,288            624,161
Net change in unrealized appreciation (depreciation)           (1,367,373)           257,274
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (14,889)         3,039,352
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,191,913          1,585,935
Cost of units redeemed                                         (1,724,200)        (9,536,345)
Account charges                                                    (2,884)            (6,723)
                                                         -----------------  -----------------
Increase (decrease)                                              (535,171)        (7,957,133)
                                                         -----------------  -----------------
Net increase (decrease)                                          (550,060)        (4,917,781)
Net assets, beginning                                          10,963,944         15,881,725
                                                         -----------------  -----------------
Net assets, ending                                       $     10,413,884   $     10,963,944
                                                         =================  =================

Units sold                                                        456,212            699,689
Units redeemed                                                   (654,340)        (4,107,819)
                                                         -----------------  -----------------
Net increase (decrease)                                          (198,128)        (3,408,130)
Units outstanding, beginning                                    4,342,756          7,750,886
                                                         -----------------  -----------------
Units outstanding, ending                                       4,144,628          4,342,756
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     33,520,555
Cost of units redeemed/account charges                                           (32,567,580)
Net investment income (loss)                                                         (98,908)
Net realized gain (loss)                                                           4,549,282
Realized gain distributions                                                        3,727,725
Net change in unrealized appreciation (depreciation)                               1,282,810
                                                                            -----------------
Net assets                                                                  $     10,413,884
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51               4,145  $           10,414               1.25%               -0.5%
12/31/2017                     2.52               4,343              10,964               1.25%               27.1%
12/31/2016                     1.99               4,928               9,791               1.25%                4.8%
12/31/2015                     1.90               5,045               9,564               1.25%               -1.3%
12/31/2014                     1.92               5,016               9,631               1.25%               10.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               1.00%               -0.2%
12/31/2017                     2.57                   0                   0               1.00%               27.4%
12/31/2016                     2.02                   0                   0               1.00%                5.1%
12/31/2015                     1.92                   0                   0               1.00%               -1.0%
12/31/2014                     1.94                   0                   0               1.00%               10.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.62                   0  $                0               0.75%                0.0%
12/31/2017                     2.62                   0                   0               0.75%               27.7%
12/31/2016                     2.05                   0                   0               0.75%                5.3%
12/31/2015                     1.95                   0                   0               0.75%               -0.8%
12/31/2014                     1.96                   0                   0               0.75%               10.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68                   0  $                0               0.50%                0.3%
12/31/2017                     2.67                   0                   0               0.50%               28.0%
12/31/2016                     2.09                   0                   0               0.50%                5.6%
12/31/2015                     1.98                   0                   0               0.50%               -0.5%
12/31/2014                     1.99                   0                   0               0.50%               10.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.74                   0  $                0               0.25%                0.5%
12/31/2017                     2.72                   0                   0               0.25%               28.3%
12/31/2016                     2.12                   0                   0               0.25%                5.9%
12/31/2015                     2.00                   0                   0               0.25%               -0.3%
12/31/2014                     2.01                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.00%                0.8%
12/31/2017                     2.78                   0                   0               0.00%               28.7%
12/31/2016                     2.16               2,823               6,091               0.00%                6.1%
12/31/2015                     2.03               2,687               5,463               0.00%                0.0%
12/31/2014                     2.03               2,772               5,637               0.00%               11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.7%
    2016        0.8%
    2015        0.9%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R2 CLASS - 575719877

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,700,073   $     1,657,459           69,080
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,285)
                                     ----------------
Net assets                           $     1,695,788
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      915,137         371,902  $          2.46
Band 100                                   780,651         310,502             2.51
Band 75                                         --              --             2.57
Band 50                                         --              --             2.62
Band 25                                         --              --             2.68
Band 0                                          --              --             2.74
                                    --------------  --------------
 Total                              $    1,695,788         682,404
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          9,432
Mortality & expense charges                                                          (48,573)
                                                                            -----------------
Net investment income (loss)                                                         (39,141)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,191,660
Realized gain distributions                                                          154,976
Net change in unrealized appreciation (depreciation)                              (1,077,275)
                                                                            -----------------
Net gain (loss)                                                                      269,361
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        230,220
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (39,141)  $        (32,438)
Net realized gain (loss)                                        1,191,660            193,393
Realized gain distributions                                       154,976            345,425
Net change in unrealized appreciation (depreciation)           (1,077,275)           821,144
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 230,220          1,327,524
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          420,859            706,580
Cost of units redeemed                                         (4,961,379)        (1,454,961)
Account charges                                                    (1,159)            (1,363)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,541,679)          (749,744)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,311,459)           577,780
Net assets, beginning                                           6,007,247          5,429,467
                                                         -----------------  -----------------
Net assets, ending                                       $      1,695,788   $      6,007,247
                                                         =================  =================

Units sold                                                        162,405            325,633
Units redeemed                                                 (1,897,055)          (677,704)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,734,650)          (352,071)
Units outstanding, beginning                                    2,417,054          2,769,125
                                                         -----------------  -----------------
Units outstanding, ending                                         682,404          2,417,054
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     14,767,541
Cost of units redeemed/account charges                                           (17,054,758)
Net investment income (loss)                                                        (270,802)
Net realized gain (loss)                                                           2,778,849
Realized gain distributions                                                        1,432,344
Net change in unrealized appreciation (depreciation)                                  42,614
                                                                            -----------------
Net assets                                                                  $      1,695,788
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                 372  $              915               1.25%               -0.7%
12/31/2017                     2.48               2,037               5,048               1.25%               26.7%
12/31/2016                     1.96               2,335               4,566               1.25%                4.6%
12/31/2015                     1.87               2,965               5,544               1.25%               -1.6%
12/31/2014                     1.90               3,802               7,220               1.25%                9.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                 311  $              781               1.00%               -0.4%
12/31/2017                     2.53                 380                 959               1.00%               27.0%
12/31/2016                     1.99                 434                 863               1.00%                4.9%
12/31/2015                     1.90                 448                 850               1.00%               -1.3%
12/31/2014                     1.92                 347                 666               1.00%               10.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.57                   0  $                0               0.75%               -0.2%
12/31/2017                     2.57                   0                   0               0.75%               27.3%
12/31/2016                     2.02                   0                   0               0.75%                5.1%
12/31/2015                     1.92                   0                   0               0.75%               -1.1%
12/31/2014                     1.94                   0                   0               0.75%               10.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.62                   0  $                0               0.50%                0.1%
12/31/2017                     2.62                   0                   0               0.50%               27.7%
12/31/2016                     2.05                   0                   0               0.50%                5.4%
12/31/2015                     1.95                   0                   0               0.50%               -0.8%
12/31/2014                     1.97                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68                   0  $                0               0.25%                0.3%
12/31/2017                     2.67                   0                   0               0.25%               28.0%
12/31/2016                     2.09                   0                   0               0.25%                5.6%
12/31/2015                     1.98                   0                   0               0.25%               -0.6%
12/31/2014                     1.99                   0                   0               0.25%               10.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.74                   0  $                0               0.00%                0.6%
12/31/2017                     2.72                   0                   0               0.00%               28.3%
12/31/2016                     2.12                   0                   0               0.00%                5.9%
12/31/2015                     2.01                   4                   9               0.00%               -0.3%
12/31/2014                     2.01                   1                   3               0.00%               11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.6%
    2016        0.5%
    2015        0.5%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         MFS AGGRESSIVE GROWTH ALLOCATION FUND R3 CLASS - 55273G124

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        19,796  $         22,030              983
                                                      ================  ===============
Receivables: investments sold                    248
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        20,044
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       20,044          17,430  $          1.15
Band 100                                        --              --             1.16
Band 75                                         --              --             1.18
Band 50                                         --              --             1.19
Band 25                                         --              --             1.20
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $       20,044          17,430
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            306
Mortality & expense charges                                                               (246)
                                                                              -----------------
Net investment income (loss)                                                                60
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    61
Realized gain distributions                                                                786
Net change in unrealized appreciation (depreciation)                                    (3,138)
                                                                              -----------------
Net gain (loss)                                                                         (2,291)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,231)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             60   $             60
Net realized gain (loss)                                                61                  7
Realized gain distributions                                            786                284
Net change in unrealized appreciation (depreciation)                (3,138)               954
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (2,231)             1,305
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            14,923              7,624
Cost of units redeemed                                              (3,613)              (132)
Account charges                                                        (27)                --
                                                          -----------------  -----------------
Increase (decrease)                                                 11,283              7,492
                                                          -----------------  -----------------
Net increase (decrease)                                              9,052              8,797
Net assets, beginning                                               10,992              2,195
                                                          -----------------  -----------------
Net assets, ending                                        $         20,044   $         10,992
                                                          =================  =================

Units sold                                                          11,834              6,769
Units redeemed                                                      (3,187)              (115)
                                                          -----------------  -----------------
Net increase (decrease)                                              8,647              6,654
Units outstanding, beginning                                         8,783              2,129
                                                          -----------------  -----------------
Units outstanding, ending                                           17,430              8,783
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         25,920
Cost of units redeemed/account charges                                                  (4,955)
Net investment income (loss)                                                               135
Net realized gain (loss)                                                                    68
Realized gain distributions                                                              1,110
Net change in unrealized appreciation (depreciation)                                    (2,234)
                                                                              -----------------
Net assets                                                                    $         20,044
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                  17  $               20               1.25%               -8.1%
12/31/2017                     1.25                   9                  11               1.25%               21.4%
12/31/2016                     1.03                   2                   2               1.25%                5.9%
12/31/2015                     0.97                   0                   0               1.25%               -1.3%
12/31/2014                     0.99                   0                   0               1.25%               -1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%               -7.9%
12/31/2017                     1.26                   0                   0               1.00%               21.7%
12/31/2016                     1.04                   0                   0               1.00%                6.2%
12/31/2015                     0.98                   0                   0               1.00%               -1.1%
12/31/2014                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -7.7%
12/31/2017                     1.27                   0                   0               0.75%               22.0%
12/31/2016                     1.04                   0                   0               0.75%                6.4%
12/31/2015                     0.98                   0                   0               0.75%               -0.8%
12/31/2014                     0.99                   0                   0               0.75%               -1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -7.4%
12/31/2017                     1.28                   0                   0               0.50%               22.3%
12/31/2016                     1.05                   0                   0               0.50%                6.7%
12/31/2015                     0.98                   0                   0               0.50%               -0.6%
12/31/2014                     0.99                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.25%               -7.2%
12/31/2017                     1.30                   0                   0               0.25%               22.6%
12/31/2016                     1.06                   0                   0               0.25%                7.0%
12/31/2015                     0.99                   0                   0               0.25%               -0.3%
12/31/2014                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.00%               -7.0%
12/31/2017                     1.31                   0                   0               0.00%               22.9%
12/31/2016                     1.06                   0                   0               0.00%                7.2%
12/31/2015                     0.99                   0                   0               0.00%               -0.1%
12/31/2014                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.2%
    2016        1.9%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 MFS MID CAP GROWTH FUND A CLASS - 552987703

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,206,759  $      8,625,594          531,870
                                                      ================  ===============
Receivables: investments sold                 14,030
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,220,789
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,220,789       3,889,171  $          2.11
Band 100                                         --              --             2.20
Band 75                                          --              --             2.28
Band 50                                          --              --             2.37
Band 25                                          --              --             2.46
Band 0                                           --              --             2.60
                                    ---------------  --------------
 Total                              $     8,220,789       3,889,171
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (121,361)
                                                                            ----------------
Net investment income (loss)                                                       (121,361)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            386,642
Realized gain distributions                                                         376,107
Net change in unrealized appreciation (depreciation)                               (717,993)
                                                                            ----------------
Net gain (loss)                                                                      44,756
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (76,605)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (121,361)  $        (57,896)
Net realized gain (loss)                                          386,642             28,314
Realized gain distributions                                       376,107            569,157
Net change in unrealized appreciation (depreciation)             (717,993)           405,700
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (76,605)           945,275
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,385,734          3,646,964
Cost of units redeemed                                         (3,435,457)          (515,644)
Account charges                                                    (2,059)            (1,169)
                                                         -----------------  -----------------
Increase (decrease)                                               948,218          3,130,151
                                                         -----------------  -----------------
Net increase (decrease)                                           871,613          4,075,426
Net assets, beginning                                           7,349,176          3,273,750
                                                         -----------------  -----------------
Net assets, ending                                       $      8,220,789   $      7,349,176
                                                         =================  =================

Units sold                                                      2,002,107          1,818,222
Units redeemed                                                 (1,575,480)          (274,986)
                                                         -----------------  -----------------
Net increase (decrease)                                           426,627          1,543,236
Units outstanding, beginning                                    3,462,544          1,919,308
                                                         -----------------  -----------------
Units outstanding, ending                                       3,889,171          3,462,544
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    12,059,727
Cost of units redeemed/account charges                                           (4,824,763)
Net investment income (loss)                                                       (212,149)
Net realized gain (loss)                                                            464,144
Realized gain distributions                                                       1,152,665
Net change in unrealized appreciation (depreciation)                               (418,835)
                                                                            ----------------
Net assets                                                                  $     8,220,789
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11               3,889  $            8,221               1.25%               -0.4%
12/31/2017                     2.12               3,463               7,349               1.25%               24.4%
12/31/2016                     1.71               1,919               3,274               1.25%                3.0%
12/31/2015                     1.66                 533                 883               1.25%                2.9%
12/31/2014                     1.61                  62                 100               1.25%                7.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                   0  $                0               1.00%               -0.2%
12/31/2017                     2.20                   0                   0               1.00%               24.7%
12/31/2016                     1.76                   0                   0               1.00%                3.3%
12/31/2015                     1.71                   0                   0               1.00%                3.2%
12/31/2014                     1.65                   0                   0               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.75%                0.1%
12/31/2017                     2.28                   0                   0               0.75%               25.1%
12/31/2016                     1.82                   0                   0               0.75%                3.5%
12/31/2015                     1.76                   0                   0               0.75%                3.4%
12/31/2014                     1.70                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37                   0  $                0               0.50%                0.3%
12/31/2017                     2.36                   0                   0               0.50%               25.4%
12/31/2016                     1.88                   0                   0               0.50%                3.8%
12/31/2015                     1.81                   0                   0               0.50%                3.7%
12/31/2014                     1.75                   0                   0               0.50%                8.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                   0  $                0               0.25%                0.6%
12/31/2017                     2.45                   0                   0               0.25%               25.7%
12/31/2016                     1.95                   0                   0               0.25%                4.1%
12/31/2015                     1.87                   0                   0               0.25%                3.9%
12/31/2014                     1.80                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                   0  $                0               0.00%                0.8%
12/31/2017                     2.58                   0                   0               0.00%               26.0%
12/31/2016                     2.05                   0                   0               0.00%                4.3%
12/31/2015                     1.96                   0                   0               0.00%                4.2%
12/31/2014                     1.88                   0                   0               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         MFS AGGRESSIVE GROWTH ALLOCATION FUND R2 CLASS - 55273G371

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        10,609   $        12,073              533
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (8)
                                     ----------------
Net assets                           $        10,601
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       10,601            9,325  $          1.14
Band 100                                        --               --             1.15
Band 75                                         --               --             1.16
Band 50                                         --               --             1.18
Band 25                                         --               --             1.19
Band 0                                          --               --             1.20
                                    --------------  ---------------
 Total                              $       10,601            9,325
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $            141
Mortality & expense charges                                                                 (96)
                                                                               -----------------
Net investment income (loss)                                                                 45
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      5
Realized gain distributions                                                                 428
Net change in unrealized appreciation (depreciation)                                     (1,570)
                                                                               -----------------
Net gain (loss)                                                                          (1,137)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $         (1,092)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             45   $             24
Net realized gain (loss)                                                  5                  1
Realized gain distributions                                             428                 98
Net change in unrealized appreciation (depreciation)                 (1,570)               106
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                    (1,092)               229
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              8,101              3,511
Cost of units redeemed                                                 (103)                --
Account charges                                                         (36)                (9)
                                                           -----------------  -----------------
Increase (decrease)                                                   7,962              3,502
                                                           -----------------  -----------------
Net increase (decrease)                                               6,870              3,731
Net assets, beginning                                                 3,731                 --
                                                           -----------------  -----------------
Net assets, ending                                         $         10,601   $          3,731
                                                           =================  =================

Units sold                                                            6,432              3,014
Units redeemed                                                         (114)                (7)
                                                           -----------------  -----------------
Net increase (decrease)                                               6,318              3,007
Units outstanding, beginning                                          3,007                 --
                                                           -----------------  -----------------
Units outstanding, ending                                             9,325              3,007
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         11,612
Cost of units redeemed/account charges                                                     (148)
Net investment income (loss)                                                                 69
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                 526
Net change in unrealized appreciation (depreciation)                                     (1,464)
                                                                               -----------------
Net assets                                                                     $         10,601
                                                                               =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   9  $               11               1.25%               -8.4%
12/31/2017                     1.24                   3                   4               1.25%               21.1%
12/31/2016                     1.02                   0                   0               1.25%                5.6%
12/31/2015                     0.97                   0                   0               1.25%               -1.6%
12/31/2014                     0.99                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -8.1%
12/31/2017                     1.25                   0                   0               1.00%               21.4%
12/31/2016                     1.03                   0                   0               1.00%                5.9%
12/31/2015                     0.97                   0                   0               1.00%               -1.3%
12/31/2014                     0.99                   0                   0               1.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -7.9%
12/31/2017                     1.26                   0                   0               0.75%               21.7%
12/31/2016                     1.04                   0                   0               0.75%                6.1%
12/31/2015                     0.98                   0                   0               0.75%               -1.1%
12/31/2014                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%               -7.7%
12/31/2017                     1.27                   0                   0               0.50%               22.0%
12/31/2016                     1.04                   0                   0               0.50%                6.4%
12/31/2015                     0.98                   0                   0               0.50%               -0.8%
12/31/2014                     0.99                   0                   0               0.50%               -1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -7.5%
12/31/2017                     1.29                   0                   0               0.25%               22.3%
12/31/2016                     1.05                   0                   0               0.25%                6.7%
12/31/2015                     0.98                   0                   0               0.25%               -0.6%
12/31/2014                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%               -7.2%
12/31/2017                     1.30                   0                   0               0.00%               22.6%
12/31/2016                     1.06                   0                   0               0.00%                6.9%
12/31/2015                     0.99                   0                   0               0.00%               -0.3%
12/31/2014                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 MFS MID CAP VALUE FUND R3 CLASS - 55273W574

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,819,024  $     2,104,324           94,249
                                                       ===============  ===============
Receivables: investments sold                   5,229
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,824,253
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,824,253       1,664,344  $          1.10
Band 100                                         --              --             1.11
Band 75                                          --              --             1.12
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     1,824,253       1,664,344
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        16,754
Mortality & expense charges                                                         (58,788)
                                                                            ----------------
Net investment income (loss)                                                        (42,034)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            854,389
Realized gain distributions                                                          99,158
Net change in unrealized appreciation (depreciation)                             (1,271,571)
                                                                            ----------------
Net gain (loss)                                                                    (318,024)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (360,058)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (42,034)  $        (58,778)
Net realized gain (loss)                                          854,389            412,067
Realized gain distributions                                        99,158            195,599
Net change in unrealized appreciation (depreciation)           (1,271,571)           233,151
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (360,058)           782,039
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,658,661          1,464,944
Cost of units redeemed                                         (6,364,130)        (2,843,024)
Account charges                                                   (17,404)           (34,578)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,722,873)        (1,412,658)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,082,931)          (630,619)
Net assets, beginning                                           6,907,184          7,537,803
                                                         -----------------  -----------------
Net assets, ending                                       $      1,824,253   $      6,907,184
                                                         =================  =================

Units sold                                                      1,360,110          1,233,432
Units redeemed                                                 (5,194,171)        (2,454,673)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,834,061)        (1,221,241)
Units outstanding, beginning                                    5,498,405          6,719,646
                                                         -----------------  -----------------
Units outstanding, ending                                       1,664,344          5,498,405
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,293,024
Cost of units redeemed/account charges                                           (10,775,673)
Net investment income (loss)                                                         (81,977)
Net realized gain (loss)                                                           1,374,071
Realized gain distributions                                                          300,108
Net change in unrealized appreciation (depreciation)                                (285,300)
                                                                            -----------------
Net assets                                                                  $      1,824,253
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               1,664  $            1,824               1.25%              -12.7%
12/31/2017                     1.26               5,498               6,907               1.25%               12.0%
12/31/2016                     1.12               6,720               7,538               1.25%               14.0%
12/31/2015                     0.98                  14                  14               1.25%               -3.7%
12/31/2014                     1.02                   0                   0               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%              -12.5%
12/31/2017                     1.27                   0                   0               1.00%               12.3%
12/31/2016                     1.13                   0                   0               1.00%               14.2%
12/31/2015                     0.99                   0                   0               1.00%               -3.5%
12/31/2014                     1.02                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%              -12.3%
12/31/2017                     1.28                   0                   0               0.75%               12.5%
12/31/2016                     1.13                   0                   0               0.75%               14.5%
12/31/2015                     0.99                   0                   0               0.75%               -3.2%
12/31/2014                     1.02                   0                   0               0.75%                2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%              -12.1%
12/31/2017                     1.29                   0                   0               0.50%               12.8%
12/31/2016                     1.14                   0                   0               0.50%               14.8%
12/31/2015                     0.99                   0                   0               0.50%               -3.0%
12/31/2014                     1.02                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%              -11.9%
12/31/2017                     1.30                   0                   0               0.25%               13.1%
12/31/2016                     1.14                   0                   0               0.25%               15.1%
12/31/2015                     0.99                   0                   0               0.25%               -2.7%
12/31/2014                     1.02                   0                   0               0.25%                2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%              -11.6%
12/31/2017                     1.31                   0                   0               0.00%               13.4%
12/31/2016                     1.15                   0                   0               0.00%               15.4%
12/31/2015                     1.00                   0                   0               0.00%               -2.5%
12/31/2014                     1.02                   0                   0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.4%
    2016        2.2%
    2015        0.6%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            MFS CONSERVATIVE ALLOCATION FUND R2 CLASS - 55273G355

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       138,527  $        147,430            9,965
                                                      ================  ===============
Receivables: investments sold                    126
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       138,653
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       138,653         132,279  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       138,653         132,279
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,801
Mortality & expense charges                                                            (2,799)
                                                                             -----------------
Net investment income (loss)                                                            1,002
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  408
Realized gain distributions                                                             3,455
Net change in unrealized appreciation (depreciation)                                  (14,668)
                                                                             -----------------
Net gain (loss)                                                                       (10,805)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (9,803)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,002   $          1,554
Net realized gain (loss)                                              408                 64
Realized gain distributions                                         3,455              4,394
Net change in unrealized appreciation (depreciation)              (14,668)             5,765
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (9,803)            11,777
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           55,762            184,179
Cost of units redeemed                                           (103,251)                --
Account charges                                                       (11)                --
                                                         -----------------  ----------------
Increase (decrease)                                               (47,500)           184,179
                                                         -----------------  ----------------
Net increase (decrease)                                           (57,303)           195,956
Net assets, beginning                                             195,956                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        138,653   $        195,956
                                                         =================  ================

Units sold                                                         50,787            178,399
Units redeemed                                                    (96,907)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           (46,120)           178,399
Units outstanding, beginning                                      178,399                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         132,279            178,399
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        239,941
Cost of units redeemed/account charges                                               (103,262)
Net investment income (loss)                                                            2,556
Net realized gain (loss)                                                                  472
Realized gain distributions                                                             7,849
Net change in unrealized appreciation (depreciation)                                   (8,903)
                                                                             -----------------
Net assets                                                                   $        138,653
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 132  $              139               1.25%               -4.6%
12/31/2017                     1.10                 178                 196               1.25%                9.2%
12/31/2016                     1.01                   0                   0               1.25%                3.9%
12/31/2015                     0.97                   0                   0               1.25%               -2.3%
12/31/2014                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -4.3%
12/31/2017                     1.11                   0                   0               1.00%                9.4%
12/31/2016                     1.01                   0                   0               1.00%                4.1%
12/31/2015                     0.97                   0                   0               1.00%               -2.0%
12/31/2014                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -4.1%
12/31/2017                     1.12                   0                   0               0.75%                9.7%
12/31/2016                     1.02                   0                   0               0.75%                4.4%
12/31/2015                     0.98                   0                   0               0.75%               -1.8%
12/31/2014                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -3.9%
12/31/2017                     1.13                   0                   0               0.50%               10.0%
12/31/2016                     1.03                   0                   0               0.50%                4.6%
12/31/2015                     0.98                   0                   0               0.50%               -1.5%
12/31/2014                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -3.6%
12/31/2017                     1.14                   0                   0               0.25%               10.2%
12/31/2016                     1.03                   0                   0               0.25%                4.9%
12/31/2015                     0.98                   0                   0               0.25%               -1.3%
12/31/2014                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -3.4%
12/31/2017                     1.15                   0                   0               0.00%               10.5%
12/31/2016                     1.04                   0                   0               0.00%                5.2%
12/31/2015                     0.99                   0                   0               0.00%               -1.0%
12/31/2014                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        3.5%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 MFS MID CAP VALUE FUND R2 CLASS - 55273W590

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,146,140  $     1,255,619           60,578
                                                       ===============  ===============
Receivables: investments sold                   3,423
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,149,563
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,016,644         937,508  $          1.08
Band 100                                         --              --             1.10
Band 75                                          --              --             1.11
Band 50                                          --              --             1.12
Band 25                                          --              --             1.13
Band 0                                      132,919         116,514             1.14
                                    ---------------  --------------
 Total                              $     1,149,563       1,054,022
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         5,277
Mortality & expense charges                                                         (34,132)
                                                                            ----------------
Net investment income (loss)                                                        (28,855)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            842,620
Realized gain distributions                                                          59,864
Net change in unrealized appreciation (depreciation)                             (1,111,919)
                                                                            ----------------
Net gain (loss)                                                                    (209,435)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (238,290)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,855)  $        (54,416)
Net realized gain (loss)                                          842,620            343,084
Realized gain distributions                                        59,864            180,341
Net change in unrealized appreciation (depreciation)           (1,111,919)           238,190
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (238,290)           707,199
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          583,569          1,267,862
Cost of units redeemed                                         (5,367,358)        (2,373,626)
Account charges                                                   (13,878)           (33,537)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,797,667)        (1,139,301)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,035,957)          (432,102)
Net assets, beginning                                           6,185,520          6,617,622
                                                         -----------------  -----------------
Net assets, ending                                       $      1,149,563   $      6,185,520
                                                         =================  =================

Units sold                                                        477,926          1,094,284
Units redeemed                                                 (4,346,089)        (2,073,640)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,868,163)          (979,356)
Units outstanding, beginning                                    4,922,185          5,901,541
                                                         -----------------  -----------------
Units outstanding, ending                                       1,054,022          4,922,185
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,945,013
Cost of units redeemed/account charges                                            (9,118,353)
Net investment income (loss)                                                         (73,252)
Net realized gain (loss)                                                           1,251,777
Realized gain distributions                                                          253,857
Net change in unrealized appreciation (depreciation)                                (109,479)
                                                                            -----------------
Net assets                                                                  $      1,149,563
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 938  $            1,017               1.25%              -13.0%
12/31/2017                     1.25               3,862               4,813               1.25%               11.7%
12/31/2016                     1.12               4,763               5,314               1.25%               13.7%
12/31/2015                     0.98                 232                 228               1.25%               -4.0%
12/31/2014                     1.02                   0                   0               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%              -12.8%
12/31/2017                     1.26                   0                   0               1.00%               12.0%
12/31/2016                     1.12                   0                   0               1.00%               14.0%
12/31/2015                     0.98                   0                   0               1.00%               -3.8%
12/31/2014                     1.02                   0                   0               1.00%                2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%              -12.5%
12/31/2017                     1.27                   0                   0               0.75%               12.3%
12/31/2016                     1.13                   0                   0               0.75%               14.3%
12/31/2015                     0.99                   0                   0               0.75%               -3.5%
12/31/2014                     1.02                   0                   0               0.75%                2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%              -12.3%
12/31/2017                     1.28                   0                   0               0.50%               12.5%
12/31/2016                     1.13                   0                   0               0.50%               14.6%
12/31/2015                     0.99                   0                   0               0.50%               -3.3%
12/31/2014                     1.02                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%              -12.1%
12/31/2017                     1.28                   0                   0               0.25%               12.8%
12/31/2016                     1.14                   0                   0               0.25%               14.8%
12/31/2015                     0.99                   0                   0               0.25%               -3.0%
12/31/2014                     1.02                   0                   0               0.25%                2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                 117  $              133               0.00%              -11.9%
12/31/2017                     1.29               1,060               1,372               0.00%               13.1%
12/31/2016                     1.14               1,139               1,303               0.00%               15.1%
12/31/2015                     0.99                   0                   0               0.00%               -2.8%
12/31/2014                     1.02                   0                   0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.1%
    2016        1.9%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            MFS CONSERVATIVE ALLOCATION FUND R3 CLASS - 552746505

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      830,296   $       875,514           58,471
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (288)
                                     ---------------
Net assets                           $      830,008
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       830,008         782,546  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       830,008         782,546
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         18,927
Mortality & expense charges                                                           (9,903)
                                                                            -----------------
Net investment income (loss)                                                           9,024
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,018
Realized gain distributions                                                           20,271
Net change in unrealized appreciation (depreciation)                                 (71,089)
                                                                            -----------------
Net gain (loss)                                                                      (40,800)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (31,776)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,024   $          5,647
Net realized gain (loss)                                           10,018                475
Realized gain distributions                                        20,271             13,637
Net change in unrealized appreciation (depreciation)              (71,089)            28,721
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (31,776)            48,480
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          791,181            256,696
Cost of units redeemed                                           (551,584)           (21,017)
Account charges                                                    (1,323)               (92)
                                                         -----------------  -----------------
Increase (decrease)                                               238,274            235,587
                                                         -----------------  -----------------
Net increase (decrease)                                           206,498            284,067
Net assets, beginning                                             623,510            339,443
                                                         -----------------  -----------------
Net assets, ending                                       $        830,008   $        623,510
                                                         =================  =================

Units sold                                                        721,277            247,756
Units redeemed                                                   (501,459)           (20,265)
                                                         -----------------  -----------------
Net increase (decrease)                                           219,818            227,491
Units outstanding, beginning                                      562,728            335,237
                                                         -----------------  -----------------
Units outstanding, ending                                         782,546            562,728
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,425,370
Cost of units redeemed/account charges                                              (617,239)
Net investment income (loss)                                                          17,734
Net realized gain (loss)                                                              11,758
Realized gain distributions                                                           37,603
Net change in unrealized appreciation (depreciation)                                 (45,218)
                                                                            -----------------
Net assets                                                                  $        830,008
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 783  $              830               1.25%               -4.3%
12/31/2017                     1.11                 563                 624               1.25%                9.4%
12/31/2016                     1.01                 335                 339               1.25%                4.1%
12/31/2015                     0.97                  97                  94               1.25%               -2.0%
12/31/2014                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -4.0%
12/31/2017                     1.12                   0                   0               1.00%                9.7%
12/31/2016                     1.02                   0                   0               1.00%                4.3%
12/31/2015                     0.98                   0                   0               1.00%               -1.8%
12/31/2014                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -3.8%
12/31/2017                     1.13                   0                   0               0.75%               10.0%
12/31/2016                     1.03                   0                   0               0.75%                4.6%
12/31/2015                     0.98                   0                   0               0.75%               -1.5%
12/31/2014                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -3.6%
12/31/2017                     1.14                   0                   0               0.50%               10.3%
12/31/2016                     1.03                   0                   0               0.50%                4.9%
12/31/2015                     0.98                   0                   0               0.50%               -1.3%
12/31/2014                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -3.3%
12/31/2017                     1.15                   0                   0               0.25%               10.5%
12/31/2016                     1.04                   0                   0               0.25%                5.1%
12/31/2015                     0.99                   0                   0               0.25%               -1.0%
12/31/2014                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -3.1%
12/31/2017                     1.16                   0                   0               0.00%               10.8%
12/31/2016                     1.04                   0                   0               0.00%                5.4%
12/31/2015                     0.99                   0                   0               0.00%               -0.8%
12/31/2014                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        2.6%
    2016        1.9%
    2015        2.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              MFS MODERATE ALLOCATION FUND R2 CLASS - 55273G348

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       538,284  $        588,091           34,461
                                                      ================  ===============
Receivables: investments sold                    320
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       538,604
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       538,604         499,867  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.13
Band 0                                          --              --            1.14
                                   ---------------  --------------
 Total                             $       538,604         499,867
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         10,334
Mortality & expense charges                                                            (6,926)
                                                                             -----------------
Net investment income (loss)                                                            3,408
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  290
Realized gain distributions                                                            20,130
Net change in unrealized appreciation (depreciation)                                  (57,771)
                                                                             -----------------
Net gain (loss)                                                                       (37,351)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (33,943)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,408   $          6,015
Net realized gain (loss)                                              290                501
Realized gain distributions                                        20,130             12,189
Net change in unrealized appreciation (depreciation)              (57,771)             7,964
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (33,943)            26,669
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           63,643            518,768
Cost of units redeemed                                            (21,238)           (15,154)
Account charges                                                      (117)               (24)
                                                         -----------------  -----------------
Increase (decrease)                                                42,288            503,590
                                                         -----------------  -----------------
Net increase (decrease)                                             8,345            530,259
Net assets, beginning                                             530,259                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        538,604   $        530,259
                                                         =================  =================

Units sold                                                         55,630            477,592
Units redeemed                                                    (18,871)           (14,484)
                                                         -----------------  -----------------
Net increase (decrease)                                            36,759            463,108
Units outstanding, beginning                                      463,108                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         499,867            463,108
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        582,411
Cost of units redeemed/account charges                                                (36,533)
Net investment income (loss)                                                            9,423
Net realized gain (loss)                                                                  791
Realized gain distributions                                                            32,319
Net change in unrealized appreciation (depreciation)                                  (49,807)
                                                                             -----------------
Net assets                                                                   $        538,604
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 500  $              539               1.25%               -5.9%
12/31/2017                     1.15                 463                 530               1.25%               13.1%
12/31/2016                     1.01                   0                   0               1.25%                4.9%
12/31/2015                     0.97                   0                   0               1.25%               -2.4%
12/31/2014                     0.99                   0                   0               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -5.7%
12/31/2017                     1.16                   0                   0               1.00%               13.4%
12/31/2016                     1.02                   0                   0               1.00%                5.1%
12/31/2015                     0.97                   0                   0               1.00%               -2.2%
12/31/2014                     0.99                   0                   0               1.00%               -1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -5.4%
12/31/2017                     1.17                   0                   0               0.75%               13.7%
12/31/2016                     1.03                   0                   0               0.75%                5.4%
12/31/2015                     0.97                   0                   0               0.75%               -1.9%
12/31/2014                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -5.2%
12/31/2017                     1.18                   0                   0               0.50%               14.0%
12/31/2016                     1.03                   0                   0               0.50%                5.7%
12/31/2015                     0.98                   0                   0               0.50%               -1.7%
12/31/2014                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -4.9%
12/31/2017                     1.19                   0                   0               0.25%               14.2%
12/31/2016                     1.04                   0                   0               0.25%                5.9%
12/31/2015                     0.98                   0                   0               0.25%               -1.4%
12/31/2014                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -4.7%
12/31/2017                     1.20                   0                   0               0.00%               14.5%
12/31/2016                     1.04                   0                   0               0.00%                6.2%
12/31/2015                     0.98                   0                   0               0.00%               -1.2%
12/31/2014                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        3.3%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       MFS EMERGING MARKETS DEBT FUND R2 CLASS - 552743502 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.13
Band 50                                         --              --            1.15
Band 25                                         --              --            1.16
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.25%               -6.7%
12/31/2017                     1.18                   0                   0               1.25%                7.7%
12/31/2016                     1.09                   0                   0               1.25%                7.7%
12/31/2015                     1.02                   0                   0               1.25%               -2.3%
12/31/2014                     1.04                   0                   0               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%               -6.4%
12/31/2017                     1.19                   0                   0               1.00%                8.0%
12/31/2016                     1.10                   0                   0               1.00%                7.9%
12/31/2015                     1.02                   0                   0               1.00%               -2.0%
12/31/2014                     1.04                   0                   0               1.00%                3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.2%
12/31/2017                     1.20                   0                   0               0.75%                8.2%
12/31/2016                     1.11                   0                   0               0.75%                8.2%
12/31/2015                     1.03                   0                   0               0.75%               -1.8%
12/31/2014                     1.05                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -6.0%
12/31/2017                     1.22                   0                   0               0.50%                8.5%
12/31/2016                     1.12                   0                   0               0.50%                8.5%
12/31/2015                     1.04                   0                   0               0.50%               -1.6%
12/31/2014                     1.05                   0                   0               0.50%                3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -5.7%
12/31/2017                     1.23                   0                   0               0.25%                8.8%
12/31/2016                     1.13                   0                   0               0.25%                8.7%
12/31/2015                     1.04                   0                   0               0.25%               -1.3%
12/31/2014                     1.06                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.00%               -5.5%
12/31/2017                     1.25                   0                   0               0.00%                9.1%
12/31/2016                     1.14                   0                   0               0.00%                9.0%
12/31/2015                     1.05                   0                   0               0.00%               -1.1%
12/31/2014                     1.06                   0                   0               0.00%                4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              MFS MODERATE ALLOCATION FUND R3 CLASS - 552746802

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        118,064  $       130,778            7,448
                                                       ===============  ===============
Receivables: investments sold                      39
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        118,103
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       118,103         108,359  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       118,103         108,359
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,679
Mortality & expense charges                                                            (1,570)
                                                                             -----------------
Net investment income (loss)                                                            1,109
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,979
Realized gain distributions                                                             4,350
Net change in unrealized appreciation (depreciation)                                  (14,649)
                                                                             -----------------
Net gain (loss)                                                                        (6,320)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,211)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,109   $            630
Net realized gain (loss)                                            3,979                114
Realized gain distributions                                         4,350              1,353
Net change in unrealized appreciation (depreciation)              (14,649)             2,271
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,211)             4,368
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          132,468             36,859
Cost of units redeemed                                            (68,612)            (4,157)
Account charges                                                      (235)               (11)
                                                         -----------------  -----------------
Increase (decrease)                                                63,621             32,691
                                                         -----------------  -----------------
Net increase (decrease)                                            58,410             37,059
Net assets, beginning                                              59,693             22,634
                                                         -----------------  -----------------
Net assets, ending                                       $        118,103   $         59,693
                                                         =================  =================

Units sold                                                        114,791             37,296
Units redeemed                                                    (58,108)            (7,836)
                                                         -----------------  -----------------
Net increase (decrease)                                            56,683             29,460
Units outstanding, beginning                                       51,676             22,216
                                                         -----------------  -----------------
Units outstanding, ending                                         108,359             51,676
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        267,877
Cost of units redeemed/account charges                                               (150,198)
Net investment income (loss)                                                            1,802
Net realized gain (loss)                                                                2,900
Realized gain distributions                                                             8,436
Net change in unrealized appreciation (depreciation)                                  (12,714)
                                                                             -----------------
Net assets                                                                   $        118,103
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                 108  $              118               1.25%               -5.6%
12/31/2017                     1.16                  52                  60               1.25%               13.4%
12/31/2016                     1.02                  22                  23               1.25%                5.2%
12/31/2015                     0.97                  62                  60               1.25%               -2.2%
12/31/2014                     0.99                   0                   0               1.25%               -1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -5.4%
12/31/2017                     1.17                   0                   0               1.00%               13.7%
12/31/2016                     1.03                   0                   0               1.00%                5.5%
12/31/2015                     0.97                   0                   0               1.00%               -2.0%
12/31/2014                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -5.2%
12/31/2017                     1.18                   0                   0               0.75%               13.9%
12/31/2016                     1.03                   0                   0               0.75%                5.7%
12/31/2015                     0.98                   0                   0               0.75%               -1.7%
12/31/2014                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -4.9%
12/31/2017                     1.19                   0                   0               0.50%               14.2%
12/31/2016                     1.04                   0                   0               0.50%                6.0%
12/31/2015                     0.98                   0                   0               0.50%               -1.5%
12/31/2014                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -4.7%
12/31/2017                     1.20                   0                   0               0.25%               14.5%
12/31/2016                     1.04                   0                   0               0.25%                6.3%
12/31/2015                     0.98                   0                   0               0.25%               -1.2%
12/31/2014                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -4.5%
12/31/2017                     1.21                   0                   0               0.00%               14.8%
12/31/2016                     1.05                   0                   0               0.00%                6.5%
12/31/2015                     0.99                   0                   0               0.00%               -1.0%
12/31/2014                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.6%
    2016        1.2%
    2015        3.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             MFS EMERGING MARKETS DEBT FUND R3 CLASS - 552743601

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $            763  $           781               55
                                                       ===============  ===============
Receivables: investments sold                      50
Payables: investments purchased                    --
                                     ----------------
Net assets                           $            813
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           813             730  $         1.11
Band 100                                        --              --            1.13
Band 75                                         --              --            1.14
Band 50                                         --              --            1.16
Band 25                                         --              --            1.18
Band 0                                          --              --            1.19
                                   ---------------  --------------
 Total                             $           813             730
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,055
Mortality & expense charges                                                               (304)
                                                                              -----------------
Net investment income (loss)                                                               751
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,267)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,516)
                                                                              -----------------
Net gain (loss)                                                                         (2,783)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,032)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            751   $          1,952
Net realized gain (loss)                                            (1,267)             1,007
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (1,516)             2,710
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (2,032)             5,669
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             5,522             11,293
Cost of units redeemed                                             (57,169)           (53,926)
Account charges                                                       (115)              (324)
                                                          -----------------  -----------------
Increase (decrease)                                                (51,762)           (42,957)
                                                          -----------------  -----------------
Net increase (decrease)                                            (53,794)           (37,288)
Net assets, beginning                                               54,607             91,895
                                                          -----------------  -----------------
Net assets, ending                                        $            813   $         54,607
                                                          =================  =================

Units sold                                                           4,690              9,703
Units redeemed                                                     (49,830)           (47,191)
                                                          -----------------  -----------------
Net increase (decrease)                                            (45,140)           (37,488)
Units outstanding, beginning                                        45,870             83,358
                                                          -----------------  -----------------
Units outstanding, ending                                              730             45,870
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,639,383
Cost of units redeemed/account charges                                            (4,780,490)
Net investment income (loss)                                                          58,415
Net realized gain (loss)                                                              80,935
Realized gain distributions                                                            2,588
Net change in unrealized appreciation (depreciation)                                     (18)
                                                                            -----------------
Net assets                                                                  $            813
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   1  $                1               1.25%               -6.5%
12/31/2017                     1.19                  46                  55               1.25%                8.0%
12/31/2016                     1.10                  83                  92               1.25%                8.0%
12/31/2015                     1.02                   0                   0               1.25%               -2.1%
12/31/2014                     1.04                 813                 847               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.2%
12/31/2017                     1.20                   0                   0               1.00%                8.3%
12/31/2016                     1.11                   0                   0               1.00%                8.2%
12/31/2015                     1.03                   0                   0               1.00%               -1.8%
12/31/2014                     1.05                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -6.0%
12/31/2017                     1.22                   0                   0               0.75%                8.5%
12/31/2016                     1.12                   0                   0               0.75%                8.5%
12/31/2015                     1.03                   0                   0               0.75%               -1.6%
12/31/2014                     1.05                   0                   0               0.75%                3.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -5.8%
12/31/2017                     1.23                   0                   0               0.50%                8.8%
12/31/2016                     1.13                   0                   0               0.50%                8.8%
12/31/2015                     1.04                   0                   0               0.50%               -1.3%
12/31/2014                     1.05                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%               -5.5%
12/31/2017                     1.25                   0                   0               0.25%                9.1%
12/31/2016                     1.14                   0                   0               0.25%                9.0%
12/31/2015                     1.05                   0                   0               0.25%               -1.1%
12/31/2014                     1.06                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.00%               -5.3%
12/31/2017                     1.26                   0                   0               0.00%                9.3%
12/31/2016                     1.15                   0                   0               0.00%                9.3%
12/31/2015                     1.05                   0                   0               0.00%               -0.8%
12/31/2014                     1.06                   0                   0               0.00%                4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.8%
    2017        3.8%
    2016        1.1%
    2015        2.7%
    2014        5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 MFS NEW DISCOVERY FUND R3 CLASS - 55273H742

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.58
Band 100                                        --              --            1.61
Band 75                                         --              --            1.64
Band 50                                         --              --            1.68
Band 25                                         --              --            1.71
Band 0                                          --              --            1.74
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $           (140)
Net realized gain (loss)                                               --              4,008
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --             (1,556)
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --              2,312
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --              2,430
Cost of units redeemed                                                 --            (28,765)
Account charges                                                        --                 (9)
                                                         ----------------   -----------------
Increase (decrease)                                                    --            (26,344)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (24,032)
Net assets, beginning                                                  --             24,032
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --              1,735
Units redeemed                                                         --            (20,085)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (18,350)
Units outstanding, beginning                                           --             18,350
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,288,341
Cost of units redeemed/account charges                                             (1,284,630)
Net investment income (loss)                                                          (21,858)
Net realized gain (loss)                                                              (66,681)
Realized gain distributions                                                            84,828
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               1.25%               -2.9%
12/31/2017                     1.63                   0                   0               1.25%               24.5%
12/31/2016                     1.31                  18                  24               1.25%                7.3%
12/31/2015                     1.22                  70                  86               1.25%               -3.3%
12/31/2014                     1.26                 701                 885               1.25%               -8.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%               -2.6%
12/31/2017                     1.66                   0                   0               1.00%               24.8%
12/31/2016                     1.33                   0                   0               1.00%                7.5%
12/31/2015                     1.23                   0                   0               1.00%               -3.1%
12/31/2014                     1.27                   0                   0               1.00%               -8.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.75%               -2.4%
12/31/2017                     1.68                   0                   0               0.75%               25.1%
12/31/2016                     1.35                   0                   0               0.75%                7.8%
12/31/2015                     1.25                   0                   0               0.75%               -2.9%
12/31/2014                     1.29                   0                   0               0.75%               -8.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%               -2.1%
12/31/2017                     1.71                   0                   0               0.50%               25.4%
12/31/2016                     1.37                   0                   0               0.50%                8.1%
12/31/2015                     1.26                   0                   0               0.50%               -2.6%
12/31/2014                     1.30                   0                   0               0.50%               -8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.25%               -1.9%
12/31/2017                     1.74                   0                   0               0.25%               25.7%
12/31/2016                     1.38                   0                   0               0.25%                8.3%
12/31/2015                     1.28                   0                   0               0.25%               -2.4%
12/31/2014                     1.31                   0                   0               0.25%               -7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.00%               -1.6%
12/31/2017                     1.77                   0                   0               0.00%               26.0%
12/31/2016                     1.40                   0                   0               0.00%                8.6%
12/31/2015                     1.29                   0                   0               0.00%               -2.1%
12/31/2014                     1.32                   0                   0               0.00%               -7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               MFS GROWTH ALLOCATION FUND R2 CLASS - 55273G363

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         95,273  $       106,400            5,379
                                                       ===============  ===============
Receivables: investments sold                      75
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         95,348
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       95,348          86,153  $          1.11
Band 100                                        --              --             1.12
Band 75                                         --              --             1.13
Band 50                                         --              --             1.14
Band 25                                         --              --             1.16
Band 0                                          --              --             1.17
                                    --------------  --------------
 Total                              $       95,348          86,153
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,693
Mortality & expense charges                                                            (3,575)
                                                                             -----------------
Net investment income (loss)                                                           (1,882)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,006
Realized gain distributions                                                             4,109
Net change in unrealized appreciation (depreciation)                                  (21,356)
                                                                             -----------------
Net gain (loss)                                                                       (13,241)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (15,123)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,882)  $          2,966
Net realized gain (loss)                                            4,006              5,989
Realized gain distributions                                         4,109              9,200
Net change in unrealized appreciation (depreciation)              (21,356)            10,229
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (15,123)            28,384
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           41,961            357,873
Cost of units redeemed                                           (259,612)           (58,131)
Account charges                                                        (2)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                              (217,653)           299,740
                                                         -----------------  -----------------
Net increase (decrease)                                          (232,776)           328,124
Net assets, beginning                                             328,124                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         95,348   $        328,124
                                                         =================  =================

Units sold                                                         34,935            324,951
Units redeemed                                                   (223,722)           (50,011)
                                                         -----------------  -----------------
Net increase (decrease)                                          (188,787)           274,940
Units outstanding, beginning                                      274,940                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          86,153            274,940
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        399,834
Cost of units redeemed/account charges                                               (317,747)
Net investment income (loss)                                                            1,084
Net realized gain (loss)                                                                9,995
Realized gain distributions                                                            13,309
Net change in unrealized appreciation (depreciation)                                  (11,127)
                                                                             -----------------
Net assets                                                                   $         95,348
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                  86  $               95               1.25%               -7.3%
12/31/2017                     1.19                 275                 328               1.25%               17.1%
12/31/2016                     1.02                   0                   0               1.25%                5.9%
12/31/2015                     0.96                   0                   0               1.25%               -2.3%
12/31/2014                     0.99                   0                   0               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -7.0%
12/31/2017                     1.20                   0                   0               1.00%               17.4%
12/31/2016                     1.03                   0                   0               1.00%                6.2%
12/31/2015                     0.97                   0                   0               1.00%               -2.1%
12/31/2014                     0.99                   0                   0               1.00%               -1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -6.8%
12/31/2017                     1.21                   0                   0               0.75%               17.7%
12/31/2016                     1.03                   0                   0               0.75%                6.5%
12/31/2015                     0.97                   0                   0               0.75%               -1.9%
12/31/2014                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -6.6%
12/31/2017                     1.23                   0                   0               0.50%               18.0%
12/31/2016                     1.04                   0                   0               0.50%                6.7%
12/31/2015                     0.97                   0                   0               0.50%               -1.6%
12/31/2014                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -6.3%
12/31/2017                     1.24                   0                   0               0.25%               18.3%
12/31/2016                     1.04                   0                   0               0.25%                7.0%
12/31/2015                     0.98                   0                   0               0.25%               -1.4%
12/31/2014                     0.99                   0                   0               0.25%               -1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -6.1%
12/31/2017                     1.25                   0                   0               0.00%               18.6%
12/31/2016                     1.05                   0                   0               0.00%                7.3%
12/31/2015                     0.98                   0                   0               0.00%               -1.1%
12/31/2014                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        3.3%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 MFS NEW DISCOVERY FUND R2 CLASS - 552983173

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         34,642  $        42,644            1,748
                                                       ===============  ===============
Receivables: investments sold                      25
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         34,667
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       34,667          22,314  $          1.55
Band 100                                        --              --             1.58
Band 75                                         --              --             1.61
Band 50                                         --              --             1.64
Band 25                                         --              --             1.68
Band 0                                          --              --             1.71
                                    --------------  --------------
 Total                              $       34,667          22,314
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (389)
                                                                             -----------------
Net investment income (loss)                                                             (389)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  271
Realized gain distributions                                                             7,672
Net change in unrealized appreciation (depreciation)                                  (10,524)
                                                                             -----------------
Net gain (loss)                                                                        (2,581)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (2,970)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (389)  $           (561)
Net realized gain (loss)                                              271             13,670
Realized gain distributions                                         7,672              1,992
Net change in unrealized appreciation (depreciation)              (10,524)            (6,499)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,970)             8,602
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           18,812              8,337
Cost of units redeemed                                             (1,503)           (61,413)
Account charges                                                       (16)               (19)
                                                         -----------------  -----------------
Increase (decrease)                                                17,293            (53,095)
                                                         -----------------  -----------------
Net increase (decrease)                                            14,323            (44,493)
Net assets, beginning                                              20,344             64,837
                                                         -----------------  -----------------
Net assets, ending                                       $         34,667   $         20,344
                                                         =================  =================

Units sold                                                         10,554              6,007
Units redeemed                                                       (924)           (43,522)
                                                         -----------------  -----------------
Net increase (decrease)                                             9,630            (37,515)
Units outstanding, beginning                                       12,684             50,199
                                                         -----------------  -----------------
Units outstanding, ending                                          22,314             12,684
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,608,368
Cost of units redeemed/account charges                                             (1,617,340)
Net investment income (loss)                                                          (20,515)
Net realized gain (loss)                                                              (38,806)
Realized gain distributions                                                           110,962
Net change in unrealized appreciation (depreciation)                                   (8,002)
                                                                             -----------------
Net assets                                                                   $         34,667
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                  22  $               35               1.25%               -3.1%
12/31/2017                     1.60                  13                  20               1.25%               24.2%
12/31/2016                     1.29                  50                  65               1.25%                7.0%
12/31/2015                     1.21                 204                 247               1.25%               -3.6%
12/31/2014                     1.25                 528                 661               1.25%               -8.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               1.00%               -2.9%
12/31/2017                     1.63                   0                   0               1.00%               24.5%
12/31/2016                     1.31                   0                   0               1.00%                7.2%
12/31/2015                     1.22                   0                   0               1.00%               -3.3%
12/31/2014                     1.26                   0                   0               1.00%               -8.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.75%               -2.7%
12/31/2017                     1.66                   0                   0               0.75%               24.8%
12/31/2016                     1.33                   0                   0               0.75%                7.5%
12/31/2015                     1.24                   0                   0               0.75%               -3.1%
12/31/2014                     1.27                   0                   0               0.75%               -8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.50%               -2.4%
12/31/2017                     1.68                   0                   0               0.50%               25.1%
12/31/2016                     1.35                   0                   0               0.50%                7.8%
12/31/2015                     1.25                   0                   0               0.50%               -2.9%
12/31/2014                     1.29                   0                   0               0.50%               -8.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.25%               -2.2%
12/31/2017                     1.71                   0                   0               0.25%               25.4%
12/31/2016                     1.36                   0                   0               0.25%                8.0%
12/31/2015                     1.26                   0                   0               0.25%               -2.6%
12/31/2014                     1.30                   0                   0               0.25%               -8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.00%               -1.9%
12/31/2017                     1.74                   0                   0               0.00%               25.7%
12/31/2016                     1.38                   0                   0               0.00%                8.3%
12/31/2015                     1.28                   9                  12               0.00%               -2.4%
12/31/2014                     1.31                   6                   8               0.00%               -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               MFS GROWTH ALLOCATION FUND R3 CLASS - 552746208

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        408,703  $       463,478           22,756
                                                       ===============  ===============
Receivables: investments sold                   3,661
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        412,364
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       412,364         368,253  $         1.12
Band 100                                        --              --            1.13
Band 75                                         --              --            1.15
Band 50                                         --              --            1.16
Band 25                                         --              --            1.17
Band 0                                          --              --            1.18
                                   ---------------  --------------
 Total                             $       412,364         368,253
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          8,270
Mortality & expense charges                                                            (3,307)
                                                                             -----------------
Net investment income (loss)                                                            4,963
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,112
Realized gain distributions                                                            17,350
Net change in unrealized appreciation (depreciation)                                  (65,421)
                                                                             -----------------
Net gain (loss)                                                                       (45,959)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (40,996)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,963   $          1,048
Net realized gain (loss)                                            2,112                187
Realized gain distributions                                        17,350              3,757
Net change in unrealized appreciation (depreciation)              (65,421)            14,228
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (40,996)            19,220
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          339,271             13,971
Cost of units redeemed                                            (19,865)            (1,644)
Account charges                                                    (2,162)              (275)
                                                         -----------------  -----------------
Increase (decrease)                                               317,244             12,052
                                                         -----------------  -----------------
Net increase (decrease)                                           276,248             31,272
Net assets, beginning                                             136,116            104,844
                                                         -----------------  -----------------
Net assets, ending                                       $        412,364   $        136,116
                                                         =================  =================

Units sold                                                        273,546             12,452
Units redeemed                                                    (18,312)            (1,697)
                                                         -----------------  -----------------
Net increase (decrease)                                           255,234             10,755
Units outstanding, beginning                                      113,019            102,264
                                                         -----------------  -----------------
Units outstanding, ending                                         368,253            113,019
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        460,668
Cost of units redeemed/account charges                                                (28,117)
Net investment income (loss)                                                            6,813
Net realized gain (loss)                                                                2,185
Realized gain distributions                                                            25,590
Net change in unrealized appreciation (depreciation)                                  (54,775)
                                                                             -----------------
Net assets                                                                   $        412,364
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 368  $              412               1.25%               -7.0%
12/31/2017                     1.20                 113                 136               1.25%               17.5%
12/31/2016                     1.03                 102                 105               1.25%                6.2%
12/31/2015                     0.97                  94                  91               1.25%               -2.1%
12/31/2014                     0.99                   0                   0               1.25%               -1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -6.8%
12/31/2017                     1.21                   0                   0               1.00%               17.8%
12/31/2016                     1.03                   0                   0               1.00%                6.4%
12/31/2015                     0.97                   0                   0               1.00%               -1.9%
12/31/2014                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -6.6%
12/31/2017                     1.23                   0                   0               0.75%               18.1%
12/31/2016                     1.04                   0                   0               0.75%                6.7%
12/31/2015                     0.97                   0                   0               0.75%               -1.6%
12/31/2014                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -6.3%
12/31/2017                     1.24                   0                   0               0.50%               18.4%
12/31/2016                     1.04                   0                   0               0.50%                7.0%
12/31/2015                     0.98                   0                   0               0.50%               -1.4%
12/31/2014                     0.99                   0                   0               0.50%               -1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%               -6.1%
12/31/2017                     1.25                   0                   0               0.25%               18.7%
12/31/2016                     1.05                   0                   0               0.25%                7.2%
12/31/2015                     0.98                   0                   0               0.25%               -1.1%
12/31/2014                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.00%               -5.8%
12/31/2017                     1.26                   0                   0               0.00%               18.9%
12/31/2016                     1.06                   0                   0               0.00%                7.5%
12/31/2015                     0.98                   0                   0               0.00%               -0.9%
12/31/2014                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.1%
    2016        1.3%
    2015        3.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   MFS UTILITIES FUND R3 CLASS - 552986689

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       67,026   $        66,881            3,428
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (417)
                                     ---------------
Net assets                           $       66,609
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       66,609          34,447  $          1.93
Band 100                                        --              --             1.98
Band 75                                         --              --             2.02
Band 50                                         --              --             2.06
Band 25                                         --              --             2.11
Band 0                                          --              --             2.15
                                    --------------  --------------
 Total                              $       66,609          34,447
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,069
Mortality & expense charges                                                            (1,070)
                                                                             -----------------
Net investment income (loss)                                                              999
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,922
Realized gain distributions                                                             1,111
Net change in unrealized appreciation (depreciation)                                   (3,809)
                                                                             -----------------
Net gain (loss)                                                                          (776)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            223
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            999   $          2,759
Net realized gain (loss)                                            1,922             20,497
Realized gain distributions                                         1,111                370
Net change in unrealized appreciation (depreciation)               (3,809)            19,533
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     223             43,159
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           13,373             48,713
Cost of units redeemed                                            (35,795)          (351,553)
Account charges                                                       (20)               (43)
                                                         -----------------  -----------------
Increase (decrease)                                               (22,442)          (302,883)
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,219)          (259,724)
Net assets, beginning                                              88,828            348,552
                                                         -----------------  -----------------
Net assets, ending                                       $         66,609   $         88,828
                                                         =================  =================

Units sold                                                          6,898             30,107
Units redeemed                                                    (18,198)          (187,687)
                                                         -----------------  -----------------
Net increase (decrease)                                           (11,300)          (157,580)
Units outstanding, beginning                                       45,747            203,327
                                                         -----------------  -----------------
Units outstanding, ending                                          34,447             45,747
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        496,215
Cost of units redeemed/account charges                                              (490,168)
Net investment income (loss)                                                          15,608
Net realized gain (loss)                                                              21,112
Realized gain distributions                                                           23,697
Net change in unrealized appreciation (depreciation)                                     145
                                                                            -----------------
Net assets                                                                  $         66,609
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                  34  $               67               1.25%               -0.4%
12/31/2017                     1.94                  46                  89               1.25%               13.3%
12/31/2016                     1.71                 203                 349               1.25%               10.0%
12/31/2015                     1.56                 166                 259               1.25%              -15.8%
12/31/2014                     1.85                  50                  92               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               1.00%               -0.2%
12/31/2017                     1.98                   0                   0               1.00%               13.6%
12/31/2016                     1.74                   0                   0               1.00%               10.3%
12/31/2015                     1.58                   0                   0               1.00%              -15.6%
12/31/2014                     1.87                   0                   0               1.00%               11.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.75%                0.1%
12/31/2017                     2.02                   0                   0               0.75%               13.8%
12/31/2016                     1.77                   0                   0               0.75%               10.6%
12/31/2015                     1.60                   0                   0               0.75%              -15.4%
12/31/2014                     1.89                   0                   0               0.75%               11.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.50%                0.3%
12/31/2017                     2.06                   0                   0               0.50%               14.1%
12/31/2016                     1.80                   0                   0               0.50%               10.9%
12/31/2015                     1.62                   0                   0               0.50%              -15.2%
12/31/2014                     1.92                   0                   0               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.25%                0.6%
12/31/2017                     2.09                   0                   0               0.25%               14.4%
12/31/2016                     1.83                   0                   0               0.25%               11.1%
12/31/2015                     1.65                   0                   0               0.25%              -15.0%
12/31/2014                     1.94                   0                   0               0.25%               12.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.00%                0.8%
12/31/2017                     2.13                   0                   0               0.00%               14.7%
12/31/2016                     1.86                   0                   0               0.00%               11.4%
12/31/2015                     1.67                   0                   0               0.00%              -14.8%
12/31/2014                     1.96                   0                   0               0.00%               12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.9%
    2016        4.0%
    2015        1.9%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          MFS INTERNATIONAL NEW DISCOVERY FUND R2 CLASS - 552981565

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       181,548  $        182,650            6,403
                                                      ================  ===============
Receivables: investments sold                    243
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       181,791
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       181,791         106,828  $         1.70
Band 100                                        --              --            1.74
Band 75                                         --              --            1.78
Band 50                                         --              --            1.82
Band 25                                         --              --            1.86
Band 0                                          --              --            1.91
                                   ---------------  --------------
 Total                             $       181,791         106,828
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            524
Mortality & expense charges                                                           (2,626)
                                                                            -----------------
Net investment income (loss)                                                          (2,102)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,544
Realized gain distributions                                                           10,187
Net change in unrealized appreciation (depreciation)                                 (47,520)
                                                                            -----------------
Net gain (loss)                                                                      (21,789)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (23,891)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,102)  $         (3,121)
Net realized gain (loss)                                           15,544             46,892
Realized gain distributions                                        10,187              4,150
Net change in unrealized appreciation (depreciation)              (47,520)            52,245
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,891)           100,166
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           33,764             61,985
Cost of units redeemed                                            (77,239)          (336,986)
Account charges                                                       (38)              (276)
                                                         -----------------  -----------------
Increase (decrease)                                               (43,513)          (275,277)
                                                         -----------------  -----------------
Net increase (decrease)                                           (67,404)          (175,111)
Net assets, beginning                                             249,195            424,306
                                                         -----------------  -----------------
Net assets, ending                                       $        181,791   $        249,195
                                                         =================  =================

Units sold                                                         17,670             37,329
Units redeemed                                                    (39,743)          (193,237)
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,073)          (155,908)
Units outstanding, beginning                                      128,901            284,809
                                                         -----------------  -----------------
Units outstanding, ending                                         106,828            128,901
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $       986,667
Cost of units redeemed/account charges                                             (925,884)
Net investment income (loss)                                                         (9,950)
Net realized gain (loss)                                                            113,056
Realized gain distributions                                                          19,004
Net change in unrealized appreciation (depreciation)                                 (1,102)
                                                                            ----------------
Net assets                                                                  $       181,791
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                 107  $              182               1.25%              -12.0%
12/31/2017                     1.93                 129                 249               1.25%               29.8%
12/31/2016                     1.49                 285                 424               1.25%               -1.2%
12/31/2015                     1.51                 311                 470               1.25%                0.9%
12/31/2014                     1.49                 320                 478               1.25%               -4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               1.00%              -11.8%
12/31/2017                     1.97                   0                   0               1.00%               30.1%
12/31/2016                     1.52                   0                   0               1.00%               -1.0%
12/31/2015                     1.53                   0                   0               1.00%                1.2%
12/31/2014                     1.51                   0                   0               1.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%              -11.5%
12/31/2017                     2.01                   0                   0               0.75%               30.4%
12/31/2016                     1.54                   0                   0               0.75%               -0.8%
12/31/2015                     1.55                   0                   0               0.75%                1.5%
12/31/2014                     1.53                   0                   0               0.75%               -3.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.50%              -11.3%
12/31/2017                     2.05                   0                   0               0.50%               30.7%
12/31/2016                     1.57                   0                   0               0.50%               -0.5%
12/31/2015                     1.58                   0                   0               0.50%                1.7%
12/31/2014                     1.55                   0                   0               0.50%               -3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.25%              -11.1%
12/31/2017                     2.09                   0                   0               0.25%               31.1%
12/31/2016                     1.60                   0                   0               0.25%               -0.3%
12/31/2015                     1.60                   0                   0               0.25%                2.0%
12/31/2014                     1.57                   0                   0               0.25%               -3.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.00%              -10.9%
12/31/2017                     2.14                   0                   0               0.00%               31.4%
12/31/2016                     1.63                   0                   0               0.00%                0.0%
12/31/2015                     1.63                   0                   0               0.00%                2.2%
12/31/2014                     1.59                   0                   0               0.00%               -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.4%
    2016        1.0%
    2015        0.6%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   MFS UTILITIES FUND R2 CLASS - 552986770

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       129,636  $        133,012            6,648
                                                      ================  ===============
Receivables: investments sold                    103
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       129,739
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       125,107          66,153  $         1.89
Band 100                                     4,632           2,397            1.93
Band 75                                         --              --            1.97
Band 50                                         --              --            2.02
Band 25                                         --              --            2.06
Band 0                                          --              --            2.11
                                   ---------------  --------------
 Total                             $       129,739          68,550
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,929
Mortality & expense charges                                                            (2,687)
                                                                             -----------------
Net investment income (loss)                                                            2,242
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,373
Realized gain distributions                                                             2,164
Net change in unrealized appreciation (depreciation)                                   (6,745)
                                                                             -----------------
Net gain (loss)                                                                           792
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,034
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,242   $          3,315
Net realized gain (loss)                                            5,373            (13,396)
Realized gain distributions                                         2,164                959
Net change in unrealized appreciation (depreciation)               (6,745)            73,992
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,034             64,870
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,673             78,670
Cost of units redeemed                                           (156,595)          (458,139)
Account charges                                                       (73)              (169)
                                                         -----------------  -----------------
Increase (decrease)                                              (117,995)          (379,638)
                                                         -----------------  -----------------
Net increase (decrease)                                          (114,961)          (314,768)
Net assets, beginning                                             244,700            559,468
                                                         -----------------  -----------------
Net assets, ending                                       $        129,739   $        244,700
                                                         =================  =================

Units sold                                                         20,118             43,253
Units redeemed                                                    (79,397)          (246,799)
                                                         -----------------  -----------------
Net increase (decrease)                                           (59,279)          (203,546)
Units outstanding, beginning                                      127,829            331,375
                                                         -----------------  -----------------
Units outstanding, ending                                          68,550            127,829
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,075,009
Cost of units redeemed/account charges                                             (2,096,397)
Net investment income (loss)                                                           44,319
Net realized gain (loss)                                                              (12,458)
Realized gain distributions                                                           122,642
Net change in unrealized appreciation (depreciation)                                   (3,376)
                                                                             -----------------
Net assets                                                                   $        129,739
                                                                             =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                  66  $              125               1.25%               -0.7%
12/31/2017                     1.90                  95                 180               1.25%               13.0%
12/31/2016                     1.69                 296                 499               1.25%                9.8%
12/31/2015                     1.54                 341                 524               1.25%              -16.1%
12/31/2014                     1.83                 541                 990               1.25%               10.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   2  $                5               1.00%               -0.5%
12/31/2017                     1.94                  33                  65               1.00%               13.3%
12/31/2016                     1.71                  35                  60               1.00%               10.1%
12/31/2015                     1.56                  44                  69               1.00%              -15.9%
12/31/2014                     1.85                  53                  98               1.00%               11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.75%               -0.2%
12/31/2017                     1.98                   0                   0               0.75%               13.6%
12/31/2016                     1.74                   0                   0               0.75%               10.3%
12/31/2015                     1.58                   0                   0               0.75%              -15.7%
12/31/2014                     1.87                   0                   0               0.75%               11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.50%                0.0%
12/31/2017                     2.02                   0                   0               0.50%               13.9%
12/31/2016                     1.77                   0                   0               0.50%               10.6%
12/31/2015                     1.60                   0                   0               0.50%              -15.5%
12/31/2014                     1.89                   0                   0               0.50%               11.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.25%                0.3%
12/31/2017                     2.05                   0                   0               0.25%               14.2%
12/31/2016                     1.80                   0                   0               0.25%               10.9%
12/31/2015                     1.62                   0                   0               0.25%              -15.2%
12/31/2014                     1.92                   0                   0               0.25%               12.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.00%                0.5%
12/31/2017                     2.09                   0                   0               0.00%               14.4%
12/31/2016                     1.83                   0                   0               0.00%               11.2%
12/31/2015                     1.65                   0                   0               0.00%              -15.0%
12/31/2014                     1.94                   0                   0               0.00%               12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        2.1%
    2016        3.7%
    2015        1.9%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          MFS INTERNATIONAL NEW DISCOVERY FUND A CLASS - 552981888

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,139,890  $     1,967,553           73,485
                                                       ===============  ===============
Receivables: investments sold                   8,408
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      2,148,298
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    2,148,298         642,916  $          3.34
Band 100                                        --              --             3.47
Band 75                                         --              --             3.61
Band 50                                         --              --             3.75
Band 25                                         --              --             3.89
Band 0                                          --              --             4.11
                                    --------------  --------------
 Total                              $    2,148,298         642,916
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        15,252
Mortality & expense charges                                                         (39,931)
                                                                            ----------------
Net investment income (loss)                                                        (24,679)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            358,241
Realized gain distributions                                                         131,806
Net change in unrealized appreciation (depreciation)                               (806,098)
                                                                            ----------------
Net gain (loss)                                                                    (316,051)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (340,730)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (24,679)  $        (15,595)
Net realized gain (loss)                                          358,241            385,166
Realized gain distributions                                       131,806             65,075
Net change in unrealized appreciation (depreciation)             (806,098)           538,124
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (340,730)           972,770
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          505,088            523,586
Cost of units redeemed                                         (1,421,176)        (1,416,218)
Account charges                                                    (4,170)            (3,395)
                                                         -----------------  -----------------
Increase (decrease)                                              (920,258)          (896,027)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,260,988)            76,743
Net assets, beginning                                           3,409,286          3,332,543
                                                         -----------------  -----------------
Net assets, ending                                       $      2,148,298   $      3,409,286
                                                         =================  =================

Units sold                                                        133,830            155,906
Units redeemed                                                   (391,023)          (400,653)
                                                         -----------------  -----------------
Net increase (decrease)                                          (257,193)          (244,747)
Units outstanding, beginning                                      900,109          1,144,856
                                                         -----------------  -----------------
Units outstanding, ending                                         642,916            900,109
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     21,219,922
Cost of units redeemed/account charges                                           (23,592,849)
Net investment income (loss)                                                        (153,592)
Net realized gain (loss)                                                           2,727,926
Realized gain distributions                                                        1,774,554
Net change in unrealized appreciation (depreciation)                                 172,337
                                                                            -----------------
Net assets                                                                  $      2,148,298
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.34                 643  $            2,148               1.25%              -11.8%
12/31/2017                     3.79                 900               3,409               1.25%               30.1%
12/31/2016                     2.91               1,145               3,333               1.25%               -1.0%
12/31/2015                     2.94               1,809               5,319               1.25%                1.2%
12/31/2014                     2.91               1,851               5,379               1.25%               -4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.47                   0  $                0               1.00%              -11.6%
12/31/2017                     3.92                   0                   0               1.00%               30.4%
12/31/2016                     3.01                   0                   0               1.00%               -0.8%
12/31/2015                     3.03                   0                   0               1.00%                1.5%
12/31/2014                     2.99                   0                   0               1.00%               -3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.61                   0  $                0               0.75%              -11.3%
12/31/2017                     4.07                   0                   0               0.75%               30.8%
12/31/2016                     3.11                   0                   0               0.75%               -0.5%
12/31/2015                     3.13                   0                   0               0.75%                1.7%
12/31/2014                     3.07                   0                   0               0.75%               -3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.75                   0  $                0               0.50%              -11.1%
12/31/2017                     4.21                   0                   0               0.50%               31.1%
12/31/2016                     3.21                   0                   0               0.50%               -0.3%
12/31/2015                     3.22                   0                   0               0.50%                2.0%
12/31/2014                     3.16                   0                   0               0.50%               -3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.89                   0  $                0               0.25%              -10.9%
12/31/2017                     4.37                   0                   0               0.25%               31.4%
12/31/2016                     3.32                   0                   0               0.25%                0.0%
12/31/2015                     3.32                   0                   0               0.25%                2.2%
12/31/2014                     3.25                   0                   0               0.25%               -3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.11                   0  $                0               0.00%              -10.7%
12/31/2017                     4.60                   0                   0               0.00%               31.8%
12/31/2016                     3.49                   0                   0               0.00%                0.2%
12/31/2015                     3.48                   0                   0               0.00%                2.5%
12/31/2014                     3.40                   0                   0               0.00%               -2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.9%
    2016        1.0%
    2015        0.9%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                     MFS VALUE FUND A CLASS - 552983801

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    15,218,654  $    15,853,129          430,879
                                                      ===============  ===============
Receivables: investments sold                107,739
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    15,326,393
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   15,326,393        6,014,553  $         2.55
Band 100                                        --               --            2.65
Band 75                                         --               --            2.75
Band 50                                         --               --            2.86
Band 25                                         --               --            2.97
Band 0                                          --               --            3.14
                                    --------------  ---------------
 Total                              $   15,326,393        6,014,553
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        342,566
Mortality & expense charges                                                         (277,633)
                                                                            -----------------
Net investment income (loss)                                                          64,933
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,204,498
Realized gain distributions                                                          228,924
Net change in unrealized appreciation (depreciation)                              (3,581,626)
                                                                            -----------------
Net gain (loss)                                                                   (2,148,204)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,083,271)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         64,933   $         15,851
Net realized gain (loss)                                        1,204,498          4,161,400
Realized gain distributions                                       228,924            608,569
Net change in unrealized appreciation (depreciation)           (3,581,626)          (901,456)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,083,271)         3,884,364
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,626,384          4,589,307
Cost of units redeemed                                        (10,549,990)       (23,653,652)
Account charges                                                   (28,500)           (65,125)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,952,106)       (19,129,470)
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,035,377)       (15,245,106)
Net assets, beginning                                          21,361,770         36,606,876
                                                         -----------------  -----------------
Net assets, ending                                       $     15,326,393   $     21,361,770
                                                         =================  =================

Units sold                                                      2,335,767          3,220,413
Units redeemed                                                 (3,765,566)       (10,199,642)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,429,799)        (6,979,229)
Units outstanding, beginning                                    7,444,352         14,423,581
                                                         -----------------  -----------------
Units outstanding, ending                                       6,014,553          7,444,352
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     62,000,763
Cost of units redeemed/account charges                                           (57,944,987)
Net investment income (loss)                                                         967,927
Net realized gain (loss)                                                           7,658,520
Realized gain distributions                                                        3,278,645
Net change in unrealized appreciation (depreciation)                                (634,475)
                                                                            -----------------
Net assets                                                                  $     15,326,393
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.55               6,015  $           15,326               1.25%              -11.2%
12/31/2017                     2.87               7,444              21,362               1.25%               16.0%
12/31/2016                     2.47              12,553              31,054               1.25%               12.4%
12/31/2015                     2.20              10,261              22,574               1.25%               -2.0%
12/31/2014                     2.25               5,716              12,835               1.25%                8.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.65                   0  $                0               1.00%              -11.0%
12/31/2017                     2.97                   0                   0               1.00%               16.3%
12/31/2016                     2.56                   0                   0               1.00%               12.7%
12/31/2015                     2.27                   0                   0               1.00%               -1.8%
12/31/2014                     2.31                   0                   0               1.00%                9.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                   0  $                0               0.75%              -10.7%
12/31/2017                     3.08                   0                   0               0.75%               16.6%
12/31/2016                     2.64                   0                   0               0.75%               13.0%
12/31/2015                     2.34                   0                   0               0.75%               -1.5%
12/31/2014                     2.38                   0                   0               0.75%                9.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.86                   0  $                0               0.50%              -10.5%
12/31/2017                     3.19                   0                   0               0.50%               16.9%
12/31/2016                     2.73                   0                   0               0.50%               13.3%
12/31/2015                     2.41                   0                   0               0.50%               -1.3%
12/31/2014                     2.44                   0                   0               0.50%                9.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.97                   0  $                0               0.25%              -10.3%
12/31/2017                     3.31                   0                   0               0.25%               17.2%
12/31/2016                     2.82                   0                   0               0.25%               13.6%
12/31/2015                     2.49                   0                   0               0.25%               -1.0%
12/31/2014                     2.51                   0                   0               0.25%               10.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.14                   0  $                0               0.00%              -10.1%
12/31/2017                     3.49                   0                   0               0.00%               17.4%
12/31/2016                     2.97               1,871               5,553               0.00%               13.9%
12/31/2015                     2.61               1,850               4,824               0.00%               -0.8%
12/31/2014                     2.63               1,754               4,609               0.00%               10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.1%
    2016        1.8%
    2015        2.0%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              MFS INTERNATIONAL VALUE FUND R3 CLASS - 552746653

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,655,684  $      3,768,463           97,981
                                                      ================  ===============
Receivables: investments sold                 11,310
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,666,994
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,666,994       2,272,835  $          1.61
Band 100                                         --              --             1.64
Band 75                                          --              --             1.66
Band 50                                          --              --             1.69
Band 25                                          --              --             1.72
Band 0                                           --              --             1.74
                                    ---------------  --------------
 Total                              $     3,666,994       2,272,835
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         48,898
Mortality & expense charges                                                          (71,611)
                                                                            -----------------
Net investment income (loss)                                                         (22,713)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,490,867
Realized gain distributions                                                          107,573
Net change in unrealized appreciation (depreciation)                              (3,071,478)
                                                                            -----------------
Net gain (loss)                                                                     (473,038)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (495,751)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,713)  $         46,799
Net realized gain (loss)                                        2,490,867            350,268
Realized gain distributions                                       107,573            178,170
Net change in unrealized appreciation (depreciation)           (3,071,478)         2,915,357
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (495,751)         3,490,594
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,250,307          3,711,381
Cost of units redeemed                                        (14,041,011)        (4,058,895)
Account charges                                                    (8,514)           (74,242)
                                                         -----------------  -----------------
Increase (decrease)                                           (12,799,218)          (421,756)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,294,969)         3,068,838
Net assets, beginning                                          16,961,963         13,893,125
                                                         -----------------  -----------------
Net assets, ending                                       $      3,666,994   $     16,961,963
                                                         =================  =================

Units sold                                                        985,614          4,367,181
Units redeemed                                                 (8,137,595)        (4,609,791)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,151,981)          (242,610)
Units outstanding, beginning                                    9,424,816          9,667,426
                                                         -----------------  -----------------
Units outstanding, ending                                       2,272,835          9,424,816
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     29,899,924
Cost of units redeemed/account charges                                           (29,877,465)
Net investment income (loss)                                                         222,132
Net realized gain (loss)                                                           2,924,375
Realized gain distributions                                                          610,807
Net change in unrealized appreciation (depreciation)                                (112,779)
                                                                            -----------------
Net assets                                                                  $      3,666,994
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61               2,273  $            3,667               1.25%              -10.4%
12/31/2017                     1.80               9,425              16,962               1.25%               25.2%
12/31/2016                     1.44               9,667              13,893               1.25%                2.7%
12/31/2015                     1.40               8,611              12,053               1.25%                5.1%
12/31/2014                     1.33               6,359               8,466               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               1.00%              -10.1%
12/31/2017                     1.82                   0                   0               1.00%               25.5%
12/31/2016                     1.45                   0                   0               1.00%                2.9%
12/31/2015                     1.41                   0                   0               1.00%                5.4%
12/31/2014                     1.34                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.75%               -9.9%
12/31/2017                     1.85                   0                   0               0.75%               25.9%
12/31/2016                     1.47                   0                   0               0.75%                3.2%
12/31/2015                     1.42                   0                   0               0.75%                5.7%
12/31/2014                     1.35                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.50%               -9.7%
12/31/2017                     1.87                   0                   0               0.50%               26.2%
12/31/2016                     1.48                   0                   0               0.50%                3.4%
12/31/2015                     1.43                   0                   0               0.50%                5.9%
12/31/2014                     1.35                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.25%               -9.4%
12/31/2017                     1.89                   0                   0               0.25%               26.5%
12/31/2016                     1.50                   0                   0               0.25%                3.7%
12/31/2015                     1.44                   0                   0               0.25%                6.2%
12/31/2014                     1.36                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.00%               -9.2%
12/31/2017                     1.92                   0                   0               0.00%               26.8%
12/31/2016                     1.51                   0                   0               0.00%                4.0%
12/31/2015                     1.46                   0                   0               0.00%                6.5%
12/31/2014                     1.37                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        1.6%
    2016        1.7%
    2015        1.5%
    2014        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  MFS TECHNOLOGY FUND R2 CLASS - 552983132

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         3,631   $         4,017              107
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         3,629
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,629            2,448  $         1.48
Band 100                                         --               --            1.49
Band 75                                          --               --            1.50
Band 50                                          --               --            1.51
Band 25                                          --               --            1.52
Band 0                                           --               --            1.53
                                    ---------------  ---------------
 Total                              $         3,629            2,448
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (162)
                                                                             -----------------
Net investment income (loss)                                                             (162)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,525
Realized gain distributions                                                               188
Net change in unrealized appreciation (depreciation)                                   (5,305)
                                                                             -----------------
Net gain (loss)                                                                         3,408
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          3,246
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (162)  $           (255)
Net realized gain (loss)                                            8,525                 35
Realized gain distributions                                           188              1,022
Net change in unrealized appreciation (depreciation)               (5,305)             5,236
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,246              6,038
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,132              5,140
Cost of units redeemed                                            (28,922)                --
Account charges                                                       (37)               (96)
                                                         -----------------  -----------------
Increase (decrease)                                               (26,827)             5,044
                                                         -----------------  -----------------
Net increase (decrease)                                           (23,581)            11,082
Net assets, beginning                                              27,210             16,128
                                                         -----------------  -----------------
Net assets, ending                                       $          3,629   $         27,210
                                                         =================  =================

Units sold                                                          1,287              3,594
Units redeemed                                                    (17,213)               (71)
                                                         -----------------  -----------------
Net increase (decrease)                                           (15,926)             3,523
Units outstanding, beginning                                       18,374             14,851
                                                         -----------------  -----------------
Units outstanding, ending                                           2,448             18,374
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         23,738
Cost of units redeemed/account charges                                                (29,071)
Net investment income (loss)                                                             (422)
Net realized gain (loss)                                                                8,560
Realized gain distributions                                                             1,210
Net change in unrealized appreciation (depreciation)                                     (386)
                                                                             -----------------
Net assets                                                                   $          3,629
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   2  $                4               1.25%                0.1%
12/31/2017                     1.48                  18                  27               1.25%               36.4%
12/31/2016                     1.09                  15                  16               1.25%                8.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               1.00%                0.3%
12/31/2017                     1.49                   0                   0               1.00%               36.7%
12/31/2016                     1.09                   0                   0               1.00%                8.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.75%                0.6%
12/31/2017                     1.49                   0                   0               0.75%               37.0%
12/31/2016                     1.09                   0                   0               0.75%                8.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.50%                0.8%
12/31/2017                     1.50                   0                   0               0.50%               37.4%
12/31/2016                     1.09                   0                   0               0.50%                9.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.25%                1.1%
12/31/2017                     1.51                   0                   0               0.25%               37.7%
12/31/2016                     1.09                   0                   0               0.25%                9.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.00%                1.4%
12/31/2017                     1.51                   0                   0               0.00%               38.1%
12/31/2016                     1.09                   0                   0               0.00%                9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  MFS TECHNOLOGY FUND R3 CLASS - 55273H577

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,280,606  $      2,250,413           64,314
                                                      ================  ===============
Receivables: investments sold                 97,905
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,378,511
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,378,511       1,594,508  $          1.49
Band 100                                         --              --             1.50
Band 75                                          --              --             1.51
Band 50                                          --              --             1.52
Band 25                                          --              --             1.53
Band 0                                           --              --             1.54
                                    ---------------  --------------
 Total                              $     2,378,511       1,594,508
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (30,935)
                                                                            -----------------
Net investment income (loss)                                                         (30,935)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              60,138
Realized gain distributions                                                          112,429
Net change in unrealized appreciation (depreciation)                                (159,279)
                                                                            -----------------
Net gain (loss)                                                                       13,288
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (17,647)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (30,935)  $        (15,343)
Net realized gain (loss)                                           60,138             20,425
Realized gain distributions                                       112,429             71,278
Net change in unrealized appreciation (depreciation)             (159,279)           190,428
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (17,647)           266,788
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          680,283          1,927,226
Cost of units redeemed                                           (343,749)          (169,294)
Account charges                                                      (265)               (23)
                                                         -----------------  -----------------
Increase (decrease)                                               336,269          1,757,909
                                                         -----------------  -----------------
Net increase (decrease)                                           318,622          2,024,697
Net assets, beginning                                           2,059,889             35,192
                                                         -----------------  -----------------
Net assets, ending                                       $      2,378,511   $      2,059,889
                                                         =================  =================

Units sold                                                        418,246          1,479,045
Units redeemed                                                   (209,129)          (126,016)
                                                         -----------------  -----------------
Net increase (decrease)                                           209,117          1,353,029
Units outstanding, beginning                                    1,385,391             32,362
                                                         -----------------  -----------------
Units outstanding, ending                                       1,594,508          1,385,391
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,643,138
Cost of units redeemed/account charges                                              (513,377)
Net investment income (loss)                                                         (46,340)
Net realized gain (loss)                                                              80,563
Realized gain distributions                                                          184,334
Net change in unrealized appreciation (depreciation)                                  30,193
                                                                            -----------------
Net assets                                                                  $      2,378,511
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49               1,595  $            2,379               1.25%                0.3%
12/31/2017                     1.49               1,385               2,060               1.25%               36.7%
12/31/2016                     1.09                  32                  35               1.25%                8.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               1.00%                0.6%
12/31/2017                     1.49                   0                   0               1.00%               37.1%
12/31/2016                     1.09                   0                   0               1.00%                8.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.75%                0.8%
12/31/2017                     1.50                   0                   0               0.75%               37.4%
12/31/2016                     1.09                   0                   0               0.75%                9.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.50%                1.1%
12/31/2017                     1.51                   0                   0               0.50%               37.8%
12/31/2016                     1.09                   0                   0               0.50%                9.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.25%                1.3%
12/31/2017                     1.51                   0                   0               0.25%               38.1%
12/31/2016                     1.09                   0                   0               0.25%                9.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.00%                1.6%
12/31/2017                     1.52                   0                   0               0.00%               38.4%
12/31/2016                     1.10                   0                   0               0.00%                9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             MFS EMERGING MARKETS DEBT FUND R6 CLASS - 552746364

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        21,045   $        21,498            1,532
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,206)
                                     ----------------
Net assets                           $        19,839
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       19,839          19,442  $          1.02
Band 100                                        --              --             1.03
Band 75                                         --              --             1.03
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.05
                                    --------------  --------------
 Total                              $       19,839          19,442
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,564
Mortality & expense charges                                                               (424)
                                                                              -----------------
Net investment income (loss)                                                             1,140
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (545)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (453)
                                                                              -----------------
Net gain (loss)                                                                           (998)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            142
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,140   $             --
Net realized gain (loss)                                             (545)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                 (453)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     142                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          168,090                 --
Cost of units redeemed                                           (148,393)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                19,697                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            19,839                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         19,839   $             --
                                                         =================  ================

Units sold                                                        163,955                 --
Units redeemed                                                   (144,513)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            19,442                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          19,442                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        168,090
Cost of units redeemed/account charges                                                (148,393)
Net investment income (loss)                                                             1,140
Net realized gain (loss)                                                                  (545)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (453)
                                                                              -----------------
Net assets                                                                    $         19,839
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                  19  $               20               1.25%               -6.1%
12/31/2017                     1.09                   0                   0               1.25%                8.3%
12/31/2016                     1.00                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -5.9%
12/31/2017                     1.09                   0                   0               1.00%                8.6%
12/31/2016                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -5.6%
12/31/2017                     1.09                   0                   0               0.75%                8.8%
12/31/2016                     1.00                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -5.4%
12/31/2017                     1.10                   0                   0               0.50%                9.1%
12/31/2016                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -5.2%
12/31/2017                     1.10                   0                   0               0.25%                9.4%
12/31/2016                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -4.9%
12/31/2017                     1.10                   0                   0               0.00%                9.6%
12/31/2016                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018       15.8%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    MFS GROWTH FUND R6 CLASS - 552985673

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     3,750,118   $     4,024,008           39,763
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,487)
                                     ----------------
Net assets                           $     3,748,631
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,748,631       2,884,583  $          1.30
Band 100                                         --              --             1.31
Band 75                                          --              --             1.31
Band 50                                          --              --             1.32
Band 25                                          --              --             1.33
Band 0                                           --              --             1.33
                                    ---------------  --------------
 Total                              $     3,748,631       2,884,583
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,377
Mortality & expense charges                                                          (19,177)
                                                                            -----------------
Net investment income (loss)                                                         (17,800)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,688
Realized gain distributions                                                           95,036
Net change in unrealized appreciation (depreciation)                                (269,798)
                                                                            -----------------
Net gain (loss)                                                                     (157,074)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (174,874)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,800)  $         (1,381)
Net realized gain (loss)                                           17,688                 92
Realized gain distributions                                        95,036             19,327
Net change in unrealized appreciation (depreciation)             (269,798)            (4,092)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (174,874)            13,946
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,497,934          1,486,173
Cost of units redeemed                                         (1,367,140)          (701,455)
Account charges                                                    (5,096)              (857)
                                                         -----------------  -----------------
Increase (decrease)                                             3,125,698            783,861
                                                         -----------------  -----------------
Net increase (decrease)                                         2,950,824            797,807
Net assets, beginning                                             797,807                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,748,631   $        797,807
                                                         =================  =================

Units sold                                                      3,321,000          1,177,534
Units redeemed                                                 (1,058,937)          (555,014)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,262,063            622,520
Units outstanding, beginning                                      622,520                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,884,583            622,520
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,984,107
Cost of units redeemed/account charges                                            (2,074,548)
Net investment income (loss)                                                         (19,181)
Net realized gain (loss)                                                              17,780
Realized gain distributions                                                          114,363
Net change in unrealized appreciation (depreciation)                                (273,890)
                                                                            -----------------
Net assets                                                                  $      3,748,631
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30               2,885  $            3,749               1.25%                1.4%
12/31/2017                     1.28                 623                 798               1.25%               29.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               1.00%                1.7%
12/31/2017                     1.28                   0                   0               1.00%               29.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.75%                1.9%
12/31/2017                     1.29                   0                   0               0.75%               30.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.50%                2.2%
12/31/2017                     1.29                   0                   0               0.50%               30.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.25%                2.4%
12/31/2017                     1.30                   0                   0               0.25%               30.7%
12/31/2016                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.00%                2.7%
12/31/2017                     1.30                   0                   0               0.00%               31.0%
12/31/2016                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          MFS INTERNATIONAL NEW DISCOVERY FUND R6 CLASS - 552981383

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,301,425  $     1,483,319           43,366
                                                       ===============  ===============
Receivables: investments sold                   1,616
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,303,041
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,303,041       1,119,692  $          1.16
Band 100                                         --              --             1.17
Band 75                                          --              --             1.18
Band 50                                          --              --             1.18
Band 25                                          --              --             1.19
Band 0                                           --              --             1.19
                                    ---------------  --------------
 Total                              $     1,303,041       1,119,692
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         13,429
Mortality & expense charges                                                          (17,695)
                                                                            -----------------
Net investment income (loss)                                                          (4,266)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,922
Realized gain distributions                                                           69,213
Net change in unrealized appreciation (depreciation)                                (242,789)
                                                                            -----------------
Net gain (loss)                                                                     (161,654)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (165,920)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,266)  $          4,885
Net realized gain (loss)                                           11,922              2,254
Realized gain distributions                                        69,213             13,829
Net change in unrealized appreciation (depreciation)             (242,789)            60,895
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (165,920)            81,863
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          284,021          2,095,448
Cost of units redeemed                                           (246,670)          (745,233)
Account charges                                                      (337)              (131)
                                                         -----------------  -----------------
Increase (decrease)                                                37,014          1,350,084
                                                         -----------------  -----------------
Net increase (decrease)                                          (128,906)         1,431,947
Net assets, beginning                                           1,431,947                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,303,041   $      1,431,947
                                                         =================  =================

Units sold                                                        218,905          1,726,354
Units redeemed                                                   (189,222)          (636,345)
                                                         -----------------  -----------------
Net increase (decrease)                                            29,683          1,090,009
Units outstanding, beginning                                    1,090,009                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,119,692          1,090,009
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,379,469
Cost of units redeemed/account charges                                              (992,371)
Net investment income (loss)                                                             619
Net realized gain (loss)                                                              14,176
Realized gain distributions                                                           83,042
Net change in unrealized appreciation (depreciation)                                (181,894)
                                                                            -----------------
Net assets                                                                  $      1,303,041
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16               1,120  $            1,303               1.25%              -11.4%
12/31/2017                     1.31               1,090               1,432               1.25%               30.5%
12/31/2016                     1.01                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               1.00%              -11.2%
12/31/2017                     1.32                   0                   0               1.00%               30.8%
12/31/2016                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%              -11.0%
12/31/2017                     1.32                   0                   0               0.75%               31.2%
12/31/2016                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%              -10.7%
12/31/2017                     1.32                   0                   0               0.50%               31.5%
12/31/2016                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%              -10.5%
12/31/2017                     1.33                   0                   0               0.25%               31.8%
12/31/2016                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.00%              -10.3%
12/31/2017                     1.33                   0                   0               0.00%               32.2%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              MFS INTERNATIONAL VALUE FUND R6 CLASS - 552746349

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,527,526  $     1,747,745           40,550
                                                       ===============  ===============
Receivables: investments sold                   4,745
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,532,271
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,532,271       1,334,290  $          1.15
Band 100                                         --              --             1.15
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.17
Band 0                                           --              --             1.18
                                    ---------------  --------------
 Total                              $     1,532,271       1,334,290
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         26,076
Mortality & expense charges                                                           (21,626)
                                                                             -----------------
Net investment income (loss)                                                            4,450
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (29,785)
Realized gain distributions                                                            44,032
Net change in unrealized appreciation (depreciation)                                 (225,756)
                                                                             -----------------
Net gain (loss)                                                                      (211,509)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (207,059)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,450   $         13,296
Net realized gain (loss)                                          (29,785)             2,983
Realized gain distributions                                        44,032              9,257
Net change in unrealized appreciation (depreciation)             (225,756)             5,537
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (207,059)            31,073
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,872,577          2,250,802
Cost of units redeemed                                         (1,262,467)        (1,146,596)
Account charges                                                    (4,971)            (1,088)
                                                         -----------------  -----------------
Increase (decrease)                                               605,139          1,103,118
                                                         -----------------  -----------------
Net increase (decrease)                                           398,080          1,134,191
Net assets, beginning                                           1,134,191                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,532,271   $      1,134,191
                                                         =================  =================

Units sold                                                      1,476,667          1,810,270
Units redeemed                                                 (1,030,955)          (921,692)
                                                         -----------------  -----------------
Net increase (decrease)                                           445,712            888,578
Units outstanding, beginning                                      888,578                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,334,290            888,578
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,123,379
Cost of units redeemed/account charges                                             (2,415,122)
Net investment income (loss)                                                           17,746
Net realized gain (loss)                                                              (26,802)
Realized gain distributions                                                            53,289
Net change in unrealized appreciation (depreciation)                                 (220,219)
                                                                             -----------------
Net assets                                                                   $      1,532,271
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15               1,334  $            1,532               1.25%              -10.0%
12/31/2017                     1.28                 889               1,134               1.25%               25.7%
12/31/2016                     1.02                   0                   0               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -9.8%
12/31/2017                     1.28                   0                   0               1.00%               26.0%
12/31/2016                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -9.6%
12/31/2017                     1.28                   0                   0               0.75%               26.3%
12/31/2016                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -9.3%
12/31/2017                     1.29                   0                   0               0.50%               26.6%
12/31/2016                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.25%               -9.1%
12/31/2017                     1.29                   0                   0               0.25%               26.9%
12/31/2016                     1.02                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.00%               -8.9%
12/31/2017                     1.29                   0                   0               0.00%               27.3%
12/31/2016                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R6 CLASS - 575719828

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,039,686  $      2,388,256           78,178
                                                      ================  ===============
Receivables: investments sold                    445
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,040,131
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,040,131       1,617,773  $          1.26
Band 100                                         --              --             1.27
Band 75                                          --              --             1.27
Band 50                                          --              --             1.28
Band 25                                          --              --             1.29
Band 0                                           --              --             1.29
                                    ---------------  --------------
 Total                              $     2,040,131       1,617,773
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         26,506
Mortality & expense charges                                                          (21,608)
                                                                            -----------------
Net investment income (loss)                                                           4,898
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,619
Realized gain distributions                                                          173,747
Net change in unrealized appreciation (depreciation)                                (349,562)
                                                                            -----------------
Net gain (loss)                                                                     (156,196)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (151,298)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,898   $            504
Net realized gain (loss)                                           19,619                  8
Realized gain distributions                                       173,747              4,177
Net change in unrealized appreciation (depreciation)             (349,562)               992
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (151,298)             5,681
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,760,844             71,164
Cost of units redeemed                                         (1,643,635)                --
Account charges                                                    (2,536)               (89)
                                                         -----------------  -----------------
Increase (decrease)                                             2,114,673             71,075
                                                         -----------------  -----------------
Net increase (decrease)                                         1,963,375             76,756
Net assets, beginning                                              76,756                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,040,131   $         76,756
                                                         =================  =================

Units sold                                                      2,775,543             60,839
Units redeemed                                                 (1,218,538)               (71)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,557,005             60,768
Units outstanding, beginning                                       60,768                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,617,773             60,768
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,832,008
Cost of units redeemed/account charges                                            (1,646,260)
Net investment income (loss)                                                           5,402
Net realized gain (loss)                                                              19,627
Realized gain distributions                                                          177,924
Net change in unrealized appreciation (depreciation)                                (348,570)
                                                                            -----------------
Net assets                                                                  $      2,040,131
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26               1,618  $            2,040               1.25%               -0.2%
12/31/2017                     1.26                  61                  77               1.25%               27.5%
12/31/2016                     0.99                   0                   0               1.25%               -1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%                0.1%
12/31/2017                     1.27                   0                   0               1.00%               27.9%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%                0.3%
12/31/2017                     1.27                   0                   0               0.75%               28.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.50%                0.6%
12/31/2017                     1.27                   0                   0               0.50%               28.5%
12/31/2016                     0.99                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%                0.9%
12/31/2017                     1.28                   0                   0               0.25%               28.8%
12/31/2016                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.00%                1.1%
12/31/2017                     1.28                   0                   0               0.00%               29.1%
12/31/2016                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        2.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 MFS MID CAP VALUE FUND R6 CLASS - 55273W475

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,348,341  $     5,121,849          218,949
                                                       ===============  ===============
Receivables: investments sold                   2,229
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,350,570
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,350,570       4,497,262  $          0.97
Band 100                                         --              --             0.97
Band 75                                          --              --             0.98
Band 50                                          --              --             0.98
Band 25                                          --              --             0.99
Band 0                                           --              --             0.99
                                    ---------------  --------------
 Total                              $     4,350,570       4,497,262
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         56,804
Mortality & expense charges                                                          (56,254)
                                                                            -----------------
Net investment income (loss)                                                             550
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              34,992
Realized gain distributions                                                          216,285
Net change in unrealized appreciation (depreciation)                                (897,974)
                                                                            -----------------
Net gain (loss)                                                                     (646,697)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (646,147)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            550   $          9,807
Net realized gain (loss)                                           34,992              4,223
Realized gain distributions                                       216,285            112,452
Net change in unrealized appreciation (depreciation)             (897,974)           124,466
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (646,147)           250,948
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,446,194          6,767,182
Cost of units redeemed                                         (2,530,715)        (2,928,049)
Account charges                                                    (5,879)            (2,964)
                                                         -----------------  -----------------
Increase (decrease)                                               909,600          3,836,169
                                                         -----------------  -----------------
Net increase (decrease)                                           263,453          4,087,117
Net assets, beginning                                           4,087,117                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,350,570   $      4,087,117
                                                         =================  =================

Units sold                                                      3,287,487          6,528,104
Units redeemed                                                 (2,490,350)        (2,827,979)
                                                         -----------------  -----------------
Net increase (decrease)                                           797,137          3,700,125
Units outstanding, beginning                                    3,700,125                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,497,262          3,700,125
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,213,376
Cost of units redeemed/account charges                                            (5,467,607)
Net investment income (loss)                                                          10,357
Net realized gain (loss)                                                              39,215
Realized gain distributions                                                          328,737
Net change in unrealized appreciation (depreciation)                                (773,508)
                                                                            -----------------
Net assets                                                                  $      4,350,570
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97               4,497  $            4,351               1.25%              -12.4%
12/31/2017                     1.10               3,700               4,087               1.25%               12.4%
12/31/2016                     0.98                   0                   0               1.25%               -1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%              -12.2%
12/31/2017                     1.11                   0                   0               1.00%               12.7%
12/31/2016                     0.98                   0                   0               1.00%               -1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%              -12.0%
12/31/2017                     1.11                   0                   0               0.75%               13.0%
12/31/2016                     0.98                   0                   0               0.75%               -1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%              -11.8%
12/31/2017                     1.11                   0                   0               0.50%               13.3%
12/31/2016                     0.98                   0                   0               0.50%               -1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%              -11.5%
12/31/2017                     1.12                   0                   0               0.25%               13.6%
12/31/2016                     0.98                   0                   0               0.25%               -1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%              -11.3%
12/31/2017                     1.12                   0                   0               0.00%               13.8%
12/31/2016                     0.98                   0                   0               0.00%               -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  MFS TECHNOLOGY FUND R6 CLASS - 55273H338

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        904,392  $       976,049           23,625
                                                       ===============  ===============
Receivables: investments sold                   5,991
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        910,383
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       910,383         667,319  $         1.36
Band 100                                        --              --            1.37
Band 75                                         --              --            1.38
Band 50                                         --              --            1.39
Band 25                                         --              --            1.39
Band 0                                          --              --            1.40
                                   ---------------  --------------
 Total                             $       910,383         667,319
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (7,454)
                                                                             -----------------
Net investment income (loss)                                                           (7,454)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,689
Realized gain distributions                                                            42,341
Net change in unrealized appreciation (depreciation)                                  (84,279)
                                                                             -----------------
Net gain (loss)                                                                       (33,249)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (40,703)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,454)  $         (2,505)
Net realized gain (loss)                                            8,689             29,413
Realized gain distributions                                        42,341             10,032
Net change in unrealized appreciation (depreciation)              (84,279)            12,622
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (40,703)            49,562
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          923,633            626,295
Cost of units redeemed                                           (434,568)          (213,605)
Account charges                                                      (221)               (10)
                                                         -----------------  -----------------
Increase (decrease)                                               488,844            412,680
                                                         -----------------  -----------------
Net increase (decrease)                                           448,141            462,242
Net assets, beginning                                             462,242                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        910,383   $        462,242
                                                         =================  =================

Units sold                                                        630,578            504,540
Units redeemed                                                   (304,362)          (163,437)
                                                         -----------------  -----------------
Net increase (decrease)                                           326,216            341,103
Units outstanding, beginning                                      341,103                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         667,319            341,103
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,549,928
Cost of units redeemed/account charges                                              (648,404)
Net investment income (loss)                                                          (9,959)
Net realized gain (loss)                                                              38,102
Realized gain distributions                                                           52,373
Net change in unrealized appreciation (depreciation)                                 (71,657)
                                                                            -----------------
Net assets                                                                  $        910,383
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                 667  $              910               1.25%                0.7%
12/31/2017                     1.36                 341                 462               1.25%               37.2%
12/31/2016                     0.99                   0                   0               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%                0.9%
12/31/2017                     1.36                   0                   0               1.00%               37.5%
12/31/2016                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%                1.2%
12/31/2017                     1.36                   0                   0               0.75%               37.9%
12/31/2016                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%                1.4%
12/31/2017                     1.37                   0                   0               0.50%               38.2%
12/31/2016                     0.99                   0                   0               0.50%               -1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.25%                1.7%
12/31/2017                     1.37                   0                   0               0.25%               38.6%
12/31/2016                     0.99                   0                   0               0.25%               -1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.00%                1.9%
12/31/2017                     1.37                   0                   0               0.00%               38.9%
12/31/2016                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                     MFS VALUE FUND R6 CLASS - 55273H353

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     9,873,622   $   10,699,381          279,706
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (10,474)
                                     ----------------
Net assets                           $     9,863,148
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,383,340       7,162,269  $          1.03
Band 100                                         --              --             1.04
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                    2,479,808       2,344,340             1.06
                                    ---------------  --------------
 Total                              $     9,863,148       9,506,609
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        136,658
Mortality & expense charges                                                          (31,162)
                                                                            -----------------
Net investment income (loss)                                                         105,496
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,902
Realized gain distributions                                                          147,543
Net change in unrealized appreciation (depreciation)                              (1,059,985)
                                                                            -----------------
Net gain (loss)                                                                     (885,540)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (780,044)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        105,496   $         45,062
Net realized gain (loss)                                           26,902             21,092
Realized gain distributions                                       147,543            118,547
Net change in unrealized appreciation (depreciation)           (1,059,985)           234,226
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (780,044)           418,927
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,595,203          5,452,880
Cost of units redeemed                                         (1,132,888)        (1,682,006)
Account charges                                                    (6,172)            (2,752)
                                                         -----------------  -----------------
Increase (decrease)                                             6,456,143          3,768,122
                                                         -----------------  -----------------
Net increase (decrease)                                         5,676,099          4,187,049
Net assets, beginning                                           4,187,049                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      9,863,148   $      4,187,049
                                                         =================  =================

Units sold                                                      6,990,584          5,131,023
Units redeemed                                                 (1,070,048)        (1,544,950)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,920,536          3,586,073
Units outstanding, beginning                                    3,586,073                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       9,506,609          3,586,073
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     13,048,083
Cost of units redeemed/account charges                                            (2,823,818)
Net investment income (loss)                                                         150,558
Net realized gain (loss)                                                              47,994
Realized gain distributions                                                          266,090
Net change in unrealized appreciation (depreciation)                                (825,759)
                                                                            -----------------
Net assets                                                                  $      9,863,148
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03               7,162  $            7,383               1.25%              -10.9%
12/31/2017                     1.16               1,124               1,301               1.25%               16.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%              -10.7%
12/31/2017                     1.16                   0                   0               1.00%               16.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%              -10.5%
12/31/2017                     1.16                   0                   0               0.75%               17.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%              -10.2%
12/31/2017                     1.17                   0                   0               0.50%               17.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -10.0%
12/31/2017                     1.17                   0                   0               0.25%               17.6%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               2,344  $            2,480               0.00%               -9.8%
12/31/2017                     1.17               2,462               2,886               0.00%               17.9%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                MFS MID CAP GROWTH FUND R6 CLASS - 552987554

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,427,018  $      1,591,134           86,538
                                                      ================  ===============
Receivables: investments sold                    757
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,427,775
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,427,775       1,413,247  $          1.01
Band 100                                         --              --             1.01
Band 75                                          --              --             1.02
Band 50                                          --              --             1.02
Band 25                                          --              --             1.02
Band 0                                           --              --             1.02
                                    ---------------  --------------
 Total                              $     1,427,775       1,413,247
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (3,343)
                                                                              -----------------
Net investment income (loss)                                                            (3,343)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,498)
Realized gain distributions                                                             60,054
Net change in unrealized appreciation (depreciation)                                  (164,116)
                                                                              -----------------
Net gain (loss)                                                                       (107,560)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (110,903)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,343)  $             --
Net realized gain (loss)                                           (3,498)                --
Realized gain distributions                                        60,054                 --
Net change in unrealized appreciation (depreciation)             (164,116)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (110,903)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,750,582                 --
Cost of units redeemed                                           (211,793)                --
Account charges                                                      (111)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,538,678                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,427,775                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,427,775   $             --
                                                         =================  ================

Units sold                                                      1,603,585                 --
Units redeemed                                                   (190,338)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,413,247                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,413,247                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,750,582
Cost of units redeemed/account charges                                                (211,904)
Net investment income (loss)                                                            (3,343)
Net realized gain (loss)                                                                (3,498)
Realized gain distributions                                                             60,054
Net change in unrealized appreciation (depreciation)                                  (164,116)
                                                                              -----------------
Net assets                                                                    $      1,427,775
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               1,413  $            1,428               1.25%               -0.1%
12/31/2017                     1.01                   0                   0               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%                0.2%
12/31/2017                     1.01                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%                0.5%
12/31/2017                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                0.7%
12/31/2017                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                1.0%
12/31/2017                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.2%
12/31/2017                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   MFS INTERNATIONAL DIVERSIFICATION FUND R6 CLASS - 552743544 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           MFS TOTAL RETURN FUND R6 CLASS - 552981375 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             MFS UTILITIES FUND R6 CLASS - 552986598 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           LOOMIS SAYLES SMALL CAP GROWTH FUND N CLASS - 543488811

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        927,961  $     1,140,425           40,311
                                                       ===============  ===============
Receivables: investments sold                   1,243
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        929,204
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      929,204       1,155,129  $          0.80
Band 100                                        --              --             0.80
Band 75                                         --              --             0.81
Band 50                                         --              --             0.81
Band 25                                         --              --             0.81
Band 0                                          --              --             0.81
                                    --------------  --------------
 Total                              $      929,204       1,155,129
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (1,913)
                                                                              -----------------
Net investment income (loss)                                                            (1,913)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (996)
Realized gain distributions                                                             93,026
Net change in unrealized appreciation (depreciation)                                  (212,464)
                                                                              -----------------
Net gain (loss)                                                                       (120,434)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (122,347)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,913)  $             --
Net realized gain (loss)                                             (996)                --
Realized gain distributions                                        93,026                 --
Net change in unrealized appreciation (depreciation)             (212,464)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (122,347)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,069,857                 --
Cost of units redeemed                                            (18,306)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                             1,051,551                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           929,204                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        929,204   $             --
                                                         =================  ================

Units sold                                                      1,176,079                 --
Units redeemed                                                    (20,950)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,155,129                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,155,129                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,069,857
Cost of units redeemed/account charges                                                 (18,306)
Net investment income (loss)                                                            (1,913)
Net realized gain (loss)                                                                  (996)
Realized gain distributions                                                             93,026
Net change in unrealized appreciation (depreciation)                                  (212,464)
                                                                              -----------------
Net assets                                                                    $        929,204
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80               1,155  $              929               0.00%              -19.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND A CLASS - 641224431

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        31,727   $        37,534            1,794
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,315)
                                     ----------------
Net assets                           $        29,412
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       29,412          26,072  $          1.13
Band 100                                        --              --             1.14
Band 75                                         --              --             1.16
Band 50                                         --              --             1.18
Band 25                                         --              --             1.19
Band 0                                          --              --             1.21
                                    --------------  --------------
 Total                              $       29,412          26,072
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            155
Mortality & expense charges                                                             (2,464)
                                                                              -----------------
Net investment income (loss)                                                            (2,309)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,647)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (23,053)
                                                                              -----------------
Net gain (loss)                                                                        (25,700)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (28,009)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         (2,309)     $            759
Net realized gain (loss)                                        (2,647)                  723
Realized gain distributions                                         --                    --
Net change in unrealized appreciation (depreciation)           (23,053)               17,144
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations              (28,009)               18,626
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                        28,379               296,293
Cost of units redeemed                                        (291,594)              (10,077)
Account charges                                                   (172)                 (189)
                                                      -----------------     -----------------
Increase (decrease)                                           (263,387)              286,027
                                                      -----------------     -----------------
Net increase (decrease)                                       (291,396)              304,653
Net assets, beginning                                          320,808                16,155
                                                      -----------------     -----------------
Net assets, ending                                    $         29,412      $        320,808
                                                      =================     =================

Units sold                                                      21,226 (a)           223,407 (a)
Units redeemed                                                (226,687)               (8,144)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                       (205,461)              215,263
Units outstanding, beginning                                   231,533 (a)            16,270 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                       26,072               231,533
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        340,748
Cost of units redeemed/account charges                                                (302,052)
Net investment income (loss)                                                            (1,553)
Net realized gain (loss)                                                                (1,924)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (5,807)
                                                                              -----------------
Net assets                                                                    $         29,412
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 10, 2018, the fund underwent a 1-for-0.9925 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.13                  26  $               29               1.25%              -18.6%
12/31/2017 (a)                 1.39                 232                 321               1.25%               39.5%
12/31/2016 (a)                 0.99                  16                  16               1.25%                7.5%
12/31/2015 (a)                 0.92                   0                   0               1.25%              -12.8%
12/31/2014 (a)                 1.06                   0                   0               1.25%               -4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.14                   0  $                0               1.00%              -18.4%
12/31/2017 (a)                 1.40                   0                   0               1.00%               39.9%
12/31/2016 (a)                 1.00                   0                   0               1.00%                7.8%
12/31/2015 (a)                 0.93                   0                   0               1.00%              -12.6%
12/31/2014 (a)                 1.06                   0                   0               1.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.16                   0  $                0               0.75%              -18.2%
12/31/2017 (a)                 1.42                   0                   0               0.75%               40.2%
12/31/2016 (a)                 1.01                   0                   0               0.75%                8.1%
12/31/2015 (a)                 0.94                   0                   0               0.75%              -12.4%
12/31/2014 (a)                 1.07                   0                   0               0.75%               -3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.18                   0  $                0               0.50%              -18.0%
12/31/2017 (a)                 1.43                   0                   0               0.50%               40.6%
12/31/2016 (a)                 1.02                   0                   0               0.50%                8.3%
12/31/2015 (a)                 0.94                   0                   0               0.50%              -12.1%
12/31/2014 (a)                 1.07                   0                   0               0.50%               -3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.19                   0  $                0               0.25%              -17.8%
12/31/2017 (a)                 1.45                   0                   0               0.25%               40.9%
12/31/2016 (a)                 1.03                   0                   0               0.25%                8.6%
12/31/2015 (a)                 0.95                   0                   0               0.25%              -11.9%
12/31/2014 (a)                 1.08                   0                   0               0.25%               -3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.21                   0  $                0               0.00%              -17.6%
12/31/2017 (a)                 1.47                   0                   0               0.00%               41.3%
12/31/2016 (a)                 1.04                   0                   0               0.00%                8.9%
12/31/2015 (a)                 0.95                   0                   0               0.00%              -11.7%
12/31/2014 (a)                 1.08                   0                   0               0.00%               -3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.9%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND R3 CLASS - 64122Q804

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,129  $         1,368               63
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,129
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,129             999  $          1.13
Band 100                                        --              --             1.15
Band 75                                         --              --             1.16
Band 50                                         --              --             1.18
Band 25                                         --              --             1.19
Band 0                                          --              --             1.21
                                    --------------  --------------
 Total                              $        1,129             999
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (196)
                                                                             -----------------
Net investment income (loss)                                                             (196)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,224
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (10,065)
                                                                             -----------------
Net gain (loss)                                                                          (841)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (1,037)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $           (196)     $           (306)
Net realized gain (loss)                                         9,224                 1,503
Realized gain distributions                                         --                    --
Net change in unrealized appreciation (depreciation)           (10,065)                9,756
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations               (1,037)               10,953
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                         1,912                28,443
Cost of units redeemed                                         (42,979)              (25,528)
Account charges                                                     (1)                   (4)
                                                      -----------------     -----------------
Increase (decrease)                                            (41,068)                2,911
                                                      -----------------     -----------------
Net increase (decrease)                                        (42,105)               13,864
Net assets, beginning                                           43,234                29,370
                                                      -----------------     -----------------
Net assets, ending                                    $          1,129      $         43,234
                                                      =================     =================

Units sold                                                       1,369 (a)            25,559 (a)
Units redeemed                                                 (31,401)(a)           (23,799)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                        (30,032)                1,760
Units outstanding, beginning                                    31,031                29,271 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                          999                31,031
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         60,397
Cost of units redeemed/account charges                                               (68,818)
Net investment income (loss)                                                            (884)
Net realized gain (loss)                                                              10,673
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                    (239)
                                                                            -----------------
Net assets                                                                  $          1,129
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 10, 2018, the fund underwent a 1-for-0.9679 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.13                   1  $                1               1.25%              -18.9%
12/31/2017 (a)                 1.39                  31                  43               1.25%               38.9%
12/31/2016 (a)                 1.00                  29                  29               1.25%                7.2%
12/31/2015 (a)                 0.94                  18                  17               1.25%              -13.2%
12/31/2014 (a)                 1.08                   0                   0               1.25%               -4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.15                   0  $                0               1.00%              -18.7%
12/31/2017 (a)                 1.41                   0                   0               1.00%               39.2%
12/31/2016 (a)                 1.01                   0                   0               1.00%                7.4%
12/31/2015 (a)                 0.94                   0                   0               1.00%              -12.9%
12/31/2014 (a)                 1.08                   0                   0               1.00%               -4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.16                   0  $                0               0.75%              -18.5%
12/31/2017 (a)                 1.43                   0                   0               0.75%               39.6%
12/31/2016 (a)                 1.02                   0                   0               0.75%                7.7%
12/31/2015 (a)                 0.95                   0                   0               0.75%              -12.7%
12/31/2014 (a)                 1.09                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.18                   0  $                0               0.50%              -18.3%
12/31/2017 (a)                 1.44                   0                   0               0.50%               39.9%
12/31/2016 (a)                 1.03                   0                   0               0.50%                8.0%
12/31/2015 (a)                 0.95                   0                   0               0.50%              -12.5%
12/31/2014 (a)                 1.09                   0                   0               0.50%               -4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.19                   0  $                0               0.25%              -18.1%
12/31/2017 (a)                 1.46                   0                   0               0.25%               40.3%
12/31/2016 (a)                 1.04                   0                   0               0.25%                8.2%
12/31/2015 (a)                 0.96                   0                   0               0.25%              -12.3%
12/31/2014 (a)                 1.09                   0                   0               0.25%               -3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.21                   0  $                0               0.00%              -17.8%
12/31/2017 (a)                 1.47                   0                   0               0.00%               40.6%
12/31/2016 (a)                 1.05                   0                   0               0.00%                8.5%
12/31/2015 (a)                 0.97                   0                   0               0.00%              -12.1%
12/31/2014 (a)                 1.10                   0                   0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.4%
    2016        0.1%
    2015        0.4%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            NEUBERGER BERMAN FOCUS FUND ADVISOR CLASS - 64122M209

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       60,063   $        80,160            2,703
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (179)
                                     ---------------
Net assets                           $       59,884
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       52,667            4,867  $         10.82
Band 100                                     7,217              642            11.24
Band 75                                         --               --            11.68
Band 50                                         --               --            12.13
Band 25                                         --               --            12.60
Band 0                                          --               --            13.10
                                    --------------  ---------------
 Total                              $       59,884            5,509
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                               (897)
                                                                              -----------------
Net investment income (loss)                                                              (897)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,155)
Realized gain distributions                                                              4,781
Net change in unrealized appreciation (depreciation)                                    (7,744)
                                                                              -----------------
Net gain (loss)                                                                         (6,118)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (7,015)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED           PERIOD ENDED
                                                           DECEMBER 31,           DECEMBER 31,
                                                               2018*                  2017*
                                                          -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (897)     $           (893)
Net realized gain (loss)                                            (3,155)              (23,361)
Realized gain distributions                                          4,781                22,395
Net change in unrealized appreciation (depreciation)                (7,744)               17,206
                                                          -----------------     -----------------
Increase (decrease) in net assets from operations                   (7,015)               15,347
                                                          -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                             8,451                 8,283
Cost of units redeemed                                             (11,977)              (94,428)
Account charges                                                        (38)                  (45)
                                                          -----------------     -----------------
Increase (decrease)                                                 (3,564)              (86,190)
                                                          -----------------     -----------------
Net increase (decrease)                                            (10,579)              (70,843)
Net assets, beginning                                               70,463               141,306
                                                          -----------------     -----------------
Net assets, ending                                        $         59,884      $         70,463
                                                          =================     =================

Units sold                                                             677 (a)               719 (a)
Units redeemed                                                        (966)(a)            (8,387)(a)
                                                          -----------------     -----------------
Net increase (decrease)                                               (289)               (7,668)
Units outstanding, beginning                                         5,798 (a)            13,466 (a)
                                                          -----------------     -----------------
Units outstanding, ending                                            5,509                 5,798
                                                          =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        242,813
Cost of units redeemed/account charges                                               (216,582)
Net investment income (loss)                                                           (2,018)
Net realized gain (loss)                                                              (36,940)
Realized gain distributions                                                            92,708
Net change in unrealized appreciation (depreciation)                                  (20,097)
                                                                             -----------------
Net assets                                                                   $         59,884
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                           BAND 125
              --------------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                        UNITS                                   A % OF
                  ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                     VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
              ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018    $            10.82                   5  $               53               1.25%              -10.3%
12/31/2017                 12.06                   5                  55               1.25%               17.5%
12/31/2016                 10.26                   4                  46               1.25%                5.4%
12/31/2015                  9.74                   4                  41               1.25%               -1.5%
12/31/2014                  9.89                   4                  40               1.25%                8.8%

                                                           BAND 100
              --------------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                        UNITS                                   A % OF
                  ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                     VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
              ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018    $            11.24                   1  $                7               1.00%              -10.0%
12/31/2017                 12.50                   1                  16               1.00%               17.8%
12/31/2016                 10.61                   9                  95               1.00%                5.6%
12/31/2015                 10.04                   2                  23               1.00%               -1.2%
12/31/2014                 10.17                   2                  25               1.00%                9.1%

                                                            BAND 75
              --------------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                        UNITS                                   A % OF
                  ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                     VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
              ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018    $            11.68                   0  $                0               0.75%               -9.8%
12/31/2017                 12.95                   0                   0               0.75%               18.1%
12/31/2016                 10.97                   0                   0               0.75%                5.9%
12/31/2015                 10.36                   0                   0               0.75%               -1.0%
12/31/2014                 10.46                   0                   0               0.75%                9.4%

                                                            BAND 50
              --------------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                        UNITS                                   A % OF
                  ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                     VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
              ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018    $            12.13                   0  $                0               0.50%               -9.6%
12/31/2017                 13.42                   0                   0               0.50%               18.4%
12/31/2016                 11.33                   0                   0               0.50%                6.2%
12/31/2015                 10.68                   0                   0               0.50%               -0.8%
12/31/2014                 10.76                   0                   0               0.50%                9.6%

                                                            BAND 25
              --------------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                        UNITS                                   A % OF
                  ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                     VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
              ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018    $            12.60                   0  $                0               0.25%               -9.4%
12/31/2017                 13.90                   0                   0               0.25%               18.7%
12/31/2016                 11.72                   0                   0               0.25%                6.4%
12/31/2015                 11.01                   0                   0               0.25%               -0.5%
12/31/2014                 11.07                   0                   0               0.25%                9.9%

                                                            BAND 0
              --------------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                        UNITS                                   A % OF
                  ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                     VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
              ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018    $            13.10                   0  $                0               0.00%               -9.1%
12/31/2017                 14.42                   0                   0               0.00%               19.0%
12/31/2016                 12.12                   0                   0               0.00%                6.7%
12/31/2015                 11.36                   0                   0               0.00%               -0.3%
12/31/2014                 11.39                   0                   0               0.00%               10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.8%
    2015        2.0%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SMALL CAP GROWTH FUND R3 CLASS - 641224183

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        87,457  $        113,883            2,930
                                                      ================  ===============
Receivables: investments sold                    117
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        87,574
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       87,574          25,324  $          3.46
Band 100                                        --              --             3.54
Band 75                                         --              --             3.62
Band 50                                         --              --             3.70
Band 25                                         --              --             3.79
Band 0                                          --              --             3.87
                                    --------------  --------------
 Total                              $       87,574          25,324
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,855)
                                                                             -----------------
Net investment income (loss)                                                           (1,855)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,641
Realized gain distributions                                                            16,578
Net change in unrealized appreciation (depreciation)                                  (30,272)
                                                                             -----------------
Net gain (loss)                                                                        (4,053)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,908)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         (1,855)     $           (417)
Net realized gain (loss)                                         9,641                   543
Realized gain distributions                                     16,578                 1,276
Net change in unrealized appreciation (depreciation)           (30,272)                5,854
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations               (5,908)                7,256
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                       197,767                37,788
Cost of units redeemed                                        (166,499)               (8,336)
Account charges                                                    (16)                  (22)
                                                      -----------------     -----------------
Increase (decrease)                                             31,252                29,430
                                                      -----------------     -----------------
Net increase (decrease)                                         25,344                36,686
Net assets, beginning                                           62,230                25,544
                                                      -----------------     -----------------
Net assets, ending                                    $         87,574      $         62,230
                                                      =================     =================

Units sold                                                      52,236 (a)            11,787 (a)
Units redeemed                                                 (45,616)(a)            (2,768)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                          6,620                 9,019
Units outstanding, beginning                                    18,704 (a)             9,685 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                       25,324                18,704
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        335,572
Cost of units redeemed/account charges                                               (247,856)
Net investment income (loss)                                                           (4,091)
Net realized gain (loss)                                                                7,481
Realized gain distributions                                                            22,894
Net change in unrealized appreciation (depreciation)                                  (26,426)
                                                                             -----------------
Net assets                                                                   $         87,574
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective February 26, 2018, the fund underwent a 1-for-0.6886 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.46                  25  $               88               1.25%                3.9%
12/31/2017 (a)                 3.33                  19                  62               1.25%               26.1%
12/31/2016 (a)                 2.64                  10                  26               1.25%                4.6%
12/31/2015 (a)                 2.52                  26                  66               1.25%               -7.1%
12/31/2014 (a)                 2.71                  15                  41               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.54                   0  $                0               1.00%                4.2%
12/31/2017 (a)                 3.39                   0                   0               1.00%               26.5%
12/31/2016 (a)                 2.68                   0                   0               1.00%                4.8%
12/31/2015 (a)                 2.56                   0                   0               1.00%               -6.8%
12/31/2014 (a)                 2.75                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.62                   0  $                0               0.75%                4.5%
12/31/2017 (a)                 3.46                   0                   0               0.75%               26.8%
12/31/2016 (a)                 2.73                   0                   0               0.75%                5.1%
12/31/2015 (a)                 2.60                   0                   0               0.75%               -6.6%
12/31/2014 (a)                 2.78                   0                   0               0.75%                2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.70                   0  $                0               0.50%                4.7%
12/31/2017 (a)                 3.53                   0                   0               0.50%               27.1%
12/31/2016 (a)                 2.78                   0                   0               0.50%                5.3%
12/31/2015 (a)                 2.64                   0                   0               0.50%               -6.4%
12/31/2014 (a)                 2.82                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.79                   0  $                0               0.25%                5.0%
12/31/2017 (a)                 3.61                   0                   0               0.25%               27.4%
12/31/2016 (a)                 2.83                   0                   0               0.25%                5.6%
12/31/2015 (a)                 2.68                   0                   0               0.25%               -6.1%
12/31/2014 (a)                 2.85                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.87                   0  $                0               0.00%                5.3%
12/31/2017 (a)                 3.68                   0                   0               0.00%               27.7%
12/31/2016 (a)                 2.88                   0                   0               0.00%                5.9%
12/31/2015 (a)                 2.72                   0                   0               0.00%               -5.9%
12/31/2014 (a)                 2.89                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SMALL CAP GROWTH FUND A CLASS - 641224225

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        63,094   $        54,995            2,107
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (67)
                                     ----------------
Net assets                           $        63,027
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       63,027          28,328  $          2.22
Band 100                                        --              --             2.28
Band 75                                         --              --             2.33
Band 50                                         --              --             2.38
Band 25                                         --              --             2.44
Band 0                                          --              --             2.49
                                    --------------  --------------
 Total                              $       63,027          28,328
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (1,069)
                                                                            -----------------
Net investment income (loss)                                                          (1,069)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              15,658
Realized gain distributions                                                           12,119
Net change in unrealized appreciation (depreciation)                                 (19,039)
                                                                            -----------------
Net gain (loss)                                                                        8,738
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          7,669
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         (1,069)     $           (997)
Net realized gain (loss)                                        15,658                 1,463
Realized gain distributions                                     12,119                 1,149
Net change in unrealized appreciation (depreciation)           (19,039)               16,998
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations                7,669                18,613
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                         3,867                 3,500
Cost of units redeemed                                         (36,178)               (5,458)
Account charges                                                   (569)                 (578)
                                                      -----------------     -----------------
Increase (decrease)                                            (32,880)               (2,536)
                                                      -----------------     -----------------
Net increase (decrease)                                        (25,211)               16,077
Net assets, beginning                                           88,238                72,161
                                                      -----------------     -----------------
Net assets, ending                                    $         63,027      $         88,238
                                                      =================     =================

Units sold                                                       1,640 (a)             1,822 (a)
Units redeemed                                                 (14,635)(a)            (3,321)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                        (12,995)               (1,409)
Units outstanding, beginning                                    41,323 (a)            42,732 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                       28,328                41,323
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        142,328
Cost of units redeemed/account charges                                              (115,079)
Net investment income (loss)                                                          (3,494)
Net realized gain (loss)                                                              13,925
Realized gain distributions                                                           17,248
Net change in unrealized appreciation (depreciation)                                   8,099
                                                                            -----------------
Net assets                                                                  $         63,027
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective February 26, 2018, the fund underwent a 1-for-1.0951 share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.22                  28  $               63               1.25%                4.2%
12/31/2017 (a)                 2.14                  41                  88               1.25%               26.4%
12/31/2016 (a)                 1.69                  43                  72               1.25%                4.8%
12/31/2015 (a)                 1.61                  48                  77               1.25%               -6.9%
12/31/2014 (a)                 1.73                   0                   0               1.25%                2.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.28                   0  $                0               1.00%                4.5%
12/31/2017 (a)                 2.18                   0                   0               1.00%               26.8%
12/31/2016 (a)                 1.72                   0                   0               1.00%                5.1%
12/31/2015 (a)                 1.64                   0                   0               1.00%               -6.6%
12/31/2014 (a)                 1.75                   0                   0               1.00%                2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.33                   0  $                0               0.75%                4.7%
12/31/2017 (a)                 2.22                   0                   0               0.75%               27.1%
12/31/2016 (a)                 1.75                   0                   0               0.75%                5.3%
12/31/2015 (a)                 1.66                   0                   0               0.75%               -6.4%
12/31/2014 (a)                 1.77                   0                   0               0.75%                3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.38                   0  $                0               0.50%                5.0%
12/31/2017 (a)                 2.27                   0                   0               0.50%               27.4%
12/31/2016 (a)                 1.78                   0                   0               0.50%                5.6%
12/31/2015 (a)                 1.69                   0                   0               0.50%               -6.2%
12/31/2014 (a)                 1.80                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.44                   0  $                0               0.25%                5.3%
12/31/2017 (a)                 2.31                   0                   0               0.25%               27.7%
12/31/2016 (a)                 1.81                   0                   0               0.25%                5.9%
12/31/2015 (a)                 1.71                   0                   0               0.25%               -5.9%
12/31/2014 (a)                 1.82                   0                   0               0.25%                3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.49                   0  $                0               0.00%                5.5%
12/31/2017 (a)                 2.36                   0                   0               0.00%               28.0%
12/31/2016 (a)                 1.84                   0                   0               0.00%                6.1%
12/31/2015 (a)                 1.74                   0                   0               0.00%               -5.7%
12/31/2014 (a)                 1.84                   0                   0               0.00%                3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      NEUBERGER BERMAN SMALL CAP GROWTH FUND ADVISOR CLASS - 641224829

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       517,259   $       637,222           17,328
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,586)
                                     ----------------
Net assets                           $       515,673
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       414,875         114,375  $         3.63
Band 100                                   100,798          26,829            3.76
Band 75                                         --              --            3.89
Band 50                                         --              --            4.03
Band 25                                         --              --            4.17
Band 0                                          --              --            4.32
                                   ---------------  --------------
 Total                             $       515,673         141,204
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (5,390)
                                                                            -----------------
Net investment income (loss)                                                          (5,390)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              73,295
Realized gain distributions                                                           99,098
Net change in unrealized appreciation (depreciation)                                (177,849)
                                                                            -----------------
Net gain (loss)                                                                       (5,456)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (10,846)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         (5,390)     $         (3,450)
Net realized gain (loss)                                        73,295                22,605
Realized gain distributions                                     99,098                 5,407
Net change in unrealized appreciation (depreciation)          (177,849)               41,383
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations              (10,846)               65,945
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                       509,089                36,916
Cost of units redeemed                                        (243,190)             (153,118)
Account charges                                                   (149)                  (92)
                                                      -----------------     -----------------
Increase (decrease)                                            265,750              (116,294)
                                                      -----------------     -----------------
Net increase (decrease)                                        254,904               (50,349)
Net assets, beginning                                          260,769               311,118
                                                      -----------------     -----------------
Net assets, ending                                    $        515,673      $        260,769
                                                      =================     =================

Units sold                                                     127,769 (a)            11,596 (a)
Units redeemed                                                 (61,143)(a)           (49,285)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                         66,626               (37,689)
Units outstanding, beginning                                    74,578 (a)           112,267 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                      141,204                74,578
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,968,253
Cost of units redeemed/account charges                                           (3,670,410)
Net investment income (loss)                                                        (90,911)
Net realized gain (loss)                                                            280,059
Realized gain distributions                                                         148,645
Net change in unrealized appreciation (depreciation)                               (119,963)
                                                                            ----------------
Net assets                                                                  $       515,673
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective February 26, 2018, the fund underwent a 1-for-0.6866 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.63                 114  $              415               1.25%                4.0%
12/31/2017 (a)                 3.49                  70                 243               1.25%               26.1%
12/31/2016 (a)                 2.77                 106                 293               1.25%                4.6%
12/31/2015 (a)                 2.65                 181                 479               1.25%               -7.1%
12/31/2014 (a)                 2.85                 192                 545               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.76                  27  $              101               1.00%                4.2%
12/31/2017 (a)                 3.60                   5                  18               1.00%               26.4%
12/31/2016 (a)                 2.85                   6                  18               1.00%                4.8%
12/31/2015 (a)                 2.72                   6                  17               1.00%               -6.8%
12/31/2014 (a)                 2.92                   8                  23               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             3.89                   0  $                0               0.75%                4.5%
12/31/2017 (a)                 3.72                   0                   0               0.75%               26.7%
12/31/2016 (a)                 2.94                   0                   0               0.75%                5.1%
12/31/2015 (a)                 2.80                   0                   0               0.75%               -6.6%
12/31/2014 (a)                 2.99                   0                   0               0.75%                2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.03                   0  $                0               0.50%                4.8%
12/31/2017 (a)                 3.85                   0                   0               0.50%               27.1%
12/31/2016 (a)                 3.03                   0                   0               0.50%                5.4%
12/31/2015 (a)                 2.87                   0                   0               0.50%               -6.4%
12/31/2014 (a)                 3.07                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.17                   0  $                0               0.25%                5.0%
12/31/2017 (a)                 3.97                   0                   0               0.25%               27.4%
12/31/2016 (a)                 3.12                   0                   0               0.25%                5.6%
12/31/2015 (a)                 2.95                   0                   0               0.25%               -6.1%
12/31/2014 (a)                 3.15                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.32                   0  $                0               0.00%                5.3%
12/31/2017 (a)                 4.11                   0                   0               0.00%               27.7%
12/31/2016 (a)                 3.22                   0                   0               0.00%                5.9%
12/31/2015 (a)                 3.04                  22                  65               0.00%               -5.9%
12/31/2014 (a)                 3.23                  27                  87               0.00%                3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SUSTAINABLE EQUITY FUND - A CLASS - 641224175

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       136,987   $       155,729            4,184
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (19)
                                     ----------------
Net assets                           $       136,968
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       136,968          67,976  $         2.01
Band 100                                        --              --            2.03
Band 75                                         --              --            2.04
Band 50                                         --              --            2.05
Band 25                                         --              --            2.06
Band 0                                          --              --            2.07
                                   ---------------  --------------
 Total                             $       136,968          67,976
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            411
Mortality & expense charges                                                            (1,932)
                                                                             -----------------
Net investment income (loss)                                                           (1,521)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,142
Realized gain distributions                                                            11,887
Net change in unrealized appreciation (depreciation)                                  (22,017)
                                                                             -----------------
Net gain (loss)                                                                        (8,988)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (10,509)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         (1,521)     $         (1,134)
Net realized gain (loss)                                         1,142                  (553)
Realized gain distributions                                     11,887                 7,783
Net change in unrealized appreciation (depreciation)           (22,017)               16,858
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations              (10,509)               22,954
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                        14,529                22,266
Cost of units redeemed                                         (18,551)              (45,424)
Account charges                                                   (373)                 (254)
                                                      -----------------     -----------------
Increase (decrease)                                             (4,395)              (23,412)
                                                      -----------------     -----------------
Net increase (decrease)                                        (14,904)                 (458)
Net assets, beginning                                          151,872               152,330
                                                      -----------------     -----------------
Net assets, ending                                    $        136,968      $        151,872
                                                      =================     =================

Units sold                                                       6,501 (a)            10,717 (a)
Units redeemed                                                  (8,505)(a)           (22,790)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                         (2,004)              (12,073)
Units outstanding, beginning                                    69,980 (a)            82,053 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                       67,976                69,980
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        191,492
Cost of units redeemed/account charges                                                (64,607)
Net investment income (loss)                                                           (1,100)
Net realized gain (loss)                                                                  584
Realized gain distributions                                                            29,341
Net change in unrealized appreciation (depreciation)                                  (18,742)
                                                                             -----------------
Net assets                                                                   $        136,968
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 8, 2017, the fund underwent a 1-for-0.5631 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.01                  68  $              137               1.25%               -7.2%
12/31/2017 (a)                 2.17                  70                 152               1.25%               16.9%
12/31/2016 (a)                 1.86                   0                 152               1.25%                4.5%
12/31/2015 (a)                 1.78                   0                   0               0.00%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.03                   0  $                0               1.00%               -6.9%
12/31/2017 (a)                 2.18                   0                   0               1.00%               17.2%
12/31/2016 (a)                 1.86                   0                   0               1.00%                4.6%
12/31/2015 (a)                 1.78                   0                   0               0.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.04                   0  $                0               0.75%               -6.7%
12/31/2017 (a)                 2.18                   0                   0               0.75%               17.5%
12/31/2016 (a)                 1.86                   0                   0               0.75%                4.6%
12/31/2015 (a)                 1.78                   0                   0               0.00%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.05                   0  $                0               0.50%               -6.5%
12/31/2017 (a)                 2.19                   0                   0               0.50%               17.8%
12/31/2016 (a)                 1.86                   0                   0               0.50%                4.7%
12/31/2015 (a)                 1.78                   0                   0               0.00%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.06                   0  $                0               0.25%               -6.2%
12/31/2017 (a)                 2.20                   0                   0               0.25%               18.1%
12/31/2016 (a)                 1.86                   0                   0               0.25%                4.7%
12/31/2015 (a)                 1.78                   0                   0               0.00%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.07                   0  $                0               0.00%               -6.0%
12/31/2017 (a)                 2.20                   0                   0               0.00%               18.4%
12/31/2016 (a)                 1.86                   0                   0               0.00%                4.8%
12/31/2015 (a)                 1.78                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.4%
    2016        2.2%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND R3 CLASS - 641224142

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      917,185   $     1,048,273           27,954
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (827)
                                     ---------------
Net assets                           $      916,358
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       880,724         433,491  $         2.03
Band 100                                    35,634          17,443            2.04
Band 75                                         --              --            2.05
Band 50                                         --              --            2.07
Band 25                                         --              --            2.08
Band 0                                          --              --            2.09
                                   ---------------  --------------
 Total                             $       916,358         450,934
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            731
Mortality & expense charges                                                           (12,011)
                                                                             -----------------
Net investment income (loss)                                                          (11,280)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,067
Realized gain distributions                                                            79,744
Net change in unrealized appreciation (depreciation)                                 (152,844)
                                                                             -----------------
Net gain (loss)                                                                       (69,033)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (80,313)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED            PERIOD ENDED
                                                        DECEMBER 31,            DECEMBER 31,
                                                            2018*                   2017*
                                                       -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                           $        (11,280)     $         (8,479)
Net realized gain (loss)                                          4,067                (5,436)
Realized gain distributions                                      79,744                45,247
Net change in unrealized appreciation (depreciation)           (152,844)               97,826
                                                       -----------------     -----------------
Increase (decrease) in net assets from operations               (80,313)              129,158
                                                       -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                        192,120               134,783
Cost of units redeemed                                          (87,157)             (245,560)
Account charges                                                    (420)                 (473)
                                                       -----------------     -----------------
Increase (decrease)                                             104,543              (111,250)
                                                       -----------------     -----------------
Net increase (decrease)                                          24,230                17,908
Net assets, beginning                                           892,128               874,220
                                                       -----------------     -----------------
Net assets, ending                                     $        916,358      $        892,128
                                                       =================     =================

Units sold                                                       84,194 (a)            64,431 (a)
Units redeemed                                                  (39,826)(a)          (122,544)(a)
                                                       -----------------     -----------------
Net increase (decrease)                                          44,368               (58,113)
Units outstanding, beginning                                    406,566 (a)           464,679 (a)
                                                       -----------------     -----------------
Units outstanding, ending                                       450,934               406,566
                                                       =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,214,575
Cost of units redeemed/account charges                                                (334,626)
Net investment income (loss)                                                           (12,359)
Net realized gain (loss)                                                                (1,389)
Realized gain distributions                                                            181,245
Net change in unrealized appreciation (depreciation)                                  (131,088)
                                                                              -----------------
Net assets                                                                    $        916,358
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 8, 2017, the fund underwent a 1-for-0.5555 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.03                 433  $              881               1.25%               -7.4%
12/31/2017 (a)                 2.19                 380                 834               1.25%               16.6%
12/31/2016 (a)                 1.88                   0                 816               1.25%                4.5%
12/31/2015 (a)                 1.80                   0                   0               0.00%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.04                  17  $               36               1.00%               -7.2%
12/31/2017 (a)                 2.20                  26                  58               1.00%               16.9%
12/31/2016 (a)                 1.88                   0                  59               1.00%                4.6%
12/31/2015 (a)                 1.80                   0                   0               0.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.05                   0  $                0               0.75%               -6.9%
12/31/2017 (a)                 2.21                   0                   0               0.75%               17.2%
12/31/2016 (a)                 1.88                   0                   0               0.75%                4.6%
12/31/2015 (a)                 1.80                   0                   0               0.00%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.07                   0  $                0               0.50%               -6.7%
12/31/2017 (a)                 2.21                   0                   0               0.50%               17.5%
12/31/2016 (a)                 1.88                   0                   0               0.50%                4.7%
12/31/2015 (a)                 1.80                   0                   0               0.00%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.08                   0  $                0               0.25%               -6.5%
12/31/2017 (a)                 2.22                   0                   0               0.25%               17.8%
12/31/2016 (a)                 1.88                   0                   0               0.25%                4.7%
12/31/2015 (a)                 1.80                   0                   0               0.00%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             2.09                   0  $                0               0.00%               -6.2%
12/31/2017 (a)                 2.23                   0                   0               0.00%               18.1%
12/31/2016 (a)                 1.89                   0                   0               0.00%                4.8%
12/31/2015 (a)                 1.80                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.2%
    2016        1.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
NEUBERGER BERMAN MID CAP INTRINSIC VALUE FUND A CLASS - 64122Q739 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.11
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED         PERIOD ENDED
                                                        DECEMBER 31,         DECEMBER 31,
                                                            2018*                2017*
                                                      ----------------     ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $             --     $             --
Net realized gain (loss)                                            --                   --
Realized gain distributions                                         --                   --
Net change in unrealized appreciation (depreciation)                --                   --
                                                      ----------------     ----------------
Increase (decrease) in net assets from operations                   --                   --
                                                      ----------------     ----------------

Contract owner transactions:
Proceeds from units sold                                            --                   --
Cost of units redeemed                                              --                   --
Account charges                                                     --                   --
                                                      ----------------     ----------------
Increase (decrease)                                                 --                   --
                                                      ----------------     ----------------
Net increase (decrease)                                             --                   --
Net assets, beginning                                               --                   --
                                                      ----------------     ----------------
Net assets, ending                                    $             --     $             --
                                                      ================     ================

Units sold                                                          -- (a)               -- (a)
Units redeemed                                                      -- (a)               -- (a)
                                                      ----------------     ----------------
Net increase (decrease)                                             --                   --
Units outstanding, beginning                                        -- (a)               -- (a)
                                                      ----------------     ----------------
Units outstanding, ending                                           --                   --
                                                      ================     ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 10, 2018, the fund underwent a 1-for-0.8071 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.09                   0  $                0               1.25%              -15.9%
12/31/2017 (a)                 1.30                   0                   0               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                   0  $                0               1.00%              -14.8%
12/31/2017 (a)                 1.30                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.10                   0  $                0               0.75%              -15.5%
12/31/2017 (a)                 1.30                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.10                   0  $                0               0.50%              -15.3%
12/31/2017 (a)                 1.30                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.10                   0  $                0               0.25%              -15.1%
12/31/2017 (a)                 1.30                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                   0  $                0               0.00%              -14.8%
12/31/2017 (a)                 1.30                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      NEUBERGER BERMAN MID CAP INTRINSIC VALUE FUND R3 CLASS - 64122Q713
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.09
Band 100                                        --              --            1.11
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED          PERIOD ENDED
                                                        DECEMBER 31,          DECEMBER 31,
                                                            2018*                 2017*
                                                      ----------------      ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $             --      $             --
Net realized gain (loss)                                            --                    --
Realized gain distributions                                         --                    --
Net change in unrealized appreciation (depreciation)                --                    --
                                                      ----------------      ----------------
Increase (decrease) in net assets from operations                   --                    --
                                                      ----------------      ----------------

Contract owner transactions:
Proceeds from units sold                                            --                    --
Cost of units redeemed                                              --                    --
Account charges                                                     --                    --
                                                      ----------------      ----------------
Increase (decrease)                                                 --                    --
                                                      ----------------      ----------------
Net increase (decrease)                                             --                    --
Net assets, beginning                                               --                    --
                                                      ----------------      ----------------
Net assets, ending                                    $             --      $             --
                                                      ================      ================

Units sold                                                          -- (a)                -- (a)
Units redeemed                                                      -- (a)                -- (a)
                                                      ----------------      ----------------
Net increase (decrease)                                             --                    --
Units outstanding, beginning                                        -- (a)                -- (a)
                                                      ----------------      ----------------
Units outstanding, ending                                           --                    --
                                                      ================      ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 10, 2018, the fund underwent a 1-for-0.8036 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.09                   0  $                0               1.25%              -16.1%
12/31/2017 (a)                 1.30                   0                   0               1.25%                4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                   0  $                0               1.00%              -15.0%
12/31/2017 (a)                 1.30                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.10                   0  $                0               0.75%              -15.7%
12/31/2017 (a)                 1.30                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.10                   0  $                0               0.50%              -15.5%
12/31/2017 (a)                 1.30                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                   0  $                0               0.25%              -15.2%
12/31/2017 (a)                 1.30                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             1.11                   0  $                0               0.00%              -15.0%
12/31/2017 (a)                 1.30                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       NEUBERGER BERMAN LARGE CAP VALUE FUND ADVISOR CLASS - 64122M506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      514,714   $       577,188           18,951
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (383)
                                     ---------------
Net assets                           $      514,331
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       420,187          99,117  $         4.24
Band 100                                    94,144          21,441            4.39
Band 75                                         --              --            4.55
Band 50                                         --              --            4.71
Band 25                                         --              --            4.88
Band 0                                          --              --            5.05
                                   ---------------  --------------
 Total                             $       514,331         120,558
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,058
Mortality & expense charges                                                           (8,145)
                                                                            -----------------
Net investment income (loss)                                                          (1,087)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,576
Realized gain distributions                                                           56,522
Net change in unrealized appreciation (depreciation)                                 (80,775)
                                                                            -----------------
Net gain (loss)                                                                      (13,677)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (14,764)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                        PERIOD ENDED         PERIOD ENDED
                                                        DECEMBER 31,         DECEMBER 31,
                                                            2018*                2017*
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                          $         (1,087)     $         (2,036)
Net realized gain (loss)                                        10,576                   693
Realized gain distributions                                     56,522                46,350
Net change in unrealized appreciation (depreciation)           (80,775)               29,806
                                                      -----------------     -----------------
Increase (decrease) in net assets from operations              (14,764)               74,813
                                                      -----------------     -----------------

Contract owner transactions:
Proceeds from units sold                                       102,753               135,697
Cost of units redeemed                                        (265,580)             (163,246)
Account charges                                                   (161)                 (145)
                                                      -----------------     -----------------
Increase (decrease)                                           (162,988)              (27,694)
                                                      -----------------     -----------------
Net increase (decrease)                                       (177,752)               47,119
Net assets, beginning                                          692,083               644,964
                                                      -----------------     -----------------
Net assets, ending                                    $        514,331      $        692,083
                                                      =================     =================

Units sold                                                      22,862 (a)            34,510 (a)
Units redeemed                                                 (60,585)(a)           (40,487)(a)
                                                      -----------------     -----------------
Net increase (decrease)                                        (37,723)               (5,977)
Units outstanding, beginning                                   158,281 (a)           164,258 (a)
                                                      -----------------     -----------------
Units outstanding, ending                                      120,558               158,281
                                                      =================     =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     10,012,580
Cost of units redeemed/account charges                                            (9,998,733)
Net investment income (loss)                                                        (123,194)
Net realized gain (loss)                                                            (289,676)
Realized gain distributions                                                          975,828
Net change in unrealized appreciation (depreciation)                                 (62,474)
                                                                            -----------------
Net assets                                                                  $        514,331
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

(a) Effective December 8, 2017, the fund underwent a 1-for-0.4658 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.24                  99  $              420               1.25%               -2.5%
12/31/2017 (a)                 4.35                 133                 578               1.25%               11.6%
12/31/2016 (a)                 3.90                 123                 478               1.25%               26.2%
12/31/2015 (a)                 3.09                 319                 984               1.25%              -13.7%
12/31/2014 (a)                 3.57                 324               1,159               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.39                  21  $               94               1.00%               -2.3%
12/31/2017 (a)                 4.49                  25                 114               1.00%               11.9%
12/31/2016 (a)                 4.02                 164                 167               1.00%               26.5%
12/31/2015 (a)                 3.17                  31                  99               1.00%              -13.4%
12/31/2014 (a)                 3.67                  34                 125               1.00%                9.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.55                   0  $                0               0.75%               -2.0%
12/31/2017 (a)                 4.64                   0                   0               0.75%               12.2%
12/31/2016 (a)                 4.14                   0                   0               0.75%               26.9%
12/31/2015 (a)                 3.26                   0                   0               0.75%              -13.2%
12/31/2014 (a)                 3.76                   0                   0               0.75%                9.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.71                   0  $                0               0.50%               -1.8%
12/31/2017 (a)                 4.80                   0                   0               0.50%               12.5%
12/31/2016 (a)                 4.26                   0                   0               0.50%               27.2%
12/31/2015 (a)                 3.35                   0                   0               0.50%              -13.0%
12/31/2014 (a)                 3.85                   0                   0               0.50%               10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             4.88                   0  $                0               0.25%               -1.5%
12/31/2017 (a)                 4.96                   0                   0               0.25%               12.7%
12/31/2016 (a)                 4.40                   0                   0               0.25%               27.5%
12/31/2015 (a)                 3.45                   0                   0               0.25%              -12.8%
12/31/2014 (a)                 3.95                   0                   0               0.25%               10.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018 (a)   $             5.05                   0  $                0               0.00%               -1.3%
12/31/2017 (a)                 5.12                   0                   0               0.00%               13.0%
12/31/2016 (a)                 4.53                   0                   0               0.00%               27.8%
12/31/2015 (a)                 3.54                   0                   0               0.00%              -12.6%
12/31/2014 (a)                 4.05                   0                   0               0.00%               10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.9%
    2016        1.0%
    2015        1.8%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  NEUBERGER BERMAN SUSTAINABLE EQUITY FUND R6 CLASS - 64122Q499 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              NORTHERN SMALL CAP VALUE FUND R CLASS - 665162400

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,580,141  $      4,466,799          198,565
                                                      ================  ===============
Receivables: investments sold                 68,750
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,648,891
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,648,891       2,063,471  $          1.77
Band 100                                         --              --             1.80
Band 75                                          --              --             1.83
Band 50                                          --              --             1.86
Band 25                                          --              --             1.90
Band 0                                           --              --             1.93
                                    ---------------  --------------
 Total                              $     3,648,891       2,063,471
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         28,256
Mortality & expense charges                                                          (59,751)
                                                                            -----------------
Net investment income (loss)                                                         (31,495)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              45,589
Realized gain distributions                                                          359,554
Net change in unrealized appreciation (depreciation)                                (985,537)
                                                                            -----------------
Net gain (loss)                                                                     (580,394)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (611,889)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (31,495)  $        (14,089)
Net realized gain (loss)                                           45,589            126,470
Realized gain distributions                                       359,554            391,984
Net change in unrealized appreciation (depreciation)             (985,537)          (262,007)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (611,889)           242,358
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,182,137          2,813,912
Cost of units redeemed                                         (2,802,588)          (978,056)
Account charges                                                      (849)            (1,456)
                                                         -----------------  -----------------
Increase (decrease)                                              (621,300)         1,834,400
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,233,189)         2,076,758
Net assets, beginning                                           4,882,080          2,805,322
                                                         -----------------  -----------------
Net assets, ending                                       $      3,648,891   $      4,882,080
                                                         =================  =================

Units sold                                                      1,078,468          1,428,109
Units redeemed                                                 (1,368,350)          (496,088)
                                                         -----------------  -----------------
Net increase (decrease)                                          (289,882)           932,021
Units outstanding, beginning                                    2,353,353          1,421,332
                                                         -----------------  -----------------
Units outstanding, ending                                       2,063,471          2,353,353
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,672,493
Cost of units redeemed/account charges                                           (4,104,974)
Net investment income (loss)                                                        (34,936)
Net realized gain (loss)                                                            167,770
Realized gain distributions                                                         835,196
Net change in unrealized appreciation (depreciation)                               (886,658)
                                                                            ----------------
Net assets                                                                  $     3,648,891
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77               2,063  $            3,649               1.25%              -14.8%
12/31/2017                     2.07               2,353               4,882               1.25%                5.1%
12/31/2016                     1.97               1,421               2,805               1.25%               26.3%
12/31/2015                     1.56                 864               1,350               1.25%               -5.8%
12/31/2014                     1.66                  20                  32               1.25%                5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               1.00%              -14.5%
12/31/2017                     2.11                   0                   0               1.00%                5.4%
12/31/2016                     2.00                   0                   0               1.00%               26.6%
12/31/2015                     1.58                   0                   0               1.00%               -5.6%
12/31/2014                     1.67                   0                   0               1.00%                6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.75%              -14.3%
12/31/2017                     2.14                   0                   0               0.75%                5.6%
12/31/2016                     2.02                   0                   0               0.75%               26.9%
12/31/2015                     1.59                   0                   0               0.75%               -5.3%
12/31/2014                     1.68                   0                   0               0.75%                6.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.50%              -14.1%
12/31/2017                     2.17                   0                   0               0.50%                5.9%
12/31/2016                     2.05                   0                   0               0.50%               27.2%
12/31/2015                     1.61                   0                   0               0.50%               -5.1%
12/31/2014                     1.70                   0                   0               0.50%                6.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.25%              -13.9%
12/31/2017                     2.20                   0                   0               0.25%                6.2%
12/31/2016                     2.08                   0                   0               0.25%               27.6%
12/31/2015                     1.63                   0                   0               0.25%               -4.9%
12/31/2014                     1.71                   0                   0               0.25%                6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%              -13.7%
12/31/2017                     2.24                   0                   0               0.00%                6.4%
12/31/2016                     2.10                   0                   0               0.00%               27.9%
12/31/2015                     1.64                   0                   0               0.00%               -4.6%
12/31/2014                     1.72                   0                   0               0.00%                7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        1.0%
    2016        1.2%
    2015        2.2%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                NUVEEN MID CAP VALUE FUND A CLASS - 670678853

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       897,538  $        996,544           26,313
                                                      ================  ===============
Receivables: investments sold                    806
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       898,344
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       898,344         553,187  $         1.62
Band 100                                        --              --            1.67
Band 75                                         --              --            1.73
Band 50                                         --              --            1.78
Band 25                                         --              --            1.83
Band 0                                          --              --            1.89
                                   ---------------  --------------
 Total                             $       898,344         553,187
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,346
Mortality & expense charges                                                           (11,878)
                                                                             -----------------
Net investment income (loss)                                                           (9,532)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,349
Realized gain distributions                                                            36,746
Net change in unrealized appreciation (depreciation)                                 (179,050)
                                                                             -----------------
Net gain (loss)                                                                      (138,955)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (148,487)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,532)  $         (2,515)
Net realized gain (loss)                                            3,349              2,337
Realized gain distributions                                        36,746             59,514
Net change in unrealized appreciation (depreciation)             (179,050)            51,162
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (148,487)           110,498
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          234,303            316,335
Cost of units redeemed                                            (68,291)           (16,514)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               166,012            299,821
                                                         -----------------  -----------------
Net increase (decrease)                                            17,525            410,319
Net assets, beginning                                             880,819            470,500
                                                         -----------------  -----------------
Net assets, ending                                       $        898,344   $        880,819
                                                         =================  =================

Units sold                                                        123,808            182,693
Units redeemed                                                    (37,061)            (9,475)
                                                         -----------------  -----------------
Net increase (decrease)                                            86,747            173,218
Units outstanding, beginning                                      466,440            293,222
                                                         -----------------  -----------------
Units outstanding, ending                                         553,187            466,440
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,226,223
Cost of units redeemed/account charges                                              (341,784)
Net investment income (loss)                                                         (15,629)
Net realized gain (loss)                                                              12,142
Realized gain distributions                                                          116,398
Net change in unrealized appreciation (depreciation)                                 (99,006)
                                                                            -----------------
Net assets                                                                  $        898,344
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                 553  $              898               1.25%              -14.0%
12/31/2017                     1.89                 466                 881               1.25%               17.7%
12/31/2016                     1.60                 293                 471               1.25%               14.4%
12/31/2015                     1.40                 172                 242               1.25%               -4.8%
12/31/2014                     1.47                 107                 157               1.25%                8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               1.00%              -13.8%
12/31/2017                     1.94                   0                   0               1.00%               18.0%
12/31/2016                     1.65                   0                   0               1.00%               14.7%
12/31/2015                     1.44                   0                   0               1.00%               -4.5%
12/31/2014                     1.50                   0                   0               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.75%              -13.6%
12/31/2017                     2.00                   0                   0               0.75%               18.3%
12/31/2016                     1.69                   0                   0               0.75%               14.9%
12/31/2015                     1.47                   0                   0               0.75%               -4.3%
12/31/2014                     1.53                   0                   0               0.75%                8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%              -13.4%
12/31/2017                     2.05                   0                   0               0.50%               18.6%
12/31/2016                     1.73                   0                   0               0.50%               15.2%
12/31/2015                     1.50                   0                   0               0.50%               -4.0%
12/31/2014                     1.57                   0                   0               0.50%                8.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%              -13.1%
12/31/2017                     2.11                   0                   0               0.25%               18.9%
12/31/2016                     1.78                   0                   0               0.25%               15.5%
12/31/2015                     1.54                   0                   0               0.25%               -3.8%
12/31/2014                     1.60                   0                   0               0.25%                9.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.00%              -12.9%
12/31/2017                     2.17                   0                   0               0.00%               19.2%
12/31/2016                     1.82                   0                   0               0.00%               15.8%
12/31/2015                     1.57                   0                   0               0.00%               -3.6%
12/31/2014                     1.63                   0                   0               0.00%                9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.8%
    2016        1.1%
    2015        0.3%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               NUVEEN MID CAP VALUE FUND R3 CLASS - 670690882

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         7,219   $         8,802              213
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (23)
                                     ----------------
Net assets                           $         7,196
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         7,196            4,568  $         1.58
Band 100                                         --               --            1.62
Band 75                                          --               --            1.67
Band 50                                          --               --            1.73
Band 25                                          --               --            1.78
Band 0                                           --               --            1.83
                                    ---------------  ---------------
 Total                              $         7,196            4,568
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (204)
                                                                             -----------------
Net investment income (loss)                                                             (204)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  140
Realized gain distributions                                                               282
Net change in unrealized appreciation (depreciation)                                   (1,667)
                                                                             -----------------
Net gain (loss)                                                                        (1,245)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (1,449)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (204)  $            (38)
Net realized gain (loss)                                              140                452
Realized gain distributions                                           282                304
Net change in unrealized appreciation (depreciation)               (1,667)              (163)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,449)               555
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           22,691              8,253
Cost of units redeemed                                            (18,448)            (6,404)
Account charges                                                       (74)               (17)
                                                         -----------------  -----------------
Increase (decrease)                                                 4,169              1,832
                                                         -----------------  -----------------
Net increase (decrease)                                             2,720              2,387
Net assets, beginning                                               4,476              2,089
                                                         -----------------  -----------------
Net assets, ending                                       $          7,196   $          4,476
                                                         =================  =================

Units sold                                                         11,949              4,992
Units redeemed                                                     (9,818)            (3,890)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,131              1,102
Units outstanding, beginning                                        2,437              1,335
                                                         -----------------  -----------------
Units outstanding, ending                                           4,568              2,437
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        101,040
Cost of units redeemed/account charges                                              (109,982)
Net investment income (loss)                                                          (1,270)
Net realized gain (loss)                                                              17,963
Realized gain distributions                                                            1,028
Net change in unrealized appreciation (depreciation)                                  (1,583)
                                                                            -----------------
Net assets                                                                  $          7,196
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   5  $                7               1.25%              -14.2%
12/31/2017                     1.84                   2                   4               1.25%               17.4%
12/31/2016                     1.56                   1                   2               1.25%               14.1%
12/31/2015                     1.37                   9                  12               1.25%               -5.0%
12/31/2014                     1.44                   8                  11               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%              -14.0%
12/31/2017                     1.89                   0                   0               1.00%               17.7%
12/31/2016                     1.60                   0                   0               1.00%               14.4%
12/31/2015                     1.40                   0                   0               1.00%               -4.8%
12/31/2014                     1.47                   0                   0               1.00%                8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%              -13.8%
12/31/2017                     1.94                   0                   0               0.75%               18.0%
12/31/2016                     1.65                   0                   0               0.75%               14.6%
12/31/2015                     1.44                   0                   0               0.75%               -4.5%
12/31/2014                     1.50                   0                   0               0.75%                8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.50%              -13.6%
12/31/2017                     2.00                   0                   0               0.50%               18.3%
12/31/2016                     1.69                   0                   0               0.50%               14.9%
12/31/2015                     1.47                   0                   0               0.50%               -4.3%
12/31/2014                     1.53                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.25%              -13.3%
12/31/2017                     2.05                   0                   0               0.25%               18.6%
12/31/2016                     1.73                   0                   0               0.25%               15.2%
12/31/2015                     1.50                   0                   0               0.25%               -4.0%
12/31/2014                     1.57                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%              -13.1%
12/31/2017                     2.11                   0                   0               0.00%               18.9%
12/31/2016                     1.78                   0                   0               0.00%               15.5%
12/31/2015                     1.54                   0                   0               0.00%               -3.8%
12/31/2014                     1.60                   0                   0               0.00%                9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.5%
    2016        0.2%
    2015        0.0%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           NUVEEN REAL ESTATE SECURITIES FUND R3 CLASS - 670678549

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      307,397   $       350,176           16,761
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (745)
                                     ---------------
Net assets                           $      306,652
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       244,236         113,953  $         2.14
Band 100                                     1,103             503            2.19
Band 75                                         --              --            2.24
Band 50                                         --              --            2.29
Band 25                                         --              --            2.35
Band 0                                      61,313          25,552            2.40
                                   ---------------  --------------
 Total                             $       306,652         140,008
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         13,137
Mortality & expense charges                                                           (7,814)
                                                                            -----------------
Net investment income (loss)                                                           5,323
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (161,407)
Realized gain distributions                                                           16,539
Net change in unrealized appreciation (depreciation)                                  75,118
                                                                            -----------------
Net gain (loss)                                                                      (69,750)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (64,427)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,323   $         11,749
Net realized gain (loss)                                         (161,407)           (43,050)
Realized gain distributions                                        16,539            106,062
Net change in unrealized appreciation (depreciation)               75,118            (20,556)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (64,427)            54,205
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          121,729            243,157
Cost of units redeemed                                           (889,275)          (763,048)
Account charges                                                      (380)            (1,014)
                                                         -----------------  -----------------
Increase (decrease)                                              (767,926)          (520,905)
                                                         -----------------  -----------------
Net increase (decrease)                                          (832,353)          (466,700)
Net assets, beginning                                           1,139,005          1,605,705
                                                         -----------------  -----------------
Net assets, ending                                       $        306,652   $      1,139,005
                                                         =================  =================

Units sold                                                         64,445            107,247
Units redeemed                                                   (414,962)          (336,304)
                                                         -----------------  -----------------
Net increase (decrease)                                          (350,517)          (229,057)
Units outstanding, beginning                                      490,525            719,582
                                                         -----------------  -----------------
Units outstanding, ending                                         140,008            490,525
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,082,825
Cost of units redeemed/account charges                                            (5,461,911)
Net investment income (loss)                                                         118,766
Net realized gain (loss)                                                              77,086
Realized gain distributions                                                          532,665
Net change in unrealized appreciation (depreciation)                                 (42,779)
                                                                            -----------------
Net assets                                                                  $        306,652
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                 114  $              244               1.25%               -7.2%
12/31/2017                     2.31                 463               1,069               1.25%                3.8%
12/31/2016                     2.22                 689               1,532               1.25%                5.0%
12/31/2015                     2.12                 700               1,482               1.25%                1.7%
12/31/2014                     2.08                 778               1,622               1.25%               29.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   1  $                1               1.00%               -6.9%
12/31/2017                     2.36                   1                   1               1.00%                4.0%
12/31/2016                     2.26                   7                  17               1.00%                5.3%
12/31/2015                     2.15                  29                  61               1.00%                1.9%
12/31/2014                     2.11                  49                 104               1.00%               29.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.75%               -6.7%
12/31/2017                     2.40                   0                   0               0.75%                4.3%
12/31/2016                     2.30                   0                   0               0.75%                5.5%
12/31/2015                     2.18                   0                   0               0.75%                2.2%
12/31/2014                     2.14                   0                   0               0.75%               29.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               0.50%               -6.5%
12/31/2017                     2.45                   0                   0               0.50%                4.6%
12/31/2016                     2.34                   0                   0               0.50%                5.8%
12/31/2015                     2.22                   0                   0               0.50%                2.4%
12/31/2014                     2.16                   0                   0               0.50%               30.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.25%               -6.2%
12/31/2017                     2.50                   0                   0               0.25%                4.8%
12/31/2016                     2.39                   0                   0               0.25%                6.0%
12/31/2015                     2.25                   0                   0               0.25%                2.7%
12/31/2014                     2.19                   0                   0               0.25%               30.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                  26  $               61               0.00%               -6.0%
12/31/2017                     2.55                  27                  69               0.00%                5.1%
12/31/2016                     2.43                  23                  57               0.00%                6.3%
12/31/2015                     2.28                  86                 197               0.00%                3.0%
12/31/2014                     2.22                 103                 229               0.00%               30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        2.0%
    2016        2.8%
    2015        2.4%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           NUVEEN REAL ESTATE SECURITIES FUND A CLASS - 670678705

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       605,461   $       712,735           33,580
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,360)
                                     ----------------
Net assets                           $       602,101
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       602,101         274,888  $         2.19
Band 100                                        --              --            2.24
Band 75                                         --              --            2.29
Band 50                                         --              --            2.34
Band 25                                         --              --            2.40
Band 0                                          --              --            2.45
                                   ---------------  --------------
 Total                             $       602,101         274,888
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         15,484
Mortality & expense charges                                                           (8,920)
                                                                            -----------------
Net investment income (loss)                                                           6,564
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (113,300)
Realized gain distributions                                                           21,429
Net change in unrealized appreciation (depreciation)                                  19,827
                                                                            -----------------
Net gain (loss)                                                                      (72,044)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (65,480)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,564   $         11,955
Net realized gain (loss)                                         (113,300)           (41,907)
Realized gain distributions                                        21,429             98,947
Net change in unrealized appreciation (depreciation)               19,827            (31,442)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (65,480)            37,553
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          154,273            222,272
Cost of units redeemed                                           (464,582)          (345,615)
Account charges                                                      (255)              (354)
                                                         -----------------  -----------------
Increase (decrease)                                              (310,564)          (123,697)
                                                         -----------------  -----------------
Net increase (decrease)                                          (376,044)           (86,144)
Net assets, beginning                                             978,145          1,064,289
                                                         -----------------  -----------------
Net assets, ending                                       $        602,101   $        978,145
                                                         =================  =================

Units sold                                                         89,113             97,096
Units redeemed                                                   (229,744)          (151,954)
                                                         -----------------  -----------------
Net increase (decrease)                                          (140,631)           (54,858)
Units outstanding, beginning                                      415,519            470,377
                                                         -----------------  -----------------
Units outstanding, ending                                         274,888            415,519
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,556,206
Cost of units redeemed/account charges                                            (4,422,222)
Net investment income (loss)                                                          87,752
Net realized gain (loss)                                                              88,529
Realized gain distributions                                                          399,110
Net change in unrealized appreciation (depreciation)                                (107,274)
                                                                            -----------------
Net assets                                                                  $        602,101
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                 275  $              602               1.25%               -7.0%
12/31/2017                     2.35                 416                 978               1.25%                4.0%
12/31/2016                     2.26                 470               1,064               1.25%                5.3%
12/31/2015                     2.15                 340                 731               1.25%                1.9%
12/31/2014                     2.11                 573               1,208               1.25%               29.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               1.00%               -6.7%
12/31/2017                     2.40                   0                   0               1.00%                4.3%
12/31/2016                     2.30                   0                   0               1.00%                5.5%
12/31/2015                     2.18                   0                   0               1.00%                2.2%
12/31/2014                     2.14                   0                   0               1.00%               29.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.29                   0  $                0               0.75%               -6.5%
12/31/2017                     2.45                   0                   0               0.75%                4.6%
12/31/2016                     2.34                   0                   0               0.75%                5.8%
12/31/2015                     2.22                   0                   0               0.75%                2.5%
12/31/2014                     2.16                   0                   0               0.75%               30.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                   0  $                0               0.50%               -6.2%
12/31/2017                     2.50                   0                   0               0.50%                4.8%
12/31/2016                     2.39                   0                   0               0.50%                6.1%
12/31/2015                     2.25                   0                   0               0.50%                2.7%
12/31/2014                     2.19                   0                   0               0.50%               30.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.25%               -6.0%
12/31/2017                     2.55                   0                   0               0.25%                5.1%
12/31/2016                     2.43                   0                   0               0.25%                6.3%
12/31/2015                     2.28                   0                   0               0.25%                3.0%
12/31/2014                     2.22                   0                   0               0.25%               30.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.00%               -5.8%
12/31/2017                     2.60                   0                   0               0.00%                5.3%
12/31/2016                     2.47                   0                   0               0.00%                6.6%
12/31/2015                     2.32                   0                   0               0.00%                3.2%
12/31/2014                     2.25                   0                   0               0.00%               30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.4%
    2016        3.3%
    2015        2.0%
    2014        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         NUVEEN DIVIDEND VALUE FUND R3 CLASS - 670678531 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.14
Band 100                                        --              --            1.15
Band 75                                         --              --            1.16
Band 50                                         --              --            1.17
Band 25                                         --              --            1.19
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.25%              -10.7%
12/31/2017                     1.27                   0                   0               1.25%               15.3%
12/31/2016                     1.10                   0                   0               1.25%               16.4%
12/31/2015                     0.95                   0                   0               1.25%               -6.4%
12/31/2014                     1.01                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%              -10.5%
12/31/2017                     1.28                   0                   0               1.00%               15.6%
12/31/2016                     1.11                   0                   0               1.00%               16.7%
12/31/2015                     0.95                   0                   0               1.00%               -6.2%
12/31/2014                     1.02                   0                   0               1.00%                1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%              -10.2%
12/31/2017                     1.29                   0                   0               0.75%               15.9%
12/31/2016                     1.12                   0                   0               0.75%               16.9%
12/31/2015                     0.95                   0                   0               0.75%               -6.0%
12/31/2014                     1.02                   0                   0               0.75%                1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%              -10.0%
12/31/2017                     1.30                   0                   0               0.50%               16.2%
12/31/2016                     1.12                   0                   0               0.50%               17.2%
12/31/2015                     0.96                   0                   0               0.50%               -5.7%
12/31/2014                     1.02                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -9.8%
12/31/2017                     1.31                   0                   0               0.25%               16.5%
12/31/2016                     1.13                   0                   0               0.25%               17.5%
12/31/2015                     0.96                   0                   0               0.25%               -5.5%
12/31/2014                     1.02                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%               -9.6%
12/31/2017                     1.32                   0                   0               0.00%               16.8%
12/31/2016                     1.13                   0                   0               0.00%               17.8%
12/31/2015                     0.96                   0                   0               0.00%               -5.3%
12/31/2014                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              NUVEEN SMALL CAP SELECT FUND A CLASS - 670690833

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        67,587  $         97,702           10,626
                                                      ================  ===============
Receivables: investments sold                    597
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        68,184
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       68,184          41,303  $          1.65
Band 100                                        --              --             1.70
Band 75                                         --              --             1.75
Band 50                                         --              --             1.81
Band 25                                         --              --             1.86
Band 0                                          --              --             1.92
                                    --------------  --------------
 Total                              $       68,184          41,303
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             20
Mortality & expense charges                                                            (1,344)
                                                                             -----------------
Net investment income (loss)                                                           (1,324)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  926
Realized gain distributions                                                            15,160
Net change in unrealized appreciation (depreciation)                                  (23,336)
                                                                             -----------------
Net gain (loss)                                                                        (7,250)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (8,574)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,324)  $         (1,373)
Net realized gain (loss)                                              926              1,536
Realized gain distributions                                        15,160             13,244
Net change in unrealized appreciation (depreciation)              (23,336)            (4,462)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (8,574)             8,945
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,694              3,959
Cost of units redeemed                                            (38,197)           (16,705)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               (35,503)           (12,746)
                                                         -----------------  -----------------
Net increase (decrease)                                           (44,077)            (3,801)
Net assets, beginning                                             112,261            116,062
                                                         -----------------  -----------------
Net assets, ending                                       $         68,184   $        112,261
                                                         =================  =================

Units sold                                                          1,427              2,479
Units redeemed                                                    (19,756)            (9,669)
                                                         -----------------  -----------------
Net increase (decrease)                                           (18,329)            (7,190)
Units outstanding, beginning                                       59,632             66,822
                                                         -----------------  -----------------
Units outstanding, ending                                          41,303             59,632
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,071,283
Cost of units redeemed/account charges                                             (1,191,120)
Net investment income (loss)                                                          (47,767)
Net realized gain (loss)                                                              (28,125)
Realized gain distributions                                                           294,028
Net change in unrealized appreciation (depreciation)                                  (30,115)
                                                                             -----------------
Net assets                                                                   $         68,184
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                  41  $               68               1.25%              -12.3%
12/31/2017                     1.88                  60                 112               1.25%                8.4%
12/31/2016                     1.74                  67                 116               1.25%               19.8%
12/31/2015                     1.45                 120                 175               1.25%               -3.3%
12/31/2014                     1.50                  96                 143               1.25%                4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               1.00%              -12.1%
12/31/2017                     1.94                   0                   0               1.00%                8.7%
12/31/2016                     1.78                   0                   0               1.00%               20.1%
12/31/2015                     1.48                   0                   0               1.00%               -3.1%
12/31/2014                     1.53                   0                   0               1.00%                4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.75%              -11.9%
12/31/2017                     1.99                   0                   0               0.75%                8.9%
12/31/2016                     1.83                   0                   0               0.75%               20.4%
12/31/2015                     1.52                   0                   0               0.75%               -2.8%
12/31/2014                     1.56                   0                   0               0.75%                4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%              -11.6%
12/31/2017                     2.05                   0                   0               0.50%                9.2%
12/31/2016                     1.87                   0                   0               0.50%               20.7%
12/31/2015                     1.55                   0                   0               0.50%               -2.6%
12/31/2014                     1.59                   0                   0               0.50%                4.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.25%              -11.4%
12/31/2017                     2.11                   0                   0               0.25%                9.5%
12/31/2016                     1.92                   0                   0               0.25%               21.0%
12/31/2015                     1.59                   0                   0               0.25%               -2.3%
12/31/2014                     1.63                   0                   0               0.25%                5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               0.00%              -11.2%
12/31/2017                     2.17                   0                   0               0.00%                9.7%
12/31/2016                     1.97                   0                   0               0.00%               21.3%
12/31/2015                     1.63                   0                   0               0.00%               -2.1%
12/31/2014                     1.66                   0                   0               0.00%                5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         NUVEEN DIVIDEND VALUE FUND A CLASS - 670678887 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.15
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.20
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.25%              -10.5%
12/31/2017                     1.28                   0                   0               1.25%               15.6%
12/31/2016                     1.11                   0                   0               1.25%               16.6%
12/31/2015                     0.95                   0                   0               1.25%               -6.2%
12/31/2014                     1.01                   0                   0               1.25%                1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%              -10.3%
12/31/2017                     1.29                   0                   0               1.00%               15.9%
12/31/2016                     1.12                   0                   0               1.00%               16.9%
12/31/2015                     0.95                   0                   0               1.00%               -5.9%
12/31/2014                     1.02                   0                   0               1.00%                1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%              -10.0%
12/31/2017                     1.30                   0                   0               0.75%               16.2%
12/31/2016                     1.12                   0                   0               0.75%               17.2%
12/31/2015                     0.96                   0                   0               0.75%               -5.7%
12/31/2014                     1.02                   0                   0               0.75%                1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%               -9.8%
12/31/2017                     1.31                   0                   0               0.50%               16.5%
12/31/2016                     1.13                   0                   0               0.50%               17.5%
12/31/2015                     0.96                   0                   0               0.50%               -5.5%
12/31/2014                     1.02                   0                   0               0.50%                1.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.25%               -9.6%
12/31/2017                     1.32                   0                   0               0.25%               16.8%
12/31/2016                     1.13                   0                   0               0.25%               17.8%
12/31/2015                     0.96                   0                   0               0.25%               -5.2%
12/31/2014                     1.02                   0                   0               0.25%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.00%               -9.4%
12/31/2017                     1.33                   0                   0               0.00%               17.1%
12/31/2016                     1.14                   0                   0               0.00%               18.1%
12/31/2015                     0.96                   0                   0               0.00%               -5.0%
12/31/2014                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              NUVEEN SMALL CAP SELECT FUND R3 CLASS - 670690866

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         3,546  $         5,000               636
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         3,547
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,547            2,216  $         1.60
Band 100                                         --               --            1.65
Band 75                                          --               --            1.70
Band 50                                          --               --            1.75
Band 25                                          --               --            1.81
Band 0                                           --               --            1.86
                                    ---------------  ---------------
 Total                              $         3,547            2,216
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (66)
                                                                             -----------------
Net investment income (loss)                                                              (66)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  331
Realized gain distributions                                                               864
Net change in unrealized appreciation (depreciation)                                   (1,280)
                                                                             -----------------
Net gain (loss)                                                                           (85)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (151)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (66)  $            (82)
Net realized gain (loss)                                              331                754
Realized gain distributions                                           864                799
Net change in unrealized appreciation (depreciation)               (1,280)              (920)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (151)               551
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,185              2,169
Cost of units redeemed                                             (4,919)            (7,857)
Account charges                                                       (11)               (25)
                                                         -----------------  -----------------
Increase (decrease)                                                (2,745)            (5,713)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,896)            (5,162)
Net assets, beginning                                               6,443             11,605
                                                         -----------------  -----------------
Net assets, ending                                       $          3,547   $          6,443
                                                         =================  =================

Units sold                                                          1,136              1,270
Units redeemed                                                     (2,440)            (4,603)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,304)            (3,333)
Units outstanding, beginning                                        3,520              6,853
                                                         -----------------  -----------------
Units outstanding, ending                                           2,216              3,520
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        401,878
Cost of units redeemed/account charges                                               (470,829)
Net investment income (loss)                                                          (10,055)
Net realized gain (loss)                                                                2,964
Realized gain distributions                                                            81,043
Net change in unrealized appreciation (depreciation)                                   (1,454)
                                                                             -----------------
Net assets                                                                   $          3,547
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   2  $                4               1.25%              -12.5%
12/31/2017                     1.83                   4                   6               1.25%                8.1%
12/31/2016                     1.69                   7                  12               1.25%               19.5%
12/31/2015                     1.42                  14                  20               1.25%               -3.5%
12/31/2014                     1.47                  97                 142               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               1.00%              -12.3%
12/31/2017                     1.88                   0                   0               1.00%                8.4%
12/31/2016                     1.74                   0                   0               1.00%               19.8%
12/31/2015                     1.45                   0                   0               1.00%               -3.3%
12/31/2014                     1.50                   0                   0               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.75%              -12.1%
12/31/2017                     1.94                   0                   0               0.75%                8.6%
12/31/2016                     1.78                   0                   0               0.75%               20.1%
12/31/2015                     1.48                   0                   0               0.75%               -3.0%
12/31/2014                     1.53                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.50%              -11.9%
12/31/2017                     1.99                   0                   0               0.50%                8.9%
12/31/2016                     1.83                   0                   0               0.50%               20.4%
12/31/2015                     1.52                   0                   0               0.50%               -2.8%
12/31/2014                     1.56                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%              -11.7%
12/31/2017                     2.05                   0                   0               0.25%                9.2%
12/31/2016                     1.88                   0                   0               0.25%               20.7%
12/31/2015                     1.55                   0                   0               0.25%               -2.5%
12/31/2014                     1.59                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.00%              -11.4%
12/31/2017                     2.11                   0                   0               0.00%                9.4%
12/31/2016                     1.92                   0                   0               0.00%               21.0%
12/31/2015                     1.59                   0                   0               0.00%               -2.3%
12/31/2014                     1.63                   0                   0               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        NUVEEN MID CAP GROWTH OPPORTUNITIES FUND A CLASS - 670690718

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        557,326  $       670,033           20,680
                                                       ===============  ===============
Receivables: investments sold                   5,398
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        562,724
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       562,724         290,887  $         1.93
Band 100                                        --              --            1.99
Band 75                                         --              --            2.06
Band 50                                         --              --            2.12
Band 25                                         --              --            2.19
Band 0                                          --              --            2.25
                                   ---------------  --------------
 Total                             $       562,724         290,887
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (23,578)
                                                                            -----------------
Net investment income (loss)                                                         (23,578)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (364,799)
Realized gain distributions                                                          302,103
Net change in unrealized appreciation (depreciation)                                 (94,768)
                                                                            -----------------
Net gain (loss)                                                                     (157,464)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (181,042)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (23,578)  $        (38,182)
Net realized gain (loss)                                         (364,799)           442,178
Realized gain distributions                                       302,103            334,102
Net change in unrealized appreciation (depreciation)              (94,768)           (73,438)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (181,042)           664,660
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          444,039            634,089
Cost of units redeemed                                         (1,713,033)        (5,138,150)
Account charges                                                      (751)            (1,604)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,269,745)        (4,505,665)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,450,787)        (3,841,005)
Net assets, beginning                                           2,013,511          5,854,516
                                                         -----------------  -----------------
Net assets, ending                                       $        562,724   $      2,013,511
                                                         =================  =================

Units sold                                                        201,010            324,681
Units redeemed                                                   (844,068)        (2,728,971)
                                                         -----------------  -----------------
Net increase (decrease)                                          (643,058)        (2,404,290)
Units outstanding, beginning                                      933,945          3,338,235
                                                         -----------------  -----------------
Units outstanding, ending                                         290,887            933,945
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     17,289,214
Cost of units redeemed/account charges                                           (17,500,795)
Net investment income (loss)                                                        (214,985)
Net realized gain (loss)                                                            (410,346)
Realized gain distributions                                                        1,512,343
Net change in unrealized appreciation (depreciation)                                (112,707)
                                                                            -----------------
Net assets                                                                  $        562,724
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                 291  $              563               1.25%              -10.3%
12/31/2017                     2.16                 934               2,014               1.25%               22.9%
12/31/2016                     1.75               3,338               5,855               1.25%               -0.1%
12/31/2015                     1.76               2,385               4,186               1.25%               -2.2%
12/31/2014                     1.80                 762               1,368               1.25%                7.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               1.00%              -10.0%
12/31/2017                     2.22                   0                   0               1.00%               23.2%
12/31/2016                     1.80                   0                   0               1.00%                0.2%
12/31/2015                     1.80                   0                   0               1.00%               -2.0%
12/31/2014                     1.83                   0                   0               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.75%               -9.8%
12/31/2017                     2.28                   0                   0               0.75%               23.5%
12/31/2016                     1.85                   0                   0               0.75%                0.4%
12/31/2015                     1.84                   0                   0               0.75%               -1.7%
12/31/2014                     1.87                   0                   0               0.75%                7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.50%               -9.6%
12/31/2017                     2.34                   0                   0               0.50%               23.9%
12/31/2016                     1.89                   0                   0               0.50%                0.7%
12/31/2015                     1.88                   0                   0               0.50%               -1.5%
12/31/2014                     1.91                   0                   0               0.50%                7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.25%               -9.4%
12/31/2017                     2.41                   0                   0               0.25%               24.2%
12/31/2016                     1.94                   0                   0               0.25%                0.9%
12/31/2015                     1.92                   0                   0               0.25%               -1.2%
12/31/2014                     1.95                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.00%               -9.1%
12/31/2017                     2.48                   0                   0               0.00%               24.5%
12/31/2016                     1.99                   0                   0               0.00%                1.2%
12/31/2015                     1.97                   0                   0               0.00%               -1.0%
12/31/2014                     1.99                   0                   0               0.00%                8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               NUVEEN SMALL CAP VALUE FUND A CLASS - 670678309

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       163,175  $        214,107            8,329
                                                      ================  ===============
Receivables: investments sold                    743
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       163,918
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       163,918          99,022  $         1.66
Band 100                                        --              --            1.71
Band 75                                         --              --            1.76
Band 50                                         --              --            1.81
Band 25                                         --              --            1.87
Band 0                                          --              --            1.93
                                   ---------------  --------------
 Total                             $       163,918          99,022
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,095
Mortality & expense charges                                                           (3,791)
                                                                            -----------------
Net investment income (loss)                                                          (2,696)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              23,806
Realized gain distributions                                                            5,182
Net change in unrealized appreciation (depreciation)                                 (76,084)
                                                                            -----------------
Net gain (loss)                                                                      (47,096)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (49,792)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,696)  $           (846)
Net realized gain (loss)                                           23,806             19,752
Realized gain distributions                                         5,182              1,134
Net change in unrealized appreciation (depreciation)              (76,084)            (9,204)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (49,792)            10,836
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           92,900            234,272
Cost of units redeemed                                           (204,229)           (91,746)
Account charges                                                      (286)              (311)
                                                         -----------------  -----------------
Increase (decrease)                                              (111,615)           142,215
                                                         -----------------  -----------------
Net increase (decrease)                                          (161,407)           153,051
Net assets, beginning                                             325,325            172,274
                                                         -----------------  -----------------
Net assets, ending                                       $        163,918   $        325,325
                                                         =================  =================

Units sold                                                         44,395            114,083
Units redeemed                                                    (99,057)           (45,660)
                                                         -----------------  -----------------
Net increase (decrease)                                           (54,662)            68,423
Units outstanding, beginning                                      153,684             85,261
                                                         -----------------  -----------------
Units outstanding, ending                                          99,022            153,684
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        593,567
Cost of units redeemed/account charges                                              (467,714)
Net investment income (loss)                                                          (8,402)
Net realized gain (loss)                                                              86,596
Realized gain distributions                                                           10,803
Net change in unrealized appreciation (depreciation)                                 (50,932)
                                                                            -----------------
Net assets                                                                  $        163,918
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                  99  $              164               1.25%              -21.8%
12/31/2017                     2.12                 154                 325               1.25%                4.8%
12/31/2016                     2.02                  85                 172               1.25%               29.2%
12/31/2015                     1.56                  58                  91               1.25%                1.4%
12/31/2014                     1.54                  44                  68               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%              -21.6%
12/31/2017                     2.18                   0                   0               1.00%                5.0%
12/31/2016                     2.07                   0                   0               1.00%               29.5%
12/31/2015                     1.60                   0                   0               1.00%                1.7%
12/31/2014                     1.57                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.75%              -21.4%
12/31/2017                     2.24                   0                   0               0.75%                5.3%
12/31/2016                     2.13                   0                   0               0.75%               29.9%
12/31/2015                     1.64                   0                   0               0.75%                2.0%
12/31/2014                     1.61                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%              -21.2%
12/31/2017                     2.30                   0                   0               0.50%                5.6%
12/31/2016                     2.18                   0                   0               0.50%               30.2%
12/31/2015                     1.68                   0                   0               0.50%                2.2%
12/31/2014                     1.64                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.25%              -21.0%
12/31/2017                     2.37                   0                   0               0.25%                5.8%
12/31/2016                     2.24                   0                   0               0.25%               30.5%
12/31/2015                     1.71                   0                   0               0.25%                2.5%
12/31/2014                     1.67                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%              -20.8%
12/31/2017                     2.43                   0                   0               0.00%                6.1%
12/31/2016                     2.29                   0                   0               0.00%               30.8%
12/31/2015                     1.75                   0                   0               0.00%                2.7%
12/31/2014                     1.71                   0                   0               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.5%
    2016        0.5%
    2015        0.1%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        NUVEEN MID CAP GROWTH OPPORTUNITIES FUND R3 CLASS - 670690742

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       377,824  $        513,049           15,427
                                                      ================  ===============
Receivables: investments sold                    870
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       378,694
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       378,694         201,814  $         1.88
Band 100                                        --              --            1.93
Band 75                                         --              --            1.99
Band 50                                         --              --            2.06
Band 25                                         --              --            2.12
Band 0                                          --              --            2.19
                                   ---------------  --------------
 Total                             $       378,694         201,814
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (5,221)
                                                                             -----------------
Net investment income (loss)                                                           (5,221)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (16,263)
Realized gain distributions                                                            79,280
Net change in unrealized appreciation (depreciation)                                 (103,098)
                                                                             -----------------
Net gain (loss)                                                                       (40,081)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (45,302)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,221)  $        (12,177)
Net realized gain (loss)                                          (16,263)           246,582
Realized gain distributions                                        79,280             94,027
Net change in unrealized appreciation (depreciation)             (103,098)           (72,605)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (45,302)           255,827
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          118,979            336,243
Cost of units redeemed                                           (212,487)        (2,981,107)
Account charges                                                      (170)              (389)
                                                         -----------------  -----------------
Increase (decrease)                                               (93,678)        (2,645,253)
                                                         -----------------  -----------------
Net increase (decrease)                                          (138,980)        (2,389,426)
Net assets, beginning                                             517,674          2,907,100
                                                         -----------------  -----------------
Net assets, ending                                       $        378,694   $        517,674
                                                         =================  =================

Units sold                                                         55,774            174,535
Units redeemed                                                   (100,875)        (1,582,372)
                                                         -----------------  -----------------
Net increase (decrease)                                           (45,101)        (1,407,837)
Units outstanding, beginning                                      246,915          1,654,752
                                                         -----------------  -----------------
Units outstanding, ending                                         201,814            246,915
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      8,507,876
Cost of units redeemed/account charges                                             (8,655,025)
Net investment income (loss)                                                          (71,263)
Net realized gain (loss)                                                              (59,173)
Realized gain distributions                                                           791,504
Net change in unrealized appreciation (depreciation)                                 (135,225)
                                                                             -----------------
Net assets                                                                   $        378,694
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                 202  $              379               1.25%              -10.5%
12/31/2017                     2.10                 247                 518               1.25%               22.7%
12/31/2016                     1.71               1,316               2,249               1.25%               -0.3%
12/31/2015                     1.72                 813               1,395               1.25%               -2.5%
12/31/2014                     1.76                 494                 869               1.25%                6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               1.00%              -10.3%
12/31/2017                     2.16                   0                   0               1.00%               23.0%
12/31/2016                     1.75                   0                   0               1.00%               -0.1%
12/31/2015                     1.75                   0                   0               1.00%               -2.2%
12/31/2014                     1.79                   0                   0               1.00%                7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.75%              -10.0%
12/31/2017                     2.22                   0                   0               0.75%               23.3%
12/31/2016                     1.80                   0                   0               0.75%                0.2%
12/31/2015                     1.80                   0                   0               0.75%               -2.0%
12/31/2014                     1.83                   0                   0               0.75%                7.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.50%               -9.8%
12/31/2017                     2.28                   0                   0               0.50%               23.6%
12/31/2016                     1.85                   0                   0               0.50%                0.4%
12/31/2015                     1.84                   0                   0               0.50%               -1.7%
12/31/2014                     1.87                   0                   0               0.50%                7.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.25%               -9.6%
12/31/2017                     2.34                   0                   0               0.25%               23.9%
12/31/2016                     1.89                   0                   0               0.25%                0.7%
12/31/2015                     1.88                   0                   0               0.25%               -1.5%
12/31/2014                     1.91                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.00%               -9.4%
12/31/2017                     2.41                   0                   0               0.00%               24.2%
12/31/2016                     1.94                 339                 658               0.00%                0.9%
12/31/2015                     1.92                 149                 287               0.00%               -1.2%
12/31/2014                     1.95                 522               1,016               0.00%                8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              NUVEEN SMALL CAP VALUE FUND R3 CLASS - 670690825

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        879,657  $     1,049,042           45,887
                                                       ===============  ===============
Receivables: investments sold                   4,603
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        884,260
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       764,046         475,397  $         1.61
Band 100                                        --              --            1.66
Band 75                                         --              --            1.71
Band 50                                    120,214          68,263            1.76
Band 25                                         --              --            1.82
Band 0                                          --              --            1.87
                                   ---------------  --------------
 Total                             $       884,260         543,660
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          3,108
Mortality & expense charges                                                          (14,453)
                                                                            -----------------
Net investment income (loss)                                                         (11,345)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              63,020
Realized gain distributions                                                           28,704
Net change in unrealized appreciation (depreciation)                                (328,588)
                                                                            -----------------
Net gain (loss)                                                                     (236,864)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (248,209)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,345)  $        (12,536)
Net realized gain (loss)                                           63,020             80,507
Realized gain distributions                                        28,704              5,630
Net change in unrealized appreciation (depreciation)             (328,588)           (11,140)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (248,209)            62,461
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          309,856            634,203
Cost of units redeemed                                           (593,028)          (405,389)
Account charges                                                    (1,112)              (613)
                                                         -----------------  -----------------
Increase (decrease)                                              (284,284)           228,201
                                                         -----------------  -----------------
Net increase (decrease)                                          (532,493)           290,662
Net assets, beginning                                           1,416,753          1,126,091
                                                         -----------------  -----------------
Net assets, ending                                       $        884,260   $      1,416,753
                                                         =================  =================

Units sold                                                        154,271            319,140
Units redeemed                                                   (291,027)          (205,168)
                                                         -----------------  -----------------
Net increase (decrease)                                          (136,756)           113,972
Units outstanding, beginning                                      680,416            566,444
                                                         -----------------  -----------------
Units outstanding, ending                                         543,660            680,416
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,770,140
Cost of units redeemed/account charges                                           (2,053,130)
Net investment income (loss)                                                        (45,119)
Net realized gain (loss)                                                            316,279
Realized gain distributions                                                          65,475
Net change in unrealized appreciation (depreciation)                               (169,385)
                                                                            ----------------
Net assets                                                                  $       884,260
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                 475  $              764               1.25%              -22.0%
12/31/2017                     2.06                 598               1,232               1.25%                4.5%
12/31/2016                     1.97                 509               1,004               1.25%               28.9%
12/31/2015                     1.53                 275                 421               1.25%                1.2%
12/31/2014                     1.51                 296                 448               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               1.00%              -21.8%
12/31/2017                     2.12                   0                   0               1.00%                4.7%
12/31/2016                     2.02                   0                   0               1.00%               29.2%
12/31/2015                     1.57                   0                   0               1.00%                1.4%
12/31/2014                     1.54                   0                   0               1.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%              -21.6%
12/31/2017                     2.18                   0                   0               0.75%                5.0%
12/31/2016                     2.08                   0                   0               0.75%               29.5%
12/31/2015                     1.60                   0                   0               0.75%                1.7%
12/31/2014                     1.58                   0                   0               0.75%                3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                  68  $              120               0.50%              -21.4%
12/31/2017                     2.24                  82                 185               0.50%                5.3%
12/31/2016                     2.13                  58                 123               0.50%               29.8%
12/31/2015                     1.64                  32                  53               0.50%                1.9%
12/31/2014                     1.61                  19                  30               0.50%                4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.25%              -21.2%
12/31/2017                     2.30                   0                   0               0.25%                5.5%
12/31/2016                     2.18                   0                   0               0.25%               30.2%
12/31/2015                     1.68                   0                   0               0.25%                2.2%
12/31/2014                     1.64                   0                   0               0.25%                4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.00%              -21.0%
12/31/2017                     2.37                   0                   0               0.00%                5.8%
12/31/2016                     2.24                   0                   0               0.00%               30.5%
12/31/2015                     1.72                   0                   0               0.00%                2.5%
12/31/2014                     1.68                   0                   0               0.00%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.2%
    2016        0.3%
    2015        0.0%
    2014        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           NUVEEN STRATEGY GROWTH ALLOCATION R3 CLASS - 67074V762

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.39
Band 100                                        --              --            1.43
Band 75                                         --              --            1.48
Band 50                                         --              --            1.52
Band 25                                         --              --            1.57
Band 0                                          --              --            1.62
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $           (169)
Net realized gain (loss)                                               --              2,805
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                559
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --              3,195
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --                869
Cost of units redeemed                                                 --           (155,039)
Account charges                                                        --                 --
                                                         ----------------   -----------------
Increase (decrease)                                                    --           (154,170)
                                                         ----------------   -----------------
Net increase (decrease)                                                --           (150,975)
Net assets, beginning                                                  --            150,975
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --                612
Units redeemed                                                         --           (109,566)
                                                         ----------------   -----------------
Net increase (decrease)                                                --           (108,954)
Units outstanding, beginning                                           --            108,954
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,195,470
Cost of units redeemed/account charges                                            (2,345,906)
Net investment income (loss)                                                          28,567
Net realized gain (loss)                                                              49,495
Realized gain distributions                                                           72,374
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               1.25%              -12.7%
12/31/2017                     1.59                   0                   0               1.25%               15.0%
12/31/2016                     1.39                 109                 151               1.25%                4.7%
12/31/2015                     1.32                 115                 152               1.25%               -2.8%
12/31/2014                     1.36                 108                 147               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.00%              -12.5%
12/31/2017                     1.64                   0                   0               1.00%               15.2%
12/31/2016                     1.42                   0                   0               1.00%                5.0%
12/31/2015                     1.35                   0                   0               1.00%               -2.6%
12/31/2014                     1.39                   0                   0               1.00%                4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.75%              -12.2%
12/31/2017                     1.68                   0                   0               0.75%               15.5%
12/31/2016                     1.46                   0                   0               0.75%                5.2%
12/31/2015                     1.39                   0                   0               0.75%               -2.3%
12/31/2014                     1.42                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.50%              -12.0%
12/31/2017                     1.73                   0                   0               0.50%               15.8%
12/31/2016                     1.50                   0                   0               0.50%                5.5%
12/31/2015                     1.42                   0                   0               0.50%               -2.1%
12/31/2014                     1.45                   0                   0               0.50%                4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.25%              -11.8%
12/31/2017                     1.78                   0                   0               0.25%               16.1%
12/31/2016                     1.53                   0                   0               0.25%                5.8%
12/31/2015                     1.45                   0                   0               0.25%               -1.8%
12/31/2014                     1.48                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.00%              -11.6%
12/31/2017                     1.83                   0                   0               0.00%               16.4%
12/31/2016                     1.57                   0                   0               0.00%                6.0%
12/31/2015                     1.48                  88                 130               0.00%               -1.6%
12/31/2014                     1.51                  83                 125               0.00%                5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.7%
    2015        1.6%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            NUVEEN STRATEGY GROWTH ALLOCATION A CLASS - 67074V812

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.43
Band 100                                        --              --            1.48
Band 75                                         --              --            1.52
Band 50                                         --              --            1.57
Band 25                                         --              --            1.62
Band 0                                          --              --            1.67
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $           (108)
Net realized gain (loss)                                               --              2,274
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --               (704)
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --              1,462
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --              4,276
Cost of units redeemed                                                 --            (40,923)
Account charges                                                        --                 (1)
                                                         ----------------   -----------------
Increase (decrease)                                                    --            (36,648)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (35,186)
Net assets, beginning                                                  --             35,186
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --              2,872
Units redeemed                                                         --            (27,616)
                                                         ----------------   -----------------
Net increase (decrease)                                                --            (24,744)
Units outstanding, beginning                                           --             24,744
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,447,794
Cost of units redeemed/account charges                                            (2,916,910)
Net investment income (loss)                                                         171,032
Net realized gain (loss)                                                              98,776
Realized gain distributions                                                          199,308
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.25%              -12.4%
12/31/2017                     1.64                   0                   0               1.25%               15.1%
12/31/2016                     1.42                  25                  35               1.25%                5.0%
12/31/2015                     1.35                  23                  31               1.25%               -2.5%
12/31/2014                     1.39                  20                  28               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               1.00%              -12.2%
12/31/2017                     1.68                   0                   0               1.00%               15.4%
12/31/2016                     1.46                   0                   0               1.00%                5.3%
12/31/2015                     1.39                   0                   0               1.00%               -2.3%
12/31/2014                     1.42                   0                   0               1.00%                4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               0.75%              -12.0%
12/31/2017                     1.73                   0                   0               0.75%               15.7%
12/31/2016                     1.50                   0                   0               0.75%                5.5%
12/31/2015                     1.42                   0                   0               0.75%               -2.0%
12/31/2014                     1.45                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.50%              -11.8%
12/31/2017                     1.78                   0                   0               0.50%               16.0%
12/31/2016                     1.53                   0                   0               0.50%                5.8%
12/31/2015                     1.45                   0                   0               0.50%               -1.8%
12/31/2014                     1.48                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.25%              -11.5%
12/31/2017                     1.83                   0                   0               0.25%               16.3%
12/31/2016                     1.57                   0                   0               0.25%                6.0%
12/31/2015                     1.48                   0                   0               0.25%               -1.5%
12/31/2014                     1.51                   0                   0               0.25%                5.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.00%              -11.3%
12/31/2017                     1.88                   0                   0               0.00%               16.6%
12/31/2016                     1.62                   0                   0               0.00%                6.3%
12/31/2015                     1.52                 820               1,246               0.00%               -1.3%
12/31/2014                     1.54                 843               1,298               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.1%
    2015        1.8%
    2014        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      NUVEEN INTERNATIONAL GROWTH FUND R3 CLASS - 670725696 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%              -21.4%
12/31/2017                     1.28                   0                   0               1.25%               35.5%
12/31/2016                     0.94                   0                   0               1.25%               -5.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%              -21.2%
12/31/2017                     1.29                   0                   0               1.00%               35.8%
12/31/2016                     0.95                   0                   0               1.00%               -5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%              -21.0%
12/31/2017                     1.29                   0                   0               0.75%               36.2%
12/31/2016                     0.95                   0                   0               0.75%               -5.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%              -20.8%
12/31/2017                     1.30                   0                   0               0.50%               36.5%
12/31/2016                     0.95                   0                   0               0.50%               -5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%              -20.6%
12/31/2017                     1.30                   0                   0               0.25%               36.9%
12/31/2016                     0.95                   0                   0               0.25%               -4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%              -20.4%
12/31/2017                     1.31                   0                   0               0.00%               37.2%
12/31/2016                     0.95                   0                   0               0.00%               -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            NUVEEN INTERNATIONAL GROWTH FUND A CLASS - 670725738

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $        14,281  $        17,148               388
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $        14,282
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       14,282          14,105  $          1.01
Band 100                                        --              --             1.02
Band 75                                         --              --             1.03
Band 50                                         --              --             1.03
Band 25                                         --              --             1.04
Band 0                                          --              --             1.05
                                    --------------  --------------
 Total                              $       14,282          14,105
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            180
Mortality & expense charges                                                               (200)
                                                                              -----------------
Net investment income (loss)                                                               (20)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    13
Realized gain distributions                                                                498
Net change in unrealized appreciation (depreciation)                                    (4,257)
                                                                              -----------------
Net gain (loss)                                                                         (3,746)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (3,766)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (20)  $            (44)
Net realized gain (loss)                                                13                  3
Realized gain distributions                                            498                 --
Net change in unrealized appreciation (depreciation)                (4,257)             1,390
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (3,766)             1,349
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,275             26,183
Cost of units redeemed                                                 (11)           (12,748)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  3,264             13,435
                                                          -----------------  -----------------
Net increase (decrease)                                               (502)            14,784
Net assets, beginning                                               14,784                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         14,282   $         14,784
                                                          =================  =================

Units sold                                                           2,618             22,353
Units redeemed                                                         (17)           (10,849)
                                                          -----------------  -----------------
Net increase (decrease)                                              2,601             11,504
Units outstanding, beginning                                        11,504                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           14,105             11,504
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         29,458
Cost of units redeemed/account charges                                                 (12,759)
Net investment income (loss)                                                               (64)
Net realized gain (loss)                                                                    16
Realized gain distributions                                                                498
Net change in unrealized appreciation (depreciation)                                    (2,867)
                                                                              -----------------
Net assets                                                                    $         14,282
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                  14  $               14               1.25%              -21.2%
12/31/2017                     1.29                  12                  15               1.25%               35.8%
12/31/2016                     0.95                   0                   0               1.25%               -5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -21.0%
12/31/2017                     1.29                   0                   0               1.00%               36.2%
12/31/2016                     0.95                   0                   0               1.00%               -5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -20.8%
12/31/2017                     1.30                   0                   0               0.75%               36.5%
12/31/2016                     0.95                   0                   0               0.75%               -5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%              -20.6%
12/31/2017                     1.30                   0                   0               0.50%               36.8%
12/31/2016                     0.95                   0                   0               0.50%               -4.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%              -20.4%
12/31/2017                     1.31                   0                   0               0.25%               37.2%
12/31/2016                     0.95                   0                   0               0.25%               -4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%              -20.2%
12/31/2017                     1.31                   0                   0               0.00%               37.5%
12/31/2016                     0.95                   0                   0               0.00%               -4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      NUVEEN INTERNATIONAL GROWTH FUND R6 CLASS - 670713304 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.25%              -20.9%
12/31/2017                     1.37                   0                   0               1.25%               36.3%
12/31/2016                     1.01                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%              -20.7%
12/31/2017                     1.38                   0                   0               1.00%               36.6%
12/31/2016                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%              -20.5%
12/31/2017                     1.38                   0                   0               0.75%               37.0%
12/31/2016                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%              -20.3%
12/31/2017                     1.38                   0                   0               0.50%               37.3%
12/31/2016                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%              -20.1%
12/31/2017                     1.39                   0                   0               0.25%               37.7%
12/31/2016                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%              -19.9%
12/31/2017                     1.39                   0                   0               0.00%               38.0%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           NUVEEN REAL ESTATE SECURITIES FUND R6 CLASS - 670678119

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       530,925   $       566,290           28,636
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,766)
                                     ----------------
Net assets                           $       526,159
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       526,159         555,233  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $       526,159         555,233
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,516
Mortality & expense charges                                                           (3,099)
                                                                            -----------------
Net investment income (loss)                                                           4,417
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,379
Realized gain distributions                                                           10,564
Net change in unrealized appreciation (depreciation)                                 (35,365)
                                                                            -----------------
Net gain (loss)                                                                      (14,422)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (10,005)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,417   $             --
Net realized gain (loss)                                           10,379                 --
Realized gain distributions                                        10,564                 --
Net change in unrealized appreciation (depreciation)              (35,365)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (10,005)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          832,423                 --
Cost of units redeemed                                           (296,247)                --
Account charges                                                       (12)                --
                                                         -----------------  ----------------
Increase (decrease)                                               536,164                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           526,159                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        526,159   $             --
                                                         =================  ================

Units sold                                                        854,646                 --
Units redeemed                                                   (299,413)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           555,233                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         555,233                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        832,423
Cost of units redeemed/account charges                                              (296,259)
Net investment income (loss)                                                           4,417
Net realized gain (loss)                                                              10,379
Realized gain distributions                                                           10,564
Net change in unrealized appreciation (depreciation)                                 (35,365)
                                                                            -----------------
Net assets                                                                  $        526,159
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                 555  $              526               1.25%               -6.6%
12/31/2017                     1.01                   0                   0               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -6.3%
12/31/2017                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -6.1%
12/31/2017                     1.02                   0                   0               0.75%                1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -5.9%
12/31/2017                     1.02                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -5.6%
12/31/2017                     1.02                   0                   0               0.25%                2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -5.4%
12/31/2017                     1.02                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              NUVEEN SMALL CAP VALUE FUND R6 CLASS - 670693837

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       376,999  $        489,797           18,571
                                                      ================  ===============
Receivables: investments sold                 24,516
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       401,515
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       401,515         468,157  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.87
Band 25                                         --              --            0.87
Band 0                                          --              --            0.87
                                   ---------------  --------------
 Total                             $       401,515         468,157
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,723
Mortality & expense charges                                                             (3,500)
                                                                              -----------------
Net investment income (loss)                                                               223
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,419)
Realized gain distributions                                                             11,510
Net change in unrealized appreciation (depreciation)                                  (112,798)
                                                                              -----------------
Net gain (loss)                                                                       (103,707)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (103,484)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            223   $             --
Net realized gain (loss)                                           (2,419)                --
Realized gain distributions                                        11,510                 --
Net change in unrealized appreciation (depreciation)             (112,798)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (103,484)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          605,644                 --
Cost of units redeemed                                           (100,598)                --
Account charges                                                       (47)                --
                                                         -----------------  ----------------
Increase (decrease)                                               504,999                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           401,515                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        401,515   $             --
                                                         =================  ================

Units sold                                                        560,862                 --
Units redeemed                                                    (92,705)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           468,157                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         468,157                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        605,644
Cost of units redeemed/account charges                                                (100,645)
Net investment income (loss)                                                               223
Net realized gain (loss)                                                                (2,419)
Realized gain distributions                                                             11,510
Net change in unrealized appreciation (depreciation)                                  (112,798)
                                                                              -----------------
Net assets                                                                    $        401,515
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                 468  $              402               1.25%              -21.5%
12/31/2017                     1.09                   0                   0               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               1.00%              -21.3%
12/31/2017                     1.09                   0                   0               1.00%                9.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.75%              -21.1%
12/31/2017                     1.09                   0                   0               0.75%                9.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.50%              -20.9%
12/31/2017                     1.10                   0                   0               0.50%                9.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.25%              -20.7%
12/31/2017                     1.10                   0                   0               0.25%                9.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -20.5%
12/31/2017                     1.10                   0                   0               0.00%                9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  NUVEEN MID CAP GROWTH OPPORTUNITIES FUND R6 CLASS - 670690114 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.88
Band 100                                        --              --            0.88
Band 75                                         --              --            0.88
Band 50                                         --              --            0.88
Band 25                                         --              --            0.88
Band 0                                          --              --            0.88
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -12.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         NUVEEN MID CAP VALUE FUND R6 CLASS - 670693555 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.81
Band 100                                        --              --            0.81
Band 75                                         --              --            0.81
Band 50                                         --              --            0.81
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       OAKMARK EQUITY AND INCOME FUND I CLASS - 413838400 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.52
Band 100                                        --              --            1.56
Band 75                                         --              --            1.60
Band 50                                         --              --            1.65
Band 25                                         --              --            1.69
Band 0                                          --              --            1.74
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               1.25%               -9.5%
12/31/2017                     1.68                   0                   0               1.25%               13.0%
12/31/2016                     1.48                   0                   0               1.25%                9.6%
12/31/2015                     1.35                   0                   0               1.25%               -5.8%
12/31/2014                     1.44                   0                   0               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               1.00%               -9.2%
12/31/2017                     1.72                   0                   0               1.00%               13.3%
12/31/2016                     1.52                   0                   0               1.00%                9.9%
12/31/2015                     1.38                   0                   0               1.00%               -5.5%
12/31/2014                     1.46                   0                   0               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.75%               -9.0%
12/31/2017                     1.76                   0                   0               0.75%               13.6%
12/31/2016                     1.55                   0                   0               0.75%               10.1%
12/31/2015                     1.41                   0                   0               0.75%               -5.3%
12/31/2014                     1.49                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.50%               -8.8%
12/31/2017                     1.80                   0                   0               0.50%               13.9%
12/31/2016                     1.58                   0                   0               0.50%               10.4%
12/31/2015                     1.44                   0                   0               0.50%               -5.1%
12/31/2014                     1.51                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.25%               -8.6%
12/31/2017                     1.85                   0                   0               0.25%               14.2%
12/31/2016                     1.62                   0                   0               0.25%               10.7%
12/31/2015                     1.46                   0                   0               0.25%               -4.8%
12/31/2014                     1.54                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.00%               -8.3%
12/31/2017                     1.89                   0                   0               0.00%               14.5%
12/31/2016                     1.65                   0                   0               0.00%               11.0%
12/31/2015                     1.49                   0                   0               0.00%               -4.6%
12/31/2014                     1.56                   0                   0               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER DEVELOPING MARKETS FUND A CLASS - 683974109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,877,326  $      8,435,724          232,573
                                                      ================  ===============
Receivables: investments sold                 27,065
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,904,391
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,346,567       6,458,786  $          1.29
Band 100                                    449,932         340,387             1.32
Band 75                                          --              --             1.35
Band 50                                       5,205           3,764             1.38
Band 25                                          --              --             1.41
Band 0                                      102,687          70,975             1.45
                                    ---------------  --------------
 Total                              $     8,904,391       6,873,912
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        25,162
Mortality & expense charges                                                        (134,137)
                                                                            ----------------
Net investment income (loss)                                                       (108,975)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            717,178
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (2,003,062)
                                                                            ----------------
Net gain (loss)                                                                  (1,285,884)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,394,859)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (108,975)  $       (101,298)
Net realized gain (loss)                                          717,178            533,071
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (2,003,062)         2,775,099
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,394,859)         3,206,872
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,563,148          4,069,891
Cost of units redeemed                                         (4,533,595)        (5,018,145)
Account charges                                                    (8,692)           (10,388)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,979,139)          (958,642)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,373,998)         2,248,230
Net assets, beginning                                          12,278,389         10,030,159
                                                         -----------------  -----------------
Net assets, ending                                       $      8,904,391   $     12,278,389
                                                         =================  =================

Units sold                                                      1,747,916          3,051,504
Units redeemed                                                 (3,104,748)        (3,727,860)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,356,832)          (676,356)
Units outstanding, beginning                                    8,230,744          8,907,100
                                                         -----------------  -----------------
Units outstanding, ending                                       6,873,912          8,230,744
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     40,256,572
Cost of units redeemed/account charges                                           (32,879,154)
Net investment income (loss)                                                        (502,535)
Net realized gain (loss)                                                           1,416,165
Realized gain distributions                                                          171,741
Net change in unrealized appreciation (depreciation)                                 441,602
                                                                            -----------------
Net assets                                                                  $      8,904,391
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29               6,459  $            8,347               1.25%              -13.2%
12/31/2017                     1.49               7,850              11,692               1.25%               33.1%
12/31/2016                     1.12               7,971               8,919               1.25%                5.6%
12/31/2015                     1.06               9,514              10,085               1.25%              -15.1%
12/31/2014                     1.25               6,425               8,024               1.25%               -6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                 340  $              450               1.00%              -13.0%
12/31/2017                     1.52                 320                 487               1.00%               33.4%
12/31/2016                     1.14                 399                 454               1.00%                5.8%
12/31/2015                     1.08                 404                 434               1.00%              -14.9%
12/31/2014                     1.26                   0                   0               1.00%               -5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%              -12.8%
12/31/2017                     1.55                   0                   0               0.75%               33.8%
12/31/2016                     1.16                   0                   0               0.75%                6.1%
12/31/2015                     1.09                   0                   0               0.75%              -14.7%
12/31/2014                     1.28                   0                   0               0.75%               -5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   4  $                5               0.50%              -12.6%
12/31/2017                     1.58                   4                   7               0.50%               34.1%
12/31/2016                     1.18                   6                   7               0.50%                6.4%
12/31/2015                     1.11                   7                   7               0.50%              -14.5%
12/31/2014                     1.30                   0                   0               0.50%               -5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%              -12.4%
12/31/2017                     1.61                   0                   0               0.25%               34.4%
12/31/2016                     1.20                   0                   0               0.25%                6.6%
12/31/2015                     1.13                   0                   0               0.25%              -14.3%
12/31/2014                     1.31                   0                   0               0.25%               -5.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                  71  $              103               0.00%              -12.1%
12/31/2017                     1.65                  56                  93               0.00%               34.8%
12/31/2016                     1.22                 531                 649               0.00%                6.9%
12/31/2015                     1.14                 653                 746               0.00%              -14.1%
12/31/2014                     1.33                 120                 160               0.00%               -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.3%
    2016        0.2%
    2015        0.5%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER DEVELOPING MARKETS FUND Y CLASS - 683974505

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,359,661  $     6,275,952          169,184
                                                       ===============  ===============
Receivables: investments sold                   9,035
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,368,696
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,368,696       5,745,095  $          1.11
Band 100                                         --              --             1.13
Band 75                                          --              --             1.15
Band 50                                          --              --             1.17
Band 25                                          --              --             1.19
Band 0                                           --              --             1.21
                                    ---------------  --------------
 Total                              $     6,368,696       5,745,095
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        39,241
Mortality & expense charges                                                        (126,305)
                                                                            ----------------
Net investment income (loss)                                                        (87,064)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            663,049
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,896,933)
                                                                            ----------------
Net gain (loss)                                                                  (1,233,884)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,320,948)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (87,064)  $        (77,906)
Net realized gain (loss)                                          663,049            734,629
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,896,933)         3,342,625
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,320,948)         3,999,348
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,185,138          3,427,256
Cost of units redeemed                                         (5,654,887)       (12,774,825)
Account charges                                                    (4,078)           (12,273)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,473,827)        (9,359,842)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,794,775)        (5,360,494)
Net assets, beginning                                          11,163,471         16,523,965
                                                         -----------------  -----------------
Net assets, ending                                       $      6,368,696   $     11,163,471
                                                         =================  =================

Units sold                                                      1,907,874          3,086,844
Units redeemed                                                 (4,919,287)       (11,277,079)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,011,413)        (8,190,235)
Units outstanding, beginning                                    8,756,508         16,946,743
                                                         -----------------  -----------------
Units outstanding, ending                                       5,745,095          8,756,508
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     38,673,947
Cost of units redeemed/account charges                                           (33,624,780)
Net investment income (loss)                                                        (244,384)
Net realized gain (loss)                                                           1,175,586
Realized gain distributions                                                          304,618
Net change in unrealized appreciation (depreciation)                                  83,709
                                                                            -----------------
Net assets                                                                  $      6,368,696
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               5,745  $            6,369               1.25%              -13.0%
12/31/2017                     1.27               8,757              11,163               1.25%               33.4%
12/31/2016                     0.96              11,385              10,877               1.25%                5.8%
12/31/2015                     0.90               9,593               8,660               1.25%              -14.9%
12/31/2014                     1.06               9,357               9,928               1.25%               -5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%              -12.8%
12/31/2017                     1.29                   0                   0               1.00%               33.8%
12/31/2016                     0.97                   0                   0               1.00%                6.1%
12/31/2015                     0.91                   0                   0               1.00%              -14.7%
12/31/2014                     1.07                   0                   0               1.00%               -5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%              -12.6%
12/31/2017                     1.31                   0                   0               0.75%               34.1%
12/31/2016                     0.98                   0                   0               0.75%                6.4%
12/31/2015                     0.92                   0                   0               0.75%              -14.5%
12/31/2014                     1.08                   0                   0               0.75%               -5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%              -12.4%
12/31/2017                     1.33                   0                   0               0.50%               34.4%
12/31/2016                     0.99                   0                   0               0.50%                6.6%
12/31/2015                     0.93                   0                   0               0.50%              -14.3%
12/31/2014                     1.08                   0                   0               0.50%               -5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%              -12.2%
12/31/2017                     1.35                   0                   0               0.25%               34.8%
12/31/2016                     1.00                   0                   0               0.25%                6.9%
12/31/2015                     0.94                   0                   0               0.25%              -14.1%
12/31/2014                     1.09                   0                   0               0.25%               -4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.00%              -11.9%
12/31/2017                     1.37                   0                   0               0.00%               35.1%
12/31/2016                     1.02               5,562               5,647               0.00%                7.2%
12/31/2015                     0.95               5,372               5,089               0.00%              -13.8%
12/31/2014                     1.10               4,648               5,111               0.00%               -4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.5%
    2016        0.6%
    2015        0.7%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 OPPENHEIMER GLOBAL FUND A CLASS - 683924104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,968,918  $     2,178,351           26,639
                                                       ===============  ===============
Receivables: investments sold                   8,018
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,976,936
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       318,596         198,623  $          1.60
Band 100                                    138,715          85,164             1.63
Band 75                                          --              --             1.65
Band 50                                   1,519,625         904,831             1.68
Band 25                                          --              --             1.71
Band 0                                           --              --             1.73
                                    ---------------  --------------
 Total                              $     1,976,936       1,188,618
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          9,791
Mortality & expense charges                                                          (17,438)
                                                                            -----------------
Net investment income (loss)                                                          (7,647)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              78,652
Realized gain distributions                                                          221,515
Net change in unrealized appreciation (depreciation)                                (630,438)
                                                                            -----------------
Net gain (loss)                                                                     (330,271)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (337,918)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,647)  $         (2,405)
Net realized gain (loss)                                           78,652             31,006
Realized gain distributions                                       221,515            138,935
Net change in unrealized appreciation (depreciation)             (630,438)           564,245
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (337,918)           731,781
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          158,343            238,660
Cost of units redeemed                                           (590,276)          (344,191)
Account charges                                                      (762)              (715)
                                                         -----------------  -----------------
Increase (decrease)                                              (432,695)          (106,246)
                                                         -----------------  -----------------
Net increase (decrease)                                          (770,613)           625,535
Net assets, beginning                                           2,747,549          2,122,014
                                                         -----------------  -----------------
Net assets, ending                                       $      1,976,936   $      2,747,549
                                                         =================  =================

Units sold                                                         84,818            159,604
Units redeemed                                                   (317,438)          (222,380)
                                                         -----------------  -----------------
Net increase (decrease)                                          (232,620)           (62,776)
Units outstanding, beginning                                    1,421,238          1,484,014
                                                         -----------------  -----------------
Units outstanding, ending                                       1,188,618          1,421,238
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,554,951
Cost of units redeemed/account charges                                           (3,305,232)
Net investment income (loss)                                                         15,593
Net realized gain (loss)                                                            323,495
Realized gain distributions                                                         597,562
Net change in unrealized appreciation (depreciation)                               (209,433)
                                                                            ----------------
Net assets                                                                  $     1,976,936
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                 199  $              319               1.25%              -14.6%
12/31/2017                     1.88                 287                 539               1.25%               34.6%
12/31/2016                     1.40                 257                 359               1.25%               -1.1%
12/31/2015                     1.41                 315                 444               1.25%                2.6%
12/31/2014                     1.38                 140                 192               1.25%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                  85  $              139               1.00%              -14.4%
12/31/2017                     1.90                 132                 252               1.00%               34.9%
12/31/2016                     1.41                 145                 204               1.00%               -0.8%
12/31/2015                     1.42                 188                 268               1.00%                2.9%
12/31/2014                     1.38                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%              -14.2%
12/31/2017                     1.93                   0                   0               0.75%               35.2%
12/31/2016                     1.43                   0                   0               0.75%               -0.6%
12/31/2015                     1.43                   0                   0               0.75%                3.1%
12/31/2014                     1.39                   0                   0               0.75%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                 905  $            1,520               0.50%              -14.0%
12/31/2017                     1.95               1,002               1,957               0.50%               35.6%
12/31/2016                     1.44               1,082               1,559               0.50%               -0.3%
12/31/2015                     1.45               1,124               1,625               0.50%                3.4%
12/31/2014                     1.40                 849               1,187               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.25%              -13.8%
12/31/2017                     1.98                   0                   0               0.25%               35.9%
12/31/2016                     1.46                   0                   0               0.25%               -0.1%
12/31/2015                     1.46                   0                   0               0.25%                3.6%
12/31/2014                     1.41                   0                   0               0.25%                1.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.00%              -13.6%
12/31/2017                     2.00                   0                   0               0.00%               36.2%
12/31/2016                     1.47                   0                   0               0.00%                0.2%
12/31/2015                     1.47                   8                  12               0.00%                3.9%
12/31/2014                     1.41                 667                 942               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.6%
    2016        0.7%
    2015        0.7%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 OPPENHEIMER GLOBAL FUND Y CLASS - 683924401

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,168,820  $      1,298,629           15,811
                                                      ================  ===============
Receivables: investments sold                 23,469
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,192,289
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,192,289         732,441  $          1.63
Band 100                                        --              --             1.65
Band 75                                         --              --             1.68
Band 50                                         --              --             1.70
Band 25                                         --              --             1.73
Band 0                                          --              --             1.76
                                    --------------  --------------
 Total                              $    1,192,289         732,441
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         9,204
Mortality & expense charges                                                         (20,103)
                                                                            ----------------
Net investment income (loss)                                                        (10,899)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            141,650
Realized gain distributions                                                         127,672
Net change in unrealized appreciation (depreciation)                               (451,095)
                                                                            ----------------
Net gain (loss)                                                                    (181,773)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (192,672)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,899)  $         (5,002)
Net realized gain (loss)                                          141,650             46,750
Realized gain distributions                                       127,672             79,573
Net change in unrealized appreciation (depreciation)             (451,095)           272,815
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (192,672)           394,136
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          417,770            340,164
Cost of units redeemed                                           (619,351)          (242,676)
Account charges                                                    (1,270)            (1,371)
                                                         -----------------  -----------------
Increase (decrease)                                              (202,851)            96,117
                                                         -----------------  -----------------
Net increase (decrease)                                          (395,523)           490,253
Net assets, beginning                                           1,587,812          1,097,559
                                                         -----------------  -----------------
Net assets, ending                                       $      1,192,289   $      1,587,812
                                                         =================  =================

Units sold                                                        219,414            202,766
Units redeemed                                                   (321,552)          (146,286)
                                                         -----------------  -----------------
Net increase (decrease)                                          (102,138)            56,480
Units outstanding, beginning                                      834,579            778,099
                                                         -----------------  -----------------
Units outstanding, ending                                         732,441            834,579
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,885,338
Cost of units redeemed/account charges                                           (1,975,976)
Net investment income (loss)                                                        (18,544)
Net realized gain (loss)                                                            157,698
Realized gain distributions                                                         273,582
Net change in unrealized appreciation (depreciation)                               (129,809)
                                                                            ----------------
Net assets                                                                  $     1,192,289
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                 732  $            1,192               1.25%              -14.4%
12/31/2017                     1.90                 835               1,588               1.25%               34.9%
12/31/2016                     1.41                 778               1,098               1.25%               -0.8%
12/31/2015                     1.42                 542                 772               1.25%                2.8%
12/31/2014                     1.38                 434                 600               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               1.00%              -14.2%
12/31/2017                     1.93                   0                   0               1.00%               35.2%
12/31/2016                     1.43                   0                   0               1.00%               -0.6%
12/31/2015                     1.43                   0                   0               1.00%                3.1%
12/31/2014                     1.39                   0                   0               1.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.75%              -14.0%
12/31/2017                     1.95                   0                   0               0.75%               35.6%
12/31/2016                     1.44                   0                   0               0.75%               -0.4%
12/31/2015                     1.45                   0                   0               0.75%                3.4%
12/31/2014                     1.40                   0                   0               0.75%                1.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.50%              -13.8%
12/31/2017                     1.98                   0                   0               0.50%               35.9%
12/31/2016                     1.45                   0                   0               0.50%               -0.1%
12/31/2015                     1.46                   0                   0               0.50%                3.6%
12/31/2014                     1.41                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.25%              -13.6%
12/31/2017                     2.00                   0                   0               0.25%               36.2%
12/31/2016                     1.47                   0                   0               0.25%                0.1%
12/31/2015                     1.47                   0                   0               0.25%                3.9%
12/31/2014                     1.41                   0                   0               0.25%                2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.00%              -13.4%
12/31/2017                     2.03                   0                   0               0.00%               36.6%
12/31/2016                     1.49                   0                   0               0.00%                0.4%
12/31/2015                     1.48                   0                   0               0.00%                4.1%
12/31/2014                     1.42                   0                   0               0.00%                2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.9%
    2016        1.1%
    2015        1.0%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL OPPORTUNITIES A CLASS - 683943104

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        979,367  $     1,056,680           19,225
                                                       ===============  ===============
Receivables: investments sold                   3,605
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        982,972
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       982,972         491,095  $         2.00
Band 100                                        --              --            2.04
Band 75                                         --              --            2.09
Band 50                                         --              --            2.13
Band 25                                         --              --            2.17
Band 0                                          --              --            2.22
                                   ---------------  --------------
 Total                             $       982,972         491,095
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (19,741)
                                                                            ----------------
Net investment income (loss)                                                        (19,741)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            223,596
Realized gain distributions                                                          96,531
Net change in unrealized appreciation (depreciation)                               (554,237)
                                                                            ----------------
Net gain (loss)                                                                    (234,110)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (253,851)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,741)  $        (14,347)
Net realized gain (loss)                                          223,596             54,374
Realized gain distributions                                        96,531             33,664
Net change in unrealized appreciation (depreciation)             (554,237)           395,336
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (253,851)           469,027
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          423,946            327,131
Cost of units redeemed                                           (692,282)          (253,372)
Account charges                                                    (1,078)              (943)
                                                         -----------------  -----------------
Increase (decrease)                                              (269,414)            72,816
                                                         -----------------  -----------------
Net increase (decrease)                                          (523,265)           541,843
Net assets, beginning                                           1,506,237            964,394
                                                         -----------------  -----------------
Net assets, ending                                       $        982,972   $      1,506,237
                                                         =================  =================

Units sold                                                        163,778            155,730
Units redeemed                                                   (281,351)          (134,101)
                                                         -----------------  -----------------
Net increase (decrease)                                          (117,573)            21,629
Units outstanding, beginning                                      608,668            587,039
                                                         -----------------  -----------------
Units outstanding, ending                                         491,095            608,668
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,588,396
Cost of units redeemed/account charges                                           (3,289,662)
Net investment income (loss)                                                        (65,337)
Net realized gain (loss)                                                            623,817
Realized gain distributions                                                         203,071
Net change in unrealized appreciation (depreciation)                                (77,313)
                                                                            ----------------
Net assets                                                                  $       982,972
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                 491  $              983               1.25%              -19.1%
12/31/2017                     2.47                 609               1,506               1.25%               50.6%
12/31/2016                     1.64                 587                 964               1.25%                9.3%
12/31/2015                     1.50                 659                 990               1.25%               12.5%
12/31/2014                     1.34                 332                 444               1.25%               -4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               1.00%              -18.9%
12/31/2017                     2.52                   0                   0               1.00%               51.0%
12/31/2016                     1.67                   0                   0               1.00%                9.6%
12/31/2015                     1.52                   0                   0               1.00%               12.8%
12/31/2014                     1.35                   0                   0               1.00%               -4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.75%              -18.7%
12/31/2017                     2.56                   0                   0               0.75%               51.4%
12/31/2016                     1.69                   0                   0               0.75%                9.9%
12/31/2015                     1.54                   0                   0               0.75%               13.1%
12/31/2014                     1.36                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               0.50%              -18.5%
12/31/2017                     2.61                   0                   0               0.50%               51.8%
12/31/2016                     1.72                   0                   0               0.50%               10.1%
12/31/2015                     1.56                   0                   0               0.50%               13.4%
12/31/2014                     1.38                   0                   0               0.50%               -3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.25%              -18.3%
12/31/2017                     2.66                   0                   0               0.25%               52.1%
12/31/2016                     1.75                   0                   0               0.25%               10.4%
12/31/2015                     1.58                   0                   0               0.25%               13.6%
12/31/2014                     1.39                   0                   0               0.25%               -3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.00%              -18.1%
12/31/2017                     2.71                   0                   0               0.00%               52.5%
12/31/2016                     1.77                   0                   0               0.00%               10.7%
12/31/2015                     1.60                   0                   0               0.00%               13.9%
12/31/2014                     1.41                   0                   0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.3%
    2015        0.1%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL OPPORTUNITIES Y CLASS - 683943401

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       433,330  $        597,050            8,378
                                                      ================  ===============
Receivables: investments sold                 17,941
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       451,271
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       451,271         204,331  $         2.21
Band 100                                        --              --            2.24
Band 75                                         --              --            2.28
Band 50                                         --              --            2.31
Band 25                                         --              --            2.35
Band 0                                          --              --            2.38
                                   ---------------  --------------
 Total                             $       451,271         204,331
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                           (7,437)
                                                                            -----------------
Net investment income (loss)                                                          (7,437)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              93,709
Realized gain distributions                                                           40,708
Net change in unrealized appreciation (depreciation)                                (251,983)
                                                                            -----------------
Net gain (loss)                                                                     (117,566)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (125,003)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,437)  $         (3,853)
Net realized gain (loss)                                           93,709             40,200
Realized gain distributions                                        40,708              8,958
Net change in unrealized appreciation (depreciation)             (251,983)            80,383
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (125,003)           125,688
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          663,434            253,178
Cost of units redeemed                                           (479,456)          (182,116)
Account charges                                                    (1,862)              (204)
                                                         -----------------  -----------------
Increase (decrease)                                               182,116             70,858
                                                         -----------------  -----------------
Net increase (decrease)                                            57,113            196,546
Net assets, beginning                                             394,158            197,612
                                                         -----------------  -----------------
Net assets, ending                                       $        451,271   $        394,158
                                                         =================  =================

Units sold                                                        240,626            116,409
Units redeemed                                                   (180,966)           (81,290)
                                                         -----------------  -----------------
Net increase (decrease)                                            59,660             35,119
Units outstanding, beginning                                      144,671            109,552
                                                         -----------------  -----------------
Units outstanding, ending                                         204,331            144,671
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,330,669
Cost of units redeemed/account charges                                             (918,849)
Net investment income (loss)                                                        (13,969)
Net realized gain (loss)                                                            152,664
Realized gain distributions                                                          64,476
Net change in unrealized appreciation (depreciation)                               (163,720)
                                                                            ----------------
Net assets                                                                  $       451,271
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                 204  $              451               1.25%              -18.9%
12/31/2017                     2.72                 145                 394               1.25%               51.0%
12/31/2016                     1.80                 110                 198               1.25%                9.6%
12/31/2015                     1.65                 108                 178               1.25%               12.8%
12/31/2014                     1.46                  12                  17               1.25%               -4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               1.00%              -18.7%
12/31/2017                     2.76                   0                   0               1.00%               51.4%
12/31/2016                     1.82                   0                   0               1.00%                9.9%
12/31/2015                     1.66                   0                   0               1.00%               13.1%
12/31/2014                     1.47                   0                   0               1.00%               -4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.75%              -18.5%
12/31/2017                     2.80                   0                   0               0.75%               51.8%
12/31/2016                     1.84                   0                   0               0.75%               10.1%
12/31/2015                     1.67                   0                   0               0.75%               13.4%
12/31/2014                     1.47                   0                   0               0.75%               -4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                   0  $                0               0.50%              -18.3%
12/31/2017                     2.83                   0                   0               0.50%               52.2%
12/31/2016                     1.86                   0                   0               0.50%               10.4%
12/31/2015                     1.69                   0                   0               0.50%               13.7%
12/31/2014                     1.48                   0                   0               0.50%               -3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.25%              -18.1%
12/31/2017                     2.87                   0                   0               0.25%               52.6%
12/31/2016                     1.88                   0                   0               0.25%               10.7%
12/31/2015                     1.70                   0                   0               0.25%               13.9%
12/31/2014                     1.49                   0                   0               0.25%               -3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.00%              -17.9%
12/31/2017                     2.90                   0                   0               0.00%               52.9%
12/31/2016                     1.90                   0                   0               0.00%               11.0%
12/31/2015                     1.71                   0                   0               0.00%               14.2%
12/31/2014                     1.50                   0                   0               0.00%               -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.6%
    2015        0.6%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         OPPENHEIMER GLOBAL STRATEGIC INCOME FUND - A CLASS - 68380K102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       446,700   $       489,523          124,164
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,256)
                                     ----------------
Net assets                           $       444,444
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       444,444         339,256  $         1.31
Band 100                                        --              --            1.35
Band 75                                         --              --            1.39
Band 50                                         --              --            1.43
Band 25                                         --              --            1.47
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $       444,444         339,256
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         37,717
Mortality & expense charges                                                            (9,635)
                                                                             -----------------
Net investment income (loss)                                                           28,082
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (32,186)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (41,037)
                                                                             -----------------
Net gain (loss)                                                                       (73,223)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (45,141)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         28,082   $         31,014
Net realized gain (loss)                                          (32,186)            18,716
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (41,037)            (1,123)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (45,141)            48,607
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           67,222          1,109,614
Cost of units redeemed                                           (545,622)        (1,254,776)
Account charges                                                      (343)              (447)
                                                         -----------------  -----------------
Increase (decrease)                                              (478,743)          (145,609)
                                                         -----------------  -----------------
Net increase (decrease)                                          (523,884)           (97,002)
Net assets, beginning                                             968,328          1,065,330
                                                         -----------------  -----------------
Net assets, ending                                       $        444,444   $        968,328
                                                         =================  =================

Units sold                                                         49,609            810,883
Units redeemed                                                   (405,968)          (910,173)
                                                         -----------------  -----------------
Net increase (decrease)                                          (356,359)           (99,290)
Units outstanding, beginning                                      695,615            794,905
                                                         -----------------  -----------------
Units outstanding, ending                                         339,256            695,615
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      7,153,426
Cost of units redeemed/account charges                                             (6,935,702)
Net investment income (loss)                                                          303,288
Net realized gain (loss)                                                              (33,745)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (42,823)
                                                                             -----------------
Net assets                                                                   $        444,444
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                 339  $              444               1.25%               -5.9%
12/31/2017                     1.39                 696                 968               1.25%                4.9%
12/31/2016                     1.33                 733                 972               1.25%                5.1%
12/31/2015                     1.26                 719                 908               1.25%               -3.6%
12/31/2014                     1.31                 419                 549               1.25%                1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.00%               -5.7%
12/31/2017                     1.43                   0                   0               1.00%                5.2%
12/31/2016                     1.36                   0                   0               1.00%                5.3%
12/31/2015                     1.29                   0                   0               1.00%               -3.3%
12/31/2014                     1.33                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.75%               -5.4%
12/31/2017                     1.47                   0                   0               0.75%                5.4%
12/31/2016                     1.39                   0                   0               0.75%                5.6%
12/31/2015                     1.32                   0                   0               0.75%               -3.1%
12/31/2014                     1.36                   0                   0               0.75%                1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.50%               -5.2%
12/31/2017                     1.51                   0                   0               0.50%                5.7%
12/31/2016                     1.43                   0                   0               0.50%                5.8%
12/31/2015                     1.35                   0                   0               0.50%               -2.8%
12/31/2014                     1.39                   0                   0               0.50%                2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.25%               -4.9%
12/31/2017                     1.55                   0                   0               0.25%                6.0%
12/31/2016                     1.46                   0                   0               0.25%                6.1%
12/31/2015                     1.38                   0                   0               0.25%               -2.6%
12/31/2014                     1.41                   0                   0               0.25%                2.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.00%               -4.7%
12/31/2017                     1.59                   0                   0               0.00%                6.2%
12/31/2016                     1.50                  62                  93               0.00%                6.4%
12/31/2015                     1.41                  61                  86               0.00%               -2.4%
12/31/2014                     1.44                   0                   0               0.00%                2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.3%
    2017        4.3%
    2016        4.0%
    2015        3.2%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         OPPENHEIMER GLOBAL STRATEGIC INCOME FUND - Y CLASS - 68380K508

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      333,375   $       364,060           92,649
                                                      ===============   ==============
Receivables: investments sold                   189
Payables: investments purchased                  --
                                     ---------------
Net assets                           $      333,564
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       333,564         323,144  $         1.03
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.08
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       333,564         323,144
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         16,957
Mortality & expense charges                                                             (4,063)
                                                                              -----------------
Net investment income (loss)                                                            12,894
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,187)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (30,680)
                                                                              -----------------
Net gain (loss)                                                                        (31,867)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (18,973)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         12,894   $         10,744
Net realized gain (loss)                                            (1,187)              (819)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (30,680)             6,709
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (18,973)            16,634
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            89,393             93,883
Cost of units redeemed                                             (56,935)          (129,275)
Account charges                                                        (10)                (3)
                                                          -----------------  -----------------
Increase (decrease)                                                 32,448            (35,395)
                                                          -----------------  -----------------
Net increase (decrease)                                             13,475            (18,761)
Net assets, beginning                                              320,089            338,850
                                                          -----------------  -----------------
Net assets, ending                                        $        333,564   $        320,089
                                                          =================  =================

Units sold                                                          83,305             88,751
Units redeemed                                                     (52,679)          (121,873)
                                                          -----------------  -----------------
Net increase (decrease)                                             30,626            (33,122)
Units outstanding, beginning                                       292,518            325,640
                                                          -----------------  -----------------
Units outstanding, ending                                          323,144            292,518
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        620,638
Cost of units redeemed/account charges                                                (287,399)
Net investment income (loss)                                                            38,543
Net realized gain (loss)                                                                (7,533)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (30,685)
                                                                              -----------------
Net assets                                                                    $        333,564
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 323  $              334               1.25%               -5.7%
12/31/2017                     1.09                 293                 320               1.25%                5.2%
12/31/2016                     1.04                 326                 339               1.25%                5.3%
12/31/2015                     0.99                 253                 250               1.25%               -3.3%
12/31/2014                     1.02                  72                  74               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -5.4%
12/31/2017                     1.11                   0                   0               1.00%                5.4%
12/31/2016                     1.05                   0                   0               1.00%                5.6%
12/31/2015                     1.00                   0                   0               1.00%               -3.1%
12/31/2014                     1.03                   0                   0               1.00%                1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -5.2%
12/31/2017                     1.12                   0                   0               0.75%                5.7%
12/31/2016                     1.06                   0                   0               0.75%                5.8%
12/31/2015                     1.00                   0                   0               0.75%               -2.8%
12/31/2014                     1.03                   0                   0               0.75%                2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -5.0%
12/31/2017                     1.14                   0                   0               0.50%                5.9%
12/31/2016                     1.07                   0                   0               0.50%                6.1%
12/31/2015                     1.01                   0                   0               0.50%               -2.6%
12/31/2014                     1.04                   0                   0               0.50%                2.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -4.7%
12/31/2017                     1.15                   0                   0               0.25%                6.2%
12/31/2016                     1.08                   0                   0               0.25%                6.4%
12/31/2015                     1.02                   0                   0               0.25%               -2.4%
12/31/2014                     1.04                   0                   0               0.25%                2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -4.5%
12/31/2017                     1.17                   0                   0               0.00%                6.5%
12/31/2016                     1.10                   0                   0               0.00%                6.6%
12/31/2015                     1.03                   0                   0               0.00%               -2.1%
12/31/2014                     1.05                   0                   0               0.00%                2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        4.5%
    2016        4.0%
    2015        4.5%
    2014        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        OPPENHEIMER GOLD & SPECIAL MINERALS FUND A CLASS - 683910103

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        488,888  $       544,846           34,116
                                                       ===============  ===============
Receivables: investments sold                      78
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        488,966
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       347,350         693,734  $         0.50
Band 100                                   141,616         276,500            0.51
Band 75                                         --              --            0.52
Band 50                                         --              --            0.54
Band 25                                         --              --            0.55
Band 0                                          --              --            0.56
                                   ---------------  --------------
 Total                             $       488,966         970,234
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (6,315)
                                                                             -----------------
Net investment income (loss)                                                           (6,315)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (22,703)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (63,676)
                                                                             -----------------
Net gain (loss)                                                                       (86,379)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (92,694)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,315)  $         10,093
Net realized gain (loss)                                          (22,703)            23,443
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (63,676)            60,195
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (92,694)            93,731
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          122,937            543,851
Cost of units redeemed                                           (244,404)          (596,739)
Account charges                                                      (173)            (1,046)
                                                         -----------------  -----------------
Increase (decrease)                                              (121,640)           (53,934)
                                                         -----------------  -----------------
Net increase (decrease)                                          (214,334)            39,797
Net assets, beginning                                             703,300            663,503
                                                         -----------------  -----------------
Net assets, ending                                       $        488,966   $        703,300
                                                         =================  =================

Units sold                                                        239,186            930,823
Units redeemed                                                   (464,754)        (1,047,093)
                                                         -----------------  -----------------
Net increase (decrease)                                          (225,568)          (116,270)
Units outstanding, beginning                                    1,195,802          1,312,072
                                                         -----------------  -----------------
Units outstanding, ending                                         970,234          1,195,802
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,872,762
Cost of units redeemed/account charges                                            (2,199,272)
Net investment income (loss)                                                          35,939
Net realized gain (loss)                                                            (176,476)
Realized gain distributions                                                           11,971
Net change in unrealized appreciation (depreciation)                                 (55,958)
                                                                            -----------------
Net assets                                                                  $        488,966
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.50                 694  $              347               1.25%              -14.2%
12/31/2017                     0.58                 760                 444               1.25%               15.7%
12/31/2016                     0.50               1,125                 567               1.25%               46.9%
12/31/2015                     0.34                 945                 324               1.25%              -24.1%
12/31/2014                     0.45                 572                 259               1.25%              -16.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.51                 277  $              142               1.00%              -14.0%
12/31/2017                     0.60                 435                 259               1.00%               16.0%
12/31/2016                     0.51                 187                  96               1.00%               47.3%
12/31/2015                     0.35                 174                  61               1.00%              -23.9%
12/31/2014                     0.46                   0                   0               1.00%              -16.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.52                   0  $                0               0.75%              -13.8%
12/31/2017                     0.61                   0                   0               0.75%               16.3%
12/31/2016                     0.52                   0                   0               0.75%               47.6%
12/31/2015                     0.35                   0                   0               0.75%              -23.7%
12/31/2014                     0.46                   0                   0               0.75%              -16.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.54                   0  $                0               0.50%              -13.6%
12/31/2017                     0.62                   0                   0               0.50%               16.6%
12/31/2016                     0.53                   0                   0               0.50%               48.0%
12/31/2015                     0.36                   0                   0               0.50%              -23.5%
12/31/2014                     0.47                   0                   0               0.50%              -15.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.55                   0  $                0               0.25%              -13.4%
12/31/2017                     0.63                   0                   0               0.25%               16.9%
12/31/2016                     0.54                   0                   0               0.25%               48.4%
12/31/2015                     0.36                   0                   0               0.25%              -23.3%
12/31/2014                     0.48                   0                   0               0.25%              -15.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.56                   0  $                0               0.00%              -13.2%
12/31/2017                     0.65                   0                   0               0.00%               17.2%
12/31/2016                     0.55                   0                   0               0.00%               48.7%
12/31/2015                     0.37                   0                   0               0.00%              -23.1%
12/31/2014                     0.48                   0                   0               0.00%              -15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        2.9%
    2016        8.1%
    2015        0.0%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        OPPENHEIMER GOLD & SPECIAL MINERALS FUND Y CLASS - 683910509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       476,227  $        513,431           33,256
                                                      ================  ===============
Receivables: investments sold                    482
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       476,709
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      476,709       1,005,779  $          0.47
Band 100                                        --              --             0.48
Band 75                                         --              --             0.49
Band 50                                         --              --             0.50
Band 25                                         --              --             0.50
Band 0                                          --              --             0.51
                                    --------------  --------------
 Total                              $      476,709       1,005,779
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                             (5,870)
                                                                              -----------------
Net investment income (loss)                                                            (5,870)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (635)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (63,318)
                                                                              -----------------
Net gain (loss)                                                                        (63,953)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (69,823)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,870)  $         10,836
Net realized gain (loss)                                             (635)            10,509
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (63,318)            41,516
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (69,823)            62,861
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          150,712            230,107
Cost of units redeemed                                           (174,093)          (133,003)
Account charges                                                      (197)              (192)
                                                         -----------------  -----------------
Increase (decrease)                                               (23,578)            96,912
                                                         -----------------  -----------------
Net increase (decrease)                                           (93,401)           159,773
Net assets, beginning                                             570,110            410,337
                                                         -----------------  -----------------
Net assets, ending                                       $        476,709   $        570,110
                                                         =================  =================

Units sold                                                        305,952            424,822
Units redeemed                                                   (334,814)          (253,398)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,862)           171,424
Units outstanding, beginning                                    1,034,641            863,217
                                                         -----------------  -----------------
Units outstanding, ending                                       1,005,779          1,034,641
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,442,260
Cost of units redeemed/account charges                                               (911,130)
Net investment income (loss)                                                           26,847
Net realized gain (loss)                                                              (44,064)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (37,204)
                                                                             -----------------
Net assets                                                                   $        476,709
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.47               1,006  $              477               1.25%              -14.0%
12/31/2017                     0.55               1,035                 570               1.25%               15.9%
12/31/2016                     0.48                 863                 410               1.25%               47.3%
12/31/2015                     0.32                 532                 172               1.25%              -23.9%
12/31/2014                     0.42                 493                 209               1.25%              -16.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.48                   0  $                0               1.00%              -13.8%
12/31/2017                     0.56                   0                   0               1.00%               16.2%
12/31/2016                     0.48                   0                   0               1.00%               47.7%
12/31/2015                     0.33                   0                   0               1.00%              -23.7%
12/31/2014                     0.43                   0                   0               1.00%              -16.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.49                   0  $                0               0.75%              -13.6%
12/31/2017                     0.57                   0                   0               0.75%               16.5%
12/31/2016                     0.49                   0                   0               0.75%               48.1%
12/31/2015                     0.33                   0                   0               0.75%              -23.5%
12/31/2014                     0.43                   0                   0               0.75%              -15.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.50                   0  $                0               0.50%              -13.3%
12/31/2017                     0.57                   0                   0               0.50%               16.8%
12/31/2016                     0.49                   0                   0               0.50%               48.4%
12/31/2015                     0.33                   0                   0               0.50%              -23.3%
12/31/2014                     0.43                   0                   0               0.50%              -15.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.50                   0  $                0               0.25%              -13.1%
12/31/2017                     0.58                   0                   0               0.25%               17.1%
12/31/2016                     0.50                   0                   0               0.25%               48.8%
12/31/2015                     0.33                   0                   0               0.25%              -23.1%
12/31/2014                     0.43                   0                   0               0.25%              -15.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.51                   0  $                0               0.00%              -12.9%
12/31/2017                     0.59                   0                   0               0.00%               17.4%
12/31/2016                     0.50                   0                   0               0.00%               49.2%
12/31/2015                     0.34                   0                   0               0.00%              -22.9%
12/31/2014                     0.44                   0                   0               0.00%              -15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        3.6%
    2016        9.5%
    2015        0.0%
    2014        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER INTERNATIONAL BOND FUND A CLASS - 68380T103

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,355,863   $    1,448,602          251,850
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (11,408)
                                     ----------------
Net assets                           $     1,344,455
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,234,687       1,240,337  $          1.00
Band 100                                     80,041          78,906             1.01
Band 75                                          --              --             1.03
Band 50                                          --              --             1.05
Band 25                                          --              --             1.07
Band 0                                       29,727          27,182             1.09
                                    ---------------  --------------
 Total                              $     1,344,455       1,346,425
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         68,497
Mortality & expense charges                                                           (18,269)
                                                                             -----------------
Net investment income (loss)                                                           50,228
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,585
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (170,000)
                                                                             -----------------
Net gain (loss)                                                                      (162,415)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (112,187)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         50,228   $         57,681
Net realized gain (loss)                                            7,585             22,939
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (170,000)            92,099
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (112,187)           172,719
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          483,670            369,035
Cost of units redeemed                                           (779,311)          (762,997)
Account charges                                                      (955)            (1,570)
                                                         -----------------  -----------------
Increase (decrease)                                              (296,596)          (395,532)
                                                         -----------------  -----------------
Net increase (decrease)                                          (408,783)          (222,813)
Net assets, beginning                                           1,753,238          1,976,051
                                                         -----------------  -----------------
Net assets, ending                                       $      1,344,455   $      1,753,238
                                                         =================  =================

Units sold                                                        451,074            360,749
Units redeemed                                                   (737,734)          (743,439)
                                                         -----------------  -----------------
Net increase (decrease)                                          (286,660)          (382,690)
Units outstanding, beginning                                    1,633,085          2,015,775
                                                         -----------------  -----------------
Units outstanding, ending                                       1,346,425          1,633,085
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,426,954
Cost of units redeemed/account charges                                           (10,167,183)
Net investment income (loss)                                                         393,895
Net realized gain (loss)                                                            (225,035)
Realized gain distributions                                                            8,563
Net change in unrealized appreciation (depreciation)                                 (92,739)
                                                                            -----------------
Net assets                                                                  $      1,344,455
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               1,240  $            1,235               1.25%               -7.1%
12/31/2017                     1.07               1,511               1,618               1.25%                9.5%
12/31/2016                     0.98               1,854               1,814               1.25%                4.8%
12/31/2015                     0.93               2,823               2,634               1.25%               -4.9%
12/31/2014                     0.98               2,807               2,755               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                  79  $               80               1.00%               -6.8%
12/31/2017                     1.09                  98                 107               1.00%                9.8%
12/31/2016                     0.99                 127                 126               1.00%                5.1%
12/31/2015                     0.94                 155                 146               1.00%               -4.7%
12/31/2014                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -6.6%
12/31/2017                     1.11                   0                   0               0.75%               10.0%
12/31/2016                     1.01                   0                   0               0.75%                5.4%
12/31/2015                     0.95                   0                   0               0.75%               -4.4%
12/31/2014                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -6.4%
12/31/2017                     1.12                   0                   0               0.50%               10.3%
12/31/2016                     1.02                   0                   0               0.50%                5.6%
12/31/2015                     0.97                   0                   0               0.50%               -4.2%
12/31/2014                     1.01                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -6.1%
12/31/2017                     1.14                   0                   0               0.25%               10.6%
12/31/2016                     1.03                   0                   0               0.25%                5.9%
12/31/2015                     0.98                   0                   0               0.25%               -4.0%
12/31/2014                     1.02                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                  27  $               30               0.00%               -5.9%
12/31/2017                     1.16                  25                  29               0.00%               10.9%
12/31/2016                     1.05                  34                  36               0.00%                6.1%
12/31/2015                     0.99                 438                 432               0.00%               -3.7%
12/31/2014                     1.03                 192                 197               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.4%
    2017        4.3%
    2016        4.4%
    2015        2.4%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER INTERNATIONAL BOND FUND Y CLASS - 68380T509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    4,190,535   $     4,477,769          778,110
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (203,556)
                                     ---------------
Net assets                           $    3,986,979
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,986,979       4,046,749  $          0.99
Band 100                                         --              --             1.00
Band 75                                          --              --             1.02
Band 50                                          --              --             1.03
Band 25                                          --              --             1.05
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     3,986,979       4,046,749
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $        183,122
Mortality & expense charges                                                            (47,977)
                                                                              -----------------
Net investment income (loss)                                                           135,145
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,753)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                  (392,897)
                                                                              -----------------
Net gain (loss)                                                                       (398,650)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (263,505)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        135,145   $        111,347
Net realized gain (loss)                                            (5,753)           (41,536)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)              (392,897)           262,368
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (263,505)           332,179
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,643,441          3,304,239
Cost of units redeemed                                            (647,986)        (2,874,842)
Account charges                                                    (14,150)           (10,775)
                                                          -----------------  -----------------
Increase (decrease)                                                981,305            418,622
                                                          -----------------  -----------------
Net increase (decrease)                                            717,800            750,801
Net assets, beginning                                            3,269,179          2,518,378
                                                          -----------------  -----------------
Net assets, ending                                        $      3,986,979   $      3,269,179
                                                          =================  =================

Units sold                                                       1,612,358          3,319,039
Units redeemed                                                    (656,906)        (2,841,651)
                                                          -----------------  -----------------
Net increase (decrease)                                            955,452            477,388
Units outstanding, beginning                                     3,091,297          2,613,909
                                                          -----------------  -----------------
Units outstanding, ending                                        4,046,749          3,091,297
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      9,449,519
Cost of units redeemed/account charges                                            (5,483,221)
Net investment income (loss)                                                         458,322
Net realized gain (loss)                                                            (151,113)
Realized gain distributions                                                              706
Net change in unrealized appreciation (depreciation)                                (287,234)
                                                                            -----------------
Net assets                                                                  $      3,986,979
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               4,047  $            3,987               1.25%               -6.8%
12/31/2017                     1.06               3,091               3,269               1.25%                9.8%
12/31/2016                     0.96               2,614               2,518               1.25%                5.1%
12/31/2015                     0.92               2,832               2,597               1.25%               -4.5%
12/31/2014                     0.96               2,306               2,214               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -6.6%
12/31/2017                     1.07                   0                   0               1.00%               10.0%
12/31/2016                     0.97                   0                   0               1.00%                5.4%
12/31/2015                     0.92                   0                   0               1.00%               -4.3%
12/31/2014                     0.97                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -6.4%
12/31/2017                     1.08                   0                   0               0.75%               10.3%
12/31/2016                     0.98                   0                   0               0.75%                5.6%
12/31/2015                     0.93                   0                   0               0.75%               -4.0%
12/31/2014                     0.97                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -6.1%
12/31/2017                     1.10                   0                   0               0.50%               10.6%
12/31/2016                     0.99                   0                   0               0.50%                5.9%
12/31/2015                     0.94                   0                   0               0.50%               -3.8%
12/31/2014                     0.98                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -5.9%
12/31/2017                     1.11                   0                   0               0.25%               10.9%
12/31/2016                     1.00                   0                   0               0.25%                6.1%
12/31/2015                     0.95                   0                   0               0.25%               -3.6%
12/31/2014                     0.98                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.7%
12/31/2017                     1.13                   0                   0               0.00%               11.1%
12/31/2016                     1.01                   0                   0               0.00%                6.4%
12/31/2015                     0.95                   0                   0               0.00%               -3.3%
12/31/2014                     0.99                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%
    2017        5.3%
    2016        4.6%
    2015        3.5%
    2014        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER INTERNATIONAL GROWTH FUND A CLASS - 68380L100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,383,842  $      2,621,858           68,187
                                                      ================  ===============
Receivables: investments sold                 21,019
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,404,861
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,013,378       1,934,306  $          1.04
Band 100                                     50,364          47,058             1.07
Band 75                                          --              --             1.10
Band 50                                       1,615           1,427             1.13
Band 25                                          --              --             1.16
Band 0                                      339,504         283,794             1.20
                                    ---------------  --------------
 Total                              $     2,404,861       2,266,585
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        25,297
Mortality & expense charges                                                         (44,808)
                                                                            ----------------
Net investment income (loss)                                                        (19,511)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            377,437
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,038,194)
                                                                            ----------------
Net gain (loss)                                                                    (660,757)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (680,268)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,511)  $        (27,599)
Net realized gain (loss)                                          377,437            139,960
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,038,194)         1,046,785
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (680,268)         1,159,146
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          884,012          1,341,962
Cost of units redeemed                                         (3,170,572)        (2,413,937)
Account charges                                                    (1,523)            (4,476)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,288,083)        (1,076,451)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,968,351)            82,695
Net assets, beginning                                           5,373,212          5,290,517
                                                         -----------------  -----------------
Net assets, ending                                       $      2,404,861   $      5,373,212
                                                         =================  =================

Units sold                                                        693,380          1,191,109
Units redeemed                                                 (2,491,485)        (2,061,721)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,798,105)          (870,612)
Units outstanding, beginning                                    4,064,690          4,935,302
                                                         -----------------  -----------------
Units outstanding, ending                                       2,266,585          4,064,690
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    13,473,420
Cost of units redeemed/account charges                                          (11,744,058)
Net investment income (loss)                                                        (44,728)
Net realized gain (loss)                                                            958,243
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (238,016)
                                                                            ----------------
Net assets                                                                  $     2,404,861
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               1,934  $            2,013               1.25%              -20.6%
12/31/2017                     1.31               3,778               4,949               1.25%               25.0%
12/31/2016                     1.05               3,980               4,171               1.25%               -3.5%
12/31/2015                     1.09               3,639               3,951               1.25%                1.9%
12/31/2014                     1.07               2,675               2,852               1.25%               -8.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  47  $               50               1.00%              -20.4%
12/31/2017                     1.34                  20                  27               1.00%               25.3%
12/31/2016                     1.07                  17                  18               1.00%               -3.3%
12/31/2015                     1.11                   1                   1               1.00%                2.1%
12/31/2014                     1.09                   7                   8               1.00%               -8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%              -20.2%
12/31/2017                     1.38                   0                   0               0.75%               25.7%
12/31/2016                     1.10                   0                   0               0.75%               -3.0%
12/31/2015                     1.13                   0                   0               0.75%                2.4%
12/31/2014                     1.10                   0                   0               0.75%               -7.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   1  $                2               0.50%              -20.0%
12/31/2017                     1.41                   1                   2               0.50%               26.0%
12/31/2016                     1.12                   4                   4               0.50%               -2.8%
12/31/2015                     1.15                   5                   5               0.50%                2.6%
12/31/2014                     1.12                   6                   6               0.50%               -7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%              -19.8%
12/31/2017                     1.45                   0                   0               0.25%               26.3%
12/31/2016                     1.15                   0                   0               0.25%               -2.5%
12/31/2015                     1.18                   0                   0               0.25%                2.9%
12/31/2014                     1.14                   0                   0               0.25%               -7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                 284  $              340               0.00%              -19.5%
12/31/2017                     1.49                 266                 395               0.00%               26.6%
12/31/2016                     1.17                 935               1,098               0.00%               -2.3%
12/31/2015                     1.20                 673                 809               0.00%                3.2%
12/31/2014                     1.17                 379                 442               0.00%               -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.6%
    2016        1.1%
    2015        1.0%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER INTERNATIONAL GROWTH FUND Y CLASS - 68380L407

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    25,807,712  $    27,911,709          743,952
                                                      ===============  ===============
Receivables: investments sold                361,855
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    26,169,567
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   26,169,567      21,606,956  $          1.21
Band 100                                        --              --             1.23
Band 75                                         --              --             1.25
Band 50                                         --              --             1.27
Band 25                                         --              --             1.29
Band 0                                          --              --             1.31
                                    --------------  --------------
 Total                              $   26,169,567      21,606,956
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       377,318
Mortality & expense charges                                                        (418,745)
                                                                            ----------------
Net investment income (loss)                                                        (41,427)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            680,366
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (7,491,170)
                                                                            ----------------
Net gain (loss)                                                                  (6,810,804)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (6,852,231)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (41,427)  $       (101,457)
Net realized gain (loss)                                          680,366            199,062
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (7,491,170)         7,421,731
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (6,852,231)         7,519,336
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,130,662          7,395,081
Cost of units redeemed                                         (9,743,367)        (8,965,111)
Account charges                                                   (69,478)           (87,298)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,682,183)        (1,657,328)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,534,414)         5,862,008
Net assets, beginning                                          35,703,981         29,841,973
                                                         -----------------  -----------------
Net assets, ending                                       $     26,169,567   $     35,703,981
                                                         =================  =================

Units sold                                                      5,401,255          8,183,580
Units redeemed                                                 (7,270,153)        (9,298,489)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,868,898)        (1,114,909)
Units outstanding, beginning                                   23,475,854         24,590,763
                                                         -----------------  -----------------
Units outstanding, ending                                      21,606,956         23,475,854
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    70,283,098
Cost of units redeemed/account charges                                          (42,570,304)
Net investment income (loss)                                                        (97,682)
Net realized gain (loss)                                                            658,452
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (2,103,997)
                                                                            ----------------
Net assets                                                                  $    26,169,567
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21              21,607  $           26,170               1.25%              -20.4%
12/31/2017                     1.52              23,476              35,704               1.25%               25.3%
12/31/2016                     1.21              24,591              29,842               1.25%               -3.3%
12/31/2015                     1.25              23,661              29,685               1.25%                2.2%
12/31/2014                     1.23              17,637              21,661               1.25%               -8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               1.00%              -20.2%
12/31/2017                     1.54                   0                   0               1.00%               25.6%
12/31/2016                     1.23                   0                   0               1.00%               -3.0%
12/31/2015                     1.26                   0                   0               1.00%                2.4%
12/31/2014                     1.23                   0                   0               1.00%               -7.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.75%              -20.0%
12/31/2017                     1.56                   0                   0               0.75%               26.0%
12/31/2016                     1.24                   0                   0               0.75%               -2.8%
12/31/2015                     1.27                   0                   0               0.75%                2.7%
12/31/2014                     1.24                   0                   0               0.75%               -7.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%              -19.8%
12/31/2017                     1.58                   0                   0               0.50%               26.3%
12/31/2016                     1.25                   0                   0               0.50%               -2.5%
12/31/2015                     1.28                   0                   0               0.50%                2.9%
12/31/2014                     1.25                   0                   0               0.50%               -7.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%              -19.6%
12/31/2017                     1.60                   0                   0               0.25%               26.6%
12/31/2016                     1.26                   0                   0               0.25%               -2.3%
12/31/2015                     1.29                   0                   0               0.25%                3.2%
12/31/2014                     1.25                   0                   0               0.25%               -7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.00%              -19.4%
12/31/2017                     1.62                   0                   0               0.00%               26.9%
12/31/2016                     1.28                   0                   0               0.00%               -2.1%
12/31/2015                     1.30                   0                   0               0.00%                3.4%
12/31/2014                     1.26                   0                   0               0.00%               -7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.0%
    2016        1.3%
    2015        1.3%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND A CLASS - 68380U100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,156,920  $     1,322,934           28,523
                                                       ===============  ===============
Receivables: investments sold                   1,874
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,158,794
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,056,586         508,769  $          2.08
Band 100                                   102,208          48,467             2.11
Band 75                                         --              --             2.14
Band 50                                         --              --             2.17
Band 25                                         --              --             2.21
Band 0                                          --              --             2.24
                                    --------------  --------------
 Total                              $    1,158,794         557,236
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         5,896
Mortality & expense charges                                                         (20,570)
                                                                            ----------------
Net investment income (loss)                                                        (14,674)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            221,396
Realized gain distributions                                                         115,780
Net change in unrealized appreciation (depreciation)                               (467,450)
                                                                            ----------------
Net gain (loss)                                                                    (130,274)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (144,948)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,674)  $         (7,615)
Net realized gain (loss)                                          221,396            190,926
Realized gain distributions                                       115,780             39,234
Net change in unrealized appreciation (depreciation)             (467,450)           300,699
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (144,948)           523,244
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          691,297            888,182
Cost of units redeemed                                         (1,227,617)        (1,066,816)
Account charges                                                      (350)              (419)
                                                         -----------------  -----------------
Increase (decrease)                                              (536,670)          (179,053)
                                                         -----------------  -----------------
Net increase (decrease)                                          (681,618)           344,191
Net assets, beginning                                           1,840,412          1,496,221
                                                         -----------------  -----------------
Net assets, ending                                       $      1,158,794   $      1,840,412
                                                         =================  =================

Units sold                                                        287,373            433,080
Units redeemed                                                   (521,718)          (518,324)
                                                         -----------------  -----------------
Net increase (decrease)                                          (234,345)           (85,244)
Units outstanding, beginning                                      791,581            876,825
                                                         -----------------  -----------------
Units outstanding, ending                                         557,236            791,581
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,157,934
Cost of units redeemed/account charges                                           (3,362,872)
Net investment income (loss)                                                        (46,219)
Net realized gain (loss)                                                            420,951
Realized gain distributions                                                         155,014
Net change in unrealized appreciation (depreciation)                               (166,014)
                                                                            ----------------
Net assets                                                                  $     1,158,794
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                 509  $            1,057               1.25%              -10.6%
12/31/2017                     2.32                 734               1,705               1.25%               36.2%
12/31/2016                     1.71                 815               1,389               1.25%               -1.7%
12/31/2015                     1.74               1,020               1,770               1.25%               13.5%
12/31/2014                     1.53                   9                  14               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                  48  $              102               1.00%              -10.4%
12/31/2017                     2.35                  58                 136               1.00%               36.6%
12/31/2016                     1.72                  62                 107               1.00%               -1.5%
12/31/2015                     1.75                 226                 396               1.00%               13.8%
12/31/2014                     1.54                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.75%              -10.1%
12/31/2017                     2.38                   0                   0               0.75%               36.9%
12/31/2016                     1.74                   0                   0               0.75%               -1.2%
12/31/2015                     1.76                   0                   0               0.75%               14.0%
12/31/2014                     1.55                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.50%               -9.9%
12/31/2017                     2.41                   0                   0               0.50%               37.2%
12/31/2016                     1.76                   0                   0               0.50%               -1.0%
12/31/2015                     1.78                   0                   0               0.50%               14.3%
12/31/2014                     1.55                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               0.25%               -9.7%
12/31/2017                     2.44                   0                   0               0.25%               37.6%
12/31/2016                     1.78                   0                   0               0.25%               -0.7%
12/31/2015                     1.79                   0                   0               0.25%               14.6%
12/31/2014                     1.56                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.00%               -9.5%
12/31/2017                     2.48                   0                   0               0.00%               37.9%
12/31/2016                     1.80                   0                   0               0.00%               -0.5%
12/31/2015                     1.80                   0                   0               0.00%               14.9%
12/31/2014                     1.57                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.8%
    2016        0.1%
    2015        0.1%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND Y CLASS - 68380U506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,553,789  $     1,859,920           38,747
                                                       ===============  ===============
Receivables: investments sold                   5,024
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,558,813
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       28,396          13,462  $          2.11
Band 100                                        --              --             2.14
Band 75                                         --              --             2.17
Band 50                                         --              --             2.21
Band 25                                         --              --             2.24
Band 0                                   1,530,417         672,087             2.28
                                    --------------  --------------
 Total                              $    1,558,813         685,549
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        13,996
Mortality & expense charges                                                         (16,866)
                                                                            ----------------
Net investment income (loss)                                                         (2,870)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            627,806
Realized gain distributions                                                         149,715
Net change in unrealized appreciation (depreciation)                               (763,593)
                                                                            ----------------
Net gain (loss)                                                                      13,928
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        11,058
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,870)  $         16,094
Net realized gain (loss)                                          627,806            298,875
Realized gain distributions                                       149,715             70,327
Net change in unrealized appreciation (depreciation)             (763,593)           482,544
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  11,058            867,840
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,411,501          1,975,924
Cost of units redeemed                                         (2,956,626)        (1,982,382)
Account charges                                                      (266)              (324)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,545,391)            (6,782)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,534,333)           861,058
Net assets, beginning                                           3,093,146          2,232,088
                                                         -----------------  -----------------
Net assets, ending                                       $      1,558,813   $      3,093,146
                                                         =================  =================

Units sold                                                        574,547            956,153
Units redeemed                                                 (1,160,284)          (948,680)
                                                         -----------------  -----------------
Net increase (decrease)                                          (585,737)             7,473
Units outstanding, beginning                                    1,271,286          1,263,813
                                                         -----------------  -----------------
Units outstanding, ending                                         685,549          1,271,286
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      9,553,589
Cost of units redeemed/account charges                                            (8,916,981)
Net investment income (loss)                                                         (20,232)
Net realized gain (loss)                                                           1,028,526
Realized gain distributions                                                          220,042
Net change in unrealized appreciation (depreciation)                                (306,131)
                                                                            -----------------
Net assets                                                                  $      1,558,813
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                  13  $               28               1.25%              -10.4%
12/31/2017                     2.35                 622               1,465               1.25%               36.6%
12/31/2016                     1.72                 668               1,150               1.25%               -1.5%
12/31/2015                     1.75               1,038               1,816               1.25%               13.7%
12/31/2014                     1.54                 633                 974               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               1.00%              -10.2%
12/31/2017                     2.38                   0                   0               1.00%               36.9%
12/31/2016                     1.74                   0                   0               1.00%               -1.2%
12/31/2015                     1.76                   0                   0               1.00%               14.0%
12/31/2014                     1.55                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.75%               -9.9%
12/31/2017                     2.41                   0                   0               0.75%               37.3%
12/31/2016                     1.76                   0                   0               0.75%               -1.0%
12/31/2015                     1.78                   0                   0               0.75%               14.3%
12/31/2014                     1.55                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               0.50%               -9.7%
12/31/2017                     2.45                   0                   0               0.50%               37.6%
12/31/2016                     1.78                   0                   0               0.50%               -0.7%
12/31/2015                     1.79                   0                   0               0.50%               14.6%
12/31/2014                     1.56                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.25%               -9.5%
12/31/2017                     2.48                   0                   0               0.25%               38.0%
12/31/2016                     1.80                   0                   0               0.25%               -0.5%
12/31/2015                     1.80                   0                   0               0.25%               14.9%
12/31/2014                     1.57                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                 672  $            1,530               0.00%               -9.2%
12/31/2017                     2.51                 649               1,628               0.00%               38.3%
12/31/2016                     1.81                 596               1,082               0.00%               -0.2%
12/31/2015                     1.82                   0                   0               0.00%               15.1%
12/31/2014                     1.58                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        1.3%
    2016        0.5%
    2015        0.3%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET MID CAP FUND A CLASS - 68381F102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,316,444  $     1,677,970           63,412
                                                       ===============  ===============
Receivables: investments sold                   1,577
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,318,021
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       817,238         902,264  $          0.91
Band 100                                    338,975         363,009             0.93
Band 75                                          --              --             0.96
Band 50                                       5,362           5,403             0.99
Band 25                                          --              --             1.02
Band 0                                      156,446         148,300             1.05
                                    ---------------  --------------
 Total                              $     1,318,021       1,418,976
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (19,965)
                                                                             -----------------
Net investment income (loss)                                                          (19,965)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (18,978)
Realized gain distributions                                                           154,177
Net change in unrealized appreciation (depreciation)                                 (298,961)
                                                                             -----------------
Net gain (loss)                                                                      (163,762)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (183,727)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (19,965)  $        (16,599)
Net realized gain (loss)                                          (18,978)            18,940
Realized gain distributions                                       154,177            276,185
Net change in unrealized appreciation (depreciation)             (298,961)             6,852
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (183,727)           285,378
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          320,283            353,475
Cost of units redeemed                                         (1,079,771)          (576,134)
Account charges                                                      (831)            (1,718)
                                                         -----------------  -----------------
Increase (decrease)                                              (760,319)          (224,377)
                                                         -----------------  -----------------
Net increase (decrease)                                          (944,046)            61,001
Net assets, beginning                                           2,262,067          2,201,066
                                                         -----------------  -----------------
Net assets, ending                                       $      1,318,021   $      2,262,067
                                                         =================  =================

Units sold                                                        298,292            358,072
Units redeemed                                                 (1,008,084)          (582,210)
                                                         -----------------  -----------------
Net increase (decrease)                                          (709,792)          (224,138)
Units outstanding, beginning                                    2,128,768          2,352,906
                                                         -----------------  -----------------
Units outstanding, ending                                       1,418,976          2,128,768
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,465,742
Cost of units redeemed/account charges                                          (10,095,447)
Net investment income (loss)                                                       (174,536)
Net realized gain (loss)                                                            476,662
Realized gain distributions                                                       1,007,126
Net change in unrealized appreciation (depreciation)                               (361,526)
                                                                            ----------------
Net assets                                                                  $     1,318,021
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                 902  $              817               1.25%              -13.3%
12/31/2017                     1.05               1,543               1,613               1.25%               13.3%
12/31/2016                     0.92               1,759               1,624               1.25%               12.0%
12/31/2015                     0.82               1,502               1,237               1.25%               -8.4%
12/31/2014                     0.90               1,438               1,293               1.25%               10.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 363  $              339               1.00%              -13.1%
12/31/2017                     1.07                 429                 461               1.00%               13.5%
12/31/2016                     0.95                 437                 414               1.00%               12.3%
12/31/2015                     0.84                 439                 370               1.00%               -8.1%
12/31/2014                     0.92                 113                 104               1.00%               11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%              -12.9%
12/31/2017                     1.11                   0                   0               0.75%               13.8%
12/31/2016                     0.97                   0                   0               0.75%               12.6%
12/31/2015                     0.86                   0                   0               0.75%               -7.9%
12/31/2014                     0.94                   0                   0               0.75%               11.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   5  $                5               0.50%              -12.7%
12/31/2017                     1.14                   7                   8               0.50%               14.1%
12/31/2016                     1.00                   7                   7               0.50%               12.9%
12/31/2015                     0.88                   8                   7               0.50%               -7.7%
12/31/2014                     0.96                   8                   8               0.50%               11.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%              -12.5%
12/31/2017                     1.17                   0                   0               0.25%               14.4%
12/31/2016                     1.02                   0                   0               0.25%               13.1%
12/31/2015                     0.90                   0                   0               0.25%               -7.5%
12/31/2014                     0.98                   0                   0               0.25%               12.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 148  $              156               0.00%              -12.3%
12/31/2017                     1.20                 150                 181               0.00%               14.7%
12/31/2016                     1.05                 150                 157               0.00%               13.4%
12/31/2015                     0.92                 217                 201               0.00%               -7.2%
12/31/2014                     1.00                   0                   0               0.00%               12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.4%
    2016        0.9%
    2015        0.4%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET MID CAP FUND Y CLASS - 68381F409

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,990,897  $     2,506,088           87,937
                                                       ===============  ===============
Receivables: investments sold                   7,554
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,998,451
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,551,266         956,028  $          1.62
Band 100                                         --              --             1.65
Band 75                                          --              --             1.67
Band 50                                          --              --             1.70
Band 25                                          --              --             1.73
Band 0                                      447,185         255,284             1.75
                                    ---------------  --------------
 Total                              $     1,998,451       1,211,312
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,815
Mortality & expense charges                                                           (27,367)
                                                                             -----------------
Net investment income (loss)                                                          (22,552)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (24,643)
Realized gain distributions                                                           236,380
Net change in unrealized appreciation (depreciation)                                 (471,189)
                                                                             -----------------
Net gain (loss)                                                                      (259,452)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (282,004)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (22,552)  $        (21,324)
Net realized gain (loss)                                          (24,643)            73,567
Realized gain distributions                                       236,380            362,419
Net change in unrealized appreciation (depreciation)             (471,189)            28,731
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (282,004)           443,393
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          371,577            810,921
Cost of units redeemed                                         (1,275,703)        (1,546,318)
Account charges                                                      (698)              (890)
                                                         -----------------  -----------------
Increase (decrease)                                              (904,824)          (736,287)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,186,828)          (292,894)
Net assets, beginning                                           3,185,279          3,478,173
                                                         -----------------  -----------------
Net assets, ending                                       $      1,998,451   $      3,185,279
                                                         =================  =================

Units sold                                                        196,277            462,664
Units redeemed                                                   (675,384)          (876,929)
                                                         -----------------  -----------------
Net increase (decrease)                                          (479,107)          (414,265)
Units outstanding, beginning                                    1,690,419          2,104,684
                                                         -----------------  -----------------
Units outstanding, ending                                       1,211,312          1,690,419
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      6,600,777
Cost of units redeemed/account charges                                             (5,055,157)
Net investment income (loss)                                                          (53,861)
Net realized gain (loss)                                                              (54,733)
Realized gain distributions                                                         1,076,616
Net change in unrealized appreciation (depreciation)                                 (515,191)
                                                                             -----------------
Net assets                                                                   $      1,998,451
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                 956  $            1,551               1.25%              -13.1%
12/31/2017                     1.87               1,466               2,738               1.25%               13.6%
12/31/2016                     1.64               1,919               3,156               1.25%               12.3%
12/31/2015                     1.47               1,578               2,312               1.25%               -8.1%
12/31/2014                     1.60                 813               1,297               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               1.00%              -12.9%
12/31/2017                     1.89                   0                   0               1.00%               13.8%
12/31/2016                     1.66                   0                   0               1.00%               12.5%
12/31/2015                     1.48                   0                   0               1.00%               -7.9%
12/31/2014                     1.60                   0                   0               1.00%               11.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.75%              -12.7%
12/31/2017                     1.92                   0                   0               0.75%               14.1%
12/31/2016                     1.68                   0                   0               0.75%               12.8%
12/31/2015                     1.49                   0                   0               0.75%               -7.7%
12/31/2014                     1.61                   0                   0               0.75%               11.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.50%              -12.5%
12/31/2017                     1.94                   0                   0               0.50%               14.4%
12/31/2016                     1.70                   0                   0               0.50%               13.1%
12/31/2015                     1.50                   0                   0               0.50%               -7.5%
12/31/2014                     1.62                   0                   0               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.25%              -12.3%
12/31/2017                     1.97                   0                   0               0.25%               14.7%
12/31/2016                     1.71                   0                   0               0.25%               13.4%
12/31/2015                     1.51                   0                   0               0.25%               -7.2%
12/31/2014                     1.63                   0                   0               0.25%               12.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                 255  $              447               0.00%              -12.0%
12/31/2017                     1.99                 225                 448               0.00%               15.0%
12/31/2016                     1.73                 186                 322               0.00%               13.7%
12/31/2015                     1.52                   0                   0               0.00%               -7.0%
12/31/2014                     1.64                   0                   0               0.00%               12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.6%
    2016        1.2%
    2015        0.8%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    OPPENHEIMER MAIN STREET ALL CAP FUND Y CLASS - 68380D843 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.56
Band 100                                        --              --            1.58
Band 75                                         --              --            1.61
Band 50                                         --              --            1.63
Band 25                                         --              --            1.66
Band 0                                          --              --            1.68
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        102,348
Cost of units redeemed/account charges                                               (116,350)
Net investment income (loss)                                                           (1,449)
Net realized gain (loss)                                                                8,694
Realized gain distributions                                                             6,757
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               1.25%              -11.3%
12/31/2017                     1.76                   0                   0               1.25%               15.0%
12/31/2016                     1.53                   0                   0               1.25%                8.7%
12/31/2015                     1.41                  48                  68               1.25%               -2.3%
12/31/2014                     1.44                  52                  75               1.25%                6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               1.00%              -11.1%
12/31/2017                     1.78                   0                   0               1.00%               15.2%
12/31/2016                     1.54                   0                   0               1.00%                8.9%
12/31/2015                     1.42                   0                   0               1.00%               -2.1%
12/31/2014                     1.45                   0                   0               1.00%                6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.75%              -10.9%
12/31/2017                     1.80                   0                   0               0.75%               15.5%
12/31/2016                     1.56                   0                   0               0.75%                9.2%
12/31/2015                     1.43                   0                   0               0.75%               -1.8%
12/31/2014                     1.45                   0                   0               0.75%                6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.50%              -10.6%
12/31/2017                     1.82                   0                   0               0.50%               15.8%
12/31/2016                     1.58                   0                   0               0.50%                9.5%
12/31/2015                     1.44                   0                   0               0.50%               -1.6%
12/31/2014                     1.46                   0                   0               0.50%                7.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.25%              -10.4%
12/31/2017                     1.85                   0                   0               0.25%               16.1%
12/31/2016                     1.59                   0                   0               0.25%                9.7%
12/31/2015                     1.45                   0                   0               0.25%               -1.3%
12/31/2014                     1.47                   0                   0               0.25%                7.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.00%              -10.2%
12/31/2017                     1.87                   0                   0               0.00%               16.4%
12/31/2016                     1.61                   0                   0               0.00%               10.0%
12/31/2015                     1.46                   0                   0               0.00%               -1.1%
12/31/2014                     1.48                   0                   0               0.00%                7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.7%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER MAIN STREET ALL CAP FUND A CLASS - 68380D876

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      640,735   $       798,851           43,263
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (411)
                                     ---------------
Net assets                           $      640,324
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       593,546         387,089  $         1.53
Band 100                                    46,778          30,043            1.56
Band 75                                         --              --            1.58
Band 50                                         --              --            1.61
Band 25                                         --              --            1.63
Band 0                                          --              --            1.66
                                   ---------------  --------------
 Total                             $       640,324         417,132
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,959
Mortality & expense charges                                                             (9,504)
                                                                              -----------------
Net investment income (loss)                                                            (6,545)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,701)
Realized gain distributions                                                             51,003
Net change in unrealized appreciation (depreciation)                                  (114,133)
                                                                              -----------------
Net gain (loss)                                                                        (68,831)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (75,376)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (6,545)  $          (2,810)
Net realized gain (loss)                                            (5,701)             (4,261)
Realized gain distributions                                         51,003             109,213
Net change in unrealized appreciation (depreciation)              (114,133)             21,546
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (75,376)            123,688
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            68,861             181,532
Cost of units redeemed                                            (290,343)           (289,180)
Account charges                                                       (265)               (280)
                                                          -----------------  ------------------
Increase (decrease)                                               (221,747)           (107,928)
                                                          -----------------  ------------------
Net increase (decrease)                                           (297,123)             15,760
Net assets, beginning                                              937,447             921,687
                                                          -----------------  ------------------
Net assets, ending                                        $        640,324   $         937,447
                                                          =================  ==================

Units sold                                                          39,277             140,320
Units redeemed                                                    (162,340)           (209,628)
                                                          -----------------  ------------------
Net increase (decrease)                                           (123,063)            (69,308)
Units outstanding, beginning                                       540,195             609,503
                                                          -----------------  ------------------
Units outstanding, ending                                          417,132             540,195
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,307,078
Cost of units redeemed/account charges                                                (798,995)
Net investment income (loss)                                                           (11,463)
Net realized gain (loss)                                                                (4,192)
Realized gain distributions                                                            306,012
Net change in unrealized appreciation (depreciation)                                  (158,116)
                                                                              -----------------
Net assets                                                                    $        640,324
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                 387  $              594               1.25%              -11.5%
12/31/2017                     1.73                 474                 820               1.25%               14.6%
12/31/2016                     1.51                 579                 876               1.25%                8.5%
12/31/2015                     1.39                 605                 843               1.25%               -2.6%
12/31/2014                     1.43                 105                 151               1.25%                6.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                  30  $               47               1.00%              -11.3%
12/31/2017                     1.75                  67                 117               1.00%               14.9%
12/31/2016                     1.53                  30                  46               1.00%                8.7%
12/31/2015                     1.40                  30                  42               1.00%               -2.4%
12/31/2014                     1.44                   0                   0               1.00%                6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.75%              -11.1%
12/31/2017                     1.78                   0                   0               0.75%               15.2%
12/31/2016                     1.54                   0                   0               0.75%                9.0%
12/31/2015                     1.42                   0                   0               0.75%               -2.1%
12/31/2014                     1.45                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.50%              -10.8%
12/31/2017                     1.80                   0                   0               0.50%               15.5%
12/31/2016                     1.56                   0                   0               0.50%                9.3%
12/31/2015                     1.43                   0                   0               0.50%               -1.9%
12/31/2014                     1.45                   0                   0               0.50%                6.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.25%              -10.6%
12/31/2017                     1.82                   0                   0               0.25%               15.8%
12/31/2016                     1.58                   0                   0               0.25%                9.5%
12/31/2015                     1.44                   0                   0               0.25%               -1.6%
12/31/2014                     1.46                   0                   0               0.25%                7.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.00%              -10.4%
12/31/2017                     1.85                   0                   0               0.00%               16.1%
12/31/2016                     1.59                   0                   0               0.00%                9.8%
12/31/2015                     1.45                   0                   0               0.00%               -1.4%
12/31/2014                     1.47                   0                   0               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.9%
    2016        1.1%
    2015        0.9%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER SENIOR FLOATING RATE FUND A CLASS - 68381K101

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       51,611   $        54,338            6,669
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (298)
                                     ---------------
Net assets                           $       51,313
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       51,313          48,435  $          1.06
Band 100                                        --              --             1.07
Band 75                                         --              --             1.08
Band 50                                         --              --             1.10
Band 25                                         --              --             1.11
Band 0                                          --              --             1.12
                                    --------------  --------------
 Total                              $       51,313          48,435
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           2,029
Mortality & expense charges                                                                (572)
                                                                              ------------------
Net investment income (loss)                                                              1,457
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (49)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (2,588)
                                                                              ------------------
Net gain (loss)                                                                          (2,637)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (1,180)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,457   $          1,630
Net realized gain (loss)                                               (49)               861
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (2,588)            (1,283)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,180)             1,208
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            24,371             51,238
Cost of units redeemed                                              (9,505)           (79,007)
Account charges                                                       (104)               (35)
                                                          -----------------  -----------------
Increase (decrease)                                                 14,762            (27,804)
                                                          -----------------  -----------------
Net increase (decrease)                                             13,582            (26,596)
Net assets, beginning                                               37,731             64,327
                                                          -----------------  -----------------
Net assets, ending                                        $         51,313   $         37,731
                                                          =================  =================

Units sold                                                          22,444             48,028
Units redeemed                                                      (8,863)           (73,203)
                                                          -----------------  -----------------
Net increase (decrease)                                             13,581            (25,175)
Units outstanding, beginning                                        34,854             60,029
                                                          -----------------  -----------------
Units outstanding, ending                                           48,435             34,854
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        145,868
Cost of units redeemed/account charges                                                (98,493)
Net investment income (loss)                                                            6,008
Net realized gain (loss)                                                                  657
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (2,727)
                                                                             -----------------
Net assets                                                                   $         51,313
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                  48  $               51               1.25%               -2.1%
12/31/2017                     1.08                  35                  38               1.25%                2.5%
12/31/2016                     1.06                  33                  34               1.25%               11.4%
12/31/2015                     0.95                  34                  33               1.25%               -3.3%
12/31/2014                     0.98                  28                  28               1.25%               -1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -1.9%
12/31/2017                     1.09                   0                   0               1.00%                2.7%
12/31/2016                     1.06                   0                   0               1.00%               11.6%
12/31/2015                     0.95                   0                   0               1.00%               -3.0%
12/31/2014                     0.98                   0                   0               1.00%               -1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -1.6%
12/31/2017                     1.10                   0                   0               0.75%                3.0%
12/31/2016                     1.07                   0                   0               0.75%               11.9%
12/31/2015                     0.96                   0                   0               0.75%               -2.8%
12/31/2014                     0.98                   0                   0               0.75%               -1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -1.4%
12/31/2017                     1.11                   0                   0               0.50%                3.3%
12/31/2016                     1.08                   0                   0               0.50%               12.2%
12/31/2015                     0.96                   0                   0               0.50%               -2.6%
12/31/2014                     0.98                   0                   0               0.50%               -1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -1.1%
12/31/2017                     1.12                   0                   0               0.25%                3.5%
12/31/2016                     1.08                   0                   0               0.25%               12.5%
12/31/2015                     0.96                   0                   0               0.25%               -2.3%
12/31/2014                     0.99                   0                   0               0.25%               -1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -0.9%
12/31/2017                     1.13                   0                   0               0.00%                3.8%
12/31/2016                     1.09                  27                  30               0.00%               12.7%
12/31/2015                     0.97                   0                   0               0.00%               -2.1%
12/31/2014                     0.99                   0                   0               0.00%               -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.6%
    2017        4.6%
    2016        4.7%
    2015        4.5%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER SENIOR FLOATING RATE FUND Y CLASS - 68381K408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       20,965   $        22,146            2,715
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (937)
                                     ---------------
Net assets                           $       20,028
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       20,028          18,720  $          1.07
Band 100                                        --              --             1.08
Band 75                                         --              --             1.09
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                          --              --             1.13
                                    --------------  --------------
 Total                              $       20,028          18,720
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,236
Mortality & expense charges                                                            (1,453)
                                                                             -----------------
Net investment income (loss)                                                            3,783
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  311
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,434)
                                                                             -----------------
Net gain (loss)                                                                        (1,123)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          2,660
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,783   $          2,630
Net realized gain (loss)                                              311              1,959
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (1,434)            (2,099)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   2,660              2,490
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          134,635            218,401
Cost of units redeemed                                           (230,782)          (154,747)
Account charges                                                       (28)               (44)
                                                         -----------------  -----------------
Increase (decrease)                                               (96,175)            63,610
                                                         -----------------  -----------------
Net increase (decrease)                                           (93,515)            66,100
Net assets, beginning                                             113,543             47,443
                                                         -----------------  -----------------
Net assets, ending                                       $         20,028   $        113,543
                                                         =================  =================

Units sold                                                        121,463            203,266
Units redeemed                                                   (206,721)          (143,983)
                                                         -----------------  -----------------
Net increase (decrease)                                           (85,258)            59,283
Units outstanding, beginning                                      103,978             44,695
                                                         -----------------  -----------------
Units outstanding, ending                                          18,720            103,978
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        401,051
Cost of units redeemed/account charges                                               (390,365)
Net investment income (loss)                                                            8,125
Net realized gain (loss)                                                                2,398
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (1,181)
                                                                             -----------------
Net assets                                                                   $         20,028
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  19  $               20               1.25%               -2.0%
12/31/2017                     1.09                 104                 114               1.25%                2.9%
12/31/2016                     1.06                  45                  47               1.25%               11.6%
12/31/2015                     0.95                  33                  31               1.25%               -3.1%
12/31/2014                     0.98                   0                   0               1.25%               -1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -1.8%
12/31/2017                     1.10                   0                   0               1.00%                3.1%
12/31/2016                     1.07                   0                   0               1.00%               11.9%
12/31/2015                     0.95                   0                   0               1.00%               -2.8%
12/31/2014                     0.98                   0                   0               1.00%               -1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -1.5%
12/31/2017                     1.11                   0                   0               0.75%                3.4%
12/31/2016                     1.07                   0                   0               0.75%               12.2%
12/31/2015                     0.96                   0                   0               0.75%               -2.6%
12/31/2014                     0.98                   0                   0               0.75%               -1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -1.3%
12/31/2017                     1.12                   0                   0               0.50%                3.6%
12/31/2016                     1.08                   0                   0               0.50%               12.5%
12/31/2015                     0.96                   0                   0               0.50%               -2.3%
12/31/2014                     0.98                   0                   0               0.50%               -1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -1.0%
12/31/2017                     1.13                   0                   0               0.25%                3.9%
12/31/2016                     1.09                   0                   0               0.25%               12.8%
12/31/2015                     0.97                   0                   0               0.25%               -2.1%
12/31/2014                     0.99                   0                   0               0.25%               -1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -0.8%
12/31/2017                     1.14                   0                   0               0.00%                4.2%
12/31/2016                     1.10                   0                   0               0.00%               13.0%
12/31/2015                     0.97                   0                   0               0.00%               -1.8%
12/31/2014                     0.99                   0                   0               0.00%               -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.8%
    2017        4.6%
    2016        5.3%
    2015        1.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             OPPENHEIMER MID CAP VALUE FUND A CLASS - 68380E700

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,226,701  $     1,432,089           28,701
                                                       ===============  ===============
Receivables: investments sold                   2,988
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,229,689
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,128,372         718,659  $          1.57
Band 100                                   101,317          63,548             1.59
Band 75                                         --              --             1.62
Band 50                                         --              --             1.64
Band 25                                         --              --             1.67
Band 0                                          --              --             1.70
                                    --------------  --------------
 Total                              $    1,229,689         782,207
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          6,363
Mortality & expense charges                                                          (20,710)
                                                                            -----------------
Net investment income (loss)                                                         (14,347)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              38,759
Realized gain distributions                                                          127,393
Net change in unrealized appreciation (depreciation)                                (461,312)
                                                                            -----------------
Net gain (loss)                                                                     (295,160)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (309,507)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,347)  $        (17,817)
Net realized gain (loss)                                           38,759            113,377
Realized gain distributions                                       127,393            104,707
Net change in unrealized appreciation (depreciation)             (461,312)            11,698
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (309,507)           211,965
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          151,874            447,924
Cost of units redeemed                                           (461,293)          (764,946)
Account charges                                                      (645)              (707)
                                                         -----------------  -----------------
Increase (decrease)                                              (310,064)          (317,729)
                                                         -----------------  -----------------
Net increase (decrease)                                          (619,571)          (105,764)
Net assets, beginning                                           1,849,260          1,955,024
                                                         -----------------  -----------------
Net assets, ending                                       $      1,229,689   $      1,849,260
                                                         =================  =================

Units sold                                                         80,776            263,037
Units redeemed                                                   (250,502)          (437,473)
                                                         -----------------  -----------------
Net increase (decrease)                                          (169,726)          (174,436)
Units outstanding, beginning                                      951,933          1,126,369
                                                         -----------------  -----------------
Units outstanding, ending                                         782,207            951,933
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,835,305
Cost of units redeemed/account charges                                           (1,744,335)
Net investment income (loss)                                                        (45,372)
Net realized gain (loss)                                                            157,379
Realized gain distributions                                                         232,100
Net change in unrealized appreciation (depreciation)                               (205,388)
                                                                            ----------------
Net assets                                                                  $     1,229,689
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                 719  $            1,128               1.25%              -19.1%
12/31/2017                     1.94                 850               1,648               1.25%               11.9%
12/31/2016                     1.73               1,015               1,759               1.25%               18.8%
12/31/2015                     1.46               1,025               1,496               1.25%               -8.2%
12/31/2014                     1.59                   2                   3               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                  64  $              101               1.00%              -18.9%
12/31/2017                     1.96                 102                 201               1.00%               12.2%
12/31/2016                     1.75                 112                 196               1.00%               19.1%
12/31/2015                     1.47                 129                 190               1.00%               -7.9%
12/31/2014                     1.60                   0                   0               1.00%                9.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.75%              -18.7%
12/31/2017                     1.99                   0                   0               0.75%               12.4%
12/31/2016                     1.77                   0                   0               0.75%               19.4%
12/31/2015                     1.48                   0                   0               0.75%               -7.7%
12/31/2014                     1.61                   0                   0               0.75%                9.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.50%              -18.5%
12/31/2017                     2.02                   0                   0               0.50%               12.7%
12/31/2016                     1.79                   0                   0               0.50%               19.7%
12/31/2015                     1.49                   0                   0               0.50%               -7.5%
12/31/2014                     1.62                   0                   0               0.50%               10.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.25%              -18.2%
12/31/2017                     2.04                   0                   0               0.25%               13.0%
12/31/2016                     1.81                   0                   0               0.25%               20.0%
12/31/2015                     1.51                   0                   0               0.25%               -7.2%
12/31/2014                     1.62                   0                   0               0.25%               10.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.00%              -18.0%
12/31/2017                     2.07                   0                   0               0.00%               13.3%
12/31/2016                     1.83                   0                   0               0.00%               20.3%
12/31/2015                     1.52                   0                   0               0.00%               -7.0%
12/31/2014                     1.63                   0                   0               0.00%               10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.3%
    2016        0.5%
    2015        0.3%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             OPPENHEIMER MID CAP VALUE FUND Y CLASS - 68380E783

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         56,228  $        72,581            1,278
                                                       ===============  ===============
Receivables: investments sold                      25
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         56,253
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       56,253          35,236  $          1.60
Band 100                                        --              --             1.62
Band 75                                         --              --             1.65
Band 50                                         --              --             1.67
Band 25                                         --              --             1.70
Band 0                                          --              --             1.72
                                    --------------  --------------
 Total                              $       56,253          35,236
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            816
Mortality & expense charges                                                             (1,886)
                                                                              -----------------
Net investment income (loss)                                                            (1,070)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (769)
Realized gain distributions                                                              5,185
Net change in unrealized appreciation (depreciation)                                   (22,153)
                                                                              -----------------
Net gain (loss)                                                                        (17,737)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (18,807)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,070)  $         (1,249)
Net realized gain (loss)                                             (769)            18,169
Realized gain distributions                                         5,185              9,766
Net change in unrealized appreciation (depreciation)              (22,153)            (7,646)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (18,807)            19,040
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           32,689            157,902
Cost of units redeemed                                           (135,554)          (141,936)
Account charges                                                      (161)               (75)
                                                         -----------------  -----------------
Increase (decrease)                                              (103,026)            15,891
                                                         -----------------  -----------------
Net increase (decrease)                                          (121,833)            34,931
Net assets, beginning                                             178,086            143,155
                                                         -----------------  -----------------
Net assets, ending                                       $         56,253   $        178,086
                                                         =================  =================

Units sold                                                         16,948             87,437
Units redeemed                                                    (72,213)           (78,535)
                                                         -----------------  -----------------
Net increase (decrease)                                           (55,265)             8,902
Units outstanding, beginning                                       90,501             81,599
                                                         -----------------  -----------------
Units outstanding, ending                                          35,236             90,501
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        967,584
Cost of units redeemed/account charges                                              (931,820)
Net investment income (loss)                                                          (4,655)
Net realized gain (loss)                                                              26,546
Realized gain distributions                                                           14,951
Net change in unrealized appreciation (depreciation)                                 (16,353)
                                                                            -----------------
Net assets                                                                  $         56,253
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                  35  $               56               1.25%              -18.9%
12/31/2017                     1.97                  91                 178               1.25%               12.2%
12/31/2016                     1.75                  82                 143               1.25%               19.1%
12/31/2015                     1.47                 139                 205               1.25%               -8.0%
12/31/2014                     1.60                  29                  47               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%              -18.7%
12/31/2017                     1.99                   0                   0               1.00%               12.4%
12/31/2016                     1.77                   0                   0               1.00%               19.4%
12/31/2015                     1.48                   0                   0               1.00%               -7.7%
12/31/2014                     1.61                   0                   0               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%              -18.5%
12/31/2017                     2.02                   0                   0               0.75%               12.7%
12/31/2016                     1.79                   0                   0               0.75%               19.7%
12/31/2015                     1.50                   0                   0               0.75%               -7.5%
12/31/2014                     1.62                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.50%              -18.3%
12/31/2017                     2.04                   0                   0               0.50%               13.0%
12/31/2016                     1.81                   0                   0               0.50%               20.0%
12/31/2015                     1.51                   0                   0               0.50%               -7.3%
12/31/2014                     1.63                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.25%              -18.1%
12/31/2017                     2.07                   0                   0               0.25%               13.3%
12/31/2016                     1.83                   0                   0               0.25%               20.3%
12/31/2015                     1.52                   0                   0               0.25%               -7.0%
12/31/2014                     1.64                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.00%              -17.8%
12/31/2017                     2.10                   0                   0               0.00%               13.6%
12/31/2016                     1.85                   0                   0               0.00%               20.6%
12/31/2015                     1.53                   0                   0               0.00%               -6.8%
12/31/2014                     1.64                   0                   0               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.6%
    2016        0.8%
    2015        1.2%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 OPPENHEIMER VALUE FUND A CLASS - 68380J303

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       107,721  $        120,228            3,719
                                                      ================  ===============
Receivables: investments sold                    228
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       107,949
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       107,949          80,791  $         1.34
Band 100                                        --              --            1.37
Band 75                                         --              --            1.41
Band 50                                         --              --            1.45
Band 25                                         --              --            1.49
Band 0                                          --              --            1.54
                                   ---------------  --------------
 Total                             $       107,949          80,791
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,647
Mortality & expense charges                                                           (1,807)
                                                                            -----------------
Net investment income (loss)                                                            (160)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              26,160
Realized gain distributions                                                           12,597
Net change in unrealized appreciation (depreciation)                                 (51,927)
                                                                            -----------------
Net gain (loss)                                                                      (13,170)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (13,330)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (160)  $           (623)
Net realized gain (loss)                                           26,160              6,928
Realized gain distributions                                        12,597             10,665
Net change in unrealized appreciation (depreciation)              (51,927)            16,021
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,330)            32,991
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           16,916             28,860
Cost of units redeemed                                           (146,242)           (42,293)
Account charges                                                      (344)              (460)
                                                         -----------------  -----------------
Increase (decrease)                                              (129,670)           (13,893)
                                                         -----------------  -----------------
Net increase (decrease)                                          (143,000)            19,098
Net assets, beginning                                             250,949            231,851
                                                         -----------------  -----------------
Net assets, ending                                       $        107,949   $        250,949
                                                         =================  =================

Units sold                                                         11,120             39,837
Units redeemed                                                    (94,738)           (49,367)
                                                         -----------------  -----------------
Net increase (decrease)                                           (83,618)            (9,530)
Units outstanding, beginning                                      164,409            173,939
                                                         -----------------  -----------------
Units outstanding, ending                                          80,791            164,409
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,101,696
Cost of units redeemed/account charges                                           (1,128,260)
Net investment income (loss)                                                          4,283
Net realized gain (loss)                                                            119,475
Realized gain distributions                                                          23,262
Net change in unrealized appreciation (depreciation)                                (12,507)
                                                                            ----------------
Net assets                                                                  $       107,949
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                  81  $              108               1.25%              -12.5%
12/31/2017                     1.53                 164                 251               1.25%               14.5%
12/31/2016                     1.33                 174                 232               1.25%               11.0%
12/31/2015                     1.20                 249                 299               1.25%               -5.0%
12/31/2014                     1.26                 166                 210               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               1.00%              -12.2%
12/31/2017                     1.57                   0                   0               1.00%               14.8%
12/31/2016                     1.36                   0                   0               1.00%               11.3%
12/31/2015                     1.23                   0                   0               1.00%               -4.8%
12/31/2014                     1.29                   0                   0               1.00%                9.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.75%              -12.0%
12/31/2017                     1.61                   0                   0               0.75%               15.1%
12/31/2016                     1.40                   0                   0               0.75%               11.6%
12/31/2015                     1.25                   0                   0               0.75%               -4.5%
12/31/2014                     1.31                   0                   0               0.75%                9.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.50%              -11.8%
12/31/2017                     1.65                   0                   0               0.50%               15.4%
12/31/2016                     1.43                   0                   0               0.50%               11.8%
12/31/2015                     1.28                   0                   0               0.50%               -4.3%
12/31/2014                     1.33                   0                   0               0.50%               10.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.25%              -11.6%
12/31/2017                     1.69                   0                   0               0.25%               15.7%
12/31/2016                     1.46                   0                   0               0.25%               12.1%
12/31/2015                     1.30                   0                   0               0.25%               -4.0%
12/31/2014                     1.36                   0                   0               0.25%               10.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.00%              -11.4%
12/31/2017                     1.73                   0                   0               0.00%               15.9%
12/31/2016                     1.49                   0                   0               0.00%               12.4%
12/31/2015                     1.33                  31                  41               0.00%               -3.8%
12/31/2014                     1.38                   0                   0               0.00%               10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.0%
    2016        1.6%
    2015        0.9%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 OPPENHEIMER VALUE FUND Y CLASS - 68380J816

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         40,540  $        48,022            1,364
                                                       ===============  ===============
Receivables: investments sold                      73
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         40,613
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       40,613          25,325  $          1.60
Band 100                                        --              --             1.63
Band 75                                         --              --             1.65
Band 50                                         --              --             1.68
Band 25                                         --              --             1.70
Band 0                                          --              --             1.73
                                    --------------  --------------
 Total                              $       40,613          25,325
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            663
Mortality & expense charges                                                               (505)
                                                                              -----------------
Net investment income (loss)                                                               158
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    60
Realized gain distributions                                                              4,607
Net change in unrealized appreciation (depreciation)                                   (10,457)
                                                                              -----------------
Net gain (loss)                                                                         (5,790)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (5,632)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            158   $            (12)
Net realized gain (loss)                                               60              4,173
Realized gain distributions                                         4,607              1,386
Net change in unrealized appreciation (depreciation)              (10,457)              (636)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,632)             4,911
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           12,617             20,857
Cost of units redeemed                                               (367)           (28,015)
Account charges                                                        (3)                (2)
                                                         -----------------  -----------------
Increase (decrease)                                                12,247             (7,160)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,615             (2,249)
Net assets, beginning                                              33,998             36,247
                                                         -----------------  -----------------
Net assets, ending                                       $         40,613   $         33,998
                                                         =================  =================

Units sold                                                          6,919             12,600
Units redeemed                                                       (201)           (16,762)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,718             (4,162)
Units outstanding, beginning                                       18,607             22,769
                                                         -----------------  -----------------
Units outstanding, ending                                          25,325             18,607
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        107,147
Cost of units redeemed/account charges                                                (71,165)
Net investment income (loss)                                                              818
Net realized gain (loss)                                                                5,302
Realized gain distributions                                                             5,993
Net change in unrealized appreciation (depreciation)                                   (7,482)
                                                                             -----------------
Net assets                                                                   $         40,613
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                  25  $               41               1.25%              -12.2%
12/31/2017                     1.83                  19                  34               1.25%               14.8%
12/31/2016                     1.59                  23                  36               1.25%               11.3%
12/31/2015                     1.43                  29                  42               1.25%               -4.7%
12/31/2014                     1.50                  34                  51               1.25%                9.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               1.00%              -12.0%
12/31/2017                     1.85                   0                   0               1.00%               15.1%
12/31/2016                     1.61                   0                   0               1.00%               11.6%
12/31/2015                     1.44                   0                   0               1.00%               -4.5%
12/31/2014                     1.51                   0                   0               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%              -11.8%
12/31/2017                     1.87                   0                   0               0.75%               15.4%
12/31/2016                     1.63                   0                   0               0.75%               11.8%
12/31/2015                     1.45                   0                   0               0.75%               -4.3%
12/31/2014                     1.52                   0                   0               0.75%               10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%              -11.6%
12/31/2017                     1.90                   0                   0               0.50%               15.6%
12/31/2016                     1.64                   0                   0               0.50%               12.1%
12/31/2015                     1.46                   0                   0               0.50%               -4.0%
12/31/2014                     1.53                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.25%              -11.3%
12/31/2017                     1.92                   0                   0               0.25%               15.9%
12/31/2016                     1.66                   0                   0               0.25%               12.4%
12/31/2015                     1.48                   0                   0               0.25%               -3.8%
12/31/2014                     1.53                   0                   0               0.25%               10.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.00%              -11.1%
12/31/2017                     1.95                   0                   0               0.00%               16.2%
12/31/2016                     1.68                   0                   0               0.00%               12.7%
12/31/2015                     1.49                   0                   0               0.00%               -3.6%
12/31/2014                     1.54                   0                   0               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.0%
    2016        1.4%
    2015        1.1%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER ACTIVE ALLOCATION FUND Y CLASS - 68382P760

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        156,859  $       165,699           11,964
                                                       ===============  ===============
Receivables: investments sold                      10
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        156,869
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       156,869         143,688  $         1.09
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.12
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       156,869         143,688
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,815
Mortality & expense charges                                                            (2,079)
                                                                             -----------------
Net investment income (loss)                                                              736
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  200
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (19,258)
                                                                             -----------------
Net gain (loss)                                                                       (19,058)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (18,322)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            736   $            939
Net realized gain (loss)                                              200                352
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (19,258)            10,418
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (18,322)            11,709
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           17,334            283,925
Cost of units redeemed                                                (20)          (137,549)
Account charges                                                      (142)               (66)
                                                         -----------------  -----------------
Increase (decrease)                                                17,172            146,310
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,150)           158,019
Net assets, beginning                                             158,019                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        156,869   $        158,019
                                                         =================  =================

Units sold                                                         15,159            252,546
Units redeemed                                                       (958)          (123,059)
                                                         -----------------  -----------------
Net increase (decrease)                                            14,201            129,487
Units outstanding, beginning                                      129,487                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         143,688            129,487
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        301,259
Cost of units redeemed/account charges                                               (137,777)
Net investment income (loss)                                                            1,675
Net realized gain (loss)                                                                  552
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (8,840)
                                                                             -----------------
Net assets                                                                   $        156,869
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                 144  $              157               1.25%              -10.5%
12/31/2017                     1.22                 129                 158               1.25%               18.1%
12/31/2016                     1.03                   0                   0               1.25%                3.3%
12/31/2015                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%              -10.3%
12/31/2017                     1.23                   0                   0               1.00%               18.4%
12/31/2016                     1.04                   0                   0               1.00%                3.6%
12/31/2015                     1.00                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%              -10.1%
12/31/2017                     1.24                   0                   0               0.75%               18.7%
12/31/2016                     1.04                   0                   0               0.75%                3.8%
12/31/2015                     1.00                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%               -9.9%
12/31/2017                     1.25                   0                   0               0.50%               19.0%
12/31/2016                     1.05                   0                   0               0.50%                4.1%
12/31/2015                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -9.6%
12/31/2017                     1.26                   0                   0               0.25%               19.3%
12/31/2016                     1.05                   0                   0               0.25%                4.3%
12/31/2015                     1.01                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -9.4%
12/31/2017                     1.27                   0                   0               0.00%               19.6%
12/31/2016                     1.06                   0                   0               0.00%                4.6%
12/31/2015                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        2.6%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER TOTAL RETURN BOND FUND Y CLASS - 683969604

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       552,751   $       568,903           84,376
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,849)
                                     ----------------
Net assets                           $       550,902
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       550,902         544,700  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       550,902         544,700
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         18,373
Mortality & expense charges                                                             (6,594)
                                                                              -----------------
Net investment income (loss)                                                            11,779
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,161)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (17,772)
                                                                              -----------------
Net gain (loss)                                                                        (21,933)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (10,154)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         11,779   $         20,893
Net realized gain (loss)                                            (4,161)           (38,396)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (17,772)            61,005
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (10,154)            43,502
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           161,941            233,572
Cost of units redeemed                                            (101,105)        (2,040,375)
Account charges                                                        (89)              (594)
                                                          -----------------  -----------------
Increase (decrease)                                                 60,747         (1,807,397)
                                                          -----------------  -----------------
Net increase (decrease)                                             50,593         (1,763,895)
Net assets, beginning                                              500,309          2,264,204
                                                          -----------------  -----------------
Net assets, ending                                        $        550,902   $        500,309
                                                          =================  =================

Units sold                                                         161,228            230,868
Units redeemed                                                    (100,926)        (2,011,172)
                                                          -----------------  -----------------
Net increase (decrease)                                             60,302         (1,780,304)
Units outstanding, beginning                                       484,398          2,264,702
                                                          -----------------  -----------------
Units outstanding, ending                                          544,700            484,398
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,896,799
Cost of units redeemed/account charges                                             (3,343,663)
Net investment income (loss)                                                           50,722
Net realized gain (loss)                                                              (36,804)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (16,152)
                                                                             -----------------
Net assets                                                                   $        550,902
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 545  $              551               1.25%               -2.1%
12/31/2017                     1.03                 484                 500               1.25%                3.3%
12/31/2016                     1.00               2,265               2,264               1.25%                1.7%
12/31/2015                     0.98                   0                   0               1.25%               -1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -1.8%
12/31/2017                     1.04                   0                   0               1.00%                3.6%
12/31/2016                     1.00                   0                   0               1.00%                2.0%
12/31/2015                     0.99                   0                   0               1.00%               -1.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -1.6%
12/31/2017                     1.05                   0                   0               0.75%                3.8%
12/31/2016                     1.01                   0                   0               0.75%                2.2%
12/31/2015                     0.99                   0                   0               0.75%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -1.3%
12/31/2017                     1.06                   0                   0               0.50%                4.1%
12/31/2016                     1.01                   0                   0               0.50%                2.5%
12/31/2015                     0.99                   0                   0               0.50%               -1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -1.1%
12/31/2017                     1.06                   0                   0               0.25%                4.3%
12/31/2016                     1.02                   0                   0               0.25%                2.8%
12/31/2015                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -0.8%
12/31/2017                     1.07                   0                   0               0.00%                4.6%
12/31/2016                     1.02                   0                   0               0.00%                3.0%
12/31/2015                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        2.6%
    2016        3.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER ACTIVE ALLOCATION FUND A CLASS - 68382P885

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        19,802   $        22,278            1,530
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (7)
                                     ----------------
Net assets                           $        19,795
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,470           1,360  $          1.08
Band 100                                        --              --             1.09
Band 75                                         --              --             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                      18,325          16,134             1.14
                                    --------------  --------------
 Total                              $       19,795          17,494
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $           358
Mortality & expense charges                                                            (292)
                                                                            ----------------
Net investment income (loss)                                                             66
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            241,472
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (224,704)
                                                                            ----------------
Net gain (loss)                                                                      16,768
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        16,834
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             66   $          6,817
Net realized gain (loss)                                          241,472              8,585
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (224,704)           176,437
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  16,834            191,839
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            5,648             97,903
Cost of units redeemed                                         (1,249,466)           (91,483)
Account charges                                                       (75)            (3,235)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,243,893)             3,185
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,227,059)           195,024
Net assets, beginning                                           1,246,854          1,051,830
                                                         -----------------  -----------------
Net assets, ending                                       $         19,795   $      1,246,854
                                                         =================  =================

Units sold                                                          4,572             86,762
Units redeemed                                                   (997,545)           (87,521)
                                                         -----------------  -----------------
Net increase (decrease)                                          (992,973)              (759)
Units outstanding, beginning                                    1,010,467          1,011,226
                                                         -----------------  -----------------
Units outstanding, ending                                          17,494          1,010,467
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,353,281
Cost of units redeemed/account charges                                           (1,604,852)
Net investment income (loss)                                                         10,376
Net realized gain (loss)                                                            263,466
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 (2,476)
                                                                            ----------------
Net assets                                                                  $        19,795
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   1  $                1               1.25%              -10.8%
12/31/2017                     1.21                 517                 626               1.25%               17.9%
12/31/2016                     1.03                 519                 534               1.25%                3.1%
12/31/2015                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%              -10.6%
12/31/2017                     1.22                   0                   0               1.00%               18.2%
12/31/2016                     1.03                   0                   0               1.00%                3.3%
12/31/2015                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%              -10.3%
12/31/2017                     1.23                   0                   0               0.75%               18.5%
12/31/2016                     1.04                   0                   0               0.75%                3.6%
12/31/2015                     1.00                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%              -10.1%
12/31/2017                     1.24                   0                   0               0.50%               18.8%
12/31/2016                     1.04                   0                   0               0.50%                3.8%
12/31/2015                     1.00                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -9.9%
12/31/2017                     1.25                   0                   0               0.25%               19.1%
12/31/2016                     1.05                   0                   0               0.25%                4.1%
12/31/2015                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                  16  $               18               0.00%               -9.7%
12/31/2017                     1.26                 494                 621               0.00%               19.4%
12/31/2016                     1.05                 492                 518               0.00%                4.3%
12/31/2015                     1.01                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        1.2%
    2016        1.9%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER TOTAL RETURN BOND FUND A CLASS - 683969109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        993,137  $     1,023,755          150,732
                                                       ===============  ===============
Receivables: investments sold                   1,051
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        994,188
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       994,188         994,759  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       994,188         994,759
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         37,749
Mortality & expense charges                                                           (14,913)
                                                                             -----------------
Net investment income (loss)                                                           22,836
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,302)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (41,187)
                                                                             -----------------
Net gain (loss)                                                                       (53,489)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (30,653)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,836   $         19,455
Net realized gain (loss)                                          (12,302)               734
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (41,187)            18,246
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (30,653)            38,435
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          159,105            177,234
Cost of units redeemed                                           (464,021)          (148,545)
Account charges                                                      (538)              (643)
                                                         -----------------  -----------------
Increase (decrease)                                              (305,454)            28,046
                                                         -----------------  -----------------
Net increase (decrease)                                          (336,107)            66,481
Net assets, beginning                                           1,330,295          1,263,814
                                                         -----------------  -----------------
Net assets, ending                                       $        994,188   $      1,330,295
                                                         =================  =================

Units sold                                                        171,456            175,518
Units redeemed                                                   (476,491)          (147,615)
                                                         -----------------  -----------------
Net increase (decrease)                                          (305,035)            27,903
Units outstanding, beginning                                    1,299,794          1,271,891
                                                         -----------------  -----------------
Units outstanding, ending                                         994,759          1,299,794
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,995,606
Cost of units redeemed/account charges                                              (1,016,211)
Net investment income (loss)                                                            49,747
Net realized gain (loss)                                                                (4,336)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (30,618)
                                                                              -----------------
Net assets                                                                    $        994,188
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 995  $              994               1.25%               -2.3%
12/31/2017                     1.02               1,300               1,330               1.25%                3.0%
12/31/2016                     0.99               1,272               1,264               1.25%                1.5%
12/31/2015                     0.98                 180                 176               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -2.1%
12/31/2017                     1.03                   0                   0               1.00%                3.3%
12/31/2016                     1.00                   0                   0               1.00%                1.7%
12/31/2015                     0.98                   0                   0               1.00%               -1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -1.9%
12/31/2017                     1.04                   0                   0               0.75%                3.5%
12/31/2016                     1.00                   0                   0               0.75%                2.0%
12/31/2015                     0.98                   0                   0               0.75%               -1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -1.6%
12/31/2017                     1.05                   0                   0               0.50%                3.8%
12/31/2016                     1.01                   0                   0               0.50%                2.2%
12/31/2015                     0.99                   0                   0               0.50%               -1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -1.4%
12/31/2017                     1.05                   0                   0               0.25%                4.0%
12/31/2016                     1.01                   0                   0               0.25%                2.5%
12/31/2015                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -1.1%
12/31/2017                     1.06                   0                   0               0.00%                4.3%
12/31/2016                     1.02                   0                   0               0.00%                2.8%
12/31/2015                     0.99                   0                   0               0.00%               -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        2.8%
    2016        2.0%
    2015        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER DEVELOPING MARKETS FUND I CLASS - 683974604

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,991,823  $      6,173,930          159,441
                                                      ================  ===============
Receivables: investments sold                 25,511
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,017,334
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,726,150       3,236,160  $          1.15
Band 100                                         --              --             1.16
Band 75                                          --              --             1.16
Band 50                                          --              --             1.17
Band 25                                          --              --             1.18
Band 0                                    2,291,184       1,939,279             1.18
                                    ---------------  --------------
 Total                              $     6,017,334       5,175,439
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         47,804
Mortality & expense charges                                                          (17,902)
                                                                            -----------------
Net investment income (loss)                                                          29,902
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              60,797
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (621,102)
                                                                            -----------------
Net gain (loss)                                                                     (560,305)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (530,403)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         29,902   $         21,188
Net realized gain (loss)                                           60,797             58,696
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (621,102)           438,995
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (530,403)           518,879
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,069,551          3,323,894
Cost of units redeemed                                           (856,470)          (501,144)
Account charges                                                    (4,617)            (2,356)
                                                         -----------------  -----------------
Increase (decrease)                                             3,208,464          2,820,394
                                                         -----------------  -----------------
Net increase (decrease)                                         2,678,061          3,339,273
Net assets, beginning                                           3,339,273                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,017,334   $      3,339,273
                                                         =================  =================

Units sold                                                      3,395,677          2,895,732
Units redeemed                                                   (719,681)          (396,289)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,675,996          2,499,443
Units outstanding, beginning                                    2,499,443                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,175,439          2,499,443
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,393,445
Cost of units redeemed/account charges                                           (1,364,587)
Net investment income (loss)                                                         51,090
Net realized gain (loss)                                                            119,493
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (182,107)
                                                                            ----------------
Net assets                                                                  $     6,017,334
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15               3,236  $            3,726               1.25%              -12.9%
12/31/2017                     1.32                 491                 649               1.25%               33.7%
12/31/2016                     0.99                   0                   0               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%              -12.7%
12/31/2017                     1.33                   0                   0               1.00%               34.0%
12/31/2016                     0.99                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%              -12.5%
12/31/2017                     1.33                   0                   0               0.75%               34.3%
12/31/2016                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%              -12.2%
12/31/2017                     1.33                   0                   0               0.50%               34.7%
12/31/2016                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%              -12.0%
12/31/2017                     1.34                   0                   0               0.25%               35.0%
12/31/2016                     0.99                   0                   0               0.25%               -1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18               1,939  $            2,291               0.00%              -11.8%
12/31/2017                     1.34               2,008               2,690               0.00%               35.3%
12/31/2016                     0.99                   0                   0               0.00%               -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       OPPENHEIMER INTERNATIONAL SMID COMPANY FUND I CLASS - 68380U605

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         37,096  $        45,419              923
                                                       ===============  ===============
Receivables: investments sold                   1,266
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         38,362
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       38,362          31,078  $          1.23
Band 100                                        --              --             1.24
Band 75                                         --              --             1.25
Band 50                                         --              --             1.25
Band 25                                         --              --             1.26
Band 0                                          --              --             1.27
                                    --------------  --------------
 Total                              $       38,362          31,078
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            401
Mortality & expense charges                                                              (455)
                                                                             -----------------
Net investment income (loss)                                                              (54)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  289
Realized gain distributions                                                             3,490
Net change in unrealized appreciation (depreciation)                                   (8,420)
                                                                             -----------------
Net gain (loss)                                                                        (4,641)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (4,695)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (54)  $            285
Net realized gain (loss)                                              289                 --
Realized gain distributions                                         3,490                577
Net change in unrealized appreciation (depreciation)               (8,420)                97
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,695)               959
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           19,267             26,178
Cost of units redeemed                                             (3,018)              (329)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                16,249             25,849
                                                         -----------------  -----------------
Net increase (decrease)                                            11,554             26,808
Net assets, beginning                                              26,808                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         38,362   $         26,808
                                                         =================  =================

Units sold                                                         13,597             19,735
Units redeemed                                                     (2,015)              (239)
                                                         -----------------  -----------------
Net increase (decrease)                                            11,582             19,496
Units outstanding, beginning                                       19,496                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          31,078             19,496
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         45,445
Cost of units redeemed/account charges                                                 (3,347)
Net investment income (loss)                                                              231
Net realized gain (loss)                                                                  289
Realized gain distributions                                                             4,067
Net change in unrealized appreciation (depreciation)                                   (8,323)
                                                                             -----------------
Net assets                                                                   $         38,362
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                  31  $               38               1.25%              -10.2%
12/31/2017                     1.38                  19                  27               1.25%               36.8%
12/31/2016                     1.00                   0                   0               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%              -10.0%
12/31/2017                     1.38                   0                   0               1.00%               37.2%
12/31/2016                     1.01                   0                   0               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.75%               -9.8%
12/31/2017                     1.38                   0                   0               0.75%               37.5%
12/31/2016                     1.01                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -9.5%
12/31/2017                     1.39                   0                   0               0.50%               37.8%
12/31/2016                     1.01                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%               -9.3%
12/31/2017                     1.39                   0                   0               0.25%               38.2%
12/31/2016                     1.01                   0                   0               0.25%                0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.00%               -9.1%
12/31/2017                     1.39                   0                   0               0.00%               38.5%
12/31/2016                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER INTERNATIONAL GROWTH FUND I CLASS - 68380L605

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,974,436  $      4,844,457          114,603
                                                      ================  ===============
Receivables: investments sold                 34,748
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,009,184
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,009,184       3,937,745  $          1.02
Band 100                                         --              --             1.02
Band 75                                          --              --             1.03
Band 50                                          --              --             1.03
Band 25                                          --              --             1.04
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     4,009,184       3,937,745
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         64,237
Mortality & expense charges                                                          (39,409)
                                                                            -----------------
Net investment income (loss)                                                          24,828
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              16,967
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (945,752)
                                                                            -----------------
Net gain (loss)                                                                     (928,785)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (903,957)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,828   $          5,982
Net realized gain (loss)                                           16,967             12,030
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (945,752)            75,731
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (903,957)            93,743
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,996,080          2,473,610
Cost of units redeemed                                         (1,277,673)          (368,737)
Account charges                                                    (2,627)            (1,255)
                                                         -----------------  -----------------
Increase (decrease)                                             2,715,780          2,103,618
                                                         -----------------  -----------------
Net increase (decrease)                                         1,811,823          2,197,361
Net assets, beginning                                           2,197,361                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,009,184   $      2,197,361
                                                         =================  =================

Units sold                                                      3,573,604          2,022,406
Units redeemed                                                 (1,357,366)          (300,899)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,216,238          1,721,507
Units outstanding, beginning                                    1,721,507                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,937,745          1,721,507
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,469,690
Cost of units redeemed/account charges                                            (1,650,292)
Net investment income (loss)                                                          30,810
Net realized gain (loss)                                                              28,997
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (870,021)
                                                                            -----------------
Net assets                                                                  $      4,009,184
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               3,938  $            4,009               1.25%              -20.2%
12/31/2017                     1.28               1,722               2,197               1.25%               25.6%
12/31/2016                     1.02                   0                   0               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%              -20.0%
12/31/2017                     1.28                   0                   0               1.00%               25.9%
12/31/2016                     1.02                   0                   0               1.00%                1.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -19.8%
12/31/2017                     1.28                   0                   0               0.75%               26.2%
12/31/2016                     1.02                   0                   0               0.75%                1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%              -19.6%
12/31/2017                     1.29                   0                   0               0.50%               26.5%
12/31/2016                     1.02                   0                   0               0.50%                1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%              -19.4%
12/31/2017                     1.29                   0                   0               0.25%               26.8%
12/31/2016                     1.02                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%              -19.2%
12/31/2017                     1.29                   0                   0               0.00%               27.2%
12/31/2016                     1.02                   0                   0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 OPPENHEIMER GLOBAL FUND I CLASS - 683924609

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         72,194  $        75,383              977
                                                       ===============  ===============
Receivables: investments sold                      32
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         72,226
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       72,226          75,339  $          0.96
Band 100                                        --              --             0.96
Band 75                                         --              --             0.97
Band 50                                         --              --             0.97
Band 25                                         --              --             0.97
Band 0                                          --              --             0.98
                                    --------------  --------------
 Total                              $       72,226          75,339
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            464
Mortality & expense charges                                                               (510)
                                                                              -----------------
Net investment income (loss)                                                               (46)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,476)
Realized gain distributions                                                              5,195
Net change in unrealized appreciation (depreciation)                                    (3,189)
                                                                              -----------------
Net gain (loss)                                                                         (6,470)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (6,516)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (46)  $             --
Net realized gain (loss)                                           (8,476)                --
Realized gain distributions                                         5,195                 --
Net change in unrealized appreciation (depreciation)               (3,189)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (6,516)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          124,141                 --
Cost of units redeemed                                            (45,229)                --
Account charges                                                      (170)                --
                                                         -----------------  ----------------
Increase (decrease)                                                78,742                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            72,226                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         72,226   $             --
                                                         =================  ================

Units sold                                                        119,790                 --
Units redeemed                                                    (44,451)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            75,339                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          75,339                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        124,141
Cost of units redeemed/account charges                                                 (45,399)
Net investment income (loss)                                                               (46)
Net realized gain (loss)                                                                (8,476)
Realized gain distributions                                                              5,195
Net change in unrealized appreciation (depreciation)                                    (3,189)
                                                                              -----------------
Net assets                                                                    $         72,226
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                  75  $               72               1.25%              -14.3%
12/31/2017                     1.12                   0                   0               1.25%               11.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%              -14.1%
12/31/2017                     1.12                   0                   0               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -13.9%
12/31/2017                     1.12                   0                   0               0.75%               12.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%              -13.6%
12/31/2017                     1.12                   0                   0               0.50%               12.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%              -13.4%
12/31/2017                     1.12                   0                   0               0.25%               12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%              -13.2%
12/31/2017                     1.13                   0                   0               0.00%               12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER GLOBAL OPPORTUNITIES FUND I CLASS - 683943609

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        15,055   $        16,732              289
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (12)
                                     ----------------
Net assets                           $        15,043
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       15,043          15,598  $          0.96
Band 100                                        --              --             0.97
Band 75                                         --              --             0.97
Band 50                                         --              --             0.98
Band 25                                         --              --             0.98
Band 0                                          --              --             0.98
                                    --------------  --------------
 Total                              $       15,043          15,598
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                              (252)
                                                                             -----------------
Net investment income (loss)                                                             (252)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (22,980)
Realized gain distributions                                                            11,107
Net change in unrealized appreciation (depreciation)                                   (1,677)
                                                                             -----------------
Net gain (loss)                                                                       (13,550)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (13,802)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (252)  $             --
Net realized gain (loss)                                          (22,980)                --
Realized gain distributions                                        11,107                 --
Net change in unrealized appreciation (depreciation)               (1,677)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (13,802)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          248,713                 --
Cost of units redeemed                                           (219,847)                --
Account charges                                                       (21)                --
                                                         -----------------  ----------------
Increase (decrease)                                                28,845                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            15,043                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         15,043   $             --
                                                         =================  ================

Units sold                                                        226,354                 --
Units redeemed                                                   (210,756)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            15,598                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          15,598                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        248,713
Cost of units redeemed/account charges                                               (219,868)
Net investment income (loss)                                                             (252)
Net realized gain (loss)                                                              (22,980)
Realized gain distributions                                                            11,107
Net change in unrealized appreciation (depreciation)                                   (1,677)
                                                                             -----------------
Net assets                                                                   $         15,043
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                  16  $               15               1.25%              -18.8%
12/31/2017                     1.19                   0                   0               1.25%               18.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%              -18.6%
12/31/2017                     1.19                   0                   0               1.00%               18.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -18.4%
12/31/2017                     1.19                   0                   0               0.75%               19.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%              -18.2%
12/31/2017                     1.19                   0                   0               0.50%               19.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%              -18.0%
12/31/2017                     1.19                   0                   0               0.25%               19.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%              -17.8%
12/31/2017                     1.20                   0                   0               0.00%               19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           OPPENHEIMER INTERNATIONAL BOND FUND I CLASS - 68380T608

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       573,744  $        605,306          106,754
                                                      ================  ===============
Receivables: investments sold                    563
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       574,307
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       574,307         592,590  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $       574,307         592,590
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         14,377
Mortality & expense charges                                                             (3,518)
                                                                              -----------------
Net investment income (loss)                                                            10,859
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,733)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (31,562)
                                                                              -----------------
Net gain (loss)                                                                        (33,295)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (22,436)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,859   $             --
Net realized gain (loss)                                           (1,733)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (31,562)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (22,436)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          664,033                 --
Cost of units redeemed                                            (67,281)                --
Account charges                                                        (9)                --
                                                         -----------------  ----------------
Increase (decrease)                                               596,743                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           574,307                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        574,307   $             --
                                                         =================  ================

Units sold                                                        662,036                 --
Units redeemed                                                    (69,446)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           592,590                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         592,590                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        664,033
Cost of units redeemed/account charges                                                 (67,290)
Net investment income (loss)                                                            10,859
Net realized gain (loss)                                                                (1,733)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (31,562)
                                                                              -----------------
Net assets                                                                    $        574,307
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                 593  $              574               1.25%               -6.7%
12/31/2017                     1.04                   0                   0               1.25%                3.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -6.5%
12/31/2017                     1.04                   0                   0               1.00%                4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -6.3%
12/31/2017                     1.04                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -6.0%
12/31/2017                     1.04                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -5.8%
12/31/2017                     1.04                   0                   0               0.25%                4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -5.5%
12/31/2017                     1.05                   0                   0               0.00%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       OPPENHEIMER MID CAP VALUE FUND I CLASS - 68380E767 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.25%              -18.7%
12/31/2017                     1.09                   0                   0               1.25%                9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -18.5%
12/31/2017                     1.09                   0                   0               1.00%                9.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.75%              -18.3%
12/31/2017                     1.09                   0                   0               0.75%                9.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.50%              -18.1%
12/31/2017                     1.10                   0                   0               0.50%                9.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.25%              -17.9%
12/31/2017                     1.10                   0                   0               0.25%                9.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -17.7%
12/31/2017                     1.10                   0                   0               0.00%                9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          OPPENHEIMER SENIOR FLOATING RATE FUND I CLASS - 68381K606

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       480,483   $       504,545           62,262
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,034)
                                     ----------------
Net assets                           $       475,449
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       475,449         474,498  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       475,449         474,498
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         10,970
Mortality & expense charges                                                             (2,733)
                                                                              -----------------
Net investment income (loss)                                                             8,237
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    68
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (24,462)
                                                                              -----------------
Net gain (loss)                                                                        (24,394)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (16,157)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,237   $            153
Net realized gain (loss)                                               68                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (24,462)               400
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (16,157)               553
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          496,012            213,385
Cost of units redeemed                                           (114,252)          (103,564)
Account charges                                                      (528)                --
                                                         -----------------  -----------------
Increase (decrease)                                               381,232            109,821
                                                         -----------------  -----------------
Net increase (decrease)                                           365,075            110,374
Net assets, beginning                                             110,374                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        475,449   $        110,374
                                                         =================  =================

Units sold                                                        478,139            209,734
Units redeemed                                                   (111,684)          (101,691)
                                                         -----------------  -----------------
Net increase (decrease)                                           366,455            108,043
Units outstanding, beginning                                      108,043                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         474,498            108,043
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        709,397
Cost of units redeemed/account charges                                                (218,344)
Net investment income (loss)                                                             8,390
Net realized gain (loss)                                                                    68
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (24,062)
                                                                              -----------------
Net assets                                                                    $        475,449
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 474  $              475               1.25%               -1.9%
12/31/2017                     1.02                 108                 110               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -1.7%
12/31/2017                     1.02                   0                   0               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -1.4%
12/31/2017                     1.02                   0                   0               0.75%                2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -1.2%
12/31/2017                     1.03                   0                   0               0.50%                2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -0.9%
12/31/2017                     1.03                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -0.7%
12/31/2017                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.7%
    2017        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    OPPENHEIMER DISCOVERY MID CAP GROWTH I CLASS - 68379Y600 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.85
Band 50                                         --              --            0.85
Band 25                                         --              --            0.85
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      UIT-OPPENHEIMER GOLD & SPECIAL MINERALS FUND I CLASS - 683910608

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         14,584  $        14,126            1,010
                                                       ===============  ===============
Receivables: investments sold                   4,412
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         18,996
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,996          20,197  $          0.94
Band 100                                        --              --             0.94
Band 75                                         --              --             0.94
Band 50                                         --              --             0.95
Band 25                                         --              --             0.95
Band 0                                          --              --             0.95
                                    --------------  --------------
 Total                              $       18,996          20,197
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $             --
Mortality & expense charges                                                              (6)
                                                                           -----------------
Net investment income (loss)                                                             (6)
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    458
                                                                           -----------------
Net gain (loss)                                                                         458
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            452
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (6)  $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  458                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     452                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           18,563                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (19)                --
                                                         -----------------  ----------------
Increase (decrease)                                                18,544                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            18,996                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         18,996   $             --
                                                         =================  ================

Units sold                                                         20,217                 --
Units redeemed                                                        (20)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            20,197                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          20,197                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $         18,563
Cost of units redeemed/account charges                                                  (19)
Net investment income (loss)                                                             (6)
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    458
                                                                           -----------------
Net assets                                                                 $         18,996
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                  20  $               19               0.00%               -5.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PARNASSUS CORE EQUITY FUND INVESTOR CLASS - 701769101

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   19,211,922   $    19,195,337          492,739
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (290,537)
                                     ---------------
Net assets                           $   18,921,385
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   18,921,385        8,554,068  $         2.21
Band 100                                        --               --            2.26
Band 75                                         --               --            2.30
Band 50                                         --               --            2.35
Band 25                                         --               --            2.40
Band 0                                          --               --            2.45
                                    --------------  ---------------
 Total                              $   18,921,385        8,554,068
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       218,169
Mortality & expense charges                                                        (271,062)
                                                                            ----------------
Net investment income (loss)                                                        (52,893)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            712,184
Realized gain distributions                                                       1,507,627
Net change in unrealized appreciation (depreciation)                             (2,301,142)
                                                                            ----------------
Net gain (loss)                                                                     (81,331)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (134,224)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (52,893)  $         17,628
Net realized gain (loss)                                          712,184            302,689
Realized gain distributions                                     1,507,627          1,195,642
Net change in unrealized appreciation (depreciation)           (2,301,142)         1,414,649
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (134,224)         2,930,608
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,371,179          3,107,995
Cost of units redeemed                                         (5,785,316)        (3,508,963)
Account charges                                                   (19,853)           (17,376)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,433,990)          (418,344)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,568,214)         2,512,264
Net assets, beginning                                          22,489,599         19,977,335
                                                         -----------------  -----------------
Net assets, ending                                       $     18,921,385   $     22,489,599
                                                         =================  =================

Units sold                                                      1,030,732          1,482,611
Units redeemed                                                 (2,498,468)        (1,710,304)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,467,736)          (227,693)
Units outstanding, beginning                                   10,021,804         10,249,497
                                                         -----------------  -----------------
Units outstanding, ending                                       8,554,068         10,021,804
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     27,235,382
Cost of units redeemed/account charges                                           (14,612,600)
Net investment income (loss)                                                         118,436
Net realized gain (loss)                                                           1,416,543
Realized gain distributions                                                        4,747,039
Net change in unrealized appreciation (depreciation)                                  16,585
                                                                            -----------------
Net assets                                                                  $     18,921,385
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21               8,554  $           18,921               1.25%               -1.4%
12/31/2017                     2.24              10,022              22,490               1.25%               15.1%
12/31/2016                     1.95              10,249              19,977               1.25%                9.0%
12/31/2015                     1.79               6,938              12,402               1.25%               -1.8%
12/31/2014                     1.82               6,579              11,975               1.25%               13.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.26                   0  $                0               1.00%               -1.2%
12/31/2017                     2.28                   0                   0               1.00%               15.4%
12/31/2016                     1.98                   0                   0               1.00%                9.3%
12/31/2015                     1.81                   0                   0               1.00%               -1.5%
12/31/2014                     1.84                   0                   0               1.00%               13.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.30                   0  $                0               0.75%               -0.9%
12/31/2017                     2.33                   0                   0               0.75%               15.7%
12/31/2016                     2.01                   0                   0               0.75%                9.6%
12/31/2015                     1.83                   0                   0               0.75%               -1.3%
12/31/2014                     1.86                   0                   0               0.75%               13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.50%               -0.7%
12/31/2017                     2.37                   0                   0               0.50%               16.0%
12/31/2016                     2.04                   0                   0               0.50%                9.9%
12/31/2015                     1.86                   0                   0               0.50%               -1.0%
12/31/2014                     1.88                   0                   0               0.50%               13.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.25%               -0.4%
12/31/2017                     2.41                   0                   0               0.25%               16.3%
12/31/2016                     2.07                   0                   0               0.25%               10.1%
12/31/2015                     1.88                   0                   0               0.25%               -0.8%
12/31/2014                     1.90                   0                   0               0.25%               14.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.00%               -0.2%
12/31/2017                     2.45                   0                   0               0.00%               16.6%
12/31/2016                     2.11                   0                   0               0.00%               10.4%
12/31/2015                     1.91                   0                   0               0.00%               -0.6%
12/31/2014                     1.92                   0                   0               0.00%               14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.3%
    2016        1.1%
    2015        2.2%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                         PARNASSUS FUND - 701765109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,370,847  $     1,492,575           33,814
                                                       ===============  ===============
Receivables: investments sold                   4,160
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,375,007
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,375,007         635,232  $          2.16
Band 100                                        --              --             2.21
Band 75                                         --              --             2.25
Band 50                                         --              --             2.30
Band 25                                         --              --             2.35
Band 0                                          --              --             2.40
                                    --------------  --------------
 Total                              $    1,375,007         635,232
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         17,897
Mortality & expense charges                                                          (21,692)
                                                                            -----------------
Net investment income (loss)                                                          (3,795)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,508
Realized gain distributions                                                           83,811
Net change in unrealized appreciation (depreciation)                                (281,784)
                                                                            -----------------
Net gain (loss)                                                                     (168,465)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (172,260)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,795)  $         (7,419)
Net realized gain (loss)                                           29,508             69,617
Realized gain distributions                                        83,811            125,146
Net change in unrealized appreciation (depreciation)             (281,784)            71,842
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (172,260)           259,186
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          138,142            254,841
Cost of units redeemed                                           (364,549)          (630,352)
Account charges                                                    (2,387)            (3,551)
                                                         -----------------  -----------------
Increase (decrease)                                              (228,794)          (379,062)
                                                         -----------------  -----------------
Net increase (decrease)                                          (401,054)          (119,876)
Net assets, beginning                                           1,776,061          1,895,937
                                                         -----------------  -----------------
Net assets, ending                                       $      1,375,007   $      1,776,061
                                                         =================  =================

Units sold                                                         58,152            113,478
Units redeemed                                                   (154,352)          (277,165)
                                                         -----------------  -----------------
Net increase (decrease)                                           (96,200)          (163,687)
Units outstanding, beginning                                      731,432            895,119
                                                         -----------------  -----------------
Units outstanding, ending                                         635,232            731,432
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,051,201
Cost of units redeemed/account charges                                           (2,782,199)
Net investment income (loss)                                                        132,671
Net realized gain (loss)                                                            168,427
Realized gain distributions                                                         926,635
Net change in unrealized appreciation (depreciation)                               (121,728)
                                                                            ----------------
Net assets                                                                  $     1,375,007
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                 635  $            1,375               1.25%              -10.9%
12/31/2017                     2.43                 731               1,776               1.25%               14.6%
12/31/2016                     2.12                 895               1,896               1.25%               12.1%
12/31/2015                     1.89               1,038               1,962               1.25%               -1.0%
12/31/2014                     1.91                 976               1,863               1.25%               13.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               1.00%              -10.6%
12/31/2017                     2.47                   0                   0               1.00%               14.9%
12/31/2016                     2.15                   0                   0               1.00%               12.3%
12/31/2015                     1.91                   0                   0               1.00%               -0.7%
12/31/2014                     1.93                   0                   0               1.00%               13.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.75%              -10.4%
12/31/2017                     2.52                   0                   0               0.75%               15.2%
12/31/2016                     2.18                   0                   0               0.75%               12.6%
12/31/2015                     1.94                   0                   0               0.75%               -0.5%
12/31/2014                     1.95                   0                   0               0.75%               13.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.30                   0  $                0               0.50%              -10.2%
12/31/2017                     2.56                   0                   0               0.50%               15.5%
12/31/2016                     2.22                   0                   0               0.50%               12.9%
12/31/2015                     1.97                   0                   0               0.50%               -0.2%
12/31/2014                     1.97                   0                   0               0.50%               14.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   0  $                0               0.25%              -10.0%
12/31/2017                     2.61                   0                   0               0.25%               15.8%
12/31/2016                     2.25                   0                   0               0.25%               13.2%
12/31/2015                     1.99                   0                   0               0.25%                0.0%
12/31/2014                     1.99                   0                   0               0.25%               14.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.00%               -9.7%
12/31/2017                     2.66                   0                   0               0.00%               16.1%
12/31/2016                     2.29                   0                   0               0.00%               13.5%
12/31/2015                     2.02                   0                   0               0.00%                0.3%
12/31/2014                     2.01                   0                   0               0.00%               14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.9%
    2016        0.8%
    2015        4.3%
    2014        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                     PARNASSUS MID CAP FUND - 701765885

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,983,893  $     13,216,500          449,892
                                                      ================  ===============
Receivables: investments sold                 17,882
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    13,001,775
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   13,001,775        6,099,392  $         2.13
Band 100                                        --               --            2.18
Band 75                                         --               --            2.22
Band 50                                         --               --            2.27
Band 25                                         --               --            2.31
Band 0                                          --               --            2.36
                                    --------------  ---------------
 Total                              $   13,001,775        6,099,392
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        98,179
Mortality & expense charges                                                        (173,014)
                                                                            ----------------
Net investment income (loss)                                                        (74,835)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            293,488
Realized gain distributions                                                         391,089
Net change in unrealized appreciation (depreciation)                             (1,752,439)
                                                                            ----------------
Net gain (loss)                                                                  (1,067,862)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,142,697)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (74,835)  $         52,361
Net realized gain (loss)                                          293,488            480,151
Realized gain distributions                                       391,089            362,908
Net change in unrealized appreciation (depreciation)           (1,752,439)           873,749
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,142,697)         1,769,169
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,923,120          3,927,587
Cost of units redeemed                                         (3,817,757)        (4,724,860)
Account charges                                                   (46,135)           (62,883)
                                                         -----------------  -----------------
Increase (decrease)                                                59,228           (860,156)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,083,469)           909,013
Net assets, beginning                                          14,085,244         13,176,231
                                                         -----------------  -----------------
Net assets, ending                                       $     13,001,775   $     14,085,244
                                                         =================  =================

Units sold                                                      1,926,891          2,990,943
Units redeemed                                                 (1,919,585)        (3,328,125)
                                                         -----------------  -----------------
Net increase (decrease)                                             7,306           (337,182)
Units outstanding, beginning                                    6,092,086          6,429,268
                                                         -----------------  -----------------
Units outstanding, ending                                       6,099,392          6,092,086
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    23,945,586
Cost of units redeemed/account charges                                          (12,885,545)
Net investment income (loss)                                                        (44,892)
Net realized gain (loss)                                                            927,972
Realized gain distributions                                                       1,291,261
Net change in unrealized appreciation (depreciation)                               (232,607)
                                                                            ----------------
Net assets                                                                  $    13,001,775
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13               6,099  $           13,002               1.25%               -7.8%
12/31/2017                     2.31               6,092              14,085               1.25%               14.4%
12/31/2016                     2.02               5,334              10,785               1.25%               14.6%
12/31/2015                     1.76                 887               1,564               1.25%               -2.1%
12/31/2014                     1.80                 480                 865               1.25%                9.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               1.00%               -7.6%
12/31/2017                     2.35                   0                   0               1.00%               14.6%
12/31/2016                     2.05                   0                   0               1.00%               14.9%
12/31/2015                     1.79                   0                   0               1.00%               -1.9%
12/31/2014                     1.82                   0                   0               1.00%               10.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.75%               -7.3%
12/31/2017                     2.40                   0                   0               0.75%               14.9%
12/31/2016                     2.09                   0                   0               0.75%               15.2%
12/31/2015                     1.81                   0                   0               0.75%               -1.6%
12/31/2014                     1.84                   0                   0               0.75%               10.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               0.50%               -7.1%
12/31/2017                     2.44                   0                   0               0.50%               15.2%
12/31/2016                     2.12                   0                   0               0.50%               15.5%
12/31/2015                     1.83                   0                   0               0.50%               -1.4%
12/31/2014                     1.86                   0                   0               0.50%               10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                   0  $                0               0.25%               -6.9%
12/31/2017                     2.48                   0                   0               0.25%               15.5%
12/31/2016                     2.15                   0                   0               0.25%               15.8%
12/31/2015                     1.86                   0                   0               0.25%               -1.1%
12/31/2014                     1.88                   0                   0               0.25%               11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.36                   0  $                0               0.00%               -6.6%
12/31/2017                     2.53                   0                   0               0.00%               15.8%
12/31/2016                     2.18               1,095               2,391               0.00%               16.1%
12/31/2015                     1.88               1,076               2,025               0.00%               -0.9%
12/31/2014                     1.90                   0                   0               0.00%               11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        1.5%
    2016        0.6%
    2015        1.1%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PAX BALANCED FUND INDIVIDUAL INVESTOR CLASS - 704223106

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,222,444  $      1,330,674           57,826
                                                      ================  ===============
Receivables: investments sold                    432
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,222,876
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,069,120         575,874  $          1.86
Band 100                                   153,756          80,842             1.90
Band 75                                         --              --             1.95
Band 50                                         --              --             2.00
Band 25                                         --              --             2.04
Band 0                                          --              --             2.09
                                    --------------  --------------
 Total                              $    1,222,876         656,716
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         26,679
Mortality & expense charges                                                            (15,677)
                                                                              -----------------
Net investment income (loss)                                                            11,002
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,403)
Realized gain distributions                                                              8,320
Net change in unrealized appreciation (depreciation)                                   (85,159)
                                                                              -----------------
Net gain (loss)                                                                        (79,242)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (68,240)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         11,002   $         (2,250)
Net realized gain (loss)                                            (2,403)           (26,881)
Realized gain distributions                                          8,320            145,486
Net change in unrealized appreciation (depreciation)               (85,159)           (20,713)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (68,240)            95,642
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           173,087          1,515,506
Cost of units redeemed                                            (155,032)          (396,333)
Account charges                                                       (672)              (704)
                                                          -----------------  -----------------
Increase (decrease)                                                 17,383          1,118,469
                                                          -----------------  -----------------
Net increase (decrease)                                            (50,857)         1,214,111
Net assets, beginning                                            1,273,733             59,622
                                                          -----------------  -----------------
Net assets, ending                                        $      1,222,876   $      1,273,733
                                                          =================  =================

Units sold                                                          87,972            828,528
Units redeemed                                                     (79,008)          (214,775)
                                                          -----------------  -----------------
Net increase (decrease)                                              8,964            613,753
Units outstanding, beginning                                       647,752             33,999
                                                          -----------------  -----------------
Units outstanding, ending                                          656,716            647,752
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,821,535
Cost of units redeemed/account charges                                               (628,873)
Net investment income (loss)                                                            8,500
Net realized gain (loss)                                                              (32,610)
Realized gain distributions                                                           162,554
Net change in unrealized appreciation (depreciation)                                 (108,230)
                                                                             -----------------
Net assets                                                                   $      1,222,876
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                 576  $            1,069               1.25%               -5.3%
12/31/2017                     1.96                 550               1,078               1.25%               11.8%
12/31/2016                     1.75                  34                  60               1.25%                4.5%
12/31/2015                     1.68                  27                  46               1.25%               -1.8%
12/31/2014                     1.71                  24                  41               1.25%                6.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                  81  $              154               1.00%               -5.0%
12/31/2017                     2.00                  98                 195               1.00%               12.0%
12/31/2016                     1.79                   0                   0               1.00%                4.8%
12/31/2015                     1.71                   0                   0               1.00%               -1.5%
12/31/2014                     1.73                   0                   0               1.00%                6.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.95                   0  $                0               0.75%               -4.8%
12/31/2017                     2.05                   0                   0               0.75%               12.3%
12/31/2016                     1.82                   0                   0               0.75%                5.0%
12/31/2015                     1.73                   0                   0               0.75%               -1.3%
12/31/2014                     1.76                   0                   0               0.75%                7.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.50%               -4.6%
12/31/2017                     2.09                   0                   0               0.50%               12.6%
12/31/2016                     1.86                   0                   0               0.50%                5.3%
12/31/2015                     1.76                   0                   0               0.50%               -1.0%
12/31/2014                     1.78                   0                   0               0.50%                7.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.25%               -4.3%
12/31/2017                     2.14                   0                   0               0.25%               12.9%
12/31/2016                     1.89                   0                   0               0.25%                5.5%
12/31/2015                     1.79                   0                   0               0.25%               -0.8%
12/31/2014                     1.81                   0                   0               0.25%                7.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.00%               -4.1%
12/31/2017                     2.18                   0                   0               0.00%               13.2%
12/31/2016                     1.93                   0                   0               0.00%                5.8%
12/31/2015                     1.82                   0                   0               0.00%               -0.5%
12/31/2014                     1.83                   0                   0               0.00%                8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.3%
    2016        1.3%
    2015        0.9%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   PAX GLOBAL ENVIRONMENTAL MARKETS FUND INDIV. INVESTOR CLASS - 704223783

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        547,605  $       602,220           41,235
                                                       ===============  ===============
Receivables: investments sold                   1,296
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        548,901
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       494,290         237,137  $         2.08
Band 100                                    40,451          18,943            2.14
Band 75                                         --              --            2.19
Band 50                                         --              --            2.24
Band 25                                         --              --            2.30
Band 0                                      14,160           6,020            2.35
                                   ---------------  --------------
 Total                             $       548,901         262,100
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,492
Mortality & expense charges                                                            (8,774)
                                                                             -----------------
Net investment income (loss)                                                           (3,282)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,846
Realized gain distributions                                                            16,249
Net change in unrealized appreciation (depreciation)                                 (129,416)
                                                                             -----------------
Net gain (loss)                                                                      (110,321)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (113,603)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                          PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,282)  $         (4,039)
Net realized gain (loss)                                            2,846             28,697
Realized gain distributions                                        16,249             21,508
Net change in unrealized appreciation (depreciation)             (129,416)            65,416
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (113,603)           111,582
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           55,965            649,165
Cost of units redeemed                                           (164,706)          (152,251)
Account charges                                                    (1,145)            (1,079)
                                                         -----------------  -----------------
Increase (decrease)                                              (109,886)           495,835
                                                         -----------------  -----------------
Net increase (decrease)                                          (223,489)           607,417
Net assets, beginning                                             772,390            164,973
                                                         -----------------  -----------------
Net assets, ending                                       $        548,901   $        772,390
                                                         =================  =================

Units sold                                                         23,651            293,624
Units redeemed                                                    (74,117)           (64,674)
                                                         -----------------  -----------------
Net increase (decrease)                                           (50,466)           228,950
Units outstanding, beginning                                      312,566             83,616
                                                         -----------------  -----------------
Units outstanding, ending                                         262,100            312,566
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,220,574
Cost of units redeemed/account charges                                              (665,528)
Net investment income (loss)                                                         (12,695)
Net realized gain (loss)                                                              20,229
Realized gain distributions                                                           40,936
Net change in unrealized appreciation (depreciation)                                 (54,615)
                                                                            -----------------
Net assets                                                                  $        548,901
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                 237  $              494               1.25%              -15.4%
12/31/2017                     2.46                 288                 710               1.25%               24.9%
12/31/2016                     1.97                  84                 165               1.25%                9.2%
12/31/2015                     1.81                 186                 336               1.25%               -2.7%
12/31/2014                     1.86                 166                 309               1.25%               -4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                  19  $               40               1.00%              -15.2%
12/31/2017                     2.52                  19                  49               1.00%               25.2%
12/31/2016                     2.01                   0                   0               1.00%                9.5%
12/31/2015                     1.84                   0                   0               1.00%               -2.4%
12/31/2014                     1.88                   0                   0               1.00%               -3.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.75%              -15.0%
12/31/2017                     2.57                   0                   0               0.75%               25.5%
12/31/2016                     2.05                   0                   0               0.75%                9.8%
12/31/2015                     1.87                   0                   0               0.75%               -2.2%
12/31/2014                     1.91                   0                   0               0.75%               -3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.50%              -14.7%
12/31/2017                     2.63                   0                   0               0.50%               25.8%
12/31/2016                     2.09                   0                   0               0.50%               10.1%
12/31/2015                     1.90                   0                   0               0.50%               -1.9%
12/31/2014                     1.94                   0                   0               0.50%               -3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.30                   0  $                0               0.25%              -14.5%
12/31/2017                     2.69                   0                   0               0.25%               26.1%
12/31/2016                     2.13                   0                   0               0.25%               10.3%
12/31/2015                     1.93                   0                   0               0.25%               -1.7%
12/31/2014                     1.96                   0                   0               0.25%               -3.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                   6  $               14               0.00%              -14.3%
12/31/2017                     2.75                   5                  13               0.00%               26.4%
12/31/2016                     2.17                   0                   0               0.00%               10.6%
12/31/2015                     1.96                   0                   0               0.00%               -1.4%
12/31/2014                     1.99                   0                   0               0.00%               -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.6%
    2016        0.5%
    2015        0.2%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PAYDEN EMERGING MARKETS BOND INVESTOR CLASS - 704329531

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        29,757   $        31,933            2,382
                                                       ===============  ===============
Receivables: investments sold                     12
Payables: investments purchased                   --
                                     ----------------
Net assets                           $        29,769
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       29,769          23,843  $          1.25
Band 100                                        --              --             1.27
Band 75                                         --              --             1.30
Band 50                                         --              --             1.33
Band 25                                         --              --             1.35
Band 0                                          --              --             1.38
                                    --------------  --------------
 Total                              $       29,769          23,843
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,640
Mortality & expense charges                                                             (1,594)
                                                                              -----------------
Net investment income (loss)                                                             5,046
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,334)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (12,745)
                                                                              -----------------
Net gain (loss)                                                                        (19,079)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (14,033)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,046   $          26,168
Net realized gain (loss)                                            (6,334)             (4,891)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)               (12,745)             46,753
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (14,033)             68,030
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            51,790             217,535
Cost of units redeemed                                            (319,569)           (946,659)
Account charges                                                        (15)               (356)
                                                          -----------------  ------------------
Increase (decrease)                                               (267,794)           (729,480)
                                                          -----------------  ------------------
Net increase (decrease)                                           (281,827)           (661,450)
Net assets, beginning                                              311,596             973,046
                                                          -----------------  ------------------
Net assets, ending                                        $         29,769   $         311,596
                                                          =================  ==================

Units sold                                                          39,107             161,959
Units redeemed                                                    (244,380)           (691,497)
                                                          -----------------  ------------------
Net increase (decrease)                                           (205,273)           (529,538)
Units outstanding, beginning                                       229,116             758,654
                                                          -----------------  ------------------
Units outstanding, ending                                           23,843             229,116
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,936,130
Cost of units redeemed/account charges                                             (3,088,627)
Net investment income (loss)                                                          254,160
Net realized gain (loss)                                                              (88,346)
Realized gain distributions                                                            18,628
Net change in unrealized appreciation (depreciation)                                   (2,176)
                                                                             -----------------
Net assets                                                                   $         29,769
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                  24  $               30               1.25%               -8.2%
12/31/2017                     1.36                 229                 312               1.25%               10.6%
12/31/2016                     1.23                 350                 430               1.25%               10.1%
12/31/2015                     1.12                 292                 326               1.25%               -2.1%
12/31/2014                     1.14                 232                 264               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -8.0%
12/31/2017                     1.38                   0                   0               1.00%               10.9%
12/31/2016                     1.25                   0                   0               1.00%               10.3%
12/31/2015                     1.13                   0                   0               1.00%               -1.8%
12/31/2014                     1.15                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -7.7%
12/31/2017                     1.41                   0                   0               0.75%               11.2%
12/31/2016                     1.27                   0                   0               0.75%               10.6%
12/31/2015                     1.15                   0                   0               0.75%               -1.6%
12/31/2014                     1.16                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.50%               -7.5%
12/31/2017                     1.44                   0                   0               0.50%               11.4%
12/31/2016                     1.29                   0                   0               0.50%               10.9%
12/31/2015                     1.16                   0                   0               0.50%               -1.3%
12/31/2014                     1.18                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.25%               -7.3%
12/31/2017                     1.46                   0                   0               0.25%               11.7%
12/31/2016                     1.31                   0                   0               0.25%               11.2%
12/31/2015                     1.18                   0                   0               0.25%               -1.1%
12/31/2014                     1.19                   0                   0               0.25%                5.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.00%               -7.0%
12/31/2017                     1.49                   0                   0               0.00%               12.0%
12/31/2016                     1.33                 409                 543               0.00%               11.4%
12/31/2015                     1.19                 356                 425               0.00%               -0.8%
12/31/2014                     1.20                 394                 474               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.9%
    2017        4.8%
    2016        5.7%
    2015        5.1%
    2014        5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PAYDEN/KRAVITZ CASH BALANCE PLAN FUND RETIREMENT CLASS - 704329358
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.00
Band 100                                        --              --            1.02
Band 75                                         --              --            1.04
Band 50                                         --              --            1.06
Band 25                                         --              --            1.08
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.25%               -0.9%
12/31/2017                     1.01                   0                   0               1.25%                1.4%
12/31/2016                     0.99                   0                   0               1.25%                0.9%
12/31/2015                     0.98                   0                   0               1.25%               -1.1%
12/31/2014                     1.00                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -0.6%
12/31/2017                     1.03                   0                   0               1.00%                1.7%
12/31/2016                     1.01                   0                   0               1.00%                1.1%
12/31/2015                     1.00                   0                   0               1.00%               -0.8%
12/31/2014                     1.01                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -0.4%
12/31/2017                     1.04                   0                   0               0.75%                1.9%
12/31/2016                     1.02                   0                   0               0.75%                1.4%
12/31/2015                     1.01                   0                   0               0.75%               -0.6%
12/31/2014                     1.02                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -0.1%
12/31/2017                     1.06                   0                   0               0.50%                2.2%
12/31/2016                     1.04                   0                   0               0.50%                1.6%
12/31/2015                     1.02                   0                   0               0.50%               -0.3%
12/31/2014                     1.03                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%                0.1%
12/31/2017                     1.08                   0                   0               0.25%                2.4%
12/31/2016                     1.06                   0                   0               0.25%                1.9%
12/31/2015                     1.04                   0                   0               0.25%               -0.1%
12/31/2014                     1.04                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%                0.4%
12/31/2017                     1.10                   0                   0               0.00%                2.7%
12/31/2016                     1.07                   0                   0               0.00%                2.1%
12/31/2015                     1.05                   0                   0               0.00%                0.2%
12/31/2014                     1.05                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 PAYDEN/KRAVITZ CASH BALANCE PLAN FUND ADVISOR CLASS - 70432R101 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.02
Band 100                                        --              --            1.04
Band 75                                         --              --            1.06
Band 50                                         --              --            1.08
Band 25                                         --              --            1.11
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.25%               -0.6%
12/31/2017                     1.02                   0                   0               1.25%                1.5%
12/31/2016                     1.01                   0                   0               1.25%                1.2%
12/31/2015                     1.00                   0                   0               1.25%               -0.8%
12/31/2014                     1.00                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -0.4%
12/31/2017                     1.04                   0                   0               1.00%                1.8%
12/31/2016                     1.02                   0                   0               1.00%                1.5%
12/31/2015                     1.01                   0                   0               1.00%               -0.5%
12/31/2014                     1.02                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -0.1%
12/31/2017                     1.06                   0                   0               0.75%                2.0%
12/31/2016                     1.04                   0                   0               0.75%                1.7%
12/31/2015                     1.02                   0                   0               0.75%               -0.3%
12/31/2014                     1.03                   0                   0               0.75%               -0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%                0.1%
12/31/2017                     1.08                   0                   0               0.50%                2.3%
12/31/2016                     1.06                   0                   0               0.50%                2.0%
12/31/2015                     1.04                   0                   0               0.50%                0.0%
12/31/2014                     1.04                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%                0.4%
12/31/2017                     1.10                   0                   0               0.25%                2.6%
12/31/2016                     1.07                   0                   0               0.25%                2.2%
12/31/2015                     1.05                   0                   0               0.25%                0.2%
12/31/2014                     1.05                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%                0.6%
12/31/2017                     1.12                   0                   0               0.00%                2.8%
12/31/2016                     1.09                   0                   0               0.00%                2.5%
12/31/2015                     1.06                   0                   0               0.00%                0.5%
12/31/2014                     1.06                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        OAK RIDGE MULTI STRATEGY FUND I CLASS - 46141P164 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.70
Band 100                                        --              --            1.73
Band 75                                         --              --            1.76
Band 50                                         --              --            1.78
Band 25                                         --              --            1.81
Band 0                                          --              --            1.84
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               1.25%               -8.9%
12/31/2017                     1.87                   0                   0               1.25%               24.8%
12/31/2016                     1.50                   0                   0               1.25%               -0.9%
12/31/2015                     1.51                   0                   0               1.25%                2.8%
12/31/2014                     1.47                   0                   0               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               1.00%               -8.6%
12/31/2017                     1.89                   0                   0               1.00%               25.1%
12/31/2016                     1.51                   0                   0               1.00%               -0.6%
12/31/2015                     1.52                   0                   0               1.00%                3.1%
12/31/2014                     1.48                   0                   0               1.00%                8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               0.75%               -8.4%
12/31/2017                     1.92                   0                   0               0.75%               25.4%
12/31/2016                     1.53                   0                   0               0.75%               -0.4%
12/31/2015                     1.53                   0                   0               0.75%                3.3%
12/31/2014                     1.48                   0                   0               0.75%                8.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%               -8.2%
12/31/2017                     1.94                   0                   0               0.50%               25.7%
12/31/2016                     1.54                   0                   0               0.50%               -0.1%
12/31/2015                     1.55                   0                   0               0.50%                3.6%
12/31/2014                     1.49                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%               -8.0%
12/31/2017                     1.97                   0                   0               0.25%               26.0%
12/31/2016                     1.56                   0                   0               0.25%                0.1%
12/31/2015                     1.56                   0                   0               0.25%                3.8%
12/31/2014                     1.50                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.00%               -7.7%
12/31/2017                     1.99                   0                   0               0.00%               26.4%
12/31/2016                     1.58                   0                   0               0.00%                0.4%
12/31/2015                     1.57                   0                   0               0.00%                4.1%
12/31/2014                     1.51                   0                   0               0.00%                9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              OAK RIDGE MULTI STRATEGY FUND A CLASS - 46141P180

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         5,958   $         7,205              384
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (78)
                                     ----------------
Net assets                           $         5,880
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,323            1,968  $         1.69
Band 100                                      2,557            1,491            1.71
Band 75                                          --               --            1.74
Band 50                                          --               --            1.77
Band 25                                          --               --            1.80
Band 0                                           --               --            1.82
                                    ---------------  ---------------
 Total                              $         5,880            3,459
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                               (86)
                                                                             -----------------
Net investment income (loss)                                                              (86)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  451
Realized gain distributions                                                             2,126
Net change in unrealized appreciation (depreciation)                                   (3,048)
                                                                             -----------------
Net gain (loss)                                                                          (471)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $           (557)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (86)  $            (95)
Net realized gain (loss)                                              451                183
Realized gain distributions                                         2,126                 --
Net change in unrealized appreciation (depreciation)               (3,048)             1,706
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (557)             1,794
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                             (1,745)            (1,437)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                                (1,745)            (1,437)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,302)               357
Net assets, beginning                                               8,182              7,825
                                                         -----------------  -----------------
Net assets, ending                                       $          5,880   $          8,182
                                                         =================  =================

Units sold                                                             --                 --
Units redeemed                                                       (910)              (853)
                                                         -----------------  -----------------
Net increase (decrease)                                              (910)              (853)
Units outstanding, beginning                                        4,369              5,222
                                                         -----------------  -----------------
Units outstanding, ending                                           3,459              4,369
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         42,089
Cost of units redeemed/account charges                                                (39,431)
Net investment income (loss)                                                             (561)
Net realized gain (loss)                                                                2,904
Realized gain distributions                                                             2,126
Net change in unrealized appreciation (depreciation)                                   (1,247)
                                                                             -----------------
Net assets                                                                   $          5,880
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   2  $                3               1.25%               -9.4%
12/31/2017                     1.86                   3                   5               1.25%               24.8%
12/31/2016                     1.49                   4                   6               1.25%               -0.8%
12/31/2015                     1.51                   4                   6               1.25%                2.7%
12/31/2014                     1.47                   5                   7               1.25%                7.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   1  $                3               1.00%               -9.2%
12/31/2017                     1.89                   1                   3               1.00%               25.1%
12/31/2016                     1.51                   1                   2               1.00%               -0.6%
12/31/2015                     1.52                  15                  23               1.00%                3.0%
12/31/2014                     1.47                  12                  18               1.00%                8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%               -9.0%
12/31/2017                     1.91                   0                   0               0.75%               25.4%
12/31/2016                     1.53                   0                   0               0.75%               -0.4%
12/31/2015                     1.53                   0                   0               0.75%                3.2%
12/31/2014                     1.48                   0                   0               0.75%                8.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.50%               -8.7%
12/31/2017                     1.94                   0                   0               0.50%               25.7%
12/31/2016                     1.54                   0                   0               0.50%               -0.1%
12/31/2015                     1.54                   0                   0               0.50%                3.5%
12/31/2014                     1.49                   0                   0               0.50%                8.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.25%               -8.5%
12/31/2017                     1.96                   0                   0               0.25%               26.0%
12/31/2016                     1.56                   0                   0               0.25%                0.1%
12/31/2015                     1.55                   0                   0               0.25%                3.8%
12/31/2014                     1.50                   0                   0               0.25%                8.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.00%               -8.3%
12/31/2017                     1.99                   0                   0               0.00%               26.4%
12/31/2016                     1.57                   0                   0               0.00%                0.4%
12/31/2015                     1.57                   0                   0               0.00%                4.0%
12/31/2014                     1.51                   0                   0               0.00%                9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             OAK RIDGE SMALL CAP GROWTH FUND A CLASS - 46141P123

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        18,007  $         24,155            1,474
                                                      ================  ===============
Receivables: investments sold                    338
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        18,345
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,345          11,751  $          1.56
Band 100                                        --              --             1.59
Band 75                                         --              --             1.61
Band 50                                         --              --             1.64
Band 25                                         --              --             1.67
Band 0                                          --              --             1.70
                                    --------------  --------------
 Total                              $       18,345          11,751
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,096)
                                                                             -----------------
Net investment income (loss)                                                           (1,096)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (31,849)
Realized gain distributions                                                             3,188
Net change in unrealized appreciation (depreciation)                                   41,972
                                                                             -----------------
Net gain (loss)                                                                        13,311
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         12,215
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,096)  $         (2,081)
Net realized gain (loss)                                          (31,849)           (19,408)
Realized gain distributions                                         3,188             63,655
Net change in unrealized appreciation (depreciation)               41,972            (19,594)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  12,215             22,572
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           78,412             44,084
Cost of units redeemed                                           (183,075)          (258,918)
Account charges                                                      (235)              (324)
                                                         -----------------  -----------------
Increase (decrease)                                              (104,898)          (215,158)
                                                         -----------------  -----------------
Net increase (decrease)                                           (92,683)          (192,586)
Net assets, beginning                                             111,028            303,614
                                                         -----------------  -----------------
Net assets, ending                                       $         18,345   $        111,028
                                                         =================  =================

Units sold                                                         43,776             28,501
Units redeemed                                                    (97,613)          (173,636)
                                                         -----------------  -----------------
Net increase (decrease)                                           (53,837)          (145,135)
Units outstanding, beginning                                       65,588            210,723
                                                         -----------------  -----------------
Units outstanding, ending                                          11,751             65,588
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        867,535
Cost of units redeemed/account charges                                               (929,260)
Net investment income (loss)                                                          (18,143)
Net realized gain (loss)                                                              (37,369)
Realized gain distributions                                                           141,730
Net change in unrealized appreciation (depreciation)                                   (6,148)
                                                                             -----------------
Net assets                                                                   $         18,345
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                  12  $               18               1.25%               -7.8%
12/31/2017                     1.69                  66                 111               1.25%               17.5%
12/31/2016                     1.44                 211                 304               1.25%                0.9%
12/31/2015                     1.43                 257                 366               1.25%               -5.8%
12/31/2014                     1.52                 196                 297               1.25%                2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               1.00%               -7.5%
12/31/2017                     1.72                   0                   0               1.00%               17.8%
12/31/2016                     1.46                   0                   0               1.00%                1.1%
12/31/2015                     1.44                   0                   0               1.00%               -5.6%
12/31/2014                     1.53                   0                   0               1.00%                2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.75%               -7.3%
12/31/2017                     1.74                   0                   0               0.75%               18.1%
12/31/2016                     1.47                   0                   0               0.75%                1.4%
12/31/2015                     1.45                   0                   0               0.75%               -5.4%
12/31/2014                     1.54                   0                   0               0.75%                3.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.50%               -7.1%
12/31/2017                     1.77                   0                   0               0.50%               18.4%
12/31/2016                     1.49                   0                   0               0.50%                1.6%
12/31/2015                     1.47                   0                   0               0.50%               -5.1%
12/31/2014                     1.55                   0                   0               0.50%                3.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               0.25%               -6.8%
12/31/2017                     1.79                   0                   0               0.25%               18.7%
12/31/2016                     1.51                   0                   0               0.25%                1.9%
12/31/2015                     1.48                   0                   0               0.25%               -4.9%
12/31/2014                     1.56                   0                   0               0.25%                3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.00%               -6.6%
12/31/2017                     1.82                   0                   0               0.00%               19.0%
12/31/2016                     1.53                   0                   0               0.00%                2.1%
12/31/2015                     1.49                   0                   0               0.00%               -4.6%
12/31/2014                     1.57                   0                   0               0.00%                3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             OAK RIDGE SMALL CAP GROWTH FUND I CLASS - 46141P156

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        189,238  $       255,772           14,048
                                                       ===============  ===============
Receivables: investments sold                   1,342
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        190,580
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       190,580         119,457  $         1.60
Band 100                                        --              --            1.62
Band 75                                         --              --            1.65
Band 50                                         --              --            1.68
Band 25                                         --              --            1.70
Band 0                                          --              --            1.73
                                   ---------------  --------------
 Total                             $       190,580         119,457
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $              --
Mortality & expense charges                                                           (60,086)
                                                                            ------------------
Net investment income (loss)                                                          (60,086)
                                                                            ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                           (2,238,152)
Realized gain distributions                                                            43,829
Net change in unrealized appreciation (depreciation)                                3,058,872
                                                                            ------------------
Net gain (loss)                                                                       864,549
                                                                            ------------------

Increase (decrease) in net assets from operations                           $         804,463
                                                                            ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (60,086)  $        (73,615)
Net realized gain (loss)                                       (2,238,152)           (55,074)
Realized gain distributions                                        43,829          3,691,504
Net change in unrealized appreciation (depreciation)            3,058,872         (2,575,939)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 804,463            986,876
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,074,422          1,455,403
Cost of units redeemed                                         (9,305,247)        (1,080,657)
Account charges                                                    (9,185)           (17,269)
                                                         -----------------  -----------------
Increase (decrease)                                            (7,240,010)           357,477
                                                         -----------------  -----------------
Net increase (decrease)                                        (6,435,547)         1,344,353
Net assets, beginning                                           6,626,127          5,281,774
                                                         -----------------  -----------------
Net assets, ending                                       $        190,580   $      6,626,127
                                                         =================  =================

Units sold                                                      1,097,396            945,805
Units redeemed                                                 (4,817,198)          (713,877)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,719,802)           231,928
Units outstanding, beginning                                    3,839,259          3,607,331
                                                         -----------------  -----------------
Units outstanding, ending                                         119,457          3,839,259
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      11,874,059
Cost of units redeemed/account charges                                            (13,802,829)
Net investment income (loss)                                                         (313,249)
Net realized gain (loss)                                                           (2,202,511)
Realized gain distributions                                                         4,701,644
Net change in unrealized appreciation (depreciation)                                  (66,534)
                                                                            ------------------
Net assets                                                                  $         190,580
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                 119  $              191               1.25%               -7.6%
12/31/2017                     1.73               3,839               6,626               1.25%               17.9%
12/31/2016                     1.46               3,607               5,282               1.25%                1.3%
12/31/2015                     1.45               3,203               4,631               1.25%               -5.6%
12/31/2014                     1.53               2,615               4,004               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%               -7.3%
12/31/2017                     1.75                   0                   0               1.00%               18.2%
12/31/2016                     1.48                   0                   0               1.00%                1.5%
12/31/2015                     1.46                   0                   0               1.00%               -5.3%
12/31/2014                     1.54                   0                   0               1.00%                3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%               -7.1%
12/31/2017                     1.77                   0                   0               0.75%               18.5%
12/31/2016                     1.50                   0                   0               0.75%                1.8%
12/31/2015                     1.47                   0                   0               0.75%               -5.1%
12/31/2014                     1.55                   0                   0               0.75%                3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%               -6.9%
12/31/2017                     1.80                   0                   0               0.50%               18.8%
12/31/2016                     1.52                   0                   0               0.50%                2.0%
12/31/2015                     1.49                   0                   0               0.50%               -4.9%
12/31/2014                     1.56                   0                   0               0.50%                3.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.25%               -6.6%
12/31/2017                     1.83                   0                   0               0.25%               19.1%
12/31/2016                     1.53                   0                   0               0.25%                2.3%
12/31/2015                     1.50                   0                   0               0.25%               -4.6%
12/31/2014                     1.57                   0                   0               0.25%                4.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.00%               -6.4%
12/31/2017                     1.85                   0                   0               0.00%               19.4%
12/31/2016                     1.55                   0                   0               0.00%                2.5%
12/31/2015                     1.51                   0                   0               0.00%               -4.4%
12/31/2014                     1.58                   0                   0               0.00%                4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    PIONEER BOND FUND A CLASS - 723622106

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    9,797,129   $    10,111,513        1,045,357
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (123,179)
                                     ---------------
Net assets                           $    9,673,950
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,057,465       6,642,876  $          1.07
Band 100                                    464,774         430,812             1.08
Band 75                                          --              --             1.10
Band 50                                     967,780         870,000             1.12
Band 25                                          --              --             1.13
Band 0                                    1,183,931       1,032,257             1.15
                                    ---------------  --------------
 Total                              $     9,673,950       8,975,945
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        325,853
Mortality & expense charges                                                          (110,231)
                                                                             -----------------
Net investment income (loss)                                                          215,622
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (66,439)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (373,129)
                                                                             -----------------
Net gain (loss)                                                                      (439,568)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (223,946)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        215,622   $        226,725
Net realized gain (loss)                                           (66,439)            (6,580)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)              (373,129)           155,128
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (223,946)           375,273
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         2,239,635          2,787,232
Cost of units redeemed                                          (4,231,931)        (4,946,756)
Account charges                                                    (30,530)           (37,662)
                                                          -----------------  -----------------
Increase (decrease)                                             (2,022,826)        (2,197,186)
                                                          -----------------  -----------------
Net increase (decrease)                                         (2,246,772)        (1,821,913)
Net assets, beginning                                           11,920,722         13,742,635
                                                          -----------------  -----------------
Net assets, ending                                        $      9,673,950   $     11,920,722
                                                          =================  =================

Units sold                                                       2,079,744          2,611,706
Units redeemed                                                  (3,986,462)        (4,627,200)
                                                          -----------------  -----------------
Net increase (decrease)                                         (1,906,718)        (2,015,494)
Units outstanding, beginning                                    10,882,663         12,898,157
                                                          -----------------  -----------------
Units outstanding, ending                                        8,975,945         10,882,663
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     25,574,645
Cost of units redeemed/account charges                                            (16,496,535)
Net investment income (loss)                                                          921,156
Net realized gain (loss)                                                              (61,416)
Realized gain distributions                                                            50,484
Net change in unrealized appreciation (depreciation)                                 (314,384)
                                                                             -----------------
Net assets                                                                   $      9,673,950
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               6,643  $            7,057               1.25%               -1.8%
12/31/2017                     1.09               8,475               9,199               1.25%                2.8%
12/31/2016                     1.06               9,638              10,175               1.25%                2.9%
12/31/2015                     1.03               8,326               8,542               1.25%               -1.3%
12/31/2014                     1.04               5,664               5,885               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 431  $              465               1.00%               -1.6%
12/31/2017                     1.10                 684                 752               1.00%                3.1%
12/31/2016                     1.07                 732                 781               1.00%                3.2%
12/31/2015                     1.03                 446                 461               1.00%               -1.0%
12/31/2014                     1.04                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -1.3%
12/31/2017                     1.11                   0                   0               0.75%                3.3%
12/31/2016                     1.08                   0                   0               0.75%                3.4%
12/31/2015                     1.04                   0                   0               0.75%               -0.8%
12/31/2014                     1.05                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                 870  $              968               0.50%               -1.1%
12/31/2017                     1.13                 833                 940               0.50%                3.6%
12/31/2016                     1.09               1,021               1,112               0.50%                3.7%
12/31/2015                     1.05                   0                   0               0.50%               -0.5%
12/31/2014                     1.06                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -0.8%
12/31/2017                     1.14                   0                   0               0.25%                3.8%
12/31/2016                     1.10                   0                   0               0.25%                3.9%
12/31/2015                     1.06                   0                   0               0.25%               -0.3%
12/31/2014                     1.06                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15               1,032  $            1,184               0.00%               -0.6%
12/31/2017                     1.16                 890               1,030               0.00%                4.1%
12/31/2016                     1.11               1,506               1,674               0.00%                4.2%
12/31/2015                     1.07               1,040               1,109               0.00%                0.0%
12/31/2014                     1.07               1,046               1,116               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.8%
    2016        2.8%
    2015        2.6%
    2014        5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    PIONEER BOND FUND Y CLASS - 723622403

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   35,614,702   $    36,735,524        3,831,370
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (568,567)
                                     ---------------
Net assets                           $   35,046,135
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   35,046,135      32,448,863  $          1.08
Band 100                                        --              --             1.10
Band 75                                         --              --             1.12
Band 50                                         --              --             1.13
Band 25                                         --              --             1.15
Band 0                                          --              --             1.17
                                    --------------  --------------
 Total                              $   35,046,135      32,448,863
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,337,840
Mortality & expense charges                                                         (502,433)
                                                                            -----------------
Net investment income (loss)                                                         835,407
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (331,605)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                              (1,238,865)
                                                                            -----------------
Net gain (loss)                                                                   (1,570,470)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (735,063)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        835,407   $        757,887

Net realized gain (loss)                                         (331,605)           (53,595)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,238,865)           504,367
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (735,063)         1,208,659
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,601,723          9,460,462
Cost of units redeemed                                        (14,284,924)       (10,782,043)
Account charges                                                   (73,210)           (74,410)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,756,411)        (1,395,991)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,491,474)          (187,332)
Net assets, beginning                                          40,537,609         40,724,941
                                                         -----------------  -----------------
Net assets, ending                                       $     35,046,135   $     40,537,609
                                                         =================  =================

Units sold                                                      9,147,298          8,780,533
Units redeemed                                                (13,567,700)       (10,065,771)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,420,402)        (1,285,238)
Units outstanding, beginning                                   36,869,265         38,154,503
                                                         -----------------  -----------------
Units outstanding, ending                                      32,448,863         36,869,265
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     88,975,269
Cost of units redeemed/account charges                                           (55,733,195)
Net investment income (loss)                                                       2,969,064
Net realized gain (loss)                                                            (172,193)
Realized gain distributions                                                          128,012
Net change in unrealized appreciation (depreciation)                              (1,120,822)
                                                                            -----------------
Net assets                                                                  $     35,046,135
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08              32,449  $           35,046               1.25%               -1.5%
12/31/2017                     1.10              36,869              40,538               1.25%                3.1%
12/31/2016                     1.07              37,476              39,964               1.25%                3.2%
12/31/2015                     1.03              25,189              26,030               1.25%               -1.0%
12/31/2014                     1.04              16,703              17,434               1.25%                4.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -1.2%
12/31/2017                     1.11                   0                   0               1.00%                3.4%
12/31/2016                     1.08                   0                   0               1.00%                3.5%
12/31/2015                     1.04                   0                   0               1.00%               -0.8%
12/31/2014                     1.05                   0                   0               1.00%                5.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -1.0%
12/31/2017                     1.13                   0                   0               0.75%                3.6%
12/31/2016                     1.09                   0                   0               0.75%                3.7%
12/31/2015                     1.05                   0                   0               0.75%               -0.5%
12/31/2014                     1.05                   0                   0               0.75%                5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -0.7%
12/31/2017                     1.14                   0                   0               0.50%                3.9%
12/31/2016                     1.10                   0                   0               0.50%                4.0%
12/31/2015                     1.06                   0                   0               0.50%               -0.3%
12/31/2014                     1.06                   0                   0               0.50%                5.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -0.5%
12/31/2017                     1.16                   0                   0               0.25%                4.1%
12/31/2016                     1.11                   0                   0               0.25%                4.2%
12/31/2015                     1.07                   0                   0               0.25%                0.0%
12/31/2014                     1.07                   0                   0               0.25%                5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -0.2%
12/31/2017                     1.17                   0                   0               0.00%                4.4%
12/31/2016                     1.12                 678                 761               0.00%                4.5%
12/31/2015                     1.07                   0                   0               0.00%                0.2%
12/31/2014                     1.07                   0                   0               0.00%                6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        3.1%
    2016        2.8%
    2015        2.9%
    2014        7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER DYNAMIC CREDIT FUND A CLASS - 72388E100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           511  $           540               58
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           511
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           511             486  $         1.05
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $           511             486
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              16
Mortality & expense charges                                                                   (5)
                                                                               ------------------
Net investment income (loss)                                                                  11
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                         (25)
                                                                               ------------------
Net gain (loss)                                                                              (27)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $             (16)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             11   $             15
Net realized gain (loss)                                               (2)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (25)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (16)                15
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              255                252
Cost of units redeemed                                               (310)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   (55)               252
                                                         -----------------  ----------------
Net increase (decrease)                                               (71)               267
Net assets, beginning                                                 582                315
                                                         -----------------  ----------------
Net assets, ending                                       $            511   $            582
                                                         =================  ================

Units sold                                                            236                233
Units redeemed                                                       (283)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               (47)               233
Units outstanding, beginning                                          533                300
                                                         -----------------  ----------------
Units outstanding, ending                                             486                533
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $             821
Cost of units redeemed/account charges                                                      (310)
Net investment income (loss)                                                                  31
Net realized gain (loss)                                                                      (2)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                         (29)
                                                                               ------------------
Net assets                                                                     $             511
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                1               1.25%               -3.6%
12/31/2017                     1.09                   1                   1               1.25%                3.9%
12/31/2016                     1.05                   0                   0               1.25%                9.8%
12/31/2015                     0.96                   0                   0               1.25%               -3.3%
12/31/2014                     0.99                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -3.4%
12/31/2017                     1.10                   0                   0               1.00%                4.2%
12/31/2016                     1.06                   0                   0               1.00%               10.0%
12/31/2015                     0.96                   0                   0               1.00%               -3.0%
12/31/2014                     0.99                   0                   0               1.00%               -1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -3.1%
12/31/2017                     1.12                   0                   0               0.75%                4.4%
12/31/2016                     1.07                   0                   0               0.75%               10.3%
12/31/2015                     0.97                   0                   0               0.75%               -2.8%
12/31/2014                     1.00                   0                   0               0.75%               -1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -2.9%
12/31/2017                     1.13                   0                   0               0.50%                4.7%
12/31/2016                     1.08                   0                   0               0.50%               10.6%
12/31/2015                     0.98                   0                   0               0.50%               -2.5%
12/31/2014                     1.00                   0                   0               0.50%               -1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -2.6%
12/31/2017                     1.14                   0                   0               0.25%                5.0%
12/31/2016                     1.09                   0                   0               0.25%               10.9%
12/31/2015                     0.98                   0                   0               0.25%               -2.3%
12/31/2014                     1.00                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -2.4%
12/31/2017                     1.16                   0                   0               0.00%                5.2%
12/31/2016                     1.10                   0                   0               0.00%               11.1%
12/31/2015                     0.99                   0                   0               0.00%               -2.0%
12/31/2014                     1.01                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        4.5%
    2016        3.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         PIONEER DYNAMIC CREDIT FUND Y CLASS - 72388E308 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.10
Band 50                                         --              --            1.11
Band 25                                         --              --            1.13
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.25%               -3.3%
12/31/2017                     1.11                   0                   0               1.25%                4.2%
12/31/2016                     1.06                   0                   0               1.25%               10.0%
12/31/2015                     0.96                   0                   0               1.25%               -2.8%
12/31/2014                     0.99                   0                   0               1.25%               -1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -3.1%
12/31/2017                     1.12                   0                   0               1.00%                4.5%
12/31/2016                     1.07                   0                   0               1.00%               10.3%
12/31/2015                     0.97                   0                   0               1.00%               -2.6%
12/31/2014                     1.00                   0                   0               1.00%               -1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -2.8%
12/31/2017                     1.13                   0                   0               0.75%                4.7%
12/31/2016                     1.08                   0                   0               0.75%               10.5%
12/31/2015                     0.98                   0                   0               0.75%               -2.3%
12/31/2014                     1.00                   0                   0               0.75%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -2.6%
12/31/2017                     1.14                   0                   0               0.50%                5.0%
12/31/2016                     1.09                   0                   0               0.50%               10.8%
12/31/2015                     0.98                   0                   0               0.50%               -2.1%
12/31/2014                     1.00                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -2.3%
12/31/2017                     1.16                   0                   0               0.25%                5.3%
12/31/2016                     1.10                   0                   0               0.25%               11.1%
12/31/2015                     0.99                   0                   0               0.25%               -1.8%
12/31/2014                     1.01                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -2.1%
12/31/2017                     1.17                   0                   0               0.00%                5.5%
12/31/2016                     1.11                   0                   0               0.00%               11.4%
12/31/2015                     1.00                   0                   0               0.00%               -1.6%
12/31/2014                     1.01                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER EQUITY INCOME FUND A CLASS - 72366V108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,308,498   $     4,747,686          141,820
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,193)
                                     ----------------
Net assets                           $     4,300,305
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,570,683       1,529,481  $          1.68
Band 100                                    374,001         216,407             1.73
Band 75                                          --              --             1.78
Band 50                                   1,351,246         739,550             1.83
Band 25                                          --              --             1.88
Band 0                                        4,375           2,265             1.93
                                    ---------------  --------------
 Total                              $     4,300,305       2,487,703
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       112,172
Mortality & expense charges                                                         (55,025)
                                                                            ----------------
Net investment income (loss)                                                         57,147
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            109,722
Realized gain distributions                                                         216,459
Net change in unrealized appreciation (depreciation)                               (850,160)
                                                                            ----------------
Net gain (loss)                                                                    (523,979)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (466,832)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         57,147   $         24,474
Net realized gain (loss)                                          109,722             40,452
Realized gain distributions                                       216,459            220,767
Net change in unrealized appreciation (depreciation)             (850,160)           451,773
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (466,832)           737,466
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          353,464            754,801
Cost of units redeemed                                         (1,673,965)          (915,766)
Account charges                                                    (1,841)            (2,863)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,322,342)          (163,828)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,789,174)           573,638
Net assets, beginning                                           6,089,479          5,515,841
                                                         -----------------  -----------------
Net assets, ending                                       $      4,300,305   $      6,089,479
                                                         =================  =================

Units sold                                                        189,121            448,022
Units redeemed                                                   (898,150)          (543,622)
                                                         -----------------  -----------------
Net increase (decrease)                                          (709,029)           (95,600)
Units outstanding, beginning                                    3,196,732          3,292,332
                                                         -----------------  -----------------
Units outstanding, ending                                       2,487,703          3,196,732
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,767,602
Cost of units redeemed/account charges                                           (6,048,673)
Net investment income (loss)                                                        131,337
Net realized gain (loss)                                                            147,673
Realized gain distributions                                                         741,554
Net change in unrealized appreciation (depreciation)                               (439,188)
                                                                            ----------------
Net assets                                                                  $     4,300,305
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               1,529  $            2,571               1.25%              -10.0%
12/31/2017                     1.87               2,185               4,082               1.25%               13.5%
12/31/2016                     1.65               2,202               3,624               1.25%               17.7%
12/31/2015                     1.40                 866               1,212               1.25%               -1.0%
12/31/2014                     1.41                 493                 696               1.25%               11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 216  $              374               1.00%               -9.8%
12/31/2017                     1.92                 319                 612               1.00%               13.8%
12/31/2016                     1.68                 370                 623               1.00%               18.0%
12/31/2015                     1.43                   0                   0               1.00%               -0.7%
12/31/2014                     1.44                   0                   0               1.00%               11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -9.6%
12/31/2017                     1.97                   0                   0               0.75%               14.1%
12/31/2016                     1.72                   0                   0               0.75%               18.3%
12/31/2015                     1.46                   0                   0               0.75%               -0.5%
12/31/2014                     1.46                   0                   0               0.75%               12.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                 740  $            1,351               0.50%               -9.4%
12/31/2017                     2.02                 693               1,396               0.50%               14.4%
12/31/2016                     1.76                 720               1,269               0.50%               18.6%
12/31/2015                     1.49                   0                   0               0.50%               -0.2%
12/31/2014                     1.49                   0                   0               0.50%               12.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.25%               -9.1%
12/31/2017                     2.07                   0                   0               0.25%               14.7%
12/31/2016                     1.80                   0                   0               0.25%               18.9%
12/31/2015                     1.52                   0                   0               0.25%                0.0%
12/31/2014                     1.52                   0                   0               0.25%               12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   2  $                4               0.00%               -8.9%
12/31/2017                     2.12                   0                   0               0.00%               15.0%
12/31/2016                     1.84                   0                   0               0.00%               19.2%
12/31/2015                     1.55                   0                   0               0.00%                0.3%
12/31/2014                     1.54                   0                   0               0.00%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.5%
    2016        0.9%
    2015        1.7%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER EQUITY INCOME FUND Y CLASS - 72366V405

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    33,550,398  $     36,897,274        1,090,715
                                                      ================  ===============
Receivables: investments sold                    247
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    33,550,645
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   30,088,027      16,647,961  $          1.81
Band 100                                        --              --             1.84
Band 75                                         --              --             1.86
Band 50                                         --              --             1.89
Band 25                                         --              --             1.92
Band 0                                   3,462,618       1,774,730             1.95
                                    --------------  --------------
 Total                              $   33,550,645      18,422,691
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       949,576
Mortality & expense charges                                                        (441,966)
                                                                            ----------------
Net investment income (loss)                                                        507,610
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            388,905
Realized gain distributions                                                       1,651,889
Net change in unrealized appreciation (depreciation)                             (6,213,063)
                                                                            ----------------
Net gain (loss)                                                                  (4,172,269)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (3,664,659)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        507,610   $        214,186
Net realized gain (loss)                                          388,905            334,860
Realized gain distributions                                     1,651,889          1,547,333
Net change in unrealized appreciation (depreciation)           (6,213,063)         3,265,667
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,664,659)         5,362,046
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,948,505          3,226,114
Cost of units redeemed                                         (6,730,730)       (11,381,785)
Account charges                                                   (13,099)           (25,142)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,795,324)        (8,180,813)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,459,983)        (2,818,767)
Net assets, beginning                                          41,010,628         43,829,395
                                                         -----------------  -----------------
Net assets, ending                                       $     33,550,645   $     41,010,628
                                                         =================  =================

Units sold                                                      1,835,064          1,819,745
Units redeemed                                                 (3,754,437)        (6,262,518)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,919,373)        (4,442,773)
Units outstanding, beginning                                   20,342,064         24,784,837
                                                         -----------------  -----------------
Units outstanding, ending                                      18,422,691         20,342,064
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    50,757,223
Cost of units redeemed/account charges                                          (19,184,770)
Net investment income (loss)                                                        901,991
Net realized gain (loss)                                                            723,368
Realized gain distributions                                                       3,699,709
Net change in unrealized appreciation (depreciation)                             (3,346,876)
                                                                            ----------------
Net assets                                                                  $    33,550,645
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81              16,648  $           30,088               1.25%               -9.8%
12/31/2017                     2.00              18,425              36,916               1.25%               13.8%
12/31/2016                     1.76              22,769              40,092               1.25%               18.0%
12/31/2015                     1.49                 732               1,093               1.25%               -0.7%
12/31/2014                     1.50                   4                   6               1.25%               11.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               1.00%               -9.6%
12/31/2017                     2.03                   0                   0               1.00%               14.1%
12/31/2016                     1.78                   0                   0               1.00%               18.3%
12/31/2015                     1.50                   0                   0               1.00%               -0.5%
12/31/2014                     1.51                   0                   0               1.00%               12.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.75%               -9.3%
12/31/2017                     2.06                   0                   0               0.75%               14.4%
12/31/2016                     1.80                   0                   0               0.75%               18.6%
12/31/2015                     1.52                   0                   0               0.75%               -0.2%
12/31/2014                     1.52                   0                   0               0.75%               12.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.50%               -9.1%
12/31/2017                     2.08                   0                   0               0.50%               14.6%
12/31/2016                     1.82                   0                   0               0.50%               18.9%
12/31/2015                     1.53                   0                   0               0.50%                0.0%
12/31/2014                     1.53                   0                   0               0.50%               12.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               0.25%               -8.9%
12/31/2017                     2.11                   0                   0               0.25%               14.9%
12/31/2016                     1.83                   0                   0               0.25%               19.2%
12/31/2015                     1.54                   0                   0               0.25%                0.3%
12/31/2014                     1.54                   0                   0               0.25%               12.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.95               1,775  $            3,463               0.00%               -8.7%
12/31/2017                     2.14               1,917               4,095               0.00%               15.2%
12/31/2016                     1.85               2,016               3,737               0.00%               19.5%
12/31/2015                     1.55                   0                   0               0.00%                0.5%
12/31/2014                     1.54                   0                   0               0.00%               13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        1.6%
    2016        1.0%
    2015        2.4%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                      PIONEER FUND A CLASS - 723682100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      249,893   $       324,761           10,092
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (131)
                                     ---------------
Net assets                           $      249,762
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       217,830         116,170  $         1.88
Band 100                                    31,932          16,771            1.90
Band 75                                         --              --            1.93
Band 50                                         --              --            1.96
Band 25                                         --              --            1.99
Band 0                                          --              --            2.02
                                   ---------------  --------------
 Total                             $       249,762         132,941
                                   ===============  ==============


                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,694
Mortality & expense charges                                                             (3,324)
                                                                              -----------------
Net investment income (loss)                                                              (630)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,868)
Realized gain distributions                                                             31,325
Net change in unrealized appreciation (depreciation)                                   (29,801)
                                                                              -----------------
Net gain (loss)                                                                         (7,344)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (7,974)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (630)  $            (694)
Net realized gain (loss)                                            (8,868)             (4,900)
Realized gain distributions                                         31,325              46,714
Net change in unrealized appreciation (depreciation)               (29,801)              8,918
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (7,974)             50,038
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            36,536               7,805
Cost of units redeemed                                             (55,021)            (46,219)
Account charges                                                        (48)                (56)
                                                          -----------------  ------------------
Increase (decrease)                                                (18,533)            (38,470)
                                                          -----------------  ------------------
Net increase (decrease)                                            (26,507)             11,568
Net assets, beginning                                              276,269             264,701
                                                          -----------------  ------------------
Net assets, ending                                        $        249,762   $         276,269
                                                          =================  ==================

Units sold                                                          18,167               4,558
Units redeemed                                                     (27,838)            (25,961)
                                                          -----------------  ------------------
Net increase (decrease)                                             (9,671)            (21,403)
Units outstanding, beginning                                       142,612             164,015
                                                          -----------------  ------------------
Units outstanding, ending                                          132,941             142,612
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        349,901
Cost of units redeemed/account charges                                               (158,576)
Net investment income (loss)                                                           (1,335)
Net realized gain (loss)                                                              (23,387)
Realized gain distributions                                                           158,027
Net change in unrealized appreciation (depreciation)                                  (74,868)
                                                                             -----------------
Net assets                                                                   $        249,762
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                 116  $              218               1.25%               -3.0%
12/31/2017                     1.93                 116                 223               1.25%               20.0%
12/31/2016                     1.61                 126                 202               1.25%                8.2%
12/31/2015                     1.49                 137                 205               1.25%               -1.7%
12/31/2014                     1.51                   0                   0               1.25%                9.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                  17  $               32               1.00%               -2.7%
12/31/2017                     1.96                  27                  53               1.00%               20.3%
12/31/2016                     1.63                  38                  62               1.00%                8.5%
12/31/2015                     1.50                  60                  90               1.00%               -1.4%
12/31/2014                     1.52                   0                   0               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.75%               -2.5%
12/31/2017                     1.98                   0                   0               0.75%               20.6%
12/31/2016                     1.64                   0                   0               0.75%                8.8%
12/31/2015                     1.51                   0                   0               0.75%               -1.2%
12/31/2014                     1.53                   0                   0               0.75%               10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.50%               -2.2%
12/31/2017                     2.01                   0                   0               0.50%               20.9%
12/31/2016                     1.66                   0                   0               0.50%                9.1%
12/31/2015                     1.52                   0                   0               0.50%               -0.9%
12/31/2014                     1.54                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.25%               -2.0%
12/31/2017                     2.03                   0                   0               0.25%               21.2%
12/31/2016                     1.68                   0                   0               0.25%                9.3%
12/31/2015                     1.53                   0                   0               0.25%               -0.7%
12/31/2014                     1.55                   0                   0               0.25%               10.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.00%               -1.7%
12/31/2017                     2.06                   0                   0               0.00%               21.5%
12/31/2016                     1.70                   0                   0               0.00%                9.6%
12/31/2015                     1.55                   0                   0               0.00%               -0.4%
12/31/2014                     1.55                   0                   0               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.0%
    2016        1.0%
    2015        0.6%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,148,398  $      1,551,077           84,940
                                                      ================  ===============
Receivables: investments sold                    166
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,148,564
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,148,564         459,225  $          2.50
Band 100                                        --              --             2.60
Band 75                                         --              --             2.70
Band 50                                         --              --             2.80
Band 25                                         --              --             2.91
Band 0                                          --              --             3.29
                                    --------------  --------------
 Total                              $    1,148,564         459,225
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         14,258
Mortality & expense charges                                                           (15,954)
                                                                             -----------------
Net investment income (loss)                                                           (1,696)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (29,001)
Realized gain distributions                                                           301,840
Net change in unrealized appreciation (depreciation)                                 (293,979)
                                                                             -----------------
Net gain (loss)                                                                       (21,140)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (22,836)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,696)  $           (745)
Net realized gain (loss)                                          (29,001)           (12,922)
Realized gain distributions                                       301,840            176,288
Net change in unrealized appreciation (depreciation)             (293,979)            73,187
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (22,836)           235,808
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,771             38,135
Cost of units redeemed                                           (231,343)          (128,665)
Account charges                                                      (131)              (151)
                                                         -----------------  -----------------
Increase (decrease)                                              (192,703)           (90,681)
                                                         -----------------  -----------------
Net increase (decrease)                                          (215,539)           145,127
Net assets, beginning                                           1,364,103          1,218,976
                                                         -----------------  -----------------
Net assets, ending                                       $      1,148,564   $      1,364,103
                                                         =================  =================

Units sold                                                         14,589             16,517
Units redeemed                                                    (85,824)           (55,884)
                                                         -----------------  -----------------
Net increase (decrease)                                           (71,235)           (39,367)
Units outstanding, beginning                                      530,460            569,827
                                                         -----------------  -----------------
Units outstanding, ending                                         459,225            530,460
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,682,686
Cost of units redeemed/account charges                                           (20,718,688)
Net investment income (loss)                                                         370,632
Net realized gain (loss)                                                            (544,721)
Realized gain distributions                                                        1,761,334
Net change in unrealized appreciation (depreciation)                                (402,679)
                                                                            -----------------
Net assets                                                                  $      1,148,564
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                 459  $            1,149               1.25%               -2.7%
12/31/2017                     2.57                 530               1,364               1.25%               20.2%
12/31/2016                     2.14                 570               1,219               1.25%                8.5%
12/31/2015                     1.97                 676               1,333               1.25%               -1.3%
12/31/2014                     2.00                 772               1,543               1.25%                9.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.60                   0  $                0               1.00%               -2.5%
12/31/2017                     2.66                   0                   0               1.00%               20.5%
12/31/2016                     2.21                   0                   0               1.00%                8.7%
12/31/2015                     2.03                   0                   0               1.00%               -1.1%
12/31/2014                     2.06                   0                   0               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                   0  $                0               0.75%               -2.2%
12/31/2017                     2.76                   0                   0               0.75%               20.8%
12/31/2016                     2.29                   0                   0               0.75%                9.0%
12/31/2015                     2.10                   0                   0               0.75%               -0.8%
12/31/2014                     2.11                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.80                   0  $                0               0.50%               -2.0%
12/31/2017                     2.86                   0                   0               0.50%               21.1%
12/31/2016                     2.36                   0                   0               0.50%                9.3%
12/31/2015                     2.16                   0                   0               0.50%               -0.6%
12/31/2014                     2.17                   0                   0               0.50%               10.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.91                   0  $                0               0.25%               -1.8%
12/31/2017                     2.97                   0                   0               0.25%               21.4%
12/31/2016                     2.44                   0                   0               0.25%                9.5%
12/31/2015                     2.23                   0                   0               0.25%               -0.3%
12/31/2014                     2.24                   0                   0               0.25%               10.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.29                   0  $                0               0.00%               -1.5%
12/31/2017                     3.34                   0                   0               0.00%               21.7%
12/31/2016                     2.74                   0                   0               0.00%                9.8%
12/31/2015                     2.50                   0                   0               0.00%               -0.1%
12/31/2014                     2.50                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.2%
    2016        1.3%
    2015        1.1%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             PIONEER FUNDAMENTAL GROWTH FUND A CLASS - 723695102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,771,753  $     1,731,379           83,731
                                                       ===============  ===============
Receivables: investments sold                   1,611
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,773,364
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,375,820         692,316  $          1.99
Band 100                                        --              --             2.02
Band 75                                         --              --             2.05
Band 50                                         --              --             2.09
Band 25                                         --              --             2.12
Band 0                                     397,544         184,202             2.16
                                    --------------  --------------
 Total                              $    1,773,364         876,518
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         4,208
Mortality & expense charges                                                         (32,605)
                                                                            ----------------
Net investment income (loss)                                                        (28,397)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            217,865
Realized gain distributions                                                         139,767
Net change in unrealized appreciation (depreciation)                               (330,684)
                                                                            ----------------
Net gain (loss)                                                                      26,948
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        (1,449)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,397)  $        (41,780)
Net realized gain (loss)                                          217,865            498,653
Realized gain distributions                                       139,767            143,415
Net change in unrealized appreciation (depreciation)             (330,684)           224,633
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,449)           824,921
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          534,326          1,516,348
Cost of units redeemed                                         (2,101,731)        (3,085,888)
Account charges                                                    (3,006)            (3,496)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,570,411)        (1,573,036)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,571,860)          (748,115)
Net assets, beginning                                           3,345,224          4,093,339
                                                         -----------------  -----------------
Net assets, ending                                       $      1,773,364   $      3,345,224
                                                         =================  =================

Units sold                                                        250,592            811,508
Units redeemed                                                 (1,011,114)        (1,606,403)
                                                         -----------------  -----------------
Net increase (decrease)                                          (760,522)          (794,895)
Units outstanding, beginning                                    1,637,040          2,431,935
                                                         -----------------  -----------------
Units outstanding, ending                                         876,518          1,637,040
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,542,696
Cost of units redeemed/account charges                                            (8,295,980)
Net investment income (loss)                                                        (113,420)
Net realized gain (loss)                                                           1,017,190
Realized gain distributions                                                          582,504
Net change in unrealized appreciation (depreciation)                                  40,374
                                                                            -----------------
Net assets                                                                  $      1,773,364
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                 692  $            1,376               1.25%               -1.9%
12/31/2017                     2.02               1,431               2,897               1.25%               21.1%
12/31/2016                     1.67               2,162               3,615               1.25%                2.3%
12/31/2015                     1.63               1,079               1,763               1.25%                5.1%
12/31/2014                     1.56               1,059               1,647               1.25%               12.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               1.00%               -1.6%
12/31/2017                     2.05                   0                   0               1.00%               21.4%
12/31/2016                     1.69                   0                   0               1.00%                2.6%
12/31/2015                     1.65                   0                   0               1.00%                5.3%
12/31/2014                     1.57                   0                   0               1.00%               12.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.75%               -1.4%
12/31/2017                     2.08                   0                   0               0.75%               21.7%
12/31/2016                     1.71                   0                   0               0.75%                2.8%
12/31/2015                     1.66                   0                   0               0.75%                5.6%
12/31/2014                     1.58                   0                   0               0.75%               13.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.50%               -1.1%
12/31/2017                     2.11                   0                   0               0.50%               22.0%
12/31/2016                     1.73                   0                   0               0.50%                3.1%
12/31/2015                     1.68                   0                   0               0.50%                5.9%
12/31/2014                     1.59                   0                   0               0.50%               13.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.25%               -0.9%
12/31/2017                     2.14                   0                   0               0.25%               22.3%
12/31/2016                     1.75                   0                   0               0.25%                3.3%
12/31/2015                     1.69                   0                   0               0.25%                6.1%
12/31/2014                     1.60                   0                   0               0.25%               13.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                 184  $              398               0.00%               -0.6%
12/31/2017                     2.17                 206                 448               0.00%               22.6%
12/31/2016                     1.77                 270                 478               0.00%                3.6%
12/31/2015                     1.71                 777               1,328               0.00%                6.4%
12/31/2014                     1.61                 419                 674               0.00%               14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.2%
    2016        0.3%
    2015        0.3%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             PIONEER FUNDAMENTAL GROWTH FUND Y CLASS - 723695409

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,010,356  $     11,431,300          563,073
                                                      ================  ===============
Receivables: investments sold                 48,906
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,059,262
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,643,795        5,252,061  $         2.03
Band 100                                        --               --            2.06
Band 75                                         --               --            2.09
Band 50                                         --               --            2.13
Band 25                                         --               --            2.16
Band 0                                   1,415,467          643,128            2.20
                                    --------------  ---------------
 Total                              $   12,059,262        5,895,189
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        77,203
Mortality & expense charges                                                        (166,892)
                                                                            ----------------
Net investment income (loss)                                                        (89,689)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            740,878
Realized gain distributions                                                         656,562
Net change in unrealized appreciation (depreciation)                             (1,328,021)
                                                                            ----------------
Net gain (loss)                                                                      69,419
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (20,270)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (89,689)  $       (105,048)
Net realized gain (loss)                                          740,878            452,676
Realized gain distributions                                       656,562            643,835
Net change in unrealized appreciation (depreciation)           (1,328,021)         2,022,841
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (20,270)         3,014,304
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,773,520          2,102,596
Cost of units redeemed                                         (4,953,147)        (4,820,907)
Account charges                                                    (1,571)            (2,705)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,181,198)        (2,721,016)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,201,468)           293,288
Net assets, beginning                                          15,260,730         14,967,442
                                                         -----------------  -----------------
Net assets, ending                                       $     12,059,262   $     15,260,730
                                                         =================  =================

Units sold                                                        817,818          1,100,876
Units redeemed                                                 (2,295,634)        (2,535,272)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,477,816)        (1,434,396)
Units outstanding, beginning                                    7,373,005          8,807,401
                                                         -----------------  -----------------
Units outstanding, ending                                       5,895,189          7,373,005
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     23,806,885
Cost of units redeemed/account charges                                           (15,572,834)
Net investment income (loss)                                                        (261,824)
Net realized gain (loss)                                                           1,594,081
Realized gain distributions                                                        1,913,898
Net change in unrealized appreciation (depreciation)                                 579,056
                                                                            -----------------
Net assets                                                                  $     12,059,262
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03               5,252  $           10,644               1.25%               -1.6%
12/31/2017                     2.06               6,823              14,047               1.25%               21.5%
12/31/2016                     1.69               8,364              14,172               1.25%                2.7%
12/31/2015                     1.65               3,949               6,515               1.25%                5.4%
12/31/2014                     1.57               1,186               1,857               1.25%               12.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               1.00%               -1.3%
12/31/2017                     2.09                   0                   0               1.00%               21.8%
12/31/2016                     1.71                   0                   0               1.00%                3.0%
12/31/2015                     1.66                   0                   0               1.00%                5.6%
12/31/2014                     1.58                   0                   0               1.00%               13.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.75%               -1.1%
12/31/2017                     2.12                   0                   0               0.75%               22.1%
12/31/2016                     1.73                   0                   0               0.75%                3.2%
12/31/2015                     1.68                   0                   0               0.75%                5.9%
12/31/2014                     1.59                   0                   0               0.75%               13.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               0.50%               -0.8%
12/31/2017                     2.15                   0                   0               0.50%               22.4%
12/31/2016                     1.75                   0                   0               0.50%                3.5%
12/31/2015                     1.70                   0                   0               0.50%                6.2%
12/31/2014                     1.60                   0                   0               0.50%               13.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   0  $                0               0.25%               -0.6%
12/31/2017                     2.18                   0                   0               0.25%               22.7%
12/31/2016                     1.77                   0                   0               0.25%                3.7%
12/31/2015                     1.71                   0                   0               0.25%                6.4%
12/31/2014                     1.61                   0                   0               0.25%               13.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                 643  $            1,415               0.00%               -0.3%
12/31/2017                     2.21                 550               1,214               0.00%               23.0%
12/31/2016                     1.79                 443                 795               0.00%                4.0%
12/31/2015                     1.73                   0                   0               0.00%                6.7%
12/31/2014                     1.62                   0                   0               0.00%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.5%
    2016        0.8%
    2015        0.9%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 PIONEER HIGH YIELD FUND A CLASS - 72369B109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        532,834  $       559,276           59,085
                                                       ===============  ===============
Receivables: investments sold                   2,034
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        534,868
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       353,675         290,412  $         1.22
Band 100                                    89,160          72,098            1.24
Band 75                                         --              --            1.26
Band 50                                     92,033          72,177            1.28
Band 25                                         --              --            1.29
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $       534,868         434,687
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         28,795
Mortality & expense charges                                                            (6,214)
                                                                             -----------------
Net investment income (loss)                                                           22,581
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,165
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (47,576)
                                                                             -----------------
Net gain (loss)                                                                       (46,411)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (23,830)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,581   $         24,097
Net realized gain (loss)                                            1,165             12,126
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (47,576)             7,357
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,830)            43,580
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           59,625             64,006
Cost of units redeemed                                            (59,219)          (252,920)
Account charges                                                      (178)              (615)
                                                         -----------------  -----------------
Increase (decrease)                                                   228           (189,529)
                                                         -----------------  -----------------
Net increase (decrease)                                           (23,602)          (145,949)
Net assets, beginning                                             558,470            704,419
                                                         -----------------  -----------------
Net assets, ending                                       $        534,868   $        558,470
                                                         =================  =================

Units sold                                                         48,559             51,538
Units redeemed                                                    (48,016)          (200,199)
                                                         -----------------  -----------------
Net increase (decrease)                                               543           (148,661)
Units outstanding, beginning                                      434,144            582,805
                                                         -----------------  -----------------
Units outstanding, ending                                         434,687            434,144
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,733,293
Cost of units redeemed/account charges                                             (1,291,212)
Net investment income (loss)                                                          106,345
Net realized gain (loss)                                                              (18,861)
Realized gain distributions                                                            31,745
Net change in unrealized appreciation (depreciation)                                  (26,442)
                                                                             -----------------
Net assets                                                                   $        534,868
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                 290  $              354               1.25%               -4.3%
12/31/2017                     1.27                 268                 342               1.25%                6.2%
12/31/2016                     1.20                 351                 421               1.25%               12.8%
12/31/2015                     1.06                 444                 472               1.25%               -6.1%
12/31/2014                     1.13                  20                  23               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                  72  $               89               1.00%               -4.1%
12/31/2017                     1.29                  76                  98               1.00%                6.4%
12/31/2016                     1.21                 125                 151               1.00%               13.0%
12/31/2015                     1.07                 228                 244               1.00%               -5.8%
12/31/2014                     1.14                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.75%               -3.9%
12/31/2017                     1.31                   0                   0               0.75%                6.7%
12/31/2016                     1.22                   0                   0               0.75%               13.3%
12/31/2015                     1.08                   0                   0               0.75%               -5.6%
12/31/2014                     1.14                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                  72  $               92               0.50%               -3.6%
12/31/2017                     1.32                  90                 119               0.50%                7.0%
12/31/2016                     1.24                 107                 132               0.50%               13.6%
12/31/2015                     1.09                  89                  96               0.50%               -5.4%
12/31/2014                     1.15                 121                 139               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%               -3.4%
12/31/2017                     1.34                   0                   0               0.25%                7.2%
12/31/2016                     1.25                   0                   0               0.25%               13.9%
12/31/2015                     1.10                   0                   0               0.25%               -5.1%
12/31/2014                     1.16                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.00%               -3.1%
12/31/2017                     1.36                   0                   0               0.00%                7.5%
12/31/2016                     1.26                   0                   0               0.00%               14.2%
12/31/2015                     1.11                   0                   0               0.00%               -4.9%
12/31/2014                     1.16                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.3%
    2017        4.9%
    2016        5.0%
    2015        3.3%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 PIONEER HIGH YIELD FUND Y CLASS - 72369B406

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        69,795  $         73,730            7,727
                                                      ================  ===============
Receivables: investments sold                    208
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        70,003
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       70,003          56,388  $          1.24
Band 100                                        --              --             1.26
Band 75                                         --              --             1.28
Band 50                                         --              --             1.30
Band 25                                         --              --             1.32
Band 0                                          --              --             1.34
                                    --------------  --------------
 Total                              $       70,003          56,388
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,833
Mortality & expense charges                                                               (908)
                                                                              -----------------
Net investment income (loss)                                                             2,925
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (239)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (5,818)
                                                                              -----------------
Net gain (loss)                                                                         (6,057)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (3,132)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,925   $          2,077
Net realized gain (loss)                                             (239)               147
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (5,818)             1,129
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (3,132)             3,353
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           18,333             18,940
Cost of units redeemed                                            (11,317)            (2,492)
Account charges                                                       (39)               (27)
                                                         -----------------  -----------------
Increase (decrease)                                                 6,977             16,421
                                                         -----------------  -----------------
Net increase (decrease)                                             3,845             19,774
Net assets, beginning                                              66,158             46,384
                                                         -----------------  -----------------
Net assets, ending                                       $         70,003   $         66,158
                                                         =================  =================

Units sold                                                         14,493             15,243
Units redeemed                                                     (9,235)            (2,277)
                                                         -----------------  -----------------
Net increase (decrease)                                             5,258             12,966
Units outstanding, beginning                                       51,130             38,164
                                                         -----------------  -----------------
Units outstanding, ending                                          56,388             51,130
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         81,619
Cost of units redeemed/account charges                                                 (14,326)
Net investment income (loss)                                                             6,536
Net realized gain (loss)                                                                  (176)
Realized gain distributions                                                                285
Net change in unrealized appreciation (depreciation)                                    (3,935)
                                                                              -----------------
Net assets                                                                    $         70,003
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                  56  $               70               1.25%               -4.1%
12/31/2017                     1.29                  51                  66               1.25%                6.5%
12/31/2016                     1.22                  38                  46               1.25%               13.1%
12/31/2015                     1.07                   9                  10               1.25%               -5.8%
12/31/2014                     1.14                   5                   5               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.00%               -3.8%
12/31/2017                     1.31                   0                   0               1.00%                6.7%
12/31/2016                     1.23                   0                   0               1.00%               13.4%
12/31/2015                     1.08                   0                   0               1.00%               -5.6%
12/31/2014                     1.15                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -3.6%
12/31/2017                     1.33                   0                   0               0.75%                7.0%
12/31/2016                     1.24                   0                   0               0.75%               13.7%
12/31/2015                     1.09                   0                   0               0.75%               -5.3%
12/31/2014                     1.15                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -3.3%
12/31/2017                     1.34                   0                   0               0.50%                7.3%
12/31/2016                     1.25                   0                   0               0.50%               13.9%
12/31/2015                     1.10                   0                   0               0.50%               -5.1%
12/31/2014                     1.16                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -3.1%
12/31/2017                     1.36                   0                   0               0.25%                7.5%
12/31/2016                     1.27                   0                   0               0.25%               14.2%
12/31/2015                     1.11                   0                   0               0.25%               -4.9%
12/31/2014                     1.17                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.00%               -2.8%
12/31/2017                     1.38                   0                   0               0.00%                7.8%
12/31/2016                     1.28                   0                   0               0.00%               14.5%
12/31/2015                     1.12                   0                   0               0.00%               -4.6%
12/31/2014                     1.17                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.6%
    2017        4.9%
    2016        5.4%
    2015        5.4%
    2014        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER MID CAP VALUE FUND A CLASS - 72375Q108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        572,830  $       754,696           31,302
                                                       ===============  ===============
Receivables: investments sold                   4,073
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        576,903
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       299,727         200,561  $         1.49
Band 100                                    32,708          21,554            1.52
Band 75                                         --              --            1.54
Band 50                                         --              --            1.56
Band 25                                         --              --            1.59
Band 0                                     244,468         151,528            1.61
                                   ---------------  --------------
 Total                             $       576,903         373,643
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,441
Mortality & expense charges                                                            (4,389)
                                                                             -----------------
Net investment income (loss)                                                            1,052
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  241
Realized gain distributions                                                            58,160
Net change in unrealized appreciation (depreciation)                                 (193,968)
                                                                             -----------------
Net gain (loss)                                                                      (135,567)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (134,515)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,052   $         (2,925)
Net realized gain (loss)                                              241              3,648
Realized gain distributions                                        58,160             25,804
Net change in unrealized appreciation (depreciation)             (193,968)            10,466
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (134,515)            36,993
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          391,504             61,935
Cost of units redeemed                                            (33,904)          (158,736)
Account charges                                                      (322)               (63)
                                                         -----------------  -----------------
Increase (decrease)                                               357,278            (96,864)
                                                         -----------------  -----------------
Net increase (decrease)                                           222,763            (59,871)
Net assets, beginning                                             354,140            414,011
                                                         -----------------  -----------------
Net assets, ending                                       $        576,903   $        354,140
                                                         =================  =================

Units sold                                                        204,310             35,299
Units redeemed                                                    (18,650)           (91,764)
                                                         -----------------  -----------------
Net increase (decrease)                                           185,660            (56,465)
Units outstanding, beginning                                      187,983            244,448
                                                         -----------------  -----------------
Units outstanding, ending                                         373,643            187,983
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        914,537
Cost of units redeemed/account charges                                                (279,602)
Net investment income (loss)                                                            (3,451)
Net realized gain (loss)                                                                  (465)
Realized gain distributions                                                            127,750
Net change in unrealized appreciation (depreciation)                                  (181,866)
                                                                              -----------------
Net assets                                                                    $        576,903
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                 201  $              300               1.25%              -20.5%
12/31/2017                     1.88                 159                 299               1.25%               11.5%
12/31/2016                     1.69                 149                 252               1.25%               14.7%
12/31/2015                     1.47                 120                 176               1.25%               -7.6%
12/31/2014                     1.59                   0                   1               1.25%               13.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                  22  $               33               1.00%              -20.3%
12/31/2017                     1.90                  29                  56               1.00%               11.7%
12/31/2016                     1.70                  95                 162               1.00%               14.9%
12/31/2015                     1.48                  27                  41               1.00%               -7.4%
12/31/2014                     1.60                   0                   0               1.00%               13.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.75%              -20.1%
12/31/2017                     1.93                   0                   0               0.75%               12.0%
12/31/2016                     1.72                   0                   0               0.75%               15.2%
12/31/2015                     1.49                   0                   0               0.75%               -7.1%
12/31/2014                     1.61                   0                   0               0.75%               13.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.50%              -19.9%
12/31/2017                     1.95                   0                   0               0.50%               12.3%
12/31/2016                     1.74                   0                   0               0.50%               15.5%
12/31/2015                     1.51                   0                   0               0.50%               -6.9%
12/31/2014                     1.62                   0                   0               0.50%               14.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.25%              -19.7%
12/31/2017                     1.98                   0                   0               0.25%               12.6%
12/31/2016                     1.76                   0                   0               0.25%               15.8%
12/31/2015                     1.52                   0                   0               0.25%               -6.7%
12/31/2014                     1.63                   0                   0               0.25%               14.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                 152  $              244               0.00%              -19.5%
12/31/2017                     2.00                   0                   0               0.00%               12.9%
12/31/2016                     1.78                   0                   0               0.00%               16.1%
12/31/2015                     1.53                   0                   0               0.00%               -6.4%
12/31/2014                     1.63                   0                   0               0.00%               14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.3%
    2016        0.6%
    2015        0.7%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER MID CAP VALUE FUND Y CLASS - 72375Q405

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         82,965  $       106,189            4,179
                                                       ===============  ===============
Receivables: investments sold                   3,865
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         86,830
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       86,830          57,057  $          1.52
Band 100                                        --              --             1.55
Band 75                                         --              --             1.57
Band 50                                         --              --             1.59
Band 25                                         --              --             1.62
Band 0                                          --              --             1.64
                                    --------------  --------------
 Total                              $       86,830          57,057
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            943
Mortality & expense charges                                                            (1,573)
                                                                             -----------------
Net investment income (loss)                                                             (630)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,419
Realized gain distributions                                                             7,811
Net change in unrealized appreciation (depreciation)                                  (34,531)
                                                                             -----------------
Net gain (loss)                                                                       (24,301)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (24,931)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (630)  $         (1,768)
Net realized gain (loss)                                            2,419             18,363
Realized gain distributions                                         7,811             15,308
Net change in unrealized appreciation (depreciation)              (34,531)            (9,292)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (24,931)            22,611
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           31,925             59,878
Cost of units redeemed                                            (91,765)          (103,345)
Account charges                                                        (2)               (17)
                                                         -----------------  -----------------
Increase (decrease)                                               (59,842)           (43,484)
                                                         -----------------  -----------------
Net increase (decrease)                                           (84,773)           (20,873)
Net assets, beginning                                             171,603            192,476
                                                         -----------------  -----------------
Net assets, ending                                       $         86,830   $        171,603
                                                         =================  =================

Units sold                                                         17,648             45,303
Units redeemed                                                    (50,460)           (68,050)
                                                         -----------------  -----------------
Net increase (decrease)                                           (32,812)           (22,747)
Units outstanding, beginning                                       89,869            112,616
                                                         -----------------  -----------------
Units outstanding, ending                                          57,057             89,869
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        259,292
Cost of units redeemed/account charges                                              (201,392)
Net investment income (loss)                                                          (2,884)
Net realized gain (loss)                                                              20,198
Realized gain distributions                                                           34,840
Net change in unrealized appreciation (depreciation)                                 (23,224)
                                                                            -----------------
Net assets                                                                  $         86,830
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                  57  $               87               1.25%              -20.3%
12/31/2017                     1.91                  90                 172               1.25%               11.7%
12/31/2016                     1.71                 113                 192               1.25%               15.0%
12/31/2015                     1.49                  10                  16               1.25%               -7.3%
12/31/2014                     1.60                   0                   0               1.25%               13.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               1.00%              -20.1%
12/31/2017                     1.93                   0                   0               1.00%               12.0%
12/31/2016                     1.73                   0                   0               1.00%               15.3%
12/31/2015                     1.50                   0                   0               1.00%               -7.1%
12/31/2014                     1.61                   0                   0               1.00%               14.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.75%              -19.9%
12/31/2017                     1.96                   0                   0               0.75%               12.3%
12/31/2016                     1.74                   0                   0               0.75%               15.6%
12/31/2015                     1.51                   0                   0               0.75%               -6.9%
12/31/2014                     1.62                   0                   0               0.75%               14.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.50%              -19.7%
12/31/2017                     1.98                   0                   0               0.50%               12.6%
12/31/2016                     1.76                   0                   0               0.50%               15.8%
12/31/2015                     1.52                   0                   0               0.50%               -6.6%
12/31/2014                     1.63                   0                   0               0.50%               14.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.25%              -19.5%
12/31/2017                     2.01                   0                   0               0.25%               12.8%
12/31/2016                     1.78                   0                   0               0.25%               16.1%
12/31/2015                     1.53                   0                   0               0.25%               -6.4%
12/31/2014                     1.64                   0                   0               0.25%               14.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.00%              -19.3%
12/31/2017                     2.04                   0                   0               0.00%               13.1%
12/31/2016                     1.80                   0                   0               0.00%               16.4%
12/31/2015                     1.55                   0                   0               0.00%               -6.2%
12/31/2014                     1.65                   0                   0               0.00%               15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.5%
    2016        1.2%
    2015        1.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PIONEER SELECT MID CAP GROWTH FUND A CLASS - 72387W408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,547,451  $      3,069,310           74,161
                                                      ================  ===============
Receivables: investments sold                 12,848
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,560,299
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,145,825       1,078,399  $          1.99
Band 100                                         --              --             2.02
Band 75                                          --              --             2.05
Band 50                                          --              --             2.08
Band 25                                          --              --             2.12
Band 0                                      414,474         192,946             2.15
                                    ---------------  --------------
 Total                              $     2,560,299       1,271,345
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (31,334)
                                                                            -----------------
Net investment income (loss)                                                         (31,334)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              38,789
Realized gain distributions                                                          393,962
Net change in unrealized appreciation (depreciation)                                (631,329)
                                                                            -----------------
Net gain (loss)                                                                     (198,578)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (229,912)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (31,334)  $        (17,690)
Net realized gain (loss)                                           38,789            186,240
Realized gain distributions                                       393,962            183,668
Net change in unrealized appreciation (depreciation)             (631,329)            91,043
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (229,912)           443,261
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,331,688          1,558,006
Cost of units redeemed                                         (1,560,003)        (1,365,622)
Account charges                                                      (713)              (673)
                                                         -----------------  -----------------
Increase (decrease)                                               770,972            191,711
                                                         -----------------  -----------------
Net increase (decrease)                                           541,060            634,972
Net assets, beginning                                           2,019,239          1,384,267
                                                         -----------------  -----------------
Net assets, ending                                       $      2,560,299   $      2,019,239
                                                         =================  =================

Units sold                                                      1,052,871            805,763
Units redeemed                                                   (708,723)          (694,206)
                                                         -----------------  -----------------
Net increase (decrease)                                           344,148            111,557
Units outstanding, beginning                                      927,197            815,640
                                                         -----------------  -----------------
Units outstanding, ending                                       1,271,345            927,197
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,178,016
Cost of units redeemed/account charges                                           (3,862,596)
Net investment income (loss)                                                        (64,442)
Net realized gain (loss)                                                            162,973
Realized gain distributions                                                         668,207
Net change in unrealized appreciation (depreciation)                               (521,859)
                                                                            ----------------
Net assets                                                                  $     2,560,299
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99               1,078  $            2,146               1.25%               -7.4%
12/31/2017                     2.15                 741               1,594               1.25%               28.2%
12/31/2016                     1.68                 629               1,055               1.25%                2.2%
12/31/2015                     1.64                 378                 621               1.25%                0.1%
12/31/2014                     1.64                  79                 129               1.25%                7.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               1.00%               -7.2%
12/31/2017                     2.18                   0                   0               1.00%               28.5%
12/31/2016                     1.69                   0                   0               1.00%                2.5%
12/31/2015                     1.65                   0                   0               1.00%                0.4%
12/31/2014                     1.65                   0                   0               1.00%                8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.75%               -7.0%
12/31/2017                     2.21                   0                   0               0.75%               28.8%
12/31/2016                     1.71                   0                   0               0.75%                2.7%
12/31/2015                     1.67                   0                   0               0.75%                0.6%
12/31/2014                     1.66                   0                   0               0.75%                8.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.50%               -6.7%
12/31/2017                     2.23                   0                   0               0.50%               29.1%
12/31/2016                     1.73                   0                   0               0.50%                3.0%
12/31/2015                     1.68                   0                   0               0.50%                0.9%
12/31/2014                     1.67                   0                   0               0.50%                8.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.25%               -6.5%
12/31/2017                     2.26                   0                   0               0.25%               29.5%
12/31/2016                     1.75                   0                   0               0.25%                3.2%
12/31/2015                     1.69                   0                   0               0.25%                1.1%
12/31/2014                     1.67                   0                   0               0.25%                8.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                 193  $              414               0.00%               -6.2%
12/31/2017                     2.29                 186                 426               0.00%               29.8%
12/31/2016                     1.77                 186                 329               0.00%                3.5%
12/31/2015                     1.71                   0                   0               0.00%                1.4%
12/31/2014                     1.68                   0                   0               0.00%                9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,771,004  $     10,167,910          393,674
                                                      ================  ===============
Receivables: investments sold                 15,925
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,786,929
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,786,929       2,716,231  $          3.60
Band 100                                         --              --             3.74
Band 75                                          --              --             3.89
Band 50                                          --              --             4.04
Band 25                                          --              --             4.20
Band 0                                           --              --             4.73
                                    ---------------  --------------
 Total                              $     9,786,929       2,716,231
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (146,032)
                                                                            ----------------
Net investment income (loss)                                                       (146,032)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            242,166
Realized gain distributions                                                       1,491,136
Net change in unrealized appreciation (depreciation)                             (2,387,460)
                                                                            ----------------
Net gain (loss)                                                                    (654,158)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (800,190)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (146,032)  $       (123,997)
Net realized gain (loss)                                          242,166            206,503
Realized gain distributions                                     1,491,136            127,380
Net change in unrealized appreciation (depreciation)           (2,387,460)         2,468,997
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (800,190)         2,678,883
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,445,864            863,814
Cost of units redeemed                                         (1,881,325)        (2,795,433)
Account charges                                                    (4,807)            (6,935)
                                                         -----------------  -----------------
Increase (decrease)                                              (440,268)        (1,938,554)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,240,458)           740,329
Net assets, beginning                                          11,027,387         10,287,058
                                                         -----------------  -----------------
Net assets, ending                                       $      9,786,929   $     11,027,387
                                                         =================  =================

Units sold                                                        378,179            263,139
Units redeemed                                                   (488,332)          (822,681)
                                                         -----------------  -----------------
Net increase (decrease)                                          (110,153)          (559,542)
Units outstanding, beginning                                    2,826,384          3,385,926
                                                         -----------------  -----------------
Units outstanding, ending                                       2,716,231          2,826,384
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     87,443,703
Cost of units redeemed/account charges                                           (89,789,642)
Net investment income (loss)                                                        (557,171)
Net realized gain (loss)                                                           1,752,329
Realized gain distributions                                                       11,334,616
Net change in unrealized appreciation (depreciation)                                (396,906)
                                                                            -----------------
Net assets                                                                  $      9,786,929
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.60               2,716  $            9,787               1.25%               -7.6%
12/31/2017                     3.90               2,826              11,027               1.25%               28.4%
12/31/2016                     3.04               3,386              10,287               1.25%                2.5%
12/31/2015                     2.97               3,684              10,925               1.25%                0.4%
12/31/2014                     2.95               4,018              11,871               1.25%                8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.74                   0  $                0               1.00%               -7.4%
12/31/2017                     4.04                   0                   0               1.00%               28.7%
12/31/2016                     3.14                   0                   0               1.00%                2.7%
12/31/2015                     3.06                   0                   0               1.00%                0.6%
12/31/2014                     3.04                   0                   0               1.00%                8.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.89                   0  $                0               0.75%               -7.2%
12/31/2017                     4.19                   0                   0               0.75%               29.1%
12/31/2016                     3.25                   0                   0               0.75%                3.0%
12/31/2015                     3.15                   0                   0               0.75%                0.9%
12/31/2014                     3.13                   0                   0               0.75%                8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.04                   0  $                0               0.50%               -7.0%
12/31/2017                     4.34                   0                   0               0.50%               29.4%
12/31/2016                     3.36                   0                   0               0.50%                3.2%
12/31/2015                     3.25                   0                   0               0.50%                1.1%
12/31/2014                     3.21                   0                   0               0.50%                8.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.20                   0  $                0               0.25%               -6.7%
12/31/2017                     4.50                   0                   0               0.25%               29.7%
12/31/2016                     3.47                   0                   0               0.25%                3.5%
12/31/2015                     3.35                   0                   0               0.25%                1.4%
12/31/2014                     3.31                   0                   0               0.25%                9.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.73                   0  $                0               0.00%               -6.5%
12/31/2017                     5.06                   0                   0               0.00%               30.0%
12/31/2016                     3.89                   0                   0               0.00%                3.7%
12/31/2015                     3.75                   0                   0               0.00%                1.6%
12/31/2014                     3.69                   0                   0               0.00%                9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PIONEER STRATEGIC INCOME FUND A CLASS - 723884102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       601,030   $       622,369           58,255
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,023)
                                     ----------------
Net assets                           $       596,007
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       596,007         507,323  $         1.17
Band 100                                        --              --            1.20
Band 75                                         --              --            1.22
Band 50                                         --              --            1.24
Band 25                                         --              --            1.27
Band 0                                          --              --            1.29
                                   ---------------  --------------
 Total                             $       596,007         507,323
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         23,502
Mortality & expense charges                                                             (9,560)
                                                                              -----------------
Net investment income (loss)                                                            13,942
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (9,347)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (30,260)
                                                                              -----------------
Net gain (loss)                                                                        (39,607)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (25,665)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         13,942   $         20,987
Net realized gain (loss)                                            (9,347)             3,803
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (30,260)            15,405
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (25,665)            40,195
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           183,333            425,472
Cost of units redeemed                                            (631,803)          (405,549)
Account charges                                                       (502)              (646)
                                                          -----------------  -----------------
Increase (decrease)                                               (448,972)            19,277
                                                          -----------------  -----------------
Net increase (decrease)                                           (474,637)            59,472
Net assets, beginning                                            1,070,644          1,011,172
                                                          -----------------  -----------------
Net assets, ending                                        $        596,007   $      1,070,644
                                                          =================  =================

Units sold                                                         160,867            354,098
Units redeemed                                                    (536,276)          (337,632)
                                                          -----------------  -----------------
Net increase (decrease)                                           (375,409)            16,466
Units outstanding, beginning                                       882,732            866,266
                                                          -----------------  -----------------
Units outstanding, ending                                          507,323            882,732
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,115,818
Cost of units redeemed/account charges                                            (3,593,131)
Net investment income (loss)                                                         162,511
Net realized gain (loss)                                                            (102,844)
Realized gain distributions                                                           34,992
Net change in unrealized appreciation (depreciation)                                 (21,339)
                                                                            -----------------
Net assets                                                                  $        596,007
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                 507  $              596               1.25%               -3.1%
12/31/2017                     1.21                 883               1,071               1.25%                3.9%
12/31/2016                     1.17                 866               1,011               1.25%                6.3%
12/31/2015                     1.10               1,268               1,392               1.25%               -2.7%
12/31/2014                     1.13               1,280               1,444               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -2.9%
12/31/2017                     1.23                   0                   0               1.00%                4.2%
12/31/2016                     1.18                   0                   0               1.00%                6.6%
12/31/2015                     1.11                   0                   0               1.00%               -2.4%
12/31/2014                     1.14                   0                   0               1.00%                3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%               -2.7%
12/31/2017                     1.25                   0                   0               0.75%                4.4%
12/31/2016                     1.20                   0                   0               0.75%                6.8%
12/31/2015                     1.12                   0                   0               0.75%               -2.2%
12/31/2014                     1.15                   0                   0               0.75%                3.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.50%               -2.4%
12/31/2017                     1.27                   0                   0               0.50%                4.7%
12/31/2016                     1.22                   0                   0               0.50%                7.1%
12/31/2015                     1.14                   0                   0               0.50%               -2.0%
12/31/2014                     1.16                   0                   0               0.50%                4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -2.2%
12/31/2017                     1.29                   0                   0               0.25%                4.9%
12/31/2016                     1.23                   0                   0               0.25%                7.4%
12/31/2015                     1.15                   0                   0               0.25%               -1.7%
12/31/2014                     1.17                   0                   0               0.25%                4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.00%               -1.9%
12/31/2017                     1.32                   0                   0               0.00%                5.2%
12/31/2016                     1.25                   0                   0               0.00%                7.6%
12/31/2015                     1.16                  67                  78               0.00%               -1.5%
12/31/2014                     1.18                  43                  51               0.00%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        3.3%
    2016        2.8%
    2015        4.0%
    2014        4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PIONEER STRATEGIC INCOME FUND Y CLASS - 723884409

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       353,978   $       361,992           34,301
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,050)
                                     ----------------
Net assets                           $       351,928
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       311,001         295,327  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                      40,927          37,247            1.10
                                   ---------------  --------------
 Total                             $       351,928         332,574
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         17,742
Mortality & expense charges                                                             (5,995)
                                                                              -----------------
Net investment income (loss)                                                            11,747
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,930)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (20,701)
                                                                              -----------------
Net gain (loss)                                                                        (26,631)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (14,884)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         11,747   $         27,513
Net realized gain (loss)                                           (5,930)            27,267
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (20,701)            (2,324)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (14,884)            52,456
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          238,819            234,064
Cost of units redeemed                                           (500,524)          (933,508)
Account charges                                                    (2,075)            (3,191)
                                                         -----------------  -----------------
Increase (decrease)                                              (263,780)          (702,635)
                                                         -----------------  -----------------
Net increase (decrease)                                          (278,664)          (650,179)
Net assets, beginning                                             630,592          1,280,771
                                                         -----------------  -----------------
Net assets, ending                                       $        351,928   $        630,592
                                                         =================  =================

Units sold                                                        268,558            221,817
Units redeemed                                                   (516,804)          (872,719)
                                                         -----------------  -----------------
Net increase (decrease)                                          (248,246)          (650,902)
Units outstanding, beginning                                      580,820          1,231,722
                                                         -----------------  -----------------
Units outstanding, ending                                         332,574            580,820
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,951,793
Cost of units redeemed/account charges                                            (1,685,092)
Net investment income (loss)                                                          71,493
Net realized gain (loss)                                                              21,748
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                  (8,014)
                                                                            -----------------
Net assets                                                                  $        351,928
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/7/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 295  $              311               1.25%               -2.8%
12/31/2017                     1.08                 545                 591               1.25%                4.2%
12/31/2016                     1.04               1,218               1,266               1.25%                6.6%
12/31/2015                     0.97                 762                 743               1.25%               -2.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -2.6%
12/31/2017                     1.09                   0                   0               1.00%                4.5%
12/31/2016                     1.04                   0                   0               1.00%                6.9%
12/31/2015                     0.98                   0                   0               1.00%               -2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -2.3%
12/31/2017                     1.10                   0                   0               0.75%                4.8%
12/31/2016                     1.05                   0                   0               0.75%                7.2%
12/31/2015                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -2.1%
12/31/2017                     1.10                   0                   0               0.50%                5.0%
12/31/2016                     1.05                   0                   0               0.50%                7.4%
12/31/2015                     0.98                   0                   0               0.50%               -2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -1.8%
12/31/2017                     1.11                   0                   0               0.25%                5.3%
12/31/2016                     1.05                   0                   0               0.25%                7.7%
12/31/2015                     0.98                   0                   0               0.25%               -2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                  37  $               41               0.00%               -1.6%
12/31/2017                     1.12                  35                  40               0.00%                5.5%
12/31/2016                     1.06                  14                  15               0.00%                8.0%
12/31/2015                     0.98                  10                  10               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.6%
    2017        4.4%
    2016        3.9%
    2015        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                    PIONEER BOND FUND K CLASS - 723622809

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     8,253,205   $    8,479,673          895,974
                                                       ==============   ==============
Receivable from affiliate                    145,306
Payables: investments purchased              (55,571)
                                     ----------------
Net assets                           $     8,342,940
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,134,637       7,996,781  $          1.02
Band 100                                         --              --             1.03
Band 75                                     208,303         202,672             1.03
Band 50                                          --              --             1.04
Band 25                                          --              --             1.04
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     8,342,940       8,199,453
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        143,300
Mortality & expense charges                                                           (45,796)
                                                                             -----------------
Net investment income (loss)                                                           97,504
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (31,588)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (225,513)
                                                                             -----------------
Net gain (loss)                                                                      (257,101)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (159,597)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         97,504   $         21,174
Net realized gain (loss)                                          (31,588)             9,228
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (225,513)              (955)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (159,597)            29,447
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,253,943          3,478,192
Cost of units redeemed                                         (2,226,558)        (2,021,823)
Account charges                                                    (8,320)            (2,344)
                                                         -----------------  -----------------
Increase (decrease)                                             7,019,065          1,454,025
                                                         -----------------  -----------------
Net increase (decrease)                                         6,859,468          1,483,472
Net assets, beginning                                           1,483,472                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,342,940   $      1,483,472
                                                         =================  =================

Units sold                                                      9,310,475          3,413,592
Units redeemed                                                 (2,544,252)        (1,980,362)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,766,223          1,433,230
Units outstanding, beginning                                    1,433,230                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       8,199,453          1,433,230
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     12,732,135
Cost of units redeemed/account charges                                             (4,259,045)
Net investment income (loss)                                                          118,678
Net realized gain (loss)                                                              (22,360)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (226,468)
                                                                             -----------------
Net assets                                                                   $      8,342,940
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               7,997  $            8,135               1.25%               -1.4%
12/31/2017                     1.04               1,433               1,483               1.25%                3.2%
12/31/2016                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -1.2%
12/31/2017                     1.04                   0                   0               1.00%                3.5%
12/31/2016                     1.00                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 203  $              208               0.75%               -0.9%
12/31/2017                     1.04                   0                   0               0.75%                3.7%
12/31/2016                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -0.7%
12/31/2017                     1.04                   0                   0               0.50%                4.0%
12/31/2016                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -0.4%
12/31/2017                     1.05                   0                   0               0.25%                4.2%
12/31/2016                     1.00                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -0.2%
12/31/2017                     1.05                   0                   0               0.00%                4.5%
12/31/2016                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        4.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PIONEER EQUITY INCOME FUND K CLASS - 72366V702

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,359,553  $      2,559,836           77,565
                                                      ================  ===============
Receivables: investments sold                    394
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,359,947
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,359,947       2,292,016  $          1.03
Band 100                                         --              --             1.03
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.05
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     2,359,947       2,292,016
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         30,967
Mortality & expense charges                                                           (13,802)
                                                                             -----------------
Net investment income (loss)                                                           17,165
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,640
Realized gain distributions                                                            68,474
Net change in unrealized appreciation (depreciation)                                 (202,823)
                                                                             -----------------
Net gain (loss)                                                                      (128,709)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (111,544)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         17,165   $          8,210
Net realized gain (loss)                                            5,640            197,358
Realized gain distributions                                        68,474              3,376
Net change in unrealized appreciation (depreciation)             (202,823)             2,540
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (111,544)           211,484
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,786,086          3,818,599
Cost of units redeemed                                         (1,195,450)        (3,146,162)
Account charges                                                      (506)            (2,560)
                                                         -----------------  -----------------
Increase (decrease)                                             1,590,130            669,877
                                                         -----------------  -----------------
Net increase (decrease)                                         1,478,586            881,361
Net assets, beginning                                             881,361                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,359,947   $        881,361
                                                         =================  =================

Units sold                                                      2,680,016          3,648,959
Units redeemed                                                 (1,160,836)        (2,876,123)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,519,180            772,836
Units outstanding, beginning                                      772,836                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,292,016            772,836
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,604,685
Cost of units redeemed/account charges                                           (4,344,678)
Net investment income (loss)                                                         25,375
Net realized gain (loss)                                                            202,998
Realized gain distributions                                                          71,850
Net change in unrealized appreciation (depreciation)                               (200,283)
                                                                            ----------------
Net assets                                                                  $     2,359,947
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03               2,292  $            2,360               1.25%               -9.7%
12/31/2017                     1.14                 773                 881               1.25%               13.9%
12/31/2016                     1.00                   0                   0               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -9.5%
12/31/2017                     1.14                   0                   0               1.00%               14.2%
12/31/2016                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -9.3%
12/31/2017                     1.15                   0                   0               0.75%               14.5%
12/31/2016                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -9.0%
12/31/2017                     1.15                   0                   0               0.50%               14.8%
12/31/2016                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -8.8%
12/31/2017                     1.15                   0                   0               0.25%               15.1%
12/31/2016                     1.00                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -8.6%
12/31/2017                     1.16                   0                   0               0.00%               15.4%
12/31/2016                     1.00                   0                   0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        6.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             PIONEER FUNDAMENTAL GROWTH FUND K CLASS - 723695706

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       916,832  $        980,795           43,369
                                                      ================  ===============
Receivables: investments sold                    187
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       917,019
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       917,019         764,699  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.21
Band 50                                         --              --            1.22
Band 25                                         --              --            1.22
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       917,019         764,699
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,040
Mortality & expense charges                                                          (12,141)
                                                                            -----------------
Net investment income (loss)                                                          (5,101)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,386
Realized gain distributions                                                           50,200
Net change in unrealized appreciation (depreciation)                                 (64,565)
                                                                            -----------------
Net gain (loss)                                                                       11,021
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          5,920
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,101)  $            458
Net realized gain (loss)                                           25,386              6,233
Realized gain distributions                                        50,200             25,011
Net change in unrealized appreciation (depreciation)              (64,565)               602
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,920             32,304
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          747,941            763,706
Cost of units redeemed                                           (442,749)          (189,911)
Account charges                                                      (134)               (58)
                                                         -----------------  -----------------
Increase (decrease)                                               305,058            573,737
                                                         -----------------  -----------------
Net increase (decrease)                                           310,978            606,041
Net assets, beginning                                             606,041                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        917,019   $        606,041
                                                         =================  =================

Units sold                                                        609,432            938,687
Units redeemed                                                   (342,789)          (440,631)
                                                         -----------------  -----------------
Net increase (decrease)                                           266,643            498,056
Units outstanding, beginning                                      498,056                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         764,699            498,056
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,511,647
Cost of units redeemed/account charges                                              (632,852)
Net investment income (loss)                                                          (4,643)
Net realized gain (loss)                                                              31,619
Realized gain distributions                                                           75,211
Net change in unrealized appreciation (depreciation)                                 (63,963)
                                                                            -----------------
Net assets                                                                  $        917,019
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                 765  $              917               1.25%               -1.4%
12/31/2017                     1.22                 498                 606               1.25%               21.7%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%               -1.2%
12/31/2017                     1.22                   0                   0               1.00%               22.0%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.75%               -1.0%
12/31/2017                     1.22                   0                   0               0.75%               22.3%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -0.7%
12/31/2017                     1.23                   0                   0               0.50%               22.6%
12/31/2016                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -0.5%
12/31/2017                     1.23                   0                   0               0.25%               22.9%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -0.2%
12/31/2017                     1.23                   0                   0               0.00%               23.2%
12/31/2016                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PIONEER SELECT MID CAP GROWTH FUND K CLASS - 72387W721

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,482,855  $     4,154,882           99,510
                                                       ===============  ===============
Receivables: investments sold                   6,950
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,489,805
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,489,805       2,983,941  $          1.17
Band 100                                         --              --             1.18
Band 75                                          --              --             1.18
Band 50                                          --              --             1.19
Band 25                                          --              --             1.19
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     3,489,805       2,983,941
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (18,196)
                                                                            -----------------
Net investment income (loss)                                                         (18,196)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              31,856
Realized gain distributions                                                          325,821
Net change in unrealized appreciation (depreciation)                                (699,557)
                                                                            -----------------
Net gain (loss)                                                                     (341,880)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (360,076)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,196)  $         (3,596)
Net realized gain (loss)                                           31,856              1,440
Realized gain distributions                                       325,821             44,045
Net change in unrealized appreciation (depreciation)             (699,557)            27,530
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (360,076)            69,419
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,626,229            724,758
Cost of units redeemed                                           (482,930)           (86,219)
Account charges                                                    (1,224)              (152)
                                                         -----------------  -----------------
Increase (decrease)                                             3,142,075            638,387
                                                         -----------------  -----------------
Net increase (decrease)                                         2,781,999            707,806
Net assets, beginning                                             707,806                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,489,805   $        707,806
                                                         =================  =================

Units sold                                                      2,809,005            645,030
Units redeemed                                                   (387,401)           (82,693)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,421,604            562,337
Units outstanding, beginning                                      562,337                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,983,941            562,337
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,350,987
Cost of units redeemed/account charges                                              (570,525)
Net investment income (loss)                                                         (21,792)
Net realized gain (loss)                                                              33,296
Realized gain distributions                                                          369,866
Net change in unrealized appreciation (depreciation)                                (672,027)
                                                                            -----------------
Net assets                                                                  $      3,489,805
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17               2,984  $            3,490               1.25%               -7.1%
12/31/2017                     1.26                 562                 708               1.25%               28.6%
12/31/2016                     0.98                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               1.00%               -6.8%
12/31/2017                     1.26                   0                   0               1.00%               29.0%
12/31/2016                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -6.6%
12/31/2017                     1.27                   0                   0               0.75%               29.3%
12/31/2016                     0.98                   0                   0               0.75%               -2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -6.4%
12/31/2017                     1.27                   0                   0               0.50%               29.6%
12/31/2016                     0.98                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -6.1%
12/31/2017                     1.27                   0                   0               0.25%               29.9%
12/31/2016                     0.98                   0                   0               0.25%               -2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%               -5.9%
12/31/2017                     1.28                   0                   0               0.00%               30.2%
12/31/2016                     0.98                   0                   0               0.00%               -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PIONEER STRATEGIC INCOME FUND K CLASS - 723884706

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       531,932  $        556,938           51,445
                                                      ================  ===============
Receivables: investments sold                    745
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       532,677
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       532,677         522,885  $         1.02
Band 100                                        --              --            1.02
Band 75                                         --              --            1.03
Band 50                                         --              --            1.03
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       532,677         522,885
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         18,618
Mortality & expense charges                                                             (6,676)
                                                                              -----------------
Net investment income (loss)                                                            11,942
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,357)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (25,173)
                                                                              -----------------
Net gain (loss)                                                                        (26,530)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (14,588)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED         PERIOD ENDED
                                                            DECEMBER 31,         DECEMBER 31,
                                                                2018*                2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          11,942   $          3,298
Net realized gain (loss)                                             (1,357)                 5
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                (25,173)               167
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                   (14,588)             3,470
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             47,289            525,662
Cost of units redeemed                                              (28,769)              (125)
Account charges                                                        (239)               (23)
                                                          ------------------  -----------------
Increase (decrease)                                                  18,281            525,514
                                                          ------------------  -----------------
Net increase (decrease)                                               3,693            528,984
Net assets, beginning                                               528,984                 --
                                                          ------------------  -----------------
Net assets, ending                                        $         532,677   $        528,984
                                                          ==================  =================

Units sold                                                           53,977            505,321
Units redeemed                                                      (36,219)              (194)
                                                          ------------------  -----------------
Net increase (decrease)                                              17,758            505,127
Units outstanding, beginning                                        505,127                 --
                                                          ------------------  -----------------
Units outstanding, ending                                           522,885            505,127
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        572,951
Cost of units redeemed/account charges                                                 (29,156)
Net investment income (loss)                                                            15,240
Net realized gain (loss)                                                                (1,352)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (25,006)
                                                                              -----------------
Net assets                                                                    $        532,677
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 523  $              533               1.25%               -2.7%
12/31/2017                     1.05                 505                 529               1.25%                4.4%
12/31/2016                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -2.5%
12/31/2017                     1.05                   0                   0               1.00%                4.6%
12/31/2016                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -2.2%
12/31/2017                     1.05                   0                   0               0.75%                4.9%
12/31/2016                     1.00                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -2.0%
12/31/2017                     1.06                   0                   0               0.50%                5.1%
12/31/2016                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -1.7%
12/31/2017                     1.06                   0                   0               0.25%                5.4%
12/31/2016                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -1.5%
12/31/2017                     1.06                   0                   0               0.00%                5.7%
12/31/2016                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PIONEER GLOBAL EQUITY A CLASS - 72387N705

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         36,767  $        48,235            2,953
                                                       ===============  ===============
Receivables: investments sold                      35
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         36,802
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       36,802          41,850  $          0.88
Band 100                                        --              --             0.88
Band 75                                         --              --             0.88
Band 50                                         --              --             0.89
Band 25                                         --              --             0.89
Band 0                                          --              --             0.89
                                    --------------  --------------
 Total                              $       36,802          41,850
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            248
Mortality & expense charges                                                               (578)
                                                                              -----------------
Net investment income (loss)                                                              (330)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (711)
Realized gain distributions                                                              3,272
Net change in unrealized appreciation (depreciation)                                   (10,308)
                                                                              -----------------
Net gain (loss)                                                                         (7,747)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (8,077)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED        PERIOD ENDED
                                                             DECEMBER 31,        DECEMBER 31,
                                                                 2018*               2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           (330)  $             562
Net realized gain (loss)                                               (711)                 (3)
Realized gain distributions                                           3,272               2,752
Net change in unrealized appreciation (depreciation)                (10,308)             (1,160)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                    (8,077)              2,151
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                              2,256              55,094
Cost of units redeemed                                              (14,572)                (50)
Account charges                                                          --                  --
                                                           -----------------  ------------------
Increase (decrease)                                                 (12,316)             55,044
                                                           -----------------  ------------------
Net increase (decrease)                                             (20,393)             57,195
Net assets, beginning                                                57,195                  --
                                                           -----------------  ------------------
Net assets, ending                                         $         36,802   $          57,195
                                                           =================  ==================

Units sold                                                            2,199              53,799
Units redeemed                                                      (14,101)                (47)
                                                           -----------------  ------------------
Net increase (decrease)                                             (11,902)             53,752
Units outstanding, beginning                                         53,752                  --
                                                           -----------------  ------------------
Units outstanding, ending                                            41,850              53,752
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         57,350
Cost of units redeemed/account charges                                                 (14,622)
Net investment income (loss)                                                               232
Net realized gain (loss)                                                                  (714)
Realized gain distributions                                                              6,024
Net change in unrealized appreciation (depreciation)                                   (11,468)
                                                                              -----------------
Net assets                                                                    $         36,802
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                  42  $               37               1.25%              -17.4%
12/31/2017                     1.06                  54                  57               1.25%                6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               1.00%              -17.1%
12/31/2017                     1.06                   0                   0               1.00%                6.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.75%              -16.9%
12/31/2017                     1.07                   0                   0               0.75%                6.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -16.7%
12/31/2017                     1.07                   0                   0               0.50%                6.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -16.5%
12/31/2017                     1.07                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -16.3%
12/31/2017                     1.07                   0                   0               0.00%                6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PIONEER GLOBAL EQUITY Y CLASS - 72387N788

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           113  $           119                9
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           113
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           113             128  $         0.88
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $           113             128
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              1
Mortality & expense charges                                                                 --
                                                                              -----------------
Net investment income (loss)                                                                 1
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    --
Realized gain distributions                                                                  2
Net change in unrealized appreciation (depreciation)                                        (6)
                                                                              -----------------
Net gain (loss)                                                                             (4)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             (3)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             2                 --
Net change in unrealized appreciation (depreciation)                   (6)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                      (3)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              116                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   116                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               113                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            113   $             --
                                                         =================  ================

Units sold                                                            128                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               128                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             128                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $            116
Cost of units redeemed/account charges                                                     --
Net investment income (loss)                                                                1
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 2
Net change in unrealized appreciation (depreciation)                                       (6)
                                                                             -----------------
Net assets                                                                   $            113
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               1.25%              -16.9%
12/31/2017                     1.06                   0                   0               1.25%                6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               1.00%              -16.7%
12/31/2017                     1.07                   0                   0               1.00%                6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.75%              -16.5%
12/31/2017                     1.07                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -16.3%
12/31/2017                     1.07                   0                   0               0.50%                6.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.25%              -16.1%
12/31/2017                     1.07                   0                   0               0.25%                6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -15.9%
12/31/2017                     1.07                   0                   0               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PNC INTERNATIONAL EQUITY FUND A CLASS - 69351J306

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        147,028  $       166,323            7,147
                                                       ===============  ===============
Receivables: investments sold                   3,372
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        150,400
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       150,400         136,389  $         1.10
Band 100                                        --              --            1.11
Band 75                                         --              --            1.12
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       150,400         136,389
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,158
Mortality & expense charges                                                            (1,548)
                                                                             -----------------
Net investment income (loss)                                                             (390)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  402
Realized gain distributions                                                             2,757
Net change in unrealized appreciation (depreciation)                                  (26,453)
                                                                             -----------------
Net gain (loss)                                                                       (23,294)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (23,684)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (390)  $           (172)
Net realized gain (loss)                                              402                194
Realized gain distributions                                         2,757                 --
Net change in unrealized appreciation (depreciation)              (26,453)             7,322
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,684)             7,344
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          136,951             24,486
Cost of units redeemed                                             (1,332)            (1,798)
Account charges                                                       (74)               (22)
                                                         -----------------  -----------------
Increase (decrease)                                               135,545             22,666
                                                         -----------------  -----------------
Net increase (decrease)                                           111,861             30,010
Net assets, beginning                                              38,539              8,529
                                                         -----------------  -----------------
Net assets, ending                                       $        150,400   $         38,539
                                                         =================  =================

Units sold                                                        107,366             22,948
Units redeemed                                                     (1,090)            (1,580)
                                                         -----------------  -----------------
Net increase (decrease)                                           106,276             21,368
Units outstanding, beginning                                       30,113              8,745
                                                         -----------------  -----------------
Units outstanding, ending                                         136,389             30,113
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        178,467
Cost of units redeemed/account charges                                                (11,612)
Net investment income (loss)                                                             (513)
Net realized gain (loss)                                                                  596
Realized gain distributions                                                             2,757
Net change in unrealized appreciation (depreciation)                                  (19,295)
                                                                             -----------------
Net assets                                                                   $        150,400
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                 136  $              150               1.25%              -13.8%
12/31/2017                     1.28                  30                  39               1.25%               31.2%
12/31/2016                     0.98                   9                   9               1.25%               -1.1%
12/31/2015                     0.99                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               1.00%              -13.6%
12/31/2017                     1.29                   0                   0               1.00%               31.6%
12/31/2016                     0.98                   0                   0               1.00%               -0.8%
12/31/2015                     0.99                   0                   0               1.00%               -1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%              -13.4%
12/31/2017                     1.29                   0                   0               0.75%               31.9%
12/31/2016                     0.98                   0                   0               0.75%               -0.6%
12/31/2015                     0.99                   0                   0               0.75%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%              -13.2%
12/31/2017                     1.30                   0                   0               0.50%               32.2%
12/31/2016                     0.98                   0                   0               0.50%               -0.3%
12/31/2015                     0.99                   0                   0               0.50%               -1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%              -13.0%
12/31/2017                     1.31                   0                   0               0.25%               32.5%
12/31/2016                     0.99                   0                   0               0.25%               -0.1%
12/31/2015                     0.99                   0                   0               0.25%               -1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%              -12.7%
12/31/2017                     1.31                   0                   0               0.00%               32.9%
12/31/2016                     0.99                   0                   0               0.00%                0.2%
12/31/2015                     0.99                   0                   0               0.00%               -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.8%
    2016        1.5%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PNC INTERNATIONAL EQUITY FUND I CLASS - 69351J108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       478,270   $      542,484           23,060
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (29,017)
                                     ----------------
Net assets                           $       449,253
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       449,253         403,701  $         1.11
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       449,253         403,701
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,135
Mortality & expense charges                                                            (6,693)
                                                                             -----------------
Net investment income (loss)                                                           (1,558)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  938
Realized gain distributions                                                             8,902
Net change in unrealized appreciation (depreciation)                                  (86,201)
                                                                             -----------------
Net gain (loss)                                                                       (76,361)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (77,919)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,558)  $          1,152
Net realized gain (loss)                                              938                836
Realized gain distributions                                         8,902                 --
Net change in unrealized appreciation (depreciation)              (86,201)            21,979
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (77,919)            23,967
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          130,357            473,933
Cost of units redeemed                                            (57,422)           (42,122)
Account charges                                                    (1,806)              (621)
                                                         -----------------  -----------------
Increase (decrease)                                                71,129            431,190
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,790)           455,157
Net assets, beginning                                             456,043                886
                                                         -----------------  -----------------
Net assets, ending                                       $        449,253   $        456,043
                                                         =================  =================

Units sold                                                        101,092            390,798
Units redeemed                                                    (51,323)           (37,771)
                                                         -----------------  -----------------
Net increase (decrease)                                            49,769            353,027
Units outstanding, beginning                                      353,932                905
                                                         -----------------  -----------------
Units outstanding, ending                                         403,701            353,932
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        605,168
Cost of units redeemed/account charges                                               (101,971)
Net investment income (loss)                                                             (406)
Net realized gain (loss)                                                                1,774
Realized gain distributions                                                             8,902
Net change in unrealized appreciation (depreciation)                                  (64,214)
                                                                             -----------------
Net assets                                                                   $        449,253
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 404  $              449               1.25%              -13.6%
12/31/2017                     1.29                 354                 456               1.25%               31.6%
12/31/2016                     0.98                   1                   1               1.25%               -0.8%
12/31/2015                     0.99                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%              -13.4%
12/31/2017                     1.30                   0                   0               1.00%               32.0%
12/31/2016                     0.98                   0                   0               1.00%               -0.5%
12/31/2015                     0.99                   0                   0               1.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%              -13.2%
12/31/2017                     1.30                   0                   0               0.75%               32.3%
12/31/2016                     0.98                   0                   0               0.75%               -0.3%
12/31/2015                     0.99                   0                   0               0.75%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%              -13.0%
12/31/2017                     1.31                   0                   0               0.50%               32.6%
12/31/2016                     0.99                   0                   0               0.50%                0.0%
12/31/2015                     0.99                   0                   0               0.50%               -1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%              -12.8%
12/31/2017                     1.32                   0                   0               0.25%               32.9%
12/31/2016                     0.99                   0                   0               0.25%                0.2%
12/31/2015                     0.99                   0                   0               0.25%               -1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%              -12.5%
12/31/2017                     1.32                   0                   0               0.00%               33.3%
12/31/2016                     0.99                   0                   0               0.00%                0.5%
12/31/2015                     0.99                   0                   0               0.00%               -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.2%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PNC MULTI-FACTOR SMALL CAP CORE FUND A CLASS - 69351J389

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       314,348  $        384,273           15,062
                                                      ================  ===============
Receivables: investments sold                 22,091
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       336,439
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       336,439         319,681  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.09
                                   ---------------  --------------
 Total                             $       336,439         319,681
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,716
Mortality & expense charges                                                            (4,561)
                                                                             -----------------
Net investment income (loss)                                                           (2,845)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,840
Realized gain distributions                                                            24,209
Net change in unrealized appreciation (depreciation)                                  (84,180)
                                                                             -----------------
Net gain (loss)                                                                       (57,131)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (59,976)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,845)  $         (2,163)
Net realized gain (loss)                                            2,840              1,293
Realized gain distributions                                        24,209              4,176
Net change in unrealized appreciation (depreciation)              (84,180)            13,767
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (59,976)            17,073
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          144,805            350,365
Cost of units redeemed                                            (97,169)           (33,313)
Account charges                                                       (26)               (12)
                                                         -----------------  -----------------
Increase (decrease)                                                47,610            317,040
                                                         -----------------  -----------------
Net increase (decrease)                                           (12,366)           334,113
Net assets, beginning                                             348,805             14,692
                                                         -----------------  -----------------
Net assets, ending                                       $        336,439   $        348,805
                                                         =================  =================

Units sold                                                        116,653            300,511
Units redeemed                                                    (81,219)           (29,530)
                                                         -----------------  -----------------
Net increase (decrease)                                            35,434            270,981
Units outstanding, beginning                                      284,247             13,266
                                                         -----------------  -----------------
Units outstanding, ending                                         319,681            284,247
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        509,351
Cost of units redeemed/account charges                                               (130,520)
Net investment income (loss)                                                           (4,985)
Net realized gain (loss)                                                                4,133
Realized gain distributions                                                            28,385
Net change in unrealized appreciation (depreciation)                                  (69,925)
                                                                             -----------------
Net assets                                                                   $        336,439
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 320  $              336               1.25%              -14.2%
12/31/2017                     1.23                 284                 349               1.25%               10.8%
12/31/2016                     1.11                  13                  15               1.25%               15.7%
12/31/2015                     0.96                   0                   0               1.25%               -4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -14.0%
12/31/2017                     1.23                   0                   0               1.00%               11.1%
12/31/2016                     1.11                   0                   0               1.00%               16.0%
12/31/2015                     0.96                   0                   0               1.00%               -4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -13.8%
12/31/2017                     1.24                   0                   0               0.75%               11.4%
12/31/2016                     1.11                   0                   0               0.75%               16.3%
12/31/2015                     0.96                   0                   0               0.75%               -4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%              -13.6%
12/31/2017                     1.25                   0                   0               0.50%               11.6%
12/31/2016                     1.12                   0                   0               0.50%               16.6%
12/31/2015                     0.96                   0                   0               0.50%               -4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -13.4%
12/31/2017                     1.25                   0                   0               0.25%               11.9%
12/31/2016                     1.12                   0                   0               0.25%               16.9%
12/31/2015                     0.96                   0                   0               0.25%               -4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%              -13.2%
12/31/2017                     1.26                   0                   0               0.00%               12.2%
12/31/2016                     1.12                   0                   0               0.00%               17.2%
12/31/2015                     0.96                   0                   0               0.00%               -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.0%
    2016        0.6%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PNC MULTI-FACTOR SMALL CAP CORE FUND I CLASS - 69351J413

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        411,250  $       478,073           19,555
                                                       ===============  ===============
Receivables: investments sold                   4,384
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        415,634
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       415,634         391,593  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $       415,634         391,593
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,423
Mortality & expense charges                                                            (5,480)
                                                                             -----------------
Net investment income (loss)                                                           (2,057)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,343
Realized gain distributions                                                            31,519
Net change in unrealized appreciation (depreciation)                                 (100,164)
                                                                             -----------------
Net gain (loss)                                                                       (63,302)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (65,359)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,057)  $         (2,386)
Net realized gain (loss)                                            5,343                677
Realized gain distributions                                        31,519              4,019
Net change in unrealized appreciation (depreciation)             (100,164)            30,195
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (65,359)            32,505
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          295,522            277,588
Cost of units redeemed                                           (152,102)            (5,969)
Account charges                                                    (1,044)              (632)
                                                         -----------------  -----------------
Increase (decrease)                                               142,376            270,987
                                                         -----------------  -----------------
Net increase (decrease)                                            77,017            303,492
Net assets, beginning                                             338,617             35,125
                                                         -----------------  -----------------
Net assets, ending                                       $        415,634   $        338,617
                                                         =================  =================

Units sold                                                        241,635            248,550
Units redeemed                                                   (124,305)            (5,903)
                                                         -----------------  -----------------
Net increase (decrease)                                           117,330            242,647
Units outstanding, beginning                                      274,263             31,616
                                                         -----------------  -----------------
Units outstanding, ending                                         391,593            274,263
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        604,998
Cost of units redeemed/account charges                                               (159,760)
Net investment income (loss)                                                           (4,342)
Net realized gain (loss)                                                                6,023
Realized gain distributions                                                            35,538
Net change in unrealized appreciation (depreciation)                                  (66,823)
                                                                             -----------------
Net assets                                                                   $        415,634
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 392  $              416               1.25%              -14.0%
12/31/2017                     1.23                 274                 339               1.25%               11.1%
12/31/2016                     1.11                  32                  35               1.25%               16.1%
12/31/2015                     0.96                   0                   0               1.25%               -4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%              -13.8%
12/31/2017                     1.24                   0                   0               1.00%               11.4%
12/31/2016                     1.11                   0                   0               1.00%               16.4%
12/31/2015                     0.96                   0                   0               1.00%               -4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -13.6%
12/31/2017                     1.25                   0                   0               0.75%               11.7%
12/31/2016                     1.12                   0                   0               0.75%               16.7%
12/31/2015                     0.96                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -13.4%
12/31/2017                     1.25                   0                   0               0.50%               12.0%
12/31/2016                     1.12                   0                   0               0.50%               17.0%
12/31/2015                     0.96                   0                   0               0.50%               -4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -13.2%
12/31/2017                     1.26                   0                   0               0.25%               12.2%
12/31/2016                     1.12                   0                   0               0.25%               17.3%
12/31/2015                     0.96                   0                   0               0.25%               -4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%              -12.9%
12/31/2017                     1.27                   0                   0               0.00%               12.5%
12/31/2016                     1.13                   0                   0               0.00%               17.5%
12/31/2015                     0.96                   0                   0               0.00%               -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.4%
    2016        1.1%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PRINCIPAL BOND MARKET INDEX FUND R3 CLASS - 742553415 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.99
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               1.25%               -2.0%
12/31/2017                     1.01                   0                   0               1.25%                1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -1.8%
12/31/2017                     1.01                   0                   0               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -1.5%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -1.3%
12/31/2017                     1.02                   0                   0               0.50%                1.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -1.0%
12/31/2017                     1.02                   0                   0               0.25%                2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -0.8%
12/31/2017                     1.02                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       PRINCIPAL INTERNATIONAL EQUITY INDEX FUND R3 CLASS - 742553357

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         34,689  $        40,503            3,919
                                                       ===============  ===============
Receivables: investments sold                      17
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         34,706
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       34,706          35,578  $          0.98
Band 100                                        --              --             0.98
Band 75                                         --              --             0.98
Band 50                                         --              --             0.99
Band 25                                         --              --             0.99
Band 0                                          --              --             1.00
                                    --------------  --------------
 Total                              $       34,706          35,578
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             751
Mortality & expense charges                                                                (214)
                                                                              ------------------
Net investment income (loss)                                                                537
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (11)
Realized gain distributions                                                                 338
Net change in unrealized appreciation (depreciation)                                     (5,814)
                                                                              ------------------
Net gain (loss)                                                                          (5,487)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (4,950)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            537   $             --
Net realized gain (loss)                                              (11)                --
Realized gain distributions                                           338                 --
Net change in unrealized appreciation (depreciation)               (5,814)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,950)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           39,734                 --
Cost of units redeemed                                                (78)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                39,656                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            34,706                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         34,706   $             --
                                                         =================  ================

Units sold                                                         35,651                 --
Units redeemed                                                        (73)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            35,578                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          35,578                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          39,734
Cost of units redeemed/account charges                                                      (78)
Net investment income (loss)                                                                537
Net realized gain (loss)                                                                    (11)
Realized gain distributions                                                                 338
Net change in unrealized appreciation (depreciation)                                     (5,814)
                                                                              ------------------
Net assets                                                                    $          34,706
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                  36  $               35               1.25%              -15.1%
12/31/2017                     1.15                   0                   0               1.25%               14.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%              -14.9%
12/31/2017                     1.15                   0                   0               1.00%               15.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%              -14.7%
12/31/2017                     1.15                   0                   0               0.75%               15.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%              -14.5%
12/31/2017                     1.16                   0                   0               0.50%               15.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%              -14.2%
12/31/2017                     1.16                   0                   0               0.25%               15.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%              -14.0%
12/31/2017                     1.16                   0                   0               0.00%               16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.3%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PRINCIPAL MIDCAP S&P 400 INDEX FUND R3 CLASS - 74251T131

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        501,703  $       631,424           28,833
                                                       ===============  ===============
Receivables: investments sold                   3,916
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        505,619
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       458,714         471,005  $         0.97
Band 100                                    42,928          43,883            0.98
Band 75                                         --              --            0.98
Band 50                                      3,977           4,029            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $       505,619         518,917
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          3,985
Mortality & expense charges                                                           (8,095)
                                                                            -----------------
Net investment income (loss)                                                          (4,110)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              13,328
Realized gain distributions                                                           42,971
Net change in unrealized appreciation (depreciation)                                (116,727)
                                                                            -----------------
Net gain (loss)                                                                      (60,428)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (64,538)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,110)  $            355
Net realized gain (loss)                                           13,328             38,224
Realized gain distributions                                        42,971             40,951
Net change in unrealized appreciation (depreciation)             (116,727)           (12,994)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (64,538)            66,536
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          272,282          1,392,282
Cost of units redeemed                                           (434,509)          (726,352)
Account charges                                                       (57)               (25)
                                                         -----------------  -----------------
Increase (decrease)                                              (162,284)           665,905
                                                         -----------------  -----------------
Net increase (decrease)                                          (226,822)           732,441
Net assets, beginning                                             732,441                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        505,619   $        732,441
                                                         =================  =================

Units sold                                                        243,276          1,312,297
Units redeemed                                                   (379,738)          (656,918)
                                                         -----------------  -----------------
Net increase (decrease)                                          (136,462)           655,379
Units outstanding, beginning                                      655,379                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         518,917            655,379
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,664,564
Cost of units redeemed/account charges                                            (1,160,943)
Net investment income (loss)                                                          (3,755)
Net realized gain (loss)                                                              51,552
Realized gain distributions                                                           83,922
Net change in unrealized appreciation (depreciation)                                (129,721)
                                                                            -----------------
Net assets                                                                  $        505,619
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                 471  $              459               1.25%              -12.8%
12/31/2017                     1.12                 620                 692               1.25%               11.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                  44  $               43               1.00%              -12.6%
12/31/2017                     1.12                  24                  27               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%              -12.4%
12/31/2017                     1.12                   0                   0               0.75%               12.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   4  $                4               0.50%              -12.2%
12/31/2017                     1.12                  12                  13               0.50%               12.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%              -12.0%
12/31/2017                     1.13                   0                   0               0.25%               12.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%              -11.7%
12/31/2017                     1.13                   0                   0               0.00%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         PRINCIPAL SMALLCAP S&P 600 INDEX FUND R3 CLASS - 74253J180

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        757,913  $       951,675           34,155
                                                       ===============  ===============
Receivables: investments sold                   8,801
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        766,714
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       721,973         713,343  $         1.01
Band 100                                    41,007          40,337            1.02
Band 75                                         --              --            1.02
Band 50                                        577             563            1.03
Band 25                                         --              --            1.03
Band 0                                       3,157           3,051            1.03
                                   ---------------  --------------
 Total                             $       766,714         757,294
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,028
Mortality & expense charges                                                            (9,381)
                                                                             -----------------
Net investment income (loss)                                                           (3,353)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                9,438
Realized gain distributions                                                            80,512
Net change in unrealized appreciation (depreciation)                                 (195,157)
                                                                             -----------------
Net gain (loss)                                                                      (105,207)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (108,560)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,353)  $          1,135
Net realized gain (loss)                                            9,438              9,424
Realized gain distributions                                        80,512             38,704
Net change in unrealized appreciation (depreciation)             (195,157)             1,395
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (108,560)            50,658
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          457,074            829,492
Cost of units redeemed                                           (337,481)          (124,393)
Account charges                                                       (58)               (18)
                                                         -----------------  -----------------
Increase (decrease)                                               119,535            705,081
                                                         -----------------  -----------------
Net increase (decrease)                                            10,975            755,739
Net assets, beginning                                             755,739                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        766,714   $        755,739
                                                         =================  =================

Units sold                                                        382,818            781,491
Units redeemed                                                   (295,227)          (111,788)
                                                         -----------------  -----------------
Net increase (decrease)                                            87,591            669,703
Units outstanding, beginning                                      669,703                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         757,294            669,703
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,286,566
Cost of units redeemed/account charges                                              (461,950)
Net investment income (loss)                                                          (2,218)
Net realized gain (loss)                                                              18,862
Realized gain distributions                                                          119,216
Net change in unrealized appreciation (depreciation)                                (193,762)
                                                                            -----------------
Net assets                                                                  $        766,714
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 713  $              722               1.25%              -10.3%
12/31/2017                     1.13                 644                 727               1.25%               12.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                  40  $               41               1.00%              -10.1%
12/31/2017                     1.13                  25                  28               1.00%               13.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -9.9%
12/31/2017                     1.13                   0                   0               0.75%               13.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   1  $                1               0.50%               -9.6%
12/31/2017                     1.13                   1                   1               0.50%               13.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -9.4%
12/31/2017                     1.14                   0                   0               0.25%               13.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   3  $                3               0.00%               -9.2%
12/31/2017                     1.14                   0                   0               0.00%               13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
PRINCIPAL GLOBAL REAL ESTATE SECURITIES FUND R6 CLASS - 742537624 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 PRINCIPAL INCOME FUND R6 CLASS - 742537616

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,427,921   $     1,415,715          153,913
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (659)
                                     ---------------
Net assets                           $    1,427,262
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,427,262       1,424,119  $          1.00
Band 100                                         --              --             1.00
Band 75                                          --              --             1.00
Band 50                                          --              --             1.00
Band 25                                          --              --             1.01
Band 0                                           --              --             1.01
                                    ---------------  --------------
 Total                              $     1,427,262       1,424,119
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,110
Mortality & expense charges                                                             (2,866)
                                                                              -----------------
Net investment income (loss)                                                             5,244
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    69
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    12,206
                                                                              -----------------
Net gain (loss)                                                                         12,275
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         17,519
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,244   $             --
Net realized gain (loss)                                               69                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               12,206                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  17,519                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,832,274                 --
Cost of units redeemed                                         (1,421,104)                --
Account charges                                                    (1,427)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,409,743                 --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,427,262                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,427,262   $             --
                                                         =================  ================

Units sold                                                      2,858,981                 --
Units redeemed                                                 (1,434,862)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,424,119                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,424,119                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,832,274
Cost of units redeemed/account charges                                              (1,422,531)
Net investment income (loss)                                                             5,244
Net realized gain (loss)                                                                    69
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    12,206
                                                                              -----------------
Net assets                                                                    $      1,427,262
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               1,424  $            1,427               0.00%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PRINCIPAL LARGECAP GROWTH FUND R6 CLASS - 742537590

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      539,294   $       642,836           41,903
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (144)
                                     ---------------
Net assets                           $      539,150
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       539,150         625,775  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $       539,150         625,775
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          1,267
Mortality & expense charges                                                            (1,456)
                                                                             -----------------
Net investment income (loss)                                                             (189)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,237
Realized gain distributions                                                            62,519
Net change in unrealized appreciation (depreciation)                                 (103,542)
                                                                             -----------------
Net gain (loss)                                                                       (37,786)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (37,975)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (189)  $             --
Net realized gain (loss)                                            3,237                 --
Realized gain distributions                                        62,519                 --
Net change in unrealized appreciation (depreciation)             (103,542)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (37,975)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,815,357                 --
Cost of units redeemed                                         (1,237,693)                --
Account charges                                                      (539)                --
                                                         -----------------  ----------------
Increase (decrease)                                               577,125                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           539,150                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        539,150   $             --
                                                         =================  ================

Units sold                                                      1,960,275                 --
Units redeemed                                                 (1,334,500)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           625,775                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         625,775                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,815,357
Cost of units redeemed/account charges                                             (1,238,232)
Net investment income (loss)                                                             (189)
Net realized gain (loss)                                                                3,237
Realized gain distributions                                                            62,519
Net change in unrealized appreciation (depreciation)                                 (103,542)
                                                                             -----------------
Net assets                                                                   $        539,150
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                 626  $              539               0.00%              -13.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   PRINCIPAL REAL ESTATE SECURITIES FUND R6 CLASS - 74256W568 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/22/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PGIM JENNISON FINANCIAL SERVICES FUND - A Class - 74441P106

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        205,992  $       241,427           16,801
                                                       ===============  ===============
Receivables: investments sold                      16
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        206,008
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       177,390         129,808  $         1.37
Band 100                                    28,618          20,474            1.40
Band 75                                         --              --            1.43
Band 50                                         --              --            1.46
Band 25                                         --              --            1.50
Band 0                                          --              --            1.53
                                   ---------------  --------------
 Total                             $       206,008         150,282
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            530
Mortality & expense charges                                                           (2,918)
                                                                            -----------------
Net investment income (loss)                                                          (2,388)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              16,177
Realized gain distributions                                                            1,044
Net change in unrealized appreciation (depreciation)                                 (52,287)
                                                                            -----------------
Net gain (loss)                                                                      (35,066)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (37,454)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,388)  $            607
Net realized gain (loss)                                           16,177              3,362
Realized gain distributions                                         1,044                 --
Net change in unrealized appreciation (depreciation)              (52,287)            28,625
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (37,454)            32,594
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          151,517            162,401
Cost of units redeemed                                           (148,526)           (62,875)
Account charges                                                       (26)               (33)
                                                         -----------------  -----------------
Increase (decrease)                                                 2,965             99,493
                                                         -----------------  -----------------
Net increase (decrease)                                           (34,489)           132,087
Net assets, beginning                                             240,497            108,410
                                                         -----------------  -----------------
Net assets, ending                                       $        206,008   $        240,497
                                                         =================  =================

Units sold                                                         91,270            112,689
Units redeemed                                                    (90,224)           (45,063)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,046             67,626
Units outstanding, beginning                                      149,236             81,610
                                                         -----------------  -----------------
Units outstanding, ending                                         150,282            149,236
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,237,759
Cost of units redeemed/account charges                                             (1,023,781)
Net investment income (loss)                                                              315
Net realized gain (loss)                                                              (45,926)
Realized gain distributions                                                            73,076
Net change in unrealized appreciation (depreciation)                                  (35,435)
                                                                             -----------------
Net assets                                                                   $        206,008
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                 130  $              177               1.25%              -15.0%
12/31/2017                     1.61                 129                 207               1.25%               21.6%
12/31/2016                     1.32                  56                  75               1.25%                1.7%
12/31/2015                     1.30                 147                 191               1.25%              -12.4%
12/31/2014                     1.48                 199                 296               1.25%               -6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                  20  $               29               1.00%              -14.8%
12/31/2017                     1.64                  21                  34               1.00%               21.9%
12/31/2016                     1.34                  25                  34               1.00%                2.0%
12/31/2015                     1.32                  33                  43               1.00%              -12.2%
12/31/2014                     1.50                  29                  43               1.00%               -6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.75%              -14.5%
12/31/2017                     1.67                   0                   0               0.75%               22.2%
12/31/2016                     1.37                   0                   0               0.75%                2.2%
12/31/2015                     1.34                   0                   0               0.75%              -11.9%
12/31/2014                     1.52                   0                   0               0.75%               -6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.50%              -14.3%
12/31/2017                     1.71                   0                   0               0.50%               22.6%
12/31/2016                     1.39                   0                   0               0.50%                2.5%
12/31/2015                     1.36                   0                   0               0.50%              -11.7%
12/31/2014                     1.54                   0                   0               0.50%               -6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.25%              -14.1%
12/31/2017                     1.74                   0                   0               0.25%               22.9%
12/31/2016                     1.42                   0                   0               0.25%                2.7%
12/31/2015                     1.38                   0                   0               0.25%              -11.5%
12/31/2014                     1.56                   0                   0               0.25%               -5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.00%              -13.9%
12/31/2017                     1.78                   0                   0               0.00%               23.2%
12/31/2016                     1.44                   0                   0               0.00%                3.0%
12/31/2015                     1.40                   1                   2               0.00%              -11.3%
12/31/2014                     1.58                   2                   3               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        1.6%
    2016        0.9%
    2015        1.5%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PGIM JENNISON FINANCIAL SERVICES FUND - Z CLASS - 74441P403

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        132,962  $       147,654           10,519
                                                       ===============  ===============
Receivables: investments sold                      52
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        133,014
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       133,014          94,705  $         1.40
Band 100                                        --              --            1.44
Band 75                                         --              --            1.47
Band 50                                         --              --            1.50
Band 25                                         --              --            1.54
Band 0                                          --              --            1.57
                                   ---------------  --------------
 Total                             $       133,014          94,705
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            825
Mortality & expense charges                                                           (1,988)
                                                                            -----------------
Net investment income (loss)                                                          (1,163)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,641
Realized gain distributions                                                              651
Net change in unrealized appreciation (depreciation)                                 (33,841)
                                                                            -----------------
Net gain (loss)                                                                      (22,549)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (23,712)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,163)  $           (615)
Net realized gain (loss)                                           10,641             16,891
Realized gain distributions                                           651                 --
Net change in unrealized appreciation (depreciation)              (33,841)            33,421
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (23,712)            49,697
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           76,238             72,189
Cost of units redeemed                                            (75,576)          (239,766)
Account charges                                                       (35)               (38)
                                                         -----------------  -----------------
Increase (decrease)                                                   627           (167,615)
                                                         -----------------  -----------------
Net increase (decrease)                                           (23,085)          (117,918)
Net assets, beginning                                             156,099            274,017
                                                         -----------------  -----------------
Net assets, ending                                       $        133,014   $        156,099
                                                         =================  =================

Units sold                                                         44,882             46,257
Units redeemed                                                    (45,058)          (154,580)
                                                         -----------------  -----------------
Net increase (decrease)                                              (176)          (108,323)
Units outstanding, beginning                                       94,881            203,204
                                                         -----------------  -----------------
Units outstanding, ending                                          94,705             94,881
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,040,644
Cost of units redeemed/account charges                                               (931,578)
Net investment income (loss)                                                            4,923
Net realized gain (loss)                                                              (29,842)
Realized gain distributions                                                            63,559
Net change in unrealized appreciation (depreciation)                                  (14,692)
                                                                             -----------------
Net assets                                                                   $        133,014
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                  95  $              133               1.25%              -14.6%
12/31/2017                     1.65                  95                 156               1.25%               22.0%
12/31/2016                     1.35                 203                 274               1.25%                2.1%
12/31/2015                     1.32                 143                 189               1.25%              -12.2%
12/31/2014                     1.50                 234                 353               1.25%               -6.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               1.00%              -14.4%
12/31/2017                     1.68                   0                   0               1.00%               22.3%
12/31/2016                     1.37                   0                   0               1.00%                2.3%
12/31/2015                     1.34                   0                   0               1.00%              -11.9%
12/31/2014                     1.52                   0                   0               1.00%               -6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               0.75%              -14.2%
12/31/2017                     1.71                   0                   0               0.75%               22.6%
12/31/2016                     1.40                   0                   0               0.75%                2.6%
12/31/2015                     1.36                   0                   0               0.75%              -11.7%
12/31/2014                     1.54                   0                   0               0.75%               -6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.50%              -14.0%
12/31/2017                     1.75                   0                   0               0.50%               22.9%
12/31/2016                     1.42                   0                   0               0.50%                2.8%
12/31/2015                     1.38                   0                   0               0.50%              -11.5%
12/31/2014                     1.56                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.25%              -13.8%
12/31/2017                     1.78                   0                   0               0.25%               23.2%
12/31/2016                     1.45                   0                   0               0.25%                3.1%
12/31/2015                     1.40                   0                   0               0.25%              -11.3%
12/31/2014                     1.58                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.00%              -13.5%
12/31/2017                     1.82                   0                   0               0.00%               23.5%
12/31/2016                     1.47                   0                   0               0.00%                3.3%
12/31/2015                     1.42                   0                   0               0.00%              -11.0%
12/31/2014                     1.60                   0                   0               0.00%               -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        1.1%
    2016        2.1%
    2015        1.5%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PGIM GLOBAL REAL ESTATE FUND - A CLASS - 744336108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      518,215   $       564,424           23,608
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (469)
                                     ---------------
Net assets                           $      517,746
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       422,532         259,343  $         1.63
Band 100                                    95,214          57,198            1.66
Band 75                                         --              --            1.70
Band 50                                         --              --            1.74
Band 25                                         --              --            1.78
Band 0                                          --              --            1.81
                                   ---------------  --------------
 Total                             $       517,746         316,541
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         13,139
Mortality & expense charges                                                             (6,712)
                                                                              -----------------
Net investment income (loss)                                                             6,427
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,511)
Realized gain distributions                                                              8,728
Net change in unrealized appreciation (depreciation)                                   (47,531)
                                                                              -----------------
Net gain (loss)                                                                        (42,314)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (35,887)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          6,427   $          11,981
Net realized gain (loss)                                            (3,511)             (6,281)
Realized gain distributions                                          8,728              12,687
Net change in unrealized appreciation (depreciation)               (47,531)             53,992
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (35,887)             72,379
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            95,862             249,811
Cost of units redeemed                                            (291,720)           (322,427)
Account charges                                                       (206)               (539)
                                                          -----------------  ------------------
Increase (decrease)                                               (196,064)            (73,155)
                                                          -----------------  ------------------
Net increase (decrease)                                           (231,951)               (776)
Net assets, beginning                                              749,697             750,473
                                                          -----------------  ------------------
Net assets, ending                                        $        517,746   $         749,697
                                                          =================  ==================

Units sold                                                          56,125             154,797
Units redeemed                                                    (168,892)           (196,729)
                                                          -----------------  ------------------
Net increase (decrease)                                           (112,767)            (41,932)
Units outstanding, beginning                                       429,308             471,240
                                                          -----------------  ------------------
Units outstanding, ending                                          316,541             429,308
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,315,096
Cost of units redeemed/account charges                                           (3,078,045)
Net investment income (loss)                                                         86,986
Net realized gain (loss)                                                            194,122
Realized gain distributions                                                          45,796
Net change in unrealized appreciation (depreciation)                                (46,209)
                                                                            ----------------
Net assets                                                                  $       517,746
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                 259  $              423               1.25%               -6.4%
12/31/2017                     1.74                 362                 631               1.25%                9.7%
12/31/2016                     1.59                 380                 603               1.25%               -0.7%
12/31/2015                     1.60                 468                 749               1.25%               -1.4%
12/31/2014                     1.62                 435                 706               1.25%               12.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                  57  $               95               1.00%               -6.2%
12/31/2017                     1.77                  67                 119               1.00%               10.0%
12/31/2016                     1.61                  92                 148               1.00%               -0.5%
12/31/2015                     1.62                 108                 174               1.00%               -1.2%
12/31/2014                     1.64                 112                 183               1.00%               12.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.75%               -6.0%
12/31/2017                     1.81                   0                   0               0.75%               10.2%
12/31/2016                     1.64                   0                   0               0.75%               -0.2%
12/31/2015                     1.64                   0                   0               0.75%               -0.9%
12/31/2014                     1.66                   0                   0               0.75%               13.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.50%               -5.7%
12/31/2017                     1.84                   0                   0               0.50%               10.5%
12/31/2016                     1.67                   0                   0               0.50%                0.0%
12/31/2015                     1.67                   0                   0               0.50%               -0.7%
12/31/2014                     1.68                   0                   0               0.50%               13.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.25%               -5.5%
12/31/2017                     1.88                   0                   0               0.25%               10.8%
12/31/2016                     1.70                   0                   0               0.25%                0.3%
12/31/2015                     1.69                   0                   0               0.25%               -0.4%
12/31/2014                     1.70                   0                   0               0.25%               13.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.00%               -5.2%
12/31/2017                     1.91                   0                   0               0.00%               11.1%
12/31/2016                     1.72                   0                   0               0.00%                0.5%
12/31/2015                     1.71                   9                  16               0.00%               -0.2%
12/31/2014                     1.72                 233                 400               0.00%               14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.8%
    2016        2.9%
    2015        1.6%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PGIM GLOBAL REAL ESTATE FUND - Z CLASS - 744336504

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,903,754  $     5,179,668          222,392
                                                       ===============  ===============
Receivables: investments sold                   4,839
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,908,593
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,908,593       2,927,017  $          1.68
Band 100                                         --              --             1.71
Band 75                                          --              --             1.75
Band 50                                          --              --             1.79
Band 25                                          --              --             1.83
Band 0                                           --              --             1.87
                                    ---------------  --------------
 Total                              $     4,908,593       2,927,017
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        165,951
Mortality & expense charges                                                          (76,397)
                                                                            -----------------
Net investment income (loss)                                                          89,554
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              52,539
Realized gain distributions                                                           82,301
Net change in unrealized appreciation (depreciation)                                (569,542)
                                                                            -----------------
Net gain (loss)                                                                     (434,702)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (345,148)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         89,554   $        129,886
Net realized gain (loss)                                           52,539             40,458
Realized gain distributions                                        82,301            122,016
Net change in unrealized appreciation (depreciation)             (569,542)           460,125
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (345,148)           752,485
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,507,766          1,770,802
Cost of units redeemed                                         (3,443,197)        (5,127,295)
Account charges                                                   (21,362)           (32,124)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,956,793)        (3,388,617)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,301,941)        (2,636,132)
Net assets, beginning                                           7,210,534          9,846,666
                                                         -----------------  -----------------
Net assets, ending                                       $      4,908,593   $      7,210,534
                                                         =================  =================

Units sold                                                      1,015,164          1,935,952
Units redeemed                                                 (2,135,139)        (3,854,915)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,119,975)        (1,918,963)
Units outstanding, beginning                                    4,046,992          5,965,955
                                                         -----------------  -----------------
Units outstanding, ending                                       2,927,017          4,046,992
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    28,047,106
Cost of units redeemed/account charges                                          (25,158,985)
Net investment income (loss)                                                        973,934
Net realized gain (loss)                                                            857,726
Realized gain distributions                                                         464,726
Net change in unrealized appreciation (depreciation)                               (275,914)
                                                                            ----------------
Net assets                                                                  $     4,908,593
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               2,927  $            4,909               1.25%               -5.9%
12/31/2017                     1.78               4,047               7,211               1.25%               10.0%
12/31/2016                     1.62               4,632               7,501               1.25%               -0.4%
12/31/2015                     1.63               4,126               6,707               1.25%               -1.2%
12/31/2014                     1.64               3,770               6,200               1.25%               13.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%               -5.6%
12/31/2017                     1.82                   0                   0               1.00%               10.3%
12/31/2016                     1.65                   0                   0               1.00%               -0.1%
12/31/2015                     1.65                   0                   0               1.00%               -0.9%
12/31/2014                     1.66                   0                   0               1.00%               13.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.75%               -5.4%
12/31/2017                     1.85                   0                   0               0.75%               10.6%
12/31/2016                     1.67                   0                   0               0.75%                0.1%
12/31/2015                     1.67                   0                   0               0.75%               -0.7%
12/31/2014                     1.68                   0                   0               0.75%               13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.50%               -5.2%
12/31/2017                     1.89                   0                   0               0.50%               10.9%
12/31/2016                     1.70                   0                   0               0.50%                0.4%
12/31/2015                     1.70                   0                   0               0.50%               -0.4%
12/31/2014                     1.70                   0                   0               0.50%               13.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.25%               -4.9%
12/31/2017                     1.92                   0                   0               0.25%               11.1%
12/31/2016                     1.73                   0                   0               0.25%                0.6%
12/31/2015                     1.72                   0                   0               0.25%               -0.2%
12/31/2014                     1.72                   0                   0               0.25%               14.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.00%               -4.7%
12/31/2017                     1.96                   0                   0               0.00%               11.4%
12/31/2016                     1.76               1,334               2,346               0.00%                0.9%
12/31/2015                     1.74               1,264               2,203               0.00%                0.1%
12/31/2014                     1.74               1,819               3,168               0.00%               14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.6%
    2016        3.3%
    2015        1.8%
    2014        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   PGIM HIGH YIELD FUND - A CLASS - 74440Y108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,939,903  $      4,226,620          765,548
                                                      ================  ===============
Receivables: investments sold                 13,634
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,953,537
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,994,324       1,925,917  $          1.55
Band 100                                    780,317         491,244             1.59
Band 75                                          --              --             1.62
Band 50                                          --              --             1.66
Band 25                                          --              --             1.69
Band 0                                      178,896         103,343             1.73
                                    ---------------  --------------
 Total                              $     3,953,537       2,520,504
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        274,300
Mortality & expense charges                                                           (53,210)
                                                                             -----------------
Net investment income (loss)                                                          221,090
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (35,154)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (296,405)
                                                                             -----------------
Net gain (loss)                                                                      (331,559)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (110,469)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        221,090   $        274,516
Net realized gain (loss)                                          (35,154)            19,995
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (296,405)            60,034
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (110,469)           354,545
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          889,391          1,478,664
Cost of units redeemed                                         (2,136,647)        (2,095,049)
Account charges                                                    (2,843)            (3,608)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,250,099)          (619,993)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,360,568)          (265,448)
Net assets, beginning                                           5,314,105          5,579,553
                                                         -----------------  -----------------
Net assets, ending                                       $      3,953,537   $      5,314,105
                                                         =================  =================

Units sold                                                        562,106            960,652
Units redeemed                                                 (1,338,018)        (1,340,304)
                                                         -----------------  -----------------
Net increase (decrease)                                          (775,912)          (379,652)
Units outstanding, beginning                                    3,296,416          3,676,068
                                                         -----------------  -----------------
Units outstanding, ending                                       2,520,504          3,296,416
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     16,102,990
Cost of units redeemed/account charges                                           (13,270,993)
Net investment income (loss)                                                       1,573,591
Net realized gain (loss)                                                            (165,334)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (286,717)
                                                                            -----------------
Net assets                                                                  $      3,953,537
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55               1,926  $            2,994               1.25%               -2.8%
12/31/2017                     1.60               2,322               3,713               1.25%                6.2%
12/31/2016                     1.51               2,652               3,996               1.25%               13.6%
12/31/2015                     1.33               3,043               4,036               1.25%               -4.1%
12/31/2014                     1.38               3,100               4,286               1.25%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                 491  $              780               1.00%               -2.6%
12/31/2017                     1.63                 883               1,439               1.00%                6.4%
12/31/2016                     1.53                 874               1,339               1.00%               13.9%
12/31/2015                     1.34                 853               1,148               1.00%               -3.8%
12/31/2014                     1.40                 618                 864               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.75%               -2.3%
12/31/2017                     1.66                   0                   0               0.75%                6.7%
12/31/2016                     1.56                   0                   0               0.75%               14.2%
12/31/2015                     1.36                   0                   0               0.75%               -3.6%
12/31/2014                     1.41                   0                   0               0.75%                1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.50%               -2.1%
12/31/2017                     1.69                   0                   0               0.50%                7.0%
12/31/2016                     1.58                   0                   0               0.50%               14.5%
12/31/2015                     1.38                   0                   0               0.50%               -3.4%
12/31/2014                     1.43                   0                   0               0.50%                2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.25%               -1.8%
12/31/2017                     1.73                   0                   0               0.25%                7.2%
12/31/2016                     1.61                   0                   0               0.25%               14.7%
12/31/2015                     1.40                   0                   0               0.25%               -3.1%
12/31/2014                     1.45                   0                   0               0.25%                2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 103  $              179               0.00%               -1.6%
12/31/2017                     1.76                  92                 162               0.00%                7.5%
12/31/2016                     1.64                 150                 245               0.00%               15.0%
12/31/2015                     1.42                 134                 191               0.00%               -2.9%
12/31/2014                     1.46                  90                 132               0.00%                2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.9%
    2017        6.2%
    2016        6.4%
    2015        6.6%
    2014        6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                   PGIM HIGH YIELD FUND - Z CLASS - 74440Y801

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    17,138,581   $   18,271,096        3,322,203
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (24,524)
                                     ----------------
Net assets                           $    17,114,057
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   15,932,859      10,008,429  $          1.59
Band 100                                        --              --             1.63
Band 75                                         --              --             1.66
Band 50                                         --              --             1.70
Band 25                                         --              --             1.73
Band 0                                   1,181,198         666,392             1.77
                                    --------------  --------------
 Total                              $   17,114,057      10,674,821
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $      1,305,525
Mortality & expense charges                                                          (251,233)
                                                                             -----------------
Net investment income (loss)                                                        1,054,292
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (89,963)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                               (1,388,566)
                                                                             -----------------
Net gain (loss)                                                                    (1,478,529)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (424,237)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      1,054,292   $      1,074,648
Net realized gain (loss)                                          (89,963)            76,515
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,388,566)           178,067
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (424,237)         1,329,230
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,117,374          5,299,338
Cost of units redeemed                                        (10,747,571)        (4,976,189)
Account charges                                                    (8,189)            (7,461)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,638,386)           315,688
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,062,623)         1,644,918
Net assets, beginning                                          22,176,680         20,531,762
                                                         -----------------  -----------------
Net assets, ending                                       $     17,114,057   $     22,176,680
                                                         =================  =================

Units sold                                                      3,751,911          3,375,326
Units redeemed                                                 (6,597,704)        (3,169,853)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,845,793)           205,473
Units outstanding, beginning                                   13,520,614         13,315,141
                                                         -----------------  -----------------
Units outstanding, ending                                      10,674,821         13,520,614
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     53,004,886
Cost of units redeemed/account charges                                           (39,823,900)
Net investment income (loss)                                                       5,357,109
Net realized gain (loss)                                                            (291,523)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                              (1,132,515)
                                                                            -----------------
Net assets                                                                  $     17,114,057
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59              10,008  $           15,933               1.25%               -2.5%
12/31/2017                     1.63              12,944              21,141               1.25%                6.4%
12/31/2016                     1.53              12,543              19,246               1.25%               13.9%
12/31/2015                     1.35              11,179              15,056               1.25%               -3.8%
12/31/2014                     1.40               7,385              10,339               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               1.00%               -2.3%
12/31/2017                     1.66                   0                   0               1.00%                6.7%
12/31/2016                     1.56                   0                   0               1.00%               14.2%
12/31/2015                     1.37                   0                   0               1.00%               -3.6%
12/31/2014                     1.42                   0                   0               1.00%                1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.75%               -2.0%
12/31/2017                     1.70                   0                   0               0.75%                7.0%
12/31/2016                     1.59                   0                   0               0.75%               14.5%
12/31/2015                     1.39                   0                   0               0.75%               -3.3%
12/31/2014                     1.43                   0                   0               0.75%                2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.50%               -1.8%
12/31/2017                     1.73                   0                   0               0.50%                7.2%
12/31/2016                     1.61                   0                   0               0.50%               14.8%
12/31/2015                     1.40                   0                   0               0.50%               -3.1%
12/31/2014                     1.45                   0                   0               0.50%                2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.25%               -1.5%
12/31/2017                     1.76                   0                   0               0.25%                7.5%
12/31/2016                     1.64                   0                   0               0.25%               15.1%
12/31/2015                     1.42                   0                   0               0.25%               -2.8%
12/31/2014                     1.47                   0                   0               0.25%                2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                 666  $            1,181               0.00%               -1.3%
12/31/2017                     1.80                 577               1,036               0.00%                7.8%
12/31/2016                     1.67                 772               1,286               0.00%               15.3%
12/31/2015                     1.44                 190                 274               0.00%               -2.6%
12/31/2014                     1.48                 163                 241               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.6%
    2017        6.2%
    2016        6.3%
    2015        6.7%
    2014        7.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                PGIM JENNISON 20/20 FOCUS - A CLASS - 74440G107

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       287,730  $        349,755           22,890
                                                      ================  ===============
Receivables: investments sold                    403
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       288,133
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       136,491          67,818  $         2.01
Band 100                                   151,642          73,743            2.06
Band 75                                         --              --            2.10
Band 50                                         --              --            2.15
Band 25                                         --              --            2.19
Band 0                                          --              --            2.24
                                   ---------------  --------------
 Total                             $       288,133         141,561
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,103
Mortality & expense charges                                                             (3,710)
                                                                              -----------------
Net investment income (loss)                                                            (2,607)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,158)
Realized gain distributions                                                             26,238
Net change in unrealized appreciation (depreciation)                                   (36,519)
                                                                              -----------------
Net gain (loss)                                                                        (18,439)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (21,046)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (2,607)  $          (3,255)
Net realized gain (loss)                                            (8,158)             (6,345)
Realized gain distributions                                         26,238              56,026
Net change in unrealized appreciation (depreciation)               (36,519)             18,568
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                  (21,046)             64,994
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            35,771              31,142
Cost of units redeemed                                             (49,901)            (56,109)
Account charges                                                        (10)                (23)
                                                          -----------------  ------------------
Increase (decrease)                                                (14,140)            (24,990)
                                                          -----------------  ------------------
Net increase (decrease)                                            (35,186)             40,004
Net assets, beginning                                              323,319             283,315
                                                          -----------------  ------------------
Net assets, ending                                        $        288,133   $         323,319
                                                          =================  ==================

Units sold                                                          15,644              15,575
Units redeemed                                                     (23,117)            (30,095)
                                                          -----------------  ------------------
Net increase (decrease)                                             (7,473)            (14,520)
Units outstanding, beginning                                       149,034             163,554
                                                          -----------------  ------------------
Units outstanding, ending                                          141,561             149,034
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        854,956
Cost of units redeemed/account charges                                               (734,315)
Net investment income (loss)                                                          (25,094)
Net realized gain (loss)                                                              (11,316)
Realized gain distributions                                                           265,927
Net change in unrealized appreciation (depreciation)                                  (62,025)
                                                                             -----------------
Net assets                                                                   $        288,133
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                  68  $              136               1.25%               -6.3%
12/31/2017                     2.15                  73                 156               1.25%               25.0%
12/31/2016                     1.72                  85                 145               1.25%                1.9%
12/31/2015                     1.69                 109                 183               1.25%                3.2%
12/31/2014                     1.63                 126                 207               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                  74  $              152               1.00%               -6.1%
12/31/2017                     2.19                  76                 167               1.00%               25.3%
12/31/2016                     1.75                  79                 138               1.00%                2.1%
12/31/2015                     1.71                  87                 149               1.00%                3.5%
12/31/2014                     1.65                  96                 159               1.00%                5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10                   0  $                0               0.75%               -5.8%
12/31/2017                     2.23                   0                   0               0.75%               25.6%
12/31/2016                     1.78                   0                   0               0.75%                2.4%
12/31/2015                     1.73                   0                   0               0.75%                3.7%
12/31/2014                     1.67                   0                   0               0.75%                5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.50%               -5.6%
12/31/2017                     2.27                   0                   0               0.50%               26.0%
12/31/2016                     1.81                   0                   0               0.50%                2.6%
12/31/2015                     1.76                   0                   0               0.50%                4.0%
12/31/2014                     1.69                   0                   0               0.50%                5.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.25%               -5.4%
12/31/2017                     2.32                   0                   0               0.25%               26.3%
12/31/2016                     1.84                   0                   0               0.25%                2.9%
12/31/2015                     1.78                   0                   0               0.25%                4.2%
12/31/2014                     1.71                   0                   0               0.25%                6.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.00%               -5.1%
12/31/2017                     2.36                   0                   0               0.00%               26.6%
12/31/2016                     1.87                   0                   0               0.00%                3.2%
12/31/2015                     1.81                   0                   0               0.00%                4.5%
12/31/2014                     1.73                   0                   0               0.00%                6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PGIM JENNISON 20/20 FOCUS - Z CLASS - 74440G404 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         2.07
Band 100                                        --              --            2.11
Band 75                                         --              --            2.16
Band 50                                         --              --            2.20
Band 25                                         --              --            2.25
Band 0                                          --              --            2.30
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        531,215
Cost of units redeemed/account charges                                              (627,596)
Net investment income (loss)                                                         (12,945)
Net realized gain (loss)                                                              20,953
Realized gain distributions                                                           88,373
Net change in unrealized appreciation (depreciation)                                      --
                                                                            -----------------
Net assets                                                                  $             --
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               1.25%               -6.0%
12/31/2017                     2.20                   0                   0               1.25%               25.3%
12/31/2016                     1.75                   0                   0               1.25%                2.2%
12/31/2015                     1.71                   3                   5               1.25%                3.5%
12/31/2014                     1.66                   1                   2               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               1.00%               -5.8%
12/31/2017                     2.24                   0                   0               1.00%               25.6%
12/31/2016                     1.78                   0                   0               1.00%                2.5%
12/31/2015                     1.74                   0                   0               1.00%                3.7%
12/31/2014                     1.68                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   0  $                0               0.75%               -5.5%
12/31/2017                     2.28                   0                   0               0.75%               26.0%
12/31/2016                     1.81                   0                   0               0.75%                2.8%
12/31/2015                     1.76                   0                   0               0.75%                4.0%
12/31/2014                     1.70                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.20                   0  $                0               0.50%               -5.3%
12/31/2017                     2.33                   0                   0               0.50%               26.3%
12/31/2016                     1.84                   0                   0               0.50%                3.0%
12/31/2015                     1.79                   0                   0               0.50%                4.2%
12/31/2014                     1.72                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.25%               -5.1%
12/31/2017                     2.37                   0                   0               0.25%               26.6%
12/31/2016                     1.87                   0                   0               0.25%                3.3%
12/31/2015                     1.81                   0                   0               0.25%                4.5%
12/31/2014                     1.74                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.30                   0  $                0               0.00%               -4.8%
12/31/2017                     2.42                   0                   0               0.00%               26.9%
12/31/2016                     1.90                   0                   0               0.00%                3.5%
12/31/2015                     1.84                   0                   0               0.00%                4.8%
12/31/2014                     1.76                   0                   0               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON HEALTH SCIENCES FUND - A CLASS - 74441P502

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,907,647  $      2,201,634           49,964
                                                      ================  ===============
Receivables: investments sold                    894
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,908,541
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,403,102         381,479  $          3.68
Band 100                                   505,439         134,352             3.76
Band 75                                         --              --             3.85
Band 50                                         --              --             3.94
Band 25                                         --              --             4.03
Band 0                                          --              --             4.12
                                    --------------  --------------
 Total                              $    1,908,541         515,831
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (26,244)
                                                                            -----------------
Net investment income (loss)                                                         (26,244)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,842
Realized gain distributions                                                          211,362
Net change in unrealized appreciation (depreciation)                                (308,670)
                                                                            -----------------
Net gain (loss)                                                                      (71,466)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (97,710)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (26,244)  $        (24,819)
Net realized gain (loss)                                           25,842           (190,562)
Realized gain distributions                                       211,362             96,272
Net change in unrealized appreciation (depreciation)             (308,670)           666,472
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (97,710)           547,363
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          457,328            678,477
Cost of units redeemed                                           (531,012)        (1,228,312)
Account charges                                                      (313)              (338)
                                                         -----------------  -----------------
Increase (decrease)                                               (73,997)          (550,173)
                                                         -----------------  -----------------
Net increase (decrease)                                          (171,707)            (2,810)
Net assets, beginning                                           2,080,248          2,083,058
                                                         -----------------  -----------------
Net assets, ending                                       $      1,908,541   $      2,080,248
                                                         =================  =================

Units sold                                                        109,968            199,739
Units redeemed                                                   (128,094)          (359,104)
                                                         -----------------  -----------------
Net increase (decrease)                                           (18,126)          (159,365)
Units outstanding, beginning                                      533,957            693,322
                                                         -----------------  -----------------
Units outstanding, ending                                         515,831            533,957
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      8,812,536
Cost of units redeemed/account charges                                             (7,856,352)
Net investment income (loss)                                                         (177,694)
Net realized gain (loss)                                                              (20,016)
Realized gain distributions                                                         1,444,054
Net change in unrealized appreciation (depreciation)                                 (293,987)
                                                                             -----------------
Net assets                                                                   $      1,908,541
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.68                 381  $            1,403               1.25%               -4.9%
12/31/2017                     3.87                 341               1,317               1.25%               29.4%
12/31/2016                     2.99                 492               1,471               1.25%              -15.7%
12/31/2015                     3.55                 828               2,935               1.25%                3.7%
12/31/2014                     3.42                 530               1,814               1.25%               33.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.76                 134  $              505               1.00%               -4.7%
12/31/2017                     3.95                 193                 763               1.00%               29.7%
12/31/2016                     3.04                 201                 612               1.00%              -15.5%
12/31/2015                     3.60                 341               1,227               1.00%                4.0%
12/31/2014                     3.46                 250                 866               1.00%               34.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.85                   0  $                0               0.75%               -4.4%
12/31/2017                     4.03                   0                   0               0.75%               30.0%
12/31/2016                     3.10                   0                   0               0.75%              -15.3%
12/31/2015                     3.66                   0                   0               0.75%                4.3%
12/31/2014                     3.51                   0                   0               0.75%               34.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.94                   0  $                0               0.50%               -4.2%
12/31/2017                     4.11                   0                   0               0.50%               30.4%
12/31/2016                     3.15                   0                   0               0.50%              -15.1%
12/31/2015                     3.71                   0                   0               0.50%                4.5%
12/31/2014                     3.55                   0                   0               0.50%               34.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.03                   0  $                0               0.25%               -3.9%
12/31/2017                     4.19                   0                   0               0.25%               30.7%
12/31/2016                     3.21                   0                   0               0.25%              -14.9%
12/31/2015                     3.77                   0                   0               0.25%                4.8%
12/31/2014                     3.60                   0                   0               0.25%               35.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.12                   0  $                0               0.00%               -3.7%
12/31/2017                     4.28                   0                   0               0.00%               31.0%
12/31/2016                     3.26                   0                   0               0.00%              -14.7%
12/31/2015                     3.82                   0                   0               0.00%                5.0%
12/31/2014                     3.64                   0                   0               0.00%               35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON HEALTH SCIENCES FUND - Z CLASS - 74441P866

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,416,750  $     7,101,602          150,592
                                                       ===============  ===============
Receivables: investments sold                   4,770
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,421,520
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,421,520       1,700,140  $          3.78
Band 100                                         --              --             3.86
Band 75                                          --              --             3.95
Band 50                                          --              --             4.04
Band 25                                          --              --             4.13
Band 0                                           --              --             4.23
                                    ---------------  --------------
 Total                              $     6,421,520       1,700,140
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (86,201)
                                                                            ----------------
Net investment income (loss)                                                        (86,201)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            122,507
Realized gain distributions                                                         643,905
Net change in unrealized appreciation (depreciation)                             (1,051,103)
                                                                            ----------------
Net gain (loss)                                                                    (284,691)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (370,892)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (86,201)  $        (63,932)
Net realized gain (loss)                                          122,507              3,183
Realized gain distributions                                       643,905            257,586
Net change in unrealized appreciation (depreciation)           (1,051,103)         1,083,000
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (370,892)         1,279,837
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,848,657          1,461,121
Cost of units redeemed                                         (1,101,242)          (811,474)
Account charges                                                      (498)              (238)
                                                         -----------------  -----------------
Increase (decrease)                                               746,917            649,409
                                                         -----------------  -----------------
Net increase (decrease)                                           376,025          1,929,246
Net assets, beginning                                           6,045,495          4,116,249
                                                         -----------------  -----------------
Net assets, ending                                       $      6,421,520   $      6,045,495
                                                         =================  =================

Units sold                                                        430,964            407,792
Units redeemed                                                   (257,652)          (230,060)
                                                         -----------------  -----------------
Net increase (decrease)                                           173,312            177,732
Units outstanding, beginning                                    1,526,828          1,349,096
                                                         -----------------  -----------------
Units outstanding, ending                                       1,700,140          1,526,828
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,797,807
Cost of units redeemed/account charges                                           (4,993,881)
Net investment income (loss)                                                       (307,362)
Net realized gain (loss)                                                            413,055
Realized gain distributions                                                       2,196,753
Net change in unrealized appreciation (depreciation)                               (684,852)
                                                                            ----------------
Net assets                                                                  $     6,421,520
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.78               1,700  $            6,422               1.25%               -4.6%
12/31/2017                     3.96               1,527               6,045               1.25%               29.8%
12/31/2016                     3.05               1,349               4,116               1.25%              -15.5%
12/31/2015                     3.61               1,306               4,713               1.25%                4.0%
12/31/2014                     3.47                 978               3,391               1.25%               34.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.86                   0  $                0               1.00%               -4.4%
12/31/2017                     4.04                   0                   0               1.00%               30.1%
12/31/2016                     3.11                   0                   0               1.00%              -15.3%
12/31/2015                     3.66                   0                   0               1.00%                4.3%
12/31/2014                     3.51                   0                   0               1.00%               34.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.95                   0  $                0               0.75%               -4.1%
12/31/2017                     4.12                   0                   0               0.75%               30.4%
12/31/2016                     3.16                   0                   0               0.75%              -15.0%
12/31/2015                     3.72                   0                   0               0.75%                4.6%
12/31/2014                     3.56                   0                   0               0.75%               34.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.04                   0  $                0               0.50%               -3.9%
12/31/2017                     4.21                   0                   0               0.50%               30.7%
12/31/2016                     3.22                   0                   0               0.50%              -14.8%
12/31/2015                     3.78                   0                   0               0.50%                4.8%
12/31/2014                     3.60                   0                   0               0.50%               35.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.13                   0  $                0               0.25%               -3.6%
12/31/2017                     4.29                   0                   0               0.25%               31.1%
12/31/2016                     3.27                   0                   0               0.25%              -14.6%
12/31/2015                     3.83                   0                   0               0.25%                5.1%
12/31/2014                     3.65                   0                   0               0.25%               35.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.23                   0  $                0               0.00%               -3.4%
12/31/2017                     4.38                   0                   0               0.00%               31.4%
12/31/2016                     3.33                   0                   0               0.00%              -14.4%
12/31/2015                     3.89                   0                   0               0.00%                5.4%
12/31/2014                     3.69                   0                   0               0.00%               35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON MID CAP GROWTH FUND - A CLASS - 74441C105

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,914,391  $      2,698,657           84,820
                                                      ================  ===============
Receivables: investments sold                 68,808
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,983,199
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,222,962         601,765  $          2.03
Band 100                                   760,237         365,724             2.08
Band 75                                         --              --             2.13
Band 50                                         --              --             2.17
Band 25                                         --              --             2.22
Band 0                                          --              --             2.28
                                    --------------  --------------
 Total                              $    1,983,199         967,489
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                           (36,640)
                                                                             -----------------
Net investment income (loss)                                                          (36,640)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,030
Realized gain distributions                                                           603,870
Net change in unrealized appreciation (depreciation)                                 (728,106)
                                                                             -----------------
Net gain (loss)                                                                      (122,206)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (158,846)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (36,640)  $        (55,951)
Net realized gain (loss)                                            2,030            (10,611)
Realized gain distributions                                       603,870            600,557
Net change in unrealized appreciation (depreciation)             (728,106)           361,320
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (158,846)           895,315
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          369,165            982,694
Cost of units redeemed                                         (2,909,968)        (2,050,537)
Account charges                                                      (996)            (1,622)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,541,799)        (1,069,465)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,700,645)          (174,150)
Net assets, beginning                                           4,683,844          4,857,994
                                                         -----------------  -----------------
Net assets, ending                                       $      1,983,199   $      4,683,844
                                                         =================  =================

Units sold                                                        163,877            502,345
Units redeemed                                                 (1,270,242)        (1,027,021)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,106,365)          (524,676)
Units outstanding, beginning                                    2,073,854          2,598,530
                                                         -----------------  -----------------
Units outstanding, ending                                         967,489          2,073,854
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    14,075,900
Cost of units redeemed/account charges                                          (14,298,710)
Net investment income (loss)                                                       (389,121)
Net realized gain (loss)                                                            467,624
Realized gain distributions                                                       2,911,772
Net change in unrealized appreciation (depreciation)                               (784,266)
                                                                            ----------------
Net assets                                                                  $     1,983,199
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                 602  $            1,223               1.25%               -9.6%
12/31/2017                     2.25               1,595               3,585               1.25%               20.8%
12/31/2016                     1.86               1,968               3,664               1.25%                2.5%
12/31/2015                     1.82               2,751               4,993               1.25%               -3.9%
12/31/2014                     1.89               2,825               5,338               1.25%                7.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                 366  $              760               1.00%               -9.4%
12/31/2017                     2.29                 479               1,099               1.00%               21.1%
12/31/2016                     1.89                 630               1,194               1.00%                2.8%
12/31/2015                     1.84                 632               1,164               1.00%               -3.7%
12/31/2014                     1.91                 603               1,153               1.00%                8.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               0.75%               -9.1%
12/31/2017                     2.34                   0                   0               0.75%               21.4%
12/31/2016                     1.93                   0                   0               0.75%                3.1%
12/31/2015                     1.87                   0                   0               0.75%               -3.4%
12/31/2014                     1.94                   0                   0               0.75%                8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               0.50%               -8.9%
12/31/2017                     2.39                   0                   0               0.50%               21.7%
12/31/2016                     1.96                   0                   0               0.50%                3.3%
12/31/2015                     1.90                   0                   0               0.50%               -3.2%
12/31/2014                     1.96                   0                   0               0.50%                8.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.25%               -8.7%
12/31/2017                     2.44                   0                   0               0.25%               22.0%
12/31/2016                     2.00                   0                   0               0.25%                3.6%
12/31/2015                     1.93                   0                   0               0.25%               -3.0%
12/31/2014                     1.99                   0                   0               0.25%                8.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.00%               -8.5%
12/31/2017                     2.49                   0                   0               0.00%               22.3%
12/31/2016                     2.03                   0                   0               0.00%                3.8%
12/31/2015                     1.96                   0                   0               0.00%               -2.7%
12/31/2014                     2.01                   0                   0               0.00%                9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON MID CAP GROWTH FUND - Z CLASS - 74441C808

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,445,030  $     12,793,853          374,654
                                                      ================  ===============
Receivables: investments sold                 43,363
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     9,488,393
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     9,488,393       4,547,660  $          2.09
Band 100                                         --              --             2.13
Band 75                                          --              --             2.18
Band 50                                          --              --             2.23
Band 25                                          --              --             2.28
Band 0                                           --              --             2.34
                                    ---------------  --------------
 Total                              $     9,488,393       4,547,660
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                        (145,868)
                                                                            ----------------
Net investment income (loss)                                                       (145,868)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            222,036
Realized gain distributions                                                       2,794,924
Net change in unrealized appreciation (depreciation)                             (3,805,210)
                                                                            ----------------
Net gain (loss)                                                                    (788,250)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (934,118)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (145,868)  $       (181,705)
Net realized gain (loss)                                          222,036          1,091,852
Realized gain distributions                                     2,794,924          1,537,972
Net change in unrealized appreciation (depreciation)           (3,805,210)           695,343
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (934,118)         3,143,462
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,035,606          2,616,200
Cost of units redeemed                                         (4,480,428)       (11,626,841)
Account charges                                                    (3,348)            (7,272)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,448,170)        (9,017,913)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,382,288)        (5,874,451)
Net assets, beginning                                          12,870,681         18,745,132
                                                         -----------------  -----------------
Net assets, ending                                       $      9,488,393   $     12,870,681
                                                         =================  =================

Units sold                                                        876,452          1,243,305
Units redeemed                                                 (1,919,934)        (5,385,766)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,043,482)        (4,142,461)
Units outstanding, beginning                                    5,591,142          9,733,603
                                                         -----------------  -----------------
Units outstanding, ending                                       4,547,660          5,591,142
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     41,646,640
Cost of units redeemed/account charges                                           (40,630,265)
Net investment income (loss)                                                      (1,184,970)
Net realized gain (loss)                                                           3,365,485
Realized gain distributions                                                        9,640,326
Net change in unrealized appreciation (depreciation)                              (3,348,823)
                                                                            -----------------
Net assets                                                                  $      9,488,393
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09               4,548  $            9,488               1.25%               -9.4%
12/31/2017                     2.30               5,591              12,871               1.25%               21.1%
12/31/2016                     1.90               8,300              15,771               1.25%                2.8%
12/31/2015                     1.85               8,574              15,842               1.25%               -3.6%
12/31/2014                     1.92               8,525              16,343               1.25%                8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.13                   0  $                0               1.00%               -9.1%
12/31/2017                     2.35                   0                   0               1.00%               21.5%
12/31/2016                     1.93                   0                   0               1.00%                3.1%
12/31/2015                     1.88                   0                   0               1.00%               -3.4%
12/31/2014                     1.94                   0                   0               1.00%                8.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               0.75%               -8.9%
12/31/2017                     2.40                   0                   0               0.75%               21.8%
12/31/2016                     1.97                   0                   0               0.75%                3.3%
12/31/2015                     1.90                   0                   0               0.75%               -3.1%
12/31/2014                     1.97                   0                   0               0.75%                8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.23                   0  $                0               0.50%               -8.7%
12/31/2017                     2.44                   0                   0               0.50%               22.1%
12/31/2016                     2.00                   0                   0               0.50%                3.6%
12/31/2015                     1.93                   0                   0               0.50%               -2.9%
12/31/2014                     1.99                   0                   0               0.50%                8.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               0.25%               -8.4%
12/31/2017                     2.49                   0                   0               0.25%               22.4%
12/31/2016                     2.04                   0                   0               0.25%                3.9%
12/31/2015                     1.96                   0                   0               0.25%               -2.6%
12/31/2014                     2.02                   0                   0               0.25%                9.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                   0  $                0               0.00%               -8.2%
12/31/2017                     2.54                   0                   0               0.00%               22.7%
12/31/2016                     2.07               1,433               2,974               0.00%                4.1%
12/31/2015                     1.99               1,384               2,757               0.00%               -2.4%
12/31/2014                     2.04               1,246               2,543               0.00%                9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PGIM JENNISON NATURAL RESOURCES FUND - A CLASS - 74441K107

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        273,534  $       361,638            9,874
                                                       ===============  ===============
Receivables: investments sold                   1,121
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        274,655
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       245,068         415,809  $         0.59
Band 100                                    29,587          49,080            0.60
Band 75                                         --              --            0.62
Band 50                                         --              --            0.63
Band 25                                         --              --            0.65
Band 0                                          --              --            0.66
                                   ---------------  --------------
 Total                             $       274,655         464,889
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,278
Mortality & expense charges                                                            (4,697)
                                                                             -----------------
Net investment income (loss)                                                             (419)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,833
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (114,157)
                                                                             -----------------
Net gain (loss)                                                                      (111,324)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (111,743)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (419)  $         (5,835)
Net realized gain (loss)                                             2,833             (4,941)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)              (114,157)            20,255
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (111,743)             9,479
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            23,280             72,184
Cost of units redeemed                                             (63,559)          (295,622)
Account charges                                                       (166)              (194)
                                                          -----------------  -----------------
Increase (decrease)                                                (40,445)          (223,632)
                                                          -----------------  -----------------
Net increase (decrease)                                           (152,188)          (214,153)
Net assets, beginning                                              426,843            640,996
                                                          -----------------  -----------------
Net assets, ending                                        $        274,655   $        426,843
                                                          =================  =================

Units sold                                                          30,014             92,085
Units redeemed                                                     (79,977)          (377,528)
                                                          -----------------  -----------------
Net increase (decrease)                                            (49,963)          (285,443)
Units outstanding, beginning                                       514,852            800,295
                                                          -----------------  -----------------
Units outstanding, ending                                          464,889            514,852
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,117,668
Cost of units redeemed/account charges                                            (2,396,336)
Net investment income (loss)                                                         (45,652)
Net realized gain (loss)                                                            (313,232)
Realized gain distributions                                                              311
Net change in unrealized appreciation (depreciation)                                 (88,104)
                                                                            -----------------
Net assets                                                                  $        274,655
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.59                 416  $              245               1.25%              -28.7%
12/31/2017                     0.83                 455                 377               1.25%                3.7%
12/31/2016                     0.80                 629                 502               1.25%               32.6%
12/31/2015                     0.60                 805                 485               1.25%              -30.3%
12/31/2014                     0.86                 856                 739               1.25%              -20.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.60                  49  $               30               1.00%              -28.6%
12/31/2017                     0.84                  59                  50               1.00%                3.9%
12/31/2016                     0.81                 171                 139               1.00%               32.9%
12/31/2015                     0.61                  76                  46               1.00%              -30.1%
12/31/2014                     0.87                  58                  51               1.00%              -20.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.62                   0  $                0               0.75%              -28.4%
12/31/2017                     0.86                   0                   0               0.75%                4.2%
12/31/2016                     0.83                   0                   0               0.75%               33.2%
12/31/2015                     0.62                   0                   0               0.75%              -29.9%
12/31/2014                     0.89                   0                   0               0.75%              -20.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.63                   0  $                0               0.50%              -28.2%
12/31/2017                     0.88                   0                   0               0.50%                4.4%
12/31/2016                     0.84                   0                   0               0.50%               33.6%
12/31/2015                     0.63                   0                   0               0.50%              -29.8%
12/31/2014                     0.90                   0                   0               0.50%              -20.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.65                   0  $                0               0.25%              -28.0%
12/31/2017                     0.90                   0                   0               0.25%                4.7%
12/31/2016                     0.86                   0                   0               0.25%               33.9%
12/31/2015                     0.64                   0                   0               0.25%              -29.6%
12/31/2014                     0.91                   0                   0               0.25%              -20.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.66                   0  $                0               0.00%              -27.8%
12/31/2017                     0.91                   0                   0               0.00%                5.0%
12/31/2016                     0.87                   0                   0               0.00%               34.2%
12/31/2015                     0.65                  59                  38               0.00%              -29.4%
12/31/2014                     0.92                  39                  36               0.00%              -19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.0%
    2016        1.1%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           PGIM JENNISON NATURAL RESOURCES FUND - Z CLASS - 74441K503

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       388,312  $        521,137           13,450
                                                      ================  ===============
Receivables: investments sold                 17,392
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       405,704
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       405,704         669,216  $         0.61
Band 100                                        --              --            0.62
Band 75                                         --              --            0.63
Band 50                                         --              --            0.65
Band 25                                         --              --            0.66
Band 0                                          --              --            0.68
                                   ---------------  --------------
 Total                             $       405,704         669,216
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,625
Mortality & expense charges                                                           (9,845)
                                                                            -----------------
Net investment income (loss)                                                          (2,220)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              48,978
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (220,536)
                                                                            -----------------
Net gain (loss)                                                                     (171,558)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (173,778)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,220)  $        (10,970)
Net realized gain (loss)                                           48,978            (26,755)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (220,536)            60,392
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (173,778)            22,667
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          306,426            438,942
Cost of units redeemed                                           (667,241)          (476,928)
Account charges                                                      (879)            (1,412)
                                                         -----------------  -----------------
Increase (decrease)                                              (361,694)           (39,398)
                                                         -----------------  -----------------
Net increase (decrease)                                          (535,472)           (16,731)
Net assets, beginning                                             941,176            957,907
                                                         -----------------  -----------------
Net assets, ending                                       $        405,704   $        941,176
                                                         =================  =================

Units sold                                                        370,601            564,276
Units redeemed                                                   (812,046)          (629,107)
                                                         -----------------  -----------------
Net increase (decrease)                                          (441,445)           (64,831)
Units outstanding, beginning                                    1,110,661          1,175,492
                                                         -----------------  -----------------
Units outstanding, ending                                         669,216          1,110,661
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,497,417
Cost of units redeemed/account charges                                            (4,497,913)
Net investment income (loss)                                                         (76,985)
Net realized gain (loss)                                                            (384,540)
Realized gain distributions                                                              550
Net change in unrealized appreciation (depreciation)                                (132,825)
                                                                            -----------------
Net assets                                                                  $        405,704
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.61                 669  $              406               1.25%              -28.5%
12/31/2017                     0.85               1,111                 941               1.25%                4.0%
12/31/2016                     0.81               1,175                 958               1.25%               33.0%
12/31/2015                     0.61               1,794               1,099               1.25%              -30.1%
12/31/2014                     0.88               1,444               1,266               1.25%              -20.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.62                   0  $                0               1.00%              -28.3%
12/31/2017                     0.86                   0                   0               1.00%                4.2%
12/31/2016                     0.83                   0                   0               1.00%               33.3%
12/31/2015                     0.62                   0                   0               1.00%              -29.9%
12/31/2014                     0.89                   0                   0               1.00%              -20.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.63                   0  $                0               0.75%              -28.1%
12/31/2017                     0.88                   0                   0               0.75%                4.5%
12/31/2016                     0.84                   0                   0               0.75%               33.6%
12/31/2015                     0.63                   0                   0               0.75%              -29.7%
12/31/2014                     0.90                   0                   0               0.75%              -20.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.65                   0  $                0               0.50%              -27.9%
12/31/2017                     0.90                   0                   0               0.50%                4.8%
12/31/2016                     0.86                   0                   0               0.50%               33.9%
12/31/2015                     0.64                   0                   0               0.50%              -29.6%
12/31/2014                     0.91                   0                   0               0.50%              -20.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.66                   0  $                0               0.25%              -27.7%
12/31/2017                     0.92                   0                   0               0.25%                5.0%
12/31/2016                     0.87                   0                   0               0.25%               34.3%
12/31/2015                     0.65                   0                   0               0.25%              -29.4%
12/31/2014                     0.92                   0                   0               0.25%              -19.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.68                   0  $                0               0.00%              -27.6%
12/31/2017                     0.94                   0                   0               0.00%                5.3%
12/31/2016                     0.89                   0                   0               0.00%               34.6%
12/31/2015                     0.66                   0                   0               0.00%              -29.2%
12/31/2014                     0.93                   0                   0               0.00%              -19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.0%
    2016        1.7%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         PGIM JENNISON FOCUSED GROWTH - A CLASS - 74440K504 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.51
Band 100                                        --              --            1.52
Band 75                                         --              --            1.54
Band 50                                         --              --            1.56
Band 25                                         --              --            1.58
Band 0                                          --              --            1.59
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               1.25%                1.0%
12/31/2017                     1.49                   0                   0               1.25%               34.2%
12/31/2016                     1.11                   0                   0               1.25%               -4.8%
12/31/2015                     1.17                   0                   0               1.25%               11.1%
12/31/2014                     1.05                   0                   0               1.25%                5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               1.00%                1.2%
12/31/2017                     1.50                   0                   0               1.00%               34.5%
12/31/2016                     1.12                   0                   0               1.00%               -4.6%
12/31/2015                     1.17                   0                   0               1.00%               11.3%
12/31/2014                     1.05                   0                   0               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.75%                1.5%
12/31/2017                     1.52                   0                   0               0.75%               34.8%
12/31/2016                     1.13                   0                   0               0.75%               -4.4%
12/31/2015                     1.18                   0                   0               0.75%               11.6%
12/31/2014                     1.05                   0                   0               0.75%                5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.50%                1.7%
12/31/2017                     1.53                   0                   0               0.50%               35.2%
12/31/2016                     1.13                   0                   0               0.50%               -4.1%
12/31/2015                     1.18                   0                   0               0.50%               11.9%
12/31/2014                     1.06                   0                   0               0.50%                5.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.25%                2.0%
12/31/2017                     1.54                   0                   0               0.25%               35.5%
12/31/2016                     1.14                   0                   0               0.25%               -3.9%
12/31/2015                     1.19                   0                   0               0.25%               12.2%
12/31/2014                     1.06                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.00%                2.2%
12/31/2017                     1.56                   0                   0               0.00%               35.8%
12/31/2016                     1.15                   0                   0               0.00%               -3.6%
12/31/2015                     1.19                   0                   0               0.00%               12.5%
12/31/2014                     1.06                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON FOCUSED GROWTH FUND - Z CLASS - 74440K868

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         5,786   $         6,661              417
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (75)
                                     ----------------
Net assets                           $         5,711
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         5,711            3,750  $         1.52
Band 100                                         --               --            1.54
Band 75                                          --               --            1.56
Band 50                                          --               --            1.58
Band 25                                          --               --            1.59
Band 0                                           --               --            1.61
                                    ---------------  ---------------
 Total                              $         5,711            3,750
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              --
Mortality & expense charges                                                                 (39)
                                                                               -----------------
Net investment income (loss)                                                                (39)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      3
Realized gain distributions                                                                 336
Net change in unrealized appreciation (depreciation)                                       (875)
                                                                               -----------------
Net gain (loss)                                                                            (536)
                                                                               -----------------

Increase (decrease) in net assets from operations                             $            (575)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED         PERIOD ENDED
                                                           DECEMBER 31,         DECEMBER 31,
                                                               2018*                2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (39)  $            (48)
Net realized gain (loss)                                                 3                464
Realized gain distributions                                            336                340
Net change in unrealized appreciation (depreciation)                  (875)               563
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                     (575)             1,319
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             6,341              3,302
Cost of units redeemed                                                (170)            (7,383)
Account charges                                                         --                 --
                                                          -----------------  -----------------
Increase (decrease)                                                  6,171             (4,081)
                                                          -----------------  -----------------
Net increase (decrease)                                              5,596             (2,762)
Net assets, beginning                                                  115              2,877
                                                          -----------------  -----------------
Net assets, ending                                        $          5,711   $            115
                                                          =================  =================

Units sold                                                           3,780              2,800
Units redeemed                                                        (106)            (5,297)
                                                          -----------------  -----------------
Net increase (decrease)                                              3,674             (2,497)
Units outstanding, beginning                                            76              2,573
                                                          -----------------  -----------------
Units outstanding, ending                                            3,750                 76
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         20,357
Cost of units redeemed/account charges                                                (15,769)
Net investment income (loss)                                                             (176)
Net realized gain (loss)                                                                  468
Realized gain distributions                                                             1,706
Net change in unrealized appreciation (depreciation)                                     (875)
                                                                             -----------------
Net assets                                                                   $          5,711
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   4  $                6               1.25%                1.2%
12/31/2017                     1.50                   0                   0               1.25%               34.5%
12/31/2016                     1.12                   3                   3               1.25%               -4.7%
12/31/2015                     1.17                   0                   0               1.25%               11.4%
12/31/2014                     1.05                   0                   0               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               1.00%                1.5%
12/31/2017                     1.52                   0                   0               1.00%               34.9%
12/31/2016                     1.13                   0                   0               1.00%               -4.4%
12/31/2015                     1.18                   0                   0               1.00%               11.7%
12/31/2014                     1.05                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.75%                1.7%
12/31/2017                     1.53                   0                   0               0.75%               35.2%
12/31/2016                     1.13                   0                   0               0.75%               -4.2%
12/31/2015                     1.18                   0                   0               0.75%               11.9%
12/31/2014                     1.06                   0                   0               0.75%                5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.50%                2.0%
12/31/2017                     1.54                   0                   0               0.50%               35.5%
12/31/2016                     1.14                   0                   0               0.50%               -4.0%
12/31/2015                     1.19                   0                   0               0.50%               12.2%
12/31/2014                     1.06                   0                   0               0.50%                5.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.25%                2.3%
12/31/2017                     1.56                   0                   0               0.25%               35.9%
12/31/2016                     1.15                   0                   0               0.25%               -3.7%
12/31/2015                     1.19                   0                   0               0.25%               12.5%
12/31/2014                     1.06                   0                   0               0.25%                5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.00%                2.5%
12/31/2017                     1.57                   0                   0               0.00%               36.2%
12/31/2016                     1.15                   0                   0               0.00%               -3.5%
12/31/2015                     1.20                   0                   0               0.00%               12.8%
12/31/2014                     1.06                   0                   0               0.00%                6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PGIM JENNISON SMALL COMPANY - A CLASS - 74441N101

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        445,120  $       596,815           24,701
                                                       ===============  ===============
Receivables: investments sold                   3,278
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        448,398
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       448,398         287,519  $         1.56
Band 100                                        --              --            1.59
Band 75                                         --              --            1.62
Band 50                                         --              --            1.65
Band 25                                         --              --            1.68
Band 0                                          --              --            1.71
                                   ---------------  --------------
 Total                             $       448,398         287,519
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,131
Mortality & expense charges                                                           (6,996)
                                                                            -----------------
Net investment income (loss)                                                          (5,865)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,622
Realized gain distributions                                                           79,978
Net change in unrealized appreciation (depreciation)                                (166,218)
                                                                            -----------------
Net gain (loss)                                                                      (67,618)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (73,483)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (5,865)  $         (8,146)
Net realized gain (loss)                                           18,622             40,973
Realized gain distributions                                        79,978             39,855
Net change in unrealized appreciation (depreciation)             (166,218)            29,774
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (73,483)           102,456
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          546,826            361,272
Cost of units redeemed                                           (552,832)          (669,141)
Account charges                                                      (313)              (375)
                                                         -----------------  -----------------
Increase (decrease)                                                (6,319)          (308,244)
                                                         -----------------  -----------------
Net increase (decrease)                                           (79,802)          (205,788)
Net assets, beginning                                             528,200            733,988
                                                         -----------------  -----------------
Net assets, ending                                       $        448,398   $        528,200
                                                         =================  =================

Units sold                                                        297,632            213,188
Units redeemed                                                   (299,612)          (398,277)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,980)          (185,089)
Units outstanding, beginning                                      289,499            474,588
                                                         -----------------  -----------------
Units outstanding, ending                                         287,519            289,499
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,094,849
Cost of units redeemed/account charges                                            (2,917,440)
Net investment income (loss)                                                         (39,462)
Net realized gain (loss)                                                              70,220
Realized gain distributions                                                          391,926
Net change in unrealized appreciation (depreciation)                                (151,695)
                                                                            -----------------
Net assets                                                                  $        448,398
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                 288  $              448               1.25%              -14.5%
12/31/2017                     1.82                 289                 528               1.25%               18.0%
12/31/2016                     1.55                 475                 734               1.25%               11.8%
12/31/2015                     1.38                 556                 768               1.25%               -5.0%
12/31/2014                     1.46                 392                 571               1.25%                6.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               1.00%              -14.3%
12/31/2017                     1.85                   0                   0               1.00%               18.3%
12/31/2016                     1.57                   0                   0               1.00%               12.1%
12/31/2015                     1.40                   0                   0               1.00%               -4.8%
12/31/2014                     1.47                   0                   0               1.00%                6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.75%              -14.1%
12/31/2017                     1.88                   0                   0               0.75%               18.6%
12/31/2016                     1.59                   0                   0               0.75%               12.4%
12/31/2015                     1.41                   0                   0               0.75%               -4.5%
12/31/2014                     1.48                   0                   0               0.75%                7.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.50%              -13.9%
12/31/2017                     1.92                   0                   0               0.50%               18.9%
12/31/2016                     1.61                   0                   0               0.50%               12.7%
12/31/2015                     1.43                   0                   0               0.50%               -4.3%
12/31/2014                     1.50                   0                   0               0.50%                7.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.25%              -13.7%
12/31/2017                     1.95                   0                   0               0.25%               19.2%
12/31/2016                     1.63                   0                   0               0.25%               12.9%
12/31/2015                     1.45                   0                   0               0.25%               -4.1%
12/31/2014                     1.51                   0                   0               0.25%                7.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.00%              -13.4%
12/31/2017                     1.98                   0                   0               0.00%               19.5%
12/31/2016                     1.66                   0                   0               0.00%               13.2%
12/31/2015                     1.46                   0                   0               0.00%               -3.8%
12/31/2014                     1.52                   0                   0               0.00%                7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.0%
    2016        0.6%
    2015        0.2%
    2014        0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PGIM JENNISON SMALL COMPANY - Z CLASS - 74441N408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,820,260  $      2,293,487           92,634
                                                      ================  ===============
Receivables: investments sold                 18,348
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,838,608
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,838,608       1,155,142  $          1.59
Band 100                                         --              --             1.62
Band 75                                          --              --             1.65
Band 50                                          --              --             1.68
Band 25                                          --              --             1.72
Band 0                                           --              --             1.75
                                    ---------------  --------------
 Total                              $     1,838,608       1,155,142
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        10,325
Mortality & expense charges                                                         (30,847)
                                                                            ----------------
Net investment income (loss)                                                        (20,522)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            161,189
Realized gain distributions                                                         288,347
Net change in unrealized appreciation (depreciation)                               (686,691)
                                                                            ----------------
Net gain (loss)                                                                    (237,155)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (257,677)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (20,522)  $        (18,416)
Net realized gain (loss)                                          161,189             31,115
Realized gain distributions                                       288,347            184,704
Net change in unrealized appreciation (depreciation)             (686,691)           153,858
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (257,677)           351,261
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          332,996            986,402
Cost of units redeemed                                         (1,059,350)          (242,896)
Account charges                                                    (2,921)            (2,653)
                                                         -----------------  -----------------
Increase (decrease)                                              (729,275)           740,853
                                                         -----------------  -----------------
Net increase (decrease)                                          (986,952)         1,092,114
Net assets, beginning                                           2,825,560          1,733,446
                                                         -----------------  -----------------
Net assets, ending                                       $      1,838,608   $      2,825,560
                                                         =================  =================

Units sold                                                        337,861            566,738
Units redeemed                                                   (704,738)          (148,361)
                                                         -----------------  -----------------
Net increase (decrease)                                          (366,877)           418,377
Units outstanding, beginning                                    1,522,019          1,103,642
                                                         -----------------  -----------------
Units outstanding, ending                                       1,155,142          1,522,019
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,557,173
Cost of units redeemed/account charges                                           (10,183,046)
Net investment income (loss)                                                         (89,470)
Net realized gain (loss)                                                            (548,172)
Realized gain distributions                                                        1,575,350
Net change in unrealized appreciation (depreciation)                                (473,227)
                                                                            -----------------
Net assets                                                                  $      1,838,608
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59               1,155  $            1,839               1.25%              -14.3%
12/31/2017                     1.86               1,522               2,826               1.25%               18.2%
12/31/2016                     1.57               1,104               1,733               1.25%               12.2%
12/31/2015                     1.40               2,549               3,570               1.25%               -4.7%
12/31/2014                     1.47               2,172               3,194               1.25%                6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               1.00%              -14.0%
12/31/2017                     1.89                   0                   0               1.00%               18.5%
12/31/2016                     1.59                   0                   0               1.00%               12.4%
12/31/2015                     1.42                   0                   0               1.00%               -4.5%
12/31/2014                     1.48                   0                   0               1.00%                7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%              -13.8%
12/31/2017                     1.92                   0                   0               0.75%               18.8%
12/31/2016                     1.61                   0                   0               0.75%               12.7%
12/31/2015                     1.43                   0                   0               0.75%               -4.3%
12/31/2014                     1.50                   0                   0               0.75%                7.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%              -13.6%
12/31/2017                     1.95                   0                   0               0.50%               19.1%
12/31/2016                     1.64                   0                   0               0.50%               13.0%
12/31/2015                     1.45                   0                   0               0.50%               -4.0%
12/31/2014                     1.51                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.25%              -13.4%
12/31/2017                     1.98                   0                   0               0.25%               19.4%
12/31/2016                     1.66                   0                   0               0.25%               13.3%
12/31/2015                     1.47                   0                   0               0.25%               -3.8%
12/31/2014                     1.52                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.00%              -13.2%
12/31/2017                     2.01                   0                   0               0.00%               19.7%
12/31/2016                     1.68                   0                   0               0.00%               13.6%
12/31/2015                     1.48                   0                   0               0.00%               -3.5%
12/31/2014                     1.54                   0                   0               0.00%                8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.3%
    2016        0.5%
    2015        0.4%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PGIM QMA MID CAP VALUE - A CLASS - 74441L105

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        336,282  $       440,949           21,017
                                                       ===============  ===============
Receivables: investments sold                   3,028
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        339,310
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       339,310         338,444  $         1.00
Band 100                                        --              --            1.01
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       339,310         338,444
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          7,525
Mortality & expense charges                                                           (4,443)
                                                                            -----------------
Net investment income (loss)                                                           3,082
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              22,027
Realized gain distributions                                                           29,369
Net change in unrealized appreciation (depreciation)                                (132,367)
                                                                            -----------------
Net gain (loss)                                                                      (80,971)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (77,889)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,082   $           (454)
Net realized gain (loss)                                           22,027             28,579
Realized gain distributions                                        29,369             16,317
Net change in unrealized appreciation (depreciation)             (132,367)            (7,091)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (77,889)            37,351
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          226,770            175,072
Cost of units redeemed                                           (165,495)          (237,145)
Account charges                                                       (18)              (197)
                                                         -----------------  -----------------
Increase (decrease)                                                61,257            (62,270)
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,632)           (24,919)
Net assets, beginning                                             355,942            380,861
                                                         -----------------  -----------------
Net assets, ending                                       $        339,310   $        355,942
                                                         =================  =================

Units sold                                                        187,648            149,166
Units redeemed                                                   (129,926)          (201,691)
                                                         -----------------  -----------------
Net increase (decrease)                                            57,722            (52,525)
Units outstanding, beginning                                      280,722            333,247
                                                         -----------------  -----------------
Units outstanding, ending                                         338,444            280,722
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        908,755
Cost of units redeemed/account charges                                              (570,140)
Net investment income (loss)                                                           2,573
Net realized gain (loss)                                                              44,292
Realized gain distributions                                                           58,497
Net change in unrealized appreciation (depreciation)                                (104,667)
                                                                            -----------------
Net assets                                                                  $        339,310
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 338  $              339               1.25%              -20.9%
12/31/2017                     1.27                 281                 356               1.25%               10.9%
12/31/2016                     1.14                 333                 381               1.25%               19.6%
12/31/2015                     0.96                 118                 113               1.25%               -7.8%
12/31/2014                     1.04                   0                   0               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%              -20.7%
12/31/2017                     1.28                   0                   0               1.00%               11.2%
12/31/2016                     1.15                   0                   0               1.00%               19.9%
12/31/2015                     0.96                   0                   0               1.00%               -7.5%
12/31/2014                     1.04                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -20.5%
12/31/2017                     1.29                   0                   0               0.75%               11.5%
12/31/2016                     1.16                   0                   0               0.75%               20.2%
12/31/2015                     0.96                   0                   0               0.75%               -7.3%
12/31/2014                     1.04                   0                   0               0.75%                3.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -20.3%
12/31/2017                     1.30                   0                   0               0.50%               11.8%
12/31/2016                     1.16                   0                   0               0.50%               20.5%
12/31/2015                     0.97                   0                   0               0.50%               -7.1%
12/31/2014                     1.04                   0                   0               0.50%                4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -20.1%
12/31/2017                     1.31                   0                   0               0.25%               12.1%
12/31/2016                     1.17                   0                   0               0.25%               20.8%
12/31/2015                     0.97                   0                   0               0.25%               -6.8%
12/31/2014                     1.04                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%              -19.9%
12/31/2017                     1.32                   0                   0               0.00%               12.3%
12/31/2016                     1.18                   0                   0               0.00%               21.1%
12/31/2015                     0.97                   0                   0               0.00%               -6.6%
12/31/2014                     1.04                   0                   0               0.00%                4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        1.3%
    2016        1.7%
    2015        2.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PGIM QMA MID CAP VALUE - Z CLASS - 74441L709

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,769,445  $      2,341,123          109,427
                                                      ================  ===============
Receivables: investments sold                 77,960
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,847,405
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,847,405       1,820,764  $          1.01
Band 100                                         --              --             1.03
Band 75                                          --              --             1.04
Band 50                                          --              --             1.05
Band 25                                          --              --             1.06
Band 0                                           --              --             1.07
                                    ---------------  --------------
 Total                              $     1,847,405       1,820,764
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         44,124
Mortality & expense charges                                                           (35,610)
                                                                             -----------------
Net investment income (loss)                                                            8,514
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,819
Realized gain distributions                                                           153,097
Net change in unrealized appreciation (depreciation)                                 (704,823)
                                                                             -----------------
Net gain (loss)                                                                      (549,907)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (541,393)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          8,514   $         10,520
Net realized gain (loss)                                            1,819            183,673
Realized gain distributions                                       153,097            135,463
Net change in unrealized appreciation (depreciation)             (704,823)           (60,670)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (541,393)           268,986
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,171,138          2,126,051
Cost of units redeemed                                         (1,858,961)        (1,561,028)
Account charges                                                    (4,285)            (7,291)
                                                         -----------------  -----------------
Increase (decrease)                                              (692,108)           557,732
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,233,501)           826,718
Net assets, beginning                                           3,080,906          2,254,188
                                                         -----------------  -----------------
Net assets, ending                                       $      1,847,405   $      3,080,906
                                                         =================  =================

Units sold                                                        941,163          1,764,148
Units redeemed                                                 (1,528,168)        (1,316,152)
                                                         -----------------  -----------------
Net increase (decrease)                                          (587,005)           447,996
Units outstanding, beginning                                    2,407,769          1,959,773
                                                         -----------------  -----------------
Units outstanding, ending                                       1,820,764          2,407,769
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      8,042,289
Cost of units redeemed/account charges                                             (6,096,672)
Net investment income (loss)                                                           40,997
Net realized gain (loss)                                                              (73,931)
Realized gain distributions                                                           506,400
Net change in unrealized appreciation (depreciation)                                 (571,678)
                                                                             -----------------
Net assets                                                                   $      1,847,405
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               1,821  $            1,847               1.25%              -20.7%
12/31/2017                     1.28               2,408               3,081               1.25%               11.2%
12/31/2016                     1.15               1,960               2,254               1.25%               19.9%
12/31/2015                     0.96               3,233               3,102               1.25%               -7.6%
12/31/2014                     1.04                   7                   7               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -20.5%
12/31/2017                     1.29                   0                   0               1.00%               11.5%
12/31/2016                     1.16                   0                   0               1.00%               20.2%
12/31/2015                     0.96                   0                   0               1.00%               -7.3%
12/31/2014                     1.04                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%              -20.3%
12/31/2017                     1.30                   0                   0               0.75%               11.8%
12/31/2016                     1.16                   0                   0               0.75%               20.5%
12/31/2015                     0.97                   0                   0               0.75%               -7.1%
12/31/2014                     1.04                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%              -20.1%
12/31/2017                     1.31                   0                   0               0.50%               12.1%
12/31/2016                     1.17                   0                   0               0.50%               20.8%
12/31/2015                     0.97                   0                   0               0.50%               -6.9%
12/31/2014                     1.04                   0                   0               0.50%                4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%              -19.9%
12/31/2017                     1.33                   0                   0               0.25%               12.4%
12/31/2016                     1.18                   0                   0               0.25%               21.1%
12/31/2015                     0.97                   0                   0               0.25%               -6.6%
12/31/2014                     1.04                   0                   0               0.25%                4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%              -19.7%
12/31/2017                     1.34                   0                   0               0.00%               12.6%
12/31/2016                     1.19                   0                   0               0.00%               21.4%
12/31/2015                     0.98                   0                   0               0.00%               -6.4%
12/31/2014                     1.04                   0                   0               0.00%                4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.7%
    2016        1.1%
    2015        2.6%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PGIM TOTAL RETURN BOND - A CLASS - 74440B108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     8,503,418   $     8,752,253          607,491
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,810)
                                     ----------------
Net assets                           $     8,499,608
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,371,276       5,695,681  $          1.29
Band 100                                  1,111,792         840,779             1.32
Band 75                                          --              --             1.35
Band 50                                          --              --             1.38
Band 25                                          --              --             1.41
Band 0                                       16,540          11,478             1.44
                                    ---------------  --------------
 Total                              $     8,499,608       6,547,938
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        345,568
Mortality & expense charges                                                         (116,864)
                                                                            -----------------
Net investment income (loss)                                                         228,704
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (108,146)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (379,552)
                                                                            -----------------
Net gain (loss)                                                                     (487,698)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (258,994)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        228,704   $        172,002
Net realized gain (loss)                                         (108,146)            (8,033)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (379,552)           415,420
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (258,994)           579,389
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,731,608          2,985,690
Cost of units redeemed                                         (5,207,420)        (4,474,223)
Account charges                                                    (6,759)            (9,856)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,482,571)        (1,498,389)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,741,565)          (919,000)
Net assets, beginning                                          11,241,173         12,160,173
                                                         -----------------  -----------------
Net assets, ending                                       $      8,499,608   $     11,241,173
                                                         =================  =================

Units sold                                                      2,131,541          2,365,717
Units redeemed                                                 (4,052,531)        (3,511,894)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,920,990)        (1,146,177)
Units outstanding, beginning                                    8,468,928          9,615,105
                                                         -----------------  -----------------
Units outstanding, ending                                       6,547,938          8,468,928
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     31,461,319
Cost of units redeemed/account charges                                           (23,715,469)
Net investment income (loss)                                                         934,392
Net realized gain (loss)                                                            (129,493)
Realized gain distributions                                                          197,694
Net change in unrealized appreciation (depreciation)                                (248,835)
                                                                            -----------------
Net assets                                                                  $      8,499,608
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29               5,696  $            7,371               1.25%               -2.2%
12/31/2017                     1.32               7,304               9,667               1.25%                5.0%
12/31/2016                     1.26               8,134              10,251               1.25%                3.2%
12/31/2015                     1.22               6,928               8,457               1.25%               -1.5%
12/31/2014                     1.24               4,624               5,732               1.25%                5.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                 841  $            1,112               1.00%               -2.0%
12/31/2017                     1.35               1,133               1,529               1.00%                5.3%
12/31/2016                     1.28               1,343               1,720               1.00%                3.5%
12/31/2015                     1.24               1,267               1,568               1.00%               -1.3%
12/31/2014                     1.25               1,110               1,392               1.00%                5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%               -1.7%
12/31/2017                     1.37                   0                   0               0.75%                5.5%
12/31/2016                     1.30                   0                   0               0.75%                3.8%
12/31/2015                     1.26                   0                   0               0.75%               -1.0%
12/31/2014                     1.27                   0                   0               0.75%                6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.50%               -1.5%
12/31/2017                     1.40                   0                   0               0.50%                5.8%
12/31/2016                     1.32                   0                   0               0.50%                4.0%
12/31/2015                     1.27                   0                   0               0.50%               -0.8%
12/31/2014                     1.28                   0                   0               0.50%                6.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%               -1.2%
12/31/2017                     1.43                   0                   0               0.25%                6.1%
12/31/2016                     1.35                   0                   0               0.25%                4.3%
12/31/2015                     1.29                   0                   0               0.25%               -0.5%
12/31/2014                     1.30                   0                   0               0.25%                6.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                  11  $               17               0.00%               -1.0%
12/31/2017                     1.46                  31                  45               0.00%                6.3%
12/31/2016                     1.37                 138                 189               0.00%                4.5%
12/31/2015                     1.31                 333                 436               0.00%               -0.3%
12/31/2014                     1.31                 219                 288               0.00%                6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        2.7%
    2016        2.6%
    2015        2.9%
    2014        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PGIM TOTAL RETURN BOND - Z CLASS - 74440B405

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   35,185,153   $    36,272,639        2,522,084
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (660,336)
                                     ---------------
Net assets                           $   34,524,817
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   34,495,775      26,088,555  $          1.32
Band 100                                        --              --             1.35
Band 75                                         --              --             1.38
Band 50                                         --              --             1.41
Band 25                                         --              --             1.44
Band 0                                      29,042          19,727             1.47
                                    --------------  --------------
 Total                              $   34,524,817      26,108,282
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,508,987
Mortality & expense charges                                                         (487,322)
                                                                            -----------------
Net investment income (loss)                                                       1,021,665
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (235,576)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                              (1,722,534)
                                                                            -----------------
Net gain (loss)                                                                   (1,958,110)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (936,445)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      1,021,665   $        704,234
Net realized gain (loss)                                         (235,576)           (45,722)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,722,534)         1,462,781
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (936,445)         2,121,293
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,725,699         17,735,383
Cost of units redeemed                                        (19,693,813)       (10,427,643)
Account charges                                                   (87,724)          (125,546)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,055,838)         7,182,194
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,992,283)         9,303,487
Net assets, beginning                                          46,517,100         37,213,613
                                                         -----------------  -----------------
Net assets, ending                                       $     34,524,817   $     46,517,100
                                                         =================  =================

Units sold                                                      7,223,509         16,095,484
Units redeemed                                                (15,601,326)       (10,626,556)
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,377,817)         5,468,928
Units outstanding, beginning                                   34,486,099         29,017,171
                                                         -----------------  -----------------
Units outstanding, ending                                      26,108,282         34,486,099
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     88,898,954
Cost of units redeemed/account charges                                           (56,413,163)
Net investment income (loss)                                                       2,907,021
Net realized gain (loss)                                                            (270,239)
Realized gain distributions                                                          489,730
Net change in unrealized appreciation (depreciation)                              (1,087,486)
                                                                            -----------------
Net assets                                                                  $     34,524,817
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32              26,089  $           34,496               1.25%               -2.0%
12/31/2017                     1.35              34,471              46,494               1.25%                5.3%
12/31/2016                     1.28              28,581              36,607               1.25%                3.5%
12/31/2015                     1.24              20,211              25,004               1.25%               -1.3%
12/31/2014                     1.25              12,454              15,607               1.25%                5.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.00%               -1.7%
12/31/2017                     1.37                   0                   0               1.00%                5.6%
12/31/2016                     1.30                   0                   0               1.00%                3.8%
12/31/2015                     1.25                   0                   0               1.00%               -1.0%
12/31/2014                     1.27                   0                   0               1.00%                6.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.75%               -1.5%
12/31/2017                     1.40                   0                   0               0.75%                5.8%
12/31/2016                     1.32                   0                   0               0.75%                4.0%
12/31/2015                     1.27                   0                   0               0.75%               -0.8%
12/31/2014                     1.28                   0                   0               0.75%                6.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.50%               -1.2%
12/31/2017                     1.43                   0                   0               0.50%                6.1%
12/31/2016                     1.35                   0                   0               0.50%                4.3%
12/31/2015                     1.29                   0                   0               0.50%               -0.5%
12/31/2014                     1.30                   0                   0               0.50%                6.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.25%               -1.0%
12/31/2017                     1.46                   0                   0               0.25%                6.4%
12/31/2016                     1.37                   0                   0               0.25%                4.6%
12/31/2015                     1.31                   0                   0               0.25%               -0.3%
12/31/2014                     1.31                   0                   0               0.25%                6.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                  20  $               29               0.00%               -0.7%
12/31/2017                     1.48                  15                  23               0.00%                6.6%
12/31/2016                     1.39                 436                 607               0.00%                4.8%
12/31/2015                     1.33                 343                 455               0.00%                0.0%
12/31/2014                     1.33                 307                 407               0.00%                7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.7%
    2017        2.9%
    2016        2.9%
    2015        3.1%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PGIM GLOBAL REAL ESTATE FUND - R6 CLASS - 744336876

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,718,774   $     2,888,910          123,356
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,919)
                                     ----------------
Net assets                           $     2,713,855
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $       931,949         893,242  $          1.04
Band 100                                         --              --             1.05
Band 75                                          --              --             1.05
Band 50                                          --              --             1.06
Band 25                                          --              --             1.07
Band 0                                    1,781,906       1,664,452             1.07
                                    ---------------  --------------
 Total                              $     2,713,855       2,557,694
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         76,017
Mortality & expense charges                                                            (4,517)
                                                                             -----------------
Net investment income (loss)                                                           71,500
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,263
Realized gain distributions                                                            45,670
Net change in unrealized appreciation (depreciation)                                 (235,595)
                                                                             -----------------
Net gain (loss)                                                                      (183,662)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (112,162)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         71,500   $         59,586
Net realized gain (loss)                                            6,263              4,032
Realized gain distributions                                        45,670             32,004
Net change in unrealized appreciation (depreciation)             (235,595)            65,459
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (112,162)           161,081
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,140,110          1,937,723
Cost of units redeemed                                           (289,316)          (118,058)
Account charges                                                    (3,941)            (1,582)
                                                         -----------------  -----------------
Increase (decrease)                                               846,853          1,818,083
                                                         -----------------  -----------------
Net increase (decrease)                                           734,691          1,979,164
Net assets, beginning                                           1,979,164                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,713,855   $      1,979,164
                                                         =================  =================

Units sold                                                      1,129,359          1,876,456
Units redeemed                                                   (336,728)          (111,393)
                                                         -----------------  -----------------
Net increase (decrease)                                           792,631          1,765,063
Units outstanding, beginning                                    1,765,063                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,557,694          1,765,063
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,077,833
Cost of units redeemed/account charges                                              (412,897)
Net investment income (loss)                                                         131,086
Net realized gain (loss)                                                              10,295
Realized gain distributions                                                           77,674
Net change in unrealized appreciation (depreciation)                                (170,136)
                                                                            -----------------
Net assets                                                                  $      2,713,855
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                 893  $              932               1.25%               -5.8%
12/31/2017                     1.11                  64                  71               1.25%               10.2%
12/31/2016                     1.00                   0                   0               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -5.5%
12/31/2017                     1.11                   0                   0               1.00%               10.5%
12/31/2016                     1.00                   0                   0               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -5.3%
12/31/2017                     1.11                   0                   0               0.75%               10.8%
12/31/2016                     1.00                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -5.0%
12/31/2017                     1.12                   0                   0               0.50%               11.0%
12/31/2016                     1.00                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -4.8%
12/31/2017                     1.12                   0                   0               0.25%               11.3%
12/31/2016                     1.01                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,664  $            1,782               0.00%               -4.6%
12/31/2017                     1.12               1,701               1,908               0.00%               11.6%
12/31/2016                     1.01                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        6.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  PGIM HIGH YIELD FUND - R6 CLASS - 74440Y884

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,633,112   $     4,844,457          900,838
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,722)
                                     ----------------
Net assets                           $     4,627,390
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,580,257       4,372,853  $          1.05
Band 100                                         --              --             1.05
Band 75                                      47,133          44,537             1.06
Band 50                                          --              --             1.06
Band 25                                          --              --             1.07
Band 0                                           --              --             1.07
                                    ---------------  --------------
 Total                              $     4,627,390       4,417,390
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        116,469
Mortality & expense charges                                                           (22,737)
                                                                             -----------------
Net investment income (loss)                                                           93,732
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (20,662)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (205,524)
                                                                             -----------------
Net gain (loss)                                                                      (226,186)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (132,454)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         93,732   $         37,511
Net realized gain (loss)                                          (20,662)             6,882
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (205,524)            (5,821)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (132,454)            38,572
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,722,961          1,586,045
Cost of units redeemed                                           (682,484)          (903,260)
Account charges                                                    (1,930)               (60)
                                                         -----------------  -----------------
Increase (decrease)                                             4,038,547            682,725
                                                         -----------------  -----------------
Net increase (decrease)                                         3,906,093            721,297
Net assets, beginning                                             721,297                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,627,390   $        721,297
                                                         =================  =================

Units sold                                                      4,430,385          1,518,211
Units redeemed                                                   (684,958)          (846,248)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,745,427            671,963
Units outstanding, beginning                                      671,963                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,417,390            671,963
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      6,309,006
Cost of units redeemed/account charges                                             (1,587,734)
Net investment income (loss)                                                          131,243
Net realized gain (loss)                                                              (13,780)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (211,345)
                                                                             -----------------
Net assets                                                                   $      4,627,390
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               4,373  $            4,580               1.25%               -2.4%
12/31/2017                     1.07                 672                 721               1.25%                6.4%
12/31/2016                     1.01                   0                   0               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -2.2%
12/31/2017                     1.08                   0                   0               1.00%                6.7%
12/31/2016                     1.01                   0                   0               1.00%                0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                  45  $               47               0.75%               -1.9%
12/31/2017                     1.08                   0                   0               0.75%                6.9%
12/31/2016                     1.01                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -1.7%
12/31/2017                     1.08                   0                   0               0.50%                7.2%
12/31/2016                     1.01                   0                   0               0.50%                0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -1.4%
12/31/2017                     1.08                   0                   0               0.25%                7.5%
12/31/2016                     1.01                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -1.2%
12/31/2017                     1.09                   0                   0               0.00%                7.7%
12/31/2016                     1.01                   0                   0               0.00%                1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.4%
    2017       13.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     PGIM JENNISON HEALTH SCIENCES FUND - R6 CLASS - 74441P775 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.23
Band 100                                        --              --            1.24
Band 75                                         --              --            1.24
Band 50                                         --              --            1.25
Band 25                                         --              --            1.26
Band 0                                          --              --            1.26
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               1.25%               -4.6%
12/31/2017                     1.29                   0                   0               1.25%               29.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%               -4.3%
12/31/2017                     1.29                   0                   0               1.00%               30.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -4.1%
12/31/2017                     1.30                   0                   0               0.75%               30.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -3.8%
12/31/2017                     1.30                   0                   0               0.50%               30.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%               -3.6%
12/31/2017                     1.30                   0                   0               0.25%               31.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.00%               -3.4%
12/31/2017                     1.31                   0                   0               0.00%               31.5%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON MID CAP GROWTH FUND - R6 CLASS - 74441C881

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       870,848   $     1,217,015           33,911
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,665)
                                     ----------------
Net assets                           $       869,183
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       731,596         677,030  $         1.08
Band 100                                        --              --            1.09
Band 75                                    137,587         126,019            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       869,183         803,049
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                            (11,970)
                                                                              -----------------
Net investment income (loss)                                                           (11,970)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,006)
Realized gain distributions                                                            251,684
Net change in unrealized appreciation (depreciation)                                  (331,715)
                                                                              -----------------
Net gain (loss)                                                                        (82,037)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (94,007)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (11,970)  $         (1,253)
Net realized gain (loss)                                           (2,006)               302
Realized gain distributions                                       251,684             29,175
Net change in unrealized appreciation (depreciation)             (331,715)           (14,452)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (94,007)            13,772
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          726,156            784,679
Cost of units redeemed                                           (540,749)           (20,502)
Account charges                                                      (148)               (18)
                                                         -----------------  -----------------
Increase (decrease)                                               185,259            764,159
                                                         -----------------  -----------------
Net increase (decrease)                                            91,252            777,931
Net assets, beginning                                             777,931                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        869,183   $        777,931
                                                         =================  =================

Units sold                                                        720,605            672,195
Units redeemed                                                   (571,467)           (18,284)
                                                         -----------------  -----------------
Net increase (decrease)                                           149,138            653,911
Units outstanding, beginning                                      653,911                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         803,049            653,911
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,510,835
Cost of units redeemed/account charges                                                (561,417)
Net investment income (loss)                                                           (13,223)
Net realized gain (loss)                                                                (1,704)
Realized gain distributions                                                            280,859
Net change in unrealized appreciation (depreciation)                                  (346,167)
                                                                              -----------------
Net assets                                                                    $        869,183
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 677  $              732               1.25%               -9.2%
12/31/2017                     1.19                 654                 778               1.25%               21.4%
12/31/2016                     0.98                   0                   0               1.25%               -2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.9%
12/31/2017                     1.19                   0                   0               1.00%               21.7%
12/31/2016                     0.98                   0                   0               1.00%               -2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                 126  $              138               0.75%               -8.7%
12/31/2017                     1.20                   0                   0               0.75%               22.0%
12/31/2016                     0.98                   0                   0               0.75%               -1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.5%
12/31/2017                     1.20                   0                   0               0.50%               22.3%
12/31/2016                     0.98                   0                   0               0.50%               -1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -8.2%
12/31/2017                     1.20                   0                   0               0.25%               22.6%
12/31/2016                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -8.0%
12/31/2017                     1.21                   0                   0               0.00%               22.9%
12/31/2016                     0.98                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PGIM JENNISON NATURAL RESOURCES FUND - R6 CLASS - 74441K602

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        378,152  $       500,749           13,008
                                                       ===============  ===============
Receivables: investments sold                   2,921
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        381,073
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       381,073         530,224  $         0.72
Band 100                                        --              --            0.72
Band 75                                         --              --            0.73
Band 50                                         --              --            0.73
Band 25                                         --              --            0.73
Band 0                                          --              --            0.74
                                   ---------------  --------------
 Total                             $       381,073         530,224
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           7,936
Mortality & expense charges                                                              (5,725)
                                                                               -----------------
Net investment income (loss)                                                              2,211
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      5
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                   (150,683)
                                                                               -----------------
Net gain (loss)                                                                        (150,678)
                                                                               -----------------

Increase (decrease) in net assets from operations                             $        (148,467)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $          2,211   $            (872)
Net realized gain (loss)                                                  5                 (10)
Realized gain distributions                                              --                  --
Net change in unrealized appreciation (depreciation)               (150,683)             28,086
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                  (148,467)             27,204
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            190,268             421,003
Cost of units redeemed                                              (83,626)            (24,826)
Account charges                                                        (422)                (61)
                                                           -----------------  ------------------
Increase (decrease)                                                 106,220             396,116
                                                           -----------------  ------------------
Net increase (decrease)                                             (42,247)            423,320
Net assets, beginning                                               423,320                  --
                                                           -----------------  ------------------
Net assets, ending                                         $        381,073   $         423,320
                                                           =================  ==================

Units sold                                                          194,581             447,053
Units redeemed                                                      (86,066)            (25,344)
                                                           -----------------  ------------------
Net increase (decrease)                                             108,515             421,709
Units outstanding, beginning                                        421,709                  --
                                                           -----------------  ------------------
Units outstanding, ending                                           530,224             421,709
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         611,271
Cost of units redeemed/account charges                                                  (108,935)
Net investment income (loss)                                                               1,339
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                    (122,597)
                                                                               ------------------
Net assets                                                                     $         381,073
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.72                 530  $              381               1.25%              -28.4%
12/31/2017                     1.00                 422                 423               1.25%                4.1%
12/31/2016                     0.96                   0                   0               1.25%               -3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.72                   0  $                0               1.00%              -28.2%
12/31/2017                     1.01                   0                   0               1.00%                4.4%
12/31/2016                     0.96                   0                   0               1.00%               -3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.73                   0  $                0               0.75%              -28.0%
12/31/2017                     1.01                   0                   0               0.75%                4.7%
12/31/2016                     0.96                   0                   0               0.75%               -3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.73                   0  $                0               0.50%              -27.9%
12/31/2017                     1.01                   0                   0               0.50%                4.9%
12/31/2016                     0.96                   0                   0               0.50%               -3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.73                   0  $                0               0.25%              -27.7%
12/31/2017                     1.01                   0                   0               0.25%                5.2%
12/31/2016                     0.96                   0                   0               0.25%               -3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.74                   0  $                0               0.00%              -27.5%
12/31/2017                     1.02                   0                   0               0.00%                5.4%
12/31/2016                     0.96                   0                   0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PGIM TOTAL RETURN BOND FUND - R6 CLASS - 74440B884

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   21,019,700   $    21,298,849        1,505,043
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (180,209)
                                     ---------------
Net assets                           $   20,839,491
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   19,624,148      18,901,742  $          1.04
Band 100                                        --              --             1.04
Band 75                                         --              --             1.05
Band 50                                         --              --             1.05
Band 25                                         --              --             1.06
Band 0                                   1,215,343       1,140,807             1.07
                                    --------------  --------------
 Total                              $   20,839,491      20,042,549
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        461,560
Mortality & expense charges                                                          (106,792)
                                                                             -----------------
Net investment income (loss)                                                          354,768
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (46,857)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (313,055)
                                                                             -----------------
Net gain (loss)                                                                      (359,912)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (5,144)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        354,768   $         55,582
Net realized gain (loss)                                          (46,857)             9,133
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (313,055)            33,906
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,144)            98,621
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       17,994,245          6,692,590
Cost of units redeemed                                         (3,139,459)          (780,506)
Account charges                                                   (18,123)            (2,733)
                                                         -----------------  -----------------
Increase (decrease)                                            14,836,663          5,909,351
                                                         -----------------  -----------------
Net increase (decrease)                                        14,831,519          6,007,972
Net assets, beginning                                           6,007,972                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     20,839,491   $      6,007,972
                                                         =================  =================

Units sold                                                     17,936,447          6,445,475
Units redeemed                                                 (3,560,875)          (778,498)
                                                         -----------------  -----------------
Net increase (decrease)                                        14,375,572          5,666,977
Units outstanding, beginning                                    5,666,977                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      20,042,549          5,666,977
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     24,686,835
Cost of units redeemed/account charges                                             (3,940,821)
Net investment income (loss)                                                          410,350
Net realized gain (loss)                                                              (37,724)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (279,149)
                                                                             -----------------
Net assets                                                                   $     20,839,491
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04              18,902  $           19,624               1.25%               -1.9%
12/31/2017                     1.06               4,794               5,072               1.25%                5.4%
12/31/2016                     1.00                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -1.6%
12/31/2017                     1.06                   0                   0               1.00%                5.7%
12/31/2016                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -1.4%
12/31/2017                     1.06                   0                   0               0.75%                5.9%
12/31/2016                     1.00                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -1.1%
12/31/2017                     1.07                   0                   0               0.50%                6.2%
12/31/2016                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -0.9%
12/31/2017                     1.07                   0                   0               0.25%                6.5%
12/31/2016                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,141  $            1,215               0.00%               -0.6%
12/31/2017                     1.07                 873                 936               0.00%                6.7%
12/31/2016                     1.00                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PGIM JENNISON FOCUSED GROWTH FUND - R6 CLASS - 74440K751 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.25%                1.3%
12/31/2017                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%                1.6%
12/31/2017                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%                1.8%
12/31/2017                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                2.1%
12/31/2017                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                2.3%
12/31/2017                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                2.6%
12/31/2017                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM JENNISON SMALL COMPANY FUND - R6 CLASS - 74441N887

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,569  $         1,961               81
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,569
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,569            1,740  $         0.90
Band 100                                         --               --            0.91
Band 75                                          --               --            0.91
Band 50                                          --               --            0.91
Band 25                                          --               --            0.91
Band 0                                           --               --            0.91
                                    ---------------  ---------------
 Total                              $         1,569            1,740
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            11
Mortality & expense charges                                                              (2)
                                                                            ----------------
Net investment income (loss)                                                              9
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             248
Net change in unrealized appreciation (depreciation)                                   (392)
                                                                            ----------------
Net gain (loss)                                                                        (144)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $          (135)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              9   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           248                 --
Net change in unrealized appreciation (depreciation)                 (392)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (135)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            3,372                 --
Cost of units redeemed                                             (1,668)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 1,704                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,569                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,569   $             --
                                                         =================  ================

Units sold                                                          3,417                 --
Units redeemed                                                     (1,677)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,740                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,740                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         3,372
Cost of units redeemed/account charges                                               (1,668)
Net investment income (loss)                                                              9
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             248
Net change in unrealized appreciation (depreciation)                                   (392)
                                                                            ----------------
Net assets                                                                  $         1,569
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   2  $                2               1.25%              -14.2%
12/31/2017                     1.05                   0                   0               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%              -13.1%
12/31/2017                     1.05                   0                   0               1.00%                5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -13.7%
12/31/2017                     1.05                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -13.5%
12/31/2017                     1.05                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -13.3%
12/31/2017                     1.05                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%              -13.1%
12/31/2017                     1.05                   0                   0               0.00%                5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               PGIM QMA MID CAP VALUE FUND - R6 CLASS - 74441L824

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         95,010  $       116,682            5,893
                                                       ===============  ===============
Receivables: investments sold                      26
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         95,036
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $        95,036         108,117  $         0.88
Band 100                                        --              --            0.88
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $        95,036         108,117
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,593
Mortality & expense charges                                                               (139)
                                                                              -----------------
Net investment income (loss)                                                             2,454
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (331)
Realized gain distributions                                                              8,328
Net change in unrealized appreciation (depreciation)                                   (21,672)
                                                                              -----------------
Net gain (loss)                                                                        (13,675)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (11,221)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,454   $             --
Net realized gain (loss)                                             (331)                --
Realized gain distributions                                         8,328                 --
Net change in unrealized appreciation (depreciation)              (21,672)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (11,221)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          214,336                 --
Cost of units redeemed                                           (108,079)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               106,257                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            95,036                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         95,036   $             --
                                                         =================  ================

Units sold                                                        217,147                 --
Units redeemed                                                   (109,030)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           108,117                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         108,117                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        214,336
Cost of units redeemed/account charges                                                (108,079)
Net investment income (loss)                                                             2,454
Net realized gain (loss)                                                                  (331)
Realized gain distributions                                                              8,328
Net change in unrealized appreciation (depreciation)                                   (21,672)
                                                                              -----------------
Net assets                                                                    $         95,036
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                 108  $               95               1.25%              -20.6%
12/31/2017                     1.11                   0                   0               1.25%               10.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               1.00%              -20.4%
12/31/2017                     1.11                   0                   0               1.00%               10.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.75%              -20.2%
12/31/2017                     1.11                   0                   0               0.75%               10.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.50%              -20.0%
12/31/2017                     1.11                   0                   0               0.50%               11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -19.8%
12/31/2017                     1.11                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -19.6%
12/31/2017                     1.11                   0                   0               0.00%               11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.5%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        PGIM QMA SMALL-CAP VALUE FUND - R6 CLASS - 875921777 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.84
Band 100                                        --              --            0.85
Band 75                                         --              --            0.84
Band 50                                         --              --            0.84
Band 25                                         --              --            0.85
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               1.25%              -19.8%
12/31/2017                     1.04                   0                   0               1.25%                4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               1.00%              -18.8%
12/31/2017                     1.04                   0                   0               1.00%                4.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.75%              -19.4%
12/31/2017                     1.04                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.50%              -19.2%
12/31/2017                     1.04                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.25%              -19.0%
12/31/2017                     1.04                   0                   0               0.25%                4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -18.8%
12/31/2017                     1.04                   0                   0               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   PGIM JENNISON MID-CAP GROWTH FUND, INC R2 CLASS - 74441C865 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.87
Band 25                                         --              --            0.87
Band 0                                          --              --            0.87
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   PGIM JENNISON MID-CAP GROWTH FUND, INC R4 CLASS - 74441C857 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.87
Band 50                                         --              --            0.87
Band 25                                         --              --            0.87
Band 0                                          --              --            0.87
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM HIGH-YIELD FUND R2 CLASS - 74442J604 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PGIM HIGH-YIELD FUND R4 CLASS - 74442J703 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PGIM TOTAL RETURN BOND FUND R2 CLASS - 74440B819

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        164,495  $       163,785           11,777
                                                       ===============  ===============
Receivables: investments sold                   1,077
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        165,572
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       165,572         164,204  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       165,572         164,204
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $          1,979
Mortality & expense charges                                                            (373)
                                                                           -----------------
Net investment income (loss)                                                          1,606
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    710
                                                                           -----------------
Net gain (loss)                                                                         710
                                                                           -----------------

Increase (decrease) in net assets from operations                          $          2,316
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,606   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  710                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                   2,316                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                          163,256                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                               163,256                 --
                                                         ----------------   ----------------
Net increase (decrease)                                           165,572                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $        165,572   $             --
                                                         ================   ================

Units sold                                                        164,204                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                           164,204                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                         164,204                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $        163,256
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                          1,606
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    710
                                                                           ----------------
Net assets                                                                 $        165,572
                                                                           ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 164  $              166               0.00%                0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        PGIM TOTAL RETURN BOND FUND R4 CLASS - 74440B793 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        PGIM GLOBAL REAL ESTATE FUND R2 CLASS - 744336678 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              PGIM GLOBAL REAL ESTATE FUND R4 CLASS - 744336660

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      310,296   $       322,496           14,078
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (150)
                                     ---------------
Net assets                           $      310,146
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       310,146         326,666  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $       310,146         326,666
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          5,126
Mortality & expense charges                                                               (783)
                                                                              -----------------
Net investment income (loss)                                                             4,343
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    34
Realized gain distributions                                                              5,192
Net change in unrealized appreciation (depreciation)                                   (12,200)
                                                                              -----------------
Net gain (loss)                                                                         (6,974)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,631)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,343   $             --
Net realized gain (loss)                                               34                 --
Realized gain distributions                                         5,192                 --
Net change in unrealized appreciation (depreciation)              (12,200)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,631)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          313,640                 --
Cost of units redeemed                                               (863)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               312,777                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           310,146                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        310,146   $             --
                                                         =================  ================

Units sold                                                        327,547                 --
Units redeemed                                                       (881)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           326,666                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         326,666                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        313,640
Cost of units redeemed/account charges                                                    (863)
Net investment income (loss)                                                             4,343
Net realized gain (loss)                                                                    34
Realized gain distributions                                                              5,192
Net change in unrealized appreciation (depreciation)                                   (12,200)
                                                                              -----------------
Net assets                                                                    $        310,146
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                 327  $              310               0.00%               -5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PGIM JENNISON SMALL COMPANY FUND R2 CLASS - 74441N861 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.79
Band 100                                        --              --            0.79
Band 75                                         --              --            0.79
Band 50                                         --              --            0.79
Band 25                                         --              --            0.79
Band 0                                          --              --            0.79
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        PGIM QMA MID-CAP VALUE FUND R2 CLASS - 74441L758 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.81
Band 100                                        --              --            0.81
Band 75                                         --              --            0.81
Band 50                                         --              --            0.81
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        PGIM QMA MID-CAP VALUE FUND R4 CLASS - 74441L741 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.81
Band 100                                        --              --            0.81
Band 75                                         --              --            0.81
Band 50                                         --              --            0.81
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PGIM JENNISON SMALL COMPANY FUND R4 CLASS - 74441N853 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.79
Band 100                                        --              --            0.79
Band 75                                         --              --            0.79
Band 50                                         --              --            0.79
Band 25                                         --              --            0.79
Band 0                                          --              --            0.79
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -21.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79                   0  $                0               0.00%              -20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       PUTNAM DIVERSIFIED INCOME TRUST Y CLASS - 746704501 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.06
Band 100                                        --              --            1.07
Band 75                                         --              --            1.08
Band 50                                         --              --            1.09
Band 25                                         --              --            1.10
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.25%               -2.2%
12/31/2017                     1.08                   0                   0               1.25%                5.4%
12/31/2016                     1.03                   0                   0               1.25%                4.1%
12/31/2015                     0.99                   0                   0               1.25%               -1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -2.0%
12/31/2017                     1.09                   0                   0               1.00%                5.6%
12/31/2016                     1.03                   0                   0               1.00%                4.3%
12/31/2015                     0.99                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -1.8%
12/31/2017                     1.10                   0                   0               0.75%                5.9%
12/31/2016                     1.04                   0                   0               0.75%                4.6%
12/31/2015                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -1.5%
12/31/2017                     1.11                   0                   0               0.50%                6.2%
12/31/2016                     1.04                   0                   0               0.50%                4.8%
12/31/2015                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -1.3%
12/31/2017                     1.11                   0                   0               0.25%                6.4%
12/31/2016                     1.05                   0                   0               0.25%                5.1%
12/31/2015                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -1.0%
12/31/2017                     1.12                   0                   0               0.00%                6.7%
12/31/2016                     1.05                   0                   0               0.00%                5.4%
12/31/2015                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PUTNAM GROWTH OPPORTUNITIES FUND Y CLASS - 746802586 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.44
Band 100                                        --              --            1.45
Band 75                                         --              --            1.46
Band 50                                         --              --            1.48
Band 25                                         --              --            1.49
Band 0                                          --              --            1.51
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               1.25%                1.3%
12/31/2017                     1.42                   0                   0               1.25%               29.7%
12/31/2016                     1.09                   0                   0               1.25%                5.3%
12/31/2015                     1.04                   0                   0               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               1.00%                1.5%
12/31/2017                     1.43                   0                   0               1.00%               30.0%
12/31/2016                     1.10                   0                   0               1.00%                5.6%
12/31/2015                     1.04                   0                   0               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.75%                1.8%
12/31/2017                     1.44                   0                   0               0.75%               30.3%
12/31/2016                     1.10                   0                   0               0.75%                5.8%
12/31/2015                     1.04                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.50%                2.0%
12/31/2017                     1.45                   0                   0               0.50%               30.6%
12/31/2016                     1.11                   0                   0               0.50%                6.1%
12/31/2015                     1.05                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.25%                2.3%
12/31/2017                     1.46                   0                   0               0.25%               31.0%
12/31/2016                     1.11                   0                   0               0.25%                6.4%
12/31/2015                     1.05                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.00%                2.5%
12/31/2017                     1.47                   0                   0               0.00%               31.3%
12/31/2016                     1.12                   0                   0               0.00%                6.6%
12/31/2015                     1.05                   0                   0               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       PUTNAM DIVERSIFIED INCOME TRUST A CLASS - 746704105 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.05
Band 100                                        --              --            1.06
Band 75                                         --              --            1.07
Band 50                                         --              --            1.08
Band 25                                         --              --            1.09
Band 0                                          --              --            1.10
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.25%               -2.6%
12/31/2017                     1.08                   0                   0               1.25%                5.2%
12/31/2016                     1.02                   0                   0               1.25%                3.8%
12/31/2015                     0.99                   0                   0               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -2.4%
12/31/2017                     1.08                   0                   0               1.00%                5.5%
12/31/2016                     1.03                   0                   0               1.00%                4.1%
12/31/2015                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -2.1%
12/31/2017                     1.09                   0                   0               0.75%                5.7%
12/31/2016                     1.03                   0                   0               0.75%                4.3%
12/31/2015                     0.99                   0                   0               0.75%               -1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -1.9%
12/31/2017                     1.10                   0                   0               0.50%                6.0%
12/31/2016                     1.04                   0                   0               0.50%                4.6%
12/31/2015                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -1.6%
12/31/2017                     1.11                   0                   0               0.25%                6.3%
12/31/2016                     1.04                   0                   0               0.25%                4.8%
12/31/2015                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -1.4%
12/31/2017                     1.12                   0                   0               0.00%                6.5%
12/31/2016                     1.05                   0                   0               0.00%                5.1%
12/31/2015                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PUTNAM GROWTH OPPORTUNITIES FUND A CLASS - 746802800

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         3,373   $         3,259              113
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $         3,369
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,369            2,371  $         1.42
Band 100                                         --               --            1.43
Band 75                                          --               --            1.45
Band 50                                          --               --            1.46
Band 25                                          --               --            1.48
Band 0                                           --               --            1.49
                                    ---------------  ---------------
 Total                              $         3,369            2,371
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             --
Mortality & expense charges                                                                (39)
                                                                              -----------------
Net investment income (loss)                                                               (39)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    30
Realized gain distributions                                                                242
Net change in unrealized appreciation (depreciation)                                      (281)
                                                                              -----------------
Net gain (loss)                                                                             (9)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            (48)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (39)  $            (15)
Net realized gain (loss)                                                30                  4
Realized gain distributions                                            242                 36
Net change in unrealized appreciation (depreciation)                  (281)               365
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      (48)               390
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             1,229                981
Cost of units redeemed                                                  --                 --
Account charges                                                        (92)                (9)
                                                          -----------------  -----------------
Increase (decrease)                                                  1,137                972
                                                          -----------------  -----------------
Net increase (decrease)                                              1,089              1,362
Net assets, beginning                                                2,280                918
                                                          -----------------  -----------------
Net assets, ending                                        $          3,369   $          2,280
                                                          =================  =================

Units sold                                                             809                783
Units redeemed                                                         (59)                (6)
                                                          -----------------  -----------------
Net increase (decrease)                                                750                777
Units outstanding, beginning                                         1,621                844
                                                          -----------------  -----------------
Units outstanding, ending                                            2,371              1,621
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          3,103
Cost of units redeemed/account charges                                                    (103)
Net investment income (loss)                                                               (57)
Net realized gain (loss)                                                                    34
Realized gain distributions                                                                278
Net change in unrealized appreciation (depreciation)                                       114
                                                                              -----------------
Net assets                                                                    $          3,369
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   2  $                3               1.25%                1.0%
12/31/2017                     1.41                   2                   2               1.25%               29.3%
12/31/2016                     1.09                   1                   1               1.25%                5.0%
12/31/2015                     1.04                   0                   0               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.00%                1.2%
12/31/2017                     1.42                   0                   0               1.00%               29.7%
12/31/2016                     1.09                   0                   0               1.00%                5.3%
12/31/2015                     1.04                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.75%                1.5%
12/31/2017                     1.43                   0                   0               0.75%               30.0%
12/31/2016                     1.10                   0                   0               0.75%                5.5%
12/31/2015                     1.04                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.50%                1.7%
12/31/2017                     1.44                   0                   0               0.50%               30.3%
12/31/2016                     1.10                   0                   0               0.50%                5.8%
12/31/2015                     1.04                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.25%                2.0%
12/31/2017                     1.45                   0                   0               0.25%               30.6%
12/31/2016                     1.11                   0                   0               0.25%                6.1%
12/31/2015                     1.05                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.00%                2.3%
12/31/2017                     1.46                   0                   0               0.00%               31.0%
12/31/2016                     1.11                   0                   0               0.00%                6.3%
12/31/2015                     1.05                   0                   0               0.00%                4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.3%
    2016        0.0%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PUTNAM DIVERSIFIED INCOME TRUST R6 CLASS - 746704808 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.99
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -2.3%
12/31/2017                     1.00                   0                   0               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -2.0%
12/31/2017                     1.00                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -1.8%
12/31/2017                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.6%
12/31/2017                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -1.3%
12/31/2017                     1.00                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%               -1.1%
12/31/2017                     1.00                   0                   0               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND A CLASS - 746444306 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.25%               -8.4%
12/31/2017                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -8.1%
12/31/2017                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%               -7.9%
12/31/2017                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%               -7.7%
12/31/2017                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%               -7.4%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.2%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND R6 CLASS - 746444769
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%               -8.0%
12/31/2017                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%               -7.8%
12/31/2017                     1.01                   0                   0               1.00%                0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%               -7.6%
12/31/2017                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%               -7.3%
12/31/2017                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -7.1%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.9%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND Y CLASS - 746444884 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.25%               -8.1%
12/31/2017                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%               -7.9%
12/31/2017                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%               -7.7%
12/31/2017                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%               -7.4%
12/31/2017                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%               -7.2%
12/31/2017                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -7.0%
12/31/2017                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND A CLASS - 746444504
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -6.0%
12/31/2017                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -5.7%
12/31/2017                     1.00                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -5.5%
12/31/2017                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -5.3%
12/31/2017                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%               -5.0%
12/31/2017                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.8%
12/31/2017                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FD R6 CLASS - 746444744
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -5.6%
12/31/2017                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -5.4%
12/31/2017                     1.00                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -5.2%
12/31/2017                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -4.9%
12/31/2017                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -4.7%
12/31/2017                     1.00                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%
12/31/2017                     1.00                   0                   0               0.00%                0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND Y CLASS - 746444801
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -5.7%
12/31/2017                     1.00                   0                   0               1.25%                0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -5.5%
12/31/2017                     1.00                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%               -5.3%
12/31/2017                     1.00                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%               -5.0%
12/31/2017                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%               -4.8%
12/31/2017                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.5%
12/31/2017                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND A CLASS - 746444108 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -10.8%
12/31/2017                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -10.6%
12/31/2017                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -10.4%
12/31/2017                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -10.2%
12/31/2017                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%               -9.9%
12/31/2017                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.7%
12/31/2017                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND R6 CLASS - 746444728

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $         6,135  $          7,393              434
                                                      ================  ===============
Receivables: investments sold                    524
Payables: investments purchased                   --
                                     ---------------
Net assets                           $         6,659
                                     ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,659            7,361  $         0.90
Band 100                                         --               --            0.91
Band 75                                          --               --            0.91
Band 50                                          --               --            0.91
Band 25                                          --               --            0.91
Band 0                                           --               --            0.92
                                    ---------------  ---------------
 Total                              $         6,659            7,361
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              96
Mortality & expense charges                                                                  (23)
                                                                               ------------------
Net investment income (loss)                                                                  73
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  499
Net change in unrealized appreciation (depreciation)                                      (1,258)
                                                                               ------------------
Net gain (loss)                                                                             (760)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (687)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             73   $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                           499                 --
Net change in unrealized appreciation (depreciation)               (1,258)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (687)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            7,365                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (19)                --
                                                         -----------------  ----------------
Increase (decrease)                                                 7,346                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             6,659                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          6,659   $             --
                                                         =================  ================

Units sold                                                          7,381                 --
Units redeemed                                                        (20)                --
                                                         -----------------  ----------------
Net increase (decrease)                                             7,361                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           7,361                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $           7,365
Cost of units redeemed/account charges                                                       (19)
Net investment income (loss)                                                                  73
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  499
Net change in unrealized appreciation (depreciation)                                      (1,258)
                                                                               ------------------
Net assets                                                                     $           6,659
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   7  $                7               1.25%              -10.5%
12/31/2017                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%              -10.2%
12/31/2017                     1.01                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -10.0%
12/31/2017                     1.01                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%               -9.8%
12/31/2017                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%               -9.6%
12/31/2017                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -9.3%
12/31/2017                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND Y CLASS - 746444702 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.91
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -10.5%
12/31/2017                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%              -10.3%
12/31/2017                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -10.1%
12/31/2017                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%               -9.9%
12/31/2017                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%               -9.6%
12/31/2017                     1.01                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -9.4%
12/31/2017                     1.01                   0                   0               0.00%                1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                PUTNAM EQUITY INCOME FUND A CLASS - 746745108

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       298,465  $        357,963           14,105
                                                      ================  ===============
Receivables: investments sold                    823
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       299,288
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       299,288         292,219  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       299,288         292,219
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,560
Mortality & expense charges                                                            (3,650)
                                                                             -----------------
Net investment income (loss)                                                              910
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (23,402)
Realized gain distributions                                                            11,925
Net change in unrealized appreciation (depreciation)                                  (59,498)
                                                                             -----------------
Net gain (loss)                                                                       (70,975)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (70,065)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            910   $            (61)
Net realized gain (loss)                                          (23,402)             1,152
Realized gain distributions                                        11,925                 --
Net change in unrealized appreciation (depreciation)              (59,498)                --
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (70,065)             1,091
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          645,388             40,391
Cost of units redeemed                                           (276,010)           (41,482)
Account charges                                                       (25)                --
                                                         -----------------  -----------------
Increase (decrease)                                               369,353             (1,091)
                                                         -----------------  -----------------
Net increase (decrease)                                           299,288                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        299,288   $             --
                                                         =================  =================

Units sold                                                        561,196             39,970
Units redeemed                                                   (268,977)           (39,970)
                                                         -----------------  -----------------
Net increase (decrease)                                           292,219                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         292,219                 --
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        685,779
Cost of units redeemed/account charges                                               (317,517)
Net investment income (loss)                                                              849
Net realized gain (loss)                                                              (22,250)
Realized gain distributions                                                            11,925
Net change in unrealized appreciation (depreciation)                                  (59,498)
                                                                             -----------------
Net assets                                                                   $        299,288
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 292  $              299               1.25%               -9.5%
12/31/2017                     1.13                   0                   0               1.25%               13.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -9.3%
12/31/2017                     1.13                   0                   0               1.00%               13.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -9.0%
12/31/2017                     1.14                   0                   0               0.75%               13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -8.8%
12/31/2017                     1.14                   0                   0               0.50%               13.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -8.6%
12/31/2017                     1.14                   0                   0               0.25%               14.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -8.3%
12/31/2017                     1.14                   0                   0               0.00%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          PUTNAM EQUITY INCOME FUND Y CLASS - 746745405 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/23/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.25%               -9.2%
12/31/2017                     1.13                   0                   0               1.25%               13.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -9.0%
12/31/2017                     1.14                   0                   0               1.00%               13.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -8.7%
12/31/2017                     1.14                   0                   0               0.75%               13.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -8.5%
12/31/2017                     1.14                   0                   0               0.50%               14.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -8.3%
12/31/2017                     1.14                   0                   0               0.25%               14.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -8.1%
12/31/2017                     1.14                   0                   0               0.00%               14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            PUTNAM GROWTH OPPORTUNITIES FUND R6 CLASS - 74680A208

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      247,760   $       272,469            7,918
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (136)
                                     ---------------
Net assets                           $      247,624
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       247,624         218,909  $         1.13
Band 100                                        --              --            1.14
Band 75                                         --              --            1.14
Band 50                                         --              --            1.14
Band 25                                         --              --            1.15
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $       247,624         218,909
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            978
Mortality & expense charges                                                             (3,182)
                                                                              -----------------
Net investment income (loss)                                                            (2,204)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    96
Realized gain distributions                                                             17,483
Net change in unrealized appreciation (depreciation)                                   (24,709)
                                                                              -----------------
Net gain (loss)                                                                         (7,130)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (9,334)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,204)  $             --
Net realized gain (loss)                                               96                 --
Realized gain distributions                                        17,483                 --
Net change in unrealized appreciation (depreciation)              (24,709)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (9,334)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          278,631                 --
Cost of units redeemed                                            (20,370)                --
Account charges                                                    (1,303)                --
                                                         -----------------  ----------------
Increase (decrease)                                               256,958                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           247,624                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        247,624   $             --
                                                         =================  ================

Units sold                                                        237,419                 --
Units redeemed                                                    (18,510)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           218,909                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         218,909                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        278,631
Cost of units redeemed/account charges                                                 (21,673)
Net investment income (loss)                                                            (2,204)
Net realized gain (loss)                                                                    96
Realized gain distributions                                                             17,483
Net change in unrealized appreciation (depreciation)                                   (24,709)
                                                                              -----------------
Net assets                                                                    $        247,624
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                 219  $              248               1.25%                1.4%
12/31/2017                     1.12                   0                   0               1.25%               11.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%                1.7%
12/31/2017                     1.12                   0                   0               1.00%               11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%                1.9%
12/31/2017                     1.12                   0                   0               0.75%               11.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%                2.2%
12/31/2017                     1.12                   0                   0               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%                2.4%
12/31/2017                     1.12                   0                   0               0.25%               12.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%                2.7%
12/31/2017                     1.12                   0                   0               0.00%               12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         PUTNAM EQUITY INCOME FUND R6 CLASS - 746745801 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.91
Band 100                                        --              --            0.91
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              VIRTUS SEIX HIGH INCOME FUND A CLASS - 92837F748

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        47,927   $        52,198            8,003
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (81)
                                     ----------------
Net assets                           $        47,846
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       47,846          35,855  $          1.33
Band 100                                        --              --             1.36
Band 75                                         --              --             1.39
Band 50                                         --              --             1.42
Band 25                                         --              --             1.45
Band 0                                          --              --             1.48
                                    --------------  --------------
 Total                              $       47,846          35,855
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,281
Mortality & expense charges                                                             (1,440)
                                                                              -----------------
Net investment income (loss)                                                             4,841
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,540)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (3,991)
                                                                              -----------------
Net gain (loss)                                                                        (10,531)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (5,690)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,841   $         73,881
Net realized gain (loss)                                           (6,540)          (111,282)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               (3,991)           146,304
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (5,690)           108,903
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,960            123,974
Cost of units redeemed                                           (264,518)        (4,301,450)
Account charges                                                      (167)              (450)
                                                         -----------------  -----------------
Increase (decrease)                                              (255,725)        (4,177,926)
                                                         -----------------  -----------------
Net increase (decrease)                                          (261,415)        (4,069,023)
Net assets, beginning                                             309,261          4,378,284
                                                         -----------------  -----------------
Net assets, ending                                       $         47,846   $        309,261
                                                         =================  =================

Units sold                                                          6,421             92,187
Units redeemed                                                   (191,603)        (3,190,101)
                                                         -----------------  -----------------
Net increase (decrease)                                          (185,182)        (3,097,914)
Units outstanding, beginning                                      221,037          3,318,951
                                                         -----------------  -----------------
Units outstanding, ending                                          35,855            221,037
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      9,730,257
Cost of units redeemed/account charges                                           (10,719,854)
Net investment income (loss)                                                       1,142,815
Net realized gain (loss)                                                            (369,054)
Realized gain distributions                                                          267,953
Net change in unrealized appreciation (depreciation)                                  (4,271)
                                                                            -----------------
Net assets                                                                  $         47,846
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                  36  $               48               1.25%               -4.6%
12/31/2017                     1.40                 221                 309               1.25%                6.1%
12/31/2016                     1.32               3,319               4,378               1.25%               15.8%
12/31/2015                     1.14               4,024               4,586               1.25%               -7.5%
12/31/2014                     1.23               3,824               4,709               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               1.00%               -4.4%
12/31/2017                     1.42                   0                   0               1.00%                6.3%
12/31/2016                     1.34                   0                   0               1.00%               16.1%
12/31/2015                     1.15                   0                   0               1.00%               -7.2%
12/31/2014                     1.24                   0                   0               1.00%                0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.75%               -4.1%
12/31/2017                     1.45                   0                   0               0.75%                6.6%
12/31/2016                     1.36                   0                   0               0.75%               16.3%
12/31/2015                     1.17                   0                   0               0.75%               -7.0%
12/31/2014                     1.26                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.50%               -3.9%
12/31/2017                     1.48                   0                   0               0.50%                6.9%
12/31/2016                     1.38                   0                   0               0.50%               16.6%
12/31/2015                     1.18                   0                   0               0.50%               -6.8%
12/31/2014                     1.27                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.25%               -3.7%
12/31/2017                     1.50                   0                   0               0.25%                7.1%
12/31/2016                     1.40                   0                   0               0.25%               16.9%
12/31/2015                     1.20                   0                   0               0.25%               -6.5%
12/31/2014                     1.28                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.00%               -3.4%
12/31/2017                     1.53                   0                   0               0.00%                7.4%
12/31/2016                     1.43                   0                   0               0.00%               17.2%
12/31/2015                     1.22                   0                   0               0.00%               -6.3%
12/31/2014                     1.30                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        4.0%
    2016        6.4%
    2015        5.8%
    2014        5.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              VIRTUS SEIX HIGH INCOME FUND R CLASS - 92837F730

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        92,352   $       102,690           15,425
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,115)
                                     ----------------
Net assets                           $        87,237
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       87,237          66,639  $          1.31
Band 100                                        --              --             1.34
Band 75                                         --              --             1.36
Band 50                                         --              --             1.39
Band 25                                         --              --             1.42
Band 0                                          --              --             1.45
                                    --------------  --------------
 Total                              $       87,237          66,639
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,117
Mortality & expense charges                                                             (1,441)
                                                                              -----------------
Net investment income (loss)                                                             4,676
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,658)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,894)
                                                                              -----------------
Net gain (loss)                                                                        (10,552)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (5,876)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          4,676   $          15,952
Net realized gain (loss)                                            (8,658)             (8,115)
Realized gain distributions                                             --                  --
Net change in unrealized appreciation (depreciation)                (1,894)             14,583
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (5,876)             22,420
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                            20,155              35,473
Cost of units redeemed                                            (178,831)           (184,326)
Account charges                                                        (20)               (271)
                                                          -----------------  ------------------
Increase (decrease)                                               (158,696)           (149,124)
                                                          -----------------  ------------------
Net increase (decrease)                                           (164,572)           (126,704)
Net assets, beginning                                              251,809             378,513
                                                          -----------------  ------------------
Net assets, ending                                        $         87,237   $         251,809
                                                          =================  ==================

Units sold                                                          14,729              26,535
Units redeemed                                                    (131,205)           (135,243)
                                                          -----------------  ------------------
Net increase (decrease)                                           (116,476)           (108,708)
Units outstanding, beginning                                       183,115             291,823
                                                          -----------------  ------------------
Units outstanding, ending                                           66,639             183,115
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,558,527
Cost of units redeemed/account charges                                             (1,608,831)
Net investment income (loss)                                                          162,331
Net realized gain (loss)                                                              (64,416)
Realized gain distributions                                                            49,964
Net change in unrealized appreciation (depreciation)                                  (10,338)
                                                                             -----------------
Net assets                                                                   $         87,237
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                  67  $               87               1.25%               -4.8%
12/31/2017                     1.38                 183                 252               1.25%                6.0%
12/31/2016                     1.30                 292                 379               1.25%               15.4%
12/31/2015                     1.12                 329                 370               1.25%               -7.6%
12/31/2014                     1.22                 817                 994               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%               -4.6%
12/31/2017                     1.40                   0                   0               1.00%                6.3%
12/31/2016                     1.32                   0                   0               1.00%               15.7%
12/31/2015                     1.14                   0                   0               1.00%               -7.4%
12/31/2014                     1.23                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%               -4.3%
12/31/2017                     1.43                   0                   0               0.75%                6.5%
12/31/2016                     1.34                   0                   0               0.75%               15.9%
12/31/2015                     1.15                   0                   0               0.75%               -7.2%
12/31/2014                     1.24                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%               -4.1%
12/31/2017                     1.45                   0                   0               0.50%                6.8%
12/31/2016                     1.36                   0                   0               0.50%               16.2%
12/31/2015                     1.17                   0                   0               0.50%               -6.9%
12/31/2014                     1.26                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                   0  $                0               0.25%               -3.8%
12/31/2017                     1.48                   0                   0               0.25%                7.1%
12/31/2016                     1.38                   0                   0               0.25%               16.5%
12/31/2015                     1.18                   0                   0               0.25%               -6.7%
12/31/2014                     1.27                   0                   0               0.25%                1.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.00%               -3.6%
12/31/2017                     1.50                   0                   0               0.00%                7.3%
12/31/2016                     1.40                   0                   0               0.00%               16.8%
12/31/2015                     1.20                   0                   0               0.00%               -6.5%
12/31/2014                     1.28                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.6%
    2017        6.5%
    2016        6.0%
    2015        4.1%
    2014        5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND A CLASS - 92837F524

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,805,753  $     2,450,321          161,084
                                                       ===============  ===============
Receivables: investments sold                   9,109
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,814,862
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,585,986         839,203  $          1.89
Band 100                                        --              --             1.93
Band 75                                         --              --             1.97
Band 50                                         --              --             2.01
Band 25                                         --              --             2.05
Band 0                                     228,876         109,343             2.09
                                    --------------  --------------
 Total                              $    1,814,862         948,546
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         29,557
Mortality & expense charges                                                           (31,581)
                                                                             -----------------
Net investment income (loss)                                                           (2,024)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (13,927)
Realized gain distributions                                                           392,244
Net change in unrealized appreciation (depreciation)                                 (705,909)
                                                                             -----------------
Net gain (loss)                                                                      (327,592)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (329,616)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,024)  $         (4,072)
Net realized gain (loss)                                          (13,927)           279,672
Realized gain distributions                                       392,244            640,376
Net change in unrealized appreciation (depreciation)             (705,909)          (276,101)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (329,616)           639,875
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          929,236          1,195,363
Cost of units redeemed                                         (3,344,316)        (3,333,217)
Account charges                                                    (8,509)           (10,228)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,423,589)        (2,148,082)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,753,205)        (1,508,207)
Net assets, beginning                                           4,568,067          6,076,274
                                                         -----------------  -----------------
Net assets, ending                                       $      1,814,862   $      4,568,067
                                                         =================  =================

Units sold                                                        438,494            605,517
Units redeemed                                                 (1,608,134)        (1,710,919)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,169,640)        (1,105,402)
Units outstanding, beginning                                    2,118,186          3,223,588
                                                         -----------------  -----------------
Units outstanding, ending                                         948,546          2,118,186
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $     14,030,161
Cost of units redeemed/account charges                                             (13,427,125)
Net investment income (loss)                                                            16,700
Net realized gain (loss)                                                                (9,612)
Realized gain distributions                                                          1,849,306
Net change in unrealized appreciation (depreciation)                                  (644,568)
                                                                              -----------------
Net assets                                                                    $      1,814,862
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                 839  $            1,586               1.25%              -11.7%
12/31/2017                     2.14               1,958               4,193               1.25%               14.5%
12/31/2016                     1.87               2,921               5,466               1.25%               13.8%
12/31/2015                     1.64               3,227               5,307               1.25%               -6.1%
12/31/2014                     1.75               1,530               2,681               1.25%                9.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               1.00%              -11.5%
12/31/2017                     2.18                   0                   0               1.00%               14.7%
12/31/2016                     1.90                   0                   0               1.00%               14.0%
12/31/2015                     1.67                   0                   0               1.00%               -5.9%
12/31/2014                     1.77                   0                   0               1.00%                9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.75%              -11.3%
12/31/2017                     2.22                   0                   0               0.75%               15.0%
12/31/2016                     1.93                   0                   0               0.75%               14.3%
12/31/2015                     1.69                   0                   0               0.75%               -5.7%
12/31/2014                     1.79                   0                   0               0.75%                9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.50%              -11.1%
12/31/2017                     2.26                   0                   0               0.50%               15.3%
12/31/2016                     1.96                   0                   0               0.50%               14.6%
12/31/2015                     1.71                   0                   0               0.50%               -5.4%
12/31/2014                     1.81                   0                   0               0.50%               10.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.25%              -10.9%
12/31/2017                     2.30                   0                   0               0.25%               15.6%
12/31/2016                     1.99                   0                   0               0.25%               14.9%
12/31/2015                     1.73                   0                   0               0.25%               -5.2%
12/31/2014                     1.83                   0                   0               0.25%               10.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                 109  $              229               0.00%              -10.6%
12/31/2017                     2.34                 160                 375               0.00%               15.9%
12/31/2016                     2.02                 302                 611               0.00%               15.2%
12/31/2015                     1.75                  78                 136               0.00%               -5.0%
12/31/2014                     1.85                   0                   0               0.00%               10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.9%
    2016        1.5%
    2015        1.6%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 92837F490

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,578,930  $     11,432,126          756,519
                                                      ================  ===============
Receivables: investments sold                 62,205
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,641,135
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,641,135       4,470,020  $          1.93
Band 100                                         --              --             1.97
Band 75                                          --              --             2.01
Band 50                                          --              --             2.06
Band 25                                          --              --             2.10
Band 0                                           --              --             2.14
                                    ---------------  --------------
 Total                              $     8,641,135       4,470,020
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        198,151
Mortality & expense charges                                                         (156,933)
                                                                            -----------------
Net investment income (loss)                                                          41,218
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (627,067)
Realized gain distributions                                                        2,215,913
Net change in unrealized appreciation (depreciation)                              (3,049,243)
                                                                            -----------------
Net gain (loss)                                                                   (1,460,397)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,419,179)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         41,218   $         15,579
Net realized gain (loss)                                         (627,067)           504,643
Realized gain distributions                                     2,215,913          1,859,813
Net change in unrealized appreciation (depreciation)           (3,049,243)          (592,873)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,419,179)         1,787,162
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,162,387          3,268,763
Cost of units redeemed                                         (6,516,354)        (5,971,824)
Account charges                                                   (19,904)           (19,590)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,373,871)        (2,722,651)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,793,050)          (935,489)
Net assets, beginning                                          13,434,185         14,369,674
                                                         -----------------  -----------------
Net assets, ending                                       $      8,641,135   $     13,434,185
                                                         =================  =================

Units sold                                                      1,898,406          1,641,880
Units redeemed                                                 (3,577,945)        (3,042,778)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,679,539)        (1,400,898)
Units outstanding, beginning                                    6,149,559          7,550,457
                                                         -----------------  -----------------
Units outstanding, ending                                       4,470,020          6,149,559
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    29,662,804
Cost of units redeemed/account charges                                          (24,295,423)
Net investment income (loss)                                                        200,076
Net realized gain (loss)                                                            300,446
Realized gain distributions                                                       5,626,428
Net change in unrealized appreciation (depreciation)                             (2,853,196)
                                                                            ----------------
Net assets                                                                  $     8,641,135
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93               4,470  $            8,641               1.25%              -11.5%
12/31/2017                     2.18               6,150              13,434               1.25%               14.8%
12/31/2016                     1.90               7,550              14,370               1.25%               14.0%
12/31/2015                     1.67               5,510               9,197               1.25%               -5.8%
12/31/2014                     1.77               2,712               4,806               1.25%                9.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               1.00%              -11.3%
12/31/2017                     2.22                   0                   0               1.00%               15.1%
12/31/2016                     1.93                   0                   0               1.00%               14.3%
12/31/2015                     1.69                   0                   0               1.00%               -5.6%
12/31/2014                     1.79                   0                   0               1.00%               10.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.75%              -11.1%
12/31/2017                     2.26                   0                   0               0.75%               15.4%
12/31/2016                     1.96                   0                   0               0.75%               14.6%
12/31/2015                     1.71                   0                   0               0.75%               -5.3%
12/31/2014                     1.81                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.50%              -10.8%
12/31/2017                     2.31                   0                   0               0.50%               15.6%
12/31/2016                     1.99                   0                   0               0.50%               14.9%
12/31/2015                     1.74                   0                   0               0.50%               -5.1%
12/31/2014                     1.83                   0                   0               0.50%               10.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10                   0  $                0               0.25%              -10.6%
12/31/2017                     2.35                   0                   0               0.25%               15.9%
12/31/2016                     2.02                   0                   0               0.25%               15.2%
12/31/2015                     1.76                   0                   0               0.25%               -4.9%
12/31/2014                     1.85                   0                   0               0.25%               10.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.00%              -10.4%
12/31/2017                     2.39                   0                   0               0.00%               16.2%
12/31/2016                     2.06                   0                   0               0.00%               15.4%
12/31/2015                     1.78                   0                   0               0.00%               -4.6%
12/31/2014                     1.87                   0                   0               0.00%               11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.3%
    2016        1.9%
    2015        2.0%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND A CLASS - 92837F474

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        168,920  $       208,824           16,708
                                                       ===============  ===============
Receivables: investments sold                      90
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        169,010
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       169,010          89,726  $         1.88
Band 100                                        --              --            1.92
Band 75                                         --              --            1.96
Band 50                                         --              --            2.00
Band 25                                         --              --            2.04
Band 0                                          --              --            2.09
                                   ---------------  --------------
 Total                             $       169,010          89,726
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,369
Mortality & expense charges                                                             (2,295)
                                                                              -----------------
Net investment income (loss)                                                              (926)
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (253)
Realized gain distributions                                                             19,887
Net change in unrealized appreciation (depreciation)                                   (36,206)
                                                                              -----------------
Net gain (loss)                                                                        (16,572)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (17,498)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (926)  $         (1,825)
Net realized gain (loss)                                             (253)            35,716
Realized gain distributions                                        19,887             31,064
Net change in unrealized appreciation (depreciation)              (36,206)           (42,994)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (17,498)            21,961
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           31,769             71,783
Cost of units redeemed                                            (26,890)          (194,271)
Account charges                                                      (104)              (121)
                                                         -----------------  -----------------
Increase (decrease)                                                 4,775           (122,609)
                                                         -----------------  -----------------
Net increase (decrease)                                           (12,723)          (100,648)
Net assets, beginning                                             181,733            282,381
                                                         -----------------  -----------------
Net assets, ending                                       $        169,010   $        181,733
                                                         =================  =================

Units sold                                                         15,082             36,402
Units redeemed                                                    (12,934)           (98,312)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,148            (61,910)
Units outstanding, beginning                                       87,578            149,488
                                                         -----------------  -----------------
Units outstanding, ending                                          89,726             87,578
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,325,796
Cost of units redeemed/account charges                                             (4,601,136)
Net investment income (loss)                                                          (12,185)
Net realized gain (loss)                                                              (19,638)
Realized gain distributions                                                           516,077
Net change in unrealized appreciation (depreciation)                                  (39,904)
                                                                             -----------------
Net assets                                                                   $        169,010
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                  90  $              169               1.25%               -9.2%
12/31/2017                     2.08                  88                 182               1.25%                9.9%
12/31/2016                     1.89                 149                 282               1.25%               18.3%
12/31/2015                     1.60                 588                 939               1.25%               -7.4%
12/31/2014                     1.72                 724               1,249               1.25%                9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               1.00%               -9.0%
12/31/2017                     2.11                   0                   0               1.00%               10.1%
12/31/2016                     1.92                   0                   0               1.00%               18.6%
12/31/2015                     1.62                   0                   0               1.00%               -7.2%
12/31/2014                     1.74                   0                   0               1.00%                9.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.75%               -8.8%
12/31/2017                     2.15                   0                   0               0.75%               10.4%
12/31/2016                     1.95                   0                   0               0.75%               18.9%
12/31/2015                     1.64                   0                   0               0.75%               -7.0%
12/31/2014                     1.76                   0                   0               0.75%                9.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.50%               -8.5%
12/31/2017                     2.19                   0                   0               0.50%               10.7%
12/31/2016                     1.98                   0                   0               0.50%               19.2%
12/31/2015                     1.66                   0                   0               0.50%               -6.7%
12/31/2014                     1.78                   0                   0               0.50%               10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.25%               -8.3%
12/31/2017                     2.23                   0                   0               0.25%               11.0%
12/31/2016                     2.01                   0                   0               0.25%               19.5%
12/31/2015                     1.68                   0                   0               0.25%               -6.5%
12/31/2014                     1.80                   0                   0               0.25%               10.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.00%               -8.1%
12/31/2017                     2.27                   0                   0               0.00%               11.2%
12/31/2016                     2.04                   0                   0               0.00%               19.8%
12/31/2015                     1.70                 146                 248               0.00%               -6.3%
12/31/2014                     1.82                 774               1,405               0.00%               10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.5%
    2016        0.4%
    2015        0.5%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 92837F458

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        840,598  $     1,023,488           82,009
                                                       ===============  ===============
Receivables: investments sold                   1,618
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        842,216
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       842,216         436,471  $         1.93
Band 100                                        --              --            1.97
Band 75                                         --              --            2.01
Band 50                                         --              --            2.05
Band 25                                         --              --            2.09
Band 0                                          --              --            2.14
                                   ---------------  --------------
 Total                             $       842,216         436,471
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          9,647
Mortality & expense charges                                                           (12,881)
                                                                             -----------------
Net investment income (loss)                                                           (3,234)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,621
Realized gain distributions                                                           100,611
Net change in unrealized appreciation (depreciation)                                 (180,914)
                                                                             -----------------
Net gain (loss)                                                                       (76,682)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (79,916)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,234)  $         (6,966)
Net realized gain (loss)                                            3,621             56,760
Realized gain distributions                                       100,611            213,660
Net change in unrealized appreciation (depreciation)             (180,914)          (148,014)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (79,916)           115,440
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          104,350            192,841
Cost of units redeemed                                           (247,280)          (538,674)
Account charges                                                      (813)            (1,092)
                                                         -----------------  -----------------
Increase (decrease)                                              (143,743)          (346,925)
                                                         -----------------  -----------------
Net increase (decrease)                                          (223,659)          (231,485)
Net assets, beginning                                           1,065,875          1,297,360
                                                         -----------------  -----------------
Net assets, ending                                       $        842,216   $      1,065,875
                                                         =================  =================

Units sold                                                         49,018             96,534
Units redeemed                                                   (115,304)          (268,746)
                                                         -----------------  -----------------
Net increase (decrease)                                           (66,286)          (172,212)
Units outstanding, beginning                                      502,757            674,969
                                                         -----------------  -----------------
Units outstanding, ending                                         436,471            502,757
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      17,247,458
Cost of units redeemed/account charges                                            (18,164,147)
Net investment income (loss)                                                          (51,022)
Net realized gain (loss)                                                           (1,332,333)
Realized gain distributions                                                         3,325,150
Net change in unrealized appreciation (depreciation)                                 (182,890)
                                                                            ------------------
Net assets                                                                  $         842,216
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                 436  $              842               1.25%               -9.0%
12/31/2017                     2.12                 503               1,066               1.25%               10.3%
12/31/2016                     1.92                 675               1,297               1.25%               18.7%
12/31/2015                     1.62               1,808               2,928               1.25%               -7.2%
12/31/2014                     1.74               7,326              12,782               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               1.00%               -8.8%
12/31/2017                     2.16                   0                   0               1.00%               10.6%
12/31/2016                     1.95                   0                   0               1.00%               19.0%
12/31/2015                     1.64                   0                   0               1.00%               -6.9%
12/31/2014                     1.76                   0                   0               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.75%               -8.5%
12/31/2017                     2.20                   0                   0               0.75%               10.9%
12/31/2016                     1.98                   0                   0               0.75%               19.3%
12/31/2015                     1.66                   0                   0               0.75%               -6.7%
12/31/2014                     1.78                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.50%               -8.3%
12/31/2017                     2.24                   0                   0               0.50%               11.1%
12/31/2016                     2.01                   0                   0               0.50%               19.6%
12/31/2015                     1.68                   0                   0               0.50%               -6.5%
12/31/2014                     1.80                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.25%               -8.1%
12/31/2017                     2.28                   0                   0               0.25%               11.4%
12/31/2016                     2.04                   0                   0               0.25%               19.9%
12/31/2015                     1.71                   0                   0               0.25%               -6.2%
12/31/2014                     1.82                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.00%               -7.8%
12/31/2017                     2.32                   0                   0               0.00%               11.7%
12/31/2016                     2.08                   0                   0               0.00%               20.2%
12/31/2015                     1.73                   0                   0               0.00%               -6.0%
12/31/2014                     1.84                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.8%
    2016        0.7%
    2015        1.8%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND A CLASS - 92837F433

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       391,780  $        531,472           46,364
                                                      ================  ===============
Receivables: investments sold                    498
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       392,278
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       392,278         224,414  $         1.75
Band 100                                        --              --            1.78
Band 75                                         --              --            1.82
Band 50                                         --              --            1.86
Band 25                                         --              --            1.90
Band 0                                          --              --            1.94
                                   ---------------  --------------
 Total                             $       392,278         224,414
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          5,783
Mortality & expense charges                                                            (6,544)
                                                                             -----------------
Net investment income (loss)                                                             (761)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (25,634)
Realized gain distributions                                                            59,024
Net change in unrealized appreciation (depreciation)                                 (108,334)
                                                                             -----------------
Net gain (loss)                                                                       (74,944)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (75,705)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (761)  $           (227)
Net realized gain (loss)                                          (25,634)             3,648
Realized gain distributions                                        59,024            102,097
Net change in unrealized appreciation (depreciation)             (108,334)           (50,422)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (75,705)            55,096
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           38,328             62,657
Cost of units redeemed                                           (254,349)          (219,026)
Account charges                                                      (296)              (198)
                                                         -----------------  -----------------
Increase (decrease)                                              (216,317)          (156,567)
                                                         -----------------  -----------------
Net increase (decrease)                                          (292,022)          (101,471)
Net assets, beginning                                             684,300            785,771
                                                         -----------------  -----------------
Net assets, ending                                       $        392,278   $        684,300
                                                         =================  =================

Units sold                                                         19,460             33,419
Units redeemed                                                   (132,519)          (117,121)
                                                         -----------------  -----------------
Net increase (decrease)                                          (113,059)           (83,702)
Units outstanding, beginning                                      337,473            421,175
                                                         -----------------  -----------------
Units outstanding, ending                                         224,414            337,473
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,804,277
Cost of units redeemed/account charges                                             (2,924,811)
Net investment income (loss)                                                          (17,446)
Net realized gain (loss)                                                                  345
Realized gain distributions                                                           669,605
Net change in unrealized appreciation (depreciation)                                 (139,692)
                                                                             -----------------
Net assets                                                                   $        392,278
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                 224  $              392               1.25%              -13.8%
12/31/2017                     2.03                 337                 684               1.25%                8.7%
12/31/2016                     1.87                 421                 786               1.25%               27.2%
12/31/2015                     1.47                 502                 736               1.25%               -7.4%
12/31/2014                     1.58                 737               1,167               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%              -13.6%
12/31/2017                     2.06                   0                   0               1.00%                9.0%
12/31/2016                     1.89                   0                   0               1.00%               27.5%
12/31/2015                     1.49                   0                   0               1.00%               -7.1%
12/31/2014                     1.60                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.75%              -13.4%
12/31/2017                     2.10                   0                   0               0.75%                9.2%
12/31/2016                     1.92                   0                   0               0.75%               27.8%
12/31/2015                     1.51                   0                   0               0.75%               -6.9%
12/31/2014                     1.62                   0                   0               0.75%                1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.50%              -13.1%
12/31/2017                     2.14                   0                   0               0.50%                9.5%
12/31/2016                     1.95                   0                   0               0.50%               28.1%
12/31/2015                     1.53                   0                   0               0.50%               -6.7%
12/31/2014                     1.63                   0                   0               0.50%                1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.25%              -12.9%
12/31/2017                     2.18                   0                   0               0.25%                9.8%
12/31/2016                     1.98                   0                   0               0.25%               28.5%
12/31/2015                     1.54                   0                   0               0.25%               -6.4%
12/31/2014                     1.65                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.00%              -12.7%
12/31/2017                     2.22                   0                   0               0.00%               10.0%
12/31/2016                     2.02                   0                   0               0.00%               28.8%
12/31/2015                     1.57                  32                  50               0.00%               -6.2%
12/31/2014                     1.67                  38                  63               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.1%
    2016        0.7%
    2015        0.8%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 VIRTUS CEREDEX SMALL CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 92837F417

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         2,716  $         3,686               307
                                                       ===============   ===============
Receivables: investments sold                       7
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         2,723
                                      ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         2,723            1,520  $         1.79
Band 100                                         --               --            1.83
Band 75                                          --               --            1.87
Band 50                                          --               --            1.90
Band 25                                          --               --            1.94
Band 0                                           --               --            1.98
                                    ---------------  ---------------
 Total                              $         2,723            1,520
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             48
Mortality & expense charges                                                                (47)
                                                                              -----------------
Net investment income (loss)                                                                 1
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (129)
Realized gain distributions                                                                393
Net change in unrealized appreciation (depreciation)                                      (647)
                                                                              -----------------
Net gain (loss)                                                                           (383)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (382)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $            (79)
Net realized gain (loss)                                             (129)               103
Realized gain distributions                                           393                724
Net change in unrealized appreciation (depreciation)                 (647)              (253)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (382)               495
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              527              1,050
Cost of units redeemed                                             (2,612)           (18,461)
Account charges                                                        (4)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                                (2,089)           (17,416)
                                                         -----------------  -----------------
Net increase (decrease)                                            (2,471)           (16,921)
Net assets, beginning                                               5,194             22,115
                                                         -----------------  -----------------
Net assets, ending                                       $          2,723   $          5,194
                                                         =================  =================

Units sold                                                            253                547
Units redeemed                                                     (1,241)            (9,669)
                                                         -----------------  -----------------
Net increase (decrease)                                              (988)            (9,122)
Units outstanding, beginning                                        2,508             11,630
                                                         -----------------  -----------------
Units outstanding, ending                                           1,520              2,508
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        782,912
Cost of units redeemed/account charges                                              (909,475)
Net investment income (loss)                                                          (5,331)
Net realized gain (loss)                                                              53,987
Realized gain distributions                                                           81,600
Net change in unrealized appreciation (depreciation)                                    (970)
                                                                            -----------------
Net assets                                                                  $          2,723
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   2  $                3               1.25%              -13.5%
12/31/2017                     2.07                   3                   5               1.25%                8.9%
12/31/2016                     1.90                  12                  22               1.25%               27.6%
12/31/2015                     1.49                  10                  14               1.25%               -7.0%
12/31/2014                     1.60                 194                 310               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               1.00%              -13.3%
12/31/2017                     2.11                   0                   0               1.00%                9.2%
12/31/2016                     1.93                   0                   0               1.00%               27.9%
12/31/2015                     1.51                   0                   0               1.00%               -6.8%
12/31/2014                     1.62                   0                   0               1.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.75%              -13.1%
12/31/2017                     2.15                   0                   0               0.75%                9.5%
12/31/2016                     1.96                   0                   0               0.75%               28.2%
12/31/2015                     1.53                   0                   0               0.75%               -6.6%
12/31/2014                     1.64                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.50%              -12.9%
12/31/2017                     2.19                   0                   0               0.50%                9.7%
12/31/2016                     1.99                   0                   0               0.50%               28.5%
12/31/2015                     1.55                   0                   0               0.50%               -6.3%
12/31/2014                     1.65                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.25%              -12.6%
12/31/2017                     2.23                   0                   0               0.25%               10.0%
12/31/2016                     2.02                   0                   0               0.25%               28.8%
12/31/2015                     1.57                   0                   0               0.25%               -6.1%
12/31/2014                     1.67                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.00%              -12.4%
12/31/2017                     2.27                   0                   0               0.00%               10.3%
12/31/2016                     2.05                   0                   0               0.00%               29.2%
12/31/2015                     1.59                   0                   0               0.00%               -5.9%
12/31/2014                     1.69                   0                   0               0.00%                2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.5%
    2016        1.2%
    2015        0.1%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VIRTUS SEIX TOTAL RETURN BOND FUND R CLASS - 92837F888

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        24,123   $        24,143            2,368
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        24,122
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       24,122          22,473  $          1.07
Band 100                                        --              --             1.10
Band 75                                         --              --             1.12
Band 50                                         --              --             1.14
Band 25                                         --              --             1.16
Band 0                                          --              --             1.19
                                    --------------  --------------
 Total                              $       24,122          22,473
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            369
Mortality & expense charges                                                               (285)
                                                                              -----------------
Net investment income (loss)                                                                84
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (923)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       427
                                                                              -----------------
Net gain (loss)                                                                           (496)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (412)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             84   $             112
Net realized gain (loss)                                               (923)                 (4)
Realized gain distributions                                              --                  --
Net change in unrealized appreciation (depreciation)                    427                  47
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                      (412)                155
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             43,698               3,094
Cost of units redeemed                                              (40,501)                 --
Account charges                                                          --                  --
                                                           -----------------  ------------------
Increase (decrease)                                                   3,197               3,094
                                                           -----------------  ------------------
Net increase (decrease)                                               2,785               3,249
Net assets, beginning                                                21,337              18,088
                                                           -----------------  ------------------
Net assets, ending                                         $         24,122   $          21,337
                                                           =================  ==================

Units sold                                                           40,780               2,822
Units redeemed                                                      (37,784)                 --
                                                           -----------------  ------------------
Net increase (decrease)                                               2,996               2,822
Units outstanding, beginning                                         19,477              16,655
                                                           -----------------  ------------------
Units outstanding, ending                                            22,473              19,477
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        735,479
Cost of units redeemed/account charges                                                (711,530)
Net investment income (loss)                                                             1,883
Net realized gain (loss)                                                                (6,986)
Realized gain distributions                                                              5,296
Net change in unrealized appreciation (depreciation)                                       (20)
                                                                              -----------------
Net assets                                                                    $         24,122
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                  22  $               24               1.25%               -2.0%
12/31/2017                     1.10                  19                  21               1.25%                0.9%
12/31/2016                     1.09                  17                  18               1.25%                1.1%
12/31/2015                     1.07                 137                 147               1.25%               -1.6%
12/31/2014                     1.09                 179                 196               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -1.8%
12/31/2017                     1.12                   0                   0               1.00%                1.1%
12/31/2016                     1.10                   0                   0               1.00%                1.4%
12/31/2015                     1.09                   0                   0               1.00%               -1.4%
12/31/2014                     1.10                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.75%               -1.5%
12/31/2017                     1.14                   0                   0               0.75%                1.4%
12/31/2016                     1.12                   0                   0               0.75%                1.6%
12/31/2015                     1.10                   0                   0               0.75%               -1.2%
12/31/2014                     1.12                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -1.3%
12/31/2017                     1.16                   0                   0               0.50%                1.6%
12/31/2016                     1.14                   0                   0               0.50%                1.9%
12/31/2015                     1.12                   0                   0               0.50%               -0.9%
12/31/2014                     1.13                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -1.0%
12/31/2017                     1.18                   0                   0               0.25%                1.9%
12/31/2016                     1.16                   0                   0               0.25%                2.1%
12/31/2015                     1.13                   0                   0               0.25%               -0.7%
12/31/2014                     1.14                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.00%               -0.8%
12/31/2017                     1.20                   0                   0               0.00%                2.1%
12/31/2016                     1.17                   0                   0               0.00%                2.4%
12/31/2015                     1.15                   0                   0               0.00%               -0.4%
12/31/2014                     1.15                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.8%
    2016        1.2%
    2015        1.7%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VIRTUS SEIX TOTAL RETURN BOND FUND A CLASS - 92837F805

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         50,303  $        51,767            4,773
                                                       ===============  ===============
Receivables: investments sold                      32
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         50,335
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       50,335          45,710  $          1.10
Band 100                                        --              --             1.12
Band 75                                         --              --             1.15
Band 50                                         --              --             1.17
Band 25                                         --              --             1.19
Band 0                                          --              --             1.22
                                    --------------  --------------
 Total                              $       50,335          45,710
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            967
Mortality & expense charges                                                               (653)
                                                                              -----------------
Net investment income (loss)                                                               314
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (271)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,014)
                                                                              -----------------
Net gain (loss)                                                                         (1,285)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (971)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            314   $            477
Net realized gain (loss)                                              (271)               (32)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (1,014)               164
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                     (971)               609
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,242              2,857
Cost of units redeemed                                              (7,358)            (2,639)
Account charges                                                         (6)                (5)
                                                          -----------------  -----------------
Increase (decrease)                                                 (4,122)               213
                                                          -----------------  -----------------
Net increase (decrease)                                             (5,093)               822
Net assets, beginning                                               55,428             54,606
                                                          -----------------  -----------------
Net assets, ending                                        $         50,335   $         55,428
                                                          =================  =================

Units sold                                                           2,979              2,547
Units redeemed                                                      (6,739)            (2,378)
                                                          -----------------  -----------------
Net increase (decrease)                                             (3,760)               169
Units outstanding, beginning                                        49,470             49,301
                                                          -----------------  -----------------
Units outstanding, ending                                           45,710             49,470
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        245,225
Cost of units redeemed/account charges                                                (197,963)
Net investment income (loss)                                                             3,223
Net realized gain (loss)                                                                  (999)
Realized gain distributions                                                              2,313
Net change in unrealized appreciation (depreciation)                                    (1,464)
                                                                              -----------------
Net assets                                                                    $         50,335
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                  46  $               50               1.25%               -1.7%
12/31/2017                     1.12                  49                  55               1.25%                1.2%
12/31/2016                     1.11                  49                  55               1.25%                1.5%
12/31/2015                     1.09                 159                 174               1.25%               -1.3%
12/31/2014                     1.11                 157                 173               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -1.5%
12/31/2017                     1.14                   0                   0               1.00%                1.4%
12/31/2016                     1.12                   0                   0               1.00%                1.8%
12/31/2015                     1.11                   0                   0               1.00%               -1.1%
12/31/2014                     1.12                   0                   0               1.00%                5.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -1.2%
12/31/2017                     1.16                   0                   0               0.75%                1.7%
12/31/2016                     1.14                   0                   0               0.75%                2.0%
12/31/2015                     1.12                   0                   0               0.75%               -0.8%
12/31/2014                     1.13                   0                   0               0.75%                5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -1.0%
12/31/2017                     1.18                   0                   0               0.50%                1.9%
12/31/2016                     1.16                   0                   0               0.50%                2.3%
12/31/2015                     1.13                   0                   0               0.50%               -0.6%
12/31/2014                     1.14                   0                   0               0.50%                5.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -0.7%
12/31/2017                     1.20                   0                   0               0.25%                2.2%
12/31/2016                     1.18                   0                   0               0.25%                2.5%
12/31/2015                     1.15                   0                   0               0.25%               -0.3%
12/31/2014                     1.15                   0                   0               0.25%                5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.00%               -0.5%
12/31/2017                     1.23                   0                   0               0.00%                2.4%
12/31/2016                     1.20                   0                   0               0.00%                2.8%
12/31/2015                     1.16                   0                   0               0.00%               -0.1%
12/31/2014                     1.16                   0                   0               0.00%                6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        2.1%
    2016        2.4%
    2015        1.7%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VIRTUS CEREDEX LARGE CAP VALUE EQUITY FUND R6 CLASS - 92837F482

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       720,926  $        942,463           63,294
                                                      ================  ===============
Receivables: investments sold                 14,784
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       735,710
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       735,710         721,465  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.03
Band 50                                         --              --            1.04
Band 25                                         --              --            1.04
Band 0                                          --              --            1.05
                                   ---------------  --------------
 Total                             $       735,710         721,465
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         15,149
Mortality & expense charges                                                           (10,652)
                                                                             -----------------
Net investment income (loss)                                                            4,497
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (40,523)
Realized gain distributions                                                           152,442
Net change in unrealized appreciation (depreciation)                                 (181,528)
                                                                             -----------------
Net gain (loss)                                                                       (69,609)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (65,112)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,497   $          5,835
Net realized gain (loss)                                          (40,523)             1,603
Realized gain distributions                                       152,442            116,224
Net change in unrealized appreciation (depreciation)             (181,528)           (40,009)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (65,112)            83,653
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          917,859          1,599,583
Cost of units redeemed                                           (821,304)          (974,746)
Account charges                                                    (2,614)            (1,609)
                                                         -----------------  -----------------
Increase (decrease)                                                93,941            623,228
                                                         -----------------  -----------------
Net increase (decrease)                                            28,829            706,881
Net assets, beginning                                             706,881                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        735,710   $        706,881
                                                         =================  =================

Units sold                                                        819,341          1,528,909
Units redeemed                                                   (712,477)          (914,308)
                                                         -----------------  -----------------
Net increase (decrease)                                           106,864            614,601
Units outstanding, beginning                                      614,601                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         721,465            614,601
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,517,442
Cost of units redeemed/account charges                                             (1,800,273)
Net investment income (loss)                                                           10,332
Net realized gain (loss)                                                              (38,920)
Realized gain distributions                                                           268,666
Net change in unrealized appreciation (depreciation)                                 (221,537)
                                                                             -----------------
Net assets                                                                   $        735,710
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 721  $              736               1.25%              -11.3%
12/31/2017                     1.15                 615                 707               1.25%               15.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -11.1%
12/31/2017                     1.15                   0                   0               1.00%               15.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -10.9%
12/31/2017                     1.16                   0                   0               0.75%               15.7%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%              -10.7%
12/31/2017                     1.16                   0                   0               0.50%               16.0%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%              -10.4%
12/31/2017                     1.16                   0                   0               0.25%               16.2%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%              -10.2%
12/31/2017                     1.17                   0                   0               0.00%               16.5%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND R6 CLASS - 92837F441

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       137,442  $        171,781           13,382
                                                      ================  ===============
Receivables: investments sold                    862
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       138,304
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       138,304         138,568  $         1.00
Band 100                                        --              --            1.00
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $       138,304         138,568
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           1,779
Mortality & expense charges                                                                (531)
                                                                              ------------------
Net investment income (loss)                                                              1,248
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (70)
Realized gain distributions                                                              13,271
Net change in unrealized appreciation (depreciation)                                    (34,169)
                                                                              ------------------
Net gain (loss)                                                                         (20,968)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (19,720)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,248   $            (34)
Net realized gain (loss)                                               (70)              (303)
Realized gain distributions                                         13,271                752
Net change in unrealized appreciation (depreciation)               (34,169)              (170)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (19,720)               245
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           156,435             29,271
Cost of units redeemed                                                (237)           (27,688)
Account charges                                                         (2)                --
                                                          -----------------  -----------------
Increase (decrease)                                                156,196              1,583
                                                          -----------------  -----------------
Net increase (decrease)                                            136,476              1,828
Net assets, beginning                                                1,828                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        138,304   $          1,828
                                                          =================  =================

Units sold                                                         137,121             28,278
Units redeemed                                                        (225)           (26,606)
                                                          -----------------  -----------------
Net increase (decrease)                                            136,896              1,672
Units outstanding, beginning                                         1,672                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          138,568              1,672
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        185,706
Cost of units redeemed/account charges                                                 (27,927)
Net investment income (loss)                                                             1,214
Net realized gain (loss)                                                                  (373)
Realized gain distributions                                                             14,023
Net change in unrealized appreciation (depreciation)                                   (34,339)
                                                                              -----------------
Net assets                                                                    $        138,304
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 139  $              138               1.25%               -8.7%
12/31/2017                     1.09                   2                   2               1.25%               10.6%
12/31/2016                     0.99                   0                   0               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -8.5%
12/31/2017                     1.10                   0                   0               1.00%               10.9%
12/31/2016                     0.99                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -8.3%
12/31/2017                     1.10                   0                   0               0.75%               11.1%
12/31/2016                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -8.0%
12/31/2017                     1.10                   0                   0               0.50%               11.4%
12/31/2016                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%               -7.8%
12/31/2017                     1.11                   0                   0               0.25%               11.7%
12/31/2016                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -7.6%
12/31/2017                     1.11                   0                   0               0.00%               12.0%
12/31/2016                     0.99                   0                   0               0.00%               -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        2.8%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VIRTUS SEIX TOTAL RETURN BOND FUND R6 CLASS - 92837F862 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.02
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 VIRTUS VONTOBEL EMERGING MARKETS OPP. FUND R6 CLASS - 92828W353 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              RUSSELL COMMODITY STRATEGIES S CLASS - 782494363

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        12,812   $        16,021            2,604
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        12,811
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       12,811          27,015  $          0.47
Band 100                                        --              --             0.48
Band 75                                         --              --             0.49
Band 50                                         --              --             0.50
Band 25                                         --              --             0.51
Band 0                                          --              --             0.52
                                    --------------  --------------
 Total                              $       12,811          27,015
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             153
Mortality & expense charges                                                                (181)
                                                                              ------------------
Net investment income (loss)                                                                (28)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (19)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                     (1,945)
                                                                              ------------------
Net gain (loss)                                                                          (1,964)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (1,992)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             (28)  $            (30)
Net realized gain (loss)                                                (19)            (1,378)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                 (1,945)               799
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    (1,992)              (609)
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                 --                 25
Cost of units redeemed                                                   --             (7,249)
Account charges                                                          --                (40)
                                                          ------------------  -----------------
Increase (decrease)                                                      --             (7,264)
                                                          ------------------  -----------------
Net increase (decrease)                                              (1,992)            (7,873)
Net assets, beginning                                                14,803             22,676
                                                          ------------------  -----------------
Net assets, ending                                        $          12,811   $         14,803
                                                          ==================  =================

Units sold                                                                1                 47
Units redeemed                                                           --            (14,616)
                                                          ------------------  -----------------
Net increase (decrease)                                                   1            (14,569)
Units outstanding, beginning                                         27,014             41,583
                                                          ------------------  -----------------
Units outstanding, ending                                            27,015             27,014
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        574,101
Cost of units redeemed/account charges                                               (448,266)
Net investment income (loss)                                                           (4,982)
Net realized gain (loss)                                                             (104,839)
Realized gain distributions                                                                 6
Net change in unrealized appreciation (depreciation)                                   (3,209)
                                                                             -----------------
Net assets                                                                   $         12,811
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.47                  27  $               13               1.25%              -13.5%
12/31/2017                     0.55                  27                  15               1.25%                0.5%
12/31/2016                     0.55                  42                  23               1.25%                9.0%
12/31/2015                     0.50                  41                  21               1.25%              -25.6%
12/31/2014                     0.67                 574                 386               1.25%              -20.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.48                   0  $                0               1.00%              -13.2%
12/31/2017                     0.56                   0                   0               1.00%                0.7%
12/31/2016                     0.55                   0                   0               1.00%                9.2%
12/31/2015                     0.51                   0                   0               1.00%              -25.4%
12/31/2014                     0.68                   0                   0               1.00%              -19.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.49                   0  $                0               0.75%              -13.0%
12/31/2017                     0.57                   0                   0               0.75%                1.0%
12/31/2016                     0.56                   0                   0               0.75%                9.5%
12/31/2015                     0.51                   0                   0               0.75%              -25.2%
12/31/2014                     0.68                   0                   0               0.75%              -19.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.50                   0  $                0               0.50%              -12.8%
12/31/2017                     0.57                   0                   0               0.50%                1.2%
12/31/2016                     0.57                   0                   0               0.50%                9.8%
12/31/2015                     0.52                   0                   0               0.50%              -25.0%
12/31/2014                     0.69                   0                   0               0.50%              -19.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.51                   0  $                0               0.25%              -12.6%
12/31/2017                     0.58                   0                   0               0.25%                1.5%
12/31/2016                     0.57                   0                   0               0.25%               10.1%
12/31/2015                     0.52                   0                   0               0.25%              -24.9%
12/31/2014                     0.69                   0                   0               0.25%              -19.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.52                   0  $                0               0.00%              -12.4%
12/31/2017                     0.59                   0                   0               0.00%                1.7%
12/31/2016                     0.58                   0                   0               0.00%               10.3%
12/31/2015                     0.53                   0                   0               0.00%              -24.7%
12/31/2014                     0.70                   0                   0               0.00%              -19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                RUSSELL EMERGING MARKETS S CLASS - 782493746

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      306,769   $       354,735           18,216
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (385)
                                     ---------------
Net assets                           $      306,384
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       306,384         161,706  $         1.89
Band 100                                        --              --            1.94
Band 75                                         --              --            1.99
Band 50                                         --              --            2.04
Band 25                                         --              --            2.09
Band 0                                          --              --            2.15
                                   ---------------  --------------
 Total                             $       306,384         161,706
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          6,232
Mortality & expense charges                                                           (5,631)
                                                                            -----------------
Net investment income (loss)                                                             601
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,957
Realized gain distributions                                                            9,629
Net change in unrealized appreciation (depreciation)                                (113,138)
                                                                            -----------------
Net gain (loss)                                                                      (92,552)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (91,951)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            601   $           (898)
Net realized gain (loss)                                           10,957             53,013
Realized gain distributions                                         9,629                 --
Net change in unrealized appreciation (depreciation)             (113,138)            65,893
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (91,951)           118,008
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          183,298            178,025
Cost of units redeemed                                           (150,769)          (528,285)
Account charges                                                      (447)              (404)
                                                         -----------------  -----------------
Increase (decrease)                                                32,082           (350,664)
                                                         -----------------  -----------------
Net increase (decrease)                                           (59,869)          (232,656)
Net assets, beginning                                             366,253            598,909
                                                         -----------------  -----------------
Net assets, ending                                       $        306,384   $        366,253
                                                         =================  =================

Units sold                                                         79,591             88,968
Units redeemed                                                    (76,860)          (277,745)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,731           (188,777)
Units outstanding, beginning                                      158,975            347,752
                                                         -----------------  -----------------
Units outstanding, ending                                         161,706            158,975
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,872,775
Cost of units redeemed/account charges                                            (1,597,273)
Net investment income (loss)                                                          (7,443)
Net realized gain (loss)                                                              62,920
Realized gain distributions                                                           23,371
Net change in unrealized appreciation (depreciation)                                 (47,966)
                                                                            -----------------
Net assets                                                                  $        306,384
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                 162  $              306               1.25%              -17.8%
12/31/2017                     2.30                 159                 366               1.25%               33.8%
12/31/2016                     1.72                 348                 599               1.25%               10.1%
12/31/2015                     1.56                 351                 550               1.25%              -16.6%
12/31/2014                     1.88                 162                 303               1.25%               -3.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               1.00%              -17.6%
12/31/2017                     2.36                   0                   0               1.00%               34.1%
12/31/2016                     1.76                   0                   0               1.00%               10.4%
12/31/2015                     1.59                   0                   0               1.00%              -16.4%
12/31/2014                     1.90                   0                   0               1.00%               -3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.99                   0  $                0               0.75%              -17.3%
12/31/2017                     2.41                   0                   0               0.75%               34.4%
12/31/2016                     1.79                   0                   0               0.75%               10.6%
12/31/2015                     1.62                   0                   0               0.75%              -16.1%
12/31/2014                     1.93                   0                   0               0.75%               -3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.50%              -17.1%
12/31/2017                     2.47                   0                   0               0.50%               34.8%
12/31/2016                     1.83                   0                   0               0.50%               10.9%
12/31/2015                     1.65                   0                   0               0.50%              -15.9%
12/31/2014                     1.96                   0                   0               0.50%               -3.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.09                   0  $                0               0.25%              -16.9%
12/31/2017                     2.52                   0                   0               0.25%               35.1%
12/31/2016                     1.87                   0                   0               0.25%               11.2%
12/31/2015                     1.68                   0                   0               0.25%              -15.7%
12/31/2014                     1.99                   0                   0               0.25%               -2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               0.00%              -16.7%
12/31/2017                     2.58                   0                   0               0.00%               35.4%
12/31/2016                     1.90                   0                   0               0.00%               11.5%
12/31/2015                     1.71                   0                   0               0.00%              -15.5%
12/31/2014                     2.02                   0                   0               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.7%
    2016        1.1%
    2015        0.2%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               RUSSELL GLOBAL EQUITY FUND S CLASS - 782478119

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,791  $         2,198              211
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,791
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,791             768  $          2.33
Band 100                                        --              --             2.39
Band 75                                         --              --             2.45
Band 50                                         --              --             2.51
Band 25                                         --              --             2.58
Band 0                                          --              --             2.64
                                    --------------  --------------
 Total                              $        1,791             768
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             22
Mortality & expense charges                                                                 (29)
                                                                               -----------------
Net investment income (loss)                                                                 (7)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      2
Realized gain distributions                                                                 220
Net change in unrealized appreciation (depreciation)                                       (441)
                                                                               -----------------
Net gain (loss)                                                                            (219)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $           (226)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             (7)  $            (32)
Net realized gain (loss)                                                 2                197
Realized gain distributions                                            220                252
Net change in unrealized appreciation (depreciation)                  (441)               237
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                     (226)               654
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               588              1,022
Cost of units redeemed                                                (874)            (3,162)
Account charges                                                         (3)                --
                                                          -----------------  -----------------
Increase (decrease)                                                   (289)            (2,140)
                                                          -----------------  -----------------
Net increase (decrease)                                               (515)            (1,486)
Net assets, beginning                                                2,306              3,792
                                                          -----------------  -----------------
Net assets, ending                                        $          1,791   $          2,306
                                                          =================  =================

Units sold                                                             226                436
Units redeemed                                                        (346)            (1,325)
                                                          -----------------  -----------------
Net increase (decrease)                                               (120)              (889)
Units outstanding, beginning                                           888              1,777
                                                          -----------------  -----------------
Units outstanding, ending                                              768                888
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $          5,238
Cost of units redeemed/account charges                                                 (4,095)
Net investment income (loss)                                                                2
Net realized gain (loss)                                                                  203
Realized gain distributions                                                               850
Net change in unrealized appreciation (depreciation)                                     (407)
                                                                             -----------------
Net assets                                                                   $          1,791
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                   1  $                2               1.25%              -10.2%
12/31/2017                     2.60                   1                   2               1.25%               21.7%
12/31/2016                     2.13                   2                   4               1.25%                6.1%
12/31/2015                     2.01                   1                   2               1.25%               -1.6%
12/31/2014                     2.04                   0                   0               1.25%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               1.00%              -10.0%
12/31/2017                     2.66                   0                   0               1.00%               22.0%
12/31/2016                     2.18                   0                   0               1.00%                6.4%
12/31/2015                     2.05                   0                   0               1.00%               -1.3%
12/31/2014                     2.07                   0                   0               1.00%                3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.45                   0  $                0               0.75%               -9.8%
12/31/2017                     2.72                   0                   0               0.75%               22.3%
12/31/2016                     2.22                   0                   0               0.75%                6.6%
12/31/2015                     2.08                   0                   0               0.75%               -1.1%
12/31/2014                     2.11                   0                   0               0.75%                3.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.51                   0  $                0               0.50%               -9.6%
12/31/2017                     2.78                   0                   0               0.50%               22.6%
12/31/2016                     2.27                   0                   0               0.50%                6.9%
12/31/2015                     2.12                   0                   0               0.50%               -0.8%
12/31/2014                     2.14                   0                   0               0.50%                4.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.58                   0  $                0               0.25%               -9.3%
12/31/2017                     2.84                   0                   0               0.25%               22.9%
12/31/2016                     2.31                   0                   0               0.25%                7.2%
12/31/2015                     2.16                   0                   0               0.25%               -0.6%
12/31/2014                     2.17                   0                   0               0.25%                4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.64                   0  $                0               0.00%               -9.1%
12/31/2017                     2.91                   0                   0               0.00%               23.2%
12/31/2016                     2.36                   0                   0               0.00%                7.4%
12/31/2015                     2.20                   0                   0               0.00%               -0.3%
12/31/2014                     2.20                   0                   0               0.00%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        0.5%
    2016        1.7%
    2015        2.1%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     RUSSELL GLOBAL INFRASTRUCTURE FUND S CLASS - 782494256 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.49
Band 100                                        --              --            1.51
Band 75                                         --              --            1.54
Band 50                                         --              --            1.57
Band 25                                         --              --            1.60
Band 0                                          --              --            1.62
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               1.25%              -11.1%
12/31/2017                     1.67                   0                   0               1.25%               17.3%
12/31/2016                     1.42                   0                   0               1.25%                7.8%
12/31/2015                     1.32                   0                   0               1.25%               -8.5%
12/31/2014                     1.44                   0                   0               1.25%                9.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               1.00%              -10.9%
12/31/2017                     1.70                   0                   0               1.00%               17.6%
12/31/2016                     1.44                   0                   0               1.00%                8.0%
12/31/2015                     1.34                   0                   0               1.00%               -8.3%
12/31/2014                     1.46                   0                   0               1.00%                9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               0.75%              -10.6%
12/31/2017                     1.72                   0                   0               0.75%               17.9%
12/31/2016                     1.46                   0                   0               0.75%                8.3%
12/31/2015                     1.35                   0                   0               0.75%               -8.1%
12/31/2014                     1.47                   0                   0               0.75%               10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               0.50%              -10.4%
12/31/2017                     1.75                   0                   0               0.50%               18.2%
12/31/2016                     1.48                   0                   0               0.50%                8.6%
12/31/2015                     1.36                   0                   0               0.50%               -7.9%
12/31/2014                     1.48                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.25%              -10.2%
12/31/2017                     1.78                   0                   0               0.25%               18.5%
12/31/2016                     1.50                   0                   0               0.25%                8.8%
12/31/2015                     1.38                   0                   0               0.25%               -7.6%
12/31/2014                     1.49                   0                   0               0.25%               10.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.00%              -10.0%
12/31/2017                     1.80                   0                   0               0.00%               18.8%
12/31/2016                     1.52                   0                   0               0.00%                9.1%
12/31/2015                     1.39                   0                   0               0.00%               -7.4%
12/31/2014                     1.50                   0                   0               0.00%               10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     RUSSELL GLOBAL OPPORTUNISTIC CREDIT S CLASS - 782494199 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.27
Band 100                                        --              --            1.30
Band 75                                         --              --            1.32
Band 50                                         --              --            1.34
Band 25                                         --              --            1.37
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.25%               -4.4%
12/31/2017                     1.33                   0                   0               1.25%                8.4%
12/31/2016                     1.23                   0                   0               1.25%               10.1%
12/31/2015                     1.12                   0                   0               1.25%               -4.3%
12/31/2014                     1.17                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%               -4.2%
12/31/2017                     1.35                   0                   0               1.00%                8.7%
12/31/2016                     1.24                   0                   0               1.00%               10.4%
12/31/2015                     1.13                   0                   0               1.00%               -4.0%
12/31/2014                     1.17                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -3.9%
12/31/2017                     1.37                   0                   0               0.75%                8.9%
12/31/2016                     1.26                   0                   0               0.75%               10.7%
12/31/2015                     1.14                   0                   0               0.75%               -3.8%
12/31/2014                     1.18                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -3.7%
12/31/2017                     1.40                   0                   0               0.50%                9.2%
12/31/2016                     1.28                   0                   0               0.50%               11.0%
12/31/2015                     1.15                   0                   0               0.50%               -3.6%
12/31/2014                     1.19                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%               -3.4%
12/31/2017                     1.42                   0                   0               0.25%                9.5%
12/31/2016                     1.29                   0                   0               0.25%               11.3%
12/31/2015                     1.16                   0                   0               0.25%               -3.3%
12/31/2014                     1.20                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%               -3.2%
12/31/2017                     1.44                   0                   0               0.00%                9.8%
12/31/2016                     1.31                   0                   0               0.00%               11.5%
12/31/2015                     1.18                   0                   0               0.00%               -3.1%
12/31/2014                     1.21                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL REAL ESTATE SECURITIES FUND S CLASS - 782493761

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $       728,283   $      833,249           23,878
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (11,690)
                                     ----------------
Net assets                           $       716,593
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       716,593         341,276  $         2.10
Band 100                                        --              --            2.15
Band 75                                         --              --            2.21
Band 50                                         --              --            2.26
Band 25                                         --              --            2.32
Band 0                                          --              --            2.38
                                   ---------------  --------------
 Total                             $       716,593         341,276
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         37,792
Mortality & expense charges                                                          (15,139)
                                                                            -----------------
Net investment income (loss)                                                          22,653
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (116,880)
Realized gain distributions                                                            6,868
Net change in unrealized appreciation (depreciation)                                 (16,542)
                                                                            -----------------
Net gain (loss)                                                                     (126,554)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (103,901)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         22,653   $         19,946
Net realized gain (loss)                                         (116,880)           (31,603)
Realized gain distributions                                         6,868             88,102
Net change in unrealized appreciation (depreciation)              (16,542)            42,049
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (103,901)           118,494
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          133,800            991,532
Cost of units redeemed                                         (1,082,928)          (275,280)
Account charges                                                      (493)              (570)
                                                         -----------------  -----------------
Increase (decrease)                                              (949,621)           715,682
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,053,522)           834,176
Net assets, beginning                                           1,770,115            935,939
                                                         -----------------  -----------------
Net assets, ending                                       $        716,593   $      1,770,115
                                                         =================  =================

Units sold                                                         60,840            454,759
Units redeemed                                                   (502,209)          (128,102)
                                                         -----------------  -----------------
Net increase (decrease)                                          (441,369)           326,657
Units outstanding, beginning                                      782,645            455,988
                                                         -----------------  -----------------
Units outstanding, ending                                         341,276            782,645
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,052,741
Cost of units redeemed/account charges                                           (5,053,738)
Net investment income (loss)                                                        234,203
Net realized gain (loss)                                                            207,201
Realized gain distributions                                                         381,152
Net change in unrealized appreciation (depreciation)                               (104,966)
                                                                            ----------------
Net assets                                                                  $       716,593
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10                 341  $              717               1.25%               -7.2%
12/31/2017                     2.26                 783               1,770               1.25%               10.2%
12/31/2016                     2.05                 456                 936               1.25%                1.5%
12/31/2015                     2.02                 421                 852               1.25%               -1.3%
12/31/2014                     2.05                 411                 843               1.25%               13.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15                   0  $                0               1.00%               -6.9%
12/31/2017                     2.31                   0                   0               1.00%               10.5%
12/31/2016                     2.09                   0                   0               1.00%                1.7%
12/31/2015                     2.06                   0                   0               1.00%               -1.1%
12/31/2014                     2.08                   0                   0               1.00%               13.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21                   0  $                0               0.75%               -6.7%
12/31/2017                     2.37                   0                   0               0.75%               10.7%
12/31/2016                     2.14                   0                   0               0.75%                2.0%
12/31/2015                     2.09                   0                   0               0.75%               -0.8%
12/31/2014                     2.11                   0                   0               0.75%               13.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.26                   0  $                0               0.50%               -6.5%
12/31/2017                     2.42                   0                   0               0.50%               11.0%
12/31/2016                     2.18                   0                   0               0.50%                2.3%
12/31/2015                     2.13                   0                   0               0.50%               -0.6%
12/31/2014                     2.14                   0                   0               0.50%               14.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.32                   0  $                0               0.25%               -6.2%
12/31/2017                     2.48                   0                   0               0.25%               11.3%
12/31/2016                     2.22                   0                   0               0.25%                2.5%
12/31/2015                     2.17                   0                   0               0.25%               -0.3%
12/31/2014                     2.18                   0                   0               0.25%               14.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.00%               -6.0%
12/31/2017                     2.53                   0                   0               0.00%               11.6%
12/31/2016                     2.27                   0                   0               0.00%                2.8%
12/31/2015                     2.21                   0                   0               0.00%               -0.1%
12/31/2014                     2.21                   0                   0               0.00%               14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.6%
    2016        4.7%
    2015        1.8%
    2014        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   RUSSELL INTERNATIONAL DEVELOPED MARKETS S CLASS - 782494488 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.54
Band 100                                        --              --            1.57
Band 75                                         --              --            1.62
Band 50                                         --              --            1.66
Band 25                                         --              --            1.70
Band 0                                          --              --            1.74
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   0  $                0               1.25%              -16.4%
12/31/2017                     1.84                   0                   0               1.25%               23.5%
12/31/2016                     1.49                   0                   0               1.25%                1.1%
12/31/2015                     1.47                   0                   0               1.25%               -1.9%
12/31/2014                     1.50                   0                   0               1.25%               -6.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                   0  $                0               1.00%              -16.2%
12/31/2017                     1.88                   0                   0               1.00%               23.8%
12/31/2016                     1.52                   0                   0               1.00%                1.4%
12/31/2015                     1.50                   0                   0               1.00%               -1.6%
12/31/2014                     1.52                   0                   0               1.00%               -6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.62                   0  $                0               0.75%              -16.0%
12/31/2017                     1.92                   0                   0               0.75%               24.1%
12/31/2016                     1.55                   0                   0               0.75%                1.6%
12/31/2015                     1.52                   0                   0               0.75%               -1.4%
12/31/2014                     1.55                   0                   0               0.75%               -6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.50%              -15.8%
12/31/2017                     1.97                   0                   0               0.50%               24.4%
12/31/2016                     1.58                   0                   0               0.50%                1.9%
12/31/2015                     1.55                   0                   0               0.50%               -1.1%
12/31/2014                     1.57                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.25%              -15.5%
12/31/2017                     2.01                   0                   0               0.25%               24.7%
12/31/2016                     1.61                   0                   0               0.25%                2.2%
12/31/2015                     1.58                   0                   0               0.25%               -0.9%
12/31/2014                     1.59                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.00%              -15.3%
12/31/2017                     2.06                   0                   0               0.00%               25.0%
12/31/2016                     1.65                   0                   0               0.00%                2.4%
12/31/2015                     1.61                   0                   0               0.00%               -0.6%
12/31/2014                     1.62                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           RUSSELL INVESTMENT GRADE BOND FUND S CLASS - 782494835

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       312,608   $       328,608           15,160
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (5,964)
                                     ----------------
Net assets                           $       306,644
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       306,644         223,982  $         1.37
Band 100                                        --              --            1.40
Band 75                                         --              --            1.44
Band 50                                         --              --            1.48
Band 25                                         --              --            1.51
Band 0                                          --              --            1.55
                                   ---------------  --------------
 Total                             $       306,644         223,982
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,074
Mortality & expense charges                                                             (4,103)
                                                                              -----------------
Net investment income (loss)                                                             3,971
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,403)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (6,224)
                                                                              -----------------
Net gain (loss)                                                                        (11,627)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (7,656)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          3,971   $            650
Net realized gain (loss)                                            (5,403)              (893)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (6,224)             7,538
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (7,656)             7,295
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            44,275             61,909
Cost of units redeemed                                             (99,728)           (23,199)
Account charges                                                        (13)               (48)
                                                          -----------------  -----------------
Increase (decrease)                                                (55,466)            38,662
                                                          -----------------  -----------------
Net increase (decrease)                                            (63,122)            45,957
Net assets, beginning                                              369,766            323,809
                                                          -----------------  -----------------
Net assets, ending                                        $        306,644   $        369,766
                                                          =================  =================

Units sold                                                          32,574             44,461
Units redeemed                                                     (73,268)           (16,629)
                                                          -----------------  -----------------
Net increase (decrease)                                            (40,694)            27,832
Units outstanding, beginning                                       264,676            236,844
                                                          -----------------  -----------------
Units outstanding, ending                                          223,982            264,676
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        440,012
Cost of units redeemed/account charges                                                (134,942)
Net investment income (loss)                                                             8,987
Net realized gain (loss)                                                                (6,293)
Realized gain distributions                                                             14,880
Net change in unrealized appreciation (depreciation)                                   (16,000)
                                                                              -----------------
Net assets                                                                    $        306,644
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                 224  $              307               1.25%               -2.0%
12/31/2017                     1.40                 265                 370               1.25%                2.2%
12/31/2016                     1.37                 237                 324               1.25%                1.2%
12/31/2015                     1.35                 212                 286               1.25%               -0.7%
12/31/2014                     1.36                   0                   0               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               1.00%               -1.8%
12/31/2017                     1.43                   0                   0               1.00%                2.4%
12/31/2016                     1.39                   0                   0               1.00%                1.5%
12/31/2015                     1.37                   0                   0               1.00%               -0.5%
12/31/2014                     1.38                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.75%               -1.5%
12/31/2017                     1.46                   0                   0               0.75%                2.7%
12/31/2016                     1.42                   0                   0               0.75%                1.7%
12/31/2015                     1.40                   0                   0               0.75%               -0.2%
12/31/2014                     1.40                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.50%               -1.3%
12/31/2017                     1.49                   0                   0               0.50%                3.0%
12/31/2016                     1.45                   0                   0               0.50%                2.0%
12/31/2015                     1.42                   0                   0               0.50%                0.0%
12/31/2014                     1.42                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                   0  $                0               0.25%               -1.0%
12/31/2017                     1.53                   0                   0               0.25%                3.2%
12/31/2016                     1.48                   0                   0               0.25%                2.2%
12/31/2015                     1.45                   0                   0               0.25%                0.3%
12/31/2014                     1.45                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                   0  $                0               0.00%               -0.8%
12/31/2017                     1.56                   0                   0               0.00%                3.5%
12/31/2016                     1.51                   0                   0               0.00%                2.5%
12/31/2015                     1.47                   0                   0               0.00%                0.5%
12/31/2014                     1.47                   0                   0               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.4%
    2016        2.2%
    2015        1.9%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R1 CLASS - 782478366

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,241,512  $      1,425,291          122,679
                                                      ================  ===============
Receivables: investments sold                    307
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,241,819
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,241,819         676,933  $          1.83
Band 100                                        --              --             1.88
Band 75                                         --              --             1.93
Band 50                                         --              --             1.98
Band 25                                         --              --             2.03
Band 0                                          --              --             2.08
                                    --------------  --------------
 Total                              $    1,241,819         676,933
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         74,670
Mortality & expense charges                                                            (16,492)
                                                                              -----------------
Net investment income (loss)                                                            58,178
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (4,099)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                  (150,437)
                                                                              -----------------
Net gain (loss)                                                                       (154,536)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (96,358)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         58,178   $         11,935
Net realized gain (loss)                                           (4,099)          (102,666)
Realized gain distributions                                            --             39,143
Net change in unrealized appreciation (depreciation)             (150,437)           205,659
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (96,358)           154,071
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          167,590            333,489
Cost of units redeemed                                            (96,490)        (1,840,087)
Account charges                                                    (3,761)            (3,338)
                                                         -----------------  -----------------
Increase (decrease)                                                67,339         (1,509,936)
                                                         -----------------  -----------------
Net increase (decrease)                                           (29,019)        (1,355,865)
Net assets, beginning                                           1,270,838          2,626,703
                                                         -----------------  -----------------
Net assets, ending                                       $      1,241,819   $      1,270,838
                                                         =================  =================

Units sold                                                         85,533            180,940
Units redeemed                                                    (51,724)          (989,564)
                                                         -----------------  -----------------
Net increase (decrease)                                            33,809           (808,624)
Units outstanding, beginning                                      643,124          1,451,748
                                                         -----------------  -----------------
Units outstanding, ending                                         676,933            643,124
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     33,849,093
Cost of units redeemed/account charges                                           (37,325,833)
Net investment income (loss)                                                       1,029,638
Net realized gain (loss)                                                           3,493,768
Realized gain distributions                                                          378,932
Net change in unrealized appreciation (depreciation)                                (183,779)
                                                                            -----------------
Net assets                                                                  $      1,241,819
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                 677  $            1,242               1.25%               -7.2%
12/31/2017                     1.98                 643               1,271               1.25%                9.2%
12/31/2016                     1.81               1,452               2,627               1.25%                7.8%
12/31/2015                     1.68               1,724               2,893               1.25%               -3.4%
12/31/2014                     1.74               7,656              13,306               1.25%                3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               1.00%               -6.9%
12/31/2017                     2.02                   0                   0               1.00%                9.5%
12/31/2016                     1.85                   0                   0               1.00%                8.1%
12/31/2015                     1.71                   0                   0               1.00%               -3.2%
12/31/2014                     1.76                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.75%               -6.7%
12/31/2017                     2.07                   0                   0               0.75%                9.8%
12/31/2016                     1.88                   0                   0               0.75%                8.3%
12/31/2015                     1.74                   0                   0               0.75%               -2.9%
12/31/2014                     1.79                   0                   0               0.75%                4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.50%               -6.5%
12/31/2017                     2.11                   0                   0               0.50%               10.0%
12/31/2016                     1.92                   0                   0               0.50%                8.6%
12/31/2015                     1.77                   0                   0               0.50%               -2.7%
12/31/2014                     1.82                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               0.25%               -6.2%
12/31/2017                     2.16                   0                   0               0.25%               10.3%
12/31/2016                     1.96                   0                   0               0.25%                8.9%
12/31/2015                     1.80                   0                   0               0.25%               -2.5%
12/31/2014                     1.85                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.00%               -6.0%
12/31/2017                     2.21                   0                   0               0.00%               10.6%
12/31/2016                     2.00                   0                   0               0.00%                9.1%
12/31/2015                     1.83                   0                   0               0.00%               -2.2%
12/31/2014                     1.87                   0                   0               0.00%                4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.9%
    2017        1.6%
    2016        2.8%
    2015        1.6%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R5 CLASS - 78249R669

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,726,613   $     5,105,804          472,189
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,040)
                                     ----------------
Net assets                           $     4,725,573
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,844,457       2,307,119  $          1.67
Band 100                                    723,770         418,743             1.73
Band 75                                          --              --             1.79
Band 50                                     157,346          84,614             1.86
Band 25                                          --              --             1.93
Band 0                                           --              --             2.00
                                    ---------------  --------------
 Total                              $     4,725,573       2,810,476
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        269,786
Mortality & expense charges                                                          (64,660)
                                                                            -----------------
Net investment income (loss)                                                         205,126
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              59,361
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (664,235)
                                                                            -----------------
Net gain (loss)                                                                     (604,874)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (399,748)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        205,126   $         59,416
Net realized gain (loss)                                           59,361            191,185
Realized gain distributions                                            --            183,548
Net change in unrealized appreciation (depreciation)             (664,235)           124,938
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (399,748)           559,087
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          689,120            520,605
Cost of units redeemed                                         (1,453,581)        (3,164,783)
Account charges                                                    (1,844)            (3,307)
                                                         -----------------  -----------------
Increase (decrease)                                              (766,305)        (2,647,485)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,166,053)        (2,088,398)
Net assets, beginning                                           5,891,626          7,980,024
                                                         -----------------  -----------------
Net assets, ending                                       $      4,725,573   $      5,891,626
                                                         =================  =================

Units sold                                                        389,895            365,009
Units redeemed                                                   (808,624)        (1,863,684)
                                                         -----------------  -----------------
Net increase (decrease)                                          (418,729)        (1,498,675)
Units outstanding, beginning                                    3,229,205          4,727,880
                                                         -----------------  -----------------
Units outstanding, ending                                       2,810,476          3,229,205
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     60,204,754
Cost of units redeemed/account charges                                           (60,045,474)
Net investment income (loss)                                                       1,944,633
Net realized gain (loss)                                                           1,009,388
Realized gain distributions                                                        1,991,463
Net change in unrealized appreciation (depreciation)                                (379,191)
                                                                            -----------------
Net assets                                                                  $      4,725,573
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67               2,307  $            3,844               1.25%               -7.7%
12/31/2017                     1.80               2,524               4,556               1.25%                8.6%
12/31/2016                     1.66               3,583               5,957               1.25%                7.3%
12/31/2015                     1.55               4,556               7,059               1.25%               -3.9%
12/31/2014                     1.61               5,379               8,670               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                 419  $              724               1.00%               -7.4%
12/31/2017                     1.87                 558               1,042               1.00%                8.8%
12/31/2016                     1.72                 668               1,146               1.00%                7.6%
12/31/2015                     1.60                 570                 909               1.00%               -3.6%
12/31/2014                     1.66                 664               1,099               1.00%                3.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.75%               -7.2%
12/31/2017                     1.93                   0                   0               0.75%                9.1%
12/31/2016                     1.77                   0                   0               0.75%                7.8%
12/31/2015                     1.64                   0                   0               0.75%               -3.4%
12/31/2014                     1.70                   0                   0               0.75%                3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                  85  $              157               0.50%               -7.0%
12/31/2017                     2.00                 147                 294               0.50%                9.4%
12/31/2016                     1.83                 434                 792               0.50%                8.1%
12/31/2015                     1.69                 511                 865               0.50%               -3.1%
12/31/2014                     1.75                 535                 933               0.50%                3.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.25%               -6.7%
12/31/2017                     2.07                   0                   0               0.25%                9.6%
12/31/2016                     1.89                   0                   0               0.25%                8.4%
12/31/2015                     1.74                   0                   0               0.25%               -2.9%
12/31/2014                     1.79                   0                   0               0.25%                4.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.00%               -6.5%
12/31/2017                     2.14                   0                   0               0.00%                9.9%
12/31/2016                     1.95                  43                  85               0.00%                8.7%
12/31/2015                     1.79                  38                  67               0.00%               -2.7%
12/31/2014                     1.84                  35                  65               0.00%                4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.1%
    2017        1.9%
    2016        2.2%
    2015        1.7%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R1 CLASS - 782478325

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       129,616   $       138,787           14,012
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (21)
                                     ----------------
Net assets                           $       129,595
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       129,595          84,995  $         1.52
Band 100                                        --              --            1.56
Band 75                                         --              --            1.60
Band 50                                         --              --            1.64
Band 25                                         --              --            1.69
Band 0                                          --              --            1.73
                                   ---------------  --------------
 Total                             $       129,595          84,995
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          4,107
Mortality & expense charges                                                             (1,856)
                                                                              -----------------
Net investment income (loss)                                                             2,251
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (953)
Realized gain distributions                                                                928
Net change in unrealized appreciation (depreciation)                                    (7,161)
                                                                              -----------------
Net gain (loss)                                                                         (7,186)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (4,935)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,251   $          1,827
Net realized gain (loss)                                             (953)               288
Realized gain distributions                                           928              2,506
Net change in unrealized appreciation (depreciation)               (7,161)             5,431
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,935)            10,052
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            8,978            244,464
Cost of units redeemed                                            (78,000)          (261,621)
Account charges                                                       (68)               (56)
                                                         -----------------  -----------------
Increase (decrease)                                               (69,090)           (17,213)
                                                         -----------------  -----------------
Net increase (decrease)                                           (74,025)            (7,161)
Net assets, beginning                                             203,620            210,781
                                                         -----------------  -----------------
Net assets, ending                                       $        129,595   $        203,620
                                                         =================  =================

Units sold                                                          6,868            157,230
Units redeemed                                                    (50,783)          (167,897)
                                                         -----------------  -----------------
Net increase (decrease)                                           (43,915)           (10,667)
Units outstanding, beginning                                      128,910            139,577
                                                         -----------------  -----------------
Units outstanding, ending                                          84,995            128,910
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     4,267,895
Cost of units redeemed/account charges                                           (4,560,843)
Net investment income (loss)                                                        161,155
Net realized gain (loss)                                                            196,013
Realized gain distributions                                                          74,546
Net change in unrealized appreciation (depreciation)                                 (9,171)
                                                                            ----------------
Net assets                                                                  $       129,595
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                  85  $              130               1.25%               -3.5%
12/31/2017                     1.58                 129                 204               1.25%                4.6%
12/31/2016                     1.51                 140                 211               1.25%                4.3%
12/31/2015                     1.45                 336                 487               1.25%               -2.5%
12/31/2014                     1.48                 378                 561               1.25%                2.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               1.00%               -3.2%
12/31/2017                     1.62                   0                   0               1.00%                4.9%
12/31/2016                     1.54                   0                   0               1.00%                4.6%
12/31/2015                     1.47                   0                   0               1.00%               -2.2%
12/31/2014                     1.51                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.75%               -3.0%
12/31/2017                     1.65                   0                   0               0.75%                5.1%
12/31/2016                     1.57                   0                   0               0.75%                4.9%
12/31/2015                     1.50                   0                   0               0.75%               -2.0%
12/31/2014                     1.53                   0                   0               0.75%                3.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.50%               -2.7%
12/31/2017                     1.69                   0                   0               0.50%                5.4%
12/31/2016                     1.60                   0                   0               0.50%                5.1%
12/31/2015                     1.53                   0                   0               0.50%               -1.7%
12/31/2014                     1.55                   0                   0               0.50%                3.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.25%               -2.5%
12/31/2017                     1.73                   0                   0               0.25%                5.6%
12/31/2016                     1.64                   0                   0               0.25%                5.4%
12/31/2015                     1.55                   0                   0               0.25%               -1.5%
12/31/2014                     1.58                   0                   0               0.25%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.73                   0  $                0               0.00%               -2.2%
12/31/2017                     1.77                   0                   0               0.00%                5.9%
12/31/2016                     1.67                   0                   0               0.00%                5.7%
12/31/2015                     1.58                   0                   0               0.00%               -1.3%
12/31/2014                     1.60                   0                   0               0.00%                4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        2.3%
    2016        2.9%
    2015        2.6%
    2014        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R5 CLASS - 78249R693

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      627,133   $       699,161           67,579
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (807)
                                     ---------------
Net assets                           $      626,326
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       385,704         279,682  $         1.38
Band 100                                   193,230         135,082            1.43
Band 75                                         --              --            1.48
Band 50                                     47,392          30,795            1.54
Band 25                                         --              --            1.60
Band 0                                          --              --            1.66
                                   ---------------  --------------
 Total                             $       626,326         445,559
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         16,268
Mortality & expense charges                                                            (9,857)
                                                                             -----------------
Net investment income (loss)                                                            6,411
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (41,845)
Realized gain distributions                                                             4,256
Net change in unrealized appreciation (depreciation)                                      698
                                                                             -----------------
Net gain (loss)                                                                       (36,891)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (30,480)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,411   $          8,135
Net realized gain (loss)                                          (41,845)           (18,554)
Realized gain distributions                                         4,256             15,854
Net change in unrealized appreciation (depreciation)                  698             51,554
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (30,480)            56,989
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            9,373            159,918
Cost of units redeemed                                           (655,590)          (313,236)
Account charges                                                      (241)              (346)
                                                         -----------------  -----------------
Increase (decrease)                                              (646,458)          (153,664)
                                                         -----------------  -----------------
Net increase (decrease)                                          (676,938)           (96,675)
Net assets, beginning                                           1,303,264          1,399,939
                                                         -----------------  -----------------
Net assets, ending                                       $        626,326   $      1,303,264
                                                         =================  =================

Units sold                                                          6,614            133,742
Units redeemed                                                   (447,167)          (239,407)
                                                         -----------------  -----------------
Net increase (decrease)                                          (440,553)          (105,665)
Units outstanding, beginning                                      886,112            991,777
                                                         -----------------  -----------------
Units outstanding, ending                                         445,559            886,112
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      9,480,683
Cost of units redeemed/account charges                                             (9,421,958)
Net investment income (loss)                                                          343,228
Net realized gain (loss)                                                              (15,631)
Realized gain distributions                                                           312,032
Net change in unrealized appreciation (depreciation)                                  (72,028)
                                                                             -----------------
Net assets                                                                   $        626,326
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                 280  $              386               1.25%               -4.0%
12/31/2017                     1.44                 452                 648               1.25%                4.0%
12/31/2016                     1.38                 473                 653               1.25%                3.9%
12/31/2015                     1.33                 643                 854               1.25%               -3.0%
12/31/2014                     1.37                 798               1,093               1.25%                2.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                 135  $              193               1.00%               -3.7%
12/31/2017                     1.49                 345                 513               1.00%                4.3%
12/31/2016                     1.42                 429                 611               1.00%                4.2%
12/31/2015                     1.37                 402                 550               1.00%               -2.7%
12/31/2014                     1.41                 365                 513               1.00%                2.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.75%               -3.5%
12/31/2017                     1.54                   0                   0               0.75%                4.6%
12/31/2016                     1.47                   0                   0               0.75%                4.4%
12/31/2015                     1.41                   0                   0               0.75%               -2.5%
12/31/2014                     1.44                   0                   0               0.75%                2.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                  31  $               47               0.50%               -3.2%
12/31/2017                     1.59                  89                 142               0.50%                4.8%
12/31/2016                     1.52                  89                 136               0.50%                4.7%
12/31/2015                     1.45                  85                 123               0.50%               -2.3%
12/31/2014                     1.48                  99                 147               0.50%                3.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.25%               -3.0%
12/31/2017                     1.65                   0                   0               0.25%                5.1%
12/31/2016                     1.57                   0                   0               0.25%                4.9%
12/31/2015                     1.49                   0                   0               0.25%               -2.0%
12/31/2014                     1.52                   0                   0               0.25%                3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.00%               -2.7%
12/31/2017                     1.70                   0                   0               0.00%                5.3%
12/31/2016                     1.62                   0                   0               0.00%                5.2%
12/31/2015                     1.54                   0                   0               0.00%               -1.8%
12/31/2014                     1.56                   0                   0               0.00%                3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.7%
    2016        2.7%
    2015        1.9%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R1 CLASS - 782478416

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       405,978   $       413,233           34,998
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (74)
                                     ----------------
Net assets                           $       405,904
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       405,904         204,813  $         1.98
Band 100                                        --              --            2.03
Band 75                                         --              --            2.08
Band 50                                         --              --            2.14
Band 25                                         --              --            2.19
Band 0                                          --              --            2.25
                                   ---------------  --------------
 Total                             $       405,904         204,813
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         20,746
Mortality & expense charges                                                            (6,018)
                                                                             -----------------
Net investment income (loss)                                                           14,728
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,817
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (70,539)
                                                                             -----------------
Net gain (loss)                                                                       (63,722)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (48,994)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,728   $          6,283
Net realized gain (loss)                                            6,817             72,906
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (70,539)             5,864
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (48,994)            85,053
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           37,975            136,084
Cost of units redeemed                                            (53,483)          (533,571)
Account charges                                                      (182)              (198)
                                                         -----------------  -----------------
Increase (decrease)                                               (15,690)          (397,685)
                                                         -----------------  -----------------
Net increase (decrease)                                           (64,684)          (312,632)
Net assets, beginning                                             470,588            783,220
                                                         -----------------  -----------------
Net assets, ending                                       $        405,904   $        470,588
                                                         =================  =================

Units sold                                                         17,156             65,246
Units redeemed                                                    (24,982)          (258,821)
                                                         -----------------  -----------------
Net increase (decrease)                                            (7,826)          (193,575)
Units outstanding, beginning                                      212,639            406,214
                                                         -----------------  -----------------
Units outstanding, ending                                         204,813            212,639
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,164,921
Cost of units redeemed/account charges                                           (3,299,938)
Net investment income (loss)                                                         59,554
Net realized gain (loss)                                                            488,622
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                 (7,255)
                                                                            ----------------
Net assets                                                                  $       405,904
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                 205  $              406               1.25%              -10.4%
12/31/2017                     2.21                 213                 471               1.25%               14.8%
12/31/2016                     1.93                 406                 783               1.25%                9.8%
12/31/2015                     1.76                 354                 622               1.25%               -4.9%
12/31/2014                     1.85                 470                 867               1.25%                2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               1.00%              -10.2%
12/31/2017                     2.26                   0                   0               1.00%               15.1%
12/31/2016                     1.97                   0                   0               1.00%               10.1%
12/31/2015                     1.79                   0                   0               1.00%               -4.6%
12/31/2014                     1.87                   0                   0               1.00%                2.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.75%              -10.0%
12/31/2017                     2.32                   0                   0               0.75%               15.4%
12/31/2016                     2.01                   0                   0               0.75%               10.4%
12/31/2015                     1.82                   0                   0               0.75%               -4.4%
12/31/2014                     1.90                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.50%               -9.8%
12/31/2017                     2.37                   0                   0               0.50%               15.6%
12/31/2016                     2.05                   0                   0               0.50%               10.6%
12/31/2015                     1.85                   0                   0               0.50%               -4.1%
12/31/2014                     1.93                   0                   0               0.50%                3.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.19                   0  $                0               0.25%               -9.5%
12/31/2017                     2.42                   0                   0               0.25%               15.9%
12/31/2016                     2.09                   0                   0               0.25%               10.9%
12/31/2015                     1.88                   0                   0               0.25%               -3.9%
12/31/2014                     1.96                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.25                   0  $                0               0.00%               -9.3%
12/31/2017                     2.48                   0                   0               0.00%               16.2%
12/31/2016                     2.13                   0                   0               0.00%               11.2%
12/31/2015                     1.92                   0                   0               0.00%               -3.7%
12/31/2014                     1.99                   0                   0               0.00%                3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.7%
    2017        2.2%
    2016        2.1%
    2015        1.5%
    2014        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R5 CLASS - 78249R628

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,580,734  $      1,455,587          142,408
                                                      ================  ===============
Receivables: investments sold                    146
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,580,880
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,069,730         625,173  $          1.71
Band 100                                   149,113          84,017             1.77
Band 75                                         --              --             1.84
Band 50                                    362,037         189,603             1.91
Band 25                                         --              --             1.98
Band 0                                          --              --             2.05
                                    --------------  --------------
 Total                              $    1,580,880         898,793
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         79,179
Mortality & expense charges                                                          (18,532)
                                                                            -----------------
Net investment income (loss)                                                          60,647
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              33,506
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (280,075)
                                                                            -----------------
Net gain (loss)                                                                     (246,569)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (185,922)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         60,647   $         25,137
Net realized gain (loss)                                           33,506            126,186
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (280,075)            79,880
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (185,922)           231,203
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          108,723            163,498
Cost of units redeemed                                           (122,325)          (662,753)
Account charges                                                      (442)              (523)
                                                         -----------------  -----------------
Increase (decrease)                                               (14,044)          (499,778)
                                                         -----------------  -----------------
Net increase (decrease)                                          (199,966)          (268,575)
Net assets, beginning                                           1,780,846          2,049,421
                                                         -----------------  -----------------
Net assets, ending                                       $      1,580,880   $      1,780,846
                                                         =================  =================

Units sold                                                         60,916             88,246
Units redeemed                                                    (66,431)          (380,474)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,515)          (292,228)
Units outstanding, beginning                                      904,308          1,196,536
                                                         -----------------  -----------------
Units outstanding, ending                                         898,793            904,308
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,917,773
Cost of units redeemed/account charges                                          (10,092,111)
Net investment income (loss)                                                        256,995
Net realized gain (loss)                                                            113,871
Realized gain distributions                                                         259,205
Net change in unrealized appreciation (depreciation)                                125,147
                                                                            ----------------
Net assets                                                                  $     1,580,880
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                 625  $            1,070               1.25%              -10.8%
12/31/2017                     1.92                 621               1,193               1.25%               14.1%
12/31/2016                     1.68                 921               1,548               1.25%                9.3%
12/31/2015                     1.54                 996               1,532               1.25%               -5.3%
12/31/2014                     1.63               1,211               1,968               1.25%                1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                  84  $              149               1.00%              -10.6%
12/31/2017                     1.99                  92                 184               1.00%               14.4%
12/31/2016                     1.74                  75                 131               1.00%                9.6%
12/31/2015                     1.58                 104                 165               1.00%               -5.1%
12/31/2014                     1.67                 139                 232               1.00%                1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.75%              -10.4%
12/31/2017                     2.05                   0                   0               0.75%               14.7%
12/31/2016                     1.79                   0                   0               0.75%                9.8%
12/31/2015                     1.63                   0                   0               0.75%               -4.9%
12/31/2014                     1.71                   0                   0               0.75%                2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                 190  $              362               0.50%              -10.2%
12/31/2017                     2.13                 190                 405               0.50%               15.0%
12/31/2016                     1.85                 200                 370               0.50%               10.1%
12/31/2015                     1.68                 176                 295               0.50%               -4.6%
12/31/2014                     1.76                 179                 315               0.50%                2.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.25%               -9.9%
12/31/2017                     2.20                   0                   0               0.25%               15.3%
12/31/2016                     1.91                   0                   0               0.25%               10.4%
12/31/2015                     1.73                   0                   0               0.25%               -4.4%
12/31/2014                     1.81                   0                   0               0.25%                2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.05                   0  $                0               0.00%               -9.7%
12/31/2017                     2.28                   0                   0               0.00%               15.6%
12/31/2016                     1.97                   0                   0               0.00%               10.7%
12/31/2015                     1.78                   0                   0               0.00%               -4.1%
12/31/2014                     1.86                   0                   0               0.00%                2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.7%
    2017        2.3%
    2016        1.9%
    2015        1.0%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R1 CLASS - 782478382

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    1,526,479   $     1,614,044          138,519
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (477)
                                     ---------------
Net assets                           $    1,526,002
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,526,002         795,284  $          1.92
Band 100                                        --              --             1.97
Band 75                                         --              --             2.02
Band 50                                         --              --             2.07
Band 25                                         --              --             2.12
Band 0                                          --              --             2.18
                                    --------------  --------------
 Total                              $    1,526,002         795,284
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         90,415
Mortality & expense charges                                                          (21,100)
                                                                            -----------------
Net investment income (loss)                                                          69,315
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              12,292
Realized gain distributions                                                           17,203
Net change in unrealized appreciation (depreciation)                                (244,704)
                                                                            -----------------
Net gain (loss)                                                                     (215,209)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (145,894)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         69,315   $         23,196
Net realized gain (loss)                                           12,292             97,482
Realized gain distributions                                        17,203             51,254
Net change in unrealized appreciation (depreciation)             (244,704)            53,517
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (145,894)           225,449
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          217,288            226,831
Cost of units redeemed                                           (177,894)          (857,745)
Account charges                                                    (2,246)            (1,589)
                                                         -----------------  -----------------
Increase (decrease)                                                37,148           (632,503)
                                                         -----------------  -----------------
Net increase (decrease)                                          (108,746)          (407,054)
Net assets, beginning                                           1,634,748          2,041,802
                                                         -----------------  -----------------
Net assets, ending                                       $      1,526,002   $      1,634,748
                                                         =================  =================

Units sold                                                        103,604            114,764
Units redeemed                                                    (87,754)          (433,050)
                                                         -----------------  -----------------
Net increase (decrease)                                            15,850           (318,286)
Units outstanding, beginning                                      779,434          1,097,720
                                                         -----------------  -----------------
Units outstanding, ending                                         795,284            779,434
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,664,138
Cost of units redeemed/account charges                                            (6,510,203)
Net investment income (loss)                                                         271,024
Net realized gain (loss)                                                           1,068,897
Realized gain distributions                                                          119,711
Net change in unrealized appreciation (depreciation)                                 (87,565)
                                                                            -----------------
Net assets                                                                  $      1,526,002
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                 795  $            1,526               1.25%               -8.5%
12/31/2017                     2.10                 779               1,635               1.25%               12.8%
12/31/2016                     1.86               1,098               2,042               1.25%                8.5%
12/31/2015                     1.71               1,127               1,933               1.25%               -4.4%
12/31/2014                     1.79               1,212               2,176               1.25%                2.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               1.00%               -8.3%
12/31/2017                     2.15                   0                   0               1.00%               13.0%
12/31/2016                     1.90                   0                   0               1.00%                8.8%
12/31/2015                     1.75                   0                   0               1.00%               -4.2%
12/31/2014                     1.82                   0                   0               1.00%                2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.02                   0  $                0               0.75%               -8.1%
12/31/2017                     2.19                   0                   0               0.75%               13.3%
12/31/2016                     1.94                   0                   0               0.75%                9.0%
12/31/2015                     1.78                   0                   0               0.75%               -4.0%
12/31/2014                     1.85                   0                   0               0.75%                3.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.07                   0  $                0               0.50%               -7.8%
12/31/2017                     2.24                   0                   0               0.50%               13.6%
12/31/2016                     1.98                   0                   0               0.50%                9.3%
12/31/2015                     1.81                   0                   0               0.50%               -3.7%
12/31/2014                     1.88                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12                   0  $                0               0.25%               -7.6%
12/31/2017                     2.30                   0                   0               0.25%               13.9%
12/31/2016                     2.02                   0                   0               0.25%                9.6%
12/31/2015                     1.84                   0                   0               0.25%               -3.5%
12/31/2014                     1.91                   0                   0               0.25%                3.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               0.00%               -7.4%
12/31/2017                     2.35                   0                   0               0.00%               14.2%
12/31/2016                     2.06                   0                   0               0.00%                9.8%
12/31/2015                     1.87                   0                   0               0.00%               -3.2%
12/31/2014                     1.93                   0                   0               0.00%                3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.7%
    2017        2.5%
    2016        2.6%
    2015        1.6%
    2014        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R5 CLASS - 78249R644

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,217,085   $     2,177,142          203,589
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,605)
                                     ----------------
Net assets                           $     2,215,480
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,637,616         963,121  $          1.70
Band 100                                    253,470         143,725             1.76
Band 75                                          --              --             1.83
Band 50                                     324,394         170,965             1.90
Band 25                                          --              --             1.97
Band 0                                           --              --             2.04
                                    ---------------  --------------
 Total                              $     2,215,480       1,277,811
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        120,910
Mortality & expense charges                                                          (27,667)
                                                                            -----------------
Net investment income (loss)                                                          93,243
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              72,011
Realized gain distributions                                                           24,738
Net change in unrealized appreciation (depreciation)                                (402,399)
                                                                            -----------------
Net gain (loss)                                                                     (305,650)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (212,407)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         93,243   $         35,637
Net realized gain (loss)                                           72,011            219,721
Realized gain distributions                                        24,738             85,417
Net change in unrealized appreciation (depreciation)             (402,399)            15,365
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (212,407)           356,140
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          134,407            180,758
Cost of units redeemed                                           (396,540)        (1,172,158)
Account charges                                                      (606)              (718)
                                                         -----------------  -----------------
Increase (decrease)                                              (262,739)          (992,118)
                                                         -----------------  -----------------
Net increase (decrease)                                          (475,146)          (635,978)
Net assets, beginning                                           2,690,626          3,326,604
                                                         -----------------  -----------------
Net assets, ending                                       $      2,215,480   $      2,690,626
                                                         =================  =================

Units sold                                                         92,532            104,455
Units redeemed                                                   (223,551)          (661,797)
                                                         -----------------  -----------------
Net increase (decrease)                                          (131,019)          (557,342)
Units outstanding, beginning                                    1,408,830          1,966,172
                                                         -----------------  -----------------
Units outstanding, ending                                       1,277,811          1,408,830
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,034,644
Cost of units redeemed/account charges                                           (20,394,776)
Net investment income (loss)                                                         582,984
Net realized gain (loss)                                                           1,354,479
Realized gain distributions                                                          598,206
Net change in unrealized appreciation (depreciation)                                  39,943
                                                                            -----------------
Net assets                                                                  $      2,215,480
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                 963  $            1,638               1.25%               -8.9%
12/31/2017                     1.87               1,003               1,873               1.25%               12.2%
12/31/2016                     1.67               1,494               2,487               1.25%                8.0%
12/31/2015                     1.54               1,726               2,661               1.25%               -5.0%
12/31/2014                     1.62               3,122               5,066               1.25%                2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                 144  $              253               1.00%               -8.7%
12/31/2017                     1.93                 160                 310               1.00%               12.4%
12/31/2016                     1.72                 227                 390               1.00%                8.3%
12/31/2015                     1.59                 302                 479               1.00%               -4.8%
12/31/2014                     1.67                 268                 446               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.75%               -8.5%
12/31/2017                     2.00                   0                   0               0.75%               12.7%
12/31/2016                     1.77                   0                   0               0.75%                8.5%
12/31/2015                     1.63                   0                   0               0.75%               -4.5%
12/31/2014                     1.71                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                 171  $              324               0.50%               -8.3%
12/31/2017                     2.07                 246                 508               0.50%               13.0%
12/31/2016                     1.83                 246                 450               0.50%                8.8%
12/31/2015                     1.68                 217                 366               0.50%               -4.3%
12/31/2014                     1.76                 269                 472               0.50%                2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.25%               -8.0%
12/31/2017                     2.14                   0                   0               0.25%               13.3%
12/31/2016                     1.89                   0                   0               0.25%                9.1%
12/31/2015                     1.73                   0                   0               0.25%               -4.0%
12/31/2014                     1.80                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.00%               -7.8%
12/31/2017                     2.21                   0                   0               0.00%               13.6%
12/31/2016                     1.95                   0                   0               0.00%                9.4%
12/31/2015                     1.78                   0                   0               0.00%               -3.8%
12/31/2014                     1.85                   0                   0               0.00%                3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.9%
    2017        2.3%
    2016        2.0%
    2015        1.0%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R1 CLASS - 782478341

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       511,871  $        577,576           53,542
                                                      ================  ===============
Receivables: investments sold                    466
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       512,337
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       512,337         300,858  $         1.70
Band 100                                        --              --            1.75
Band 75                                         --              --            1.79
Band 50                                         --              --            1.84
Band 25                                         --              --            1.88
Band 0                                          --              --            1.93
                                   ---------------  --------------
 Total                             $       512,337         300,858
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         22,312
Mortality & expense charges                                                             (6,575)
                                                                              -----------------
Net investment income (loss)                                                            15,737
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,343)
Realized gain distributions                                                              1,651
Net change in unrealized appreciation (depreciation)                                   (45,172)
                                                                              -----------------
Net gain (loss)                                                                        (44,864)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (29,127)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         15,737   $          5,109
Net realized gain (loss)                                            (1,343)           (14,701)
Realized gain distributions                                          1,651              5,399
Net change in unrealized appreciation (depreciation)               (45,172)            48,020
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (29,127)            43,827
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            51,608             70,805
Cost of units redeemed                                             (22,760)          (257,778)
Account charges                                                       (422)              (622)
                                                          -----------------  -----------------
Increase (decrease)                                                 28,426           (187,595)
                                                          -----------------  -----------------
Net increase (decrease)                                               (701)          (143,768)
Net assets, beginning                                              513,038            656,806
                                                          -----------------  -----------------
Net assets, ending                                        $        512,337   $        513,038
                                                          =================  =================

Units sold                                                          29,699             40,521
Units redeemed                                                     (13,722)          (147,031)
                                                          -----------------  -----------------
Net increase (decrease)                                             15,977           (106,510)
Units outstanding, beginning                                       284,881            391,391
                                                          -----------------  -----------------
Units outstanding, ending                                          300,858            284,881
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,148,360
Cost of units redeemed/account charges                                            (9,914,462)
Net investment income (loss)                                                         600,625
Net realized gain (loss)                                                           1,635,371
Realized gain distributions                                                          108,148
Net change in unrealized appreciation (depreciation)                                 (65,705)
                                                                            -----------------
Net assets                                                                  $        512,337
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                 301  $              512               1.25%               -5.4%
12/31/2017                     1.80                 285                 513               1.25%                7.3%
12/31/2016                     1.68                 391                 657               1.25%                6.5%
12/31/2015                     1.58                 391                 617               1.25%               -2.9%
12/31/2014                     1.62                 416                 676               1.25%                3.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               1.00%               -5.2%
12/31/2017                     1.84                   0                   0               1.00%                7.6%
12/31/2016                     1.71                   0                   0               1.00%                6.8%
12/31/2015                     1.60                   0                   0               1.00%               -2.6%
12/31/2014                     1.65                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.75%               -5.0%
12/31/2017                     1.88                   0                   0               0.75%                7.9%
12/31/2016                     1.75                   0                   0               0.75%                7.0%
12/31/2015                     1.63                   0                   0               0.75%               -2.4%
12/31/2014                     1.67                   0                   0               0.75%                4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.50%               -4.7%
12/31/2017                     1.93                   0                   0               0.50%                8.1%
12/31/2016                     1.78                   0                   0               0.50%                7.3%
12/31/2015                     1.66                   0                   0               0.50%               -2.2%
12/31/2014                     1.70                   0                   0               0.50%                4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.25%               -4.5%
12/31/2017                     1.97                   0                   0               0.25%                8.4%
12/31/2016                     1.82                   0                   0               0.25%                7.6%
12/31/2015                     1.69                   0                   0               0.25%               -1.9%
12/31/2014                     1.72                   0                   0               0.25%                4.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -4.2%
12/31/2017                     2.02                   0                   0               0.00%                8.7%
12/31/2016                     1.86                   0                   0               0.00%                7.8%
12/31/2015                     1.72                   0                   0               0.00%               -1.7%
12/31/2014                     1.75                   0                   0               0.00%                5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.4%
    2017        2.1%
    2016        3.5%
    2015        2.7%
    2014        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R5 CLASS - 78249R685

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,600,017   $     1,758,661          167,191
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,629)
                                     ----------------
Net assets                           $     1,598,388
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,207,042         789,304  $          1.53
Band 100                                    305,323         192,489             1.59
Band 75                                          --              --             1.65
Band 50                                      86,023          50,410             1.71
Band 25                                          --              --             1.77
Band 0                                           --              --             1.84
                                    ---------------  --------------
 Total                              $     1,598,388       1,032,203
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         64,665
Mortality & expense charges                                                           (22,617)
                                                                             -----------------
Net investment income (loss)                                                           42,048
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (15,756)
Realized gain distributions                                                             5,168
Net change in unrealized appreciation (depreciation)                                 (140,648)
                                                                             -----------------
Net gain (loss)                                                                      (151,236)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (109,188)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         42,048   $         18,641
Net realized gain (loss)                                          (15,756)           (32,425)
Realized gain distributions                                         5,168             25,725
Net change in unrealized appreciation (depreciation)             (140,648)           156,032
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (109,188)           167,973
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           57,034            270,591
Cost of units redeemed                                           (785,325)          (699,228)
Account charges                                                      (609)            (1,174)
                                                         -----------------  -----------------
Increase (decrease)                                              (728,900)          (429,811)
                                                         -----------------  -----------------
Net increase (decrease)                                          (838,088)          (261,838)
Net assets, beginning                                           2,436,476          2,698,314
                                                         -----------------  -----------------
Net assets, ending                                       $      1,598,388   $      2,436,476
                                                         =================  =================

Units sold                                                         35,667            177,299
Units redeemed                                                   (483,987)          (453,237)
                                                         -----------------  -----------------
Net increase (decrease)                                          (448,320)          (275,938)
Units outstanding, beginning                                    1,480,523          1,756,461
                                                         -----------------  -----------------
Units outstanding, ending                                       1,032,203          1,480,523
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    12,449,215
Cost of units redeemed/account charges                                          (12,025,737)
Net investment income (loss)                                                        606,822
Net realized gain (loss)                                                            126,345
Realized gain distributions                                                         600,387
Net change in unrealized appreciation (depreciation)                               (158,644)
                                                                            ----------------
Net assets                                                                  $     1,598,388
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                 789  $            1,207               1.25%               -5.9%
12/31/2017                     1.63               1,154               1,875               1.25%                6.9%
12/31/2016                     1.52               1,393               2,118               1.25%                5.9%
12/31/2015                     1.43               1,702               2,443               1.25%               -3.4%
12/31/2014                     1.49               1,928               2,864               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                 192  $              305               1.00%               -5.7%
12/31/2017                     1.68                 223                 376               1.00%                7.2%
12/31/2016                     1.57                 260                 408               1.00%                6.2%
12/31/2015                     1.48                 236                 349               1.00%               -3.2%
12/31/2014                     1.53                 247                 377               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%               -5.4%
12/31/2017                     1.74                   0                   0               0.75%                7.4%
12/31/2016                     1.62                   0                   0               0.75%                6.5%
12/31/2015                     1.52                   0                   0               0.75%               -2.9%
12/31/2014                     1.57                   0                   0               0.75%                3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                  50  $               86               0.50%               -5.2%
12/31/2017                     1.80                 103                 186               0.50%                7.7%
12/31/2016                     1.67                 103                 172               0.50%                6.7%
12/31/2015                     1.57                 103                 161               0.50%               -2.7%
12/31/2014                     1.61                 123                 198               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.25%               -4.9%
12/31/2017                     1.86                   0                   0               0.25%                8.0%
12/31/2016                     1.72                   0                   0               0.25%                7.0%
12/31/2015                     1.61                   0                   0               0.25%               -2.4%
12/31/2014                     1.65                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.00%               -4.7%
12/31/2017                     1.93                   0                   0               0.00%                8.2%
12/31/2016                     1.78                   0                   0               0.00%                7.3%
12/31/2015                     1.66                   0                   0               0.00%               -2.2%
12/31/2014                     1.70                   0                   0               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        1.8%
    2016        2.9%
    2015        2.0%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            RUSSELL SHORT DURATION BOND FUND S CLASS - 782493506

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,258,900   $    1,272,902           66,679
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (72,814)
                                     ----------------
Net assets                           $     1,186,086
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,186,086         981,743  $          1.21
Band 100                                        --              --             1.24
Band 75                                         --              --             1.27
Band 50                                         --              --             1.30
Band 25                                         --              --             1.34
Band 0                                          --              --             1.37
                                    --------------  --------------
 Total                              $    1,186,086         981,743
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         36,802
Mortality & expense charges                                                            (20,894)
                                                                              -----------------
Net investment income (loss)                                                            15,908
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,993)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (6,601)
                                                                              -----------------
Net gain (loss)                                                                        (15,594)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $            314
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         15,908   $          1,518
Net realized gain (loss)                                            (8,993)              (395)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (6,601)              (723)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                      314                400
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           491,626            795,779
Cost of units redeemed                                          (1,149,045)          (496,459)
Account charges                                                     (1,870)            (1,712)
                                                          -----------------  -----------------
Increase (decrease)                                               (659,289)           297,608
                                                          -----------------  -----------------
Net increase (decrease)                                           (658,975)           298,008
Net assets, beginning                                            1,845,061          1,547,053
                                                          -----------------  -----------------
Net assets, ending                                        $      1,186,086   $      1,845,061
                                                          =================  =================

Units sold                                                         408,175            657,177
Units redeemed                                                    (953,693)          (411,470)
                                                          -----------------  -----------------
Net increase (decrease)                                           (545,518)           245,707
Units outstanding, beginning                                     1,527,261          1,281,554
                                                          -----------------  -----------------
Units outstanding, ending                                          981,743          1,527,261
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,737,690
Cost of units redeemed/account charges                                             (2,550,480)
Net investment income (loss)                                                           25,083
Net realized gain (loss)                                                              (15,117)
Realized gain distributions                                                             2,912
Net change in unrealized appreciation (depreciation)                                  (14,002)
                                                                             -----------------
Net assets                                                                   $      1,186,086
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                 982  $            1,186               1.25%                0.0%
12/31/2017                     1.21               1,527               1,845               1.25%                0.1%
12/31/2016                     1.21               1,282               1,547               1.25%                1.2%
12/31/2015                     1.19                 445                 531               1.25%               -0.9%
12/31/2014                     1.20                 344                 414               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%                0.3%
12/31/2017                     1.24                   0                   0               1.00%                0.3%
12/31/2016                     1.23                   0                   0               1.00%                1.5%
12/31/2015                     1.21                   0                   0               1.00%               -0.7%
12/31/2014                     1.22                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%                0.5%
12/31/2017                     1.26                   0                   0               0.75%                0.6%
12/31/2016                     1.26                   0                   0               0.75%                1.7%
12/31/2015                     1.24                   0                   0               0.75%               -0.4%
12/31/2014                     1.24                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%                0.8%
12/31/2017                     1.29                   0                   0               0.50%                0.8%
12/31/2016                     1.28                   0                   0               0.50%                2.0%
12/31/2015                     1.26                   0                   0               0.50%               -0.2%
12/31/2014                     1.26                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.25%                1.0%
12/31/2017                     1.32                   0                   0               0.25%                1.1%
12/31/2016                     1.31                   0                   0               0.25%                2.2%
12/31/2015                     1.28                   0                   0               0.25%                0.1%
12/31/2014                     1.28                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.00%                1.3%
12/31/2017                     1.35                   0                   0               0.00%                1.3%
12/31/2016                     1.33                   0                   0               0.00%                2.5%
12/31/2015                     1.30                   0                   0               0.00%                0.3%
12/31/2014                     1.30                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.3%
    2016        1.9%
    2015        1.7%
    2014        3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               RUSSELL STRATEGIC BOND FUND S CLASS - 782494454

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.49
Band 100                                        --              --            1.52
Band 75                                         --              --            1.56
Band 50                                         --              --            1.60
Band 25                                         --              --            1.64
Band 0                                          --              --            1.68
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $         (6,483)
Net realized gain (loss)                                               --            (10,658)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --             52,802
                                                         ----------------   -----------------
Increase (decrease) in net assets from operations                      --             35,661
                                                         ----------------   -----------------

Contract owner transactions:
Proceeds from units sold                                               --            152,503
Cost of units redeemed                                                 --         (1,270,198)
Account charges                                                        --             (1,310)
                                                         ----------------   -----------------
Increase (decrease)                                                    --         (1,119,005)
                                                         ----------------   -----------------
Net increase (decrease)                                                --         (1,083,344)
Net assets, beginning                                                  --          1,083,344
                                                         ----------------   -----------------
Net assets, ending                                       $             --   $             --
                                                         ================   =================

Units sold                                                             --            101,377
Units redeemed                                                         --           (836,216)
                                                         ----------------   -----------------
Net increase (decrease)                                                --           (734,839)
Units outstanding, beginning                                           --            734,839
                                                         ----------------   -----------------
Units outstanding, ending                                              --                 --
                                                         ================   =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,284,325
Cost of units redeemed/account charges                                             (1,299,164)
Net investment income (loss)                                                           (1,986)
Net realized gain (loss)                                                              (10,514)
Realized gain distributions                                                            27,339
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               1.25%               -2.0%
12/31/2017                     1.52                   0                   0               1.25%                2.8%
12/31/2016                     1.47                 735               1,083               1.25%                2.0%
12/31/2015                     1.45                   0                   0               1.25%               -1.3%
12/31/2014                     1.46                   0                   0               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52                   0  $                0               1.00%               -1.7%
12/31/2017                     1.55                   0                   0               1.00%                3.0%
12/31/2016                     1.50                   0                   0               1.00%                2.2%
12/31/2015                     1.47                   0                   0               1.00%               -1.0%
12/31/2014                     1.49                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.75%               -1.5%
12/31/2017                     1.59                   0                   0               0.75%                3.3%
12/31/2016                     1.53                   0                   0               0.75%                2.5%
12/31/2015                     1.50                   0                   0               0.75%               -0.8%
12/31/2014                     1.51                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               0.50%               -1.3%
12/31/2017                     1.62                   0                   0               0.50%                3.6%
12/31/2016                     1.57                   0                   0               0.50%                2.7%
12/31/2015                     1.52                   0                   0               0.50%               -0.5%
12/31/2014                     1.53                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.25%               -1.0%
12/31/2017                     1.66                   0                   0               0.25%                3.8%
12/31/2016                     1.60                   0                   0               0.25%                3.0%
12/31/2015                     1.55                   0                   0               0.25%               -0.3%
12/31/2014                     1.56                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.00%               -0.8%
12/31/2017                     1.70                   0                   0               0.00%                4.1%
12/31/2016                     1.63                   0                   0               0.00%                3.2%
12/31/2015                     1.58                   0                   0               0.00%                0.0%
12/31/2014                     1.58                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.6%
    2016        2.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 RUSSELL EQUITY INCOME FUND - S CLASS - 782494587

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       136,390   $       170,577            6,643
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (23)
                                     ----------------
Net assets                           $       136,367
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       136,367          50,319  $         2.71
Band 100                                        --              --            2.78
Band 75                                         --              --            2.85
Band 50                                         --              --            2.92
Band 25                                         --              --            3.00
Band 0                                          --              --            3.07
                                   ---------------  --------------
 Total                             $       136,367          50,319
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,319
Mortality & expense charges                                                            (2,144)
                                                                             -----------------
Net investment income (loss)                                                              175
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,399
Realized gain distributions                                                            40,610
Net change in unrealized appreciation (depreciation)                                  (63,325)
                                                                             -----------------
Net gain (loss)                                                                       (14,316)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (14,141)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            175   $           (289)
Net realized gain (loss)                                            8,399              4,939
Realized gain distributions                                        40,610             21,872
Net change in unrealized appreciation (depreciation)              (63,325)             6,111
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (14,141)            32,633
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            2,390                 --
Cost of units redeemed                                            (40,768)           (20,694)
Account charges                                                       (66)               (70)
                                                         -----------------  -----------------
Increase (decrease)                                               (38,444)           (20,764)
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,585)            11,869
Net assets, beginning                                             188,952            177,083
                                                         -----------------  -----------------
Net assets, ending                                       $        136,367   $        188,952
                                                         =================  =================

Units sold                                                          2,046                 --
Units redeemed                                                    (14,959)            (7,647)
                                                         -----------------  -----------------
Net increase (decrease)                                           (12,913)            (7,647)
Units outstanding, beginning                                       63,232             70,879
                                                         -----------------  -----------------
Units outstanding, ending                                          50,319             63,232
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        186,856
Cost of units redeemed/account charges                                              (206,888)
Net investment income (loss)                                                          (1,691)
Net realized gain (loss)                                                              55,222
Realized gain distributions                                                          137,055
Net change in unrealized appreciation (depreciation)                                 (34,187)
                                                                            -----------------
Net assets                                                                  $        136,367
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.71                  50  $              136               1.25%               -9.3%
12/31/2017                     2.99                  63                 189               1.25%               19.6%
12/31/2016                     2.50                  71                 177               1.25%                9.9%
12/31/2015                     2.27                  78                 178               1.25%               -0.9%
12/31/2014                     2.29                  79                 181               1.25%               10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.78                   0  $                0               1.00%               -9.1%
12/31/2017                     3.06                   0                   0               1.00%               19.9%
12/31/2016                     2.55                   0                   0               1.00%               10.2%
12/31/2015                     2.31                   0                   0               1.00%               -0.7%
12/31/2014                     2.33                   0                   0               1.00%               10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.85                   0  $                0               0.75%               -8.9%
12/31/2017                     3.13                   0                   0               0.75%               20.2%
12/31/2016                     2.60                   0                   0               0.75%               10.5%
12/31/2015                     2.35                   0                   0               0.75%               -0.4%
12/31/2014                     2.36                   0                   0               0.75%               10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.92                   0  $                0               0.50%               -8.6%
12/31/2017                     3.20                   0                   0               0.50%               20.5%
12/31/2016                     2.65                   0                   0               0.50%               10.8%
12/31/2015                     2.40                   0                   0               0.50%               -0.2%
12/31/2014                     2.40                   0                   0               0.50%               11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.00                   0  $                0               0.25%               -8.4%
12/31/2017                     3.27                   0                   0               0.25%               20.8%
12/31/2016                     2.71                   0                   0               0.25%               11.0%
12/31/2015                     2.44                   0                   0               0.25%                0.1%
12/31/2014                     2.44                   0                   0               0.25%               11.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.07                   0  $                0               0.00%               -8.2%
12/31/2017                     3.35                   0                   0               0.00%               21.1%
12/31/2016                     2.76                   0                   0               0.00%               11.3%
12/31/2015                     2.48                   0                   0               0.00%                0.3%
12/31/2014                     2.47                   0                   0               0.00%               11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.1%
    2016        1.3%
    2015        1.7%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           RUSSELL U.S. DEFENSIVE EQUITY FUND S CLASS - 782494553

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         1,935   $         1,938               42
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         1,933
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $        1,933             705  $          2.74
Band 100                                        --              --             2.81
Band 75                                         --              --             2.88
Band 50                                         --              --             2.96
Band 25                                         --              --             3.03
Band 0                                          --              --             3.11
                                    --------------  --------------
 Total                              $        1,933             705
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             20
Mortality & expense charges                                                                 (23)
                                                                               -----------------
Net investment income (loss)                                                                 (3)
                                                                               -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      6
Realized gain distributions                                                                 156
Net change in unrealized appreciation (depreciation)                                       (244)
                                                                               -----------------
Net gain (loss)                                                                             (82)
                                                                               -----------------

Increase (decrease) in net assets from operations                              $            (85)
                                                                               =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             (3)  $             (4)
Net realized gain (loss)                                                  6                  2
Realized gain distributions                                             156                129
Net change in unrealized appreciation (depreciation)                   (244)                60
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                       (85)               187
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                507                370
Cost of units redeemed                                                   --                 --
Account charges                                                          (7)                (5)
                                                           -----------------  -----------------
Increase (decrease)                                                     500                365
                                                           -----------------  -----------------
Net increase (decrease)                                                 415                552
Net assets, beginning                                                 1,518                966
                                                           -----------------  -----------------
Net assets, ending                                         $          1,933   $          1,518
                                                           =================  =================

Units sold                                                              173                138
Units redeemed                                                           (2)                (1)
                                                           -----------------  -----------------
Net increase (decrease)                                                 171                137
Units outstanding, beginning                                            534                397
                                                           -----------------  -----------------
Units outstanding, ending                                               705                534
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          1,585
Cost of units redeemed/account charges                                                     (17)
Net investment income (loss)                                                                 1
Net realized gain (loss)                                                                    16
Realized gain distributions                                                                351
Net change in unrealized appreciation (depreciation)                                        (3)
                                                                              -----------------
Net assets                                                                    $          1,933
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.74                   1  $                2               1.25%               -3.6%
12/31/2017                     2.84                   1                   2               1.25%               16.8%
12/31/2016                     2.43                   0                   1               1.25%                8.9%
12/31/2015                     2.23                   0                   1               1.25%                1.0%
12/31/2014                     2.21                   0                   1               1.25%               11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                   0  $                0               1.00%               -3.4%
12/31/2017                     2.91                   0                   0               1.00%               17.1%
12/31/2016                     2.48                   0                   0               1.00%                9.2%
12/31/2015                     2.27                   0                   0               1.00%                1.3%
12/31/2014                     2.25                   0                   0               1.00%               11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.88                   0  $                0               0.75%               -3.1%
12/31/2017                     2.98                   0                   0               0.75%               17.4%
12/31/2016                     2.53                   0                   0               0.75%                9.5%
12/31/2015                     2.31                   0                   0               0.75%                1.5%
12/31/2014                     2.28                   0                   0               0.75%               12.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.96                   0  $                0               0.50%               -2.9%
12/31/2017                     3.04                   0                   0               0.50%               17.7%
12/31/2016                     2.59                   0                   0               0.50%                9.8%
12/31/2015                     2.36                   0                   0               0.50%                1.8%
12/31/2014                     2.31                   0                   0               0.50%               12.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.03                   0  $                0               0.25%               -2.6%
12/31/2017                     3.11                   0                   0               0.25%               18.0%
12/31/2016                     2.64                   0                   0               0.25%               10.0%
12/31/2015                     2.40                   0                   0               0.25%                2.0%
12/31/2014                     2.35                   0                   0               0.25%               12.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.11                   0  $                0               0.00%               -2.4%
12/31/2017                     3.18                   0                   0               0.00%               18.3%
12/31/2016                     2.69                   0                   0               0.00%               10.3%
12/31/2015                     2.44                   0                   0               0.00%                2.3%
12/31/2014                     2.39                   0                   0               0.00%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        0.9%
    2016        1.2%
    2015        1.2%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      RUSSELL U.S. DYNAMIC EQUITY FUND S CLASS - 782478812 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         3.01
Band 100                                        --              --            3.09
Band 75                                         --              --            3.17
Band 50                                         --              --            3.25
Band 25                                         --              --            3.33
Band 0                                          --              --            3.42
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.01                   0  $                0               1.25%              -13.7%
12/31/2017                     3.49                   0                   0               1.25%               19.1%
12/31/2016                     2.93                   0                   0               1.25%               12.7%
12/31/2015                     2.60                   0                   0               1.25%               -1.5%
12/31/2014                     2.64                   0                   0               1.25%                9.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.09                   0  $                0               1.00%              -13.5%
12/31/2017                     3.57                   0                   0               1.00%               19.4%
12/31/2016                     2.99                   0                   0               1.00%               13.0%
12/31/2015                     2.65                   0                   0               1.00%               -1.2%
12/31/2014                     2.68                   0                   0               1.00%                9.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.17                   0  $                0               0.75%              -13.3%
12/31/2017                     3.65                   0                   0               0.75%               19.7%
12/31/2016                     3.05                   0                   0               0.75%               13.3%
12/31/2015                     2.69                   0                   0               0.75%               -1.0%
12/31/2014                     2.72                   0                   0               0.75%               10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.25                   0  $                0               0.50%              -13.1%
12/31/2017                     3.74                   0                   0               0.50%               20.0%
12/31/2016                     3.12                   0                   0               0.50%               13.6%
12/31/2015                     2.74                   0                   0               0.50%               -0.7%
12/31/2014                     2.76                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.33                   0  $                0               0.25%              -12.9%
12/31/2017                     3.82                   0                   0               0.25%               20.3%
12/31/2016                     3.18                   0                   0               0.25%               13.9%
12/31/2015                     2.79                   0                   0               0.25%               -0.5%
12/31/2014                     2.81                   0                   0               0.25%               10.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.42                   0  $                0               0.00%              -12.6%
12/31/2017                     3.91                   0                   0               0.00%               20.6%
12/31/2016                     3.24                   0                   0               0.00%               14.1%
12/31/2015                     2.84                   0                   0               0.00%               -0.3%
12/31/2014                     2.85                   0                   0               0.00%               10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           RUSSELL U.S. SMALL CAP EQUITY FUND S CLASS - 782494520

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        348,941  $       453,183           14,735
                                                       ===============  ===============
Receivables: investments sold                   3,649
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        352,590
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       352,590         124,574  $         2.83
Band 100                                        --              --            2.90
Band 75                                         --              --            2.98
Band 50                                         --              --            3.05
Band 25                                         --              --            3.13
Band 0                                          --              --            3.21
                                   ---------------  --------------
 Total                             $       352,590         124,574
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,232
Mortality & expense charges                                                           (4,200)
                                                                            -----------------
Net investment income (loss)                                                          (1,968)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,867
Realized gain distributions                                                           51,185
Net change in unrealized appreciation (depreciation)                                (114,219)
                                                                            -----------------
Net gain (loss)                                                                      (52,167)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (54,135)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,968)  $         (1,899)
Net realized gain (loss)                                           10,867              4,160
Realized gain distributions                                        51,185             26,196
Net change in unrealized appreciation (depreciation)             (114,219)            (3,862)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (54,135)            24,595
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          267,922            112,277
Cost of units redeemed                                           (104,875)           (28,983)
Account charges                                                      (205)              (432)
                                                         -----------------  -----------------
Increase (decrease)                                               162,842             82,862
                                                         -----------------  -----------------
Net increase (decrease)                                           108,707            107,457
Net assets, beginning                                             243,883            136,426
                                                         -----------------  -----------------
Net assets, ending                                       $        352,590   $        243,883
                                                         =================  =================

Units sold                                                         89,044             37,543
Units redeemed                                                    (39,318)            (9,968)
                                                         -----------------  -----------------
Net increase (decrease)                                            49,726             27,575
Units outstanding, beginning                                       74,848             47,273
                                                         -----------------  -----------------
Units outstanding, ending                                         124,574             74,848
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        578,339
Cost of units redeemed/account charges                                              (214,644)
Net investment income (loss)                                                          (4,785)
Net realized gain (loss)                                                              11,715
Realized gain distributions                                                           86,207
Net change in unrealized appreciation (depreciation)                                (104,242)
                                                                            -----------------
Net assets                                                                  $        352,590
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.83                 125  $              353               1.25%              -13.1%
12/31/2017                     3.26                  75                 244               1.25%               12.9%
12/31/2016                     2.89                  47                 136               1.25%               20.3%
12/31/2015                     2.40                  32                  77               1.25%               -7.5%
12/31/2014                     2.59                  18                  47               1.25%                2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.90                   0  $                0               1.00%              -12.9%
12/31/2017                     3.33                   0                   0               1.00%               13.2%
12/31/2016                     2.94                   0                   0               1.00%               20.6%
12/31/2015                     2.44                   0                   0               1.00%               -7.3%
12/31/2014                     2.63                   0                   0               1.00%                3.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.98                   0  $                0               0.75%              -12.7%
12/31/2017                     3.41                   0                   0               0.75%               13.5%
12/31/2016                     3.00                   0                   0               0.75%               20.9%
12/31/2015                     2.49                   0                   0               0.75%               -7.1%
12/31/2014                     2.67                   0                   0               0.75%                3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.05                   0  $                0               0.50%              -12.5%
12/31/2017                     3.49                   0                   0               0.50%               13.8%
12/31/2016                     3.07                   0                   0               0.50%               21.2%
12/31/2015                     2.53                   0                   0               0.50%               -6.8%
12/31/2014                     2.72                   0                   0               0.50%                3.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.13                   0  $                0               0.25%              -12.3%
12/31/2017                     3.57                   0                   0               0.25%               14.0%
12/31/2016                     3.13                   0                   0               0.25%               21.5%
12/31/2015                     2.57                   0                   0               0.25%               -6.6%
12/31/2014                     2.76                   0                   0               0.25%                3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.21                   0  $                0               0.00%              -12.0%
12/31/2017                     3.65                   0                   0               0.00%               14.3%
12/31/2016                     3.19                   0                   0               0.00%               21.8%
12/31/2015                     2.62                   0                   0               0.00%               -6.4%
12/31/2014                     2.80                   0                   0               0.00%                4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.2%
    2016        0.6%
    2015        0.9%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL REAL ESTATE SECURITIES FUND R6 CLASS - 78250F786

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        161,427  $       172,751            5,294
                                                       ===============  ===============
Receivables: investments sold                   1,863
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        163,290
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       163,290         158,808  $         1.03
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.04
Band 25                                         --              --            1.05
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       163,290         158,808
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,609
Mortality & expense charges                                                            (1,685)
                                                                             -----------------
Net investment income (loss)                                                            4,924
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  126
Realized gain distributions                                                             1,532
Net change in unrealized appreciation (depreciation)                                  (11,324)
                                                                             -----------------
Net gain (loss)                                                                        (9,666)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (4,742)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,924   $             --
Net realized gain (loss)                                              126                 --
Realized gain distributions                                         1,532                 --
Net change in unrealized appreciation (depreciation)              (11,324)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (4,742)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          205,879                 --
Cost of units redeemed                                            (37,834)                --
Account charges                                                       (13)                --
                                                         -----------------  ----------------
Increase (decrease)                                               168,032                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           163,290                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        163,290   $             --
                                                         =================  ================

Units sold                                                        194,079                 --
Units redeemed                                                    (35,271)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           158,808                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         158,808                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        205,879
Cost of units redeemed/account charges                                                (37,847)
Net investment income (loss)                                                            4,924
Net realized gain (loss)                                                                  126
Realized gain distributions                                                             1,532
Net change in unrealized appreciation (depreciation)                                  (11,324)
                                                                             -----------------
Net assets                                                                   $        163,290
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 159  $              163               1.25%               -7.0%
12/31/2017                     1.11                   0                   0               1.25%               10.4%
12/31/2016                     1.00                   0                   0               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -6.8%
12/31/2017                     1.11                   0                   0               1.00%               10.7%
12/31/2016                     1.00                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -6.5%
12/31/2017                     1.11                   0                   0               0.75%               10.9%
12/31/2016                     1.00                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -6.3%
12/31/2017                     1.11                   0                   0               0.50%               11.2%
12/31/2016                     1.00                   0                   0               0.50%                0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -6.1%
12/31/2017                     1.12                   0                   0               0.25%               11.5%
12/31/2016                     1.00                   0                   0               0.25%                0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -5.8%
12/31/2017                     1.12                   0                   0               0.00%               11.8%
12/31/2016                     1.00                   0                   0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        8.1%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 RUSSELL INVESTMENTS EMERGING MARKETS FUND R6 CLASS - 78250F869 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.25%              -17.6%
12/31/2017                     1.13                   0                   0               1.25%               13.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -17.4%
12/31/2017                     1.13                   0                   0               1.00%               13.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.75%              -17.2%
12/31/2017                     1.14                   0                   0               0.75%               13.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -17.0%
12/31/2017                     1.14                   0                   0               0.50%               13.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.25%              -16.7%
12/31/2017                     1.14                   0                   0               0.25%               13.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -16.5%
12/31/2017                     1.14                   0                   0               0.00%               14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      RUSSELL INVESTMENTS INVESTMENT GRADE BOND FUND R6 CLASS - 78250F836
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -1.9%
12/31/2017                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -1.6%
12/31/2017                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -1.4%
12/31/2017                     1.00                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.1%
12/31/2017                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -0.9%
12/31/2017                     1.00                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.6%
12/31/2017                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  RUSSELL INVESTMENTS STRATEGIC BOND FUND R6 CLASS - 78250F844 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.25%               -1.8%
12/31/2017                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -1.6%
12/31/2017                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -1.3%
12/31/2017                     1.00                   0                   0               0.75%                0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.1%
12/31/2017                     1.00                   0                   0               0.50%                0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -0.8%
12/31/2017                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -0.6%
12/31/2017                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      RUSSELL INVESTMENTS U.S. SMALL CAP EQUITY FUND R6 CLASS - 78250F703
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.25%              -13.0%
12/31/2017                     1.10                   0                   0               1.25%               10.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%              -12.8%
12/31/2017                     1.10                   0                   0               1.00%               10.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -12.6%
12/31/2017                     1.10                   0                   0               0.75%               10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%              -12.4%
12/31/2017                     1.11                   0                   0               0.50%               10.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%              -12.1%
12/31/2017                     1.11                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%              -11.9%
12/31/2017                     1.11                   0                   0               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            STATE STREET EQUITY 500 INDEX ADMIN CLASS - 857492102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   212,753,427  $   153,932,897       10,832,659
                                                      ===============  ===============
Receivables: investments sold                413,472
Payables: investments purchased                   --
                                     ---------------
Net assets                           $   213,166,899
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $   201,253,113      31,292,656  $         6.43
Band 100                                    15,961           2,389            6.68
Band 75                                         --              --            6.94
Band 50                                         --              --            7.21
Band 25                                         --              --            7.49
Band 0                                  11,897,825       1,528,891            7.78
                                   ---------------  --------------
 Total                             $   213,166,899      32,823,936
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $      4,020,593
Mortality & expense charges                                                      (3,145,216)
                                                                           -----------------
Net investment income (loss)                                                        875,377
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                         26,242,644
Realized gain distributions                                                       6,146,353
Net change in unrealized appreciation (depreciation)                            (44,882,768)
                                                                           -----------------
Net gain (loss)                                                                 (12,493,771)
                                                                           -----------------

Increase (decrease) in net assets from operations                          $    (11,618,394)
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        875,377   $      2,466,735
Net realized gain (loss)                                       26,242,644         20,725,627
Realized gain distributions                                     6,146,353          9,481,589
Net change in unrealized appreciation (depreciation)          (44,882,768)        15,300,685
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations             (11,618,394)        47,974,636
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       36,346,254         47,345,886
Cost of units redeemed                                        (85,998,234)       (74,618,527)
Account charges                                                  (123,753)          (160,250)
                                                         -----------------  -----------------
Increase (decrease)                                           (49,775,733)       (27,432,891)
                                                         -----------------  -----------------
Net increase (decrease)                                       (61,394,127)        20,541,745
Net assets, beginning                                         274,561,026        254,019,281
                                                         -----------------  -----------------
Net assets, ending                                       $    213,166,899   $    274,561,026
                                                         =================  =================

Units sold                                                      5,551,011          8,561,161
Units redeemed                                                (12,658,744)       (12,661,458)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,107,733)        (4,100,297)
Units outstanding, beginning                                   39,931,669         44,031,966
                                                         -----------------  -----------------
Units outstanding, ending                                      32,823,936         39,931,669
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $  1,006,350,487
Cost of units redeemed/account charges                                         (986,386,261)
Net investment income (loss)                                                     21,207,082
Net realized gain (loss)                                                         96,513,388
Realized gain distributions                                                      16,661,673
Net change in unrealized appreciation (depreciation)                             58,820,530
                                                                           -----------------
Net assets                                                                 $    213,166,899
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.43              31,293  $          201,253               1.25%               -5.8%
12/31/2017                     6.82              38,380             261,913               1.25%               19.9%
12/31/2016                     5.69              40,651             231,317               1.25%               10.4%
12/31/2015                     5.16              41,393             213,414               1.25%               -0.2%
12/31/2014                     5.16              42,334             218,639               1.25%               12.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.68                   2  $               16               1.00%               -5.5%
12/31/2017                     7.07                   2                  13               1.00%               20.2%
12/31/2016                     5.88                   0                   1               1.00%               10.6%
12/31/2015                     5.32                   0                   0               1.00%                0.1%
12/31/2014                     5.31                   0                   0               1.00%               12.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.94                   0  $                0               0.75%               -5.3%
12/31/2017                     7.33                   0                   0               0.75%               20.5%
12/31/2016                     6.08                   0                   0               0.75%               10.9%
12/31/2015                     5.48                   0                   0               0.75%                0.3%
12/31/2014                     5.46                   0                   0               0.75%               12.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.21                   0  $                0               0.50%               -5.0%
12/31/2017                     7.59                   0                   0               0.50%               20.8%
12/31/2016                     6.28                   0                   0               0.50%               11.2%
12/31/2015                     5.65                   0                   0               0.50%                0.6%
12/31/2014                     5.62                   0                   0               0.50%               12.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.49                   0  $                0               0.25%               -4.8%
12/31/2017                     7.87                   0                   0               0.25%               21.1%
12/31/2016                     6.50                   0                   0               0.25%               11.5%
12/31/2015                     5.83                   0                   0               0.25%                0.8%
12/31/2014                     5.78                   0                   0               0.25%               13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             7.78               1,529  $           11,898               0.00%               -4.6%
12/31/2017                     8.15               1,549              12,634               0.00%               21.4%
12/31/2016                     6.72               3,381              22,701               0.00%               11.8%
12/31/2015                     6.01               3,320              19,952               0.00%                1.1%
12/31/2014                     5.94               3,556              21,141               0.00%               13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        2.1%
    2016        1.5%
    2015        1.7%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              STATE STREET EQUITY 500 INDEX R CLASS - 857492300

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    30,061,296  $    26,643,305        1,532,176
                                                      ===============  ===============
Receivables: investments sold                111,465
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    30,172,761
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   22,502,381      10,477,822  $          2.15
Band 100                                 4,381,120       1,971,969             2.22
Band 75                                         --              --             2.30
Band 50                                  1,802,784         758,199             2.38
Band 25                                         --              --             2.46
Band 0                                   1,486,476         584,188             2.54
                                    --------------  --------------
 Total                              $   30,172,761      13,792,178
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        437,068
Mortality & expense charges                                                         (417,167)
                                                                            -----------------
Net investment income (loss)                                                          19,901
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,709,620
Realized gain distributions                                                          872,381
Net change in unrealized appreciation (depreciation)                              (6,315,559)
                                                                            -----------------
Net gain (loss)                                                                   (1,733,558)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,713,657)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,901   $        201,727
Net realized gain (loss)                                        3,709,620          3,163,163
Realized gain distributions                                       872,381          1,427,441
Net change in unrealized appreciation (depreciation)           (6,315,559)         2,390,003
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,713,657)         7,182,334
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,624,322         11,503,677
Cost of units redeemed                                        (16,844,172)       (15,767,319)
Account charges                                                   (22,282)           (31,770)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,242,132)        (4,295,412)
                                                         -----------------  -----------------
Net increase (decrease)                                       (10,955,789)         2,886,922
Net assets, beginning                                          41,128,550         38,241,628
                                                         -----------------  -----------------
Net assets, ending                                       $     30,172,761   $     41,128,550
                                                         =================  =================

Units sold                                                      3,419,427          5,568,819
Units redeemed                                                 (7,304,537)        (7,466,591)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,885,110)        (1,897,772)
Units outstanding, beginning                                   17,677,288         19,575,060
                                                         -----------------  -----------------
Units outstanding, ending                                      13,792,178         17,677,288
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    111,148,727
Cost of units redeemed/account charges                                         (104,398,397)
Net investment income (loss)                                                        869,915
Net realized gain (loss)                                                         16,678,877
Realized gain distributions                                                       2,455,648
Net change in unrealized appreciation (depreciation)                              3,417,991
                                                                           -----------------
Net assets                                                                 $     30,172,761
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/3/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.15              10,478  $           22,502               1.25%               -6.2%
12/31/2017                     2.29              13,491              30,896               1.25%               19.5%
12/31/2016                     1.92              14,267              27,352               1.25%                9.9%
12/31/2015                     1.74              16,176              28,222               1.25%               -0.7%
12/31/2014                     1.76              17,136              30,099               1.25%               11.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22               1,972  $            4,381               1.00%               -6.0%
12/31/2017                     2.36               2,689               6,355               1.00%               19.8%
12/31/2016                     1.97               3,136               6,189               1.00%               10.2%
12/31/2015                     1.79               2,800               5,016               1.00%               -0.4%
12/31/2014                     1.80               2,480               4,462               1.00%               11.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.30                   0  $                0               0.75%               -5.8%
12/31/2017                     2.44                   0                   0               0.75%               20.1%
12/31/2016                     2.03                   0                   0               0.75%               10.4%
12/31/2015                     1.84                   0                   0               0.75%               -0.2%
12/31/2014                     1.84                   0                   0               0.75%               12.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                 758  $            1,803               0.50%               -5.5%
12/31/2017                     2.52                 833               2,096               0.50%               20.4%
12/31/2016                     2.09                 881               1,842               0.50%               10.7%
12/31/2015                     1.89                 945               1,785               0.50%                0.1%
12/31/2014                     1.89                 997               1,881               0.50%               12.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.46                   0  $                0               0.25%               -5.3%
12/31/2017                     2.60                   0                   0               0.25%               20.7%
12/31/2016                     2.15                   0                   0               0.25%               11.0%
12/31/2015                     1.94                   0                   0               0.25%                0.3%
12/31/2014                     1.93                   0                   0               0.25%               12.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.54                 584  $            1,486               0.00%               -5.0%
12/31/2017                     2.68                 665               1,781               0.00%               21.0%
12/31/2016                     2.22               1,290               2,858               0.00%               11.3%
12/31/2015                     1.99               1,021               2,034               0.00%                0.6%
12/31/2014                     1.98               1,986               3,931               0.00%               12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.6%
    2016        1.0%
    2015        1.2%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        CROSSMARK STEWARD GLOBAL EQUITY INCOME FUND A CLASS - 860324862

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            18  $            18               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            18
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $           18              14  $          1.30
Band 100                                        --              --             1.32
Band 75                                         --              --             1.33
Band 50                                         --              --             1.35
Band 25                                         --              --             1.37
Band 0                                          --              --             1.39
                                    --------------  --------------
 Total                              $           18              14
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               18                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    18                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                18                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             18   $             --
                                                         ================   ================

Units sold                                                             14                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                14                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              14                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            18
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            18
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.25%               -9.1%
12/31/2017                     1.43                   0                   0               1.25%               20.4%
12/31/2016                     1.19                   0                   0               1.25%               12.3%
12/31/2015                     1.06                   0                   0               1.25%               -2.9%
12/31/2014                     1.09                   0                   0               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%               -8.8%
12/31/2017                     1.44                   0                   0               1.00%               20.7%
12/31/2016                     1.20                   0                   0               1.00%               12.5%
12/31/2015                     1.06                   0                   0               1.00%               -2.6%
12/31/2014                     1.09                   0                   0               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               0.75%               -8.6%
12/31/2017                     1.46                   0                   0               0.75%               21.0%
12/31/2016                     1.21                   0                   0               0.75%               12.8%
12/31/2015                     1.07                   0                   0               0.75%               -2.4%
12/31/2014                     1.09                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.50%               -8.4%
12/31/2017                     1.47                   0                   0               0.50%               21.3%
12/31/2016                     1.22                   0                   0               0.50%               13.1%
12/31/2015                     1.07                   0                   0               0.50%               -2.1%
12/31/2014                     1.10                   0                   0               0.50%                8.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%               -8.1%
12/31/2017                     1.49                   0                   0               0.25%               21.6%
12/31/2016                     1.22                   0                   0               0.25%               13.4%
12/31/2015                     1.08                   0                   0               0.25%               -1.9%
12/31/2014                     1.10                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%               -7.9%
12/31/2017                     1.51                   0                   0               0.00%               21.9%
12/31/2016                     1.23                   0                   0               0.00%               13.7%
12/31/2015                     1.09                   0                   0               0.00%               -1.6%
12/31/2014                     1.10                   0                   0               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      CROSSMARK STEWARD LARGE CAP ENHANCED INDEX FUND A CLASS - 860324201

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            12  $            12               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            12
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $            12                9  $         1.33
Band 100                                         --               --            1.34
Band 75                                          --               --            1.36
Band 50                                          --               --            1.38
Band 25                                          --               --            1.40
Band 0                                           --               --            1.41
                                    ---------------  ---------------
 Total                              $            12                9
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              3
Mortality & expense charges                                                                 (3)
                                                                              -----------------
Net investment income (loss)                                                                --
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    87
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       (61)
                                                                              -----------------
Net gain (loss)                                                                             26
                                                                              -----------------

Increase (decrease) in net assets from operations                             $             26
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             41
Net realized gain (loss)                                               87              1,444
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (61)             1,661
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                      26              3,146
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               14              3,383
Cost of units redeemed                                               (632)           (36,430)
Account charges                                                        --                (87)
                                                         -----------------  -----------------
Increase (decrease)                                                  (618)           (33,134)
                                                         -----------------  -----------------
Net increase (decrease)                                              (592)           (29,988)
Net assets, beginning                                                 604             30,592
                                                         -----------------  -----------------
Net assets, ending                                       $             12   $            604
                                                         =================  =================

Units sold                                                             12              2,651
Units redeemed                                                       (420)           (27,496)
                                                         -----------------  -----------------
Net increase (decrease)                                              (408)           (24,845)
Units outstanding, beginning                                          417             25,262
                                                         -----------------  -----------------
Units outstanding, ending                                               9                417
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         33,255
Cost of units redeemed/account charges                                                (37,860)
Net investment income (loss)                                                              (60)
Net realized gain (loss)                                                                1,373
Realized gain distributions                                                             3,304
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             12
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33                   0  $                0               1.25%               -8.3%
12/31/2017                     1.45                   0                   1               1.25%               19.5%
12/31/2016                     1.21                  25                  31               1.25%                9.3%
12/31/2015                     1.11                  21                  23               1.25%               -3.5%
12/31/2014                     1.15                   0                   0               1.25%               11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%               -8.1%
12/31/2017                     1.46                   0                   0               1.00%               19.8%
12/31/2016                     1.22                   0                   0               1.00%                9.6%
12/31/2015                     1.11                   0                   0               1.00%               -3.2%
12/31/2014                     1.15                   0                   0               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%               -7.9%
12/31/2017                     1.48                   0                   0               0.75%               20.1%
12/31/2016                     1.23                   0                   0               0.75%                9.8%
12/31/2015                     1.12                   0                   0               0.75%               -3.0%
12/31/2014                     1.15                   0                   0               0.75%               11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.50%               -7.6%
12/31/2017                     1.49                   0                   0               0.50%               20.4%
12/31/2016                     1.24                   0                   0               0.50%               10.1%
12/31/2015                     1.13                   0                   0               0.50%               -2.7%
12/31/2014                     1.16                   0                   0               0.50%               12.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.25%               -7.4%
12/31/2017                     1.51                   0                   0               0.25%               20.7%
12/31/2016                     1.25                   0                   0               0.25%               10.4%
12/31/2015                     1.13                   0                   0               0.25%               -2.5%
12/31/2014                     1.16                   0                   0               0.25%               12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.00%               -7.2%
12/31/2017                     1.52                   0                   0               0.00%               21.0%
12/31/2016                     1.26                   0                   0               0.00%               10.7%
12/31/2015                     1.14                   0                   0               0.00%               -2.2%
12/31/2014                     1.16                   0                   0               0.00%               12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.8%
    2016        0.8%
    2015        2.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       CROSSMARK STEWARD SMALL CAP ENHANCED INDEX FUND A CLASS - 86032839

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        17,511  $         22,157            1,467
                                                      ================  ===============
Receivables: investments sold                    925
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        18,436
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,436          15,346  $          1.20
Band 100                                        --              --             1.22
Band 75                                         --              --             1.23
Band 50                                         --              --             1.25
Band 25                                         --              --             1.26
Band 0                                          --              --             1.28
                                    --------------  --------------
 Total                              $       18,436          15,346
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            176
Mortality & expense charges                                                              (541)
                                                                             -----------------
Net investment income (loss)                                                             (365)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,571
Realized gain distributions                                                             2,233
Net change in unrealized appreciation (depreciation)                                   (6,146)
                                                                             -----------------
Net gain (loss)                                                                           658
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            293
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (365)  $           (378)
Net realized gain (loss)                                            4,571              1,575
Realized gain distributions                                         2,233              4,359
Net change in unrealized appreciation (depreciation)               (6,146)             1,351
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     293              6,907
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            5,206             63,125
Cost of units redeemed                                            (52,297)           (37,212)
Account charges                                                      (122)              (116)
                                                         -----------------  -----------------
Increase (decrease)                                               (47,213)            25,797
                                                         -----------------  -----------------
Net increase (decrease)                                           (46,920)            32,704
Net assets, beginning                                              65,356             32,652
                                                         -----------------  -----------------
Net assets, ending                                       $         18,436   $         65,356
                                                         =================  =================

Units sold                                                          3,815             49,754
Units redeemed                                                    (35,507)           (29,127)
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,692)            20,627
Units outstanding, beginning                                       47,038             26,411
                                                         -----------------  -----------------
Units outstanding, ending                                          15,346             47,038
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        107,784
Cost of units redeemed/account charges                                                (99,370)
Net investment income (loss)                                                             (938)
Net realized gain (loss)                                                                6,065
Realized gain distributions                                                             9,541
Net change in unrealized appreciation (depreciation)                                   (4,646)
                                                                             -----------------
Net assets                                                                   $         18,436
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                  15  $               18               1.25%              -13.5%
12/31/2017                     1.39                  47                  65               1.25%               12.4%
12/31/2016                     1.24                  26                  33               1.25%               21.5%
12/31/2015                     1.02                  18                  18               1.25%               -5.1%
12/31/2014                     1.07                   0                   0               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%              -13.3%
12/31/2017                     1.40                   0                   0               1.00%               12.7%
12/31/2016                     1.25                   0                   0               1.00%               21.8%
12/31/2015                     1.02                   0                   0               1.00%               -4.9%
12/31/2014                     1.08                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.75%              -13.1%
12/31/2017                     1.42                   0                   0               0.75%               12.9%
12/31/2016                     1.26                   0                   0               0.75%               22.1%
12/31/2015                     1.03                   0                   0               0.75%               -4.6%
12/31/2014                     1.08                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%              -12.9%
12/31/2017                     1.43                   0                   0               0.50%               13.2%
12/31/2016                     1.27                   0                   0               0.50%               22.4%
12/31/2015                     1.03                   0                   0               0.50%               -4.4%
12/31/2014                     1.08                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%              -12.7%
12/31/2017                     1.45                   0                   0               0.25%               13.5%
12/31/2016                     1.28                   0                   0               0.25%               22.7%
12/31/2015                     1.04                   0                   0               0.25%               -4.2%
12/31/2014                     1.08                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.00%              -12.4%
12/31/2017                     1.46                   0                   0               0.00%               13.8%
12/31/2016                     1.29                   0                   0               0.00%               23.0%
12/31/2015                     1.04                   0                   0               0.00%               -3.9%
12/31/2014                     1.09                   0                   0               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.7%
    2016        0.6%
    2015        0.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      COLUMBIA SELECT SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 19766H437

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        17,511  $         22,157            1,467
                                                      ================  ===============
Receivables: investments sold                    925
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        18,436
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       18,436          15,346  $          1.20
Band 100                                        --              --             1.22
Band 75                                         --              --             1.23
Band 50                                         --              --             1.25
Band 25                                         --              --             1.26
Band 0                                          --              --             1.28
                                    --------------  --------------
 Total                              $       18,436          15,346
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            176
Mortality & expense charges                                                              (541)
                                                                             -----------------
Net investment income (loss)                                                             (365)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,571
Realized gain distributions                                                             2,233
Net change in unrealized appreciation (depreciation)                                   (6,146)
                                                                             -----------------
Net gain (loss)                                                                           658
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            293
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (365)  $           (378)
Net realized gain (loss)                                            4,571              1,575
Realized gain distributions                                         2,233              4,359
Net change in unrealized appreciation (depreciation)               (6,146)             1,351
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                     293              6,907
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            5,206             63,125
Cost of units redeemed                                            (52,297)           (37,212)
Account charges                                                      (122)              (116)
                                                         -----------------  -----------------
Increase (decrease)                                               (47,213)            25,797
                                                         -----------------  -----------------
Net increase (decrease)                                           (46,920)            32,704
Net assets, beginning                                              65,356             32,652
                                                         -----------------  -----------------
Net assets, ending                                       $         18,436   $         65,356
                                                         =================  =================

Units sold                                                          3,815             49,754
Units redeemed                                                    (35,507)           (29,127)
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,692)            20,627
Units outstanding, beginning                                       47,038             26,411
                                                         -----------------  -----------------
Units outstanding, ending                                          15,346             47,038
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        107,784
Cost of units redeemed/account charges                                                (99,370)
Net investment income (loss)                                                             (938)
Net realized gain (loss)                                                                6,065
Realized gain distributions                                                             9,541
Net change in unrealized appreciation (depreciation)                                   (4,646)
                                                                             -----------------
Net assets                                                                   $         18,436
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                  15  $               18               1.25%              -13.5%
12/31/2017                     1.39                  47                  65               1.25%               12.4%
12/31/2016                     1.24                  26                  33               1.25%               21.5%
12/31/2015                     1.02                  18                  18               1.25%               -5.1%
12/31/2014                     1.07                   0                   0               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%              -13.3%
12/31/2017                     1.40                   0                   0               1.00%               12.7%
12/31/2016                     1.25                   0                   0               1.00%               21.8%
12/31/2015                     1.02                   0                   0               1.00%               -4.9%
12/31/2014                     1.08                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.75%              -13.1%
12/31/2017                     1.42                   0                   0               0.75%               12.9%
12/31/2016                     1.26                   0                   0               0.75%               22.1%
12/31/2015                     1.03                   0                   0               0.75%               -4.6%
12/31/2014                     1.08                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%              -12.9%
12/31/2017                     1.43                   0                   0               0.50%               13.2%
12/31/2016                     1.27                   0                   0               0.50%               22.4%
12/31/2015                     1.03                   0                   0               0.50%               -4.4%
12/31/2014                     1.08                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.25%              -12.7%
12/31/2017                     1.45                   0                   0               0.25%               13.5%
12/31/2016                     1.28                   0                   0               0.25%               22.7%
12/31/2015                     1.04                   0                   0               0.25%               -4.2%
12/31/2014                     1.08                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.00%              -12.4%
12/31/2017                     1.46                   0                   0               0.00%               13.8%
12/31/2016                     1.29                   0                   0               0.00%               23.0%
12/31/2015                     1.04                   0                   0               0.00%               -3.9%
12/31/2014                     1.09                   0                   0               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.7%
    2016        0.6%
    2015        0.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE BLUE CHIP GROWTH FUND R CLASS - 77954Q304

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    32,241,852  $     27,775,464          355,242
                                                      ================  ===============
Receivables: investments sold                 37,776
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    32,279,628
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   31,257,406        9,337,646  $         3.35
Band 100                                   516,583          148,533            3.48
Band 75                                         --               --            3.61
Band 50                                         --               --            3.75
Band 25                                         --               --            3.90
Band 0                                     505,639          124,766            4.05
                                    --------------  ---------------
 Total                              $   32,279,628        9,610,945
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (432,598)
                                                                            -----------------
Net investment income (loss)                                                        (432,598)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,974,576
Realized gain distributions                                                          795,499
Net change in unrealized appreciation (depreciation)                              (2,182,961)
                                                                            -----------------
Net gain (loss)                                                                      587,114
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        154,516
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (432,598)  $       (340,716)
Net realized gain (loss)                                        1,974,576          2,405,697
Realized gain distributions                                       795,499            756,315
Net change in unrealized appreciation (depreciation)           (2,182,961)         5,335,365
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 154,516          8,156,661
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       12,042,722          8,229,218
Cost of units redeemed                                         (9,756,428)       (13,144,718)
Account charges                                                  (101,565)           (99,251)
                                                         -----------------  -----------------
Increase (decrease)                                             2,184,729         (5,014,751)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,339,245          3,141,910
Net assets, beginning                                          29,940,383         26,798,473
                                                         -----------------  -----------------
Net assets, ending                                       $     32,279,628   $     29,940,383
                                                         =================  =================

Units sold                                                      3,601,373          4,555,962
Units redeemed                                                 (2,922,295)        (6,347,677)
                                                         -----------------  -----------------
Net increase (decrease)                                           679,078         (1,791,715)
Units outstanding, beginning                                    8,931,867         10,723,582
                                                         -----------------  -----------------
Units outstanding, ending                                       9,610,945          8,931,867
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     56,745,882
Cost of units redeemed/account charges                                           (35,998,496)
Net investment income (loss)                                                      (1,257,771)
Net realized gain (loss)                                                           6,073,982
Realized gain distributions                                                        2,249,643
Net change in unrealized appreciation (depreciation)                               4,466,388
                                                                            -----------------
Net assets                                                                  $     32,279,628
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.35               9,338  $           31,257               1.25%                0.2%
12/31/2017                     3.34               8,604              28,743               1.25%               34.1%
12/31/2016                     2.49              10,321              25,705               1.25%               -0.8%
12/31/2015                     2.51               2,640               6,627               1.25%                9.2%
12/31/2014                     2.30               2,062               4,741               1.25%                7.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.48                 149  $              517               1.00%                0.4%
12/31/2017                     3.46                 215                 745               1.00%               34.5%
12/31/2016                     2.57                 249                 642               1.00%               -0.5%
12/31/2015                     2.59                 361                 935               1.00%                9.5%
12/31/2014                     2.36                 281                 664               1.00%                7.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.61                   0  $                0               0.75%                0.7%
12/31/2017                     3.59                   0                   0               0.75%               34.8%
12/31/2016                     2.66                   0                   0               0.75%               -0.3%
12/31/2015                     2.67                   0                   0               0.75%                9.7%
12/31/2014                     2.43                   0                   0               0.75%                7.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.75                   0  $                0               0.50%                1.0%
12/31/2017                     3.72                   0                   0               0.50%               35.1%
12/31/2016                     2.75                   0                   0               0.50%                0.0%
12/31/2015                     2.75                   0                   0               0.50%               10.0%
12/31/2014                     2.50                   0                   0               0.50%                8.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.90                   0  $                0               0.25%                1.2%
12/31/2017                     3.85                   0                   0               0.25%               35.5%
12/31/2016                     2.84                   0                   0               0.25%                0.2%
12/31/2015                     2.84                   0                   0               0.25%               10.3%
12/31/2014                     2.57                   0                   0               0.25%                8.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.05                 125  $              506               0.00%                1.5%
12/31/2017                     3.99                 113                 452               0.00%               35.8%
12/31/2016                     2.94                 154                 452               0.00%                0.5%
12/31/2015                     2.93                 265                 777               0.00%               10.6%
12/31/2014                     2.65                 174                 461               0.00%                8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            T. ROWE PRICE EQUITY INCOME FUND R CLASS - 779547306

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,791,514   $    6,666,590          213,080
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (39,487)
                                     ----------------
Net assets                           $     5,752,027
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,611,745       1,024,026  $          2.55
Band 100                                  2,288,285         863,640             2.65
Band 75                                          --              --             2.75
Band 50                                     851,997         297,947             2.86
Band 25                                          --              --             2.97
Band 0                                           --              --             3.10
                                    ---------------  --------------
 Total                              $     5,752,027       2,185,613
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       110,288
Mortality & expense charges                                                         (75,978)
                                                                            ----------------
Net investment income (loss)                                                         34,310
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            115,215
Realized gain distributions                                                         468,097
Net change in unrealized appreciation (depreciation)                             (1,326,806)
                                                                            ----------------
Net gain (loss)                                                                    (743,494)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (709,184)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,310   $         26,249
Net realized gain (loss)                                          115,215            143,297
Realized gain distributions                                       468,097            579,697
Net change in unrealized appreciation (depreciation)           (1,326,806)           380,319
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (709,184)         1,129,562
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          459,050            784,039
Cost of units redeemed                                         (2,183,541)        (2,943,132)
Account charges                                                    (1,372)            (1,976)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,725,863)        (2,161,069)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,435,047)        (1,031,507)
Net assets, beginning                                           8,187,074          9,218,581
                                                         -----------------  -----------------
Net assets, ending                                       $      5,752,027   $      8,187,074
                                                         =================  =================

Units sold                                                        163,306            322,428
Units redeemed                                                   (761,312)        (1,116,336)
                                                         -----------------  -----------------
Net increase (decrease)                                          (598,006)          (793,908)
Units outstanding, beginning                                    2,783,619          3,577,527
                                                         -----------------  -----------------
Units outstanding, ending                                       2,185,613          2,783,619
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     43,093,508
Cost of units redeemed/account charges                                           (44,434,836)
Net investment income (loss)                                                         509,139
Net realized gain (loss)                                                           3,137,491
Realized gain distributions                                                        4,321,801
Net change in unrealized appreciation (depreciation)                                (875,076)
                                                                            -----------------
Net assets                                                                  $      5,752,027
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.55               1,024  $            2,612               1.25%              -11.0%
12/31/2017                     2.86               1,367               3,917               1.25%               14.1%
12/31/2016                     2.51               1,845               4,632               1.25%               17.2%
12/31/2015                     2.14               3,294               7,058               1.25%               -8.3%
12/31/2014                     2.34               6,848              16,009               1.25%                5.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.65                 864  $            2,288               1.00%              -10.7%
12/31/2017                     2.97               1,115               3,309               1.00%               14.4%
12/31/2016                     2.60               1,281               3,324               1.00%               17.5%
12/31/2015                     2.21               1,223               2,702               1.00%               -8.1%
12/31/2014                     2.40                 961               2,311               1.00%                5.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                   0  $                0               0.75%              -10.5%
12/31/2017                     3.08                   0                   0               0.75%               14.7%
12/31/2016                     2.68                   0                   0               0.75%               17.7%
12/31/2015                     2.28                   0                   0               0.75%               -7.9%
12/31/2014                     2.47                   0                   0               0.75%                6.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.86                 298  $              852               0.50%              -10.3%
12/31/2017                     3.19                 301                 961               0.50%               14.9%
12/31/2016                     2.77                 406               1,126               0.50%               18.0%
12/31/2015                     2.35                 453               1,065               0.50%               -7.6%
12/31/2014                     2.54                 562               1,430               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.97                   0  $                0               0.25%              -10.1%
12/31/2017                     3.30                   0                   0               0.25%               15.2%
12/31/2016                     2.87                   0                   0               0.25%               18.3%
12/31/2015                     2.42                   0                   0               0.25%               -7.4%
12/31/2014                     2.62                   0                   0               0.25%                6.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.10                   0  $                0               0.00%               -9.8%
12/31/2017                     3.44                   0                   0               0.00%               15.5%
12/31/2016                     2.98                  46                 136               0.00%               18.6%
12/31/2015                     2.51                 253                 635               0.00%               -7.2%
12/31/2014                     2.71                 414               1,121               0.00%                6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.3%
    2016        1.7%
    2015        1.2%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    35,487,355   $    38,877,908        1,519,150
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,160)
                                     ----------------
Net assets                           $    35,485,195
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   35,485,195        6,902,256  $         5.14
Band 100                                        --               --            5.34
Band 75                                         --               --            5.55
Band 50                                         --               --            5.76
Band 25                                         --               --            5.99
Band 0                                          --               --            6.92
                                    --------------  ---------------
 Total                              $   35,485,195        6,902,256
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        846,702
Mortality & expense charges                                                         (541,929)
                                                                            -----------------
Net investment income (loss)                                                         304,773
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,521,182
Realized gain distributions                                                        3,563,105
Net change in unrealized appreciation (depreciation)                              (9,723,274)
                                                                            -----------------
Net gain (loss)                                                                   (4,638,987)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (4,334,214)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        304,773   $        227,195
Net realized gain (loss)                                        1,521,182          3,190,793
Realized gain distributions                                     3,563,105          4,660,529
Net change in unrealized appreciation (depreciation)           (9,723,274)        (1,251,456)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,334,214)         6,827,061
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,774,282          3,651,412
Cost of units redeemed                                        (12,138,671)       (19,669,761)
Account charges                                                    (8,916)           (15,365)
                                                         -----------------  -----------------
Increase (decrease)                                            (9,373,305)       (16,033,714)
                                                         -----------------  -----------------
Net increase (decrease)                                       (13,707,519)        (9,206,653)
Net assets, beginning                                          49,192,714         58,399,367
                                                         -----------------  -----------------
Net assets, ending                                       $     35,485,195   $     49,192,714
                                                         =================  =================

Units sold                                                        522,903            703,456
Units redeemed                                                 (2,171,910)        (3,784,481)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,649,007)        (3,081,025)
Units outstanding, beginning                                    8,551,263         11,632,288
                                                         -----------------  -----------------
Units outstanding, ending                                       6,902,256          8,551,263
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    365,325,314
Cost of units redeemed/account charges                                         (417,433,515)
Net investment income (loss)                                                     16,418,721
Net realized gain (loss)                                                         39,979,910
Realized gain distributions                                                      34,585,318
Net change in unrealized appreciation (depreciation)                             (3,390,553)
                                                                           -----------------
Net assets                                                                 $     35,485,195
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.14               6,902  $           35,485               1.25%              -10.6%
12/31/2017                     5.75               8,551              49,193               1.25%               14.6%
12/31/2016                     5.02              11,632              58,399               1.25%               17.7%
12/31/2015                     4.27              19,149              81,686               1.25%               -8.0%
12/31/2014                     4.64              29,097             134,927               1.25%                6.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.34                   0  $                0               1.00%              -10.4%
12/31/2017                     5.96                   0                   0               1.00%               14.9%
12/31/2016                     5.19                   0                   0               1.00%               18.0%
12/31/2015                     4.40                   0                   0               1.00%               -7.8%
12/31/2014                     4.77                   0                   0               1.00%                6.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.55                   0  $                0               0.75%              -10.2%
12/31/2017                     6.18                   0                   0               0.75%               15.2%
12/31/2016                     5.36                   0                   0               0.75%               18.3%
12/31/2015                     4.54                   0                   0               0.75%               -7.5%
12/31/2014                     4.91                   0                   0               0.75%                6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.76                   0  $                0               0.50%              -10.0%
12/31/2017                     6.40                   0                   0               0.50%               15.4%
12/31/2016                     5.55                   0                   0               0.50%               18.6%
12/31/2015                     4.68                   0                   0               0.50%               -7.3%
12/31/2014                     5.05                   0                   0               0.50%                6.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.99                   0  $                0               0.25%               -9.7%
12/31/2017                     6.63                   0                   0               0.25%               15.7%
12/31/2016                     5.73                   0                   0               0.25%               18.9%
12/31/2015                     4.82                   0                   0               0.25%               -7.1%
12/31/2014                     5.19                   0                   0               0.25%                7.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             6.92                   0  $                0               0.00%               -9.5%
12/31/2017                     7.64                   0                   0               0.00%               16.0%
12/31/2016                     6.59                   0                   0               0.00%               19.2%
12/31/2015                     5.53                 132                 730               0.00%               -6.9%
12/31/2014                     5.94                 124                 734               0.00%                7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.6%
    2016        2.2%
    2015        1.8%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                T. ROWE PRICE EUROPEAN STOCK FUND - 77956H401

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         10,075  $        11,832              572
                                                       ===============  ===============
Receivables: investments sold                      33
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         10,108
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $       10,108            5,292  $          1.91
Band 100                                        --               --             1.98
Band 75                                         --               --             2.06
Band 50                                         --               --             2.14
Band 25                                         --               --             2.22
Band 0                                          --               --             2.38
                                    --------------  ---------------
 Total                              $       10,108            5,292
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            261
Mortality & expense charges                                                             (927)
                                                                            -----------------
Net investment income (loss)                                                            (666)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,455
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (42,471)
                                                                            -----------------
Net gain (loss)                                                                       (2,016)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         (2,682)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (666)  $          2,659
Net realized gain (loss)                                           40,455                802
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (42,471)            48,556
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,682)            52,017
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            9,248             55,825
Cost of units redeemed                                           (283,316)           (20,307)
Account charges                                                       (14)               (21)
                                                         -----------------  -----------------
Increase (decrease)                                              (274,082)            35,497
                                                         -----------------  -----------------
Net increase (decrease)                                          (276,764)            87,514
Net assets, beginning                                             286,872            199,358
                                                         -----------------  -----------------
Net assets, ending                                       $         10,108   $        286,872
                                                         =================  =================

Units sold                                                          4,153             28,544
Units redeemed                                                   (128,320)           (10,786)
                                                         -----------------  -----------------
Net increase (decrease)                                          (124,167)            17,758
Units outstanding, beginning                                      129,459            111,701
                                                         -----------------  -----------------
Units outstanding, ending                                           5,292            129,459
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        779,870
Cost of units redeemed/account charges                                              (914,064)
Net investment income (loss)                                                          20,810
Net realized gain (loss)                                                              48,509
Realized gain distributions                                                           76,740
Net change in unrealized appreciation (depreciation)                                  (1,757)
                                                                            -----------------
Net assets                                                                  $         10,108
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   5  $               10               1.25%              -13.8%
12/31/2017                     2.22                 129                 287               1.25%               24.2%
12/31/2016                     1.78                 112                 199               1.25%              -11.6%
12/31/2015                     2.02                 137                 276               1.25%               -0.7%
12/31/2014                     2.03                 122                 247               1.25%               -7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               1.00%              -13.6%
12/31/2017                     2.30                   0                   0               1.00%               24.5%
12/31/2016                     1.84                   0                   0               1.00%              -11.3%
12/31/2015                     2.08                   0                   0               1.00%               -0.4%
12/31/2014                     2.09                   0                   0               1.00%               -6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                   0  $                0               0.75%              -13.4%
12/31/2017                     2.38                   0                   0               0.75%               24.8%
12/31/2016                     1.91                   0                   0               0.75%              -11.1%
12/31/2015                     2.15                   0                   0               0.75%               -0.2%
12/31/2014                     2.15                   0                   0               0.75%               -6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                   0  $                0               0.50%              -13.2%
12/31/2017                     2.47                   0                   0               0.50%               25.1%
12/31/2016                     1.97                   0                   0               0.50%              -10.9%
12/31/2015                     2.21                   0                   0               0.50%                0.1%
12/31/2014                     2.21                   0                   0               0.50%               -6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.25%              -12.9%
12/31/2017                     2.56                   0                   0               0.25%               25.4%
12/31/2016                     2.04                   0                   0               0.25%              -10.7%
12/31/2015                     2.28                   0                   0               0.25%                0.3%
12/31/2014                     2.27                   0                   0               0.25%               -6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.00%              -12.7%
12/31/2017                     2.73                   0                   0               0.00%               25.7%
12/31/2016                     2.17                   0                   0               0.00%              -10.5%
12/31/2015                     2.43                   0                   0               0.00%                0.6%
12/31/2014                     2.41                   0                   0               0.00%               -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        2.4%
    2016        2.4%
    2015        1.5%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          T. ROWE PRICE GROWTH STOCK FUND ADVISOR CLASS - 741479208

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    75,374,839  $    65,695,793        1,352,015
                                                      ===============  ===============
Receivables: investments sold                442,023
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    75,816,862
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   75,761,264      34,269,842  $          2.21
Band 100                                        --              --             2.28
Band 75                                         --              --             2.34
Band 50                                         --              --             2.41
Band 25                                         --              --             2.48
Band 0                                      55,598          21,754             2.56
                                    --------------  --------------
 Total                              $   75,816,862      34,291,596
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                       (1,124,017)
                                                                            -----------------
Net investment income (loss)                                                      (1,124,017)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           6,518,087
Realized gain distributions                                                        6,178,402
Net change in unrealized appreciation (depreciation)                             (12,758,212)
                                                                            -----------------
Net gain (loss)                                                                      (61,723)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,185,740)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $     (1,124,017)  $       (944,873)
Net realized gain (loss)                                        6,518,087          4,163,300
Realized gain distributions                                     6,178,402          9,828,552
Net change in unrealized appreciation (depreciation)          (12,758,212)         7,506,460
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,185,740)        20,553,439
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       12,826,037         13,730,283
Cost of units redeemed                                        (21,134,172)       (15,468,800)
Account charges                                                   (25,060)           (22,741)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,333,195)        (1,761,258)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,518,935)        18,792,181
Net assets, beginning                                          85,335,797         66,543,616
                                                         -----------------  -----------------
Net assets, ending                                       $     75,816,862   $     85,335,797
                                                         =================  =================

Units sold                                                      5,458,809          6,507,836
Units redeemed                                                 (8,795,868)        (7,512,428)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,337,059)        (1,004,592)
Units outstanding, beginning                                   37,628,655         38,633,247
                                                         -----------------  -----------------
Units outstanding, ending                                      34,291,596         37,628,655
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $    142,142,698
Cost of units redeemed/account charges                                         (118,970,773)
Net investment income (loss)                                                     (7,578,312)
Net realized gain (loss)                                                         20,768,333
Realized gain distributions                                                      29,775,870
Net change in unrealized appreciation (depreciation)                              9,679,046
                                                                           -----------------
Net assets                                                                 $     75,816,862
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.21              34,270  $           75,761               1.25%               -2.5%
12/31/2017                     2.27              37,611              85,291               1.25%               31.7%
12/31/2016                     1.72              38,620              66,517               1.25%               -0.1%
12/31/2015                     1.72              40,907              70,528               1.25%                9.2%
12/31/2014                     1.58              44,030              69,514               1.25%                7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.28                   0  $                0               1.00%               -2.3%
12/31/2017                     2.33                   0                   0               1.00%               32.0%
12/31/2016                     1.76                   0                   0               1.00%                0.1%
12/31/2015                     1.76                   0                   0               1.00%                9.5%
12/31/2014                     1.61                   0                   0               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                   0  $                0               0.75%               -2.0%
12/31/2017                     2.39                   0                   0               0.75%               32.3%
12/31/2016                     1.81                   0                   0               0.75%                0.4%
12/31/2015                     1.80                   0                   0               0.75%                9.8%
12/31/2014                     1.64                   0                   0               0.75%                7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.41                   0  $                0               0.50%               -1.8%
12/31/2017                     2.46                   0                   0               0.50%               32.6%
12/31/2016                     1.85                   0                   0               0.50%                0.6%
12/31/2015                     1.84                   0                   0               0.50%               10.0%
12/31/2014                     1.67                   0                   0               0.50%                8.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.48                   0  $                0               0.25%               -1.5%
12/31/2017                     2.52                   0                   0               0.25%               33.0%
12/31/2016                     1.90                   0                   0               0.25%                0.9%
12/31/2015                     1.88                   0                   0               0.25%               10.3%
12/31/2014                     1.70                   0                   0               0.25%                8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                  22  $               56               0.00%               -1.3%
12/31/2017                     2.59                  17                  45               0.00%               33.3%
12/31/2016                     1.94                  14                  26               0.00%                1.2%
12/31/2015                     1.92                 440                 844               0.00%               10.6%
12/31/2014                     1.74                 355                 617               0.00%                8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE GROWTH STOCK FUND R CLASS - 741479307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    9,591,726   $     8,835,068          178,351
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (342,075)
                                     ---------------
Net assets                           $    9,249,651
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,306,019       1,723,343  $          3.66
Band 100                                  2,766,568         727,768             3.80
Band 75                                          --              --             3.95
Band 50                                     177,064          43,159             4.10
Band 25                                          --              --             4.26
Band 0                                           --              --             4.48
                                    ---------------  --------------
 Total                              $     9,249,651       2,494,270
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                         (134,203)
                                                                            -----------------
Net investment income (loss)                                                        (134,203)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,204,702
Realized gain distributions                                                          769,847
Net change in unrealized appreciation (depreciation)                              (1,907,107)
                                                                            -----------------
Net gain (loss)                                                                       67,442
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (66,761)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (134,203)  $       (136,129)
Net realized gain (loss)                                        1,204,702          1,011,598
Realized gain distributions                                       769,847          1,443,034
Net change in unrealized appreciation (depreciation)           (1,907,107)           809,761
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (66,761)         3,128,264
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,401,171          1,597,714
Cost of units redeemed                                         (5,002,673)        (3,977,146)
Account charges                                                    (3,125)            (4,837)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,604,627)        (2,384,269)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,671,388)           743,995
Net assets, beginning                                          11,921,039         11,177,044
                                                         -----------------  -----------------
Net assets, ending                                       $      9,249,651   $     11,921,039
                                                         =================  =================

Units sold                                                        572,180            491,267
Units redeemed                                                 (1,216,285)        (1,218,775)
                                                         -----------------  -----------------
Net increase (decrease)                                          (644,105)          (727,508)
Units outstanding, beginning                                    3,138,375          3,865,883
                                                         -----------------  -----------------
Units outstanding, ending                                       2,494,270          3,138,375
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $     68,385,647
Cost of units redeemed/account charges                                          (73,744,387)
Net investment income (loss)                                                     (1,833,392)
Net realized gain (loss)                                                         10,505,965
Realized gain distributions                                                       5,179,160
Net change in unrealized appreciation (depreciation)                                756,658
                                                                           -----------------
Net assets                                                                 $      9,249,651
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.66               1,723  $            6,306               1.25%               -2.8%
12/31/2017                     3.76               2,359               8,877               1.25%               31.3%
12/31/2016                     2.87               2,941               8,430               1.25%               -0.4%
12/31/2015                     2.88               3,528              10,147               1.25%                8.9%
12/31/2014                     2.64               3,501               9,245               1.25%                6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.80                 728  $            2,767               1.00%               -2.5%
12/31/2017                     3.90                 769               3,000               1.00%               31.7%
12/31/2016                     2.96                 897               2,658               1.00%               -0.1%
12/31/2015                     2.97                 854               2,532               1.00%                9.2%
12/31/2014                     2.72                 693               1,882               1.00%                7.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.95                   0  $                0               0.75%               -2.3%
12/31/2017                     4.04                   0                   0               0.75%               32.0%
12/31/2016                     3.06                   0                   0               0.75%                0.1%
12/31/2015                     3.06                   0                   0               0.75%                9.5%
12/31/2014                     2.79                   0                   0               0.75%                7.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.10                  43  $              177               0.50%               -2.0%
12/31/2017                     4.19                  11                  44               0.50%               32.3%
12/31/2016                     3.17                  14                  46               0.50%                0.4%
12/31/2015                     3.15                  17                  55               0.50%                9.8%
12/31/2014                     2.87                  23                  65               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.26                   0  $                0               0.25%               -1.8%
12/31/2017                     4.34                   0                   0               0.25%               32.6%
12/31/2016                     3.27                   0                   0               0.25%                0.6%
12/31/2015                     3.25                   0                   0               0.25%               10.0%
12/31/2014                     2.95                   0                   0               0.25%                8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.48                   0  $                0               0.00%               -1.5%
12/31/2017                     4.55                   0                   0               0.00%               33.0%
12/31/2016                     3.42                  13                  44               0.00%                0.9%
12/31/2015                     3.39                   9                  32               0.00%               10.3%
12/31/2014                     3.08                 159                 489               0.00%                8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND ADVISOR CLASS - 77956H773

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     5,199,158   $     5,954,261          422,009
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,604)
                                     ----------------
Net assets                           $     5,197,554
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,197,554       6,558,229  $          0.79
Band 100                                         --              --             0.82
Band 75                                          --              --             0.84
Band 50                                          --              --             0.86
Band 25                                          --              --             0.89
Band 0                                           --              --             0.92
                                    ---------------  --------------
 Total                              $     5,197,554       6,558,229
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        98,239
Mortality & expense charges                                                        (116,243)
                                                                            ----------------
Net investment income (loss)                                                        (18,004)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            203,274
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,810,970)
                                                                            ----------------
Net gain (loss)                                                                  (1,607,696)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,625,700)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (18,004)  $         48,002
Net realized gain (loss)                                          203,274             82,027
Realized gain distributions                                            --             28,313
Net change in unrealized appreciation (depreciation)           (1,810,970)         1,722,161
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,625,700)         1,880,503
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,502,726          1,467,718
Cost of units redeemed                                         (5,784,905)        (2,731,234)
Account charges                                                    (2,128)            (1,119)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,284,307)        (1,264,635)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,910,007)           615,868
Net assets, beginning                                          11,107,561         10,491,693
                                                         -----------------  -----------------
Net assets, ending                                       $      5,197,554   $     11,107,561
                                                         =================  =================

Units sold                                                      1,691,911          1,607,492
Units redeemed                                                 (6,417,611)        (3,010,579)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,725,700)        (1,403,087)
Units outstanding, beginning                                   11,283,929         12,687,016
                                                         -----------------  -----------------
Units outstanding, ending                                       6,558,229         11,283,929
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      37,357,784
Cost of units redeemed/account charges                                            (30,000,406)
Net investment income (loss)                                                        1,168,344
Net realized gain (loss)                                                           (3,775,868)
Realized gain distributions                                                         1,202,803
Net change in unrealized appreciation (depreciation)                                 (755,103)
                                                                            ------------------
Net assets                                                                  $       5,197,554
                                                                            ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.79               6,558  $            5,198               1.25%              -19.5%
12/31/2017                     0.98              11,284              11,108               1.25%               19.0%
12/31/2016                     0.83              12,687              10,492               1.25%               -0.9%
12/31/2015                     0.83              12,679              10,577               1.25%               -4.6%
12/31/2014                     0.87              12,503              10,929               1.25%               -6.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.82                   0  $                0               1.00%              -19.3%
12/31/2017                     1.01                   0                   0               1.00%               19.3%
12/31/2016                     0.85                   0                   0               1.00%               -0.6%
12/31/2015                     0.85                   0                   0               1.00%               -4.3%
12/31/2014                     0.89                   0                   0               1.00%               -6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.75%              -19.1%
12/31/2017                     1.04                   0                   0               0.75%               19.6%
12/31/2016                     0.87                   0                   0               0.75%               -0.4%
12/31/2015                     0.87                   0                   0               0.75%               -4.1%
12/31/2014                     0.91                   0                   0               0.75%               -6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.50%              -18.9%
12/31/2017                     1.07                   0                   0               0.50%               19.9%
12/31/2016                     0.89                   0                   0               0.50%               -0.1%
12/31/2015                     0.89                   0                   0               0.50%               -3.8%
12/31/2014                     0.93                   0                   0               0.50%               -5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.25%              -18.7%
12/31/2017                     1.09                   0                   0               0.25%               20.2%
12/31/2016                     0.91                   0                   0               0.25%                0.1%
12/31/2015                     0.91                   0                   0               0.25%               -3.6%
12/31/2014                     0.94                   0                   0               0.25%               -5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -18.5%
12/31/2017                     1.12                   0                   0               0.00%               20.5%
12/31/2016                     0.93                   0                   0               0.00%                0.4%
12/31/2015                     0.93                   0                   0               0.00%               -3.4%
12/31/2014                     0.96                   0                   0               0.00%               -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.7%
    2016        2.4%
    2015        1.7%
    2014        2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND R CLASS - 77956H799

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,368,624   $    1,506,903          112,736
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (82,040)
                                     ----------------
Net assets                           $     1,286,584
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $      916,436         445,161  $          2.06
Band 100                                   352,377         164,762             2.14
Band 75                                         --              --             2.22
Band 50                                        145              63             2.31
Band 25                                         --              --             2.40
Band 0                                      17,626           6,948             2.54
                                    --------------  --------------
 Total                              $    1,286,584         616,934
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         21,862
Mortality & expense charges                                                          (20,097)
                                                                            -----------------
Net investment income (loss)                                                           1,765
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,039
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (368,351)
                                                                            -----------------
Net gain (loss)                                                                     (341,312)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (339,547)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,765   $          8,221
Net realized gain (loss)                                           27,039             19,091
Realized gain distributions                                            --              4,925
Net change in unrealized appreciation (depreciation)             (368,351)           277,572
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (339,547)           309,809
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          673,456            316,835
Cost of units redeemed                                           (967,292)          (480,221)
Account charges                                                      (713)              (863)
                                                         -----------------  -----------------
Increase (decrease)                                              (294,549)          (164,249)
                                                         -----------------  -----------------
Net increase (decrease)                                          (634,096)           145,560
Net assets, beginning                                           1,920,680          1,775,120
                                                         -----------------  -----------------
Net assets, ending                                       $      1,286,584   $      1,920,680
                                                         =================  =================

Units sold                                                        253,326            134,889
Units redeemed                                                   (375,844)          (210,251)
                                                         -----------------  -----------------
Net increase (decrease)                                          (122,518)           (75,362)
Units outstanding, beginning                                      739,452            814,814
                                                         -----------------  -----------------
Units outstanding, ending                                         616,934            739,452
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     25,901,732
Cost of units redeemed/account charges                                           (26,839,589)
Net investment income (loss)                                                          19,873
Net realized gain (loss)                                                           1,823,421
Realized gain distributions                                                          519,426
Net change in unrealized appreciation (depreciation)                                (138,279)
                                                                            -----------------
Net assets                                                                  $      1,286,584
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.06                 445  $              916               1.25%              -19.7%
12/31/2017                     2.56                 564               1,446               1.25%               18.6%
12/31/2016                     2.16                 626               1,352               1.25%               -1.2%
12/31/2015                     2.19                 650               1,423               1.25%               -4.8%
12/31/2014                     2.30                 739               1,699               1.25%               -6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.14                 165  $              352               1.00%              -19.5%
12/31/2017                     2.66                 158                 420               1.00%               18.9%
12/31/2016                     2.23                 189                 423               1.00%               -0.9%
12/31/2015                     2.26                 203                 457               1.00%               -4.6%
12/31/2014                     2.36                 203                 481               1.00%               -6.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.75%              -19.3%
12/31/2017                     2.75                   0                   0               0.75%               19.2%
12/31/2016                     2.31                   0                   0               0.75%               -0.7%
12/31/2015                     2.33                   0                   0               0.75%               -4.3%
12/31/2014                     2.43                   0                   0               0.75%               -6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.31                   0  $                0               0.50%              -19.1%
12/31/2017                     2.85                   0                   0               0.50%               19.5%
12/31/2016                     2.39                   0                   0               0.50%               -0.4%
12/31/2015                     2.40                   0                   0               0.50%               -4.1%
12/31/2014                     2.50                   0                   0               0.50%               -6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.40                   0  $                0               0.25%              -18.9%
12/31/2017                     2.96                   0                   0               0.25%               19.8%
12/31/2016                     2.47                   0                   0               0.25%               -0.2%
12/31/2015                     2.47                   0                   0               0.25%               -3.9%
12/31/2014                     2.57                   0                   0               0.25%               -6.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.54                   7  $               18               0.00%              -18.7%
12/31/2017                     3.12                  17                  54               0.00%               20.1%
12/31/2016                     2.60                   0                   0               0.00%                0.1%
12/31/2015                     2.60                   0                   0               0.00%               -3.6%
12/31/2014                     2.69                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.6%
    2016        2.2%
    2015        1.3%
    2014        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         T. ROWE PRICE INTERNATIONAL STOCK FUND R CLASS - 77956H781

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       261,773   $       280,042           17,592
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (6)
                                     ----------------
Net assets                           $       261,767
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       122,656          66,254  $         1.85
Band 100                                   139,111          72,320            1.92
Band 75                                         --              --            2.00
Band 50                                         --              --            2.08
Band 25                                         --              --            2.16
Band 0                                          --              --            2.24
                                   ---------------  --------------
 Total                             $       261,767         138,574
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,480
Mortality & expense charges                                                            (3,476)
                                                                             -----------------
Net investment income (loss)                                                             (996)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,322
Realized gain distributions                                                            13,974
Net change in unrealized appreciation (depreciation)                                  (65,033)
                                                                             -----------------
Net gain (loss)                                                                       (47,737)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (48,733)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (996)  $           (389)
Net realized gain (loss)                                            3,322              2,731
Realized gain distributions                                        13,974             10,828
Net change in unrealized appreciation (depreciation)              (65,033)            56,387
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (48,733)            69,557
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           15,091             17,708
Cost of units redeemed                                            (27,736)           (50,284)
Account charges                                                       (67)               (95)
                                                         -----------------  -----------------
Increase (decrease)                                               (12,712)           (32,671)
                                                         -----------------  -----------------
Net increase (decrease)                                           (61,445)            36,886
Net assets, beginning                                             323,212            286,326
                                                         -----------------  -----------------
Net assets, ending                                       $        261,767   $        323,212
                                                         =================  =================

Units sold                                                          7,089             12,787
Units redeemed                                                    (13,143)           (29,379)
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,054)           (16,592)
Units outstanding, beginning                                      144,628            161,220
                                                         -----------------  -----------------
Units outstanding, ending                                         138,574            144,628
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,866,417
Cost of units redeemed/account charges                                            (1,683,831)
Net investment income (loss)                                                         (17,550)
Net realized gain (loss)                                                              31,329
Realized gain distributions                                                           83,671
Net change in unrealized appreciation (depreciation)                                 (18,269)
                                                                            -----------------
Net assets                                                                  $        261,767
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                  66  $              123               1.25%              -15.6%
12/31/2017                     2.19                  70                 153               1.25%               25.9%
12/31/2016                     1.74                  67                 117               1.25%                0.5%
12/31/2015                     1.73                 159                 276               1.25%               -2.5%
12/31/2014                     1.78                 261                 464               1.25%               -2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                  72  $              139               1.00%              -15.4%
12/31/2017                     2.27                  75                 170               1.00%               26.3%
12/31/2016                     1.80                  94                 169               1.00%                0.7%
12/31/2015                     1.79                 107                 191               1.00%               -2.3%
12/31/2014                     1.83                 109                 199               1.00%               -2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.75%              -15.2%
12/31/2017                     2.36                   0                   0               0.75%               26.6%
12/31/2016                     1.86                   0                   0               0.75%                1.0%
12/31/2015                     1.84                   0                   0               0.75%               -2.0%
12/31/2014                     1.88                   0                   0               0.75%               -2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.08                   0  $                0               0.50%              -15.0%
12/31/2017                     2.44                   0                   0               0.50%               26.9%
12/31/2016                     1.92                   0                   0               0.50%                1.2%
12/31/2015                     1.90                   0                   0               0.50%               -1.8%
12/31/2014                     1.94                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.16                   0  $                0               0.25%              -14.7%
12/31/2017                     2.53                   0                   0               0.25%               27.2%
12/31/2016                     1.99                   0                   0               0.25%                1.5%
12/31/2015                     1.96                   0                   0               0.25%               -1.5%
12/31/2014                     1.99                   0                   0               0.25%               -1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.24                   0  $                0               0.00%              -14.5%
12/31/2017                     2.62                   0                   0               0.00%               27.5%
12/31/2016                     2.06                   0                   0               0.00%                1.7%
12/31/2015                     2.02                   0                   0               0.00%               -1.3%
12/31/2014                     2.05                   0                   0               0.00%               -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.0%
    2016        0.5%
    2015        0.4%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            T. ROWE PRICE MID-CAP GROWTH FUND R CLASS - 779556307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,536,548  $     3,676,001           49,372
                                                       ===============  ===============
Receivables: investments sold                   7,205
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,543,753
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    3,349,100         698,912  $          4.79
Band 100                                        --              --             4.98
Band 75                                         --              --             5.17
Band 50                                         --              --             5.37
Band 25                                         --              --             5.58
Band 0                                     194,653          33,218             5.86
                                    --------------  --------------
 Total                              $    3,543,753         732,130
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            --
Mortality & expense charges                                                         (64,946)
                                                                            ----------------
Net investment income (loss)                                                        (64,946)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            622,084
Realized gain distributions                                                         387,225
Net change in unrealized appreciation (depreciation)                               (976,087)
                                                                            ----------------
Net gain (loss)                                                                      33,222
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (31,724)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (64,946)  $        (61,137)
Net realized gain (loss)                                          622,084            220,190
Realized gain distributions                                       387,225            409,724
Net change in unrealized appreciation (depreciation)             (976,087)           460,656
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (31,724)         1,029,433
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,057,950          1,302,615
Cost of units redeemed                                         (3,069,632)        (1,665,921)
Account charges                                                    (2,128)            (3,382)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,013,810)          (366,688)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,045,534)           662,745
Net assets, beginning                                           5,589,287          4,926,542
                                                         -----------------  -----------------
Net assets, ending                                       $      3,543,753   $      5,589,287
                                                         =================  =================

Units sold                                                        205,290            284,792
Units redeemed                                                   (588,989)          (362,025)
                                                         -----------------  -----------------
Net increase (decrease)                                          (383,699)           (77,233)
Units outstanding, beginning                                    1,115,829          1,193,062
                                                         -----------------  -----------------
Units outstanding, ending                                         732,130          1,115,829
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     18,425,887
Cost of units redeemed/account charges                                           (20,286,725)
Net investment income (loss)                                                        (528,544)
Net realized gain (loss)                                                           2,408,014
Realized gain distributions                                                        3,664,574
Net change in unrealized appreciation (depreciation)                                (139,453)
                                                                            -----------------
Net assets                                                                  $      3,543,753
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.79                 699  $            3,349               1.25%               -3.8%
12/31/2017                     4.98               1,084               5,397               1.25%               22.7%
12/31/2016                     4.06               1,086               4,409               1.25%                4.4%
12/31/2015                     3.89               1,513               5,879               1.25%                4.7%
12/31/2014                     3.71               1,614               5,991               1.25%               11.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.98                   0  $                0               1.00%               -3.5%
12/31/2017                     5.16                   0                   0               1.00%               23.0%
12/31/2016                     4.20                   0                   0               1.00%                4.7%
12/31/2015                     4.01                   0                   0               1.00%                5.0%
12/31/2014                     3.82                   0                   0               1.00%               11.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.17                   0  $                0               0.75%               -3.3%
12/31/2017                     5.35                   0                   0               0.75%               23.3%
12/31/2016                     4.34                   0                   0               0.75%                5.0%
12/31/2015                     4.13                   0                   0               0.75%                5.2%
12/31/2014                     3.93                   0                   0               0.75%               11.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.37                   0  $                0               0.50%               -3.0%
12/31/2017                     5.54                   0                   0               0.50%               23.6%
12/31/2016                     4.48                   0                   0               0.50%                5.2%
12/31/2015                     4.26                   0                   0               0.50%                5.5%
12/31/2014                     4.04                   0                   0               0.50%               12.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.58                   0  $                0               0.25%               -2.8%
12/31/2017                     5.74                   0                   0               0.25%               23.9%
12/31/2016                     4.63                   0                   0               0.25%                5.5%
12/31/2015                     4.39                   0                   0               0.25%                5.8%
12/31/2014                     4.15                   0                   0               0.25%               12.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             5.86                  33  $              195               0.00%               -2.5%
12/31/2017                     6.01                  32                 193               0.00%               24.2%
12/31/2016                     4.84                 107                 517               0.00%                5.8%
12/31/2015                     4.58                 404               1,848               0.00%                6.0%
12/31/2014                     4.32                 406               1,754               0.00%               12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            T. ROWE PRICE MID-CAP VALUE FUND R CLASS - 77957Y205

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       558,473  $        658,669           23,357
                                                      ================  ===============
Receivables: investments sold                    973
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       559,446
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       406,679         107,933  $         3.77
Band 100                                        --              --            3.91
Band 75                                         --              --            4.07
Band 50                                         --              --            4.22
Band 25                                         --              --            4.39
Band 0                                     152,767          33,018            4.63
                                   ---------------  --------------
 Total                             $       559,446         140,951
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,545
Mortality & expense charges                                                           (5,958)
                                                                            -----------------
Net investment income (loss)                                                          (3,413)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,195
Realized gain distributions                                                           56,425
Net change in unrealized appreciation (depreciation)                                (140,162)
                                                                            -----------------
Net gain (loss)                                                                      (73,542)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (76,955)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,413)  $         (4,055)
Net realized gain (loss)                                           10,195             53,290
Realized gain distributions                                        56,425             36,949
Net change in unrealized appreciation (depreciation)             (140,162)            (9,204)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (76,955)            76,980
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          108,086            108,451
Cost of units redeemed                                           (174,188)        (1,049,408)
Account charges                                                      (372)              (586)
                                                         -----------------  -----------------
Increase (decrease)                                               (66,474)          (941,543)
                                                         -----------------  -----------------
Net increase (decrease)                                          (143,429)          (864,563)
Net assets, beginning                                             702,875          1,567,438
                                                         -----------------  -----------------
Net assets, ending                                       $        559,446   $        702,875
                                                         =================  =================

Units sold                                                         23,672             26,646
Units redeemed                                                    (40,464)          (264,223)
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,792)          (237,577)
Units outstanding, beginning                                      157,743            395,320
                                                         -----------------  -----------------
Units outstanding, ending                                         140,951            157,743
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,876,250
Cost of units redeemed/account charges                                           (8,173,004)
Net investment income (loss)                                                       (125,820)
Net realized gain (loss)                                                            811,523
Realized gain distributions                                                       1,270,693
Net change in unrealized appreciation (depreciation)                               (100,196)
                                                                            ----------------
Net assets                                                                  $       559,446
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.77                 108  $              407               1.25%              -12.2%
12/31/2017                     4.29                 129                 554               1.25%                9.7%
12/31/2016                     3.91                 368               1,440               1.25%               22.2%
12/31/2015                     3.20                 350               1,120               1.25%               -5.1%
12/31/2014                     3.37                 656               2,212               1.25%                8.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.91                   0  $                0               1.00%              -12.0%
12/31/2017                     4.45                   0                   0               1.00%               10.0%
12/31/2016                     4.04                   0                   0               1.00%               22.5%
12/31/2015                     3.30                   0                   0               1.00%               -4.9%
12/31/2014                     3.47                   0                   0               1.00%                9.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.07                   0  $                0               0.75%              -11.7%
12/31/2017                     4.61                   0                   0               0.75%               10.2%
12/31/2016                     4.18                   0                   0               0.75%               22.8%
12/31/2015                     3.40                   0                   0               0.75%               -4.6%
12/31/2014                     3.57                   0                   0               0.75%                9.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.22                   0  $                0               0.50%              -11.5%
12/31/2017                     4.77                   0                   0               0.50%               10.5%
12/31/2016                     4.32                   0                   0               0.50%               23.1%
12/31/2015                     3.51                   0                   0               0.50%               -4.4%
12/31/2014                     3.67                   0                   0               0.50%                9.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.39                   0  $                0               0.25%              -11.3%
12/31/2017                     4.95                   0                   0               0.25%               10.8%
12/31/2016                     4.47                   0                   0               0.25%               23.4%
12/31/2015                     3.62                   0                   0               0.25%               -4.1%
12/31/2014                     3.78                   0                   0               0.25%                9.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             4.63                  33  $              153               0.00%              -11.1%
12/31/2017                     5.20                  29                 148               0.00%               11.1%
12/31/2016                     4.68                  27                 128               0.00%               23.7%
12/31/2015                     3.79                  26                 100               0.00%               -3.9%
12/31/2014                     3.94                  35                 139               0.00%               10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.3%
    2016        0.5%
    2015        0.4%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         T. ROWE PRICE MID-CAP VALUE FUND ADVISOR CLASS - 77957Y304

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       512,119  $        609,832           21,057
                                                      ================  ===============
Receivables: investments sold                    905
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       513,024
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       513,024         300,046  $         1.71
Band 100                                        --              --            1.76
Band 75                                         --              --            1.81
Band 50                                         --              --            1.87
Band 25                                         --              --            1.92
Band 0                                          --              --            1.98
                                   ---------------  --------------
 Total                             $       513,024         300,046
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          3,590
Mortality & expense charges                                                          (10,367)
                                                                            -----------------
Net investment income (loss)                                                          (6,777)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              62,851
Realized gain distributions                                                           50,271
Net change in unrealized appreciation (depreciation)                                (181,710)
                                                                            -----------------
Net gain (loss)                                                                      (68,588)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (75,365)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,777)  $         (6,101)
Net realized gain (loss)                                           62,851             67,724
Realized gain distributions                                        50,271             50,401
Net change in unrealized appreciation (depreciation)             (181,710)           (18,974)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (75,365)            93,050
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          101,797            201,325
Cost of units redeemed                                           (493,951)          (523,612)
Account charges                                                      (129)              (284)
                                                         -----------------  -----------------
Increase (decrease)                                              (392,283)          (322,571)
                                                         -----------------  -----------------
Net increase (decrease)                                          (467,648)          (229,521)
Net assets, beginning                                             980,672          1,210,193
                                                         -----------------  -----------------
Net assets, ending                                       $        513,024   $        980,672
                                                         =================  =================

Units sold                                                        134,095            118,980
Units redeemed                                                   (338,929)          (299,196)
                                                         -----------------  -----------------
Net increase (decrease)                                          (204,834)          (180,216)
Units outstanding, beginning                                      504,880            685,096
                                                         -----------------  -----------------
Units outstanding, ending                                         300,046            504,880
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,000,305
Cost of units redeemed/account charges                                           (5,962,245)
Net investment income (loss)                                                         32,296
Net realized gain (loss)                                                            454,919
Realized gain distributions                                                       1,085,462
Net change in unrealized appreciation (depreciation)                                (97,713)
                                                                            ----------------
Net assets                                                                  $       513,024
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                 300  $              513               1.25%              -12.0%
12/31/2017                     1.94                 505                 981               1.25%               10.0%
12/31/2016                     1.77                 685               1,210               1.25%               22.5%
12/31/2015                     1.44                 767               1,106               1.25%               -4.8%
12/31/2014                     1.52                 798               1,209               1.25%                9.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.76                   0  $                0               1.00%              -11.8%
12/31/2017                     1.99                   0                   0               1.00%               10.2%
12/31/2016                     1.81                   0                   0               1.00%               22.8%
12/31/2015                     1.47                   0                   0               1.00%               -4.6%
12/31/2014                     1.54                   0                   0               1.00%                9.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%              -11.5%
12/31/2017                     2.05                   0                   0               0.75%               10.5%
12/31/2016                     1.85                   0                   0               0.75%               23.1%
12/31/2015                     1.51                   0                   0               0.75%               -4.4%
12/31/2014                     1.57                   0                   0               0.75%                9.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.50%              -11.3%
12/31/2017                     2.10                   0                   0               0.50%               10.8%
12/31/2016                     1.90                   0                   0               0.50%               23.4%
12/31/2015                     1.54                   0                   0               0.50%               -4.1%
12/31/2014                     1.60                   0                   0               0.50%                9.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.92                   0  $                0               0.25%              -11.1%
12/31/2017                     2.16                   0                   0               0.25%               11.1%
12/31/2016                     1.94                   0                   0               0.25%               23.7%
12/31/2015                     1.57                   0                   0               0.25%               -3.9%
12/31/2014                     1.64                   0                   0               0.25%               10.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.00%              -10.9%
12/31/2017                     2.22                   0                   0               0.00%               11.3%
12/31/2016                     1.99                   0                   0               0.00%               24.0%
12/31/2015                     1.61               1,055               1,694               0.00%               -3.6%
12/31/2014                     1.67               1,101               1,835               0.00%               10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.6%
    2016        0.4%
    2015        0.9%
    2014        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2005 FUND R CLASS - 74149P697

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        561,170  $       603,213           45,255
                                                       ===============  ===============
Receivables: investments sold                   1,174
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        562,344
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       562,344         448,343  $         1.25
Band 100                                        --              --            1.28
Band 75                                         --              --            1.30
Band 50                                         --              --            1.32
Band 25                                         --              --            1.34
Band 0                                          --              --            1.36
                                   ---------------  --------------
 Total                             $       562,344         448,343
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          9,805
Mortality & expense charges                                                          (12,731)
                                                                            -----------------
Net investment income (loss)                                                          (2,926)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              27,437
Realized gain distributions                                                           23,448
Net change in unrealized appreciation (depreciation)                                 (89,454)
                                                                            -----------------
Net gain (loss)                                                                      (38,569)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (41,495)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,926)  $          5,853
Net realized gain (loss)                                           27,437             21,986
Realized gain distributions                                        23,448             38,164
Net change in unrealized appreciation (depreciation)              (89,454)            72,862
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (41,495)           138,865
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          113,227            531,638
Cost of units redeemed                                         (1,257,130)          (466,230)
Account charges                                                      (663)              (942)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,144,566)            64,466
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,186,061)           203,331
Net assets, beginning                                           1,748,405          1,545,074
                                                         -----------------  -----------------
Net assets, ending                                       $        562,344   $      1,748,405
                                                         =================  =================

Units sold                                                         94,640            412,491
Units redeemed                                                   (973,036)          (349,142)
                                                         -----------------  -----------------
Net increase (decrease)                                          (878,396)            63,349
Units outstanding, beginning                                    1,326,739          1,263,390
                                                         -----------------  -----------------
Units outstanding, ending                                         448,343          1,326,739
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,475,403
Cost of units redeemed/account charges                                            (3,105,304)
Net investment income (loss)                                                          21,285
Net realized gain (loss)                                                              87,190
Realized gain distributions                                                          125,813
Net change in unrealized appreciation (depreciation)                                 (42,043)
                                                                            -----------------
Net assets                                                                  $        562,344
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                 448  $              562               1.25%               -4.8%
12/31/2017                     1.32               1,327               1,748               1.25%                8.6%
12/31/2016                     1.21               1,087               1,319               1.25%                4.9%
12/31/2015                     1.16                 866               1,001               1.25%               -2.4%
12/31/2014                     1.18                 605                 716               1.25%                2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               1.00%               -4.6%
12/31/2017                     1.34                   0                   0               1.00%                8.9%
12/31/2016                     1.23                   0                   0               1.00%                5.2%
12/31/2015                     1.17                   0                   0               1.00%               -2.2%
12/31/2014                     1.19                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -4.3%
12/31/2017                     1.36                   0                   0               0.75%                9.2%
12/31/2016                     1.24                   0                   0               0.75%                5.5%
12/31/2015                     1.18                   0                   0               0.75%               -1.9%
12/31/2014                     1.20                   0                   0               0.75%                3.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.50%               -4.1%
12/31/2017                     1.37                   0                   0               0.50%                9.5%
12/31/2016                     1.26                   0                   0               0.50%                5.7%
12/31/2015                     1.19                   0                   0               0.50%               -1.7%
12/31/2014                     1.21                   0                   0               0.50%                3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.25%               -3.9%
12/31/2017                     1.39                   0                   0               0.25%                9.7%
12/31/2016                     1.27                   0                   0               0.25%                6.0%
12/31/2015                     1.20                   0                   0               0.25%               -1.5%
12/31/2014                     1.22                   0                   0               0.25%                3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.00%               -3.6%
12/31/2017                     1.41                   0                   0               0.00%               10.0%
12/31/2016                     1.28                 176                 226               0.00%                6.2%
12/31/2015                     1.21                 196                 237               0.00%               -1.2%
12/31/2014                     1.22                   0                   0               0.00%                4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.5%
    2016        1.1%
    2015        2.0%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2005 FUND ADVISOR CLASS - 74149P713

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        963,702  $     1,015,761           78,286
                                                       ===============  ===============
Receivables: investments sold                   4,346
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        968,048
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       968,048         759,090  $         1.28
Band 100                                        --              --            1.30
Band 75                                         --              --            1.32
Band 50                                         --              --            1.34
Band 25                                         --              --            1.36
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       968,048         759,090
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         19,891
Mortality & expense charges                                                           (12,678)
                                                                             -----------------
Net investment income (loss)                                                            7,213
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,437
Realized gain distributions                                                            40,520
Net change in unrealized appreciation (depreciation)                                 (100,593)
                                                                             -----------------
Net gain (loss)                                                                       (54,636)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (47,423)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          7,213   $          4,071
Net realized gain (loss)                                            5,437             12,127
Realized gain distributions                                        40,520             22,399
Net change in unrealized appreciation (depreciation)             (100,593)            53,319
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (47,423)            91,916
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           95,108            136,649
Cost of units redeemed                                           (131,503)          (224,471)
Account charges                                                    (1,250)            (1,409)
                                                         -----------------  -----------------
Increase (decrease)                                               (37,645)           (89,231)
                                                         -----------------  -----------------
Net increase (decrease)                                           (85,068)             2,685
Net assets, beginning                                           1,053,116          1,050,431
                                                         -----------------  -----------------
Net assets, ending                                       $        968,048   $      1,053,116
                                                         =================  =================

Units sold                                                         71,664            105,624
Units redeemed                                                   (100,191)          (174,473)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,527)           (68,849)
Units outstanding, beginning                                      787,617            856,466
                                                         -----------------  -----------------
Units outstanding, ending                                         759,090            787,617
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      2,991,741
Cost of units redeemed/account charges                                            (2,141,572)
Net investment income (loss)                                                          29,535
Net realized gain (loss)                                                              33,151
Realized gain distributions                                                          107,252
Net change in unrealized appreciation (depreciation)                                 (52,059)
                                                                            -----------------
Net assets                                                                  $        968,048
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                 759  $              968               1.25%               -4.6%
12/31/2017                     1.34                 788               1,053               1.25%                9.0%
12/31/2016                     1.23                 856               1,050               1.25%                5.2%
12/31/2015                     1.17                 731                 852               1.25%               -2.3%
12/31/2014                     1.19                 540                 645               1.25%                3.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               1.00%               -4.4%
12/31/2017                     1.36                   0                   0               1.00%                9.3%
12/31/2016                     1.24                   0                   0               1.00%                5.4%
12/31/2015                     1.18                   0                   0               1.00%               -2.0%
12/31/2014                     1.20                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -4.1%
12/31/2017                     1.38                   0                   0               0.75%                9.6%
12/31/2016                     1.25                   0                   0               0.75%                5.7%
12/31/2015                     1.19                   0                   0               0.75%               -1.8%
12/31/2014                     1.21                   0                   0               0.75%                3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.50%               -3.9%
12/31/2017                     1.39                   0                   0               0.50%                9.8%
12/31/2016                     1.27                   0                   0               0.50%                6.0%
12/31/2015                     1.20                   0                   0               0.50%               -1.6%
12/31/2014                     1.22                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.25%               -3.7%
12/31/2017                     1.41                   0                   0               0.25%               10.1%
12/31/2016                     1.28                   0                   0               0.25%                6.2%
12/31/2015                     1.21                   0                   0               0.25%               -1.3%
12/31/2014                     1.22                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%               -3.4%
12/31/2017                     1.43                   0                   0               0.00%               10.4%
12/31/2016                     1.30                   0                   0               0.00%                6.5%
12/31/2015                     1.22                   0                   0               0.00%               -1.1%
12/31/2014                     1.23                   0                   0               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        1.6%
    2016        1.8%
    2015        2.0%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2010 FUND R CLASS - 74149P606

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,327,351   $    1,446,368           82,598
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (37,348)
                                     ----------------
Net assets                           $     1,290,003
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,091,337         838,812  $          1.30
Band 100                                        --              --             1.32
Band 75                                         --              --             1.34
Band 50                                         --              --             1.37
Band 25                                         --              --             1.39
Band 0                                     198,666         140,598             1.41
                                    --------------  --------------
 Total                              $    1,290,003         979,410
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         23,078
Mortality & expense charges                                                          (16,818)
                                                                            -----------------
Net investment income (loss)                                                           6,260
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              18,516
Realized gain distributions                                                           75,389
Net change in unrealized appreciation (depreciation)                                (171,937)
                                                                            -----------------
Net gain (loss)                                                                      (78,032)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (71,772)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,260   $          7,408
Net realized gain (loss)                                           18,516             26,040
Realized gain distributions                                        75,389             68,477
Net change in unrealized appreciation (depreciation)             (171,937)            59,993
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (71,772)           161,918
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          267,662            689,114
Cost of units redeemed                                           (717,042)          (662,559)
Account charges                                                    (2,644)            (3,076)
                                                         -----------------  -----------------
Increase (decrease)                                              (452,024)            23,479
                                                         -----------------  -----------------
Net increase (decrease)                                          (523,796)           185,397
Net assets, beginning                                           1,813,799          1,628,402
                                                         -----------------  -----------------
Net assets, ending                                       $      1,290,003   $      1,813,799
                                                         =================  =================

Units sold                                                        191,079            519,804
Units redeemed                                                   (519,792)          (495,302)
                                                         -----------------  -----------------
Net increase (decrease)                                          (328,713)            24,502
Units outstanding, beginning                                    1,308,123          1,283,621
                                                         -----------------  -----------------
Units outstanding, ending                                         979,410          1,308,123
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     8,350,464
Cost of units redeemed/account charges                                           (7,471,591)
Net investment income (loss)                                                         51,201
Net realized gain (loss)                                                            105,090
Realized gain distributions                                                         373,856
Net change in unrealized appreciation (depreciation)                               (119,017)
                                                                            ----------------
Net assets                                                                  $     1,290,003
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                 839  $            1,091               1.25%               -5.3%
12/31/2017                     1.37               1,140               1,566               1.25%                9.7%
12/31/2016                     1.25               1,003               1,256               1.25%                5.3%
12/31/2015                     1.19               1,397               1,663               1.25%               -2.5%
12/31/2014                     1.22               2,866               3,497               1.25%                3.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%               -5.1%
12/31/2017                     1.39                   0                   0               1.00%               10.0%
12/31/2016                     1.27                   0                   0               1.00%                5.5%
12/31/2015                     1.20                   0                   0               1.00%               -2.2%
12/31/2014                     1.23                   0                   0               1.00%                3.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.75%               -4.8%
12/31/2017                     1.41                   0                   0               0.75%               10.2%
12/31/2016                     1.28                   0                   0               0.75%                5.8%
12/31/2015                     1.21                   0                   0               0.75%               -2.0%
12/31/2014                     1.24                   0                   0               0.75%                3.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.50%               -4.6%
12/31/2017                     1.43                   0                   0               0.50%               10.5%
12/31/2016                     1.30                   0                   0               0.50%                6.0%
12/31/2015                     1.22                   0                   0               0.50%               -1.7%
12/31/2014                     1.24                   0                   0               0.50%                3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.25%               -4.3%
12/31/2017                     1.45                   0                   0               0.25%               10.8%
12/31/2016                     1.31                   0                   0               0.25%                6.3%
12/31/2015                     1.23                   0                   0               0.25%               -1.5%
12/31/2014                     1.25                   0                   0               0.25%                4.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                 141  $              199               0.00%               -4.1%
12/31/2017                     1.47                 168                 248               0.00%               11.1%
12/31/2016                     1.33                 280                 372               0.00%                6.6%
12/31/2015                     1.24                 172                 215               0.00%               -1.2%
12/31/2014                     1.26                 153                 193               0.00%                4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.5%
    2016        1.3%
    2015        1.0%
    2014        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2010 FUND ADVISOR CLASS - 74149P861

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,159,850  $      2,366,968          133,654
                                                      ================  ===============
Receivables: investments sold                    850
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,160,700
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,160,700       1,633,361  $          1.32
Band 100                                         --              --             1.34
Band 75                                          --              --             1.37
Band 50                                          --              --             1.39
Band 25                                          --              --             1.41
Band 0                                           --              --             1.44
                                    ---------------  --------------
 Total                              $     2,160,700       1,633,361
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         48,745
Mortality & expense charges                                                           (33,718)
                                                                             -----------------
Net investment income (loss)                                                           15,027
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (18,846)
Realized gain distributions                                                           136,486
Net change in unrealized appreciation (depreciation)                                 (270,595)
                                                                             -----------------
Net gain (loss)                                                                      (152,955)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (137,928)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,027   $          3,864
Net realized gain (loss)                                          (18,846)            88,015
Realized gain distributions                                       136,486            106,299
Net change in unrealized appreciation (depreciation)             (270,595)           147,547
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (137,928)           345,725
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          259,678          2,134,278
Cost of units redeemed                                           (870,413)        (3,052,593)
Account charges                                                      (913)            (1,969)
                                                         -----------------  -----------------
Increase (decrease)                                              (611,648)          (920,284)
                                                         -----------------  -----------------
Net increase (decrease)                                          (749,576)          (574,559)
Net assets, beginning                                           2,910,276          3,484,835
                                                         -----------------  -----------------
Net assets, ending                                       $      2,160,700   $      2,910,276
                                                         =================  =================

Units sold                                                        187,426          1,625,400
Units redeemed                                                   (642,918)        (2,287,413)
                                                         -----------------  -----------------
Net increase (decrease)                                          (455,492)          (662,013)
Units outstanding, beginning                                    2,088,853          2,750,866
                                                         -----------------  -----------------
Units outstanding, ending                                       1,633,361          2,088,853
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,165,871
Cost of units redeemed/account charges                                           (7,509,579)
Net investment income (loss)                                                         88,567
Net realized gain (loss)                                                            114,677
Realized gain distributions                                                         508,282
Net change in unrealized appreciation (depreciation)                               (207,118)
                                                                            ----------------
Net assets                                                                  $     2,160,700
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32               1,633  $            2,161               1.25%               -5.1%
12/31/2017                     1.39               2,089               2,910               1.25%               10.0%
12/31/2016                     1.27               2,751               3,485               1.25%                5.5%
12/31/2015                     1.20               2,513               3,018               1.25%               -2.2%
12/31/2014                     1.23               2,607               3,201               1.25%                3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               1.00%               -4.8%
12/31/2017                     1.41                   0                   0               1.00%               10.3%
12/31/2016                     1.28                   0                   0               1.00%                5.8%
12/31/2015                     1.21                   0                   0               1.00%               -2.0%
12/31/2014                     1.24                   0                   0               1.00%                3.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.75%               -4.6%
12/31/2017                     1.43                   0                   0               0.75%               10.5%
12/31/2016                     1.30                   0                   0               0.75%                6.0%
12/31/2015                     1.22                   0                   0               0.75%               -1.7%
12/31/2014                     1.24                   0                   0               0.75%                4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.50%               -4.3%
12/31/2017                     1.45                   0                   0               0.50%               10.8%
12/31/2016                     1.31                   0                   0               0.50%                6.3%
12/31/2015                     1.23                   0                   0               0.50%               -1.5%
12/31/2014                     1.25                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.41                   0  $                0               0.25%               -4.1%
12/31/2017                     1.47                   0                   0               0.25%               11.1%
12/31/2016                     1.33                   0                   0               0.25%                6.6%
12/31/2015                     1.24                   0                   0               0.25%               -1.2%
12/31/2014                     1.26                   0                   0               0.25%                4.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44                   0  $                0               0.00%               -3.9%
12/31/2017                     1.49                   0                   0               0.00%               11.4%
12/31/2016                     1.34                   0                   0               0.00%                6.8%
12/31/2015                     1.26                   0                   0               0.00%               -1.0%
12/31/2014                     1.27                   0                   0               0.00%                4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.5%
    2016        1.8%
    2015        1.8%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2015 FUND R CLASS - 74149P671

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,050,522  $     3,347,711          237,394
                                                       ===============  ===============
Receivables: investments sold                   2,746
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,053,268
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,812,389       1,953,734  $          1.44
Band 100                                         --              --             1.47
Band 75                                          --              --             1.50
Band 50                                          --              --             1.53
Band 25                                          --              --             1.56
Band 0                                      240,879         151,076             1.59
                                    ---------------  --------------
 Total                              $     3,053,268       2,104,810
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        52,887
Mortality & expense charges                                                         (61,533)
                                                                            ----------------
Net investment income (loss)                                                         (8,646)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            203,752
Realized gain distributions                                                         235,693
Net change in unrealized appreciation (depreciation)                               (653,962)
                                                                            ----------------
Net gain (loss)                                                                    (214,517)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (223,163)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,646)  $            708
Net realized gain (loss)                                          203,752            364,385
Realized gain distributions                                       235,693            367,873
Net change in unrealized appreciation (depreciation)             (653,962)           253,740
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (223,163)           986,706
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          559,272          1,006,182
Cost of units redeemed                                         (4,658,385)        (5,417,300)
Account charges                                                    (4,086)            (5,708)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,103,199)        (4,416,826)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,326,362)        (3,430,120)
Net assets, beginning                                           7,379,630         10,809,750
                                                         -----------------  -----------------
Net assets, ending                                       $      3,053,268   $      7,379,630
                                                         =================  =================

Units sold                                                        365,971            829,675
Units redeemed                                                 (3,067,174)        (3,841,163)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,701,203)        (3,011,488)
Units outstanding, beginning                                    4,806,013          7,817,501
                                                         -----------------  -----------------
Units outstanding, ending                                       2,104,810          4,806,013
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     26,272,673
Cost of units redeemed/account charges                                           (25,973,138)
Net investment income (loss)                                                         150,043
Net realized gain (loss)                                                           1,330,666
Realized gain distributions                                                        1,570,213
Net change in unrealized appreciation (depreciation)                                (297,189)
                                                                            -----------------
Net assets                                                                  $      3,053,268
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.44               1,954  $            2,812               1.25%               -5.9%
12/31/2017                     1.53               4,609               7,050               1.25%               11.5%
12/31/2016                     1.37               7,077               9,712               1.25%                5.5%
12/31/2015                     1.30               7,628               9,925               1.25%               -2.3%
12/31/2014                     1.33               8,058              10,732               1.25%                3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47                   0  $                0               1.00%               -5.7%
12/31/2017                     1.56                   0                   0               1.00%               11.7%
12/31/2016                     1.39                   0                   0               1.00%                5.7%
12/31/2015                     1.32                   0                   0               1.00%               -2.1%
12/31/2014                     1.35                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               0.75%               -5.4%
12/31/2017                     1.59                   0                   0               0.75%               12.0%
12/31/2016                     1.42                   0                   0               0.75%                6.0%
12/31/2015                     1.34                   0                   0               0.75%               -1.8%
12/31/2014                     1.36                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.50%               -5.2%
12/31/2017                     1.61                   0                   0               0.50%               12.3%
12/31/2016                     1.44                   0                   0               0.50%                6.3%
12/31/2015                     1.35                   0                   0               0.50%               -1.6%
12/31/2014                     1.37                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.25%               -4.9%
12/31/2017                     1.64                   0                   0               0.25%               12.6%
12/31/2016                     1.46                   0                   0               0.25%                6.5%
12/31/2015                     1.37                   0                   0               0.25%               -1.3%
12/31/2014                     1.39                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                 151  $              241               0.00%               -4.7%
12/31/2017                     1.67                 197                 330               0.00%               12.9%
12/31/2016                     1.48                 740               1,098               0.00%                6.8%
12/31/2015                     1.39                 935               1,298               0.00%               -1.1%
12/31/2014                     1.40                 629                 883               0.00%                4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.1%
    2016        1.4%
    2015        1.4%
    2014        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2015 FUND ADVISOR CLASS - 74149P689

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,733,839  $     13,031,595          904,690
                                                      ================  ===============
Receivables: investments sold                 10,389
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,744,228
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   11,744,228        7,993,349  $         1.47
Band 100                                        --               --            1.50
Band 75                                         --               --            1.53
Band 50                                         --               --            1.56
Band 25                                         --               --            1.59
Band 0                                          --               --            1.63
                                    --------------  ---------------
 Total                              $   11,744,228        7,993,349
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        229,752
Mortality & expense charges                                                         (169,902)
                                                                            -----------------
Net investment income (loss)                                                          59,850
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              59,355
Realized gain distributions                                                          841,057
Net change in unrealized appreciation (depreciation)                              (1,714,730)
                                                                            -----------------
Net gain (loss)                                                                     (814,318)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (754,468)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,850   $         24,600
Net realized gain (loss)                                           59,355            402,245
Realized gain distributions                                       841,057            647,921
Net change in unrealized appreciation (depreciation)           (1,714,730)           538,396
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (754,468)         1,613,162
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,364,941          5,565,108
Cost of units redeemed                                         (2,849,831)        (6,492,356)
Account charges                                                    (9,678)           (10,445)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,494,568)          (937,693)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,249,036)           675,469
Net assets, beginning                                          13,993,264         13,317,795
                                                         -----------------  -----------------
Net assets, ending                                       $     11,744,228   $     13,993,264
                                                         =================  =================

Units sold                                                        884,435          3,850,590
Units redeemed                                                 (1,883,967)        (4,418,531)
                                                         -----------------  -----------------
Net increase (decrease)                                          (999,532)          (567,941)
Units outstanding, beginning                                    8,992,881          9,560,822
                                                         -----------------  -----------------
Units outstanding, ending                                       7,993,349          8,992,881
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     31,100,296
Cost of units redeemed/account charges                                           (22,446,798)
Net investment income (loss)                                                         370,676
Net realized gain (loss)                                                           1,437,124
Realized gain distributions                                                        2,580,686
Net change in unrealized appreciation (depreciation)                              (1,297,756)
                                                                            -----------------
Net assets                                                                  $     11,744,228
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.47               7,993  $           11,744               1.25%               -5.6%
12/31/2017                     1.56               8,993              13,993               1.25%               11.7%
12/31/2016                     1.39               9,561              13,318               1.25%                5.7%
12/31/2015                     1.32               9,378              12,358               1.25%               -2.0%
12/31/2014                     1.34               9,721              13,074               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.50                   0  $                0               1.00%               -5.3%
12/31/2017                     1.58                   0                   0               1.00%               12.0%
12/31/2016                     1.41                   0                   0               1.00%                6.0%
12/31/2015                     1.33                   0                   0               1.00%               -1.8%
12/31/2014                     1.36                   0                   0               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.75%               -5.1%
12/31/2017                     1.61                   0                   0               0.75%               12.3%
12/31/2016                     1.44                   0                   0               0.75%                6.2%
12/31/2015                     1.35                   0                   0               0.75%               -1.5%
12/31/2014                     1.37                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.50%               -4.9%
12/31/2017                     1.64                   0                   0               0.50%               12.5%
12/31/2016                     1.46                   0                   0               0.50%                6.5%
12/31/2015                     1.37                   0                   0               0.50%               -1.3%
12/31/2014                     1.39                   0                   0               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.25%               -4.6%
12/31/2017                     1.67                   0                   0               0.25%               12.8%
12/31/2016                     1.48                   0                   0               0.25%                6.8%
12/31/2015                     1.39                   0                   0               0.25%               -1.0%
12/31/2014                     1.40                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                0               0.00%               -4.4%
12/31/2017                     1.70                   0                   0               0.00%               13.1%
12/31/2016                     1.50                   0                   0               0.00%                7.0%
12/31/2015                     1.41                   0                   0               0.00%               -0.8%
12/31/2014                     1.42                   0                   0               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.5%
    2016        1.7%
    2015        1.6%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2020 FUND R CLASS - 74149P705

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,951,338  $     15,848,015          777,905
                                                      ================  ===============
Receivables: investments sold                 23,425
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,974,763
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,208,300        9,372,922  $         1.52
Band 100                                    26,217           16,945            1.55
Band 75                                         --               --            1.58
Band 50                                         --               --            1.61
Band 25                                         --               --            1.65
Band 0                                     740,246          440,884            1.68
                                    --------------  ---------------
 Total                              $   14,974,763        9,830,751
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       230,510
Mortality & expense charges                                                        (229,073)
                                                                            ----------------
Net investment income (loss)                                                          1,437
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            803,313
Realized gain distributions                                                       1,030,094
Net change in unrealized appreciation (depreciation)                             (2,875,380)
                                                                            ----------------
Net gain (loss)                                                                  (1,041,973)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,040,536)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,437   $         24,659
Net realized gain (loss)                                          803,313            634,322
Realized gain distributions                                     1,030,094            646,506
Net change in unrealized appreciation (depreciation)           (2,875,380)         1,669,103
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,040,536)         2,974,590
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,993,285          4,342,578
Cost of units redeemed                                         (9,357,290)        (9,543,318)
Account charges                                                   (23,763)           (28,664)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,387,768)        (5,229,404)
                                                         -----------------  -----------------
Net increase (decrease)                                        (7,428,304)        (2,254,814)
Net assets, beginning                                          22,403,067         24,657,881
                                                         -----------------  -----------------
Net assets, ending                                       $     14,974,763   $     22,403,067
                                                         =================  =================

Units sold                                                      1,816,588          2,924,261
Units redeemed                                                 (5,720,348)        (6,344,421)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,903,760)        (3,420,160)
Units outstanding, beginning                                   13,734,511         17,154,671
                                                         -----------------  -----------------
Units outstanding, ending                                       9,830,751         13,734,511
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     55,020,794
Cost of units redeemed/account charges                                           (46,146,053)
Net investment income (loss)                                                         283,510
Net realized gain (loss)                                                           3,076,095
Realized gain distributions                                                        3,637,094
Net change in unrealized appreciation (depreciation)                                (896,677)
                                                                            -----------------
Net assets                                                                  $     14,974,763
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.52               9,373  $           14,208               1.25%               -6.6%
12/31/2017                     1.62              13,018              21,131               1.25%               13.7%
12/31/2016                     1.43              15,602              22,264               1.25%                5.6%
12/31/2015                     1.35              14,426              19,499               1.25%               -2.1%
12/31/2014                     1.38              15,202              20,987               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55                  17  $               26               1.00%               -6.4%
12/31/2017                     1.65                   4                   7               1.00%               14.0%
12/31/2016                     1.45                   3                   5               1.00%                5.8%
12/31/2015                     1.37                   0                   0               1.00%               -1.8%
12/31/2014                     1.40                   6                   8               1.00%                4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               0.75%               -6.1%
12/31/2017                     1.68                   0                   0               0.75%               14.3%
12/31/2016                     1.47                   0                   0               0.75%                6.1%
12/31/2015                     1.39                   0                   0               0.75%               -1.6%
12/31/2014                     1.41                   0                   0               0.75%                4.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.50%               -5.9%
12/31/2017                     1.71                   0                   0               0.50%               14.6%
12/31/2016                     1.49                   0                   0               0.50%                6.4%
12/31/2015                     1.41                   2                   2               0.50%               -1.4%
12/31/2014                     1.42                   2                   2               0.50%                4.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.25%               -5.7%
12/31/2017                     1.74                   0                   0               0.25%               14.9%
12/31/2016                     1.52                   0                   0               0.25%                6.6%
12/31/2015                     1.42                   0                   0               0.25%               -1.1%
12/31/2014                     1.44                   0                   0               0.25%                4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                 441  $              740               0.00%               -5.4%
12/31/2017                     1.78                 713               1,265               0.00%               15.2%
12/31/2016                     1.54               1,550               2,389               0.00%                6.9%
12/31/2015                     1.44               2,663               3,840               0.00%               -0.9%
12/31/2014                     1.45               2,057               2,992               0.00%                5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.2%
    2016        1.3%
    2015        1.3%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2020 FUND ADVISOR CLASS - 74149P853

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    28,799,868  $     31,767,413        1,485,294
                                                      ================  ===============
Receivables: investments sold                 45,149
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    28,845,017
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   28,845,017      18,641,764  $          1.55
Band 100                                        --              --             1.58
Band 75                                         --              --             1.61
Band 50                                         --              --             1.65
Band 25                                         --              --             1.68
Band 0                                          --              --             1.71
                                    --------------  --------------
 Total                              $   28,845,017      18,641,764
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       528,040
Mortality & expense charges                                                        (359,003)
                                                                            ----------------
Net investment income (loss)                                                        169,037
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            524,591
Realized gain distributions                                                       1,936,149
Net change in unrealized appreciation (depreciation)                             (4,678,876)
                                                                            ----------------
Net gain (loss)                                                                  (2,218,136)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,049,099)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        169,037   $         50,351
Net realized gain (loss)                                          524,591            896,974
Realized gain distributions                                     1,936,149            716,653
Net change in unrealized appreciation (depreciation)           (4,678,876)         1,885,088
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,049,099)         3,549,066
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,383,845          8,247,061
Cost of units redeemed                                         (8,140,264)       (11,343,430)
Account charges                                                   (21,794)           (19,627)
                                                         -----------------  -----------------
Increase (decrease)                                             5,221,787         (3,115,996)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,172,688            433,070
Net assets, beginning                                          25,672,329         25,239,259
                                                         -----------------  -----------------
Net assets, ending                                       $     28,845,017   $     25,672,329
                                                         =================  =================

Units sold                                                      8,093,126          5,315,024
Units redeemed                                                 (4,982,948)        (7,200,670)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,110,178         (1,885,646)
Units outstanding, beginning                                   15,531,586         17,417,232
                                                         -----------------  -----------------
Units outstanding, ending                                      18,641,764         15,531,586
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     62,592,748
Cost of units redeemed/account charges                                           (38,067,409)
Net investment income (loss)                                                         524,244
Net realized gain (loss)                                                           2,439,994
Realized gain distributions                                                        4,322,985
Net change in unrealized appreciation (depreciation)                              (2,967,545)
                                                                            -----------------
Net assets                                                                  $     28,845,017
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.55              18,642  $           28,845               1.25%               -6.4%
12/31/2017                     1.65              15,532              25,672               1.25%               14.1%
12/31/2016                     1.45              17,417              25,239               1.25%                5.8%
12/31/2015                     1.37              15,332              20,995               1.25%               -1.8%
12/31/2014                     1.40              14,300              19,950               1.25%                4.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                   0  $                0               1.00%               -6.2%
12/31/2017                     1.68                   0                   0               1.00%               14.3%
12/31/2016                     1.47                   0                   0               1.00%                6.1%
12/31/2015                     1.39                   0                   0               1.00%               -1.6%
12/31/2014                     1.41                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.75%               -5.9%
12/31/2017                     1.71                   0                   0               0.75%               14.6%
12/31/2016                     1.49                   0                   0               0.75%                6.4%
12/31/2015                     1.41                   0                   0               0.75%               -1.4%
12/31/2014                     1.42                   0                   0               0.75%                4.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.50%               -5.7%
12/31/2017                     1.74                   0                   0               0.50%               14.9%
12/31/2016                     1.52                   0                   0               0.50%                6.6%
12/31/2015                     1.42                   0                   0               0.50%               -1.1%
12/31/2014                     1.44                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.25%               -5.4%
12/31/2017                     1.78                   0                   0               0.25%               15.2%
12/31/2016                     1.54                   0                   0               0.25%                6.9%
12/31/2015                     1.44                   0                   0               0.25%               -0.9%
12/31/2014                     1.45                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.00%               -5.2%
12/31/2017                     1.81                   0                   0               0.00%               15.5%
12/31/2016                     1.57                   0                   0               0.00%                7.1%
12/31/2015                     1.46                   0                   0               0.00%               -0.6%
12/31/2014                     1.47                   0                   0               0.00%                5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.5%
    2016        1.7%
    2015        1.6%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2025 FUND R CLASS - 74149P655

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     13,926,919  $    14,430,189          916,847
                                                       ===============  ===============
Receivables: investments sold                   6,113
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     13,933,032
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,347,194        7,818,099  $         1.58
Band 100                                        --               --            1.61
Band 75                                         --               --            1.65
Band 50                                         --               --            1.68
Band 25                                         --               --            1.71
Band 0                                   1,585,838          906,590            1.75
                                    --------------  ---------------
 Total                              $   13,933,032        8,724,689
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       199,000
Mortality & expense charges                                                        (193,375)
                                                                            ----------------
Net investment income (loss)                                                          5,625
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            808,024
Realized gain distributions                                                         726,783
Net change in unrealized appreciation (depreciation)                             (2,600,310)
                                                                            ----------------
Net gain (loss)                                                                  (1,065,503)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,059,878)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,625   $         16,181
Net realized gain (loss)                                          808,024            486,444
Realized gain distributions                                       726,783            397,578
Net change in unrealized appreciation (depreciation)           (2,600,310)         1,878,656
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,059,878)         2,778,859
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,113,666          4,461,089
Cost of units redeemed                                         (7,937,275)        (6,680,058)
Account charges                                                   (15,621)           (13,569)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,839,230)        (2,232,538)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,899,108)           546,321
Net assets, beginning                                          19,832,140         19,285,819
                                                         -----------------  -----------------
Net assets, ending                                       $     13,933,032   $     19,832,140
                                                         =================  =================

Units sold                                                      1,782,584          2,816,746
Units redeemed                                                 (4,600,813)        (4,176,907)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,818,229)        (1,360,161)
Units outstanding, beginning                                   11,542,918         12,903,079
                                                         -----------------  -----------------
Units outstanding, ending                                       8,724,689         11,542,918
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     44,168,078
Cost of units redeemed/account charges                                           (34,938,768)
Net investment income (loss)                                                         151,299
Net realized gain (loss)                                                           2,496,319
Realized gain distributions                                                        2,559,374
Net change in unrealized appreciation (depreciation)                                (503,270)
                                                                            -----------------
Net assets                                                                  $     13,933,032
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58               7,818  $           12,347               1.25%               -7.3%
12/31/2017                     1.70              10,557              17,995               1.25%               15.6%
12/31/2016                     1.47              10,676              15,739               1.25%                5.7%
12/31/2015                     1.39              11,246              15,684               1.25%               -1.9%
12/31/2014                     1.42              10,906              15,498               1.25%                4.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               1.00%               -7.1%
12/31/2017                     1.74                   0                   0               1.00%               15.9%
12/31/2016                     1.50                   0                   0               1.00%                6.0%
12/31/2015                     1.41                   0                   0               1.00%               -1.6%
12/31/2014                     1.44                   0                   0               1.00%                4.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%               -6.9%
12/31/2017                     1.77                   0                   0               0.75%               16.2%
12/31/2016                     1.52                   0                   0               0.75%                6.2%
12/31/2015                     1.43                   0                   0               0.75%               -1.4%
12/31/2014                     1.45                   0                   0               0.75%                4.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%               -6.6%
12/31/2017                     1.80                   0                   0               0.50%               16.5%
12/31/2016                     1.54                   0                   0               0.50%                6.5%
12/31/2015                     1.45                   0                   0               0.50%               -1.1%
12/31/2014                     1.47                   0                   0               0.50%                4.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.25%               -6.4%
12/31/2017                     1.83                   0                   0               0.25%               16.8%
12/31/2016                     1.57                   0                   0               0.25%                6.8%
12/31/2015                     1.47                   0                   0               0.25%               -0.9%
12/31/2014                     1.48                   0                   0               0.25%                5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                 907  $            1,586               0.00%               -6.2%
12/31/2017                     1.86                 985               1,837               0.00%               17.1%
12/31/2016                     1.59               2,227               3,547               0.00%                7.0%
12/31/2015                     1.49               1,000               1,488               0.00%               -0.6%
12/31/2014                     1.50                 970               1,452               0.00%                5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.2%
    2016        1.3%
    2015        1.2%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2025 FUND ADVISOR CLASS - 74149P663

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    29,349,270  $     31,288,166        1,912,004
                                                      ================  ===============
Receivables: investments sold                 36,351
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    29,385,621
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   29,385,621      18,214,401  $          1.61
Band 100                                        --              --             1.65
Band 75                                         --              --             1.68
Band 50                                         --              --             1.72
Band 25                                         --              --             1.75
Band 0                                          --              --             1.79
                                    --------------  --------------
 Total                              $   29,385,621      18,214,401
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       500,730
Mortality & expense charges                                                        (385,890)
                                                                            ----------------
Net investment income (loss)                                                        114,840
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            488,018
Realized gain distributions                                                       1,502,192
Net change in unrealized appreciation (depreciation)                             (4,441,944)
                                                                            ----------------
Net gain (loss)                                                                  (2,451,734)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,336,894)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        114,840   $         44,028
Net realized gain (loss)                                          488,018          1,074,852
Realized gain distributions                                     1,502,192            567,389
Net change in unrealized appreciation (depreciation)           (4,441,944)         2,414,198
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,336,894)         4,100,467
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,031,587         10,889,669
Cost of units redeemed                                         (6,662,850)       (10,213,710)
Account charges                                                   (28,680)           (24,083)
                                                         -----------------  -----------------
Increase (decrease)                                             2,340,057            651,876
                                                         -----------------  -----------------
Net increase (decrease)                                             3,163          4,752,343
Net assets, beginning                                          29,382,458         24,630,115
                                                         -----------------  -----------------
Net assets, ending                                       $     29,385,621   $     29,382,458
                                                         =================  =================

Units sold                                                      5,363,129          6,654,867
Units redeemed                                                 (4,086,449)        (6,175,670)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,276,680            479,197
Units outstanding, beginning                                   16,937,721         16,458,524
                                                         -----------------  -----------------
Units outstanding, ending                                      18,214,401         16,937,721
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     52,693,967
Cost of units redeemed/account charges                                           (27,278,711)
Net investment income (loss)                                                         369,935
Net realized gain (loss)                                                           2,092,018
Realized gain distributions                                                        3,447,308
Net change in unrealized appreciation (depreciation)                              (1,938,896)
                                                                            -----------------
Net assets                                                                  $     29,385,621
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61              18,214  $           29,386               1.25%               -7.0%
12/31/2017                     1.73              16,938              29,382               1.25%               15.9%
12/31/2016                     1.50              16,459              24,630               1.25%                5.9%
12/31/2015                     1.41              12,483              17,637               1.25%               -1.7%
12/31/2014                     1.44               9,387              13,487               1.25%                4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               1.00%               -6.8%
12/31/2017                     1.77                   0                   0               1.00%               16.2%
12/31/2016                     1.52                   0                   0               1.00%                6.2%
12/31/2015                     1.43                   0                   0               1.00%               -1.4%
12/31/2014                     1.45                   0                   0               1.00%                4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.75%               -6.5%
12/31/2017                     1.80                   0                   0               0.75%               16.5%
12/31/2016                     1.54                   0                   0               0.75%                6.4%
12/31/2015                     1.45                   0                   0               0.75%               -1.2%
12/31/2014                     1.47                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.72                   0  $                0               0.50%               -6.3%
12/31/2017                     1.83                   0                   0               0.50%               16.8%
12/31/2016                     1.57                   0                   0               0.50%                6.7%
12/31/2015                     1.47                   0                   0               0.50%               -0.9%
12/31/2014                     1.48                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.25%               -6.1%
12/31/2017                     1.86                   0                   0               0.25%               17.1%
12/31/2016                     1.59                   0                   0               0.25%                7.0%
12/31/2015                     1.49                   0                   0               0.25%               -0.7%
12/31/2014                     1.50                   0                   0               0.25%                5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.00%               -5.8%
12/31/2017                     1.90                   0                   0               0.00%               17.4%
12/31/2016                     1.62                   0                   0               0.00%                7.2%
12/31/2015                     1.51                   0                   0               0.00%               -0.4%
12/31/2014                     1.51                   0                   0               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.5%
    2016        1.6%
    2015        1.6%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2030 FUND R CLASS - 74149P804

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    13,658,609  $     14,156,798          622,543
                                                      ================  ===============
Receivables: investments sold                 20,636
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    13,679,245
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   13,001,592        7,931,340  $         1.64
Band 100                                        --               --            1.67
Band 75                                         --               --            1.71
Band 50                                         --               --            1.74
Band 25                                         --               --            1.78
Band 0                                     677,653          373,230            1.82
                                    --------------  ---------------
 Total                              $   13,679,245        8,304,570
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       180,175
Mortality & expense charges                                                        (207,250)
                                                                            ----------------
Net investment income (loss)                                                        (27,075)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            762,852
Realized gain distributions                                                         918,893
Net change in unrealized appreciation (depreciation)                             (2,821,251)
                                                                            ----------------
Net gain (loss)                                                                  (1,139,506)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,166,581)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (27,075)  $        (29,330)
Net realized gain (loss)                                          762,852            582,452
Realized gain distributions                                       918,893            425,901
Net change in unrealized appreciation (depreciation)           (2,821,251)         2,067,666
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,166,581)         3,046,689
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,688,530          3,756,501
Cost of units redeemed                                         (6,914,309)        (7,411,634)
Account charges                                                   (16,840)           (19,317)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,242,619)        (3,674,450)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,409,200)          (627,761)
Net assets, beginning                                          19,088,445         19,716,206
                                                         -----------------  -----------------
Net assets, ending                                       $     13,679,245   $     19,088,445
                                                         =================  =================

Units sold                                                      1,492,901          2,265,557
Units redeemed                                                 (3,873,379)        (4,473,489)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,380,478)        (2,207,932)
Units outstanding, beginning                                   10,685,048         12,892,980
                                                         -----------------  -----------------
Units outstanding, ending                                       8,304,570         10,685,048
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     44,337,928
Cost of units redeemed/account charges                                           (35,964,036)
Net investment income (loss)                                                         (32,462)
Net realized gain (loss)                                                           2,584,698
Realized gain distributions                                                        3,251,306
Net change in unrealized appreciation (depreciation)                                (498,189)
                                                                            -----------------
Net assets                                                                  $     13,679,245
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64               7,931  $           13,002               1.25%               -7.9%
12/31/2017                     1.78              10,276              18,292               1.25%               17.4%
12/31/2016                     1.52              11,559              17,530               1.25%                5.8%
12/31/2015                     1.43              13,028              18,673               1.25%               -1.7%
12/31/2014                     1.46              11,231              16,382               1.25%                4.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67                   0  $                0               1.00%               -7.7%
12/31/2017                     1.81                   0                   0               1.00%               17.7%
12/31/2016                     1.54                   0                   0               1.00%                6.1%
12/31/2015                     1.45                   0                   0               1.00%               -1.5%
12/31/2014                     1.47                   0                   0               1.00%                4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%               -7.4%
12/31/2017                     1.85                   0                   0               0.75%               18.0%
12/31/2016                     1.56                   0                   0               0.75%                6.3%
12/31/2015                     1.47                   0                   0               0.75%               -1.3%
12/31/2014                     1.49                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.50%               -7.2%
12/31/2017                     1.88                   0                   0               0.50%               18.3%
12/31/2016                     1.59                   0                   0               0.50%                6.6%
12/31/2015                     1.49                   0                   0               0.50%               -1.0%
12/31/2014                     1.51                   0                   0               0.50%                5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.25%               -7.0%
12/31/2017                     1.91                   0                   0               0.25%               18.5%
12/31/2016                     1.61                   0                   0               0.25%                6.9%
12/31/2015                     1.51                   0                   0               0.25%               -0.8%
12/31/2014                     1.52                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                 373  $              678               0.00%               -6.7%
12/31/2017                     1.95                 409                 797               0.00%               18.8%
12/31/2016                     1.64               1,334               2,186               0.00%                7.1%
12/31/2015                     1.53               1,108               1,694               0.00%               -0.5%
12/31/2014                     1.54                 857               1,317               0.00%                5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.0%
    2016        1.1%
    2015        1.2%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2030 FUND ADVISOR CLASS - 74149P846

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    27,255,245  $     29,623,898        1,232,711
                                                      ================  ===============
Receivables: investments sold                 47,095
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    27,302,340
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,302,340      16,316,962  $          1.67
Band 100                                        --              --             1.71
Band 75                                         --              --             1.74
Band 50                                         --              --             1.78
Band 25                                         --              --             1.82
Band 0                                          --              --             1.85
                                    --------------  --------------
 Total                              $   27,302,340      16,316,962
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       421,729
Mortality & expense charges                                                        (353,702)
                                                                            ----------------
Net investment income (loss)                                                         68,027
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            566,910
Realized gain distributions                                                       1,743,907
Net change in unrealized appreciation (depreciation)                             (4,823,818)
                                                                            ----------------
Net gain (loss)                                                                  (2,513,001)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,444,974)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         68,027   $           (197)
Net realized gain (loss)                                          566,910            749,377
Realized gain distributions                                     1,743,907            551,956
Net change in unrealized appreciation (depreciation)           (4,823,818)         2,698,482
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,444,974)         3,999,618
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       10,666,978          7,872,812
Cost of units redeemed                                         (7,147,907)        (7,753,323)
Account charges                                                   (23,701)           (22,130)
                                                         -----------------  -----------------
Increase (decrease)                                             3,495,370             97,359
                                                         -----------------  -----------------
Net increase (decrease)                                         1,050,396          4,096,977
Net assets, beginning                                          26,251,944         22,154,967
                                                         -----------------  -----------------
Net assets, ending                                       $     27,302,340   $     26,251,944
                                                         =================  =================

Units sold                                                      5,851,663          4,639,288
Units redeemed                                                 (4,015,448)        (4,539,943)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,836,215             99,345
Units outstanding, beginning                                   14,480,747         14,381,402
                                                         -----------------  -----------------
Units outstanding, ending                                      16,316,962         14,480,747
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     54,018,191
Cost of units redeemed/account charges                                           (31,545,904)
Net investment income (loss)                                                         178,714
Net realized gain (loss)                                                           2,867,724
Realized gain distributions                                                        4,152,268
Net change in unrealized appreciation (depreciation)                              (2,368,653)
                                                                            -----------------
Net assets                                                                  $     27,302,340
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.67              16,317  $           27,302               1.25%               -7.7%
12/31/2017                     1.81              14,481              26,252               1.25%               17.7%
12/31/2016                     1.54              14,381              22,155               1.25%                6.1%
12/31/2015                     1.45              11,283              16,384               1.25%               -1.5%
12/31/2014                     1.47              13,430              19,805               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%               -7.5%
12/31/2017                     1.85                   0                   0               1.00%               18.0%
12/31/2016                     1.56                   0                   0               1.00%                6.4%
12/31/2015                     1.47                   0                   0               1.00%               -1.3%
12/31/2014                     1.49                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.75%               -7.2%
12/31/2017                     1.88                   0                   0               0.75%               18.3%
12/31/2016                     1.59                   0                   0               0.75%                6.6%
12/31/2015                     1.49                   0                   0               0.75%               -1.0%
12/31/2014                     1.51                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%               -7.0%
12/31/2017                     1.91                   0                   0               0.50%               18.6%
12/31/2016                     1.61                   0                   0               0.50%                6.9%
12/31/2015                     1.51                   0                   0               0.50%               -0.8%
12/31/2014                     1.52                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.25%               -6.8%
12/31/2017                     1.95                   0                   0               0.25%               18.9%
12/31/2016                     1.64                   0                   0               0.25%                7.2%
12/31/2015                     1.53                   0                   0               0.25%               -0.5%
12/31/2014                     1.54                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.00%               -6.5%
12/31/2017                     1.98                   0                   0               0.00%               19.2%
12/31/2016                     1.66                   0                   0               0.00%                7.4%
12/31/2015                     1.55                   0                   0               0.00%               -0.3%
12/31/2014                     1.55                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.3%
    2016        1.5%
    2015        1.2%
    2014        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2035 FUND R CLASS - 74149P630

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,466,089  $     11,837,087          716,630
                                                      ================  ===============
Receivables: investments sold                 32,532
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,498,621
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    9,972,302        5,943,826  $         1.68
Band 100                                        --               --            1.71
Band 75                                         --               --            1.75
Band 50                                         --               --            1.78
Band 25                                         --               --            1.82
Band 0                                   1,526,319          821,372            1.86
                                    --------------  ---------------
 Total                              $   11,498,621        6,765,198
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       132,676
Mortality & expense charges                                                        (168,245)
                                                                            ----------------
Net investment income (loss)                                                        (35,569)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            830,105
Realized gain distributions                                                         768,126
Net change in unrealized appreciation (depreciation)                             (2,640,337)
                                                                            ----------------
Net gain (loss)                                                                  (1,042,106)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,077,675)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (35,569)  $        (17,838)
Net realized gain (loss)                                          830,105            643,852
Realized gain distributions                                       768,126            388,242
Net change in unrealized appreciation (depreciation)           (2,640,337)         1,935,019
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,077,675)         2,949,275
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,298,222          3,557,115
Cost of units redeemed                                         (6,809,649)        (7,322,430)
Account charges                                                   (11,065)           (12,457)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,522,492)        (3,777,772)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,600,167)          (828,497)
Net assets, beginning                                          17,098,788         17,927,285
                                                         -----------------  -----------------
Net assets, ending                                       $     11,498,621   $     17,098,788
                                                         =================  =================

Units sold                                                      1,239,021          2,106,170
Units redeemed                                                 (3,714,211)        (4,298,520)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,475,190)        (2,192,350)
Units outstanding, beginning                                    9,240,388         11,432,738
                                                         -----------------  -----------------
Units outstanding, ending                                       6,765,198          9,240,388
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     35,772,262
Cost of units redeemed/account charges                                           (29,240,995)
Net investment income (loss)                                                         (44,308)
Net realized gain (loss)                                                           2,620,695
Realized gain distributions                                                        2,761,965
Net change in unrealized appreciation (depreciation)                                (370,998)
                                                                            -----------------
Net assets                                                                  $     11,498,621
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68               5,944  $            9,972               1.25%               -8.6%
12/31/2017                     1.84               8,411              15,434               1.25%               18.8%
12/31/2016                     1.54               9,251              14,288               1.25%                5.8%
12/31/2015                     1.46               8,944              13,058               1.25%               -1.6%
12/31/2014                     1.48               8,088              12,001               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               1.00%               -8.3%
12/31/2017                     1.87                   0                   0               1.00%               19.1%
12/31/2016                     1.57                   0                   0               1.00%                6.0%
12/31/2015                     1.48                   0                   0               1.00%               -1.4%
12/31/2014                     1.50                   0                   0               1.00%                4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.75%               -8.1%
12/31/2017                     1.90                   0                   0               0.75%               19.4%
12/31/2016                     1.59                   0                   0               0.75%                6.3%
12/31/2015                     1.50                   0                   0               0.75%               -1.1%
12/31/2014                     1.52                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.50%               -7.9%
12/31/2017                     1.94                   0                   0               0.50%               19.7%
12/31/2016                     1.62                   0                   0               0.50%                6.6%
12/31/2015                     1.52                   0                   0               0.50%               -0.9%
12/31/2014                     1.53                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.25%               -7.6%
12/31/2017                     1.97                   0                   0               0.25%               20.0%
12/31/2016                     1.64                   0                   0               0.25%                6.8%
12/31/2015                     1.54                   0                   0               0.25%               -0.6%
12/31/2014                     1.55                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                 821  $            1,526               0.00%               -7.4%
12/31/2017                     2.01                 829               1,664               0.00%               20.3%
12/31/2016                     1.67               2,181               3,639               0.00%                7.1%
12/31/2015                     1.56               1,533               2,388               0.00%               -0.4%
12/31/2014                     1.56               1,358               2,123               0.00%                5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.0%
    2016        1.0%
    2015        1.0%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2035 FUND ADVISOR CLASS - 74149P648

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    27,044,466  $     28,889,022        1,671,475
                                                      ================  ===============
Receivables: investments sold                 22,043
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    27,066,509
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   27,066,509      15,807,762  $          1.71
Band 100                                        --              --             1.75
Band 75                                         --              --             1.78
Band 50                                         --              --             1.82
Band 25                                         --              --             1.86
Band 0                                          --              --             1.90
                                    --------------  --------------
 Total                              $   27,066,509      15,807,762
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       369,213
Mortality & expense charges                                                        (354,306)
                                                                            ----------------
Net investment income (loss)                                                         14,907
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            326,996
Realized gain distributions                                                       1,692,230
Net change in unrealized appreciation (depreciation)                             (4,678,516)
                                                                            ----------------
Net gain (loss)                                                                  (2,659,290)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,644,383)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,907   $          4,021
Net realized gain (loss)                                          326,996            574,684
Realized gain distributions                                     1,692,230            544,787
Net change in unrealized appreciation (depreciation)           (4,678,516)         2,740,050
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,644,383)         3,863,542
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,803,763          9,652,724
Cost of units redeemed                                         (4,816,508)        (5,497,468)
Account charges                                                   (29,582)           (24,373)
                                                         -----------------  -----------------
Increase (decrease)                                             3,957,673          4,130,883
                                                         -----------------  -----------------
Net increase (decrease)                                         1,313,290          7,994,425
Net assets, beginning                                          25,753,219         17,758,794
                                                         -----------------  -----------------
Net assets, ending                                       $     27,066,509   $     25,753,219
                                                         =================  =================

Units sold                                                      4,674,585          5,597,718
Units redeemed                                                 (2,654,265)        (3,134,051)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,020,320          2,463,667
Units outstanding, beginning                                   13,787,442         11,323,775
                                                         -----------------  -----------------
Units outstanding, ending                                      15,807,762         13,787,442
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     42,894,810
Cost of units redeemed/account charges                                           (19,257,140)
Net investment income (loss)                                                          72,646
Net realized gain (loss)                                                           1,559,431
Realized gain distributions                                                        3,641,318
Net change in unrealized appreciation (depreciation)                              (1,844,556)
                                                                            -----------------
Net assets                                                                  $     27,066,509
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71              15,808  $           27,067               1.25%               -8.3%
12/31/2017                     1.87              13,787              25,753               1.25%               19.1%
12/31/2016                     1.57              11,324              17,759               1.25%                6.0%
12/31/2015                     1.48               9,804              14,502               1.25%               -1.4%
12/31/2014                     1.50               7,622              11,429               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               1.00%               -8.1%
12/31/2017                     1.90                   0                   0               1.00%               19.4%
12/31/2016                     1.59                   0                   0               1.00%                6.3%
12/31/2015                     1.50                   0                   0               1.00%               -1.1%
12/31/2014                     1.52                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -7.9%
12/31/2017                     1.94                   0                   0               0.75%               19.7%
12/31/2016                     1.62                   0                   0               0.75%                6.6%
12/31/2015                     1.52                   0                   0               0.75%               -0.9%
12/31/2014                     1.53                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.50%               -7.6%
12/31/2017                     1.97                   0                   0               0.50%               20.0%
12/31/2016                     1.64                   0                   0               0.50%                6.8%
12/31/2015                     1.54                   0                   0               0.50%               -0.6%
12/31/2014                     1.55                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.25%               -7.4%
12/31/2017                     2.01                   0                   0               0.25%               20.3%
12/31/2016                     1.67                   0                   0               0.25%                7.1%
12/31/2015                     1.56                   0                   0               0.25%               -0.4%
12/31/2014                     1.56                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.00%               -7.2%
12/31/2017                     2.04                   0                   0               0.00%               20.6%
12/31/2016                     1.69                   0                   0               0.00%                7.4%
12/31/2015                     1.58                   0                   0               0.00%               -0.1%
12/31/2014                     1.58                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        1.3%
    2016        1.3%
    2015        1.3%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2040 FUND ADVISOR CLASS - 74149P838

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     22,164,867  $    24,279,138          970,440
                                                       ===============  ===============
Receivables: investments sold                   8,690
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     22,173,557
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   22,173,557      12,746,105  $          1.74
Band 100                                        --              --             1.78
Band 75                                         --              --             1.81
Band 50                                         --              --             1.85
Band 25                                         --              --             1.89
Band 0                                          --              --             1.93
                                    --------------  --------------
 Total                              $   22,173,557      12,746,105
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       274,065
Mortality & expense charges                                                        (308,251)
                                                                            ----------------
Net investment income (loss)                                                        (34,186)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            624,828
Realized gain distributions                                                       1,591,347
Net change in unrealized appreciation (depreciation)                             (4,461,780)
                                                                            ----------------
Net gain (loss)                                                                  (2,245,605)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,279,791)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (34,186)  $        (28,971)
Net realized gain (loss)                                          624,828            546,126
Realized gain distributions                                     1,591,347            550,027
Net change in unrealized appreciation (depreciation)           (4,461,780)         2,579,687
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,279,791)         3,646,869
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,933,829          7,939,097
Cost of units redeemed                                         (6,470,317)        (5,560,948)
Account charges                                                   (20,118)           (21,022)
                                                         -----------------  -----------------
Increase (decrease)                                             1,443,394          2,357,127
                                                         -----------------  -----------------
Net increase (decrease)                                          (836,397)         6,003,996
Net assets, beginning                                          23,009,954         17,005,958
                                                         -----------------  -----------------
Net assets, ending                                       $     22,173,557   $     23,009,954
                                                         =================  =================

Units sold                                                      4,202,564          4,571,148
Units redeemed                                                 (3,539,044)        (3,219,898)
                                                         -----------------  -----------------
Net increase (decrease)                                           663,520          1,351,250
Units outstanding, beginning                                   12,082,585         10,731,335
                                                         -----------------  -----------------
Units outstanding, ending                                      12,746,105         12,082,585
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     43,030,260
Cost of units redeemed/account charges                                           (24,698,547)
Net investment income (loss)                                                         (93,252)
Net realized gain (loss)                                                           2,217,799
Realized gain distributions                                                        3,831,568
Net change in unrealized appreciation (depreciation)                              (2,114,271)
                                                                            -----------------
Net assets                                                                  $     22,173,557
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74              12,746  $           22,174               1.25%               -8.7%
12/31/2017                     1.90              12,083              23,010               1.25%               20.2%
12/31/2016                     1.58              10,731              17,006               1.25%                6.0%
12/31/2015                     1.49               9,703              14,506               1.25%               -1.3%
12/31/2014                     1.51               9,567              14,489               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%               -8.4%
12/31/2017                     1.94                   0                   0               1.00%               20.5%
12/31/2016                     1.61                   0                   0               1.00%                6.3%
12/31/2015                     1.51                   0                   0               1.00%               -1.0%
12/31/2014                     1.53                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%               -8.2%
12/31/2017                     1.97                   0                   0               0.75%               20.8%
12/31/2016                     1.63                   0                   0               0.75%                6.5%
12/31/2015                     1.53                   0                   0               0.75%               -0.8%
12/31/2014                     1.55                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.50%               -8.0%
12/31/2017                     2.01                   0                   0               0.50%               21.1%
12/31/2016                     1.66                   0                   0               0.50%                6.8%
12/31/2015                     1.55                   0                   0               0.50%               -0.5%
12/31/2014                     1.56                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.25%               -7.7%
12/31/2017                     2.05                   0                   0               0.25%               21.4%
12/31/2016                     1.69                   0                   0               0.25%                7.1%
12/31/2015                     1.57                   0                   0               0.25%               -0.3%
12/31/2014                     1.58                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -7.5%
12/31/2017                     2.08                   0                   0               0.00%               21.7%
12/31/2016                     1.71                   0                   0               0.00%                7.3%
12/31/2015                     1.59                   0                   0               0.00%                0.0%
12/31/2014                     1.60                   0                   0               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.1%
    2016        1.2%
    2015        1.1%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2040 FUND R CLASS - 74149P887

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    11,129,119  $     11,580,450          490,485
                                                      ================  ===============
Receivables: investments sold                 15,869
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    11,144,988
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    8,549,846        5,018,225  $         1.70
Band 100                                        --               --            1.74
Band 75                                         --               --            1.77
Band 50                                         --               --            1.81
Band 25                                         --               --            1.85
Band 0                                   2,595,142        1,375,213            1.89
                                    --------------  ---------------
 Total                              $   11,144,988        6,393,438
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       109,873
Mortality & expense charges                                                        (138,985)
                                                                            ----------------
Net investment income (loss)                                                        (29,112)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            612,441
Realized gain distributions                                                         824,053
Net change in unrealized appreciation (depreciation)                             (2,436,134)
                                                                            ----------------
Net gain (loss)                                                                    (999,640)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,028,752)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (29,112)  $        (23,405)
Net realized gain (loss)                                          612,441            623,640
Realized gain distributions                                       824,053            382,459
Net change in unrealized appreciation (depreciation)           (2,436,134)         1,846,922
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,028,752)         2,829,616
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,128,242          2,715,636
Cost of units redeemed                                         (5,734,015)        (6,988,832)
Account charges                                                   (10,950)           (14,434)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,616,723)        (4,287,630)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,645,475)        (1,458,014)
Net assets, beginning                                          14,790,463         16,248,477
                                                         -----------------  -----------------
Net assets, ending                                       $     11,144,988   $     14,790,463
                                                         =================  =================

Units sold                                                      1,608,787          1,563,491
Units redeemed                                                 (2,999,654)        (3,948,157)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,390,867)        (2,384,666)
Units outstanding, beginning                                    7,784,305         10,168,971
                                                         -----------------  -----------------
Units outstanding, ending                                       6,393,438          7,784,305
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     35,166,206
Cost of units redeemed/account charges                                           (28,771,570)
Net investment income (loss)                                                         (65,552)
Net realized gain (loss)                                                           2,401,709
Realized gain distributions                                                        2,865,526
Net change in unrealized appreciation (depreciation)                                (451,331)
                                                                            -----------------
Net assets                                                                  $     11,144,988
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70               5,018  $            8,550               1.25%               -8.9%
12/31/2017                     1.87               6,450              12,061               1.25%               19.9%
12/31/2016                     1.56               7,101              11,078               1.25%                5.8%
12/31/2015                     1.47               7,231              10,664               1.25%               -1.6%
12/31/2014                     1.50               6,306               9,449               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               1.00%               -8.7%
12/31/2017                     1.90                   0                   0               1.00%               20.2%
12/31/2016                     1.58                   0                   0               1.00%                6.0%
12/31/2015                     1.49                   0                   0               1.00%               -1.3%
12/31/2014                     1.51                   0                   0               1.00%                4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                   0  $                0               0.75%               -8.4%
12/31/2017                     1.94                   0                   0               0.75%               20.5%
12/31/2016                     1.61                   0                   0               0.75%                6.3%
12/31/2015                     1.51                   0                   0               0.75%               -1.1%
12/31/2014                     1.53                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%               -8.2%
12/31/2017                     1.97                   0                   0               0.50%               20.8%
12/31/2016                     1.63                   0                   0               0.50%                6.6%
12/31/2015                     1.53                   0                   0               0.50%               -0.8%
12/31/2014                     1.55                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.25%               -8.0%
12/31/2017                     2.01                   0                   0               0.25%               21.1%
12/31/2016                     1.66                   0                   0               0.25%                6.8%
12/31/2015                     1.55                   0                   0               0.25%               -0.6%
12/31/2014                     1.56                   0                   0               0.25%                5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89               1,375  $            2,595               0.00%               -7.7%
12/31/2017                     2.05               1,335               2,730               0.00%               21.4%
12/31/2016                     1.69               3,068               5,171               0.00%                7.1%
12/31/2015                     1.57               2,537               3,992               0.00%               -0.3%
12/31/2014                     1.58               1,824               2,879               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.8%
    2016        0.9%
    2015        1.0%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2045 FUND R CLASS - 74149P614

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     7,023,201  $      7,416,499          456,348
                                                      ================  ===============
Receivables: investments sold                 20,154
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,043,355
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,491,666       3,802,729  $          1.71
Band 100                                         --              --             1.74
Band 75                                          --              --             1.78
Band 50                                          --              --             1.82
Band 25                                          --              --             1.85
Band 0                                      551,689         291,776             1.89
                                    ---------------  --------------
 Total                              $     7,043,355       4,094,505
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        67,237
Mortality & expense charges                                                        (105,806)
                                                                            ----------------
Net investment income (loss)                                                        (38,569)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            386,668
Realized gain distributions                                                         517,727
Net change in unrealized appreciation (depreciation)                             (1,621,985)
                                                                            ----------------
Net gain (loss)                                                                    (717,590)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (756,159)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (38,569)  $        (36,195)
Net realized gain (loss)                                          386,668            345,215
Realized gain distributions                                       517,727            208,193
Net change in unrealized appreciation (depreciation)           (1,621,985)         1,178,103
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (756,159)         1,695,316
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,351,228          2,430,781
Cost of units redeemed                                         (3,871,427)        (4,158,302)
Account charges                                                   (12,137)           (12,681)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,532,336)        (1,740,202)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,288,495)           (44,886)
Net assets, beginning                                           9,331,850          9,376,736
                                                         -----------------  -----------------
Net assets, ending                                       $      7,043,355   $      9,331,850
                                                         =================  =================

Units sold                                                      1,237,873          1,412,235
Units redeemed                                                 (2,080,443)        (2,397,530)
                                                         -----------------  -----------------
Net increase (decrease)                                          (842,570)          (985,295)
Units outstanding, beginning                                    4,937,075          5,922,370
                                                         -----------------  -----------------
Units outstanding, ending                                       4,094,505          4,937,075
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     23,918,900
Cost of units redeemed/account charges                                           (19,333,593)
Net investment income (loss)                                                        (123,766)
Net realized gain (loss)                                                           1,317,831
Realized gain distributions                                                        1,657,281
Net change in unrealized appreciation (depreciation)                                (393,298)
                                                                            -----------------
Net assets                                                                  $      7,043,355
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71               3,803  $            6,492               1.25%               -9.2%
12/31/2017                     1.88               4,641               8,724               1.25%               20.3%
12/31/2016                     1.56               4,951               7,738               1.25%                5.9%
12/31/2015                     1.48               5,809               8,573               1.25%               -1.6%
12/31/2014                     1.50               4,980               7,468               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               1.00%               -8.9%
12/31/2017                     1.91                   0                   0               1.00%               20.6%
12/31/2016                     1.59                   0                   0               1.00%                6.1%
12/31/2015                     1.50                   0                   0               1.00%               -1.3%
12/31/2014                     1.52                   0                   0               1.00%                4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -8.7%
12/31/2017                     1.95                   0                   0               0.75%               20.9%
12/31/2016                     1.61                   0                   0               0.75%                6.4%
12/31/2015                     1.51                   0                   0               0.75%               -1.1%
12/31/2014                     1.53                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.82                   0  $                0               0.50%               -8.5%
12/31/2017                     1.98                   0                   0               0.50%               21.2%
12/31/2016                     1.64                   0                   0               0.50%                6.7%
12/31/2015                     1.53                   0                   0               0.50%               -0.8%
12/31/2014                     1.55                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.25%               -8.3%
12/31/2017                     2.02                   0                   0               0.25%               21.5%
12/31/2016                     1.66                   0                   0               0.25%                6.9%
12/31/2015                     1.55                   0                   0               0.25%               -0.6%
12/31/2014                     1.56                   0                   0               0.25%                5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                 292  $              552               0.00%               -8.0%
12/31/2017                     2.06                 296                 608               0.00%               21.8%
12/31/2016                     1.69                 971               1,639               0.00%                7.2%
12/31/2015                     1.57                 441                 694               0.00%               -0.3%
12/31/2014                     1.58                 328                 518               0.00%                5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.7%
    2016        0.9%
    2015        0.9%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2045 FUND ADVISOR CLASS - 74149P622

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    17,380,359   $   18,984,512        1,116,989
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (17,526)
                                     ----------------
Net assets                           $    17,362,833
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   17,362,833        9,970,864  $         1.74
Band 100                                        --               --            1.78
Band 75                                         --               --            1.81
Band 50                                         --               --            1.85
Band 25                                         --               --            1.89
Band 0                                          --               --            1.93
                                    --------------  ---------------
 Total                              $   17,362,833        9,970,864
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       204,932
Mortality & expense charges                                                        (236,019)
                                                                            ----------------
Net investment income (loss)                                                        (31,087)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            320,263
Realized gain distributions                                                       1,183,487
Net change in unrealized appreciation (depreciation)                             (3,389,402)
                                                                            ----------------
Net gain (loss)                                                                  (1,885,652)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,916,739)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (31,087)  $        (22,885)
Net realized gain (loss)                                          320,263            442,933
Realized gain distributions                                     1,183,487            350,061
Net change in unrealized appreciation (depreciation)           (3,389,402)         1,910,579
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,916,739)         2,680,688
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        6,537,779          7,548,439
Cost of units redeemed                                         (4,591,770)        (4,829,385)
Account charges                                                   (20,543)           (19,214)
                                                         -----------------  -----------------
Increase (decrease)                                             1,925,466          2,699,840
                                                         -----------------  -----------------
Net increase (decrease)                                             8,727          5,380,528
Net assets, beginning                                          17,354,106         11,973,578
                                                         -----------------  -----------------
Net assets, ending                                       $     17,362,833   $     17,354,106
                                                         =================  =================

Units sold                                                      3,392,310          4,250,521
Units redeemed                                                 (2,497,164)        (2,724,305)
                                                         -----------------  -----------------
Net increase (decrease)                                           895,146          1,526,216
Units outstanding, beginning                                    9,075,718          7,549,502
                                                         -----------------  -----------------
Units outstanding, ending                                       9,970,864          9,075,718
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     30,721,174
Cost of units redeemed/account charges                                           (15,443,978)
Net investment income (loss)                                                         (55,080)
Net realized gain (loss)                                                           1,283,247
Realized gain distributions                                                        2,461,623
Net change in unrealized appreciation (depreciation)                              (1,604,153)
                                                                            -----------------
Net assets                                                                  $     17,362,833
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74               9,971  $           17,363               1.25%               -8.9%
12/31/2017                     1.91               9,076              17,354               1.25%               20.6%
12/31/2016                     1.59               7,550              11,974               1.25%                6.1%
12/31/2015                     1.49               6,045               9,033               1.25%               -1.3%
12/31/2014                     1.51               4,428               6,705               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%               -8.7%
12/31/2017                     1.95                   0                   0               1.00%               20.9%
12/31/2016                     1.61                   0                   0               1.00%                6.4%
12/31/2015                     1.51                   0                   0               1.00%               -1.1%
12/31/2014                     1.53                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%               -8.5%
12/31/2017                     1.98                   0                   0               0.75%               21.2%
12/31/2016                     1.64                   0                   0               0.75%                6.7%
12/31/2015                     1.53                   0                   0               0.75%               -0.8%
12/31/2014                     1.55                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.50%               -8.2%
12/31/2017                     2.02                   0                   0               0.50%               21.5%
12/31/2016                     1.66                   0                   0               0.50%                6.9%
12/31/2015                     1.55                   0                   0               0.50%               -0.6%
12/31/2014                     1.56                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.25%               -8.0%
12/31/2017                     2.05                   0                   0               0.25%               21.8%
12/31/2016                     1.69                   0                   0               0.25%                7.2%
12/31/2015                     1.57                   0                   0               0.25%               -0.3%
12/31/2014                     1.58                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -7.8%
12/31/2017                     2.09                   0                   0               0.00%               22.1%
12/31/2016                     1.71                   0                   0               0.00%                7.5%
12/31/2015                     1.59                   0                   0               0.00%               -0.1%
12/31/2014                     1.60                   0                   0               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.1%
    2016        1.2%
    2015        1.2%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2050 FUND R CLASS - 74149P721

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,614,866   $    5,943,396          432,578
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (14,598)
                                     ----------------
Net assets                           $     5,600,268
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,084,900       2,980,477  $          1.71
Band 100                                         --              --             1.74
Band 75                                          --              --             1.78
Band 50                                          --              --             1.81
Band 25                                          --              --             1.85
Band 0                                      515,368         272,737             1.89
                                    ---------------  --------------
 Total                              $     5,600,268       3,253,214
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        50,323
Mortality & expense charges                                                         (77,864)
                                                                            ----------------
Net investment income (loss)                                                        (27,541)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            287,864
Realized gain distributions                                                         390,005
Net change in unrealized appreciation (depreciation)                             (1,219,097)
                                                                            ----------------
Net gain (loss)                                                                    (541,228)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (568,769)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (27,541)  $        (23,159)
Net realized gain (loss)                                          287,864            347,807
Realized gain distributions                                       390,005            162,775
Net change in unrealized appreciation (depreciation)           (1,219,097)           831,937
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (568,769)         1,319,360
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,973,333          2,607,040
Cost of units redeemed                                         (2,890,801)        (4,560,709)
Account charges                                                   (10,123)           (12,883)
                                                         -----------------  -----------------
Increase (decrease)                                              (927,591)        (1,966,552)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,496,360)          (647,192)
Net assets, beginning                                           7,096,628          7,743,820
                                                         -----------------  -----------------
Net assets, ending                                       $      5,600,268   $      7,096,628
                                                         =================  =================

Units sold                                                      1,048,469          1,528,864
Units redeemed                                                 (1,551,118)        (2,673,744)
                                                         -----------------  -----------------
Net increase (decrease)                                          (502,649)        (1,144,880)
Units outstanding, beginning                                    3,755,863          4,900,743
                                                         -----------------  -----------------
Units outstanding, ending                                       3,253,214          3,755,863
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,771,787
Cost of units redeemed/account charges                                           (17,274,921)
Net investment income (loss)                                                        (104,638)
Net realized gain (loss)                                                           1,254,284
Realized gain distributions                                                        1,282,286
Net change in unrealized appreciation (depreciation)                                (328,530)
                                                                            -----------------
Net assets                                                                  $      5,600,268
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71               2,980  $            5,085               1.25%               -9.1%
12/31/2017                     1.88               3,497               6,566               1.25%               20.2%
12/31/2016                     1.56               4,181               6,529               1.25%                5.9%
12/31/2015                     1.48               4,564               6,732               1.25%               -1.5%
12/31/2014                     1.50               4,171               6,248               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               1.00%               -8.9%
12/31/2017                     1.91                   0                   0               1.00%               20.5%
12/31/2016                     1.59                   0                   0               1.00%                6.1%
12/31/2015                     1.49                   0                   0               1.00%               -1.3%
12/31/2014                     1.51                   0                   0               1.00%                4.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -8.7%
12/31/2017                     1.95                   0                   0               0.75%               20.8%
12/31/2016                     1.61                   0                   0               0.75%                6.4%
12/31/2015                     1.51                   0                   0               0.75%               -1.0%
12/31/2014                     1.53                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%               -8.4%
12/31/2017                     1.98                   0                   0               0.50%               21.1%
12/31/2016                     1.64                   0                   0               0.50%                6.7%
12/31/2015                     1.53                   0                   0               0.50%               -0.8%
12/31/2014                     1.55                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.25%               -8.2%
12/31/2017                     2.02                   0                   0               0.25%               21.4%
12/31/2016                     1.66                   0                   0               0.25%                6.9%
12/31/2015                     1.55                   0                   0               0.25%               -0.5%
12/31/2014                     1.56                   0                   0               0.25%                5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                 273  $              515               0.00%               -8.0%
12/31/2017                     2.05                 258                 531               0.00%               21.7%
12/31/2016                     1.69                 720               1,215               0.00%                7.2%
12/31/2015                     1.57                 383                 603               0.00%               -0.3%
12/31/2014                     1.58                 253                 399               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.8%
    2016        0.8%
    2015        0.9%
    2014        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2050 FUND ADVISOR CLASS - 74149P739

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,537,466  $     13,719,014          958,521
                                                      ================  ===============
Receivables: investments sold                 46,163
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,583,629
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,583,629        7,231,913  $         1.74
Band 100                                        --               --            1.78
Band 75                                         --               --            1.81
Band 50                                         --               --            1.85
Band 25                                         --               --            1.89
Band 0                                          --               --            1.93
                                    --------------  ---------------
 Total                              $   12,583,629        7,231,913
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       140,755
Mortality & expense charges                                                        (169,017)
                                                                            ----------------
Net investment income (loss)                                                        (28,262)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            283,663
Realized gain distributions                                                         818,141
Net change in unrealized appreciation (depreciation)                             (2,469,270)
                                                                            ----------------
Net gain (loss)                                                                  (1,367,466)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,395,728)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,262)  $         (7,876)
Net realized gain (loss)                                          283,663            350,267
Realized gain distributions                                       818,141            259,514
Net change in unrealized appreciation (depreciation)           (2,469,270)         1,325,121
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,395,728)         1,927,026
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,570,415          5,134,658
Cost of units redeemed                                         (3,754,513)        (3,571,264)
Account charges                                                   (14,678)           (16,370)
                                                         -----------------  -----------------
Increase (decrease)                                             1,801,224          1,547,024
                                                         -----------------  -----------------
Net increase (decrease)                                           405,496          3,474,050
Net assets, beginning                                          12,178,133          8,704,083
                                                         -----------------  -----------------
Net assets, ending                                       $     12,583,629   $     12,178,133
                                                         =================  =================

Units sold                                                      2,891,909          2,921,469
Units redeemed                                                 (2,029,559)        (2,041,200)
                                                         -----------------  -----------------
Net increase (decrease)                                           862,350            880,269
Units outstanding, beginning                                    6,369,563          5,489,294
                                                         -----------------  -----------------
Units outstanding, ending                                       7,231,913          6,369,563
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    22,812,095
Cost of units redeemed/account charges                                          (11,615,936)
Net investment income (loss)                                                        (34,989)
Net realized gain (loss)                                                            912,662
Realized gain distributions                                                       1,691,345
Net change in unrealized appreciation (depreciation)                             (1,181,548)
                                                                            ----------------
Net assets                                                                  $    12,583,629
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74               7,232  $           12,584               1.25%               -9.0%
12/31/2017                     1.91               6,370              12,178               1.25%               20.6%
12/31/2016                     1.59               5,489               8,704               1.25%                6.1%
12/31/2015                     1.49               4,042               6,040               1.25%               -1.3%
12/31/2014                     1.51               2,703               4,091               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%               -8.8%
12/31/2017                     1.95                   0                   0               1.00%               20.9%
12/31/2016                     1.61                   0                   0               1.00%                6.4%
12/31/2015                     1.51                   0                   0               1.00%               -1.0%
12/31/2014                     1.53                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%               -8.5%
12/31/2017                     1.98                   0                   0               0.75%               21.2%
12/31/2016                     1.64                   0                   0               0.75%                6.7%
12/31/2015                     1.53                   0                   0               0.75%               -0.8%
12/31/2014                     1.55                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.50%               -8.3%
12/31/2017                     2.02                   0                   0               0.50%               21.5%
12/31/2016                     1.66                   0                   0               0.50%                6.9%
12/31/2015                     1.55                   0                   0               0.50%               -0.5%
12/31/2014                     1.56                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.25%               -8.1%
12/31/2017                     2.05                   0                   0               0.25%               21.8%
12/31/2016                     1.69                   0                   0               0.25%                7.2%
12/31/2015                     1.57                   0                   0               0.25%               -0.3%
12/31/2014                     1.58                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -7.8%
12/31/2017                     2.09                   0                   0               0.00%               22.1%
12/31/2016                     1.71                   0                   0               0.00%                7.5%
12/31/2015                     1.59                   0                   0               0.00%                0.0%
12/31/2014                     1.59                   0                   0               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.1%
    2017        1.2%
    2016        1.2%
    2015        1.3%
    2014        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2055 FUND R CLASS - 74149P580

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,293,150  $      3,509,582          249,292
                                                      ================  ===============
Receivables: investments sold                 38,381
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,331,531
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,043,927       1,784,378  $          1.71
Band 100                                         --              --             1.74
Band 75                                          --              --             1.78
Band 50                                          --              --             1.81
Band 25                                          --              --             1.85
Band 0                                      287,604         152,215             1.89
                                    ---------------  --------------
 Total                              $     3,331,531       1,936,593
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        28,477
Mortality & expense charges                                                         (40,990)
                                                                            ----------------
Net investment income (loss)                                                        (12,513)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            113,941
Realized gain distributions                                                         194,598
Net change in unrealized appreciation (depreciation)                               (629,791)
                                                                            ----------------
Net gain (loss)                                                                    (321,252)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (333,765)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,513)  $        (10,047)
Net realized gain (loss)                                          113,941            160,164
Realized gain distributions                                       194,598             72,262
Net change in unrealized appreciation (depreciation)             (629,791)           394,027
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (333,765)           616,406
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,556,579          1,538,944
Cost of units redeemed                                         (1,374,783)        (1,862,600)
Account charges                                                    (9,175)            (9,453)
                                                         -----------------  -----------------
Increase (decrease)                                               172,621           (333,109)
                                                         -----------------  -----------------
Net increase (decrease)                                          (161,144)           283,297
Net assets, beginning                                           3,492,675          3,209,378
                                                         -----------------  -----------------
Net assets, ending                                       $      3,331,531   $      3,492,675
                                                         =================  =================

Units sold                                                        819,679            885,570
Units redeemed                                                   (727,985)        (1,075,264)
                                                         -----------------  -----------------
Net increase (decrease)                                            91,694           (189,694)
Units outstanding, beginning                                    1,844,899          2,034,593
                                                         -----------------  -----------------
Units outstanding, ending                                       1,936,593          1,844,899
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    10,398,898
Cost of units redeemed/account charges                                           (7,617,863)
Net investment income (loss)                                                        (31,658)
Net realized gain (loss)                                                            295,826
Realized gain distributions                                                         502,760
Net change in unrealized appreciation (depreciation)                               (216,432)
                                                                            ----------------
Net assets                                                                  $     3,331,531
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71               1,784  $            3,044               1.25%               -9.3%
12/31/2017                     1.88               1,705               3,205               1.25%               20.3%
12/31/2016                     1.56               1,796               2,806               1.25%                5.8%
12/31/2015                     1.48               2,134               3,151               1.25%               -1.5%
12/31/2014                     1.50               1,070               1,604               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               1.00%               -9.0%
12/31/2017                     1.91                   0                   0               1.00%               20.6%
12/31/2016                     1.59                   0                   0               1.00%                6.1%
12/31/2015                     1.50                   0                   0               1.00%               -1.3%
12/31/2014                     1.51                   0                   0               1.00%                4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               0.75%               -8.8%
12/31/2017                     1.95                   0                   0               0.75%               20.9%
12/31/2016                     1.61                   0                   0               0.75%                6.4%
12/31/2015                     1.52                   0                   0               0.75%               -1.0%
12/31/2014                     1.53                   0                   0               0.75%                4.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.50%               -8.6%
12/31/2017                     1.98                   0                   0               0.50%               21.2%
12/31/2016                     1.64                   0                   0               0.50%                6.6%
12/31/2015                     1.53                   0                   0               0.50%               -0.8%
12/31/2014                     1.55                   0                   0               0.50%                5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.25%               -8.3%
12/31/2017                     2.02                   0                   0               0.25%               21.5%
12/31/2016                     1.66                   0                   0               0.25%                6.9%
12/31/2015                     1.55                   0                   0               0.25%               -0.5%
12/31/2014                     1.56                   0                   0               0.25%                5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                 152  $              288               0.00%               -8.1%
12/31/2017                     2.06                 140                 288               0.00%               21.8%
12/31/2016                     1.69                 239                 403               0.00%                7.2%
12/31/2015                     1.58                 127                 200               0.00%               -0.3%
12/31/2014                     1.58                  75                 118               0.00%                5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        0.8%
    2016        0.9%
    2015        1.2%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2055 FUND ADVISOR CLASS - 74149P598

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,695,845  $      7,342,763          504,205
                                                      ================  ===============
Receivables: investments sold                 24,561
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,720,406
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,720,406       3,861,947  $          1.74
Band 100                                         --              --             1.78
Band 75                                          --              --             1.81
Band 50                                          --              --             1.85
Band 25                                          --              --             1.89
Band 0                                           --              --             1.93
                                    ---------------  --------------
 Total                              $     6,720,406       3,861,947
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        74,222
Mortality & expense charges                                                         (87,811)
                                                                            ----------------
Net investment income (loss)                                                        (13,589)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            145,138
Realized gain distributions                                                         380,390
Net change in unrealized appreciation (depreciation)                             (1,266,820)
                                                                            ----------------
Net gain (loss)                                                                    (741,292)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (754,881)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,589)  $         (1,578)
Net realized gain (loss)                                          145,138            150,202
Realized gain distributions                                       380,390            116,775
Net change in unrealized appreciation (depreciation)           (1,266,820)           637,340
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (754,881)           902,739
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,562,766          3,239,968
Cost of units redeemed                                         (2,198,296)        (1,807,803)
Account charges                                                   (10,844)           (15,312)
                                                         -----------------  -----------------
Increase (decrease)                                             1,353,626          1,416,853
                                                         -----------------  -----------------
Net increase (decrease)                                           598,745          2,319,592
Net assets, beginning                                           6,121,661          3,802,069
                                                         -----------------  -----------------
Net assets, ending                                       $      6,720,406   $      6,121,661
                                                         =================  =================

Units sold                                                      1,856,490          1,854,308
Units redeemed                                                 (1,195,281)        (1,050,076)
                                                         -----------------  -----------------
Net increase (decrease)                                           661,209            804,232
Units outstanding, beginning                                    3,200,738          2,396,506
                                                         -----------------  -----------------
Units outstanding, ending                                       3,861,947          3,200,738
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    12,037,491
Cost of units redeemed/account charges                                           (5,704,286)
Net investment income (loss)                                                         (6,753)
Net realized gain (loss)                                                            357,588
Realized gain distributions                                                         683,284
Net change in unrealized appreciation (depreciation)                               (646,918)
                                                                            ----------------
Net assets                                                                  $     6,720,406
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74               3,862  $            6,720               1.25%               -9.0%
12/31/2017                     1.91               3,201               6,122               1.25%               20.6%
12/31/2016                     1.59               2,397               3,802               1.25%                6.1%
12/31/2015                     1.49               1,352               2,020               1.25%               -1.3%
12/31/2014                     1.51                 713               1,080               1.25%                4.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                   0  $                0               1.00%               -8.8%
12/31/2017                     1.95                   0                   0               1.00%               20.9%
12/31/2016                     1.61                   0                   0               1.00%                6.4%
12/31/2015                     1.51                   0                   0               1.00%               -1.0%
12/31/2014                     1.53                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%               -8.6%
12/31/2017                     1.98                   0                   0               0.75%               21.2%
12/31/2016                     1.64                   0                   0               0.75%                6.7%
12/31/2015                     1.53                   0                   0               0.75%               -0.8%
12/31/2014                     1.55                   0                   0               0.75%                5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                   0  $                0               0.50%               -8.3%
12/31/2017                     2.02                   0                   0               0.50%               21.5%
12/31/2016                     1.66                   0                   0               0.50%                6.9%
12/31/2015                     1.55                   0                   0               0.50%               -0.5%
12/31/2014                     1.56                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.89                   0  $                0               0.25%               -8.1%
12/31/2017                     2.05                   0                   0               0.25%               21.8%
12/31/2016                     1.69                   0                   0               0.25%                7.2%
12/31/2015                     1.57                   0                   0               0.25%               -0.3%
12/31/2014                     1.58                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -7.9%
12/31/2017                     2.09                   0                   0               0.00%               22.1%
12/31/2016                     1.71                   0                   0               0.00%                7.5%
12/31/2015                     1.59                   0                   0               0.00%                0.0%
12/31/2014                     1.60                   0                   0               0.00%                5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.2%
    2016        1.3%
    2015        1.4%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT BALANCED FUND ADVISOR CLASS - 74149P820

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    2,008,075   $     2,156,714          143,674
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (152)
                                     ---------------
Net assets                           $    2,007,923
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,007,923       1,553,236  $          1.29
Band 100                                         --              --             1.32
Band 75                                          --              --             1.35
Band 50                                          --              --             1.37
Band 25                                          --              --             1.40
Band 0                                           --              --             1.43
                                    ---------------  --------------
 Total                              $     2,007,923       1,553,236
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         28,980
Mortality & expense charges                                                           (22,924)
                                                                             -----------------
Net investment income (loss)                                                            6,056
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,476
Realized gain distributions                                                            96,821
Net change in unrealized appreciation (depreciation)                                 (209,151)
                                                                             -----------------
Net gain (loss)                                                                      (107,854)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (101,798)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,056   $         (1,122)
Net realized gain (loss)                                            4,476             43,203
Realized gain distributions                                        96,821             56,481
Net change in unrealized appreciation (depreciation)             (209,151)            69,451
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (101,798)           168,013
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          629,698            206,935
Cost of units redeemed                                           (163,606)          (736,935)
Account charges                                                      (436)              (425)
                                                         -----------------  -----------------
Increase (decrease)                                               465,656           (530,425)
                                                         -----------------  -----------------
Net increase (decrease)                                           363,858           (362,412)
Net assets, beginning                                           1,644,065          2,006,477
                                                         -----------------  -----------------
Net assets, ending                                       $      2,007,923   $      1,644,065
                                                         =================  =================

Units sold                                                        521,884            169,440
Units redeemed                                                   (179,730)          (565,238)
                                                         -----------------  -----------------
Net increase (decrease)                                           342,154           (395,798)
Units outstanding, beginning                                    1,211,082          1,606,880
                                                         -----------------  -----------------
Units outstanding, ending                                       1,553,236          1,211,082
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,892,197
Cost of units redeemed/account charges                                            (4,088,892)
Net investment income (loss)                                                          10,769
Net realized gain (loss)                                                              81,138
Realized gain distributions                                                          261,350
Net change in unrealized appreciation (depreciation)                                (148,639)
                                                                            -----------------
Net assets                                                                  $      2,007,923
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29               1,553  $            2,008               1.25%               -4.8%
12/31/2017                     1.36               1,211               1,644               1.25%                8.7%
12/31/2016                     1.25               1,607               2,006               1.25%                4.9%
12/31/2015                     1.19               1,386               1,650               1.25%               -2.2%
12/31/2014                     1.22               1,555               1,892               1.25%                2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               1.00%               -4.5%
12/31/2017                     1.38                   0                   0               1.00%                9.0%
12/31/2016                     1.27                   0                   0               1.00%                5.2%
12/31/2015                     1.21                   0                   0               1.00%               -1.9%
12/31/2014                     1.23                   0                   0               1.00%                2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.75%               -4.3%
12/31/2017                     1.41                   0                   0               0.75%                9.3%
12/31/2016                     1.29                   0                   0               0.75%                5.4%
12/31/2015                     1.22                   0                   0               0.75%               -1.7%
12/31/2014                     1.24                   0                   0               0.75%                2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.50%               -4.1%
12/31/2017                     1.43                   0                   0               0.50%                9.5%
12/31/2016                     1.31                   0                   0               0.50%                5.7%
12/31/2015                     1.24                   0                   0               0.50%               -1.4%
12/31/2014                     1.26                   0                   0               0.50%                3.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                   0  $                0               0.25%               -3.8%
12/31/2017                     1.46                   0                   0               0.25%                9.8%
12/31/2016                     1.33                   0                   0               0.25%                6.0%
12/31/2015                     1.25                   0                   0               0.25%               -1.2%
12/31/2014                     1.27                   0                   0               0.25%                3.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               0.00%               -3.6%
12/31/2017                     1.48                   0                   0               0.00%               10.1%
12/31/2016                     1.35                   0                   0               0.00%                6.2%
12/31/2015                     1.27                   0                   0               0.00%               -0.9%
12/31/2014                     1.28                   0                   0               0.00%                3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.3%
    2016        1.4%
    2015        1.2%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         T. ROWE PRICE RETIREMENT BALANCED FUND R CLASS - 74149P879

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,327,654  $      1,428,382           95,010
                                                      ================  ===============
Receivables: investments sold                    752
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,328,406
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,310,042       1,033,881  $          1.27
Band 100                                         --              --             1.29
Band 75                                          --              --             1.32
Band 50                                          --              --             1.35
Band 25                                          --              --             1.38
Band 0                                       18,364          13,085             1.40
                                    ---------------  --------------
 Total                              $     1,328,406       1,046,966
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         17,923
Mortality & expense charges                                                          (18,225)
                                                                            -----------------
Net investment income (loss)                                                            (302)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,109
Realized gain distributions                                                           64,110
Net change in unrealized appreciation (depreciation)                                (152,910)
                                                                            -----------------
Net gain (loss)                                                                      (69,691)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (69,993)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (302)  $         (4,580)
Net realized gain (loss)                                           19,109             31,050
Realized gain distributions                                        64,110             50,306
Net change in unrealized appreciation (depreciation)             (152,910)            57,593
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (69,993)           134,369
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          507,688            332,551
Cost of units redeemed                                           (575,459)          (978,180)
Account charges                                                    (2,119)            (2,080)
                                                         -----------------  -----------------
Increase (decrease)                                               (69,890)          (647,709)
                                                         -----------------  -----------------
Net increase (decrease)                                          (139,883)          (513,340)
Net assets, beginning                                           1,468,289          1,981,629
                                                         -----------------  -----------------
Net assets, ending                                       $      1,328,406   $      1,468,289
                                                         =================  =================

Units sold                                                        381,553            259,421
Units redeemed                                                   (434,340)          (770,572)
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,787)          (511,151)
Units outstanding, beginning                                    1,099,753          1,610,904
                                                         -----------------  -----------------
Units outstanding, ending                                       1,046,966          1,099,753
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     7,955,919
Cost of units redeemed/account charges                                           (6,960,609)
Net investment income (loss)                                                        (13,466)
Net realized gain (loss)                                                            174,416
Realized gain distributions                                                         272,874
Net change in unrealized appreciation (depreciation)                               (100,728)
                                                                            ----------------
Net assets                                                                  $     1,328,406
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27               1,034  $            1,310               1.25%               -5.0%
12/31/2017                     1.33               1,086               1,448               1.25%                8.5%
12/31/2016                     1.23               1,602               1,970               1.25%                4.6%
12/31/2015                     1.18               2,499               2,937               1.25%               -2.5%
12/31/2014                     1.20               1,868               2,250               1.25%                2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -4.7%
12/31/2017                     1.36                   0                   0               1.00%                8.7%
12/31/2016                     1.25                   0                   0               1.00%                4.9%
12/31/2015                     1.19                   0                   0               1.00%               -2.2%
12/31/2014                     1.22                   0                   0               1.00%                2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%               -4.5%
12/31/2017                     1.38                   0                   0               0.75%                9.0%
12/31/2016                     1.27                   0                   0               0.75%                5.2%
12/31/2015                     1.21                   0                   0               0.75%               -2.0%
12/31/2014                     1.23                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.50%               -4.3%
12/31/2017                     1.41                   0                   0               0.50%                9.3%
12/31/2016                     1.29                   0                   0               0.50%                5.4%
12/31/2015                     1.22                   0                   0               0.50%               -1.7%
12/31/2014                     1.24                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.25%               -4.0%
12/31/2017                     1.43                   0                   0               0.25%                9.5%
12/31/2016                     1.31                   0                   0               0.25%                5.7%
12/31/2015                     1.24                   0                   0               0.25%               -1.5%
12/31/2014                     1.26                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.40                  13  $               18               0.00%               -3.8%
12/31/2017                     1.46                  14                  21               0.00%                9.8%
12/31/2016                     1.33                   9                  12               0.00%                6.0%
12/31/2015                     1.25                  63                  79               0.00%               -1.2%
12/31/2014                     1.27                  64                  81               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        0.9%
    2016        1.0%
    2015        1.2%
    2014        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT 2060 FUND ADVISOR CLASS - 74149P317

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       984,441  $      1,113,518           93,578
                                                      ================  ===============
Receivables: investments sold                 10,438
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       994,879
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       994,879         845,440  $         1.18
Band 100                                        --              --            1.18
Band 75                                         --              --            1.19
Band 50                                         --              --            1.20
Band 25                                         --              --            1.21
Band 0                                          --              --            1.22
                                   ---------------  --------------
 Total                             $       994,879         845,440
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         10,357
Mortality & expense charges                                                            (9,563)
                                                                             -----------------
Net investment income (loss)                                                              794
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,593
Realized gain distributions                                                            37,114
Net change in unrealized appreciation (depreciation)                                 (146,788)
                                                                             -----------------
Net gain (loss)                                                                      (104,081)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (103,287)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            794   $          1,233
Net realized gain (loss)                                            5,593              5,440
Realized gain distributions                                        37,114              5,099
Net change in unrealized appreciation (depreciation)             (146,788)            18,299
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (103,287)            30,071
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          961,650            435,939
Cost of units redeemed                                           (283,695)           (84,755)
Account charges                                                    (4,557)            (2,536)
                                                         -----------------  -----------------
Increase (decrease)                                               673,398            348,648
                                                         -----------------  -----------------
Net increase (decrease)                                           570,111            378,719
Net assets, beginning                                             424,768             46,049
                                                         -----------------  -----------------
Net assets, ending                                       $        994,879   $        424,768
                                                         =================  =================

Units sold                                                        744,400            359,392
Units redeemed                                                   (227,444)           (73,837)
                                                         -----------------  -----------------
Net increase (decrease)                                           516,956            285,555
Units outstanding, beginning                                      328,484             42,929
                                                         -----------------  -----------------
Units outstanding, ending                                         845,440            328,484
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,447,186
Cost of units redeemed/account charges                                              (379,505)
Net investment income (loss)                                                           2,326
Net realized gain (loss)                                                              11,079
Realized gain distributions                                                           42,870
Net change in unrealized appreciation (depreciation)                                (129,077)
                                                                            -----------------
Net assets                                                                  $        994,879
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                 845  $              995               1.25%               -9.0%
12/31/2017                     1.29                 328                 425               1.25%               20.5%
12/31/2016                     1.07                  43                  46               1.25%                7.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               1.00%               -8.8%
12/31/2017                     1.30                   0                   0               1.00%               20.9%
12/31/2016                     1.07                   0                   0               1.00%                7.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.75%               -8.5%
12/31/2017                     1.30                   0                   0               0.75%               21.2%
12/31/2016                     1.08                   0                   0               0.75%                7.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.50%               -8.3%
12/31/2017                     1.31                   0                   0               0.50%               21.5%
12/31/2016                     1.08                   0                   0               0.50%                7.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -8.1%
12/31/2017                     1.31                   0                   0               0.25%               21.8%
12/31/2016                     1.08                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.00%               -7.8%
12/31/2017                     1.32                   0                   0               0.00%               22.1%
12/31/2016                     1.08                   0                   0               0.00%                8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.5%
    2016        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT 2060 FUND R CLASS - 74149P291

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        288,570  $       327,030           27,535
                                                       ===============  ===============
Receivables: investments sold                   2,181
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        290,751
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       266,929         228,298  $         1.17
Band 100                                        --              --            1.18
Band 75                                         --              --            1.18
Band 50                                         --              --            1.19
Band 25                                         --              --            1.20
Band 0                                      23,822          19,715            1.21
                                   ---------------  --------------
 Total                             $       290,751         248,013
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,381
Mortality & expense charges                                                            (3,486)
                                                                             -----------------
Net investment income (loss)                                                           (1,105)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,941
Realized gain distributions                                                            11,377
Net change in unrealized appreciation (depreciation)                                  (49,602)
                                                                             -----------------
Net gain (loss)                                                                       (31,284)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (32,389)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,105)  $            240
Net realized gain (loss)                                            6,941              3,860
Realized gain distributions                                        11,377              3,162
Net change in unrealized appreciation (depreciation)              (49,602)            11,421
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (32,389)            18,683
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          310,966            226,991
Cost of units redeemed                                           (191,709)           (59,504)
Account charges                                                    (2,747)            (1,511)
                                                         -----------------  -----------------
Increase (decrease)                                               116,510            165,976
                                                         -----------------  -----------------
Net increase (decrease)                                            84,121            184,659
Net assets, beginning                                             206,630             21,971
                                                         -----------------  -----------------
Net assets, ending                                       $        290,751   $        206,630
                                                         =================  =================

Units sold                                                        240,391            195,121
Units redeemed                                                   (152,691)           (55,316)
                                                         -----------------  -----------------
Net increase (decrease)                                            87,700            139,805
Units outstanding, beginning                                      160,313             20,508
                                                         -----------------  -----------------
Units outstanding, ending                                         248,013            160,313
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        562,775
Cost of units redeemed/account charges                                              (258,454)
Net investment income (loss)                                                            (753)
Net realized gain (loss)                                                              10,823
Realized gain distributions                                                           14,820
Net change in unrealized appreciation (depreciation)                                 (38,460)
                                                                            -----------------
Net assets                                                                  $        290,751
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                 228  $              267               1.25%               -9.2%
12/31/2017                     1.29                 153                 197               1.25%               20.2%
12/31/2016                     1.07                  19                  21               1.25%                7.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               1.00%               -9.0%
12/31/2017                     1.29                   0                   0               1.00%               20.5%
12/31/2016                     1.07                   0                   0               1.00%                7.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -8.7%
12/31/2017                     1.30                   0                   0               0.75%               20.8%
12/31/2016                     1.07                   0                   0               0.75%                7.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -8.5%
12/31/2017                     1.30                   0                   0               0.50%               21.1%
12/31/2016                     1.08                   0                   0               0.50%                7.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.25%               -8.3%
12/31/2017                     1.31                   0                   0               0.25%               21.4%
12/31/2016                     1.08                   0                   0               0.25%                7.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                  20  $               24               0.00%               -8.0%
12/31/2017                     1.31                   8                  10               0.00%               21.8%
12/31/2016                     1.08                   1                   1               0.00%                7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        1.5%
    2016        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     T. ROWE PRICE U.S. TREASURY LONG-TERM FUND - 77957T206 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.95
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.97
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.25%               -3.1%
12/31/2017                     0.97                   0                   0               1.25%                6.9%
12/31/2016                     0.91                   0                   0               1.25%               -8.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.00%               -2.8%
12/31/2017                     0.98                   0                   0               1.00%                7.2%
12/31/2016                     0.91                   0                   0               1.00%               -8.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -2.6%
12/31/2017                     0.98                   0                   0               0.75%                7.4%
12/31/2016                     0.91                   0                   0               0.75%               -8.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -2.4%
12/31/2017                     0.99                   0                   0               0.50%                7.7%
12/31/2016                     0.92                   0                   0               0.50%               -8.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%               -2.1%
12/31/2017                     0.99                   0                   0               0.25%                8.0%
12/31/2016                     0.92                   0                   0               0.25%               -8.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.9%
12/31/2017                     0.99                   0                   0               0.00%                8.2%
12/31/2016                     0.92                   0                   0               0.00%               -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           T. ROWE PRICE BLUE CHIP GROWTH FUND I CLASS - 77954Q403

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    12,715,990  $    13,564,349          132,292
                                                      ===============  ===============
Receivables: investments sold                175,371
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    12,891,361
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   12,891,361        9,590,745  $         1.34
Band 100                                        --               --            1.35
Band 75                                         --               --            1.36
Band 50                                         --               --            1.37
Band 25                                         --               --            1.37
Band 0                                          --               --            1.38
                                    --------------  ---------------
 Total                              $   12,891,361        9,590,745
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         3,532
Mortality & expense charges                                                         (43,112)
                                                                            ----------------
Net investment income (loss)                                                        (39,580)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            128,621
Realized gain distributions                                                         137,761
Net change in unrealized appreciation (depreciation)                               (867,154)
                                                                            ----------------
Net gain (loss)                                                                    (600,772)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (640,352)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (39,580)  $         (8,821)
Net realized gain (loss)                                          128,621            201,404
Realized gain distributions                                       137,761             20,091
Net change in unrealized appreciation (depreciation)             (867,154)            18,795
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (640,352)           231,469
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       14,482,098          2,587,031
Cost of units redeemed                                         (1,930,220)        (1,835,255)
Account charges                                                    (3,266)              (144)
                                                         -----------------  -----------------
Increase (decrease)                                            12,548,612            751,632
                                                         -----------------  -----------------
Net increase (decrease)                                        11,908,260            983,101
Net assets, beginning                                             983,101                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     12,891,361   $        983,101
                                                         =================  =================

Units sold                                                     10,176,752          2,165,880
Units redeemed                                                 (1,323,712)        (1,428,175)
                                                         -----------------  -----------------
Net increase (decrease)                                         8,853,040            737,705
Units outstanding, beginning                                      737,705                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       9,590,745            737,705
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    17,069,129
Cost of units redeemed/account charges                                           (3,768,885)
Net investment income (loss)                                                        (48,401)
Net realized gain (loss)                                                            330,025
Realized gain distributions                                                         157,852
Net change in unrealized appreciation (depreciation)                               (848,359)
                                                                            ----------------
Net assets                                                                  $    12,891,361
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34               9,591  $           12,891               1.25%                0.9%
12/31/2017                     1.33                 738                 983               1.25%               35.0%
12/31/2016                     0.99                   0                   0               1.25%               -1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               1.00%                1.1%
12/31/2017                     1.34                   0                   0               1.00%               35.4%
12/31/2016                     0.99                   0                   0               1.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.36                   0  $                0               0.75%                1.4%
12/31/2017                     1.34                   0                   0               0.75%               35.7%
12/31/2016                     0.99                   0                   0               0.75%               -1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.50%                1.6%
12/31/2017                     1.34                   0                   0               0.50%               36.0%
12/31/2016                     0.99                   0                   0               0.50%               -1.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.37                   0  $                0               0.25%                1.9%
12/31/2017                     1.35                   0                   0               0.25%               36.4%
12/31/2016                     0.99                   0                   0               0.25%               -1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.00%                2.1%
12/31/2017                     1.35                   0                   0               0.00%               36.7%
12/31/2016                     0.99                   0                   0               0.00%               -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            T. ROWE PRICE EQUITY INCOME FUND I CLASS - 779547405

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        24,427   $        30,106              894
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (3)
                                     ----------------
Net assets                           $        24,424
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       24,424          23,925  $          1.02
Band 100                                        --              --             1.03
Band 75                                         --              --             1.03
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.05
                                    --------------  --------------
 Total                              $       24,424          23,925
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             564
Mortality & expense charges                                                                (293)
                                                                              ------------------
Net investment income (loss)                                                                271
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (14)
Realized gain distributions                                                               1,932
Net change in unrealized appreciation (depreciation)                                     (4,886)
                                                                              ------------------
Net gain (loss)                                                                          (2,968)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (2,697)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            271   $             85
Net realized gain (loss)                                              (14)                --
Realized gain distributions                                         1,932              1,325
Net change in unrealized appreciation (depreciation)               (4,886)              (793)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,697)               617
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            7,974             18,532
Cost of units redeemed                                                 --                 --
Account charges                                                        (2)                --
                                                         -----------------  -----------------
Increase (decrease)                                                 7,972             18,532
                                                         -----------------  -----------------
Net increase (decrease)                                             5,275             19,149
Net assets, beginning                                              19,149                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         24,424   $         19,149
                                                         =================  =================

Units sold                                                          7,109             16,817
Units redeemed                                                         (1)                --
                                                         -----------------  -----------------
Net increase (decrease)                                             7,108             16,817
Units outstanding, beginning                                       16,817                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          23,925             16,817
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          26,506
Cost of units redeemed/account charges                                                       (2)
Net investment income (loss)                                                                356
Net realized gain (loss)                                                                    (14)
Realized gain distributions                                                               3,257
Net change in unrealized appreciation (depreciation)                                     (5,679)
                                                                              ------------------
Net assets                                                                    $          24,424
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                  24  $               24               1.25%              -10.3%
12/31/2017                     1.14                  17                  19               1.25%               14.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -10.1%
12/31/2017                     1.14                   0                   0               1.00%               15.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -9.9%
12/31/2017                     1.14                   0                   0               0.75%               15.4%
12/31/2016                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -9.7%
12/31/2017                     1.15                   0                   0               0.50%               15.7%
12/31/2016                     0.99                   0                   0               0.50%               -0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -9.4%
12/31/2017                     1.15                   0                   0               0.25%               16.0%
12/31/2016                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -9.2%
12/31/2017                     1.15                   0                   0               0.00%               16.3%
12/31/2016                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE GROWTH STOCK FUND I CLASS - 741479406

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,445,296  $     5,320,203           77,782
                                                       ===============  ===============
Receivables: investments sold                   7,738
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,453,034
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,453,034       3,473,224  $          1.28
Band 100                                         --              --             1.29
Band 75                                          --              --             1.30
Band 50                                          --              --             1.30
Band 25                                          --              --             1.31
Band 0                                           --              --             1.32
                                    ---------------  --------------
 Total                              $     4,453,034       3,473,224
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         14,985
Mortality & expense charges                                                           (23,340)
                                                                             -----------------
Net investment income (loss)                                                           (8,355)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,697)
Realized gain distributions                                                           362,500
Net change in unrealized appreciation (depreciation)                                 (873,065)
                                                                             -----------------
Net gain (loss)                                                                      (521,262)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (529,617)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,355)  $            (92)
Net realized gain (loss)                                          (10,697)                --
Realized gain distributions                                       362,500                 --
Net change in unrealized appreciation (depreciation)             (873,065)            (1,842)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (529,617)            (1,934)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,260,274            385,362
Cost of units redeemed                                           (660,173)                --
Account charges                                                      (878)                --
                                                         -----------------  -----------------
Increase (decrease)                                             4,599,223            385,362
                                                         -----------------  -----------------
Net increase (decrease)                                         4,069,606            383,428
Net assets, beginning                                             383,428                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,453,034   $        383,428
                                                         =================  =================

Units sold                                                      3,694,774            292,697
Units redeemed                                                   (514,247)                --
                                                         -----------------  -----------------
Net increase (decrease)                                         3,180,527            292,697
Units outstanding, beginning                                      292,697                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,473,224            292,697
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      5,645,636
Cost of units redeemed/account charges                                               (661,051)
Net investment income (loss)                                                           (8,447)
Net realized gain (loss)                                                              (10,697)
Realized gain distributions                                                           362,500
Net change in unrealized appreciation (depreciation)                                 (874,907)
                                                                             -----------------
Net assets                                                                   $      4,453,034
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28               3,473  $            4,453               1.25%               -2.1%
12/31/2017                     1.31                 293                 383               1.25%               32.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -1.9%
12/31/2017                     1.31                   0                   0               1.00%               32.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.75%               -1.6%
12/31/2017                     1.32                   0                   0               0.75%               32.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -1.4%
12/31/2017                     1.32                   0                   0               0.50%               33.2%
12/31/2016                     0.99                   0                   0               0.50%               -0.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%               -1.1%
12/31/2017                     1.32                   0                   0               0.25%               33.5%
12/31/2016                     0.99                   0                   0               0.25%               -0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.00%               -0.9%
12/31/2017                     1.33                   0                   0               0.00%               33.8%
12/31/2016                     0.99                   0                   0               0.00%               -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND I CLASS - 77956H518

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       879,320  $      1,046,007           73,033
                                                      ================  ===============
Receivables: investments sold                 16,373
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       895,693
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       895,693         925,596  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.99
Band 0                                          --              --            0.99
                                   ---------------  --------------
 Total                             $       895,693         925,596
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         23,940
Mortality & expense charges                                                            (4,326)
                                                                             -----------------
Net investment income (loss)                                                           19,614
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,121)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (166,687)
                                                                             -----------------
Net gain (loss)                                                                      (177,808)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (158,194)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,614   $         (6,223)
Net realized gain (loss)                                          (11,121)           112,085
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (166,687)                --
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (158,194)           105,862
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,137,104            944,517
Cost of units redeemed                                            (82,321)        (1,050,379)
Account charges                                                      (896)                --
                                                         -----------------  -----------------
Increase (decrease)                                             1,053,887           (105,862)
                                                         -----------------  -----------------
Net increase (decrease)                                           895,693                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        895,693   $             --
                                                         =================  =================

Units sold                                                      1,004,324            880,938
Units redeemed                                                    (78,728)          (880,938)
                                                         -----------------  -----------------
Net increase (decrease)                                           925,596                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         925,596                 --
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,081,621
Cost of units redeemed/account charges                                           (1,133,596)
Net investment income (loss)                                                         13,391
Net realized gain (loss)                                                            100,964
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (166,687)
                                                                            ----------------
Net assets                                                                  $       895,693
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                 926  $              896               1.25%              -19.1%
12/31/2017                     1.20                   0                   0               1.25%               19.5%
12/31/2016                     1.00                   0                   0               1.25%                0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%              -18.9%
12/31/2017                     1.20                   0                   0               1.00%               19.8%
12/31/2016                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%              -18.7%
12/31/2017                     1.20                   0                   0               0.75%               20.1%
12/31/2016                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%              -18.5%
12/31/2017                     1.21                   0                   0               0.50%               20.4%
12/31/2016                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%              -18.3%
12/31/2017                     1.21                   0                   0               0.25%               20.7%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%              -18.0%
12/31/2017                     1.21                   0                   0               0.00%               21.0%
12/31/2016                     1.00                   0                   0               0.00%                0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.3%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            T. ROWE PRICE MID-CAP GROWTH FUND I CLASS - 779556406

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        908,317  $     1,097,680           11,893
                                                       ===============  ===============
Receivables: investments sold                   6,264
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        914,581
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       914,581         781,020  $         1.17
Band 100                                        --              --            1.18
Band 75                                         --              --            1.18
Band 50                                         --              --            1.19
Band 25                                         --              --            1.20
Band 0                                          --              --            1.20
                                   ---------------  --------------
 Total                             $       914,581         781,020
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          2,543
Mortality & expense charges                                                            (5,692)
                                                                             -----------------
Net investment income (loss)                                                           (3,149)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  321
Realized gain distributions                                                            96,851
Net change in unrealized appreciation (depreciation)                                 (189,363)
                                                                             -----------------
Net gain (loss)                                                                       (92,191)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (95,340)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,149)  $             --
Net realized gain (loss)                                              321                 --
Realized gain distributions                                        96,851                 --
Net change in unrealized appreciation (depreciation)             (189,363)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (95,340)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        1,100,592                 --
Cost of units redeemed                                            (90,284)                --
Account charges                                                      (387)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,009,921                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           914,581                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        914,581   $             --
                                                         =================  ================

Units sold                                                        850,985                 --
Units redeemed                                                    (69,965)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           781,020                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         781,020                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,100,592
Cost of units redeemed/account charges                                                (90,671)
Net investment income (loss)                                                           (3,149)
Net realized gain (loss)                                                                  321
Realized gain distributions                                                            96,851
Net change in unrealized appreciation (depreciation)                                 (189,363)
                                                                             -----------------
Net assets                                                                   $        914,581
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                 781  $              915               1.25%               -3.1%
12/31/2017                     1.21                   0                   0               1.25%               23.5%
12/31/2016                     0.98                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               1.00%               -2.9%
12/31/2017                     1.21                   0                   0               1.00%               23.8%
12/31/2016                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -2.6%
12/31/2017                     1.22                   0                   0               0.75%               24.1%
12/31/2016                     0.98                   0                   0               0.75%               -2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -2.4%
12/31/2017                     1.22                   0                   0               0.50%               24.4%
12/31/2016                     0.98                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.25%               -2.2%
12/31/2017                     1.22                   0                   0               0.25%               24.7%
12/31/2016                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%               -1.9%
12/31/2017                     1.22                   0                   0               0.00%               25.0%
12/31/2016                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      T. ROWE PRICE MID-CAP VALUE FUND I CLASS - 77957Y403 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.25%              -11.6%
12/31/2017                     1.08                   0                   0               1.25%               10.4%
12/31/2016                     0.98                   0                   0               1.25%               -1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%              -11.4%
12/31/2017                     1.09                   0                   0               1.00%               10.7%
12/31/2016                     0.98                   0                   0               1.00%               -1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -11.2%
12/31/2017                     1.09                   0                   0               0.75%               11.0%
12/31/2016                     0.98                   0                   0               0.75%               -1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%              -10.9%
12/31/2017                     1.09                   0                   0               0.50%               11.2%
12/31/2016                     0.98                   0                   0               0.50%               -1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%              -10.7%
12/31/2017                     1.09                   0                   0               0.25%               11.5%
12/31/2016                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%              -10.5%
12/31/2017                     1.10                   0                   0               0.00%               11.8%
12/31/2016                     0.98                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT BALANCED FUND I CLASS - 872797840

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       39,568   $        42,633            3,737
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (187)
                                     ---------------
Net assets                           $       39,381
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       39,381          37,866  $          1.04
Band 100                                        --              --             1.05
Band 75                                         --              --             1.05
Band 50                                         --              --             1.06
Band 25                                         --              --             1.06
Band 0                                          --              --             1.07
                                    --------------  --------------
 Total                              $       39,381          37,866
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,989
Mortality & expense charges                                                             (3,295)
                                                                              -----------------
Net investment income (loss)                                                               694
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,385)
Realized gain distributions                                                                890
Net change in unrealized appreciation (depreciation)                                    (3,573)
                                                                              -----------------
Net gain (loss)                                                                         (8,068)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (7,374)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            694   $            926
Net realized gain (loss)                                           (5,385)               694
Realized gain distributions                                           890              4,960
Net change in unrealized appreciation (depreciation)               (3,573)               508
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (7,374)             7,088
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           36,335            465,374
Cost of units redeemed                                           (280,114)          (181,919)
Account charges                                                        (5)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                              (243,784)           283,451
                                                         -----------------  -----------------
Net increase (decrease)                                          (251,158)           290,539
Net assets, beginning                                             290,539                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         39,381   $        290,539
                                                         =================  =================

Units sold                                                         33,294            440,393
Units redeemed                                                   (262,314)          (173,507)
                                                         -----------------  -----------------

Net increase (decrease)                                          (229,020)           266,886
Units outstanding, beginning                                      266,886                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          37,866            266,886
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        501,709
Cost of units redeemed/account charges                                                (462,042)
Net investment income (loss)                                                             1,620
Net realized gain (loss)                                                                (4,691)
Realized gain distributions                                                              5,850
Net change in unrealized appreciation (depreciation)                                    (3,065)
                                                                              -----------------
Net assets                                                                    $         39,381
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                  38  $               39               1.25%               -4.5%
12/31/2017                     1.09                 267                 291               1.25%                9.2%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -4.2%
12/31/2017                     1.09                   0                   0               1.00%                9.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -4.0%
12/31/2017                     1.09                   0                   0               0.75%                9.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -3.7%
12/31/2017                     1.10                   0                   0               0.50%               10.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -3.5%
12/31/2017                     1.10                   0                   0               0.25%               10.3%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%               -3.3%
12/31/2017                     1.10                   0                   0               0.00%               10.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2015 FUND I CLASS - 872797303

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,596,430  $      2,762,153          237,116
                                                      ================  ===============
Receivables: investments sold                    964
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,597,394
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,597,394       2,455,117  $          1.06
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     2,597,394       2,455,117
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         56,346
Mortality & expense charges                                                           (13,460)
                                                                             -----------------
Net investment income (loss)                                                           42,886
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,910)
Realized gain distributions                                                            53,998
Net change in unrealized appreciation (depreciation)                                 (153,382)
                                                                             -----------------
Net gain (loss)                                                                      (112,294)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (69,408)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         42,886   $         12,509
Net realized gain (loss)                                          (12,910)            16,391
Realized gain distributions                                        53,998             20,373
Net change in unrealized appreciation (depreciation)             (153,382)           (12,341)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (69,408)            36,932
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,899,176          2,085,867
Cost of units redeemed                                           (279,033)        (1,072,496)
Account charges                                                    (3,130)              (514)
                                                         -----------------  -----------------
Increase (decrease)                                             1,617,013          1,012,857
                                                         -----------------  -----------------
Net increase (decrease)                                         1,547,605          1,049,789
Net assets, beginning                                           1,049,789                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,597,394   $      1,049,789
                                                         =================  =================

Units sold                                                      1,774,041          1,908,163
Units redeemed                                                   (258,785)          (968,302)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,515,256            939,861
Units outstanding, beginning                                      939,861                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,455,117            939,861
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,985,043
Cost of units redeemed/account charges                                             (1,355,173)
Net investment income (loss)                                                           55,395
Net realized gain (loss)                                                                3,481
Realized gain distributions                                                            74,371
Net change in unrealized appreciation (depreciation)                                 (165,723)
                                                                             -----------------
Net assets                                                                   $      2,597,394
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               2,455  $            2,597               1.25%               -5.3%
12/31/2017                     1.12                 940               1,050               1.25%               12.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -5.0%
12/31/2017                     1.12                   0                   0               1.00%               12.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -4.8%
12/31/2017                     1.12                   0                   0               0.75%               12.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -4.6%
12/31/2017                     1.13                   0                   0               0.50%               13.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -4.3%
12/31/2017                     1.13                   0                   0               0.25%               13.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -4.1%
12/31/2017                     1.13                   0                   0               0.00%               13.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2020 FUND I CLASS - 872797402

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,941,334  $     4,214,273          349,719
                                                       ===============  ===============
Receivables: investments sold                   2,124
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,943,458
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,943,458       3,679,879  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     3,943,458       3,679,879
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         82,646
Mortality & expense charges                                                           (26,539)
                                                                             -----------------
Net investment income (loss)                                                           56,107
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (42,929)
Realized gain distributions                                                            89,833
Net change in unrealized appreciation (depreciation)                                 (274,657)
                                                                             -----------------
Net gain (loss)                                                                      (227,753)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (171,646)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         56,107   $         20,224
Net realized gain (loss)                                          (42,929)             1,300
Realized gain distributions                                        89,833             21,483
Net change in unrealized appreciation (depreciation)             (274,657)             1,718
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (171,646)            44,725
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,747,931          1,971,864
Cost of units redeemed                                         (1,192,612)          (452,460)
Account charges                                                    (3,944)              (400)
                                                         -----------------  -----------------
Increase (decrease)                                             2,551,375          1,519,004
                                                         -----------------  -----------------
Net increase (decrease)                                         2,379,729          1,563,729
Net assets, beginning                                           1,563,729                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,943,458   $      1,563,729
                                                         =================  =================

Units sold                                                      3,391,377          1,775,757
Units redeemed                                                 (1,082,969)          (404,286)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,308,408          1,371,471
Units outstanding, beginning                                    1,371,471                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,679,879          1,371,471
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      5,719,795
Cost of units redeemed/account charges                                             (1,649,416)
Net investment income (loss)                                                           76,331
Net realized gain (loss)                                                              (41,629)
Realized gain distributions                                                           111,316
Net change in unrealized appreciation (depreciation)                                 (272,939)
                                                                             -----------------
Net assets                                                                   $      3,943,458
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               3,680  $            3,943               1.25%               -6.0%
12/31/2017                     1.14               1,371               1,564               1.25%               14.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -5.8%
12/31/2017                     1.14                   0                   0               1.00%               14.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -5.5%
12/31/2017                     1.15                   0                   0               0.75%               15.0%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -5.3%
12/31/2017                     1.15                   0                   0               0.50%               15.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -5.1%
12/31/2017                     1.15                   0                   0               0.25%               15.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -4.8%
12/31/2017                     1.16                   0                   0               0.00%               15.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        3.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2025 FUND I CLASS - 872797501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      7,783,223  $     8,337,738          679,757
                                                       ===============  ===============
Receivables: investments sold                   5,124
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      7,788,347
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,788,347       7,213,009  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     7,788,347       7,213,009
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        137,964
Mortality & expense charges                                                           (54,504)
                                                                             -----------------
Net investment income (loss)                                                           83,460
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,751)
Realized gain distributions                                                           172,456
Net change in unrealized appreciation (depreciation)                                 (586,275)
                                                                             -----------------
Net gain (loss)                                                                      (425,570)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (342,110)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         83,460   $         47,780
Net realized gain (loss)                                          (11,751)               215
Realized gain distributions                                       172,456             53,823
Net change in unrealized appreciation (depreciation)             (586,275)            31,760
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (342,110)           133,578
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,458,068          3,765,827
Cost of units redeemed                                           (223,986)            (1,431)
Account charges                                                    (1,598)                (1)
                                                         -----------------  -----------------
Increase (decrease)                                             4,232,484          3,764,395
                                                         -----------------  -----------------
Net increase (decrease)                                         3,890,374          3,897,973
Net assets, beginning                                           3,897,973                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,788,347   $      3,897,973
                                                         =================  =================

Units sold                                                      4,050,607          3,368,911
Units redeemed                                                   (205,201)            (1,308)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,845,406          3,367,603
Units outstanding, beginning                                    3,367,603                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       7,213,009          3,367,603
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      8,223,895
Cost of units redeemed/account charges                                               (227,016)
Net investment income (loss)                                                          131,240
Net realized gain (loss)                                                              (11,536)
Realized gain distributions                                                           226,279
Net change in unrealized appreciation (depreciation)                                 (554,515)
                                                                             -----------------
Net assets                                                                   $      7,788,347
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               7,213  $            7,788               1.25%               -6.7%
12/31/2017                     1.16               3,368               3,898               1.25%               16.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -6.5%
12/31/2017                     1.16                   0                   0               1.00%               16.6%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -6.2%
12/31/2017                     1.16                   0                   0               0.75%               16.9%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -6.0%
12/31/2017                     1.17                   0                   0               0.50%               17.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -5.8%
12/31/2017                     1.17                   0                   0               0.25%               17.5%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -5.5%
12/31/2017                     1.17                   0                   0               0.00%               17.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        3.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2030 FUND I CLASS - 872797600

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,206,824  $     6,796,431          536,922
                                                       ===============  ===============
Receivables: investments sold                   1,971
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,208,795
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,208,795       5,708,329  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     6,208,795       5,708,329
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $        107,377
Mortality & expense charges                                                            (51,926)
                                                                              -----------------
Net investment income (loss)                                                            55,451
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,455)
Realized gain distributions                                                            168,736
Net change in unrealized appreciation (depreciation)                                  (606,650)
                                                                              -----------------
Net gain (loss)                                                                       (445,369)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (389,918)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         55,451   $         35,176
Net realized gain (loss)                                           (7,455)               143
Realized gain distributions                                       168,736             45,504
Net change in unrealized appreciation (depreciation)             (606,650)            17,043
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (389,918)            97,866
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,683,064          3,678,409
Cost of units redeemed                                         (1,098,279)          (753,465)
Account charges                                                    (7,919)              (963)
                                                         -----------------  -----------------
Increase (decrease)                                             3,576,866          2,923,981
                                                         -----------------  -----------------
Net increase (decrease)                                         3,186,948          3,021,847
Net assets, beginning                                           3,021,847                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,208,795   $      3,021,847
                                                         =================  =================

Units sold                                                      4,066,658          3,228,301
Units redeemed                                                   (932,947)          (653,683)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,133,711          2,574,618
Units outstanding, beginning                                    2,574,618                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,708,329          2,574,618
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      8,361,473
Cost of units redeemed/account charges                                              (1,860,626)
Net investment income (loss)                                                            90,627
Net realized gain (loss)                                                                (7,312)
Realized gain distributions                                                            214,240
Net change in unrealized appreciation (depreciation)                                  (589,607)
                                                                              -----------------
Net assets                                                                    $      6,208,795
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               5,708  $            6,209               1.25%               -7.3%
12/31/2017                     1.17               2,575               3,022               1.25%               18.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -7.1%
12/31/2017                     1.18                   0                   0               1.00%               18.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -6.9%
12/31/2017                     1.18                   0                   0               0.75%               18.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -6.6%
12/31/2017                     1.18                   0                   0               0.50%               18.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -6.4%
12/31/2017                     1.19                   0                   0               0.25%               19.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -6.2%
12/31/2017                     1.19                   0                   0               0.00%               19.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2035 FUND I CLASS - 872797709

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,161,981  $     3,378,146          270,717
                                                       ===============  ===============
Receivables: investments sold                   1,000
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,162,981
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,162,981       2,893,059  $          1.09
Band 100                                         --              --             1.10
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     3,162,981       2,893,059
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         52,538
Mortality & expense charges                                                           (10,980)
                                                                             -----------------
Net investment income (loss)                                                           41,558
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (13,683)
Realized gain distributions                                                            88,418
Net change in unrealized appreciation (depreciation)                                 (223,198)
                                                                             -----------------
Net gain (loss)                                                                      (148,463)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (106,905)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         41,558   $          5,318
Net realized gain (loss)                                          (13,683)                80
Realized gain distributions                                        88,418              8,446
Net change in unrealized appreciation (depreciation)             (223,198)             7,033
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (106,905)            20,877
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,931,491            504,756
Cost of units redeemed                                           (181,292)            (4,605)
Account charges                                                    (1,336)                (5)
                                                         -----------------  -----------------
Increase (decrease)                                             2,748,863            500,146
                                                         -----------------  -----------------
Net increase (decrease)                                         2,641,958            521,023
Net assets, beginning                                             521,023                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,162,981   $        521,023
                                                         =================  =================

Units sold                                                      2,618,680            442,582
Units redeemed                                                   (164,190)            (4,013)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,454,490            438,569
Units outstanding, beginning                                      438,569                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,893,059            438,569
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,436,247
Cost of units redeemed/account charges                                               (187,238)
Net investment income (loss)                                                           46,876
Net realized gain (loss)                                                              (13,603)
Realized gain distributions                                                            96,864
Net change in unrealized appreciation (depreciation)                                 (216,165)
                                                                             -----------------
Net assets                                                                   $      3,162,981
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               2,893  $            3,163               1.25%               -8.0%
12/31/2017                     1.19                 439                 521               1.25%               19.5%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -7.7%
12/31/2017                     1.19                   0                   0               1.00%               19.8%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -7.5%
12/31/2017                     1.19                   0                   0               0.75%               20.1%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.3%
12/31/2017                     1.20                   0                   0               0.50%               20.4%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.0%
12/31/2017                     1.20                   0                   0               0.25%               20.7%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -6.8%
12/31/2017                     1.20                   0                   0               0.00%               21.0%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.9%
    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2040 FUND I CLASS - 872797808

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,646,779   $     5,056,748          395,807
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,963)
                                     ----------------
Net assets                           $     4,644,816
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,644,816       4,232,657  $          1.10
Band 100                                         --              --             1.10
Band 75                                          --              --             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     4,644,816       4,232,657
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         67,976
Mortality & expense charges                                                           (24,804)
                                                                             -----------------
Net investment income (loss)                                                           43,172
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (19,073)
Realized gain distributions                                                           141,319
Net change in unrealized appreciation (depreciation)                                 (408,098)
                                                                             -----------------
Net gain (loss)                                                                      (285,852)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (242,680)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         43,172   $         13,641
Net realized gain (loss)                                          (19,073)             1,237
Realized gain distributions                                       141,319             20,452
Net change in unrealized appreciation (depreciation)             (408,098)            (1,871)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (242,680)            33,459
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,735,603          2,107,729
Cost of units redeemed                                         (1,060,718)          (919,144)
Account charges                                                    (8,382)            (1,051)
                                                         -----------------  -----------------
Increase (decrease)                                             3,666,503          1,187,534
                                                         -----------------  -----------------
Net increase (decrease)                                         3,423,823          1,220,993
Net assets, beginning                                           1,220,993                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,644,816   $      1,220,993
                                                         =================  =================

Units sold                                                      4,111,385          1,803,509
Units redeemed                                                   (898,272)          (783,965)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,213,113          1,019,544
Units outstanding, beginning                                    1,019,544                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,232,657          1,019,544
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      6,843,332
Cost of units redeemed/account charges                                             (1,989,295)
Net investment income (loss)                                                           56,813
Net realized gain (loss)                                                              (17,836)
Realized gain distributions                                                           161,771
Net change in unrealized appreciation (depreciation)                                 (409,969)
                                                                             -----------------
Net assets                                                                   $      4,644,816
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               4,233  $            4,645               1.25%               -8.4%
12/31/2017                     1.20               1,020               1,221               1.25%               20.6%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.1%
12/31/2017                     1.20                   0                   0               1.00%               20.9%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -7.9%
12/31/2017                     1.20                   0                   0               0.75%               21.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.7%
12/31/2017                     1.21                   0                   0               0.50%               21.5%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.4%
12/31/2017                     1.21                   0                   0               0.25%               21.8%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -7.2%
12/31/2017                     1.21                   0                   0               0.00%               22.1%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2045 FUND I CLASS - 872797881

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,206,401   $    3,451,812          271,729
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (14,023)
                                     ----------------
Net assets                           $     3,192,378
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,192,378       2,907,994  $          1.10
Band 100                                         --              --             1.10
Band 75                                          --              --             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     3,192,378       2,907,994
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         47,112
Mortality & expense charges                                                           (14,188)
                                                                             -----------------
Net investment income (loss)                                                           32,924
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,139
Realized gain distributions                                                            92,951
Net change in unrealized appreciation (depreciation)                                 (256,591)
                                                                             -----------------
Net gain (loss)                                                                      (162,501)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (129,577)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         32,924   $          6,591
Net realized gain (loss)                                            1,139              1,127
Realized gain distributions                                        92,951             11,343
Net change in unrealized appreciation (depreciation)             (256,591)            11,180
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (129,577)            30,241
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,947,585            721,307
Cost of units redeemed                                           (334,356)           (41,117)
Account charges                                                    (1,661)               (44)
                                                         -----------------  -----------------
Increase (decrease)                                             2,611,568            680,146
                                                         -----------------  -----------------
Net increase (decrease)                                         2,481,991            710,387
Net assets, beginning                                             710,387                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,192,378   $        710,387
                                                         =================  =================

Units sold                                                      2,596,698            626,053
Units redeemed                                                   (279,730)           (35,027)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,316,968            591,026
Units outstanding, beginning                                      591,026                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,907,994            591,026
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,668,892
Cost of units redeemed/account charges                                               (377,178)
Net investment income (loss)                                                           39,515
Net realized gain (loss)                                                                2,266
Realized gain distributions                                                           104,294
Net change in unrealized appreciation (depreciation)                                 (245,411)
                                                                             -----------------
Net assets                                                                   $      3,192,378
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               2,908  $            3,192               1.25%               -8.7%
12/31/2017                     1.20                 591                 710               1.25%               21.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.4%
12/31/2017                     1.21                   0                   0               1.00%               21.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -8.2%
12/31/2017                     1.21                   0                   0               0.75%               21.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.0%
12/31/2017                     1.21                   0                   0               0.50%               21.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.7%
12/31/2017                     1.21                   0                   0               0.25%               22.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -7.5%
12/31/2017                     1.22                   0                   0               0.00%               22.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2050 FUND I CLASS - 872797873

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,315,750   $    3,632,519          281,472
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,495)
                                     ----------------
Net assets                           $     3,303,255
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,303,255       3,008,933  $          1.10
Band 100                                         --              --             1.10
Band 75                                          --              --             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     3,303,255       3,008,933
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         49,498
Mortality & expense charges                                                            (16,360)
                                                                              -----------------
Net investment income (loss)                                                            33,138
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    65
Realized gain distributions                                                             98,996
Net change in unrealized appreciation (depreciation)                                  (323,820)
                                                                              -----------------
Net gain (loss)                                                                       (224,759)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (191,621)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         33,138   $          5,448
Net realized gain (loss)                                               65                629
Realized gain distributions                                        98,996              9,093
Net change in unrealized appreciation (depreciation)             (323,820)             7,051
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (191,621)            22,221
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,843,016            672,570
Cost of units redeemed                                           (899,220)          (139,839)
Account charges                                                    (3,735)              (137)
                                                         -----------------  -----------------
Increase (decrease)                                             2,940,061            532,594
                                                         -----------------  -----------------
Net increase (decrease)                                         2,748,440            554,815
Net assets, beginning                                             554,815                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,303,255   $        554,815
                                                         =================  =================

Units sold                                                      3,287,274            579,991
Units redeemed                                                   (739,933)          (118,399)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,547,341            461,592
Units outstanding, beginning                                      461,592                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,008,933            461,592
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,515,586
Cost of units redeemed/account charges                                             (1,042,931)
Net investment income (loss)                                                           38,586
Net realized gain (loss)                                                                  694
Realized gain distributions                                                           108,089
Net change in unrealized appreciation (depreciation)                                 (316,769)
                                                                             -----------------
Net assets                                                                   $      3,303,255
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               3,009  $            3,303               1.25%               -8.7%
12/31/2017                     1.20                 462                 555               1.25%               21.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.4%
12/31/2017                     1.21                   0                   0               1.00%               21.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -8.2%
12/31/2017                     1.21                   0                   0               0.75%               21.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -8.0%
12/31/2017                     1.21                   0                   0               0.50%               21.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.7%
12/31/2017                     1.21                   0                   0               0.25%               22.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -7.5%
12/31/2017                     1.22                   0                   0               0.00%               22.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2055 FUND I CLASS - 872797865

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,529,300   $     1,654,805          129,163
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,067)
                                     ----------------
Net assets                           $     1,525,233
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,525,233       1,389,058  $          1.10
Band 100                                         --              --             1.10
Band 75                                          --              --             1.11
Band 50                                          --              --             1.12
Band 25                                          --              --             1.12
Band 0                                           --              --             1.13
                                    ---------------  --------------
 Total                              $     1,525,233       1,389,058
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         21,795
Mortality & expense charges                                                            (6,164)
                                                                             -----------------
Net investment income (loss)                                                           15,631
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,211
Realized gain distributions                                                            41,168
Net change in unrealized appreciation (depreciation)                                 (126,088)
                                                                             -----------------
Net gain (loss)                                                                       (83,709)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (68,078)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,631   $            618
Net realized gain (loss)                                            1,211                264
Realized gain distributions                                        41,168                920
Net change in unrealized appreciation (depreciation)             (126,088)               583
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (68,078)             2,385
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,786,314             81,301
Cost of units redeemed                                           (264,534)            (9,816)
Account charges                                                    (2,289)               (50)
                                                         -----------------  -----------------
Increase (decrease)                                             1,519,491             71,435
                                                         -----------------  -----------------
Net increase (decrease)                                         1,451,413             73,820
Net assets, beginning                                              73,820                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,525,233   $         73,820
                                                         =================  =================

Units sold                                                      1,546,624             69,772
Units redeemed                                                   (218,973)            (8,365)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,327,651             61,407
Units outstanding, beginning                                       61,407                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,389,058             61,407
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,867,615
Cost of units redeemed/account charges                                               (276,689)
Net investment income (loss)                                                           16,249
Net realized gain (loss)                                                                1,475
Realized gain distributions                                                            42,088
Net change in unrealized appreciation (depreciation)                                 (125,505)
                                                                             -----------------
Net assets                                                                   $      1,525,233
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               1,389  $            1,525               1.25%               -8.7%
12/31/2017                     1.20                  61                  74               1.25%               21.1%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.4%
12/31/2017                     1.21                   0                   0               1.00%               21.4%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -8.2%
12/31/2017                     1.21                   0                   0               0.75%               21.7%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.50%               -8.0%
12/31/2017                     1.21                   0                   0               0.50%               22.0%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.7%
12/31/2017                     1.21                   0                   0               0.25%               22.3%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -7.5%
12/31/2017                     1.22                   0                   0               0.00%               22.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2060 FUND I CLASS - 872797857

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      163,552   $       177,664           13,883
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (663)
                                     ---------------
Net assets                           $      162,889
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       162,889         148,423  $         1.10
Band 100                                        --              --            1.10
Band 75                                         --              --            1.11
Band 50                                         --              --            1.11
Band 25                                         --              --            1.12
Band 0                                          --              --            1.13
                                   ---------------  --------------
 Total                             $       162,889         148,423
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,178
Mortality & expense charges                                                               (490)
                                                                              -----------------
Net investment income (loss)                                                             1,688
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (109)
Realized gain distributions                                                              3,547
Net change in unrealized appreciation (depreciation)                                   (14,092)
                                                                              -----------------
Net gain (loss)                                                                        (10,654)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (8,966)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,688   $             10
Net realized gain (loss)                                              (109)                 1
Realized gain distributions                                          3,547                 16
Net change in unrealized appreciation (depreciation)               (14,092)               (20)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (8,966)                 7
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           222,545              1,394
Cost of units redeemed                                             (51,002)               (56)
Account charges                                                       (992)               (41)
                                                          -----------------  -----------------
Increase (decrease)                                                170,551              1,297
                                                          -----------------  -----------------
Net increase (decrease)                                            161,585              1,304
Net assets, beginning                                                1,304                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        162,889   $          1,304
                                                          =================  =================

Units sold                                                         189,716              1,167
Units redeemed                                                     (42,379)               (81)
                                                          -----------------  -----------------
Net increase (decrease)                                            147,337              1,086
Units outstanding, beginning                                         1,086                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          148,423              1,086
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        223,939
Cost of units redeemed/account charges                                                 (52,091)
Net investment income (loss)                                                             1,698
Net realized gain (loss)                                                                  (108)
Realized gain distributions                                                              3,563
Net change in unrealized appreciation (depreciation)                                   (14,112)
                                                                              -----------------
Net assets                                                                    $        162,889
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                 148  $              163               1.25%               -8.6%
12/31/2017                     1.20                   1                   1               1.25%               21.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.4%
12/31/2017                     1.20                   0                   0               1.00%               21.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -8.1%
12/31/2017                     1.21                   0                   0               0.75%               21.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.9%
12/31/2017                     1.21                   0                   0               0.50%               21.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.7%
12/31/2017                     1.21                   0                   0               0.25%               22.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.00%               -7.4%
12/31/2017                     1.22                   0                   0               0.00%               22.5%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        1.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    T. ROWE PRICE FINANCIAL SERVICES FUND I CLASS - 87282H108 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.91
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -10.9%
12/31/2017                     1.01                   0                   0               1.25%                1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -10.7%
12/31/2017                     1.01                   0                   0               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -10.5%
12/31/2017                     1.01                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -10.3%
12/31/2017                     1.01                   0                   0               0.50%                1.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -10.0%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.8%
12/31/2017                     1.01                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE REAL ESTATE FUND I CLASS - 779919307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       129,733  $        150,681            5,231
                                                      ================  ===============
Receivables: investments sold                    239
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       129,972
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       129,972         140,146  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $       129,972         140,146
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,925
Mortality & expense charges                                                             (3,497)
                                                                              -----------------
Net investment income (loss)                                                             3,428
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,816)
Realized gain distributions                                                              3,523
Net change in unrealized appreciation (depreciation)                                   (12,937)
                                                                              -----------------
Net gain (loss)                                                                        (16,230)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (12,802)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $          3,428   $          3,375
Net realized gain (loss)                                             (6,816)                (7)
Realized gain distributions                                           3,523              3,401
Net change in unrealized appreciation (depreciation)                (12,937)            (8,011)
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                   (12,802)            (1,242)
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             20,519            766,462
Cost of units redeemed                                             (260,369)          (380,248)
Account charges                                                      (1,888)              (460)
                                                           -----------------  -----------------
Increase (decrease)                                                (241,738)           385,754
                                                           -----------------  -----------------
Net increase (decrease)                                            (254,540)           384,512
Net assets, beginning                                               384,512                 --
                                                           -----------------  -----------------
Net assets, ending                                         $        129,972   $        384,512
                                                           =================  =================

Units sold                                                           20,975            743,317
Units redeemed                                                     (254,149)          (369,997)
                                                           -----------------  -----------------
Net increase (decrease)                                            (233,174)           373,320
Units outstanding, beginning                                        373,320                 --
                                                           -----------------  -----------------
Units outstanding, ending                                           140,146            373,320
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        786,981
Cost of units redeemed/account charges                                                (642,965)
Net investment income (loss)                                                             6,803
Net realized gain (loss)                                                                (6,823)
Realized gain distributions                                                              6,924
Net change in unrealized appreciation (depreciation)                                   (20,948)
                                                                              -----------------
Net assets                                                                    $        129,972
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 140  $              130               1.25%              -10.0%
12/31/2017                     1.03                 373                 385               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%               -9.7%
12/31/2017                     1.03                   0                   0               1.00%                3.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%               -9.5%
12/31/2017                     1.03                   0                   0               0.75%                3.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%               -9.3%
12/31/2017                     1.03                   0                   0               0.50%                3.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%               -9.0%
12/31/2017                     1.03                   0                   0               0.25%                3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -8.8%
12/31/2017                     1.04                   0                   0               0.00%                3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2005 FUND I CLASS - 872797105

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        64,779  $         69,729            6,059
                                                      ================  ===============
Receivables: investments sold                    123
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        64,902
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       64,902          65,357  $          0.99
Band 100                                        --              --             1.00
Band 75                                         --              --             1.00
Band 50                                         --              --             1.00
Band 25                                         --              --             1.01
Band 0                                          --              --             1.01
                                    --------------  --------------
 Total                              $       64,902          65,357
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,342
Mortality & expense charges                                                               (909)
                                                                              -----------------
Net investment income (loss)                                                               433
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    12
Realized gain distributions                                                              1,050
Net change in unrealized appreciation (depreciation)                                    (4,372)
                                                                              -----------------
Net gain (loss)                                                                         (3,310)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (2,877)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            433   $            990
Net realized gain (loss)                                                12                 18
Realized gain distributions                                          1,050              1,069
Net change in unrealized appreciation (depreciation)                (4,372)              (578)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (2,877)             1,499
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             3,319             76,166
Cost of units redeemed                                             (12,099)            (1,086)
Account charges                                                        (20)                --
                                                          -----------------  -----------------
Increase (decrease)                                                 (8,800)            75,080
                                                          -----------------  -----------------
Net increase (decrease)                                            (11,677)            76,579
Net assets, beginning                                               76,579                 --
                                                          -----------------  -----------------
Net assets, ending                                        $         64,902   $         76,579
                                                          =================  =================

Units sold                                                           3,227             74,831
Units redeemed                                                     (11,648)            (1,053)
                                                          -----------------  -----------------
Net increase (decrease)                                             (8,421)            73,778
Units outstanding, beginning                                        73,778                 --
                                                          -----------------  -----------------
Units outstanding, ending                                           65,357             73,778
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         79,485
Cost of units redeemed/account charges                                                 (13,205)
Net investment income (loss)                                                             1,423
Net realized gain (loss)                                                                    30
Realized gain distributions                                                              2,119
Net change in unrealized appreciation (depreciation)                                    (4,950)
                                                                              -----------------
Net assets                                                                    $         64,902
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                  65  $               65               1.25%               -4.3%
12/31/2017                     1.04                  74                  77               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -4.1%
12/31/2017                     1.04                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -3.8%
12/31/2017                     1.04                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.50%               -3.6%
12/31/2017                     1.04                   0                   0               0.50%                4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -3.4%
12/31/2017                     1.04                   0                   0               0.25%                4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -3.1%
12/31/2017                     1.04                   0                   0               0.00%                4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2010 FUND I CLASS - 872797204

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,260,776  $      1,262,503          116,093
                                                      ================  ===============
Receivables: investments sold                    301
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,261,077
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,261,077       1,269,219  $          0.99
Band 100                                         --              --             1.00
Band 75                                          --              --             1.00
Band 50                                          --              --             1.01
Band 25                                          --              --             1.01
Band 0                                           --              --             1.01
                                    ---------------  --------------
 Total                              $     1,261,077       1,269,219
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          2,448
Mortality & expense charges                                                             (1,774)
                                                                              -----------------
Net investment income (loss)                                                               674
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,241)
Realized gain distributions                                                              2,235
Net change in unrealized appreciation (depreciation)                                    (1,260)
                                                                              -----------------
Net gain (loss)                                                                         (1,266)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (592)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             674   $          1,606
Net realized gain (loss)                                             (2,241)                 5
Realized gain distributions                                           2,235              1,349
Net change in unrealized appreciation (depreciation)                 (1,260)              (467)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                      (592)             2,493
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          1,206,562            110,887
Cost of units redeemed                                              (55,716)            (1,859)
Account charges                                                        (698)                --
                                                          ------------------  -----------------
Increase (decrease)                                               1,150,148            109,028
                                                          ------------------  -----------------
Net increase (decrease)                                           1,149,556            111,521
Net assets, beginning                                               111,521                 --
                                                          ------------------  -----------------
Net assets, ending                                        $       1,261,077   $        111,521
                                                          ==================  =================

Units sold                                                        1,218,726            108,691
Units redeemed                                                      (56,400)            (1,798)
                                                          ------------------  -----------------
Net increase (decrease)                                           1,162,326            106,893
Units outstanding, beginning                                        106,893                 --
                                                          ------------------  -----------------
Units outstanding, ending                                         1,269,219            106,893
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,317,449
Cost of units redeemed/account charges                                                 (58,273)
Net investment income (loss)                                                             2,280
Net realized gain (loss)                                                                (2,236)
Realized gain distributions                                                              3,584
Net change in unrealized appreciation (depreciation)                                    (1,727)
                                                                              -----------------
Net assets                                                                    $      1,261,077
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99               1,269  $            1,261               1.25%               -4.8%
12/31/2017                     1.04                 107                 112               1.25%                4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -4.5%
12/31/2017                     1.04                   0                   0               1.00%                4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -4.3%
12/31/2017                     1.05                   0                   0               0.75%                4.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -4.0%
12/31/2017                     1.05                   0                   0               0.50%                4.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -3.8%
12/31/2017                     1.05                   0                   0               0.25%                4.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -3.6%
12/31/2017                     1.05                   0                   0               0.00%                5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    T. ROWE PRICE NEW AMERICA GROWTH FUND I CLASS - 779557305 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      THORNBURG LIMITED TERM U.S. GOVERNMENT FUND R3 CLASS - 885215491

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      219,488   $       225,035           17,096
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (965)
                                     ---------------
Net assets                           $      218,523
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       207,288         178,297  $         1.16
Band 100                                    11,235           9,330            1.20
Band 75                                         --              --            1.25
Band 50                                         --              --            1.29
Band 25                                         --              --            1.34
Band 0                                          --              --            1.39
                                   ---------------  --------------
 Total                             $       218,523         187,627
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          3,603
Mortality & expense charges                                                             (2,698)
                                                                              -----------------
Net investment income (loss)                                                               905
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (622)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,416)
                                                                              -----------------
Net gain (loss)                                                                         (2,038)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,133)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            905   $            626
Net realized gain (loss)                                              (622)            (2,370)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                (1,416)                59
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,133)            (1,685)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            15,578             36,861
Cost of units redeemed                                             (18,585)          (116,856)
Account charges                                                        (91)               (58)
                                                          -----------------  -----------------
Increase (decrease)                                                 (3,098)           (80,053)
                                                          -----------------  -----------------
Net increase (decrease)                                             (4,231)           (81,738)
Net assets, beginning                                              222,754            304,492
                                                          -----------------  -----------------
Net assets, ending                                        $        218,523   $        222,754
                                                          =================  =================

Units sold                                                          14,052             36,078
Units redeemed                                                     (16,705)          (102,500)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,653)           (66,422)
Units outstanding, beginning                                       190,280            256,702
                                                          -----------------  -----------------
Units outstanding, ending                                          187,627            190,280
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,637,629
Cost of units redeemed/account charges                                             (1,452,861)
Net investment income (loss)                                                           34,360
Net realized gain (loss)                                                                2,745
Realized gain distributions                                                             2,197
Net change in unrealized appreciation (depreciation)                                   (5,547)
                                                                             -----------------
Net assets                                                                   $        218,523
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                 178  $              207               1.25%               -0.5%
12/31/2017                     1.17                 181                 211               1.25%               -0.7%
12/31/2016                     1.18                 190                 224               1.25%               -0.3%
12/31/2015                     1.18                 176                 208               1.25%               -1.0%
12/31/2014                     1.19                 192                 229               1.25%                0.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   9  $               11               1.00%               -0.3%
12/31/2017                     1.21                   9                  11               1.00%               -0.4%
12/31/2016                     1.21                  67                  81               1.00%               -0.1%
12/31/2015                     1.21                  10                  12               1.00%               -0.7%
12/31/2014                     1.22                   4                   4               1.00%                1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.75%                0.0%
12/31/2017                     1.25                   0                   0               0.75%               -0.2%
12/31/2016                     1.25                   0                   0               0.75%                0.2%
12/31/2015                     1.25                   0                   0               0.75%               -0.5%
12/31/2014                     1.25                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%                0.2%
12/31/2017                     1.29                   0                   0               0.50%                0.1%
12/31/2016                     1.29                   0                   0               0.50%                0.4%
12/31/2015                     1.28                   0                   0               0.50%               -0.2%
12/31/2014                     1.29                   0                   0               0.50%                1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.34                   0  $                0               0.25%                0.5%
12/31/2017                     1.33                   0                   0               0.25%                0.3%
12/31/2016                     1.33                   0                   0               0.25%                0.7%
12/31/2015                     1.32                   0                   0               0.25%                0.0%
12/31/2014                     1.32                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.39                   0  $                0               0.00%                0.7%
12/31/2017                     1.38                   0                   0               0.00%                0.6%
12/31/2016                     1.37                   0                   0               0.00%                0.9%
12/31/2015                     1.36                   0                   0               0.00%                0.3%
12/31/2014                     1.35                   0                   0               0.00%                2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.5%
    2016        1.2%
    2015        1.4%
    2014        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  THORNBURG VALUE FUND R3 CLASS - 885215533

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $       289,454  $       223,617             4,791
                                                       ===============   ===============
Receivables: investments sold                       1
Payables: investments purchased                    --
                                      ---------------
Net assets                            $       289,455
                                      ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       250,590         123,345  $         2.03
Band 100                                    38,865          18,470            2.10
Band 75                                         --              --            2.18
Band 50                                         --              --            2.26
Band 25                                         --              --            2.34
Band 0                                          --              --            2.42
                                   ---------------  --------------
 Total                             $       289,455         141,815
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          1,033
Mortality & expense charges                                                           (4,740)
                                                                            -----------------
Net investment income (loss)                                                          (3,707)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              29,745
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (60,935)
                                                                            -----------------
Net gain (loss)                                                                      (31,190)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (34,897)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,707)  $         (3,288)
Net realized gain (loss)                                           29,745             64,479
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (60,935)            27,165
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (34,897)            88,356
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           29,918             20,985
Cost of units redeemed                                            (83,695)          (191,116)
Account charges                                                      (164)               (92)
                                                         -----------------  -----------------
Increase (decrease)                                               (53,941)          (170,223)
                                                         -----------------  -----------------
Net increase (decrease)                                           (88,838)           (81,867)
Net assets, beginning                                             378,293            460,160
                                                         -----------------  -----------------
Net assets, ending                                       $        289,455   $        378,293
                                                         =================  =================

Units sold                                                         12,728             16,343
Units redeemed                                                    (36,246)           (96,039)
                                                         -----------------  -----------------
Net increase (decrease)                                           (23,518)           (79,696)
Units outstanding, beginning                                      165,333            245,029
                                                         -----------------  -----------------
Units outstanding, ending                                         141,815            165,333
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,251,041
Cost of units redeemed/account charges                                           (5,376,140)
Net investment income (loss)                                                        (97,609)
Net realized gain (loss)                                                            341,998
Realized gain distributions                                                         104,328
Net change in unrealized appreciation (depreciation)                                 65,837
                                                                            ----------------
Net assets                                                                  $       289,455
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                 123  $              251               1.25%              -10.8%
12/31/2017                     2.28                 145                 331               1.25%               21.8%
12/31/2016                     1.87                 213                 399               1.25%                5.3%
12/31/2015                     1.78                 295                 524               1.25%                2.2%
12/31/2014                     1.74                 567                 986               1.25%               10.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.10                  18  $               39               1.00%              -10.6%
12/31/2017                     2.35                  20                  48               1.00%               22.1%
12/31/2016                     1.93                  32                  61               1.00%                5.6%
12/31/2015                     1.83                  27                  49               1.00%                2.4%
12/31/2014                     1.78                  22                  38               1.00%               10.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.18                   0  $                0               0.75%              -10.4%
12/31/2017                     2.43                   0                   0               0.75%               22.4%
12/31/2016                     1.99                   0                   0               0.75%                5.9%
12/31/2015                     1.88                   0                   0               0.75%                2.7%
12/31/2014                     1.83                   0                   0               0.75%               10.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.26                   0  $                0               0.50%              -10.2%
12/31/2017                     2.51                   0                   0               0.50%               22.7%
12/31/2016                     2.05                   0                   0               0.50%                6.1%
12/31/2015                     1.93                   0                   0               0.50%                2.9%
12/31/2014                     1.87                   0                   0               0.50%               11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                   0  $                0               0.25%               -9.9%
12/31/2017                     2.60                   0                   0               0.25%               23.0%
12/31/2016                     2.11                   0                   0               0.25%                6.4%
12/31/2015                     1.98                   0                   0               0.25%                3.2%
12/31/2014                     1.92                   0                   0               0.25%               11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.42                   0  $                0               0.00%               -9.7%
12/31/2017                     2.68                   0                   0               0.00%               23.4%
12/31/2016                     2.17                   0                   0               0.00%                6.6%
12/31/2015                     2.04                  22                  45               0.00%                3.5%
12/31/2014                     1.97                  20                  39               0.00%               11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.3%
    2017        0.5%
    2016        0.4%
    2015        0.0%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               THORNBURG CORE GROWTH FUND R5 CLASS - 885215350

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,063,123  $        798,876           29,938
                                                      ================  ===============
Receivables: investments sold                    214
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,063,337
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,063,337         682,327  $          1.56
Band 100                                        --              --             1.60
Band 75                                         --              --             1.65
Band 50                                         --              --             1.70
Band 25                                         --              --             1.75
Band 0                                          --              --             1.80
                                    --------------  --------------
 Total                              $    1,063,337         682,327
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (15,431)
                                                                            -----------------
Net investment income (loss)                                                         (15,431)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              89,279
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (107,146)
                                                                            -----------------
Net gain (loss)                                                                      (17,867)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (33,298)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (15,431)  $        (21,242)
Net realized gain (loss)                                           89,279            344,293
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (107,146)            33,676
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (33,298)           356,727
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          112,410            276,229
Cost of units redeemed                                           (264,565)        (1,087,267)
Account charges                                                      (706)            (3,189)
                                                         -----------------  -----------------
Increase (decrease)                                              (152,861)          (814,227)
                                                         -----------------  -----------------
Net increase (decrease)                                          (186,159)          (457,500)
Net assets, beginning                                           1,249,496          1,706,996
                                                         -----------------  -----------------
Net assets, ending                                       $      1,063,337   $      1,249,496
                                                         =================  =================

Units sold                                                         63,070            182,916
Units redeemed                                                   (154,850)          (708,382)
                                                         -----------------  -----------------
Net increase (decrease)                                           (91,780)          (525,466)
Units outstanding, beginning                                      774,107          1,299,573
                                                         -----------------  -----------------
Units outstanding, ending                                         682,327            774,107
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     20,395,711
Cost of units redeemed/account charges                                           (18,824,998)
Net investment income (loss)                                                        (532,016)
Net realized gain (loss)                                                            (239,772)
Realized gain distributions                                                              165
Net change in unrealized appreciation (depreciation)                                 264,247
                                                                            -----------------
Net assets                                                                  $      1,063,337
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                 682  $            1,063               1.25%               -3.5%
12/31/2017                     1.61                 774               1,249               1.25%               22.9%
12/31/2016                     1.31               1,300               1,707               1.25%               -3.1%
12/31/2015                     1.36               1,410               1,912               1.25%                1.9%
12/31/2014                     1.33               1,782               2,372               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                   0  $                0               1.00%               -3.2%
12/31/2017                     1.66                   0                   0               1.00%               23.2%
12/31/2016                     1.35                   0                   0               1.00%               -2.9%
12/31/2015                     1.39                   0                   0               1.00%                2.1%
12/31/2014                     1.36                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.65                   0  $                0               0.75%               -3.0%
12/31/2017                     1.70                   0                   0               0.75%               23.5%
12/31/2016                     1.38                   0                   0               0.75%               -2.6%
12/31/2015                     1.42                   0                   0               0.75%                2.4%
12/31/2014                     1.38                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.70                   0  $                0               0.50%               -2.7%
12/31/2017                     1.75                   0                   0               0.50%               23.8%
12/31/2016                     1.41                   0                   0               0.50%               -2.4%
12/31/2015                     1.45                   0                   0               0.50%                2.6%
12/31/2014                     1.41                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.25%               -2.5%
12/31/2017                     1.79                   0                   0               0.25%               24.1%
12/31/2016                     1.45                   0                   0               0.25%               -2.2%
12/31/2015                     1.48                   0                   0               0.25%                2.9%
12/31/2014                     1.44                   0                   0               0.25%                0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                   0  $                0               0.00%               -2.2%
12/31/2017                     1.84                   0                   0               0.00%               24.4%
12/31/2016                     1.48                   0                   0               0.00%               -1.9%
12/31/2015                     1.51                   0                   0               0.00%                3.2%
12/31/2014                     1.46                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               THORNBURG CORE GROWTH FUND R3 CLASS - 885215517

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       805,997   $       660,976           24,498
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,005)
                                     ----------------
Net assets                           $       804,992
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       706,977         311,721  $         2.27
Band 100                                    98,015          41,725            2.35
Band 75                                         --              --            2.43
Band 50                                         --              --            2.52
Band 25                                         --              --            2.61
Band 0                                          --              --            2.70
                                   ---------------  --------------
 Total                             $       804,992         353,446
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                          (12,462)
                                                                            -----------------
Net investment income (loss)                                                         (12,462)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              80,844
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (90,835)
                                                                            -----------------
Net gain (loss)                                                                       (9,991)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (22,453)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,462)  $        (11,411)
Net realized gain (loss)                                           80,844             68,403
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (90,835)           139,087
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (22,453)           196,079
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          116,437            139,450
Cost of units redeemed                                           (253,325)          (371,409)
Account charges                                                      (322)              (255)
                                                         -----------------  -----------------
Increase (decrease)                                              (137,210)          (232,214)
                                                         -----------------  -----------------
Net increase (decrease)                                          (159,663)           (36,135)
Net assets, beginning                                             964,655          1,000,790
                                                         -----------------  -----------------
Net assets, ending                                       $        804,992   $        964,655
                                                         =================  =================

Units sold                                                         43,783             77,151
Units redeemed                                                    (97,492)          (182,533)
                                                         -----------------  -----------------
Net increase (decrease)                                           (53,709)          (105,382)
Units outstanding, beginning                                      407,155            512,537
                                                         -----------------  -----------------
Units outstanding, ending                                         353,446            407,155
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     16,976,556
Cost of units redeemed/account charges                                           (17,090,291)
Net investment income (loss)                                                        (314,216)
Net realized gain (loss)                                                           1,081,368
Realized gain distributions                                                            6,554
Net change in unrealized appreciation (depreciation)                                 145,021
                                                                            -----------------
Net assets                                                                  $        804,992
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                 312  $              707               1.25%               -3.9%
12/31/2017                     2.36                 364                 859               1.25%               22.3%
12/31/2016                     1.93                 421                 813               1.25%               -3.7%
12/31/2015                     2.00                 430                 863               1.25%                1.4%
12/31/2014                     1.98                 484                 956               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.35                  42  $               98               1.00%               -3.7%
12/31/2017                     2.44                  43                 106               1.00%               22.6%
12/31/2016                     1.99                  69                 138               1.00%               -3.4%
12/31/2015                     2.06                  96                 198               1.00%                1.7%
12/31/2014                     2.03                 114                 231               1.00%               -1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                   0  $                0               0.75%               -3.5%
12/31/2017                     2.52                   0                   0               0.75%               22.9%
12/31/2016                     2.05                   0                   0               0.75%               -3.2%
12/31/2015                     2.12                   0                   0               0.75%                1.9%
12/31/2014                     2.08                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               0.50%               -3.2%
12/31/2017                     2.60                   0                   0               0.50%               23.2%
12/31/2016                     2.11                   0                   0               0.50%               -2.9%
12/31/2015                     2.18                   0                   0               0.50%                2.2%
12/31/2014                     2.13                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.61                   0  $                0               0.25%               -3.0%
12/31/2017                     2.69                   0                   0               0.25%               23.5%
12/31/2016                     2.18                   0                   0               0.25%               -2.7%
12/31/2015                     2.24                   0                   0               0.25%                2.4%
12/31/2014                     2.19                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.70                   0  $                0               0.00%               -2.7%
12/31/2017                     2.78                   0                   0               0.00%               23.8%
12/31/2016                     2.24                  22                  50               0.00%               -2.5%
12/31/2015                     2.30                  19                  45               0.00%                2.7%
12/31/2014                     2.24                  20                  46               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           THORNBURG INTERNATIONAL VALUE FUND R5 CLASS - 885215368

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       394,298  $        509,833           19,813
                                                      ================  ===============
Receivables: investments sold                    454
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       394,752
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       394,752         394,233  $         1.00
Band 100                                        --              --            1.03
Band 75                                         --              --            1.06
Band 50                                         --              --            1.09
Band 25                                         --              --            1.12
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       394,752         394,233
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,571
Mortality & expense charges                                                            (6,607)
                                                                             -----------------
Net investment income (loss)                                                              (36)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,366)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (95,356)
                                                                             -----------------
Net gain (loss)                                                                      (106,722)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (106,758)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (36)  $         (2,016)
Net realized gain (loss)                                          (11,366)             3,729
Realized gain distributions                                            --             88,583
Net change in unrealized appreciation (depreciation)              (95,356)            57,194
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (106,758)           147,490
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           56,417            126,000
Cost of units redeemed                                           (195,684)          (277,740)
Account charges                                                      (777)              (977)
                                                         -----------------  -----------------
Increase (decrease)                                              (140,044)          (152,717)
                                                         -----------------  -----------------
Net increase (decrease)                                          (246,802)            (5,227)
Net assets, beginning                                             641,554            646,781
                                                         -----------------  -----------------
Net assets, ending                                       $        394,752   $        641,554
                                                         =================  =================

Units sold                                                         47,533            114,301
Units redeemed                                                   (160,411)          (240,246)
                                                         -----------------  -----------------
Net increase (decrease)                                          (112,878)          (125,945)
Units outstanding, beginning                                      507,111            633,056
                                                         -----------------  -----------------
Units outstanding, ending                                         394,233            507,111
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     38,025,402
Cost of units redeemed/account charges                                           (37,587,376)
Net investment income (loss)                                                          69,629
Net realized gain (loss)                                                            (857,133)
Realized gain distributions                                                          859,765
Net change in unrealized appreciation (depreciation)                                (115,535)
                                                                            -----------------
Net assets                                                                  $        394,752
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                 394  $              395               1.25%              -20.9%
12/31/2017                     1.27                 507                 642               1.25%               23.8%
12/31/2016                     1.02                 633                 647               1.25%               -3.7%
12/31/2015                     1.06               1,454               1,542               1.25%                5.3%
12/31/2014                     1.01               2,973               2,995               1.25%               -6.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -20.7%
12/31/2017                     1.30                   0                   0               1.00%               24.1%
12/31/2016                     1.05                   0                   0               1.00%               -3.4%
12/31/2015                     1.08                   0                   0               1.00%                5.5%
12/31/2014                     1.03                   0                   0               1.00%               -6.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%              -20.5%
12/31/2017                     1.33                   0                   0               0.75%               24.4%
12/31/2016                     1.07                   0                   0               0.75%               -3.2%
12/31/2015                     1.11                   0                   0               0.75%                5.8%
12/31/2014                     1.05                   0                   0               0.75%               -6.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -20.3%
12/31/2017                     1.37                   0                   0               0.50%               24.8%
12/31/2016                     1.10                   0                   0               0.50%               -2.9%
12/31/2015                     1.13                   0                   0               0.50%                6.1%
12/31/2014                     1.07                   0                   0               0.50%               -6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%              -20.1%
12/31/2017                     1.41                   0                   0               0.25%               25.1%
12/31/2016                     1.12                   0                   0               0.25%               -2.7%
12/31/2015                     1.16                   0                   0               0.25%                6.3%
12/31/2014                     1.09                   0                   0               0.25%               -5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%              -19.8%
12/31/2017                     1.44                   0                   0               0.00%               25.4%
12/31/2016                     1.15                   0                   0               0.00%               -2.4%
12/31/2015                     1.18                 918               1,084               0.00%                6.6%
12/31/2014                     1.11                 832                 921               0.00%               -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        1.0%
    2016        1.3%
    2015        1.1%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           THORNBURG INTERNATIONAL VALUE FUND R3 CLASS - 885215525

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,480,833  $     1,966,619           76,687
                                                       ===============  ===============
Receivables: investments sold                   5,984
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,486,817
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,205,427         764,934  $          1.58
Band 100                                   281,358         172,380             1.63
Band 75                                         --              --             1.69
Band 50                                         32              18             1.75
Band 25                                         --              --             1.81
Band 0                                          --              --             1.88
                                    --------------  --------------
 Total                              $    1,486,817         937,332
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         16,862
Mortality & expense charges                                                           (23,059)
                                                                             -----------------
Net investment income (loss)                                                           (6,197)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (45,076)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (361,650)
                                                                             -----------------
Net gain (loss)                                                                      (406,726)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (412,923)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,197)  $        (12,160)
Net realized gain (loss)                                          (45,076)           (26,052)
Realized gain distributions                                            --            311,876
Net change in unrealized appreciation (depreciation)             (361,650)           194,515
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (412,923)           468,179
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          129,906            193,872
Cost of units redeemed                                           (409,999)          (753,417)
Account charges                                                      (926)            (1,153)
                                                         -----------------  -----------------
Increase (decrease)                                              (281,019)          (560,698)
                                                         -----------------  -----------------
Net increase (decrease)                                          (693,942)           (92,519)
Net assets, beginning                                           2,180,759          2,273,278
                                                         -----------------  -----------------
Net assets, ending                                       $      1,486,817   $      2,180,759
                                                         =================  =================

Units sold                                                         74,974            111,289
Units redeemed                                                   (221,225)          (417,453)
                                                         -----------------  -----------------
Net increase (decrease)                                          (146,251)          (306,164)
Units outstanding, beginning                                    1,083,583          1,389,747
                                                         -----------------  -----------------
Units outstanding, ending                                         937,332          1,083,583
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     29,894,924
Cost of units redeemed/account charges                                           (31,214,458)
Net investment income (loss)                                                        (252,768)
Net realized gain (loss)                                                           1,513,487
Realized gain distributions                                                        2,031,418
Net change in unrealized appreciation (depreciation)                                (485,786)
                                                                            -----------------
Net assets                                                                  $      1,486,817
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.58                 765  $            1,205               1.25%              -21.2%
12/31/2017                     2.00                 884               1,768               1.25%               23.2%
12/31/2016                     1.62               1,123               1,822               1.25%               -4.1%
12/31/2015                     1.69               1,526               2,583               1.25%                4.7%
12/31/2014                     1.62               2,282               3,687               1.25%               -7.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                 172  $              281               1.00%              -21.0%
12/31/2017                     2.07                 200                 413               1.00%               23.5%
12/31/2016                     1.67                 247                 413               1.00%               -3.8%
12/31/2015                     1.74                 263                 457               1.00%                5.0%
12/31/2014                     1.66                 248                 411               1.00%               -7.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.75%              -20.8%
12/31/2017                     2.14                   0                   0               0.75%               23.9%
12/31/2016                     1.72                   0                   0               0.75%               -3.6%
12/31/2015                     1.79                   0                   0               0.75%                5.3%
12/31/2014                     1.70                   0                   0               0.75%               -6.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.50%              -20.6%
12/31/2017                     2.21                   0                   0               0.50%               24.2%
12/31/2016                     1.78                   0                   0               0.50%               -3.4%
12/31/2015                     1.84                   0                   0               0.50%                5.5%
12/31/2014                     1.74                   0                   0               0.50%               -6.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.25%              -20.4%
12/31/2017                     2.28                   0                   0               0.25%               24.5%
12/31/2016                     1.83                   0                   0               0.25%               -3.1%
12/31/2015                     1.89                   0                   0               0.25%                5.8%
12/31/2014                     1.79                   0                   0               0.25%               -6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               0.00%              -20.2%
12/31/2017                     2.35                   0                   0               0.00%               24.8%
12/31/2016                     1.89                  20                  38               0.00%               -2.9%
12/31/2015                     1.94                 128                 249               0.00%                6.1%
12/31/2014                     1.83                 133                 244               0.00%               -6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.6%
    2016        1.4%
    2015        0.7%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        THORNBURG INVESTMENT INCOME BUILDER FUND R5 CLASS - 885215236

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       474,484  $        501,188           23,511
                                                      ================  ===============
Receivables: investments sold                  6,224
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       480,708
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       480,708         293,063  $         1.64
Band 100                                        --              --            1.68
Band 75                                         --              --            1.71
Band 50                                         --              --            1.75
Band 25                                         --              --            1.79
Band 0                                          --              --            1.83
                                   ---------------  --------------
 Total                             $       480,708         293,063
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         24,975
Mortality & expense charges                                                            (7,329)
                                                                             -----------------
Net investment income (loss)                                                           17,646
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                7,657
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (63,579)
                                                                             -----------------
Net gain (loss)                                                                       (55,922)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (38,276)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         17,646   $         29,543
Net realized gain (loss)                                            7,657             15,022
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (63,579)            73,875
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (38,276)           118,440
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          105,817            164,577
Cost of units redeemed                                           (227,040)          (719,932)
Account charges                                                    (1,211)            (1,951)
                                                         -----------------  -----------------
Increase (decrease)                                              (122,434)          (557,306)
                                                         -----------------  -----------------
Net increase (decrease)                                          (160,710)          (438,866)
Net assets, beginning                                             641,418          1,080,284
                                                         -----------------  -----------------
Net assets, ending                                       $        480,708   $        641,418
                                                         =================  =================

Units sold                                                         61,222            123,183
Units redeemed                                                   (136,831)          (460,091)
                                                         -----------------  -----------------
Net increase (decrease)                                           (75,609)          (336,908)
Units outstanding, beginning                                      368,672            705,580
                                                         -----------------  -----------------
Units outstanding, ending                                         293,063            368,672
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,607,498
Cost of units redeemed/account charges                                            (3,241,343)
Net investment income (loss)                                                         125,687
Net realized gain (loss)                                                              15,570
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (26,704)
                                                                            -----------------
Net assets                                                                  $        480,708
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                 293  $              481               1.25%               -5.7%
12/31/2017                     1.74                 369                 641               1.25%               13.6%
12/31/2016                     1.53                 706               1,080               1.25%                8.4%
12/31/2015                     1.41                 743               1,050               1.25%               -6.5%
12/31/2014                     1.51                 653                 986               1.25%                3.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               1.00%               -5.5%
12/31/2017                     1.77                   0                   0               1.00%               13.9%
12/31/2016                     1.56                   0                   0               1.00%                8.7%
12/31/2015                     1.43                   0                   0               1.00%               -6.2%
12/31/2014                     1.53                   0                   0               1.00%                3.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.75%               -5.2%
12/31/2017                     1.81                   0                   0               0.75%               14.2%
12/31/2016                     1.58                   0                   0               0.75%                9.0%
12/31/2015                     1.45                   0                   0               0.75%               -6.0%
12/31/2014                     1.54                   0                   0               0.75%                4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.50%               -5.0%
12/31/2017                     1.84                   0                   0               0.50%               14.5%
12/31/2016                     1.61                   0                   0               0.50%                9.2%
12/31/2015                     1.47                   0                   0               0.50%               -5.8%
12/31/2014                     1.56                   0                   0               0.50%                4.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.79                   0  $                0               0.25%               -4.8%
12/31/2017                     1.88                   0                   0               0.25%               14.8%
12/31/2016                     1.64                   0                   0               0.25%                9.5%
12/31/2015                     1.49                   0                   0               0.25%               -5.5%
12/31/2014                     1.58                   0                   0               0.25%                4.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.00%               -4.5%
12/31/2017                     1.91                   0                   0               0.00%               15.1%
12/31/2016                     1.66                   0                   0               0.00%                9.8%
12/31/2015                     1.51                   0                   0               0.00%               -5.3%
12/31/2014                     1.60                   0                   0               0.00%                4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.5%
    2017        4.8%
    2016        4.1%
    2015        4.0%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        THORNBURG INVESTMENT INCOME BUILDER FUND R3 CLASS - 885215384

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $       365,706  $       389,618           18,248
                                                     ===============  ===============
Receivables: investments sold                 4,622
Payables: investments purchased                  --
                                    ---------------
Net assets                          $       370,328
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       311,139         198,095  $         1.57
Band 100                                    59,189          36,883            1.60
Band 75                                         --              --            1.64
Band 50                                         --              --            1.68
Band 25                                         --              --            1.71
Band 0                                          --              --            1.75
                                   ---------------  --------------
 Total                             $       370,328         234,978
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         17,768
Mortality & expense charges                                                            (5,851)
                                                                             -----------------
Net investment income (loss)                                                           11,917
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,174
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (56,516)
                                                                             -----------------
Net gain (loss)                                                                       (48,342)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (36,425)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         11,917   $         20,447
Net realized gain (loss)                                             8,174             (2,577)
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)               (56,516)            69,942
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (36,425)            87,812
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            32,152            124,172
Cost of units redeemed                                            (406,625)          (114,846)
Account charges                                                        (71)              (213)
                                                          -----------------  -----------------
Increase (decrease)                                               (374,544)             9,113
                                                          -----------------  -----------------
Net increase (decrease)                                           (410,969)            96,925
Net assets, beginning                                              781,297            684,372
                                                          -----------------  -----------------
Net assets, ending                                        $        370,328   $        781,297
                                                          =================  =================

Units sold                                                          20,088             79,588
Units redeemed                                                    (250,539)           (75,442)
                                                          -----------------  -----------------
Net increase (decrease)                                           (230,451)             4,146
Units outstanding, beginning                                       465,429            461,283
                                                          -----------------  -----------------
Units outstanding, ending                                          234,978            465,429
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,330,912
Cost of units redeemed/account charges                                             (2,009,227)
Net investment income (loss)                                                          140,671
Net realized gain (loss)                                                              (68,116)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (23,912)
                                                                             -----------------
Net assets                                                                   $        370,328
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.57                 198  $              311               1.25%               -6.3%
12/31/2017                     1.68                 418                 700               1.25%               13.1%
12/31/2016                     1.48                 407                 603               1.25%                7.9%
12/31/2015                     1.37                 493                 677               1.25%               -7.0%
12/31/2014                     1.48                 871               1,285               1.25%                3.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.60                  37  $               59               1.00%               -6.0%
12/31/2017                     1.71                  47                  81               1.00%               13.4%
12/31/2016                     1.51                  54                  82               1.00%                8.1%
12/31/2015                     1.39                  64                  89               1.00%               -6.7%
12/31/2014                     1.49                  49                  73               1.00%                3.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.75%               -5.8%
12/31/2017                     1.74                   0                   0               0.75%               13.7%
12/31/2016                     1.53                   0                   0               0.75%                8.4%
12/31/2015                     1.41                   0                   0               0.75%               -6.5%
12/31/2014                     1.51                   0                   0               0.75%                3.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.68                   0  $                0               0.50%               -5.5%
12/31/2017                     1.77                   0                   0               0.50%               14.0%
12/31/2016                     1.56                   0                   0               0.50%                8.7%
12/31/2015                     1.43                   0                   0               0.50%               -6.3%
12/31/2014                     1.53                   0                   0               0.50%                3.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.25%               -5.3%
12/31/2017                     1.81                   0                   0               0.25%               14.3%
12/31/2016                     1.58                   0                   0               0.25%                8.9%
12/31/2015                     1.45                   0                   0               0.25%               -6.0%
12/31/2014                     1.54                   0                   0               0.25%                4.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                   0  $                0               0.00%               -5.1%
12/31/2017                     1.84                   0                   0               0.00%               14.6%
12/31/2016                     1.61                   0                   0               0.00%                9.2%
12/31/2015                     1.47                  28                  41               0.00%               -5.8%
12/31/2014                     1.56                  62                  97               0.00%                4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        4.0%
    2016        3.7%
    2015        4.2%
    2014        4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           THORNBURG LIMITED TERM INCOME FUND R3 CLASS - 885215483

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    11,885,546   $   11,911,566          897,344
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (97,139)
                                     ----------------
Net assets                           $    11,788,407
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $    8,362,022        6,060,345  $         1.38
Band 100                                   361,051          252,625            1.43
Band 75                                         --               --            1.48
Band 50                                         --               --            1.53
Band 25                                         --               --            1.59
Band 0                                   3,065,334        1,863,748            1.64
                                    --------------  ---------------
 Total                              $   11,788,407        8,176,718
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        169,174
Mortality & expense charges                                                           (79,484)
                                                                             -----------------
Net investment income (loss)                                                           89,690
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (21,845)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (42,660)
                                                                             -----------------
Net gain (loss)                                                                       (64,505)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         25,185
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         89,690   $         39,990
Net realized gain (loss)                                          (21,845)            18,304
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (42,660)             8,579
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  25,185             66,873
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,837,527          3,404,979
Cost of units redeemed                                         (2,756,595)        (2,954,761)
Account charges                                                   (24,447)           (14,007)
                                                         -----------------  -----------------
Increase (decrease)                                             5,056,485            436,211
                                                         -----------------  -----------------
Net increase (decrease)                                         5,081,670            503,084
Net assets, beginning                                           6,706,737          6,203,653
                                                         -----------------  -----------------
Net assets, ending                                       $     11,788,407   $      6,706,737
                                                         =================  =================

Units sold                                                      5,462,240          2,445,977
Units redeemed                                                 (2,053,980)        (2,145,850)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,408,260            300,127
Units outstanding, beginning                                    4,768,458          4,468,331
                                                         -----------------  -----------------
Units outstanding, ending                                       8,176,718          4,768,458
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    77,103,811
Cost of units redeemed/account charges                                          (66,657,769)
Net investment income (loss)                                                        996,538
Net realized gain (loss)                                                            165,995
Realized gain distributions                                                         205,852
Net change in unrealized appreciation (depreciation)                                (26,020)
                                                                            ----------------
Net assets                                                                  $    11,788,407
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38               6,060  $            8,362               1.25%               -0.4%
12/31/2017                     1.39               4,128               5,720               1.25%                0.9%
12/31/2016                     1.37               3,829               5,259               1.25%                1.7%
12/31/2015                     1.35               5,900               7,967               1.25%               -0.9%
12/31/2014                     1.36              11,883              16,192               1.25%                2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                 253  $              361               1.00%               -0.2%
12/31/2017                     1.43                 294                 422               1.00%                1.1%
12/31/2016                     1.42                 425                 602               1.00%                2.0%
12/31/2015                     1.39                 582                 809               1.00%               -0.6%
12/31/2014                     1.40                 470                 657               1.00%                2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.75%                0.1%
12/31/2017                     1.48                   0                   0               0.75%                1.4%
12/31/2016                     1.46                   0                   0               0.75%                2.2%
12/31/2015                     1.43                   0                   0               0.75%               -0.4%
12/31/2014                     1.43                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.53                   0  $                0               0.50%                0.3%
12/31/2017                     1.53                   0                   0               0.50%                1.6%
12/31/2016                     1.50                   0                   0               0.50%                2.5%
12/31/2015                     1.46                   0                   0               0.50%               -0.2%
12/31/2014                     1.47                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.25%                0.6%
12/31/2017                     1.58                   0                   0               0.25%                1.9%
12/31/2016                     1.55                   0                   0               0.25%                2.7%
12/31/2015                     1.51                   0                   0               0.25%                0.1%
12/31/2014                     1.51                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64               1,864  $            3,065               0.00%                0.8%
12/31/2017                     1.63                 346                 565               0.00%                2.2%
12/31/2016                     1.60                 214                 342               0.00%                3.0%
12/31/2015                     1.55                 824               1,278               0.00%                0.4%
12/31/2014                     1.54                 239                 369               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.8%
    2016        1.7%
    2015        1.8%
    2014        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           THORNBURG LIMITED TERM INCOME FUND R5 CLASS - 885216853

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $   18,282,304   $    18,291,038        1,380,821
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (236,366)
                                     ---------------
Net assets                           $   18,045,938
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   18,045,938      17,731,261  $          1.02
Band 100                                        --              --             1.03
Band 75                                         --              --             1.04
Band 50                                         --              --             1.05
Band 25                                         --              --             1.06
Band 0                                          --              --             1.07
                                    --------------  --------------
 Total                              $   18,045,938      17,731,261
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        302,892
Mortality & expense charges                                                          (151,756)
                                                                             -----------------
Net investment income (loss)                                                          151,136
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (69,232)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                  (22,813)
                                                                             -----------------
Net gain (loss)                                                                       (92,045)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         59,091
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        151,136   $         83,873
Net realized gain (loss)                                          (69,232)            29,330
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (22,813)            (1,602)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  59,091            111,601
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       14,300,047          8,261,429
Cost of units redeemed                                         (7,715,749)        (3,185,753)
Account charges                                                   (58,983)           (55,825)
                                                         -----------------  -----------------
Increase (decrease)                                             6,525,315          5,019,851
                                                         -----------------  -----------------
Net increase (decrease)                                         6,584,406          5,131,452
Net assets, beginning                                          11,461,532          6,330,080
                                                         -----------------  -----------------
Net assets, ending                                       $     18,045,938   $     11,461,532
                                                         =================  =================

Units sold                                                     14,403,672          9,357,135
Units redeemed                                                 (7,921,117)        (4,401,687)
                                                         -----------------  -----------------
Net increase (decrease)                                         6,482,555          4,955,448
Units outstanding, beginning                                   11,248,706          6,293,258
                                                         -----------------  -----------------
Units outstanding, ending                                      17,731,261         11,248,706
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     51,440,793
Cost of units redeemed/account charges                                            (33,675,853)
Net investment income (loss)                                                          362,255
Net realized gain (loss)                                                              (72,523)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   (8,734)
                                                                             -----------------
Net assets                                                                   $     18,045,938
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/3/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02              17,731  $           18,046               1.25%               -0.1%
12/31/2017                     1.02              11,249              11,462               1.25%                1.3%
12/31/2016                     1.01               6,293               6,330               1.25%                2.0%
12/31/2015                     0.99              13,484              13,300               1.25%               -1.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%                0.1%
12/31/2017                     1.03                   0                   0               1.00%                1.6%
12/31/2016                     1.01                   0                   0               1.00%                2.2%
12/31/2015                     0.99                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%                0.4%
12/31/2017                     1.03                   0                   0               0.75%                1.8%
12/31/2016                     1.02                   0                   0               0.75%                2.5%
12/31/2015                     0.99                   0                   0               0.75%               -0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%                0.6%
12/31/2017                     1.04                   0                   0               0.50%                2.1%
12/31/2016                     1.02                   0                   0               0.50%                2.7%
12/31/2015                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%                0.9%
12/31/2017                     1.05                   0                   0               0.25%                2.3%
12/31/2016                     1.03                   0                   0               0.25%                3.0%
12/31/2015                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.00%                1.1%
12/31/2017                     1.06                   0                   0               0.00%                2.6%
12/31/2016                     1.03                   0                   0               0.00%                3.3%
12/31/2015                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.3%
    2016        1.9%
    2015        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     THORNBURG INTERNATIONAL VALUE FUND R6 CLASS - 885216804 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.80
Band 100                                        --              --            0.81
Band 75                                         --              --            0.81
Band 50                                         --              --            0.81
Band 25                                         --              --            0.81
Band 0                                          --              --            0.81
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               1.25%              -20.7%
12/31/2017                     1.01                   0                   0               1.25%                1.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               1.00%              -20.5%
12/31/2017                     1.01                   0                   0               1.00%                1.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.75%              -20.3%
12/31/2017                     1.01                   0                   0               0.75%                1.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.50%              -20.1%
12/31/2017                     1.01                   0                   0               0.50%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.25%              -19.9%
12/31/2017                     1.01                   0                   0               0.25%                1.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.81                   0  $                0               0.00%              -19.7%
12/31/2017                     1.01                   0                   0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           THORNBURG LIMITED TERM INCOME FUND R6 CLASS - 885216671

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,589,504   $    3,578,994          270,498
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (23,076)
                                     ----------------
Net assets                           $     3,566,428
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,566,428       3,553,706  $          1.00
Band 100                                         --              --             1.01
Band 75                                          --              --             1.01
Band 50                                          --              --             1.02
Band 25                                          --              --             1.02
Band 0                                           --              --             1.02
                                    ---------------  --------------
 Total                              $     3,566,428       3,553,706
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         46,519
Mortality & expense charges                                                           (21,066)
                                                                             -----------------
Net investment income (loss)                                                           25,453
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (10,294)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   12,155
                                                                             -----------------
Net gain (loss)                                                                         1,861
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         27,314
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED        PERIOD ENDED
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          25,453   $          1,057
Net realized gain (loss)                                            (10,294)                (2)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                 12,155             (1,645)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    27,314               (590)
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          4,228,897            481,485
Cost of units redeemed                                           (1,139,846)           (22,303)
Account charges                                                      (8,329)              (200)
                                                          ------------------  -----------------
Increase (decrease)                                               3,080,722            458,982
                                                          ------------------  -----------------
Net increase (decrease)                                           3,108,036            458,392
Net assets, beginning                                               458,392                 --
                                                          ------------------  -----------------
Net assets, ending                                        $       3,566,428   $        458,392
                                                          ==================  =================

Units sold                                                        5,046,413            479,746
Units redeemed                                                   (1,949,963)           (22,490)
                                                          ------------------  -----------------
Net increase (decrease)                                           3,096,450            457,256
Units outstanding, beginning                                        457,256                 --
                                                          ------------------  -----------------
Units outstanding, ending                                         3,553,706            457,256
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,710,382
Cost of units redeemed/account charges                                             (1,170,678)
Net investment income (loss)                                                           26,510
Net realized gain (loss)                                                              (10,296)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   10,510
                                                                             -----------------
Net assets                                                                   $      3,566,428
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               3,554  $            3,566               1.25%                0.1%
12/31/2017                     1.00                 457                 458               1.25%                0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%                0.4%
12/31/2017                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%                0.6%
12/31/2017                     1.01                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                0.9%
12/31/2017                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                1.1%
12/31/2017                     1.01                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.4%
12/31/2017                     1.01                   0                   0               0.00%                0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  THORNBURG INVESTMENT INCOME BUILDER FUND R6 CLASS - 885216663 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       TIAA-CREF SOCIAL CHOICE EQUITY FUND - RETIREMENT CLASS - 87244W755

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,671,484   $    2,896,435          158,639
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,363)
                                     ----------------
Net assets                           $     2,659,121
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,659,121       1,195,655  $          2.22
Band 100                                         --              --             2.27
Band 75                                          --              --             2.33
Band 50                                          --              --             2.38
Band 25                                          --              --             2.43
Band 0                                           --              --             2.49
                                    ---------------  --------------
 Total                              $     2,659,121       1,195,655
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        37,933
Mortality & expense charges                                                         (44,353)
                                                                            ----------------
Net investment income (loss)                                                         (6,420)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            376,468
Realized gain distributions                                                         194,437
Net change in unrealized appreciation (depreciation)                               (691,917)
                                                                            ----------------
Net gain (loss)                                                                    (121,012)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (127,432)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,420)  $          4,670
Net realized gain (loss)                                          376,468            182,057
Realized gain distributions                                       194,437             83,225
Net change in unrealized appreciation (depreciation)             (691,917)           338,899
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (127,432)           608,851
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,792,964          1,448,337
Cost of units redeemed                                         (2,597,575)        (1,689,929)
Account charges                                                    (4,250)            (3,413)
                                                         -----------------  -----------------
Increase (decrease)                                              (808,861)          (245,005)
                                                         -----------------  -----------------
Net increase (decrease)                                          (936,293)           363,846
Net assets, beginning                                           3,595,414          3,231,568
                                                         -----------------  -----------------
Net assets, ending                                       $      2,659,121   $      3,595,414
                                                         =================  =================

Units sold                                                        757,714            676,914
Units redeemed                                                 (1,066,309)          (783,501)
                                                         -----------------  -----------------
Net increase (decrease)                                          (308,595)          (106,587)
Units outstanding, beginning                                    1,504,250          1,610,837
                                                         -----------------  -----------------
Units outstanding, ending                                       1,195,655          1,504,250
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     8,470,652
Cost of units redeemed/account charges                                           (7,079,233)
Net investment income (loss)                                                         44,376
Net realized gain (loss)                                                            902,648
Realized gain distributions                                                         545,629
Net change in unrealized appreciation (depreciation)                               (224,951)
                                                                            ----------------
Net assets                                                                  $     2,659,121
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22               1,196  $            2,659               1.25%               -7.0%
12/31/2017                     2.39               1,504               3,595               1.25%               19.1%
12/31/2016                     2.01               1,611               3,232               1.25%               11.8%
12/31/2015                     1.79               1,700               3,049               1.25%               -3.9%
12/31/2014                     1.87               1,207               2,254               1.25%                9.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               1.00%               -6.7%
12/31/2017                     2.44                   0                   0               1.00%               19.4%
12/31/2016                     2.04                   0                   0               1.00%               12.1%
12/31/2015                     1.82                   0                   0               1.00%               -3.7%
12/31/2014                     1.89                   0                   0               1.00%                9.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.33                   0  $                0               0.75%               -6.5%
12/31/2017                     2.49                   0                   0               0.75%               19.7%
12/31/2016                     2.08                   0                   0               0.75%               12.4%
12/31/2015                     1.85                   0                   0               0.75%               -3.4%
12/31/2014                     1.91                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.38                   0  $                0               0.50%               -6.2%
12/31/2017                     2.54                   0                   0               0.50%               20.0%
12/31/2016                     2.11                   0                   0               0.50%               12.7%
12/31/2015                     1.88                   0                   0               0.50%               -3.2%
12/31/2014                     1.94                   0                   0               0.50%               10.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.43                   0  $                0               0.25%               -6.0%
12/31/2017                     2.59                   0                   0               0.25%               20.3%
12/31/2016                     2.15                   0                   0               0.25%               13.0%
12/31/2015                     1.91                   0                   0               0.25%               -2.9%
12/31/2014                     1.96                   0                   0               0.25%               10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.49                   0  $                0               0.00%               -5.8%
12/31/2017                     2.64                   0                   0               0.00%               20.6%
12/31/2016                     2.19                   0                   0               0.00%               13.2%
12/31/2015                     1.93                   0                   0               0.00%               -2.7%
12/31/2014                     1.99                   0                   0               0.00%               11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.4%
    2016        2.0%
    2015        1.8%
    2014        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           TIAA-CREF BOND INDEX FUND RETIREMENT CLASS - 87245M855

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,682,070   $    2,741,695          254,152
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (24,974)
                                     ----------------
Net assets                           $     2,657,096
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,596,243       2,325,953  $          1.12
Band 100                                         --              --             1.14
Band 75                                          --              --             1.17
Band 50                                          --              --             1.19
Band 25                                          --              --             1.22
Band 0                                       60,853          48,963             1.24
                                    ---------------  --------------
 Total                              $     2,657,096       2,374,916
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        101,972
Mortality & expense charges                                                          (52,116)
                                                                            -----------------
Net investment income (loss)                                                          49,856
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            (129,698)
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (25,941)
                                                                            -----------------
Net gain (loss)                                                                     (155,639)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (105,783)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         49,856   $         39,139
Net realized gain (loss)                                         (129,698)           (21,286)
Realized gain distributions                                            --              1,400
Net change in unrealized appreciation (depreciation)              (25,941)            62,946
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (105,783)            82,199
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,169,156          3,159,405
Cost of units redeemed                                         (3,351,336)        (2,153,726)
Account charges                                                    (3,807)            (5,031)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,185,987)         1,000,648
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,291,770)         1,082,847
Net assets, beginning                                           4,948,866          3,866,019
                                                         -----------------  -----------------
Net assets, ending                                       $      2,657,096   $      4,948,866
                                                         =================  =================

Units sold                                                      1,068,417          2,853,595
Units redeemed                                                 (3,052,477)        (1,964,592)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,984,060)           889,003
Units outstanding, beginning                                    4,358,976          3,469,973
                                                         -----------------  -----------------
Units outstanding, ending                                       2,374,916          4,358,976
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     14,558,369
Cost of units redeemed/account charges                                           (11,877,203)
Net investment income (loss)                                                         156,406
Net realized gain (loss)                                                            (130,539)
Realized gain distributions                                                            9,688
Net change in unrealized appreciation (depreciation)                                 (59,625)
                                                                            -----------------
Net assets                                                                  $      2,657,096
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               2,326  $            2,596               1.25%               -1.6%
12/31/2017                     1.13               4,323               4,904               1.25%                1.9%
12/31/2016                     1.11               3,445               3,835               1.25%                0.9%
12/31/2015                     1.10               2,437               2,690               1.25%               -1.0%
12/31/2014                     1.11               2,171               2,420               1.25%                4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -1.4%
12/31/2017                     1.16                   0                   0               1.00%                2.1%
12/31/2016                     1.13                   0                   0               1.00%                1.1%
12/31/2015                     1.12                   0                   0               1.00%               -0.7%
12/31/2014                     1.13                   0                   0               1.00%                4.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%               -1.1%
12/31/2017                     1.18                   0                   0               0.75%                2.4%
12/31/2016                     1.15                   0                   0               0.75%                1.4%
12/31/2015                     1.14                   0                   0               0.75%               -0.5%
12/31/2014                     1.14                   0                   0               0.75%                4.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -0.9%
12/31/2017                     1.20                   0                   0               0.50%                2.6%
12/31/2016                     1.17                   0                   0               0.50%                1.6%
12/31/2015                     1.15                   0                   0               0.50%               -0.2%
12/31/2014                     1.15                   0                   0               0.50%                5.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -0.6%
12/31/2017                     1.22                   0                   0               0.25%                2.9%
12/31/2016                     1.19                   0                   0               0.25%                1.9%
12/31/2015                     1.17                   0                   0               0.25%                0.0%
12/31/2014                     1.17                   0                   0               0.25%                5.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                  49  $               61               0.00%               -0.4%
12/31/2017                     1.25                  36                  45               0.00%                3.2%
12/31/2016                     1.21                  25                  31               0.00%                2.1%
12/31/2015                     1.18                  13                  16               0.00%                0.3%
12/31/2014                     1.18                   0                   0               0.00%                5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.1%
    2016        2.2%
    2015        2.2%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND RETIREMENT CLASS - 87245M244

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,340,753  $     1,521,295          134,343
                                                       ===============  ===============
Receivables: investments sold                   3,660
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,344,413
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,344,413       1,202,774  $          1.12
Band 100                                         --              --             1.13
Band 75                                          --              --             1.15
Band 50                                          --              --             1.17
Band 25                                          --              --             1.18
Band 0                                           --              --             1.20
                                    ---------------  --------------
 Total                              $     1,344,413       1,202,774
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        30,319
Mortality & expense charges                                                         (31,924)
                                                                            ----------------
Net investment income (loss)                                                         (1,605)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            228,931
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (639,604)
                                                                            ----------------
Net gain (loss)                                                                    (410,673)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (412,278)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,605)  $         17,581
Net realized gain (loss)                                          228,931             93,613
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (639,604)           529,865
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (412,278)           641,059
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,270,401          1,400,003
Cost of units redeemed                                         (2,160,140)        (1,061,130)
Account charges                                                    (3,444)            (2,661)
                                                         -----------------  -----------------
Increase (decrease)                                              (893,183)           336,212
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,305,461)           977,271
Net assets, beginning                                           2,649,874          1,672,603
                                                         -----------------  -----------------
Net assets, ending                                       $      1,344,413   $      2,649,874
                                                         =================  =================

Units sold                                                        962,142          1,242,255
Units redeemed                                                 (1,754,118)          (953,461)
                                                         -----------------  -----------------
Net increase (decrease)                                          (791,976)           288,794
Units outstanding, beginning                                    1,994,750          1,705,956
                                                         -----------------  -----------------
Units outstanding, ending                                       1,202,774          1,994,750
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,793,713
Cost of units redeemed/account charges                                           (4,527,624)
Net investment income (loss)                                                         43,665
Net realized gain (loss)                                                            215,201
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (180,542)
                                                                            ----------------
Net assets                                                                  $     1,344,413
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               1,203  $            1,344               1.25%              -15.9%
12/31/2017                     1.33               1,995               2,650               1.25%               35.5%
12/31/2016                     0.98               1,706               1,673               1.25%                9.4%
12/31/2015                     0.90               1,260               1,129               1.25%              -16.1%
12/31/2014                     1.07                 579                 619               1.25%               -4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%              -15.6%
12/31/2017                     1.34                   0                   0               1.00%               35.8%
12/31/2016                     0.99                   0                   0               1.00%                9.6%
12/31/2015                     0.90                   0                   0               1.00%              -15.9%
12/31/2014                     1.07                   0                   0               1.00%               -4.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%              -15.4%
12/31/2017                     1.36                   0                   0               0.75%               36.2%
12/31/2016                     1.00                   0                   0               0.75%                9.9%
12/31/2015                     0.91                   0                   0               0.75%              -15.7%
12/31/2014                     1.08                   0                   0               0.75%               -4.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%              -15.2%
12/31/2017                     1.37                   0                   0               0.50%               36.5%
12/31/2016                     1.01                   0                   0               0.50%               10.2%
12/31/2015                     0.91                   0                   0               0.50%              -15.5%
12/31/2014                     1.08                   0                   0               0.50%               -4.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%              -15.0%
12/31/2017                     1.39                   0                   0               0.25%               36.8%
12/31/2016                     1.02                   0                   0               0.25%               10.5%
12/31/2015                     0.92                   0                   0               0.25%              -15.3%
12/31/2014                     1.09                   0                   0               0.25%               -3.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.00%              -14.8%
12/31/2017                     1.41                   0                   0               0.00%               37.2%
12/31/2016                     1.02                   0                   0               0.00%               10.7%
12/31/2015                     0.93                   0                   0               0.00%              -15.1%
12/31/2014                     1.09                   0                   0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        2.1%
    2016        1.9%
    2015        2.7%
    2014        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         TIAA-CREF GROWTH & INCOME FUND RETIREMENT CLASS - 87244W763

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,080,855  $     1,155,971           87,447
                                                       ===============  ===============
Receivables: investments sold                   5,579
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,086,434
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $    1,086,434         464,899  $          2.34
Band 100                                        --              --             2.39
Band 75                                         --              --             2.44
Band 50                                         --              --             2.50
Band 25                                         --              --             2.56
Band 0                                          --              --             2.62
                                    --------------  --------------
 Total                              $    1,086,434         464,899
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        21,633
Mortality & expense charges                                                         (34,855)
                                                                            ----------------
Net investment income (loss)                                                        (13,222)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            418,107
Realized gain distributions                                                          82,880
Net change in unrealized appreciation (depreciation)                               (555,747)
                                                                            ----------------
Net gain (loss)                                                                     (54,760)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (67,982)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,222)  $        (13,780)
Net realized gain (loss)                                          418,107            135,865
Realized gain distributions                                        82,880            114,006
Net change in unrealized appreciation (depreciation)             (555,747)           436,549
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (67,982)           672,640
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          356,524            344,203
Cost of units redeemed                                         (2,381,885)        (1,252,415)
Account charges                                                    (1,563)            (2,015)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,026,924)          (910,227)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,094,906)          (237,587)
Net assets, beginning                                           3,181,340          3,418,927
                                                         -----------------  -----------------
Net assets, ending                                       $      1,086,434   $      3,181,340
                                                         =================  =================

Units sold                                                        148,648            147,606
Units redeemed                                                   (928,939)          (538,279)
                                                         -----------------  -----------------
Net increase (decrease)                                          (780,291)          (390,673)
Units outstanding, beginning                                    1,245,190          1,635,863
                                                         -----------------  -----------------
Units outstanding, ending                                         464,899          1,245,190
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,863,889
Cost of units redeemed/account charges                                            (7,637,109)
Net investment income (loss)                                                         (60,987)
Net realized gain (loss)                                                           1,003,201
Realized gain distributions                                                          992,556
Net change in unrealized appreciation (depreciation)                                 (75,116)
                                                                            -----------------
Net assets                                                                  $      1,086,434
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.34                 465  $            1,086               1.25%               -8.5%
12/31/2017                     2.55               1,245               3,181               1.25%               22.2%
12/31/2016                     2.09               1,636               3,419               1.25%                6.9%
12/31/2015                     1.95               1,839               3,593               1.25%                2.0%
12/31/2014                     1.92               1,655               3,171               1.25%                9.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.39                   0  $                0               1.00%               -8.3%
12/31/2017                     2.61                   0                   0               1.00%               22.6%
12/31/2016                     2.13                   0                   0               1.00%                7.2%
12/31/2015                     1.98                   0                   0               1.00%                2.2%
12/31/2014                     1.94                   0                   0               1.00%                9.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               0.75%               -8.1%
12/31/2017                     2.66                   0                   0               0.75%               22.9%
12/31/2016                     2.16                   0                   0               0.75%                7.5%
12/31/2015                     2.01                   0                   0               0.75%                2.5%
12/31/2014                     1.97                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.50                   0  $                0               0.50%               -7.8%
12/31/2017                     2.71                   0                   0               0.50%               23.2%
12/31/2016                     2.20                   0                   0               0.50%                7.7%
12/31/2015                     2.04                   0                   0               0.50%                2.7%
12/31/2014                     1.99                   0                   0               0.50%               10.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.56                   0  $                0               0.25%               -7.6%
12/31/2017                     2.77                   0                   0               0.25%               23.5%
12/31/2016                     2.24                   0                   0               0.25%                8.0%
12/31/2015                     2.08                   0                   0               0.25%                3.0%
12/31/2014                     2.02                   0                   0               0.25%               10.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.62                   0  $                0               0.00%               -7.4%
12/31/2017                     2.82                   0                   0               0.00%               23.8%
12/31/2016                     2.28                   0                   0               0.00%                8.3%
12/31/2015                     2.11                   0                   0               0.00%                3.2%
12/31/2014                     2.04                   0                   0               0.00%               10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.9%
    2016        1.1%
    2015        0.9%
    2014        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   TIAA-CREF INTERNATIONAL EQUITY INDEX FUND RETIREMENT CLASS - 87244W490

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,072,719  $      5,580,986          292,882
                                                      ================  ===============
Receivables: investments sold                 15,813
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,088,532
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,043,971       3,989,477  $          1.26
Band 100                                         --              --             1.29
Band 75                                          --              --             1.32
Band 50                                          --              --             1.35
Band 25                                          --              --             1.38
Band 0                                       44,561          31,480             1.42
                                    ---------------  --------------
 Total                              $     5,088,532       4,020,957
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       150,651
Mortality & expense charges                                                         (93,878)
                                                                            ----------------
Net investment income (loss)                                                         56,773
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            376,297
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,379,281)
                                                                            ----------------
Net gain (loss)                                                                  (1,002,984)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (946,211)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         56,773   $        110,339
Net realized gain (loss)                                          376,297             99,871
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,379,281)         1,316,706
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (946,211)         1,526,916
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,321,569          2,827,407
Cost of units redeemed                                         (4,557,753)        (2,014,730)
Account charges                                                    (8,942)            (9,331)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,245,126)           803,346
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,191,337)         2,330,262
Net assets, beginning                                           8,279,869          5,949,607
                                                         -----------------  -----------------
Net assets, ending                                       $      5,088,532   $      8,279,869
                                                         =================  =================

Units sold                                                      1,615,659          2,253,238
Units redeemed                                                 (3,183,464)        (1,624,839)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,567,805)           628,399
Units outstanding, beginning                                    5,588,762          4,960,363
                                                         -----------------  -----------------
Units outstanding, ending                                       4,020,957          5,588,762
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     16,403,576
Cost of units redeemed/account charges                                           (11,909,805)
Net investment income (loss)                                                         465,617
Net realized gain (loss)                                                             631,551
Realized gain distributions                                                            5,860
Net change in unrealized appreciation (depreciation)                                (508,267)
                                                                            -----------------
Net assets                                                                  $      5,088,532
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26               3,989  $            5,044               1.25%              -14.6%
12/31/2017                     1.48               5,563               8,237               1.25%               23.5%
12/31/2016                     1.20               4,946               5,931               1.25%               -0.3%
12/31/2015                     1.20               4,021               4,836               1.25%               -2.0%
12/31/2014                     1.23               2,932               3,597               1.25%               -6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%              -14.4%
12/31/2017                     1.51                   0                   0               1.00%               23.8%
12/31/2016                     1.22                   0                   0               1.00%                0.0%
12/31/2015                     1.22                   0                   0               1.00%               -1.7%
12/31/2014                     1.24                   0                   0               1.00%               -6.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.75%              -14.2%
12/31/2017                     1.54                   0                   0               0.75%               24.1%
12/31/2016                     1.24                   0                   0               0.75%                0.2%
12/31/2015                     1.24                   0                   0               0.75%               -1.5%
12/31/2014                     1.26                   0                   0               0.75%               -6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.35                   0  $                0               0.50%              -14.0%
12/31/2017                     1.57                   0                   0               0.50%               24.4%
12/31/2016                     1.26                   0                   0               0.50%                0.5%
12/31/2015                     1.26                   0                   0               0.50%               -1.2%
12/31/2014                     1.27                   0                   0               0.50%               -6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.38                   0  $                0               0.25%              -13.8%
12/31/2017                     1.60                   0                   0               0.25%               24.7%
12/31/2016                     1.29                   0                   0               0.25%                0.7%
12/31/2015                     1.28                   0                   0               0.25%               -1.0%
12/31/2014                     1.29                   0                   0               0.25%               -5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                  31  $               45               0.00%              -13.5%
12/31/2017                     1.64                  26                  43               0.00%               25.0%
12/31/2016                     1.31                  14                  19               0.00%                1.0%
12/31/2015                     1.30                   6                   8               0.00%               -0.8%
12/31/2014                     1.31                   0                   0               0.00%               -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.8%
    2016        2.8%
    2015        3.2%
    2014        4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LARGE-CAP GROWTH INDEX FUND RETIREMENT CLASS - 87244W672

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,512,311  $     12,590,601          526,762
                                                      ================  ===============
Receivables: investments sold                 19,516
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,531,827
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   14,531,827        5,414,801  $         2.68
Band 100                                        --               --            2.75
Band 75                                         --               --            2.81
Band 50                                         --               --            2.87
Band 25                                         --               --            2.94
Band 0                                          --               --            3.00
                                    --------------  ---------------
 Total                              $   14,531,827        5,414,801
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        159,748
Mortality & expense charges                                                         (265,682)
                                                                            -----------------
Net investment income (loss)                                                        (105,934)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           3,530,473
Realized gain distributions                                                          361,998
Net change in unrealized appreciation (depreciation)                              (3,287,807)
                                                                            -----------------
Net gain (loss)                                                                      604,664
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        498,730
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (105,934)  $        (24,883)
Net realized gain (loss)                                        3,530,473            935,479
Realized gain distributions                                       361,998            149,914
Net change in unrealized appreciation (depreciation)           (3,287,807)         3,774,967
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 498,730          4,835,477
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,342,558          7,244,866
Cost of units redeemed                                        (12,891,492)        (5,858,848)
Account charges                                                   (10,759)            (8,785)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,559,693)         1,377,233
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,060,963)         6,212,710
Net assets, beginning                                          22,592,790         16,380,080
                                                         -----------------  -----------------
Net assets, ending                                       $     14,531,827   $     22,592,790
                                                         =================  =================

Units sold                                                      1,497,405          3,032,285
Units redeemed                                                 (4,245,689)        (2,455,352)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,748,284)           576,933
Units outstanding, beginning                                    8,163,085          7,586,152
                                                         -----------------  -----------------
Units outstanding, ending                                       5,414,801          8,163,085
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     35,984,298
Cost of units redeemed/account charges                                           (30,108,542)
Net investment income (loss)                                                         (79,331)
Net realized gain (loss)                                                           6,032,615
Realized gain distributions                                                          781,077
Net change in unrealized appreciation (depreciation)                               1,921,710
                                                                            -----------------
Net assets                                                                  $     14,531,827
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.68               5,415  $           14,532               1.25%               -3.0%
12/31/2017                     2.77               8,163              22,593               1.25%               28.2%
12/31/2016                     2.16               7,586              16,380               1.25%                5.4%
12/31/2015                     2.05               4,967              10,173               1.25%                4.0%
12/31/2014                     1.97               3,883               7,648               1.25%               11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                   0  $                0               1.00%               -2.8%
12/31/2017                     2.82                   0                   0               1.00%               28.5%
12/31/2016                     2.20                   0                   0               1.00%                5.7%
12/31/2015                     2.08                   0                   0               1.00%                4.3%
12/31/2014                     1.99                   0                   0               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.81                   0  $                0               0.75%               -2.5%
12/31/2017                     2.88                   0                   0               0.75%               28.8%
12/31/2016                     2.24                   0                   0               0.75%                6.0%
12/31/2015                     2.11                   0                   0               0.75%                4.5%
12/31/2014                     2.02                   0                   0               0.75%               11.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.87                   0  $                0               0.50%               -2.3%
12/31/2017                     2.94                   0                   0               0.50%               29.1%
12/31/2016                     2.28                   0                   0               0.50%                6.2%
12/31/2015                     2.14                   0                   0               0.50%                4.8%
12/31/2014                     2.05                   0                   0               0.50%               12.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.94                   0  $                0               0.25%               -2.1%
12/31/2017                     3.00                   0                   0               0.25%               29.5%
12/31/2016                     2.32                   0                   0               0.25%                6.5%
12/31/2015                     2.18                   0                   0               0.25%                5.0%
12/31/2014                     2.07                   0                   0               0.25%               12.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             3.00                   0  $                0               0.00%               -1.8%
12/31/2017                     3.06                   0                   0               0.00%               29.8%
12/31/2016                     2.36                   0                   0               0.00%                6.8%
12/31/2015                     2.21                   0                   0               0.00%                5.3%
12/31/2014                     2.10                   0                   0               0.00%               12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        1.1%
    2016        1.3%
    2015        1.4%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LARGE-CAP VALUE INDEX FUND RETIREMENT CLASS - 87244W656

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    18,566,807  $     19,861,681        1,059,749
                                                      ================  ===============
Receivables: investments sold                 21,098
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    18,587,905
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   18,587,905        8,767,896  $         2.12
Band 100                                        --               --            2.17
Band 75                                         --               --            2.22
Band 50                                         --               --            2.27
Band 25                                         --               --            2.32
Band 0                                          --               --            2.37
                                    --------------  ---------------
 Total                              $   18,587,905        8,767,896
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       447,561
Mortality & expense charges                                                        (288,243)
                                                                            ----------------
Net investment income (loss)                                                        159,318
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            535,832
Realized gain distributions                                                         322,116
Net change in unrealized appreciation (depreciation)                             (2,980,567)
                                                                            ----------------
Net gain (loss)                                                                  (2,122,619)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,963,301)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        159,318   $        208,763
Net realized gain (loss)                                          535,832            782,281
Realized gain distributions                                       322,116            482,972
Net change in unrealized appreciation (depreciation)           (2,980,567)         1,279,541
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,963,301)         2,753,557
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,861,144         21,278,698
Cost of units redeemed                                         (7,586,435)        (8,762,624)
Account charges                                                    (4,620)            (4,635)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,729,911)        12,511,439
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,693,212)        15,264,996
Net assets, beginning                                          24,281,117          9,016,121
                                                         -----------------  -----------------
Net assets, ending                                       $     18,587,905   $     24,281,117
                                                         =================  =================

Units sold                                                      1,714,738          9,983,943
Units redeemed                                                 (3,292,104)        (3,937,212)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,577,366)         6,046,731
Units outstanding, beginning                                   10,345,262          4,298,531
                                                         -----------------  -----------------
Units outstanding, ending                                       8,767,896         10,345,262
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     39,785,561
Cost of units redeemed/account charges                                           (24,075,985)
Net investment income (loss)                                                         569,636
Net realized gain (loss)                                                           2,259,955
Realized gain distributions                                                        1,343,612
Net change in unrealized appreciation (depreciation)                              (1,294,874)
                                                                            -----------------
Net assets                                                                  $     18,587,905
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.12               8,768  $           18,588               1.25%               -9.7%
12/31/2017                     2.35              10,345              24,281               1.25%               11.9%
12/31/2016                     2.10               4,299               9,016               1.25%               15.5%
12/31/2015                     1.82               2,826               5,131               1.25%               -5.3%
12/31/2014                     1.92               2,283               4,376               1.25%               11.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.17                   0  $                0               1.00%               -9.4%
12/31/2017                     2.39                   0                   0               1.00%               12.2%
12/31/2016                     2.13                   0                   0               1.00%               15.8%
12/31/2015                     1.84                   0                   0               1.00%               -5.1%
12/31/2014                     1.94                   0                   0               1.00%               12.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.22                   0  $                0               0.75%               -9.2%
12/31/2017                     2.44                   0                   0               0.75%               12.5%
12/31/2016                     2.17                   0                   0               0.75%               16.1%
12/31/2015                     1.87                   0                   0               0.75%               -4.8%
12/31/2014                     1.97                   0                   0               0.75%               12.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.27                   0  $                0               0.50%               -9.0%
12/31/2017                     2.49                   0                   0               0.50%               12.7%
12/31/2016                     2.21                   0                   0               0.50%               16.4%
12/31/2015                     1.90                   0                   0               0.50%               -4.6%
12/31/2014                     1.99                   0                   0               0.50%               12.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.32                   0  $                0               0.25%               -8.8%
12/31/2017                     2.54                   0                   0               0.25%               13.0%
12/31/2016                     2.25                   0                   0               0.25%               16.7%
12/31/2015                     1.93                   0                   0               0.25%               -4.3%
12/31/2014                     2.02                   0                   0               0.25%               12.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.37                   0  $                0               0.00%               -8.5%
12/31/2017                     2.59                   0                   0               0.00%               13.3%
12/31/2016                     2.29                   0                   0               0.00%               17.0%
12/31/2015                     1.96                   0                   0               0.00%               -4.1%
12/31/2014                     2.04                   0                   0               0.00%               13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        3.1%
    2016        2.3%
    2015        2.5%
    2014        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2010 FUND RETIREMENT CLASS - 87245M202

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     6,244,346   $     6,340,309          443,805
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,681)
                                     ----------------
Net assets                           $     6,241,665
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,509,841       4,857,704  $          1.13
Band 100                                         --              --             1.15
Band 75                                          --              --             1.16
Band 50                                          --              --             1.18
Band 25                                          --              --             1.19
Band 0                                      731,824         605,281             1.21
                                    ---------------  --------------
 Total                              $     6,241,665       5,462,985
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       138,826
Mortality & expense charges                                                        (111,782)
                                                                            ----------------
Net investment income (loss)                                                         27,044
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            632,322
Realized gain distributions                                                          39,471
Net change in unrealized appreciation (depreciation)                               (955,595)
                                                                            ----------------
Net gain (loss)                                                                    (283,802)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (256,758)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,044   $         57,897
Net realized gain (loss)                                          632,322            157,870
Realized gain distributions                                        39,471             20,374
Net change in unrealized appreciation (depreciation)             (955,595)           814,402
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (256,758)         1,050,543
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,414,644          1,901,274
Cost of units redeemed                                         (7,172,138)        (3,180,392)
Account charges                                                    (8,321)            (9,014)
                                                         -----------------  -----------------
Increase (decrease)                                            (4,765,815)        (1,288,132)
                                                         -----------------  -----------------
Net increase (decrease)                                        (5,022,573)          (237,589)
Net assets, beginning                                          11,264,238         11,501,827
                                                         -----------------  -----------------
Net assets, ending                                       $      6,241,665   $     11,264,238
                                                         =================  =================

Units sold                                                      2,448,938          1,679,265
Units redeemed                                                 (6,454,772)        (2,799,533)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,005,834)        (1,120,268)
Units outstanding, beginning                                    9,468,819         10,589,087
                                                         -----------------  -----------------
Units outstanding, ending                                       5,462,985          9,468,819
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     25,508,447
Cost of units redeemed/account charges                                           (20,541,951)
Net investment income (loss)                                                         236,839
Net realized gain (loss)                                                           1,011,533
Realized gain distributions                                                          122,760
Net change in unrealized appreciation (depreciation)                                 (95,963)
                                                                            -----------------
Net assets                                                                  $      6,241,665
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               4,858  $            5,510               1.25%               -4.4%
12/31/2017                     1.19               8,910              10,567               1.25%                9.5%
12/31/2016                     1.08               9,927              10,756               1.25%                4.2%
12/31/2015                     1.04               6,503               6,759               1.25%               -1.5%
12/31/2014                     1.06               4,115               4,344               1.25%                4.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -4.1%
12/31/2017                     1.20                   0                   0               1.00%                9.7%
12/31/2016                     1.09                   0                   0               1.00%                4.5%
12/31/2015                     1.04                   0                   0               1.00%               -1.3%
12/31/2014                     1.06                   0                   0               1.00%                4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.75%               -3.9%
12/31/2017                     1.21                   0                   0               0.75%               10.0%
12/31/2016                     1.10                   0                   0               0.75%                4.8%
12/31/2015                     1.05                   0                   0               0.75%               -1.0%
12/31/2014                     1.06                   0                   0               0.75%                5.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%               -3.6%
12/31/2017                     1.22                   0                   0               0.50%               10.3%
12/31/2016                     1.11                   0                   0               0.50%                5.0%
12/31/2015                     1.06                   0                   0               0.50%               -0.8%
12/31/2014                     1.06                   0                   0               0.50%                5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -3.4%
12/31/2017                     1.24                   0                   0               0.25%               10.5%
12/31/2016                     1.12                   0                   0               0.25%                5.3%
12/31/2015                     1.06                   0                   0               0.25%               -0.5%
12/31/2014                     1.07                   0                   0               0.25%                5.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                 605  $              732               0.00%               -3.1%
12/31/2017                     1.25                 559                 697               0.00%               10.8%
12/31/2016                     1.13                 662                 746               0.00%                5.6%
12/31/2015                     1.07                  92                  99               0.00%               -0.3%
12/31/2014                     1.07                  20                  22               0.00%                6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.7%
    2016        2.2%
    2015        2.0%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2015 FUND RETIREMENT CLASS - 87245M301

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     14,919,552  $    14,995,196        1,018,399
                                                       ===============  ===============
Receivables: investments sold                   6,766
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     14,926,318
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   13,272,292      11,546,726  $          1.15
Band 100                                        --              --             1.16
Band 75                                         --              --             1.18
Band 50                                         --              --             1.19
Band 25                                         --              --             1.21
Band 0                                   1,654,026       1,349,988             1.23
                                    --------------  --------------
 Total                              $   14,926,318      12,896,714
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        324,200
Mortality & expense charges                                                         (242,163)
                                                                            -----------------
Net investment income (loss)                                                          82,037
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           1,293,981
Realized gain distributions                                                          110,161
Net change in unrealized appreciation (depreciation)                              (2,098,716)
                                                                            -----------------
Net gain (loss)                                                                     (694,574)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (612,537)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         82,037   $        144,279
Net realized gain (loss)                                        1,293,981            517,247
Realized gain distributions                                       110,161             43,327
Net change in unrealized appreciation (depreciation)           (2,098,716)         1,935,859
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (612,537)         2,640,712
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,188,993          8,709,430
Cost of units redeemed                                        (14,081,719)       (10,063,403)
Account charges                                                   (18,460)           (25,359)
                                                         -----------------  -----------------
Increase (decrease)                                           (10,911,186)        (1,379,332)
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,523,723)         1,261,380
Net assets, beginning                                          26,450,041         25,188,661
                                                         -----------------  -----------------
Net assets, ending                                       $     14,926,318   $     26,450,041
                                                         =================  =================

Units sold                                                      3,224,368          8,073,343
Units redeemed                                                (12,174,379)        (9,252,968)
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,950,011)        (1,179,625)
Units outstanding, beginning                                   21,846,725         23,026,350
                                                         -----------------  -----------------
Units outstanding, ending                                      12,896,714         21,846,725
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     56,623,748
Cost of units redeemed/account charges                                           (44,693,943)
Net investment income (loss)                                                         623,349
Net realized gain (loss)                                                           2,139,702
Realized gain distributions                                                          309,106
Net change in unrealized appreciation (depreciation)                                 (75,644)
                                                                            -----------------
Net assets                                                                  $     14,926,318
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15              11,547  $           13,272               1.25%               -4.7%
12/31/2017                     1.21              20,285              24,467               1.25%               10.6%
12/31/2016                     1.09              21,336              23,272               1.25%                4.6%
12/31/2015                     1.04              15,693              16,371               1.25%               -1.5%
12/31/2014                     1.06               9,794              10,374               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%               -4.5%
12/31/2017                     1.22                   0                   0               1.00%               10.9%
12/31/2016                     1.10                   0                   0               1.00%                4.8%
12/31/2015                     1.05                   0                   0               1.00%               -1.3%
12/31/2014                     1.06                   0                   0               1.00%                5.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.75%               -4.2%
12/31/2017                     1.23                   0                   0               0.75%               11.1%
12/31/2016                     1.11                   0                   0               0.75%                5.1%
12/31/2015                     1.05                   0                   0               0.75%               -1.0%
12/31/2014                     1.07                   0                   0               0.75%                5.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.50%               -4.0%
12/31/2017                     1.24                   0                   0               0.50%               11.4%
12/31/2016                     1.12                   0                   0               0.50%                5.3%
12/31/2015                     1.06                   0                   0               0.50%               -0.8%
12/31/2014                     1.07                   0                   0               0.50%                5.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.25%               -3.7%
12/31/2017                     1.26                   0                   0               0.25%               11.7%
12/31/2016                     1.13                   0                   0               0.25%                5.6%
12/31/2015                     1.07                   0                   0               0.25%               -0.5%
12/31/2014                     1.07                   0                   0               0.25%                5.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23               1,350  $            1,654               0.00%               -3.5%
12/31/2017                     1.27               1,562               1,983               0.00%               12.0%
12/31/2016                     1.13               1,690               1,917               0.00%                5.9%
12/31/2015                     1.07                 217                 232               0.00%               -0.3%
12/31/2014                     1.07                  47                  50               0.00%                6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.7%
    2016        2.2%
    2015        2.1%
    2014        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2020 FUND RETIREMENT CLASS - 87245M400

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     45,491,552  $    45,688,051        2,950,165
                                                       ===============  ===============
Receivables: investments sold                   2,635
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     45,494,187
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   38,611,165      33,073,191  $          1.17
Band 100                                        --              --             1.18
Band 75                                         --              --             1.20
Band 50                                         --              --             1.21
Band 25                                         --              --             1.23
Band 0                                   6,883,022       5,531,006             1.24
                                    --------------  --------------
 Total                              $   45,494,187      38,604,197
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        965,823
Mortality & expense charges                                                         (705,465)
                                                                            -----------------
Net investment income (loss)                                                         260,358
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           4,526,955
Realized gain distributions                                                          211,048
Net change in unrealized appreciation (depreciation)                              (7,166,929)
                                                                            -----------------
Net gain (loss)                                                                   (2,428,926)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,168,568)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        260,358   $        396,326
Net realized gain (loss)                                        4,526,955          1,340,357
Realized gain distributions                                       211,048            102,178
Net change in unrealized appreciation (depreciation)           (7,166,929)         6,380,260
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,168,568)         8,219,121
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       16,265,668         19,814,596
Cost of units redeemed                                        (40,455,205)       (23,138,517)
Account charges                                                   (51,101)           (62,332)
                                                         -----------------  -----------------
Increase (decrease)                                           (24,240,638)        (3,386,253)
                                                         -----------------  -----------------
Net increase (decrease)                                       (26,409,206)         4,832,868
Net assets, beginning                                          71,903,393         67,070,525
                                                         -----------------  -----------------
Net assets, ending                                       $     45,494,187   $     71,903,393
                                                         =================  =================

Units sold                                                     16,001,634         17,535,201
Units redeemed                                                (35,473,164)       (20,212,756)
                                                         -----------------  -----------------
Net increase (decrease)                                       (19,471,530)        (2,677,555)
Units outstanding, beginning                                   58,075,727         60,753,282
                                                         -----------------  -----------------
Units outstanding, ending                                      38,604,197         58,075,727
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    135,769,495
Cost of units redeemed/account charges                                           (98,668,756)
Net investment income (loss)                                                       1,772,418
Net realized gain (loss)                                                           6,160,848
Realized gain distributions                                                          656,681
Net change in unrealized appreciation (depreciation)                                (196,499)
                                                                            -----------------
Net assets                                                                  $     45,494,187
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17              33,073  $           38,611               1.25%               -5.2%
12/31/2017                     1.23              51,803              63,775               1.25%               12.0%
12/31/2016                     1.10              54,561              59,992               1.25%                5.1%
12/31/2015                     1.05              39,101              40,910               1.25%               -1.7%
12/31/2014                     1.06              20,342              21,642               1.25%                5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               1.00%               -4.9%
12/31/2017                     1.24                   0                   0               1.00%               12.2%
12/31/2016                     1.11                   0                   0               1.00%                5.4%
12/31/2015                     1.05                   0                   0               1.00%               -1.4%
12/31/2014                     1.07                   0                   0               1.00%                5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.75%               -4.7%
12/31/2017                     1.26                   0                   0               0.75%               12.5%
12/31/2016                     1.12                   0                   0               0.75%                5.6%
12/31/2015                     1.06                   0                   0               0.75%               -1.2%
12/31/2014                     1.07                   0                   0               0.75%                5.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.50%               -4.5%
12/31/2017                     1.27                   0                   0               0.50%               12.8%
12/31/2016                     1.13                   0                   0               0.50%                5.9%
12/31/2015                     1.06                   0                   0               0.50%               -0.9%
12/31/2014                     1.07                   0                   0               0.50%                5.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%               -4.2%
12/31/2017                     1.28                   0                   0               0.25%               13.1%
12/31/2016                     1.13                   0                   0               0.25%                6.1%
12/31/2015                     1.07                   0                   0               0.25%               -0.7%
12/31/2014                     1.08                   0                   0               0.25%                6.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24               5,531  $            6,883               0.00%               -4.0%
12/31/2017                     1.30               6,273               8,129               0.00%               13.4%
12/31/2016                     1.14               6,192               7,078               0.00%                6.4%
12/31/2015                     1.07                 329                 353               0.00%               -0.4%
12/31/2014                     1.08                  63                  68               0.00%                6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        1.7%
    2016        2.2%
    2015        2.3%
    2014        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2025 FUND RETIREMENT CLASS - 87245M509

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    63,640,868  $     63,297,901        3,947,944
                                                      ================  ===============
Receivables: investments sold                 38,390
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    63,679,258
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   54,713,814      46,118,754  $          1.19
Band 100                                        --              --             1.20
Band 75                                         --              --             1.22
Band 50                                         --              --             1.23
Band 25                                         --              --             1.25
Band 0                                   8,965,444       7,089,241             1.26
                                    --------------  --------------
 Total                              $   63,679,258      53,207,995
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,336,841
Mortality & expense charges                                                         (872,841)
                                                                            -----------------
Net investment income (loss)                                                         464,000
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           4,378,323
Realized gain distributions                                                          198,311
Net change in unrealized appreciation (depreciation)                              (8,512,942)
                                                                            -----------------
Net gain (loss)                                                                   (3,936,308)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (3,472,308)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        464,000   $        480,019
Net realized gain (loss)                                        4,378,323          1,417,880
Realized gain distributions                                       198,311            101,720
Net change in unrealized appreciation (depreciation)           (8,512,942)         7,816,517
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,472,308)         9,816,136
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       19,963,235         22,843,840
Cost of units redeemed                                        (34,484,701)       (17,445,722)
Account charges                                                   (66,791)           (72,949)
                                                         -----------------  -----------------
Increase (decrease)                                           (14,588,257)         5,325,169
                                                         -----------------  -----------------
Net increase (decrease)                                       (18,060,565)        15,141,305
Net assets, beginning                                          81,739,823         66,598,518
                                                         -----------------  -----------------
Net assets, ending                                       $     63,679,258   $     81,739,823
                                                         =================  =================

Units sold                                                     18,562,661         19,168,944
Units redeemed                                                (29,872,547)       (14,470,063)
                                                         -----------------  -----------------
Net increase (decrease)                                       (11,309,886)         4,698,881
Units outstanding, beginning                                   64,517,881         59,819,000
                                                         -----------------  -----------------
Units outstanding, ending                                      53,207,995         64,517,881
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    135,937,764
Cost of units redeemed/account charges                                           (81,595,117)
Net investment income (loss)                                                       1,967,958
Net realized gain (loss)                                                           6,366,204
Realized gain distributions                                                          659,482
Net change in unrealized appreciation (depreciation)                                 342,967
                                                                            -----------------
Net assets                                                                  $     63,679,258
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19              46,119  $           54,714               1.25%               -5.8%
12/31/2017                     1.26              57,702              72,700               1.25%               13.7%
12/31/2016                     1.11              53,160              58,925               1.25%                5.7%
12/31/2015                     1.05              31,512              33,053               1.25%               -1.8%
12/31/2014                     1.07              16,445              17,557               1.25%                5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -5.6%
12/31/2017                     1.27                   0                   0               1.00%               13.9%
12/31/2016                     1.12                   0                   0               1.00%                5.9%
12/31/2015                     1.05                   0                   0               1.00%               -1.5%
12/31/2014                     1.07                   0                   0               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%               -5.4%
12/31/2017                     1.29                   0                   0               0.75%               14.2%
12/31/2016                     1.13                   0                   0               0.75%                6.2%
12/31/2015                     1.06                   0                   0               0.75%               -1.3%
12/31/2014                     1.07                   0                   0               0.75%                5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.50%               -5.1%
12/31/2017                     1.30                   0                   0               0.50%               14.5%
12/31/2016                     1.13                   0                   0               0.50%                6.5%
12/31/2015                     1.07                   0                   0               0.50%               -1.0%
12/31/2014                     1.08                   0                   0               0.50%                5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.25%               -4.9%
12/31/2017                     1.31                   0                   0               0.25%               14.8%
12/31/2016                     1.14                   0                   0               0.25%                6.7%
12/31/2015                     1.07                   0                   0               0.25%               -0.8%
12/31/2014                     1.08                   0                   0               0.25%                6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26               7,089  $            8,965               0.00%               -4.6%
12/31/2017                     1.33               6,816               9,040               0.00%               15.1%
12/31/2016                     1.15               6,659               7,673               0.00%                7.0%
12/31/2015                     1.08                 241                 259               0.00%               -0.5%
12/31/2014                     1.08                  44                  48               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.8%
    2016        2.4%
    2015        2.3%
    2014        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2030 FUND RETIREMENT CLASS - 87245M608

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    52,921,480  $     52,854,145        3,146,342
                                                      ================  ===============
Receivables: investments sold                 44,457
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    52,965,937
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   44,661,142      37,042,254  $          1.21
Band 100                                        --              --             1.22
Band 75                                         --              --             1.24
Band 50                                         --              --             1.25
Band 25                                         --              --             1.27
Band 0                                   8,304,795       6,461,940             1.29
                                    --------------  --------------
 Total                              $   52,965,937      43,504,194
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,106,946
Mortality & expense charges                                                         (798,006)
                                                                            -----------------
Net investment income (loss)                                                         308,940
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           5,180,022
Realized gain distributions                                                          139,936
Net change in unrealized appreciation (depreciation)                              (8,796,015)
                                                                            -----------------
Net gain (loss)                                                                   (3,476,057)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (3,167,117)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        308,940   $        456,686
Net realized gain (loss)                                        5,180,022          1,345,233
Realized gain distributions                                       139,936            107,012
Net change in unrealized appreciation (depreciation)           (8,796,015)         7,919,794
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,167,117)         9,828,725
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       18,356,812         22,411,937
Cost of units redeemed                                        (37,318,983)       (15,885,381)
Account charges                                                   (67,781)           (72,141)
                                                         -----------------  -----------------
Increase (decrease)                                           (19,029,952)         6,454,415
                                                         -----------------  -----------------
Net increase (decrease)                                       (22,197,069)        16,283,140
Net assets, beginning                                          75,163,006         58,879,866
                                                         -----------------  -----------------
Net assets, ending                                       $     52,965,937   $     75,163,006
                                                         =================  =================

Units sold                                                     16,240,647         18,529,487
Units redeemed                                                (30,758,706)       (12,985,644)
                                                         -----------------  -----------------
Net increase (decrease)                                       (14,518,059)         5,543,843
Units outstanding, beginning                                   58,022,253         52,478,410
                                                         -----------------  -----------------
Units outstanding, ending                                      43,504,194         58,022,253
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    128,084,784
Cost of units redeemed/account charges                                           (84,558,532)
Net investment income (loss)                                                       1,777,265
Net realized gain (loss)                                                           7,000,361
Realized gain distributions                                                          594,724
Net change in unrealized appreciation (depreciation)                                  67,335
                                                                            -----------------
Net assets                                                                  $     52,965,937
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21              37,042  $           44,661               1.25%               -6.5%
12/31/2017                     1.29              52,413              67,553               1.25%               15.3%
12/31/2016                     1.12              47,649              53,267               1.25%                6.3%
12/31/2015                     1.05              29,434              30,958               1.25%               -1.8%
12/31/2014                     1.07              16,053              17,201               1.25%                5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               1.00%               -6.2%
12/31/2017                     1.30                   0                   0               1.00%               15.6%
12/31/2016                     1.13                   0                   0               1.00%                6.6%
12/31/2015                     1.06                   0                   0               1.00%               -1.6%
12/31/2014                     1.07                   0                   0               1.00%                5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               0.75%               -6.0%
12/31/2017                     1.32                   0                   0               0.75%               15.9%
12/31/2016                     1.14                   0                   0               0.75%                6.8%
12/31/2015                     1.06                   0                   0               0.75%               -1.3%
12/31/2014                     1.08                   0                   0               0.75%                5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.50%               -5.7%
12/31/2017                     1.33                   0                   0               0.50%               16.2%
12/31/2016                     1.14                   0                   0               0.50%                7.1%
12/31/2015                     1.07                   0                   0               0.50%               -1.1%
12/31/2014                     1.08                   0                   0               0.50%                5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -5.5%
12/31/2017                     1.34                   0                   0               0.25%               16.4%
12/31/2016                     1.15                   0                   0               0.25%                7.4%
12/31/2015                     1.07                   0                   0               0.25%               -0.9%
12/31/2014                     1.08                   0                   0               0.25%                6.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29               6,462  $            8,305               0.00%               -5.3%
12/31/2017                     1.36               5,609               7,610               0.00%               16.7%
12/31/2016                     1.16               4,829               5,613               0.00%                7.6%
12/31/2015                     1.08                 245                 264               0.00%               -0.6%
12/31/2014                     1.09                  36                  39               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.8%
    2016        2.4%
    2015        2.4%
    2014        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2035 FUND RETIREMENT CLASS - 87245M707

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    51,034,296  $    50,697,996        2,921,253
                                                      ===============  ===============
Receivables: investments sold                129,148
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    51,163,444
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   41,988,307      34,327,450  $          1.22
Band 100                                        --              --             1.24
Band 75                                         --              --             1.25
Band 50                                         --              --             1.27
Band 25                                         --              --             1.29
Band 0                                   9,175,137       7,036,898             1.30
                                    --------------  --------------
 Total                              $   51,163,444      41,364,348
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $      1,062,773
Mortality & expense charges                                                         (698,289)
                                                                            -----------------
Net investment income (loss)                                                         364,484
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           4,865,774
Realized gain distributions                                                          156,803
Net change in unrealized appreciation (depreciation)                              (8,612,676)
                                                                            -----------------
Net gain (loss)                                                                   (3,590,099)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (3,225,615)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        364,484   $        467,612
Net realized gain (loss)                                        4,865,774          1,120,793
Realized gain distributions                                       156,803            102,609
Net change in unrealized appreciation (depreciation)           (8,612,676)         7,827,926
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,225,615)         9,518,940
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       16,828,495         19,450,161
Cost of units redeemed                                        (30,045,925)       (12,743,744)
Account charges                                                   (69,591)           (78,075)
                                                         -----------------  -----------------
Increase (decrease)                                           (13,287,021)         6,628,342
                                                         -----------------  -----------------
Net increase (decrease)                                       (16,512,636)        16,147,282
Net assets, beginning                                          67,676,080         51,528,798
                                                         -----------------  -----------------
Net assets, ending                                       $     51,163,444   $     67,676,080
                                                         =================  =================

Units sold                                                     14,852,868         15,885,406
Units redeemed                                                (24,550,344)       (10,388,520)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,697,476)         5,496,886
Units outstanding, beginning                                   51,061,824         45,564,938
                                                         -----------------  -----------------
Units outstanding, ending                                      41,364,348         51,061,824
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    108,150,312
Cost of units redeemed/account charges                                           (65,984,852)
Net investment income (loss)                                                       1,657,924
Net realized gain (loss)                                                           6,427,168
Realized gain distributions                                                          576,592
Net change in unrealized appreciation (depreciation)                                 336,300
                                                                            -----------------
Net assets                                                                  $     51,163,444
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22              34,327  $           41,988               1.25%               -7.1%
12/31/2017                     1.32              44,581              58,694               1.25%               17.0%
12/31/2016                     1.13              40,190              45,239               1.25%                6.8%
12/31/2015                     1.05              21,022              22,157               1.25%               -2.0%
12/31/2014                     1.08               9,026               9,704               1.25%                5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24                   0  $                0               1.00%               -6.9%
12/31/2017                     1.33                   0                   0               1.00%               17.3%
12/31/2016                     1.13                   0                   0               1.00%                7.1%
12/31/2015                     1.06                   0                   0               1.00%               -1.7%
12/31/2014                     1.08                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               0.75%               -6.6%
12/31/2017                     1.34                   0                   0               0.75%               17.5%
12/31/2016                     1.14                   0                   0               0.75%                7.3%
12/31/2015                     1.07                   0                   0               0.75%               -1.5%
12/31/2014                     1.08                   0                   0               0.75%                5.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.50%               -6.4%
12/31/2017                     1.36                   0                   0               0.50%               17.8%
12/31/2016                     1.15                   0                   0               0.50%                7.6%
12/31/2015                     1.07                   0                   0               0.50%               -1.2%
12/31/2014                     1.08                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.25%               -6.2%
12/31/2017                     1.37                   0                   0               0.25%               18.1%
12/31/2016                     1.16                   0                   0               0.25%                7.9%
12/31/2015                     1.08                   0                   0               0.25%               -1.0%
12/31/2014                     1.09                   0                   0               0.25%                6.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30               7,037  $            9,175               0.00%               -5.9%
12/31/2017                     1.39               6,481               8,982               0.00%               18.4%
12/31/2016                     1.17               5,375               6,290               0.00%                8.1%
12/31/2015                     1.08                 170                 184               0.00%               -0.7%
12/31/2014                     1.09                  29                  31               0.00%                6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.9%
    2016        2.6%
    2015        2.6%
    2014        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2040 FUND RETIREMENT CLASS - 87245M806

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    44,476,085  $     44,151,171        2,484,697
                                                      ================  ===============
Receivables: investments sold                 24,351
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    44,500,436
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   36,007,792      29,066,225  $          1.24
Band 100                                        --              --             1.25
Band 75                                         --              --             1.27
Band 50                                         --              --             1.29
Band 25                                         --              --             1.30
Band 0                                   8,492,644       6,431,351             1.32
                                    --------------  --------------
 Total                              $   44,500,436      35,497,576
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        926,022
Mortality & expense charges                                                         (621,142)
                                                                            -----------------
Net investment income (loss)                                                         304,880
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           4,352,486
Realized gain distributions                                                          120,580
Net change in unrealized appreciation (depreciation)                              (8,071,903)
                                                                            -----------------
Net gain (loss)                                                                   (3,598,837)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (3,293,957)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        304,880   $        429,960
Net realized gain (loss)                                        4,352,486            897,423
Realized gain distributions                                       120,580            101,659
Net change in unrealized appreciation (depreciation)           (8,071,903)         7,421,896
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,293,957)         8,850,938
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       15,080,243         18,313,547
Cost of units redeemed                                        (26,983,863)       (10,447,594)
Account charges                                                   (54,611)           (58,461)
                                                         -----------------  -----------------
Increase (decrease)                                           (11,958,231)         7,807,492
                                                         -----------------  -----------------
Net increase (decrease)                                       (15,252,188)        16,658,430
Net assets, beginning                                          59,752,624         43,094,194
                                                         -----------------  -----------------
Net assets, ending                                       $     44,500,436   $     59,752,624
                                                         =================  =================

Units sold                                                     12,287,070         14,633,285
Units redeemed                                                (20,968,114)        (8,305,509)
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,681,044)         6,327,776
Units outstanding, beginning                                   44,178,620         37,850,844
                                                         -----------------  -----------------
Units outstanding, ending                                      35,497,576         44,178,620
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     94,891,226
Cost of units redeemed/account charges                                           (58,268,143)
Net investment income (loss)                                                       1,487,748
Net realized gain (loss)                                                           5,538,917
Realized gain distributions                                                          525,774
Net change in unrealized appreciation (depreciation)                                 324,914
                                                                            -----------------
Net assets                                                                  $     44,500,436
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24              29,066  $           36,008               1.25%               -7.8%
12/31/2017                     1.34              38,311              51,456               1.25%               18.6%
12/31/2016                     1.13              32,831              37,184               1.25%                7.4%
12/31/2015                     1.05              19,444              20,506               1.25%               -2.2%
12/31/2014                     1.08               8,246               8,888               1.25%                5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               1.00%               -7.5%
12/31/2017                     1.36                   0                   0               1.00%               18.9%
12/31/2016                     1.14                   0                   0               1.00%                7.7%
12/31/2015                     1.06                   0                   0               1.00%               -1.9%
12/31/2014                     1.08                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%               -7.3%
12/31/2017                     1.37                   0                   0               0.75%               19.2%
12/31/2016                     1.15                   0                   0               0.75%                7.9%
12/31/2015                     1.07                   0                   0               0.75%               -1.7%
12/31/2014                     1.08                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%               -7.1%
12/31/2017                     1.39                   0                   0               0.50%               19.5%
12/31/2016                     1.16                   0                   0               0.50%                8.2%
12/31/2015                     1.07                   0                   0               0.50%               -1.4%
12/31/2014                     1.09                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.25%               -6.8%
12/31/2017                     1.40                   0                   0               0.25%               19.8%
12/31/2016                     1.17                   0                   0               0.25%                8.5%
12/31/2015                     1.08                   0                   0               0.25%               -1.2%
12/31/2014                     1.09                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32               6,431  $            8,493               0.00%               -6.6%
12/31/2017                     1.41               5,868               8,296               0.00%               20.1%
12/31/2016                     1.18               5,020               5,910               0.00%                8.7%
12/31/2015                     1.08                 134                 145               0.00%               -0.9%
12/31/2014                     1.09                  24                  26               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.9%
    2016        2.5%
    2015        2.7%
    2014        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2045 FUND RETIREMENT CLASS - 87245M863

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    34,660,599  $     34,433,907        1,937,428
                                                      ================  ===============
Receivables: investments sold                 41,415
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    34,702,014
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   28,253,795      22,740,864  $          1.24
Band 100                                        --              --             1.26
Band 75                                         --              --             1.27
Band 50                                         --              --             1.29
Band 25                                         --              --             1.31
Band 0                                   6,448,219       4,868,954             1.32
                                    --------------  --------------
 Total                              $   34,702,014      27,609,818
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        723,921
Mortality & expense charges                                                         (458,653)
                                                                            -----------------
Net investment income (loss)                                                         265,268
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,813,189
Realized gain distributions                                                           95,641
Net change in unrealized appreciation (depreciation)                              (5,910,395)
                                                                            -----------------
Net gain (loss)                                                                   (3,001,565)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,736,297)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        265,268   $        325,499
Net realized gain (loss)                                        2,813,189            683,986
Realized gain distributions                                        95,641             67,184
Net change in unrealized appreciation (depreciation)           (5,910,395)         5,390,951
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,736,297)         6,467,620
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       12,347,197         16,218,893
Cost of units redeemed                                        (17,971,127)        (8,345,494)
Account charges                                                   (53,822)           (54,836)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,677,752)         7,818,563
                                                         -----------------  -----------------
Net increase (decrease)                                        (8,414,049)        14,286,183
Net assets, beginning                                          43,116,063         28,829,880
                                                         -----------------  -----------------
Net assets, ending                                       $     34,702,014   $     43,116,063
                                                         =================  =================

Units sold                                                      9,692,234         12,939,899
Units redeemed                                                (13,685,670)        (6,607,370)
                                                         -----------------  -----------------
Net increase (decrease)                                        (3,993,436)         6,332,529
Units outstanding, beginning                                   31,603,254         25,270,725
                                                         -----------------  -----------------
Units outstanding, ending                                      27,609,818         31,603,254
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     68,266,897
Cost of units redeemed/account charges                                           (38,945,060)
Net investment income (loss)                                                       1,072,664
Net realized gain (loss)                                                           3,743,061
Realized gain distributions                                                          337,760
Net change in unrealized appreciation (depreciation)                                 226,692
                                                                            -----------------
Net assets                                                                  $     34,702,014
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24              22,741  $           28,254               1.25%               -8.3%
12/31/2017                     1.35              27,306              36,988               1.25%               19.4%
12/31/2016                     1.13              21,728              24,651               1.25%                7.7%
12/31/2015                     1.05              11,183              11,781               1.25%               -2.2%
12/31/2014                     1.08               4,758               5,126               1.25%                5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.00%               -8.0%
12/31/2017                     1.37                   0                   0               1.00%               19.7%
12/31/2016                     1.14                   0                   0               1.00%                8.0%
12/31/2015                     1.06                   0                   0               1.00%               -2.0%
12/31/2014                     1.08                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.75%               -7.8%
12/31/2017                     1.38                   0                   0               0.75%               20.0%
12/31/2016                     1.15                   0                   0               0.75%                8.2%
12/31/2015                     1.06                   0                   0               0.75%               -1.7%
12/31/2014                     1.08                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.50%               -7.6%
12/31/2017                     1.40                   0                   0               0.50%               20.3%
12/31/2016                     1.16                   0                   0               0.50%                8.5%
12/31/2015                     1.07                   0                   0               0.50%               -1.5%
12/31/2014                     1.09                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%               -7.4%
12/31/2017                     1.41                   0                   0               0.25%               20.6%
12/31/2016                     1.17                   0                   0               0.25%                8.8%
12/31/2015                     1.08                   0                   0               0.25%               -1.2%
12/31/2014                     1.09                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32               4,869  $            6,448               0.00%               -7.1%
12/31/2017                     1.43               4,298               6,128               0.00%               20.9%
12/31/2016                     1.18               3,543               4,179               0.00%                9.0%
12/31/2015                     1.08                  85                  92               0.00%               -1.0%
12/31/2014                     1.09                  14                  16               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.0%
    2016        2.6%
    2015        2.6%
    2014        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2050 FUND RETIREMENT CLASS - 87245M871

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     31,633,037  $    31,743,454        1,764,251
                                                       ===============  ===============
Receivables: investments sold                   5,366
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     31,638,403
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   26,334,957      21,121,581  $          1.25
Band 100                                        --              --             1.26
Band 75                                         --              --             1.28
Band 50                                         --              --             1.30
Band 25                                         --              --             1.31
Band 0                                   5,303,446       3,990,419             1.33
                                    --------------  --------------
 Total                              $   31,638,403      25,112,000
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        662,396
Mortality & expense charges                                                         (409,952)
                                                                            -----------------
Net investment income (loss)                                                         252,444
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                           2,047,015
Realized gain distributions                                                           80,418
Net change in unrealized appreciation (depreciation)                              (5,090,459)
                                                                            -----------------
Net gain (loss)                                                                   (2,963,026)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (2,710,582)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        252,444   $        282,397
Net realized gain (loss)                                        2,047,015            408,910
Realized gain distributions                                        80,418             53,375
Net change in unrealized appreciation (depreciation)           (5,090,459)         4,428,603
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,710,582)         5,173,285
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,079,945         15,553,596
Cost of units redeemed                                        (14,523,399)        (6,146,172)
Account charges                                                   (40,679)           (41,505)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,484,133)         9,365,919
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,194,715)        14,539,204
Net assets, beginning                                          35,833,118         21,293,914
                                                         -----------------  -----------------
Net assets, ending                                       $     31,638,403   $     35,833,118
                                                         =================  =================

Units sold                                                      9,818,188         12,566,934
Units redeemed                                                (10,858,720)        (5,038,074)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,040,532)         7,528,860
Units outstanding, beginning                                   26,152,532         18,623,672
                                                         -----------------  -----------------
Units outstanding, ending                                      25,112,000         26,152,532
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     56,644,972
Cost of units redeemed/account charges                                           (28,645,220)
Net investment income (loss)                                                         903,957
Net realized gain (loss)                                                           2,584,913
Realized gain distributions                                                          260,198
Net change in unrealized appreciation (depreciation)                                (110,417)
                                                                            -----------------
Net assets                                                                  $     31,638,403
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25              21,122  $           26,335               1.25%               -8.4%
12/31/2017                     1.36              22,956              31,253               1.25%               19.7%
12/31/2016                     1.14              16,211              18,441               1.25%                7.9%
12/31/2015                     1.05               8,693               9,166               1.25%               -2.1%
12/31/2014                     1.08               3,019               3,254               1.25%                5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               1.00%               -8.2%
12/31/2017                     1.38                   0                   0               1.00%               20.0%
12/31/2016                     1.15                   0                   0               1.00%                8.1%
12/31/2015                     1.06                   0                   0               1.00%               -1.9%
12/31/2014                     1.08                   0                   0               1.00%                5.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -8.0%
12/31/2017                     1.39                   0                   0               0.75%               20.3%
12/31/2016                     1.16                   0                   0               0.75%                8.4%
12/31/2015                     1.07                   0                   0               0.75%               -1.7%
12/31/2014                     1.08                   0                   0               0.75%                5.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -7.7%
12/31/2017                     1.40                   0                   0               0.50%               20.6%
12/31/2016                     1.16                   0                   0               0.50%                8.7%
12/31/2015                     1.07                   0                   0               0.50%               -1.4%
12/31/2014                     1.09                   0                   0               0.50%                6.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%               -7.5%
12/31/2017                     1.42                   0                   0               0.25%               20.9%
12/31/2016                     1.17                   0                   0               0.25%                9.0%
12/31/2015                     1.08                   0                   0               0.25%               -1.2%
12/31/2014                     1.09                   0                   0               0.25%                6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33               3,990  $            5,303               0.00%               -7.3%
12/31/2017                     1.43               3,196               4,580               0.00%               21.2%
12/31/2016                     1.18               2,412               2,853               0.00%                9.2%
12/31/2015                     1.08                  69                  75               0.00%               -0.9%
12/31/2014                     1.09                  12                  13               0.00%                6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        2.1%
    2016        2.6%
    2015        2.8%
    2014        3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2055 FUND RETIREMENT CLASS - 87245M152

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     17,911,732  $    18,173,494        1,243,007
                                                       ===============  ===============
Receivables: investments sold                   2,868
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     17,914,600
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   12,909,483      10,326,777  $          1.25
Band 100                                        --              --             1.27
Band 75                                         --              --             1.28
Band 50                                         --              --             1.30
Band 25                                         --              --             1.32
Band 0                                   5,005,117       3,756,154             1.33
                                    --------------  --------------
 Total                              $   17,914,600      14,082,931
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       372,455
Mortality & expense charges                                                        (191,184)
                                                                            ----------------
Net investment income (loss)                                                        181,271
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            972,579
Realized gain distributions                                                          40,125
Net change in unrealized appreciation (depreciation)                             (2,678,997)
                                                                            ----------------
Net gain (loss)                                                                  (1,666,293)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,485,022)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        181,271   $        163,238
Net realized gain (loss)                                          972,579            284,070
Realized gain distributions                                        40,125             18,858
Net change in unrealized appreciation (depreciation)           (2,678,997)         2,128,991
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,485,022)         2,595,157
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        8,846,903          9,415,012
Cost of units redeemed                                         (7,684,251)        (3,594,647)
Account charges                                                   (33,441)           (30,393)
                                                         -----------------  -----------------
Increase (decrease)                                             1,129,211          5,789,972
                                                         -----------------  -----------------
Net increase (decrease)                                          (355,811)         8,385,129
Net assets, beginning                                          18,270,411          9,885,282
                                                         -----------------  -----------------
Net assets, ending                                       $     17,914,600   $     18,270,411
                                                         =================  =================

Units sold                                                      6,525,847          7,495,223
Units redeemed                                                 (5,675,795)        (2,878,692)
                                                         -----------------  -----------------
Net increase (decrease)                                           850,052          4,616,531
Units outstanding, beginning                                   13,232,879          8,616,348
                                                         -----------------  -----------------
Units outstanding, ending                                      14,082,931         13,232,879
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     29,714,360
Cost of units redeemed/account charges                                           (13,418,514)
Net investment income (loss)                                                         512,222
Net realized gain (loss)                                                           1,267,878
Realized gain distributions                                                          100,416
Net change in unrealized appreciation (depreciation)                                (261,762)
                                                                            -----------------
Net assets                                                                  $     17,914,600
                                                                            =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25              10,327  $           12,909               1.25%               -8.5%
12/31/2017                     1.37              10,518              14,367               1.25%               20.0%
12/31/2016                     1.14               6,953               7,917               1.25%                8.1%
12/31/2015                     1.05               2,991               3,151               1.25%               -2.2%
12/31/2014                     1.08                 965               1,040               1.25%                5.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               1.00%               -8.3%
12/31/2017                     1.38                   0                   0               1.00%               20.3%
12/31/2016                     1.15                   0                   0               1.00%                8.3%
12/31/2015                     1.06                   0                   0               1.00%               -2.0%
12/31/2014                     1.08                   0                   0               1.00%                5.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.75%               -8.0%
12/31/2017                     1.39                   0                   0               0.75%               20.6%
12/31/2016                     1.16                   0                   0               0.75%                8.6%
12/31/2015                     1.06                   0                   0               0.75%               -1.7%
12/31/2014                     1.08                   0                   0               0.75%                5.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%               -7.8%
12/31/2017                     1.41                   0                   0               0.50%               20.9%
12/31/2016                     1.17                   0                   0               0.50%                8.9%
12/31/2015                     1.07                   0                   0               0.50%               -1.5%
12/31/2014                     1.09                   0                   0               0.50%                6.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.32                   0  $                0               0.25%               -7.6%
12/31/2017                     1.42                   0                   0               0.25%               21.2%
12/31/2016                     1.17                   0                   0               0.25%                9.1%
12/31/2015                     1.08                   0                   0               0.25%               -1.2%
12/31/2014                     1.09                   0                   0               0.25%                6.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.33               3,756  $            5,005               0.00%               -7.3%
12/31/2017                     1.44               2,715               3,904               0.00%               21.5%
12/31/2016                     1.18               1,663               1,969               0.00%                9.4%
12/31/2015                     1.08                  47                  51               0.00%               -1.0%
12/31/2014                     1.09                   4                   4               0.00%                6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.2%
    2016        2.7%
    2015        2.8%
    2014        4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND RETIREMENT CLASS - 87245M889

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      6,548,038  $     6,587,520          486,481
                                                       ===============  ===============
Receivables: investments sold                   2,324
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      6,550,362
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,978,947       4,430,133  $          1.12
Band 100                                         --              --             1.14
Band 75                                          --              --             1.15
Band 50                                          --              --             1.17
Band 25                                          --              --             1.18
Band 0                                    1,571,415       1,311,703             1.20
                                    ---------------  --------------
 Total                              $     6,550,362       5,741,836
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       162,584
Mortality & expense charges                                                         (84,645)
                                                                            ----------------
Net investment income (loss)                                                         77,939
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            209,784
Realized gain distributions                                                          28,550
Net change in unrealized appreciation (depreciation)                               (588,496)
                                                                            ----------------
Net gain (loss)                                                                    (350,162)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (272,223)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         77,939   $         71,840
Net realized gain (loss)                                          209,784            139,694
Realized gain distributions                                        28,550             10,633
Net change in unrealized appreciation (depreciation)             (588,496)           527,939
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (272,223)           750,106
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,380,104          3,764,376
Cost of units redeemed                                         (3,492,966)        (3,622,624)
Account charges                                                    (2,617)            (3,879)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,115,479)           137,873
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,387,702)           887,979
Net assets, beginning                                           8,938,064          8,050,085
                                                         -----------------  -----------------
Net assets, ending                                       $      6,550,362   $      8,938,064
                                                         =================  =================

Units sold                                                      1,284,243          3,357,358
Units redeemed                                                 (3,097,566)        (3,218,297)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,813,323)           139,061
Units outstanding, beginning                                    7,555,159          7,416,098
                                                         -----------------  -----------------
Units outstanding, ending                                       5,741,836          7,555,159
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    18,339,159
Cost of units redeemed/account charges                                          (12,471,585)
Net investment income (loss)                                                        233,891
Net realized gain (loss)                                                            422,308
Realized gain distributions                                                          66,071
Net change in unrealized appreciation (depreciation)                                (39,482)
                                                                            ----------------
Net assets                                                                  $     6,550,362
                                                                            ================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               4,430  $            4,979               1.25%               -4.1%
12/31/2017                     1.17               6,220               7,290               1.25%                8.9%
12/31/2016                     1.08               5,865               6,315               1.25%                3.9%
12/31/2015                     1.04               3,194               3,310               1.25%               -1.5%
12/31/2014                     1.05               1,666               1,752               1.25%                4.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -3.9%
12/31/2017                     1.18                   0                   0               1.00%                9.1%
12/31/2016                     1.08                   0                   0               1.00%                4.2%
12/31/2015                     1.04                   0                   0               1.00%               -1.2%
12/31/2014                     1.05                   0                   0               1.00%                4.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -3.6%
12/31/2017                     1.20                   0                   0               0.75%                9.4%
12/31/2016                     1.09                   0                   0               0.75%                4.4%
12/31/2015                     1.05                   0                   0               0.75%               -1.0%
12/31/2014                     1.06                   0                   0               0.75%                5.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -3.4%
12/31/2017                     1.21                   0                   0               0.50%                9.7%
12/31/2016                     1.10                   0                   0               0.50%                4.7%
12/31/2015                     1.05                   0                   0               0.50%               -0.7%
12/31/2014                     1.06                   0                   0               0.50%                5.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.25%               -3.1%
12/31/2017                     1.22                   0                   0               0.25%               10.0%
12/31/2016                     1.11                   0                   0               0.25%                4.9%
12/31/2015                     1.06                   0                   0               0.25%               -0.5%
12/31/2014                     1.06                   0                   0               0.25%                5.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20               1,312  $            1,571               0.00%               -2.9%
12/31/2017                     1.23               1,336               1,648               0.00%               10.2%
12/31/2016                     1.12               1,551               1,736               0.00%                5.2%
12/31/2015                     1.06                   0                   0               0.00%               -0.3%
12/31/2014                     1.07                   0                   0               0.00%                5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        1.9%
    2016        2.2%
    2015        2.0%
    2014        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            TIAA-CREF BOND PLUS FUND RETIREMENT CLASS - 886315605

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       388,775  $        398,224           38,389
                                                      ================  ===============
Receivables: investments sold                 20,280
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       409,055
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       409,055         399,759  $         1.02
Band 100                                        --              --            1.03
Band 75                                         --              --            1.04
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       409,055         399,759
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         16,222
Mortality & expense charges                                                             (6,603)
                                                                              -----------------
Net investment income (loss)                                                             9,619
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (8,246)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                   (11,586)
                                                                              -----------------
Net gain (loss)                                                                        (19,832)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (10,213)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,619   $          8,491
Net realized gain (loss)                                           (8,246)               431
Realized gain distributions                                            --                319
Net change in unrealized appreciation (depreciation)              (11,586)             6,688
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (10,213)            15,929
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          133,579            225,234
Cost of units redeemed                                           (284,103)          (119,871)
Account charges                                                      (415)              (249)
                                                         -----------------  -----------------
Increase (decrease)                                              (150,939)           105,114
                                                         -----------------  -----------------
Net increase (decrease)                                          (161,152)           121,043
Net assets, beginning                                             570,207            449,164
                                                         -----------------  -----------------
Net assets, ending                                       $        409,055   $        570,207
                                                         =================  =================

Units sold                                                        130,924            218,972
Units redeemed                                                   (279,279)          (116,241)
                                                         -----------------  -----------------
Net increase (decrease)                                          (148,355)           102,731
Units outstanding, beginning                                      548,114            445,383
                                                         -----------------  -----------------
Units outstanding, ending                                         399,759            548,114
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        814,024
Cost of units redeemed/account charges                                                (416,622)
Net investment income (loss)                                                            23,606
Net realized gain (loss)                                                                (7,839)
Realized gain distributions                                                              5,335
Net change in unrealized appreciation (depreciation)                                    (9,449)
                                                                              -----------------
Net assets                                                                    $        409,055
                                                                              =================

------------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                 400  $              409               1.25%               -1.6%
12/31/2017                     1.04                 548                 570               1.25%                3.2%
12/31/2016                     1.01                 445                 449               1.25%                3.2%
12/31/2015                     0.98                 105                 102               1.25%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -1.4%
12/31/2017                     1.05                   0                   0               1.00%                3.4%
12/31/2016                     1.01                   0                   0               1.00%                3.5%
12/31/2015                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -1.1%
12/31/2017                     1.06                   0                   0               0.75%                3.7%
12/31/2016                     1.02                   0                   0               0.75%                3.7%
12/31/2015                     0.98                   0                   0               0.75%               -1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -0.9%
12/31/2017                     1.06                   0                   0               0.50%                3.9%
12/31/2016                     1.02                   0                   0               0.50%                4.0%
12/31/2015                     0.98                   0                   0               0.50%               -1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -0.6%
12/31/2017                     1.07                   0                   0               0.25%                4.2%
12/31/2016                     1.03                   0                   0               0.25%                4.2%
12/31/2015                     0.99                   0                   0               0.25%               -1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -0.4%
12/31/2017                     1.08                   0                   0               0.00%                4.4%
12/31/2016                     1.03                   0                   0               0.00%                4.5%
12/31/2015                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        3.0%
    2016        3.3%
    2015        1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LARGE-CAP GROWTH FUND RETIREMENT CLASS - 87244W326

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       779,187  $        809,267           44,832
                                                      ================  ===============
Receivables: investments sold                 14,832
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       794,019
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       794,019         559,749  $         1.42
Band 100                                        --              --            1.43
Band 75                                         --              --            1.45
Band 50                                         --              --            1.46
Band 25                                         --              --            1.48
Band 0                                          --              --            1.49
                                   ---------------  --------------
 Total                             $       794,019         559,749
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          2,736
Mortality & expense charges                                                          (10,598)
                                                                            -----------------
Net investment income (loss)                                                          (7,862)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              40,620
Realized gain distributions                                                           91,657
Net change in unrealized appreciation (depreciation)                                (138,300)
                                                                            -----------------
Net gain (loss)                                                                       (6,023)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (13,885)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (7,862)  $         (5,041)
Net realized gain (loss)                                           40,620              7,195
Realized gain distributions                                        91,657             24,146
Net change in unrealized appreciation (depreciation)             (138,300)           113,237
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,885)           139,537
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          385,825            187,714
Cost of units redeemed                                           (236,182)           (99,199)
Account charges                                                    (2,143)            (1,299)
                                                         -----------------  -----------------
Increase (decrease)                                               147,500             87,216
                                                         -----------------  -----------------
Net increase (decrease)                                           133,615            226,753
Net assets, beginning                                             660,404            433,651
                                                         -----------------  -----------------
Net assets, ending                                       $        794,019   $        660,404
                                                         =================  =================

Units sold                                                        252,969            143,476
Units redeemed                                                   (152,032)           (83,727)
                                                         -----------------  -----------------
Net increase (decrease)                                           100,937             59,749
Units outstanding, beginning                                      458,812            399,063
                                                         -----------------  -----------------
Units outstanding, ending                                         559,749            458,812
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      1,098,278
Cost of units redeemed/account charges                                              (431,376)
Net investment income (loss)                                                         (14,725)
Net realized gain (loss)                                                              47,828
Realized gain distributions                                                          124,094
Net change in unrealized appreciation (depreciation)                                 (30,080)
                                                                            -----------------
Net assets                                                                  $        794,019
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.42                 560  $              794               1.25%               -1.4%
12/31/2017                     1.44                 459                 660               1.25%               32.5%
12/31/2016                     1.09                 399                 434               1.25%               -2.4%
12/31/2015                     1.11                  88                  98               1.25%               11.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.43                   0  $                0               1.00%               -1.2%
12/31/2017                     1.45                   0                   0               1.00%               32.8%
12/31/2016                     1.09                   0                   0               1.00%               -2.1%
12/31/2015                     1.12                   0                   0               1.00%               11.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.45                   0  $                0               0.75%               -1.0%
12/31/2017                     1.46                   0                   0               0.75%               33.1%
12/31/2016                     1.10                   0                   0               0.75%               -1.9%
12/31/2015                     1.12                   0                   0               0.75%               11.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.46                   0  $                0               0.50%               -0.7%
12/31/2017                     1.47                   0                   0               0.50%               33.4%
12/31/2016                     1.10                   0                   0               0.50%               -1.6%
12/31/2015                     1.12                   0                   0               0.50%               12.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.48                   0  $                0               0.25%               -0.5%
12/31/2017                     1.48                   0                   0               0.25%               33.8%
12/31/2016                     1.11                   0                   0               0.25%               -1.4%
12/31/2015                     1.12                   0                   0               0.25%               12.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.49                   0  $                0               0.00%               -0.2%
12/31/2017                     1.49                   0                   0               0.00%               34.1%
12/31/2016                     1.11                   0                   0               0.00%               -1.1%
12/31/2015                     1.13                   0                   0               0.00%               12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.2%
    2016        0.4%
    2015        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         TIAA-CREF LARGE-CAP VALUE FUND RETIREMENT CLASS - 87244W722

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        246,998  $       307,234           16,987
                                                       ===============  ===============
Receivables: investments sold                      52
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        247,050
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       247,050         230,852  $         1.07
Band 100                                        --              --            1.08
Band 75                                         --              --            1.09
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.12
                                   ---------------  --------------
 Total                             $       247,050         230,852
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          4,177
Mortality & expense charges                                                            (3,651)
                                                                             -----------------
Net investment income (loss)                                                              526
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,385
Realized gain distributions                                                            22,560
Net change in unrealized appreciation (depreciation)                                  (69,043)
                                                                             -----------------
Net gain (loss)                                                                       (45,098)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (44,572)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            526   $            849
Net realized gain (loss)                                            1,385                568
Realized gain distributions                                        22,560             14,175
Net change in unrealized appreciation (depreciation)              (69,043)             4,873
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (44,572)            20,465
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           85,660            142,514
Cost of units redeemed                                            (93,367)            (4,552)
Account charges                                                      (214)              (174)
                                                         -----------------  -----------------
Increase (decrease)                                                (7,921)           137,788
                                                         -----------------  -----------------
Net increase (decrease)                                           (52,493)           158,253
Net assets, beginning                                             299,543            141,290
                                                         -----------------  -----------------
Net assets, ending                                       $        247,050   $        299,543
                                                         =================  =================

Units sold                                                         70,681            175,693
Units redeemed                                                    (76,523)           (62,732)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,842)           112,961
Units outstanding, beginning                                      236,694            123,733
                                                         -----------------  -----------------
Units outstanding, ending                                         230,852            236,694
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        366,676
Cost of units redeemed/account charges                                               (103,427)
Net investment income (loss)                                                            2,810
Net realized gain (loss)                                                                1,649
Realized gain distributions                                                            39,578
Net change in unrealized appreciation (depreciation)                                  (60,236)
                                                                             -----------------
Net assets                                                                   $        247,050
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                 231  $              247               1.25%              -15.4%
12/31/2017                     1.27                 237                 300               1.25%               10.8%
12/31/2016                     1.14                 124                 141               1.25%               16.8%
12/31/2015                     0.98                   2                   2               1.25%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%              -15.2%
12/31/2017                     1.27                   0                   0               1.00%               11.1%
12/31/2016                     1.15                   0                   0               1.00%               17.1%
12/31/2015                     0.98                   0                   0               1.00%               -2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%              -15.0%
12/31/2017                     1.28                   0                   0               0.75%               11.4%
12/31/2016                     1.15                   0                   0               0.75%               17.4%
12/31/2015                     0.98                   0                   0               0.75%               -1.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%              -14.8%
12/31/2017                     1.29                   0                   0               0.50%               11.7%
12/31/2016                     1.16                   0                   0               0.50%               17.7%
12/31/2015                     0.98                   0                   0               0.50%               -1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%              -14.6%
12/31/2017                     1.30                   0                   0               0.25%               11.9%
12/31/2016                     1.16                   0                   0               0.25%               18.0%
12/31/2015                     0.99                   0                   0               0.25%               -1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%              -14.4%
12/31/2017                     1.31                   0                   0               0.00%               12.2%
12/31/2016                     1.17                   0                   0               0.00%               18.3%
12/31/2015                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.5%
    2017        1.5%
    2016        2.4%
    2015        2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         TIAA-CREF MID-CAP GROWTH FUND RETIREMENT CLASS - 87244W888

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        542,273  $       649,349           31,490
                                                       ===============  ===============
Receivables: investments sold                   4,196
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        546,469
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       546,469         475,164  $         1.15
Band 100                                        --              --            1.16
Band 75                                         --              --            1.17
Band 50                                         --              --            1.18
Band 25                                         --              --            1.20
Band 0                                          --              --            1.21
                                   ---------------  --------------
 Total                             $       546,469         475,164
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $           594
Mortality & expense charges                                                         (18,266)
                                                                            ----------------
Net investment income (loss)                                                        (17,672)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            302,182
Realized gain distributions                                                          78,552
Net change in unrealized appreciation (depreciation)                               (314,296)
                                                                            ----------------
Net gain (loss)                                                                      66,438
                                                                            ----------------

Increase (decrease) in net assets from operations                           $        48,766
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,672)  $        (17,654)
Net realized gain (loss)                                          302,182            148,608
Realized gain distributions                                        78,552            137,147
Net change in unrealized appreciation (depreciation)             (314,296)           109,568
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  48,766            377,669
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          189,731            529,162
Cost of units redeemed                                         (1,341,991)          (883,493)
Account charges                                                      (589)              (645)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,152,849)          (354,976)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,104,083)            22,693
Net assets, beginning                                           1,650,552          1,627,859
                                                         -----------------  -----------------
Net assets, ending                                       $        546,469   $      1,650,552
                                                         =================  =================

Units sold                                                        143,952            440,919
Units redeemed                                                   (966,111)          (734,515)
                                                         -----------------  -----------------
Net increase (decrease)                                          (822,159)          (293,596)
Units outstanding, beginning                                    1,297,323          1,590,919
                                                         -----------------  -----------------
Units outstanding, ending                                         475,164          1,297,323
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,566,091
Cost of units redeemed/account charges                                           (2,549,979)
Net investment income (loss)                                                        (47,019)
Net realized gain (loss)                                                            465,486
Realized gain distributions                                                         218,966
Net change in unrealized appreciation (depreciation)                               (107,076)
                                                                            ----------------
Net assets                                                                  $       546,469
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                 475  $              546               1.25%               -9.6%
12/31/2017                     1.27               1,297               1,651               1.25%               24.3%
12/31/2016                     1.02               1,591               1,628               1.25%                0.4%
12/31/2015                     1.02                  40                  41               1.25%                1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               1.00%               -9.4%
12/31/2017                     1.28                   0                   0               1.00%               24.7%
12/31/2016                     1.03                   0                   0               1.00%                0.7%
12/31/2015                     1.02                   0                   0               1.00%                2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.75%               -9.1%
12/31/2017                     1.29                   0                   0               0.75%               25.0%
12/31/2016                     1.03                   0                   0               0.75%                0.9%
12/31/2015                     1.02                   0                   0               0.75%                2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.18                   0  $                0               0.50%               -8.9%
12/31/2017                     1.30                   0                   0               0.50%               25.3%
12/31/2016                     1.04                   0                   0               0.50%                1.2%
12/31/2015                     1.03                   0                   0               0.50%                2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               0.25%               -8.7%
12/31/2017                     1.31                   0                   0               0.25%               25.6%
12/31/2016                     1.04                   0                   0               0.25%                1.4%
12/31/2015                     1.03                   0                   0               0.25%                2.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.00%               -8.5%
12/31/2017                     1.32                   0                   0               0.00%               25.9%
12/31/2016                     1.05                   0                   0               0.00%                1.7%
12/31/2015                     1.03                   0                   0               0.00%                3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.3%
    2016        0.5%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF LIFECYCLE INDEX 2060 FUND RETIREMENT CLASS - 87245R557

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,427,635  $     3,749,573          309,074
                                                       ===============  ===============
Receivables: investments sold                   7,735
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      3,435,370
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,110,772       1,770,718  $          1.19
Band 100                                         --              --             1.20
Band 75                                          --              --             1.21
Band 50                                          --              --             1.22
Band 25                                          --              --             1.22
Band 0                                    1,324,598       1,075,225             1.23
                                    ---------------  --------------
 Total                              $     3,435,370       2,845,943
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        70,440
Mortality & expense charges                                                         (25,330)
                                                                            ----------------
Net investment income (loss)                                                         45,110
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            109,795
Realized gain distributions                                                          13,359
Net change in unrealized appreciation (depreciation)                               (460,188)
                                                                            ----------------
Net gain (loss)                                                                    (337,034)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (291,924)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         45,110   $         24,022
Net realized gain (loss)                                          109,795             20,228
Realized gain distributions                                        13,359              2,368
Net change in unrealized appreciation (depreciation)             (460,188)           137,978
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (291,924)           184,596
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,232,114          1,923,703
Cost of units redeemed                                         (1,541,150)          (321,403)
Account charges                                                    (8,490)            (4,196)
                                                         -----------------  -----------------
Increase (decrease)                                             1,682,474          1,598,104
                                                         -----------------  -----------------
Net increase (decrease)                                         1,390,550          1,782,700
Net assets, beginning                                           2,044,820            262,120
                                                         -----------------  -----------------
Net assets, ending                                       $      3,435,370   $      2,044,820
                                                         =================  =================

Units sold                                                      2,483,852          1,583,423
Units redeemed                                                 (1,198,352)          (263,999)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,285,500          1,319,424
Units outstanding, beginning                                    1,560,443            241,019
                                                         -----------------  -----------------
Units outstanding, ending                                       2,845,943          1,560,443
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     5,456,199
Cost of units redeemed/account charges                                           (1,919,764)
Net investment income (loss)                                                         73,050
Net realized gain (loss)                                                            130,810
Realized gain distributions                                                          17,013
Net change in unrealized appreciation (depreciation)                               (321,938)
                                                                            ----------------
Net assets                                                                  $     3,435,370
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19               1,771  $            2,111               1.25%               -8.5%
12/31/2017                     1.30               1,109               1,445               1.25%               20.1%
12/31/2016                     1.08                 159                 173               1.25%                8.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -8.3%
12/31/2017                     1.31                   0                   0               1.00%               20.4%
12/31/2016                     1.09                   0                   0               1.00%                8.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.75%               -8.0%
12/31/2017                     1.31                   0                   0               0.75%               20.7%
12/31/2016                     1.09                   0                   0               0.75%                8.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -7.8%
12/31/2017                     1.32                   0                   0               0.50%               21.0%
12/31/2016                     1.09                   0                   0               0.50%                9.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -7.6%
12/31/2017                     1.32                   0                   0               0.25%               21.3%
12/31/2016                     1.09                   0                   0               0.25%                9.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23               1,075  $            1,325               0.00%               -7.3%
12/31/2017                     1.33                 451                 600               0.00%               21.6%
12/31/2016                     1.09                  82                  89               0.00%                9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.6%
    2017        2.9%
    2016        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            TIAA-CREF SOCIAL CHOICE BOND FUND R CLASS - 87245R698

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         34,905  $        35,523            3,461
                                                       ===============  ===============
Receivables: investments sold                      25
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         34,930
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       34,930          34,849  $          1.00
Band 100                                        --              --             1.01
Band 75                                         --              --             1.02
Band 50                                         --              --             1.02
Band 25                                         --              --             1.03
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       34,930          34,849
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             857
Mortality & expense charges                                                                (404)
                                                                              ------------------
Net investment income (loss)                                                                453
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (18)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                       (612)
                                                                              ------------------
Net gain (loss)                                                                            (630)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $            (177)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED       PERIOD ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2018*              2017*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            453   $              11
Net realized gain (loss)                                                (18)                  9
Realized gain distributions                                              --                  --
Net change in unrealized appreciation (depreciation)                   (612)                 (5)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                      (177)                 15
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             34,832               5,357
Cost of units redeemed                                               (1,626)             (4,028)
Account charges                                                          --                  (6)
                                                           -----------------  ------------------
Increase (decrease)                                                  33,206               1,323
                                                           -----------------  ------------------
Net increase (decrease)                                              33,029               1,338
Net assets, beginning                                                 1,901                 563
                                                           -----------------  ------------------
Net assets, ending                                         $         34,930   $           1,901
                                                           =================  ==================

Units sold                                                           34,581               5,294
Units redeemed                                                       (1,607)             (3,991)
                                                           -----------------  ------------------
Net increase (decrease)                                              32,974               1,303
Units outstanding, beginning                                          1,875                 572
                                                           -----------------  ------------------
Units outstanding, ending                                            34,849               1,875
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          40,752
Cost of units redeemed/account charges                                                    (5,660)
Net investment income (loss)                                                                 464
Net realized gain (loss)                                                                      (9)
Realized gain distributions                                                                    1
Net change in unrealized appreciation (depreciation)                                        (618)
                                                                               ------------------
Net assets                                                                     $          34,930
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  35  $               35               1.25%               -1.2%
12/31/2017                     1.01                   2                   2               1.25%                3.0%
12/31/2016                     0.98                   1                   1               1.25%               -1.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -0.9%
12/31/2017                     1.02                   0                   0               1.00%                3.2%
12/31/2016                     0.99                   0                   0               1.00%               -1.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -0.7%
12/31/2017                     1.02                   0                   0               0.75%                3.5%
12/31/2016                     0.99                   0                   0               0.75%               -1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -0.4%
12/31/2017                     1.03                   0                   0               0.50%                3.7%
12/31/2016                     0.99                   0                   0               0.50%               -1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.2%
12/31/2017                     1.03                   0                   0               0.25%                4.0%
12/31/2016                     0.99                   0                   0               0.25%               -0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%                0.1%
12/31/2017                     1.03                   0                   0               0.00%                4.3%
12/31/2016                     0.99                   0                   0               0.00%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.7%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          TIAA-CREF BOND INDEX FUND INSTITUTIONAL CLASS - 87245M848

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       633,932  $        640,885           60,059
                                                      ================  ===============
Receivables: investments sold                    868
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       634,800
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       634,800         629,622  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.02
Band 50                                         --              --            1.02
Band 25                                         --              --            1.03
Band 0                                          --              --            1.03
                                   ---------------  --------------
 Total                             $       634,800         629,622
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         10,693
Mortality & expense charges                                                             (4,912)
                                                                              -----------------
Net investment income (loss)                                                             5,781
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,363)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (5,716)
                                                                              -----------------
Net gain (loss)                                                                         (7,079)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,298)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED        PERIOD ENDED
                                                             DECEMBER 31,        DECEMBER 31,
                                                                 2018*               2017*
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           5,781   $            690
Net realized gain (loss)                                             (1,363)               (18)
Realized gain distributions                                              --                 95
Net change in unrealized appreciation (depreciation)                 (5,716)            (1,237)
                                                          ------------------  -----------------
Increase (decrease) in net assets from operations                    (1,298)              (470)
                                                          ------------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            394,735            282,275
Cost of units redeemed                                              (29,831)           (10,202)
Account charges                                                        (368)               (41)
                                                          ------------------  -----------------
Increase (decrease)                                                 364,536            272,032
                                                          ------------------  -----------------
Net increase (decrease)                                             363,238            271,562
Net assets, beginning                                               271,562                 --
                                                          ------------------  -----------------
Net assets, ending                                        $         634,800   $        271,562
                                                          ==================  =================

Units sold                                                          394,232            275,954
Units redeemed                                                      (30,548)           (10,016)
                                                          ------------------  -----------------
Net increase (decrease)                                             363,684            265,938
Units outstanding, beginning                                        265,938                 --
                                                          ------------------  -----------------
Units outstanding, ending                                           629,622            265,938
                                                          ==================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        677,010
Cost of units redeemed/account charges                                                 (40,442)
Net investment income (loss)                                                             6,471
Net realized gain (loss)                                                                (1,381)
Realized gain distributions                                                                 95
Net change in unrealized appreciation (depreciation)                                    (6,953)
                                                                              -----------------
Net assets                                                                    $        634,800
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 630  $              635               1.25%               -1.3%
12/31/2017                     1.02                 266                 272               1.25%                2.1%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -1.0%
12/31/2017                     1.02                   0                   0               1.00%                2.4%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -0.8%
12/31/2017                     1.03                   0                   0               0.75%                2.6%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -0.5%
12/31/2017                     1.03                   0                   0               0.50%                2.9%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.3%
12/31/2017                     1.03                   0                   0               0.25%                3.2%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                0.0%
12/31/2017                     1.03                   0                   0               0.00%                3.4%
12/31/2016                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       TIAA-CREF GROWTH & INCOME FUND INSTITUTIONAL CLASS - 87244W409

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.12
Band 100                                        --              --            1.12
Band 75                                         --              --            1.13
Band 50                                         --              --            1.13
Band 25                                         --              --            1.14
Band 0                                          --              --            1.15
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             18
Mortality & expense charges                                                               (25)
                                                                             -----------------
Net investment income (loss)                                                               (7)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  294
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                       (3)
                                                                             -----------------
Net gain (loss)                                                                           291
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            284
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             (7)  $             --
Net realized gain (loss)                                              294                 --
Realized gain distributions                                            --                 30
Net change in unrealized appreciation (depreciation)                   (3)                 3
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     284                 33
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            3,655              1,254
Cost of units redeemed                                             (5,226)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                (1,571)             1,254
                                                         -----------------  ----------------
Net increase (decrease)                                            (1,287)             1,287
Net assets, beginning                                               1,287                 --
                                                         -----------------  ----------------
Net assets, ending                                       $             --   $          1,287
                                                         =================  ================

Units sold                                                          2,893              1,057
Units redeemed                                                     (3,950)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            (1,057)             1,057
Units outstanding, beginning                                        1,057                 --
                                                         -----------------  ----------------
Units outstanding, ending                                              --              1,057
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $          4,909
Cost of units redeemed/account charges                                                 (5,226)
Net investment income (loss)                                                               (7)
Net realized gain (loss)                                                                  294
Realized gain distributions                                                                30
Net change in unrealized appreciation (depreciation)                                       --
                                                                             -----------------
Net assets                                                                   $             --
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.25%               -8.3%
12/31/2017                     1.22                   1                   1               1.25%               22.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -8.0%
12/31/2017                     1.22                   0                   0               1.00%               22.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.75%               -7.8%
12/31/2017                     1.22                   0                   0               0.75%               23.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -7.6%
12/31/2017                     1.23                   0                   0               0.50%               23.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -7.3%
12/31/2017                     1.23                   0                   0               0.25%               23.7%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -7.1%
12/31/2017                     1.23                   0                   0               0.00%               24.0%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        0.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF INTERNATIONAL EQUITY INDEX FUND INST. CLASS - 87244W516

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,567,568  $      5,291,642          269,791
                                                      ================  ===============
Receivables: investments sold                 12,359
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,579,927
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,338,038       4,102,583  $          1.06
Band 100                                         --              --             1.06
Band 75                                     241,889         226,411             1.07
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     4,579,927       4,328,994
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $        154,876
Mortality & expense charges                                                            (28,308)
                                                                              -----------------
Net investment income (loss)                                                           126,568
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,874)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                  (736,031)
                                                                              -----------------
Net gain (loss)                                                                       (738,905)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (612,337)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        126,568   $         15,195
Net realized gain (loss)                                           (2,874)            10,965
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (736,031)            11,957
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (612,337)            38,117
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,052,377          1,507,909
Cost of units redeemed                                           (865,856)          (534,166)
Account charges                                                    (5,629)              (488)
                                                         -----------------  -----------------
Increase (decrease)                                             4,180,892            973,255
                                                         -----------------  -----------------
Net increase (decrease)                                         3,568,555          1,011,372
Net assets, beginning                                           1,011,372                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,579,927   $      1,011,372
                                                         =================  =================

Units sold                                                      4,605,437          1,273,569
Units redeemed                                                 (1,095,821)          (454,191)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,509,616            819,378
Units outstanding, beginning                                      819,378                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,328,994            819,378
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      6,560,286
Cost of units redeemed/account charges                                             (1,406,139)
Net investment income (loss)                                                          141,763
Net realized gain (loss)                                                                8,091
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (724,074)
                                                                             -----------------
Net assets                                                                   $      4,579,927
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               4,103  $            4,338               1.25%              -14.3%
12/31/2017                     1.23                 819               1,011               1.25%               23.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -14.1%
12/31/2017                     1.24                   0                   0               1.00%               24.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                 226  $              242               0.75%              -13.9%
12/31/2017                     1.24                   0                   0               0.75%               24.4%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%              -13.7%
12/31/2017                     1.24                   0                   0               0.50%               24.7%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%              -13.5%
12/31/2017                     1.25                   0                   0               0.25%               25.0%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%              -13.2%
12/31/2017                     1.25                   0                   0               0.00%               25.3%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.5%
    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LARGE-CAP GROWTH INDEX FUND INST. CLASS - 87244W680

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    16,582,881  $     18,910,805          606,764
                                                      ================  ===============
Receivables: investments sold                 27,531
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    16,610,412
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   16,610,412      13,352,775  $          1.24
Band 100                                        --              --             1.25
Band 75                                         --              --             1.26
Band 50                                         --              --             1.26
Band 25                                         --              --             1.27
Band 0                                          --              --             1.28
                                    --------------  --------------
 Total                              $   16,610,412      13,352,775
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       238,497
Mortality & expense charges                                                        (112,493)
                                                                            ----------------
Net investment income (loss)                                                        126,004
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            232,374
Realized gain distributions                                                         429,075
Net change in unrealized appreciation (depreciation)                             (2,647,931)
                                                                            ----------------
Net gain (loss)                                                                  (1,986,482)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (1,860,478)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        126,004   $         46,506
Net realized gain (loss)                                          232,374             23,859
Realized gain distributions                                       429,075             38,163
Net change in unrealized appreciation (depreciation)           (2,647,931)           320,007
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,860,478)           428,535
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       15,689,928          9,234,030
Cost of units redeemed                                         (2,875,108)        (3,996,749)
Account charges                                                    (7,423)            (2,323)
                                                         -----------------  -----------------
Increase (decrease)                                            12,807,397          5,234,958
                                                         -----------------  -----------------
Net increase (decrease)                                        10,946,919          5,663,493
Net assets, beginning                                           5,663,493                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     16,610,412   $      5,663,493
                                                         =================  =================

Units sold                                                     11,101,144          7,835,801
Units redeemed                                                 (2,174,491)        (3,409,679)
                                                         -----------------  -----------------
Net increase (decrease)                                         8,926,653          4,426,122
Units outstanding, beginning                                    4,426,122                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      13,352,775          4,426,122
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    24,923,958
Cost of units redeemed/account charges                                           (6,881,603)
Net investment income (loss)                                                        172,510
Net realized gain (loss)                                                            256,233
Realized gain distributions                                                         467,238
Net change in unrealized appreciation (depreciation)                             (2,327,924)
                                                                            ----------------
Net assets                                                                  $    16,610,412
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.24              13,353  $           16,610               1.25%               -2.8%
12/31/2017                     1.28               4,426               5,663               1.25%               28.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.25                   0  $                0               1.00%               -2.5%
12/31/2017                     1.28                   0                   0               1.00%               28.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.75%               -2.3%
12/31/2017                     1.29                   0                   0               0.75%               29.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.26                   0  $                0               0.50%               -2.0%
12/31/2017                     1.29                   0                   0               0.50%               29.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.27                   0  $                0               0.25%               -1.8%
12/31/2017                     1.29                   0                   0               0.25%               29.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                   0  $                0               0.00%               -1.6%
12/31/2017                     1.30                   0                   0               0.00%               30.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    TIAA-CREF LARGE-CAP VALUE INDEX FUND INSTITUTIONAL CLASS - 87244W664

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,351,055  $      9,506,786          485,244
                                                      ================  ===============
Receivables: investments sold                 12,442
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,363,497
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,363,497       8,281,772  $          1.01
Band 100                                         --              --             1.02
Band 75                                          --              --             1.02
Band 50                                          --              --             1.03
Band 25                                          --              --             1.03
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     8,363,497       8,281,772
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        228,357
Mortality & expense charges                                                           (94,283)
                                                                             -----------------
Net investment income (loss)                                                          134,074
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,756
Realized gain distributions                                                           146,371
Net change in unrealized appreciation (depreciation)                               (1,231,103)
                                                                             -----------------
Net gain (loss)                                                                    (1,077,976)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (943,902)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        134,074   $        112,858
Net realized gain (loss)                                            6,756             23,974
Realized gain distributions                                       146,371            115,677
Net change in unrealized appreciation (depreciation)           (1,231,103)            75,372
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (943,902)           327,881
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,617,869          9,508,952
Cost of units redeemed                                         (1,082,281)        (3,056,772)
Account charges                                                    (5,852)            (2,398)
                                                         -----------------  -----------------
Increase (decrease)                                             2,529,736          6,449,782
                                                         -----------------  -----------------
Net increase (decrease)                                         1,585,834          6,777,663
Net assets, beginning                                           6,777,663                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,363,497   $      6,777,663
                                                         =================  =================

Units sold                                                      3,185,080          9,005,554
Units redeemed                                                   (979,831)        (2,929,031)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,205,249          6,076,523
Units outstanding, beginning                                    6,076,523                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       8,281,772          6,076,523
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     13,126,821
Cost of units redeemed/account charges                                            (4,147,303)
Net investment income (loss)                                                         246,932
Net realized gain (loss)                                                              30,730
Realized gain distributions                                                          262,048
Net change in unrealized appreciation (depreciation)                              (1,155,731)
                                                                            -----------------
Net assets                                                                  $      8,363,497
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               8,282  $            8,363               1.25%               -9.5%
12/31/2017                     1.12               6,077               6,778               1.25%               12.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -9.2%
12/31/2017                     1.12                   0                   0               1.00%               12.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -9.0%
12/31/2017                     1.12                   0                   0               0.75%               12.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -8.8%
12/31/2017                     1.12                   0                   0               0.50%               13.1%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -8.5%
12/31/2017                     1.13                   0                   0               0.25%               13.3%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -8.3%
12/31/2017                     1.13                   0                   0               0.00%               13.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        4.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2010 FUND INSTITUTIONAL CLASS - 87245M830

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     5,671,845   $    6,048,023          399,989
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (12,387)
                                     ----------------
Net assets                           $     5,659,458
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,722,409       4,501,498  $          1.05
Band 100                                         --              --             1.05
Band 75                                     445,192         420,011             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                      491,857         456,908             1.08
                                    ---------------  --------------
 Total                              $     5,659,458       5,378,417
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        134,960
Mortality & expense charges                                                          (34,492)
                                                                            -----------------
Net investment income (loss)                                                         100,468
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              20,868
Realized gain distributions                                                           34,096
Net change in unrealized appreciation (depreciation)                                (399,100)
                                                                            -----------------
Net gain (loss)                                                                     (344,136)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (243,668)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        100,468   $         31,850
Net realized gain (loss)                                           20,868              4,760
Realized gain distributions                                        34,096              3,350
Net change in unrealized appreciation (depreciation)             (399,100)            22,922
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (243,668)            62,882
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,779,571          2,150,553
Cost of units redeemed                                           (937,615)          (144,933)
Account charges                                                    (5,757)            (1,575)
                                                         -----------------  -----------------
Increase (decrease)                                             3,836,199          2,004,045
                                                         -----------------  -----------------
Net increase (decrease)                                         3,592,531          2,066,927
Net assets, beginning                                           2,066,927                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,659,458   $      2,066,927
                                                         =================  =================

Units sold                                                      4,808,472          2,020,756
Units redeemed                                                 (1,313,788)          (137,023)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,494,684          1,883,733
Units outstanding, beginning                                    1,883,733                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,378,417          1,883,733
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,930,124
Cost of units redeemed/account charges                                            (1,089,880)
Net investment income (loss)                                                         132,318
Net realized gain (loss)                                                              25,628
Realized gain distributions                                                           37,446
Net change in unrealized appreciation (depreciation)                                (376,178)
                                                                            -----------------
Net assets                                                                  $      5,659,458
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               4,501  $            4,722               1.25%               -4.1%
12/31/2017                     1.09               1,424               1,557               1.25%                9.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -3.8%
12/31/2017                     1.10                   0                   0               1.00%               10.0%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                 420  $              445               0.75%               -3.6%
12/31/2017                     1.10                   0                   0               0.75%               10.3%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.4%
12/31/2017                     1.10                   0                   0               0.50%               10.6%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -3.1%
12/31/2017                     1.11                   0                   0               0.25%               10.9%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 457  $              492               0.00%               -2.9%
12/31/2017                     1.11                 460                 510               0.00%               11.2%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2015 FUND INSTITUTIONAL CLASS - 87245M822

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     17,333,684  $    18,441,341        1,175,962
                                                       ===============  ===============
Receivables: investments sold                   6,020
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     17,339,704
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   14,358,870      13,615,633  $          1.05
Band 100                                        --              --             1.06
Band 75                                    425,606         399,431             1.07
Band 50                                         --              --             1.07
Band 25                                         --              --             1.08
Band 0                                   2,555,228       2,361,275             1.08
                                    --------------  --------------
 Total                              $   17,339,704      16,376,339
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        415,132
Mortality & expense charges                                                         (117,924)
                                                                            -----------------
Net investment income (loss)                                                         297,208
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              88,894
Realized gain distributions                                                          125,923
Net change in unrealized appreciation (depreciation)                              (1,334,034)
                                                                            -----------------
Net gain (loss)                                                                   (1,119,217)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (822,009)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        297,208   $        150,849
Net realized gain (loss)                                           88,894             65,028
Realized gain distributions                                       125,923             15,240
Net change in unrealized appreciation (depreciation)           (1,334,034)           226,377
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (822,009)           457,494
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,571,397         11,187,997
Cost of units redeemed                                         (2,349,541)        (2,681,334)
Account charges                                                   (17,132)            (7,168)
                                                         -----------------  -----------------
Increase (decrease)                                             9,204,724          8,499,495
                                                         -----------------  -----------------
Net increase (decrease)                                         8,382,715          8,956,989
Net assets, beginning                                           8,956,989                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     17,339,704   $      8,956,989
                                                         =================  =================

Units sold                                                     11,006,315         10,593,337
Units redeemed                                                 (2,706,218)        (2,517,095)
                                                         -----------------  -----------------
Net increase (decrease)                                         8,300,097          8,076,242
Units outstanding, beginning                                    8,076,242                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      16,376,339          8,076,242
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    22,759,394
Cost of units redeemed/account charges                                           (5,055,175)
Net investment income (loss)                                                        448,057
Net realized gain (loss)                                                            153,922
Realized gain distributions                                                         141,163
Net change in unrealized appreciation (depreciation)                             (1,107,657)
                                                                            ----------------
Net assets                                                                  $    17,339,704
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05              13,616  $           14,359               1.25%               -4.5%
12/31/2017                     1.10               5,457               6,026               1.25%               10.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -4.3%
12/31/2017                     1.11                   0                   0               1.00%               11.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                 399  $              426               0.75%               -4.0%
12/31/2017                     1.11                   0                   0               0.75%               11.4%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.8%
12/31/2017                     1.11                   0                   0               0.50%               11.7%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -3.5%
12/31/2017                     1.12                   0                   0               0.25%               11.9%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               2,361  $            2,555               0.00%               -3.3%
12/31/2017                     1.12               2,620               2,931               0.00%               12.2%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        4.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2020 FUND INSTITUTIONAL CLASS - 87245M814

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    63,080,856   $   66,945,718        4,061,870
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (25,836)
                                     ----------------
Net assets                           $    63,055,020
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   46,777,740      44,016,497  $          1.06
Band 100                                        --              --             1.07
Band 75                                  2,428,042       2,261,273             1.07
Band 50                                         --              --             1.08
Band 25                                         --              --             1.08
Band 0                                  13,849,238      12,700,014             1.09
                                    --------------  --------------
 Total                              $   63,055,020      58,977,784
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $     1,495,919
Mortality & expense charges                                                        (382,457)
                                                                            ----------------
Net investment income (loss)                                                      1,113,462
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            360,490
Realized gain distributions                                                         290,383
Net change in unrealized appreciation (depreciation)                             (5,134,280)
                                                                            ----------------
Net gain (loss)                                                                  (4,483,407)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (3,369,945)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      1,113,462   $        549,043
Net realized gain (loss)                                          360,490             98,686
Realized gain distributions                                       290,383             46,068
Net change in unrealized appreciation (depreciation)           (5,134,280)         1,269,418
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,369,945)         1,963,215
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       41,633,435         43,039,897
Cost of units redeemed                                         (9,984,923)       (10,140,986)
Account charges                                                   (58,841)           (26,832)
                                                         -----------------  -----------------
Increase (decrease)                                            31,589,671         32,872,079
                                                         -----------------  -----------------
Net increase (decrease)                                        28,219,726         34,835,294
Net assets, beginning                                          34,835,294                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     63,055,020   $     34,835,294
                                                         =================  =================

Units sold                                                     39,926,790         40,564,465
Units redeemed                                                (11,906,375)        (9,607,096)
                                                         -----------------  -----------------
Net increase (decrease)                                        28,020,415         30,957,369
Units outstanding, beginning                                   30,957,369                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      58,977,784         30,957,369
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    84,673,332
Cost of units redeemed/account charges                                          (20,211,582)
Net investment income (loss)                                                      1,662,505
Net realized gain (loss)                                                            459,176
Realized gain distributions                                                         336,451
Net change in unrealized appreciation (depreciation)                             (3,864,862)
                                                                            ----------------
Net assets                                                                  $    63,055,020
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06              44,016  $           46,778               1.25%               -5.0%
12/31/2017                     1.12              16,090              17,991               1.25%               12.3%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -4.7%
12/31/2017                     1.12                   0                   0               1.00%               12.5%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               2,261  $            2,428               0.75%               -4.5%
12/31/2017                     1.12                   0                   0               0.75%               12.8%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -4.2%
12/31/2017                     1.13                   0                   0               0.50%               13.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -4.0%
12/31/2017                     1.13                   0                   0               0.25%               13.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09              12,700  $           13,849               0.00%               -3.8%
12/31/2017                     1.13              14,867              16,844               0.00%               13.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2025 FUND INSTITUTIONAL CLASS - 87245M798

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    63,007,172  $    67,379,771        3,879,752
                                                      ===============  ===============
Receivables: investments sold                315,806
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    63,322,978
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   47,347,335      44,244,016  $          1.07
Band 100                                        --              --             1.08
Band 75                                  3,187,084       2,947,658             1.08
Band 50                                         --              --             1.09
Band 25                                         --              --             1.09
Band 0                                  12,788,559      11,646,238             1.10
                                    --------------  --------------
 Total                              $   63,322,978      58,837,912
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $     1,468,601
Mortality & expense charges                                                        (374,808)
                                                                            ----------------
Net investment income (loss)                                                      1,093,793
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            338,044
Realized gain distributions                                                         193,775
Net change in unrealized appreciation (depreciation)                             (5,564,026)
                                                                            ----------------
Net gain (loss)                                                                  (5,032,207)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (3,938,414)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      1,093,793   $        466,093
Net realized gain (loss)                                          338,044             56,429
Realized gain distributions                                       193,775             35,446
Net change in unrealized appreciation (depreciation)           (5,564,026)         1,191,427
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,938,414)         1,749,395
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       43,890,620         32,401,587
Cost of units redeemed                                         (6,071,125)        (4,635,940)
Account charges                                                   (54,861)           (18,284)
                                                         -----------------  -----------------
Increase (decrease)                                            37,764,634         27,747,363
                                                         -----------------  -----------------
Net increase (decrease)                                        33,826,220         29,496,758
Net assets, beginning                                          29,496,758                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     63,322,978   $     29,496,758
                                                         =================  =================

Units sold                                                     41,180,853         30,300,050
Units redeemed                                                 (8,204,689)        (4,438,302)
                                                         -----------------  -----------------
Net increase (decrease)                                        32,976,164         25,861,748
Units outstanding, beginning                                   25,861,748                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      58,837,912         25,861,748
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    76,292,207
Cost of units redeemed/account charges                                          (10,780,210)
Net investment income (loss)                                                      1,559,886
Net realized gain (loss)                                                            394,473
Realized gain distributions                                                         229,221
Net change in unrealized appreciation (depreciation)                             (4,372,599)
                                                                            ----------------
Net assets                                                                  $    63,322,978
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07              44,244  $           47,347               1.25%               -5.6%
12/31/2017                     1.13              14,338              16,257               1.25%               13.9%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -5.4%
12/31/2017                     1.14                   0                   0               1.00%               14.2%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               2,948  $            3,187               0.75%               -5.1%
12/31/2017                     1.14                   0                   0               0.75%               14.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -4.9%
12/31/2017                     1.14                   0                   0               0.50%               14.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -4.7%
12/31/2017                     1.15                   0                   0               0.25%               15.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10              11,646  $           12,789               0.00%               -4.4%
12/31/2017                     1.15              11,524              13,240               0.00%               15.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2030 FUND INSTITUTIONAL CLASS - 87245M780

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    66,693,383   $   71,704,917        3,934,712
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (38,517)
                                     ----------------
Net assets                           $    66,654,866
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   50,756,307      47,086,306  $          1.08
Band 100                                        --              --             1.08
Band 75                                  2,365,184       2,171,629             1.09
Band 50                                         --              --             1.09
Band 25                                         --              --             1.10
Band 0                                  13,533,375      12,235,218             1.11
                                    --------------  --------------
 Total                              $   66,654,866      61,493,153
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $     1,555,549
Mortality & expense charges                                                        (396,058)
                                                                            ----------------
Net investment income (loss)                                                      1,159,491
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            316,691
Realized gain distributions                                                         174,796
Net change in unrealized appreciation (depreciation)                             (6,428,868)
                                                                            ----------------
Net gain (loss)                                                                  (5,937,381)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (4,777,890)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $      1,159,491   $        453,401
Net realized gain (loss)                                          316,691             80,045
Realized gain distributions                                       174,796             39,344
Net change in unrealized appreciation (depreciation)           (6,428,868)         1,417,334
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,777,890)         1,990,124
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       48,619,990         34,194,519
Cost of units redeemed                                         (6,624,230)        (6,660,711)
Account charges                                                   (64,145)           (22,791)
                                                         -----------------  -----------------
Increase (decrease)                                            41,931,615         27,511,017
                                                         -----------------  -----------------
Net increase (decrease)                                        37,153,725         29,501,141
Net assets, beginning                                          29,501,141                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     66,654,866   $     29,501,141
                                                         =================  =================

Units sold                                                     44,323,475         31,700,783
Units redeemed                                                 (8,342,323)        (6,188,782)
                                                         -----------------  -----------------
Net increase (decrease)                                        35,981,152         25,512,001
Units outstanding, beginning                                   25,512,001                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      61,493,153         25,512,001
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    82,814,509
Cost of units redeemed/account charges                                          (13,371,877)
Net investment income (loss)                                                      1,612,892
Net realized gain (loss)                                                            396,736
Realized gain distributions                                                         214,140
Net change in unrealized appreciation (depreciation)                             (5,011,534)
                                                                            ----------------
Net assets                                                                  $    66,654,866
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08              47,086  $           50,756               1.25%               -6.2%
12/31/2017                     1.15              14,100              16,209               1.25%               15.6%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -6.0%
12/31/2017                     1.15                   0                   0               1.00%               15.9%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               2,172  $            2,365               0.75%               -5.8%
12/31/2017                     1.16                   0                   0               0.75%               16.2%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -5.5%
12/31/2017                     1.16                   0                   0               0.50%               16.5%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -5.3%
12/31/2017                     1.16                   0                   0               0.25%               16.8%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11              12,235  $           13,533               0.00%               -5.0%
12/31/2017                     1.16              11,412              13,293               0.00%               17.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2035 FUND INSTITUTIONAL CLASS - 87245M772

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    47,065,818   $    51,452,156        2,672,675
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,462)
                                     ----------------
Net assets                           $    47,063,356
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   37,473,232      34,517,626  $          1.09
Band 100                                        --              --             1.09
Band 75                                  2,740,282       2,498,226             1.10
Band 50                                         --              --             1.10
Band 25                                         --              --             1.11
Band 0                                   6,849,842       6,148,915             1.11
                                    --------------  --------------
 Total                              $   47,063,356      43,164,767
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $     1,093,510
Mortality & expense charges                                                        (268,759)
                                                                            ----------------
Net investment income (loss)                                                        824,751
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            315,907
Realized gain distributions                                                         143,137
Net change in unrealized appreciation (depreciation)                             (5,268,042)
                                                                            ----------------
Net gain (loss)                                                                  (4,808,998)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (3,984,247)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        824,751   $        253,408
Net realized gain (loss)                                          315,907             34,638
Realized gain distributions                                       143,137             23,502
Net change in unrealized appreciation (depreciation)           (5,268,042)           881,704
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,984,247)         1,193,252
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       37,417,411         17,436,537
Cost of units redeemed                                         (2,506,455)        (2,441,428)
Account charges                                                   (40,189)           (11,525)
                                                         -----------------  -----------------
Increase (decrease)                                            34,870,767         14,983,584
                                                         -----------------  -----------------
Net increase (decrease)                                        30,886,520         16,176,836
Net assets, beginning                                          16,176,836                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     47,063,356   $     16,176,836
                                                         =================  =================

Units sold                                                     33,897,025         16,091,418
Units redeemed                                                 (4,527,109)        (2,296,567)
                                                         -----------------  -----------------
Net increase (decrease)                                        29,369,916         13,794,851
Units outstanding, beginning                                   13,794,851                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      43,164,767         13,794,851
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    54,853,948
Cost of units redeemed/account charges                                           (4,999,597)
Net investment income (loss)                                                      1,078,159
Net realized gain (loss)                                                            350,545
Realized gain distributions                                                         166,639
Net change in unrealized appreciation (depreciation)                             (4,386,338)
                                                                            ----------------
Net assets                                                                  $    47,063,356
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09              34,518  $           37,473               1.25%               -6.9%
12/31/2017                     1.17               8,029               9,363               1.25%               17.3%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -6.7%
12/31/2017                     1.17                   0                   0               1.00%               17.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               2,498  $            2,740               0.75%               -6.4%
12/31/2017                     1.17                   0                   0               0.75%               17.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -6.2%
12/31/2017                     1.18                   0                   0               0.50%               18.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -6.0%
12/31/2017                     1.18                   0                   0               0.25%               18.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               6,149  $            6,850               0.00%               -5.7%
12/31/2017                     1.18               5,766               6,813               0.00%               18.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2040 FUND INSTITUTIONAL CLASS - 87245M764

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    46,707,055  $     50,978,466        2,589,082
                                                      ================  ===============
Receivables: investments sold                 10,703
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    46,717,758
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   36,942,379      33,800,396  $          1.09
Band 100                                        --              --             1.10
Band 75                                  1,295,193       1,172,877             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                   8,480,186       7,561,373             1.12
                                    --------------  --------------
 Total                              $   46,717,758      42,534,646
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $     1,088,323
Mortality & expense charges                                                        (292,368)
                                                                            ----------------
Net investment income (loss)                                                        795,955
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            282,270
Realized gain distributions                                                         125,754
Net change in unrealized appreciation (depreciation)                             (5,521,214)
                                                                            ----------------
Net gain (loss)                                                                  (5,113,190)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (4,317,235)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        795,955   $        303,410
Net realized gain (loss)                                          282,270             29,333
Realized gain distributions                                       125,754             32,066
Net change in unrealized appreciation (depreciation)           (5,521,214)         1,249,803
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,317,235)         1,614,612
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       35,488,813         21,936,485
Cost of units redeemed                                         (5,019,156)        (2,920,503)
Account charges                                                   (48,434)           (16,824)
                                                         -----------------  -----------------
Increase (decrease)                                            30,421,223         18,999,158
                                                         -----------------  -----------------
Net increase (decrease)                                        26,103,988         20,613,770
Net assets, beginning                                          20,613,770                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     46,717,758   $     20,613,770
                                                         =================  =================

Units sold                                                     31,054,908         20,024,432
Units redeemed                                                 (5,865,409)        (2,679,285)
                                                         -----------------  -----------------
Net increase (decrease)                                        25,189,499         17,345,147
Units outstanding, beginning                                   17,345,147                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      42,534,646         17,345,147
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    57,425,298
Cost of units redeemed/account charges                                           (8,004,917)
Net investment income (loss)                                                      1,099,365
Net realized gain (loss)                                                            311,603
Realized gain distributions                                                         157,820
Net change in unrealized appreciation (depreciation)                             (4,271,411)
                                                                            ----------------
Net assets                                                                  $    46,717,758
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09              33,800  $           36,942               1.25%               -7.5%
12/31/2017                     1.18              10,167              12,017               1.25%               18.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -7.3%
12/31/2017                     1.19                   0                   0               1.00%               19.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               1,173  $            1,295               0.75%               -7.1%
12/31/2017                     1.19                   0                   0               0.75%               19.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -6.8%
12/31/2017                     1.19                   0                   0               0.50%               19.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -6.6%
12/31/2017                     1.19                   0                   0               0.25%               20.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               7,561  $            8,480               0.00%               -6.4%
12/31/2017                     1.20               7,178               8,597               0.00%               20.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2045 FUND INSTITUTIONAL CLASS - 87245M756

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    30,734,477  $     33,881,301        1,704,629
                                                      ================  ===============
Receivables: investments sold                 63,686
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    30,798,163
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   24,674,222      22,573,963  $          1.09
Band 100                                        --              --             1.10
Band 75                                    768,551         695,914             1.10
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                   5,355,390       4,774,790             1.12
                                    --------------  --------------
 Total                              $   30,798,163      28,044,667
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       715,353
Mortality & expense charges                                                        (195,974)
                                                                            ----------------
Net investment income (loss)                                                        519,379
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            145,649
Realized gain distributions                                                          83,775
Net change in unrealized appreciation (depreciation)                             (3,858,004)
                                                                            ----------------
Net gain (loss)                                                                  (3,628,580)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (3,109,201)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        519,379   $        186,598
Net realized gain (loss)                                          145,649             22,455
Realized gain distributions                                        83,775             17,762
Net change in unrealized appreciation (depreciation)           (3,858,004)           711,180
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (3,109,201)           937,995
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       24,138,468         13,415,833
Cost of units redeemed                                         (2,771,792)        (1,766,523)
Account charges                                                   (35,728)           (10,889)
                                                         -----------------  -----------------
Increase (decrease)                                            21,330,948         11,638,421
                                                         -----------------  -----------------
Net increase (decrease)                                        18,221,747         12,576,416
Net assets, beginning                                          12,576,416                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     30,798,163   $     12,576,416
                                                         =================  =================

Units sold                                                     20,581,540         12,159,724
Units redeemed                                                 (3,059,730)        (1,636,867)
                                                         -----------------  -----------------
Net increase (decrease)                                        17,521,810         10,522,857
Units outstanding, beginning                                   10,522,857                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      28,044,667         10,522,857
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    37,554,301
Cost of units redeemed/account charges                                           (4,584,932)
Net investment income (loss)                                                        705,977
Net realized gain (loss)                                                            168,104
Realized gain distributions                                                         101,537
Net change in unrealized appreciation (depreciation)                             (3,146,824)
                                                                            ----------------
Net assets                                                                  $    30,798,163
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09              22,574  $           24,674               1.25%               -8.1%
12/31/2017                     1.19               6,557               7,798               1.25%               19.7%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -7.9%
12/31/2017                     1.19                   0                   0               1.00%               20.0%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                 696  $              769               0.75%               -7.6%
12/31/2017                     1.20                   0                   0               0.75%               20.3%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.4%
12/31/2017                     1.20                   0                   0               0.50%               20.6%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.2%
12/31/2017                     1.20                   0                   0               0.25%               20.9%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               4,775  $            5,355               0.00%               -6.9%
12/31/2017                     1.21               3,966               4,779               0.00%               21.2%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2050 FUND INSTITUTIONAL CLASS - 87245M749

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    27,958,054  $     30,442,623        1,545,497
                                                      ================  ===============
Receivables: investments sold                 28,520
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    27,986,574
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   20,280,503      18,522,783  $          1.09
Band 100                                        --              --             1.10
Band 75                                    381,066         344,470             1.11
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                   7,325,005       6,519,884             1.12
                                    --------------  --------------
 Total                              $   27,986,574      25,387,137
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       651,560
Mortality & expense charges                                                        (152,588)
                                                                            ----------------
Net investment income (loss)                                                        498,972
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            119,270
Realized gain distributions                                                          70,314
Net change in unrealized appreciation (depreciation)                             (3,411,547)
                                                                            ----------------
Net gain (loss)                                                                  (3,221,963)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,722,991)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        498,972   $        204,140
Net realized gain (loss)                                          119,270             46,836
Realized gain distributions                                        70,314             17,951
Net change in unrealized appreciation (depreciation)           (3,411,547)           926,978
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,722,991)         1,195,905
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       20,942,872         14,086,225
Cost of units redeemed                                         (3,426,228)        (2,036,974)
Account charges                                                   (37,827)           (14,408)
                                                         -----------------  -----------------
Increase (decrease)                                            17,478,817         12,034,843
                                                         -----------------  -----------------
Net increase (decrease)                                        14,755,826         13,230,748
Net assets, beginning                                          13,230,748                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     27,986,574   $     13,230,748
                                                         =================  =================

Units sold                                                     17,776,008         12,855,341
Units redeemed                                                 (3,405,817)        (1,838,395)
                                                         -----------------  -----------------
Net increase (decrease)                                        14,370,191         11,016,946
Units outstanding, beginning                                   11,016,946                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      25,387,137         11,016,946
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    35,029,097
Cost of units redeemed/account charges                                           (5,515,437)
Net investment income (loss)                                                        703,112
Net realized gain (loss)                                                            166,106
Realized gain distributions                                                          88,265
Net change in unrealized appreciation (depreciation)                             (2,484,569)
                                                                            ----------------
Net assets                                                                  $    27,986,574
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09              18,523  $           20,281               1.25%               -8.2%
12/31/2017                     1.19               5,015               5,980               1.25%               20.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -7.9%
12/31/2017                     1.20                   0                   0               1.00%               20.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 344  $              381               0.75%               -7.7%
12/31/2017                     1.20                   0                   0               0.75%               20.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.5%
12/31/2017                     1.20                   0                   0               0.50%               20.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.2%
12/31/2017                     1.20                   0                   0               0.25%               21.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               6,520  $            7,325               0.00%               -7.0%
12/31/2017                     1.21               6,002               7,251               0.00%               21.5%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2055 FUND INSTITUTIONAL CLASS - 87245M178

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     13,664,740  $    15,061,318          945,002
                                                       ===============  ===============
Receivables: investments sold                   8,530
Payables: investments purchased                    --
                                     ----------------
Net assets                           $     13,673,270
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   11,082,621      10,115,332  $          1.10
Band 100                                        --              --             1.10
Band 75                                    172,764         156,067             1.11
Band 50                                         --              --             1.11
Band 25                                         --              --             1.12
Band 0                                   2,417,885       2,150,667             1.12
                                    --------------  --------------
 Total                              $   13,673,270      12,422,066
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        313,905
Mortality & expense charges                                                          (86,179)
                                                                            -----------------
Net investment income (loss)                                                         227,726
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              38,838
Realized gain distributions                                                           30,260
Net change in unrealized appreciation (depreciation)                              (1,701,290)
                                                                            -----------------
Net gain (loss)                                                                   (1,632,192)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     (1,404,466)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        227,726   $         83,672
Net realized gain (loss)                                           38,838             22,819
Realized gain distributions                                        30,260              5,364
Net change in unrealized appreciation (depreciation)           (1,701,290)           304,712
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,404,466)           416,567
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       10,933,992          6,085,205
Cost of units redeemed                                         (1,382,728)          (943,208)
Account charges                                                   (23,975)            (8,117)
                                                         -----------------  -----------------
Increase (decrease)                                             9,527,289          5,133,880
                                                         -----------------  -----------------
Net increase (decrease)                                         8,122,823          5,550,447
Net assets, beginning                                           5,550,447                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     13,673,270   $      5,550,447
                                                         =================  =================

Units sold                                                      9,101,548          5,480,790
Units redeemed                                                 (1,303,425)          (856,847)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,798,123          4,623,943
Units outstanding, beginning                                    4,623,943                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      12,422,066          4,623,943
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     17,019,197
Cost of units redeemed/account charges                                            (2,358,028)
Net investment income (loss)                                                         311,398
Net realized gain (loss)                                                              61,657
Realized gain distributions                                                           35,624
Net change in unrealized appreciation (depreciation)                              (1,396,578)
                                                                            -----------------
Net assets                                                                  $     13,673,270
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10              10,115  $           11,083               1.25%               -8.3%
12/31/2017                     1.19               2,992               3,574               1.25%               20.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.1%
12/31/2017                     1.20                   0                   0               1.00%               20.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                 156  $              173               0.75%               -7.8%
12/31/2017                     1.20                   0                   0               0.75%               20.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.6%
12/31/2017                     1.20                   0                   0               0.50%               21.1%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.4%
12/31/2017                     1.21                   0                   0               0.25%               21.4%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12               2,151  $            2,418               0.00%               -7.1%
12/31/2017                     1.21               1,632               1,976               0.00%               21.7%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.3%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE INDEX 2060 FUND INSTITUTIONAL CLASS - 87245R565

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     2,628,925  $      2,925,569          236,626
                                                      ================  ===============
Receivables: investments sold                 19,054
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     2,647,979
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,106,408       1,921,037  $          1.10
Band 100                                         --              --             1.10
Band 75                                      14,664          13,236             1.11
Band 50                                          --              --             1.11
Band 25                                          --              --             1.12
Band 0                                      526,907         468,306             1.13
                                    ---------------  --------------
 Total                              $     2,647,979       2,402,579
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         59,242
Mortality & expense charges                                                          (14,156)
                                                                            -----------------
Net investment income (loss)                                                          45,086
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              30,410
Realized gain distributions                                                           10,218
Net change in unrealized appreciation (depreciation)                                (347,505)
                                                                            -----------------
Net gain (loss)                                                                     (306,877)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (261,791)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         45,086   $         12,935
Net realized gain (loss)                                           30,410              2,446
Realized gain distributions                                        10,218                900
Net change in unrealized appreciation (depreciation)             (347,505)            50,861
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (261,791)            67,142
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,850,466            904,956
Cost of units redeemed                                           (794,416)          (100,970)
Account charges                                                   (14,120)            (3,288)
                                                         -----------------  -----------------
Increase (decrease)                                             2,041,930            800,698
                                                         -----------------  -----------------
Net increase (decrease)                                         1,780,139            867,840
Net assets, beginning                                             867,840                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,647,979   $        867,840
                                                         =================  =================

Units sold                                                      2,413,930            813,448
Units redeemed                                                   (731,648)           (93,151)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,682,282            720,297
Units outstanding, beginning                                      720,297                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,402,579            720,297
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,755,422
Cost of units redeemed/account charges                                              (912,794)
Net investment income (loss)                                                          58,021
Net realized gain (loss)                                                              32,856
Realized gain distributions                                                           11,118
Net change in unrealized appreciation (depreciation)                                (296,644)
                                                                            -----------------
Net assets                                                                  $      2,647,979
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               1,921  $            2,106               1.25%               -8.3%
12/31/2017                     1.20                 304                 363               1.25%               20.4%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -8.1%
12/31/2017                     1.20                   0                   0               1.00%               20.7%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                  13  $               15               0.75%               -7.8%
12/31/2017                     1.20                   0                   0               0.75%               21.0%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -7.6%
12/31/2017                     1.21                   0                   0               0.50%               21.3%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -7.4%
12/31/2017                     1.21                   0                   0               0.25%               21.6%
12/31/2016                     0.99                   0                   0               0.25%               -0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                 468  $              527               0.00%               -7.1%
12/31/2017                     1.21                 417                 505               0.00%               21.9%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        3.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    TIAA-CREF LIFECYCLE INDEX RETIREMENT INC. FUND INST. CL. - 87245M731

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,979,138  $     5,223,321          369,372
                                                       ===============  ===============
Receivables: investments sold                   8,267
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,987,405
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,083,722       3,905,110  $          1.05
Band 100                                         --              --             1.05
Band 75                                      51,462          48,706             1.06
Band 50                                          --              --             1.06
Band 25                                          --              --             1.07
Band 0                                      852,221         794,198             1.07
                                    ---------------  --------------
 Total                              $     4,987,405       4,748,014
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         99,576
Mortality & expense charges                                                          (30,082)
                                                                            -----------------
Net investment income (loss)                                                          69,494
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              19,421
Realized gain distributions                                                           21,329
Net change in unrealized appreciation (depreciation)                                (314,680)
                                                                            -----------------
Net gain (loss)                                                                     (273,930)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (204,436)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         69,494   $         28,761
Net realized gain (loss)                                           19,421              2,971
Realized gain distributions                                        21,329              2,538
Net change in unrealized appreciation (depreciation)             (314,680)            70,497
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (204,436)           104,767
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,688,546          2,255,954
Cost of units redeemed                                           (646,017)          (207,215)
Account charges                                                    (2,970)            (1,224)
                                                         -----------------  -----------------
Increase (decrease)                                             3,039,559          2,047,515
                                                         -----------------  -----------------
Net increase (decrease)                                         2,835,123          2,152,282
Net assets, beginning                                           2,152,282                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,987,405   $      2,152,282
                                                         =================  =================

Units sold                                                      3,538,741          2,163,676
Units redeemed                                                   (757,794)          (196,609)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,780,947          1,967,067
Units outstanding, beginning                                    1,967,067                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,748,014          1,967,067
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      5,944,500
Cost of units redeemed/account charges                                              (857,426)
Net investment income (loss)                                                          98,255
Net realized gain (loss)                                                              22,392
Realized gain distributions                                                           23,867
Net change in unrealized appreciation (depreciation)                                (244,183)
                                                                            -----------------
Net assets                                                                  $      4,987,405
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               3,905  $            4,084               1.25%               -3.9%
12/31/2017                     1.09               1,109               1,207               1.25%                9.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -3.6%
12/31/2017                     1.09                   0                   0               1.00%                9.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                  49  $               51               0.75%               -3.4%
12/31/2017                     1.09                   0                   0               0.75%                9.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -3.1%
12/31/2017                     1.10                   0                   0               0.50%                9.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -2.9%
12/31/2017                     1.10                   0                   0               0.25%               10.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                 794  $              852               0.00%               -2.7%
12/31/2017                     1.10                 858                 946               0.00%               10.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        3.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF SOCIAL CHOICE BOND FUND INSTITUTIONAL CLASS - 87245R672

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        495,089  $       494,246           49,095
                                                       ===============  ===============
Receivables: investments sold                   3,510
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        498,599
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       498,599         501,146  $         0.99
Band 100                                        --              --            1.00
Band 75                                         --              --            1.00
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $       498,599         501,146
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          7,320
Mortality & expense charges                                                             (3,134)
                                                                              -----------------
Net investment income (loss)                                                             4,186
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,331)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       717
                                                                              -----------------
Net gain (loss)                                                                           (614)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          3,572
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,186   $              7
Net realized gain (loss)                                           (1,331)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  717                126
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   3,572                133
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          522,115             43,095
Cost of units redeemed                                            (70,153)                (2)
Account charges                                                      (161)                --
                                                         -----------------  -----------------
Increase (decrease)                                               451,801             43,093
                                                         -----------------  -----------------
Net increase (decrease)                                           455,373             43,226
Net assets, beginning                                              43,226                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        498,599   $         43,226
                                                         =================  =================

Units sold                                                        529,674             43,050
Units redeemed                                                    (71,576)                (2)
                                                         -----------------  -----------------
Net increase (decrease)                                           458,098             43,048
Units outstanding, beginning                                       43,048                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         501,146             43,048
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        565,210
Cost of units redeemed/account charges                                                 (70,316)
Net investment income (loss)                                                             4,193
Net realized gain (loss)                                                                (1,331)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       843
                                                                              -----------------
Net assets                                                                    $        498,599
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                 501  $              499               1.25%               -0.9%
12/31/2017                     1.00                  43                  43               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -0.7%
12/31/2017                     1.01                   0                   0               1.00%                0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%               -0.4%
12/31/2017                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -0.2%
12/31/2017                     1.01                   0                   0               0.50%                0.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                0.1%
12/31/2017                     1.01                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.3%
12/31/2017                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF SOCIAL CHOICE EQUITY FUND INSTITUTIONAL CLASS - 87244W300

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,331,100   $    2,848,484          140,767
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (40,531)
                                     ----------------
Net assets                           $     2,290,569
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,290,569       2,235,639  $          1.02
Band 100                                         --              --             1.03
Band 75                                          --              --             1.03
Band 50                                          --              --             1.04
Band 25                                          --              --             1.04
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     2,290,569       2,235,639
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         40,453
Mortality & expense charges                                                            (12,457)
                                                                              -----------------
Net investment income (loss)                                                            27,996
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,551)
Realized gain distributions                                                            173,617
Net change in unrealized appreciation (depreciation)                                  (517,057)
                                                                              -----------------
Net gain (loss)                                                                       (348,991)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (320,995)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         27,996   $          1,597
Net realized gain (loss)                                           (5,551)                --
Realized gain distributions                                       173,617              2,621
Net change in unrealized appreciation (depreciation)             (517,057)              (327)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (320,995)             3,891
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,770,370            321,900
Cost of units redeemed                                         (1,357,963)          (124,666)
Account charges                                                    (1,812)              (156)
                                                         -----------------  -----------------
Increase (decrease)                                             2,410,595            197,078
                                                         -----------------  -----------------
Net increase (decrease)                                         2,089,600            200,969
Net assets, beginning                                             200,969                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,290,569   $        200,969
                                                         =================  =================

Units sold                                                      3,280,614            300,088
Units redeemed                                                 (1,227,961)          (117,102)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,052,653            182,986
Units outstanding, beginning                                      182,986                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,235,639            182,986
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      4,092,270
Cost of units redeemed/account charges                                              (1,484,597)
Net investment income (loss)                                                            29,593
Net realized gain (loss)                                                                (5,551)
Realized gain distributions                                                            176,238
Net change in unrealized appreciation (depreciation)                                  (517,384)
                                                                              -----------------
Net assets                                                                    $      2,290,569
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               2,236  $            2,291               1.25%               -6.7%
12/31/2017                     1.10                 183                 201               1.25%                9.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -6.5%
12/31/2017                     1.10                   0                   0               1.00%               10.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -6.2%
12/31/2017                     1.10                   0                   0               0.75%               10.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -6.0%
12/31/2017                     1.10                   0                   0               0.50%               10.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -5.8%
12/31/2017                     1.10                   0                   0               0.25%               10.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -5.5%
12/31/2017                     1.11                   0                   0               0.00%               10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      TIAA-CREF SOCIAL CHOICE INTL. EQUITY FUND INST. CLASS - 87245R474

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        94,967   $       113,024           10,070
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,619)
                                     ----------------
Net assets                           $        91,348
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       91,348          98,501  $          0.93
Band 100                                        --              --             0.93
Band 75                                         --              --             0.93
Band 50                                         --              --             0.94
Band 25                                         --              --             0.94
Band 0                                          --              --             0.95
                                    --------------  --------------
 Total                              $       91,348          98,501
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           2,303
Mortality & expense charges                                                              (1,114)
                                                                              ------------------
Net investment income (loss)                                                              1,189
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (20)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                    (18,088)
                                                                              ------------------
Net gain (loss)                                                                         (18,108)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (16,919)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,189   $             (1)
Net realized gain (loss)                                              (20)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (18,088)                31
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (16,919)                30
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          148,659              7,091
Cost of units redeemed                                            (47,510)                (3)
Account charges                                                        --                 --
                                                         -----------------  -----------------
Increase (decrease)                                               101,149              7,088
                                                         -----------------  -----------------
Net increase (decrease)                                            84,230              7,118
Net assets, beginning                                               7,118                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         91,348   $          7,118
                                                         =================  =================

Units sold                                                        135,875              6,553
Units redeemed                                                    (43,924)                (3)
                                                         -----------------  -----------------
Net increase (decrease)                                            91,951              6,550
Units outstanding, beginning                                        6,550                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          98,501              6,550
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         155,750
Cost of units redeemed/account charges                                                  (47,513)
Net investment income (loss)                                                              1,188
Net realized gain (loss)                                                                    (20)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                    (18,057)
                                                                              ------------------
Net assets                                                                    $          91,348
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                  99  $               91               1.25%              -14.7%
12/31/2017                     1.09                   7                   7               1.25%                8.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               1.00%              -14.4%
12/31/2017                     1.09                   0                   0               1.00%                8.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.75%              -14.2%
12/31/2017                     1.09                   0                   0               0.75%                8.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.50%              -14.0%
12/31/2017                     1.09                   0                   0               0.50%                9.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%              -13.8%
12/31/2017                     1.09                   0                   0               0.25%                9.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%              -13.6%
12/31/2017                     1.09                   0                   0               0.00%                9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.7%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    TIAA-CREF BOND PLUS FUND INSTITUTIONAL CLASS - 886315506 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.01
Band 0                                          --              --            1.01
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFESTYLE AGGR. GROWTH FD. INSTITUTIONAL CLASS - 87245R748
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFESTYLE CONSERVATIVE FUND INSTITUTIONAL CLASS - 87245R870
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFESTYLE GROWTH FUND INSTITUTIONAL CLASS - 87245R789 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.88
Band 100                                        --              --            0.88
Band 75                                         --              --            0.88
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFESTYLE INCOME FUND INSTITUTIONAL CLASS - 87245R607 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE 2010 FUND INSTITUTIONAL CLASS - 886315662 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE 2015 FUND INSTITUTIONAL CLASS - 886315654 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.96
Band 0                                          --              --            0.96
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -4.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE 2020 FUND INSTITUTIONAL CLASS - 886315647 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -5.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE 2025 FUND INSTITUTIONAL CLASS - 886315639 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.93
Band 100                                        --              --            0.93
Band 75                                         --              --            0.93
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -6.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE 2030 FUND INSTITUTIONAL CLASS - 886315621

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       350,987  $        408,669           38,570
                                                      ================  ===============
Receivables: investments sold                    242
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       351,229
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       351,229         382,324  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $       351,229         382,324
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          10,468
Mortality & expense charges                                                                (983)
                                                                              ------------------
Net investment income (loss)                                                              9,485
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (77)
Realized gain distributions                                                              18,839
Net change in unrealized appreciation (depreciation)                                    (57,682)
                                                                              ------------------
Net gain (loss)                                                                         (38,920)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (29,435)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,485   $             --
Net realized gain (loss)                                              (77)                --
Realized gain distributions                                        18,839                 --
Net change in unrealized appreciation (depreciation)              (57,682)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (29,435)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          380,664                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               380,664                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           351,229                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        351,229   $             --
                                                         =================  ================

Units sold                                                        382,324                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           382,324                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         382,324                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         380,664
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                              9,485
Net realized gain (loss)                                                                    (77)
Realized gain distributions                                                              18,839
Net change in unrealized appreciation (depreciation)                                    (57,682)
                                                                              ------------------
Net assets                                                                    $         351,229
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                 382  $              351               0.00%               -8.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        6.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE 2035 FUND INSTITUTIONAL CLASS - 886315613

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       415,894  $        502,948           45,452
                                                      ================  ===============
Receivables: investments sold                    286
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       416,180
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       416,180         458,559  $         0.91
Band 100                                        --              --            0.91
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $       416,180         458,559
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          12,115
Mortality & expense charges                                                              (1,579)
                                                                              ------------------
Net investment income (loss)                                                             10,536
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (96)
Realized gain distributions                                                              22,989
Net change in unrealized appreciation (depreciation)                                    (87,054)
                                                                              ------------------
Net gain (loss)                                                                         (64,161)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (53,625)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,536   $             --
Net realized gain (loss)                                              (96)                --
Realized gain distributions                                        22,989                 --
Net change in unrealized appreciation (depreciation)              (87,054)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (53,625)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          469,805                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               469,805                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           416,180                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        416,180   $             --
                                                         =================  ================

Units sold                                                        458,559                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           458,559                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         458,559                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         469,805
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                             10,536
Net realized gain (loss)                                                                    (96)
Realized gain distributions                                                              22,989
Net change in unrealized appreciation (depreciation)                                    (87,054)
                                                                              ------------------
Net assets                                                                    $         416,180
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                 459  $              416               0.00%               -9.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -9.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE 2040 FUND INSTITUTIONAL CLASS - 886315597

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       262,445  $        309,373           28,935
                                                      ================  ===============
Receivables: investments sold                    181
Payables: investments purchased                   --
                                     ---------------
Net assets                           $       262,626
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       262,626         292,937  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $       262,626         292,937
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           7,494
Mortality & expense charges                                                                (683)
                                                                              ------------------
Net investment income (loss)                                                              6,811
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (37)
Realized gain distributions                                                              17,231
Net change in unrealized appreciation (depreciation)                                    (46,928)
                                                                              ------------------
Net gain (loss)                                                                         (29,734)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $         (22,923)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,811   $             --
Net realized gain (loss)                                              (37)                --
Realized gain distributions                                        17,231                 --
Net change in unrealized appreciation (depreciation)              (46,928)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (22,923)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          285,549                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                               285,549                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           262,626                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        262,626   $             --
                                                         =================  ================

Units sold                                                        292,937                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           292,937                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         292,937                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         285,549
Cost of units redeemed/account charges                                                       --
Net investment income (loss)                                                              6,811
Net realized gain (loss)                                                                    (37)
Realized gain distributions                                                              17,231
Net change in unrealized appreciation (depreciation)                                    (46,928)
                                                                              ------------------
Net assets                                                                    $         262,626
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                 293  $              263               0.00%              -10.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE 2045 FUND INSTITUTIONAL CLASS - 886315589

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           318  $           349               29
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           318
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           318             358  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $           318             358
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $              6
Mortality & expense charges                                                                --
                                                                             -----------------
Net investment income (loss)                                                                6
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 5
Net change in unrealized appreciation (depreciation)                                      (31)
                                                                             -----------------
Net gain (loss)                                                                           (26)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            (20)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              6   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             5                 --
Net change in unrealized appreciation (depreciation)                  (31)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (20)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              338                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   338                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               318                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            318   $             --
                                                         =================  ================

Units sold                                                            358                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               358                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             358                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $            338
Cost of units redeemed/account charges                                                     --
Net investment income (loss)                                                                6
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 5
Net change in unrealized appreciation (depreciation)                                      (31)
                                                                             -----------------
Net assets                                                                   $            318
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE 2050 FUND INSTITUTIONAL CLASS - 886315571

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         27,260  $        31,239            2,500
                                                       ===============  ===============
Receivables: investments sold                      18
Payables: investments purchased                    --
                                     ----------------
Net assets                           $         27,278
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       27,278          30,773  $          0.89
Band 100                                        --              --             0.89
Band 75                                         --              --             0.89
Band 50                                         --              --             0.89
Band 25                                         --              --             0.89
Band 0                                          --              --             0.89
                                    --------------  --------------
 Total                              $       27,278          30,773
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             712
Mortality & expense charges                                                                  (71)
                                                                               ------------------
Net investment income (loss)                                                                 641
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                  679
Net change in unrealized appreciation (depreciation)                                      (3,979)
                                                                               ------------------
Net gain (loss)                                                                           (3,303)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $          (2,662)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            641   $             --
Net realized gain (loss)                                               (3)                --
Realized gain distributions                                           679                 --
Net change in unrealized appreciation (depreciation)               (3,979)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (2,662)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           29,940                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                29,940                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            27,278                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         27,278   $             --
                                                         =================  ================

Units sold                                                         30,773                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            30,773                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          30,773                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          29,940
Cost of units redeemed/account charges                                                        --
Net investment income (loss)                                                                 641
Net realized gain (loss)                                                                      (3)
Realized gain distributions                                                                  679
Net change in unrealized appreciation (depreciation)                                      (3,979)
                                                                               ------------------
Net assets                                                                     $          27,278
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                  31  $               27               0.00%              -11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE 2055 FUND INSTITUTIONAL CLASS - 87245M210 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE 2060 FUND INSTITUTIONAL CLASS - 87245R573 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.88
Band 100                                        --              --            0.89
Band 75                                         --              --            0.89
Band 50                                         --              --            0.89
Band 25                                         --              --            0.89
Band 0                                          --              --            0.89
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.88                   0  $                0               0.00%              -11.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -11.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
TIAA-CREF LIFESTYLE MODERATE FUND INSTITUTIONAL CLASS - 87245R839 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.91
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.92
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.00%               -8.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -8.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%               -7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF LIFECYCLE RETIRE. INC. FUND INSTITUTIONAL CLASS - 886315563
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.96
Band 100                                        --              --            0.96
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.96
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/26/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -4.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%               -3.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TIAA-CREF REAL ESTATE SECURITIES FUND INSTITUTIONAL CLASS - 87244W797
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/18/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          TIMOTHY PLAN CONSERVATIVE GROWTH FUND A CLASS - 887432730

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      216,157   $       227,380           22,493
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (125)
                                     ---------------
Net assets                           $      216,032
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       216,032         213,305  $         1.01
Band 100                                        --              --            1.04
Band 75                                         --              --            1.07
Band 50                                         --              --            1.10
Band 25                                         --              --            1.13
Band 0                                          --              --            1.16
                                   ---------------  --------------
 Total                             $       216,032         213,305
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (2,744)
                                                                             -----------------
Net investment income (loss)                                                           (2,744)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  286
Realized gain distributions                                                             5,184
Net change in unrealized appreciation (depreciation)                                  (26,818)
                                                                             -----------------
Net gain (loss)                                                                       (21,348)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (24,092)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,744)  $         (2,404)
Net realized gain (loss)                                              286              1,501
Realized gain distributions                                         5,184                605
Net change in unrealized appreciation (depreciation)              (26,818)            13,368
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (24,092)            13,070
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           39,806            113,276
Cost of units redeemed                                             (6,530)          (109,481)
Account charges                                                       (72)              (115)
                                                         -----------------  -----------------
Increase (decrease)                                                33,204              3,680
                                                         -----------------  -----------------
Net increase (decrease)                                             9,112             16,750
Net assets, beginning                                             206,920            190,170
                                                         -----------------  -----------------
Net assets, ending                                       $        216,032   $        206,920
                                                         =================  =================

Units sold                                                         36,166            102,427
Units redeemed                                                     (5,976)           (99,299)
                                                         -----------------  -----------------
Net increase (decrease)                                            30,190              3,128
Units outstanding, beginning                                      183,115            179,987
                                                         -----------------  -----------------
Units outstanding, ending                                         213,305            183,115
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        468,908
Cost of units redeemed/account charges                                              (270,591)
Net investment income (loss)                                                         (10,967)
Net realized gain (loss)                                                              20,387
Realized gain distributions                                                           19,518
Net change in unrealized appreciation (depreciation)                                 (11,223)
                                                                            -----------------
Net assets                                                                  $        216,032
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 213  $              216               1.25%              -10.4%
12/31/2017                     1.13                 183                 207               1.25%                6.9%
12/31/2016                     1.06                 180                 190               1.25%                3.8%
12/31/2015                     1.02                 157                 160               1.25%               -4.8%
12/31/2014                     1.07                 125                 133               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%              -10.1%
12/31/2017                     1.16                   0                   0               1.00%                7.2%
12/31/2016                     1.08                   0                   0               1.00%                4.1%
12/31/2015                     1.04                   0                   0               1.00%               -4.5%
12/31/2014                     1.09                   0                   0               1.00%                0.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -9.9%
12/31/2017                     1.19                   0                   0               0.75%                7.5%
12/31/2016                     1.11                   0                   0               0.75%                4.3%
12/31/2015                     1.06                   0                   0               0.75%               -4.3%
12/31/2014                     1.11                   0                   0               0.75%                1.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -9.7%
12/31/2017                     1.22                   0                   0               0.50%                7.8%
12/31/2016                     1.13                   0                   0               0.50%                4.6%
12/31/2015                     1.08                   0                   0               0.50%               -4.1%
12/31/2014                     1.13                   0                   0               0.50%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.25%               -9.5%
12/31/2017                     1.25                   0                   0               0.25%                8.0%
12/31/2016                     1.16                   0                   0               0.25%                4.9%
12/31/2015                     1.10                   0                   0               0.25%               -3.8%
12/31/2014                     1.15                   0                   0               0.25%                1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.00%               -9.2%
12/31/2017                     1.28                   0                   0               0.00%                8.3%
12/31/2016                     1.18                   0                   0               0.00%                5.1%
12/31/2015                     1.13                   0                   0               0.00%               -3.6%
12/31/2014                     1.17                   0                   0               0.00%                1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        1.1%
    2014        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           TIMOTHY PLAN STRATEGIC GROWTH FUND A CLASS - 887432763

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      138,160   $       125,266           16,196
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (127)
                                     ---------------
Net assets                           $      138,033
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       138,033         147,245  $         0.94
Band 100                                        --              --            0.96
Band 75                                         --              --            0.99
Band 50                                         --              --            1.02
Band 25                                         --              --            1.05
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       138,033         147,245
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (1,975)
                                                                             -----------------
Net investment income (loss)                                                           (1,975)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,075
Realized gain distributions                                                               492
Net change in unrealized appreciation (depreciation)                                  (22,794)
                                                                             -----------------
Net gain (loss)                                                                       (19,227)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (21,202)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,975)  $         (1,872)
Net realized gain (loss)                                            3,075                743
Realized gain distributions                                           492                 --
Net change in unrealized appreciation (depreciation)              (22,794)            15,811
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (21,202)            14,682
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            6,014             62,427
Cost of units redeemed                                            (13,101)           (48,186)
Account charges                                                      (131)               (37)
                                                         -----------------  -----------------
Increase (decrease)                                                (7,218)            14,204
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,420)            28,886
Net assets, beginning                                             166,453            137,567
                                                         -----------------  -----------------
Net assets, ending                                       $        138,033   $        166,453
                                                         =================  =================

Units sold                                                          5,709             59,441
Units redeemed                                                    (12,256)           (45,669)
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,547)            13,772
Units outstanding, beginning                                      153,792            140,020
                                                         -----------------  -----------------
Units outstanding, ending                                         147,245            153,792
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        304,649
Cost of units redeemed/account charges                                              (199,662)
Net investment income (loss)                                                         (11,020)
Net realized gain (loss)                                                              28,839
Realized gain distributions                                                            2,333
Net change in unrealized appreciation (depreciation)                                  12,894
                                                                            -----------------
Net assets                                                                  $        138,033
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                 147  $              138               1.25%              -13.4%
12/31/2017                     1.08                 154                 166               1.25%               10.2%
12/31/2016                     0.98                 140                 138               1.25%                3.4%
12/31/2015                     0.95                 126                 120               1.25%               -5.6%
12/31/2014                     1.01                 113                 114               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               1.00%              -13.2%
12/31/2017                     1.11                   0                   0               1.00%               10.4%
12/31/2016                     1.01                   0                   0               1.00%                3.6%
12/31/2015                     0.97                   0                   0               1.00%               -5.4%
12/31/2014                     1.03                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%              -12.9%
12/31/2017                     1.14                   0                   0               0.75%               10.7%
12/31/2016                     1.03                   0                   0               0.75%                3.9%
12/31/2015                     0.99                   0                   0               0.75%               -5.2%
12/31/2014                     1.04                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%              -12.7%
12/31/2017                     1.17                   0                   0               0.50%               11.0%
12/31/2016                     1.05                   0                   0               0.50%                4.1%
12/31/2015                     1.01                   0                   0               0.50%               -4.9%
12/31/2014                     1.06                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%              -12.5%
12/31/2017                     1.20                   0                   0               0.25%               11.3%
12/31/2016                     1.08                   0                   0               0.25%                4.4%
12/31/2015                     1.03                   0                   0               0.25%               -4.7%
12/31/2014                     1.08                   0                   0               0.25%                0.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%              -12.3%
12/31/2017                     1.23                   0                   0               0.00%               11.5%
12/31/2016                     1.10                   0                   0               0.00%                4.7%
12/31/2015                     1.05                   0                   0               0.00%               -4.5%
12/31/2014                     1.10                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.3%
    2014        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 TOUCHSTONE FOCUSED FUND A CLASS - 89154X245

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        611,015  $       615,485           16,143
                                                       ===============  ===============
Receivables: investments sold                   1,800
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        612,815
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       317,707         179,301  $         1.77
Band 100                                   295,108         163,774            1.80
Band 75                                         --              --            1.83
Band 50                                         --              --            1.86
Band 25                                         --              --            1.90
Band 0                                          --              --            1.93
                                   ---------------  --------------
 Total                             $       612,815         343,075
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            234
Mortality & expense charges                                                           (9,107)
                                                                            -----------------
Net investment income (loss)                                                          (8,873)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              53,692
Realized gain distributions                                                           27,903
Net change in unrealized appreciation (depreciation)                                (124,123)
                                                                            -----------------
Net gain (loss)                                                                      (42,528)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (51,401)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (8,873)  $         (8,946)
Net realized gain (loss)                                           53,692             66,905
Realized gain distributions                                        27,903             46,822
Net change in unrealized appreciation (depreciation)             (124,123)           (10,080)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (51,401)            94,701
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          138,757            104,941
Cost of units redeemed                                           (258,963)          (402,619)
Account charges                                                      (124)              (210)
                                                         -----------------  -----------------
Increase (decrease)                                              (120,330)          (297,888)
                                                         -----------------  -----------------
Net increase (decrease)                                          (171,731)          (203,187)
Net assets, beginning                                             784,546            987,733
                                                         -----------------  -----------------
Net assets, ending                                       $        612,815   $        784,546
                                                         =================  =================

Units sold                                                         69,692             59,082
Units redeemed                                                   (126,125)          (227,240)
                                                         -----------------  -----------------
Net increase (decrease)                                           (56,433)          (168,158)
Units outstanding, beginning                                      399,508            567,666
                                                         -----------------  -----------------
Units outstanding, ending                                         343,075            399,508
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,860,892
Cost of units redeemed/account charges                                           (1,602,170)
Net investment income (loss)                                                        (41,684)
Net realized gain (loss)                                                            292,732
Realized gain distributions                                                         107,515
Net change in unrealized appreciation (depreciation)                                 (4,470)
                                                                            ----------------
Net assets                                                                  $       612,815
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.77                 179  $              318               1.25%               -8.9%
12/31/2017                     1.95                 142                 277               1.25%               12.5%
12/31/2016                     1.73                 281                 486               1.25%               10.2%
12/31/2015                     1.57                 327                 513               1.25%                1.7%
12/31/2014                     1.54                 293                 452               1.25%                5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.80                 164  $              295               1.00%               -8.7%
12/31/2017                     1.97                 257                 508               1.00%               12.8%
12/31/2016                     1.75                 287                 502               1.00%               10.5%
12/31/2015                     1.58                 358                 567               1.00%                2.0%
12/31/2014                     1.55                 357                 555               1.00%                5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.83                   0  $                0               0.75%               -8.5%
12/31/2017                     2.00                   0                   0               0.75%               13.1%
12/31/2016                     1.77                   0                   0               0.75%               10.8%
12/31/2015                     1.60                   0                   0               0.75%                2.3%
12/31/2014                     1.56                   0                   0               0.75%                5.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.86                   0  $                0               0.50%               -8.2%
12/31/2017                     2.03                   0                   0               0.50%               13.3%
12/31/2016                     1.79                   0                   0               0.50%               11.0%
12/31/2015                     1.61                   0                   0               0.50%                2.5%
12/31/2014                     1.57                   0                   0               0.50%                5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.25%               -8.0%
12/31/2017                     2.06                   0                   0               0.25%               13.6%
12/31/2016                     1.81                   0                   0               0.25%               11.3%
12/31/2015                     1.63                   0                   0               0.25%                2.8%
12/31/2014                     1.58                   0                   0               0.25%                6.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.00%               -7.8%
12/31/2017                     2.09                   0                   0               0.00%               13.9%
12/31/2016                     1.83                   0                   0               0.00%               11.6%
12/31/2015                     1.64                   0                   0               0.00%                3.0%
12/31/2014                     1.60                   0                   0               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.3%
    2015        0.6%
    2014        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          TOUCHSTONE GROWTH OPPORTUNITIES FUND A CLASS - 89154X708

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      251,516   $       279,603            9,089
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (645)
                                     ---------------
Net assets                           $      250,871
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       178,292         101,651  $         1.75
Band 100                                    72,579          40,732            1.78
Band 75                                         --              --            1.81
Band 50                                         --              --            1.84
Band 25                                         --              --            1.87
Band 0                                          --              --            1.90
                                   ---------------  --------------
 Total                             $       250,871         142,383
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $             --
Mortality & expense charges                                                            (3,356)
                                                                             -----------------
Net investment income (loss)                                                           (3,356)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,730
Realized gain distributions                                                            25,669
Net change in unrealized appreciation (depreciation)                                  (38,849)
                                                                             -----------------
Net gain (loss)                                                                       (10,450)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (13,806)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,356)  $         (2,901)
Net realized gain (loss)                                            2,730                831
Realized gain distributions                                        25,669             24,268
Net change in unrealized appreciation (depreciation)              (38,849)            35,286
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (13,806)            57,484
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           20,485              7,797
Cost of units redeemed                                            (22,956)           (15,782)
Account charges                                                       (44)               (39)
                                                         -----------------  -----------------
Increase (decrease)                                                (2,515)            (8,024)
                                                         -----------------  -----------------
Net increase (decrease)                                           (16,321)            49,460
Net assets, beginning                                             267,192            217,732
                                                         -----------------  -----------------
Net assets, ending                                       $        250,871   $        267,192
                                                         =================  =================

Units sold                                                         10,408              4,648
Units redeemed                                                    (11,613)            (9,137)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,205)            (4,489)
Units outstanding, beginning                                      143,588            148,077
                                                         -----------------  -----------------
Units outstanding, ending                                         142,383            143,588
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        449,294
Cost of units redeemed/account charges                                              (294,394)
Net investment income (loss)                                                         (16,514)
Net realized gain (loss)                                                              18,122
Realized gain distributions                                                          122,450
Net change in unrealized appreciation (depreciation)                                 (28,087)
                                                                            -----------------
Net assets                                                                  $        250,871
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.75                 102  $              178               1.25%               -5.4%
12/31/2017                     1.85                  99                 184               1.25%               26.5%
12/31/2016                     1.47                 100                 146               1.25%               -0.6%
12/31/2015                     1.47                 106                 156               1.25%               -3.5%
12/31/2014                     1.53                 103                 157               1.25%               10.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.78                  41  $               73               1.00%               -5.1%
12/31/2017                     1.88                  44                  84               1.00%               26.8%
12/31/2016                     1.48                  49                  72               1.00%               -0.3%
12/31/2015                     1.49                  59                  88               1.00%               -3.3%
12/31/2014                     1.54                  41                  62               1.00%               10.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                   0  $                0               0.75%               -4.9%
12/31/2017                     1.90                   0                   0               0.75%               27.1%
12/31/2016                     1.50                   0                   0               0.75%               -0.1%
12/31/2015                     1.50                   0                   0               0.75%               -3.0%
12/31/2014                     1.54                   0                   0               0.75%               10.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               0.50%               -4.6%
12/31/2017                     1.93                   0                   0               0.50%               27.4%
12/31/2016                     1.51                   0                   0               0.50%                0.2%
12/31/2015                     1.51                   0                   0               0.50%               -2.8%
12/31/2014                     1.55                   0                   0               0.50%               11.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.25%               -4.4%
12/31/2017                     1.95                   0                   0               0.25%               27.7%
12/31/2016                     1.53                   0                   0               0.25%                0.4%
12/31/2015                     1.52                   0                   0               0.25%               -2.5%
12/31/2014                     1.56                   0                   0               0.25%               11.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.00%               -4.2%
12/31/2017                     1.98                   0                   0               0.00%               28.1%
12/31/2016                     1.55                   0                   0               0.00%                0.7%
12/31/2015                     1.54                   0                   0               0.00%               -2.3%
12/31/2014                     1.57                   0                   0               0.00%               11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             TOUCHSTONE FLEXIBLE INCOME FUND A CLASS - 89154Q620

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $       73,110   $        75,397            7,036
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                 (44)
                                     ---------------
Net assets                           $       73,066
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       67,903          60,951  $          1.11
Band 100                                     5,163           4,562             1.13
Band 75                                         --              --             1.15
Band 50                                         --              --             1.17
Band 25                                         --              --             1.19
Band 0                                          --              --             1.21
                                    --------------  --------------
 Total                              $       73,066          65,513
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          6,093
Mortality & expense charges                                                             (2,847)
                                                                              -----------------
Net investment income (loss)                                                             3,246
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,857)
Realized gain distributions                                                                400
Net change in unrealized appreciation (depreciation)                                    (7,360)
                                                                              -----------------
Net gain (loss)                                                                         (9,817)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (6,571)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,246   $          4,506
Net realized gain (loss)                                           (2,857)               110
Realized gain distributions                                           400                 --
Net change in unrealized appreciation (depreciation)               (7,360)            12,667
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (6,571)            17,283
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            1,103                358
Cost of units redeemed                                           (254,186)           (17,575)
Account charges                                                        (5)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                              (253,088)           (17,221)
                                                         -----------------  -----------------
Net increase (decrease)                                          (259,659)                62
Net assets, beginning                                             332,725            332,663
                                                         -----------------  -----------------
Net assets, ending                                       $         73,066   $        332,725
                                                         =================  =================

Units sold                                                            969                350
Units redeemed                                                   (223,533)           (15,563)
                                                         -----------------  -----------------
Net increase (decrease)                                          (222,564)           (15,213)
Units outstanding, beginning                                      288,077            303,290
                                                         -----------------  -----------------
Units outstanding, ending                                          65,513            288,077
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        490,531
Cost of units redeemed/account charges                                                (446,016)
Net investment income (loss)                                                            36,158
Net realized gain (loss)                                                                (5,720)
Realized gain distributions                                                                400
Net change in unrealized appreciation (depreciation)                                    (2,287)
                                                                              -----------------
Net assets                                                                    $         73,066
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                  61  $               68               1.25%               -3.1%
12/31/2017                     1.15                 178                 205               1.25%                5.2%
12/31/2016                     1.09                 191                 208               1.25%                2.4%
12/31/2015                     1.07                 222                 237               1.25%                1.1%
12/31/2014                     1.06                 239                 252               1.25%                5.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   5  $                5               1.00%               -2.8%
12/31/2017                     1.16                 110                 128               1.00%                5.4%
12/31/2016                     1.10                 113                 124               1.00%                2.6%
12/31/2015                     1.08                   7                   7               1.00%                1.3%
12/31/2014                     1.06                   6                   6               1.00%                5.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -2.6%
12/31/2017                     1.18                   0                   0               0.75%                5.7%
12/31/2016                     1.12                   0                   0               0.75%                2.9%
12/31/2015                     1.09                   0                   0               0.75%                1.6%
12/31/2014                     1.07                   0                   0               0.75%                6.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.50%               -2.3%
12/31/2017                     1.20                   0                   0               0.50%                6.0%
12/31/2016                     1.13                   0                   0               0.50%                3.1%
12/31/2015                     1.09                   0                   0               0.50%                1.8%
12/31/2014                     1.07                   0                   0               0.50%                6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.19                   0  $                0               0.25%               -2.1%
12/31/2017                     1.21                   0                   0               0.25%                6.2%
12/31/2016                     1.14                   0                   0               0.25%                3.4%
12/31/2015                     1.10                   0                   0               0.25%                2.1%
12/31/2014                     1.08                   0                   0               0.25%                6.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.00%               -1.8%
12/31/2017                     1.23                   0                   0               0.00%                6.5%
12/31/2016                     1.15                   0                   0               0.00%                3.6%
12/31/2015                     1.11                   0                   0               0.00%                2.3%
12/31/2014                     1.09                   0                   0               0.00%                7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.5%
    2016        2.7%
    2015        3.1%
    2014        4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND A CLASS - 89154X302

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        28,084   $        34,364            1,529
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (7)
                                     ----------------
Net assets                           $        28,077
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       16,116          10,655  $          1.51
Band 100                                    11,961           7,784             1.54
Band 75                                         --              --             1.56
Band 50                                         --              --             1.59
Band 25                                         --              --             1.61
Band 0                                          --              --             1.64
                                    --------------  --------------
 Total                              $       28,077          18,439
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $             259
Mortality & expense charges                                                                (363)
                                                                              ------------------
Net investment income (loss)                                                               (104)
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (51)
Realized gain distributions                                                               2,443
Net change in unrealized appreciation (depreciation)                                     (5,726)
                                                                              ------------------
Net gain (loss)                                                                          (3,334)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (3,438)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (104)  $           (145)
Net realized gain (loss)                                               (51)              (585)
Realized gain distributions                                          2,443              3,498
Net change in unrealized appreciation (depreciation)                (5,726)             3,942
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (3,438)             6,710
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               354             10,626
Cost of units redeemed                                              (1,098)            (8,143)
Account charges                                                        (14)               (18)
                                                          -----------------  -----------------
Increase (decrease)                                                   (758)             2,465
                                                          -----------------  -----------------
Net increase (decrease)                                             (4,196)             9,175
Net assets, beginning                                               32,273             23,098
                                                          -----------------  -----------------
Net assets, ending                                        $         28,077   $         32,273
                                                          =================  =================

Units sold                                                             210              7,254
Units redeemed                                                        (665)            (5,209)
                                                          -----------------  -----------------
Net increase (decrease)                                               (455)             2,045
Units outstanding, beginning                                        18,894             16,849
                                                          -----------------  -----------------
Units outstanding, ending                                           18,439             18,894
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        139,906
Cost of units redeemed/account charges                                               (119,792)
Net investment income (loss)                                                           (1,362)
Net realized gain (loss)                                                              (22,519)
Realized gain distributions                                                            38,124
Net change in unrealized appreciation (depreciation)                                   (6,280)
                                                                             -----------------
Net assets                                                                   $         28,077
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.51                  11  $               16               1.25%              -11.0%
12/31/2017                     1.70                  11                  19               1.25%               24.2%
12/31/2016                     1.37                  13                  18               1.25%                3.3%
12/31/2015                     1.32                  33                  44               1.25%               -1.4%
12/31/2014                     1.34                  13                  17               1.25%                9.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.54                   8  $               12               1.00%              -10.7%
12/31/2017                     1.72                   8                  14               1.00%               24.5%
12/31/2016                     1.38                   3                   5               1.00%                3.6%
12/31/2015                     1.34                   2                   3               1.00%               -1.1%
12/31/2014                     1.35                  48                  65               1.00%                9.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.56                   0  $                0               0.75%              -10.5%
12/31/2017                     1.74                   0                   0               0.75%               24.8%
12/31/2016                     1.40                   0                   0               0.75%                3.8%
12/31/2015                     1.35                   0                   0               0.75%               -0.9%
12/31/2014                     1.36                   0                   0               0.75%                9.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.59                   0  $                0               0.50%              -10.3%
12/31/2017                     1.77                   0                   0               0.50%               25.1%
12/31/2016                     1.41                   0                   0               0.50%                4.1%
12/31/2015                     1.36                   0                   0               0.50%               -0.6%
12/31/2014                     1.37                   0                   0               0.50%               10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                   0  $                0               0.25%              -10.1%
12/31/2017                     1.79                   0                   0               0.25%               25.4%
12/31/2016                     1.43                   0                   0               0.25%                4.3%
12/31/2015                     1.37                   0                   0               0.25%               -0.4%
12/31/2014                     1.37                   0                   0               0.25%               10.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.64                   0  $                0               0.00%               -9.8%
12/31/2017                     1.82                   0                   0               0.00%               25.7%
12/31/2016                     1.44                   0                   0               0.00%                4.6%
12/31/2015                     1.38                   0                   0               0.00%               -0.1%
12/31/2014                     1.38                   0                   0               0.00%               10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.8%
    2016        0.4%
    2015        0.1%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                  TOUCHSTONE VALUE FUND A CLASS - 89154X468

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        27,371   $        32,407            3,313
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (7)
                                     ----------------
Net assets                           $        27,364
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       26,561          16,525  $          1.61
Band 100                                       803             492             1.63
Band 75                                         --              --             1.66
Band 50                                         --              --             1.69
Band 25                                         --              --             1.71
Band 0                                          --              --             1.74
                                    --------------  --------------
 Total                              $       27,364          17,017
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          5,351
Mortality & expense charges                                                           (5,699)
                                                                            -----------------
Net investment income (loss)                                                            (348)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              59,449
Realized gain distributions                                                            3,181
Net change in unrealized appreciation (depreciation)                                 (52,686)
                                                                            -----------------
Net gain (loss)                                                                        9,944
                                                                            -----------------

Increase (decrease) in net assets from operations                           $          9,596
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (348)  $          2,753
Net realized gain (loss)                                           59,449             23,126
Realized gain distributions                                         3,181             63,120
Net change in unrealized appreciation (depreciation)              (52,686)            15,974
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   9,596            104,973
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,382            168,807
Cost of units redeemed                                           (900,802)          (281,403)
Account charges                                                      (263)              (615)
                                                         -----------------  -----------------
Increase (decrease)                                              (838,683)          (113,211)
                                                         -----------------  -----------------
Net increase (decrease)                                          (829,087)            (8,238)
Net assets, beginning                                             856,451            864,689
                                                         -----------------  -----------------
Net assets, ending                                       $         27,364   $        856,451
                                                         =================  =================

Units sold                                                         38,421            103,568
Units redeemed                                                   (517,303)          (171,052)
                                                         -----------------  -----------------
Net increase (decrease)                                          (478,882)           (67,484)
Units outstanding, beginning                                      495,899            563,383
                                                         -----------------  -----------------
Units outstanding, ending                                          17,017            495,899
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     1,979,151
Cost of units redeemed/account charges                                           (2,320,952)
Net investment income (loss)                                                         20,609
Net realized gain (loss)                                                            181,754
Realized gain distributions                                                         171,838
Net change in unrealized appreciation (depreciation)                                 (5,036)
                                                                            ----------------
Net assets                                                                  $        27,364
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.61                  17  $               27               1.25%               -6.9%
12/31/2017                     1.73                 496                 856               1.25%               12.5%
12/31/2016                     1.53                 563                 865               1.25%               11.7%
12/31/2015                     1.37                 758               1,042               1.25%               -3.5%
12/31/2014                     1.42                 821               1,169               1.25%                9.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.63                   0  $                1               1.00%               -6.7%
12/31/2017                     1.75                   0                   0               1.00%               12.8%
12/31/2016                     1.55                   0                   0               1.00%               12.0%
12/31/2015                     1.39                   2                   3               1.00%               -3.3%
12/31/2014                     1.43                  15                  22               1.00%               10.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.66                   0  $                0               0.75%               -6.5%
12/31/2017                     1.77                   0                   0               0.75%               13.1%
12/31/2016                     1.57                   0                   0               0.75%               12.2%
12/31/2015                     1.40                   0                   0               0.75%               -3.0%
12/31/2014                     1.44                   0                   0               0.75%               10.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.69                   0  $                0               0.50%               -6.2%
12/31/2017                     1.80                   0                   0               0.50%               13.4%
12/31/2016                     1.59                   0                   0               0.50%               12.5%
12/31/2015                     1.41                   0                   0               0.50%               -2.8%
12/31/2014                     1.45                   0                   0               0.50%               10.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.71                   0  $                0               0.25%               -6.0%
12/31/2017                     1.82                   0                   0               0.25%               13.7%
12/31/2016                     1.60                   0                   0               0.25%               12.8%
12/31/2015                     1.42                   0                   0               0.25%               -2.5%
12/31/2014                     1.46                   0                   0               0.25%               10.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.74                   0  $                0               0.00%               -5.8%
12/31/2017                     1.85                   0                   0               0.00%               13.9%
12/31/2016                     1.62                   0                   0               0.00%               13.1%
12/31/2015                     1.43                   0                   0               0.00%               -2.3%
12/31/2014                     1.47                   0                   0               0.00%               11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.2%
    2017        1.6%
    2016        1.8%
    2015        1.3%
    2014        2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                 TOUCHSTONE FOCUSED FUND Y CLASS - 89154X229

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        132,762  $       138,290            3,483
                                                       ===============  ===============
Receivables: investments sold                      77
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        132,839
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       132,839          73,580  $         1.81
Band 100                                        --              --            1.84
Band 75                                         --              --            1.87
Band 50                                         --              --            1.90
Band 25                                         --              --            1.93
Band 0                                          --              --            1.96
                                   ---------------  --------------
 Total                             $       132,839          73,580
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $            919
Mortality & expense charges                                                            (1,794)
                                                                             -----------------
Net investment income (loss)                                                             (875)
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  881
Realized gain distributions                                                             5,850
Net change in unrealized appreciation (depreciation)                                  (18,583)
                                                                             -----------------
Net gain (loss)                                                                       (11,852)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (12,727)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $           (875)  $           (449)
Net realized gain (loss)                                              881              3,653
Realized gain distributions                                         5,850              7,771
Net change in unrealized appreciation (depreciation)              (18,583)             4,169
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (12,727)            15,144
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           17,175             23,621
Cost of units redeemed                                             (4,712)           (25,352)
Account charges                                                        (2)               (31)
                                                         -----------------  -----------------
Increase (decrease)                                                12,461             (1,762)
                                                         -----------------  -----------------
Net increase (decrease)                                              (266)            13,382
Net assets, beginning                                             133,105            119,723
                                                         -----------------  -----------------
Net assets, ending                                       $        132,839   $        133,105
                                                         =================  =================

Units sold                                                          8,522             12,671
Units redeemed                                                     (2,310)           (13,651)
                                                         -----------------  -----------------
Net increase (decrease)                                             6,212               (980)
Units outstanding, beginning                                       67,368             68,348
                                                         -----------------  -----------------
Units outstanding, ending                                          73,580             67,368
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,233,010
Cost of units redeemed/account charges                                             (1,099,077)
Net investment income (loss)                                                            3,875
Net realized gain (loss)                                                              (14,059)
Realized gain distributions                                                            14,618
Net change in unrealized appreciation (depreciation)                                   (5,528)
                                                                             -----------------
Net assets                                                                   $        132,839
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                  74  $              133               1.25%               -8.6%
12/31/2017                     1.98                  67                 133               1.25%               12.8%
12/31/2016                     1.75                  68                 120               1.25%               10.5%
12/31/2015                     1.59                 398                 631               1.25%                2.0%
12/31/2014                     1.55                   0                   0               1.25%                5.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.84                   0  $                0               1.00%               -8.4%
12/31/2017                     2.00                   0                   0               1.00%               13.1%
12/31/2016                     1.77                   0                   0               1.00%               10.8%
12/31/2015                     1.60                   0                   0               1.00%                2.3%
12/31/2014                     1.56                   0                   0               1.00%                5.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87                   0  $                0               0.75%               -8.2%
12/31/2017                     2.03                   0                   0               0.75%               13.4%
12/31/2016                     1.79                   0                   0               0.75%               11.1%
12/31/2015                     1.61                   0                   0               0.75%                2.5%
12/31/2014                     1.58                   0                   0               0.75%                6.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               0.50%               -7.9%
12/31/2017                     2.06                   0                   0               0.50%               13.6%
12/31/2016                     1.81                   0                   0               0.50%               11.3%
12/31/2015                     1.63                   0                   0               0.50%                2.8%
12/31/2014                     1.59                   0                   0               0.50%                6.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.25%               -7.7%
12/31/2017                     2.09                   0                   0               0.25%               13.9%
12/31/2016                     1.84                   0                   0               0.25%               11.6%
12/31/2015                     1.65                   0                   0               0.25%                3.0%
12/31/2014                     1.60                   0                   0               0.25%                6.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.00%               -7.5%
12/31/2017                     2.12                   0                   0               0.00%               14.2%
12/31/2016                     1.86                   0                   0               0.00%               11.9%
12/31/2015                     1.66                   0                   0               0.00%                3.3%
12/31/2014                     1.61                   0                   0               0.00%                6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.7%
    2017        0.9%
    2016        0.2%
    2015        1.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     TOUCHSTONE FOCUSED FUND INSTITUTIONAL CLASS - 89154X211 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.92
Band 100                                        --              --            0.92
Band 75                                         --              --            0.92
Band 50                                         --              --            0.93
Band 25                                         --              --            0.93
Band 0                                          --              --            0.93
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.25%               -8.6%
12/31/2017                     1.00                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%               -8.3%
12/31/2017                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.75%               -8.1%
12/31/2017                     1.00                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%               -7.9%
12/31/2017                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.25%               -7.6%
12/31/2017                     1.00                   0                   0               0.25%                0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.00%               -7.4%
12/31/2017                     1.00                   0                   0               0.00%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       TOUCHSTONE MID CAP GROWTH FUND A CLASS - 89154X880 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%               -5.0%
12/31/2017                     1.02                   0                   0               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -4.8%
12/31/2017                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -4.5%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.50%               -4.3%
12/31/2017                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -4.0%
12/31/2017                     1.02                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -3.8%
12/31/2017                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       TOUCHSTONE MID CAP GROWTH FUND INSTITUTIONAL CLASS - 89154X526

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           348  $           407               13
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           348
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           348             359  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $           348             359
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $             --
Mortality & expense charges                                                               --
                                                                            -----------------
Net investment income (loss)                                                              --
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               26
Net change in unrealized appreciation (depreciation)                                     (59)
                                                                            -----------------
Net gain (loss)                                                                          (33)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $            (33)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            26                 --
Net change in unrealized appreciation (depreciation)                  (59)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (33)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              381                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   381                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               348                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            348   $             --
                                                         =================  ================

Units sold                                                            359                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               359                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             359                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $            381
Cost of units redeemed/account charges                                                    --
Net investment income (loss)                                                              --
Net realized gain (loss)                                                                  --
Realized gain distributions                                                               26
Net change in unrealized appreciation (depreciation)                                     (59)
                                                                            -----------------
Net assets                                                                  $            348
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/14/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.25%               -4.7%
12/31/2017                     1.02                   0                   0               1.25%                1.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -4.5%
12/31/2017                     1.02                   0                   0               1.00%                1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%               -4.2%
12/31/2017                     1.02                   0                   0               0.75%                1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%               -4.0%
12/31/2017                     1.02                   0                   0               0.50%                1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%               -3.7%
12/31/2017                     1.02                   0                   0               0.25%                1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -3.5%
12/31/2017                     1.02                   0                   0               0.00%                1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
TOUCHSTONE LARGE CAP FOCUSED FUND INSTITUTIONAL CLASS - 89154Q273 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.89
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/27/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         VANGUARD SHORT TERM FEDERAL FUND INVESTOR CLASS - 922031604

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $      945,177   $       961,975           89,421
                                                      ===============   ==============
Receivables: investments sold                    --
Payables: investments purchased                (247)
                                     ---------------
Net assets                           $      944,930
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       944,930         521,229  $         1.81
Band 100                                        --              --            1.88
Band 75                                         --              --            1.96
Band 50                                         --              --            2.03
Band 25                                         --              --            2.11
Band 0                                          --              --            2.44
                                   ---------------  --------------
 Total                             $       944,930         521,229
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         19,452
Mortality & expense charges                                                            (12,836)
                                                                              -----------------
Net investment income (loss)                                                             6,616
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (9,655)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                     1,195
                                                                              -----------------
Net gain (loss)                                                                         (8,460)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,844)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          6,616   $             481
Net realized gain (loss)                                            (9,655)             (3,409)
Realized gain distributions                                             --                 723
Net change in unrealized appreciation (depreciation)                 1,195              (3,817)
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                   (1,844)             (6,022)
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                           166,660             193,170
Cost of units redeemed                                            (391,693)           (327,482)
Account charges                                                       (986)             (1,499)
                                                          -----------------  ------------------
Increase (decrease)                                               (226,019)           (135,811)
                                                          -----------------  ------------------
Net increase (decrease)                                           (227,863)           (141,833)
Net assets, beginning                                            1,172,793           1,314,626
                                                          -----------------  ------------------
Net assets, ending                                        $        944,930   $       1,172,793
                                                          =================  ==================

Units sold                                                          92,944             106,229
Units redeemed                                                    (218,664)           (180,452)
                                                          -----------------  ------------------
Net increase (decrease)                                           (125,720)            (74,223)
Units outstanding, beginning                                       646,949             721,172
                                                          -----------------  ------------------
Units outstanding, ending                                          521,229             646,949
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     11,697,392
Cost of units redeemed/account charges                                           (10,989,432)
Net investment income (loss)                                                          91,944
Net realized gain (loss)                                                              18,178
Realized gain distributions                                                          143,646
Net change in unrealized appreciation (depreciation)                                 (16,798)
                                                                            -----------------
Net assets                                                                  $        944,930
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.81                 521  $              945               1.25%                0.0%
12/31/2017                     1.81                 647               1,173               1.25%               -0.6%
12/31/2016                     1.82                 721               1,315               1.25%               -0.1%
12/31/2015                     1.83               1,371               2,502               1.25%               -0.5%
12/31/2014                     1.83               1,206               2,213               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               1.00%                0.3%
12/31/2017                     1.88                   0                   0               1.00%               -0.3%
12/31/2016                     1.88                   0                   0               1.00%                0.1%
12/31/2015                     1.88                   0                   0               1.00%               -0.3%
12/31/2014                     1.89                   0                   0               1.00%                0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.96                   0  $                0               0.75%                0.5%
12/31/2017                     1.95                   0                   0               0.75%               -0.1%
12/31/2016                     1.95                   0                   0               0.75%                0.4%
12/31/2015                     1.94                   0                   0               0.75%                0.0%
12/31/2014                     1.94                   0                   0               0.75%                0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   0  $                0               0.50%                0.8%
12/31/2017                     2.02                   0                   0               0.50%                0.2%
12/31/2016                     2.01                   0                   0               0.50%                0.6%
12/31/2015                     2.00                   0                   0               0.50%                0.2%
12/31/2014                     2.00                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.11                   0  $                0               0.25%                1.0%
12/31/2017                     2.09                   0                   0               0.25%                0.4%
12/31/2016                     2.08                   0                   0               0.25%                0.9%
12/31/2015                     2.06                   0                   0               0.25%                0.5%
12/31/2014                     2.05                   0                   0               0.25%                0.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.44                   0  $                0               0.00%                1.3%
12/31/2017                     2.41                   0                   0               0.00%                0.7%
12/31/2016                     2.39                   0                   0               0.00%                1.1%
12/31/2015                     2.37                   0                   0               0.00%                0.7%
12/31/2014                     2.35                   0                   0               0.00%                1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.2%
    2016        1.0%
    2015        0.8%
    2014        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    46,783,738  $    49,832,352        2,305,753
                                                      ===============  ===============
Receivables: investments sold                168,836
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    46,952,574
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   45,332,942      18,347,579  $          2.47
Band 100                                        --              --             2.52
Band 75                                         --              --             2.58
Band 50                                         --              --             2.64
Band 25                                         --              --             2.69
Band 0                                   1,619,632         588,729             2.75
                                    --------------  --------------
 Total                              $   46,952,574      18,936,308
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       217,661
Mortality & expense charges                                                        (677,779)
                                                                            ----------------
Net investment income (loss)                                                       (460,118)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            951,139
Realized gain distributions                                                       5,890,236
Net change in unrealized appreciation (depreciation)                            (10,537,198)
                                                                            ----------------
Net gain (loss)                                                                  (3,695,823)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (4,155,941)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (460,118)  $       (360,993)
Net realized gain (loss)                                          951,139          1,024,427
Realized gain distributions                                     5,890,236          3,453,523
Net change in unrealized appreciation (depreciation)          (10,537,198)         5,895,955
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,155,941)        10,012,912
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,967,866         11,069,485
Cost of units redeemed                                        (12,219,621)       (17,433,335)
Account charges                                                   (11,064)           (12,510)
                                                         -----------------  -----------------
Increase (decrease)                                              (262,819)        (6,376,360)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,418,760)         3,636,552
Net assets, beginning                                          51,371,334         47,734,782
                                                         -----------------  -----------------
Net assets, ending                                       $     46,952,574   $     51,371,334
                                                         =================  =================

Units sold                                                      4,200,678          4,604,706
Units redeemed                                                 (4,262,771)        (7,155,899)
                                                         -----------------  -----------------
Net increase (decrease)                                           (62,093)        (2,551,193)
Units outstanding, beginning                                   18,998,401         21,549,594
                                                         -----------------  -----------------
Units outstanding, ending                                      18,936,308         18,998,401
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    104,269,774
Cost of units redeemed/account charges                                           (80,941,032)
Net investment income (loss)                                                      (2,606,820)
Net realized gain (loss)                                                           3,194,523
Realized gain distributions                                                       26,084,743
Net change in unrealized appreciation (depreciation)                              (3,048,614)
                                                                            -----------------
Net assets                                                                  $     46,952,574
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.47              18,348  $           45,333               1.25%               -8.4%
12/31/2017                     2.70              18,575              50,114               1.25%               21.9%
12/31/2016                     2.21              21,269              47,061               1.25%               13.5%
12/31/2015                     1.95              21,300              41,519               1.25%               -4.0%
12/31/2014                     2.03              21,191              43,009               1.25%                2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.52                   0  $                0               1.00%               -8.2%
12/31/2017                     2.75                   0                   0               1.00%               22.2%
12/31/2016                     2.25                   0                   0               1.00%               13.8%
12/31/2015                     1.98                   0                   0               1.00%               -3.7%
12/31/2014                     2.05                   0                   0               1.00%                2.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.58                   0  $                0               0.75%               -8.0%
12/31/2017                     2.80                   0                   0               0.75%               22.5%
12/31/2016                     2.29                   0                   0               0.75%               14.1%
12/31/2015                     2.00                   0                   0               0.75%               -3.5%
12/31/2014                     2.08                   0                   0               0.75%                2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.64                   0  $                0               0.50%               -7.7%
12/31/2017                     2.86                   0                   0               0.50%               22.9%
12/31/2016                     2.32                   0                   0               0.50%               14.4%
12/31/2015                     2.03                   0                   0               0.50%               -3.2%
12/31/2014                     2.10                   0                   0               0.50%                2.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.69                   0  $                0               0.25%               -7.5%
12/31/2017                     2.91                   0                   0               0.25%               23.2%
12/31/2016                     2.36                   0                   0               0.25%               14.7%
12/31/2015                     2.06                   0                   0               0.25%               -3.0%
12/31/2014                     2.13                   0                   0               0.25%                3.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.75                 589  $            1,620               0.00%               -7.3%
12/31/2017                     2.97                 424               1,257               0.00%               23.5%
12/31/2016                     2.40                 281                 674               0.00%               14.9%
12/31/2015                     2.09                  16                  33               0.00%               -2.8%
12/31/2014                     2.15                   0                   1               0.00%                3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.5%
    2016        0.3%
    2015        0.4%
    2014        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              VANGUARD 500 INDEX FUND ADMIRAL CLASS - 922908710

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    58,302,738   $   61,910,449          251,912
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (16,724)
                                     ----------------
Net assets                           $    58,286,014
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   49,093,481      43,376,272  $          1.13
Band 100                                        --              --             1.14
Band 75                                         --              --             1.14
Band 50                                         --              --             1.15
Band 25                                         --              --             1.16
Band 0                                   9,192,533       7,915,290             1.16
                                    --------------  --------------
 Total                              $   58,286,014      51,291,562
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       799,954
Mortality & expense charges                                                        (356,162)
                                                                            ----------------
Net investment income (loss)                                                        443,792
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            392,691
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (5,677,636)
                                                                            ----------------
Net gain (loss)                                                                  (5,284,945)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (4,841,153)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        443,792   $        218,767
Net realized gain (loss)                                          392,691            558,959
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (5,677,636)         2,069,925
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (4,841,153)         2,847,651
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       50,126,727         38,527,800
Cost of units redeemed                                        (12,313,131)       (15,978,425)
Account charges                                                   (60,709)           (22,746)
                                                         -----------------  -----------------
Increase (decrease)                                            37,752,887         22,526,629
                                                         -----------------  -----------------
Net increase (decrease)                                        32,911,734         25,374,280
Net assets, beginning                                          25,374,280                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     58,286,014   $     25,374,280
                                                         =================  =================

Units sold                                                     41,127,639         35,547,372
Units redeemed                                                (10,886,076)       (14,497,373)
                                                         -----------------  -----------------
Net increase (decrease)                                        30,241,563         21,049,999
Units outstanding, beginning                                   21,049,999                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      51,291,562         21,049,999
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    88,654,527
Cost of units redeemed/account charges                                          (28,375,011)
Net investment income (loss)                                                        662,559
Net realized gain (loss)                                                            951,650
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (3,607,711)
                                                                            ----------------
Net assets                                                                  $    58,286,014
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13              43,376  $           49,093               1.25%               -5.6%
12/31/2017                     1.20              12,860              15,422               1.25%               20.3%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               1.00%               -5.4%
12/31/2017                     1.20                   0                   0               1.00%               20.6%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -5.1%
12/31/2017                     1.21                   0                   0               0.75%               20.9%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.50%               -4.9%
12/31/2017                     1.21                   0                   0               0.50%               21.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -4.7%
12/31/2017                     1.21                   0                   0               0.25%               21.5%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16               7,915  $            9,193               0.00%               -4.4%
12/31/2017                     1.22               8,190               9,953               0.00%               21.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VANGUARD BALANCED INDEX FUND ADMIRAL CLASS - 921931200

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     4,823,090   $     5,088,111          146,198
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,648)
                                     ----------------
Net assets                           $     4,821,442
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,821,442       4,485,250  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.09
Band 25                                          --              --             1.10
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     4,821,442       4,485,250
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         63,397
Mortality & expense charges                                                          (27,415)
                                                                            -----------------
Net investment income (loss)                                                          35,982
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              46,042
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (313,979)
                                                                            -----------------
Net gain (loss)                                                                     (267,937)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (231,955)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED      PERIOD ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         35,982   $          5,402
Net realized gain (loss)                                           46,042                280
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (313,979)            48,958
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (231,955)            54,640
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,205,584          1,419,585
Cost of units redeemed                                         (2,946,611)          (674,193)
Account charges                                                    (4,492)            (1,116)
                                                         -----------------  -----------------
Increase (decrease)                                             4,254,481            744,276
                                                         -----------------  -----------------
Net increase (decrease)                                         4,022,526            798,916
Net assets, beginning                                             798,916                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,821,442   $        798,916
                                                         =================  =================

Units sold                                                      6,407,027          1,363,738
Units redeemed                                                 (2,634,737)          (650,778)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,772,290            712,960
Units outstanding, beginning                                      712,960                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,485,250            712,960
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,625,169
Cost of units redeemed/account charges                                            (3,626,412)
Net investment income (loss)                                                          41,384
Net realized gain (loss)                                                              46,322
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (265,021)
                                                                            -----------------
Net assets                                                                  $      4,821,442
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               4,485  $            4,821               1.25%               -4.1%
12/31/2017                     1.12                 713                 799               1.25%               12.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -3.8%
12/31/2017                     1.12                   0                   0               1.00%               12.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -3.6%
12/31/2017                     1.13                   0                   0               0.75%               13.0%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -3.3%
12/31/2017                     1.13                   0                   0               0.50%               13.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -3.1%
12/31/2017                     1.13                   0                   0               0.25%               13.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -2.9%
12/31/2017                     1.14                   0                   0               0.00%               13.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL CLASS - 921943809

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $     4,640,046  $     5,283,803          387,963
                                                      ===============  ===============
Receivables: investments sold                173,785
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,813,831
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,813,831       4,584,876  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     4,813,831       4,584,876
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        122,051
Mortality & expense charges                                                          (49,310)
                                                                            -----------------
Net investment income (loss)                                                          72,741
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,801
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (847,329)
                                                                            -----------------
Net gain (loss)                                                                     (836,528)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (763,787)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         72,741   $         27,005
Net realized gain (loss)                                           10,801              5,689
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (847,329)           203,572
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (763,787)           236,266
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,525,607          3,276,992
Cost of units redeemed                                         (1,251,668)          (208,215)
Account charges                                                    (1,195)              (169)
                                                         -----------------  -----------------
Increase (decrease)                                             2,272,744          3,068,608
                                                         -----------------  -----------------
Net increase (decrease)                                         1,508,957          3,304,874
Net assets, beginning                                           3,304,874                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,813,831   $      3,304,874
                                                         =================  =================

Units sold                                                      2,974,900          2,869,796
Units redeemed                                                 (1,049,037)          (210,783)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,925,863          2,659,013
Units outstanding, beginning                                    2,659,013                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,584,876          2,659,013
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,802,599
Cost of units redeemed/account charges                                            (1,461,247)
Net investment income (loss)                                                          99,746
Net realized gain (loss)                                                              16,490
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (643,757)
                                                                            -----------------
Net assets                                                                  $      4,813,831
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               4,585  $            4,814               1.25%              -15.5%
12/31/2017                     1.24               2,659               3,305               1.25%               24.8%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -15.3%
12/31/2017                     1.25                   0                   0               1.00%               25.1%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%              -15.1%
12/31/2017                     1.25                   0                   0               0.75%               25.5%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%              -14.9%
12/31/2017                     1.25                   0                   0               0.50%               25.8%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%              -14.7%
12/31/2017                     1.26                   0                   0               0.25%               26.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%              -14.5%
12/31/2017                     1.26                   0                   0               0.00%               26.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL CLASS - 922042841

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,357,735   $    1,527,079           42,749
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (13,293)
                                     ----------------
Net assets                           $     1,344,442
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,344,442       1,254,158  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     1,344,442       1,254,158
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         33,129
Mortality & expense charges                                                           (13,720)
                                                                             -----------------
Net investment income (loss)                                                           19,409
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (17,778)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (221,372)
                                                                             -----------------
Net gain (loss)                                                                      (239,150)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (219,741)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         19,409   $         10,492
Net realized gain (loss)                                          (17,778)            23,832
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (221,372)            52,028
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (219,741)            86,352
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,327,547          1,373,138
Cost of units redeemed                                           (616,700)          (603,889)
Account charges                                                    (1,484)              (781)
                                                         -----------------  -----------------
Increase (decrease)                                               709,363            768,468
                                                         -----------------  -----------------
Net increase (decrease)                                           489,622            854,820
Net assets, beginning                                             854,820                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,344,442   $        854,820
                                                         =================  =================

Units sold                                                      1,115,194          1,189,153
Units redeemed                                                   (533,704)          (516,485)
                                                         -----------------  -----------------
Net increase (decrease)                                           581,490            672,668
Units outstanding, beginning                                      672,668                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,254,158            672,668
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,700,685
Cost of units redeemed/account charges                                             (1,222,854)
Net investment income (loss)                                                           29,901
Net realized gain (loss)                                                                6,054
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (169,344)
                                                                             -----------------
Net assets                                                                   $      1,344,442
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               1,254  $            1,344               1.25%              -15.6%
12/31/2017                     1.27                 673                 855               1.25%               29.8%
12/31/2016                     0.98                   0                   0               1.25%               -2.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%              -15.4%
12/31/2017                     1.27                   0                   0               1.00%               30.1%
12/31/2016                     0.98                   0                   0               1.00%               -2.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%              -15.2%
12/31/2017                     1.28                   0                   0               0.75%               30.4%
12/31/2016                     0.98                   0                   0               0.75%               -2.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%              -15.0%
12/31/2017                     1.28                   0                   0               0.50%               30.7%
12/31/2016                     0.98                   0                   0               0.50%               -2.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%              -14.8%
12/31/2017                     1.28                   0                   0               0.25%               31.1%
12/31/2016                     0.98                   0                   0               0.25%               -2.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%              -14.6%
12/31/2017                     1.29                   0                   0               0.00%               31.4%
12/31/2016                     0.98                   0                   0               0.00%               -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
               VANGUARD ENERGY FUND ADMIRAL CLASS - 921908802

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        232,847  $       280,135            2,868
                                                       ===============  ===============
Receivables: investments sold                   1,680
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        234,527
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       234,527         284,094  $         0.83
Band 100                                        --              --            0.83
Band 75                                         --              --            0.83
Band 50                                         --              --            0.84
Band 25                                         --              --            0.84
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $       234,527         284,094
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $          5,788
Mortality & expense charges                                                           (3,088)
                                                                            -----------------
Net investment income (loss)                                                           2,700
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              17,095
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (53,670)
                                                                            -----------------
Net gain (loss)                                                                      (36,575)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        (33,875)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,700   $          4,625
Net realized gain (loss)                                           17,095              3,007
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (53,670)             6,382
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (33,875)            14,014
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          215,563            497,698
Cost of units redeemed                                           (334,026)          (124,832)
Account charges                                                       (15)                --
                                                         -----------------  -----------------
Increase (decrease)                                              (118,478)           372,866
                                                         -----------------  -----------------
Net increase (decrease)                                          (152,353)           386,880
Net assets, beginning                                             386,880                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        234,527   $        386,880
                                                         =================  =================

Units sold                                                        223,839            512,195
Units redeemed                                                   (323,492)          (128,448)
                                                         -----------------  -----------------
Net increase (decrease)                                           (99,653)           383,747
Units outstanding, beginning                                      383,747                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         284,094            383,747
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $        713,261
Cost of units redeemed/account charges                                              (458,873)
Net investment income (loss)                                                           7,325
Net realized gain (loss)                                                              20,102
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                 (47,288)
                                                                            -----------------
Net assets                                                                  $        234,527
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                 284  $              235               1.25%              -18.1%
12/31/2017                     1.01                 384                 387               1.25%                2.0%
12/31/2016                     0.99                   0                   0               1.25%               -1.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               1.00%              -17.9%
12/31/2017                     1.01                   0                   0               1.00%                2.2%
12/31/2016                     0.99                   0                   0               1.00%               -1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.75%              -17.7%
12/31/2017                     1.01                   0                   0               0.75%                2.5%
12/31/2016                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.50%              -17.5%
12/31/2017                     1.02                   0                   0               0.50%                2.7%
12/31/2016                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.25%              -17.3%
12/31/2017                     1.02                   0                   0               0.25%                3.0%
12/31/2016                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -17.1%
12/31/2017                     1.02                   0                   0               0.00%                3.3%
12/31/2016                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        2.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            VANGUARD EQUITY INCOME FUND ADMIRAL CLASS - 921921300

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    10,411,197   $   12,002,946          156,724
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (43,069)
                                     ----------------
Net assets                           $    10,368,128
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band 125                            $   10,368,128        9,468,134  $         1.10
Band 100                                        --               --            1.10
Band 75                                         --               --            1.11
Band 50                                         --               --            1.11
Band 25                                         --               --            1.12
Band 0                                          --               --            1.12
                                    --------------  ---------------
 Total                              $   10,368,128        9,468,134
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        175,394
Mortality & expense charges                                                          (60,647)
                                                                            -----------------
Net investment income (loss)                                                         114,747
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              57,405
Realized gain distributions                                                          726,521
Net change in unrealized appreciation (depreciation)                              (1,684,205)
                                                                            -----------------
Net gain (loss)                                                                     (900,279)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (785,532)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        114,747   $         15,681
Net realized gain (loss)                                           57,405             14,874
Realized gain distributions                                       726,521             26,480
Net change in unrealized appreciation (depreciation)           (1,684,205)            92,456
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (785,532)           149,491
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       11,921,996          3,955,974
Cost of units redeemed                                         (3,204,184)        (1,654,117)
Account charges                                                   (13,215)            (2,285)
                                                         -----------------  -----------------
Increase (decrease)                                             8,704,597          2,299,572
                                                         -----------------  -----------------
Net increase (decrease)                                         7,919,065          2,449,063
Net assets, beginning                                           2,449,063                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     10,368,128   $      2,449,063
                                                         =================  =================

Units sold                                                     10,436,844          3,551,085
Units redeemed                                                 (3,052,547)        (1,467,248)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,384,297          2,083,837
Units outstanding, beginning                                    2,083,837                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       9,468,134          2,083,837
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     15,877,970
Cost of units redeemed/account charges                                            (4,873,801)
Net investment income (loss)                                                         130,428
Net realized gain (loss)                                                              72,279
Realized gain distributions                                                          753,001
Net change in unrealized appreciation (depreciation)                              (1,591,749)
                                                                            -----------------
Net assets                                                                  $     10,368,128
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10               9,468  $           10,368               1.25%               -6.8%
12/31/2017                     1.18               2,084               2,449               1.25%               17.0%
12/31/2016                     1.00                   0                   0               1.25%                0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -6.6%
12/31/2017                     1.18                   0                   0               1.00%               17.3%
12/31/2016                     1.00                   0                   0               1.00%                0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.75%               -6.4%
12/31/2017                     1.18                   0                   0               0.75%               17.6%
12/31/2016                     1.00                   0                   0               0.75%                0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -6.1%
12/31/2017                     1.18                   0                   0               0.50%               17.9%
12/31/2016                     1.00                   0                   0               0.50%                0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.25%               -5.9%
12/31/2017                     1.19                   0                   0               0.25%               18.2%
12/31/2016                     1.00                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -5.6%
12/31/2017                     1.19                   0                   0               0.00%               18.5%
12/31/2016                     1.01                   0                   0               0.00%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
              VANGUARD EXPLORER FUND ADMIRAL CLASS - 921926200

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,091,219  $      3,679,773           39,748
                                                      ================  ===============
Receivables: investments sold                 30,923
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,122,142
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,122,142       2,740,173  $          1.14
Band 100                                         --              --             1.15
Band 75                                          --              --             1.15
Band 50                                          --              --             1.16
Band 25                                          --              --             1.16
Band 0                                           --              --             1.17
                                    ---------------  --------------
 Total                              $     3,122,142       2,740,173
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         13,768
Mortality & expense charges                                                          (31,030)
                                                                            -----------------
Net investment income (loss)                                                         (17,262)
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              25,470
Realized gain distributions                                                          289,296
Net change in unrealized appreciation (depreciation)                                (548,684)
                                                                            -----------------
Net gain (loss)                                                                     (233,918)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (251,180)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (17,262)  $           (507)
Net realized gain (loss)                                           25,470              7,195
Realized gain distributions                                       289,296            137,395
Net change in unrealized appreciation (depreciation)             (548,684)           (39,870)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (251,180)           104,213
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,855,677          2,096,017
Cost of units redeemed                                           (366,868)          (312,808)
Account charges                                                    (2,070)              (839)
                                                         -----------------  -----------------
Increase (decrease)                                             1,486,739          1,782,370
                                                         -----------------  -----------------
Net increase (decrease)                                         1,235,559          1,886,583
Net assets, beginning                                           1,886,583                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,122,142   $      1,886,583
                                                         =================  =================

Units sold                                                      1,423,723          1,887,562
Units redeemed                                                   (279,605)          (291,507)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,144,118          1,596,055
Units outstanding, beginning                                    1,596,055                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,740,173          1,596,055
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,951,694
Cost of units redeemed/account charges                                              (682,585)
Net investment income (loss)                                                         (17,769)
Net realized gain (loss)                                                              32,665
Realized gain distributions                                                          426,691
Net change in unrealized appreciation (depreciation)                                (588,554)
                                                                            -----------------
Net assets                                                                  $      3,122,142
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14               2,740  $            3,122               1.25%               -3.6%
12/31/2017                     1.18               1,596               1,887               1.25%               21.6%
12/31/2016                     0.97                   0                   0               1.25%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               1.00%               -3.4%
12/31/2017                     1.19                   0                   0               1.00%               21.9%
12/31/2016                     0.97                   0                   0               1.00%               -2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.75%               -3.1%
12/31/2017                     1.19                   0                   0               0.75%               22.2%
12/31/2016                     0.97                   0                   0               0.75%               -2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.50%               -2.9%
12/31/2017                     1.19                   0                   0               0.50%               22.5%
12/31/2016                     0.97                   0                   0               0.50%               -2.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.16                   0  $                0               0.25%               -2.6%
12/31/2017                     1.19                   0                   0               0.25%               22.8%
12/31/2016                     0.97                   0                   0               0.25%               -2.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.17                   0  $                0               0.00%               -2.4%
12/31/2017                     1.20                   0                   0               0.00%               23.1%
12/31/2016                     0.97                   0                   0               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.5%
    2017        0.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL CLASS - 922908694

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,466,169  $      4,299,206           45,788
                                                      ================  ===============
Receivables: investments sold                 19,356
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,485,525
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,485,525       3,404,694  $          1.02
Band 100                                         --              --             1.03
Band 75                                          --              --             1.03
Band 50                                          --              --             1.04
Band 25                                          --              --             1.05
Band 0                                           --              --             1.05
                                    ---------------  --------------
 Total                              $     3,485,525       3,404,694
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         33,811
Mortality & expense charges                                                           (17,549)
                                                                             -----------------
Net investment income (loss)                                                           16,262
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (11,851)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (834,551)
                                                                             -----------------
Net gain (loss)                                                                      (846,402)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (830,140)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         16,262   $            104
Net realized gain (loss)                                           (11,851)                 4
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)              (834,551)             1,514
                                                          -----------------  ----------------
Increase (decrease) in net assets from operations                 (830,140)             1,622
                                                          -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                         4,477,405             66,765
Cost of units redeemed                                            (227,881)                --
Account charges                                                     (2,246)                --
                                                          -----------------  ----------------
Increase (decrease)                                              4,247,278             66,765
                                                          -----------------  ----------------
Net increase (decrease)                                          3,417,138             68,387
Net assets, beginning                                               68,387                 --
                                                          -----------------  ----------------
Net assets, ending                                        $      3,485,525   $         68,387
                                                          =================  ================

Units sold                                                       3,566,741             59,790
Units redeemed                                                    (221,837)                --
                                                          -----------------  ----------------
Net increase (decrease)                                          3,344,904             59,790
Units outstanding, beginning                                        59,790                 --
                                                          -----------------  ----------------
Units outstanding, ending                                        3,404,694             59,790
                                                          =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,544,170
Cost of units redeemed/account charges                                               (230,127)
Net investment income (loss)                                                           16,366
Net realized gain (loss)                                                              (11,847)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (833,037)
                                                                             -----------------
Net assets                                                                   $      3,485,525
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               3,405  $            3,486               1.25%              -10.5%
12/31/2017                     1.14                  60                  68               1.25%               16.6%
12/31/2016                     0.98                   0                   0               1.25%               -1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%              -10.3%
12/31/2017                     1.15                   0                   0               1.00%               16.9%
12/31/2016                     0.98                   0                   0               1.00%               -1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%              -10.0%
12/31/2017                     1.15                   0                   0               0.75%               17.2%
12/31/2016                     0.98                   0                   0               0.75%               -1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -9.8%
12/31/2017                     1.15                   0                   0               0.50%               17.5%
12/31/2016                     0.98                   0                   0               0.50%               -1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -9.6%
12/31/2017                     1.16                   0                   0               0.25%               17.8%
12/31/2016                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.00%               -9.4%
12/31/2017                     1.16                   0                   0               0.00%               18.1%
12/31/2016                     0.98                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            VANGUARD GROWTH INDEX FUND ADMIRAL CLASS - 922908660

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     3,074,679   $    3,214,875           44,502
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (55,611)
                                     ----------------
Net assets                           $     3,019,068
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,019,068       2,518,797  $          1.20
Band 100                                         --              --             1.20
Band 75                                          --              --             1.21
Band 50                                          --              --             1.22
Band 25                                          --              --             1.22
Band 0                                           --              --             1.23
                                    ---------------  --------------
 Total                              $     3,019,068       2,518,797
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         33,740
Mortality & expense charges                                                          (32,765)
                                                                            -----------------
Net investment income (loss)                                                             975
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              44,460
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (256,672)
                                                                            -----------------
Net gain (loss)                                                                     (212,212)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (211,237)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            975   $           (466)
Net realized gain (loss)                                           44,460            448,723
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (256,672)           116,476
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (211,237)           564,733
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,584,805          5,870,171
Cost of units redeemed                                         (1,141,953)        (4,645,566)
Account charges                                                    (1,709)              (176)
                                                         -----------------  -----------------
Increase (decrease)                                             1,441,143          1,224,429
                                                         -----------------  -----------------
Net increase (decrease)                                         1,229,906          1,789,162
Net assets, beginning                                           1,789,162                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,019,068   $      1,789,162
                                                         =================  =================

Units sold                                                      1,964,491          5,280,726
Units redeemed                                                   (870,455)        (3,855,965)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,094,036          1,424,761
Units outstanding, beginning                                    1,424,761                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,518,797          1,424,761
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     8,454,976
Cost of units redeemed/account charges                                           (5,789,404)
Net investment income (loss)                                                            509
Net realized gain (loss)                                                            493,183
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (140,196)
                                                                            ----------------
Net assets                                                                  $     3,019,068
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20               2,519  $            3,019               1.25%               -4.6%
12/31/2017                     1.26               1,425               1,789               1.25%               26.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                   0  $                0               1.00%               -4.3%
12/31/2017                     1.26                   0                   0               1.00%               26.5%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               0.75%               -4.1%
12/31/2017                     1.26                   0                   0               0.75%               26.9%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%               -3.8%
12/31/2017                     1.27                   0                   0               0.50%               27.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.25%               -3.6%
12/31/2017                     1.27                   0                   0               0.25%               27.5%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%               -3.3%
12/31/2017                     1.27                   0                   0               0.00%               27.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             VANGUARD HEALTH CARE FUND ADMIRAL CLASS - 921908885

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        591,077  $       652,228            7,357
                                                       ===============  ===============
Receivables: investments sold                   2,068
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        593,145
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       593,145         493,117  $         1.20
Band 100                                        --              --            1.21
Band 75                                         --              --            1.22
Band 50                                         --              --            1.22
Band 25                                         --              --            1.23
Band 0                                          --              --            1.23
                                   ---------------  --------------
 Total                             $       593,145         493,117
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          7,078
Mortality & expense charges                                                            (6,964)
                                                                             -----------------
Net investment income (loss)                                                              114
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  152
Realized gain distributions                                                            42,567
Net change in unrealized appreciation (depreciation)                                  (47,576)
                                                                             -----------------
Net gain (loss)                                                                        (4,857)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (4,743)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            114   $          2,559
Net realized gain (loss)                                              152               (383)
Realized gain distributions                                        42,567             17,530
Net change in unrealized appreciation (depreciation)              (47,576)           (13,575)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (4,743)             6,131
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          126,700            533,856
Cost of units redeemed                                            (50,052)           (18,729)
Account charges                                                       (14)                (4)
                                                         -----------------  -----------------
Increase (decrease)                                                76,634            515,123
                                                         -----------------  -----------------
Net increase (decrease)                                            71,891            521,254
Net assets, beginning                                             521,254                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        593,145   $        521,254
                                                         =================  =================

Units sold                                                         99,385            448,917
Units redeemed                                                    (39,374)           (15,811)
                                                         -----------------  -----------------
Net increase (decrease)                                            60,011            433,106
Units outstanding, beginning                                      433,106                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         493,117            433,106
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $         660,556
Cost of units redeemed/account charges                                                 (68,799)
Net investment income (loss)                                                             2,673
Net realized gain (loss)                                                                  (231)
Realized gain distributions                                                             60,097
Net change in unrealized appreciation (depreciation)                                   (61,151)
                                                                              -----------------
Net assets                                                                   $         593,145
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.20                 493  $              593               1.25%               -0.1%
12/31/2017                     1.20                 433                 521               1.25%               18.2%
12/31/2016                     1.02                   0                   0               1.25%                1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.21                   0  $                0               1.00%                0.2%
12/31/2017                     1.21                   0                   0               1.00%               18.5%
12/31/2016                     1.02                   0                   0               1.00%                1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.75%                0.4%
12/31/2017                     1.21                   0                   0               0.75%               18.8%
12/31/2016                     1.02                   0                   0               0.75%                1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.22                   0  $                0               0.50%                0.7%
12/31/2017                     1.21                   0                   0               0.50%               19.1%
12/31/2016                     1.02                   0                   0               0.50%                1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.25%                1.0%
12/31/2017                     1.22                   0                   0               0.25%               19.4%
12/31/2016                     1.02                   0                   0               0.25%                1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.23                   0  $                0               0.00%                1.2%
12/31/2017                     1.22                   0                   0               0.00%               19.7%
12/31/2016                     1.02                   0                   0               0.00%                1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        1.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL CLASS - 922031760

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     2,931,311   $    3,147,181          536,767
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (14,581)
                                     ----------------
Net assets                           $     2,916,730
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,004,704       1,964,984  $          1.02
Band 100                                         --              --             1.03
Band 75                                          --              --             1.03
Band 50                                          --              --             1.04
Band 25                                          --              --             1.04
Band 0                                      912,026         871,186             1.05
                                    ---------------  --------------
 Total                              $     2,916,730       2,836,170
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        139,965
Mortality & expense charges                                                           (20,521)
                                                                             -----------------
Net investment income (loss)                                                          119,444
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (20,528)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (201,821)
                                                                             -----------------
Net gain (loss)                                                                      (222,349)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (102,905)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        119,444   $         49,953
Net realized gain (loss)                                          (20,528)               667
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (201,821)           (14,049)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (102,905)            36,571
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,381,905          2,620,962
Cost of units redeemed                                           (861,348)          (153,440)
Account charges                                                    (3,536)            (1,479)
                                                         -----------------  -----------------
Increase (decrease)                                               517,021          2,466,043
                                                         -----------------  -----------------
Net increase (decrease)                                           414,116          2,502,614
Net assets, beginning                                           2,502,614                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,916,730   $      2,502,614
                                                         =================  =================

Units sold                                                      1,312,637          2,490,699
Units redeemed                                                   (820,061)          (147,105)
                                                         -----------------  -----------------
Net increase (decrease)                                           492,576          2,343,594
Units outstanding, beginning                                    2,343,594                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,836,170          2,343,594
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,002,867
Cost of units redeemed/account charges                                             (1,019,803)
Net investment income (loss)                                                          169,397
Net realized gain (loss)                                                              (19,861)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (215,870)
                                                                             -----------------
Net assets                                                                   $      2,916,730
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               1,965  $            2,005               1.25%               -4.1%
12/31/2017                     1.06               1,659               1,765               1.25%                5.8%
12/31/2016                     1.01                   0                   0               1.25%                0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -3.8%
12/31/2017                     1.07                   0                   0               1.00%                6.1%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -3.6%
12/31/2017                     1.07                   0                   0               0.75%                6.3%
12/31/2016                     1.01                   0                   0               0.75%                0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -3.4%
12/31/2017                     1.07                   0                   0               0.50%                6.6%
12/31/2016                     1.01                   0                   0               0.50%                0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -3.1%
12/31/2017                     1.08                   0                   0               0.25%                6.9%
12/31/2016                     1.01                   0                   0               0.25%                0.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 871  $              912               0.00%               -2.9%
12/31/2017                     1.08                 684                 738               0.00%                7.1%
12/31/2016                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        5.2%
    2017        4.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL CLASS - 921937801

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,928,012  $      1,937,658          174,556
                                                      ================  ===============
Receivables: investments sold                 24,845
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,952,857
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,952,857       1,935,494  $          1.01
Band 100                                         --              --             1.01
Band 75                                          --              --             1.02
Band 50                                          --              --             1.02
Band 25                                          --              --             1.03
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     1,952,857       1,935,494
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         32,334
Mortality & expense charges                                                            (14,122)
                                                                              -----------------
Net investment income (loss)                                                            18,212
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (9,945)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (8,689)
                                                                              -----------------
Net gain (loss)                                                                        (18,634)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (422)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2018*               2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         18,212   $          4,744
Net realized gain (loss)                                            (9,945)             5,010
Realized gain distributions                                             --                855
Net change in unrealized appreciation (depreciation)                (8,689)              (957)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                     (422)             9,652
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,393,258          1,373,546
Cost of units redeemed                                            (341,420)          (479,763)
Account charges                                                     (1,319)              (675)
                                                          -----------------  -----------------
Increase (decrease)                                              1,050,519            893,108
                                                          -----------------  -----------------
Net increase (decrease)                                          1,050,097            902,760
Net assets, beginning                                              902,760                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,952,857   $        902,760
                                                          =================  =================

Units sold                                                       1,399,127          1,348,298
Units redeemed                                                    (345,703)          (466,228)
                                                          -----------------  -----------------
Net increase (decrease)                                          1,053,424            882,070
Units outstanding, beginning                                       882,070                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,935,494            882,070
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,766,804
Cost of units redeemed/account charges                                                (823,177)
Net investment income (loss)                                                            22,956
Net realized gain (loss)                                                                (4,935)
Realized gain distributions                                                                855
Net change in unrealized appreciation (depreciation)                                    (9,646)
                                                                              -----------------
Net assets                                                                    $      1,952,857
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               1,935  $            1,953               1.25%               -1.4%
12/31/2017                     1.02                 882                 903               1.25%                2.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%               -1.2%
12/31/2017                     1.03                   0                   0               1.00%                2.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -0.9%
12/31/2017                     1.03                   0                   0               0.75%                3.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -0.7%
12/31/2017                     1.03                   0                   0               0.50%                3.3%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.4%
12/31/2017                     1.03                   0                   0               0.25%                3.6%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -0.2%
12/31/2017                     1.04                   0                   0               0.00%                3.8%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        2.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD INTERMEDIATE-TERM INVEST.-GRADE FD. ADMIRAL CL. - 922031810

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       346,866   $       352,934           36,846
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (2,912)
                                     ----------------
Net assets                           $       343,954
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       343,954         340,067  $         1.01
Band 100                                        --              --            1.02
Band 75                                         --              --            1.02
Band 50                                         --              --            1.03
Band 25                                         --              --            1.03
Band 0                                          --              --            1.04
                                   ---------------  --------------
 Total                             $       343,954         340,067
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          8,135
Mortality & expense charges                                                             (3,101)
                                                                              -----------------
Net investment income (loss)                                                             5,034
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,651)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (5,956)
                                                                              -----------------
Net gain (loss)                                                                         (8,607)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (3,573)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED      PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2018*             2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $          5,034   $            738
Net realized gain (loss)                                             (2,651)                (3)
Realized gain distributions                                              --                165
Net change in unrealized appreciation (depreciation)                 (5,956)              (112)
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                    (3,573)               788
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            171,943            309,857
Cost of units redeemed                                              (61,738)           (73,184)
Account charges                                                         (62)               (77)
                                                           -----------------  -----------------
Increase (decrease)                                                 110,143            236,596
                                                           -----------------  -----------------
Net increase (decrease)                                             106,570            237,384
Net assets, beginning                                               237,384                 --
                                                           -----------------  -----------------
Net assets, ending                                         $        343,954   $        237,384
                                                           =================  =================

Units sold                                                          171,048            301,981
Units redeemed                                                      (61,672)           (71,290)
                                                           -----------------  -----------------
Net increase (decrease)                                             109,376            230,691
Units outstanding, beginning                                        230,691                 --
                                                           -----------------  -----------------
Units outstanding, ending                                           340,067            230,691
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        481,800
Cost of units redeemed/account charges                                                (135,061)
Net investment income (loss)                                                             5,772
Net realized gain (loss)                                                                (2,654)
Realized gain distributions                                                                165
Net change in unrealized appreciation (depreciation)                                    (6,068)
                                                                              -----------------
Net assets                                                                    $        343,954
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                 340  $              344               1.25%               -1.7%
12/31/2017                     1.03                 231                 237               1.25%                3.0%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -1.5%
12/31/2017                     1.03                   0                   0               1.00%                3.2%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -1.2%
12/31/2017                     1.03                   0                   0               0.75%                3.5%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -1.0%
12/31/2017                     1.04                   0                   0               0.50%                3.7%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.7%
12/31/2017                     1.04                   0                   0               0.25%                4.0%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -0.5%
12/31/2017                     1.04                   0                   0               0.00%                4.3%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VANGUARD INTERMEDIATE-TERM TREASURY FUND ADMIRAL CLASS - 922031828

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     1,084,009   $    1,059,446           99,052
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (19,586)
                                     ----------------
Net assets                           $     1,064,423
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,064,423       1,064,197  $          1.00
Band 100                                         --              --             1.01
Band 75                                          --              --             1.01
Band 50                                          --              --             1.02
Band 25                                          --              --             1.02
Band 0                                           --              --             1.03
                                    ---------------  --------------
 Total                              $     1,064,423       1,064,197
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         11,585
Mortality & expense charges                                                            (5,606)
                                                                             -----------------
Net investment income (loss)                                                            5,979
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (17,414)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   26,202
                                                                             -----------------
Net gain (loss)                                                                         8,788
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         14,767
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,979   $            386
Net realized gain (loss)                                          (17,414)                15
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)               26,202             (1,639)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  14,767             (1,238)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,886,801            167,782
Cost of units redeemed                                           (974,706)           (28,263)
Account charges                                                      (669)               (51)
                                                         -----------------  -----------------
Increase (decrease)                                               911,426            139,468
                                                         -----------------  -----------------
Net increase (decrease)                                           926,193            138,230
Net assets, beginning                                             138,230                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,064,423   $        138,230
                                                         =================  =================

Units sold                                                      1,929,194            165,990
Units redeemed                                                 (1,002,988)           (27,999)
                                                         -----------------  -----------------
Net increase (decrease)                                           926,206            137,991
Units outstanding, beginning                                      137,991                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,064,197            137,991
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,054,583
Cost of units redeemed/account charges                                             (1,003,689)
Net investment income (loss)                                                            6,365
Net realized gain (loss)                                                              (17,399)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                   24,563
                                                                             -----------------
Net assets                                                                   $      1,064,423
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               1,064  $            1,064               1.25%               -0.2%
12/31/2017                     1.00                 138                 138               1.25%                0.4%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%                0.1%
12/31/2017                     1.00                   0                   0               1.00%                0.7%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%                0.4%
12/31/2017                     1.01                   0                   0               0.75%                0.9%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%                0.6%
12/31/2017                     1.01                   0                   0               0.50%                1.2%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%                0.9%
12/31/2017                     1.01                   0                   0               0.25%                1.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                1.1%
12/31/2017                     1.02                   0                   0               0.00%                1.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.9%
    2017        1.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VANGUARD LIFESTRATEGY CONSERV. GROWTH FUND INVESTOR CL. - 921909305

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       359,475   $       383,212           19,254
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (8,745)
                                     ----------------
Net assets                           $       350,730
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       350,730         334,517  $         1.05
Band 100                                        --              --            1.05
Band 75                                         --              --            1.06
Band 50                                         --              --            1.06
Band 25                                         --              --            1.07
Band 0                                          --              --            1.08
                                   ---------------  --------------
 Total                             $       350,730         334,517
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         20,202
Mortality & expense charges                                                           (10,529)
                                                                             -----------------
Net investment income (loss)                                                            9,673
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (43,775)
Realized gain distributions                                                             3,867
Net change in unrealized appreciation (depreciation)                                  (22,520)
                                                                             -----------------
Net gain (loss)                                                                       (62,428)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (52,755)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          9,673   $          1,262
Net realized gain (loss)                                          (43,775)                --
Realized gain distributions                                         3,867                410
Net change in unrealized appreciation (depreciation)              (22,520)            (1,217)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (52,755)               455
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,755,933            327,132
Cost of units redeemed                                         (2,514,303)          (162,968)
Account charges                                                    (2,764)                --
                                                         -----------------  -----------------
Increase (decrease)                                               238,866            164,164
                                                         -----------------  -----------------
Net increase (decrease)                                           186,111            164,619
Net assets, beginning                                             164,619                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        350,730   $        164,619
                                                         =================  =================

Units sold                                                      2,516,987            299,857
Units redeemed                                                 (2,332,938)          (149,389)
                                                         -----------------  -----------------
Net increase (decrease)                                           184,049            150,468
Units outstanding, beginning                                      150,468                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         334,517            150,468
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      3,083,065
Cost of units redeemed/account charges                                             (2,680,035)
Net investment income (loss)                                                           10,935
Net realized gain (loss)                                                              (43,775)
Realized gain distributions                                                             4,277
Net change in unrealized appreciation (depreciation)                                  (23,737)
                                                                             -----------------
Net assets                                                                   $        350,730
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                 335  $              351               1.25%               -4.2%
12/31/2017                     1.09                 150                 165               1.25%                9.6%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               1.00%               -3.9%
12/31/2017                     1.10                   0                   0               1.00%                9.9%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -3.7%
12/31/2017                     1.10                   0                   0               0.75%               10.2%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.50%               -3.4%
12/31/2017                     1.10                   0                   0               0.50%               10.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -3.2%
12/31/2017                     1.11                   0                   0               0.25%               10.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -3.0%
12/31/2017                     1.11                   0                   0               0.00%               11.0%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        7.8%
    2017        1.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VANGUARD LIFESTRATEGY GROWTH FUND INVESTOR CLASS - 921909503

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,144,200  $     1,267,557           38,063
                                                       ===============  ===============
Receivables: investments sold                   2,507
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,146,707
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,146,707       1,064,497  $          1.08
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.09
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     1,146,707       1,064,497
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         20,766
Mortality & expense charges                                                            (8,588)
                                                                             -----------------
Net investment income (loss)                                                           12,178
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,696
Realized gain distributions                                                            19,897
Net change in unrealized appreciation (depreciation)                                 (150,773)
                                                                             -----------------
Net gain (loss)                                                                      (129,180)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (117,002)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,178   $          4,051
Net realized gain (loss)                                            1,696                125
Realized gain distributions                                        19,897                169
Net change in unrealized appreciation (depreciation)             (150,773)            27,416
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (117,002)            31,761
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          880,313            402,996
Cost of units redeemed                                            (12,340)           (36,687)
Account charges                                                    (2,110)              (224)
                                                         -----------------  -----------------
Increase (decrease)                                               865,863            366,085
                                                         -----------------  -----------------
Net increase (decrease)                                           748,861            397,846
Net assets, beginning                                             397,846                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,146,707   $        397,846
                                                         =================  =================

Units sold                                                        737,539            371,153
Units redeemed                                                    (12,588)           (31,607)
                                                         -----------------  -----------------
Net increase (decrease)                                           724,951            339,546
Units outstanding, beginning                                      339,546                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,064,497            339,546
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,283,309
Cost of units redeemed/account charges                                                (51,361)
Net investment income (loss)                                                           16,229
Net realized gain (loss)                                                                1,821
Realized gain distributions                                                            20,066
Net change in unrealized appreciation (depreciation)                                 (123,357)
                                                                             -----------------
Net assets                                                                   $      1,146,707
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,064  $            1,147               1.25%               -8.1%
12/31/2017                     1.17                 340                 398               1.25%               17.7%
12/31/2016                     1.00                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -7.8%
12/31/2017                     1.17                   0                   0               1.00%               18.0%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -7.6%
12/31/2017                     1.18                   0                   0               0.75%               18.3%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -7.4%
12/31/2017                     1.18                   0                   0               0.50%               18.6%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -7.1%
12/31/2017                     1.18                   0                   0               0.25%               18.9%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -6.9%
12/31/2017                     1.19                   0                   0               0.00%               19.2%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        3.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VANGUARD LIFESTRATEGY INCOME FUND INVESTOR CLASS - 921909206

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $         6,313   $         6,629              424
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $         6,311
                                     ================

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         6,311            6,111  $         1.03
Band 100                                         --               --            1.04
Band 75                                          --               --            1.04
Band 50                                          --               --            1.05
Band 25                                          --               --            1.05
Band 0                                           --               --            1.06
                                    ---------------  ---------------
 Total                              $         6,311            6,111
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $             170
Mortality & expense charges                                                                  (79)
                                                                               ------------------
Net investment income (loss)                                                                  91
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   47
Net change in unrealized appreciation (depreciation)                                        (283)
                                                                               ------------------
Net gain (loss)                                                                             (237)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (146)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             91   $             53
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                            47                  7
Net change in unrealized appreciation (depreciation)                 (283)               (33)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                    (146)                27
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              264             12,566
Cost of units redeemed                                                 --             (6,283)
Account charges                                                       (39)               (78)
                                                         -----------------  -----------------
Increase (decrease)                                                   225              6,205
                                                         -----------------  -----------------
Net increase (decrease)                                                79              6,232
Net assets, beginning                                               6,232                 --
                                                         -----------------  -----------------
Net assets, ending                                       $          6,311   $          6,232
                                                         =================  =================

Units sold                                                            252             11,934
Units redeemed                                                        (37)            (6,038)
                                                         -----------------  -----------------
Net increase (decrease)                                               215              5,896
Units outstanding, beginning                                        5,896                 --
                                                         -----------------  -----------------
Units outstanding, ending                                           6,111              5,896
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          12,830
Cost of units redeemed/account charges                                                    (6,400)
Net investment income (loss)                                                                 144
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                   54
Net change in unrealized appreciation (depreciation)                                        (316)
                                                                               ------------------
Net assets                                                                     $           6,311
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   6  $                6               1.25%               -2.3%
12/31/2017                     1.06                   6                   6               1.25%                5.7%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -2.0%
12/31/2017                     1.06                   0                   0               1.00%                5.9%
12/31/2016                     1.00                   0                   0               1.00%                0.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -1.8%
12/31/2017                     1.06                   0                   0               0.75%                6.2%
12/31/2016                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -1.5%
12/31/2017                     1.07                   0                   0               0.50%                6.5%
12/31/2016                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -1.3%
12/31/2017                     1.07                   0                   0               0.25%                6.7%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -1.1%
12/31/2017                     1.07                   0                   0               0.00%                7.0%
12/31/2016                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        1.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD LIFESTRATEGY MODERATE GROWTH FD. INVESTOR CLASS - 921909404

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,154,278  $     4,577,603          167,511
                                                       ===============  ===============
Receivables: investments sold                   3,590
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,157,868
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,157,868       3,910,336  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.07
Band 50                                          --              --             1.08
Band 25                                          --              --             1.09
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     4,157,868       3,910,336
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         80,995
Mortality & expense charges                                                            (32,917)
                                                                              -----------------
Net investment income (loss)                                                            48,078
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (7,574)
Realized gain distributions                                                             60,671
Net change in unrealized appreciation (depreciation)                                  (438,821)
                                                                              -----------------
Net gain (loss)                                                                       (385,724)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (337,646)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         48,078   $         17,003
Net realized gain (loss)                                            (7,574)             1,033
Realized gain distributions                                         60,671              2,644
Net change in unrealized appreciation (depreciation)              (438,821)            15,496
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (337,646)            36,176
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         4,057,206          2,675,225
Cost of units redeemed                                          (1,118,241)        (1,130,460)
Account charges                                                    (24,229)              (163)
                                                          -----------------  -----------------
Increase (decrease)                                              2,914,736          1,544,602
                                                          -----------------  -----------------
Net increase (decrease)                                          2,577,090          1,580,778
Net assets, beginning                                            1,580,778                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      4,157,868   $      1,580,778
                                                          =================  =================

Units sold                                                       3,554,373          2,397,142
Units redeemed                                                  (1,040,061)        (1,001,118)
                                                          -----------------  -----------------
Net increase (decrease)                                          2,514,312          1,396,024
Units outstanding, beginning                                     1,396,024                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        3,910,336          1,396,024
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      6,732,431
Cost of units redeemed/account charges                                              (2,273,093)
Net investment income (loss)                                                            65,081
Net realized gain (loss)                                                                (6,541)
Realized gain distributions                                                             63,315
Net change in unrealized appreciation (depreciation)                                  (423,325)
                                                                              -----------------
Net assets                                                                    $      4,157,868
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               3,910  $            4,158               1.25%               -6.1%
12/31/2017                     1.13               1,396               1,581               1.25%               13.6%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -5.9%
12/31/2017                     1.14                   0                   0               1.00%               13.9%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -5.6%
12/31/2017                     1.14                   0                   0               0.75%               14.2%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -5.4%
12/31/2017                     1.14                   0                   0               0.50%               14.5%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -5.1%
12/31/2017                     1.14                   0                   0               0.25%               14.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -4.9%
12/31/2017                     1.15                   0                   0               0.00%               15.0%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VANGUARD MATERIALS INDEX FUND ADMIRAL CLASS - 92204A785

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         3,536  $         4,236               62
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         3,536
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         3,536            3,681  $         0.96
Band 100                                         --               --            0.97
Band 75                                          --               --            0.97
Band 50                                          --               --            0.98
Band 25                                          --               --            0.98
Band 0                                           --               --            0.99
                                    ---------------  ---------------
 Total                              $         3,536            3,681
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $            123
Mortality & expense charges                                                                (93)
                                                                              -----------------
Net investment income (loss)                                                                30
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (252)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (825)
                                                                              -----------------
Net gain (loss)                                                                         (1,077)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         (1,047)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             30   $             --
Net realized gain (loss)                                              (252)                35
Realized gain distributions                                             --                 --
Net change in unrealized appreciation (depreciation)                  (825)               125
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   (1,047)               160
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             6,331              8,675
Cost of units redeemed                                              (8,554)            (2,018)
Account charges                                                        (11)                --
                                                          -----------------  -----------------
Increase (decrease)                                                 (2,234)             6,657
                                                          -----------------  -----------------
Net increase (decrease)                                             (3,281)             6,817
Net assets, beginning                                                6,817                 --
                                                          -----------------  -----------------
Net assets, ending                                        $          3,536   $          6,817
                                                          =================  =================

Units sold                                                           8,529              7,544
Units redeemed                                                     (10,638)            (1,754)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,109)             5,790
Units outstanding, beginning                                         5,790                 --
                                                          -----------------  -----------------
Units outstanding, ending                                            3,681              5,790
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         15,006
Cost of units redeemed/account charges                                                 (10,583)
Net investment income (loss)                                                                30
Net realized gain (loss)                                                                  (217)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                      (700)
                                                                              -----------------
Net assets                                                                    $          3,536
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   4  $                4               1.25%              -18.4%
12/31/2017                     1.18                   6                   7               1.25%               22.1%
12/31/2016                     0.96                   0                   0               1.25%               -3.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%              -18.2%
12/31/2017                     1.18                   0                   0               1.00%               22.5%
12/31/2016                     0.96                   0                   0               1.00%               -3.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.75%              -18.0%
12/31/2017                     1.18                   0                   0               0.75%               22.8%
12/31/2016                     0.96                   0                   0               0.75%               -3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.50%              -17.8%
12/31/2017                     1.19                   0                   0               0.50%               23.1%
12/31/2016                     0.96                   0                   0               0.50%               -3.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.25%              -17.6%
12/31/2017                     1.19                   0                   0               0.25%               23.4%
12/31/2016                     0.96                   0                   0               0.25%               -3.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.00%              -17.4%
12/31/2017                     1.19                   0                   0               0.00%               23.7%
12/31/2016                     0.96                   0                   0               0.00%               -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.4%
    2017        0.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VANGUARD MID-CAP GROWTH FUND INVESTOR CLASS - 921946307

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     7,302,020  $      8,673,000          326,420
                                                      ================  ===============
Receivables: investments sold                 16,279
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     7,318,299
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     7,318,299       6,503,103  $          1.13
Band 100                                         --              --             1.13
Band 75                                          --              --             1.14
Band 50                                          --              --             1.14
Band 25                                          --              --             1.15
Band 0                                           --              --             1.15
                                    ---------------  --------------
 Total                              $     7,318,299       6,503,103
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        28,439
Mortality & expense charges                                                         (96,748)
                                                                            ----------------
Net investment income (loss)                                                        (68,309)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            141,064
Realized gain distributions                                                         904,615
Net change in unrealized appreciation (depreciation)                             (1,575,781)
                                                                            ----------------
Net gain (loss)                                                                    (530,102)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (598,411)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (68,309)  $         (6,118)
Net realized gain (loss)                                          141,064             28,356
Realized gain distributions                                       904,615            187,575
Net change in unrealized appreciation (depreciation)           (1,575,781)           204,801
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (598,411)           414,614
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,593,945          9,053,843
Cost of units redeemed                                         (1,902,236)        (3,231,893)
Account charges                                                    (8,514)            (3,049)
                                                         -----------------  -----------------
Increase (decrease)                                             1,683,195          5,818,901
                                                         -----------------  -----------------
Net increase (decrease)                                         1,084,784          6,233,515
Net assets, beginning                                           6,233,515                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,318,299   $      6,233,515
                                                         =================  =================

Units sold                                                      2,765,037          8,202,989
Units redeemed                                                 (1,551,787)        (2,913,136)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,213,250          5,289,853
Units outstanding, beginning                                    5,289,853                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,503,103          5,289,853
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    12,647,788
Cost of units redeemed/account charges                                           (5,145,692)
Net investment income (loss)                                                        (74,427)
Net realized gain (loss)                                                            169,420
Realized gain distributions                                                       1,092,190
Net change in unrealized appreciation (depreciation)                             (1,370,980)
                                                                            ----------------
Net assets                                                                  $     7,318,299
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               6,503  $            7,318               1.25%               -4.5%
12/31/2017                     1.18               5,290               6,234               1.25%               20.5%
12/31/2016                     0.98                   0                   0               1.25%               -2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               1.00%               -4.3%
12/31/2017                     1.18                   0                   0               1.00%               20.8%
12/31/2016                     0.98                   0                   0               1.00%               -2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.75%               -4.0%
12/31/2017                     1.18                   0                   0               0.75%               21.1%
12/31/2016                     0.98                   0                   0               0.75%               -2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.50%               -3.8%
12/31/2017                     1.19                   0                   0               0.50%               21.4%
12/31/2016                     0.98                   0                   0               0.50%               -2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.25%               -3.5%
12/31/2017                     1.19                   0                   0               0.25%               21.7%
12/31/2016                     0.98                   0                   0               0.25%               -2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.15                   0  $                0               0.00%               -3.3%
12/31/2017                     1.19                   0                   0               0.00%               22.0%
12/31/2016                     0.98                   0                   0               0.00%               -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%
    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            VANGUARD MID-CAP INDEX FUND ADMIRAL CLASS - 922908645

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    20,170,082  $     21,931,646          117,926
                                                      ================  ===============
Receivables: investments sold                 59,202
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    20,229,284
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   14,989,068      14,522,039  $          1.03
Band 100                                        --              --             1.04
Band 75                                         --              --             1.04
Band 50                                         --              --             1.05
Band 25                                         --              --             1.05
Band 0                                   5,240,216       4,947,717             1.06
                                    --------------  --------------
 Total                              $   20,229,284      19,469,756
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       297,543
Mortality & expense charges                                                        (137,433)
                                                                            ----------------
Net investment income (loss)                                                        160,110
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            142,935
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (2,605,267)
                                                                            ----------------
Net gain (loss)                                                                  (2,462,332)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,302,222)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        160,110   $         76,077
Net realized gain (loss)                                          142,935             36,741
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (2,605,267)           843,703
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,302,222)           956,521
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,866,196         16,412,928
Cost of units redeemed                                         (4,842,882)        (3,831,321)
Account charges                                                   (21,816)            (8,120)
                                                         -----------------  -----------------
Increase (decrease)                                             9,001,498         12,573,487
                                                         -----------------  -----------------
Net increase (decrease)                                         6,699,276         13,530,008
Net assets, beginning                                          13,530,008                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     20,229,284   $     13,530,008
                                                         =================  =================

Units sold                                                     12,396,626         15,302,115
Units redeemed                                                 (4,605,118)        (3,623,867)
                                                         -----------------  -----------------
Net increase (decrease)                                         7,791,508         11,678,248
Units outstanding, beginning                                   11,678,248                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      19,469,756         11,678,248
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    30,279,124
Cost of units redeemed/account charges                                           (8,704,139)
Net investment income (loss)                                                        236,187
Net realized gain (loss)                                                            179,676
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,761,564)
                                                                            ----------------
Net assets                                                                  $    20,229,284
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03              14,522  $           14,989               1.25%              -10.4%
12/31/2017                     1.15               6,292               7,245               1.25%               17.8%
12/31/2016                     0.98                   0                   0               1.25%               -2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%              -10.1%
12/31/2017                     1.15                   0                   0               1.00%               18.1%
12/31/2016                     0.98                   0                   0               1.00%               -2.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.75%               -9.9%
12/31/2017                     1.16                   0                   0               0.75%               18.4%
12/31/2016                     0.98                   0                   0               0.75%               -2.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -9.7%
12/31/2017                     1.16                   0                   0               0.50%               18.7%
12/31/2016                     0.98                   0                   0               0.50%               -2.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.25%               -9.5%
12/31/2017                     1.16                   0                   0               0.25%               19.0%
12/31/2016                     0.98                   0                   0               0.25%               -2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               4,948  $            5,240               0.00%               -9.2%
12/31/2017                     1.17               5,386               6,285               0.00%               19.3%
12/31/2016                     0.98                   0                   0               0.00%               -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.8%
    2017        1.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             VANGUARD REIT INDEX FUND ADMIRAL CLASS - 921908877

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,670,368   $     1,797,106           15,799
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (3,548)
                                     ----------------
Net assets                           $     1,666,820
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,666,820       1,714,663  $          0.97
Band 100                                         --              --             0.98
Band 75                                          --              --             0.98
Band 50                                          --              --             0.99
Band 25                                          --              --             0.99
Band 0                                           --              --             1.00
                                    ---------------  --------------
 Total                              $     1,666,820       1,714,663
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         55,480
Mortality & expense charges                                                           (15,300)
                                                                             -----------------
Net investment income (loss)                                                           40,180
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (12,220)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (120,861)
                                                                             -----------------
Net gain (loss)                                                                      (133,081)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (92,901)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         40,180   $         20,752
Net realized gain (loss)                                          (12,220)              (867)
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (120,861)            (5,877)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (92,901)            14,008
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,316,473          1,604,230
Cost of units redeemed                                           (509,375)          (662,499)
Account charges                                                    (2,266)              (850)
                                                         -----------------  -----------------
Increase (decrease)                                               804,832            940,881
                                                         -----------------  -----------------
Net increase (decrease)                                           711,931            954,889
Net assets, beginning                                             954,889                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,666,820   $        954,889
                                                         =================  =================

Units sold                                                      1,308,989          1,561,338
Units redeemed                                                   (506,632)          (649,032)
                                                         -----------------  -----------------
Net increase (decrease)                                           802,357            912,306
Units outstanding, beginning                                      912,306                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,714,663            912,306
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,920,703
Cost of units redeemed/account charges                                             (1,174,990)
Net investment income (loss)                                                           60,932
Net realized gain (loss)                                                              (13,087)
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (126,738)
                                                                             -----------------
Net assets                                                                   $      1,666,820
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97               1,715  $            1,667               1.25%               -7.1%
12/31/2017                     1.05                 912                 955               1.25%                3.6%
12/31/2016                     1.01                   0                   0               1.25%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -6.9%
12/31/2017                     1.05                   0                   0               1.00%                3.9%
12/31/2016                     1.01                   0                   0               1.00%                1.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.75%               -6.7%
12/31/2017                     1.05                   0                   0               0.75%                4.2%
12/31/2016                     1.01                   0                   0               0.75%                1.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -6.4%
12/31/2017                     1.06                   0                   0               0.50%                4.4%
12/31/2016                     1.01                   0                   0               0.50%                1.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.25%               -6.2%
12/31/2017                     1.06                   0                   0               0.25%                4.7%
12/31/2016                     1.01                   0                   0               0.25%                1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -5.9%
12/31/2017                     1.06                   0                   0               0.00%                4.9%
12/31/2016                     1.01                   0                   0               0.00%                1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.2%
    2017        5.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VANGUARD SELECTED VALUE FUND INVESTOR CLASS - 921946109

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,760,290  $      7,523,670          256,240
                                                      ================  ===============
Receivables: investments sold                 30,057
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,790,347
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,634,296       6,142,100  $          0.92
Band 100                                         --              --             0.92
Band 75                                     156,051         168,371             0.93
Band 50                                          --              --             0.93
Band 25                                          --              --             0.94
Band 0                                           --              --             0.94
                                    ---------------  --------------
 Total                              $     5,790,347       6,310,471
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        109,349
Mortality & expense charges                                                           (49,763)
                                                                             -----------------
Net investment income (loss)                                                           59,586
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (68,833)
Realized gain distributions                                                           468,411
Net change in unrealized appreciation (depreciation)                               (1,673,862)
                                                                             -----------------
Net gain (loss)                                                                    (1,274,284)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $     (1,214,698)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         59,586   $         20,036
Net realized gain (loss)                                          (68,833)             5,607
Realized gain distributions                                       468,411            172,039
Net change in unrealized appreciation (depreciation)           (1,673,862)           (89,518)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (1,214,698)           108,164
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,673,589          4,258,430
Cost of units redeemed                                           (940,746)        (2,084,619)
Account charges                                                    (7,905)            (1,868)
                                                         -----------------  -----------------
Increase (decrease)                                             4,724,938          2,171,943
                                                         -----------------  -----------------
Net increase (decrease)                                         3,510,240          2,280,107
Net assets, beginning                                           2,280,107                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      5,790,347   $      2,280,107
                                                         =================  =================

Units sold                                                      5,353,020          3,864,303
Units redeemed                                                 (1,012,799)        (1,894,053)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,340,221          1,970,250
Units outstanding, beginning                                    1,970,250                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,310,471          1,970,250
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      9,932,019
Cost of units redeemed/account charges                                             (3,035,138)
Net investment income (loss)                                                           79,622
Net realized gain (loss)                                                              (63,226)
Realized gain distributions                                                           640,450
Net change in unrealized appreciation (depreciation)                               (1,763,380)
                                                                             -----------------
Net assets                                                                   $      5,790,347
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92               6,142  $            5,634               1.25%              -20.7%
12/31/2017                     1.16               1,970               2,280               1.25%               18.0%
12/31/2016                     0.98                   0                   0               1.25%               -2.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               1.00%              -20.5%
12/31/2017                     1.16                   0                   0               1.00%               18.3%
12/31/2016                     0.98                   0                   0               1.00%               -1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                 168  $              156               0.75%              -20.3%
12/31/2017                     1.16                   0                   0               0.75%               18.6%
12/31/2016                     0.98                   0                   0               0.75%               -1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.93                   0  $                0               0.50%              -20.1%
12/31/2017                     1.17                   0                   0               0.50%               18.9%
12/31/2016                     0.98                   0                   0               0.50%               -1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.25%              -19.9%
12/31/2017                     1.17                   0                   0               0.25%               19.2%
12/31/2016                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%              -19.7%
12/31/2017                     1.17                   0                   0               0.00%               19.5%
12/31/2016                     0.98                   0                   0               0.00%               -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VANGUARD SMALL-CAP VALUE INDEX FUND ADMIRAL CLASS - 921937686

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,926,011  $      2,222,204           39,298
                                                      ================  ===============
Receivables: investments sold                 30,269
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,956,280
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,956,280       2,084,142  $          0.94
Band 100                                         --              --             0.94
Band 75                                          --              --             0.95
Band 50                                          --              --             0.95
Band 25                                          --              --             0.96
Band 0                                           --              --             0.96
                                    ---------------  --------------
 Total                              $     1,956,280       2,084,142
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         26,536
Mortality & expense charges                                                           (11,718)
                                                                             -----------------
Net investment income (loss)                                                           14,818
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                6,068
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (314,008)
                                                                             -----------------
Net gain (loss)                                                                      (307,940)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (293,122)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         14,818   $          3,464
Net realized gain (loss)                                            6,068             93,326
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (314,008)            17,815
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (293,122)           114,605
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,885,228          2,959,319
Cost of units redeemed                                           (242,550)        (2,463,786)
Account charges                                                      (722)            (2,692)
                                                         -----------------  -----------------
Increase (decrease)                                             1,641,956            492,841
                                                         -----------------  -----------------
Net increase (decrease)                                         1,348,834            607,446
Net assets, beginning                                             607,446                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,956,280   $        607,446
                                                         =================  =================

Units sold                                                      1,809,340          2,937,069
Units redeemed                                                   (286,112)        (2,376,155)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,523,228            560,914
Units outstanding, beginning                                      560,914                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,084,142            560,914
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      4,844,547
Cost of units redeemed/account charges                                            (2,709,750)
Net investment income (loss)                                                          18,282
Net realized gain (loss)                                                              99,394
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (296,193)
                                                                            -----------------
Net assets                                                                  $      1,956,280
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94               2,084  $            1,956               1.25%              -13.3%
12/31/2017                     1.08                 561                 607               1.25%               10.4%
12/31/2016                     0.98                   0                   0               1.25%               -1.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               1.00%              -13.1%
12/31/2017                     1.09                   0                   0               1.00%               10.7%
12/31/2016                     0.98                   0                   0               1.00%               -1.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.75%              -12.9%
12/31/2017                     1.09                   0                   0               0.75%               11.0%
12/31/2016                     0.98                   0                   0               0.75%               -1.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.50%              -12.7%
12/31/2017                     1.09                   0                   0               0.50%               11.2%
12/31/2016                     0.98                   0                   0               0.50%               -1.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.25%              -12.4%
12/31/2017                     1.09                   0                   0               0.25%               11.5%
12/31/2016                     0.98                   0                   0               0.25%               -1.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.00%              -12.2%
12/31/2017                     1.10                   0                   0               0.00%               11.8%
12/31/2016                     0.98                   0                   0               0.00%               -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.1%
    2017        5.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD SMALL-CAP GROWTH INDEX FUND ADMIRAL CLASS - 921937710

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,411,174  $      9,006,124          158,851
                                                      ================  ===============
Receivables: investments sold                 46,272
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,457,446
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,457,446       7,759,673  $          1.09
Band 100                                         --              --             1.10
Band 75                                          --              --             1.10
Band 50                                          --              --             1.11
Band 25                                          --              --             1.11
Band 0                                           --              --             1.12
                                    ---------------  --------------
 Total                              $     8,457,446       7,759,673
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        58,554
Mortality & expense charges                                                         (98,998)
                                                                            ----------------
Net investment income (loss)                                                        (40,444)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            122,225
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,025,663)
                                                                            ----------------
Net gain (loss)                                                                    (903,438)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (943,882)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (40,444)  $         (6,635)
Net realized gain (loss)                                          122,225            101,635
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (1,025,663)           430,713
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (943,882)           525,713
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,198,730         10,608,566
Cost of units redeemed                                         (1,118,708)        (4,808,902)
Account charges                                                    (3,203)              (868)
                                                         -----------------  -----------------
Increase (decrease)                                             3,076,819          5,798,796
                                                         -----------------  -----------------
Net increase (decrease)                                         2,132,937          6,324,509
Net assets, beginning                                           6,324,509                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,457,446   $      6,324,509
                                                         =================  =================

Units sold                                                      3,255,388          9,867,993
Units redeemed                                                   (900,170)        (4,463,538)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,355,218          5,404,455
Units outstanding, beginning                                    5,404,455                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       7,759,673          5,404,455
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    14,807,296
Cost of units redeemed/account charges                                           (5,931,681)
Net investment income (loss)                                                        (47,079)
Net realized gain (loss)                                                            223,860
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (594,950)
                                                                            ----------------
Net assets                                                                  $     8,457,446
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               7,760  $            8,457               1.25%               -6.9%
12/31/2017                     1.17               5,404               6,325               1.25%               20.4%
12/31/2016                     0.97                   0                   0               1.25%               -2.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               1.00%               -6.6%
12/31/2017                     1.17                   0                   0               1.00%               20.7%
12/31/2016                     0.97                   0                   0               1.00%               -2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -6.4%
12/31/2017                     1.18                   0                   0               0.75%               21.0%
12/31/2016                     0.97                   0                   0               0.75%               -2.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.50%               -6.2%
12/31/2017                     1.18                   0                   0               0.50%               21.3%
12/31/2016                     0.97                   0                   0               0.50%               -2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -5.9%
12/31/2017                     1.18                   0                   0               0.25%               21.6%
12/31/2016                     0.97                   0                   0               0.25%               -2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               0.00%               -5.7%
12/31/2017                     1.19                   0                   0               0.00%               21.9%
12/31/2016                     0.97                   0                   0               0.00%               -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.8%
    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
           VANGUARD SMALL-CAP INDEX FUND ADMIRAL CLASS - 922908686

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    14,000,027  $    15,978,280          221,414
                                                      ===============  ===============
Receivables: investments sold                119,680
Payables: investments purchased                   --
                                     ---------------
Net assets                           $    14,119,707
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $   12,857,022      12,801,005  $          1.00
Band 100                                        --              --             1.01
Band 75                                         --              --             1.01
Band 50                                         --              --             1.02
Band 25                                         --              --             1.03
Band 0                                   1,262,685       1,225,182             1.03
                                    --------------  --------------
 Total                              $   14,119,707      14,026,187
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $       178,046
Mortality & expense charges                                                        (109,932)
                                                                            ----------------
Net investment income (loss)                                                         68,114
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            106,160
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (2,291,486)
                                                                            ----------------
Net gain (loss)                                                                  (2,185,326)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $    (2,117,212)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         68,114   $         24,211
Net realized gain (loss)                                          106,160             62,177
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)           (2,291,486)           313,233
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              (2,117,212)           399,621
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       13,834,305          9,914,867
Cost of units redeemed                                         (4,275,169)        (3,619,711)
Account charges                                                   (12,804)            (4,190)
                                                         -----------------  -----------------
Increase (decrease)                                             9,546,332          6,290,966
                                                         -----------------  -----------------
Net increase (decrease)                                         7,429,120          6,690,587
Net assets, beginning                                           6,690,587                 --
                                                         -----------------  -----------------
Net assets, ending                                       $     14,119,707   $      6,690,587
                                                         =================  =================

Units sold                                                     12,276,007          9,590,494
Units redeemed                                                 (4,198,835)        (3,641,479)
                                                         -----------------  -----------------
Net increase (decrease)                                         8,077,172          5,949,015
Units outstanding, beginning                                    5,949,015                 --
                                                         -----------------  -----------------
Units outstanding, ending                                      14,026,187          5,949,015
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    23,749,172
Cost of units redeemed/account charges                                           (7,911,874)
Net investment income (loss)                                                         92,325
Net realized gain (loss)                                                            168,337
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                             (1,978,253)
                                                                            ----------------
Net assets                                                                  $    14,119,707
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00              12,801  $           12,857               1.25%              -10.4%
12/31/2017                     1.12               4,710               5,282               1.25%               14.8%
12/31/2016                     0.98                   0                   0               1.25%               -2.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%              -10.2%
12/31/2017                     1.12                   0                   0               1.00%               15.1%
12/31/2016                     0.98                   0                   0               1.00%               -2.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%              -10.0%
12/31/2017                     1.13                   0                   0               0.75%               15.4%
12/31/2016                     0.98                   0                   0               0.75%               -2.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%               -9.8%
12/31/2017                     1.13                   0                   0               0.50%               15.7%
12/31/2016                     0.98                   0                   0               0.50%               -2.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -9.5%
12/31/2017                     1.13                   0                   0               0.25%               15.9%
12/31/2016                     0.98                   0                   0               0.25%               -2.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03               1,225  $            1,263               0.00%               -9.3%
12/31/2017                     1.14               1,239               1,408               0.00%               16.2%
12/31/2016                     0.98                   0                   0               0.00%               -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.7%
    2017        1.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2015 FUND INVESTOR CLASS - 92202E300

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,325,921  $     1,477,605           95,665
                                                       ===============  ===============
Receivables: investments sold                   2,826
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,328,747
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,328,747       1,262,204  $          1.05
Band 100                                         --              --             1.06
Band 75                                          --              --             1.06
Band 50                                          --              --             1.07
Band 25                                          --              --             1.07
Band 0                                           --              --             1.08
                                    ---------------  --------------
 Total                              $     1,328,747       1,262,204
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         33,170
Mortality & expense charges                                                             (9,978)
                                                                              -----------------
Net investment income (loss)                                                            23,192
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (1,832)
Realized gain distributions                                                             57,023
Net change in unrealized appreciation (depreciation)                                  (136,334)
                                                                              -----------------
Net gain (loss)                                                                        (81,143)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (57,951)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         23,192   $          9,321
Net realized gain (loss)                                           (1,832)               860
Realized gain distributions                                        57,023             18,544
Net change in unrealized appreciation (depreciation)             (136,334)           (15,350)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (57,951)            13,375
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          965,811            574,207
Cost of units redeemed                                           (141,730)           (22,332)
Account charges                                                    (2,513)              (120)
                                                         -----------------  -----------------
Increase (decrease)                                               821,568            551,755
                                                         -----------------  -----------------
Net increase (decrease)                                           763,617            565,130
Net assets, beginning                                             565,130                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,328,747   $        565,130
                                                         =================  =================

Units sold                                                        890,880            534,974
Units redeemed                                                   (143,039)           (20,611)
                                                         -----------------  -----------------
Net increase (decrease)                                           747,841            514,363
Units outstanding, beginning                                      514,363                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,262,204            514,363
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      1,540,018
Cost of units redeemed/account charges                                                (166,695)
Net investment income (loss)                                                            32,513
Net realized gain (loss)                                                                  (972)
Realized gain distributions                                                             75,567
Net change in unrealized appreciation (depreciation)                                  (151,684)
                                                                              -----------------
Net assets                                                                    $      1,328,747
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05               1,262  $            1,329               1.25%               -4.2%
12/31/2017                     1.10                 514                 565               1.25%               10.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%               -3.9%
12/31/2017                     1.10                   0                   0               1.00%               10.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.75%               -3.7%
12/31/2017                     1.10                   0                   0               0.75%               10.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%               -3.5%
12/31/2017                     1.11                   0                   0               0.50%               11.0%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.25%               -3.2%
12/31/2017                     1.11                   0                   0               0.25%               11.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.00%               -3.0%
12/31/2017                     1.11                   0                   0               0.00%               11.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2020 FUND INVESTOR CLASS - 92202E805

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,721,891  $      5,165,557          164,928
                                                      ================  ===============
Receivables: investments sold                 11,900
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,733,791
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,733,791       4,456,050  $          1.06
Band 100                                         --              --             1.07
Band 75                                          --              --             1.07
Band 50                                          --              --             1.08
Band 25                                          --              --             1.08
Band 0                                           --              --             1.09
                                    ---------------  --------------
 Total                              $     4,733,791       4,456,050
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        117,356
Mortality & expense charges                                                           (39,143)
                                                                             -----------------
Net investment income (loss)                                                           78,213
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                3,145
Realized gain distributions                                                           105,351
Net change in unrealized appreciation (depreciation)                                 (461,269)
                                                                             -----------------
Net gain (loss)                                                                      (352,773)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (274,560)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         78,213   $         32,645
Net realized gain (loss)                                            3,145             32,894
Realized gain distributions                                       105,351             15,935
Net change in unrealized appreciation (depreciation)             (461,269)            17,603
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (274,560)            99,077
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,706,930          3,845,504
Cost of units redeemed                                           (942,794)        (1,694,611)
Account charges                                                    (5,339)              (416)
                                                         -----------------  -----------------
Increase (decrease)                                             2,758,797          2,150,477
                                                         -----------------  -----------------
Net increase (decrease)                                         2,484,237          2,249,554
Net assets, beginning                                           2,249,554                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,733,791   $      2,249,554
                                                         =================  =================

Units sold                                                      3,323,698          3,602,228
Units redeemed                                                   (870,133)        (1,599,743)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,453,565          2,002,485
Units outstanding, beginning                                    2,002,485                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,456,050          2,002,485
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,552,434
Cost of units redeemed/account charges                                            (2,643,160)
Net investment income (loss)                                                         110,858
Net realized gain (loss)                                                              36,039
Realized gain distributions                                                          121,286
Net change in unrealized appreciation (depreciation)                                (443,666)
                                                                            -----------------
Net assets                                                                  $      4,733,791
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               4,456  $            4,734               1.25%               -5.4%
12/31/2017                     1.12               2,002               2,250               1.25%               12.7%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -5.2%
12/31/2017                     1.13                   0                   0               1.00%               12.9%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%               -5.0%
12/31/2017                     1.13                   0                   0               0.75%               13.2%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.50%               -4.7%
12/31/2017                     1.13                   0                   0               0.50%               13.5%
12/31/2016                     1.00                   0                   0               0.50%               -0.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%               -4.5%
12/31/2017                     1.14                   0                   0               0.25%               13.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.00%               -4.2%
12/31/2017                     1.14                   0                   0               0.00%               14.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2025 FUND INVESTOR CLASS - 92202E409

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,972,717  $      7,503,895          409,918
                                                      ================  ===============
Receivables: investments sold                 14,676
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,987,393
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,987,393       6,536,052  $          1.07
Band 100                                         --              --             1.07
Band 75                                          --              --             1.08
Band 50                                          --              --             1.09
Band 25                                          --              --             1.09
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     6,987,393       6,536,052
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        172,503
Mortality & expense charges                                                           (68,311)
                                                                             -----------------
Net investment income (loss)                                                          104,192
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                4,116
Realized gain distributions                                                            39,839
Net change in unrealized appreciation (depreciation)                                 (614,026)
                                                                             -----------------
Net gain (loss)                                                                      (570,071)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (465,879)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        104,192   $         59,837
Net realized gain (loss)                                            4,116             15,407
Realized gain distributions                                        39,839             18,466
Net change in unrealized appreciation (depreciation)             (614,026)            82,848
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (465,879)           176,558
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,710,409          4,242,644
Cost of units redeemed                                         (1,245,969)          (420,601)
Account charges                                                    (9,569)              (200)
                                                         -----------------  -----------------
Increase (decrease)                                             3,454,871          3,821,843
                                                         -----------------  -----------------
Net increase (decrease)                                         2,988,992          3,998,401
Net assets, beginning                                           3,998,401                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,987,393   $      3,998,401
                                                         =================  =================

Units sold                                                      4,156,356          3,882,199
Units redeemed                                                 (1,123,473)          (379,030)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,032,883          3,503,169
Units outstanding, beginning                                    3,503,169                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       6,536,052          3,503,169
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      8,953,053
Cost of units redeemed/account charges                                            (1,676,339)
Net investment income (loss)                                                         164,029
Net realized gain (loss)                                                              19,523
Realized gain distributions                                                           58,305
Net change in unrealized appreciation (depreciation)                                (531,178)
                                                                            -----------------
Net assets                                                                  $      6,987,393
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               6,536  $            6,987               1.25%               -6.3%
12/31/2017                     1.14               3,503               3,998               1.25%               14.5%
12/31/2016                     1.00                   0                   0               1.25%               -0.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               1.00%               -6.1%
12/31/2017                     1.14                   0                   0               1.00%               14.8%
12/31/2016                     1.00                   0                   0               1.00%               -0.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.75%               -5.9%
12/31/2017                     1.15                   0                   0               0.75%               15.1%
12/31/2016                     1.00                   0                   0               0.75%               -0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -5.6%
12/31/2017                     1.15                   0                   0               0.50%               15.4%
12/31/2016                     1.00                   0                   0               0.50%               -0.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.25%               -5.4%
12/31/2017                     1.15                   0                   0               0.25%               15.7%
12/31/2016                     1.00                   0                   0               0.25%               -0.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -5.2%
12/31/2017                     1.16                   0                   0               0.00%               15.9%
12/31/2016                     1.00                   0                   0               0.00%               -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.1%
    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2030 FUND INVESTOR CLASS - 92202E888

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     8,682,857  $      9,375,873          281,728
                                                      ================  ===============
Receivables: investments sold                 10,792
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     8,693,649
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     8,693,649       8,090,540  $          1.07
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.09
Band 25                                          --              --             1.10
Band 0                                           --              --             1.10
                                    ---------------  --------------
 Total                              $     8,693,649       8,090,540
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        210,312
Mortality & expense charges                                                          (66,054)
                                                                            -----------------
Net investment income (loss)                                                         144,258
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              33,813
Realized gain distributions                                                           19,004
Net change in unrealized appreciation (depreciation)                                (838,796)
                                                                            -----------------
Net gain (loss)                                                                     (785,979)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (641,721)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        144,258   $         42,270
Net realized gain (loss)                                           33,813              6,316
Realized gain distributions                                        19,004              1,710
Net change in unrealized appreciation (depreciation)             (838,796)           145,780
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (641,721)           196,076
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        9,067,375          4,065,870
Cost of units redeemed                                         (2,816,342)        (1,169,390)
Account charges                                                    (7,793)              (426)
                                                         -----------------  -----------------
Increase (decrease)                                             6,243,240          2,896,054
                                                         -----------------  -----------------
Net increase (decrease)                                         5,601,519          3,092,130
Net assets, beginning                                           3,092,130                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      8,693,649   $      3,092,130
                                                         =================  =================

Units sold                                                      7,881,742          3,764,434
Units redeemed                                                 (2,466,465)        (1,089,171)
                                                         -----------------  -----------------
Net increase (decrease)                                         5,415,277          2,675,263
Units outstanding, beginning                                    2,675,263                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       8,090,540          2,675,263
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     13,133,245
Cost of units redeemed/account charges                                            (3,993,951)
Net investment income (loss)                                                         186,528
Net realized gain (loss)                                                              40,129
Realized gain distributions                                                           20,714
Net change in unrealized appreciation (depreciation)                                (693,016)
                                                                            -----------------
Net assets                                                                  $      8,693,649
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07               8,091  $            8,694               1.25%               -7.0%
12/31/2017                     1.16               2,675               3,092               1.25%               16.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -6.8%
12/31/2017                     1.16                   0                   0               1.00%               16.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -6.6%
12/31/2017                     1.16                   0                   0               0.75%               16.7%
12/31/2016                     1.00                   0                   0               0.75%               -0.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.50%               -6.3%
12/31/2017                     1.17                   0                   0               0.50%               16.9%
12/31/2016                     1.00                   0                   0               0.50%               -0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -6.1%
12/31/2017                     1.17                   0                   0               0.25%               17.2%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.00%               -5.9%
12/31/2017                     1.17                   0                   0               0.00%               17.5%
12/31/2016                     1.00                   0                   0               0.00%               -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.6%
    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2035 FUND INVESTOR CLASS - 92202E508

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,723,724  $      5,171,153          250,994
                                                      ================  ===============
Receivables: investments sold                 13,271
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     4,736,995
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     4,736,995       4,386,521  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     4,736,995       4,386,521
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        113,204
Mortality & expense charges                                                          (37,977)
                                                                            -----------------
Net investment income (loss)                                                          75,227
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              36,974
Realized gain distributions                                                           10,355
Net change in unrealized appreciation (depreciation)                                (533,785)
                                                                            -----------------
Net gain (loss)                                                                     (486,456)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (411,229)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         75,227   $         34,944
Net realized gain (loss)                                           36,974              3,213
Realized gain distributions                                        10,355              3,643
Net change in unrealized appreciation (depreciation)             (533,785)            86,356
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (411,229)           128,156
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,709,748          2,294,051
Cost of units redeemed                                           (910,414)           (67,743)
Account charges                                                    (5,223)              (351)
                                                         -----------------  -----------------
Increase (decrease)                                             2,794,111          2,225,957
                                                         -----------------  -----------------
Net increase (decrease)                                         2,382,882          2,354,113
Net assets, beginning                                           2,354,113                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,736,995   $      2,354,113
                                                         =================  =================

Units sold                                                      3,209,806          2,070,825
Units redeemed                                                   (834,368)           (59,742)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,375,438          2,011,083
Units outstanding, beginning                                    2,011,083                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,386,521          2,011,083
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      6,003,799
Cost of units redeemed/account charges                                              (983,731)
Net investment income (loss)                                                         110,171
Net realized gain (loss)                                                              40,187
Realized gain distributions                                                           13,998
Net change in unrealized appreciation (depreciation)                                (447,429)
                                                                            -----------------
Net assets                                                                  $      4,736,995
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               4,387  $            4,737               1.25%               -7.7%
12/31/2017                     1.17               2,011               2,354               1.25%               17.6%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -7.5%
12/31/2017                     1.17                   0                   0               1.00%               17.9%
12/31/2016                     1.00                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -7.3%
12/31/2017                     1.18                   0                   0               0.75%               18.2%
12/31/2016                     1.00                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -7.0%
12/31/2017                     1.18                   0                   0               0.50%               18.5%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -6.8%
12/31/2017                     1.18                   0                   0               0.25%               18.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -6.6%
12/31/2017                     1.19                   0                   0               0.00%               19.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.2%
    2017        3.9%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2040 FUND INVESTOR CLASS - 92202E870

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,930,660  $      6,508,388          183,554
                                                      ================  ===============
Receivables: investments sold                 15,599
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,946,259
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,946,259       5,479,772  $          1.09
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     5,946,259       5,479,772
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $        139,567
Mortality & expense charges                                                            (44,957)
                                                                              -----------------
Net investment income (loss)                                                            94,610
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (5,205)
Realized gain distributions                                                              9,975
Net change in unrealized appreciation (depreciation)                                  (647,134)
                                                                              -----------------
Net gain (loss)                                                                       (642,364)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $       (547,754)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         94,610   $         28,292
Net realized gain (loss)                                            (5,205)             9,554
Realized gain distributions                                          9,975                758
Net change in unrealized appreciation (depreciation)              (647,134)            69,406
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                 (547,754)           108,010
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         6,273,986          2,293,961
Cost of units redeemed                                          (1,708,330)          (463,643)
Account charges                                                     (9,176)              (795)
                                                          -----------------  -----------------
Increase (decrease)                                              4,556,480          1,829,523
                                                          -----------------  -----------------
Net increase (decrease)                                          4,008,726          1,937,533
Net assets, beginning                                            1,937,533                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      5,946,259   $      1,937,533
                                                          =================  =================

Units sold                                                       5,332,590          2,059,516
Units redeemed                                                  (1,486,900)          (425,434)
                                                          -----------------  -----------------
Net increase (decrease)                                          3,845,690          1,634,082
Units outstanding, beginning                                     1,634,082                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        5,479,772          1,634,082
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      8,567,947
Cost of units redeemed/account charges                                             (2,181,944)
Net investment income (loss)                                                          122,902
Net realized gain (loss)                                                                4,349
Realized gain distributions                                                            10,733
Net change in unrealized appreciation (depreciation)                                 (577,728)
                                                                             -----------------
Net assets                                                                   $      5,946,259
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09               5,480  $            5,946               1.25%               -8.5%
12/31/2017                     1.19               1,634               1,938               1.25%               19.2%
12/31/2016                     0.99                   0                   0               1.25%               -0.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.3%
12/31/2017                     1.19                   0                   0               1.00%               19.5%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.0%
12/31/2017                     1.19                   0                   0               0.75%               19.8%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -7.8%
12/31/2017                     1.20                   0                   0               0.50%               20.1%
12/31/2016                     1.00                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -7.6%
12/31/2017                     1.20                   0                   0               0.25%               20.4%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.3%
12/31/2017                     1.20                   0                   0               0.00%               20.7%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.5%
    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2045 FUND INVESTOR CLASS - 92202E607

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     3,632,547  $      4,038,489          179,740
                                                      ================  ===============
Receivables: investments sold                 11,370
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     3,643,917
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     3,643,917       3,361,256  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     3,643,917       3,361,256
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         84,582
Mortality & expense charges                                                           (27,616)
                                                                             -----------------
Net investment income (loss)                                                           56,966
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                8,191
Realized gain distributions                                                             4,602
Net change in unrealized appreciation (depreciation)                                 (457,899)
                                                                             -----------------
Net gain (loss)                                                                      (445,106)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (388,140)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         56,966   $         19,015
Net realized gain (loss)                                            8,191                712
Realized gain distributions                                         4,602                569
Net change in unrealized appreciation (depreciation)             (457,899)            51,957
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (388,140)            72,253
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,204,861          1,235,655
Cost of units redeemed                                           (461,865)           (12,109)
Account charges                                                    (6,520)              (218)
                                                         -----------------  -----------------
Increase (decrease)                                             2,736,476          1,223,328
                                                         -----------------  -----------------
Net increase (decrease)                                         2,348,336          1,295,581
Net assets, beginning                                           1,295,581                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      3,643,917   $      1,295,581
                                                         =================  =================

Units sold                                                      2,680,476          1,097,616
Units redeemed                                                   (406,149)           (10,687)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,274,327          1,086,929
Units outstanding, beginning                                    1,086,929                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       3,361,256          1,086,929
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      4,440,516
Cost of units redeemed/account charges                                               (480,712)
Net investment income (loss)                                                           75,981
Net realized gain (loss)                                                                8,903
Realized gain distributions                                                             5,171
Net change in unrealized appreciation (depreciation)                                 (405,942)
                                                                             -----------------
Net assets                                                                   $      3,643,917
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               3,361  $            3,644               1.25%               -9.0%
12/31/2017                     1.19               1,087               1,296               1.25%               19.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.8%
12/31/2017                     1.20                   0                   0               1.00%               20.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.6%
12/31/2017                     1.20                   0                   0               0.75%               20.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.4%
12/31/2017                     1.20                   0                   0               0.50%               20.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.1%
12/31/2017                     1.20                   0                   0               0.25%               21.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.9%
12/31/2017                     1.21                   0                   0               0.00%               21.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2050 FUND INVESTOR CLASS - 92202E862

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,770,326   $     3,044,967           85,188
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,720)
                                     ----------------
Net assets                           $     2,768,606
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,768,606       2,553,853  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     2,768,606       2,553,853
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         65,585
Mortality & expense charges                                                          (21,286)
                                                                            -----------------
Net investment income (loss)                                                          44,299
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              11,298
Realized gain distributions                                                            2,328
Net change in unrealized appreciation (depreciation)                                (337,797)
                                                                            -----------------
Net gain (loss)                                                                     (324,171)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (279,872)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         44,299   $         13,431
Net realized gain (loss)                                           11,298              2,068
Realized gain distributions                                         2,328                273
Net change in unrealized appreciation (depreciation)             (337,797)            63,156
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (279,872)            78,928
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,446,846          1,394,554
Cost of units redeemed                                           (436,965)          (429,295)
Account charges                                                    (4,754)              (836)
                                                         -----------------  -----------------
Increase (decrease)                                             2,005,127            964,423
                                                         -----------------  -----------------
Net increase (decrease)                                         1,725,255          1,043,351
Net assets, beginning                                           1,043,351                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      2,768,606   $      1,043,351
                                                         =================  =================

Units sold                                                      2,080,360          1,273,137
Units redeemed                                                   (401,866)          (397,778)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,678,494            875,359
Units outstanding, beginning                                      875,359                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       2,553,853            875,359
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      3,841,400
Cost of units redeemed/account charges                                              (871,850)
Net investment income (loss)                                                          57,730
Net realized gain (loss)                                                              13,366
Realized gain distributions                                                            2,601
Net change in unrealized appreciation (depreciation)                                (274,641)
                                                                            -----------------
Net assets                                                                  $      2,768,606
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               2,554  $            2,769               1.25%               -9.0%
12/31/2017                     1.19                 875               1,043               1.25%               19.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.8%
12/31/2017                     1.20                   0                   0               1.00%               20.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.6%
12/31/2017                     1.20                   0                   0               0.75%               20.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.4%
12/31/2017                     1.20                   0                   0               0.50%               20.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.1%
12/31/2017                     1.20                   0                   0               0.25%               21.1%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.9%
12/31/2017                     1.21                   0                   0               0.00%               21.4%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        3.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2055 FUND INVESTOR CLASS - 92202E847

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,827,651  $     2,031,131           51,774
                                                       ===============  ===============
Receivables: investments sold                   8,476
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,836,127
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,836,127       1,693,385  $          1.08
Band 100                                         --              --             1.09
Band 75                                          --              --             1.10
Band 50                                          --              --             1.10
Band 25                                          --              --             1.11
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     1,836,127       1,693,385
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         41,873
Mortality & expense charges                                                           (23,717)
                                                                             -----------------
Net investment income (loss)                                                           18,156
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,262
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (237,934)
                                                                             -----------------
Net gain (loss)                                                                      (236,672)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (218,516)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         18,156   $         18,341
Net realized gain (loss)                                            1,262                701
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (237,934)            34,454
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (218,516)            53,496
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,431,686          1,181,528
Cost of units redeemed                                           (597,162)            (8,206)
Account charges                                                    (6,457)              (242)
                                                         -----------------  -----------------
Increase (decrease)                                               828,067          1,173,080
                                                         -----------------  -----------------
Net increase (decrease)                                           609,551          1,226,576
Net assets, beginning                                           1,226,576                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,836,127   $      1,226,576
                                                         =================  =================

Units sold                                                      1,192,688          1,036,130
Units redeemed                                                   (528,254)            (7,179)
                                                         -----------------  -----------------
Net increase (decrease)                                           664,434          1,028,951
Units outstanding, beginning                                    1,028,951                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,693,385          1,028,951
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,613,214
Cost of units redeemed/account charges                                               (612,067)
Net investment income (loss)                                                           36,497
Net realized gain (loss)                                                                1,963
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (203,480)
                                                                             -----------------
Net assets                                                                   $      1,836,127
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,693  $            1,836               1.25%               -9.0%
12/31/2017                     1.19               1,029               1,227               1.25%               19.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.8%
12/31/2017                     1.20                   0                   0               1.00%               20.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.6%
12/31/2017                     1.20                   0                   0               0.75%               20.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.4%
12/31/2017                     1.20                   0                   0               0.50%               20.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.1%
12/31/2017                     1.20                   0                   0               0.25%               21.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.9%
12/31/2017                     1.21                   0                   0               0.00%               21.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        3.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2060 FUND INVESTOR CLASS - 92202E839

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        272,995  $       303,206            8,758
                                                       ===============  ===============
Receivables: investments sold                   3,596
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        276,591
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       276,591         255,158  $         1.08
Band 100                                        --              --            1.09
Band 75                                         --              --            1.10
Band 50                                         --              --            1.10
Band 25                                         --              --            1.11
Band 0                                          --              --            1.11
                                   ---------------  --------------
 Total                             $       276,591         255,158
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          6,113
Mortality & expense charges                                                            (2,550)
                                                                             -----------------
Net investment income (loss)                                                            3,563
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                1,838
Realized gain distributions                                                                28
Net change in unrealized appreciation (depreciation)                                  (33,889)
                                                                             -----------------
Net gain (loss)                                                                       (32,023)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (28,460)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,563   $          1,100
Net realized gain (loss)                                            1,838              1,016
Realized gain distributions                                            28                 --
Net change in unrealized appreciation (depreciation)              (33,889)             3,678
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (28,460)             5,794
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          336,874            138,889
Cost of units redeemed                                           (116,269)           (57,170)
Account charges                                                    (2,534)              (533)
                                                         -----------------  -----------------
Increase (decrease)                                               218,071             81,186
                                                         -----------------  -----------------
Net increase (decrease)                                           189,611             86,980
Net assets, beginning                                              86,980                 --
                                                         -----------------  -----------------
Net assets, ending                                       $        276,591   $         86,980
                                                         =================  =================

Units sold                                                        286,509            126,410
Units redeemed                                                   (104,309)           (53,452)
                                                         -----------------  -----------------
Net increase (decrease)                                           182,200             72,958
Units outstanding, beginning                                       72,958                 --
                                                         -----------------  -----------------
Units outstanding, ending                                         255,158             72,958
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $        475,763
Cost of units redeemed/account charges                                               (176,506)
Net investment income (loss)                                                            4,663
Net realized gain (loss)                                                                2,854
Realized gain distributions                                                                28
Net change in unrealized appreciation (depreciation)                                  (30,211)
                                                                             -----------------
Net assets                                                                   $        276,591
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 255  $              277               1.25%               -9.1%
12/31/2017                     1.19                  73                  87               1.25%               19.9%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               1.00%               -8.8%
12/31/2017                     1.20                   0                   0               1.00%               20.2%
12/31/2016                     0.99                   0                   0               1.00%               -0.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.75%               -8.6%
12/31/2017                     1.20                   0                   0               0.75%               20.5%
12/31/2016                     0.99                   0                   0               0.75%               -0.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -8.4%
12/31/2017                     1.20                   0                   0               0.50%               20.8%
12/31/2016                     0.99                   0                   0               0.50%               -0.5%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.25%               -8.2%
12/31/2017                     1.20                   0                   0               0.25%               21.1%
12/31/2016                     1.00                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -7.9%
12/31/2017                     1.21                   0                   0               0.00%               21.4%
12/31/2016                     1.00                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%
    2017        3.5%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      VANGUARD TARGET RETIREMENT INCOME FUND INVESTOR CLASS - 92202E102

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS        COST OF        MUTUAL FUND
                                        AT VALUE        INVESTMENTS        SHARES
                                     ---------------  ---------------  ---------------
Investments                          $    1,735,079   $     1,815,312          136,084
                                                      ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased            (111,598)
                                     ---------------
Net assets                           $    1,623,481
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,623,481       1,566,844  $          1.04
Band 100                                         --              --             1.04
Band 75                                          --              --             1.05
Band 50                                          --              --             1.05
Band 25                                          --              --             1.06
Band 0                                           --              --             1.06
                                    ---------------  --------------
 Total                              $     1,623,481       1,566,844
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         43,253
Mortality & expense charges                                                            (20,289)
                                                                              -----------------
Net investment income (loss)                                                            22,964
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (6,716)
Realized gain distributions                                                             25,399
Net change in unrealized appreciation (depreciation)                                   (90,661)
                                                                              -----------------
Net gain (loss)                                                                        (71,978)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (49,014)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         22,964   $         10,438
Net realized gain (loss)                                            (6,716)             1,530
Realized gain distributions                                         25,399              5,212
Net change in unrealized appreciation (depreciation)               (90,661)            10,428
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (49,014)            27,608
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,025,991          1,605,776
Cost of units redeemed                                            (644,511)          (340,534)
Account charges                                                     (1,425)              (410)
                                                          -----------------  -----------------
Increase (decrease)                                                380,055          1,264,832
                                                          -----------------  -----------------
Net increase (decrease)                                            331,041          1,292,440
Net assets, beginning                                            1,292,440                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,623,481   $      1,292,440
                                                          =================  =================

Units sold                                                         975,633          1,530,359
Units redeemed                                                    (616,057)          (323,091)
                                                          -----------------  -----------------
Net increase (decrease)                                            359,576          1,207,268
Units outstanding, beginning                                     1,207,268                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,566,844          1,207,268
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,631,767
Cost of units redeemed/account charges                                                (986,880)
Net investment income (loss)                                                            33,402
Net realized gain (loss)                                                                (5,186)
Realized gain distributions                                                             30,611
Net change in unrealized appreciation (depreciation)                                   (80,233)
                                                                              -----------------
Net assets                                                                    $      1,623,481
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04               1,567  $            1,623               1.25%               -3.2%
12/31/2017                     1.07               1,207               1,292               1.25%                7.1%
12/31/2016                     1.00                   0                   0               1.25%               -0.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%               -3.0%
12/31/2017                     1.07                   0                   0               1.00%                7.4%
12/31/2016                     1.00                   0                   0               1.00%               -0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%               -2.7%
12/31/2017                     1.08                   0                   0               0.75%                7.7%
12/31/2016                     1.00                   0                   0               0.75%                0.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%               -2.5%
12/31/2017                     1.08                   0                   0               0.50%                7.9%
12/31/2016                     1.00                   0                   0               0.50%                0.0%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%               -2.2%
12/31/2017                     1.08                   0                   0               0.25%                8.2%
12/31/2016                     1.00                   0                   0               0.25%                0.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%               -2.0%
12/31/2017                     1.08                   0                   0               0.00%                8.5%
12/31/2016                     1.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.0%
    2017        2.6%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TOTAL BOND MARKET INDEX FUND ADMIRAL CLASS - 921937603

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $     7,550,696   $    7,677,188          720,776
                                                       ==============   ==============
Receivables: investments sold                     --
Payables: investments purchased              (88,410)
                                     ----------------
Net assets                           $     7,462,286
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,461,922       6,397,233  $          1.01
Band 100                                         --              --             1.02
Band 75                                          --              --             1.02
Band 50                                          --              --             1.03
Band 25                                          --              --             1.03
Band 0                                    1,000,364         965,137             1.04
                                    ---------------  --------------
 Total                              $     7,462,286       7,362,370
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $        175,876
Mortality & expense charges                                                           (65,810)
                                                                             -----------------
Net investment income (loss)                                                          110,066
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              (37,999)
Realized gain distributions                                                             1,492
Net change in unrealized appreciation (depreciation)                                 (117,606)
                                                                             -----------------
Net gain (loss)                                                                      (154,113)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (44,047)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        110,066   $         39,419
Net realized gain (loss)                                          (37,999)             2,885
Realized gain distributions                                         1,492              2,568
Net change in unrealized appreciation (depreciation)             (117,606)            (8,886)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (44,047)            35,986
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,656,847         10,463,817
Cost of units redeemed                                         (1,727,735)        (4,909,157)
Account charges                                                    (8,898)            (4,527)
                                                         -----------------  -----------------
Increase (decrease)                                             1,920,214          5,550,133
                                                         -----------------  -----------------
Net increase (decrease)                                         1,876,167          5,586,119
Net assets, beginning                                           5,586,119                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      7,462,286   $      5,586,119
                                                         =================  =================

Units sold                                                      3,761,064         10,261,439
Units redeemed                                                 (1,846,883)        (4,813,250)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,914,181          5,448,189
Units outstanding, beginning                                    5,448,189                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       7,362,370          5,448,189
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $     14,120,664
Cost of units redeemed/account charges                                             (6,650,317)
Net investment income (loss)                                                          149,485
Net realized gain (loss)                                                              (35,114)
Realized gain distributions                                                             4,060
Net change in unrealized appreciation (depreciation)                                 (126,492)
                                                                             -----------------
Net assets                                                                   $      7,462,286
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01               6,397  $            6,462               1.25%               -1.3%
12/31/2017                     1.02               4,569               4,675               1.25%                2.3%
12/31/2016                     1.00                   0                   0               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               1.00%               -1.0%
12/31/2017                     1.03                   0                   0               1.00%                2.5%
12/31/2016                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.75%               -0.8%
12/31/2017                     1.03                   0                   0               0.75%                2.8%
12/31/2016                     1.00                   0                   0               0.75%                0.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.50%               -0.5%
12/31/2017                     1.03                   0                   0               0.50%                3.0%
12/31/2016                     1.00                   0                   0               0.50%                0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.25%               -0.3%
12/31/2017                     1.03                   0                   0               0.25%                3.3%
12/31/2016                     1.00                   0                   0               0.25%                0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                 965  $            1,000               0.00%                0.0%
12/31/2017                     1.04                 879                 912               0.00%                3.5%
12/31/2016                     1.00                   0                   0               0.00%                0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        2.3%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND ADMIRAL CL. - 92203J308

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       103,097   $       103,281            4,753
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (16)
                                     ----------------
Net assets                           $       103,081
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       103,081          99,619  $         1.03
Band 100                                        --              --            1.04
Band 75                                         --              --            1.05
Band 50                                         --              --            1.05
Band 25                                         --              --            1.06
Band 0                                          --              --            1.06
                                   ---------------  --------------
 Total                             $       103,081          99,619
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $           2,823
Mortality & expense charges                                                                 (969)
                                                                               ------------------
Net investment income (loss)                                                               1,854
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (9)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                        (102)
                                                                               ------------------
Net gain (loss)                                                                             (111)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $           1,743
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED         PERIOD ENDED
                                                             DECEMBER 31,         DECEMBER 31,
                                                                 2018*                2017*
                                                           ------------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           1,854   $             112
Net realized gain (loss)                                                  (9)                  4
Realized gain distributions                                               --                  --
Net change in unrealized appreciation (depreciation)                    (102)                (82)
                                                           ------------------  ------------------
Increase (decrease) in net assets from operations                      1,743                  34
                                                           ------------------  ------------------

Contract owner transactions:
Proceeds from units sold                                             101,471              17,232
Cost of units redeemed                                               (12,808)             (4,435)
Account charges                                                          (89)                (67)
                                                           ------------------  ------------------
Increase (decrease)                                                   88,574              12,730
                                                           ------------------  ------------------
Net increase (decrease)                                               90,317              12,764
Net assets, beginning                                                 12,764                  --
                                                           ------------------  ------------------
Net assets, ending                                         $         103,081   $          12,764
                                                           ==================  ==================

Units sold                                                            99,735              16,968
Units redeemed                                                       (12,659)             (4,425)
                                                           ------------------  ------------------
Net increase (decrease)                                               87,076              12,543
Units outstanding, beginning                                          12,543                  --
                                                           ------------------  ------------------
Units outstanding, ending                                             99,619              12,543
                                                           ==================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $         118,703
Cost of units redeemed/account charges                                                   (17,399)
Net investment income (loss)                                                               1,966
Net realized gain (loss)                                                                      (5)
Realized gain distributions                                                                   --
Net change in unrealized appreciation (depreciation)                                        (184)
                                                                               ------------------
Net assets                                                                     $         103,081
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                 100  $              103               1.25%                1.7%
12/31/2017                     1.02                  13                  13               1.25%                1.1%
12/31/2016                     1.01                   0                   0               1.25%                0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               1.00%                1.9%
12/31/2017                     1.02                   0                   0               1.00%                1.4%
12/31/2016                     1.01                   0                   0               1.00%                0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.75%                2.2%
12/31/2017                     1.02                   0                   0               0.75%                1.6%
12/31/2016                     1.01                   0                   0               0.75%                0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.05                   0  $                0               0.50%                2.5%
12/31/2017                     1.03                   0                   0               0.50%                1.9%
12/31/2016                     1.01                   0                   0               0.50%                0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.25%                2.7%
12/31/2017                     1.03                   0                   0               0.25%                2.1%
12/31/2016                     1.01                   0                   0               0.25%                0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               0.00%                3.0%
12/31/2017                     1.03                   0                   0               0.00%                2.4%
12/31/2016                     1.01                   0                   0               0.00%                0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.9%
    2017        2.2%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD TOTAL INTERNATIONAL STOCK INDEX FD. ADMIRAL CL. - 921909818

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,144,545  $      6,647,987          242,197
                                                      ================  ===============
Receivables: investments sold                 11,358
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,155,903
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,819,345       5,506,280  $          1.06
Band 100                                         --              --             1.06
Band 75                                          --              --             1.07
Band 50                                          --              --             1.07
Band 25                                          --              --             1.08
Band 0                                      336,558         310,343             1.08
                                    ---------------  --------------
 Total                              $     6,155,903       5,816,623
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        108,059
Mortality & expense charges                                                          (27,985)
                                                                            -----------------
Net investment income (loss)                                                          80,074
                                                                            -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                              10,283
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (618,837)
                                                                            -----------------
Net gain (loss)                                                                     (608,554)
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (528,480)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         80,074   $         21,194
Net realized gain (loss)                                           10,283              6,530
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (618,837)           115,395
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (528,480)           143,119
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        5,513,418          2,272,552
Cost of units redeemed                                           (565,841)          (670,503)
Account charges                                                    (7,134)            (1,228)
                                                         -----------------  -----------------
Increase (decrease)                                             4,940,443          1,600,821
                                                         -----------------  -----------------
Net increase (decrease)                                         4,411,963          1,743,940
Net assets, beginning                                           1,743,940                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      6,155,903   $      1,743,940
                                                         =================  =================

Units sold                                                      4,904,677          1,991,622
Units redeemed                                                   (480,132)          (599,544)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,424,545          1,392,078
Units outstanding, beginning                                    1,392,078                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       5,816,623          1,392,078
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $      7,785,970
Cost of units redeemed/account charges                                            (1,244,706)
Net investment income (loss)                                                         101,268
Net realized gain (loss)                                                              16,813
Realized gain distributions                                                               --
Net change in unrealized appreciation (depreciation)                                (503,442)
                                                                            -----------------
Net assets                                                                  $      6,155,903
                                                                            =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06               5,506  $            5,819               1.25%              -15.5%
12/31/2017                     1.25               1,225               1,532               1.25%               26.0%
12/31/2016                     0.99                   0                   0               1.25%               -0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.06                   0  $                0               1.00%              -15.3%
12/31/2017                     1.25                   0                   0               1.00%               26.3%
12/31/2016                     0.99                   0                   0               1.00%               -0.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.75%              -15.1%
12/31/2017                     1.26                   0                   0               0.75%               26.6%
12/31/2016                     0.99                   0                   0               0.75%               -0.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.07                   0  $                0               0.50%              -14.9%
12/31/2017                     1.26                   0                   0               0.50%               26.9%
12/31/2016                     0.99                   0                   0               0.50%               -0.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               0.25%              -14.6%
12/31/2017                     1.26                   0                   0               0.25%               27.2%
12/31/2016                     0.99                   0                   0               0.25%               -0.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                 310  $              337               0.00%              -14.4%
12/31/2017                     1.27                 167                 212               0.00%               27.6%
12/31/2016                     0.99                   0                   0               0.00%               -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.7%
    2017        3.4%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      VANGUARD TOTAL STOCK MARKET INDEX FUND ADMIRAL CLASS - 922908728

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,656,342  $     5,191,885           74,993
                                                       ===============  ===============
Receivables: investments sold                   4,014
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      4,660,356
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     2,825,202       2,536,354  $          1.11
Band 100                                         --              --             1.12
Band 75                                   1,835,154       1,630,638             1.13
Band 50                                          --              --             1.13
Band 25                                          --              --             1.14
Band 0                                           --              --             1.14
                                    ---------------  --------------
 Total                              $     4,660,356       4,166,992
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        73,886
Mortality & expense charges                                                         (39,495)
                                                                            ----------------
Net investment income (loss)                                                         34,391
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            103,888
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (588,978)
                                                                            ----------------
Net gain (loss)                                                                    (485,090)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (450,699)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         34,391   $          2,977
Net realized gain (loss)                                          103,888             10,779
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (588,978)            53,435
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (450,699)            67,191
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        4,923,728          1,798,966
Cost of units redeemed                                         (1,073,670)          (601,498)
Account charges                                                    (3,593)               (69)
                                                         -----------------  -----------------
Increase (decrease)                                             3,846,465          1,197,399
                                                         -----------------  -----------------
Net increase (decrease)                                         3,395,766          1,264,590
Net assets, beginning                                           1,264,590                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      4,660,356   $      1,264,590
                                                         =================  =================

Units sold                                                      5,531,327          1,591,226
Units redeemed                                                 (2,427,470)          (528,091)
                                                         -----------------  -----------------
Net increase (decrease)                                         3,103,857          1,063,135
Units outstanding, beginning                                    1,063,135                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       4,166,992          1,063,135
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     6,722,694
Cost of units redeemed/account charges                                           (1,678,830)
Net investment income (loss)                                                         37,368
Net realized gain (loss)                                                            114,667
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                               (535,543)
                                                                            ----------------
Net assets                                                                  $     4,660,356
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11               2,536  $            2,825               1.25%               -6.4%
12/31/2017                     1.19               1,063               1,265               1.25%               19.7%
12/31/2016                     0.99                   0                   0               1.25%               -0.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.12                   0  $                0               1.00%               -6.1%
12/31/2017                     1.19                   0                   0               1.00%               20.0%
12/31/2016                     0.99                   0                   0               1.00%               -0.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13               1,631  $            1,835               0.75%               -5.9%
12/31/2017                     1.20                   0                   0               0.75%               20.3%
12/31/2016                     0.99                   0                   0               0.75%               -0.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.13                   0  $                0               0.50%               -5.6%
12/31/2017                     1.20                   0                   0               0.50%               20.6%
12/31/2016                     0.99                   0                   0               0.50%               -0.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.25%               -5.4%
12/31/2017                     1.20                   0                   0               0.25%               20.9%
12/31/2016                     0.99                   0                   0               0.25%               -0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.14                   0  $                0               0.00%               -5.2%
12/31/2017                     1.21                   0                   0               0.00%               21.2%
12/31/2016                     0.99                   0                   0               0.00%               -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.5%
    2017        1.1%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             VANGUARD U.S GROWTH FUND ADMIRAL CLASS - 921910600

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       771,775   $       876,096            8,879
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (10)
                                     ----------------
Net assets                           $       771,765
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       771,765         603,290  $         1.28
Band 100                                        --              --            1.29
Band 75                                         --              --            1.29
Band 50                                         --              --            1.30
Band 25                                         --              --            1.31
Band 0                                          --              --            1.31
                                   ---------------  --------------
 Total                             $       771,765         603,290
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $          3,747
Mortality & expense charges                                                            (2,070)
                                                                             -----------------
Net investment income (loss)                                                            1,677
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                2,082
Realized gain distributions                                                            65,102
Net change in unrealized appreciation (depreciation)                                 (103,887)
                                                                             -----------------
Net gain (loss)                                                                       (36,703)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        (35,026)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          1,677   $             47
Net realized gain (loss)                                             2,082                  1
Realized gain distributions                                         65,102              1,343
Net change in unrealized appreciation (depreciation)              (103,887)              (434)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (35,026)               957
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                         1,676,348             30,248
Cost of units redeemed                                            (900,263)                10
Account charges                                                       (509)                --
                                                          -----------------  -----------------
Increase (decrease)                                                775,576             30,258
                                                          -----------------  -----------------
Net increase (decrease)                                            740,550             31,215
Net assets, beginning                                               31,215                 --
                                                          -----------------  -----------------
Net assets, ending                                        $        771,765   $         31,215
                                                          =================  =================

Units sold                                                       1,207,227             24,274
Units redeemed                                                    (628,211)                --
                                                          -----------------  -----------------
Net increase (decrease)                                            579,016             24,274
Units outstanding, beginning                                        24,274                 --
                                                          -----------------  -----------------
Units outstanding, ending                                          603,290             24,274
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,706,596
Cost of units redeemed/account charges                                               (900,762)
Net investment income (loss)                                                            1,724
Net realized gain (loss)                                                                2,083
Realized gain distributions                                                            66,445
Net change in unrealized appreciation (depreciation)                                 (104,321)
                                                                             -----------------
Net assets                                                                   $        771,765
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.28                 603  $              772               1.25%               -0.5%
12/31/2017                     1.29                  24                  31               1.25%               30.1%
12/31/2016                     0.99                   0                   0               1.25%               -1.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               1.00%               -0.3%
12/31/2017                     1.29                   0                   0               1.00%               30.4%
12/31/2016                     0.99                   0                   0               1.00%               -1.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.29                   0  $                0               0.75%                0.0%
12/31/2017                     1.29                   0                   0               0.75%               30.8%
12/31/2016                     0.99                   0                   0               0.75%               -1.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.30                   0  $                0               0.50%                0.2%
12/31/2017                     1.30                   0                   0               0.50%               31.1%
12/31/2016                     0.99                   0                   0               0.50%               -1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.25%                0.5%
12/31/2017                     1.30                   0                   0               0.25%               31.4%
12/31/2016                     0.99                   0                   0               0.25%               -1.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.31                   0  $                0               0.00%                0.7%
12/31/2017                     1.30                   0                   0               0.00%               31.8%
12/31/2016                     0.99                   0                   0               0.00%               -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.9%
    2017        0.7%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             VANGUARD VALUE INDEX FUND ADMIRAL CLASS - 922908678

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,576,103  $      1,717,397           41,291
                                                      ================  ===============
Receivables: investments sold                 21,593
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,597,696
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,597,696       1,481,742  $          1.08
Band 100                                         --              --             1.08
Band 75                                          --              --             1.09
Band 50                                          --              --             1.10
Band 25                                          --              --             1.10
Band 0                                           --              --             1.11
                                    ---------------  --------------
 Total                              $     1,597,696       1,481,742
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         18,756
Mortality & expense charges                                                            (5,847)
                                                                             -----------------
Net investment income (loss)                                                           12,909
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  370
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (141,295)
                                                                             -----------------
Net gain (loss)                                                                      (140,925)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (128,016)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2018*             2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         12,909   $             --
Net realized gain (loss)                                              370                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)             (141,295)                 1
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                (128,016)                 1
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                        2,348,515              4,004
Cost of units redeemed                                           (625,841)                --
Account charges                                                      (967)                --
                                                         -----------------  ----------------
Increase (decrease)                                             1,721,707              4,004
                                                         -----------------  ----------------
Net increase (decrease)                                         1,593,691              4,005
Net assets, beginning                                               4,005                 --
                                                         -----------------  ----------------
Net assets, ending                                       $      1,597,696   $          4,005
                                                         =================  ================

Units sold                                                      2,024,748              3,469
Units redeemed                                                   (546,475)                --
                                                         -----------------  ----------------
Net increase (decrease)                                         1,478,273              3,469
Units outstanding, beginning                                        3,469                 --
                                                         -----------------  ----------------
Units outstanding, ending                                       1,481,742              3,469
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      2,352,519
Cost of units redeemed/account charges                                               (626,808)
Net investment income (loss)                                                           12,909
Net realized gain (loss)                                                                  370
Realized gain distributions                                                                --
Net change in unrealized appreciation (depreciation)                                 (141,294)
                                                                             -----------------
Net assets                                                                   $      1,597,696
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08               1,482  $            1,598               1.25%               -6.6%
12/31/2017                     1.15                   3                   4               1.25%               15.7%
12/31/2016                     1.00                   0                   0               1.25%               -0.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.08                   0  $                0               1.00%               -6.4%
12/31/2017                     1.16                   0                   0               1.00%               16.0%
12/31/2016                     1.00                   0                   0               1.00%               -0.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.09                   0  $                0               0.75%               -6.1%
12/31/2017                     1.16                   0                   0               0.75%               16.3%
12/31/2016                     1.00                   0                   0               0.75%               -0.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.50%               -5.9%
12/31/2017                     1.16                   0                   0               0.50%               16.5%
12/31/2016                     1.00                   0                   0               0.50%               -0.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.10                   0  $                0               0.25%               -5.7%
12/31/2017                     1.17                   0                   0               0.25%               16.8%
12/31/2016                     1.00                   0                   0               0.25%               -0.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.11                   0  $                0               0.00%               -5.4%
12/31/2017                     1.17                   0                   0               0.00%               17.1%
12/31/2016                     1.00                   0                   0               0.00%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.3%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
                VANGUARD GNMA FUND ADMIRAL CLASS - 922031794

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,743,475   $     1,746,288          169,737
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,735)
                                     ----------------
Net assets                           $     1,741,740
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,741,740       1,746,025  $          1.00
Band 100                                         --              --             1.00
Band 75                                          --              --             1.00
Band 50                                          --              --             1.01
Band 25                                          --              --             1.01
Band 0                                           --              --             1.02
                                    ---------------  --------------
 Total                              $     1,741,740       1,746,025
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         21,607
Mortality & expense charges                                                             (9,006)
                                                                              -----------------
Net investment income (loss)                                                            12,601
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (2,281)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (1,309)
                                                                              -----------------
Net gain (loss)                                                                         (3,590)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          9,011
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2018*              2017*
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $         12,601   $            686
Net realized gain (loss)                                             (2,281)                (1)
Realized gain distributions                                              --                 --
Net change in unrealized appreciation (depreciation)                 (1,309)            (1,504)
                                                           -----------------  -----------------
Increase (decrease) in net assets from operations                     9,011               (819)
                                                           -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          1,886,982            791,913
Cost of units redeemed                                             (557,698)          (383,811)
Account charges                                                      (3,352)              (486)
                                                           -----------------  -----------------
Increase (decrease)                                               1,325,932            407,616
                                                           -----------------  -----------------
Net increase (decrease)                                           1,334,943            406,797
Net assets, beginning                                               406,797                 --
                                                           -----------------  -----------------
Net assets, ending                                         $      1,741,740   $        406,797
                                                           =================  =================

Units sold                                                        1,904,865            790,766
Units redeemed                                                     (565,483)          (384,123)
                                                           -----------------  -----------------
Net increase (decrease)                                           1,339,382            406,643
Units outstanding, beginning                                        406,643                 --
                                                           -----------------  -----------------
Units outstanding, ending                                         1,746,025            406,643
                                                           =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      2,678,895
Cost of units redeemed/account charges                                                (945,347)
Net investment income (loss)                                                            13,287
Net realized gain (loss)                                                                (2,282)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                    (2,813)
                                                                              -----------------
Net assets                                                                    $      1,741,740
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               1,746  $            1,742               1.25%               -0.3%
12/31/2017                     1.00                 407                 407               1.25%                0.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%                0.0%
12/31/2017                     1.00                   0                   0               1.00%                0.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.75%                0.2%
12/31/2017                     1.00                   0                   0               0.75%                0.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%                0.5%
12/31/2017                     1.00                   0                   0               0.50%                0.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%                0.7%
12/31/2017                     1.00                   0                   0               0.25%                0.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.0%
12/31/2017                     1.01                   0                   0               0.00%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.0%
    2017        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VANGUARD INFLATION-PROTECTED SECURITIES FD ADMIRAL CLASS - 922031737

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        346,863  $       357,054           14,169
                                                       ===============  ===============
Receivables: investments sold                   1,138
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        348,001
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       348,001         355,006  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.99
Band 50                                         --              --            0.99
Band 25                                         --              --            1.00
Band 0                                          --              --            1.00
                                   ---------------  --------------
 Total                             $       348,001         355,006
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           6,970
Mortality & expense charges                                                              (1,853)
                                                                              ------------------
Net investment income (loss)                                                              5,117
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (36)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                    (10,191)
                                                                              ------------------
Net gain (loss)                                                                         (10,227)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (5,110)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,117   $             --
Net realized gain (loss)                                              (36)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)              (10,191)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                  (5,110)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          371,697                 --
Cost of units redeemed                                            (18,577)                --
Account charges                                                        (9)                --
                                                         -----------------  ----------------
Increase (decrease)                                               353,111                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           348,001                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        348,001   $             --
                                                         =================  ================

Units sold                                                        373,689                 --
Units redeemed                                                    (18,683)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           355,006                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         355,006                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $         371,697
Cost of units redeemed/account charges                                                  (18,586)
Net investment income (loss)                                                              5,117
Net realized gain (loss)                                                                    (36)
Realized gain distributions                                                                  --
Net change in unrealized appreciation (depreciation)                                    (10,191)
                                                                              ------------------
Net assets                                                                    $         348,001
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                 355  $              348               1.25%               -2.6%
12/31/2017                     1.01                   0                   0               1.25%                0.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -2.4%
12/31/2017                     1.01                   0                   0               1.00%                0.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -2.1%
12/31/2017                     1.01                   0                   0               0.75%                0.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -1.9%
12/31/2017                     1.01                   0                   0               0.50%                1.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -1.6%
12/31/2017                     1.01                   0                   0               0.25%                1.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.00%               -1.4%
12/31/2017                     1.01                   0                   0               0.00%                1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        4.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      VANGUARD LONG-TERM INVESTMENT-GRADE FUND ADMIRAL CLASS - 922031778
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.97
Band 75                                         --              --            0.96
Band 50                                         --              --            0.96
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               1.25%               -7.0%
12/31/2017                     1.03                   0                   0               1.25%                2.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               1.00%               -5.9%
12/31/2017                     1.03                   0                   0               1.00%                2.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.75%               -6.6%
12/31/2017                     1.03                   0                   0               0.75%                2.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.96                   0  $                0               0.50%               -6.3%
12/31/2017                     1.03                   0                   0               0.50%                2.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.25%               -6.1%
12/31/2017                     1.03                   0                   0               0.25%                2.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -5.9%
12/31/2017                     1.03                   0                   0               0.00%                2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
          VANGUARD WELLESLEY INCOME FUND ADMIRAL CLASS - 921938205

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        67,711   $        74,957            1,144
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                  (10)
                                     ----------------
Net assets                           $        67,701
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       67,701          67,720  $          1.00
Band 100                                        --              --             1.00
Band 75                                         --              --             1.01
Band 50                                         --              --             1.01
Band 25                                         --              --             1.01
Band 0                                          --              --             1.02
                                    --------------  --------------
 Total                              $       67,701          67,720
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $           2,127
Mortality & expense charges                                                                (841)
                                                                              ------------------
Net investment income (loss)                                                              1,286
                                                                              ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                    (38)
Realized gain distributions                                                               2,737
Net change in unrealized appreciation (depreciation)                                     (6,604)
                                                                              ------------------
Net gain (loss)                                                                          (3,905)
                                                                              ------------------

Increase (decrease) in net assets from operations                             $          (2,619)
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,286   $            358
Net realized gain (loss)                                              (38)                --
Realized gain distributions                                         2,737                555
Net change in unrealized appreciation (depreciation)               (6,604)              (642)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (2,619)               271
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           21,780             58,641
Cost of units redeemed                                               (499)            (9,412)
Account charges                                                      (402)               (59)
                                                         -----------------  -----------------
Increase (decrease)                                                20,879             49,170
                                                         -----------------  -----------------
Net increase (decrease)                                            18,260             49,441
Net assets, beginning                                              49,441                 --
                                                         -----------------  -----------------
Net assets, ending                                       $         67,701   $         49,441
                                                         =================  =================

Units sold                                                         20,985             56,914
Units redeemed                                                       (887)            (9,292)
                                                         -----------------  -----------------
Net increase (decrease)                                            20,098             47,622
Units outstanding, beginning                                       47,622                 --
                                                         -----------------  -----------------
Units outstanding, ending                                          67,720             47,622
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          80,421
Cost of units redeemed/account charges                                                  (10,372)
Net investment income (loss)                                                              1,644
Net realized gain (loss)                                                                    (38)
Realized gain distributions                                                               3,292
Net change in unrealized appreciation (depreciation)                                     (7,246)
                                                                              ------------------
Net assets                                                                    $          67,701
                                                                              ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/21/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                  68  $               68               1.25%               -3.7%
12/31/2017                     1.04                  48                  49               1.25%                3.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               1.00%               -3.5%
12/31/2017                     1.04                   0                   0               1.00%                3.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%               -3.2%
12/31/2017                     1.04                   0                   0               0.75%                4.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.50%               -3.0%
12/31/2017                     1.04                   0                   0               0.50%                4.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.25%               -2.7%
12/31/2017                     1.04                   0                   0               0.25%                4.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%               -2.5%
12/31/2017                     1.04                   0                   0               0.00%                4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.6%
    2017        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
             VANGUARD WELLINGTON FUND ADMIRAL CLASS - 921935201

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,665,522  $      1,891,413           25,983
                                                      ================  ===============
Receivables: investments sold                    441
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     1,665,963
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,665,963       1,626,302  $          1.02
Band 100                                         --              --             1.03
Band 75                                          --              --             1.03
Band 50                                          --              --             1.04
Band 25                                          --              --             1.04
Band 0                                           --              --             1.04
                                    ---------------  --------------
 Total                              $     1,665,963       1,626,302
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $         47,324
Mortality & expense charges                                                            (21,488)
                                                                              -----------------
Net investment income (loss)                                                            25,836
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                (3,943)
Realized gain distributions                                                            100,455
Net change in unrealized appreciation (depreciation)                                  (203,337)
                                                                              -----------------
Net gain (loss)                                                                       (106,825)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (80,989)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2018*              2017*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         25,836   $          8,420
Net realized gain (loss)                                            (3,943)                19
Realized gain distributions                                        100,455             64,375
Net change in unrealized appreciation (depreciation)              (203,337)           (22,554)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  (80,989)            50,260
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           188,461          3,178,070
Cost of units redeemed                                            (113,195)        (1,544,370)
Account charges                                                    (10,259)            (2,015)
                                                          -----------------  -----------------
Increase (decrease)                                                 65,007          1,631,685
                                                          -----------------  -----------------
Net increase (decrease)                                            (15,982)         1,681,945
Net assets, beginning                                            1,681,945                 --
                                                          -----------------  -----------------
Net assets, ending                                        $      1,665,963   $      1,681,945
                                                          =================  =================

Units sold                                                         178,935          3,053,622
Units redeemed                                                    (119,770)        (1,486,485)
                                                          -----------------  -----------------
Net increase (decrease)                                             59,165          1,567,137
Units outstanding, beginning                                     1,567,137                 --
                                                          -----------------  -----------------
Units outstanding, ending                                        1,626,302          1,567,137
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $      3,366,531
Cost of units redeemed/account charges                                              (1,669,839)
Net investment income (loss)                                                            34,256
Net realized gain (loss)                                                                (3,924)
Realized gain distributions                                                            164,830
Net change in unrealized appreciation (depreciation)                                  (225,891)
                                                                              -----------------
Net assets                                                                    $      1,665,963
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02               1,626  $            1,666               1.25%               -4.6%
12/31/2017                     1.07               1,567               1,682               1.25%                7.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               1.00%               -4.3%
12/31/2017                     1.07                   0                   0               1.00%                7.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.75%               -4.1%
12/31/2017                     1.08                   0                   0               0.75%                7.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.50%               -3.8%
12/31/2017                     1.08                   0                   0               0.50%                7.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.25%               -3.6%
12/31/2017                     1.08                   0                   0               0.25%                7.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%               -3.3%
12/31/2017                     1.08                   0                   0               0.00%                8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.8%
    2017        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
      VANGUARD FTSE ALL-WORLD EX-US INDEX FUND ADMIRAL CLASS - 921937736
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.85
Band 100                                        --              --            0.85
Band 75                                         --              --            0.85
Band 50                                         --              --            0.85
Band 25                                         --              --            0.85
Band 0                                          --              --            0.85
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.3%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.2%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -15.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.85                   0  $                0               0.00%              -14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   VANGUARD FTSE SOCIAL INDEX FUND INVESTOR CLASS - 921910303 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.95
Band 100                                        --              --            0.95
Band 75                                         --              --            0.95
Band 50                                         --              --            0.95
Band 25                                         --              --            0.95
Band 0                                          --              --            0.95
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.95                   0  $                0               0.00%               -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  VANGUARD INTERMEDIATE-TERM TREASURY INDEX FUND ADMIRAL CLASS - 92206C888

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        77,952   $        77,178            3,639
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (1,466)
                                     ----------------
Net assets                           $        76,486
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       76,486          74,050  $          1.03
Band 100                                        --              --             1.03
Band 75                                         --              --             1.04
Band 50                                         --              --             1.04
Band 25                                         --              --             1.04
Band 0                                          --              --             1.04
                                    --------------  --------------
 Total                              $       76,486          74,050
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            156
Mortality & expense charges                                                             (64)
                                                                           -----------------
Net investment income (loss)                                                             92
                                                                           -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    774
                                                                           -----------------
Net gain (loss)                                                                         774
                                                                           -----------------

Increase (decrease) in net assets from operations                          $            866
                                                                           =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             92   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  774                 --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     866                 --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           77,123                 --
Cost of units redeemed                                             (1,425)                --
Account charges                                                       (78)                --
                                                         -----------------  ----------------
Increase (decrease)                                                75,620                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            76,486                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         76,486   $             --
                                                         =================  ================

Units sold                                                         75,505                 --
Units redeemed                                                     (1,455)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            74,050                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          74,050                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $         77,123
Cost of units redeemed/account charges                                               (1,503)
Net investment income (loss)                                                             92
Net realized gain (loss)                                                                 --
Realized gain distributions                                                              --
Net change in unrealized appreciation (depreciation)                                    774
                                                                           -----------------
Net assets                                                                 $         76,486
                                                                           =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                  74  $               76               0.00%                3.3%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%                3.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%                3.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%                3.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%                3.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.04                   0  $                0               0.00%                4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VANGUARD INTERNATIONAL GROWTH FUND ADMIRAL CLASS - 921910501

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF         MUTUAL FUND
                                         AT VALUE        INVESTMENTS         SHARES
                                      ---------------  ---------------   ---------------
Investments                           $         8,545  $         9,743               107
                                                       ===============   ===============
Receivables: investments sold                       2
Payables: investments purchased                    --
                                      ---------------
Net assets                            $         8,547
                                      ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band 125                            $        8,547           10,394  $          0.82
Band 100                                        --               --             0.82
Band 75                                         --               --             0.82
Band 50                                         --               --             0.83
Band 25                                         --               --             0.83
Band 0                                          --               --             0.83
                                    --------------  ---------------
 Total                              $        8,547           10,394
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $           145
Mortality & expense charges                                                             (22)
                                                                            ----------------
Net investment income (loss)                                                            123
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             302
Net change in unrealized appreciation (depreciation)                                 (1,198)
                                                                            ----------------
Net gain (loss)                                                                        (896)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $          (773)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            123   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           302                 --
Net change in unrealized appreciation (depreciation)               (1,198)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (773)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            9,320                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 9,320                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             8,547                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          8,547   $             --
                                                         =================  ================

Units sold                                                         10,395                 --
Units redeemed                                                         (1)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            10,394                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          10,394                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         9,320
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                            123
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             302
Net change in unrealized appreciation (depreciation)                                 (1,198)
                                                                            ----------------
Net assets                                                                  $         8,547
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.82                  10  $                9               0.00%              -17.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.82                   0  $                0               0.00%              -17.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.82                   0  $                0               0.00%              -17.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.83                   0  $                0               0.00%              -17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   VANGUARD SHORT-TERM FEDERAL FUND ADMIRAL CLASS - 922031844 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         1.01
Band 100                                        --              --            1.01
Band 75                                         --              --            1.01
Band 50                                         --              --            1.01
Band 25                                         --              --            1.02
Band 0                                          --              --            1.02
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/21/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.0%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%                1.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.00%                1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
       VANGUARD TARGET RETIREMENT 2065 FUND INVESTOR CLASS - 92202E680

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $           363   $           397               18
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $           358
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           358             401  $         0.89
Band 100                                        --              --            0.90
Band 75                                         --              --            0.90
Band 50                                         --              --            0.90
Band 25                                         --              --            0.90
Band 0                                          --              --            0.90
                                   ---------------  --------------
 Total                             $           358             401
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $              6
Mortality & expense charges                                                                 (4)
                                                                              -----------------
Net investment income (loss)                                                                 2
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (137)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       (34)
                                                                              -----------------
Net gain (loss)                                                                           (171)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $           (169)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              2   $             --
Net realized gain (loss)                                             (137)                --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                  (34)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (169)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            1,349                 --
Cost of units redeemed                                               (766)                --
Account charges                                                       (56)                --
                                                         -----------------  ----------------
Increase (decrease)                                                   527                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               358                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            358   $             --
                                                         =================  ================

Units sold                                                          1,363                 --
Units redeemed                                                       (962)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               401                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             401                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $          1,349
Cost of units redeemed/account charges                                                    (822)
Net investment income (loss)                                                                 2
Net realized gain (loss)                                                                  (137)
Realized gain distributions                                                                 --
Net change in unrealized appreciation (depreciation)                                       (34)
                                                                              -----------------
Net assets                                                                    $            358
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/15/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.89                   0  $                0               0.00%              -10.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.5%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.3%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%              -10.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               0.00%               -9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R CLASS - 926464389

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        556,476  $       676,382           15,917
                                                       ===============  ===============
Receivables: investments sold                   2,402
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        558,878
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       558,878         302,717  $         1.85
Band 100                                        --              --            1.88
Band 75                                         --              --            1.91
Band 50                                         --              --            1.94
Band 25                                         --              --            1.97
Band 0                                          --              --            2.01
                                   ---------------  --------------
 Total                             $       558,878         302,717
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $           530
Mortality & expense charges                                                          (9,669)
                                                                            ----------------
Net investment income (loss)                                                         (9,139)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            101,787
Realized gain distributions                                                          71,007
Net change in unrealized appreciation (depreciation)                               (217,806)
                                                                            ----------------
Net gain (loss)                                                                     (45,012)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       (54,151)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,139)  $        (11,654)
Net realized gain (loss)                                          101,787            135,606
Realized gain distributions                                        71,007             54,559
Net change in unrealized appreciation (depreciation)             (217,806)           (64,044)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 (54,151)           114,467
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          390,782            560,476
Cost of units redeemed                                           (898,007)          (770,133)
Account charges                                                      (653)              (469)
                                                         -----------------  -----------------
Increase (decrease)                                              (507,878)          (210,126)
                                                         -----------------  -----------------
Net increase (decrease)                                          (562,029)           (95,659)
Net assets, beginning                                           1,120,907          1,216,566
                                                         -----------------  -----------------
Net assets, ending                                       $        558,878   $      1,120,907
                                                         =================  =================

Units sold                                                        185,756            296,293
Units redeemed                                                   (429,984)          (401,583)
                                                         -----------------  -----------------
Net increase (decrease)                                          (244,228)          (105,290)
Units outstanding, beginning                                      546,945            652,235
                                                         -----------------  -----------------
Units outstanding, ending                                         302,717            546,945
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     2,387,724
Cost of units redeemed/account charges                                           (2,164,548)
Net investment income (loss)                                                        (34,413)
Net realized gain (loss)                                                            264,065
Realized gain distributions                                                         225,956
Net change in unrealized appreciation (depreciation)                               (119,906)
                                                                            ----------------
Net assets                                                                  $       558,878
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                 303  $              559               1.25%               -9.9%
12/31/2017                     2.05                 547               1,121               1.25%                9.9%
12/31/2016                     1.87                 652               1,217               1.25%               27.7%
12/31/2015                     1.46                 222                 325               1.25%               -2.1%
12/31/2014                     1.49                  81                 122               1.25%                4.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               1.00%               -9.7%
12/31/2017                     2.08                   0                   0               1.00%               10.1%
12/31/2016                     1.89                   0                   0               1.00%               28.1%
12/31/2015                     1.47                   0                   0               1.00%               -1.9%
12/31/2014                     1.50                   0                   0               1.00%                5.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.75%               -9.5%
12/31/2017                     2.11                   0                   0               0.75%               10.4%
12/31/2016                     1.91                   0                   0               0.75%               28.4%
12/31/2015                     1.49                   0                   0               0.75%               -1.7%
12/31/2014                     1.51                   0                   0               0.75%                5.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.50%               -9.2%
12/31/2017                     2.14                   0                   0               0.50%               10.7%
12/31/2016                     1.93                   0                   0               0.50%               28.7%
12/31/2015                     1.50                   0                   0               0.50%               -1.4%
12/31/2014                     1.52                   0                   0               0.50%                5.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.25%               -9.0%
12/31/2017                     2.17                   0                   0               0.25%               11.0%
12/31/2016                     1.95                   0                   0               0.25%               29.0%
12/31/2015                     1.51                   0                   0               0.25%               -1.2%
12/31/2014                     1.53                   0                   0               0.25%                5.9%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   0  $                0               0.00%               -8.8%
12/31/2017                     2.20                   0                   0               0.00%               11.3%
12/31/2016                     1.98                   0                   0               0.00%               29.3%
12/31/2015                     1.53                   0                   0               0.00%               -0.9%
12/31/2014                     1.54                   0                   0               0.00%                6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.1%
    2017        0.3%
    2016        0.2%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         VICTORY SYCAMORE ESTABLISHED VALUE FUND A CLASS - 926464231

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,270,278  $      6,921,002          189,720
                                                      ================  ===============
Receivables: investments sold                 90,959
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     6,361,237
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     6,349,932       3,394,223  $          1.87
Band 100                                         --              --             1.90
Band 75                                          --              --             1.93
Band 50                                          --              --             1.97
Band 25                                          --              --             2.00
Band 0                                       11,305           5,564             2.03
                                    ---------------  --------------
 Total                              $     6,361,237       3,399,787
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        66,997
Mortality & expense charges                                                         (95,052)
                                                                            ----------------
Net investment income (loss)                                                        (28,055)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            177,206
Realized gain distributions                                                         527,180
Net change in unrealized appreciation (depreciation)                             (1,512,408)
                                                                            ----------------
Net gain (loss)                                                                    (808,022)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (836,077)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,055)  $        (34,878)
Net realized gain (loss)                                          177,206             53,785
Realized gain distributions                                       527,180            175,187
Net change in unrealized appreciation (depreciation)           (1,512,408)           596,629
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (836,077)           790,723
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,403,170          3,700,817
Cost of units redeemed                                         (1,824,245)          (745,617)
Account charges                                                    (5,855)            (6,379)
                                                         -----------------  -----------------
Increase (decrease)                                              (426,930)         2,948,821
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,263,007)         3,739,544
Net assets, beginning                                           7,624,244          3,884,700
                                                         -----------------  -----------------
Net assets, ending                                       $      6,361,237   $      7,624,244
                                                         =================  =================

Units sold                                                        692,346          1,908,883
Units redeemed                                                   (904,899)          (398,990)
                                                         -----------------  -----------------
Net increase (decrease)                                          (212,553)         1,509,893
Units outstanding, beginning                                    3,612,340          2,102,447
                                                         -----------------  -----------------
Units outstanding, ending                                       3,399,787          3,612,340
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     9,454,689
Cost of units redeemed/account charges                                           (3,370,859)
Net investment income (loss)                                                        (73,127)
Net realized gain (loss)                                                            212,805
Realized gain distributions                                                         788,453
Net change in unrealized appreciation (depreciation)                               (650,724)
                                                                            ----------------
Net assets                                                                  $     6,361,237
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87               3,394  $            6,350               1.25%              -11.4%
12/31/2017                     2.11               3,608               7,614               1.25%               14.2%
12/31/2016                     1.85               2,099               3,878               1.25%               19.2%
12/31/2015                     1.55                 300                 465               1.25%               -0.6%
12/31/2014                     1.56                  18                  28               1.25%               10.5%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.90                   0  $                0               1.00%              -11.1%
12/31/2017                     2.14                   0                   0               1.00%               14.5%
12/31/2016                     1.87                   0                   0               1.00%               19.5%
12/31/2015                     1.56                   0                   0               1.00%               -0.3%
12/31/2014                     1.57                   0                   0               1.00%               10.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.93                   0  $                0               0.75%              -10.9%
12/31/2017                     2.17                   0                   0               0.75%               14.8%
12/31/2016                     1.89                   0                   0               0.75%               19.8%
12/31/2015                     1.58                   0                   0               0.75%               -0.1%
12/31/2014                     1.58                   0                   0               0.75%               11.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.50%              -10.7%
12/31/2017                     2.20                   0                   0               0.50%               15.1%
12/31/2016                     1.91                   0                   0               0.50%               20.1%
12/31/2015                     1.59                   0                   0               0.50%                0.2%
12/31/2014                     1.59                   0                   0               0.50%               11.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.25%              -10.5%
12/31/2017                     2.23                   0                   0               0.25%               15.4%
12/31/2016                     1.93                   0                   0               0.25%               20.4%
12/31/2015                     1.61                   0                   0               0.25%                0.4%
12/31/2014                     1.60                   0                   0               0.25%               11.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.03                   6  $               11               0.00%              -10.2%
12/31/2017                     2.26                   5                  10               0.00%               15.7%
12/31/2016                     1.96                   3                   7               0.00%               20.7%
12/31/2015                     1.62                   2                   4               0.00%                0.7%
12/31/2014                     1.61                   1                   2               0.00%               11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.0%
    2017        0.7%
    2016        0.6%
    2015        0.9%
    2014        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND A CLASS - 926464835

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,625,121  $      6,375,250          150,043
                                                      ================  ===============
Receivables: investments sold                 14,553
Payables: investments purchased                   --
                                     ---------------
Net assets                           $     5,639,674
                                     ===============

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     5,639,674       3,008,596  $          1.87
Band 100                                         --              --             1.91
Band 75                                          --              --             1.94
Band 50                                          --              --             1.97
Band 25                                          --              --             2.00
Band 0                                           --              --             2.04
                                    ---------------  --------------
 Total                              $     5,639,674       3,008,596
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $        15,590
Mortality & expense charges                                                         (86,615)
                                                                            ----------------
Net investment income (loss)                                                        (71,025)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            329,718
Realized gain distributions                                                         673,397
Net change in unrealized appreciation (depreciation)                             (1,508,639)
                                                                            ----------------
Net gain (loss)                                                                    (505,524)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (576,549)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (71,025)  $        (46,386)
Net realized gain (loss)                                          329,718            393,580
Realized gain distributions                                       673,397            368,976
Net change in unrealized appreciation (depreciation)           (1,508,639)            35,063
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (576,549)           751,233
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,362,879          4,420,659
Cost of units redeemed                                         (3,203,374)        (2,507,009)
Account charges                                                   (38,994)           (41,457)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,879,489)         1,872,193
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,456,038)         2,623,426
Net assets, beginning                                           8,095,712          5,472,286
                                                         -----------------  -----------------
Net assets, ending                                       $      5,639,674   $      8,095,712
                                                         =================  =================

Units sold                                                        769,619          2,756,185
Units redeemed                                                 (1,661,161)        (1,758,564)
                                                         -----------------  -----------------
Net increase (decrease)                                          (891,542)           997,621
Units outstanding, beginning                                    3,900,138          2,902,517
                                                         -----------------  -----------------
Units outstanding, ending                                       3,008,596          3,900,138
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $    11,317,315
Cost of units redeemed/account charges                                           (6,914,529)
Net investment income (loss)                                                       (152,384)
Net realized gain (loss)                                                            765,140
Realized gain distributions                                                       1,374,261
Net change in unrealized appreciation (depreciation)                               (750,129)
                                                                            ----------------
Net assets                                                                  $     5,639,674
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.87               3,009  $            5,640               1.25%               -9.7%
12/31/2017                     2.08               3,900               8,096               1.25%               10.1%
12/31/2016                     1.89               2,903               5,472               1.25%               28.0%
12/31/2015                     1.47                 613                 903               1.25%               -2.0%
12/31/2014                     1.50                 120                 180               1.25%                5.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               1.00%               -9.5%
12/31/2017                     2.11                   0                   0               1.00%               10.4%
12/31/2016                     1.91                   0                   0               1.00%               28.4%
12/31/2015                     1.49                   0                   0               1.00%               -1.7%
12/31/2014                     1.51                   0                   0               1.00%                5.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.75%               -9.2%
12/31/2017                     2.13                   0                   0               0.75%               10.6%
12/31/2016                     1.93                   0                   0               0.75%               28.7%
12/31/2015                     1.50                   0                   0               0.75%               -1.5%
12/31/2014                     1.52                   0                   0               0.75%                5.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.97                   0  $                0               0.50%               -9.0%
12/31/2017                     2.16                   0                   0               0.50%               10.9%
12/31/2016                     1.95                   0                   0               0.50%               29.0%
12/31/2015                     1.51                   0                   0               0.50%               -1.2%
12/31/2014                     1.53                   0                   0               0.50%                5.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.00                   0  $                0               0.25%               -8.8%
12/31/2017                     2.20                   0                   0               0.25%               11.2%
12/31/2016                     1.97                   0                   0               0.25%               29.3%
12/31/2015                     1.53                   0                   0               0.25%               -1.0%
12/31/2014                     1.54                   0                   0               0.25%                6.2%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.04                   0  $                0               0.00%               -8.6%
12/31/2017                     2.23                   0                   0               0.00%               11.5%
12/31/2016                     2.00                   0                   0               0.00%               29.7%
12/31/2015                     1.54                   0                   0               0.00%               -0.7%
12/31/2014                     1.55                   0                   0               0.00%                6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.2%
    2017        0.5%
    2016        0.4%
    2015        0.2%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
         VICTORY SYCAMORE ESTABLISHED VALUE FUND R CLASS - 926464371

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       935,885   $     1,077,632           28,699
                                                       ===============  ===============
Receivables: investments sold                     --
Payables: investments purchased               (4,432)
                                     ----------------
Net assets                           $       931,453
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       916,975         495,920  $         1.85
Band 100                                        --              --            1.88
Band 75                                         --              --            1.91
Band 50                                         --              --            1.94
Band 25                                         --              --            1.98
Band 0                                      14,478           7,210            2.01
                                   ---------------  --------------
 Total                             $       931,453         503,130
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $         8,152
Mortality & expense charges                                                         (14,929)
                                                                            ----------------
Net investment income (loss)                                                         (6,777)
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                            130,342
Realized gain distributions                                                          79,720
Net change in unrealized appreciation (depreciation)                               (319,610)
                                                                            ----------------
Net gain (loss)                                                                    (109,548)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $      (116,325)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (6,777)  $        (11,788)
Net realized gain (loss)                                          130,342             88,718
Realized gain distributions                                        79,720             42,122
Net change in unrealized appreciation (depreciation)             (319,610)            83,111
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (116,325)           202,163
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          470,677          1,081,989
Cost of units redeemed                                         (1,166,684)          (700,911)
Account charges                                                    (1,791)            (1,957)
                                                         -----------------  -----------------
Increase (decrease)                                              (697,798)           379,121
                                                         -----------------  -----------------
Net increase (decrease)                                          (814,123)           581,284
Net assets, beginning                                           1,745,576          1,164,292
                                                         -----------------  -----------------
Net assets, ending                                       $        931,453   $      1,745,576
                                                         =================  =================

Units sold                                                        227,739            559,466
Units redeemed                                                   (558,900)          (360,326)
                                                         -----------------  -----------------
Net increase (decrease)                                          (331,161)           199,140
Units outstanding, beginning                                      834,291            635,151
                                                         -----------------  -----------------
Units outstanding, ending                                         503,130            834,291
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $     3,835,349
Cost of units redeemed/account charges                                           (3,430,656)
Net investment income (loss)                                                        (33,435)
Net realized gain (loss)                                                            297,710
Realized gain distributions                                                         404,232
Net change in unrealized appreciation (depreciation)                               (141,747)
                                                                            ----------------
Net assets                                                                  $       931,453
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.85                 496  $              917               1.25%              -11.5%
12/31/2017                     2.09                 821               1,716               1.25%               14.0%
12/31/2016                     1.83                 635               1,164               1.25%               18.9%
12/31/2015                     1.54                 409                 631               1.25%               -0.8%
12/31/2014                     1.55                 620                 963               1.25%               10.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.88                   0  $                0               1.00%              -11.3%
12/31/2017                     2.12                   0                   0               1.00%               14.3%
12/31/2016                     1.85                   0                   0               1.00%               19.2%
12/31/2015                     1.56                   0                   0               1.00%               -0.5%
12/31/2014                     1.56                   0                   0               1.00%               10.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.91                   0  $                0               0.75%              -11.1%
12/31/2017                     2.15                   0                   0               0.75%               14.6%
12/31/2016                     1.88                   0                   0               0.75%               19.5%
12/31/2015                     1.57                   0                   0               0.75%               -0.3%
12/31/2014                     1.57                   0                   0               0.75%               10.9%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.94                   0  $                0               0.50%              -10.9%
12/31/2017                     2.18                   0                   0               0.50%               14.9%
12/31/2016                     1.90                   0                   0               0.50%               19.8%
12/31/2015                     1.58                   0                   0               0.50%                0.0%
12/31/2014                     1.58                   0                   0               0.50%               11.2%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.98                   0  $                0               0.25%              -10.6%
12/31/2017                     2.21                   0                   0               0.25%               15.2%
12/31/2016                     1.92                   0                   0               0.25%               20.1%
12/31/2015                     1.60                   0                   0               0.25%                0.2%
12/31/2014                     1.59                   0                   0               0.25%               11.5%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             2.01                   7  $               14               0.00%              -10.4%
12/31/2017                     2.24                  13                  29               0.00%               15.4%
12/31/2016                     1.94                   0                   0               0.00%               20.4%
12/31/2015                     1.61                 105                 169               0.00%                0.5%
12/31/2014                     1.60                 119                 191               0.00%               11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.6%
    2017        0.5%
    2016        0.4%
    2015        0.7%
    2014        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
        VICTORY SYCAMORE ESTABLISHED VALUE FUND R6 CLASS - 92646A427

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,515,228  $     1,805,624           45,818
                                                       ===============  ===============
Receivables: investments sold                   9,592
Payables: investments purchased                    --
                                     ----------------
Net assets                           $      1,524,820
                                     ================

                                                          UNITS       ACCUMULATION
                                      NET ASSETS       OUTSTANDING     UNIT VALUE
                                    ---------------  --------------  ---------------
Band 125                            $     1,524,820       1,522,700  $          1.00
Band 100                                         --              --             1.01
Band 75                                          --              --             1.01
Band 50                                          --              --             1.02
Band 25                                          --              --             1.02
Band 0                                           --              --             1.03
                                    ---------------  --------------
 Total                              $     1,524,820       1,522,700
                                    ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $         16,699
Mortality & expense charges                                                           (15,434)
                                                                             -----------------
Net investment income (loss)                                                            1,265
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                5,373
Realized gain distributions                                                           127,114
Net change in unrealized appreciation (depreciation)                                 (330,005)
                                                                             -----------------
Net gain (loss)                                                                      (197,518)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $       (196,253)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,265   $            151
Net realized gain (loss)                                            5,373                969
Realized gain distributions                                       127,114             24,275
Net change in unrealized appreciation (depreciation)             (330,005)            39,609
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (196,253)            65,004
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          914,186          1,034,794
Cost of units redeemed                                           (245,443)           (46,929)
Account charges                                                      (426)              (113)
                                                         -----------------  -----------------
Increase (decrease)                                               668,317            987,752
                                                         -----------------  -----------------
Net increase (decrease)                                           472,064          1,052,756
Net assets, beginning                                           1,052,756                 --
                                                         -----------------  -----------------
Net assets, ending                                       $      1,524,820   $      1,052,756
                                                         =================  =================

Units sold                                                        829,998            986,779
Units redeemed                                                   (242,204)           (51,873)
                                                         -----------------  -----------------
Net increase (decrease)                                           587,794            934,906
Units outstanding, beginning                                      934,906                 --
                                                         -----------------  -----------------
Units outstanding, ending                                       1,522,700            934,906
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $      1,948,980
Cost of units redeemed/account charges                                               (292,911)
Net investment income (loss)                                                            1,416
Net realized gain (loss)                                                                6,342
Realized gain distributions                                                           151,389
Net change in unrealized appreciation (depreciation)                                 (290,396)
                                                                             -----------------
Net assets                                                                   $      1,524,820
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00               1,523  $            1,525               1.25%              -11.1%
12/31/2017                     1.13                 935               1,053               1.25%               14.6%
12/31/2016                     0.98                   0                   0               1.25%               -1.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               1.00%              -10.8%
12/31/2017                     1.13                   0                   0               1.00%               14.9%
12/31/2016                     0.98                   0                   0               1.00%               -1.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.75%              -10.6%
12/31/2017                     1.13                   0                   0               0.75%               15.2%
12/31/2016                     0.98                   0                   0               0.75%               -1.7%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.50%              -10.4%
12/31/2017                     1.14                   0                   0               0.50%               15.5%
12/31/2016                     0.98                   0                   0               0.50%               -1.7%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.02                   0  $                0               0.25%              -10.2%
12/31/2017                     1.14                   0                   0               0.25%               15.8%
12/31/2016                     0.98                   0                   0               0.25%               -1.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.03                   0  $                0               0.00%               -9.9%
12/31/2017                     1.14                   0                   0               0.00%               16.1%
12/31/2016                     0.98                   0                   0               0.00%               -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.3%
    2017        1.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R6 CLASS - 92647K630

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         1,726  $         2,228               45
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $         1,726
                                    ===============

                                                          UNITS        ACCUMULATION
                                      NET ASSETS       OUTSTANDING      UNIT VALUE
                                    ---------------  ---------------  --------------
Band 125                            $         1,726            1,762  $         0.98
Band 100                                         --               --            0.98
Band 75                                          --               --            0.99
Band 50                                          --               --            0.99
Band 25                                          --               --            1.00
Band 0                                           --               --            1.01
                                    ---------------  ---------------
 Total                              $         1,726            1,762
                                    ===============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                             $            12
Mortality & expense charges                                                             (11)
                                                                            ----------------
Net investment income (loss)                                                              1
                                                                            ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             203
Net change in unrealized appreciation (depreciation)                                   (502)
                                                                            ----------------
Net gain (loss)                                                                        (299)
                                                                            ----------------

Increase (decrease) in net assets from operations                           $          (298)
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              1   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                           203                 --
Net change in unrealized appreciation (depreciation)                 (502)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (298)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                            2,024                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                 2,024                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,726                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $          1,726   $             --
                                                         =================  ================

Units sold                                                          1,762                 --
Units redeemed                                                         --                 --
                                                         -----------------  ----------------
Net increase (decrease)                                             1,762                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                           1,762                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                    $         2,024
Cost of units redeemed/account charges                                                   --
Net investment income (loss)                                                              1
Net realized gain (loss)                                                                 --
Realized gain distributions                                                             203
Net change in unrealized appreciation (depreciation)                                   (502)
                                                                            ----------------
Net assets                                                                  $         1,726
                                                                            ================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   2  $                2               1.25%               -9.4%
12/31/2017                     1.08                   0                   0               1.25%               10.5%
12/31/2016                     0.98                   0                   0               1.25%               -2.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               1.00%               -9.2%
12/31/2017                     1.08                   0                   0               1.00%               10.8%
12/31/2016                     0.98                   0                   0               1.00%               -2.1%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.75%               -8.9%
12/31/2017                     1.09                   0                   0               0.75%               11.0%
12/31/2016                     0.98                   0                   0               0.75%               -2.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.99                   0  $                0               0.50%               -8.7%
12/31/2017                     1.09                   0                   0               0.50%               11.3%
12/31/2016                     0.98                   0                   0               0.50%               -2.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.00                   0  $                0               0.25%               -8.5%
12/31/2017                     1.09                   0                   0               0.25%               11.6%
12/31/2016                     0.98                   0                   0               0.25%               -2.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             1.01                   0  $                0               0.00%               -8.2%
12/31/2017                     1.10                   0                   0               0.00%               11.9%
12/31/2016                     0.98                   0                   0               0.00%               -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.4%
    2017        0.0%
    2016        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VICTORY TRIVALENT INTERNATIONAL SMALL-CAP FUND A CLASS - 92647K101

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        191,270  $       230,427           16,986
                                                       ===============  ===============
Receivables: investments sold                   1,029
Payables: investments purchased                    --
                                     ----------------
Net assets                           $        192,299
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $       192,299         213,618  $         0.90
Band 100                                        --              --            0.90
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.91
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $       192,299         213,618
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                               $          1,542
Mortality & expense charges                                                               (908)
                                                                              -----------------
Net investment income (loss)                                                               634
                                                                              -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                  (188)
Realized gain distributions                                                              4,291
Net change in unrealized appreciation (depreciation)                                   (39,157)
                                                                              -----------------
Net gain (loss)                                                                        (35,054)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        (34,420)
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            634   $             --
Net realized gain (loss)                                             (188)                --
Realized gain distributions                                         4,291                 --
Net change in unrealized appreciation (depreciation)              (39,157)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                 (34,420)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                          227,919                 --
Cost of units redeemed                                               (986)                --
Account charges                                                      (214)                --
                                                         -----------------  ----------------
Increase (decrease)                                               226,719                 --
                                                         -----------------  ----------------
Net increase (decrease)                                           192,299                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $        192,299   $             --
                                                         =================  ================

Units sold                                                        214,810                 --
Units redeemed                                                     (1,192)                --
                                                         -----------------  ----------------
Net increase (decrease)                                           213,618                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                         213,618                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                      $        227,919
Cost of units redeemed/account charges                                                  (1,200)
Net investment income (loss)                                                               634
Net realized gain (loss)                                                                  (188)
Realized gain distributions                                                              4,291
Net change in unrealized appreciation (depreciation)                                   (39,157)
                                                                              -----------------
Net assets                                                                    $        192,299
                                                                              =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                 214  $              192               1.25%              -21.5%
12/31/2017                     1.15                   0                   0               1.25%               14.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.00%              -21.3%
12/31/2017                     1.15                   0                   0               1.00%               14.8%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -21.1%
12/31/2017                     1.15                   0                   0               0.75%               15.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -20.9%
12/31/2017                     1.15                   0                   0               0.50%               15.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.25%              -20.7%
12/31/2017                     1.15                   0                   0               0.25%               15.3%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -20.5%
12/31/2017                     1.15                   0                   0               0.00%               15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        1.6%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VICTORY TRIVALENT INTERNATIONAL SMALL-CAP FUND R6 CLASS - 92647K408

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $           267  $           331               23
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $           267
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $           267             296  $         0.90
Band 100                                        --              --            0.91
Band 75                                         --              --            0.91
Band 50                                         --              --            0.91
Band 25                                         --              --            0.92
Band 0                                          --              --            0.92
                                   ---------------  --------------
 Total                             $           267             296
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                              $              3
Mortality & expense charges                                                                (1)
                                                                             -----------------
Net investment income (loss)                                                                2
                                                                             -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 5
Net change in unrealized appreciation (depreciation)                                      (64)
                                                                             -----------------
Net gain (loss)                                                                           (59)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $            (57)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $              2   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                             5                 --
Net change in unrealized appreciation (depreciation)                  (64)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                     (57)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                              618                 --
Cost of units redeemed                                               (294)                --
Account charges                                                        --                 --
                                                         -----------------  ----------------
Increase (decrease)                                                   324                 --
                                                         -----------------  ----------------
Net increase (decrease)                                               267                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $            267   $             --
                                                         =================  ================

Units sold                                                            562                 --
Units redeemed                                                       (266)                --
                                                         -----------------  ----------------
Net increase (decrease)                                               296                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                             296                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                     $            618
Cost of units redeemed/account charges                                                   (294)
Net investment income (loss)                                                                2
Net realized gain (loss)                                                                   --
Realized gain distributions                                                                 5
Net change in unrealized appreciation (depreciation)                                      (64)
                                                                             -----------------
Net assets                                                                   $            267
                                                                             =================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/22/2017
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.90                   0  $                0               1.25%              -21.3%
12/31/2017                     1.15                   0                   0               1.25%               14.8%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               1.00%              -21.1%
12/31/2017                     1.15                   0                   0               1.00%               15.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.75%              -20.9%
12/31/2017                     1.15                   0                   0               0.75%               15.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.91                   0  $                0               0.50%              -20.7%
12/31/2017                     1.15                   0                   0               0.50%               15.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.25%              -20.5%
12/31/2017                     1.15                   0                   0               0.25%               15.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.92                   0  $                0               0.00%              -20.3%
12/31/2017                     1.16                   0                   0               0.00%               15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        2.2%
    2017        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VICTORY INTEGRITY MID-CAP VALUE FUND R6 CLASS - 92647K598 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.94
Band 100                                        --              --            0.94
Band 75                                         --              --            0.94
Band 50                                         --              --            0.94
Band 25                                         --              --            0.94
Band 0                                          --              --            0.94
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.94                   0  $                0               0.00%               -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   VICTORY INTEGRITY SMALL-CAP VALUE FUND R6 CLASS - 92647K788 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.78
Band 100                                        --              --            0.78
Band 75                                         --              --            0.78
Band 50                                         --              --            0.78
Band 25                                         --              --            0.78
Band 0                                          --              --            0.78
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -21.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -21.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -21.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -21.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -21.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.78                   0  $                0               0.00%              -21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
            VICTORY RS SMALL CAP GROWTH FUND R6 CLASS - 92647Q363

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $        17,866  $         18,936              279
                                                      ================  ===============
Receivables: investments sold                    102
Payables: investments purchased                   --
                                     ---------------
Net assets                           $        17,968
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band 125                            $       17,968          20,859  $          0.86
Band 100                                        --              --             0.86
Band 75                                         --              --             0.87
Band 50                                         --              --             0.87
Band 25                                         --              --             0.87
Band 0                                          --              --             0.87
                                    --------------  --------------
 Total                              $       17,968          20,859
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                                $              --
Mortality & expense charges                                                                  (13)
                                                                               ------------------
Net investment income (loss)                                                                 (13)
                                                                               ------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  619
Net change in unrealized appreciation (depreciation)                                      (1,070)
                                                                               ------------------
Net gain (loss)                                                                             (452)
                                                                               ------------------

Increase (decrease) in net assets from operations                              $            (465)
                                                                               ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (13)  $             --
Net realized gain (loss)                                               (1)                --
Realized gain distributions                                           619                 --
Net change in unrealized appreciation (depreciation)               (1,070)                --
                                                         -----------------  ----------------
Increase (decrease) in net assets from operations                    (465)                --
                                                         -----------------  ----------------

Contract owner transactions:
Proceeds from units sold                                           18,447                 --
Cost of units redeemed                                                 --                 --
Account charges                                                       (14)                --
                                                         -----------------  ----------------
Increase (decrease)                                                18,433                 --
                                                         -----------------  ----------------
Net increase (decrease)                                            17,968                 --
Net assets, beginning                                                  --                 --
                                                         -----------------  ----------------
Net assets, ending                                       $         17,968   $             --
                                                         =================  ================

Units sold                                                         20,875                 --
Units redeemed                                                        (16)                --
                                                         -----------------  ----------------
Net increase (decrease)                                            20,859                 --
Units outstanding, beginning                                           --                 --
                                                         -----------------  ----------------
Units outstanding, ending                                          20,859                 --
                                                         =================  ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                       $          18,447
Cost of units redeemed/account charges                                                       (14)
Net investment income (loss)                                                                 (13)
Net realized gain (loss)                                                                      (1)
Realized gain distributions                                                                  619
Net change in unrealized appreciation (depreciation)                                      (1,070)
                                                                               ------------------
Net assets                                                                     $          17,968
                                                                               ==================

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/22/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                  21  $               18               0.00%              -13.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.7%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.5%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.3%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -13.1%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.87                   0  $                0               0.00%              -12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
    VICTORY SOPHUS EMERGING MARKETS FUND R6 CLASS - 92647Q371 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.98
Band 100                                        --              --            0.98
Band 75                                         --              --            0.98
Band 50                                         --              --            0.98
Band 25                                         --              --            0.98
Band 0                                          --              --            0.98
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.7%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.98                   0  $                0               0.00%               -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
     VICTORY TRIVALENT INTERNATIONAL FUND-CORE EQUITY R6 CLASS - 92646A120
                                 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.97
Band 100                                        --              --            0.97
Band 75                                         --              --            0.97
Band 50                                         --              --            0.97
Band 25                                         --              --            0.97
Band 0                                          --              --            0.97
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.97                   0  $                0               0.00%               -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   WELLS FARGO SPECIAL MID CAP VALUE FUND R6 CLASS - 94987W513 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.84
Band 100                                        --              --            0.84
Band 75                                         --              --            0.84
Band 50                                         --              --            0.84
Band 25                                         --              --            0.84
Band 0                                          --              --            0.84
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.9%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.9%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.8%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.8%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.7%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.84                   0  $                0               0.00%              -15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
   WELLS FARGO INTERNATIONAL EQUITY FUND R6 CLASS - 94988V886 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.86
Band 100                                        --              --            0.86
Band 75                                         --              --            0.86
Band 50                                         --              --            0.86
Band 25                                         --              --            0.86
Band 0                                          --              --            0.86
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.1%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.0%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -14.0%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.9%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.86                   0  $                0               0.00%              -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          AUL AMERICAN UNIT TRUST
  WELLS FARGO SPECIAL SMALL CAP VALUE FUND R6 CLASS - 94988A668 (UNAUDITED)

                           STATEMENT OF NET ASSETS
                              December 31, 2018

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $            --  $            --               --
                                                     ===============  ===============
Receivables: investments sold                    --
Payables: investments purchased                  --
                                    ---------------
Net assets                          $            --
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band 125                           $            --              --  $         0.80
Band 100                                        --              --            0.80
Band 75                                         --              --            0.80
Band 50                                         --              --            0.80
Band 25                                         --              --            0.80
Band 0                                          --              --            0.80
                                   ---------------  --------------
 Total                             $            --              --
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2018

Investment Income:
Dividend income                                                            $            --
Mortality & expense charges                                                             --
                                                                           ---------------
Net investment income (loss)                                                            --
                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net gain (loss)                                                                         --
                                                                           ---------------

Increase (decrease) in net assets from operations                          $            --
                                                                           ===============

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,
                                                               2018*              2017*
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $             --   $             --
Net realized gain (loss)                                               --                 --
Realized gain distributions                                            --                 --
Net change in unrealized appreciation (depreciation)                   --                 --
                                                         ----------------   ----------------
Increase (decrease) in net assets from operations                      --                 --
                                                         ----------------   ----------------

Contract owner transactions:
Proceeds from units sold                                               --                 --
Cost of units redeemed                                                 --                 --
Account charges                                                        --                 --
                                                         ----------------   ----------------
Increase (decrease)                                                    --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Net assets, beginning                                                  --                 --
                                                         ----------------   ----------------
Net assets, ending                                       $             --   $             --
                                                         ================   ================

Units sold                                                             --                 --
Units redeemed                                                         --                 --
                                                         ----------------   ----------------
Net increase (decrease)                                                --                 --
Units outstanding, beginning                                           --                 --
                                                         ----------------   ----------------
Units outstanding, ending                                              --                 --
                                                         ================   ================

                            CUMULATIVE NET ASSETS
                              December 31, 2018

Proceeds from units sold                                                   $            --
Cost of units redeemed/account charges                                                  --
Net investment income (loss)                                                            --
Net realized gain (loss)                                                                --
Realized gain distributions                                                             --
Net change in unrealized appreciation (depreciation)                                    --
                                                                           ---------------
Net assets                                                                 $            --
                                                                           ===============

------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/20/2018
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                              BAND 125
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.2%

                                                              BAND 100
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.2%

                                                               BAND 75
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.1%

                                                               BAND 50
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.1%

                                                               BAND 25
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -20.0%

                                                               BAND 0
                 --------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                           UNITS                                   A % OF
                     ACCUM. UNIT        OUTSTANDING          NET ASSETS            AVERAGE
                        VALUE             (000s)               (000s)            NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2018       $             0.80                   0  $                0               0.00%              -19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2018        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                         NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                 FUND FAMILIES

                                       AB
                                     Alger
                                    Allianz
                                American Beacon
                                American Century
                                 American Funds
                                      AMG
                                      AQR
                                     Ariel
                                   Ave Maria
                                 Baron Capital
                                   BlackRock
                                   BMO Funds
                                    Calvert
                                 Cohen & Steers
                                    Columbia
                                      CRM
                                   Crossmark
                                    Delaware
                                      DFA
                                    Dreyfus
                                      DWS
                                   Federated
                                    Fidelity
                               Franklin Templeton
                                     Frost
                                 Goldman Sachs
                                   GuideStone
                                    Hartford
                                    Henssler
                                    Invesco
                                   Ivy Funds
                                     Janus
                                  John Hancock
                                   JP Morgan
                              Knights of Columbus
                                   Legg Mason
                                  Lord Abbett
                                    Mainstay
                                Manning & Napier
                                      MFS
                                    Natixis
                                Neuberger Berman
                                 Northern Trust
                                     Nuveen
                                   Oak Ridge
                                    Oakmark
                                  Oppenheimer
                                   Parnassus
                                   Pax World
                                     Payden
                                      PGIM
                                     Pimco
                                    Pioneer
                                      PNC
                                Principal Funds
                               Putnam Investments
                                    Russell
                                  State Street
                                 T. Rowe Price
                                   Thornburg
                                   TIAA-CREF
                                  Timothy Plan
                                   Touchstone
                                    Vanguard
                                    Victory
                                     Virtus
                                  Wells Fargo

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2018. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2018.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm does not cover the financial statements and financial highlights presented as "Unaudited".

For the year ending December 31, 2018, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2018, and the financial highlights for 2018 have not been audited.

     SUBACCOUNT

     American Century Equity Growth Fund Investor Class - 02507M600 MFS New Discovery Fund R3 Class - 55273H742
     Nuveen Strategy Growth Allocation A Class - 67074V812
     Nuveen Strategy Growth Allocation R3 Class - 67074V762
     Russell Strategic Bond Fund S Class - 782494454

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the year ending December 31, 2017, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2017, and the financial highlights for 2017 and the years prior, if any, have not been audited.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SUBACCOUNT

     AB Discovery Value Fund Z Class - 018914804
     AllianzGI Retirement 2020 Fund R6 Class - 01900A510
     AllianzGI Retirement 2025 Fund R6 Class - 01880B835
     AllianzGI Retirement 2030 Fund R6 Class - 01900A437
     AllianzGI Retirement 2035 Fund R6 Class - 01880B777
     AllianzGI Retirement 2040 Fund R6 Class - 01900A353
     AllianzGI Retirement 2045 Fund R6 Class - 01880B728
     AllianzGI Retirement 2050 Fund A Class - 01900A338
     AllianzGI Retirement 2050 Fund R6 Class - 01900A270
     AllianzGI Retirement 2055 Fund R6 Class - 01880B660
     American Beacon International Equity Fund Investor Class - 02368A794 American Beacon International Equity Fund R6 Class - 024526766
     American Beacon Small Cap Fund R6 Class - 024526774
     American Century Growth Fund R6 Class - 02508H519
     American Century Small Cap Value Fund R6 Class - 025076324
     American Century Ultra Fund R6 Class - 02508H444
     Ariel International Fund Investor Class - 040337883
     BlackRock Equity Dividend Fund K Class - 09251M801
     BlackRock Global Dividend Portfolio K Class - 09257E712
     BlackRock High Yield Bond Portfolio K Class - 09260B614
     BlackRock Mid-Cap Growth Equity Portfolio Inst. Class - 091928861
     BlackRock Mid-Cap Growth Equity Portfolio K Class - 09258N604
     BlackRock Mid-Cap Growth Equity Portfolio R Class - 09256H864
     BlackRock Multi-Asset Income Fund A Class - 09256H351
     BlackRock Strategic Income Opportunities Port. A Class - 09260B416 BlackRock Strategic Income Opportunities Port. K Class - 09260B374
     BMO Growth Allocation Fund R6 Class - 09658L398
     ClearBridge International Value Fund IS Class - 52469X870
     ClearBridge Large Cap Growth Fund A Class - 52469H826
     Columbia Overseas Value Fund Advisor Class - 19766P884
     Columbia Overseas Value Fund Institutional 3 Class - 19766P868
     Columbia Select Large Cap Value Fund Advisor - A Class - 19766H619
     Columbia Quality Income Fund - Institutional 3 Class - 19766J581
     DFA Commodity Strategy Portfolio Institutional Class - 23320G463
     DFA Emerging Markets Core Equity Portfolio Institutional Class - 233203421 DFA Emerging Markets Sustainability Core 1 Portfolio Inst Class - 25239Y378 DFA Five-Year Global Fixed Income Portfolio Institutional Class - 233203884 DFA Global Real Estate Securities Portfolio Class - 23320G554
     DFA Inflation-Protected Securities Portfolio Inst. Class-233203355
     DFA International Small Company Portfolio Inst. Class - 233203629
     DFA International Sustainability Core 1 Portfolio - 233203199
     DFA U.S. Large Cap Value Portfolio Institutional Class - 233203827
     DFA U.S. Sustainability Core 1 Portfolio - 233203215
     Federated High Yield Trust R6 Class - 314197807
     Federated Kaufmann Large Cap Fund R6 Class - 314172131
     Federated MDT Small Cap Growth Fund A Class - 31421R775
     Federated MDT Small Cap Growth Fund Institutional Class - 31421R759 Federated MDT Small Cap Growth Fund R6 Class - 31421R619
     Fidelity 500 Index Fund - 315911750
     Fidelity Advisor Balanced Fund I Class - 315807867
     Fidelity Advisor Balanced Fund M Class - 315807404
     Fidelity Advisor Balanced Fund Z Class - 315805192
     Fidelity Advisor Diversified International Fund Z Class - 315920173 Fidelity Advisor Freedom 2060 Fund M Class - 315793752
     Fidelity Advisor Int'l Cap Appreciation Fund Z Class - 315920157
     Fidelity Advisor New Insights Fund Z Class - 316071869

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SUBACCOUNT

     Fidelity Advisor Total Bond Fund Z Class - 31617L798
     Franklin Growth Series R6 Class - 353496649
     Franklin Small Cap Value Fund R6 Class - 355148669
     Franklin Small-Mid Cap Growth Fund Advisor Class - 354713869
     Goldman Sachs Mid Cap Value Fund R6 Class - 38147X432
     Goldman Sachs U.S. Equity Insights Fund R6 Class - 38147X465
     Hartford Schroders US Small/Mid-Cap Opportunities Fund R4 Class - 41665H219 Invesco International Growth Fund R6 Class - 00889A400
     Ivy Small Cap Core Fund N Class - 46600A724
     Janus Henderson Global Equity Income Fund N Class - 47103X484
     Janus Henderson Global Equity Income Fund S Class - 47103X450
     John Hancock Bond Fund R6 Class - 41223606
     John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 47804U862 John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 47804U821 John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 47804U771 John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 47804U730 John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 47804U680 John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 47804U649 John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 47804U599 John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 47804U557 John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 47804U516 John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 41015K367 John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 47805T849 John Hancock Funds Multi-Index Inc Preservation Port R6 Class - 47804M613 JPMorgan Equity Income Fund R4 Class - 4812C2114
     JPMorgan Equity Income Fund R6 Class - 46636U876
     JPMorgan Government Bond Fund R4 Class - 4812C2130
     JPMorgan Government Bond Fund R6 Class - 4812C0118
     JPMorgan Mid Cap Value Fund R4 Class - 46647B206
     JPMorgan Mid Cap Value Fund R6 Class - 46647B404
     JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 46636U595
     JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 46636U538
     JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 46636U462
     JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 46636U397
     JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 46636U330
     JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 46636U264
     JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 46636U199
     JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 46636U132
     JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 48127B524
     JPMorgan SmartRetirement Blend Income Fund R6 Class - 46636U736
     JPMorgan U.S. Small Company Fund R4 Class - 48127B441
     JPMorgan U.S. Small Company Fund R6 Class - 48121L346
     JPMorgan Value Advantage Fund R4 Class - 46641U424
     Loomis Sayles Small Cap Growth Fund N Class - 543488811
     Lord Abbett Bond-Debenture Fund R3 Class - 544004807
     Lord Abbett International Opportunities Fund Class R6 Class - 54400A662 Lord Abbett International Opportunities Fund R3 Class - 543915441
     Lord Abbett International Opportunities Fund R5 Class - 54400A670
     Lord Abbett Value Opportunities Fund R5 Class - 54400A779
     Lord Abbett Value Opportunities Fund R6 Class - 54400A761
     MainStay Large Cap Growth Fund R6 Class - 56063N808
     MFS Emerging Markets Debt Fund R6 Class - 552746364
     MFS Mid Cap Growth Fund R6 Class - 552987554
     Nuveen Real Estate Securities Fund R6 Class - 670678119
     Nuveen Small Cap Value Fund R6 Class - 670693837
     Oppenheimer Global Fund I Class - 683924609
     Oppenheimer Global Opportunities Fund I Class - 683943609
     Oppenheimer International Bond Fund I Class - 68380T608
     PGIM Global Real Estate Fund R4 Class - 744336660
     PGIM Total Return Bond Fund R2 Class - 74440B819

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SUBACCOUNT

     Pimco All Asset Fund Institutional Class - 722005626
     Pioneer Global Equity Y Class - 72387N788
     Principal Income Fund R6 Class - 742537616
     Principal International Equity Index Fund R3 Class - 742553357
     Principal LargeCap Growth Fund R6 Class-742537590
     PGIM Jennison Small Company Fund R6 Class - 74441N887
     PGIM QMA Mid Cap Value Fund - R6 Class - 74441L824
     Putnam Dynamic Asset Allocation Growth Fund R6 Class - 746444728
     Putnam Equity Income Fund A Class - 746745108
     Putnam Growth Opportunities Fund R6 Class - 74680A208
     Russell Global Real Estate Securities Fund R6 Class - 78250F786 Crossmark Steward Global Equity Income Fund - A Class - 860324862
     T. Rowe Price International Value Equity Fund I Class - 77956H518
     T. Rowe Price Mid-Cap Growth Fund I Class - 779556406
     Templeton Foreign Fund R6 Class - 880196878
     The Hartford MidCap Fund R4 Class - 41664M854
     The Hartford MidCap Fund R6 Class - 41664R267
     TIAA-CREF Lifecycle 2030 Fund Institutional Class - 886315621
     TIAA-CREF Lifecycle 2035 Fund Institutional Class - 886315613
     TIAA-CREF Lifecycle 2040 Fund Institutional Class - 886315597
     TIAA-CREF Lifecycle 2045 Fund Institutional Class - 886315589
     TIAA-CREF Lifecycle 2050 Fund Institutional Class - 886315571
     Touchstone Mid Cap Growth Fund Institutional Class - 89154X526 UIT-Oppenheimer Gold & Special Minerals Fund I Class-683910608
     Vanguard Inflation-Protected Securities Fd Admiral Class-922031737 Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 92206C888 Vanguard International Growth Fund Admiral Class - 921910501
     Vanguard Target Retirement 2065 Fund Investor Class - 92202E680
     Victory RS Small Cap Growth Fund R6 Class - 92647Q363
     Victory Sycamore Small Company Opportunity Fund R6 Class - 92647K630 Victory Trivalent International Small-Cap Fund A Class - 92647K101 Victory Trivalent International Small-Cap Fund R6 Class - 92647K408

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

      Level 1 -- Unadjusted quoted prices in active markets for identical assets.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      Level 2 -- Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

      Level 3 -- Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2018, in valuing the Variable Account's subaccount investments carried at fair value:

                            LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                       ----------------  ------------  ------------  -----------------
         Mutual Funds  $  4,603,270,891  $         --  $         --  $  4,603,270,891

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2018, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2018 and 2017, were $4,881,901 and $4,459,514, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2018 and 2017, were $18,960 and $117,666, respectively.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

                              ANNUAL MORTALITY AND
         BAND                    EXPENSE CHARGE
         -----------------  ------------------------
         Band 125                               1.25%
         Band 100                               1.00%
         Band 75                                0.75%
         Band 50                                0.50%
         Band 25                                0.25%
         Band 0                                 0.00%
         Band S                                 0.50%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2018 and 2017, were $52,140,229 and $52,698,465 respectively.

4.    INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2018, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         AB Core Opportunities Fund R Class                                   $       248,361  $       133,113
         AB Discovery Growth Fund R Class                                             355,076          839,385
         AB Discovery Value Fund R Class                                               94,832          204,960
         AB Discovery Value Fund Z Class                                               66,050           29,299
         AB High Income Fund Advisor Class                                            721,134        5,252,865
         AB High Income Fund R Class                                                    6,946            7,348
         AB International Growth Fund R Class                                          24,828          127,354
         AB International Value Fund R Class                                          159,804           92,710
         AB Small Cap Growth Fund R Class                                             634,219        1,352,801
         AB Value Fund R Class                                                          7,582           15,332
         Alger Balanced Portfolio I-2 Class                                           342,780          521,374
         Alger Capital Appreciation Fund Z Class                                    1,656,620        1,348,068
         Alger Capital Appreciation Institutional Fund I Class                      1,550,097        1,770,258
         Alger Capital Appreciation Institutional Fund R Class                      1,076,897        3,008,283
         Alger Capital Appreciation Portfolio I-2 Class                            10,285,150       21,719,465
         Alger Large Cap Growth Portfolio I-2 Class                                 1,379,811        5,044,803
         Alger Small Cap Growth Institutional Fund I Class                            155,752           54,176
         Alger Small Cap Growth Institutional Fund R Class                             14,313            8,886
         AllianzGI Multi-Asset Income Fund Administrative Class                        37,114          316,810
         AllianzGI NFJ Dividend Value Fund Administrative Class                         1,388          319,014
         AllianzGI NFJ Dividend Value Fund R Class                                     64,432           99,154
         AllianzGI NFJ Mid-Cap Value Fund Administrative Class                        724,483          248,088
         AllianzGI NFJ Mid-Cap Value Fund R Class                                      49,716          232,185
         AllianzGI NFJ Small-Cap Value Fund Administrative Class                      480,629        2,227,231
         AllianzGI NFJ Small-Cap Value Fund R Class                                   330,915        1,738,144
         AllianzGI NFJ Small-Cap Value Fund R6 Class                                  841,625          468,300
         AllianzGI Retirement 2020 Fund Administrative Class                           55,697           34,369
         AllianzGI Retirement 2020 Fund R6 Class                                      685,166            3,863
         AllianzGI Retirement 2025 Fund Administrative Class                           21,629           87,320
         AllianzGI Retirement 2025 Fund R6 Class                                      643,849            2,251
         AllianzGI Retirement 2030 Fund Administrative Class                           76,486          123,884
         AllianzGI Retirement 2030 Fund R6 Class                                      599,897            6,774
         AllianzGI Retirement 2035 Fund Administrative Class                           80,523           15,214
         AllianzGI Retirement 2035 Fund R6 Class                                      339,590           53,687
         AllianzGI Retirement 2040 Fund Administrative Class                           80,177            8,339
         AllianzGI Retirement 2040 Fund R6 Class                                      457,667           24,155
         AllianzGI Retirement 2045 Fund A Class                                           139              137
         AllianzGI Retirement 2045 Fund Administrative Class                           65,867           44,168
         AllianzGI Retirement 2045 Fund R6 Class                                      152,394              633

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         AllianzGI Retirement 2050 Fund A Class                               $         1,450  $            29
         AllianzGI Retirement 2050 Fund Administrative Class                           50,715           21,154
         AllianzGI Retirement 2050 Fund R6 Class                                       68,983            1,414
         AllianzGI Retirement 2055 Fund Administrative Class                           96,184           27,541
         AllianzGI Retirement 2055 Fund R6 Class                                       56,823            2,558
         American Beacon International Equity Fund Investor Class                       2,927                1
         American Beacon International Equity Fund R6 Class                           235,548              330
         American Beacon Small Cap Fund R6 Class                                    1,020,325          147,126
         American Century Disciplined Growth Fund A Class                              14,165          511,268
         American Century Disciplined Growth Fund Investor Class                      167,264        2,458,184
         American Century Diversified Bond Fund A Class                                   159           31,483
         American Century Emerging Markets Fund A Class                                49,020            5,702
         American Century Emerging Markets Fund Investor Class                      5,913,998          918,907
         American Century Emerging Markets Fund R6 Class                              669,603           73,466
         American Century Equity Growth Fund A Class                                  602,094        1,349,508
         American Century Equity Income Fund A Class                                  877,565        2,577,048
         American Century Equity Income Fund Investor Class                           960,978        3,861,700
         American Century Equity Income Fund R6 Class                                  20,947           21,237
         American Century Ginnie Mae A Class                                        1,224,191        1,114,111
         American Century Growth Fund A Class                                         280,911          878,470
         American Century Growth Fund R6 Class                                        191,818           64,099
         American Century Heritage Fund A Class                                       636,323        2,913,755
         American Century Heritage Fund Investor Class                                232,151          741,025
         American Century Heritage Fund R6 Class                                    1,337,161          267,160
         American Century Income & Growth Investor Class                            2,948,753        2,302,895
         American Century Inflation-Adjusted Bond A Class                             514,300        1,710,758
         American Century International Bond A Class                                      313               17
         American Century International Bond Investor Class                                97                7
         American Century International Discovery A Class                              10,096              363
         American Century International Growth A Class                                 37,148          741,588
         American Century International Growth Investor Class                         450,690        1,020,603
         American Century Large Company Value A Class                                  62,573          937,850
         American Century Mid Cap Value Fund A Class                                1,298,454        3,757,575
         American Century Mid Cap Value Fund Investor Class                         6,538,807       16,246,845
         American Century Mid Cap Value Fund R6 Class                               6,451,694        1,691,537
         American Century One Choice 2020 Portfolio A Class                         4,394,862       19,237,700
         American Century One Choice 2020 Portfolio Investor Class                 10,193,712       33,713,400
         American Century One Choice 2020 Portfolio R6 Class                        9,420,036        1,365,403
         American Century One Choice 2025 Portfolio A Class                         4,694,180       16,516,243
         American Century One Choice 2025 Portfolio Investor Class                  9,697,894       22,856,625
         American Century One Choice 2025 Portfolio R6 Class                        4,391,727        1,447,990
         American Century One Choice 2030 Portfolio A Class                         5,160,307       16,785,749
         American Century One Choice 2030 Portfolio Investor Class                  8,021,632       19,990,369
         American Century One Choice 2030 Portfolio R6 Class                        4,252,810          775,261
         American Century One Choice 2035 Portfolio A Class                         3,916,955       12,459,982
         American Century One Choice 2035 Portfolio Investor Class                  7,994,100       16,173,482
         American Century One Choice 2035 Portfolio R6 Class                        3,029,258          554,386
         American Century One Choice 2040 Portfolio A Class                         4,235,991       15,615,685
         American Century One Choice 2040 Portfolio Investor Class                  6,994,973       19,769,167
         American Century One Choice 2040 Portfolio R6 Class                        3,509,334          177,488
         American Century One Choice 2045 Portfolio A Class                         4,375,708        8,692,694
         American Century One Choice 2045 Portfolio Investor Class                  6,132,270       11,454,424
         American Century One Choice 2045 Portfolio R6 Class                        2,929,488          506,639
         American Century One Choice 2050 Portfolio A Class                         4,044,973        6,949,964
         American Century One Choice 2050 Portfolio Investor Class                  5,928,980       10,682,393
         American Century One Choice 2050 Portfolio R6 Class                        2,496,410          284,623
         American Century One Choice 2055 Portfolio A Class                         2,884,107        4,226,534
         American Century One Choice 2055 Portfolio Investor Class                  4,124,267        4,159,044

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         American Century One Choice 2055 Portfolio R6 Class                  $     1,194,001  $        40,151
         American Century One Choice 2060 Portfolio A Class                           872,852          572,003
         American Century One Choice 2060 Portfolio Investor Class                  1,432,417          451,951
         American Century One Choice 2060 Portfolio R6 Class                          108,123           10,023
         American Century One Choice In Retirement Port. R6 Class                   2,221,888        1,030,660
         American Century One Choice In Retirement Portfolio A Class                1,733,512        8,521,438
         American Century One Choice In Retirement Portfolio Investor Class           963,860        5,878,222
         American Century Real Estate Fund A Class                                    197,185          771,253
         American Century Real Estate Fund Investor Class                             443,742        1,173,262
         American Century Real Estate Fund R6 Class                                    60,133          287,839
         American Century Select A Class                                                   --           55,950
         American Century Select Investor Class                                       103,117           59,673
         American Century Small Cap Growth A Class                                    155,423          287,223
         American Century Small Cap Value Fund A Class                                510,367          692,737
         American Century Small Cap Value Fund Investor Class                       1,302,844        3,157,432
         American Century Small Cap Value Fund R6 Class                               508,879           98,003
         American Century Small Company A Class                                       222,882          780,770
         American Century Strategic Alloc.: Aggressive Fd. R6 Cl.                   1,075,603          354,862
         American Century Strategic Alloc.: Aggressive Fund A Class                 1,177,016        2,508,024
         American Century Strategic Alloc.: Aggressive Fund Investor Class          4,794,981       15,022,255
         American Century Strategic Alloc.: Conser. Fund R6 Class                     519,735          273,084
         American Century Strategic Alloc.: Conservative Fund A Class                 320,250        1,135,569
         American Century Strategic Alloc.: Conservative Fund Investor Class        1,060,337        3,197,612
         American Century Strategic Alloc.: Moderate Fd. R6 Class                   1,194,711          341,463
         American Century Strategic Alloc.: Moderate Fund A Class                   1,087,786        6,595,753
         American Century Strategic Alloc.: Moderate Fund Investor Class           11,847,843       23,568,023
         American Century Ultra Fund A Class                                          206,572          246,105
         American Century Ultra Fund Investor Class                                   207,599          467,022
         American Century Ultra Fund R6 Class                                       1,070,453           29,117
         American Century Value A Class                                                 4,163           31,513
         American Century Value Investor Class                                        269,731        2,466,214
         American Century VP Capital Appreciation Fund I Class                      1,040,285        5,312,426
         American Funds 2010 Target Date Retirement Fund R3 Class                   1,124,417          106,072
         American Funds 2010 Target Date Retirement Fund R4 Class                     954,759          473,175
         American Funds 2010 Target Date Retirement Fund R6 Class                   1,863,161          314,980
         American Funds 2015 Target Date Retirement Fund R3 Class                     383,739          347,615
         American Funds 2015 Target Date Retirement Fund R4 Class                   1,196,526          725,734
         American Funds 2015 Target Date Retirement Fund R6 Class                   2,669,429          333,564
         American Funds 2020 Target Date Retirement Fund R3 Class                   1,405,444          363,788
         American Funds 2020 Target Date Retirement Fund R4 Class                   7,424,722        3,485,805
         American Funds 2020 Target Date Retirement Fund R6 Class                   6,398,987        2,065,971
         American Funds 2025 Target Date Retirement Fund R3 Class                   2,979,261          975,985
         American Funds 2025 Target Date Retirement Fund R4 Class                   9,021,961        2,783,559
         American Funds 2025 Target Date Retirement Fund R6 Class                   7,029,407        1,345,202
         American Funds 2030 Target Date Retirement Fund R3 Class                   3,617,918          509,478
         American Funds 2030 Target Date Retirement Fund R4 Class                   5,748,881        2,859,421
         American Funds 2030 Target Date Retirement Fund R6 Class                   7,969,022        1,319,569
         American Funds 2035 Target Date Retirement Fund R3 Class                   4,333,557          499,008
         American Funds 2035 Target Date Retirement Fund R4 Class                   7,139,600        2,647,581
         American Funds 2035 Target Date Retirement Fund R6 Class                   7,698,216        1,212,929
         American Funds 2040 Target Date Retirement Fund R3 Class                   3,032,989          295,471
         American Funds 2040 Target Date Retirement Fund R4 Class                   5,664,247        2,759,056
         American Funds 2040 Target Date Retirement Fund R6 Class                   9,935,352        2,704,992
         American Funds 2045 Target Date Retirement Fund R3 Class                   1,843,908          335,778
         American Funds 2045 Target Date Retirement Fund R4 Class                   5,412,834        2,696,915
         American Funds 2045 Target Date Retirement Fund R6 Class                   6,019,624        1,263,193
         American Funds 2050 Target Date Retirement Fund R3 Class                   1,596,199          259,758
         American Funds 2050 Target Date Retirement Fund R4 Class                   5,083,091        1,318,570
         American Funds 2050 Target Date Retirement Fund R6 Class                   4,327,787          844,495
         American Funds 2055 Target Date Retirement Fund R3 Class                   1,346,728          183,869

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         American Funds 2055 Target Date Retirement Fund R4 Class             $     2,099,552  $       724,369
         American Funds 2055 Target Date Retirement Fund R6 Class                   2,388,667          374,540
         American Funds 2060 Target Date Retirement Fund R3 Class                     275,540           43,001
         American Funds 2060 Target Date Retirement Fund R4 Class                     573,157          162,059
         American Funds 2060 Target Date Retirement Fund R6 Class                     468,009          117,858
         American Funds AMCAP Fund R3 Class                                         1,089,123        1,012,589
         American Funds AMCAP Fund R4 Class                                         2,350,581       13,312,511
         American Funds AMCAP Fund R6 Class                                         5,999,772        1,582,216
         American Funds American Balanced Fund R3 Class                            13,503,531       14,398,377
         American Funds American Balanced Fund R4 Class                            12,781,723       22,803,751
         American Funds American Balanced Fund R6 Class                            26,099,012        8,401,069
         American Funds American High Income Trust R3 Class                           111,453          768,208
         American Funds American High Income Trust R4 Class                            72,372          106,995
         American Funds Capital World Bond Fund R6 Class                              245,058           21,232
         American Funds Capital World Growth and Income Fund R3 Class               1,172,510        6,524,599
         American Funds Capital World Growth and Income Fund R4 Class               4,679,094       10,592,214
         American Funds Capital World Growth and Income Fund R6 Class               7,924,357        2,819,020
         American Funds EuroPacific Growth Fund R3 Class                            3,313,545        6,533,301
         American Funds EuroPacific Growth Fund R4 Class                           14,073,402       18,219,818
         American Funds EuroPacific Growth Fund R6 Class                           16,202,807        4,632,943
         American Funds Fundamental Investors R3 Class                              1,532,163        4,044,114
         American Funds Fundamental Investors R4 Class                              2,871,020        5,252,349
         American Funds Fundamental Investors R6 Class                              5,760,288        2,717,768
         American Funds Intermediate Bond Fund of America R3 Class                     41,041          192,465
         American Funds Intermediate Bond Fund of America R4 Class                    130,457           83,499
         American Funds New Perspective Fund R3 Class                                 986,803        1,921,543
         American Funds New Perspective Fund R4 Class                               2,600,295        3,541,093
         American Funds New Perspective Fund R6 Class                               5,954,977        1,995,053
         American Funds New World Fund R3 Class                                       278,976          212,669
         American Funds New World Fund R4 Class                                     4,567,967        9,029,888
         American Funds New World Fund R6 Class                                     4,188,197        1,161,536
         American Funds SMALLCAP World Fund R3 Class                                  565,014          753,873
         American Funds SMALLCAP World Fund R4 Class                                  874,781          148,575
         American Funds SMALLCAP World Fund R6 Class                                3,646,043          830,233
         American Funds The Growth Fund of America R3 Class                         3,929,014        9,190,207
         American Funds The Growth Fund of America R4 Class                         6,753,250       14,582,304
         American Funds The Growth Fund of America R6 Class                        30,014,843        7,296,068
         American Funds Washington Mutual Investors Fund R3 Class                   2,289,276        2,251,833
         American Funds Washington Mutual Investors Fund R4 Class                   6,449,444       11,471,333
         American Funds Washington Mutual Investors Fund R6 Class                  13,210,029        3,851,692
         AMG Renaissance Large Cap Growth N Class                                       1,770            3,955
         AMG Managers Cadence Mid Cap Fund Investor Class                                 133            3,873
         AMG Managers Cadence Mid Cap Fund Service Class                                2,379              176
         AQR Emerging Multi-Style Fund N Class                                          8,102            9,298
         AQR Large Cap Multi-Style Fund N Class                                         5,170           74,622
         Ariel Appreciation Fund Investor Class                                        45,188          620,049
         Ariel Fund Investor Class                                                    374,322          195,958
         Ariel International Fund Investor Class                                      155,580              445
         Ave Maria Growth Fund No Load                                                 82,717            4,289
         Ave Maria Rising Dividend Fund No Load                                        51,232           40,768
         Ave Maria Value Fund No Load                                                  13,001              170
         Ave Maria World Equity Fund No Load                                            7,764              136
         BlackRock Advisor Small Cap Growth Equity Port Institutional Cl              451,002          213,813
         BlackRock Equity Dividend Fund Institutional Class                            75,559          377,364
         BlackRock Equity Dividend Fund K Class                                       494,986            3,344
         BlackRock Global Allocation Fund Institutional Class                         193,286          690,496
         BlackRock Global Allocation Fund K Class                                     604,054          378,707
         BlackRock Global Allocation Fund R Class                                     387,895          343,003
         BlackRock Global Dividend Portfolio K Class                                   10,621            4,287
         BlackRock GNMA Portfolio Service Class                                       145,176          677,161

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         BlackRock Health Sciences Opport. Port. Inst. Class                  $       477,996  $       236,903
         BlackRock Health Sciences Opportunities Port. R Class                          5,906            2,845
         BlackRock Health Sciences Opportunities Portfolio K Cl.                      132,147           13,937
         BlackRock High Yield Bond Portfolio K Class                                  400,439          184,602
         BlackRock High Yield Bond Portfolio R Class                                   16,019              197
         BlackRock High Yield Bond Portfolio Service Class                              8,105              578
         BlackRock Mid-Cap Growth Equity Portfolio Inst. Class                        292,632            1,437
         BlackRock Mid-Cap Growth Equity Portfolio K Class                            909,815          386,794
         BlackRock Mid-Cap Growth Equity Portfolio R Class                              6,280                9
         BlackRock Multi-Asset Income Fund A Class                                 12,795,350        2,099,462
         BlackRock Strategic Income Opportunities Port. A Class                    13,308,028        2,157,897
         BlackRock Strategic Income Opportunities Port. K Class                       130,208           48,147
         BlackRock Total Return Fund A Class                                          299,310          475,333
         BlackRock Total Return Fund K Class                                        1,393,343          310,202
         BlackRock Total Return Fund R Class                                           51,577           38,345
         BMO Aggressive Allocation Fund R6 Class                                      242,920          207,542
         BMO Balanced Allocation Fund R6 Class                                      4,127,432          962,714
         BMO Conservative Allocation Fund R6 Class                                     70,614           38,892
         BMO Growth Allocation Fund R6 Class                                          456,240          224,168
         BMO Mid-Cap Growth Fund A Class                                               25,126           50,362
         BMO Mid-Cap Value Fund A Class                                                60,049           64,655
         BMO Moderate Allocation Fund R6 Class                                        642,093          388,351
         BMO Small-Cap Growth Fund A Class                                            171,122          474,796
         Calvert Equity Portfolio A Class                                             188,270          723,954
         Calvert Income Fund A Class                                                   55,461           83,717
         Calvert Small Cap Fund A Class                                                17,664            5,048
         Calvert VP SRI Mid Cap Growth Portfolio No Load                              668,475        2,317,913
         ClearBridge Aggressive Growth Fund FI Class                                   44,546          324,304
         ClearBridge Aggressive Growth Fund R Class                                    16,846           61,703
         ClearBridge Appreciation Fund FI Class                                       197,651          220,285
         ClearBridge Appreciation Fund R Class                                         15,551           86,267
         ClearBridge International Value Fund IS Class                                415,124           75,844
         ClearBridge Large Cap Growth Fund A Class                                      8,418               16
         Columbia Acorn International Fund A Class                                      4,864            1,283
         Columbia Acorn International Fund Advisor Class                                2,179            1,929
         Columbia Acorn International Fund Institutional Class                          2,847           36,206
         Columbia Acorn International Fund Institutional 3 Class                          234              234
         Columbia Contrarian Core Fund A Class                                        418,293          579,488
         Columbia Contrarian Core Fund Advisor Class                                  111,377          285,092
         Columbia Dividend Income Fund A Class                                        216,212          243,317
         Columbia Dividend Income Fund Advisor Class                                  454,204          304,018
         Columbia Emerging Markets Bond Fund A Class                                    4,147           17,148
         Columbia Emerging Markets Bond Fund Institutional 3 Class                     65,129           61,336
         Columbia Mid Cap Index Fund A Class                                       11,026,895       18,360,933
         Columbia Select Mid Cap Value Fund Advisor Class                              68,391           21,377
         Columbia Overseas Value Fund Advisor Class                                   995,682            4,116
         Columbia Overseas Value Fund Institutional 3 Cla                              81,539           46,854
         Columbia Select Global Growth Fund A Class                                     7,483           22,792
         Columbia Select Global Growth Fund Advisor Class                               4,096               62
         Columbia Select Large Cap Value Fund Advisor - A Class                        75,877              603
         Columbia Select Large Cap Value Fund Advisor Class                           862,873       12,753,379
         Columbia Select Small Cap Value Fund - A Class                               130,660          198,574
         Columbia Select Small Cap Value Fund - Advisor Class                              (2)         128,358
         Columbia Seligman Communications and Inform Fund - Instit 3 Cl               357,193          160,566
         Columbia Seligman Communications and Information Fund A Class                314,153          650,493
         Columbia Seligman Communications and Information Fund Advisor Class          817,143          595,869
         Columbia Seligman Communications and Information Fund Instit Class           344,554          189,466
         Columbia Small Cap Index Fund A Class                                      9,036,718       12,113,463
         Columbia Quality Income Fund - A Class                                        95,799           58,217
         Columbia Quality Income Fund - Advisor Class                                 243,781          193,422

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Columbia Quality Income Fund - Institutional 3 Class                 $            57  $            --
         CRM Mid Cap Value Investor Class                                                   3                2
         DWS CROCI U.S. Fund - A Class                                                      2            6,680
         Deutsche Enhanced Commodity Strategy Fund A Class                                  1               --
         Deutsche Enhanced Commodity Strategy Fund S Class                             26,831           57,978
         Deutsche GNMA Fund A Class                                                       255            1,730
         Deutsche GNMA Fund S Class                                                   104,876          393,608
         Deutsche Mid Cap Value Fund A Class                                           72,331           22,183
         Deutsche Mid Cap Value Fund S Class                                           39,837            4,343
         Deutsche Real Assets Fund A Class                                             38,688            6,574
         Deutsche Real Assets Fund S Class                                             13,440           56,448
         Deutsche Real Estate Securities Fund A Class                                 159,286          330,647
         Deutsche Real Estate Securities Fund R6 Class                              2,745,815          953,732
         Deutsche Real Estate Securities Fund S Class                               1,952,069        3,166,702
         Deutsche Small Cap Core Fund A Class                                          20,649            7,672
         Deutsche Small Cap Core Fund S Class                                          50,516            6,741
         DFA Commodity Strategy Portfolio Institutional Class                         345,554           20,724
         DFA Emerging Markets Core Equity Portfolio Institutional Class               374,475           29,551
         DFA Emerging Markets Portfolio Institutional Class                         1,378,162          255,392
         DFA Emerging Markets Sustainability Core 1 Portfolio Inst Class                  315               --
         DFA Emerging Markets Value R2 Class                                           46,858           70,819
         DFA Five-Year Global Fixed Income Portfolio Institutional Class                2,982                1
         DFA Global Allocation 60/40 Portfolio Inst. Class                                336                1
         DFA Global Allocation 60/40 Portfolio R2 Class                                20,735            3,395
         DFA Global Equity Portfolio Institutional Class                            3,160,886          855,026
         DFA Global Equity Portfolio R2 Class                                       3,989,652        6,125,326
         DFA Global Real Estate Securities Portfolio Class                            424,648           50,177
         DFA Inflation-Protected Securities Portfolio Inst. Cla                       126,344              425
         DFA International Core Equity Portfolio Inst. Class                        1,505,573          612,012
         DFA International Small Company Portfolio Inst. Class                         24,964           13,394
         DFA International Sustainability Core 1 Portfolio                             35,445              139
         DFA International Value R2 Class                                              94,804               87
         DFA Investment Grade Portfolio Institutional Class                           905,254          291,422
         DFA Real Estate Securities Portfolio Institutional Class                   1,397,705          238,459
         DFA U.S. Large Cap Growth Portfolio Institutional Class                      419,715          563,188
         DFA U.S. Large Cap Value Portfolio Institutional Class                           220                3
         DFA U.S. Large Company Portfolio                                           1,743,837          646,091
         DFA U.S. Small Cap Growth Portfolio Institutional Class                      337,936            1,736
         DFA U.S. Small Cap Portfolio Institutional Class                              60,141           30,600
         DFA U.S. Sustainability Core 1 Portfolio                                      23,458               79
         DFA U.S. Targeted Value Portfolio Institutional Class                      6,926,342        1,866,436
         DFA US Targeted Value Portfolio R2 Class                                   2,808,957        7,232,789
         DFA World ex U.S. Gvt Fixed Income Portfolio Inst. Class                   1,144,096          722,946
         Dreyfus Natural Resources Fund I Class                                       383,592          300,034
         Federated High Yield Trust Institutional Class                               263,116          369,409
         Federated High Yield Trust R6 Class                                           37,143              139
         Federated High Yield Trust Service Class                                      56,927          117,597
         Federated International Leaders Fund A Class                                  62,730          173,508
         Federated International Leaders Fund Institutional Class                     276,617          333,105
         Federated Kaufmann Large Cap Fund A Class                                     19,257          302,966
         Federated Kaufmann Large Cap Fund Institutional Class                        316,078          292,264
         Federated Kaufmann Large Cap Fund R6 Class                                   158,073              488
         Federated MDT All Cap Core Fund A Class                                       14,341          241,202
         Federated MDT All Cap Core Fund Institutional Class                           33,085           13,239
         Federated MDT Small Cap Growth Fund A Class                                  176,428           73,653
         Federated MDT Small Cap Growth Fund Institutional Class                      104,891           23,496
         Federated MDT Small Cap Growth Fund R6 Class                                 240,762           65,719
         Fidelity 500 Index Fund                                                        2,314                5
         Fidelity Advisor Balanced Fund I Class                                       200,576           38,888
         Fidelity Advisor Balanced Fund M Class                                        59,760              676

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Fidelity Advisor Balanced Fund Z Class                               $       617,566  $        35,316
         Fidelity Advisor Diversified International Fund M Class                           (1)             393
         Fidelity Advisor Diversified International Fund Z Class                       26,623               57
         Fidelity Advisor Diversified Stock Fund Institutional Class                   19,835          263,548
         Fidelity Advisor Diversified Stock Fund M Class                                  969           98,308
         Fidelity Advisor Dividend Growth Fund M Class                                 26,595          587,543
         Fidelity Advisor Equity Growth Fund M Class                                   99,169          396,652
         Fidelity Advisor Equity Income Fund M Class                                   41,675           81,516
         Fidelity Advisor Freedom 2010 Fund I Class                                    13,666           21,048
         Fidelity Advisor Freedom 2010 Fund M Class                                   165,716          261,865
         Fidelity Advisor Freedom 2015 Fund I Class                                    70,156           39,237
         Fidelity Advisor Freedom 2015 Fund M Class                                   137,914          374,583
         Fidelity Advisor Freedom 2020 Fund I Class                                   277,871          356,631
         Fidelity Advisor Freedom 2020 Fund M Class                                   617,048        1,228,539
         Fidelity Advisor Freedom 2025 Fund I Class                                   326,089          139,744
         Fidelity Advisor Freedom 2025 Fund M Class                                   338,012          834,849
         Fidelity Advisor Freedom 2030 Fund I Class                                   380,708          273,339
         Fidelity Advisor Freedom 2030 Fund M Class                                 1,086,113          846,761
         Fidelity Advisor Freedom 2035 Fund I Class                                   318,285          294,563
         Fidelity Advisor Freedom 2035 Fund M Class                                   601,756          739,999
         Fidelity Advisor Freedom 2040 Fund I Class                                   233,227          123,172
         Fidelity Advisor Freedom 2040 Fund M Class                                   538,692          461,575
         Fidelity Advisor Freedom 2045 Fund I Class                                   275,315           74,022
         Fidelity Advisor Freedom 2045 Fund M Class                                   320,509          289,248
         Fidelity Advisor Freedom 2050 Fund I Class                                   374,778          131,956
         Fidelity Advisor Freedom 2050 Fund M Class                                   356,982          254,584
         Fidelity Advisor Freedom 2055 Fund I Class                                   368,759          100,585
         Fidelity Advisor Freedom 2055 Fund M Class                                   457,514          173,606
         Fidelity Advisor Freedom 2060 Fund I Class                                    31,373            4,215
         Fidelity Advisor Freedom 2060 Fund M Class                                        80                6
         Fidelity Advisor Freedom Income Fund I Class                                   1,852              459
         Fidelity Advisor Freedom Income Fund M Class                                   3,879           30,510
         Fidelity Advisor Growth & Income Fund M Class                                 91,546           27,306
         Fidelity Advisor Growth Opportunities Fund M Class                           274,931           74,533
         Fidelity Advisor Int'l Cap Appreciation Fund Z Class                         259,728          156,911
         Fidelity Advisor Leveraged Company Stock Fund A Class                        271,027          788,133
         Fidelity Advisor Leveraged Company Stock Fund M Class                        361,334        1,534,878
         Fidelity Advisor New Insights Fund A Class                                   689,116        7,654,895
         Fidelity Advisor New Insights Fund M Class                                   298,021        1,490,754
         Fidelity Advisor New Insights Fund Z Class                                   756,036           47,854
         Fidelity Advisor Real Estate Fund A Class                                    158,610          234,173
         Fidelity Advisor Real Estate Fund I Class                                    174,926          309,636
         Fidelity Advisor Real Estate Fund M Class                                      9,636           34,662
         Fidelity Advisor Small Cap Fund A Class                                          104              133
         Fidelity Advisor Small Cap Fund M Class                                      464,907        1,920,115
         Fidelity Advisor Stock Selector All Cap Fund M Class                          15,120           27,967
         Fidelity Advisor Stock Selector Mid Cap Fund M Class                         104,494          102,924
         Fidelity Advisor Strategic Dividend & Income Fund M Class                    116,394          142,511
         Fidelity Advisor Strategic Dvd & Inc Fund I Cla                              988,407          866,294
         Fidelity Advisor Strategic Income Fund A Class                                78,609           74,054
         Fidelity Advisor Total Bond Fund I Class                                   1,951,222        2,050,103
         Fidelity Advisor Total Bond Fund M Class                                      78,047          244,954
         Fidelity Advisor Total Bond Fund Z Class                                   1,116,809           99,608
         Fidelity Advisor Value Fund A Class                                           49,624            6,629
         Fidelity VIP Asset Manager Portfolio Initial Class                         1,428,149        4,791,047
         Fidelity VIP Contrafund Portfolio Initial Class                            9,184,921       43,144,990
         Fidelity VIP Equity-Income Portfolio Initial Class                           546,845        2,109,710
         Fidelity VIP Growth Portfolio Initial Class                                6,517,054        7,059,405
         Fidelity VIP High Income Portfolio Initial Class                             259,375        1,063,377
         Fidelity VIP Overseas Portfolio Initial Class                                782,062        2,196,085

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Franklin Growth Fund A Class                                         $       327,682  $       241,819
         Franklin Growth Fund Advisor Class                                         7,624,166          690,940
         Franklin Growth Fund R Class                                                 293,270          578,796
         Franklin Growth Opportunities Fund Advisor Class                                 966               14
         Franklin Growth Opportunities Fund R Class                                    32,732           39,404
         Franklin Growth Series R6 Class                                              139,166           71,219
         Franklin Income Fund Advisor Class                                            76,909           67,832
         Franklin Income Fund R Class                                                 105,668           32,133
         Franklin Mutual Global Discovery Fund R Class                                 12,315          385,137
         Franklin Mutual Global Discovery Fund Z Class                             14,540,775        4,436,146
         Franklin Small Cap Value Fund A Class                                         59,639          445,939
         Franklin Small Cap Value Fund Advisor Class                                   54,896            1,988
         Franklin Small Cap Value Fund R Class                                        202,013          496,909
         Franklin Small Cap Value Fund R6 Class                                           649                1
         Franklin Small-Mid Cap Growth Fund Advisor Class                               8,899               94
         Franklin Small-Mid Cap Growth Fund R Class                                    46,672           73,755
         Franklin Strategic Income Fund A Class                                            16               32
         Franklin Strategic Income Fund R Class                                       252,815          471,515
         Franklin Strategic Income Fund R6 Class                                       57,009          133,570
         Franklin Utilities Fund Advisor Class                                         41,907           12,822
         Franklin Utilities Fund R Class                                                1,262           20,539
         Franklin Utilities Fund R6 Class                                              43,352           39,091
         Goldman Sachs Financial Square Government Fund Admin Class                 8,761,015       10,265,087
         Goldman Sachs Financial Square Government Fund R6 Class                      596,073          136,300
         Goldman Sachs Financial Square Government Fund Resource Class              4,179,694        5,099,450
         Goldman Sachs Growth Opportunities Fund Investor Class                       855,495        1,963,419
         Goldman Sachs Growth Opportunities Fund Service Class                         64,010          148,165
         Goldman Sachs Growth Strategy Portfolio Institutional Class                   12,266            1,108
         Goldman Sachs Growth Strategy Portfolio Service Class                         25,600           17,002
         Goldman Sachs International Equity Insights Fd. R6 Class                     548,773          235,120
         Goldman Sachs International Equity Insights Fund Instit Class              1,190,179          256,734
         Goldman Sachs International Equity Insights Fund Service Class               196,274          296,771
         Goldman Sachs Large Cap Growth Insights Fund Investor Class                7,444,039        8,599,918
         Goldman Sachs Large Cap Growth Insights Fund R6 Class                      2,627,121        1,667,700
         Goldman Sachs Large Cap Growth Insights Fund Service Class                 1,852,978        5,395,676
         Goldman Sachs Large Cap Value Insights Fund Investor Class                   993,262        1,956,515
         Goldman Sachs Large Cap Value Insights Fund R6 Class                       1,750,530           57,483
         Goldman Sachs Large Cap Value Insights Fund Service Class                    275,524          244,166
         Goldman Sachs Mid Cap Value Fund Institutional Class                         593,557        4,417,100
         Goldman Sachs Mid Cap Value Fund R6 Class                                    232,901            7,231
         Goldman Sachs Mid Cap Value Fund Service Class                               264,983          887,501
         Goldman Sachs Small Cap Value Fund Institutional Class                     4,402,097       11,905,333
         Goldman Sachs Small Cap Value Fund R6 Class                                3,777,905        1,413,341
         Goldman Sachs Small Cap Value Fund Service Class                           1,717,502        6,899,146
         Goldman Sachs Technology Opportunities Fund Instit Class                   1,022,836        2,139,785
         Goldman Sachs Technology Opportunities Fund Service Class                    861,042          486,025
         Goldman Sachs U.S. Equity Insights Fund R6 Class                             552,528           42,461
         Goldman Sachs U.S. Equity Insights Investor Class                            275,297          106,739
         Goldman Sachs U.S. Equity Insights Service Class                             127,446          468,502
         Hartford Schroders US Small/Mid-Cap Opportunities Fund R4 Class              156,437            1,441
         Invesco American Franchise Fund A Class                                       10,122           50,828
         Invesco American Value Fund A Class                                           17,307          401,913
         Invesco American Value Fund Y Class                                           26,483           26,561
         Invesco Comstock Fund A Class                                                178,602          854,858
         Invesco Comstock Fund R Class                                                195,838        1,110,944
         Invesco Diversified Dividend Fund A Class                                  1,757,339        6,273,430
         Invesco Diversified Dividend Fund Investor Class                           5,518,356       10,290,153
         Invesco Diversified Dividend Fund R6 Class                                 2,953,212        2,159,713
         Invesco Energy Fund A Class                                                  179,536          295,840
         Invesco Energy Fund Investor Class                                           134,262          274,725

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Invesco Floating Rate Fund Y Class                                   $        73,330  $        29,406
         Invesco Global Health Care Fund A Class                                       36,847          129,495
         Invesco Global Health Care Fund Investor Class                                50,966            7,752
         Invesco Global Low Volatility Equity Yield Fund A Class                        1,503           37,195
         Invesco Global Low Volatility Equity Yield Fund R5 Class                       4,598          232,700
         Invesco International Growth Fund R Class                                     60,471           50,939
         Invesco International Growth Fund R5 Class                                 3,247,317        2,535,866
         Invesco International Growth Fund R6 Class                                    11,770            8,955
         Invesco Mid Cap Core Equity Fund A Class                                      13,341          203,152
         Invesco Mid Cap Core Equity Fund R Class                                      61,276          253,564
         Invesco Mid Cap Growth Fund A Class                                           26,853           13,526
         Invesco Mid Cap Growth Fund R Class                                           10,461              188
         Invesco Mid Cap Growth Fund R5 Class                                         381,322          317,551
         Invesco Small Cap Growth Fund A Class                                      2,594,221        3,559,689
         Invesco Small Cap Growth Fund R Class                                        943,143        1,460,960
         Invesco Small Cap Growth Fund R6 Class                                     1,882,801          433,614
         Invesco Technology Fund A Class                                              104,081           66,753
         Invesco Technology Fund Investor Class                                         8,718           39,962
         Invesco Value Opportunities Fund A Class                                         399           11,638
         Invesco Value Opportunities Fund R Class                                      17,164           15,317
         Ivy Asset Strategy Fund R Class                                                9,455            2,484
         Ivy Balanced Fund R Class                                                     13,426           14,309
         Ivy Balanced Fund Y Class                                                      7,786          797,690
         Ivy Energy Fund R Class                                                        1,835           11,144
         Ivy Energy Fund Y Class                                                      261,388          210,154
         Ivy High Income Fund R Class                                                  13,831           46,505
         Ivy High Income Fund Y Class                                                 136,399          211,644
         Ivy Science and Technology Fund R Class                                       15,746            1,491
         Ivy Science and Technology Fund Y Class                                        2,014              270
         Ivy Small Cap Core Fund N Class                                                8,214            1,661
         Ivy Small Cap Core Fund R Class                                               26,227              252
         Janus Henderson Balanced Fund N Class                                      3,001,445          150,870
         Janus Henderson Balanced Fund R Class                                      1,591,080        9,453,389
         Janus Henderson Balanced Portfolio Service Class                           6,466,540       11,949,294
         Janus Henderson Enterprise Fund A Class                                      392,924          693,513
         Janus Henderson Enterprise Fund N Class                                    1,427,480           40,778
         Janus Henderson Enterprise Fund S Class                                      150,188          100,409
         Janus Henderson Flexible Bond Fund N Class                                 2,495,409        1,875,977
         Janus Henderson Flexible Bond Portfolio Institutional Class                4,334,898       17,519,812
         Janus Henderson Forty Fund A Class                                            44,520            3,646
         Janus Henderson Forty Fund R Class                                           472,840          805,878
         Janus Henderson Global Equity Income Fund N Class                            139,816              913
         Janus Henderson Global Equity Income Fund S Class                             40,548               --
         Janus Henderson Global Life Sciences Fund S Class                             45,560           36,248
         Janus Henderson Global Life Sciences Fund T Class                              8,280            2,093
         Janus Henderson Global Research Portfolio Institutional Class                401,339        1,305,359
         Janus Henderson Growth and Income Fund R Class                               127,894          125,686
         Janus Henderson Mid Cap Value Fund A Class                                   401,923            2,071
         Janus Henderson Mid Cap Value Fund R Class                                   132,624          383,562
         Janus Henderson Mid Cap Value Portfolio Service Class                          1,996              870
         Janus Henderson Research Fund A Class                                        229,192          504,835
         Janus Henderson Small Cap Value Fund N Class                                 302,574          125,359
         Janus Henderson Small Cap Value Fund Service Class                           669,375          666,687
         Janus Henderson Triton Fund A Class                                        7,623,145        4,014,233
         Janus Henderson Triton Fund N Class                                        7,397,171        1,844,920
         Janus Henderson Triton Fund Service Class                                  1,673,932        1,742,550
         Janus Henderson U.S. Managed Volatility Fund Service Class                    39,688           73,294
         John Hancock Bond Fund R6 Clas                                                 5,032                5
         John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class                  238               --
         John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class                  641                5

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class      $        27,088  $            34
         John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class               43,308               63
         John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class               49,599               79
         John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class              217,752              278
         John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class               93,410              125
         John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class              133,031              167
         John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class               45,215               70
         John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class                2,633               22
         John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class                4,367               37
         John Hancock Funds Multi-Index Inc Preservation Port R6 Class                    186               --
         JPMorgan Equity Income Fund R4 Class                                         194,002           15,924
         JPMorgan Equity Income Fund R6 Class                                         840,955           19,010
         JPMorgan Government Bond Fund R4 Class                                       191,512          114,617
         JPMorgan Government Bond Fund R6 Class                                        38,872           34,477
         JPMorgan Mid Cap Growth Fund R4 Class                                      1,241,776          593,126
         JPMorgan Mid Cap Growth Fund R6 Class                                      3,954,334        1,095,696
         JPMorgan Mid Cap Value Fund R4 Class                                          43,162           10,898
         JPMorgan Mid Cap Value Fund R6 Class                                         947,897          218,906
         JPMorgan SmartRetirement Blend 2020 Fund R6 Class                          2,954,522          216,524
         JPMorgan SmartRetirement Blend 2025 Fund R6 Class                          1,562,484           50,783
         JPMorgan SmartRetirement Blend 2030 Fund R6 Class                          1,921,136          152,603
         JPMorgan SmartRetirement Blend 2035 Fund R6 Class                          2,091,020           17,225
         JPMorgan SmartRetirement Blend 2040 Fund R6 Class                          1,098,035           32,045
         JPMorgan SmartRetirement Blend 2045 Fund R6 Class                            853,993           33,710
         JPMorgan SmartRetirement Blend 2050 Fund R6 Class                            548,162           29,054
         JPMorgan SmartRetirement Blend 2055 Fund R6 Class                            368,689           31,934
         JPMorgan SmartRetirement Blend 2060 Fund R6 Class                            170,771           21,639
         JPMorgan SmartRetirement Blend Income Fund R6 Class                           67,557            2,401
         JPMorgan U.S. Small Company Fund R4 Class                                     15,291              322
         JPMorgan U.S. Small Company Fund R6 Class                                    510,185          131,355
         JPMorgan Value Advantage Fund R4 Class                                    18,095,687        2,642,065
         Catholic Investor International Equity Fund Instit Cla                           692           26,500
         Catholic Investor Large Cap Value Fund Institutional Class                    63,612           64,704
         Catholic Investor Small Cap Equity Fund Institutional Class                   41,288          104,368
         BrandywineGlobal Opportunities Bond Fund FI Class                            584,960        1,055,768
         BrandywineGlobal Opportunities Bond Fund R Class                              10,592          108,497
         Loomis Sayles Small Cap Growth Fund N Class                                1,069,857           20,219
         Lord Abbett Bond-Debenture Fund R3 Class                                      28,643              149
         Lord Abbett Bond-Debenture Fund R5 Class                                         808            2,864
         Lord Abbett Calibrated Dividend Growth Fund R3 Class                          42,565          226,827
         Lord Abbett Calibrated Dividend Growth Fund R5 Class                           1,558               33
         Lord Abbett Developing Growth Fund A Class                                    80,205           40,449
         Lord Abbett Developing Growth Fund P Class                                   362,927          667,767
         Lord Abbett Developing Growth Fund R3 Class                                1,109,173        1,390,997
         Lord Abbett Fundamental Equity Fund R3 Class                                   4,570           42,792
         Lord Abbett Growth Leaders Fund I Class                                       38,826            2,184
         Lord Abbett Growth Leaders Fund R3 Class                                       8,632          109,408
         Lord Abbett Growth Leaders Fund R5 Class                                      31,427           19,423
         Lord Abbett Growth Opportunities Fund P Class                                 10,415           14,980
         Lord Abbett Growth Opportunities Fund R3 Class                                37,585          247,407
         Lord Abbett High Yield Fund A Class                                           68,740          196,424
         Lord Abbett High Yield Fund R3 Class                                         323,153          324,358
         Lord Abbett High Yield Fund R5 Class                                       1,861,380        1,740,155
         Lord Abbett High Yield Fund R6 Class                                       1,030,667          501,400
         Lord Abbett International Opportunities Fund Class R6 Class                1,214,592          140,919
         Lord Abbett International Opportunities Fund R3 Class                      4,542,396          188,714
         Lord Abbett International Opportunities Fund R5 Class                      7,914,309        1,029,456
         Lord Abbett Mid Cap Stock Fund P Class                                         9,035              865
         Lord Abbett Mid Cap Stock Fund R3 Class                                       42,178          796,443
         Lord Abbett Small Cap Value Fund R3 Class                                     39,728           22,279

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Lord Abbett Total Return Fund I Class                                $        53,678  $       226,059
         Lord Abbett Total Return Fund R3 Class                                        65,960          394,664
         Lord Abbett Total Return Fund R5 Class                                       268,009          392,019
         Lord Abbett Value Opportunities Fund A Class                                  79,648          525,324
         Lord Abbett Value Opportunities Fund P Class                                 175,911           81,442
         Lord Abbett Value Opportunities Fund R3 Class                                154,760          372,524
         Lord Abbett Value Opportunities Fund R5 Class                                  3,883               29
         Lord Abbett Value Opportunities Fund R6 Class                                870,287           44,644
         MainStay Large Cap Growth Fund R6 Class                                    7,432,458          291,554
         Manning & Napier Pro-Blend Conservative Term Series S Class                  184,672          516,972
         Manning & Napier Pro-Blend Extended Term Series S Class                      233,605        1,653,911
         Manning & Napier Pro-Blend Maximum Term Series S Class                       190,711          163,974
         Manning & Napier Pro-Blend Moderate Term Series S Class                      789,169        3,837,119
         MFS Aggressive Growth Allocation Fund R2 Class                                 8,101              235
         MFS Aggressive Growth Allocation Fund R3 Class                                14,923            3,886
         MFS Conservative Allocation Fund R2 Class                                     55,762          106,061
         MFS Conservative Allocation Fund R3 Class                                    791,181          562,810
         MFS Emerging Markets Debt Fund R3 Class                                        5,522           57,588
         MFS Emerging Markets Debt Fund R6 Class                                      168,090          148,817
         MFS Growth Allocation Fund R2 Class                                           41,961          263,189
         MFS Growth Allocation Fund R3 Class                                          339,271           25,334
         MFS Growth Fund R6 Class                                                   4,497,934        1,391,413
         MFS International New Discovery Fund A Class                                 505,088        1,465,277
         MFS International New Discovery Fund R2 Class                                 33,764           79,903
         MFS International New Discovery Fund R6 Class                                284,021          264,702
         MFS International Value Fund R2 Class                                         73,173          129,632
         MFS International Value Fund R3 Class                                      1,250,307       14,121,136
         MFS International Value Fund R6 Class                                      1,872,577        1,289,064
         MFS Massachusetts Investors Growth Stock Fund R2 Class                       420,859        5,011,111
         MFS Massachusetts Investors Growth Stock Fund R3 Class                     1,191,913        1,868,787
         MFS Massachusetts Investors Growth Stock Fund R6 Class                     3,760,844        1,667,779
         MFS Mid Cap Growth Fund A Class                                            4,385,734        3,558,877
         MFS Mid Cap Growth Fund R6 Class                                           1,750,582          215,247
         MFS Mid Cap Value Fund R2 Class                                              583,569        5,415,368
         MFS Mid Cap Value Fund R3 Class                                            1,658,661        6,440,322
         MFS Mid Cap Value Fund R6 Class                                            3,446,194        2,592,848
         MFS Moderate Allocation Fund R2 Class                                         63,643           28,281
         MFS Moderate Allocation Fund R3 Class                                        132,468           70,417
         MFS New Discovery Fund R2 Class                                               18,812            1,908
         MFS Technology Fund R2 Class                                                   2,132           29,121
         MFS Technology Fund R3 Class                                                 680,283          374,949
         MFS Technology Fund R6 Class                                                 923,633          442,243
         MFS Utilities Fund R2 Class                                                   38,673          159,355
         MFS Utilities Fund R3 Class                                                   13,373           36,885
         MFS Value Fund A Class                                                     6,626,384       10,856,123
         MFS Value Fund R6 Class                                                    7,595,203        1,170,222
         Neuberger Berman Emerging Markets Equity Fund A Class                         28,379          294,230
         Neuberger Berman Emerging Markets Equity Fund R3 Class                         1,912           43,176
         Neuberger Berman Focus Fund Advisor Class                                      8,451           12,912
         Neuberger Berman Large Cap Value Fund Advisor Class                          102,753          273,886
         Neuberger Berman Small Cap Growth Fund A Class                                 3,867           37,816
         Neuberger Berman Small Cap Growth Fund Advisor Class                         509,089          248,729
         Neuberger Berman Small Cap Growth Fund R3 Class                              197,767          168,370
         Neuberger Berman Sustainable Equity Fund A Class                              14,529           20,856
         Neuberger Berman Socially Responsive Fund R3 Class                           192,120           99,588
         Northern Small Cap Value Fund R Class                                      2,182,137        2,863,188
         Nuveen International Growth Fund A Class                                       3,275              211
         Nuveen Mid Cap Growth Opportunities Fund A Class                             444,039        1,737,362
         Nuveen Mid Cap Growth Opportunities Fund R3 Class                            118,979          217,878
         Nuveen Mid Cap Value Fund A Class                                            234,303           80,169

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Nuveen Mid Cap Value Fund R3 Class                                   $        22,691  $        18,726
         Nuveen Real Estate Securities Fund A Class                                   154,273          473,757
         Nuveen Real Estate Securities Fund R3 Class                                  121,729          897,469
         Nuveen Real Estate Securities Fund R6 Class                                  832,423          299,358
         Nuveen Small Cap Select Fund A Class                                           2,694           39,541
         Nuveen Small Cap Select Fund R3 Class                                          2,185            4,996
         Nuveen Small Cap Value Fund A Class                                           92,900          208,306
         Nuveen Small Cap Value Fund R3 Class                                         309,856          608,593
         Nuveen Small Cap Value Fund R6 Class                                         605,644          104,145
         Oak Ridge Multi Strategy Fund A Class                                             --            1,831
         Oak Ridge Small Cap Growth Fund A Class                                       78,412          184,406
         Oak Ridge Small Cap Growth Fund I Class                                    2,074,422        9,374,518
         Oppenheimer Active Allocation Fund A Class                                     5,648        1,249,833
         Oppenheimer Active Allocation Fund Y Class                                    17,334            2,241
         Oppenheimer Developing Markets Fund A Class                                2,513,483        4,626,759
         Oppenheimer Developing Markets Fund I Class                                4,069,551          878,989
         Oppenheimer Developing Markets Fund Y Class                                2,185,138        5,785,270
         Oppenheimer Global Fund A Class                                              158,343          608,476
         Oppenheimer Global Fund I Class                                              124,141           45,909
         Oppenheimer Global Fund Y Class                                              417,770          640,724
         Oppenheimer Global Opportunities A Class                                     423,946          713,101
         Oppenheimer Global Opportunities Y Class                                     663,434          488,755
         Oppenheimer Global Opportunities Fund I Class                                248,713          220,120
         Oppenheimer Global Strategic Income Fund - A Class                            64,510          555,600
         Oppenheimer Global Strategic Income Fund - Y Class                            88,450           61,008
         Oppenheimer Gold & Special Minerals Fund A Class                             122,937          250,892
         Oppenheimer Gold & Special Minerals Fund Y Class                             150,712          180,160
         Oppenheimer International Bond Fund A Class                                  483,670          798,535
         Oppenheimer International Bond Fund I Class                                  664,033           70,808
         Oppenheimer International Bond Fund Y Class                                1,643,441          710,113
         Oppenheimer International Growth Fund A Class                                864,314        3,197,205
         Oppenheimer International Growth Fund I Class                              3,996,080        1,319,709
         Oppenheimer International Growth Fund Y Class                              7,130,662       10,231,590
         Oppenheimer International Small-Mid Company Fund A Class                     691,297        1,248,537
         Oppenheimer International Small-Mid Company Fund Y Class                   1,411,501        2,973,758
         Oppenheimer International SMID Company Fund I Class                           19,267            3,473
         Oppenheimer Main Street All Cap Fund A Class                                  68,861          300,112
         Oppenheimer Main Street Mid Cap Fund A Class                                 320,283        1,100,567
         Oppenheimer Main Street Mid Cap Fund Y Class                                 371,577        1,303,768
         Oppenheimer Mid Cap Value Fund A Class                                       151,874          482,648
         Oppenheimer Mid Cap Value Fund Y Class                                        32,689          137,601
         Oppenheimer Senior Floating Rate Fund A Class                                 24,371           10,181
         Oppenheimer Senior Floating Rate Fund I Class                                496,012          117,513
         Oppenheimer Senior Floating Rate Fund Y Class                                134,635          232,263
         Oppenheimer Total Return Bond Fund A Class                                   159,105          479,472
         Oppenheimer Total Return Bond Fund Y Class                                   161,941          107,788
         Oppenheimer Value Fund A Class                                                16,916          148,393
         Oppenheimer Value Fund Y Class                                                12,617              875
         Parnassus Core Equity Fund Investor Class                                  2,371,179        6,076,231
         Parnassus Fund No Load Class                                                 138,142          388,628
         Parnassus Mid Cap Fund No Load Class                                       3,923,120        4,036,906
         Pax Balanced Fund Individual Investor Class                                  173,087          171,381
         Pax Global Environmental Markets Fund Indiv. Investor Class                   55,965          174,625
         Payden Emerging Markets Bond Investor Class                                   50,318          321,178
         PGIM Global Real Estate Fund R4 Class                                        313,640            1,646
         PGIM Total Return Bond Fund R2 Class                                         163,256              373
         Pimco All Asset Fund Admin Class                                              41,444           73,750
         Pimco All Asset Fund Institutional Class                                      86,247              233
         Pimco All Asset Fund R Class                                                      26               29
         Pimco CommoditiesPLUS Strategy Admin Class                                       755                4

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Pimco Commodity Real Return Strategy Admin Class                     $       167,118  $        73,710
         Pimco Commodity Real Return Strategy R Class                                   6,730              454
         Pimco High Yield Fund Admin Class                                            297,801          731,240
         Pimco High Yield Fund Institutional Class                                    418,930          156,412
         Pimco High Yield Fund R Class                                                150,618          426,474
         Pimco Income Fund Admin Class                                              4,412,327        9,149,729
         Pimco Income Fund Institutional Class                                      7,091,547        2,059,765
         Pimco Income Fund R Class                                                  1,238,765        2,252,441
         Pimco Real Return Fund Admin Class                                         1,048,230        3,130,376
         Pimco Real Return Fund Institutional Class                                 1,219,825          357,612
         Pimco Real Return Fund R Class                                               936,147        1,278,400
         Pimco Total Return Fund Admin Class                                        1,607,757        3,896,476
         Pimco Total Return Fund Institutional Class                                  531,692           75,599
         Pimco Total Return Fund R Class                                            2,370,006        4,742,884
         Pioneer Bond Fund A Class                                                  2,239,635        4,372,692
         Pioneer Bond Fund K Class                                                  9,253,943        2,425,980
         Pioneer Bond Fund Y Class                                                  9,692,200       14,951,044
         Pioneer Dynamic Credit Fund A Class                                              255              315
         Pioneer Equity Income Fund A Class                                           353,464        1,730,831
         Pioneer Equity Income Fund K Class                                         2,786,086        1,209,758
         Pioneer Equity Income Fund Y Class                                         2,948,505        7,185,795
         Pioneer Fund A Class                                                          36,536           58,393
         Pioneer Fund VCT Portfolio I Class                                            38,771          247,428
         Pioneer Fundamental Growth Fund A Class                                      534,326        2,137,342
         Pioneer Fundamental Growth Fund K Class                                      747,941          455,024
         Pioneer Fundamental Growth Fund Y Class                                    2,197,446        5,545,536
         Pioneer Global Equity A Class                                                  2,256           15,150
         Pioneer Global Equity Y Class                                                    116               --
         Pioneer High Yield Fund A Class                                               59,625           65,611
         Pioneer High Yield Fund Y Class                                               18,333           12,264
         Pioneer Mid Cap Value Fund A Class                                           391,504           38,615
         Pioneer Mid Cap Value Fund Y Class                                            31,925           93,340
         Pioneer Select Mid Cap Growth Fund A Class                                 2,331,688        1,592,050
         Pioneer Select Mid Cap Growth Fund K Class                                 3,626,229          502,350
         Pioneer Select Mid Cap Growth VCT Portfolio I Class                        1,445,864        2,032,164
         Pioneer Strategic Income Fund A Class                                        183,333          641,865
         Pioneer Strategic Income Fund K Class                                         47,289           35,684
         Pioneer Strategic Income Fund Y Class                                        238,819          508,594
         PNC International Equity Fund A Class                                        136,951            2,954
         PNC International Equity Fund I Class                                        130,357           65,921
         PNC Multi-Factor Small Cap Core Fund A Class                                 144,805          101,756
         PNC Multi-Factor Small Cap Core Fund I Class                                 295,522          158,626
         Principal Income Fund R6 Class                                             2,832,274        1,425,397
         Principal International Equity Index Fund R3 Class                            39,734              292
         Principal MidCap S&P 400 Index Fund R3 Class                                 272,282          442,661
         Principal SmallCap S&P 600 Index Fund R3 Class                               457,074          346,920
         PGIM Jennison Financial Services Fund A Class                                151,517          151,470
         PGIM Jennison Financial Services Fund - Z Class                               76,238           77,599
         PGIM Global Real Estate Fund A Class                                          95,862          298,638
         PGIM Global Real Estate Fund R6 Class                                      1,140,110          297,774
         PGIM Global Real Estate Fund Z Class                                       1,507,766        3,540,956
         PGIM High Yield Fund - A Class                                               889,391        2,192,700
         PGIM High Yield Fund - Z Class                                             6,117,374       11,006,993
         PGIM High Yield Fund - R6 Class                                            4,722,961          707,151
         PGIM Jennison 20/20 Focus - A Class                                           35,771           53,621
         PGIM Jennison Focused Growth Fund - Z Class                                    6,341              209
         PGIM Jennison Health Sciences Fund - A Class                                 457,328          557,569
         PGIM Jennison Health Sciences Fund - Z Class                               1,848,657        1,187,941
         PGIM Jennison Mid Cap Growth Fund - A Class                                  369,165        2,947,604
         PGIM Jennison Mid Cap Growth Fund - R6 Class                                 726,156          552,867

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         PGIM Jennison Mid Cap Growth Fund - Z Class                          $     2,035,606  $     4,629,644
         PGIM Jennison Natural Resources Fund - A Class                                23,280           68,422
         PGIM Jennison Natural Resources Fund - R6 Class                              190,268           89,773
         PGIM Jennison Natural Resources Fund - Z Class                               306,426          677,965
         PGIM Jennison Small Company - A Class                                        546,826          560,141
         PGIM Jennison Small Company Fund R6 Class                                      3,372            1,670
         PGIM Jennison Small Company - Z Class                                        332,996        1,093,118
         PGIM QMA Mid Cap Value - A Class                                             226,770          169,956
         PGIM QMA Mid Cap Value Fund - R6 Class                                       214,336          108,218
         PGIM QMA Mid Cap Value - Z Class                                           1,171,138        1,898,856
         PGIM Total Return Bond - A Class                                           2,731,608        5,331,043
         PGIM Total Return Bond Fund R6 Class                                      17,994,245        3,264,374
         PGIM Total Return Bond - Z Class                                           8,725,699       20,268,859
         Putnam Dynamic Asset Allocation Growth Fund R6 Class                           7,365               42
         Putnam Equity Income Fund A Class                                            645,388          279,685
         Putnam Growth Opportunities Fund A Class                                       1,229              131
         Putnam Growth Opportunities Fund R6 Class                                    278,631           24,855
         Russell Commodity Strategies S Class                                              --              181
         Russell Emerging Markets S Class                                             183,298          156,847
         Russell Global Equity Fund S Class                                               588              906
         Russell Global Real Estate Securities Fund R6 Class                          205,879           39,532
         Russell Global Real Estate Securities Fund S Class                           133,800        1,098,560
         Russell Investment Grade Bond Fund S Class                                    44,275          103,844
         Russell LifePoints Balanced Strategy Fund R1 Class                           167,590          116,743
         Russell LifePoints Balanced Strategy Fund R5 Class                           689,120        1,520,085
         Russell LifePoints Conservative Strategy Fund R1 Class                         8,978           79,924
         Russell LifePoints Conservative Strategy Fund R5 Class                         9,373          665,688
         Russell LifePoints Equity Growth Strategy Fund R1 Class                       37,975           59,683
         Russell LifePoints Equity Growth Strategy Fund R5 Class                      108,723          141,299
         Russell LifePoints Growth Strategy Fund R1 Class                             217,288          201,240
         Russell LifePoints Growth Strategy Fund R5 Class                             134,407          424,813
         Russell LifePoints Moderate Strategy Fund R1 Class                            51,608           29,757
         Russell LifePoints Moderate Strategy Fund R5 Class                            57,034          808,551
         Russell Short Duration Bond Fund S Class                                     491,626        1,171,809
         Russell Equity Income Fund - S Class                                           2,390           42,978
         Russell U.S. Defensive Equity Fund S Class                                       506               29
         Russell U.S. Small Cap Equity Fund S Class                                   267,922          109,280
         State Street Equity 500 Index Admin Class                                 37,844,939       90,765,888
         State Street Equity 500 Index R Class                                      7,621,493       17,280,792
         Crossmark Steward Global Equity Income Fund - A Class                             18               --
         Crossmark Steward Large Cap Enhanced Index Fund A Cla                             14              635
         Crossmark Steward Small-Mid Cap Enhanced Index Fund A Cla                      5,206           52,960
         T. Rowe Price Blue Chip Growth Fund I Class                               14,482,098        1,976,598
         T. Rowe Price Blue Chip Growth Fund R Class                               12,042,722       10,290,591
         T. Rowe Price Equity Income Fund I Class                                       7,974              295
         T. Rowe Price Equity Income Fund R Class                                     459,050        2,260,891
         T. Rowe Price Equity Income Portfolio No Load Class                        3,372,677       13,287,911
         T. Rowe Price European Stock Fund No Load Class                                9,248          284,257
         T. Rowe Price Growth Stock Fund Advisor Class                             12,826,037       22,283,249
         T. Rowe Price Growth Stock Fund I Class                                    5,260,274          684,391
         T. Rowe Price Growth Stock Fund R Class                                    1,694,424        4,433,254
         T. Rowe Price International Stock Fund R Class                                15,091           31,279
         T. Rowe Price International Value Equity Fund Advisor Class                1,502,726        5,903,276
         T. Rowe Price International Value Equity Fund I Class                      1,137,104           87,543
         T. Rowe Price International Value Equity Fund R Class                        305,334          619,980
         T. Rowe Price Mid-Cap Growth Fund I Class                                  1,100,592           96,363
         T. Rowe Price Mid-Cap Growth Fund R Class                                  1,057,950        3,136,706
         T. Rowe Price Mid-Cap Value Fund Advisor Class                               101,797          504,447
         T. Rowe Price Mid-Cap Value Fund R Class                                     108,086          180,518
         T. Rowe Price Real Estate Fund I Class                                        20,519          265,754

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         T. Rowe Price Retirement 2005 Fund Advisor Class                     $        95,108  $       145,431
         T. Rowe Price Retirement 2005 Fund R Class                                   113,227        1,270,524
         T. Rowe Price Retirement 2010 Fund Advisor Class                             259,678          905,044
         T. Rowe Price Retirement 2010 Fund R Class                                   267,662          736,504
         T. Rowe Price Retirement 2015 Fund Advisor Class                           1,364,941        3,029,411
         T. Rowe Price Retirement 2015 Fund R Class                                   559,272        4,724,004
         T. Rowe Price Retirement 2020 Fund Advisor Class                          13,383,845        8,521,061
         T. Rowe Price Retirement 2020 Fund R Class                                 2,964,451        9,581,292
         T. Rowe Price Retirement 2025 Fund Advisor Class                           9,031,587        7,077,420
         T. Rowe Price Retirement 2025 Fund R Class                                 3,113,666        8,146,271
         T. Rowe Price Retirement 2030 Fund Advisor Class                          10,666,978        7,525,310
         T. Rowe Price Retirement 2030 Fund R Class                                 2,688,530        7,138,399
         T. Rowe Price Retirement 2035 Fund Advisor Class                           8,803,763        5,200,396
         T. Rowe Price Retirement 2035 Fund R Class                                 2,298,222        6,988,959
         T. Rowe Price Retirement 2040 Fund Advisor Class                           7,933,829        6,798,686
         T. Rowe Price Retirement 2040 Fund R Class                                 3,128,242        5,883,950
         T. Rowe Price Retirement 2045 Fund Advisor Class                           6,537,779        4,848,332
         T. Rowe Price Retirement 2045 Fund R Class                                 2,351,228        3,989,370
         T. Rowe Price Retirement 2050 Fund Advisor Class                           5,570,415        3,938,208
         T. Rowe Price Retirement 2050 Fund R Class                                 1,973,333        2,978,788
         T. Rowe Price Retirement 2055 Fund Advisor Class                           3,562,766        2,296,951
         T. Rowe Price Retirement 2055 Fund R Class                                 1,556,579        1,424,948
         T. Rowe Price Retirement 2060 Fund Advisor Class                             961,650          297,815
         T. Rowe Price Retirement 2060 Fund R Class                                   310,966          197,942
         T. Rowe Price Retirement Balanced Fund Advisor Class                         629,698          186,966
         T. Rowe Price Retirement Balanced Fund R Class                               507,688          595,803
         T. Rowe Price Retirement Balanced I Fund I Class                              36,335          283,414
         T. Rowe Price Retirement 2005 Fund I Class                                     3,319           13,028
         T. Rowe Price Retirement 2010 Fund I Class                                 1,206,562           58,188
         T. Rowe Price Retirement 2015 Fund I Class                                 1,899,176          295,623
         T. Rowe Price Retirement 2020 Fund I Class                                 3,747,931        1,223,095
         T. Rowe Price Retirement 2025 Fund I Class                                 4,458,068          280,088
         T. Rowe Price Retirement 2030 Fund I Class                                 4,683,064        1,158,124
         T. Rowe Price Retirement 2035 Fund I Class                                 2,931,491          193,608
         T. Rowe Price Retirement 2040 Fund I Class                                 4,735,603        1,093,904
         T. Rowe Price Retirement 2045 Fund I Class                                 2,947,585          350,205
         T. Rowe Price Retirement 2050 Fund I Class                                 3,843,016          919,315
         T. Rowe Price Retirement 2055 Fund I Class                                 1,786,314          272,987
         T. Rowe Price Retirement 2060 Fund I Class                                   222,545           52,484
         Templeton Foreign Fund A Class                                               525,879          770,378
         Templeton Foreign Fund Advisor Class                                          61,936          240,689
         Templeton Foreign Fund R Class                                               175,163          187,858
         Templeton Foreign Fund R6 Class                                              304,015            7,776
         Templeton Global Bond Fund A Class                                         1,374,765        8,954,111
         Templeton Global Bond Fund Advisor Class                                     674,418          573,736
         Templeton Global Bond Fund R Class                                           887,743        1,105,035
         Templeton Global Bond Fund R6 Class                                        3,111,500        1,370,992
         Templeton Growth Fund A Class                                                 33,730           40,306
         Templeton Growth Fund Advisor Class                                              118           10,095
         Templeton Growth Fund R Class                                                 10,893          132,459
         The Hartford MidCap Fund R4 Class                                              6,807                1
         The Hartford MidCap Fund R6 Class                                              2,948                2
         Thornburg Core Growth Fund R3 Class                                          116,437          266,109
         Thornburg Core Growth Fund R5 Class                                          112,410          280,702
         Thornburg International Value Fund R3 Class                                  129,906          433,984
         Thornburg International Value Fund R5 Class                                   56,417          203,068
         Thornburg Investment Income Builder Fund R3 Class                             18,054          407,927
         Thornburg Investment Income Builder Fund R5 Class                            112,434          242,415
         Thornburg Limited Term Income Fund R3 Class                                7,837,527        2,860,526
         Thornburg Limited Term Income Fund R5 Class                               14,300,047        7,926,488

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Thornburg Limited Term Income Fund R6 Class                          $     4,228,897  $     1,169,241
         Thornburg Limited Term U.S. Government Fund R3 Class                          15,578           21,374
         Thornburg Value Fund R3 Class                                                 29,918           88,599
         TIAA-CREF Bond Index Fund Institutional Class                                394,735           35,111
         TIAA-CREF Bond Index Fund Retirement Class                                 1,169,156        3,407,259
         TIAA-CREF Bond Plus Fund Retirement Class                                    133,579          291,121
         TIAA-CREF Emerging Markets Equity Index Fund Retirement Class              1,270,401        2,195,508
         TIAA-CREF Growth & Income Fund Institutional Class                             3,655            5,251
         TIAA-CREF Growth & Income Fund Retirement Class                              356,524        2,418,303
         TIAA-CREF International Equity Index Fund Inst. Class                      5,052,377          899,793
         TIAA-CREF International Equity Index Fund Retirement Class                 2,321,569        4,660,573
         TIAA-CREF Large-Cap Growth Fund Retirement Class                             385,825          248,923
         TIAA-CREF Large-Cap Growth Index Fund Inst. Class                         15,689,928        2,995,024
         TIAA-CREF Large-Cap Growth Index Fund Retirement Class                     4,342,558       13,167,933
         TIAA-CREF Large-Cap Value Fund Retirement Class                               85,660           97,232
         TIAA-CREF Large-Cap Value Index Fund Institutional Class                   3,617,869        1,182,416
         TIAA-CREF Large-Cap Value Index Fund Retirement Class                      4,155,294        8,173,448
         TIAA-CREF Lifecycle 2030 Fund Institutional Class                            380,664              983
         TIAA-CREF Lifecycle 2035 Fund Institutional Class                            469,805            1,579
         TIAA-CREF Lifecycle 2040 Fund Institutional Class                            285,549              683
         TIAA-CREF Lifecycle 2045 Fund Institutional Class                                338               --
         TIAA-CREF Lifecycle 2050 Fund Institutional Class                             29,940               71
         TIAA-CREF Lifecycle Index 2010 Fund Institutional Class                    4,779,571          977,864
         TIAA-CREF Lifecycle Index 2010 Fund Retirement Class                       2,414,644        7,292,241
         TIAA-CREF Lifecycle Index 2015 Fund Institutional Class                   11,571,397        2,484,597
         TIAA-CREF Lifecycle Index 2015 Fund Retirement Class                       3,190,273       14,343,622
         TIAA-CREF Lifecycle Index 2020 Fund Institutional Class                   41,633,435       10,426,221
         TIAA-CREF Lifecycle Index 2020 Fund Retirement Class                      16,407,324       41,353,427
         TIAA-CREF Lifecycle Index 2025 Fund Institutional Class                   43,890,620        6,500,794
         TIAA-CREF Lifecycle Index 2025 Fund Retirement Class                      20,124,547       35,585,645
         TIAA-CREF Lifecycle Index 2030 Fund Institutional Class                   48,619,990        7,084,433
         TIAA-CREF Lifecycle Index 2030 Fund Retirement Class                      18,391,754       38,219,712
         TIAA-CREF Lifecycle Index 2035 Fund Institutional Class                   37,417,411        2,815,403
         TIAA-CREF Lifecycle Index 2035 Fund Retirement Class                      16,858,547       30,843,857
         TIAA-CREF Lifecycle Index 2040 Fund Institutional Class                   35,488,813        5,359,958
         TIAA-CREF Lifecycle Index 2040 Fund Retirement Class                      15,104,730       27,684,103
         TIAA-CREF Lifecycle Index 2045 Fund Institutional Class                   24,138,468        3,003,494
         TIAA-CREF Lifecycle Index 2045 Fund Retirement Class                      12,388,748       18,525,153
         TIAA-CREF Lifecycle Index 2050 Fund Institutional Class                   20,942,872        3,616,643
         TIAA-CREF Lifecycle Index 2050 Fund Retirement Class                      13,153,095       15,047,180
         TIAA-CREF Lifecycle Index 2055 Fund Institutional Class                   10,933,992        1,492,882
         TIAA-CREF Lifecycle Index 2055 Fund Retirement Class                       8,876,716        7,938,689
         TIAA-CREF Lifecycle Index 2060 Fund Institutional Class                    2,850,466          822,692
         TIAA-CREF Lifecycle Index 2060 Fund Retirement Class                       3,232,114        1,574,970
         TIAA-CREF Lifecycle Index Retirement Inc. Fund Inst. Cl.                   3,688,546          679,069
         TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class          1,381,580        3,581,704
         TIAA-CREF Mid-Cap Growth Fund Retirement Class                               189,731        1,360,846
         TIAA-CREF Social Choice Bond Fund Institutional Class                        522,115           73,448
         TIAA-CREF Social Choice Bond Fund R Class                                     34,832            2,030
         TIAA-CREF Social Choice Equity Fund Institutional Class                    3,770,370        1,372,232
         TIAA-CREF Social Choice Equity Fund - Retirement Class                     1,792,964        2,646,178
         TIAA-CREF Social Choice Intl. Equity Fund Inst. Class                        148,659           48,624
         Timothy Plan Conservative Growth Fund A Class                                 39,806            9,346
         Timothy Plan Strategic Growth Fund A Class                                     6,014           15,207
         Touchstone Flexible Income Fund A Class                                          476          257,038
         Touchstone Focused Fund A Class                                              138,757          268,194
         Touchstone Focused Fund Y Class                                               17,175            6,508
         Touchstone Growth Opportunities Fund A Class                                  20,485           26,356
         Touchstone Mid Cap Growth Fund Institutional Class                               381               --
         Touchstone Sustainability and Impact Equity Fund A Class                         354            1,475

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Touchstone Value Fund A Class                                        $        62,382  $       906,764
         UIT-Oppenheimer Gold & Special Minerals Fund I Cla                            18,563               25
         Principal LargeCap Growth Fund R6 Class                                    1,815,357        1,239,688
         Vanguard 500 Index Fund Admiral Class                                     50,126,727       12,730,002
         Vanguard Balanced Index Fund Admiral Class                                 7,205,584        2,978,518
         Vanguard Developed Markets Index Fund Admiral Class                        3,525,607        1,302,173
         Vanguard Emerging Markets Stock Index Fund Admiral Class                   1,327,547          631,904
         Vanguard Energy Fund Admiral Class                                           215,563          337,129
         Vanguard Equity Income Fund Admiral Class                                 11,921,996        3,278,046
         Vanguard Explorer Fund Admiral Class                                       1,855,677          399,968
         Vanguard Extended Market Index Fund Admiral Class                          4,477,405          247,676
         Vanguard GNMA Fund Admiral Class                                           1,886,982          570,056
         Vanguard Growth Index Fund Admiral Class                                   2,584,805        1,176,427
         Vanguard Health Care Fund Admiral Class                                      126,700           57,030
         Vanguard High-Yield Corporate Fund Admiral Class                           1,381,905          885,405
         Vanguard Inflation-Protected Securities Fd Admiral Class                     371,697           20,439
         Vanguard Intermediate-Term Bond Index Fund Admiral Class                   1,393,258          356,861
         Vanguard Intermediate-Term Invest.-Grade Fd. Admiral Cl.                     171,943           64,901
         Vanguard Intermediate-Term Treasury Fund Admiral Class                     1,886,801          980,981
         Vanguard Intermediate-Term Treasury Index Fund Admiral Class                  77,123            1,567
         Vanguard International Growth Fund Admiral Class                               9,320               22
         Vanguard LifeStrategy Conserv. Growth Fund Investor Cl.                    2,755,933        2,527,596
         Vanguard LifeStrategy Growth Fund Investor Class                             880,313           23,038
         Vanguard LifeStrategy Income Fund Investor Class                                 186               40
         Vanguard LifeStrategy Moderate Growth Fd. Investor Class                   4,057,206        1,175,387
         Vanguard Materials Index Fund Admiral Class                                    6,331            8,658
         Vanguard Mid-Cap Growth Fund Investor Class                                3,593,945        2,007,498
         Vanguard Mid-Cap Index Fund Admiral Class                                 13,866,196        5,002,131
         Vanguard REIT Index Fund Admiral Class                                     1,316,473          526,941
         Vanguard Selected Value Fund Investor Class                                5,673,589          998,414
         Vanguard Short Term Federal Fund Investor Class                              166,660          405,515
         Vanguard Small-Cap Growth Index Fund Admiral Class                         4,198,730        1,220,909
         Vanguard Small-Cap Index Fund Admiral Class                               13,834,305        4,397,905
         Vanguard Small-Cap Value Index Fund Admiral Class                          1,885,228          254,990
         Vanguard Target Retirement 2015 Fund Investor Class                          965,811          154,221
         Vanguard Target Retirement 2020 Fund Investor Class                        3,706,930          987,276
         Vanguard Target Retirement 2025 Fund Investor Class                        4,710,409        1,323,849
         Vanguard Target Retirement 2030 Fund Investor Class                        9,067,375        2,890,189
         Vanguard Target Retirement 2035 Fund Investor Class                        3,709,748          953,614
         Vanguard Target Retirement 2040 Fund Investor Class                        6,273,986        1,762,463
         Vanguard Target Retirement 2045 Fund Investor Class                        3,204,861          496,001
         Vanguard Target Retirement 2050 Fund Investor Class                        2,446,846          463,005
         Vanguard Target Retirement 2055 Fund Investor Class                        1,431,686          627,336
         Vanguard Target Retirement 2060 Fund Investor Class                          336,874          121,353
         Vanguard Target Retirement 2065 Fund Investor Class                            1,349              826
         Vanguard Target Retirement Income Fund Investor Class                      1,025,991          666,225
         Vanguard Total Bond Market Index Fund Admiral Class                        3,656,847        1,802,443
         Vanguard Total International Bond Index Fund Admiral Cl.                     101,471           13,866
         Vanguard Total International Stock Index Fd. Admiral Cl.                   5,513,418          600,960
         Vanguard Total Stock Market Index Fund Admiral Class                       4,923,728        1,116,758
         Vanguard U.S Growth Fund Admiral Class                                     1,676,348          902,842
         Vanguard Value Index Fund Admiral Class                                    2,348,515          632,655
         Vanguard VIF Small Company Growth Portfolio                               11,967,866       12,908,464
         Vanguard Wellesley Income Fund Admiral Class                                  21,780            1,742
         Vanguard Wellington Fund Admiral Class                                       188,461          144,942
         Victory RS Small Cap Growth Fund R6 Class                                     18,447               27
         Victory Sycamore Established Value Fund A Class                            1,403,170        1,925,152
         Victory Sycamore Established Value Fund R Class                              470,677        1,183,404
         Victory Sycamore Established Value Fund R6 Class                             914,186          261,303
         Victory Sycamore Small Company Opportunity Fund A Class                    1,362,879        3,328,983

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

         FUND NAME                                                               PURCHASES          SALES
         -------------------------------------------------------------------  ---------------  ---------------
         Victory Sycamore Small Company Opportunity Fund R Class                      390,782          908,329
         Victory Sycamore Small Company Opportunity Fund R6 Class                       2,024               11
         Victory Trivalent International Small-Cap Fund A Class                       227,919            2,108
         Victory Trivalent International Small-Cap Fund R6 Class                          618              295
         Virtus Ceredex Large Cap Value Equity Fund A Class                           929,236        3,384,406
         Virtus Ceredex Large Cap Value Equity Fund Institutional Class             3,162,387        6,693,191
         Virtus Ceredex Large Cap Value Equity Fund R6 Class                          917,859          834,570
         Virtus Ceredex Mid-Cap Value Equity Fund A Class                     $        31,769  $        29,289
         Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class                 104,350          260,974
         Virtus Ceredex Mid-Cap Value Equity Fund R6 Class                            156,435              770
         Virtus Ceredex Small Cap Value Equity Fund A Class                            38,328          261,189
         Virtus Ceredex Small Cap Value Equity Fund Institutional Class                   527            2,663
         Virtus Seix High Income Fund A Class                                           8,960          266,125
         Virtus Seix High Income Fund R Class                                          20,155          180,292
         Virtus Seix Total Return Bond Fund A Class                                     3,242            8,017
         Virtus Seix Total Return Bond Fund R Class                                    43,698           40,786
         Western Asset Core Plus Bond Fund FI Class                                   423,656        1,148,247
         Western Asset Core Plus Bond Fund IS Class                                 1,325,486          258,719
         Western Asset Core Plus Bond Fund R Class                                     50,624           62,510
                                                                              ---------------  ---------------
         TOTAL                                                                $ 2,046,420,513  $ 2,029,509,358
                                                                              ---------------  ---------------

5.    INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.) REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2018 AND 2017

[LOGO]

               REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                                      FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
American United Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the AUL American Unit Trust as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets, and each of the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Core Opportunities Fund - R Class (1)                          Janus Henderson Global Life Sciences-S Class (20)
AB Discovery Growth Fund - R Class (1)                            Janus Henderson Global Life Sciences-T Class (20)
AB Discovery Value Fund - R Class (1)                             Janus Henderson Growth and Income Fund - R Class (1)
AB Discovery Value Fund - Z Class (19)                            Janus Henderson Global Equity Income Fund - N Class (19)
AB High Income Fund - Advisor Class (1)                           Janus Henderson Global Equity Income Fund - S Class (19)
AB High Income Fund - R Class (1)                                 Janus Henderson Research Fund - A Class (2)
American Beacon International Equity Fund - Investor Class (4)    Janus Henderson Triton Fund - A Class (20)
American Beacon International Equity Fund - R6 Class (4)          Janus Henderson Triton Fund - N Class (16)
American Beacon Small Cap Fund - R6 Class (4)                     Janus Henderson Triton Fund - Service Class (2)
AB International Growth Fund - R Class (1)                        The Hartford MidCap Fund - R4 Class (6)
AB International Value Fund - R Class (1)                         The Hartford MidCap Fund - R6 Class (6)
AB Small Cap Growth Fund - R Class (1)                            Hartford Schroders US Small/Mid-Cap Opportunities Fund - R4
                                                                  Class (7)
AB Value Fund - R Class (1)                                       JPMorgan SmartRetirement Blend 2020 Fund - R6 Class (17)

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

Alger Balanced Portfolio - I-2 Class (1)                          JPMorgan SmartRetirement Blend 2025 Fund - R6 Class (17)
Alger Capital Appreciation Fund - Z Class (16)                    JPMorgan SmartRetirement Blend 2030 Fund - R6 Class (17)
Alger Capital Appreciation Institutional Fund - I Class (1)       JPMorgan SmartRetirement Blend 2035 Fund - R6 Class (17)
Alger Capital Appreciation Institutional Fund - R Class (1)       JPMorgan SmartRetirement Blend 2040 Fund - R6 Class (17)
Alger Capital Appreciation Portfolio - I-2 Class (1)              JPMorgan SmartRetirement Blend 2045 Fund - R6 Class (17)
Alger Large Cap Growth Portfolio - I-2 Class (1)                  JPMorgan SmartRetirement Blend 2050 Fund - R6 Class (17)
Alger Small Cap Growth Institutional Fund - I Class (1)           JPMorgan SmartRetirement Blend 2055 Fund - R6 Class (17)
Alger Small Cap Growth Institutional Fund - R Class (1)           JPMorgan SmartRetirement Blend 2060 Fund - R6 Class (17)
AllianzGI Multi-Asset Income Fund - Administrative Class (1)      JPMorgan SmartRetirement Blend Income Fund - R6 Class (17)
AllianzGI NFJ Dividend Value Fund - Administrative Class (1)      JPMorgan Value Advantage Fund - R4 Class (18)
AllianzGI NFJ Dividend Value Fund - R Class (1)                   JPMorgan Mid Cap Growth Fund - R4 Class (14)
AllianzGI NFJ Mid-Cap Value Fund - Administrative Class (1)       JPMorgan Mid Cap Growth Fund - R6 Class (14)
AllianzGI NFJ Mid-Cap Value Fund - R Class (1)                    JPMorgan Mid Cap Value Fund - R4 Class (14)
AllianzGI NFJ Small-Cap Value Fund - Administrative Class (1)     JPMorgan Mid Cap Value Fund - R6 Class (14)
AllianzGI NFJ Small-Cap Value Fund - R Class (1)                  JPMorgan U.S. Small Company Fund - R4 Class (14)
AllianzGI NFJ Small-Cap Value Fund - R6 Class (16)                JPMorgan U.S. Small Company Fund - R6 Class (14)
AllianzGI Retirement 2020 Fund - Administrative Class (1)         JPMorgan Equity Income Fund - R4 Class (14)
AllianzGI Retirement 2020 Fund - R6 Class (4)                     JPMorgan Equity Income Fund - R6 Class (14)
AllianzGI Retirement 2025 Fund - A Class (10)                     JPMorgan Government Bond Fund - R4 Class (14)
AllianzGI Retirement 2025 Fund - Administrative Class (1)         JPMorgan Government Bond Fund - R6 Class (14)
AllianzGI Retirement 2025 Fund - R6 Class (4)                     Catholic Investor International Equity Fund - Institutional
                                                                  Class (14)
AllianzGI Retirement 2030 Fund - A Class (10)                     Catholic Investor Large Cap Value Fund - Institutional Class (14)
AllianzGI Retirement 2030 Fund - Administrative Class (1)         Catholic Investor Small Cap Equity Fund - Institutional Class(14)

AllianzGI Retirement 2030 Fund - R6 Class (4)                     BRANDYWINEGLOBAL Opportunities Bond Fund - FI Class (1)
AllianzGI Retirement 2035 Fund - Administrative Class (1)         BRANDYWINEGLOBAL Opportunities Bond Fund - R Class (1)
AllianzGI Retirement 2035 Fund - R6 Class (4)                     Lord Abbett Bond-Debenture Fund - R5 Class (16)
AllianzGI Retirement 2040 Fund - A Class (10)                     Lord Abbett Calibrated Dividend Growth Fund - R3 Class (1)
AllianzGI Retirement 2040 Fund - Administrative Class (1)         Lord Abbett Calibrated Dividend Growth Fund - R5 Class (20)
AllianzGI Retirement 2040 Fund - R6 Class (4)                     Lord Abbett Developing Growth Fund - A Class (1)
AllianzGI Retirement 2045 Fund - A Class (10)                     Lord Abbett Developing Growth Fund - P Class (1)
AllianzGI Retirement 2045 Fund - Administrative Class (1)         Lord Abbett Developing Growth Fund - R3 Class (1)
AllianzGI Retirement 2045 Fund - R6 Class (4)                     Lord Abbett Fundamental Equity - R3 Class (1)
AllianzGI Retirement 2050 Fund - A Class (1)                      Lord Abbett Growth Leaders Fund - I Class (20)
AllianzGI Retirement 2050 Fund - Administrative Class (1)         Lord Abbett Growth Leaders Fund - R3 Class (20)
AllianzGI Retirement 2050 Fund - R6 Class (4)                     Lord Abbett Growth Leaders Fund - R5 Class (20)
AllianzGI Retirement 2055 Fund - A Class (22)                     Lord Abbett Growth Opportunities Fund - P Class (1)
AllianzGI Retirement 2055 Fund - Administrative Class (1)         Lord Abbett Growth Opportunities Fund - R3 Class (1)
AllianzGI Retirement 2055 Fund - R6 Class (4)                     Lord Abbett High Yield Fund - A Class (1)
American Century Disciplined Growth Fund - A Class (1)            Lord Abbett High Yield Fund - R3 Class (2)
American Century Disciplined Growth Fund - Investor Class (1)     Lord Abbett High Yield Fund - R5 Class (20)
American Century Diversified Bond Fund - A Class (1)              Lord Abbett High Yield Fund - R6 Class (16)
American Century Emerging Markets - A Class (1)                   Lord Abbett Mid Cap Stock Fund - P Class (1)
American Century Emerging Markets - Investor Class (1)            Lord Abbett Mid Cap Stock Fund - R3 Class (1)
American Century Emerging Markets Fund - R6 Class (16)            Lord Abbett Small Cap Value Fund - P Class (24)
American Century Equity Growth - A Class (1)                      Lord Abbett Small Cap Value Fund - R3 Class (1)
American Century Equity Growth - Investor Class (2)               Lord Abbett Total Return Fund - I Class (2)
American Century Equity Income - A Class (1)                      Lord Abbett Total Return Fund - R3 Class (2)
American Century Equity Income - Investor Class (1)               Lord Abbett Total Return Fund - R5 Class (20)
American Century Equity Income Fund - R6 Class (16)               Lord Abbett International Opportunities Fund - R3 Class (4)

American Century Ginnie Mae - A Class (1)                         Lord Abbett International Opportunities Fund - R5 Class (4)
American Century Growth - A Class (1)                             Lord Abbett International Opportunities Fund Class - R6 Class (4)
American Century Heritage - A Class (1)                           Lord Abbett Value Opportunities Fund - A Class (1)
American Century Heritage - Investor Class (1)                    Lord Abbett Value Opportunities Fund - P Class (1)
American Century Heritage Fund - R6 Class (16)                    Lord Abbett Value Opportunities Fund - R3 Class (1)
American Century Income & Growth - Investor Class (1)             Lord Abbett Value Opportunities Fund - R5 Class (23)
American Century Inflation-Adjusted Bond - A Class (1)            Lord Abbett Value Opportunities Fund - R6 Class (14)
American Century International Bond - A Class (1)                 Manning & Napier Pro-Blend Conservative Term Series - S Class (1)
American Century International Bond - Investor Class (1)          Manning & Napier Pro-Blend Extended Term Series - S Class (1)
American Century International Discovery - A Class (1)            Manning & Napier Pro-Blend Maximum Term Series - S Class (1)
American Century International Growth - A Class (1)               Manning & Napier Pro-Blend Moderate Term Series - S Class (1)
American Century International Growth - Investor Class (1)        MFS Aggressive Growth Allocation Fund - R2 Class (16)
American Century One Choice 2020 Portfolio - R6 Class (16)        MFS Aggressive Growth Allocation Fund - R3 Class (20)
American Century One Choice 2025 Portfolio - R6 Class (16)        MFS Conservative Allocation Fund - R2 Class (16)
American Century One Choice 2030 Portfolio - R6 Class (16)        MFS Conservative Allocation Fund - R3 Class (2)
American Century One Choice 2035 Portfolio - R6 Class (16)        MFS Emerging Markets Debt Fund - R3 Class (1)
American Century One Choice 2040 Portfolio - R6 Class (16)        MFS Growth Allocation Fund - R2 Class (16)
American Century One Choice 2045 Portfolio - R6 Class (16)        MFS Growth Allocation Fund - R3 Class (2)
American Century One Choice 2050 Portfolio - R6 Class (16)        MFS Growth Fund - R6 Class (16)
American Century One Choice 2055 Portfolio - R6 Class (16)        MFS International New Discovery Fund - A Class (1)
American Century One Choice 2060 Portfolio - R6 Class (16)        MFS International New Discovery Fund - R2 Class (1)
American Century One Choice In Retirement Portfolio - R6          MFS International New Discovery Fund - R6 Class (16)
Class (16)

American Century Large Company Value - A Class (1)                MFS International Value Fund - R2 Class (1)
American Century Mid Cap Value Fund - A Class (1)                 MFS International Value Fund - R3 Class (1)
American Century Mid Cap Value Fund - Investor Class (1)          MFS International Value Fund - R6 Class (16)
American Century Mid Cap Value Fund - R6 Class (16)               MFS Massachusetts Investors Growth Stock Fund - R2 Class (1)
American Century One Choice 2020 Portfolio - A Class (1)          MFS Massachusetts Investors Growth Stock Fund - R3 Class (1)
American Century One Choice 2020 Portfolio - Investor Class (1)   MFS Massachusetts s Growth Stock Fund - R6 Class (16)
American Century One Choice 2025 Portfolio - A Class (1)          MFS Mid Cap Growth Fund - A Class (1)
American Century One Choice 2025 Portfolio - Investor Class (1)   MFS Mid Cap Growth Fund - R6 Class (19)
American Century One Choice 2030 Portfolio - A Class (1)          MFS Mid Cap Value Fund - R2 Class (2)
American Century One Choice 2030 Portfolio - Investor Class (1)   MFS Mid Cap Value Fund - R3 Class (2)
American Century One Choice 2035 Portfolio - A Class (1)          MFS Mid Cap Value Fund - R6 Class (16)
American Century One Choice 2035 Portfolio - Investor Class (1)   MFS Moderate Allocation Fund - R2 Class (16)
American Century One Choice 2040 Portfolio - A Class (1)          MFS Moderate Allocation Fund - R3 Class (2)
American Century One Choice 2040 Portfolio - Investor Class (1)   MFS New Discovery Fund - R2 Class (1)
American Century One Choice 2045 Portfolio - A Class (1)          MFS New Discovery Fund - R3 Class (1)
American Century One Choice 2045 Portfolio - Investor Class (1)   MFS Technology Fund - R2 Class (20)
American Century One Choice 2050 Portfolio - A Class (1)          MFS Technology Fund - R3 Class (20)
American Century One Choice 2050 Portfolio - Investor Class (1)   MFS Technology Fund - R6 Class (16)
American Century One Choice 2055 Portfolio - A Class (1)          MFS Utilities Fund - R2 Class (1)
American Century One Choice 2055 Portfolio - Investor Class (1)   MFS Utilities Fund - R3 Class (1)
American Century One Choice 2060 Portfolio - A Class (20)         MFS Value Fund - A Class (1)
American Century One Choice 2060 Portfolio - Investor Class (20)  MFS Value Fund - R6 Class (16)

American Century One Choice In Retirement Portfolio - A           Neuberger Berman Emerging Markets Equity Fund - A Class (20)
Class (1)
American Century One Choice In Retirement Portfolio -             Neuberger Berman Emerging Markets Equity Fund - R3 Class (2)
Investor Class (1)
American Century Real Estate - A Class (1)                        Neuberger Berman Focus Fund - Advisor Class (1)
American Century Real Estate - Investor Class (1)                 Neuberger Berman Large Cap Value Fund - Advisor Class (1)
American Century Real Estate Fund - R6 Class (16)                 Neuberger Berman Small Cap Growth Fund - A Class (1)
American Century Select - A Class (1)                             Neuberger Berman Small Cap Growth Fund - Advisor Class (1)
American Century Select - Investor Class (1)                      Neuberger Berman Small Cap Growth Fund - R3 Class (1)
American Century Small Cap Growth - A Class (1)                   Neuberger Berman Sustainable Equity Fund - A Class (20)
American Century Small Cap Value - A Class (1)                    Neuberger Berman Socially Responsive Fund - R3 Class (13)
American Century Small Cap Value - Investor Class (1)             Northern Small Cap Value Fund - R Class (1)
American Century Small Company - A Class (1)                      Nuveen International Growth Fund - A Class (16)
American Century Strategic Allocation: Aggressive - A             Nuveen Mid Cap Growth Opportunities Fund - A Class (1)
Class (1)
American Century Strategic Allocation: Aggressive - Investor      Nuveen Mid Cap Growth Opportunities Fund - R3 Class (1)
Class (1)
American Century Strategic Allocation: Aggressive Fund - R6       Nuveen Mid Cap Value Fund - A Class (1)
Class (16)
American Century Strategic Allocation: Conservative - A           Nuveen Mid Cap Value Fund - R3 Class (1)
Class (1)
American Century Strategic Allocation: Conservative -             Nuveen Real Estate Securities Fund - A Class (1)
Investor Class (1)
American Century Strategic Allocation: Conservative Fund -        Nuveen Real Estate Securities Fund - R3 Class (1)
R6 Class (16)
American Century Strategic Allocation: Moderate - A Class (1)     Nuveen Real Estate Securities Fund - R6 Class (14)
American Century Strategic Allocation: Moderate - Investor        Nuveen Small Cap Select Fund - A Class (1)
Class (1)
American Century Strategic Allocation: Moderate Fund - R6         Nuveen Small Cap Select Fund - R3 Class (1)
Class (16)
American Century Ultra - A Class (1)                              Nuveen Small Cap Select Fund - R6 Class (14)
American Century Ultra - Investor Class (1)                       Nuveen Small Cap Value Fund - A Class (1)
American Century Value - A Class (1)                              Nuveen Small Cap Value Fund - R3 Class (1)
American Century Value - Investor Class (1)                       Nuveen Strategy Growth Allocation - A Class (1)

American Century VP Capital Appreciation Fund - I Class (1)       Nuveen Strategy Growth Allocation - R3 Class (1)
American Funds 2010 Target Date Retirement Fund - R3 Class (20)   Oak Ridge Large Cap Growth Fund - A Class (1)
American Funds 2010 Target Date Retirement Fund - R4 Class (20)   Oak Ridge Small Cap Growth Fund - A Class (1)
American Funds 2010 Target Date Retirement Fund - R6 Class (16)   Oak Ridge Small Cap Growth Fund - Y Class (1)
American Funds 2015 Target Date Retirement Fund - R3 Class (20)   Oppenheimer Active Allocation Fund - A Class (20)
American Funds 2015 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Active Allocation Fund - Y Class (16)
American Funds 2015 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Core Bond Fund - A Class (2)
American Funds 2020 Target Date Retirement Fund - R3 Class (2)    Oppenheimer Core Bond Fund - Y Class (20)
American Funds 2020 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Developing Markets Fund - A Class (1)
American Funds 2020 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Developing Markets Fund - I Class (16)
American Funds 2025 Target Date Retirement Fund - R3 Class (2)    Oppenheimer Developing Markets Fund - Y Class (1)
American Funds 2025 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Global Fund - A Class (1)
American Funds 2025 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Global Fund - I Class (14)
American Funds 2030 Target Date Retirement Fund - R3 Class (2)    Oppenheimer Global Fund - Y Class (1)
American Funds 2030 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Global Opportunities - A Class (1)
American Funds 2030 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Global Opportunities Fund - I Class (14)
American Funds 2035 Target Date Retirement Fund - R3 Class (2)    Oppenheimer Global Opportunities - Y Class (1)
American Funds 2035 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Global Strategic Income Fund - A Class (1)
American Funds 2035 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Global Strategic Income - Y Class (1)
American Funds 2040 Target Date Retirement Fund - R3 Class (20)   Oppenheimer Gold & Special Minerals Fund - A Class (1)
American Funds 2040 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Gold & Special Minerals Fund - I Class (4)
American Funds 2040 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Gold & Special Minerals Fund - Y Class (1)

American Funds 2045 Target Date Retirement Fund - R3 Class (20)   Oppenheimer International Bond Fund - A Class (1)
American Funds 2045 Target Date Retirement Fund - R4 Class (20)   Oppenheimer International Bond Fund - I Class (14)
American Funds 2045 Target Date Retirement Fund - R6 Class (16)   Oppenheimer International Bond Fund - Y Class (1)
American Funds 2050 Target Date Retirement Fund - R3 Class (20)   Oppenheimer International Growth Fund - A Class (1)
American Funds 2050 Target Date Retirement Fund - R4 Class (20)   Oppenheimer International Growth Fund - I Class (16)
American Funds 2050 Target Date Retirement Fund - R6 Class (16)   Oppenheimer International Growth Fund - Y Class (1)
American Funds 2055 Target Date Retirement Fund - R3 Class (20)   Oppenheimer International Small Company Fund - A Class (1)
American Funds 2055 Target Date Retirement Fund - R4 Class (20)   Oppenheimer International Small Company Fund - Y Class (1)
American Funds 2055 Target Date Retirement Fund - R6 Class (16)   Oppenheimer International Small-Mid Company Fund - I Class (16)
American Funds 2060 Target Date Retirement Fund - R3 Class (20)   Oppenheimer Main Street Mid Cap Fund - A Class (1)
American Funds 2060 Target Date Retirement Fund - R4 Class (20)   Oppenheimer Main Street Mid Cap Fund - Y Class (1)
American Funds 2060 Target Date Retirement Fund - R6 Class (16)   Oppenheimer Main Street Select Fund - A Class (1)
American Funds AMCAP Fund - R3 Class (1)                          Oppenheimer Main Street Select Fund - Y Class (1)
American Funds AMCAP Fund - R4 Class (1)                          Oppenheimer Mid Cap Value Fund - A Class (1)
American Funds AMCAP Fund - R6 Class (16)                         Oppenheimer Mid Cap Value Fund - Y Class (1)
American Funds American Balanced Fund - R3 Class (1)              Oppenheimer Senior Floating Rate Fund - A Class (1)
American Funds American Balanced Fund - R4 Class (1)              Oppenheimer Senior Floating Rate Fund - Y Class (2)
American Funds American Balanced Fund - R6 Class (16)             Oppenheimer Senior Floating Rate I Class (14)
American Funds American High Income Trust - R3 Class (1)          Oppenheimer Value Fund - A Class (1)
American Funds American High Income Trust - R4 Class (1)          Oppenheimer Value Fund - Y Class (1)
American Funds Capital World Bond Fund - R6 Class (15)            Parnassus Core Equity Fund - Investor Class (1)
American Funds Capital World Growth and Income - R3 Class (1)     Parnassus Fund No Load Class (1)
American Funds Capital World Growth and Income - R4 Class (1)     Parnassus Mid Cap Fund No Load Class (1)

American Funds Capital World Growth and Income Fund - R6          Pax Balanced Fund - Individual Investor Class (1)
Class (16)
American Funds EuroPacific Growth Fund - R3 Class (1)             Pax Global Environmental Markets Fund - Individual Investor
                                                                  Class (1)
American Funds EuroPacific Growth Fund - R4 Class (1)             Payden Emerging Markets Bond - Investor Class (1)
American Funds EuroPacific Growth Fund - R6 Class (16)            Perkins Mid Cap Value - A Class (1)
American Funds Fundamental Investors - R3 Class (1)               Perkins Mid Cap Value - R Class (1)
American Funds Fundamental Investors - R4 Class (1)               Perkins Small Cap Value - S Class (1)
American Funds Fundamental Investors - R6 Class (16)              Perkins Small Cap Value Fund - N Class (16)
American Funds Intermediate Bond Fund of America - R3 Class (1)   Pimco All Asset Fund - Admin Class (1)
American Funds Intermediate Bond Fund of America - R4 Class (1)   Pimco All Asset Fund - R Class (1)
American Funds New Perspective Fund - R3 Class (1)                Pimco All Asset Fund - Institutional Class (7)
American Funds New Perspective Fund - R4 Class (1)                Pimco CommoditiesPLUS Strategy - Admin Class (2)
American Funds New Perspective Fund - R6 Class (16)               Pimco Commodity Real Return Strategy - Admin Class (1)
American Funds New World Fund - R3 Class (1)                      Pimco Commodity Real Return Strategy - R Class (1)
American Funds New World Fund - R4 Class (1)                      Pimco High Yield - Admin Class (1)
American Funds New World Fund - R6 Class (16)                     Pimco High Yield - R Class (1)
American Funds SMALLCAP World Fund - R3 Class (1)                 Pimco High Yield Fund - Institutional Class (16)
American Funds SMALLCAP World Fund - R4 Class (1)                 Pimco Income Fund - Admin Class (1)
American Funds SMALLCAP World Fund - R6 Class (16)                Pimco Income Fund - Institutional Class (16)
American Funds The Growth Fund of America - R3 Class (1)          Pimco Income Fund - R Class (1)
American Funds The Growth Fund of America - R4 Class (1)          Pimco Real Return Fund - Admin Class (1)
American Funds The Growth Fund of America - R6 Class (16)         Pimco Real Return Fund - Institutional Class (16)
American Funds Washington Mutual Investors Fund - R3 Class (1)    Pimco Real Return Fund - R Class (1)

American Funds Washington Mutual Investors Fund - R4 Class (1)    Pimco Total Return Fund - Admin Class (1)
American Funds Washington Mutual Investors Fund - R6 Class (16)   Pimco Total Return Fund - Institutional Class (16)
AMG Renaissance Large Cap Growth - N Class (15)                   Pimco Total Return Fund - R Class (1)
AMG Managers Cadence Mid Cap Fund - Investor Class (1)            Pioneer Bond Fund - A Class (1)
AMG Managers Cadence Mid Cap Fund - Service Class (16)            Pioneer Bond Fund - K Class (16)
AQR Emerging Multi-Style Fund - N Class (16)                      Pioneer Bond Fund - Y Class (1)
AQR Large Cap Multi-Style Fund - N Class (20)                     Pioneer Dynamic Credit Fund - A Class (20)
Ave Maria Growth Fund No Load Class (1)                           Pioneer Equity Income Fund - A Class (1)
Ave Maria Rising Dividend Fund No Load Class (1)                  Pioneer Equity Income Fund - K Class (16)
Ave Maria Value Fund No Load Class (1)                            Pioneer Equity Income Fund - Y Class (1)
Ave Maria World Equity Fund No Load Class (1)                     Pioneer Fund - A Class (2)
BlackRock Equity Dividend Fund - Institutional Class (1)          Pioneer Fund VCT Portfolio - I Class (1)
BlackRock Equity Dividend Fund - K Class (14)                     Pioneer Fundamental Growth Fund - A Class (1)
BlackRock Global Allocation Fund - Institutional Class (1)        Pioneer Fundamental Growth Fund - K Class (16)
BlackRock Global Allocation Fund - R Class (1)                    Pioneer Fundamental Growth Fund - Y Class (1)
BlackRock Global Allocation Fund - K Class (14)                   Pioneer Global Equity - A Class (21)
BlackRock GNMA Portfolio - Service Class (1)                      Pioneer Global Equity - Y Class (21)
BlackRock Health Sciences Opportunities Portfolio - K Class (16)  Pioneer High Yield Fund - A Class (1)
BlackRock Health Sciences Opportunities-I Class (20)              Pioneer High Yield Fund - Y Class (1)
BlackRock Health Sciences Opportunities-R Class (20)              Pioneer Mid Cap Value Fund - A Class (1)
BlackRock High Yield Bond-R Class (16)                            Pioneer Mid Cap Value Fund - Y Class (2)
BlackRock High Yield Bond-Svc Class (20)                          Pioneer Select Mid Cap Growth Fund - A Class (1)
BlackRock Multi-Asset Income Fund - A Class (14)                  Pioneer Select Mid Cap Growth Fund - K Class (16)
BlackRock Small Cap Growth Equity Portfolio - Institutional       Pioneer Select Mid Cap Growth VCT Portfolio - I Class (1)
Class (1)
BlackRock Mid-Cap Growth Equity Portfolio - Institutional         Pioneer Strategic Income Fund - A Class (1)
Class (18)
BlackRock Mid-Cap Growth Equity Portfolio - K Class (18)          Pioneer Strategic Income Fund - K Class (16)

BlackRock Mid-Cap Growth Equity Portfolio - R Class (18)          Pioneer Strategic Income Fund - Y Class (2)
BlackRock Strategic Income Opportunities Portfolio - A Class (14) PNC International Equity-A Class (20)
BlackRock Strategic Income Opportunities Portfolio - K Class (14) PNC International Equity-I Class (20)
BlackRock Total Return Fund - A Class (2)                         PNC Multi Factor Small Cap Core-A Class (20)
BlackRock Total Return Fund - K Class (16)                        PNC Multi Factor Small Cap Core-I Class (20)
BlackRock High Yield Bond Portfolio - K Class (3)                 Principal MidCap S&P 400 Index Fund - R3 Class (11)
BlackRock Total Return Fund - R Class (20)                        Principal SmallCap S&P 600 Index Fund - R3 Class (11)
BMO Aggressive Allocation Fund - R6 Class (16)                    Principal LargeCap Growth Fund - R6 Class (9)
BMO Balanced Allocation Fund - R6 Class (16)                      Principal Income Fund - R6 Class (9)
BMO Conservative Allocation Fund - R6 Class (16)                  Principal International Equity Index Fund - R3 Class (11)
BMO Mid-Cap Growth Fund - A Class (12)                            PGIM Jennison Financial Services Fund - A Class (1)
BMO Mid-Cap Value Fund - A Class (12)                             PGIM Jennison Financial Services Fund - Z Class (1)
BMO Moderate Allocation Fund - R6 Class (16)                      PGIM Global Real Estate Fund - A Class (1)
BMO Small Cap Growth Fund - A Class (13)                          PGIM Global Real Estate Fund - R6 Class (16)
Calvert Equity Portfolio - A Class (1)                            PGIM Global Real Estate Fund - Z Class (1)
Calvert Income Fund - A Class (1)                                 PGIM Global Real Estate Fund - R4 Class (7)
Calvert Small Cap Fund - A Class (1)                              PGIM High Yield Fund - A Class (1)
Calvert VP SRI Mid Cap Growth Portfolio No Load (1)               PGIM High Yield Fund - Z Class (1)
Columbia Acorn International Fund - A Class (1)                   PGIM High-Yield Fund - R6 Class (16)
Columbia Acorn International Fund - Advisor Class (1)             PGIM Jennison 20/20 Focus - A Class (1)
Columbia Acorn International Fund - Institutional Class (1)       PGIM Jennison 20/20 Focus - Z Class (10)
Columbia Contrarian Core Fund - A Class (2)                       PGIM Jennison Health Sciences Fund - A Class (1)
Columbia Contrarian Core Fund - Advisor Class (20)                PGIM Jennison Health Sciences Fund - Z Class (1)
Columbia Dividend Income Fund - A Class (20)                      PGIM Jennison Mid Cap Growth Fund - A Class (1)
Columbia Dividend Income Fund - Advisor Class (2)                 PGIM Jennison Mid Cap Growth Fund - Z Class (1)
Columbia Emerging Markets Bond Fund - A Class (1)                 PGIM Jennison Mid Cap Growth Fund, Inc. - R6 Class (16)

Columbia Emerging Markets Bond Fund - Institutional 3 Class (16)  PGIM Jennison Natural Resources Fund - A Class (1)
Columbia Mid Cap Index Fund - A Class (1)                         PGIM Jennison Natural Resources Fund - R6 Class (16)
Columbia Select Mid Cap Value Fund - Advisor Class (2)            PGIM Jennison Natural Resources Fund - Z Class (1)
Columbia Overseas Value Fund - Advisor Class (14)                 PGIM Jennison Select Growth - Z Class (20)
Columbia Overseas Value Fund - Institutional 3 Class (14)         PGIM Jennison Small Company - A Class (1)
Columbia Quality Income Fund - Institutional 3 Class (14)         PGIM Jennison Small Company - Z Class (1)
Columbia Select Global Growth Fund A Class (2)                    PGIM Jennison Small Company Fund - R6 Class (18)
Columbia Select Global Growth Fund Advisor Class (16)             PGIM QMA Mid Cap Value - A Class (2)
Columbia Select Large-Cap Value Fund Advisor- A Class (2)         PGIM QMA Mid Cap Value Fund - R6 Class (14)
Columbia Select Large-Cap Value Fund - Advisor Class (16)         PGIM QMA Mid Cap Value - Z Class (1)
Columbia Select Small Cap Value Fund - A Class (2)                PGIM Total Return Bond - A Class (1)
Columbia Select Small Cap Value Fund - Advisor Class (2)          PGIM Total Return Bond - R6 Class (16)
Columbia Seligman Communications and Information Fund - A         PGIM Total Return Bond - Z Class (1)
Class (1)
Columbia Seligman Communications and Information Fund -           PGIM Total Return Bond Fund - R2 Class (7)
Insti 3 Cl (14)
Columbia Seligman Communications and Information Fund -           Putnam Equity Income - A Class (11)
Advisor Class (1)
Columbia Seligman Communications and Information Fund -           Putnam Growth Opportunities Fund - A Class (20)
Institutional Class (1)
Columbia Seligman Communications and Information Y Class (14)     Putnam Growth Opportunities Fund - R6 Class (14)
Columbia Small Cap Index Fund - A Class (1)                       Putnam Dynamic Asset Allocation Growth Fund - R6 Class (19)
Columbia Quality Income Fund - A Class (20)                       Russell Commodity Strategies - S Class (1)
Columbia Quality Income Fund - Advisor (20)                       Russell Emerging Markets - S Class (1)
CRM Mid Cap Value - Investor Class (1)                            Russell Global Equity Fund - S Class (1)
DWS CROCI U.S. Fund - A Class (20)                                Russell Global Real Estate Securities - S Class (1)
Deutsche Enhanced Commodity Strategy Fund - A Class (2)           Russell Investment Grade Bond Fund - S Class (1)

Deutsche Enhanced Commodity Strategy Fund - S Class (20)          Russell LifePoints Balanced Strategy Fund - R1 Class (1)
Deutsche GNMA Fund - A Class (11)                                 Russell LifePoints Balanced Strategy Fund - R5 Class (1)
Deutsche GNMA Fund - S Class (11)                                 Russell LifePoints Conservative Strategy Fund - R1 Class (1)
Deutsche Mid Cap Value Fund - A Class (1)                         Russell LifePoints Conservative Strategy Fund - R5 Class (1)
Deutsche Mid Cap Value Fund - S Class (1)                         Russell LifePoints Equity Growth Strategy Fund - R1 Class (1)
Deutsche Real Assets Fund - A Class (1)                           Russell LifePoints Equity Growth Strategy Fund - R5 Class (1)
Deutsche Real Assets Fund - S Class (1)                           Russell LifePoints Growth Strategy Fund - R1 Class (1)
Deutsche Real Estate Securities - A Class (1)                     Russell LifePoints Growth Strategy Fund - R5 Class (1)
Deutsche Real Estate Securities - S Class (1)                     Russell LifePoints Moderate Strategy Fund - R1 Class (1)
Deutsche Real Estate Securities Fund - R6 Class (16)              Russell LifePoints Moderate Strategy Fund - R5 Class (1)
Deutsche Small Cap Core - A Class (9)                             Russell Short Duration Bond Fund - S Class (1)
Deutsche Small Cap Core - S Class (9)                             Russell Strategic Bond Fund - S Class (20)
DFA Emerging Markets Portfolio - Institutional Class (16)         Russell Equity Income Fund - S Class (1)
DFA Emerging Markets Value - R2 Class (1)                         Russell U.S. Defensive Equity Fund - S Class (1)
DFA Global Allocation 60/40 - R2 Class (1)                        Russell U.S. Small Cap Equity Fund - S Class (1)
DFA Global Allocation 60/40 Portfolio - Institutional Class (16)  State Street Equity 500 Index - Admin Class (1)
DFA Global Equity - R2 Class (1)                                  State Street Equity 500 Index - R Class (1)
DFA Global Equity Portfolio - Institutional Class (16)            Crossmark Steward Large Cap Enhanced Index Fund - A Class (2)
DFA International Core Equity Portfolio - Institutional           Crossmark Steward Small-Mid Cap Enhanced Index Fund - A Class (1)
Class (16)
DFA Emerging Markets Core Equity Portfolio - Institutional        T. Rowe Price Blue Chip Growth - I Class (16)
Class (7)
DFA International Value - R2 Class (1)                            T. Rowe Price Blue Chip Growth - R Class (1)
DFA Investment Grade Portfolio - Institutional Class (16)         T. Rowe Price Equity Income - I Class (16)
DFA Real Estate Securities Portfolio - Institutional Class (16)   T. Rowe Price Equity Income - R Class (1)
DFA Global Real Estate Securities - Portfolio Class (7)           T. Rowe Price Equity Income Portfolio No Load Class (1)

DFA U.S. Large Cap Value Portfolio - Institutional Class (6)      T. Rowe Price European Stock Fund No Load Class (1)
DFA U.S. Large Cap Growth Portfolio - Institutional Class (16)    T. Rowe Price Growth Stock - Advisor Class (1)
DFA U.S. Large Company Portfolio - N/A Class (16)                 T. Rowe Price Growth Stock - I Class (16)
DFA U.S. Small Cap Growth Portfolio - Institutional Class (16)    T. Rowe Price Growth Stock - R Class (1)
DFA U.S. Small Cap Portfolio - Institutional Class (15)           T. Rowe Price International Growth & Income - I Class (16)
DFA U.S. Targeted Value Portfolio - Institutional Class (16)      T. Rowe Price International Growth & Income - Advisor Class (1)
DFA US Targeted Value - R2 Class (1)                              T. Rowe Price International Growth & Income - R Class (1)
DFA World ex U.S. Government Fixed Income Portfolio -             T. Rowe Price International Stock - R Class (1)
Institutional Class (16)
DFA Five-Year Global Fixed Income Portfolio - Institutional       T. Rowe Price Mid-Cap Growth - R Class (1)
Class (6)
DFA U.S. Sustainability - Core 1 Portfolio (6)                    T. Rowe Price Mid-Cap Value - Advisor Class (1)
DFA International Sustainability - Core 1 Portfolio (6)           T. Rowe Price Mid-Cap Value - R Class (1)
DFA Emerging Markets Sustainability - Core 1 Portfolio Inst       T. Rowe Price Real Estate Fund - I Class (15)
Class (7)
DFA Commodity Strategy Portfolio - Institutional Class (19)       T. Rowe Price Retirement 2005 - Advisor Class (1)
DFA Inflation-Protected Securities Portfolio - Institutional      T. Rowe Price Retirement 2005 - R Class (1)
Class (19)
Dreyfus Natural Resources Fund - I Class (2)                      T. Rowe Price Retirement 2010 - Advisor Class (1)
Federated High Yield Trust - Institutional Class (2)              T. Rowe Price Retirement 2010 - I Class (14)
Federated High Yield Trust - Service Class (2)                    T. Rowe Price Retirement 2010 - R Class (1)
Federated High Yield Trust - R6 Class (19)                        T. Rowe Price Retirement 2015 - Advisor Class (1)
Federated International Leaders Fund - A Class (1)                T. Rowe Price Retirement 2015 - R Class (1)
Federated International Leaders Fund - Institutional              T. Rowe Price Retirement 2020 - Advisor Class (1)
Class (2)
Federated Kaufmann Large Cap Fund - A Class (2)                   T. Rowe Price Retirement 2020 - R Class (1)
Federated Kaufmann Large Cap Fund - Institutional Class (2)       T. Rowe Price Retirement 2025 - Advisor Class (1)
Federated MDT All Cap Core Fund - A Class (2)                     T. Rowe Price Retirement 2025 - R Class (1)
Federated MDT All Cap Core Fund - Institutional Class (2)         T. Rowe Price Retirement 2030 - Advisor Class (1)

Federated MDT Small Cap Growth Fund - Institutional Class (14)    T. Rowe Price Retirement 2030 - R Class (1)
Federated MDT Small Cap Growth Fund - A Class (14)                T. Rowe Price Retirement 2035 - Advisor Class (1)
Federated MDT Small Cap Growth Fund - R6 Class (14)               T. Rowe Price Retirement 2035 - R Class (1)
Fidelity Advisor Balanced Fund - I Class (14)                     T. Rowe Price Retirement 2040 - Advisor Class (1)
Fidelity Advisor Balanced Fund - M Class (14)                     T. Rowe Price Retirement 2040 - R Class (1)
Fidelity Advisor Balanced Fund - Z Class (14)                     T. Rowe Price Retirement 2045 - Advisor Class (1)
Fidelity Advisor Diversified International Fund - M Class (1)     T. Rowe Price Retirement 2045 - R Class (1)
Fidelity Advisor Diversified International Fund - Z Class (14)    T. Rowe Price Retirement 2050 - Advisor Class (1)
Fidelity Advisor Diversified Stock Fund - Institutional           T. Rowe Price Retirement 2050 - R Class (1)
Class (1)
Fidelity Advisor Diversified Stock Fund - M Class (1)             T. Rowe Price Retirement 2055 - Advisor Class (1)
Fidelity Advisor Dividend Growth Fund - M Class (1)               T. Rowe Price Retirement 2055 - R Class (1)
Fidelity Advisor Equity Growth Fund - M Class (1)                 T. Rowe Price Retirement 2060 - Advisor Class (20)
Fidelity Advisor Equity Income Fund - M Class (1)                 T. Rowe Price Retirement 2060 - R Class (20)
Fidelity Advisor Freedom 2010 Fund - I Class (2)                  T. Rowe Price Retirement Balanced - Advisor Class (1)
Fidelity Advisor Freedom 2010 Fund - M Class (1)                  T. Rowe Price Retirement Balanced - R Class (1)
Fidelity Advisor Freedom 2015 Fund - I Class (2)                  T. Rowe Price Retirement Balanced I - I Class (16)
Fidelity Advisor Freedom 2015 Fund - M Class (1)                  T. Rowe Price Retirement Fund 2005 I Class (14)
Fidelity Advisor Freedom 2020 Fund - I Class (2)                  T. Rowe Price Retirement Fund 2015 - I Class (16)
Fidelity Advisor Freedom 2020 Fund - M Class (1)                  T. Rowe Price Retirement Fund 2020 - I Class (16)
Fidelity Advisor Freedom 2025 Fund - I Class (2)                  T. Rowe Price Retirement Fund 2025 - I Class (16)
Fidelity Advisor Freedom 2025 Fund - M Class (1)                  T. Rowe Price Retirement Fund 2030 - I Class (16)
Fidelity Advisor Freedom 2030 Fund - I Class (2)                  T. Rowe Price Retirement Fund 2035 - I Class (16)
Fidelity Advisor Freedom 2030 Fund - M Class (1)                  T. Rowe Price Retirement Fund 2040 - I Class (16)
Fidelity Advisor Freedom 2035 Fund - I Class (2)                  T. Rowe Price Retirement Fund 2045 - I Class (16)
Fidelity Advisor Freedom 2035 Fund - M Class (1)                  T. Rowe Price Retirement Fund 2050 - I Class (16)

Fidelity Advisor Freedom 2040 Fund - I Class (2)                  T. Rowe Price Retirement Fund 2055 - I Class (16)
Fidelity Advisor Freedom 2040 Fund - M Class (1)                  T. Rowe Price Retirement Fund 2060 - I Class (16)
Fidelity Advisor Freedom 2045 Fund - I Class (2)                  Templeton Foreign Fund - A Class (1)
Fidelity Advisor Freedom 2045 Fund - M Class (1)                  Templeton Foreign Fund - Advisor Class (20)
Fidelity Advisor Freedom 2050 Fund - I Class (2)                  Templeton Foreign Fund - R Class (1)
Fidelity Advisor Freedom 2050 Fund - M Class (1)                  Templeton Foreign Fund - R6 Class (20)
Fidelity Advisor Freedom 2055 Fund - I Class (2)                  Templeton Global Bond Fund - A Class (1)
Fidelity Advisor Freedom 2055 Fund - M Class (1)                  Templeton Global Bond Fund - Advisor Class (20)
Fidelity Advisor Freedom 2060 Fund - I Class (20)                 Templeton Global Bond Fund - R Class (1)
Fidelity Advisor Freedom Income Fund - I Class (2)                Templeton Global Bond Fund - R6 Class (16)
Fidelity Advisor Freedom Income Fund - M Class (1)                Templeton Growth Fund - A Class (1)
Fidelity Advisor Growth & Income Fund - M Class (1)               Templeton Growth Fund - R Class (1)
Fidelity Advisor Growth Opportunities Fund - M Class (1)          Templeton Growth Fund, Inc. - Advisor Class (16)
Fidelity Advisor Leveraged Company Stock Fund - A Class (1)       Thornburg Core Growth Fund - R3 Class (1)
Fidelity Advisor Leveraged Company Stock Fund - M Class (1)       Thornburg Core Growth Fund - R5 Class (1)
Fidelity Advisor New Insights Fund - A Class (1)                  Thornburg International Value Fund - R3 Class (1)
Fidelity Advisor New Insights Fund - M Class (1)                  Thornburg International Value Fund - R5 Class (1)
Fidelity Advisor New Insights Fund - Z Class (14)                 Thornburg Investment Income Builder Fund - R3 Class (1)
Fidelity Advisor Real Estate Fund - A Class (1)                   Thornburg Investment Income Builder Fund - R5 Class (1)
Fidelity Advisor Real Estate Fund - I Class (1)                   Thornburg Limited Term Income Fund - R3 Class (1)
Fidelity Advisor Real Estate Fund - M Class (1)                   Thornburg Limited Term Income Fund - R5 Class (2)
Fidelity Advisor Small Cap Fund - A Class (1)                     Thornburg Limited Term Income Fund - R6 Class (14)
Fidelity Advisor Small Cap Fund - M Class (1)                     Thornburg Limited Term U.S. Government Fund - R3 Class (1)
Fidelity Advisor Stock Selector All Cap Fund - M Class (1)        Thornburg Value Fund - R3 Class (1)
Fidelity Advisor Stock Selector Mid Cap Fund - M Class (1)        TIAA-CREF Bond Index Fund - Institutional Class (16)
Fidelity Advisor Strategic Dividend & Income Fund - I Class (20)  TIAA-CREF Bond Index Fund - Retirement Class (1)

Fidelity Advisor Strategic Dividend & Income Fund - M Class (2)   TIAA-CREF Bond Plus Fund - Retirement Class (2)
Fidelity Advisor Strategic Income Fund - A Class (1)              TIAA-CREF Emerging Markets Equity Index Fund - Retirement
                                                                  Class (1)
Fidelity Advisor Total Bond Fund - I Class (1)                    TIAA-CREF Growth & Income - Retirement Class (1)
Fidelity Advisor Total Bond Fund - M Class (1)                    TIAA-CREF Growth & Income Fund - Institutional Class (16)
Fidelity Advisor Total Bond Fund - Z Class (14)                   TIAA-CREF International Equity Index - Retirement Class (1)
Fidelity Advisor International Cap Appreciation Fund - Z          TIAA-CREF International Equity Index Fund - Institutional
Class (14)                                                        Class (16)
Fidelity Advisor Value Fund - A Class (1)                         TIAA-CREF Large-Cap Growth Fund - Retirement Class (2)
Fidelity VIP Asset Manager Portfolio - Initial Class (1)          TIAA-CREF Large-Cap Growth Index - Retirement Class (1)
Fidelity VIP Contrafund Portfolio - Initial Class (1)             TIAA-CREF Large-Cap Growth Index Fund - Institutional Class (16)
Fidelity VIP Equity-Income Portfolio - Initial Class (1)          TIAA-CREF Large-Cap Value Fund - Retirement Class (2)
Fidelity VIP Growth Portfolio - Initial Class (1)                 TIAA-CREF Large-Cap Value Index - Retirement Class (1)
Fidelity VIP High Income Portfolio - Initial Class (1)            TIAA-CREF Large-Cap Value Index Fund - Institutional Class (16)
Fidelity 500 Index Fund (8)                                       TIAA-CREF Lifecycle Index 2010 Fund - Institutional Class (16)
John Hancock Funds Multi-Index 2010 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2010 Fund - Retirement Class (1)
Class (8)
John Hancock Funds Multi-Index 2015 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2015 Fund - Institutional
Class (8)                                                         Class (16)
John Hancock Funds Multi-Index 2020 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2015 Fund - Retirement Class (1)
Class (8)
John Hancock Funds Multi-Index 2025 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2020 Fund - Institutional
Class (8)                                                         Class (16)
John Hancock Funds Multi-Index 2030 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2020 Fund - Retirement Class (1)
Class (8)
John Hancock Funds Multi-Index 2035 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2025 Fund - Institutional
Class (8)                                                         Class (16)
John Hancock Funds Multi-Index 2040 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2025 Fund - Retirement Class (1)
Class (8)
John Hancock Funds Multi-Index 2045 Lifetime Portfolio - R6       TIAA-CREF Lifecycle Index 2030 Fund - Institutional
Class (8)                                                         Class (16)
John Hancock Funds Multi-Index 2050 Lifetime Portfolio - R6       TIAA-CREF Lifecycle 2030 Fund - Institutional Class (5)
Class (8)

John Hancock Funds Multi-Index 2055 Lifetime Portfolio - R6       TIAA-CREF Lifecycle 2035 Fund - Institutional Class (5)
Class (8)
John Hancock Funds Multi-Index 2060 Lifetime Portfolio - R6       TIAA-CREF Lifecycle 2040 Fund - Institutional Class (5)
Class (8)
John Hancock Bond Fund - R6 Class (8)                             TIAA-CREF Lifecycle 2045 Fund - Institutional Class (5)
John Hancock Funds Multi-Index Inc Preservation Port - R6         TIAA-CREF Lifecycle 2050 Fund - Institutional Class (5)
Class (8)
Franklin Small Cap Value Fund - R6 Class (19)                     TIAA-CREF Social Choice Bond Fund - Institutional Class (14)
Franklin Growth Series - R6 Class (14)                            TIAA-CREF Social Choice Equity Fund - Institutional Class (14)
Touchstone Mid Cap Growth Fund - Institutional Class (19)         TIAA-CREF Social Choice Intl. Equity Fund - Institutional
                                                                  Class (14)
Western Asset Core Plus Bond Fund - IS Class (14)                 MainStay Large Cap Growth Fund - R6 Class (8)
Goldman Sachs U.S. Equity Insights Fund - R6 Class (14)           Vanguard Target Retirement 2065 Fund - Investor Class (4)
Catholic Investor International Equity Fund - Institutional       Vanguard Intermediate-Term Treasury Index Fund - Admiral Class (6)
Class (14)
Catholic Investor Large Cap Value Fund - Institutional Class (14) Vanguard International Growth Fund - Admiral Class (7)
Catholic Investor Small Cap Equity Fund - Institutional           Vanguard Inflation-Protected Securities Fund - Admiral Class (14)
Class (14)
ClearBridge Aggressive Growth Fund - FI Class (1)                 Vanguard Wellington Fund - Admiral Class (14)
ClearBridge Aggressive Growth Fund - R Class (1)                  Vanguard Wellesley Income Fund - Admiral Class (15)
ClearBridge Appreciation Fund - FI Class (1)                      Vanguard GNMA Fund - Admiral Class (15)
ClearBridge Appreciation Fund - R Class (1)                       Victory RS Small Cap Growth Fund - R6 Class (3)
ClearBridge International Value Fund - IS Class (18)              Victory Trivalent International Small-Cap Fund - A Class (14)
ClearBridge Large Cap Growth Fund - A Class (18)                  Victory Trivalent International Small-Cap Fund - R6 Class (14)
Loomis Sayles Small Cap Growth Fund - N Class (9)                 Ariel Appreciation Fund - Investor Class (1)
                                                                  Ariel Fund - Investor Class (1)

--------
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, statements of changes in net assets for the years ended December 31, 2018 and 2017, and financial highlights for the years ended December 31, 2018, 2017, 2016, 2015 and 2014

(2) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018 and 2017, and statements of changes in net assets and financial highlights for the years or periods ended December 31, 2018, 2017, 2016 and 2015

(3) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period February 22, 2018 (commencement of operations) through December 31, 2018

(4) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period March 15, 2018 (commencement of operations) through December 31, 2018

(5) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period April 26, 2018 (commencement of operations) through December 31, 2018

(6) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period May 17, 2018 (commencement of operations) through December 31, 2018

(7) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period June 21, 2018 (commencement of operations) through December 31, 2018

(8) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period August 23, 2018 (commencement of operations) through December 31, 2018

(9) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the period September 20, 2018 (commencement of operations) through December 31, 2018

(10) Financial highlights for the years or periods ended December 31, 2015 and 2014. Subaccount was available for investment but had no assets of December 31, 2018 and had no activity during 2016, 2017, or 2018.

(11) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period March 23, 2017 (commencement of operations) through December 31, 2017

(12) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for year ended December 31, 2018 and the period May 16, 2017 (commencement of operations) through December 31, 2017

(13) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31,2018 and the period May 26, 2017 (commencement of operations) through December 31, 2017

(14) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period June 22, 2017 (commencement of operations) through December 31, 2017

(15) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period July 21, 2017 (commencement of operations) through December 31, 2017

(16) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and for the year ended December 31, 2017

(17) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period October 30, 2017 (commencement of operations) through December 31, 2017

(18) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period November 16, 2017 (commencement of operations) through December 31, 2017

(19) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period December 14, 2017 (commencement of operations) through December 31, 2017

(20) Statement of net assets as of December 31, 2018, statement of operations, statement of changes in net assets and financial highlights for the years or periods ended December 31, 2018, 2017 and 2016

(21) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018 and the period September 21, 2017 (commencement of operations) through December 31, 2017

(22) Financial highlights for the year ended December 31, 2015. Subaccount was available for investment but had no assets as of December 31, 2018, and had no activity during 2014, 2016, 2017, or 2018.

(23) Statement of net assets as of December 31, 2018, and statements of operations, statements of changes in net assets and financial highlights for the year ended December 31, 2018.

(24) Financial highlights for the years or periods ended December 31, 2016, 2015, and 2014. Subaccount was available for investment but had no assets as of December 31, 2018, and had no activity during 2017 or 2018.

BASIS FOR OPINION

These financial statements are the responsibility of American United Life Insurance Company's management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the AUL American Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.


/s/PricewaterhouseCoopers LLP.
----------------------------------------
PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 29, 2019

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

[PWC LOGO]

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2018 and 2017 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.


PRICEWATERHOUSECOOPERSLLP,
101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, and schedule of investment risk interrogatories (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

Indianapolis, IN
April 5, 2019

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2018 AND 2017
(IN THOUSANDS)

                                                                             2018            2017
                                                                        --------------  --------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $10,467,342 and $11,033,783)      10,467,845  $   10,506,525
Stocks
  Preferred, at cost (market value of $6,972 and $7,714)                         7,502           7,533
  Common
    Affiliated (cost of $1,464 and $1,464)                                       4,418           3,503
    Unaffiliated (cost of $80,757 and $117,250)                                 80,757         123,880
Mortgage loans                                                               2,192,618       1,965,168
Real estate                                                                     93,206          91,469
Other invested assets                                                          189,253         192,598
Securities lending reinvested collateral                                       226,563         315,234
Contract loans                                                                 373,262         346,379
Cash and cash equivalents of $146,056 and $80,521, and short-term
  investments of $0 and $16,480 at 2018 and 2017, respectively                 146,056          97,001
                                                                        --------------  --------------
      Total cash and invested assets                                        13,781,480      13,649,290
                                                                        --------------  --------------
Other
  Premiums deferred and uncollected                                             75,245          68,801
  Reinsurance receivables                                                       30,154          37,074
  Investment income due and accrued                                             96,839          97,955
  Federal income tax recoverable                                                 5,266              --
  Net deferred tax asset                                                        50,174          52,585
  Corporate owned life insurance                                               344,907          91,155
  Other assets                                                                  25,377          53,040
  Separate account assets                                                   13,588,197      14,755,056
                                                                        --------------  --------------
      Total admitted assets                                                 27,997,639  $   28,804,956
                                                                        --------------  --------------

         The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2018 AND 2017
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                             2018             2017
                                                                        --------------   --------------
LIABILITIES AND SURPLUS
Policy reserves
  Life reserves                                                              2,049,376   $    1,892,515
  Annuity reserves                                                           8,568,084        8,222,194
  Accident and health reserves                                                 155,886          153,550
  Other reserves                                                                85,982           80,892
                                                                        --------------   --------------
                                                                            10,859,328       10,349,151
                                                                        --------------   --------------
Policy and contract liabilities
  Policy claims in process of settlement                                        52,727           60,904
  Policy dividends payable                                                      28,469           27,036
  Deposit-type contracts                                                     1,839,766        1,838,537
                                                                        --------------   --------------
  Other policy and contract liabilities                                          3,069            2,493
                                                                        --------------   --------------
                                                                             1,924,031        1,928,970
General liabilities and other reserves
  Accrued commissions and general expenses                                     111,502          102,404
  Taxes, licenses and fees                                                       7,066            7,113
  Federal income tax payable                                                        --           11,997
  Transfers from separate accounts, due or accrued                             (61,711)          (6,956)
  Asset valuation reserve                                                      106,517          103,193
  Interest maintenance reserve                                                   1,900            7,883
  Pension liability                                                              9,405           13,120
  Payable for securities lending                                               226,563          315,234
  Other liabilities                                                            172,278          192,238
  Separate account liabilities                                              13,588,197       14,755,056
                                                                        --------------   --------------
                                                                            14,161,717       15,501,282
                                                                        --------------   --------------
    Total liabilities                                                       26,945,076       27,779,403
                                                                        --------------   --------------

Common capital stock, $100 par value, authorized 50,000 shares;
  issued and outstanding 50,000 shares                                           5,000            5,000
Surplus notes                                                                   75,000           75,000
Gross paid in and contributed surplus                                           30,550           30,550
Unassigned surplus (includes deferred gain on reinsurance transaction
  of $18,314 and $22,149 in 2018 and 2017, respectively)                       942,013          915,003
                                                                        --------------   --------------
      Total surplus                                                          1,052,563        1,025,553
                                                                        --------------   --------------
      Total liabilities and surplus                                         27,997,639   $   28,804,956
                                                                        ==============   ==============

         The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2018 AND 2017
(IN THOUSANDS)

                                                                             2018             2017
                                                                        --------------   --------------
PREMIUM AND OTHER INCOME
  Life and annuities                                                    $    3,797,681   $    4,160,999
  Accident and health                                                          104,680          110,355
  Net investment income                                                        560,564          536,715
  Amortization of interest maintenance reserve                                   3,552            5,108
  Ceding commissions, expense allowances and reserve adjustments                64,159           66,885
  Other income                                                                 138,906          128,874
                                                                        --------------   --------------
                                                                             4,669,542        5,008,936
                                                                        --------------   --------------

BENEFITS AND EXPENSES
  Death benefits                                                               139,248          128,413
  Accident and health and disability benefits                                   66,184           72,721
  Annuity benefits                                                             122,491           85,514
  Surrender benefits and other fund withdrawals                              3,495,686        3,492,926
  Other benefits                                                                43,742           32,902
  Increase in policy reserves                                                  510,177          851,628
  Separate account transfers                                                  (270,158)        (250,659)
  General expenses                                                             304,432          290,251
  Commissions and service fees                                                 186,883          181,170
  Taxes, licenses and fees                                                      25,155           22,521
  Other                                                                         (3,305)            (827)
                                                                        --------------   --------------
                                                                             4,620,535        4,906,560
                                                                        --------------   --------------
    Net gain from operations before dividends to policyholders,
      federal income taxes, and net realized capital gains                      49,007          102,376

Dividends to policyholders                                                      29,099           27,799
Federal income tax expense (benefit)                                           (24,194)          16,125
                                                                        --------------   --------------
    Net gain from operations before net realized capital gains                  44,102           58,452

Net realized capital gains, net of federal income expense of $336 and
  $4,586, and net transfers of capital gains to the interest maintenance reserve of ($2,331) and ($365), in 2018 and 2017,
  respectively                                                                   9,958            2,932
                                                                        --------------   --------------
         Net income                                                     $       54,060   $       61,384
                                                                        ==============   ==============

         The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2018 AND 2017
(IN THOUSANDS)

                                                                             2018             2017
                                                                        --------------   --------------
SURPLUS, BEGINNING OF YEAR                                              $    1,025,553   $      960,453

Net income                                                                      54,060           61,384
Other additions (deductions)
  Change in unrealized gain                                                     (9,509)          13,773
  Change in net deferred income tax                                            (10,710)         (50,523)
  Change in asset valuation reserve                                             (3,324)         (16,802)
  Change in nonadmitted assets                                                  (4,536)          14,986
  Change in surplus as a result of reinsurance                                  (3,835)          (3,547)
  Cumulative effect of changes in accounting principles                             --           17,482
  Surplus adjustment paid in                                                        --           30,000
  Change in pension liability                                                    4,580           (1,672)
  Other                                                                            284               19
                                                                        --------------   --------------
SURPLUS, END OF YEAR                                                    $    1,052,563   $    1,025,553
                                                                        ==============   ==============

         The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2018 AND 2017
(IN THOUSANDS)

                                                                             2018             2017
                                                                        --------------   --------------
CASH FROM OPERATIONS
  Premiums and other policy considerations                              $    3,894,747   $    4,260,157
  Investment income                                                            569,299          528,599
  Other income                                                                 199,624          188,484
                                                                        --------------   --------------
                                                                             4,663,670        4,977,240
                                                                        --------------   --------------

  Benefits and Separate Account transfers                                    3,673,408        3,559,434
  Commissions and general expenses                                             513,649          491,165
  Federal income taxes including $336 and $4,586 for 2018 and 2017 on
    capital gains/(losses)                                                      (6,595)          (9,783)
  Dividends to policyholders                                                    27,666           31,972
                                                                        --------------   --------------
                                                                             4,208,128        4,072,788
                                                                        --------------   --------------
      Net cash provided from operations                                        455,542          904,452
                                                                        --------------   --------------

CASH FROM INVESTMENTS
  Proceeds from investments sold, redeemed or matured
    Bonds                                                                    1,611,148        2,077,295
    Stocks                                                                      55,591           28,311
    Mortgage loans                                                             186,366          203,832
    Other invested assets                                                       14,689           14,989
    Miscellaneous proceeds                                                     125,103           48,746
                                                                        --------------   --------------
                                                                             1,992,897        2,373,173
                                                                        --------------   --------------
  Cost of investments acquired
    Bonds                                                                    1,577,507        3,169,636
    Stocks                                                                       9,732           51,533
    Mortgage loans                                                             413,801          425,291
    Real estate                                                                  7,113           11,780
    Other invested assets                                                      330,771          408,526
                                                                        --------------   --------------
                                                                             2,338,924        4,066,766
    Increase in contract loans                                                  26,883           26,478
                                                                        --------------   --------------
      Net cash used from investments                                          (372,910)      (1,720,071)
                                                                        --------------   --------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
  Capital and paid in surplus, less treasury stock                                  --           30,000
  Net deposits on deposit-type contracts                                         1,229          608,383
  Other sources (uses)                                                         (34,806)         315,804
                                                                        --------------   --------------
      Net cash provided (used) from financing and miscellaneous sources        (33,577)         954,187
                                                                        --------------   --------------
      Net change in cash and short-term investments                             49,055          138,568
Cash and short-term investments, beginning of year                              97,001          (41,567)
                                                                        --------------   --------------
Cash and short-term investments, end of year                            $      146,056   $       97,001
                                                                        ==============   ==============

         The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

1.    NATURE OF OPERATIONS

      American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-six percent of AUL's direct premiums for the year ended December 31, 2018 were generated in six states: California, Texas, Indiana, Missouri, Pennsylvania, and Colorado.

      On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

      All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.    SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

      In 2018, the Insurance Commissioner of Indiana provided the company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company's net income and surplus for 2018 and 2017 between NAIC SAP and practices prescribed or permitted by the State of Indiana follows:

                                                                  SSAP #            2018             2017
                                                              --------------   --------------   --------------
          Audited statutory net income, Indiana state basis                    $       54,060   $       61,384
          State permitted practice
            Difference in the accounting and reporting for
              reinsurance reserves credits                               61R               89               --
                                                                               --------------   --------------
              Statutory net income, NAIC SAP                                   $       53,971   $       61,384
                                                                               ==============   ==============

          Audited statutory surplus, Indiana state basis                       $    1,052,563   $    1,025,553
          State permitted practice
            Difference in the accounting and reporting for
              reinsurance reserves credits                               61R               89               --
                                                                               --------------   --------------
              Statutory surplus, NAIC SAP                                      $    1,052,474   $    1,025,553
                                                                               ==============   ==============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

      - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

      - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

      - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

      - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

      - Certain assets designated as "non-admitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

      - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

      - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

      - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

      - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

      -     The deferred gain from a significant reinsurance transaction (Note
            3) is included as a component of surplus rather than as a liability (deferred gain).

      - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

      CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

      In 2017, the Company refined its approach of estimating the realization of deferred tax assets which is treated as a change in accounting principle under SSAP 101. This change provides a better matching of the reported deferred tax asset and its recognition. This change resulted in a cumulative adjustment that increased surplus by $17,482 in 2017.

      INVESTMENTS

      Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. In 2018, the Company elected to value fixed income ETFs classified as SVO-identified securities using the systematic value approach. These were carried at amortized cost in 2017. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

      Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

      For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from Black Rock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

      Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

      Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

      Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

      Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance in accordance at their cash surrender values pursuant to SSAP No. 21, paragraph 6. At December 31, 2018, the cash surrender value in an investment vehicle is $345.4 million and is allocated into the following categories based on primary underlying investment characteristics: 16% bonds, 4% stocks, 3% mortgage loans, 74% cash and short-investments, 3% other invested assets.

      Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

      An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 - Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

      Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

      The Statutory Statements of Cash Flow include non-cash transactions for capitalized interest on bonds and exchange of assets with an affiliate of $3,191 and $2,850, respectively, in 2018.

      SUBPRIME RISK EXPOSURE

      Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

      PROPERTY AND EQUIPMENT

      Property and equipment is carried at cost, net of accumulated depreciation of $137,446 and $125,765 as of December 31, 2018 and 2017, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      over three to ten years. Depreciation expense for 2018 and 2017 was $12,157 and $12,579, respectively.

      SEPARATE ACCOUNTS

      The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

      PREMIUMS DEFERRED AND UNCOLLECTED

      Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

      POLICY RESERVES

      Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1961, 1980, 2001, and 2017 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

      PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

      Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

      The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

      INVESTMENT INCOME

      Investment income is recognized as earned, net of related investment expenses.

      LEASING ARRANGEMENTS

      The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $8,089 and $6,140 for the years ended December 31, 2018 and 2017, respectively. Future lease commitments are as follows: 2019, $1,078; 2020, $746; 2021, $456; 2022, $389; 2023, $249.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      FEDERAL INCOME TAXES

      Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

      Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

      The Tax Cuts and Jobs Act (Tax Reform Act) was enacted on December 22, 2017. The impact was reported in surplus. For further detail refer to Note 10 - FEDERAL INCOME TAXES.

      Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $1,445 and $2,371 as of December 31, 2018 and 2017, respectively.

      Refer to Note 10 - FEDERAL INCOME TAXES for additional detail.

      REINSURANCE RECEIVABLES

      Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

      DERIVATIVES

      The Company uses derivatives, including option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting for a significant portion of the derivatives, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

      Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4
      - INVESTMENTS for additional information.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      ESTIMATES

      The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
      TRANSACTIONS

      The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

      In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

      The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2018, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2018, statutory surplus was $495,956 and $46,897 for State Life and PML, respectively.

      AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2018 and 2017 for such services were $41,854 and $35,854, respectively.

      On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2018 and 2017 was $18,314 and $22,149, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,835 and $3,546 of deferred gain amortization in 2018 and 2017, respectively.

      The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

      The Company earned fees of $1,637 and $914 in 2018 and 2017, respectively from OAS. OAS provided certain administrative services to AUL for fees of $703 and $2,113 in 2018 and 2017, respectively. The Company made no capital contributions to OAS in 2018 or 2017.

      The Company earned fees of $433 and $433 in 2018 and 2017 from RMS. The Company made noncash capital contributions to RMS of $2,500 and $1,000 in 2018 and 2017, respectively. During 2018 and

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      2017, the Company recognized a realized impairment loss of $2,840 and $2,438, respectively on its investment in RMS.

      During 2018 and 2017, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) of $12,249 and $8,633 respectively.

      OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,217 and $9,808 in 2018 and 2017, respectively. OAM also provides investment management services to AUL and fees for this service were $10,474 and $10,444 in 2018 and 2017, respectively.

      Intercompany services are settled monthly.

4.    INVESTMENTS

      The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                          UNREALIZED                ESTIMATED
                                                   ADMITTED    --------------------------------       FAIR
      2018                                          VALUE           GAINS           LOSSES            VALUE
      --------------------------------------  ---------------  ---------------  ---------------  ---------------
      U.S. government bonds                   $       902,497  $        18,338  $        18,554  $       902,281
      All other government bonds                        7,553            1,441               --            8,994
      Special revenue and special assessment          584,504           26,800            6,336          604,968
      Hybrid bonds                                     51,517            2,626            3,810           50,333
      Industrial and miscellaneous                  8,921,774          189,148          210,156        8,900,766
                                              ---------------  ---------------  ---------------  ---------------
                                              $    10,467,845  $       238,353  $       238,856  $    10,467,342
                                              ===============  ===============  ===============  ===============

                                                                          UNREALIZED                ESTIMATED
                                                  ADMITTED     --------------------------------       FAIR
      2017                                         VALUE            GAINS           LOSSES            VALUE
      --------------------------------------  ---------------  ---------------  ---------------  ---------------
      U.S. government bonds                   $     1,006,897  $       25,866   $        10,251  $     1,022,512
      All other government bonds                       18,237           2,380                --           20,617
      Special revenue and special assessment          595,137          38,661             2,921          630,877
      Hybrid bonds                                     59,764          11,965               187           71,542
      Industrial and miscellaneous                  8,779,265         485,974            24,573        9,240,666
      SVO identified funds                             47,225             449               106           47,568
                                              ---------------  ---------------  ---------------  ---------------
                                              $    10,506,525  $      565,295   $        38,038  $    11,033,782
                                              ---------------  ---------------  ---------------  ---------------

      The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

                                                 LESS THAN                       12 MONTHS
                                                 12 MONTHS                        OR MORE                         TOTAL
                                      ------------------------------  ------------------------------  ------------------------------
      2018                                 FAIR         UNREALIZED         FAIR         UNREALIZED        FAIR          UNREALIZED
      DESCRIPTION OF SECURITIES            VALUE          LOSSES          VALUE           LOSSES          VALUE           LOSSES
      ------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
      U.S. government bonds           $       32,394  $          198  $      498,016  $       18,356  $      530,410  $       18,554
      Special revenue and assessment          42,018           1,307         118,201           5,029         160,219           6,336
      Hybrid bonds                            27,602           3,810              --              --          27,602           3,810
      Industrial and miscellaneous         3,416,877          99,407       1,813,805         110,749       5,230,682         210,156
                                      --------------  --------------  --------------  --------------  --------------  --------------
                                      $    3,518,891  $      104,722  $    2,430,022  $      134,134  $    5,948,913  $      238,856
                                      ==============  ==============  ==============  ==============  ==============  ==============

                                                 LESS THAN                       12 MONTHS
                                                 12 MONTHS                        OR MORE                         TOTAL
                                      ------------------------------  ------------------------------  ------------------------------
      2017                                 FAIR         UNREALIZED         FAIR         UNREALIZED        FAIR          UNREALIZED
      DESCRIPTION OF SECURITIES            VALUE          LOSSES          VALUE           LOSSES          VALUE           LOSSES
      ------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
      U.S. government bonds           $      429,500  $        3,572  $      141,815  $        6,679  $      571,315  $       10,251
      Special revenue and assessment          61,308             679          64,975           2,242         126,283           2,921
      Hybrid bonds                                --              --           4,466             187           4,466             187
      Industrial and miscellaneous           821,682           9,091         510,702          15,482       1,332,384          24,573
      SVO identified funds                    26,234             106              --              --          26,234             106
                                      --------------  --------------  --------------  --------------  --------------  --------------
                                      $    1,338,724  $       13,448  $      721,958  $       24,590  $    2,060,682  $       38,038
                                      ==============  ==============  ==============  ==============  ==============  ==============

      In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $1,309 and $188 of bond impairments related to other-than-temporary declines in fair value in 2018 and 2017, respectively. This amount was reported as a realized loss. The 2018 and 2017 book values of the impaired bonds were $4,672 and $2,349 at the time of the write-downs, respectively.

      The admitted value and estimated fair value of bonds at December 31, 2018, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

                                                                        ESTIMATED
                                                         ADMITTED         FAIR
                                                          VALUE           VALUE
                                                     --------------  --------------
      Due in one year or less                        $      291,191  $      293,620
      Due after one year through five years               1,705,347       1,724,038
      Due after five years through ten years              2,369,191       2,376,070
      Due after ten years                                 2,918,954       2,896,002
                                                     --------------  --------------
                                                          7,284,683       7,289,730
      Mortgage-backed securities                          3,183,162       3,177,612
                                                     --------------  --------------
                                                     $   10,467,845  $   10,467,342
                                                     ==============  ==============

      Proceeds from sales of investments in bonds during 2018 were $889,387. Gross gains of $17,576 and gross losses of $12,347 were realized on those disposals. Proceeds from sales of investments in bonds during 2017 were $760,304. Gross gains of $9,487 and gross losses of $9,297 were realized on those disposals.

      Securities sold, redeemed or otherwise disposed as a result of a callable feature included 30 CUSIPS with a total of $3,079 of investment income generated.

      Loan-backed securities owned at December 31, 2018 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.


         The aggregate amount of unrealized losses:

                                                    Less than 12 Months  $    20,918
                                                    12 Months or Longer  $    29,862

         The aggregate related fair value of
         securities with unrealized losses:

                                                    Less than 12 Months  $ 1,106,691
                                                    12 Months or Longer  $   847,962

      Total capital gains (losses) of ($2,331) and $(365) before tax were transferred to IMR in 2018 and 2017, respectively.

      At December 31, 2018 and 2017, the common stock unrealized appreciation of $4,164 and $8,670, respectively, is comprised of $4,170 and $8,679 of unrealized gains and $6 and $9 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of $4,506 and $3,153 in 2018 and 2017, respectively. In 2018, the Company did not have any stock impairments related to other-than-temporary declines in market values.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Net investment income consists of the following:

                                                     2018             2017
                                                --------------   --------------
      Interest                                  $      566,669   $      546,707
      Dividends                                          4,901            3,762
      Rents                                             16,364           16,127
      Other                                             11,452            7,438
                                                --------------   --------------
        Gross investment income                        599,386          574,034

      Less investment expenses                          38,822           37,319
                                                --------------   --------------
        Net investment income                   $      560,564   $      536,715
                                                ==============   ==============

      There was no non-admitted accrued investment income at December 31, 2018 or 2017. Net investment income includes $3,191 and $2,850 of capitalized interest on bonds which is a non-cash transaction at December 31, 2018 and 2017, respectively. Additionally, in 2017 the Company exchanged bonds with The State Life Insurance Company in the amount of $31,008 which was a non-cash transaction at December 31, 2017.

      At December 31, 2018 and 2017, investments in bonds with an admitted asset value of $3,706 and $3,697 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

      AUL had outstanding private placement commitments of approximately $58,096 and $82,190 at December 31, 2018 and 2017, respectively. AUL had no outstanding commitments on its other invested assets portfolio as of December 31, 2018 and had outstanding commitments of $15,000 at December 31, 2017.

      AUL did not hold any structured notes at December 31, 2018 or 2017.

      Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                    VALUATION
                                                                                           NAIC                      METHOD,
                                                                   DATE OF               RESPONSE      NAIC       RESUBMISSION
                                       NONADMITTED    ADMITTED    FILING TO   TYPE OF    RECEIVED    VALUATION      REQUIRED
      DESCRIPTION       GROSS ASSET      AMOUNT        ASSET        NAIC      FILING      (Y/N)       AMOUNT         (Y/N)
      --------------  --------------  -------------  ----------  ----------- ---------  ----------  -----------  --------------
      RMS             $           --  $          --  $       --   8/10/2018   Sub-2         Y            0             N
      OAS                      4,418             --       4,418   8/10/2018   Sub-2         Y          3,503           N
      MRO-A                      514            514          --      N/A       N/A         N/A          N/A           N/A
                      --------------  -------------  ----------
               Total  $        4,932  $         514  $    4,418
                      ==============  =============  ==========

      No filing with the NAIC is required as MRO-A is not a stock investment.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      MORTGAGE LOANS

      AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2018, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 25 percent of the portfolio was invested.

      The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                     2018                             2017
                                        ------------------------------   ------------------------------
                                            AMOUNT        % OF TOTAL         AMOUNT        % OF TOTAL
                                        --------------  --------------   --------------  --------------
      Apartments                        $      460,328            21.0%  $      368,603            18.8%
      Industrial/warehouse                     506,277            23.1%         470,279            23.9%
      Medical office                            75,878             3.5%          52,413             2.7%
      Office                                   296,096            13.5%         204,978            10.4%
      Retail                                   801,791            36.5%         809,091            41.2%
      Other                                     52,248             2.4%          59,804             3.0%
                                        --------------  --------------   --------------  --------------
        Subtotal gross mortgage loans        2,192,618           100.0%       1,965,168           100.0%
      Valuation allowance                           --                               --
                                        --------------                   --------------
      Balance, end of year              $    2,192,618                   $    1,965,168
                                        ==============                   ==============

      During 2018, the minimum and maximum lending rates for mortgage loans were
      3.5 percent and 5.1 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 66.6 percent. At December 31, 2018 and 2017, the Company did not hold any mortgages with overdue interest. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

      Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

                                                    2018              2017
                                               --------------    --------------
      Allowance for losses, beginning of year  $           --    $        1,041
      Addition to the allowance for losses                 --                --
      Reductions                                           --            (1,041)
      Charge-offs, net of recoveries                       --                --
                                               --------------    --------------
      Allowance for losses, end of year        $           --    $           --
                                               ==============    ==============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The Company had no mortgage loan impairment allowance as of December 31, 2018 or 2017. Unpaid principal balances at December 31 are as follows:

                                                                2018             2017
                                                               UNPAID           UNPAID
                                                             PRINCIPAL        PRINCIPAL
                                                              BALANCE          BALANCE
                                                          ---------------   ---------------
      Apartments                                          $       460,328   $      368,603
      Industrial/warehouse                                        506,277          470,279
      Medical office                                               75,878           52,413
      Office                                                      296,096          204,978
      Retail                                                      801,791          809,091
      Other                                                        52,248           59,804
                                                          ---------------   --------------
      Balance, end of year                                $     2,192,618   $    1,965,168
                                                          ===============   ==============

      The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

      The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                2018             2017
                                                          ---------------   -------------
      CM1 - highest quality                               $     2,048,351   $   1,829,123
      CM2 - high quality                                          142,537         132,154
      CM3 - medium quality                                             --           2,091
      CM4 - low medium quality                                      1,670           1,721
      CM5 - low quality                                                --              --
                                                          ---------------   -------------
        Subtotal - CM category                                 2,192,558       1,965,089
      Residential - not categorized                                    60              79
      Valuation adjustment                                             --              --
                                                          ---------------   -------------
        Total                                             $     2,192,618   $   1,965,168
                                                          ===============   =============

      Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, toss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      loans on non-accrued status as of December 31, 2018 or 2017. The Company did not restructure any mortgage loans in 2018 or 2017.

      AUL had outstanding mortgage loan commitments of approximately $79,620 and $55,074 at December 31, 2018 and 2017, respectively.

      DERIVATIVES

      The Company uses derivatives, including option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for a significant portion of the derivatives, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

      As of December 31, 2018, the fair value of derivative assets and liabilities were $5,488 and $2,688, respectively. As of December 31, 2017, the fair value of derivative assets and liabilities were $29,328 and $17,994, respectively. The change in fair value resulted in an unrealized loss of $6,980 and $4,696 as of December 31, 2018 and 2017, respectively.

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

      The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2018.

      The Company received collateral from OTC counterparties in the amount of $2,210 and $11,120 at December 31, 2018 and 2017, respectively, and the Company delivered no collateral at December 31, 2018 or 2017. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

      The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                      2018                               2017
                                                        --------------------------------  --------------------------------
                                                            NOTIONAL       FAIR MARKET        NOTIONAL       FAIR MARKET
                                                        ---------------  ---------------  ---------------  ---------------
         Purchased S&P 500 Call Options                 $       403,100  $         5,183  $       317,400  $        29,328
         Written S&P 500 Call Options                           353,100           (2,688)         280,900          (17,994)
         Foreign Currency Swaptions                               6,608              305               --               --
                                                                         ---------------                   ---------------
         Net Fair Market Value                                           $         2,800                   $        11,334
                                                                         ===============                   ===============

      Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

                                                                                                                 GROSS
                                                                                                              ADMITTED AND
                                                              TOTAL GENERAL ACCOUNT            CHANGE         NONADMITTED
                                                        ---------------------------------      BETWEEN       RESTRICTED TO
      RESTRICTED ASSET CATEGORY                              2018              2017             YEARS            TOTAL
      ------------------------------------------------  ---------------  ----------------  ----------------  ---------------
      Letter stock or securities restricted as to
        sale                                            $        77,942  $         77,548  $            394                0%
      On deposit with states                                      3,706             3,697                 9                0%
      Bonds held for the Federal Home Loan Bank of
      Indianapolis collateral                                   726,226           933,061          (206,835)               3%
      Bonds held for assumed reinsurance                        172,632           177,361            (4,729)               1%
      Mortgage loans held for the Federal Home Loan
      Bank of Indianapolis collateral                         1,962,515         1,671,411           291,104                6%
      Collateral held under security lending
        agreement                                               226,563           315,234           (88,671)               1%
                                                        ---------------  ----------------  ----------------  ---------------
      Total Restricted Assets                           $     3,169,584  $      3,178,312  $         (8,728)              11%
                                                        ---------------  ----------------  ----------------  ---------------

      SECURITIES LENDING TRANSACTIONS

      In 2017, the Company entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvest Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

      The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company's investment policy.

      The company held cash collateral at fair value in the amount of $226,498 and $315,223 as of December 31, 2018 and 2017, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Reinvested collateral assets as of December 31, 2017 are as follows:

                                                                    2018                                2017
                                                     -----------------------------------  ----------------------------------
                                                        AMORTIZED                            AMORTIZED
      CASH COLLATERAL REINVESTED:                         COST            FAIR VALUE           COST            FAIR VALUE
      ---------------------------------------------  ----------------  -----------------  ----------------  ----------------
      Open                                           $            (35) $             (38) $         (1,908) $         (1,908)
      30 Days or Less                                          44,990             44,990           141,408           141,408
      31 to 60 Days                                            35,435             35,439            21,585            21,588
      61 to 90 Days                                            20,141             20,144             3,026             3,026
      91 to 120 Days                                           24,486             24,482            17,735            17,735
      121 to 180 Days                                          45,530             45,528            27,216            27,216
      181 to 365 Days                                          24,638             24,615            41,388            41,376
      1 to 2 Years                                             31,378             31,338            45,615            45,612
      2 to 3 Years                                                 --                 --            19,169            19,170
      Greater than 3 Years                                         --                 --                --                --
                                                     ----------------  -----------------  ----------------  ----------------
      Subtotal                                                226,563            226,498           315,234           315,223
      Securities Received                                          --                 --                --                --
                                                     ----------------  -----------------  ----------------  ----------------
      Total Collateral Reinvested                    $        226,563  $         226,498  $        315,234  $        315,223
                                                     ================  =================  ================  ================

      The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

      The Company does not use an affiliated agent for securities lending activities.

      The Company has collateral for transactions that extend beyond one year from December 31, 2018 as follows:

                                                                                               2018              2017
                                                                                             AMORTIZED         AMORTIZED
      DESCRIPTION OF COLLATERAL                                                                COST              COST
      ----------------------------------------------------------------------------------  ----------------  ----------------
      Industrial and Miscellaneous Bonds                                                  $         22,179  $         64,784
      Certificates of Deposit                                                                        9,200                --
      Total collateral extending beyond one year from of the reporting date               $         31,379  $         64,784

      The Company does not engage in any securities lending transactions within the separate account.

      The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

      The Company has no dollar repurchase or dollar reverse repurchase agreements.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Transfers of financial assets accounted for as secured borrowings at December 31, 2018 and 2017 are as follows:

                                                                                               2018               2017
                                                                                          ----------------  ----------------
      ASSETS:
         Bonds                                                                            $         95,196  $         64,785
         Cash, Cash Equivalents, and Short Term                                                    131,367           250,450
         Total Securities Lending Collateral                                              $        226,563  $        315,235

      LIABILITIES:
         Securities Lending Cash Collateral                                               $        226,563  $        315,235

      The Company does not have any transfers of receivables with recourse.

5.    REAL ESTATE

      AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,871 and $1,482 for investment properties and $105,808 and $107,934 for the home office at December 31, 2018 and 2017, respectively. Depreciation expense on real estate amounted to $5,369 and $5,110 in 2018 and 2017, respectively.

      Income from real estate for 2018 and 2017 includes $426 and $1,736, respectively.

      The Company reported no real estate acquired in satisfaction of debt in either 2018 or 2017.

6.    RESERVE FOR POLICY BENEFITS

      Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

      In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

      Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

      The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,387,245 and $1,193,837 as of December 31, 2018 and 2017, respectively.
      The amount of the related reserve was $9,746 and $8,144 as of December 31, 2018 and 2017, respectively.

      Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      These reserves consisted of the following at December 31:

                                                                                               2018              2017
                                                                                          ---------------   ---------------
      Life and accident and health reserves
        Individual, group and credit life policies                                        $     2,990,104   $     2,886,086
        Annuities and deposit administration funds                                              8,568,174         8,222,194
        Accident and health and other reserves                                                  1,701,247         1,483,752
      Less reinsurance ceded                                                                   (2,400,197)       (2,242,881)
                                                                                          ---------------   ---------------
                                                                                          $    10,859,328   $    10,349,151
                                                                                          ===============   ===============

      The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                           2018                            2017
                                                               ------------------------------  -----------------------------
                                                                   AMOUNT       % OF TOTAL        AMOUNT        % OF TOTAL
                                                               -------------   -------------   -------------  --------------
      Subject to discretionary withdrawal
        With market value adjustment                           $   2,232,334             9.4%  $   2,209,699             9.0%
        At book value less surrender charges                         544,958             2.3%        514,332             2.1%
        At market value                                           13,409,341            56.2%     14,610,447            59.2%
                                                               -------------   -------------   -------------  --------------
                                                                  16,186,633            67.9%     17,334,478            70.3%

      Subject to discretionary withdrawal without adjustment
        At book value without adjustment                           3,690,847            15.4%      3,619,032            14.7%
      Not subject to discretionary withdrawal                      3,923,318            16.7%      3,719,505            15.0%
                                                               -------------   -------------   -------------  --------------

                                                               $  23,800,798           100.0%  $  24,673,015           100.0%
      Less reinsurance ceded                                             (89)                             --
                                                               -------------                   -------------

                                                               $  23,800,709                   $  24,673,015
                                                               =============                   =============

7.    PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

      Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                                    2018                                 2017
                                                     ----------------------------------   ----------------------------------
                                                          GROSS         NET OF LOADING         GROSS         NET OF LOADING
                                                     ---------------   ----------------   ---------------   ----------------
      TYPE OF BUSINESS
        Ordinary new business                        $         8,178   $          3,774   $         7,868   $          3,566
        Ordinary renewal                                      54,509             47,009            51,699             58,613
        Group life                                             4,897              4,897             2,965              2,965
        Group annuity                                            233                233                --                 --
                                                     ---------------   ----------------   ---------------   ----------------
                                                     $        67,817   $         55,913   $        62,532   $         65,144
                                                     ===============   ================   ===============   ================

      The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      retrospective rating features was $6,870 and $8,551 at December 31, 2018, and 2017, respectively. This represented 3.0 percent and 3.9 percent of the total net premiums written for group life and health in 2018 and 2017, respectively.

8.    SEPARATE ACCOUNTS

      Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

      The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                               2018              2017
                                                                                          ---------------   ---------------
      PRODUCT
        Life insurance                                                                    $       117,129   $       137,395
        Individual annuities                                                                      455,567           572,575
        Group annuities                                                                        13,015,501        14,045,086
                                                                                          ---------------   ---------------
          Total                                                                           $    13,588,197   $    14,755,056
                                                                                          ===============   ===============

      A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                               2018              2017
                                                                                          ---------------   ---------------
      Transfers as reported in the statements of operations of the separate accounts:
          Transfers to separate accounts                                                  $     2,377,894   $     2,294,701
          Transfers from separate accounts                                                      2,648,052         2,545,360
                                                                                          ---------------   ---------------
            Net separate account transfers as reported in the statements of operations    $      (270,158)  $      (250,659)
                                                                                          ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                                 2018              2017
                                                                                           ---------------   ---------------
       Premiums, considerations or deposits                                                $     2,377,894   $     2,294,701
                                                                                           ---------------   ---------------
       Reserves at December 31
         For accounts with assets at
           Market value                                                                    $    13,525,901   $    14,747,834
           Amortized cost                                                                               --                --
                                                                                           ---------------   ---------------
             Total reserves                                                                $    13,525,901   $    14,747,834
                                                                                           ---------------   ---------------
       By withdrawal characteristics
         Subject to discretionary withdrawal                                               $            --   $            --
           With market value adjustment                                                                 --                --
           At book value without market value adjustment and with current
             surrender charge of 5% or more                                                             --                --
           At market value                                                                      13,525,901        14,747,834
           At book value without market value adjustment and with current
              surrender charge of less than 5%                                                          --                --
                                                                                           ---------------   ---------------
                                                                                                13,525,901        14,747,834
           Not subject to discretionary withdrawal                                                      --                --
                                                                                           ---------------   ---------------
             Total                                                                         $    13,525,901   $    14,747,834
                                                                                           ===============   ===============

9.    EMPLOYEES' AND AGENTS' BENEFIT PLANS

      December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

      The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                 OVERFUNDED                        UNDERFUNDED
                                                     ----------------------------------   ----------------------------------
                                                          2018              2017               2018              2017
                                                     ----------------  ----------------   ----------------  ----------------
      CHANGE IN BENEFIT OBLIGATION
        Postretirement benefits
          Benefit obligation at beginning of year    $             --  $             --   $         65,814  $         61,962
          Service cost                                             --                --              1,353             1,257
          Interest cost                                            --                --              2,107             2,117
          Contribution by plan participants                        --                --              1,443             1,361
          Actuarial loss                                           --                --             (2,907)            4,382
          Benefits paid                                            --                --             (4,737)           (4,482)
          Plan amendments                                          --                --               (315)             (692)
          Business combinations, divestitures,
            curtailments,settlements and special
            termination benefits                                   --                --                (15)              (91)
                                                    -----------------  ----------------   ----------------  ----------------
                Benefit obligation at end of year   $              --  $             --   $         62,743           $65,814
                                                    =================  ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

                                                                                    POSTRETIREMENT BENEFITS
                                                                                   -------------------------
                                                                                       2018         2017
                                                                                   -----------   -----------
      CHANGE IN PLAN ASSETS
         Fair value of plan assets at beginning of year                            $        --   $        --
         Actual return on plan assets                                                       --            --
         Employer contribution                                                           3,293         3,121
         Plan participants' contributions                                                1,443         1,361
         Benefits paid                                                                  (4,736)       (4,482)
         Transfer to parent                                                                 --            --
                                                                                   -----------   -----------
             Fair value of plan assets at end of year                              $        --   $        --
                                                                                   ===========   ===========
      FUNDED STATUS
         Overfunded
           Asset (nonadmitted)
             Prepaid benefit costs                                                 $        --   $        --
             Overfunded plan assets                                                         --            --
             Total assets (nonadmitted)                                            $        --   $        --
         Underfunded
           Liabilities recognized
             Accrued benefit costs                                                 $    53,399   $    52,763
             Liability for pension benefits                                              9,345        13,051
             Total liabilities recognized                                          $    62,744   $    65,814
           Unrecognized liabilities                                                $        --   $        --

      COMPONENTS OF NET PERIODIC BENEFIT COST
         Service cost                                                              $     1,353   $     1,256
         Interest cost                                                                   2,106         2,117
         Expected return on plan assets                                                     --            --
         Transition asset or obligation                                                     57            57
         (Gains) and losses                                                                749           580
         Prior service cost or credit                                                      227           377
         Gain or loss recognized due to a settlement or curtailment                        (15)          (91)
                                                                                   -----------   -----------
             Total net periodic benefit cost                                       $     4,477   $     4,296
                                                                                   ===========   ===========

      AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET
         PERIODIC BENEFIT COST
         Items not yet recognized as a component of net periodic cost -
            prior year                                                             $    (9,340)  $    (7,717)
         Net transition asset or obligation recognized                                      --            --
         Net prior service cost or credit arising during the period                         --            --
         Net prior service cost or credit recognized                                       227           377
         Net gain and loss arising during the period                                     4,385        (2,580)
         Net gain and loss recognized or transferred to parent                             631           580
         Items not yet recognized as a component of net periodic cost -
            current year                                                           $    (4,097)  $    (9,340)

      AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE
         NEXT FISCAL YEAR AS COMPONENTS OF NET PERIODIC BENEFIT COST

         Net transition asset or obligation                                        $        --   $        --
         Net prior service cost or credit                                                 (283)         (322)
         Net recognized gains and (losses)                                                (110)         (740)

      AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN RECOGNIZED AS
         COMPONENTS OF NET PERIODIC BENEFIT COST
         Net transition asset or obligation                                        $        --   $        --
         Net prior service cost or credit                                                  (21)         (155)
         Net recognized gains and (losses)                                              (4,076)       (9,185)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                              OTHER BENEFITS
                                                        ---------------------------
                                                            2018           2017
                                                        ------------   ------------
            Discount rate                                       3.63%          4.06%
            Rate of compensation increase                       6.00%          6.00%

      Weighted-average assumptions used to determine benefit obligations at December 31:

                                                              OTHER BENEFITS
                                                        ---------------------------
                                                            2018           2017
                                                        ------------   ------------
            Discount rate                                       4.36%          3.62%
            Rate of compensation increase                       6.00%          6.00%

      Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

      The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans' expected liability cash flows.

      For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2018 rate of 6.50% until the ultimate rate of 5.00% is reached in 2026.

      The Company expects to contribute $3,742 to its other postretirement benefit plans in 2018.

      OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $6,115 and $8,479 for 2018 and 2017, respectively. The Company has no legal obligation for benefits under this plan.

      The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                       OTHER
                                                                      BENEFITS
                                                                    ------------
      2019                                                          $      3,742
      2020                                                                 3,790
      2021                                                                 3,838
      2022                                                                 3,837
      2023                                                                 3,876
      Years 2024-2028                                                     20,454

      The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $4,048 and $3,788 for 2018 and 2017, respectively. As of December 31, 2018, the fair value of the plan assets was $311,586.

      The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan's nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2018 plan year. During 2018, the Company contributed $1,398 in safe harbor matching contributions for the 2018 plan. As of December 31, 2018 the fair market value of the plan assets was $30,071.

      The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $7,412 and $6,648 for 2018 and 2017, respectively. The Company has the legal obligation for benefits under these plans.

      The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

10.   FEDERAL INCOME TAXES

      The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                       2018
                                                ---------------------------------------------------
                                                   ORDINARY           CAPITAL            TOTAL
                                                ---------------   ---------------   ---------------
      Gross deferred tax assets                 $       118,497   $         1,941   $       120,438
      Less: valuation allowance                              --                --                --
                                                ---------------   ---------------   ---------------
      Adjusted gross deferred tax asset                 118,497             1,941           120,438
      Deferred tax asset nonadmitted                    (25,697)             (291)          (25,988)
                                                ---------------   ---------------   ---------------
      Subtotal net admitted deferred tax asset           92,800             1,650            94,450
      Deferred tax liabilities                          (40,147)           (4,129)          (44,276)
                                                ---------------   ---------------   ---------------
      Net admitted deferred tax asset           $        52,653   $        (2,479)  $        50,174
                                                ===============   ===============   ===============

        Decrease in nonadmitted tax asset                                           $         5,520

                                                                       2017
                                                ---------------------------------------------------
                                                   ORDINARY           CAPITAL            TOTAL
                                                ---------------   ---------------   ---------------
      Gross deferred tax assets                 $       128,481   $         1,769   $       130,250
      Less: valuation allowance                              --                --                --
                                                ---------------   ---------------   ---------------
      Adjusted gross deferred tax asset                 128,481             1,769           130,250
      Deferred tax asset nonadmitted                    (31,216)             (292)          (31,508)
                                                ---------------   ---------------   ---------------
      Subtotal net admitted deferred tax asset           97,265             1,477            98,742
      Deferred tax liabilities                          (41,636)           (4,521)          (46,157)
                                                ---------------   ---------------   ---------------
      Net admitted deferred tax asset           $        55,629   $        (3,044)  $        52,585
                                                ===============   ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The admitted deferred tax asset is determined from the following components at December 31:

                                                               2018                                       2017
                                              ------------------------------------------  ----------------------------------------
                                                ORDINARY        CAPITAL         TOTAL       ORDINARY      CAPITAL         TOTAL
                                              ------------   ------------   ------------  ------------  ------------  ------------
      Admission calculation components:
        SSAP 101 (Paragraph 11)

      (a) Federal income taxes paid in prior
        years recoverable through loss
        carrybacks                                      --            822            822  $         --  $        644  $        644

      (b) Adjusted gross deferred tax assets
        expected to be realized after the
        application of the threshold
        limitation                                  49,352             --         49,352        51,940            --        51,940

      (i) Adjusted gross deferred tax assets
        expected to be realized following the
        balance sheet date                          49,352             --         49,352        51,940            --        51,940

      (ii) Adjusted gross deferred tax
        assets allowed per limitation                   --             --        150,019            --            --       145,539

      (c) Adjusted gross deferred tax assets
        (excluding the amount of deferred tax
        assets from (a) and (b) above offset
        by gross deferred tax liabilities)          43,447            829         44,276        45,325           833        46,158

      Deferred tax assets admitted as the
        result of the application of SSAP
        No. 101 (a+b+c)                       $     92,799   $      1,651   $     94,450  $     97,265  $      1,477  $     98,742

      Ratio percentage used to determine
        recovery period and threshold                                                828%                                      774%

      Amount of adjusted capital and surplus
        used to determine recovery period
        and threshold amount                                                $  1,123,061                              $  1,089,584

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

                                                         2018                        2017                       CHANGE
                                              --------------------------  --------------------------  --------------------------
                                                ORDINARY       CAPITAL      ORDINARY       CAPITAL      ORDINARY       CAPITAL
                                              ------------  ------------  ------------  ------------  ------------  ------------
      Adjusted gross DTAs                     $    118,497  $      1,941  $    128,481  $      1,769  $     (9,984) $        172
      Percentage of adjusted gross DTA
        by tax character attributable to the
        impact of tax planning strategies              0.0%          0.0%          0.0%          0.0%          0.0%          0.0%

      Net admitted adjusted gross DTAs              92,800         1,650        97,265         1,477        (4,465)          173

      Percentage of adjusted net admitted
        adjusted gross DTAs by tax character
        admitted because of the impact of
        tax planning strategies                        0.8%          0.0%          0.5%          0.0%          0.3%          0.0%

      The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

                                             2018             2017            CHANGE
                                        --------------   --------------   --------------
      Gross deferred tax assets         $      120,438   $      130,250   $       (9,812)
      Deferred tax liabilities                 (44,276)         (46,157)           1,881
                                        --------------   --------------   --------------
        Net deferred tax asset                  76,162           84,093           (7,931)
      Tax effect of unrealized gains            (2,728)          (5,507)           2,779
                                        --------------   --------------   --------------
      Net deferred income tax asset,
        excluding unrealized gains      $       78,890   $       89,600   $      (10,710)
                                        ==============   ==============   ==============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                           2018            2017
                                                       ------------    ------------
      DEFERRED TAX ASSETS
        Discounting of unpaid losses                   $         12    $         37
        Policyholder reserves                                43,815          64,093
        Deferred acquisition costs                           23,361          20,372
        Policyholder dividend accrual                         2,660           2,569
        Fixed and amortizable assets                         10,479           8,405
        Compensation and benefits accrual                    21,753          19,971
        Receivables nonadmitted                               5,427           5,632
        Other                                                10,990           7,402
                                                       ------------    ------------
            Ordinary deferred tax assets                    118,497         128,481
            Nonadmitted deferred tax assets                 (25,697)        (31,216)
                                                       ------------    ------------
            Admitted ordinary deferred tax assets      $     92,800    $     97,265
        Capital
          Investments                                         1,941           1,769
          Nonadmitted                                          (291)           (292)
                                                       ------------    ------------
            Admitted deferred tax assets               $     94,450    $     98,742
      DEFERRED TAX LIABILITIES
        Investments                                    $      5,725    $      6,632
        Fixed assets                                          8,872           5,862
        Deferred and uncollected premium                     13,157          12,501
        Policyholder reserves                                 9,504          14,857
        Other                                                 2,889           1,784
                                                       ------------    ------------
            Ordinary deferred tax liabilities                40,147          41,636
        Capital - investments                                 4,129           4,521
                                                       ------------    ------------
            Deferred tax liabilities                         44,276          46,157
                                                       ------------    ------------
            Net admitted deferred tax asset            $     50,174    $     52,585
                                                       ============    ============

      The above table reflects the impact of the Tax Cuts and Jobs Act that was enacted on December 22, 2017. The reduction in gross deferred tax assets and deferred tax liabilities during 2017 related to the impact of this legislation was $56,062.

      As of the filing date for the 2017 Annual Statement, the accounting for the income tax effects of the legislation was incomplete. The Company recorded a provisional amount for the temporary difference related to policy reserves of approximately $63,800 which included the transitional reserve adjustment of approximately $14,600 and the realization thereof as the Company was currently working through a final analysis of the implications of the tax reserve changes. The Company has completed its analysis which has not resulted in any material adjustments during 2018 to what was reported in 2017.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in 2018 and 35% in 2017 to income before federal income taxes at December 31:

                                                           2018           2017
                                                       ------------   ------------
      Tax expense at the federal statutory rate        $      5,832   $     28,605

      Tax preferenced investment income                      (8,003)       (10,084)
      Nondeductible expenses                                    722            795
      Change in interest maintenance reserve                   (746)        (1,788)
      Change in nonadmitted assets                           (2,090)        (3,707)
      Elimination of statutory ceding commission
        amortization and capitalization                        (810)        (1,241)
      Provision to return adjustment                         (9,204)            --
      Change in pension liability                             1,107           (582)
      Change in deferred tax asset/liability due to
        change in enacted tax rate                               --         59,733
      Other                                                      45           (498)
                                                       ------------   ------------
                                                       $    (13,147)  $     71,233
                                                       ============   ============
      Federal and foreign income taxes incurred        $    (23,857)  $     20,710
      Change in net deferred income taxes                    10,710         50,523
                                                       ------------   ------------
        Total statutory income tax                     $    (13,147)  $     71,233
                                                       ============   ============

      Federal income tax-operating                     $    (24,194)  $     16,125
      Federal income tax-capital gains (losses)                 337          4,585
                                                       ------------   ------------
        Federal income tax incurred                    $    (23,857)  $     20,710
                                                       ============   ============

      Included in the above provision to return adjustments for 2018 is a benefit of $12,684 related to an increase in the cash surrender value for certain annuity contracts which was predicated on a review of the applicable law and was reported in the 2017 federal income tax filing.

      The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

      2018                                                            $      2,472
      2017                                                            $      9,879
      2016                                                            $      7,710

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      A reconciliation of the beginning and ending liability for tax contingencies is as follows:

                                                           2018           2017
                                                       ------------   ------------
      Beginning of the year balance                    $      2,371   $      1,390
         Additions based on tax positions related to
           the current year                                      --          1,291
         Additions based on tax positions related to
           prior years                                           20             20
         Decrease based on tax positions related to
           current year                                        (156)          (330)
         Decrease for settlements                              (790)            --
                                                       ------------   ------------
      End of the year balance                          $      1,445   $      2,371
                                                       ============   ============

      The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

      The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. Open tax years including those from 2016 through 2018 are open to examination by the tax authorities. The 2015 federal consolidated income tax return has been examined resulting in no material adjustment. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant federal income tax liability resulting from uncertain tax positions.

11.   REINSURANCE

      AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2018 and 2017, life reinsurance assumed was approximately 37 percent and 43 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 23 percent and 26 percent of gross life insurance premium income in 2018 and 2017, respectively. Premiums on accident and health reinsurance assumed were approximately 27 percent and 40 percent of gross accident and health premium income in 2018 and 2017, respectively.

      The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                          2018            2017
                                                      ------------    ------------
      Reinsurance ceded on ordinary life in force     $ 70,819,824    $ 76,707,110
      Reinsurance ceded on group and credit life in
         force                                           3,718,678       3,751,287
      Life reinsurance premiums ceded                      179,386         191,939
      Accident and health reinsurance premiums ceded        81,403          79,216
      Reinsurance recoveries                               334,161         318,072

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2018 and 2017 by $2,400,197 and $2,242,881, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2018 and 2017 by $86,123 and $86,903, respectively, for reinsurance ceded.

      Two reinsurers account for approximately 93 percent of AUL's December 31, 2018 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and B+. There was one reinsurer with an A.M. Best rating of B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance agreement from the reinsurer's parent company in order to reduce the credit risk to OneAmerica. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

      The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2018, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2018 or 2017.

      The Company did not commute any material ceded reinsurance in 2018 or 2017.

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

      MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2018 and 2017 was $234,187 and $227,518, respectively. MidAmerica does not have an exclusive contract with the Company.

13.   RISK-BASED CAPITAL

      The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2018, the Company's calculated RBC exceeded the minimum RBC requirements.

14.   COMMITMENTS AND CONTINGENCIES

      Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

15.   SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

      In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      Interest is payable semiannually in March and September. Interest payments of $5,813 and $5,813 were approved and paid in 2018 and 2017, respectively. Total interest paid inception to date is $131,493.

      Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2018 and 2017 would have been $1,453.

      Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $104,756 in 2018.

      The Company paid no dividends in 2018 or 2017. The Company did not receive a capital contribution in 2018. The company received a capital contribution of $30,000 in 2017.

      The portion of unassigned surplus represented or reduced by each item below as of December 31, 2018 is as follows:

      Nonadmitted asset values                                                                              $      (101,569)
      Asset valuation reserve                                                                               $      (106,517)
      Net unrealized gain (losses)                                                                          $       (23,224)
      Reinsurance recoverables from unauthorized companies                                                  $          (122)

16.   FEDERAL HOME LOAN BANK OF INDIANAPOLIS

      In 2015, the Company entered into a line of credit for amounts up to $50,000 with the Federal Home Loan Bank of Indianapolis (FHLBI) which matured in 2017. During 2017, the Company entered into a new line of credit agreement for amounts up to $50,000 which will mature in 2019. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2018.

      The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2018 and 2017, the carrying value of the FHLBI Class B common stock was $77,942 and $77,548, respectively. The carrying value of the FHLBI common stock approximates fair value.

      Funding Agreements associated with the FHLBI totaled $1,675,264 and $1,670,574 as of December 31, 2018 and 2017, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,677,077 and $1,672,080 at December 31, 2018 and 2017, respectively.
      Interest paid was $38,034 and $27,298 in 2018 and 2017, respectively.

      The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,624,307 and $2,586,797 at December 31, 2018 and 2017, respectively, and is included

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,806,254.

      The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $1,926 at December 31, 2018.

17.   FAIR VALUE OF FINANCIAL INSTRUMENTS

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

      - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

      - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

      - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

      In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

      The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

      The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

      The table below presents the balances of assets measured at fair value as of December 31:

                                                     QUOTED PRICES IN    SIGNIFICANT        SIGNIFICANT          TOTAL
                                                     ACTIVE MARKETS      OBSERVABLE        UNOBSERVABLE          FAIR
      2018                                               LEVEL 1           LEVEL 2            LEVEL 3            VALUE
      ---------------------------------------------  ----------------  ---------------    ---------------   ---------------
      ASSETS
        Common stocks
          Industrial & misc                          $             17  $            --    $        80,740   $        80,757
        Derivatives                                                --            5,489                 --             5,489
        Separate account assets *                          13,588,197               --                 --        13,588,197
                                                     ----------------  ---------------    ---------------   ---------------
             Total Assets                            $     13,588,214  $         5,489    $        80,740   $    13,674,443
                                                     ================  ===============    ===============   ===============
      LIABILITIES
        Derivatives                                  $             --  $         2,689    $            --   $         2,689

                                                     QUOTED PRICES IN    SIGNIFICANT        SIGNIFICANT          TOTAL
                                                     ACTIVE MARKETS      OBSERVABLE        UNOBSERVABLE          FAIR
      2017                                               LEVEL 1           LEVEL 2            LEVEL 3            VALUE
      ---------------------------------------------  ----------------  ---------------    ---------------   ---------------
      ASSETS
        Common stocks
          Industrial & misc                          $             38  $            --    $        80,166   $        80,204
          Mutual funds                                         43,676               --                 --            43,676
                                                     ----------------  ---------------    ---------------   ---------------
             Total common stocks                               43,714               --             80,166           123,880
        Derivatives                                                --           29,328                 --            29,328
        Separate account assets *                          14,755,056               --                 --        14,755,056
                                                     ----------------  ---------------    ---------------   ---------------
             Total Assets                            $     14,798,770  $        29,328    $        80,166   $    14,908,264
                                                     ================  ===============    ===============   ===============
      LIABILITIES
        Derivatives                                  $             --  $        17,994    $            --   $        17,994


--------
      *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

      There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                    COMMON STOCKS
                                                  INDUSTRIAL & MISC
                                                 --------------------
      BEGINNING BALANCE AT DECEMBER 31, 2016     $             52,939
        Transfer into level 3                                      --
        Transfer out of level 3                                    --
        Total gains included in net income                         --
        Total gains included in surplus                           213
        Purchases                                              27,015
        Issuances                                                  --
        Sales                                                      (1)
        Settlements                                                --
                                                 --------------------
      ENDING BALANCE AT DECEMBER 31, 2017        $             80,166
        Transfer into level 3                                      --
        Transfer out of level 3                                    (4)
        Total gains included in net income                         (4)
        Total gains included in surplus                           187
        Purchases                                                 395
        Issuances                                                  --
        Sales                                                      --
        Settlements                                                --
                                                 --------------------
      ENDING BALANCE AT DECEMBER 31, 2018        $             80,740
                                                 ====================

      Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

      Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

      The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

      The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

      Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

      The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

      The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:


                                                                       2018                                          NOT
                                    --------------------------------------------------------------------------   PRACTICABLE
                                         FAIR         ADMITTED                                                    CARRYING
                                        VALUE           VALUE         LEVEL 1        LEVEL 2        LEVEL 3         VALUE
                                    --------------  -------------  -------------  -------------  -------------  -------------
      Assets
        Bonds                       $   10,467,342  $  10,467,845  $       8,892  $  10,315,378  $     143,072  $          --
        Preferred stocks                     6,972          7,502             --          6,972             --             --
        Common stocks                       80,757         80,757             17             --         80,740             --
        Mortgage loans                   2,125,000      2,192,618             --             --      2,125,000             --
        Contract loans                          --        373,262             --             --             --        373,262
        Derivatives                          5,489          5,489             --          5,489             --             --
        Other invested assets              189,660        183,764             --         44,306        145,354             --
        Securities lending
          reinvested collateral
          assets                           226,498        226,563         31,531        194,967             --             --
        Cash equivalents                   102,483        102,492        102,483             --             --             --
        Corporate owned
          life insurance                   344,907        344,907             --        344,907             --             --
        Employee and agent trust               475            475             --            475             --             --
        Separate account assets         13,588,197     13,588,197     13,588,197             --             --             --
      Liabilities
        Derivatives                          2,689          2,689             --          2,689             --             --
        Payable for securities
          lending                          226,498        226,563         31,531        194,967             --             --
        Funding agreements               1,670,370      1,672,070             --             --      1,670,370             --

                                                                       2017                                          NOT
                                    --------------------------------------------------------------------------   PRACTICABLE
                                         FAIR         ADMITTED                                                    CARRYING
                                        VALUE           VALUE         LEVEL 1        LEVEL 2        LEVEL 3         VALUE
                                    --------------  -------------  -------------  -------------  -------------  -------------
      Assets
        Bonds                       $   11,033,782  $  10,506,525  $     215,277  $   9,792,425  $   1,026,080  $          --
        Preferred stocks                     7,714          7,533             --          7,714             --             --
        Common stocks                      123,880        123,880         43,714             --         80,166             --
        Mortgage loans                   1,924,913      1,965,168             --             --      1,924,913             --
        Contract loans                          --        346,379             --             --             --        346,379
        Derivatives                         29,328         29,328             --         29,328             --             --
        Other invested assets              159,938        154,506             --         44,306        115,632             --
        Securities lending
          reinvested collateral
          assets                           315,223        315,234        129,100        186,123             --             --
        Short-term investments              16,473         16,480         16,473             --             --             --
        Corporate owned
          life insurance                    91,155         91,155             --         91,155             --             --
        Employee and agent trust               133            133             --            133             --             --
        Separate account assets         14,755,056     14,755,056     14,755,056             --             --             --
      Liabilities
        Derivatives                         17,994         17,994             --         17,994             --             --
        Payable for securities
          lending                          315,223        315,234        129,100        186,123             --             --
        Funding agreements               1,666,360      1,672,070             --             --      1,666,360             --

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2018 AND 2017
(DOLLARS IN THOUSANDS)

18.   SUBSEQUENT EVENTS

      Management has evaluated the impact of all subsequent events through April 5, 2019, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                             $        33,727
   Other bonds (unaffiliated)                                                           427,600
   Preferred stocks (unaffiliated)                                                          456
   Common stocks (unaffiliated)                                                           4,445
   Mortgage loans                                                                        86,195
   Real estate                                                                           16,364
   Premium notes, policy loans and liens                                                 18,099
   Cash/short-term investments                                                            1,048
   Other invested assets                                                                 10,257
   Aggregate write-ins for investment income                                              1,195
                                                                                ---------------
     Gross investment income                                                    $       599,386
                                                                                ===============
Real estate owned--book value less encumbrances                                 $        93,206
Mortgage loans--book value
   Residential mortgages                                                        $            60
   Commercial mortgages                                                               2,192,558
                                                                                ---------------
        Total mortgage loans                                                    $     2,192,618
                                                                                ===============
Mortgage loans by standing--book value
   Good standing                                                                $     2,192,618
   Good standing with restructured terms                                                     --
   Interest overdue more than three months, not in foreclosure                               --
   Foreclosure in process                                                                    --
                                                                                ---------------
        Total mortgage loans                                                    $     2,192,618
                                                                                ===============
Other long-term assets--statement value #                                       $       189,253
Common stock of parent, subsidiary, and affiliates--book value                  $         4,418
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                $     1,124,564
     Over 1 year through 5 years                                                      2,609,856
     Over 5 years through 10 years                                                    3,194,736
     Over 10 years through 20 years                                                   1,697,183
     Over 20 years                                                                    1,943,998
     No maturity date                                                                        --
                                                                                ---------------
        Total by maturity                                                       $    10,570,337
                                                                                ===============
   Bonds by class--statement value
     Class 1                                                                    $     6,628,211
     Class 2                                                                          3,722,464
     Class 3                                                                            177,305
     Class 4                                                                             26,739
     Class 5                                                                             11,179
     Class 6                                                                              4,439
                                                                                ---------------
          Total by class                                                        $    10,570,337
                                                                                ===============
   Total bonds publicly traded                                                  $     6,071,719
   Total bonds privately placed                                                 $     4,498,618

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                               $         7,502
Common stocks--market value                                                     $        85,175
Short-term investments--book value                                              $            --
Derivatives - statement value, net                                              $         2,800
Cash (overdraft) on deposit                                                     $        43,564
Life insurance in force, net of reinsurance
   Ordinary                                                                     $    12,554,139
   Credit life                                                                  $         2,761
   Group life                                                                   $    51,518,524
Amount of accidental death insurance in force under ordinary policies           $        28,456
Life insurance policies with disability provisions in force
   Ordinary                                                                     $     9,482,769
   Group life                                                                   $    35,505,979
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                          $        29,126
     Income payable                                                             $           222
   Ordinary--involving life contingencies
     Income payable                                                             $           231
   Group--not involving life contingencies
     Amount on deposit                                                          $            68

Annuities
   Ordinary
     Immediate--amount of income payable                                        $        30,209
     Deferred--fully paid account balance                                       $            11
     Deferred--not fully paid account balance                                   $     1,200,963
   Group
     Amount of income payable                                                   $       125,919
     Fully paid account balance                                                 $       663,306
     Not fully paid account balance                                             $     5,247,612
Accident and health insurance--premiums in force
   Ordinary                                                                     $        50,087
   Group                                                                        $       142,131
   Credit                                                                       $             5

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Deposit funds and dividend accumulations
   Deposit funds--account balance                                               $         7,070
   Dividend accumulations--account balance                                      $        43,649
Claim payments (by accident year)
   Group accident and health
     2018                                                                       $        31,522
     2017                                                                       $        15,317
     2016                                                                       $         3,656
     2015                                                                       $         1,197
     2014                                                                       $           598
     Prior                                                                      $        10,837
   Other accident and health
     2018                                                                       $            --
     2017                                                                       $            --
     2016                                                                       $            --
     2015                                                                       $            --
     2014                                                                       $            --
     Prior                                                                      $            --
 Other coverages that use developmental methods to calculate claims reserves
     2018                                                                       $            --
     2017                                                                       $            --
     2016                                                                       $            --
     2015                                                                       $            --
     2014                                                                       $            --
     Prior                                                                      $            --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2018 Annual Statement are $13,781,993.

                                                                                  ADMITTED ASSETS AS REPORTED
                                     GROSS INVESTMENT HOLDINGS                      IN THE ANNUAL STATEMENT
                                   ----------------------------  -------------------------------------------------------------
                                                                                  SECURITIES
                                                                                   LENDING
                                                                                  REINVESTED
                                                                                  COLLATERAL
                                       AMOUNT       PERCENTAGE       AMOUNT          AMOUNT       TOTAL AMOUNT     PERCENTAGE
                                   -------------  -------------  -------------   ------------   ---------------   ------------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities          $       9,026           0.07% $       9,026   $         --   $         9,026           0.07%
   U.S. Government agency and
     corporate obligations
     (excluding mortgage-backed
     securities)
     Issued by US Government
        agencies                           6,519           0.05%         6,519             --             6,519           0.05%
     Issued by US
        Government-sponsored
        agencies                              --             --             --             --                --           0.00%
   Foreign government (including
     Canada, excluding
     mortgage-backed securities)           5,249           0.04%         5,249             --             5,249           0.04%
   Securities issued by states,
     territories, and
     possessions and political
     subdivisions in the US
     State and territory and
        possession general
        obligations                       10,610           0.08%        10,610             --            10,610           0.08%
     Political subdivisions of
        states, territories and
        possessions political
        subdivisions general
        obligations                        2,303           0.02%         2,303             --             2,303           0.02%
     Revenue and assessment
        obligations                      156,888           1.14%       156,888             --           156,888           1.14%
     Industrial development
        bonds and similar
        obligations                           --           0.00%            --             --                --           0.00%
   Mortgage-backed securities
     (including residential and
     commercial MBS)
     Pass-through securities
        Guaranteed by GNMA                 1,280           0.01%         1,280             --             1,280           0.01%
        Issued by FNMA and FHLMC           6,633           0.05%         6,633             --             6,633           0.05%
        Other pass-through
          securities                     156,205           1.13%       156,205             --           156,205           1.13%
     CMOs and REMICs
        Issued by FNMA, FHLMC or
        GNMA                           1,295,290           9.40%     1,295,290             --         1,295,290           9.40%
        Privately issued and
          collateralized by MBS
          issued or guaranteed
          by GNMA, FNMA, or
          FHLMC                           10,524           0.08%        10,524             --            10,524           0.08%
        All other privately
          issued                         468,182           3.40%       468,182         21,776           489,958           3.56%
OTHER DEBT AND OTHER FIXED
   INCOME SECURITIES (EXCLUDING
   SHORT TERM)
   Unaffiliated domestic
     securities (includes credit
     tenant loans rated by the
     SVO)                              6,964,525          50.53%     6,964,525         73,420         7,037,945          51.07%
   Unaffiliated foreign
     securities                        1,374,611           9.97%     1,374,611             --         1,374,611           9.97%
   Affiliated securities                      --             --             --             --                --           0.00%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

                                                                                  ADMITTED ASSETS AS REPORTED
                                     GROSS INVESTMENT HOLDINGS                      IN THE ANNUAL STATEMENT
                                   ----------------------------  -------------------------------------------------------------
                                                                                  SECURITIES
                                                                                   LENDING
                                                                                  REINVESTED
                                                                                  COLLATERAL
                                       AMOUNT       PERCENTAGE       AMOUNT          AMOUNT       TOTAL AMOUNT     PERCENTAGE
                                   -------------  -------------  -------------   ------------   ---------------   ------------
EQUITY INTEREST
   Investments in mutual funds                --           0.00%            --             --                --           0.00%
   Preferred stocks
     Affiliated                               --             --             --             --                --           0.00%
     Unaffiliated                          7,502           0.05%         7,502             --             7,502           0.05%
   Publicly traded equity
     securities (excluding
     preferred stocks)
     Affiliated                               --             --             --             --                --           0.00%
     Unaffiliated                             17           0.00%            17             --                17           0.00%
   Other equity securities
     Affiliated                            4,418           0.03%         4,418             --             4,418           0.03%
     Unaffiliated                         80,740           0.59%        80,740             --            80,740           0.59%
   Other equity interests
     including tangible personal
     property under leases
     Affiliated                               --             --             --             --                --           0.00%
     Unaffiliated                             --             --             --             --                --           0.00%

MORTGAGE LOANS
   Construction and land
     development                              --             --             --             --                --           0.00%
   Agricultural                               --             --             --             --                --           0.00%
   Single family residential
     properties                               60           0.00%            60             --                60           0.00%
   Multifamily residential
     properties                               --             --             --             --                --           0.00%
   Commercial loans                    2,192,558          15.91%     2,192,558             --         2,192,558          15.91%

REAL ESTATE INVESTMENTS
   Property occupied by the
     company                              77,929           0.57%        77,929             --            77,929           0.57%
   Property held for the
     production of income                 15,277           0.11%        15,277             --            15,277           0.11%
   Property held for sale                     --             --             --             --                --           0.00%
Contract Loans                           373,261           2.71%       373,261             --           373,261           2.71%
Derivatives                                5,489           0.04%         5,489             --             5,489           0.04%
Receivables for securities                    --           0.00%            --             --                --           0.00%
Securities lending                       226,563           1.64%       226,563            xxx               xxx            xxx
Cash, short-term investments and
   cash equivalents                      146,056           1.06%       146,056        131,367           277,423           2.01%
Other invested assets                    184,278           1.34%       183,764             --           183,764           1.33%
                                   -------------  -------------  -------------   ------------   ---------------   ------------
     TOTAL INVESTED ASSETS         $  13,781,993         100.00% $  13,781,479   $    226,563   $    13,781,479         100.00%
                                   =============  =============  =============   ============   ===============   ============

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $14,049,442

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                          PERCENTAGE OF TOTAL
    INVESTMENT CATEGORY                                                                     AMOUNT          ADMITTED ASSETS
    -------------------------------------------------------------------------------    ----------------  ---------------------
    2.01  FEDERAL HOME LOAN BANK COMM                                                  $         77,942                    0.5%
    2.02  AMERICAN WATER WORKS COMPANY INC                                                       71,102                    0.5%
    2.03  FCO_17-9                                                                               59,538                    0.4%
    2.04  ENERGY TRANSFER LP                                                                     52,874                    0.4%
    2.05  CVS HEALTH CORP                                                                        52,372                    0.4%
    2.06  SIEMENS AG                                                                             51,074                    0.4%
    2.07  COMCAST CORPORATION                                                                    50,521                    0.4%
    2.08  ROYAL DUTCH SHELL PLC                                                                  50,519                    0.4%
    2.09  FEDEX CORP                                                                             50,517                    0.4%
    2.10  WELLS FARGO & COMPANY                                                                  47,774                    0.3%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                               PERCENTAGE OF TOTAL                                       PERCENTAGE OF TOTAL
                                                     ADMITTED             PREFERRED                            ADMITTED
    BONDS                        AMOUNT               ASSETS               STOCKS          AMOUNT               ASSETS
    ------------------------  --------------  ----------------------   --------------  --------------  -----------------------
    3.01 NAIC - 1                  6,628,211                    46.0%  P/RP - 1        $           --                      0.0%
    3.02 NAIC - 2                  3,722,464                    25.8%  P/RP - 2                 7,502                      0.1%
    3.03 NAIC - 3                    177,305                     1.2%  P/RP - 3                    --                      0.0%
    3.04 NAIC - 4                     26,739                     0.2%  P/RP - 4                    --                      0.0%
    3.05 NAIC - 5                     11,179                     0.1%  P/RP - 5                    --                      0.0%
    3.06 NAIC - 6                      4,439                     0.0%  P/RP - 6                    --                      0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

    Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes / / No /X/

     4.01    Total admitted assets held in foreign investments                         $     1,248,348                     8.7%
     4.02    Foreign-currency-denominated investments                                               --                     0.0%
     4.03    Insurance liabilities denominated in that same foreign
               currency                                                                             --                     0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                           AMOUNT           ADMITTED ASSETS
                                                                                       ---------------   ---------------------
     5.01     Countries rated NAIC-1                                                   $     1,203,143                     8.4%
     5.02     Countries rated NAIC-2                                                            45,205                     0.3%
     5.03     Countries rated NAIC-3 or below                                                       --                     0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                           AMOUNT           ADMITTED ASSETS
                                                                                       ---------------   ---------------------
              Countries rated NAIC-1
     6.01     Country: Australia                                                       $       320,858                     2.2%
     6.02     Country: United Kingdom                                                          266,454                     1.8%

              Countries rated NAIC-2
     6.03     Country: Mexico                                                          $        34,705                     0.2%
     6.04     Country: Spain                                                                    10,500                     0.1%

              Countries rated NAIC-3 or below
     6.05     Country:                                                                 $            --                     0.0%
     6.06     Country:                                                                              --                     0.0%

                                                                                                          PERCENTAGE OF TOTAL
                                                                                           AMOUNT           ADMITTED ASSETS
                                                                                       ---------------   ---------------------
7.  Aggregate unhedged foreign currency exposure                                       $            --                     0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01     Countries rated NAIC-1                                                   $            --                     0.0%
     8.02     Countries rated NAIC-2                                                                --                     0.0%
     8.03     Countries rated NAIC-3 or below                                                       --                     0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

     9.01     Country:                                                                 $            --                     0.0%
     9.02     Country:                                                                              --                     0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                            AMOUNT          ADMITTED ASSETS
                                                                                       ----------------  ---------------------
     10.01   1FE SIEMENS AG                                                            $         51,074                    0.4%
     10.02   1FE ROYAL DUTCH SHELL PLC                                                           50,519                    0.4%
     10.03   1FE MARANON LOAN FUNDING MRNON_18-1A                                                30,000                    0.2%
     10.04      1 CSL LTD                                                                        28,021                    0.2%
     10.05   1FE INVESCO LTD                                                                     27,259                    0.2%
     10.06   1FE MACQUARIE GROUP LTD                                                             25,162                    0.2%
     10.07   2FE PERNOD-RICARD SA                                                                24,931                    0.2%
     10.08   2FE WPP PLC                                                                         22,994                    0.2%
     10.09      2 KONINKLIJKE PHILIPS ELECTRONICS NV                                             21,644                    0.2%
     10.10   1FE TELSTRA CORPORATION LIMITED                                                     20,839                    0.1%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes /X/ No / /

     11.01   Total admitted assets held in Canadian investments                        $             --                    0.0%
     11.02   Canadian-currency denominated investments                                               --                    0.0%
     11.03   Canadian-denominated insurance liabilities                                              --                    0.0%
     11.04   Unhedged Canadian currency exposure                                                     --                    0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

    Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes / / No /X/

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

    List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                          PERCENTAGE OF TOTAL
                          TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                      AMOUNT          ADMITTED ASSETS
             -----------------------------------------------------------------------   ----------------  ---------------------
     16.02   Commercial                                                                $        26,374                     0.2%
     16.03   Commercial                                                                         26,277                     0.2%
     16.04   Commercial                                                                         26,000                     0.2%
     16.05   Commercial                                                                         24,056                     0.2%
     16.06   Commercial                                                                         23,622                     0.2%
     16.07   Commercial                                                                         22,463                     0.2%
     16.08   Commercial                                                                         22,412                     0.2%
     16.09   Commercial                                                                         19,027                     0.1%
     16.10   Commercial                                                                         18,693                     0.1%
     16.11   Commercial                                                                         17,761                     0.1%

    Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                            AMOUNT          ADMITTED ASSETS
                                                                                       ----------------  ---------------------
     16.12   Construction loans                                                        $            --                     0.0%
     16.13   Mortgage loans over 90 days past due                                                   --                     0.0%
     16.14   Mortgage loans in the process of foreclosure                                           --                     0.0%
     16.15   Mortgage loans foreclosed                                                              --                     0.0%
     16.16   Restructured mortgage loans                                                           900                     0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                     RESIDENTIAL                       COMMERCIAL                       AGRICULTURAL
                           --------------------------------  --------------------------------  --------------------------------
                                        PERCENTAGE OF TOTAL               PERCENTAGE OF TOTAL              PERCENTAGE OF TOTAL
                                             ADMITTED                          ADMITTED                        ADMITTED
     LOAN-TO VALUE           AMOUNT           ASSETS           AMOUNT           ASSETS           AMOUNT         ASSETS
     -------------------   ----------   -------------------  ----------   -------------------  ----------  --------------------
     17.01 above 95%       $       --                   0.0%                              0.0% $       --                   0.0%
     17.02 91% to 95%              --                   0.0%         --                   0.0%         --                   0.0%
     17.03 81% to 90%              --                   0.0%        900                   0.0%         --                   0.0%
     17.04 71% to 80%              --                   0.0%         --                   0.0%         --                   0.0%
     17.05 below 70%               60                   0.0%  2,191,658                  15.2%         --                   0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

                                                           AT YEAR-END
                                                       PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                  -----------------------------   ---------------------------------------------
                                                                    ADMITTED         1ST QTR         2ND QTR        3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                  -------------   -------------   -------------   -------------   -------------
                                                                                   (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
     Securities lending (do not include assets
       held as collateral for such
       transactions)                              $   5,360,117            37.2%  $   5,683,646   $   5,484,313   $   5,593,545
     Repurchase agreements                                   --             0.0%             --              --              --
     Reverse repurchase agreements                           --             0.0%             --              --              --
     Dollar repurchase agreements                            --             0.0%             --              --              --
     Dollar reverse repurchase agreements                    --             0.0%             --              --              --

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                                           AT YEAR-END
                                                       PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                  -----------------------------   ---------------------------------------------
                                                                    ADMITTED         1ST QTR         2ND QTR        3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                  --------------  -------------   -------------   -------------   -------------
                                                                                   (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
     Hedging                                                  --            0.0%             --              --              --
     Income generation                                        --            0.0%             --              --              --
     Replications                                             --            0.0%             --              --              --
     Other                                                    --            0.0%             --              --              --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2018

1.BASIS OF PRESENTATION

    The accompanying schedules and interrogatories present selected financial data as of December 31, 2018 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2018 Statutory Annual Statement as filed with the IDOI.

    Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square
                          Indianapolis, Indiana 46206-0368

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2019

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1.    Included in Prospectus (Part A):

            Condensed Financial Information (18)

      2.    Included in Statement of Additional Information (Part B):

            (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust (18)

                       Report of Independent Registered Public Accounting Firm


                       Statements of Net Assets as of December 31, 2018

                       Statements of Operations for the period ended December 31, 2018

                       Statements of Changes in Net Assets for the periods ended December 31, 2018 and 2017 Notes to Financial Statements


            (b) Statutory Financial Statements of American United Life Insurance Company (18)

                       Report of Independent Registered Public Accounting Firm


                       Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2018 and 2017 Statements of Operations for the years ended December 31, 2018 and 2017

                       Statements of Changes in Surplus for the years ended December 31, 2018 and 2017 Statements of Cash Flow for the years ended December 31, 2018 and 2017


                       Notes to Financial Statements

(b)   Exhibits

      1. Resolution of Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Unit Trust (1)

      2.    Not applicable

      3.    Underwriting Agreements

            3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

            3.2   Form of Selling Agreement (8)

      4.    Group Annuity Contract Forms:

            4.1   TDA Voluntary Contract, Form P-12511 (1)

            4.2   TDA Employer Sponsored Contract, Form P-12621 (1)

            4.3 TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

            4.4   TDA Custodial SPL Contract, Form P-12833 (1)

            4.5   TDA Custodial Contract, Form P-12833 (1) (3)

            4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

            4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

            4.8   IRA Non-Custodial Contract, Form P-12566 (1)

            4.9   IRA Custodial Contract, Form P-12867 (1) (3)

            4.10  DCP Contract, Form P-12518 (1)

            4.11  IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

            4.12 IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

            4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

            4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

            4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

            4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

            4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

            4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

            4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

            4.20 Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

            4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

            4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

            4.25  AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

            4.26  AUL Omni DCP MFVA - Form DCP.OM (8)

            4.27  AUL Loan Administration Fee Addendum to Group Annuity Contract
                  (9)

            4.28 AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

            4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

            4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

            4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

            4.32  Amendment to the TDA Group Annuity Contract (10)

            4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

            4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

            4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

            4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

            4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

            4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

            4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

            4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA)
                  (12)

            4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

            4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

      5.    Application Forms and other forms:

            5.1   AUL American Series Enrollment Form P-12464 (1)

            5.2   Employer Sponsored TDA Enrollment Form P-12477 (1)

            5.3   AUL Select Annuity Enrollment Form P-14009 (1)

            5.4   Application for No-Load IRA Contract, P-12503 (2)

            5.5   AUL American Series Enrollment Form P-11464 G (4)

            5.6 Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

      6.    Certificate of Incorporation and By-Laws of the Depositor

            6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

            6.4 Second Amended and Restated By-Laws of American United Life Insurance Company (6)

      7.    Not applicable

      8.    Form of Participation Agreements:

            8.1   Form of Participation Agreement with Alger American Fund (1)

            8.2   Form of Participation Agreement with American Century (1)

                  8.2.1 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.2 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

            8.3   Form of Participation Agreement with Calvert Variable Series
                  (1)

            8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

            8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

            8.6   Form of Participation Agreement with Janus Aspen Series (1)

            8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

            8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)

            8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

            8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

            8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

            8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

            8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

            8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)(6)

            8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

            8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

            8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company
                  (5)

            8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company
                  (5)

            8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

            8.22 Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

            8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

            8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

            8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

            8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

            8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

            8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

            8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

            8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

            8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

            8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

            8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

            8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

            8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company
                  (8)

            8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company
                  (8)

            8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

            8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

            8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

            8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

            8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

            8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

            8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company
                  (11)

            8.48 Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

            8.49 Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

            8.50 Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

            8.51 Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

            8.52 Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

            8.53 Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.54 Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc.
                  (14)

            8.55 Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.56 Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company
                  (15)

            8.57 Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

            8.58 Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

            8.59 Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

            8.60 Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

            8.61 Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

            8.62 Form of Administrative Services Agreement by and among The Advisors' Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

            8.63 Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

            8.64 Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

            8.65 Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

            8.66 Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)


            8.67 Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

            8.68 Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

            8.69 Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

            8.70 Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

            8.71 Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

            8.72 Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

            8.73 Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

            8.74 Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

            8.75 Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

            8.76 Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company
                  (18)


      9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

      10.   Miscellaneous Consents

            10.1  Consent of Independent Auditors (18)
            10.2  Consent of Dechert LLP (18)

            10.3  Powers of Attorney (18)

            10.4  Rule 483 Certified Resolution (18)

      11.   Not applicable

      12.   Not applicable

----------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15) Filed with the Registrant's Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16) Filed with the Registrant's Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17) Filed with the Registrant's Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.



(18) Filed with the Registrant's Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

ITEM 25. DIRECTORS AND OFFICERS OF AUL


NAME AND PRINCIPAL                                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                                          WITH AUL
---------------------  --------------------------------------------------------------------------------------
J. Scott Davison*      President and Chief Executive Officer (8/13 - present);
                       Chairman, AUL (3/14 - present)

Richard M. Ellery*     Senior Vice President, General Counsel and Secretary (4/19 - present);
                       Director (4/19 - present)

Jeffrey D. Holley*     Executive Vice President, Finance, Operations and Institutional Markets (6/14 - present);
                       Director, AUL (10/11 - present)

John C. Mason*         Senior Vice President and Chief Investment Officer (5/13 - present);
                       Director, AUL (2/12 - present)

Sandra McCarthy*       President, Retirement Services (6/18 - Present); Direct (4/19 - Present)

Karin W. Sarratt*      Senior Vice President and Chief Human Resources Officer (9/16 - present);
                       Director, AUL (12/16 - present)


----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC ("OAIAS") is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. ("OAS") (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2018, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2019, there were 2,406 qualified and non-qualified contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:


NAME AND PRINCIPAL                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                           WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   ------------------------------------------------------------
Matthew T. Fleetwood*                                       President & Director

Emilie E. Bolster*                                          Treasurer

Terry W. Burns*                                             Director

Christopher G. Coudret*                                     Director

James C. Crampton*                                          Tax Director

Bryan K. Hartley*                                           Financial Operations Principal

Anthony M. Smart*                                           Vice President, Business Technology

Eric D. Smiley*                                             Vice President, Operations

Sue E. Uhl*                                                 Secretary, Chief Counsel & Anti-Money Laundering Officer

Jay B. Williams*                                            Chief Compliance Officer

John W. Zeigler*                                            Vice President, Insurance Agency Registrations



----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 29th day of April, 2019.


                                    AUL AMERICAN UNIT TRUST
                                    By: American United Life Insurance Company

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO

                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO


* By: /s/ Sean P. McGoff
      --------------------------------
Sean P. McGoff as attorney in fact
Date: April 29, 2019

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               SIGNATURE                                  TITLE                                  DATE
----------------------------------------  -------------------------------------  -------------------------------------
J. Scott Davison*                         Chairman                               April 29, 2019

Richard C. Ellery*                        Director                               April 29, 2019

Jeffrey D. Holley*                        Director                               April 29, 2019

John C. Mason*                            Director                               April 29, 2019

Sandra McCarthy*                          Director                               April 29, 2019

Karin W. Sarratt*                         Director                               April 29, 2019



*By: /s/ Sean P. McGoff
     ---------------------------------------------

Sean P. McGoff as attorney in fact

                          EXHIBITS FILED WITH FORM N-4


NUMBER IN FORM, N-4, ITEM 24(b)                                                  NAME OF EXHIBIT
----------------------------------------------------------   -----------------------------------------------------------------------
                           8.67                              Form of Services Agreement between Hartford Funds Distributors, LLC,
                                                             American United Life Insurance Company and OneAmerica Securities, Inc.

                           8.68                              Form of Fund Agreement between Delaware Distributors, LP and American
                                                             United Life Insurance Company

                           8.69                              Form of Dealer Agreement between New York Life Investment Management,
                                                             LLC and OneAmerica Securities, Inc.

                           8.70                              Form of Participant Administrative Services Agreement between John
                                                             Hancock Funds, LLC, American United Life Insurance Company, and
                                                             OneAmerica Securities, Inc.

                           8.71                              Form of Administrative and Shareholder Services Agreeement between
                                                             Wells Fargo Funds Distributor, LLC, American United Life Insurance
                                                             Company and OneAmerica Securities, Inc.

                           8.72                              Form of Financial Services Agreement between Cohen & Steers Securities,
                                                             LLC, American United Life Insurance Company and OneAmerica Securities,
                                                             Inc.

                           8.73                              Form of Servicing Agreement between Natixis Distribution, LP, American
                                                             United Life Insurance Company and OneAmerica Securities, Inc.

                           8.74                              Form of Financial Intermediary Agreement between Baron Capital, Inc.,
                                                             American United Life Insurance Company and OneAmerica Securities, Inc.

                           8.75                              Form of Dealer Sales and Services Agreement between William Blair &
                                                             Company, LLC, American United Life Insurance Company and OneAmerica
                                                             Securities, Inc.

                           8.76                              Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company

                           10.1                              Consent of Independent Auditors (18)

                           10.2                              Consent of Dechert LLP (18)

                           10.3                              Powers of Attorney (16)

                           10.4                              Rule 483 Certified Resolution (18)